UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2013

Date of reporting period:	6/30/2013

Item 1 – Reports to Stockholders

ADVANCED SERIES TRUST

SEMIANNUAL REPORT •  JUNE 30, 2013

This report is one of several that provides financial information about certain investment choices available under variable annuity contracts. Based on the variable annuity contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

*Effective July 15, 2013, the portfolio name changed to the AST Herndon Large-Cap Value Portfolio.

**Effective July 15, 2013, the portfolio name changed to the AST Loomis Sayles Large-Cap Growth Portfolio.

AST AQR Emerging Markets Equity Portfolio
AST BlackRock iShares ETF Portfolio
AST BlackRock Value Portfolio*
AST Cohen & Steers Realty Portfolio
AST Federated Aggressive Growth Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST J.P. Morgan International Equity Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Marsico Capital Growth Portfolio**
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST QMA Emerging Markets Equity Portfolio
AST QMA Large-Cap Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Equity Income Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Templeton Global Bond Portfolio
AST Wellington Management Hedged Equity Portfolio

For information about enrolling in e-Delivery, please refer to the instructions below. Thank you.

Individual Annuity Contract Owners - To receive your reports online, go to www.annuities.prudential.com/investor/edelivery, or scan the code below.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2013

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST AQR Emerging Markets Equity Portfolio	A1
	AST BlackRock iShares ETF Portfolio	A18
	AST BlackRock Value Portfolio*	A21
	AST Cohen & Steers Realty Portfolio	A25
	AST Federated Aggressive Growth Portfolio	A29
	AST Goldman Sachs Concentrated Growth Portfolio	A35
	AST Goldman Sachs Large-Cap Value	A38
	AST Goldman Sachs Mid-Cap Growth Portfolio	A42
	AST Goldman Sachs Small-Cap Value Portfolio	A47
	AST International Growth Portfolio	A54
	AST International Value Portfolio	A61
	AST J.P. Morgan International Equity Portfolio	A69
	AST Jennison Large-Cap Growth Portfolio	A74
	AST Jennison Large-Cap Value Portfolio	A79
	AST Large-Cap Value Portfolio	A83
	AST Marsico Capital Growth Portfolio**	A87
	AST MFS Global Equity Portfolio	A91
	AST MFS Growth Portfolio	A96
	AST MFS Large-Cap Value Portfolio	A100
	AST Mid-Cap Value Portfolio	A104
	AST Neuberger Berman Mid-Cap Growth Portfolio	A108
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	A113
	AST Parametric Emerging Markets Equity Portfolio	A119
	AST QMA Emerging Markets Equity Portfolio	A137
	AST QMA Large-Cap Portfolio	A145
	AST Small-Cap Growth Portfolio	A152
	AST Small-Cap Value Portfolio	A157
	AST T. Rowe Price Equity Income Portfolio	A170
	AST T. Rowe Price Large-Cap Growth Portfolio	A175
	AST T. Rowe Price Natural Resources Portfolio	A179
	AST Templeton Global Bond Portfolio	A183
	AST Wellington Management Hedged Equity Portfolio	A189

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

*Effective July 15, 2013, the portfolio name changed to the AST Herndon Large-Cap Value Portfolio.

**Effective July 15, 2013, the portfolio name changed to the AST Loomis Sayles Large-Cap Growth Portfolio.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2013

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Robert F. O’Donnell

President,

Advanced Series Trust	July 31, 2013

Advanced Series Trust Presentation of Portfolio Holdings	June 30, 2013

AST AQR Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
Samsung Electronics Co. Ltd. (South Korea)	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	2.4%
China Construction Bank Corp. (China) (Class H Stock)	2.3%
HDFC Bank Ltd. (India), ADR	2.2%
Lukoil OAO (Russia), ADR	1.9%

AST BlackRock iShares ETF
Five Largest Holdings	(% of Net Assets	)
iShares Core Total U.S. Bond Market ETF	37.0%
iShares Core S&P 500 ETF	21.7%
iShares MSCI EAFE Index Fund	10.2%
iShares Barclays 1-3 Year Credit Bond Fund	5.7%
iShares Barclays Intermediate Credit Bond Fund	5.0%

AST BlackRock Value
Five Largest Holdings	(% of Net Assets	)
Pfizer, Inc.	5.1%
Chevron Corp.	5.1%
Exxon Mobil Corp.	5.0%
JPMorgan Chase & Co.	4.8%
Citigroup, Inc.	4.1%

AST Cohen & Steers Realty
Five Largest Holdings	(% of Net Assets	)
Simon Property Group, Inc.	11.9%
Ventas, Inc.	5.2%
ProLogis, Inc., REIT	4.9%
Vornado Realty Trust, REIT	4.9%
Equity Residential	4.6%

AST Federated Aggressive Growth
Five Largest Holdings	(% of Net Assets	)
CommVault Systems, Inc.	2.6%
Dynavax Technologies Corp.	2.0%
Aramex PJSC (United Arab Emirates)	1.7%
Samsonite International SA (Luxembourg)	1.7%
DexCom, Inc.	1.7%

AST Goldman Sachs Concentrated Growth
Five Largest Holdings	(% of Net Assets	)
Google, Inc. (Class A Stock)	6.2%
QUALCOMM, Inc.	5.5%
American Tower Corp.	4.8%
Apple, Inc.	4.5%
Equinix, Inc.	4.3%

AST Goldman Sachs Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
General Electric Co.	4.9%
Exxon Mobil Corp.	4.8%
Citigroup, Inc.	3.3%
JPMorgan Chase & Co.	3.1%
Pfizer, Inc.	2.9%

AST Goldman Sachs Mid-Cap Growth
Five Largest Holdings	(% of Net Assets	)
SBA Communications Corp. (Class A Stock)	3.3%
Equinix, Inc.	2.7%
CBRE Group, Inc. (Class A Stock)	2.6%
IntercontinentalExchange, Inc.	2.4%
Agilent Technologies, Inc.	2.4%

AST Goldman Sachs Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
iShares Russell 2000 Value Index Fund	3.5%
Southwest Gas Corp.	1.4%
American Equity Investment Life Holding Co.	1.1%
Rex Energy Corp.	1.1%
El Paso Electric Co.	1.1%

AST International Growth
Five Largest Holdings	(% of Net Assets	)
Roche Holding AG (Switzerland)	2.7%
SABMiller PLC (United Kingdom)	1.9%
Rolls-Royce Holdings PLC (United Kingdom)	1.8%
Experian PLC (Ireland)	1.7%
Novartis AG (Switzerland)	1.7%

AST International Value
Five Largest Holdings	(% of Net Assets	)
Mitsubishi UFJ Financial Group, Inc. (Japan)	1.8%
Novartis AG (Switzerland)	1.5%
Toyota Motor Corp. (Japan)	1.4%
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	1.3%
KDDI Corp. (Japan)	1.3%

AST J.P. Morgan International Equity
Five Largest Holdings	(% of Net Assets	)
HSBC Holdings PLC (United Kingdom)	2.8%
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	2.6%
Nestle SA (Switzerland)	2.2%
Roche Holding AG (Switzerland)	2.2%
Toyota Motor Corp. (Japan)	2.2%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings (continued)	June 30, 2013

AST Jennison Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Google, Inc. (Class A Stock)	4.3%
MasterCard, Inc. (Class A Stock)	3.6%
Amazon.com, Inc.	3.6%
Apple, Inc.	3.2%
priceline.com, Inc.	2.7%

AST Jennison Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
Wells Fargo & Co.	3.1%
Flextronics International Ltd.	2.9%
Liberty Global PLC (United Kingdom) (Class C Stock)	2.9%
Morgan Stanley	2.6%
Goldman Sachs Group, Inc. (The)	2.4%

AST Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
American International Group, Inc.	4.6%
JPMorgan Chase & Co.	4.2%
Microsoft Corp.	3.9%
Hewlett-Packard Co.	3.9%
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR	3.7%

AST Marsico Capital Growth
Five Largest Holdings	(% of Net Assets	)
Gilead Sciences, Inc.	5.4%
Biogen Idec, Inc.	4.5%
Google, Inc. (Class A Stock)	3.9%
Citigroup, Inc.	3.5%
Monsanto Co.	3.3%

AST MFS Global Equity
Five Largest Holdings	(% of Net Assets	)
Walt Disney Co. (The)	3.0%
Linde AG (Germany)	2.9%
Nestle SA (Switzerland)	2.6%
Reckitt Benckiser Group PLC (United Kingdom)	2.6%
Honeywell International, Inc.	2.4%

AST MFS Growth
Five Largest Holdings	(% of Net Assets	)
Google, Inc. (Class A Stock)	4.5%
Visa, Inc. (Class A Stock)	2.7%
Danaher Corp.	2.6%
Precision Castparts Corp.	2.5%
American Tower Corp.	2.3%

AST MFS Large-Cap Value
Five Largest Holdings	(% of Net Assets	)
Philip Morris International, Inc.	3.7%
Johnson & Johnson	3.6%
JPMorgan Chase & Co.	3.6%
Lockheed Martin Corp.	3.3%
Pfizer, Inc.	3.3%

AST Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
Sonoco Products Co.	2.4%
Darden Restaurants, Inc.	2.3%
URS Corp.	2.3%
Lincoln National Corp.	2.3%
Murphy Oil Corp.	2.3%

AST Neuberger Berman Mid-Cap Growth
Five Largest Holdings	(% of Net Assets	)
SBA Communications Corp. (Class A Stock)	2.2%
Stericycle, Inc.	2.0%
Roper Industries, Inc.	1.9%
Affiliated Managers Group, Inc.	1.8%
Cerner Corp.	1.8%

AST Neuberger Berman/LSV Mid-Cap Value
Five Largest Holdings	(% of Net Assets	)
Safeway, Inc.	2.3%
Best Buy Co., Inc.	1.7%
State Street Corp.	1.6%
Kohl’s Corp.	1.5%
Zimmer Holdings, Inc.	1.5%

AST Parametric Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
Samsung Electronics Co. Ltd. (South Korea)	1.1%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	1.1%
MTN Group Ltd. (South Africa)	1.1%
Vanguard FTSE Emerging Markets	0.9%
China Mobile Ltd. (China)	0.9%

AST QMA Emerging Markets Equity
Five Largest Holdings	(% of Net Assets	)
iShares MSCI Emerging Markets Index Fund	4.5%
Samsung Electronics Co. Ltd. (South Korea)	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.4%
China Mobile Ltd. (China)	1.7%
Vale SA (Brazil)	1.7%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings (continued)	June 30, 2013

AST QMA Large-Cap
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	3.2%
Exxon Mobil Corp.	2.6%
AT&T, Inc.	2.1%
Wells Fargo & Co.	1.8%
Chevron Corp.	1.7%

AST Small-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Genesco, Inc.	2.5%
Geospace Technologies Corp.	1.6%
GEO Group, Inc. (The)	1.5%
SHFL Entertainment, Inc.	1.4%
Gulfport Energy Corp.	1.4%

AST Small-Cap Value
Five Largest Holdings	(% of Net Assets	)
FirstMerit Corp.	1.2%
Iberiabank Corp.	0.9%
Portland General Electric Co.	0.9%
SVB Financial Group	0.8%
Triumph Group, Inc.	0.7%

AST T. Rowe Price Equity Income
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	2.8%
General Electric Co.	2.7%
Chevron Corp.	2.4%
Wells Fargo & Co.	2.0%
Exxon Mobil Corp.	2.0%

AST T. Rowe Price Large-Cap Growth
Five Largest Holdings	(% of Net Assets	)
Google, Inc. (Class A Stock)	5.7%
Amazon.com, Inc.	4.6%
Gilead Sciences, Inc.	3.7%
Crown Castle International Corp.	2.9%
Danaher Corp.	2.8%

AST T. Rowe Price Natural Resources
Five Largest Holdings	(% of Net Assets	)
Schlumberger Ltd. (Netherlands)	3.4%
Praxair, Inc.	1.9%
Range Resources Corp.	1.9%
Exxon Mobil Corp.	1.9%
Apache Corp.	1.9%

AST Templeton Global Bond
Allocation	(% of Net Assets	)
Foreign Bonds	54.3%
Sovereign Issues	10.5%

AST Wellington Management Hedged Equity
Five Largest Holdings	(% of Net Assets	)
SPDR S&P 500 ETF Trust	3.8%
iShares MSCI EAFE Index Fund	3.5%
Cisco Systems, Inc.	2.3%
Lowe’s Cos., Inc.	1.8%
Microsoft Corp.	1.8%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2013

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST AQR Emerging Markets Equity Portfolio	Actual**	$1,000.00	$926.00	1.39%	$4.62
	Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
AST BlackRock iShares ETF Portfolio	Actual***	$1,000.00	$980.00	1.04%	$1.78
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST BlackRock Value Portfolio	Actual	$1,000.00	$1,140.60	0.96%	$5.10
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81
AST Cohen & Steers Realty Portfolio	Actual	$1,000.00	$1,058.60	1.11%	$5.67
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
AST Federated Aggressive Growth Portfolio	Actual	$1,000.00	$1,117.30	1.08%	$5.67
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
AST Goldman Sachs Concentrated Growth Portfolio	Actual	$1,000.00	$1,090.00	0.99%	$5.13
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Goldman Sachs Large-Cap Value Portfolio	Actual	$1,000.00	$1,153.80	0.84%	$4.49
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
AST Goldman Sachs Mid-Cap Growth Portfolio	Actual	$1,000.00	$1,108.60	1.11%	$5.80
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
AST Goldman Sachs Small-Cap Value Portfolio	Actual	$1,000.00	$1,158.50	1.15%	$6.15
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
AST International Growth Portfolio	Actual	$1,000.00	$999.20	1.12%	$5.55
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
AST International Value Portfolio	Actual	$1,000.00	$1,015.00	1.11%	$5.55
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
AST J.P. Morgan International Equity Portfolio	Actual	$1,000.00	$1,000.50	1.04%	$5.16
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2013

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Jennison Large-Cap Growth Portfolio	Actual	$1,000.00	$1,087.00	1.00%	$5.17
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
AST Jennison Large-Cap Value Portfolio	Actual	$1,000.00	$1,142.90	0.84%	$4.46
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
AST Large-Cap Value Portfolio	Actual	$1,000.00	$1,201.40	0.74%	$4.04
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
AST Marsico Capital Growth Portfolio	Actual	$1,000.00	$1,133.40	0.98%	$5.18
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
AST MFS Global Equity Portfolio	Actual	$1,000.00	$1,091.80	1.15%	$5.96
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
AST MFS Growth Portfolio	Actual	$1,000.00	$1,111.90	0.80%	$4.19
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
AST MFS Large-Cap Value Portfolio	Actual	$1,000.00	$1,157.90	0.97%	$5.19
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86
AST Mid-Cap Value Portfolio	Actual	$1,000.00	$1,134.10	1.06%	$5.61
	Hypothetical	$1,000.00	$1,019.54	1.06%	$5.31
AST Neuberger Berman Mid-Cap Growth Portfolio	Actual	$1,000.00	$1,115.10	1.01%	$5.30
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Actual	$1,000.00	$1,196.50	1.02%	$5.56
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
AST Parametric Emerging Markets Equity Portfolio	Actual	$1,000.00	$929.60	1.44%	$6.89
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20
AST QMA Emerging Markets Equity Portfolio	Actual**	$1,000.00	$902.00	1.36%	$4.46
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80
AST QMA Large-Cap Portfolio	Actual***	$1,000.00	$1,006.00	0.83%	$1.44
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
AST Small-Cap Growth Portfolio	Actual	$1,000.00	$1,147.00	1.01%	$5.38
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Small-Cap Value Portfolio	Actual	$1,000.00	$1,160.20	1.05%	$5.62
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
AST T. Rowe Price Equity Income Portfolio	Actual	$1,000.00	$1,141.10	0.83%	$4.41
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
AST T. Rowe Price Large-Cap Growth Portfolio	Actual	$1,000.00	$1,130.00	0.94%	$4.96
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
AST T. Rowe Price Natural Resources Portfolio	Actual	$1,000.00	$1,007.10	1.01%	$5.03
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST Templeton Global Bond Portfolio	Actual	$1,000.00	$927.60	0.97%	$4.64
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86
AST Wellington Management Hedged Equity Portfolio	Actual	$1,000.00	$1,077.40	1.14%	$5.87
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2013, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** AST AQR Emerging Markets Equity and AST QMA Emerging Markets Equity Portfolios’ “Actual” expenses are calculated using the 126 day period ended June 30, 2013 due to its commencement of operations on February 25, 2013.

*** AST BlackRock iShares ETF and AST QMA Large-Cap Portfolios’ “Actual” expenses are calculated using the 63 day period ended June 30, 2013 due to its commencement of operations on April 29, 2013.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 89.8%
COMMON STOCKS — 83.5%	Shares	Value (Note 2)
Brazil — 5.7%
ALL - America Latina Logistica SA	38,100	$161,870
Banco Bradesco SA, ADR	185,780	2,416,998
Banco do Brasil SA	151,600	1,500,815
BM&FBovespa SA	29,000	159,338
BR Malls Participacoes SA	30,500	272,694
CCR SA	106,700	849,258
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	97,100	1,010,811
Cia Energetica de Minas Gerais, ADR	58	520
Duratex SA	40	229
Embraer SA, ADR	40,500	1,494,045
JBS SA	12,800	36,771
Multiplan Empreendimentos Imobiliarios SA	5,600	130,529
Porto Seguro SA	140,200	1,518,647
Telefonica Brasil SA, ADR	39,300	896,826
Totvs SA	6,700	104,373
Ultrapar Participacoes SA	26,400	630,259

		11,183,983

Chile — 2.1%
CAP SA	14,453	320,893
Empresas CMPC SA	70,814	218,415
Enersis SA, ADR	108,000	1,766,880
ENTEL Chile SA	52,252	874,209
SACI Falabella	85,190	922,242
Sociedad Quimica y Minera de Chile SA, ADR	500	20,200

		4,122,839

China — 16.6%
Agricultural Bank of China Ltd. (Class H Stock)	250,000	102,197
Air China Ltd. (Class H Stock)	190,000	136,018
Anta Sports Products Ltd.	373,000	325,211
Bank of China Ltd. (Class H Stock)	7,007,000	2,870,522
Bank of Communications Co. Ltd. (Class H Stock)	458,000	293,488
China BlueChemical Ltd. (Class H Stock)	794,000	482,706
China CITIC Bank Corp. Ltd. (Class H Stock)	729,000	334,890
China Communications Services Corp. Ltd. (Class H Stock)	356,000	223,324
China Construction Bank Corp. (Class H Stock)	6,445,000	4,529,022
China Mengniu Dairy Co. Ltd.	439,000	1,567,044
China Merchants Bank Co. Ltd. (Class H Stock)	365,000	606,018
China Mobile Ltd.	338,000	3,500,617
China Oilfield Services Ltd. (Class H Stock)	292,000	567,907
China Overseas Land & Investment Ltd.	310,000	807,070
China Petroleum & Chemical Corp. (Class H Stock)	1,895,400	1,326,334
China Railway Construction Corp. Ltd. (Class H Stock)	799,000	690,945
China Railway Group Ltd. (Class H Stock)	2,965,000	1,362,274
China Resources Land Ltd.	230,000	624,875
China Resources Power Holdings Co. Ltd.	14,000	33,451
China Shanshui Cement Group Ltd.	563,000	251,392

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Southern Airlines Co. Ltd. (Class H Stock)	1,364,000	$546,737
China Telecom Corp. Ltd. (Class H Stock)	1,102,000	525,578
CNOOC Ltd.	1,729,000	2,895,933
COSCO Pacific Ltd.	238,000	306,752
Country Garden Holdings Co.	523,000	271,788
Evergrande Real Estate Group Ltd.*	723,000	264,994
Geely Automobile Holdings Ltd.	475,000	203,938
Industrial & Commercial Bank of China Ltd. (Class H Stock)	3,197,000	2,003,663
Jiangxi Copper Co. Ltd. (Class H Stock)	190,000	321,031
Longfor Properties Co. Ltd.	153,500	227,133
PetroChina Co. Ltd. (Class H Stock)	826,000	895,678
Sihuan Pharmaceutical Holdings Group Ltd.	970,000	635,038
Sino-Ocean Land Holdings Ltd.	226,000	121,828
Sinopec Shanghai Petrochemical Co. Ltd.	2,004,000	666,973
Soho China Ltd.	154,500	122,443
Tencent Holdings Ltd.	39,800	1,554,080
Zhejiang Expressway Co. Ltd. (Class H Stock)	650,000	529,225

		32,728,117

Hong Kong — 1.3%
Belle International Holdings Ltd.	257,000	351,339
China Gas Holdings Ltd.	640,000	650,513
GOME Electrical Appliances Holding Ltd.*	1,820,000	163,117
Shimao Property Holdings Ltd.	159,000	312,773
Shougang Fushan Resources Group Ltd.	2,586,000	998,606

		2,476,348

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	2,179	162,652
OTP Bank PLC	21,135	442,084

		604,736

India — 6.8%
Axis Bank Ltd., GDR*	5,633	125,618
Dr Reddy’s Laboratories Ltd., ADR*	50,100	1,894,782
HDFC Bank Ltd., ADR	121,000	4,385,040
ICICI Bank Ltd., ADR	27,100	1,036,575
Infosys Ltd., ADR	65,700	2,706,183
Larsen & Toubro Ltd., GDR	6,522	154,519
Reliance Industries Ltd., GDR	47,070	1,366,517
State Bank of India, GDR	11,276	741,474
Tata Motors Ltd., ADR	8,400	196,896
Wipro Ltd., ADR	95,107	692,380

		13,299,984

Indonesia — 3.3%
Bank Rakyat Indonesia Persero Tbk PT	569,000	441,771
Bumi Resources Tbk PT	3,482,500	191,250
Indocement Tunggal Prakarsa Tbk PT	405,500	995,704
Indofood Sukses Makmur Tbk PT	1,612,000	1,189,048
Kalbe Farma Tbk PT	4,358,500	629,180
Perusahaan Gas Negara Persero Tbk PT	1,189,500	687,639
Telekomunikasi Indonesia Persero Tbk PT	1,523,500	1,696,658
Unilever Indonesia Tbk PT	192,000	592,979

		6,424,229

Malaysia — 3.6%
Digi.Com Bhd	598,400	899,980

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Malaysia (continued)
Hong Leong Bank Bhd	4,200	$18,422
Petronas Chemicals Group Bhd	292,900	613,366
Public Bank Bhd	132,400	713,609
RHB Capital Bhd	31,000	84,451
Tenaga Nasional Bhd	1,071,000	2,810,231
UMW Holdings Bhd	418,600	1,929,081

		7,069,140

Mexico — 6.0%
Alfa SAB de CV (Class A Stock)	1,223,100	2,941,304
America Movil SAB de CV (Class L Stock), ADR	33,400	726,450
Arca Continental SAB de CV	181,200	1,388,914
Coca-Cola Femsa SAB de CV, ADR	1,700	238,493
Fomento Economico Mexicano SAB de CV, ADR	9,800	1,011,262
Grupo Financiero Banorte SAB de CV (Class O Stock)	203,400	1,214,989
Grupo Mexico SAB de CV (Class B Stock)	268,000	775,616
Grupo Televisa SAB, ADR	37,900	941,436
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	773,300	2,536,398

		11,774,862

Peru — 0.3%
Cia de Minas Buenaventura SA, ADR	13,200	194,832
Credicorp Ltd.	3,200	409,472

		604,304

Poland — 1.6%
Grupa Lotos SA*	23,175	249,942
Jastrzebska Spolka Weglowa SA	9,122	176,030
Powszechny Zaklad Ubezpieczen SA	22,370	2,756,269

		3,182,241

Russia — 6.2%
Gazprom OAO, ADR*	409,198	2,688,431
Lukoil OAO, ADR	63,570	3,664,811
Magnit OJSC, GDR	15,033	858,760
MMC Norilsk Nickel OJSC, ADR	3,604	51,789
Rosneft Oil Co., GDR	184,298	1,278,881
Sistema JSFC, GDR	29,776	510,822
Surgutneftegas OAO, ADR	193,829	1,519,619
Tatneft, ADR	43,786	1,591,183

		12,164,296

South Africa — 2.8%
FirstRand Ltd.	426,362	1,247,614
Growthpoint Properties Ltd.	44,417	118,523
Imperial Holdings Ltd.	21,740	461,500
Investec Ltd.	45,948	296,987
Naspers Ltd. (Class N Stock)	3,409	251,624
RMB Holdings Ltd.	244,232	974,774
Sanlam Ltd.	9,359	43,494
Sasol Ltd.	4,334	188,693
Woolworths Holdings Ltd.	292,680	1,907,738

		5,490,947

South Korea — 12.3%
Daelim Industrial Co. Ltd.	11,072	834,587
Daewoo International Corp.	18,950	582,934

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea (continued)
Hanwha Corp.	8,600	$219,845
Hanwha Life Insurance Co. Ltd.	79,180	455,762
Hyosung Corp.	14,719	756,401
Hyundai Department Store Co. Ltd.	3,007	393,490
Hyundai Engineering & Construction Co. Ltd.	9,506	462,265
Hyundai Hysco Co. Ltd.	26,680	796,412
Hyundai Mobis	5,770	1,373,680
Hyundai Wia Corp.	14,491	2,142,078
Kia Motors Corp.	8,355	451,189
Korea Gas Corp.	2,584	118,874
KT Corp.	43,170	1,349,742
LG Chem Ltd.	577	127,065
LG Display Co. Ltd.*	53,690	1,281,035
Mirae Asset Securities Co. Ltd.	12,140	440,437
NHN Corp.	2,030	515,388
Samsung Card Co. Ltd.	2,850	96,711
Samsung Electronics Co. Ltd.	7,292	8,523,066
Samsung Heavy Industries Co. Ltd.	24,790	771,382
SK Holdings Co. Ltd.	3,872	572,671
SK Innovation Co. Ltd.	3,592	423,154
SK Telecom Co. Ltd., ADR	72,700	1,477,991

		24,166,159

Taiwan — 9.1%
AU Optronics Corp.*	1,528,000	542,635
Cheng Shin Rubber Industry Co. Ltd.	330,000	1,036,705
Chicony Electronics Co. Ltd.	338,000	878,400
China Motor Corp.	126,000	110,859
Delta Electronics, Inc.	234,000	1,062,707
Evergreen Marine Corp. Taiwan Ltd.*	137,000	74,626
Far EasTone Telecommunications Co. Ltd.	261,000	699,508
Hon Hai Precision Industry Co. Ltd.	346,000	845,634
Innolux Corp.*	3,573,000	1,764,321
Lite-On Technology Corp.	278,000	485,933
Novatek Microelectronics Corp.	221,000	1,064,749
President Chain Store Corp.	45,000	294,157
Realtek Semiconductor Corp.	307,000	722,943
Taiwan Cement Corp.	287,000	351,639
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	257,100	4,710,072
Uni-President Enterprises Corp.	1,664,000	3,234,598

		17,879,486

Thailand — 2.9%
Advanced Info Service PCL, NVDR	123,400	1,115,590
Bangkok Bank PCL	124,200	810,739
CP ALL PCL, NVDR	1,066,200	1,335,636
Kasikornbank PCL	130,200	794,906
Krung Thai Bank PCL	1,491,800	969,473
Siam Commercial Bank PCL	77,900	428,965
Thai Oil PCL	145,500	293,379

		5,748,688

Turkey — 2.5%
TAV Havalimanlari Holding A/S	72,046	421,390
Turk Hava Yollari	780,850	3,033,819
Turkcell Iletisim Hizmet A/S*	137,326	789,999
Turkiye Halk Bankasi A/S	70,255	595,270

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Turkey (continued)
Turkiye Is Bankasi (Class C Stock)	56,798	$167,639

		5,008,117

United States — 0.1%
Southern Copper Corp.	7,900	218,198

TOTAL COMMON STOCKS (cost $178,713,672)		164,146,674

PREFERRED STOCKS — 6.3%
Brazil
AES Tiete SA, (PRFC)	22,800	213,455
Braskem SA, (PRFC A)*	172,600	1,271,671
Cia Brasileira de Distribuicao Grupo Pao de Acucar, (PRFC)	44,800	2,007,954
Cia Energetica de Sao Paulo, (PRFC B)	49,800	431,190
Companhia de Bebidas das Americas, ADR (PRFC)	53,300	1,990,755
Itau Unibanco Holding SA, ADR (PRFC)	102,440	1,323,525
Lojas Americanas SA, (PRFC)	66,500	463,728
Petroleo Brasileiro SA, (PRFC)	390,300	2,838,895
Usinas Siderurgicas de Minas Gerais SA, (PRFC A)*	312,900	1,046,108
Vale SA, (PRFC)	75,000	909,203

TOTAL PREFERRED STOCKS (cost $15,176,947)		12,496,484

TOTAL LONG-TERM INVESTMENTS (cost $193,890,619)		176,643,158

SHORT-TERM INVESTMENT — 5.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $11,041,538)(w)	11,041,538	11,041,538

TOTAL INVESTMENTS — 95.4% (cost $204,932,157)		187,684,696
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 4.6%		8,991,200

NET ASSETS — 100.0%		$196,675,896

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

BIST	Bursa Istanbul Stock Exchange
CNX	CRISIL NSE Index
CMPC	Compania Manufacturera de Papeles y Cartones
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korea Composite Stock Price Index
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depositary Receipts
PRFC	Preference Shares
RTS	Russian Stock Index
SET	Stock Exchange Thailand
SGX	Singapore Exchange
TurkDEX	Turkish Derivative Exchange
WIG	Warsaw Stock Exchange
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CSK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zlofty
RUB	Russian Rouble
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
59	FTSE Bursa Malaysia KLCI Index	Jul. 2013	$1,620,260	$1,650,301	$30,041
243	FTSE/JSE Top 40 Index	Sep. 2013	8,949,595	8,555,966	(393,629)
57	Hang Seng China Enterprises Index	Jul. 2013	3,284,106	3,396,755	112,649
249	MSCI Taiwan Stock Index	Jul. 2013	6,711,535	6,959,550	248,015
23	SGX MSCI Singapore Index	Jul. 2013	1,245,745	1,282,556	36,811
51	TurkDEX-BIST 30 Index	Aug. 2013	235,191	243,669	8,478

					42,365

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Short Positions:
48	KOSPI 200 Index	Sep. 2013	$5,305,576	$5,085,592	$219,984
61	Mexican Stock Exchange Price and Quotation Index	Sep. 2013	1,881,484	1,921,737	(40,253)
4	SET50 Index	Sep. 2013	121,295	125,810	(4,515)
809	SGX CNX Nifty Index	Jul. 2013	9,076,896	9,428,086	(351,190)

					(175,974)

					$(133,609)

(1)	Cash of $3,656,754 has been segregated to cover requirement for open futures contracts as of June 30, 2013.

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	BRL	12,510	$5,451,010	$5,511,613	$60,603
Expiring 09/18/13	Royal Bank of Scotland Group PLC	BRL	4,627	2,128,335	2,038,548	(89,787)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	BRL	220	96,684	96,927	243
Chilean Peso,
Expiring 09/23/13	Royal Bank of Scotland Group PLC	CLP	830,219	1,633,749	1,611,512	(22,237)
Expiring 09/23/13	Royal Bank of Scotland Group PLC	CLP	390,000	772,979	757,017	(15,962)
Expiring 09/23/13	Royal Bank of Scotland Group PLC	CLP	340,000	681,103	659,964	(21,139)
Expiring 09/23/13	Royal Bank of Scotland Group PLC	CLP	170,000	327,112	329,982	2,870
Expiring 09/23/13	Royal Bank of Scotland Group PLC	CLP	106,916	210,838	207,531	(3,307)
Colombian Peso,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	COP	8,900,000	4,555,969	4,592,754	36,785
Expiring 09/18/13	Royal Bank of Scotland Group PLC	COP	110,000	57,561	56,764	(797)
Czech Koruna,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	CSK	25,200	1,267,754	1,261,438	(6,316)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	CSK	24,700	1,267,382	1,236,409	(30,973)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	CSK	19,600	991,188	981,118	(10,070)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	CSK	17,300	871,273	865,987	(5,286)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	CSK	14,000	722,558	700,798	(21,760)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	CSK	10,800	556,414	540,616	(15,798)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	CSK	7,900	412,814	395,450	(17,364)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	CSK	1,600	82,925	80,091	(2,834)
Hong Kong Dollar,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	29,072	3,748,144	3,749,507	1,363

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Hong Kong Dollar (continued)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	2,300	$296,519	$296,638	$119
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	2,200	283,743	283,741	(2)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	1,800	231,971	232,152	181
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	1,600	206,196	206,357	161
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	1,600	206,371	206,357	(14)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	1,400	180,406	180,562	156
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	1,300	167,652	167,665	13
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	1,200	154,654	154,768	114
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	600	77,322	77,383	61
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	500	64,441	64,487	46
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	200	25,781	25,794	13
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	164	21,134	21,152	18
Hungarian Forint,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HUF	3,792,000	16,682,093	16,596,988	(85,105)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HUF	360,000	1,597,936	1,575,664	(22,272)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HUF	210,000	928,230	919,137	(9,093)
Indian Rupee,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	INR	132,000	2,172,126	2,189,745	17,619
Expiring 09/18/13	Royal Bank of Scotland Group PLC	INR	84,155	1,464,584	1,396,045	(68,539)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	INR	1,020	17,589	16,921	(668)
Indonesia Rupiah,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	IDR	7,093,872	704,316	706,962	2,646
Israeli Shekel,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ILS	49,600	13,609,272	13,610,118	846
Malaysian Ringgit,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	69,806	22,200,806	21,974,704	(226,102)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	2,558	824,762	805,250	(19,512)
Mexican Peso,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MXN	69,532	5,382,581	5,326,354	(56,227)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MXN	11,927	930,066	913,643	(16,423)
New Taiwanese Dollar,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TWD	847,046	28,419,163	28,288,615	(130,548)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TWD	56,094	1,877,938	1,873,360	(4,578)

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Peruvian New Sol,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PEN	490	$177,891	$174,861	$(3,030)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PEN	100	35,682	35,685	3
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PEN	100	35,682	35,685	3
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PEN	100	36,069	35,686	(383)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PEN	100	36,298	35,686	(612)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PEN	100	36,430	35,686	(744)
Polish Zloty,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	84,077	25,758,227	25,173,679	(584,548)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	1,200	375,756	359,295	(16,461)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	1,000	303,270	299,412	(3,858)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	813	249,361	243,422	(5,939)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	400	121,844	119,765	(2,079)
Russian Ruble,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	RUB	44,435	1,355,345	1,332,640	(22,705)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	RUB	3,000	93,227	89,972	(3,255)
Singapore Dollar,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	4,650	3,642,382	3,669,237	26,855
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	3,220	2,583,316	2,540,848	(42,468)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	1,130	890,776	891,664	888
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	810	635,969	639,157	3,188
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	540	425,378	426,105	727
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	540	434,934	426,105	(8,829)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	510	407,150	402,432	(4,718)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	460	365,498	362,978	(2,520)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	400	315,523	315,633	110
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	380	303,979	299,851	(4,128)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	290	229,293	228,834	(459)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	290	231,208	228,834	(2,374)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	210	167,606	165,708	(1,898)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	120	95,125	94,689	(436)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	50	39,769	39,454	(315)

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
South African Rand,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ZAR	21,900	$2,172,184	$2,188,829	$16,645
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ZAR	20,200	1,956,096	2,018,920	62,824
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ZAR	11,900	1,182,057	1,189,364	7,307
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ZAR	9,500	937,203	949,493	12,290
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ZAR	9,000	909,541	899,519	(10,022)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ZAR	7,700	768,718	769,588	870
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ZAR	2,500	240,271	249,866	9,595
South Korean Won,
Expiring 09/23/13	Royal Bank of Scotland Group PLC	KRW	20,121,877	17,824,175	17,550,163	(274,012)
Expiring 09/23/13	Royal Bank of Scotland Group PLC	KRW	3,456,695	3,061,732	3,014,906	(46,826)
Expiring 09/23/13	Royal Bank of Scotland Group PLC	KRW	1,886	1,676	1,645	(31)
Thai Baht,
Expiring 09/18/13	Citigroup Global Markets	THB	21,531	712,483	691,216	(21,267)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	22,723	741,823	729,484	(12,339)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	9,000	288,006	288,930	924
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	3,000	95,680	96,310	630
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	3,000	96,386	96,310	(76)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	3,000	97,215	96,310	(905)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	3,000	98,838	96,310	(2,528)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	2,000	65,087	64,206	(881)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	2,000	65,214	64,207	(1,007)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	1,000	31,874	32,104	230
Turkish Lira,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	8,780	4,572,334	4,493,531	(78,803)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	3,900	1,996,724	1,995,987	(737)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	3,700	1,952,026	1,893,630	(58,396)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	3,520	1,874,542	1,801,507	(73,035)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	3,060	1,594,666	1,566,083	(28,583)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	850	445,939	435,023	(10,916)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	820	429,847	419,669	(10,178)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	430	225,095	220,071	(5,024)

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Turkish Lira (continued)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	302	$158,964	$154,561	$(4,403)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	200	103,969	102,358	(1,611)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	90	47,353	46,061	(1,292)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	70	37,092	35,826	(1,266)

				$208,731,242	$206,739,578	$(1,991,664)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	BRL	40,115	$18,384,510	$17,673,733	$710,777
Expiring 09/18/13	Royal Bank of Scotland Group PLC	BRL	4,590	2,109,890	2,022,247	87,643
Expiring 09/18/13	Royal Bank of Scotland Group PLC	BRL	1,070	480,242	471,417	8,825
Expiring 09/18/13	Royal Bank of Scotland Group PLC	BRL	440	204,453	193,854	10,599
Expiring 09/18/13	Royal Bank of Scotland Group PLC	BRL	51	23,384	22,470	914
Chilean Peso,
Expiring 09/23/13	Royal Bank of Scotland Group PLC	CLP	210,000	408,711	407,624	1,087
Expiring 09/23/13	Royal Bank of Scotland Group PLC	CLP	80,000	156,614	155,286	1,328
Expiring 09/23/13	Royal Bank of Scotland Group PLC	CLP	2,437	4,767	4,731	36
Colombian Peso,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	COP	25,130,000	13,118,404	12,968,080	150,324
Czech Koruna,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	CSK	60,900	3,110,828	3,048,474	62,354
Expiring 09/18/13	Royal Bank of Scotland Group PLC	CSK	4,400	225,236	220,251	4,985
Hong Kong Dollar,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	24,800	3,196,103	3,198,534	(2,431)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	2,300	296,601	296,639	(38)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	1,600	206,324	206,357	(33)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	1,500	193,297	193,459	(162)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	1,300	167,528	167,665	(137)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	1,100	141,776	141,871	(95)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	1,000	128,951	128,973	(22)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	400	51,545	51,589	(44)

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Hong Kong Dollar (continued)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	200	$25,788	$25,794	$(6)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	200	25,788	25,795	(7)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HKD	82	10,567	10,576	(9)
Hungarian Forint,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HUF	543,000	2,379,514	2,376,625	2,889
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HUF	181,000	805,729	792,209	13,520
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HUF	155,000	691,944	678,410	13,534
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HUF	1,000	4,364	4,377	(13)
Indian Rupee,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	INR	161,454	2,803,508	2,678,357	125,151
Expiring 09/18/13	Royal Bank of Scotland Group PLC	INR	140,000	2,419,006	2,322,456	96,550
Expiring 09/18/13	Royal Bank of Scotland Group PLC	INR	134,000	2,291,368	2,222,923	68,445
Expiring 09/18/13	Royal Bank of Scotland Group PLC	INR	87,000	1,414,166	1,443,241	(29,075)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	INR	64,000	1,119,560	1,061,695	57,865
Expiring 09/18/13	Royal Bank of Scotland Group PLC	INR	28,000	486,404	464,491	21,913
Expiring 09/18/13	Royal Bank of Scotland Group PLC	INR	23,000	378,474	381,546	(3,072)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	INR	8,000	138,431	132,711	5,720
Expiring 09/18/13	Royal Bank of Scotland Group PLC	INR	1,000	17,027	16,589	438
Indonesia Rupiah,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	IDR	38,712,137	3,818,895	3,857,981	(39,086)
Israeli Shekel,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ILS	11,100	3,062,787	3,045,813	16,974
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ILS	3,200	883,636	878,072	5,564
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ILS	800	220,707	219,518	1,189
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ILS	600	164,398	164,638	(240)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ILS	200	55,013	54,880	133
Malaysian Ringgit,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	16,100	5,181,847	5,068,228	113,619
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	9,000	2,866,650	2,833,171	33,479
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	4,900	1,579,850	1,542,504	37,346
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	4,800	1,529,880	1,511,024	18,856

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Malaysian Ringgit (continued)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	3,700	$1,189,878	$1,164,748	$25,130
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	3,200	1,027,763	1,007,350	20,413
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	2,900	915,097	912,911	2,186
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	2,300	742,478	724,033	18,445
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	1,700	531,987	535,154	(3,167)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	900	288,184	283,317	4,867
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	700	219,328	220,358	(1,030)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MYR	500	154,485	157,399	(2,914)
Mexican Peso,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MXN	34,300	2,636,231	2,627,480	8,751
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MXN	25,100	1,945,726	1,922,733	22,993
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MXN	15,800	1,237,219	1,210,326	26,893
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MXN	12,200	946,240	934,555	11,685
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MXN	11,100	824,526	850,292	(25,766)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MXN	9,200	682,889	704,747	(21,858)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MXN	4,800	372,295	367,694	4,601
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MXN	700	54,564	53,622	942
Expiring 09/18/13	Royal Bank of Scotland Group PLC	MXN	208	16,052	15,933	119
New Taiwanese Dollar,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TWD	100,000	3,321,140	3,339,679	(18,539)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TWD	66,000	2,189,011	2,204,188	(15,177)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TWD	59,000	1,986,532	1,970,410	16,122
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TWD	32,000	1,065,580	1,068,697	(3,117)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TWD	13,000	436,752	434,158	2,594
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TWD	7,000	236,843	233,777	3,066
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TWD	7,000	234,109	233,777	332
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TWD	4,000	132,799	133,587	(788)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TWD	3,000	100,534	100,190	344
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TWD	2,000	66,866	66,794	72
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TWD	137	4,613	4,576	37

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Peruvian New Sol,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PEN	300	$108,774	$107,057	$1,717
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PEN	100	36,036	35,686	350
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PEN	100	35,971	35,686	285
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PEN	100	35,524	35,686	(162)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PEN	100	35,386	35,686	(300)
Philippine Peso,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PHP	514,500	12,177,885	11,897,375	280,510
Polish Zloty,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	13,900	4,228,344	4,161,830	66,514
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	6,400	1,946,117	1,916,238	29,879
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	1,900	584,472	568,884	15,588
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	1,900	580,489	568,883	11,606
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	1,400	427,952	419,177	8,775
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	1,300	408,764	389,236	19,528
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	600	181,713	179,647	2,066
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	600	181,238	179,648	1,590
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	500	152,140	149,706	2,434
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	400	124,245	119,765	4,480
Expiring 09/18/13	Royal Bank of Scotland Group PLC	PLN	300	93,202	89,824	3,378
Russian Ruble,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	RUB	377,732	11,508,327	11,328,476	179,851
Expiring 09/18/13	Royal Bank of Scotland Group PLC	RUB	16,000	486,608	479,852	6,756
Singapore Dollar,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	37,980	30,314,794	29,969,377	345,417
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	480	378,361	378,760	(399)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	SGD	330	263,092	260,397	2,695
South African Rand,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ZAR	35,462	3,513,451	3,544,304	(30,853)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ZAR	8,700	839,558	869,535	(29,977)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ZAR	4,200	415,604	419,776	(4,172)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ZAR	909	91,276	90,851	425

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South African Rand (continued)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ZAR	600	$59,108	$59,968	$(860)
South Korean Won,
Expiring 09/23/13	Royal Bank of Scotland Group PLC	KRW	1,820,000	1,570,289	1,587,391	(17,102)
Expiring 09/23/13	Royal Bank of Scotland Group PLC	KRW	1,640,000	1,443,888	1,430,397	13,491
Expiring 09/23/13	Royal Bank of Scotland Group PLC	KRW	820,000	725,973	715,199	10,774
Expiring 09/23/13	Royal Bank of Scotland Group PLC	KRW	670,000	591,600	584,370	7,230
Expiring 09/23/13	Royal Bank of Scotland Group PLC	KRW	390,000	341,948	340,155	1,793
Thai Baht,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	43,062	1,424,966	1,382,432	42,534
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	13,000	421,257	417,343	3,914
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	7,000	223,714	224,724	(1,010)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	3,000	98,532	96,310	2,222
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	3,000	97,040	96,310	730
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	2,000	64,807	64,206	601
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	1,000	32,873	32,103	770
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	1,000	31,972	32,103	(131)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	1,000	31,965	32,103	(138)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	1,000	31,934	32,104	(170)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	THB	1,000	31,913	32,103	(190)
Turkish Lira,
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	32,669	17,195,116	16,719,723	475,393
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	2,540	1,331,959	1,299,951	32,008
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	970	494,209	496,438	(2,229)

				$195,938,572	$192,776,138	$3,162,434

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013:

Counterparty	Termination Date	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	03/14/15	3,247		Pay or receive amounts based on market value fluctuation of MSCI Turkey Total Return Net Index	$ (100,860)	$—	$(100,860)
Goldman Sachs & Co.	07/01/13	8		Pay or receive amounts based on market value fluctuation of MSCI Taiwan Index	85,174	—	85,174
Morgan Stanley	08/01/13	—	(r)	Pay or receive amounts based on market value fluctuation of Bovespa Index	(188,546)	—	(188,546)
Morgan Stanley	09/01/13	—	(r)	Pay or receive amounts based on market value fluctuation of RTS Index	48,750	—	48,750
Morgan Stanley	09/01/13	4		Pay or receive amounts based on market value fluctuation of WIG20 Index	(375,058)	—	(375,058)

					$(530,540)	$—	$(530,540)

(r)	Less than $500 par.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Brazil	$11,183,983	$—	$—
Chile	4,122,839	—	—
China	—	32,728,117	—
Hong Kong	—	2,476,348	—
Hungary	—	604,736	—
India	13,299,984	—	—
Indonesia	—	6,424,229	—
Malaysia	—	7,069,140	—
Mexico	11,774,862	—	—
Peru	604,304	—	—
Poland	—	3,182,241	—
Russia	12,164,296	—	—
South Africa	—	5,490,947	—
South Korea	1,477,991	22,688,168	—
Taiwan	4,710,072	13,169,414	—
Thailand	—	5,748,688	—
Turkey	—	5,008,117	—
United States	218,198	—	—
Preferred Stocks:
Brazil	12,496,484	—	—
Affiliated Money Market Mutual Fund	11,041,538	—	—
Other Financial Instruments*
Futures	(133,609)	—	—
Foreign Forward Currency Contracts	—	1,170,770	—
Total Return Swaps	—	(429,680)	(100,860)

Total	$82,960,942	$105,331,235	$(100,860)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Financials	20.6%
Information Technology	14.0
Energy	11.6
Consumer Staples	9.3
Industrials	8.1
Telecommunication Services	7.8
Consumer Discretionary	6.9
Materials	6.0
Affiliated Money Market Mutual Fund	5.6
Utilities	3.9
Healthcare	1.6

95.4
Other assets in excess of liabilities	4.6

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risks associated with derivative instruments are foreign exchange and equity contracts risk.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$3,683,899		Unrealized depreciation on foreign currency forward contracts	$2,513,129
Equity contracts	Due to broker-variation margin	655,978	*	Due to broker-variation margin	789,587	*
Equity contracts	Unrealized appreciation on swap agreements	133,924		Unrealized depreciation on swap agreements	664,464
Total		$4,473,801			$3,967,180

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period February 25, 2013* through June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$2,459,342	$2,459,342
Equity contracts	(1,497,352)	(192,885)	—	(1,690,237)

Total	$(1,497,352)	$(192,885)	$2,459,342	$769,105

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$1,170,770	$1,170,770
Equity contracts	(133,609)	(530,540)	—	(664,149)

Total	$(133,609)	$(530,540)	$1,170,770	$506,621

*	Commencement of operations.

For the period February 25, 2013* through June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)	Total Return Swap Agreements(4)
$24,135,565	$18,225,064	$166,041,136	$149,728,550	$10,173,646

(1)	Value at Trade Date.
(2)	Value at Settlement Date Payable.
(3)	Value at Settlement Date Receivable.
(4)	Notional Amount.
*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$—	$—	$—	$—
Over-the-counter derivatives	3,817,823	—	—	3,817,823

				3,817,823

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(49,336)	—	—	(49,336)
Over-the-counter derivatives	(3,177,593)	—	—	(3,177,593)

				(3,226,929)

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives				49,336
Over-the-counter derivatives				—

Net Amount				$640,230

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $193,890,619)	$176,643,158
Affiliated investments (cost $11,041,538)	11,041,538
Deposit with broker	7,565,749
Unrealized appreciation on foreign currency forward contracts	3,683,899
Dividends receivable	1,220,236
Unrealized appreciation on swap agreements	133,924
Receivable for fund share sold	2,106
Prepaid expenses	233

Total Assets	200,290,843

LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	2,513,129
Unrealized depreciation on swap agreements	664,464
Payable to custodian	151,563
Accrued expenses and other liabilities	109,308
Advisory fees payable	100,005
Due to broker-variation margin	49,336
Payable for fund share repurchased	19,999
Foreign withheld taxes payable	4,616
Distribution fee payable	2,110
Affiliated transfer agent fee payable	417

Total Liabilities	3,614,947

NET ASSETS	$196,675,896

Net assets were comprised of:
Paid-in capital	$213,399,433
Retained earnings	(16,723,537)

Net assets, June 30, 2013	$196,675,896

Net asset value and redemption price per share, $196,675,896 / 21,244,798 outstanding shares of beneficial interest	$9.26

STATEMENT OF OPERATIONS

(Unaudited)

For the Period February 25, 2013* through

June 30, 2013

INCOME
Unaffiliated dividend income (net of $278,853 foreign withholding tax)	$2,589,765
Affiliated dividend income	12,604

2,602,369

EXPENSES
Advisory fees	811,155
Custodian and accounting fees	104,000
Distribution fee	74,418
Audit fee	13,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Miscellaneous	9,188

Total expenses	1,030,761

NET INVESTMENT INCOME	1,571,608

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(1,970,761)
Futures transactions	(1,497,352)
Swap agreements transactions	(192,885)
Foreign currency transactions	2,117,099

(1,543,899)

Net change in unrealized appreciation (depreciation) on:
Investments	(17,247,461)
Futures	(133,609)
Swap agreements	(530,540)
Foreign currencies	1,160,364

(16,751,246)

NET LOSS ON INVESTMENTS	(18,295,145)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,723,537)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

February 25, 2013* through June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,571,608
Net realized loss on investment and foreign currency transactions	(1,543,899)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(16,751,246)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(16,723,537)

FUND SHARE TRANSACTIONS:
Fund share sold [27,983,539 shares]	280,173,765
Fund share repurchased [6,738,741 shares]	(66,774,332)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	213,399,433

TOTAL INCREASE IN NET ASSETS	196,675,896
NET ASSETS:
Beginning of period	—

End of period	$196,675,896

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BLACKROCK ISHARES ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 98.6%
EXCHANGE TRADED FUNDS	Shares	Value (Note 2)
iShares Barclays 1-3 Year Credit Bond Fund	19,947	$2,095,033
iShares Barclays Intermediate Credit Bond Fund	16,973	1,828,841
iShares Core S&P 500 ETF	49,666	7,994,736
iShares Core Total U.S. Bond Market ETF	127,111	13,626,299
iShares Dow Jones U.S. Financial Sector Index Fund	11,434	817,874
iShares Dow Jones U.S. Healthcare Sector Index Fund	8,153	816,890
iShares Dow Jones U.S. Technology Sector Index Fund	11,150	820,975
iShares iBoxx $ High Yield Corporate Bond Fund	11,984	1,088,866
iShares MSCI EAFE Index Fund	65,260	3,744,619
iShares MSCI Germany Index Fund	33,082	817,125
iShares MSCI Japan Index Fund	73,892	829,068
iShares Russell 2000 Index Fund	18,733	1,820,098

TOTAL EXCHANGE TRADED FUNDS (cost $36,971,161)		36,300,424

SHORT-TERM INVESTMENT — 7.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,719,003)(w)	2,719,003	2,719,003

TOTAL INVESTMENTS — 106.0% (cost $39,690,164)		39,019,427
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(2,202,538)

NET ASSETS — 100.0%		$36,816,889

The following abbreviations are used in the Portfolio descriptions:

EAFE	Europe, Australia, Far East
ETF	Exchange Traded Funds
MSCI	Morgan Stanley Capital International

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BLACKROCK ISHARES ETF PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Exchange Traded Funds	$36,300,424	$—	$—
Affiliated Money Market Mutual Fund	2,719,003	—	—

Total	$39,019,427	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Exchange Traded Funds	98.6%
Affiliated Money Market Fund	7.4%

106.0
Liabilities in excess of other assets	(6.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BLACKROCK ISHARES ETF PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $36,971,161)	$36,300,424
Affiliated investments (cost $2,719,003)	2,719,003
Receivable for investments sold	999,283
Receivable for fund share sold	346,681
Dividends receivable	130,919

Total Assets	40,496,310

LIABILITIES:
Payable for investments purchased	3,666,513
Accrued expenses and other liabilities	10,422
Advisory fees payable	1,674
Affiliated transfer agent fee payable	417
Distribution fee payable	395

Total Liabilities	3,679,421

NET ASSETS	$36,816,889

Net assets were comprised of:
Paid-in capital	$37,433,787
Retained earnings	(616,898)

Net assets, June 30, 2013	$36,816,889

Net asset value and redemption price per share, $36,816,889 / 3,757,428 outstanding shares of beneficial interest	$9.80

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 29, 2013* through June 30, 2013

INCOME
Unaffiliated dividend income	$147,922
Affiliated dividend income	736

148,658

EXPENSES
Advisory fees	22,191
Custodian and accounting fees	13,000
Audit fee	7,000
Distribution fee	2,493
Trustees’ fees	2,000
Shareholders’ reports	2,000
Legal fees and expenses	1,000
Transfer agent’s fees and expenses (including affiliated expense of $600) (Note 4)	1,000
Loan interest expense (Note 7)	265
Miscellaneous	981

Total expenses	51,930
Less: advisory fee waivers and/or expense reimbursement	(30,640)

Net expenses	21,290

NET INVESTMENT INCOME	127,368

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(73,529)
Net change in unrealized appreciation (depreciation) on investments	(670,737)

NET LOSS ON INVESTMENTS	(744,266)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(616,898)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 29, 2013* through June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$127,368
Net realized loss on investment transactions	(73,529)
Net change in unrealized appreciation (depreciation) on investments	(670,737)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(616,898)

FUND SHARE TRANSACTIONS:
Fund share sold [4,123,609 shares]	41,044,857
Fund share repurchased [366,181 shares]	(3,611,070)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	37,433,787

TOTAL INCREASE IN NET ASSETS	36,816,889
NET ASSETS:
Beginning of period	—

End of period	$36,816,889

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BLACKROCK VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.3%
Boeing Co. (The)	90,400	$9,260,576
Raytheon Co.	86,975	5,750,787

		15,011,363

Agriculture — 0.1%
Philip Morris International, Inc.	8,800	762,256

Airlines — 2.2%
United Continental Holdings, Inc.*(a)	454,569	14,223,464

Auto Parts & Related — 1.4%
TRW Automotive Holdings Corp.*	134,498	8,936,047

Automobile Manufacturers — 0.6%
Oshkosh Corp.*	95,650	3,631,832

Chemicals — 0.4%
Cabot Corp.	71,885	2,689,937

Commercial Banks — 15.4%
Bank of America Corp.	2,018,000	25,951,480
Citigroup, Inc.	544,476	26,118,514
Goldman Sachs Group, Inc. (The)	90,222	13,646,078
SunTrust Banks, Inc.	283,200	8,940,624
U.S. Bancorp	585,736	21,174,356
Wells Fargo & Co.	79,964	3,300,114

		99,131,166

Computer Services & Software — 0.4%
Symantec Corp.	124,500	2,797,515

Computers & Peripherals — 2.1%
Activision Blizzard, Inc.	365,500	5,212,030
Apple, Inc.	8,200	3,251,546
Brocade Communications Systems, Inc.*	201,578	1,161,089
DST Systems, Inc.	59,200	3,867,536

		13,492,201

Construction & Engineering — 1.0%
KBR, Inc.	206,300	6,704,750

Consumer Finance — 2.6%
Discover Financial Services	352,100	16,774,044

Containers & Packaging — 1.1%
Packaging Corp. of America	60,300	2,952,288
Rock-Tenn Co. (Class A Stock)	43,287	4,323,506

		7,275,794

Diversified Financial Services — 4.8%
JPMorgan Chase & Co.	585,995	30,934,676

Diversified Manufacturing — 1.0%
Tyco International Ltd. (Switzerland)	191,875	6,322,281

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	220,336	7,799,894

Electronic Components & Equipment — 1.1%
Avnet, Inc.*	150,700	5,063,520
TE Connectivity Ltd. (Switzerland)	42,300	1,926,342

		6,989,862

Electronics — 0.2%
Agilent Technologies, Inc.	22,500	962,100

Food & Staples Retailing — 3.9%
CVS Caremark Corp.	356,525	20,386,100

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	63,800	$4,752,462

		25,138,562

Household Products — 0.5%
Procter & Gamble Co. (The)	38,230	2,943,328

Insurance — 7.5%
Allied World Assurance Co. Holdings AG (Switzerland)	18,700	1,711,237
American Financial Group, Inc.	98,175	4,801,739
American International Group, Inc.*	394,300	17,625,210
Berkshire Hathaway, Inc. (Class B Stock)*	27,125	3,035,830
Chubb Corp. (The)	75,500	6,391,075
HCC Insurance Holdings, Inc.	50,975	2,197,532
Travelers Cos., Inc. (The)	160,307	12,811,735

		48,574,358

Manufacturing
Parker Hannifin Corp.	500	47,700

Media — 4.8%
Comcast Corp. (Class A Stock)	373,700	15,650,556
News Corp. (Class A Stock)	457,272	14,907,067

		30,557,623

Miscellaneous Manufacturing — 6.4%
3M Co.	155,200	16,971,120
General Electric Co.	448,271	10,395,404
Ingersoll-Rand PLC (Ireland)	247,200	13,724,544

		41,091,068

Oil & Gas — 16.8%
Chevron Corp.	275,026	32,546,577
Exxon Mobil Corp.	357,994	32,344,758
Marathon Oil Corp.	268,500	9,284,730
Marathon Petroleum Corp.	171,404	12,179,968
PBF Energy, Inc.(a)	172,857	4,476,996
Suncor Energy, Inc. (Canada)	439,960	12,974,420
Tesoro Corp.	82,417	4,312,057

		108,119,506

Paper & Forest Products — 2.3%
Domtar Corp.	77,725	5,168,713
International Paper Co.	215,800	9,562,098

		14,730,811

Pharmaceuticals — 11.4%
Abbott Laboratories	89,300	3,114,784
AbbVie, Inc.	65,200	2,695,368
Eli Lilly & Co.	146,450	7,193,624
Johnson & Johnson	22,788	1,956,578
Merck & Co., Inc.	550,272	25,560,134
Pfizer, Inc.	1,167,501	32,701,703
Quintiles Transnational Holdings, Inc.*	9,500	404,320

		73,626,511

Retail — 3.1%
Dillard’s, Inc. (Class A Stock)	71,134	5,830,854
Lowe’s Cos., Inc.	327,900	13,411,110
Macy’s, Inc.	19,121	917,808

		20,159,772

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BLACKROCK VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.	559,460	$8,341,549
Teradyne, Inc.*(a)	231,100	4,060,427

		12,401,976

Software — 2.0%
Microsoft Corp.	161,208	5,566,512
Oracle Corp.	236,000	7,249,920

		12,816,432

Telecommunications — 0.6%
Cisco Systems, Inc.	145,200	3,529,812

TOTAL LONG-TERM INVESTMENTS (cost $555,226,526)		638,176,641

SHORT-TERM INVESTMENT — 4.4%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $28,665,009; includes $23,155,531 of cash collateral for securities on loan)(b)(w)(Note 4)	28,665,009	$28,665,009

TOTAL INVESTMENTS — 103.5% (cost $583,891,535)		666,841,650
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(22,544,754)

NET ASSETS — 100.0%		$644,296,896

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,759,333; cash collateral of $23,155,531 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$638,176,641	$—	$—
Affiliated Money Market Mutual Fund	28,665,009	—	—

Total	$666,841,650	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BLACKROCK VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Oil & Gas	16.8%
Commercial Banks	15.4
Pharmaceuticals	11.4
Insurance	7.5
Miscellaneous Manufacturing	6.4
Diversified Financial Services	4.8
Media	4.8
Affiliated Money Market Mutual Fund (3.6% represents investments purchased with collateral from securities on loan)	4.4
Food & Staples Retailing	3.9
Retail	3.1
Consumer Finance	2.6
Aerospace & Defense	2.3
Paper & Forest Products	2.3
Airlines	2.2
Computers & Peripherals	2.1
Software	2.0

Semiconductors & Semiconductor Equipment	1.9%
Auto Parts & Related	1.4
Diversified Telecommunication Services	1.2
Containers & Packaging	1.1
Electronic Components & Equipment	1.1
Construction & Engineering	1.0
Diversified Manufacturing	1.0
Automobile Manufacturers	0.6
Telecommunications	0.6
Household Products	0.5
Chemicals	0.4
Computer Services & Software	0.4
Electronics	0.2
Agriculture	0.1

103.5
Liabilities in excess of other assets	(3.5)

100.0%

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$22,759,333	$—	$—	$22,759,333

Collateral Amount Pledged/(Received):
Securities on loan				(22,759,333)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BLACKROCK VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $22,759,333:
Unaffiliated investments (cost $555,226,526)	$638,176,641
Affiliated investments (cost $28,665,009)	28,665,009
Receivable for investments sold	4,694,934
Dividends receivable	644,355
Receivable for fund share sold	141,974
Prepaid expenses	2,521

Total Assets	672,325,434

LIABILITIES:
Payable to broker for collateral for securities on loan	23,155,531
Payable for investments purchased	4,185,504
Payable for fund share repurchased	392,131
Advisory fees payable	206,060
Accrued expenses and other liabilities	81,935
Distribution fee payable	6,960
Affiliated transfer agent fee payable	417

Total Liabilities	28,028,538

NET ASSETS	$644,296,896

Net assets were comprised of:
Paid-in capital	$353,171,422
Retained earnings	291,125,474

Net assets, June 30, 2013	$644,296,896

Net asset value and redemption price per share, $644,296,896 / 59,284,804 outstanding shares of beneficial interest	$10.87

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $29,470 foreign withholding tax)	$8,451,360
Affiliated income from securities lending, net	46,710
Affiliated dividend income	21,407

8,519,477

EXPENSES
Advisory fees	3,791,581
Distribution fee	304,094
Shareholder servicing fees and expenses	149,990
Custodian and accounting fees	57,000
Commitment fee on syndicated credit agreement	18,000
Trustees’ fees	11,000
Audit fee	10,000
Insurance expenses	7,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Loan interest expense (Note 7)	415
Miscellaneous	7,513

Total expenses	4,370,593
Less: shareholder servicing fee waiver	(32,119)

Net expenses	4,338,474

NET INVESTMENT INCOME	4,181,003

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	102,071,089
Net change in unrealized appreciation (depreciation) on investments	27,146,265

NET GAIN ON INVESTMENTS	129,217,354

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$133,398,357

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,181,003	$20,926,578
Net realized gain on investment transactions	102,071,089	145,272,619
Net change in unrealized appreciation (depreciation) on investments	27,146,265	(3,177,699)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	133,398,357	163,021,498

DISTRIBUTIONS	—	(22,457,433)

FUND SHARE TRANSACTIONS:
Fund share sold [8,019,696 and 90,075,623 shares, respectively]	83,084,213	818,022,158
Fund share issued in reinvestment of distributions [0 and 2,620,471 shares, respectively]	—	22,457,433
Fund share repurchased [46,973,905 and 193,523,209 shares, respectively]	(508,331,731)	(1,739,050,539)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(425,247,518)	(898,570,948)

TOTAL DECREASE IN NET ASSETS	(291,849,161)	(758,006,883)
NET ASSETS:
Beginning of period	936,146,057	1,694,152,940

End of period	$644,296,896	$936,146,057

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS	Shares	Value (Note 2)
Apartment — 15.1%
Apartment Investment & Management Co. (Class A Stock), REIT	404,225	$12,142,919
BRE Properties, Inc., REIT	208,536	10,430,971
Equity Residential	519,001	30,133,198
Essex Property Trust, Inc.	80,311	12,763,024
Home Properties, Inc., REIT(a)	198,679	12,987,646
UDR, Inc.	809,829	20,642,541

		99,100,299

Diversified — 0.5%
Retail Properties of America, Inc., REIT(a)	250,291	3,574,155

Diversified Operations — 11.3%
American Assets Trust, Inc., REIT	164,334	5,071,347
Cousins Properties, Inc.	363,946	3,675,855
Digital Realty Trust, Inc.(a)	127,066	7,751,026
Duke Realty Corp., REIT	777,862	12,126,869
Forest City Enterprises, Inc. (Class A Stock)*	399,190	7,149,493
PS Business Parks, Inc., REIT	40,904	2,952,042
Sun Communities, Inc., REIT	69,616	3,464,092
Vornado Realty Trust, REIT	387,748	32,124,922

		74,315,646

Free Standing — 1.0%
National Retail Properties, Inc., REIT(a)	68,852	2,368,509
Realty Income Corp., REIT	101,670	4,262,006

		6,630,515

Healthcare — 11.6%
HCP, Inc.	173,419	7,880,159
Health Care REIT, Inc., REIT	434,822	29,146,119
Healthcare Trust of America, Inc.*	458,499	5,148,944
Ventas, Inc.	487,909	33,890,159

		76,065,381

Hotels — 8.0%
Hersha Hospitality Trust, REIT	880,080	4,963,651
Host Hotels & Resorts, Inc.	1,200,378	20,250,377
Hyatt Hotels Corp. (Class A Stock)*	113,797	4,592,847
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*	422,477	5,137,320
RLJ Lodging Trust	235,386	5,293,831
Strategic Hotels & Resorts, Inc., REIT*	811,297	7,188,091
Sunstone Hotel Investors, Inc., REIT*	424,812	5,131,729

		52,557,846

Industrial — 5.6%
DCT Industrial Trust, Inc., REIT(a)	52,692	376,748
First Industrial Realty Trust, Inc., REIT	280,913	4,261,450
ProLogis, Inc., REIT	854,456	32,230,080

		36,868,278

Manufactured Home — 1.2%
Equity LifeStyle Properties, Inc., REIT	101,950	8,012,252

Office — 4.6%
Boston Properties, Inc.	60,164	6,345,497
Hudson Pacific Properties, Inc., REIT	318,368	6,774,871
SL Green Realty Corp.	197,153	17,386,923

		30,507,291

COMMON STOCKS (continued)	Shares	Value (Note 2)
Office Property — 5.0%
Alexandria Real Estate Equities, Inc., REIT	145,905	$9,588,877
Corporate Office Properties Trust, REIT	258,026	6,579,663
Douglas Emmett, Inc.	465,424	11,612,329
Mack-Cali Realty Corp., REIT(a)	208,088	5,096,075

		32,876,944

Regional Mall — 17.2%
CBL & Associates Properties, Inc., REIT	329,671	7,061,553
General Growth Properties, Inc.	993,514	19,741,123
Glimcher Realty Trust	756,659	8,262,716
Simon Property Group, Inc.	495,808	78,297,999

		113,363,391

Self Storage — 5.9%
Extra Space Storage, Inc.	165,029	6,919,666
Public Storage	163,190	25,021,923
Sovran Self Storage, Inc.	102,091	6,614,476

		38,556,065

Shopping Centers — 9.7%
Alexander’s, Inc., REIT	4,719	1,386,017
Cedar Realty Trust, Inc., REIT	283,699	1,469,561
DDR Corp.(a)	599,836	9,987,269
Kimco Realty Corp., REIT(a)	846,443	18,139,273
Ramco-Gershenson Properties Trust, REIT	306,931	4,766,638
Regency Centers Corp., REIT	333,249	16,932,382
Weingarten Realty Investors, REIT	351,804	10,825,009

		63,506,149

Storage — 1.2%
Cubesmart, REIT	501,174	8,008,761

TOTAL LONG-TERM INVESTMENTS (cost $606,860,824)		643,942,973

SHORT-TERM INVESTMENT — 6.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $43,245,176; includes $39,107,488 of cash collateral for securities on loan)(b)(w)(Note 4)	43,245,176	43,245,176

TOTAL INVESTMENTS — 104.5% (cost $650,106,000)		687,188,149
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(29,612,006)

NET ASSETS — 100.0%		$657,576,143

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST COHEN & STEERS REALTY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,453,629; cash collateral of $39,107,488 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$643,942,973	$—	$—
Affiliated Money Market Mutual Fund	43,245,176	—	—

Total	$687,188,149	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Regional Mall	17.2%
Apartment	15.1
Healthcare	11.6
Diversified Operations	11.3
Shopping Centers	9.7
Hotels	8.0
Affiliated Money Market Mutual Fund (5.9% represents investments purchased with collateral from securities on loan)	6.6
Self Storage	5.9
Industrial	5.6
Office Property	5.0
Office	4.6
Manufactured Home	1.2
Storage	1.2
Free Standing	1.0
Diversified	0.5

104.5
Liabilities in excess of other assets	(4.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST COHEN & STEERS REALTY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$37,453,629	$—	$—	$37,453,629

Collateral Amount Pledged/(Received):
Securities on loan				(37,453,629)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST COHEN & STEERS REALTY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $37,453,629:
Unaffiliated investments (cost $606,860,824)	$643,942,973
Affiliated investments (cost $43,245,176)	43,245,176
Receivable for investments sold	10,939,047
Dividends receivable	1,596,846
Receivable for fund share sold	22,532
Prepaid expenses	534

Total Assets	699,747,108

LIABILITIES:
Payable to broker for collateral for securities on loan	39,107,488
Payable for investments purchased	2,398,602
Payable for fund share repurchased	375,425
Advisory fees payable	217,303
Accrued expenses and other liabilities	64,576
Distribution fee payable	7,154
Affiliated transfer agent fee payable	417

Total Liabilities	42,170,965

NET ASSETS	$657,576,143

Net assets were comprised of:
Paid-in capital	$524,582,898
Retained earnings	132,993,245

Net assets, June 30, 2013	$657,576,143

Net asset value and redemption price per share, $657,576,143 / 84,579,963 outstanding shares of beneficial interest	$7.77

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income	$4,994,141
Affiliated income from securities lending, net	44,789
Affiliated dividend income	9,479

5,048,409

EXPENSES
Advisory fees	3,428,984
Distribution fee	247,169
Shareholder servicing fees and expenses	100,382
Custodian and accounting fees	42,000
Audit fee	10,000
Trustees’ fees	8,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	5,000
Loan interest expense (Note 7)	4,857
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Insurance expenses	3,000
Miscellaneous	4,885

Total expenses	3,867,277
Less: shareholder servicing fee waiver	(13,539)

Net expenses	3,853,738

NET INVESTMENT INCOME	1,194,671

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	33,537,787
Net change in unrealized appreciation (depreciation) on investments	1,790,001

NET GAIN ON INVESTMENTS	35,327,788

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,522,459

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,194,671	$785,270
Net realized gain on investment transactions	33,537,787	70,574,793
Net change in unrealized appreciation (depreciation) on investments	1,790,001	10,664,310

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	36,522,459	82,024,373

DISTRIBUTIONS	—	(8,046,948)

FUND SHARE TRANSACTIONS:
Fund share sold [6,781,029 and 35,213,698 shares, respectively]	53,228,610	247,815,336
Fund share issued in reinvestment of distributions [0 and 1,156,171 shares, respectively]	—	8,046,948
Fund share repurchased [8,412,890 and 32,500,660 shares, respectively]	(65,112,413)	(228,475,811)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(11,883,803)	27,386,473

TOTAL INCREASE IN NET ASSETS	24,638,656	101,363,898
NET ASSETS:
Beginning of period	632,937,487	531,573,589

End of period	$657,576,143	$632,937,487

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 97.1%	Shares	Value (Note 2)
Advertising — 0.5%
Millennial Media, Inc.*(a)	250,000	$2,177,500
National CineMedia, Inc.	87,300	1,474,497

		3,651,997

Aerospace & Defense — 3.3%
Innovative Solutions & Support, Inc.	1,122,137	7,181,677
Moog, Inc. (Class A Stock)*	131,700	6,786,501
Teledyne Technologies, Inc.*	104,300	8,067,605

		22,035,783

Biotechnology — 2.9%
Aegerion Pharmaceuticals, Inc.*(a)	102,000	6,460,680
Amarin Corp. PLC (United Kingdom), ADR*(a)	560,200	3,249,160
Arena Pharmaceuticals, Inc.*(a)	286,000	2,202,200
ARIAD Pharmaceuticals, Inc.*	242,000	4,232,580
Puma Biotechnology, Inc.*	78,800	3,496,356

		19,640,976

Building Materials — 3.0%
Boise Cascade Co.	176,700	4,489,947
Cemex Latam Holdings SA (Spain)	840,000	5,595,090
Fortune Brands Home & Security, Inc.	258,600	10,018,164

		20,103,201

Clothing & Apparel — 0.3%
Brunello Cucinelli SpA (Italy)(a)	91,200	2,251,407

Commercial Banks — 1.4%
Walker & Dunlop, Inc.*	540,000	9,450,000

Commercial Services — 2.7%
CoStar Group, Inc.*	51,500	6,647,105
KAR Auction Services, Inc.	219,200	5,013,104
MoneyGram International, Inc.*(a)	197,700	4,477,905
Prosensa Holding BV (Netherlands)	94,200	1,813,350

		17,951,464

Computer Services & Software — 7.2%
Cinedigm Digital Cinema Corp.*	483,000	685,860
Cinedigm Digital Cinema Corp. (Class A Stock)*	2,200,387	3,124,550
CommVault Systems, Inc.*	228,100	17,310,509
Envestnet, Inc.*	462,509	11,377,721
Exa Corp.*(a)	173,700	1,789,110
IHS, Inc. (Class A Stock)*	33,285	3,474,288
LivePerson, Inc.*(a)	268,024	2,400,155
Luxoft Holding, Inc. (British Virgin Islands)	94,500	1,879,605
RADWARE Ltd. (Israel)*(a)	515,000	7,101,850

		49,143,648

Electric — 0.5%
ITC Holdings Corp.	39,200	3,578,960

Electronic Components & Equipment — 0.1%
Graham Corp.	30,707	922,131

Energy – Alternate Sources — 0.5%
Gevo, Inc.*(a)	1,690,000	3,430,700

Engineering & Construction — 1.2%
Chicago Bridge & Iron Co. NV (Netherlands)	134,200	8,006,372

COMMON STOCKS (continued)	Shares	Value (Note 2)
Entertainment & Leisure — 1.2%
BRP, Inc. (Canada)	60,550	$1,410,550
Melco Crown Philippines Resorts Corp. (Philippines)*	1,068,017	205,198
Penn National Gaming, Inc.*(a)	53,400	2,822,724
Vail Resorts, Inc.	57,125	3,514,330

		7,952,802

Financial Services — 4.1%
Affiliated Managers Group, Inc.*	68,300	11,197,102
Air Lease Corp.	375,818	10,368,819
Artisan Partners Asset Management, Inc.	82,200	4,102,602
Blackhawk Network Holdings, Inc.	105,531	2,448,319

		28,116,842

Food — 2.4%
Amira Nature Foods Ltd. (British Virgin Islands)(a)	619,100	5,200,440
Annie’s, Inc.*	171,100	7,312,814
Fairway Group Holdings Corp.	145,000	3,504,650

		16,017,904

Healthcare Products — 4.2%
Cerus Corp.*(a)	1,400,000	6,188,000
Chindex International, Inc.*	107,382	1,741,736
DexCom, Inc.*	515,000	11,561,750
HeartWare International, Inc.*(a)	39,000	3,709,290
Insulet Corp.*	96,700	3,037,347
NuVasive, Inc.*	84,500	2,094,755

		28,332,878

Healthcare Services — 1.5%
Protalix BioTherapeutics, Inc.*(a)	1,332,000	6,540,120
Seattle Genetics, Inc.*(a)	107,700	3,388,242

		9,928,362

Holding Companies – Diversified — 0.6%
Primoris Services Corp.	212,272	4,186,004

Home Builders — 1.7%
CaesarStone Sdot Yam Ltd. (Israel)*	192,700	5,247,221
Meritage Homes Corp.*	139,200	6,035,712

		11,282,933

Hotels & Motels — 1.4%
Melco Crown Entertainment Ltd. (Cayman Islands), ADR*	215,431	4,817,037
NagaCorp Ltd. (Cayman Islands)	6,040,000	4,694,591

		9,511,628

Household Products — 1.7%
Samsonite International SA (Luxembourg)	4,835,000	11,644,819

Internet Services — 6.4%
ASOS PLC (United Kingdom)*	27,600	1,693,838
BroadSoft, Inc.*	311,000	8,583,600
ChannelAdvisor Corp.*	165,800	2,608,034
Constant Contact, Inc.*(a)	377,400	6,064,818
CyrusOne, Inc.	57,900	1,200,846
Marketo, Inc.(a)	72,400	1,800,588
Mediabistro, Inc.*	168,756	264,947
NIC, Inc.	209,522	3,463,399
Shutterfly, Inc.*(a)	78,100	4,357,199
Synacor, Inc.*(a)	258,000	799,800

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Services (continued)
Textura Corp.*	143,000	$3,719,430
Tremor Video, Inc.	141,600	1,274,400
Yoox SpA (Italy)*	307,100	6,592,007
Zillow, Inc. (Class A Stock)*(a)	17,900	1,007,770

		43,430,676

Media — 1.2%
Central European Media Enterprises Ltd. (Bermuda) (Class A Stock)*(a)	2,454,000	8,122,740

Metals & Mining — 2.4%
Global Brass & Copper Holdings, Inc.	300,459	3,978,077
Thompson Creek Metals Co., Inc. (Canada)*(a)	1,174,008	3,557,244
US Silica Holdings, Inc.(a)	432,800	8,993,584

		16,528,905

Oil, Gas & Consumable Fuels — 3.3%
Edgen Group, Inc.*	457,488	2,918,773
Kodiak Oil & Gas Corp. (Canada)*(a)	307,000	2,729,230
MRC Global, Inc.*	376,700	10,404,454
Seadrill Partners LLC (Marshall Islands)(a)	115,000	3,375,250
Vermilion Energy, Inc. (Canada)	65,600	3,206,709

		22,634,416

Pharmaceuticals — 10.9%
Achillion Pharmaceuticals, Inc.*	346,341	2,833,069
Adaltis, Inc. (Canada), (OTC)*(g)	41,000	—
Adaltis, Inc. (Canada), (TSX)*(g)	172,400	—
Alexza Pharmaceuticals, Inc.*(a)	315,900	1,371,006
Alkermes PLC (Ireland)*(a)	166,600	4,778,088
Catalyst Pharmaceutical Partners, Inc.*(a)	1,900,000	1,691,000
Corcept Therapeutics, Inc.*(a)	993,400	1,718,582
Corcept Therapeutics, Inc., PIPE*	123,242	213,209
Cubist Pharmaceuticals, Inc.*(a)	166,000	8,017,800
Dynavax Technologies Corp.*(a)	12,315,167	13,546,684
Galapagos NV (Belgium)*(a)	148,811	2,890,562
Nektar Therapeutics*(a)	395,000	4,562,250
Progenics Pharmaceuticals, Inc.*	1,751,047	7,809,670
Sagent Pharmaceuticals, Inc.*	323,700	6,791,226
Salix Pharmaceuticals Ltd.*(a)	113,000	7,474,950
Threshold Pharmaceuticals, Inc.*(a)	726,900	3,823,494
Vical, Inc.*(a)	1,025,000	3,208,250
Zogenix, Inc.*(a)(g)	2,238,259	3,280,124

		74,009,964

Real Estate — 0.3%
Countrywide PLC (United Kingdom)	216,600	1,663,670

Real Estate Investment Trusts — 1.1%
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico)	2,519,000	5,025,383
TF Administradora Industrial S de RL de CV (Mexico)	1,228,998	2,568,504

		7,593,887

Restaurants — 2.1%
Buffalo Wild Wings, Inc.*(a)	31,379	3,080,163
International Meal Co. Holdings SA (Brazil)*	1,135,000	11,012,504

		14,092,667

Retail & Merchandising — 8.8%
Arezzo Industria e Comercio SA (Brazil)	581,000	8,905,013

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail & Merchandising (continued)
Bloomin’ Brands, Inc.	108,970	$2,711,174
Del Frisco’s Restaurant Group, Inc.	377,200	8,075,852
Dick’s Sporting Goods, Inc.(a)	123,100	6,162,386
Moleskine SpA (Italy)	1,181,045	2,681,508
MSC Industrial Direct Co., Inc. (Class A Stock)	118,000	9,140,280
Noodles & Co.*	47,100	1,730,925
Salvatore Ferragamo Italia SpA (Italy)	326,900	10,165,881
Tile Shop Holdings, Inc.*	86,200	2,496,352
Ulta Salon Cosmetics & Fragrance, Inc.*	45,600	4,567,296
Vitamin Shoppe, Inc.*	71,100	3,188,124

		59,824,791

Savings & Loan — 0.8%
EverBank Financial Corp.	322,000	5,332,320

Semiconductors — 4.0%
Microsemi Corp.*	332,600	7,566,650
Mindspeed Technologies, Inc.*(a)	961,493	3,115,237
Nova Measuring Instruments Ltd. (Israel)*	592,398	5,361,202
Peregrine Semiconductor Corp.*(a)	216,300	2,359,833
RDA Microelectronics, Inc. (Cayman Islands), ADR	721,800	7,997,544
Vitesse Semiconductor Corp.*	309,400	813,722

		27,214,188

Software — 3.5%
Callidus Software, Inc.*	91,641	603,914
Cimatron Ltd. (Israel)	166,000	999,320
Demandware, Inc.*	22,400	949,984
Fleetmatics Group PLC (Ireland)(a)	218,900	7,274,047
Halogen Software, Inc. (Canada)	159,900	2,387,021
inContact, Inc.*	272,138	2,236,974
ServiceNow, Inc.*(a)	110,000	4,442,900
Synchronoss Technologies, Inc.*	160,000	4,939,200

		23,833,360

Telecommunications — 4.2%
CalAmp Corp.*	140,535	2,051,811
Cyan, Inc.(a)	186,400	1,947,880
Gilat Satellite Networks Ltd. (Israel)*	835,300	4,627,562
Gogo, Inc.(a)	360,000	5,029,200
IPG Photonics Corp.(a)	78,000	4,736,940
Telecity Group PLC (United Kingdom)	406,800	6,268,853
tw telecom, Inc.*	147,000	4,136,580

		28,798,826

Transportation — 5.7%
Aramex PJSC (United Arab Emirates)	17,658,588	11,778,802
DSV A/S (Denmark)	425,600	10,367,664
Echo Global Logistics, Inc.*	181,700	3,541,333
Landstar System, Inc.	72,800	3,749,200
Ryder System, Inc.	157,000	9,544,030

		38,981,029

TOTAL COMMON STOCKS (cost $601,848,800)		659,202,250

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

WARRANTS*			Units	Value (Note 2)
Energy – Alternate Sources
Syntroleum Corp., expiring 07/16/16			615,342	$—

Pharmaceuticals
Alexza Pharmaceuticals, Inc., expiring 02/23/17			1,375,000	—
Corcept Therapeutics, Inc., expiring 03/29/15			43,135	—
Dynavax Technologies Corp., expiring 04/16/15			173,656	—
Threshold Pharmaceuticals, Inc., expiring 10/05/14			90,745	303,996
Zogenix, Inc., expiring 07/24/17(g)			850,500	—

				303,996

TOTAL WARRANTS (cost $38,442)				303,996

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CONVERTIBLE BOND — 0.3%
Financial Services
Encore Capital Group, Inc., Gtd. Notes, 144A (cost $1,918,000)
3.000%	07/01/20	NR	1,918	1,854,961

TOTAL LONG-TERM INVESTMENTS (cost $603,805,242)				661,361,207

SHORT-TERM INVESTMENT — 20.4%			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $138,216,369; includes $133,822,599 of cash collateral forsecurities on loan)(b)(w)(Note 4)			138,216,369	138,216,369

TOTAL INVESTMENTS — 117.8% (cost $742,021,611)				799,577,576
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.8)%				(120,817,935)

NET ASSETS — 100.0%				$678,759,641

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
NR	Non Rated by Moody’s or Standard & Poor’s
OTC	Over-The-Counter
PIPE	Private Investment In Public Equity
TSX	Toronto Stock Exchange

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $124,759,286; cash collateral of $133,822,599 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$607,629,955	$47,606,311	$3,965,984
Warrants	—	303,996	—
Convertible Bond	—	1,854,961	—
Affiliated Money Market Mutual Fund	138,216,369	—	—
Other Financial Instruments*

Total	$745,846,324	$49,765,268	$3,965,984

Fair value of Level 2 investments at 12/31/12 was $52,427,816, which was a result of valuing investments using third party vendor modeling tools. An amount of $9,532,858 was transferred from Level 2 into Level 1 at 06/30/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (19.7% represents investments purchased with collateral from securities on loan)	20.4%
Pharmaceuticals	11.0
Retail & Merchandising	8.8
Computer Services & Software	7.2
Internet Services	6.4
Transportation	5.7
Financial Services	4.4
Telecommunications	4.2
Healthcare Products	4.2
Semiconductors	4.0
Software	3.5
Oil, Gas & Consumable Fuels	3.3
Aerospace & Defense	3.3
Building Materials	3.0
Biotechnology	2.9
Commercial Services	2.6
Metals & Mining	2.4
Food	2.4
Restaurants	2.1
Household Products	1.7
Home Builders	1.7
Healthcare Services	1.5
Hotels & Motels	1.4
Commercial Banks	1.4
Media	1.2
Engineering & Construction	1.2
Entertainment & Leisure	1.2
Real Estate Investment Trusts	1.1
Savings & Loan	0.8
Holding Companies – Diversified	0.6
Advertising	0.5

Electric	0.5%
Energy – Alternate Sources	0.5
Clothing & Apparel	0.3
Real Estate	0.3
Electronic Components & Equipment	0.1

117.8
Liabilities in excess of other assets	(17.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risks associated with these derivative instruments are equity and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$303,996	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$2,515

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$(1,058,984)

The Portfolio invested in financial instruments during the reporting period that are either in accordance with the current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offseting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$124,759,286	$—	$—	$124,759,286

Collateral Amount Pledged/(Received):
Securities on loan				(124,759,286)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $124,759,286:
Unaffiliated investments (cost $603,805,242)	$661,361,207
Affiliated investments (cost $138,216,369)	138,216,369
Foreign currency, at value (cost $1,072)	1,065
Receivable for investments sold	21,952,728
Dividends and interest receivable	379,440
Receivable for fund share sold	68,959
Tax reclaim receivable	38,466
Prepaid expenses	3,204

Total Assets	822,021,438

LIABILITIES:
Payable to broker for collateral for securities on loan	133,822,599
Payable for investments purchased	8,326,905
Payable for fund share repurchased	670,089
Advisory fees payable	297,123
Accrued expenses and other liabilities	137,318
Distribution fee payable	7,346
Affiliated transfer agent fee payable	417

Total Liabilities	143,261,797

NET ASSETS	$678,759,641

Net assets were comprised of:
Paid-in capital	$557,111,991
Retained earnings	121,647,650

Net assets, June 30, 2013	$678,759,641

Net asset value and redemption price per share, $678,759,641 / 63,022,299 outstanding shares of beneficial interest	$10.77

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $91,803 foreign withholding tax)	$1,422,012
Affiliated income from securities lending, net	636,128
Interest income	17,863
Affiliated dividend income	13,062

2,089,065

EXPENSES
Advisory fees	3,241,643
Distribution fee	243,629
Custodian and accounting fees	118,000
Shareholder servicing fees and expenses	102,383
Audit fee	10,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Insurance expenses	3,000
Loan interest expense (Note 7)	1,481
Miscellaneous	21,954

Total expenses	3,768,090
Less: shareholder servicing fee waiver	(14,140)

Net expenses	3,753,950

NET INVESTMENT LOSS	(1,664,885)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	61,313,033
Foreign currency transactions	(75,328)

61,237,705

Net change in unrealized appreciation (depreciation) on:
Investments	15,468,736
Foreign currencies	(1,439)

15,467,297

NET GAIN ON INVESTMENTS	76,705,002

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,040,117

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(1,664,885)	$(63,797)
Net realized gain on investment and foreign currency transactions	61,237,705	35,619,734
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	15,467,297	74,155,082

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	75,040,117	109,711,019

FUND SHARE TRANSACTIONS:
Fund share sold [10,848,916 and 34,999,848 shares, respectively]	113,616,411	323,956,311
Fund share repurchased [15,300,612 and 32,528,686 shares, respectively]	(159,641,349)	(305,054,834)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(46,024,938)	18,901,477

TOTAL INCREASE IN NET ASSETS	29,015,179	128,612,496
NET ASSETS:
Beginning of period	649,744,462	521,131,966

End of period	$678,759,641	$649,744,462

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.3%

COMMON STOCKS	Shares	Value (Note 2)
Air Freight & Logistics — 2.6%
FedEx Corp.	118,408	$11,672,661

Apparel — 5.5%
L Brands, Inc.	184,468	9,085,049
NIKE, Inc. (Class B Stock)	239,667	15,261,995

		24,347,044

Beverages — 2.4%
PepsiCo, Inc.	129,284	10,574,138

Biotechnology — 1.8%
Vertex Pharmaceuticals, Inc.*	99,916	7,980,291

Chemicals — 2.2%
Praxair, Inc.	84,042	9,678,277

Commercial Services — 1.9%
MasterCard, Inc. (Class A Stock)	14,586	8,379,657

Computers — 4.5%
Apple, Inc.	50,629	20,053,134

Cosmetics/Personal Care — 2.0%
Procter & Gamble Co. (The)	116,201	8,946,315

Diversified Financial Services — 4.8%
American Express Co.	120,302	8,993,778
IntercontinentalExchange, Inc.*(a)	68,791	12,228,288

		21,222,066

Electronic Components & Equipment — 2.2%
Honeywell International, Inc.	120,341	9,547,855

Internet Services — 14.5%
Amazon.com, Inc.*	45,183	12,546,867
Equinix, Inc.*(a)	102,416	18,918,284
Google, Inc. (Class A Stock)*	31,028	27,316,120
priceline.com, Inc.*	6,677	5,522,747

		64,304,018

Lodging — 1.7%
Marriott International, Inc. (Class A Stock)	185,131	7,473,738

Manufacturing — 2.6%
Danaher Corp.	180,523	11,427,106

Metal Fabricate/Hardware — 2.8%
Precision Castparts Corp.	54,365	12,287,034

Oil & Gas Services — 7.6%
Anadarko Petroleum Corp.	118,017	10,141,201
Pioneer Natural Resources Co.	33,136	4,796,436
Schlumberger Ltd. (Curacao)	260,386	18,659,261

		33,596,898

Pharmaceuticals — 7.2%
Abbott Laboratories	212,780	7,421,766
Becton, Dickinson and Co.	56,003	5,534,777
Regeneron Pharmaceuticals, Inc.*	41,989	9,442,486
Sanofi (France), ADR	187,375	9,651,686

		32,050,715

Real Estate — 3.5%
CBRE Group, Inc. (Class A Stock)*	662,434	15,474,458

Real Estate Investment Trusts — 4.8%
American Tower Corp.	288,815	21,132,594

COMMON STOCKS (continued)	Shares	Value (Note 2)
Restaurants — 1.5%
Chipotle Mexican Grill, Inc.*(a)	18,823	$6,858,160

Retailing — 8.5%
Costco Wholesale Corp.	141,292	15,622,656
Dollar General Corp.*	257,553	12,988,398
PVH Corp.	70,822	8,856,291

		37,467,345

Semiconductors — 8.9%
QUALCOMM, Inc.	401,131	24,501,081
Xilinx, Inc.(a)	373,033	14,775,837

		39,276,918

Software — 2.2%
salesforce.com, Inc.*(a)	256,900	9,808,442

Telecommunications — 1.6%
Crown Castle International Corp.*	95,718	6,929,026

TOTAL LONG-TERM INVESTMENTS (cost $397,834,232)		430,487,890

SHORT-TERM INVESTMENT — 9.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $43,094,028; includes $36,124,976 of cash collateral for securities on loan)(b)(w)(Note 4)	43,094,028	43,094,028

TOTAL INVESTMENTS — 107.0% (cost $440,928,260)		473,581,918
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(30,856,897)

NET ASSETS — 100.0%		$442,725,021

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,055,743; cash collateral of $36,124,976 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$430,487,890	$—	$—
Affiliated Money Market Mutual Fund	43,094,028	—	—

Total	$473,581,918	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Internet Services	14.5%
Affiliated Money Market Mutual Fund (8.2% representsinvestments purchased with collateral from securities on loan)	9.7
Semiconductors	8.9
Retailing	8.5
Oil & Gas Services	7.6
Pharmaceuticals	7.2
Apparel	5.5
Diversified Financial Services	4.8
Real Estate Investment Trusts	4.8
Computers	4.5
Real Estate	3.5
Metal Fabricate/Hardware	2.8

Air Freight & Logistics	2.6%
Manufacturing	2.6
Beverages	2.4
Software	2.2
Chemicals	2.2
Electronic Components & Equipment	2.2
Cosmetics/Personal Care	2.0
Commercial Services	1.9
Biotechnology	1.8
Lodging	1.7
Telecommunications	1.6
Restaurants	1.5

107.0
Liabilities in excess of other assets	(7.0)

100.0%

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$35,055,743	$—	$—	$35,055,743

Collateral Amount Pledged/(Received):
Securities on loan				(35,055,743)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $35,055,743:
Unaffiliated investments (cost $397,834,232)	$430,487,890
Affiliated investments (cost $43,094,028)	43,094,028
Receivable for investments sold	6,774,281
Dividends and interest receivable	299,213
Tax reclaim receivable	207,317
Receivable for fund share sold	74,397
Prepaid expenses	6,095

Total Assets	480,943,221

LIABILITIES:
Payable to broker for collateral for securities on loan	36,124,976
Payable for investments purchased	1,847,619
Advisory fees payable	144,931
Accrued expenses and other liabilities	95,447
Distribution fee payable	4,808
Affiliated transfer agent fee payable	417
Payable for fund share repurchased	2

Total Liabilities	38,218,200

NET ASSETS	$442,725,021

Net assets were comprised of:
Paid-in capital	$684,385,080
Retained earnings	(241,660,059)

Net assets, June 30, 2013	$442,725,021

Net asset value and redemption price per share, $442,725,021 / 12,961,121 outstanding shares of beneficial interest	$34.16

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $23,293 foreign withholding tax)	$7,496,466
Affiliated income from securities lending, net	30,683
Affiliated dividend income	16,252
Interest income	7

7,543,408

EXPENSES
Advisory fees	5,151,225
Distribution fee	367,969
Shareholder servicing fees and expenses	214,798
Custodian and accounting fees	53,000
Commitment fee on syndicated credit agreement	11,000
Audit fee	10,000
Trustees’ fees	10,000
Legal fees and expenses	6,000
Insurance expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Miscellaneous	8,491

Total expenses	5,844,483
Less: shareholder servicing fee waiver	(58,043)

Net expenses	5,786,440

NET INVESTMENT INCOME	1,756,968

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	269,880,202
Net change in unrealized appreciation (depreciation) on investments	(122,988,279)

NET GAIN ON INVESTMENTS	146,891,923

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$148,648,891

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,756,968	$8,336,493
Net realized gain on investment transactions	269,880,202	49,821,201
Net change in unrealized appreciation (depreciation) on investments	(122,988,279)	132,770,022

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	148,648,891	190,927,716

DISTRIBUTIONS	—	(2,633,675)

FUND SHARE TRANSACTIONS:
Fund share sold [2,877,285 and 21,183,855 shares, respectively]	95,366,270	633,732,911
Fund share issued in reinvestment of distributions [0 and 92,151 shares, respectively]	—	2,633,675
Fund share repurchased [33,024,683 and 13,385,841 shares, respectively]	(1,152,168,447)	(398,023,327)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(1,056,802,177)	238,343,259

TOTAL INCREASE (DECREASE) IN NET ASSETS	(908,153,286)	426,637,300
NET ASSETS:
Beginning of period	1,350,878,307	924,241,007

End of period	$442,725,021	$1,350,878,307

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.8%

COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.3%
Boeing Co. (The)	293,812	$30,098,101
General Dynamics Corp.	113,473	8,888,340

		38,986,441

Agriculture — 1.1%
Philip Morris International, Inc.	145,202	12,577,397

Banks — 12.3%
Bank of America Corp.	2,278,797	29,305,329
Capital One Financial Corp.	269,253	16,911,781
Citigroup, Inc.	817,899	39,234,615
Comerica, Inc.	318,550	12,687,847
JPMorgan Chase & Co.	691,955	36,528,304
SunTrust Banks, Inc.(a)	359,513	11,349,825

		146,017,701

Beverages — 2.4%
Anheuser-Busch InBev NV (Belgium), ADR	200,172	18,067,525
Monster Beverage Corp.*(a)	167,252	10,163,904

		28,231,429

Biotechnology — 1.8%
ARIAD Pharmaceuticals, Inc.*	531,597	9,297,632
Vertex Pharmaceuticals, Inc.*	154,166	12,313,238

		21,610,870

Chemicals — 2.6%
Eastman Chemical Co.	261,276	18,291,933
LyondellBasell Industries NV (Netherlands) (Class A Stock)	191,184	12,667,852

		30,959,785

Computers — 2.3%
EMC Corp.	1,149,030	27,140,089

Computers & Peripherals — 1.4%
Apple, Inc.	41,140	16,294,731

Construction & Engineering — 1.7%
Toll Brothers, Inc.*(a)	612,236	19,977,261

Diversified Financial Services — 2.0%
SLM Corp.	1,041,072	23,798,906

Electric — 3.8%
DTE Energy Co.	144,666	9,694,069
Exelon Corp.	451,385	13,938,769
NextEra Energy, Inc.(a)	115,625	9,421,125
PG&E Corp.	267,192	12,218,690

		45,272,653

Environmental Control — 1.3%
Waste Management, Inc.	371,971	15,001,590

Food — 0.6%
Mondelez International, Inc. (Class A Stock)	266,027	7,589,750

Food & Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	227,933	16,978,729

Gas — 1.0%
Sempra Energy	142,694	11,666,661

Healthcare Products — 2.6%
C.R. Bard, Inc.	108,748	11,818,733

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Products (continued)
Covidien PLC (Ireland)	309,541	$19,451,556

		31,270,289

Healthcare Providers & Services — 2.4%
Aetna, Inc.	155,241	9,864,013
UnitedHealth Group, Inc.	278,306	18,223,477

		28,087,490

Insurance — 8.1%
American International Group, Inc.*	469,400	20,982,180
Everest Re Group Ltd. (Bermuda)	115,714	14,841,478
Hartford Financial Services Group, Inc. (The)	522,373	16,151,773
Lincoln National Corp.	765,482	27,917,129
Travelers Cos., Inc. (The)	210,814	16,848,255

		96,740,815

Internet — 1.0%
Google, Inc. (Class A Stock)*	13,624	11,994,161

Lodging — 1.8%
MGM Resorts International*	728,409	10,765,885
Starwood Hotels & Resorts Worldwide, Inc.	177,023	11,186,083

		21,951,968

Media — 4.0%
CBS Corp. (Class B Stock)	410,664	20,069,150
Liberty Global PLC (Class A Stock)*	253,119	18,751,056
Viacom, Inc. (Class B Stock)	135,523	9,222,340

		48,042,546

Miscellaneous Manufacturing — 6.2%
General Electric Co.	2,501,263	58,004,289
Textron, Inc.(a)	578,308	15,064,923

		73,069,212

Oil & Gas — 13.8%
Apache Corp.	105,227	8,821,179
BP PLC (United Kingdom), ADR(a)	419,565	17,512,643
ConocoPhillips	199,071	12,043,796
Devon Energy Corp.	503,820	26,138,182
Exxon Mobil Corp.	631,007	57,011,482
Halliburton Co.	593,450	24,758,734
Southwestern Energy Co.*	498,531	18,211,337

		164,497,353

Pharmaceuticals — 7.4%
Eli Lilly & Co.	208,752	10,253,898
Merck & Co., Inc.	735,516	34,164,718
Mylan, Inc.*	302,506	9,386,761
Pfizer, Inc.	1,236,379	34,630,976

		88,436,353

Real Estate Investment Trusts — 2.1%
American Tower Corp.	105,586	7,725,728
AvalonBay Communities, Inc.	128,083	17,279,678

		25,005,406

Retail — 3.3%
L Brands, Inc.	329,276	16,216,843
Lowe’s Cos., Inc.	328,231	13,424,648

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail (continued)
Walgreen Co.	208,841	$9,230,772

		38,872,263

Retail & Merchandising — 0.7%
Fossil Group, Inc.*	81,475	8,417,182

Semiconductors — 3.0%
Altera Corp.	704,616	23,245,282
Lam Research Corp.*(a)	274,917	12,189,820

		35,435,102

Software — 2.1%
Adobe Systems, Inc.*	204,719	9,326,998
Oracle Corp.	514,904	15,817,851

		25,144,849

Telecommunications — 2.3%
AT&T, Inc.	407,466	14,424,296
Juniper Networks, Inc.*(a)	661,930	12,781,868

		27,206,164

TOTAL LONG-TERM INVESTMENTS (cost $1,058,335,887)		1,186,275,146

SHORT-TERM INVESTMENT — 5.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $62,704,426; includes $54,227,061 of cash collateral for securities on loan)(b)(w)(Note 4)	62,704,426	62,704,426

Value (Note 2)
TOTAL INVESTMENTS — 105.1% (cost $1,121,040,313)	$1,248,979,572
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%	(60,985,829)

NET ASSETS — 100.0%	$1,187,993,743

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,684,595; cash collateral of $ 54,227,061 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,186,275,146	$—	$—
Affiliated Money Market Mutual Fund	62,704,426	—	—

Total	$1,248,979,572	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Oil & Gas	13.8%
Banks	12.3
Insurance	8.1
Pharmaceuticals	7.4
Miscellaneous Manufacturing	6.2
Affiliated Money Market Mutual Fund (4.6% represents investments purchased with collateral from securities on loan)	5.3
Media	4.0
Electric	3.8
Aerospace & Defense	3.3
Retail	3.3
Semiconductors	3.0
Healthcare Products	2.6
Chemicals	2.6
Beverages	2.4
Healthcare Providers & Services	2.4

Telecommunications	2.3%
Computers	2.3
Software	2.1
Real Estate Investment Trusts	2.1
Diversified Financial Services	2.0
Lodging	1.8
Biotechnology	1.8
Construction & Engineering	1.7
Food & Staples Retailing	1.4
Computers & Peripherals	1.4
Environmental Control	1.3
Agriculture	1.1
Internet	1.0
Gas	1.0
Retail & Merchandising	0.7
Food	0.6

105.1
Liabilities in excess of other assets	(5.1)

100.0%

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$52,684,595	$—	$—	$52,684,595

Collateral Amount Pledged/(Received):
Securities on loan				(52,684,595)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $52,684,595:
Unaffiliated investments (cost $1,058,335,887)	$1,186,275,146
Affiliated investments (cost $62,704,426)	62,704,426
Receivable for investments sold	20,043,864
Dividends receivable	1,963,055
Receivable for fund share sold	72,708
Tax reclaim receivable	55,299
Prepaid expenses	1,200

Total Assets	1,271,115,698

LIABILITIES:
Payable to broker for collateral for securities on loan	54,227,061
Payable for investments purchased	18,470,745
Payable for fund share repurchased	10,022,983
Advisory fees payable	310,441
Accrued expenses and other liabilities	77,279
Distribution fee payable	13,029
Affiliated transfer agent fee payable	417

Total Liabilities	83,121,955

NET ASSETS	$1,187,993,743

Net assets were comprised of:
Paid-in capital	$1,480,284,968
Retained earnings	(292,291,225)

Net assets, June 30, 2013	$1,187,993,743

Net asset value and redemption price per share, $1,187,993,743 / 58,439,342 outstanding shares of beneficial interest	$20.33

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $115,689 foreign withholding tax)	$13,980,261
Affiliated income from securities lending, net	43,864
Affiliated dividend income	15,636

14,039,761

EXPENSES
Advisory fees	5,327,393
Distribution fee	497,847
Shareholder servicing fees and expenses	231,890
Custodian and accounting fees	64,000
Trustees’ fees	12,000
Audit fee	11,000
Commitment fee on syndicated credit agreement	7,000
Insurance expenses	7,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	2,000
Loan interest expense (Note 7)	158
Miscellaneous	10,223

Total expenses	6,180,511
Less: shareholder servicing fee waiver	(64,879)

Net expenses	6,115,632

NET INVESTMENT INCOME	7,924,129

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	193,057,010
Net change in unrealized appreciation (depreciation) on investments	20,614,340

NET GAIN ON INVESTMENTS	213,671,350

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$221,595,479

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,924,129	$15,424,037
Net realized gain on investment transactions	193,057,010	69,153,947
Net change in unrealized appreciation (depreciation) on investments	20,614,340	148,325,869

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	221,595,479	232,903,853

DISTRIBUTIONS	—	(15,224,100)

FUND SHARE TRANSACTIONS:
Fund share sold [4,513,635 and 26,541,398 shares, respectively]	86,496,401	435,888,286
Fund share issued in reinvestment of distributions [0 and 980,934 shares, respectively]	—	15,224,100
Fund share repurchased [28,653,461 and 24,453,486 shares, respectively]	(575,397,858)	(398,771,194)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(488,901,457)	52,341,192

TOTAL INCREASE (DECREASE) IN NET ASSETS	(267,305,978)	270,020,945
NET ASSETS:
Beginning of period	1,455,299,721	1,185,278,776

End of period	$1,187,993,743	$1,455,299,721

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%

COMMON STOCKS	Shares	Value (Note 2)
Apparel — 3.7%
Deckers Outdoor Corp.*(a)	135,382	$6,838,145
PVH Corp.	99,374	12,426,719

		19,264,864

Beverages — 1.7%
Beam, Inc.	98,022	6,186,168
Monster Beverage Corp.*(a)	45,561	2,768,742

		8,954,910

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.*	29,210	2,694,330
ARIAD Pharmaceuticals, Inc.*(a)	98,461	1,722,083
BioMarin Pharmaceutical, Inc.*	72,087	4,021,734
Vertex Pharmaceuticals, Inc.*	91,588	7,315,134

		15,753,281

Chemicals — 4.6%
Airgas, Inc.	90,847	8,672,255
Ecolab, Inc.	97,220	8,282,172
International Flavors & Fragrances, Inc.	95,221	7,156,810

		24,111,237

Commercial Banks — 1.8%
First Republic Bank	240,373	9,249,553

Commercial Services — 3.5%
Genpact Ltd. (Bermuda)	221,504	4,261,737
HMS Holdings Corp.*(a)	189,412	4,413,300
Quanta Services, Inc.*	173,109	4,580,464
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	269,453	5,178,887

		18,434,388

Computers — 1.9%
Cognizant Technology Solutions Corp. (Class A Stock)*	59,017	3,695,054
MICROS Systems, Inc.*(a)	142,376	6,143,524

		9,838,578

Consumer Products & Services — 3.1%
Church & Dwight Co., Inc.	114,606	7,072,336
Estee Lauder Cos., Inc. (The) (Class A Stock)	68,967	4,535,960
FleetCor Technologies, Inc.*	54,543	4,434,346

		16,042,642

Distribution/Wholesale — 1.0%
W.W. Grainger, Inc.	20,767	5,237,022

Diversified Financial Services — 6.2%
IntercontinentalExchange, Inc.*(a)	72,244	12,842,093
Lazard Ltd. (Bermuda) (Class A Stock)	206,270	6,631,581
SLM Corp.	287,619	6,574,970
T. Rowe Price Group, Inc.	91,710	6,708,587

		32,757,231

Electrical Equipment — 1.7%
Sensata Technologies Holding NV (Netherlands)*	259,948	9,072,185

Electronic Components — 3.6%
Amphenol Corp. (Class A Stock)	143,775	11,205,823

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components (continued)
Hubbell, Inc. (Class B Stock)	77,964	$7,718,436

		18,924,259

Electronics — 3.1%
Agilent Technologies, Inc.	297,307	12,712,847
Mettler-Toledo International, Inc.*	17,696	3,560,435

		16,273,282

Financial–Bank & Trust — 1.4%
Northern Trust Corp.	127,185	7,364,011

Foods — 1.9%
Hain Celestial Group, Inc. (The)*	98,401	6,393,113
TreeHouse Foods, Inc.*	58,377	3,826,029

		10,219,142

Hand/Machine Tools — 1.4%
Kennametal, Inc.	195,525	7,592,236

Healthcare Equipment & Supplies — 0.3%
Teleflex, Inc.	23,613	1,829,771

Healthcare Products — 2.4%
CareFusion Corp.*	181,784	6,698,740
Cepheid, Inc.*(a)	176,662	6,080,706

		12,779,446

Healthcare Services — 0.8%
Healthcare Services Group, Inc.	73,489	1,801,950
MEDNAX, Inc.*	28,963	2,652,432

		4,454,382

Hotels, Restaurants & Leisure — 1.0%
Chipotle Mexican Grill, Inc.*(a)	14,701	5,356,309

Industrial Products — 1.1%
Roper Industries, Inc.	47,553	5,907,034

Internet Services — 4.7%
Equinix, Inc.*(a)	76,191	14,074,002
Pandora Media, Inc.*(a)	246,479	4,535,214
Rackspace Hosting, Inc.*(a)	162,959	6,174,516

		24,783,732

Lodging — 1.1%
Marriott International, Inc. (Class A Stock)	140,856	5,686,357

Machinery — 1.8%
Graco, Inc.	146,603	9,266,776

Manufacturing — 0.9%
Rockwell Automation, Inc.	56,063	4,661,078

Media — 2.3%
Discovery Communications, Inc. (Class A Stock)*(a)	71,570	5,525,920
Scripps Networks Interactive, Inc. (Class A Stock)	95,744	6,391,869

		11,917,789

Medical Products — 3.4%
C.R. Bard, Inc.	101,506	11,031,672
Henry Schein, Inc.*	71,930	6,887,297

		17,918,969

Oil & Gas — 3.8%
Core Laboratories NV (Netherlands)	29,607	4,490,198
Dril-Quip, Inc.*	52,304	4,722,528

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas (continued)
Pioneer Natural Resources Co.	46,608	$6,746,508
Whiting Petroleum Corp.*	83,677	3,856,673

		19,815,907

Oil Well Services & Equipment — 1.6%
Cameron International Corp.*	139,394	8,525,337

Pharmaceuticals — 3.0%
Medivation, Inc.*	74,938	3,686,950
Pharmacyclics, Inc.*	25,587	2,033,399
Regeneron Pharmaceuticals, Inc.*	17,179	3,863,214
Shire PLC (United Kingdom), ADR	56,662	5,389,123
Zoetis, Inc.(a)	20,225	624,750

		15,597,436

Real Estate — 2.6%
CBRE Group, Inc. (Class A Stock)*	592,083	13,831,059

Retail — 9.2%
Coinstar, Inc.*(a)	112,756	6,615,394
Dick’s Sporting Goods, Inc.	94,264	4,718,856
Dollar General Corp.*	213,670	10,775,378
Fifth & Pacific Cos., Inc.*	261,641	5,845,060
Lululemon Athletica, Inc.*(a)	55,713	3,650,316
PetSmart, Inc.	140,899	9,438,824
Tiffany & Co.	60,375	4,397,715
Ulta Salon Cosmetics & Fragrance, Inc.*	26,886	2,692,902

		48,134,445

Retail Apparel — 1.7%
L Brands, Inc.	185,417	9,131,787

Semiconductors — 4.5%
Altera Corp.	220,944	7,288,943
Linear Technology Corp.	123,116	4,535,593
Xilinx, Inc.(a)	297,301	11,776,093

		23,600,629

Software — 3.2%
MSCI, Inc.*	337,110	11,215,650
salesforce.com, Inc.*(a)	146,094	5,577,869

		16,793,519

Specialty Retail — 0.8%
Dunkin’ Brands Group, Inc.	98,844	4,232,500

Telecommunications — 5.2%
Juniper Networks, Inc.*	131,269	2,534,804
SBA Communications Corp. (Class A Stock)*(a)	234,448	17,377,286
tw telecom, Inc.*	255,389	7,186,646

		27,098,736

TOTAL LONG-TERM INVESTMENTS (cost $446,656,983)		520,411,819

SHORT-TERM INVESTMENT — 20.9%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $110,175,989; includes $102,240,904 of cash collateral received for securities on loan)(b)(w)(Note 4)	110,175,989	$110,175,989

TOTAL INVESTMENTS — 119.9% (cost $556,832,972)		630,587,808
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.9)%		(104,655,166)

NET ASSETS — 100.0%		$525,932,642

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $99,525,489; cash collateral of $102,240,904 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$520,411,819	$—	$—
Affiliated Money Market Mutual Fund	110,175,989	—	—

Total	$630,587,808	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (19.4% represents investments purchased with collateral from securities on loan)	20.9%
Retail	9.2
Diversified Financial Services	6.2
Telecommunications	5.2
Internet Services	4.7
Chemicals	4.6
Semiconductors	4.5
Oil & Gas	3.8
Apparel	3.7
Electronic Components	3.6
Commercial Services	3.5
Medical Products	3.4
Software	3.2
Electronics	3.1
Consumer Products & Services	3.1
Biotechnology	3.0
Pharmaceuticals	3.0
Real Estate	2.6
Healthcare Products	2.4
Media	2.3
Foods	1.9
Computers	1.9
Machinery	1.8
Commercial Banks	1.8
Retail Apparel	1.7
Electrical Equipment	1.7
Beverages	1.7
Oil Well Services & Equipment	1.6
Hand/Machine Tools	1.4
Financial – Bank & Trust	1.4
Industrial Products	1.1
Lodging	1.1
Hotels, Restaurants & Leisure	1.0
Distribution/Wholesale	1.0
Manufacturing	0.9
Healthcare Services	0.8
Specialty Retail	0.8
Healthcare Equipment & Supplies	0.3

119.9
Liabilities in excess of other assets	(19.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$99,525,489	$—	$—	$99,525,489

Collateral Amount Pledged/(Received):
Securities on loan				(99,525,489)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $99,525,489:
Unaffiliated investments (cost $446,656,983)	$520,411,819
Affiliated investments (cost $110,175,989)	110,175,989
Dividends receivable	238,571
Receivable for fund share sold	215,827
Prepaid expenses	2,315

Total Assets	631,044,521

LIABILITIES:
Payable to broker for collateral for securities on loan	102,240,904
Payable for investments purchased	2,387,161
Payable for fund share repurchased	240,757
Advisory fees payable	176,325
Accrued expenses and other liabilities	60,635
Distribution fee payable	5,680
Affiliated transfer agent fee payable	417

Total Liabilities	105,111,879

NET ASSETS	$525,932,642

Net assets were comprised of:
Paid-in capital	$393,148,597
Retained earnings	132,784,045

Net assets, June 30, 2013	$525,932,642

Net asset value and redemption price per share, $525,932,642 / 90,329,115 outstanding shares of beneficial interest	$5.82

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $17,821 foreign withholding tax)	$2,087,201
Affiliated income from securities lending, net	775,712
Affiliated dividend income	7,574

2,870,487

EXPENSES
Advisory fees	2,995,159
Distribution fee	210,969
Shareholder servicing fees and expenses	92,115
Custodian and accounting fees	46,000
Audit fee	10,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Insurance expenses	3,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 7)	542
Miscellaneous	6,120

Total expenses	3,385,905
Less: shareholder servicing fee waiver	(11,059)

Net expenses	3,374,846

NET INVESTMENT LOSS	(504,359)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	43,680,713
Net change in unrealized appreciation (depreciation) on investments	21,550,728

NET GAIN ON INVESTMENTS	65,231,441

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,727,082

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(504,359)	$(507,426)
Net realized gain on investment transactions	43,680,713	24,029,327
Net change in unrealized appreciation (depreciation) on investments	21,550,728	59,002,994

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	64,727,082	82,524,895

DISTRIBUTIONS	—	(57,973,917)

FUND SHARE TRANSACTIONS:
Fund share sold [10,755,342 and 47,445,251 shares, respectively]	60,011,949	249,489,955
Fund share issued in reinvestment of distributions [0 and 12,077,899 shares, respectively]	—	57,973,917
Fund share repurchased [27,705,752 and 34,392,800 shares, respectively]	(161,759,777)	(180,829,629)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(101,747,828)	126,634,243

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,020,746)	151,185,221
NET ASSETS:
Beginning of period	562,953,388	411,768,167

End of period	$525,932,642	$562,953,388

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 94.4%	Shares	Value (Note 2)
Aerospace — 0.6%
Kaman Corp.	123,764	$4,277,284

Aerospace & Defense — 2.0%
Cubic Corp.	70,283	3,380,612
Moog, Inc. (Class A Stock)*	94,535	4,871,389
Teledyne Technologies, Inc.*	46,017	3,559,415
Triumph Group, Inc.	26,204	2,074,047

		13,885,463

Auto Repair — 0.3%
Monro Muffler Brake, Inc.	37,206	1,787,748

Automotive Parts — 1.2%
American Axle & Manufacturing Holdings, Inc.*	273,464	5,094,634
Tenneco, Inc.*	79,557	3,602,341

		8,696,975

Banking — 2.5%
BancorpSouth, Inc.	181,881	3,219,294
Hancock Holding Co.	31,099	935,147
Home BancShares, Inc.	121,093	3,144,785
Independent Bank Group, Inc.*	29,260	889,504
Lakeland Financial Corp.	38,082	1,056,776
Sandy Spring Bancorp, Inc.	53,778	1,162,680
Sterling Financial Corp.	128,209	3,048,810
Webster Financial Corp.	165,005	4,237,328

		17,694,324

Basic Materials—Mining — 0.3%
Commercial Metals Co.	144,228	2,130,248

Biotechnology — 1.3%
Acorda Therapeutics, Inc.*	62,863	2,073,850
Exact Sciences Corp.*	194,405	2,704,174
Myriad Genetics, Inc.*	152,797	4,105,655

		8,883,679

Chemicals — 3.3%
Fuller (H.B.) Co.	106,365	4,021,661
Methanex Corp. (Canada)	135,157	5,783,368
PolyOne Corp.	259,171	6,422,257
Quaker Chemical Corp.	25,982	1,611,144
Westlake Chemical Corp.	21,458	2,068,766
WR Grace & Co.*	36,600	3,075,864

		22,983,060

Clothing & Apparel — 1.5%
Carter’s, Inc.	39,058	2,893,026
Hanesbrands, Inc.	68,318	3,512,912
Steven Madden Ltd.*	84,567	4,091,351

		10,497,289

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks — 0.8%
Banner Corp.	69,603	$2,351,885
ViewPoint Financial Group, Inc.	148,400	3,088,204

		5,440,089

Commercial Services — 1.5%
Aaron’s, Inc.	122,545	3,432,485
Blackstone Mortgage Trust, Inc. (Class A Stock)	207,413	5,123,101
TrueBlue, Inc.*	89,617	1,886,438

		10,442,024

Computer Services & Software — 1.8%
Mentor Graphics Corp.	166,272	3,250,618
Monotype Imaging Holdings, Inc.	101,489	2,578,835
NetScout Systems, Inc.*	83,829	1,956,569
SS&C Technologies Holdings, Inc.*	145,299	4,780,337

		12,566,359

Construction — 0.6%
Meritage Homes Corp.*	96,981	4,205,096

Consumer Cyclicals – Construction — 0.5%
Comfort Systems USA, Inc.	240,758	3,592,109

Consumer Staples – Home Products — 0.3%
Elizabeth Arden, Inc.*	49,450	2,228,711

Containers & Packaging — 0.5%
Graphic Packaging Holding Co.*	489,788	3,790,959

Diversified Financial Services — 2.7%
Cohen & Steers, Inc.(a)	24,355	827,583
E*Trade Financial Corp.*	245,023	3,101,991
Manning & Napier, Inc.	35,031	622,151
MarketAxess Holdings, Inc.	62,429	2,918,556
Ocwen Financial Corp.*	82,067	3,382,802
Piper Jaffray Cos.*	10,293	325,362
Stifel Financial Corp.*(a)	138,589	4,943,470
Walter Investment Management Corp.*	72,198	2,441,014
WisdomTree Investments, Inc.*	59,545	688,936

		19,251,865

Diversified Machinery — 0.3%
Edwards Group Ltd. (Cayman Islands), ADR	254,847	2,166,200

Electric — 1.1%
Allete, Inc.	54,714	2,727,493
Black Hills Corp.	30,861	1,504,474
UNS Energy Corp.	73,987	3,309,439

		7,541,406

Electrical Utilities — 2.2%
Cleco Corp.	147,213	6,835,100
IDACORP, Inc.	142,094	6,786,409
NorthWestern Corp.	45,441	1,813,096

		15,434,605

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components & Equipment — 4.0%
Acuity Brands, Inc.	27,519	$2,078,235
Advanced Energy Industries, Inc.*	125,312	2,181,682
Belden, Inc.	81,863	4,087,420
Convergys Corp.	204,256	3,560,182
Electronics for Imaging, Inc.*	138,014	3,904,416
Littelfuse, Inc.	29,581	2,207,038
Newport Corp.*	231,958	3,231,175
PerkinElmer, Inc.	179,455	5,832,288
Powell Industries, Inc.*	21,589	1,115,072

		28,197,508

Electronics — 0.3%
Coherent, Inc.	38,330	2,110,833

Engineering & Construction — 0.3%
Michael Baker Corp.	25,384	688,160
MYR Group, Inc.*	86,368	1,679,858

		2,368,018

Entertainment & Leisure — 1.5%
Marriott Vacations Worldwide Corp.*	82,139	3,551,690
Polaris Industries, Inc.(a)	25,972	2,467,340
Six Flags Entertainment Corp.	48,370	1,700,689
Vail Resorts, Inc.	40,949	2,519,182

		10,238,901

Equipment Services — 0.2%
Watsco, Inc.	19,945	1,674,582

Financial Services — 2.6%
Dime Community Bancshares, Inc.	78,017	1,195,220
First Cash Financial Services, Inc.*	35,489	1,746,414
First Financial Bankshares, Inc.(a)	65,788	3,661,760
Flushing Financial Corp.	110,447	1,816,853
Home Loan Servicing Solutions Ltd. (Cayman Islands)	115,377	2,765,587
Pinnacle Financial Partners, Inc.*	99,705	2,563,416
PrivateBancorp, Inc.	194,556	4,126,533
WSFS Financial Corp.	15,028	787,317

		18,663,100

Financial–Bank & Trust — 8.3%
Bank of the Ozarks, Inc.	135,557	5,873,685
Boston Private Financial Holdings, Inc.	228,881	2,435,294
Bridge Capital Holdings*	46,531	737,982
Brookline Bancorp, Inc.	131,858	1,144,527
CoBiz Financial, Inc.	116,887	970,162
Community Bank System, Inc.	91,545	2,824,163
First Midwest Bancorp, Inc.	160,948	2,208,207
First of Long Island Corp. (The)	25,433	844,121
Glacier Bancorp, Inc.	149,571	3,318,980
Heritage Financial Corp.	46,900	687,085
Independent Bank Corp.	63,849	2,202,791
MB Financial, Inc.	143,924	3,857,163
Prosperity Bancshares, Inc.	122,977	6,368,979
Provident Financial Services, Inc.	142,494	2,248,555
SCBT Financial Corp.(a)	55,288	2,785,962
Sierra Bancorp.	3,410	50,468

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial – Bank & Trust (continued)
Signature Bank*	86,936	$7,217,427
Southcoast Financial Corp.*	3,206	16,832
Summit State Bank	6,180	57,350
Texas Capital Bancshares, Inc.*	142,929	6,340,330
Trico Bancshares	30,588	652,442
UMB Financial Corp.	108,119	6,018,985

		58,861,490

Food — 0.6%
Hain Celestial Group, Inc. (The)*(a)	60,764	3,947,837

Hand/Machine Tools — 0.3%
Regal-Beloit Corp.	35,052	2,272,772

Healthcare Products — 0.2%
Teleflex, Inc.(a)	18,272	1,415,897

Healthcare Services — 0.9%
HealthSouth Corp.*	122,207	3,519,562
ICON PLC (Ireland)*	80,209	2,841,805

		6,361,367

Holding Companies – Diversified — 0.2%
Primoris Services Corp.	62,970	1,241,768

Home Builders — 0.8%
Standard Pacific Corp.*(a)	352,082	2,932,843
William Lyon Homes (Class A Stock)	120,542	3,038,864

		5,971,707

Home Furnishings — 0.2%
Harman International Industries, Inc.	28,749	1,558,196

Household Products/Wares — 1.2%
Prestige Brands Holdings, Inc.*	104,681	3,050,404
Spectrum Brands Holdings, Inc.	94,455	5,371,656

		8,422,060

Industrial Products — 0.1%
Olympic Steel, Inc.	41,478	1,016,211

Industrials – Components — 0.7%
Applied Industrial Technologies, Inc.	94,581	4,571,100

Industrials – Electrical Equipment — 0.7%
Anixter International, Inc.*	67,410	5,110,352

Insurance — 1.3%
Enstar Group Ltd. (Bermuda)*	12,857	1,709,724
Maiden Holdings Ltd. (Bermuda)	220,007	2,468,479
Markel Corp.*	3,581	1,887,008
Radian Group, Inc.	295,518	3,433,919

		9,499,130

Insurance – Life Insurance — 1.1%
American Equity Investment Life Holding Co.(a)	489,682	7,688,007

Insurance – Property Insurance — 1.9%
Aspen Insurance Holdings Ltd. (Bermuda)	88,199	3,271,301
Meadowbrook Insurance Group, Inc.	380,078	3,052,026
ProAssurance Corp.	111,650	5,823,664

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance – Property Insurance (continued)
RLI Corp.	18,757	$1,433,222

		13,580,213

Investment Companies — 0.9%
Golub Capital BDC, Inc.(a)	62,869	1,100,208
New Mountain Finance Corp.(a)	83,362	1,180,406
PennantPark Investment Corp.	122,587	1,354,586
Solar Capital Ltd.	56,829	1,312,182
Solar Senior Capital Ltd.	14,695	270,535
THL Credit, Inc.	69,109	1,049,766

		6,267,683

Leisure Time — 0.6%
Arctic Cat, Inc.	52,576	2,364,868
Brunswick Corp.(a)	51,026	1,630,281

		3,995,149

Machinery — 0.9%
Altra Holdings, Inc.	69,806	1,911,288
Graco, Inc.	48,065	3,038,189
Twin Disc, Inc.	59,159	1,402,068

		6,351,545

Media — 0.4%
Sinclair Broadcast Group, Inc. (Class A Stock)	94,744	2,783,579

Metals & Mining — 1.9%
Carpenter Technology Corp.	45,607	2,055,507
CIRCOR International, Inc.	50,019	2,543,966
Kaiser Aluminum Corp.	93,332	5,780,984
RBC Bearings, Inc.*	51,883	2,695,322

		13,075,779

Miscellaneous Manufacturing — 2.9%
A.O. Smith Corp.	57,423	2,083,306
Actuant Corp. (Class A Stock)	120,735	3,980,633
Barnes Group, Inc.	113,710	3,410,163
Carlisle Cos., Inc.	92,851	5,785,546
Crane Co.	41,682	2,497,585
Koppers Holdings, Inc.	26,967	1,029,600
Movado Group, Inc.	30,322	1,025,793
Raven Industries, Inc.	24,778	742,844

		20,555,470

Oil & Gas — 6.2%
Approach Resources, Inc.*(a)	230,840	5,671,739
Diamondback Energy, Inc.*	76,689	2,555,277
Dril-Quip, Inc.*	67,234	6,070,558
Forum Energy Technologies, Inc.*(a)	186,222	5,666,735
Laredo Petroleum Holdings, Inc.*	307,534	6,322,899
Newpark Resources, Inc.*(a)	457,117	5,023,716
Rex Energy Corp.*	436,314	7,670,400
TETRA Technologies, Inc.*	251,922	2,584,720

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas (continued)
Thermon Group Holdings, Inc.*	117,101	$2,388,860

		43,954,904

Paper & Forest Products — 0.7%
KapStone Paper and Packaging Corp.	117,710	4,729,588

Pharmaceuticals — 0.3%
Infinity Pharmaceuticals, Inc.*	128,294	2,084,778

Real Estate — 0.7%
Healthcare Trust of America, Inc.*	156,965	1,762,717
Kennedy-Wilson Holdings, Inc.	207,937	3,460,072

		5,222,789

Real Estate Investment Trusts — 11.1%
Acadia Realty Trust	131,005	3,234,513
American Campus Communities, Inc.	53,620	2,180,189
Apollo Commercial Real Estate Finance, Inc.	276,921	4,397,505
CBL & Associates Properties, Inc.	158,336	3,391,557
Coresite Realty Corp.	86,717	2,758,468
Cubesmart	294,772	4,710,457
CYS Investments, Inc.	416,200	3,833,202
DuPont Fabros Technology, Inc.(a)	221,859	5,357,895
EPR Properties	102,165	5,135,835
Highwoods Properties, Inc.	84,839	3,021,117
Hudson Pacific Properties, Inc.	178,937	3,807,779
LaSalle Hotel Properties(a)	152,985	3,778,730
LTC Properties, Inc.	109,862	4,290,111
MFA Financial, Inc.	626,347	5,292,632
Mid-America Apartment Communities, Inc.	56,804	3,849,607
National Retail Properties, Inc.(a)	99,633	3,427,375
Pebblebrook Hotel Trust	138,652	3,584,154
PS Business Parks, Inc.	79,420	5,731,741
Strategic Hotels & Resorts, Inc.*	378,327	3,351,977
Two Harbors Investment Corp.	338,520	3,469,830

		78,604,674

Retail & Merchandising — 3.0%
Asbury Automotive Group, Inc.*	67,747	2,716,655
Cabela’s, Inc.*(a)	34,844	2,256,497
Chico’s FAS, Inc.	76,418	1,303,691
Francesca’s Holdings Corp.*(a)	42,839	1,190,496
GNC Holdings, Inc. (Class A Stock)	66,280	2,930,239
OfficeMax, Inc.(a)	293,794	3,005,513
Shoe Carnival, Inc.	86,620	2,079,746
Susser Holdings Corp.*(a)	80,456	3,852,233
Vitamin Shoppe, Inc.*	35,140	1,575,678

		20,910,748

Savings & Loan — 0.2%
Oritani Financial Corp.	108,877	1,707,191

Semiconductors — 3.3%
Cabot Microelectronics Corp.*	108,227	3,572,573
Fairchild Semiconductor International, Inc.*	330,595	4,562,211
Intersil Corp. (Class A Stock)	409,972	3,205,981
Micrel, Inc.	139,026	1,373,577
MKS Instruments, Inc.	138,837	3,684,734

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors (continued)
Semtech Corp.*	151,684	$5,313,491
Silicon Laboratories, Inc.*	45,521	1,885,025

		23,597,592

Services – Environmental — 0.3%
Waste Connections, Inc.(a)	56,976	2,343,993

Services – Industrial Services — 0.6%
G&K Services, Inc. (Class A Stock)	88,016	4,189,562

Software — 2.5%
Allscripts Healthcare Solutions, Inc.*	318,774	4,124,936
Digi International, Inc.*	99,090	928,473
Progress Software Corp.*	30,549	702,932
PTC, Inc.*	217,396	5,332,724
SYNNEX Corp.*(a)	73,455	3,105,677
Verint Systems, Inc.*	89,982	3,191,662

		17,386,404

Telecommunications — 1.5%
ADTRAN, Inc.(a)	106,851	2,629,603
Plantronics, Inc.	7,636	335,373
Premiere Global Services, Inc.*	297,133	3,586,395
West Corp.	195,573	4,329,986

		10,881,357

Transportation — 1.2%
Celadon Group, Inc.	62,634	1,143,071
Forward Air Corp.	98,217	3,759,747
Gulfmark Offshore, Inc. (Class A Stock)	82,733	3,730,431

		8,633,249

Utilities – Electrical Utilities — 1.1%
El Paso Electric Co.	214,710	7,581,410

Utilities – Gas Utilities — 1.4%
Southwest Gas Corp.	208,039	9,734,145

TOTAL COMMON STOCKS (cost $568,567,969)		666,858,131

EXCHANGE TRADED FUND — 3.5%	Shares	Value (Note 2)
iShares Russell 2000 Value Index Fund (cost $23,975,066)	286,650	$24,623,235

WARRANTS*	Units
Oil&Gas
Magnum Hunter Resources Corp., expiring 10/14/13 (cost $0)	13,835	1,937

TOTAL LONG-TERM INVESTMENTS (cost $592,543,035)		691,483,303

SHORT-TERM INVESTMENT — 11.1%	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $78,386,714; includes $66,444,078 of cash collateral for securities on loan)(b)(w)(Note 4)	78,386,714	78,386,714

TOTAL INVESTMENTS — 109.0% (cost $670,929,749)		769,870,017
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(63,758,531)

NET ASSETS — 100.0%		$706,111,486

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,078,442; cash collateral of $66,444,078 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$666,858,131	$—	$—
Exchange Traded Fund	24,623,235	—	—
Warrants	1,937	—	—
Affiliated Money Market Mutual Fund	78,386,714	—	—

Total	$769,870,017	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Real Estate Investment Trusts	11.1%
Affiliated Money Market Mutual Fund (9.4% represents investments purchased with collateral from securities on loan)	11.1
Financial – Bank & Trust	8.3
Oil & Gas	6.2
Electronic Components & Equipment	4.0
Exchange Traded Fund	3.5
Semiconductors	3.3
Chemicals	3.3
Retail & Merchandising	3.0
Miscellaneous Manufacturing	2.9
Diversified Financial Services	2.7
Financial Services	2.6
Banking	2.5
Software	2.5
Electrical Utilities	2.2
Aerospace & Defense	2.0
Insurance – Property Insurance	1.9
Metals & Mining	1.9
Computer Services & Software	1.8
Telecommunications	1.5
Clothing & Apparel	1.5
Commercial Services	1.5
Entertainment & Leisure	1.5
Utilities – Gas Utilities	1.4
Insurance	1.3
Biotechnology	1.3
Automotive Parts	1.2
Transportation	1.2
Household Products/Wares	1.2
Insurance – Life Insurance	1.1
Utilities – Electrical Utilities	1.1
Electric	1.1
Healthcare Services	0.9
Machinery	0.9
Investment Companies	0.9
Home Builders	0.8
Commercial Banks	0.8
Real Estate	0.7
Industrials – Electrical Equipment	0.7

Paper & Forest Products	0.7%
Industrials – Components	0.7
Aerospace	0.6
Construction	0.6
Services – Industrial Services	0.6
Leisure Time	0.6
Food	0.6
Containers & Packaging	0.5
Consumer Cyclicals – Construction	0.5
Media	0.4
Engineering & Construction	0.3
Services – Environmental	0.3
Hand/Machine Tools	0.3
Consumer Staples – Home Products	0.3
Diversified Machinery	0.3
Basic Materials – Mining	0.3
Electronics	0.3
Pharmaceuticals	0.3
Auto Repair	0.3
Savings & Loan	0.2
Equipment Services	0.2
Home Furnishings	0.2
Healthcare Products	0.2
Holding Companies – Diversified	0.2
Industrial Products	0.1

109.0
Liabilities in excess of other assets	(9.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$1,937	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$(5,119)

For the six months ended June 30, 2013, the Portfolio did not have any realized gain or (loss) on derivatives recognized in income.

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$64,078,442	$—	$—	$64,078,442

Collateral Amount Pledged/(Received):
Securities on loan				(64,078,442)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $64,078,442:
Unaffiliated investments (cost $592,543,035)	$691,483,303
Affiliated investments (cost $78,386,714)	78,386,714
Receivable for investments sold	17,156,832
Dividends receivable	1,588,382
Receivable for fund share sold	87,565
Prepaid expenses	455

Total Assets	788,703,251

LIABILITIES:
Payable to broker for collateral for securities on loan	66,444,078
Payable for investments purchased	15,638,634
Advisory fees payable	337,674
Payable for fund share repurchased	88,041
Accrued expenses and other liabilities	75,290
Distribution fee payable	7,631
Affiliated transfer agent fee payable	417

Total Liabilities	82,591,765

NET ASSETS	$706,111,486

Net assets were comprised of:
Paid-in capital	$542,779,418
Retained earnings	163,332,068

Net assets, June 30, 2013	$706,111,486

Net asset value and redemption price per share, $706,111,486 / 50,315,307 outstanding shares of beneficial interest	$14.03

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $5,906 foreign withholding tax)	$5,024,525
Affiliated income from securities lending, net	134,048
Affiliated dividend income	13,891

5,172,464

EXPENSES
Advisory fees	3,205,126
Distribution fee	245,834
Shareholder servicing fees and expenses	96,404
Custodian and accounting fees	56,000
Audit fee	10,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	3,000
Shareholders’ reports	3,000
Loan interest expense (Note 7)	2,191
Miscellaneous	5,655

Total expenses	3,647,210
Less: shareholder servicing fee waiver	(12,346)

Net expenses	3,634,864

NET INVESTMENT INCOME	1,537,600

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	43,278,205
Net change in unrealized appreciation (depreciation) on investments	52,118,925

NET GAIN ON INVESTMENTS	95,397,130

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,934,730

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,537,600	$7,569,003
Net realized gain on investment transactions	43,278,205	13,669,356
Net change in unrealized appreciation (depreciation) on investments	52,118,925	41,021,862

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	96,934,730	62,260,221

DISTRIBUTIONS	—	(2,658,828)

FUND SHARE TRANSACTIONS:
Fund share sold [7,697,243 and 29,233,111 shares, respectively]	101,822,154	334,494,417
Fund share issued in reinvestment of distributions [0 and 245,053 shares, respectively]	—	2,658,828
Fund share repurchased [6,162,862 and 14,614,268 shares, respectively]	(83,569,435)	(162,927,677)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	18,252,719	174,225,568

TOTAL INCREASE IN NET ASSETS	115,187,449	233,826,961
NET ASSETS:
Beginning of period	590,924,037	357,097,076

End of period	$706,111,486	$590,924,037

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 95.9%

COMMON STOCKS — 94.8%	Shares	Value (Note 2)
Australia — 0.5%
Brambles Ltd.	1,049,000	$8,935,537
Iluka Resources Ltd.	474,100	4,272,652

		13,208,189

Austria — 0.2%
Andritz AG	97,600	5,007,585

Belgium — 0.2%
Colruyt SA	100,300	5,277,652

Brazil — 1.4%
Abril Educacao SA	405,510	7,085,771
Arezzo Industria e Comercio SA	650,723	9,973,660
Grupo BTG Pactual	1,281,832	15,631,187

		32,690,618

British Virgin Islands — 1.0%
Michael Kors Holdings Ltd.*	405,972	25,178,383

Canada — 2.8%
Agrium, Inc.	62,000	5,391,520
Bank of Nova Scotia	92,600	4,950,054
Brookfield Asset Management, Inc. (Class A Stock)	289,886	10,441,694
Canadian Pacific Railway Ltd.	197,932	24,024,986
Cenovus Energy, Inc.	141,900	4,047,732
Dollarama, Inc.	126,900	8,881,914
New Gold, Inc.*	835,900	5,412,645
Silver Wheaton Corp.	265,000	5,193,163

		68,343,708

Cayman Islands — 0.6%
Sands China Ltd.	3,300,809	15,424,906

China — 2.8%
Great Wall Motor Co. Ltd. (Class H Stock)	3,751,092	16,053,514
Industrial & Commercial Bank of China Ltd. (Class H Stock)	7,466,300	4,679,370
Tencent Holdings Ltd.	952,432	37,189,839
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	2,788,092	8,499,972

		66,422,695

Denmark — 2.2%
Coloplast A/S (Class B Stock)	145,923	8,170,820
Jyske Bank A/S*	117,900	4,434,688
Novo Nordisk A/S (Class B Stock)	248,270	38,596,662
Tryg A/S	36,200	2,982,371

		54,184,541

France — 7.3%
Arkema SA	91,600	8,396,502
BNP Paribas SA	704,333	38,558,542
Dassault Systemes SA	82,781	10,118,030
Eutelsat Communications SA	205,800	5,838,734
Pernod-Ricard SA	211,503	23,475,433
Publicis Groupe SA	260,629	18,561,676
Remy Cointreau SA	131,948	14,001,026
Rexel SA	578,500	13,033,981
Sanofi	119,700	12,374,588
Schneider Electric SA	149,900	10,886,686
Sodexo	146,000	12,162,549

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Technip SA	82,241	$8,358,294

		175,766,041

Germany — 7.5%
Adidas AG	227,355	24,576,681
Bayer AG	347,431	36,990,998
Bayerische Motoren Werke AG	128,939	11,253,251
Brenntag AG	229,190	34,835,003
Continental AG	72,200	9,624,865
Deutsche Boerse AG	183,800	12,086,312
Fresenius SE & Co. KGaA	95,517	11,756,239
Linde AG	60,400	11,255,325
SAP AG	265,504	19,387,805
SAP AG, ADR	117,800	8,579,374

		180,345,853

Hong Kong — 1.5%
AIA Group Ltd.	3,580,800	15,085,914
China Mobile Ltd.	244,300	12,647,411
Jardine Matheson Holdings Ltd.	138,300	8,339,490

		36,072,815

India — 0.3%
Tata Motors Ltd.	1,469,943	6,902,281

Indonesia — 0.7%
Bank Mandiri Persero Tbk PT	3,519,900	3,174,727
Bank Rakyat Indonesia Persero Tbk PT	6,805,000	5,283,399
Tower Bersama Infrastructure Tbk PT*	13,933,439	7,276,127

		15,734,253

Ireland — 2.0%
Experian PLC	2,345,946	40,772,230
Ryanair Holdings PLC, ADR	165,883	8,547,951

		49,320,181

Israel — 1.2%
Bezeq Israeli Telecommunication Corp. Ltd. (The)	6,526,100	8,676,642
Check Point Software Technologies Ltd.*(a)	389,648	19,357,713

		28,034,355

Italy — 5.6%
Azimut Holding SpA	1,293,552	23,551,077
Brunello Cucinelli SpA	580,469	14,329,734
Luxottica Group SpA	582,623	29,477,877
Prada SpA	3,401,955	30,678,022
Tod’s SpA	127,659	18,011,202
Yoox SpA*	860,678	18,474,750

		134,522,662

Japan — 12.3%
Astellas Pharma, Inc.	192,200	10,441,094
FANUC Corp.	197,112	28,527,412
Fuji Heavy Industries Ltd.	430,000	10,618,520
Hino Motors Ltd.	1,674,089	24,565,455
Kansai Paint Co. Ltd.	650,400	8,302,458
Keyence Corp.	42,500	13,540,959
Lawson, Inc.	147,800	11,278,517
Makita Corp.	178,900	9,618,074
Miraca Holdings, Inc.	94,400	4,337,957
Mitsui Fudosan Co. Ltd.	619,354	18,209,038

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Murata Manufacturing Co. Ltd.	259,361	$19,728,275
ORIX Corp.	948,400	12,942,550
Rakuten, Inc.	1,035,587	12,245,799
Sanrio Co. Ltd.	122,000	5,659,313
Santen Pharmaceutical Co. Ltd.	81,500	3,526,896
Secom Co. Ltd.	179,300	9,748,650
Shin-Etsu Chemical Co. Ltd.	127,600	8,445,243
SMC Corp.	67,400	13,512,055
Softbank Corp.	105,100	6,117,866
Sugi Holdings Co. Ltd.	82,300	3,130,269
Sumitomo Mitsui Financial Group, Inc.	296,700	13,580,864
Toyota Motor Corp.	250,600	15,115,652
Unicharm Corp.	391,436	22,139,007
Yahoo! Japan Corp.	22,024	10,844,947

		296,176,870

Luxembourg — 0.3%
Subsea 7 SA*	400,100	7,014,849

Mexico — 0.9%
Corp. Inmobiliaria Vesta SAB de CV(a)	6,490,987	12,874,321
Fomento Economico Mexicano SAB de CV, ADR	76,307	7,874,119

		20,748,440

Netherlands — 3.0%
Akzo Nobel NV	170,900	9,643,160
ASML Holding NV	82,800	6,536,261
Core Laboratories NV	146,295	22,187,100
Koninklijke Ahold NV	719,500	10,701,038
Unilever NV, CVA	602,868	23,731,356

		72,798,915

Norway — 1.2%
DnB ASA	664,700	9,642,576
Statoil ASA	353,220	7,296,844
Telenor ASA	402,772	8,000,266
TGS Nopec Geophysical Co. ASA	163,229	4,743,375

		29,683,061

Russia — 0.3%
Sberbank of Russia, ADR	524,600	6,022,408

Singapore — 0.2%
United Overseas Bank Ltd.	341,600	5,334,464

South Africa — 2.0%
Aspen Pharmacare Holdings Ltd.*	898,144	20,646,363
Bidvest Group Ltd.	282,135	6,990,153
Discovery Ltd.	1,002,832	8,525,923
Naspers Ltd. (Class N Stock)	172,299	12,717,679

		48,880,118

South Korea — 1.5%
Samsung Electronics Co. Ltd.	31,263	36,540,953

Spain — 1.7%
Inditex SA	328,099	40,469,252

Sweden — 1.3%
Atlas Copco AB (Class A Stock)	446,985	10,773,156
Elekta AB (Class B Stock)	342,100	5,199,426
Nordea Bank AB	524,600	5,858,349

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden (continued)
Telefonaktiebolaget LM Ericsson (Class B Stock)	826,500	$9,372,369

		31,203,300

Switzerland — 11.3%
Compagnie Financiere Richemont SA (Class A Stock)	113,697	10,026,745
Credit Suisse Groupt AG*	174,300	4,614,433
Geberit AG	32,873	8,143,420
Givaudan SA*	8,200	10,566,315
Glencore International PLC	1,749,969	7,244,009
Nestle SA	161,100	10,571,446
Novartis AG	573,175	40,598,299
Partners Group Holding AG	52,646	14,250,158
Roche Holding AG	264,415	65,627,100
SGS SA	7,600	16,316,607
Sika AG	4,400	11,377,252
Sonova Holding AG*	50,900	5,384,999
Sulzer AG	61,900	9,884,382
Swatch Group AG (The)	44,338	24,219,146
Syngenta AG	87,745	34,216,936

		273,041,247

Turkey — 1.5%
BIM Birlesik Magazalar A/S	766,820	16,632,080
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	12,079,655	17,014,984
Turkiye Halk Bankasi A/S	430,145	3,644,614

		37,291,678

United Arab Emirates — 0.1%
Dragon Oil PLC	201,070	1,749,577

United Kingdom — 19.4%
Afren PLC*	1,856,900	3,660,537
Amlin PLC	1,276,100	7,634,020
AON PLC	119,700	7,702,695
ARM Holdings PLC	2,960,674	35,815,716
Ashtead Group PLC	2,213,692	21,788,237
ASOS PLC*	416,001	25,530,375
Babcock International Group PLC	404,565	6,793,055
Barclays PLC	7,628,069	32,486,190
Berkeley Group Holdings PLC	240,087	7,776,795
BG Group PLC	360,200	6,121,296
Bunzl PLC	314,200	6,128,228
Compass Group PLC	2,621,857	33,501,190
Diageo PLC	1,159,878	33,261,221
HSBC Holdings PLC	1,092,800	11,327,168
ICAP PLC	568,900	3,141,111
InterContinental Hotels Group PLC	305,391	8,392,872
Intertek Group PLC	362,675	16,121,580
John Wood Group PLC	472,851	5,831,786
Johnson Matthey PLC	213,888	8,545,935
Meggitt PLC	1,066,522	8,402,841
Petrofac Ltd	489,200	8,905,110
Reed Elsevier PLC	1,011,000	11,497,343
Rolls-Royce Holdings PLC*	2,474,617	42,609,169
Rotork PLC	352,022	14,289,893
SABMiller PLC	955,772	45,823,206
St James’s Place PLC	795,346	6,524,140
Telecity Group PLC	1,255,394	19,345,822

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Tullow Oil PLC	808,724	$12,311,131
Weir Group PLC (The)	237,508	7,766,281
Wolseley PLC	213,614	9,856,112

		468,891,055

TOTAL COMMON STOCKS (cost $2,198,956,435)		2,288,282,905

PREFERRED STOCKS — 1.1%
Germany — 1.1%
Volkswagen AG, (PRFC)	125,498	25,348,408

United Kingdom
Rolls-Royce Holdings PLC, (PRFC C)*	449,203,699	683,221

TOTAL PREFERRED STOCKS (cost $25,654,001)		26,031,629

TOTAL LONG-TERM INVESTMENTS (cost $2,224,610,436)		2,314,314,534

SHORT-TERM INVESTMENT — 3.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $81,558,189; includes $7,708,353 of cash collateral for securities on loan)(b)(w)(Note 4)	81,558,189	81,558,189

TOTAL INVESTMENTS — 99.3% (cost $2,306,168,625)		2,395,872,723
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.7%		17,895,301

NET ASSETS — 100.0%		$2,413,768,024

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depository Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
REIT	Real Estate Investment Trust
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,401,809; cash collateral of $7,708,353 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
British Pound,
Expiring 08/14/13	State Street Bank	GBP	23,968	$37,417,190	$36,442,341	$(974,849)
Euro,
Expiring 08/12/13	Morgan Stanley	EUR	10,970	14,576,330	14,281,902	(294,428)
Japanese Yen,
Expiring 08/13/13	Bank of New York Mellon	JPY	1,149,113	11,906,883	11,588,388	(318,495)

				$63,900,403	$62,312,631	$(1,587,772)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 08/14/13	Serefin Securities	GBP	23,968	$36,614,956	$36,442,341	$172,615
Euro,
Expiring 08/12/13	Serefin Securities	EUR	10,970	14,237,907	14,281,901	(43,994)
Japanese Yen,
Expiring 08/13/13	Bank of New York Mellon	JPY	627,846	6,161,853	6,331,599	(169,746)
Expiring 08/13/13	Bank of New York Mellon	JPY	521,267	5,134,027	5,256,789	(122,762)

				$62,148,743	$62,312,630	$(163,887)

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$13,208,189	$—
Austria	—	5,007,585	—
Belgium	—	5,277,652	—
Brazil	32,690,618	—	—
British Virgin Islands	25,178,383	—	—
Canada	68,343,708	—	—
Cayman Islands	—	15,424,906	—
China	—	66,422,695	—
Denmark	—	54,184,541	—
France	12,162,549	163,603,492	—
Germany	8,579,374	171,766,479	—
Hong Kong	12,647,411	23,425,404	—
India	—	6,902,281	—
Indonesia	—	15,734,253	—
Ireland	8,547,951	40,772,230	—
Israel	19,357,713	8,676,642	—
Italy	—	134,522,662	—
Japan	—	296,176,870	—
Luxembourg	7,014,849	—	—
Mexico	20,748,440	—	—
Netherlands	22,187,100	50,611,815	—
Norway	—	29,683,061	—
Russia	6,022,408	—	—
Singapore	—	5,334,464	—
South Africa	—	48,880,118	—
South Korea	—	36,540,953	—
Spain	—	40,469,252	—
Sweden	—	31,203,300	—
Switzerland	—	273,041,247	—
Turkey	—	37,291,678	—
United Arab Emirates	—	1,749,577	—
United Kingdom	7,702,695	461,188,360	—
Preferred Stocks:
Germany	—	25,348,408	—
United Kingdom	—	683,221	—
Affiliated Money Market Mutual Fund	81,558,189	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(1,751,659)	—

Total	$332,741,388	$2,061,379,676	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/12 was $1,913,977,728. An amount of $24,597,153 was transferred from Level 1 into Level 2 at 06/30/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Pharmaceuticals	9.0%
Beverages	5.2
Commercial Banks	5.0
Chemicals	4.3
Retail	3.6
Automobile Manufacturers	3.5
Affiliated Money Market Mutual Fund (0.3% represents investments purchased with collateral from securities on loan)	3.4
Oil & Gas	2.9
Textiles, Apparel & Luxury Goods	2.5
Commercial Services	2.5
Aerospace & Defense	2.5
Diversified Financial Services	2.4
Telecommunications	2.4
Software	2.4
Professional Services	2.4
Trading Companies & Distributors	2.3
Internet Services	2.3
Machinery	2.2
Food Products	2.1
Hotels, Restaurants & Leisure	2.0
Retail & Merchandising	1.9
Insurance	1.7
Healthcare Products	1.6
Internet Software & Services	1.5
Semiconductors & Semiconductor Equipment	1.5
Equipment	1.5
Electronic Components & Equipment	1.4
Financial – Bank & Trust	1.3
Electronics	1.1
Auto Manufacturers	1.1
Apparel & Textile	1.0
Transportation	1.0
Financials	1.0
Real Estate Management & Development	1.0
Hand/Machine Tools	1.0
Oil, Gas & Consumable Fuels	0.9
Household Products	0.9
Metals & Mining	0.9
Computer Services & Software	0.8
Advertising	0.8
Diversified Real Estate Activities	0.8
Apparel	0.7
Real Estate Investment Trusts	0.7
Food	0.7
Clothing & Apparel	0.6
Media & Entertainment	0.5
Healthcare Providers & Services	0.5
Media	0.5
Building Materials	0.5
Electrical Equipment	0.5
Internet & Catalog Retail	0.4
Diversified Manufacturing Operations	0.4
Distribution/Wholesale	0.4
Auto Parts & Equipment	0.4
Airlines	0.4
Lodging	0.3
Conglomerates	0.3
Building Products	0.3
Household Durables	0.3

Waste Disposable	0.3%
Holding Companies – Diversified	0.3
Semiconductors	0.3
Toys/Games/Hobbies	0.2
Healthcare Services	0.2

99.3
Other assets in excess of liabilities	0.7

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$172,615	Unrealized depreciation on foreign currency forward contracts	$1,924,274

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$835,007	$835,007
Equity contracts	321	—	321

Total	$321	$835,007	$835,328

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$(1,751,659)

For the six months ended June 30, 2013, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $51,964,974 and the average value at settlement date receivable for foreign currency exchange sale contracts was $50,602,662.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$7,401,809	$—	$—	$7,401,809
Over-the-counter derivatives	172,615	—	—	172,615

				7,574,424

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Over-the-counter derivatives	(1,924,274)	—	—	(1,924,274)

Collateral Amount Pledged/(Received):
Securities on loan				(7,401,809)
Over-the-counter derivatives				—

Net Amount				$ (1,751,659)

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $7,401,809:
Unaffiliated investments (cost $2,224,610,436)	$2,314,314,534
Affiliated investments (cost $81,558,189)	81,558,189
Receivable for investments sold	14,924,271
Tax reclaim receivable	8,442,713
Receivable for fund share sold	6,270,974
Dividends receivable	2,592,273
Unrealized appreciation on foreign currency forward contracts	172,615
Prepaid expenses	1,991

Total Assets	2,428,277,560

LIABILITIES:
Payable to broker for collateral for securities on loan	7,708,353
Payable for investments purchased	2,053,493
Unrealized depreciation on foreign currency forward contracts	1,924,274
Loan payable	980,000
Advisory fees payable	887,295
Accrued expenses and other liabilities	550,144
Payable for fund share repurchased	359,057
Distribution fee payable	26,102
Payable to custodian	20,401
Affiliated transfer agent fee payable	417

Total Liabilities	14,509,536

NET ASSETS.	$2,413,768,024

Net assets were comprised of:
Paid-in capital.	$2,396,954,985
Retained earnings	16,813,039

Net assets, June 30, 2013	$2,413,768,024

Net asset value and redemption price per share, $2,413,768,024 / 203,689,678 outstanding shares of beneficial interest	$11.85

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $2,899,975 foreign withholding tax)	$29,999,964
Affiliated income from securities lending, net	136,409
Affiliated dividend income	92,120

30,228,493

EXPENSES
Advisory fees	12,877,231
Distribution fee	914,814
Custodian and accounting fees	607,000
Shareholder servicing fees and expenses	404,150
Trustees’ fees	17,000
Audit fee	12,000
Insurance expenses	12,000
Commitment fee on syndicated credit agreement	10,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	2,000
Loan interest expense (Note 7)	1,062
Miscellaneous	20,056

Total expenses	14,890,313
Less: advisory fee waivers and/or expense reimbursement	(10,770)
Less: shareholder servicing fee waiver	(133,783)

Net expenses	14,745,760

NET INVESTMENT INCOME	15,482,733

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	199,164,966
Foreign currency transactions	262,085

199,427,051

Net change in unrealized appreciation (depreciation) on:
Investments	(210,554,997)
Foreign currencies	(1,943,300)

(212,498,297)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(13,071,246)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,411,487

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,482,733	$29,190,377
Net realized gain on investment and foreign currency transactions	199,427,051	20,450,039
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(212,498,297)	398,780,377

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,411,487	448,420,793

DISTRIBUTIONS	—	(26,295,031)

FUND SHARE TRANSACTIONS:
Fund share sold [29,999,311 and 98,165,682 shares, respectively]	366,072,461	1,058,841,450
Fund share issued in reinvestment of distributions [0 and 2,600,893 shares, respectively]	—	26,295,031
Fund share repurchased [40,943,997 and 110,216,841 shares, respectively]	(500,454,954)	(1,201,577,608)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(134,382,493)	(116,441,127)

CAPITAL CONTRIBUTIONS (NOTE 4)
Proceeds from regulatory settlement	—	2,857,562

TOTAL INCREASE (DECREASE) IN NET ASSETS	(131,971,006)	308,542,197
NET ASSETS:
Beginning of period	2,545,739,030	2,237,196,833

End of period	$2,413,768,024	$2,545,739,030

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 98.1%

COMMON STOCKS — 97.5%	Shares	Value (Note 2)
Argentina — 0.3%
MercadoLibre, Inc.	62,400	$6,724,224

Australia — 3.0%
Arrium Ltd.	3,650,800	2,583,707
Ausdrill Ltd.	731,040	569,183
Bendigo and Adelaide Bank Ltd.	912,000	8,362,885
Bradken Ltd.	556,400	2,184,986
Challenger Ltd.	1,361,000	4,962,938
Downer EDI Ltd.	1,440,700	4,697,404
Emeco Holdings Ltd.	4,867,000	1,224,764
Kingsgate Consolidated Ltd.	706,348	841,583
Leighton Holdings Ltd.	313,100	4,387,779
Lend Lease Group	1,102,600	8,406,532
Metcash Ltd.	833,200	2,672,917
Mount Gibson Iron Ltd.	2,634,500	1,110,770
Myer Holdings Ltd.	1,907,200	4,143,054
National Australia Bank Ltd.	285,700	7,728,203
Pacific Brands Ltd.	3,053,600	1,956,124
Seven Group Holdings Ltd.	354,500	2,225,382
St. Barbara Ltd.*	2,037,800	867,448
Toll Holdings Ltd.	1,200,500	5,810,299

		64,735,958

Austria — 0.8%
OMV AG	254,600	11,485,232
Voestalpine AG	138,300	4,890,727

		16,375,959

Belgium — 0.5%
AGFA-Gevaert NV*(g)	624,500	1,105,511
Delhaize Group SA	160,900	9,947,171

		11,052,682

Bermuda — 0.1%
Huabao International Holdings Ltd.	3,738,000	1,645,925

Brazil — 0.9%
Embraer SA, ADR	321,430	11,857,553
Natura Cosmeticos SA	383,900	8,395,958

		20,253,511

Canada — 2.7%
Canadian National Railway Co.	110,336	10,742,994
Cenovus Energy, Inc.	249,706	7,122,925
Lululemon Athletica, Inc.*(a)	249,814	16,367,813
Potash Corp. of Saskatchewan, Inc.	375,190	14,305,995
Teck Resources Ltd. (Class B Stock)	484,700	10,355,813

		58,895,540

Cayman Islands — 0.2%
SINA Corp.*	86,500	4,820,645

China — 2.1%
Baidu, Inc., ADR*(a)	155,139	14,665,290
China Merchants Bank Co. Ltd. (Class H Stock)	691,705	1,148,454
Industrial & Commercial Bank of China Ltd. (Class H Stock)	29,636,481	18,574,136
Poly Property Group Co. Ltd.	5,582,000	2,994,447
Sinopharm Group Co. Ltd. (Class H Stock)	2,976,743	7,439,390

		44,821,717

COMMON STOCKS (continued)	Shares	Value (Note 2)
Denmark — 1.5%
A.P. Moller-Maersk A/S (Class B Stock)	800	$5,722,891
H. Lundbeck A/S	119,600	2,133,143
Novo Nordisk A/S (Class B Stock)	153,018	23,788,553

		31,644,587

Finland — 0.1%
Tieto Oyj	171,222	3,255,264

France — 9.0%
Air Liquide SA	161,036	19,887,823
Alstom SA	146,400	4,802,444
Arkema SA	38,800	3,556,597
AXA SA	408,500	8,052,599
BNP Paribas SA	158,900	8,698,943
Cie Generale des Etablissements Michelin (Class B Stock)	219,792	19,652,805
Ciments Francais SA(g)	33,100	1,862,107
CNP Assurances SA	352,600	5,062,614
Credit Agricole SA*	468,200	4,029,696
Electricite de France SA	180,400	4,186,447
LVMH Moet Hennessy Louis Vuitton SA	145,357	23,599,225
Publicis Groupe SA	259,600	18,488,391
Renault SA	95,000	6,398,930
Sanofi	113,400	11,723,294
SCOR SE	193,000	5,923,606
Societe Generale SA	122,500	4,215,876
Thales SA	241,700	11,278,606
Total SA	296,400	14,477,044
Valeo SA	113,400	7,115,707
Vivendi SA	630,500	11,948,931

		194,961,685

Germany — 10.0%
Adidas AG	197,773	21,378,918
Allianz SE	136,438	19,914,564
Aurubis AG	42,600	2,283,715
BASF SE	107,800	9,615,015
Bayer AG	50,800	5,408,679
Continental AG	42,000	5,598,952
Daimler AG	205,000	12,375,557
Deutsche Bank AG	597,660	25,061,447
Deutsche Post AG	270,600	6,715,725
E.ON SE	325,700	5,337,759
Freenet AG*	319,300	6,962,116
Fresenius Medical Care AG & Co. KGaA	294,244	20,856,261
Gildemeister AG	163,500	3,634,936
Hannover Rueckversicherung AG	50,500	3,631,294
Lanxess AG	53,400	3,215,848
Metro AG	101,900	3,219,817
Muenchener Rueckversicherungs AG	38,700	7,109,644
Rheinmetall AG	139,700	6,497,918
RWE AG	127,500	4,064,427
SAP AG	247,768	18,092,675
Siemens AG	119,101	12,060,524
Volkswagen AG	71,400	13,881,881

		216,917,672

Hong Kong — 3.4%
AIA Group Ltd.	4,484,158	18,891,762
Cheung Kong Holdings Ltd.	386,000	5,204,989
CNOOC Ltd.	8,276,240	13,862,020

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Dah Sing Financial Holdings Ltd.	482,400	$1,930,141
First Pacific Co. Ltd.	4,043,000	4,321,939
Hong Kong Exchanges & Clearing Ltd.	1,062,182	15,953,314
Kingboard Chemical Holdings Ltd.	1,516,800	3,114,777
Shougang Fushan Resources Group Ltd.	11,184,000	4,318,797
Yue Yuen Industrial Holdings Ltd.	2,331,500	6,025,233

		73,622,972

Ireland — 1.1%
Accenture PLC (Class A Stock)	166,943	12,013,218
Beazley PLC(g)	1,403,454	4,919,110
Permanent TSB Group Holdings PLC*	206,800	7,079
Smurfit Kappa Group PLC	415,300	6,926,439

		23,865,846

Israel — 0.6%
Bank Hapoalim BM*	811,200	3,660,936
Elbit Systems Ltd., (NASDAQ GS)	400	16,832
Elbit Systems Ltd., (TASE)(g)	110,800	4,654,128
Teva Pharmaceutical Industries Ltd.	120,100	4,700,448

		13,032,344

Italy — 1.5%
Banco Popolare Scarl*	87,100	102,369
Danieli & C Officine Meccaniche SpA(a)(g)	128,200	2,991,003
Enel SpA	1,823,700	5,722,683
Eni SpA	407,000	8,353,212
Finmeccanica SpA*(a)	840,600	4,205,471
Parmalat SpA	463,400	1,448,199
Saipem SpA	341,602	5,544,536
Telecom Italia SpA	4,892,900	3,410,344

		31,777,817

Japan — 20.0%
Aoyama Trading Co. Ltd.	144,900	3,855,340
Aozora Bank Ltd.	2,320,000	7,245,532
Asahi Kasei Corp.	644,000	4,249,195
Autobacs Seven Co. Ltd.	300,000	4,563,727
Bank of Yokohama Ltd. (The)	915,000	4,720,166
Bridgestone Corp.	404,407	13,790,369
Calsonic Kansei Corp.	631,000	2,627,793
Coca-Cola West Co. Ltd.	370,600	6,572,062
Daihatsu Motor Co. Ltd.	374,000	7,083,840
FANUC Corp.	74,767	10,820,797
Fukuoka Financial Group, Inc.	814,000	3,462,077
Fuyo General Lease Co. Ltd.	116,500	4,349,953
Heiwa Corp.	176,300	3,089,717
Hitachi Capital Corp.	179,000	3,537,371
Idemitsu Kosan Co. Ltd.	72,900	5,588,292
Japan Exchange Group, Inc.	33,690	3,402,923
JX Holdings, Inc.	425,200	2,053,040
KDDI Corp.	549,810	28,630,505
Keihin Corp.	112,300	1,710,749
Keiyo Bank Ltd. (The)(g)	756,000	3,810,136
Komatsu Ltd.	753,797	17,361,406
K’s Holdings Corp.	131,500	4,166,464
Kubota Corp.	760,098	11,061,987
KYORIN Holdings, Inc.	156,900	3,607,799
Kyowa Exeo Corp.	426,900	4,795,343
Marubeni Corp.	1,142,000	7,632,390
Mitsubishi Corp.	418,200	7,144,404

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	6,468,817	$39,950,572
Mitsui & Co. Ltd.	763,700	9,576,957
Mizuho Financial Group, Inc.	4,462,300	9,266,829
Morinaga Milk Industry Co. Ltd.	901,000	2,631,561
Namco Bandai Holdings, Inc.	275,400	4,463,533
Nichii Gakkan Co.	285,400	2,463,048
Nippon Electric Glass Co. Ltd.	334,000	1,625,872
Nippon Shokubai Co. Ltd.	294,000	3,007,277
Nippon Telegraph & Telephone Corp.	242,000	12,613,255
Nishi-Nippon City Bank Ltd. (The)	1,487,000	3,877,541
Nissan Motor Co. Ltd.	728,300	7,299,467
NOF Corp.	689,000	3,861,543
NTT DoCoMo, Inc.	6,600	10,267,654
Otsuka Holdings Co. Ltd.	265,900	8,779,737
Rengo Co. Ltd.	399,000	1,914,694
Resona Holdings, Inc.	1,224,700	5,964,529
Sankyo Co. Ltd.	49,300	2,329,595
Sankyu, Inc.	812,000	3,059,605
Seino Holdings Co. Ltd.	615,000	5,397,426
Shimachu Co. Ltd.	218,000	5,360,457
Shizuoka Gas Co. Ltd.(g)	383,800	2,729,567
Softbank Corp.	240,693	14,010,729
Sumitomo Corp.	633,700	7,898,180
Sumitomo Mitsui Financial Group, Inc.	235,200	10,765,821
Sumitomo Mitsui Trust Holdings, Inc.	2,806,085	13,092,794
Toagosei Co. Ltd.(g)	1,249,000	5,024,336
Toho Holdings Co. Ltd.	123,300	2,040,878
Toppan Forms Co. Ltd.	291,200	2,524,498
Toyota Motor Corp.	498,095	30,044,017
Tsuruha Holdings, Inc.	59,800	5,652,383
UNY Group Holdings Co. Ltd.	659,500	4,435,393
West Japan Railway Co.	121,700	5,161,332
Yokohama Rubber Co. Ltd. (The)	649,000	6,516,768

		434,541,225

Luxembourg — 0.1%
Oriflame Cosmetics SA, SDR(a)	96,500	3,055,445

Mexico — 0.6%
Wal-Mart de Mexico SAB de CV (Class V Stock)	4,564,920	12,795,565

Netherlands — 3.9%
Aegon NV	723,500	4,853,978
ASML Holding NV	231,166	18,248,325
ING Groep NV, CVA*	773,712	7,066,215
Koninklijke Ahold NV	777,400	11,562,178
Koninklijke KPN NV	431,300	894,855
Nutreco NV	101,800	4,310,828
Royal Dutch Shell PLC (Class B Stock)	882,800	29,237,581
Yandex NV (Class A Stock)*	337,644	9,329,104

		85,503,064

New Zealand — 0.1%
Air New Zealand Ltd.(g)	1,857,800	2,129,644

Norway — 1.4%
DNB ASA	440,200	6,385,831
Olsen Fred Energy ASA	116,565	4,615,950
Statoil ASA	371,500	7,674,473
Vard Holdings Ltd.	4,553,000	3,894,117

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Norway (continued)
Yara International ASA	208,000	$8,294,842

		30,865,213

Portugal — 0.2%
EDP – Energias de Portugal SA	1,687,400	5,443,120

Singapore — 0.6%
DBS Group Holdings Ltd.	456,000	5,548,563
Golden Agri-Resources Ltd.	10,355,900	4,559,031
Hong Leong Asia Ltd.(g)	1,721,000	2,098,102

		12,205,696

South Korea — 0.7%
Samsung Electronics Co. Ltd.	13,086	15,295,234

Spain — 1.8%
Amadeus IT Holding SA (Class A Stock)	201,914	6,462,258
Banco Bilbao Vizcaya Argentaria SA	504,100	4,236,365
Banco Santander SA	979,770	6,269,756
Gas Natural SDG SA	482,650	9,724,166
Red Electrica Corp. SA	93,000	5,113,796
Repsol SA	364,500	7,692,723

		39,499,064

Sweden — 1.9%
Boliden AB	307,300	3,809,077
Hennes & Mauritz AB (Class B Stock)	464,525	15,283,515
NCC AB (Class B Stock)	254,000	5,781,281
Nordea Bank AB	700,400	7,821,555
Swedbank AB (Class A Stock)	363,900	8,334,967

		41,030,395

Switzerland — 7.7%
Baloise Holding AG	99,700	9,683,381
Bucher Industries AG(g)	22,800	5,454,957
Credit Suisse Group AG*	367,346	9,725,149
Georg Fischer AG*	10,800	4,755,767
Helvetia Holding AG	11,600	4,681,275
Julius Baer Group Ltd.*	278,062	10,852,316
Logitech International SA*(a)	406,200	2,799,600
Lonza Group AG*	53,000	3,982,288
Nestle SA	146,966	9,643,968
Novartis AG	450,877	31,935,865
OC Oerlikon Corp. AG*	323,000	3,826,710
Roche Holding AG	88,925	22,070,949
Swatch Group AG (The)	10,287	5,619,161
Swiss Life Holding AG*	42,500	6,898,693
Swiss Re AG*	140,900	10,483,087
Syngenta AG	37,316	14,551,703
Zurich Insurance Group AG*	37,800	9,798,107

		166,762,976

United Kingdom — 18.5%
Alent PLC*	476,600	2,364,504
AMEC PLC	272,600	4,169,224
ARM Holdings PLC	423,192	5,119,417
AstraZeneca PLC	386,000	18,249,743
Aviva PLC	935,300	4,820,703
BAE Systems PLC	1,995,000	11,617,923
Barclays PLC	1,919,100	8,173,005
Berendsen PLC(g)	243,100	2,749,857
BP PLC	3,226,200	22,389,788

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
British American Tobacco PLC	314,532	$16,132,309
BT Group PLC	2,459,100	11,544,934
Burberry Group PLC	473,186	9,734,672
Cable & Wireless Communications PLC	6,364,000	3,961,577
Carillion PLC	876,800	3,684,055
Carnival PLC	389,011	13,522,043
Centrica PLC	758,000	4,146,068
Dairy Crest Group PLC	336,900	2,327,577
Darty PLC(g)	1,314,300	1,152,883
Debenhams PLC	2,792,100	4,049,450
GlaxoSmithKline PLC	198,300	4,956,782
Go-Ahead Group PLC(g)	148,200	3,340,183
HSBC Holdings PLC	1,907,219	19,768,842
Intermediate Capital Group PLC	1,408,800	9,318,007
J Sainsbury PLC	1,907,300	10,308,729
Kazakhmys PLC	205,700	811,926
Kingfisher PLC	3,624,517	18,897,676
Legal & General Group PLC	1,571,800	4,096,690
Marks & Spencer Group PLC	857,200	5,608,891
Marston’s PLC	1,332,800	2,845,474
Micro Focus International PLC	256,900	2,768,819
Mondi PLC	535,400	6,666,085
Old Mutual PLC	1,561,200	4,285,690
Pace PLC(g)	1,536,215	5,652,041
Pearson PLC	597,760	10,630,806
Premier Foods PLC*	85,414	77,430
Reckitt Benckiser Group PLC	332,573	23,525,195
Rolls-Royce Holdings PLC*	927,190	15,964,812
Royal Bank of Scotland Group PLC*	1,231,136	5,108,975
RSA Insurance Group PLC	2,876,800	5,219,107
SABMiller PLC	262,476	12,584,059
Standard Chartered PLC	821,309	17,831,042
Tesco PLC	1,880,600	9,470,412
Tullett Prebon PLC	429,200	2,082,990
Tullow Oil PLC	548,761	8,353,738
Vesuvius PLC	476,600	2,670,413
Vodafone Group PLC	5,887,400	16,871,491
WM Morrison Supermarkets PLC	2,617,400	10,418,492
WPP PLC	677,792	11,585,448

		401,629,977

United States — 2.2%
Boart Longyear Ltd.(a)	2,407,100	1,485,959
Liberty Global PLC (Class A Stock)*	137,100	10,156,368
Schlumberger Ltd.	289,610	20,753,453
Yum! Brands, Inc.	237,890	16,495,293

		48,891,073

TOTAL COMMON STOCKS (cost $2,097,287,666)		2,118,052,039

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

PREFERRED STOCKS — 0.6%	Shares	Value (Note 2)
Brazil — 0.6%
Itau Unibanco Holding SA, ADR (PRFC)	955,378	12,343,484

United Kingdom
Rolls-Royce Holdings PLC, (PRFC C)*(g)	110,335,610	167,816

TOTAL PREFERRED STOCKS (cost $16,341,415)		12,511,300

TOTAL LONG-TERM INVESTMENTS (cost $2,113,629,081)		2,130,563,339

SHORT-TERM INVESTMENT — 2.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $51,915,196; includes $34,199,398 of cash collateral received for securities on loan)(b)(w)(Note 4)	51,915,196	51,915,196

TOTAL INVESTMENTS — 100.5% (cost $2,165,544,277)		2,182,478,535
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (0.5)%		(10,405,187)

NET ASSETS — 100.0%		$2,172,073,348

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
NASDAQ GS	National Association for Securities Dealers Global Markets, U.S.
PRFC	Preference Shares
SDR	Special Drawing Rights
TASE	Tel Aviv Stock Exchange
EUR	Euro
JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,816,105; cash collateral of $34,199,398 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 10/29/13	State Street Bank	EUR	16,518	$21,805,611	$21,513,757	$(291,854)
Japanese Yen,
Expiring 07/08/13	State Street Bank	JPY	12,634,719	127,262,203	127,396,682	134,479
Expiring 07/08/13	State Street Bank	JPY	990,392	9,984,257	9,986,190	1,933

				$159,052,071	$158,896,629	$(155,442)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 10/29/13	State Street Bank	EUR	63,750	$83,000,984	$83,029,134	$(28,150)
Japanese Yen,
Expiring 07/08/13	State Street Bank	JPY	3,316,833	37,856,731	33,443,837	4,412,894
Expiring 07/08/13	State Street Bank	JPY	3,107,705	31,464,371	31,335,184	129,187
Expiring 07/08/13	State Street Bank	JPY	2,531,902	26,000,922	25,529,332	471,590
Expiring 07/08/13	State Street Bank	JPY	2,184,506	21,374,356	22,026,517	(652,161)
Expiring 07/08/13	State Street Bank	JPY	1,255,140	13,083,236	12,655,660	427,576
Expiring 07/08/13	State Street Bank	JPY	1,068,222	10,506,131	10,770,955	(264,824)
Expiring 07/08/13	State Street Bank	JPY	160,803	1,615,464	1,621,388	(5,924)
Expiring 01/06/14	State Street Bank	JPY	10,539,562	106,285,230	106,425,207	(139,977)

				$331,187,425	$326,837,214	$4,350,211

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$6,724,224	$—	$—
Australia	—	64,735,958	—
Austria	—	16,375,959	—
Belgium	1,105,511	9,947,171	—
Bermuda	—	1,645,925	—
Brazil	20,253,511	—	—
Canada	58,895,540	—	—
Cayman Islands	4,820,645	—	—
China	14,665,290	30,156,427	—
Denmark	2,133,143	29,511,444	—
Finland	—	3,255,264	—
France	1,862,107	193,099,578	—
Germany	—	216,917,672	—
Hong Kong	—	73,622,972	—
Ireland	12,020,297	11,845,549	—
Israel	16,832	13,015,512	—
Italy	—	31,777,817	—
Japan	—	434,541,225	—
Luxembourg	—	3,055,445	—
Mexico	12,795,565	—	—
Netherlands	9,329,104	76,173,960	—
New Zealand	—	2,129,644	—
Norway	—	30,865,213	—
Portugal	—	5,443,120	—
Singapore	—	12,205,696	—
South Korea	—	15,295,234	—
Spain	—	39,499,064	—
Sweden	—	41,030,395	—
Switzerland	2,799,600	163,963,376	—
United Kingdom	5,652,041	395,977,936	—
United States	48,891,073	—	—
Preferred Stocks:
Brazil	12,343,484	—	—
United Kingdom	—	167,816	—
Affiliated Money Market Mutual Fund	51,915,196	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	4,194,769	—

Total	$266,223,163	$1,920,450,141	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/12 was $1,856,150,007 which was a result of valuing investments using third-party vendor modeling tools. An amount of $6,647,599 was transferred from Level 2 into Level 1 at 06/30/2013 as a result of using quoted prices in active market for such foreign securities. An amount of $7,425,183 was transferred from Level 1 into Level 2 at 06/30/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Banks	13.7%
Oil & Gas	8.7
Pharmaceuticals	6.8
Insurance	6.7
Retail	5.9
Telecommunications	5.4
Chemicals	4.5
Food	3.6
Auto Manufacturers	3.5
Apparel	2.9
Auto Parts & Equipment	2.8
Aerospace/Defense	2.7
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	2.4
Diversified Financial Services	2.2
Transportation	2.1
Computer Services & Software	1.8
Semiconductors	1.8
Internet	1.6
Distribution/Wholesale	1.5
Diversified Machinery	1.5
Advertising	1.4
Electric	1.4
Mining	1.3
Household Products/Wares	1.1
Engineering & Construction	1.1
Beverages	1.0
Healthcare Services	1.0

Media	1.0%
Agriculture	0.9
Miscellaneous Manufacturing	0.9
Machinery – Construction & Mining	0.8
Machinery & Equipment	0.6
Real Estate	0.6
Forest & Paper Products	0.6
Hotels, Restaurants & Leisure	0.6
Cosmetics/Personal Care	0.5
Commercial Services	0.4
Holding Companies – Diversified	0.3
Software	0.3
Home Furnishings	0.3
Financial – Bank & Trust	0.3
Entertainment	0.2
Toys	0.2
Coal	0.2
Telecommunication Services	0.2
Building Materials	0.2
Shipbuilding	0.2
Hand/Machine Tools	0.2
Real Estate Management & Development	0.1
Metal Fabricate/Hardware	0.1
Airlines	0.1
Containers & Packaging	0.1
Electronics	0.1
Trading Companies & Distributors	0.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$5,577,659	Unrealized depreciation on foreign currency forward contracts	$1,382,890

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$(383,849)	$(383,849)
Equity contracts	(1,560,619)	—	(1,560,619)

Total	$(1,560,619)	$(383,849)	$(1,944,468)

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$4,859,431	$4,859,431
Equity contracts	6,893	—	6,893

Total	$6,893	$4,859,431	$4,866,324

For the six months ended June 30, 2013, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $62,671,165 and the average value at settlement date receivable for foreign currency exchange sale contracts was $175,385,109.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$32,816,105	$—	$—	$32,816,105
Over-the-counter derivatives	5,577,659	—	—	5,577,659

				38,393,764

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Over-the-counter derivatives	(1,382,890)	—	—	(1,382,890)

Collateral Amount Pledged/(Received):
Securities on loan				(32,816,105)
Over-the-counter derivatives				—

Net Amount				$4,194,769

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $32,816,105:
Unaffiliated investments (cost $2,113,629,081)	$2,130,563,339
Affiliated investments (cost $51,915,196)	51,915,196
Foreign currency, at value (cost $2,868,086)	2,849,276
Tax reclaim receivable	11,004,268
Receivable for investments sold	9,407,699
Dividends receivable	7,082,400
Unrealized appreciation on foreign currency forward contracts	5,577,659
Receivable for fund share sold	556,023
Prepaid expenses	1,683

Total Assets	2,218,957,543

LIABILITIES:
Payable to broker for collateral for securities on loan	34,199,398
Loan payable	7,956,000
Payable for investments purchased	1,740,349
Unrealized depreciation on foreign currency forward contracts	1,382,890
Advisory fees payable	807,333
Accrued expenses and other liabilities	415,552
Payable for fund share repurchased	358,682
Distribution fee payable	23,574
Affiliated transfer agent fee payable	417

Total Liabilities	46,884,195

NET ASSETS	$2,172,073,348

Net assets were comprised of:
Paid-in capital	$2,191,566,029
Retained earnings	(19,492,681)

Net assets, June 30, 2013	$2,172,073,348

Net asset value and redemption price per share, $2,172,073,348 / 139,331,601 outstanding shares of beneficial interest	$15.59

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $3,570,900 foreign withholding tax)	$48,995,593
Affiliated income from securities lending, net	190,325
Affiliated dividend income	73,225

49,259,143

EXPENSES
Advisory fees	11,547,305
Distribution fee	823,186
Custodian and accounting fees	441,000
Shareholder servicing fees and expenses	359,121
Commitment fee on syndicated credit agreement	17,000
Trustees’ fees	15,000
Audit fee	12,000
Insurance expenses	10,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Loan interest expense (Note 7)	2,270
Shareholders’ reports	2,000
Miscellaneous	26,082

Total expenses	13,266,964
Less: shareholder servicing fee waiver	(115,772)

Net expenses	13,151,192

NET INVESTMENT INCOME	36,107,951

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	71,908,277
Foreign currency transactions	(1,206,628)

70,701,649

Net change in unrealized appreciation (depreciation) on:	(68,939,123)
Investments (net of change in foreign capital gains taxes $(32,933))
Foreign currencies	4,623,098

(64,316,025)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	6,385,624

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,493,575

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$36,107,951	$45,105,654
Net realized gain (loss) on investment and foreign currency transactions	70,701,649	(18,958,126)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(64,316,025)	252,084,672

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	42,493,575	278,232,200

DISTRIBUTIONS	—	(47,033,538)

FUND SHARE TRANSACTIONS:
Fund share sold [25,230,293 and 73,769,844 shares, respectively]	400,010,280	1,057,406,949
Fund share issued in reinvestment of distributions [0 and 3,634,740 shares, respectively]	—	47,033,538
Fund share repurchased [31,713,760 and 53,326,447 shares, respectively]	(509,991,868)	(745,185,874)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(109,981,588)	359,254,613

CAPITAL CONTRIBUTIONS (NOTE 4)
Proceeds from regulatory settlement	—	621,794

TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,488,013)	591,075,069
NET ASSETS:
Beginning of period	2,239,561,361	1,648,486,292

End of period	$2,172,073,348	$2,239,561,361

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS — 95.5%	Shares	Value (Note 2)
Australia — 1.9%
BHP Billiton Ltd.	180,999	$5,209,681
Rio Tinto Ltd.	43,963	2,106,949

		7,316,630

Belgium — 1.3%
Anheuser-Busch InBev NV	55,300	4,978,809

Canada
Nortel Networks Corp.*(g)	2,492	18

Cayman Islands — 0.3%
Belle International Holdings Ltd.	932,000	1,274,118

China — 2.8%
China Construction Bank Corp. (Class H Stock)	4,269,000	2,999,906
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,807,145	3,012,792
Ping An Insurance (Group) Co. of China Ltd. (Class H Stock)	348,000	2,323,141
Sands China Ltd.	449,600	2,101,011

		10,436,850

France — 12.7%
Accor SA	96,736	3,400,323
AXA SA	235,488	4,642,082
BNP Paribas SA	64,393	3,525,179
Essilor International SA	9,760	1,039,804
Groupe FNAC SA*	2,850	60,468
Imerys SA	33,302	2,044,715
Kering	20,842	4,241,057
Lafarge SA	60,244	3,699,147
LVMH Moet Hennessy Louis Vuitton SA	24,751	4,018,413
Pernod-Ricard SA	27,507	3,053,095
Sanofi	48,773	5,042,154
Schneider Electric SA	46,256	3,359,403
Technip SA	36,100	3,668,905
Total SA	129,941	6,346,699

		48,141,444

Germany — 6.8%
Allianz SE	36,590	5,340,696
Bayer AG	47,210	5,026,451
Fresenius Medical Care AG & Co. KGaA	35,430	2,511,308
Linde AG	16,155	3,010,427
SAP AG	81,296	5,936,449
Siemens AG	40,202	4,070,975

		25,896,306

Hong Kong — 3.4%
Cheung Kong Holdings Ltd.	469,000	6,324,197
CNOOC Ltd.	1,826,000	3,058,400
Hang Lung Properties Ltd.	1,014,000	3,512,322

		12,894,919

Indonesia — 0.4%
Astra International Tbk PT	2,055,000	1,444,634

Israel — 0.8%
Teva Pharmaceutical Industries Ltd., ADR	78,820	3,089,744

Japan — 19.1%
Astellas Pharma, Inc.	75,900	4,123,200

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Canon, Inc.	82,250	$2,695,603
Daikin Industries Ltd.	79,400	3,209,332
East Japan Railway Co.	56,700	4,413,105
FANUC Corp.	23,400	3,386,610
Honda Motor Co. Ltd.	170,400	6,330,263
Japan Tobacco, Inc.	174,900	6,173,542
Komatsu Ltd.	179,200	4,127,323
Kubota Corp.	349,000	5,079,126
Makita Corp.	77,500	4,166,578
Mitsubishi Corp.	192,200	3,283,487
Nidec Corp.(a)	34,800	2,434,684
Nitto Denko Corp.	30,800	1,975,378
Shin-Etsu Chemical Co. Ltd.	60,500	4,004,210
SMC Corp.	20,623	4,134,408
Sumitomo Corp.	248,200	3,093,464
Toyota Motor Corp.	137,000	8,263,545
Yahoo! Japan Corp.	3,345	1,647,128

		72,540,986

Netherlands — 4.8%
Akzo Nobel NV	59,580	3,361,846
ASML Holding NV	14,852	1,172,422
ING Groep NV, CVA*	450,897	4,120,766
Royal Dutch Shell PLC (Class A Stock)	304,734	9,737,368

		18,392,402

South Korea — 1.4%
Hyundai Mobis	7,600	1,809,353
Samsung Electronics Co. Ltd., GDR	5,740	3,372,480

		5,181,833

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	324,140	2,724,013

Sweden — 0.7%
Atlas Copco AB (Class A Stock)	105,500	2,542,743

Switzerland — 14.1%
ABB Ltd.*	173,597	3,760,451
Compagnie Financiere Richemont SA (Class A Stock)	32,290	2,847,600
Credit Suisse Group AG*	174,919	4,630,820
Glencore International PLC	722,599	2,991,203
Holcim Ltd.*	43,434	3,023,280
Nestle SA	128,847	8,454,992
Novartis AG	112,252	7,950,871
Roche Holding AG	33,880	8,408,926
SGS SA	527	1,131,428
UBS AG*	308,121	5,229,996
Zurich Insurance Group AG*	19,540	5,064,947

		53,494,514

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	144,904	2,654,641

United Kingdom — 23.6%
Aggreko PLC	82,400	2,059,558
Barclays PLC	1,316,720	5,607,607
BG Group PLC	441,256	7,498,775
BHP Billiton PLC	99,545	2,538,197
British American Tobacco PLC	100,927	5,176,534
Burberry Group PLC	172,866	3,556,305

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Centrica PLC	465,704	$2,547,283
GlaxoSmithKline PLC	158,392	3,959,227
HSBC Holdings PLC	1,015,391	10,524,803
Imperial Tobacco Group PLC	102,800	3,564,572
Marks & Spencer Group PLC	431,790	2,825,318
Meggitt PLC	297,090	2,340,693
Prudential PLC	296,992	4,847,763
Rio Tinto PLC	83,526	3,396,935
Standard Chartered PLC	326,868	7,096,473
Tesco PLC	702,203	3,536,186
Tullow Oil PLC	136,285	2,074,654
Unilever PLC	111,859	4,528,324
Vodafone Group PLC	2,399,060	6,874,974
WPP PLC	291,482	4,982,280

		89,536,461

TOTAL COMMON STOCKS (cost $336,768,030)		362,541,065

PREFERRED STOCKS — 2.0%
Germany
Henkel AG & Co. KGaA (PRFC)	28,215	2,649,649
Volkswagen AG (PRFC)	25,275	5,105,109

TOTAL PREFERRED STOCKS (cost $6,287,897)		7,754,758

RIGHTS*	Units
France
Groupe FNAC SA, expiring 07/30/13 (cost $7)	2	5

TOTAL LONG-TERM INVESTMENTS (cost $343,055,934)		370,295,828

SHORT-TERM INVESTMENT — 1.2%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,577,626; includes $4,577,493 of cash collateral for securities on loan)(b)(w)(Note 4)	4,577,626	$4,577,626

TOTAL INVESTMENTS — 98.7% (cost $347,633,560)		374,873,454
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		4,882,863

NET ASSETS — 100.0%		$379,756,317

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GDR	Global Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,468,055; cash collateral of $4,577,493 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$7,316,630	$—
Belgium	—	4,978,809	—
Canada	18	—	—
Cayman Islands	—	1,274,118	—
China	—	10,436,850	—
France	60,468	48,080,976	—
Germany	—	25,896,306	—
Hong Kong	—	12,894,919	—
Indonesia	—	1,444,634	—
Israel	3,089,744	—	—
Japan	—	72,540,986	—
Netherlands	—	18,392,402	—
South Korea	3,372,480	1,809,353	—
Spain	—	2,724,013	—
Sweden	—	2,542,743	—
Switzerland	—	53,494,514	—
Taiwan	2,654,641	—	—
United Kingdom	—	89,536,461	—
Preferred Stocks:
Germany	—	7,754,758	—
Rights - Spain	5	—	—
Affiliated Money Market Mutual Fund	4,577,626	—	—

Total	$13,754,982	$361,118,472	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Financials	22.0%
Consumer Discretionary	16.5
Industrials	13.3
Healthcare	10.8
Materials	9.8
Consumer Staples	9.5
Energy	8.5
Information Technology	4.6
Telecommunications Service	1.8
Affiliated Money Market Mutual Fund (1.2% represents investments purchased with collateral from securities on loan)	1.2
Utilities	0.7

98.7
Other assets in excess of liabilities	1.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments in the reporting period. The primary type of risk associated with these derivative instruments was equity risk. The effects of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

Far value of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$5	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights
Equity contracts	$(2)

For the six months ended June 30, 2013, the Portfolio did not have any realized gain (loss) on derivatives recognized in income.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$4,468,055	$—	$—	$4,468,055

Collateral Amount Pledged/(Received):
Securities on loan				(4,468,055)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $4,468,055:
Unaffiliated investments (cost $343,055,934)	$370,295,828
Affiliated investments (cost $4,577,626)	4,577,626
Receivable for investments sold	13,063,872
Tax reclaim receivable	2,201,117
Dividends receivable	1,468,237
Receivable for fund share sold	514,198
Prepaid expenses	4,698

Total Assets	392,125,576

LIABILITIES:
Payable to broker for collateral for securities on loan	4,577,493
Loan payable	4,350,000
Payable for investments purchased	2,944,584
Payable to custodian	230,227
Advisory fees payable	142,705
Accrued expenses and other liabilities	107,392
Foreign withheld taxes payable	12,392
Distribution fee payable	4,049
Affiliated transfer agent fee payable	417

Total Liabilities	12,369,259

NET ASSETS	$379,756,317

Net assets were comprised of:
Paid-in capital	$352,642,101
Retained earnings	27,114,216

Net assets, June 30, 2013	$379,756,317

Net asset value and redemption price per share, $379,756,317 / 17,101,084 outstanding shares of beneficial interest	$22.21

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $535,856 foreign withholding tax)	$8,348,529
Affiliated dividend income	9,365
Affiliated income from securities lending, net	2,623

8,360,517

EXPENSES
Advisory fees	1,799,531
Distribution fee	145,341
Custodian and accounting fees	91,000
Shareholder servicing fees and expenses	62,006
Insurance expenses	13,000
Audit fee	11,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	3,000
Loan interest expense (Note 7)	2,931
Miscellaneous	9,946

Total expenses	2,157,755
Less: shareholder servicing fee waiver	(3,360)

Net expenses	2,154,395

NET INVESTMENT INCOME	6,206,122

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	4,170,052
Foreign currency transactions	(10)

4,170,042

Net change in unrealized appreciation (depreciation) on:
Investments	(10,781,414)
Foreign currencies	(53,340)

(10,834,754)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(6,664,712)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(458,590)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,206,122	$7,038,957
Net realized gain on investment and foreign currency transactions	4,170,042	1,854,059
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,834,754)	54,153,843

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(458,590)	63,046,859

DISTRIBUTIONS	—	(6,097,845)

FUND SHARE TRANSACTIONS:
Fund share sold [1,761,758 and 7,628,243 shares, respectively]	40,045,368	152,986,014
Fund share issued in reinvestment of distributions [0 and 331,765 shares, respectively]	—	6,097,845
Fund share repurchased [2,330,514 and 5,264,753 shares, respectively]	(52,152,814)	(103,787,489)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(12,107,446)	55,296,370

CAPITAL CONTRIBUTIONS (NOTE 4)
Proceeds from regulatory settlement	—	1,330,690

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,566,036)	113,576,074
NET ASSETS:
Beginning of period	392,322,353	278,746,279

End of period	$379,756,317	$392,322,353

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 99.6%	Shares	Value (Note 2)
Aerospace & Defense — 6.1%
Boeing Co. (The)	134,813	$13,810,244
Precision Castparts Corp.	63,637	14,382,598
Rolls-Royce Holdings PLC (United Kingdom)*	242,381	4,173,435
United Technologies Corp.	115,664	10,749,812

		43,116,089

Beverages — 1.8%
Diageo PLC (United Kingdom)	276,859	7,939,342
Monster Beverage Corp.*(a)	82,297	5,001,189

		12,940,531

Biotechnology — 8.7%
Alexion Pharmaceuticals, Inc.*	119,016	10,978,036
Biogen Idec, Inc.*	73,510	15,819,351
Celgene Corp.*	62,263	7,279,167
Gilead Sciences, Inc.*(a)	260,494	13,339,898
Vertex Pharmaceuticals, Inc.*	178,654	14,269,095

		61,685,547

Capital Markets — 2.6%
Goldman Sachs Group, Inc. (The)	69,634	10,532,142
Morgan Stanley	329,506	8,049,832

		18,581,974

Chemicals — 2.6%
Monsanto Co.	187,217	18,497,040

Computers & Peripherals — 4.2%
Apple, Inc.	57,217	22,662,509
EMC Corp.	305,551	7,217,115

		29,879,624

Energy Equipment & Services — 1.4%
FMC Technologies, Inc.*	115,495	6,430,762
Schlumberger Ltd.	48,971	3,509,262

		9,940,024

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	132,777	14,681,153
Whole Foods Market, Inc.	235,312	12,113,862

		26,795,015

Food Products — 1.6%
Mondelez International, Inc. (Class A Stock)	400,240	11,418,847

Healthcare Equipment & Supplies — 2.9%
Abbott Laboratories	276,578	9,647,041
Cie Generale d’Optique Essilor International SA (France)	33,120	3,528,516
Intuitive Surgical, Inc.*	14,408	7,298,805

		20,474,362

Healthcare Providers & Services — 2.0%
Express Scripts Holding Co.*	110,486	6,815,881
UnitedHealth Group, Inc.	109,875	7,194,614

		14,010,495

Hotels, Restaurants & Leisure — 3.8%
Chipotle Mexican Grill, Inc.*	22,757	8,291,513

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Dunkin’ Brands Group, Inc.	234,736	$10,051,396
Starbucks Corp.	135,401	8,867,411

		27,210,320

Internet & Catalog Retail — 6.7%
Amazon.com, Inc.*	91,334	25,362,538
Netflix, Inc.*	15,835	3,342,610
priceline.com, Inc.*	23,360	19,321,757

		48,026,905

Internet Software & Services — 9.4%
eBay, Inc.*	185,479	9,592,974
Facebook, Inc. (Class A Stock)*	330,481	8,215,758
Google, Inc. (Class A Stock)*	34,944	30,763,649
LinkedIn Corp. (Class A Stock)*	84,359	15,041,210
Rackspace Hosting, Inc.*(a)	90,068	3,412,677

		67,026,268

IT Services — 7.1%
International Business Machines Corp.	41,178	7,869,528
MasterCard, Inc. (Class A Stock)	44,586	25,614,656
Visa, Inc. (Class A Stock)	92,351	16,877,145

		50,361,329

Life Sciences Tools & Services — 1.5%
Illumina, Inc.*(a)	144,346	10,802,855

Media — 3.1%
Discovery Communications, Inc. (Class A Stock)*(a)	94,197	7,272,950
Walt Disney Co. (The)	229,508	14,493,430

		21,766,380

Oil, Gas & Consumable Fuels — 2.2%
Concho Resources, Inc.*	98,815	8,272,792
EOG Resources, Inc.	53,719	7,073,718

		15,346,510

Personal Products — 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	200,441	13,183,005

Pharmaceuticals — 4.9%
Allergan, Inc.	94,200	7,935,407
Bristol-Myers Squibb Co.	146,692	6,555,665
Novo Nordisk A/S (Denmark), ADR	92,482	14,331,936
Perrigo Co.	47,454	5,741,933

		34,564,941

Real Estate Investment Trusts — 0.9%
American Tower Corp.	89,083	6,518,203

Road & Rail — 3.1%
Canadian Pacific Railway Ltd (Canada)	42,568	5,166,904
Kansas City Southern	47,718	5,056,199
Union Pacific Corp.	75,249	11,609,416

		21,832,519

Semiconductors & Semiconductor Equipment — 2.3%
ARM Holdings PLC (United Kingdom), ADR(a)	197,454	7,143,886

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Avago Technologies Ltd.	116,969	$4,372,301
Broadcom Corp. (Class A Stock)	150,349	5,075,782

		16,591,969

Software — 5.7%
Red Hat, Inc.*	228,641	10,933,614
Salesforce.com, Inc.*(a)	278,004	10,614,193
Splunk, Inc.*	110,119	5,105,117
Tableau Software, Inc. (Class A Stock)	2,818	156,174
VMware, Inc. (Class A Stock)*(a)	120,432	8,067,740
Workday, Inc. (Class A Stock)	91,263	5,849,046

		40,725,884

Specialty Retail — 4.4%
Inditex SA (Spain)	117,465	14,488,678
TJX Cos., Inc.	331,288	16,584,277

		31,072,955

Textiles, Apparel & Luxury Goods — 4.4%
Lululemon Athletica, Inc.*(a)	56,643	3,711,249
NIKE, Inc. (Class B Stock)	248,076	15,797,480
Ralph Lauren Corp.	68,393	11,882,600

		31,391,329

Wireless Telecommunication Services — 0.6%
Crown Castle International Corp.*	59,435	4,302,500

TOTAL COMMON STOCKS (cost 462,116,733)		708,063,420

PREFERRED STOCK
Aerospace & Defense	50,129,107	76,244
Rolls-Royce Holdings PLC, (PRFC C) (United Kingdom)* (cost $74,908)

TOTAL LONG-TERM INVESTMENTS (cost $462,191,641)		708,139,664

SHORT-TERM INVESTMENT — 8.1%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $57,272,555; includes $53,184,167 of cash collateral received for securities on loan)(Note 4)(b)(w)	57,272,555	$57,272,555

TOTAL INVESTMENTS — 107.7% (cost $519,464,196)		765,412,219
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7)%		(54,690,150)

NET ASSETS — 100.0%		$710,722,069

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,750,844; cash collateral of $53,184,167 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$677,933,449	$30,129,971	$—
Preferred Stock	—	76,244	—
Affiliated Money Market Mutual Fund	57,272,555	—	—

Total	$735,206,004	$30,206,215	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Internet Software & Services	9.4%
Biotechnology	8.7
Affiliated Money Market Mutual Fund (including 7.5% of collateral received for securities on loan)	8.1
IT Services	7.1
Internet & Catalog Retail	6.7
Aerospace & Defense	6.1
Software	5.7
Pharmaceuticals	4.9
Textiles, Apparel & Luxury Goods	4.4
Specialty Retail	4.4
Computers & Peripherals	4.2
Hotels, Restaurants & Leisure	3.8
Food & Staples Retailing	3.8
Road & Rail	3.1
Media	3.1
Healthcare Equipment & Supplies	2.9
Capital Markets	2.6
Chemicals	2.6
Semiconductors & Semiconductor Equipment	2.3
Oil, Gas & Consumable Fuels	2.2
Healthcare Providers & Services	2.0
Personal Products	1.8
Beverages	1.8
Food Products	1.6
Life Sciences Tools & Services	1.5
Energy Equipment & Services	1.4
Real Estate Investment Trusts	0.9
Wireless Telecommunication Services	0.6

107.7
Liabilities in excess of other assets	(7.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$51,750,844	$—	$—	$51,750,844

Collateral Amount Pledged/(Received):
Securities on loan				(51,750,844)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $51,750,844:
Unaffiliated investments (cost $462,191,641)	$708,139,664
Affiliated investments (cost $57,272,555)	57,272,555
Cash	12,175
Dividends receivable	303,255
Tax reclaim receivable	267,259
Prepaid expenses	1,556

Total Assets	765,996,464

LIABILITIES:
Payable to broker for collateral for securities on loan	53,184,167
Payable for investments purchased	1,291,256
Advisory fees payable	529,210
Payable for fund share repurchased	137,309
Accrued expenses and other liabilities	124,271
Distribution fee payable	7,765
Affiliated transfer agent fee payable	417

Total Liabilities	55,274,395

NET ASSETS	$710,722,069

Net assets were comprised of:
Paid-in capital	$273,810,817
Retained earnings	436,911,252

Net assets, June 30, 2013	$710,722,069

Net asset value and redemption price per share, $710,722,069 / 46,592,197 outstanding shares of beneficial interest	$15.25

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $123,971 foreign withholding tax)	$5,066,536
Affiliated income from securities lending, net	51,848
Affiliated dividend income	22,364

5,140,748

EXPENSES
Advisory fees	5,348,176
Distribution fee	391,696
Shareholder servicing fees and expenses	214,009
Custodian and accounting fees	87,000
Trustees’ fees	13,000
Audit fee	10,000
Commitment fee on syndicated credit agreement	9,000
Insurance expenses	9,000
Legal fees and expenses	8,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Loan interest expense (Note 7)	289
Miscellaneous	7,088

Total expenses	6,105,258
Less: shareholder servicing fee waiver	(57,727)

Net expenses	6,047,531

NET INVESTMENT LOSS	(906,783)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	230,443,850
Foreign currency transactions	(5,641)

230,438,209

Net change in unrealized appreciation (depreciation) on:
Investments	(101,498,601)
Foreign currencies	(1,980)

(101,500,581)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	128,937,628

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$128,030,845

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(906,783)	$245,391
Net realized gain on investment and foreign currency transactions	230,438,209	57,157,106
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(101,500,581)	167,169,808

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	128,030,845	224,572,305

FUND SHARE TRANSACTIONS:
Fund share sold [7,981,868 and 54,433,935 shares, respectively]	117,482,667	740,795,384
Fund share repurchased [57,508,627 and 80,131,118 shares, respectively]	(882,921,553)	(1,100,430,190)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(765,438,886)	(359,634,806)

TOTAL DECREASE IN NET ASSETS	(637,408,041)	(135,062,501)
NET ASSETS:
Beginning of period	1,348,130,110	1,483,192,611

End of period	$710,722,069	$1,348,130,110

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.2%
Boeing Co. (The)	133,316	$13,656,891

Air Freight & Logistics — 1.1%
FedEx Corp.	65,896	6,496,028

Airlines — 2.6%
Delta Air Lines, Inc.	314,992	5,893,500
United Continental Holdings, Inc.*	325,918	10,197,974

		16,091,474

Auto Components — 1.8%
Lear Corp.	178,750	10,807,225

Automobiles — 0.5%
General Motors Co.*(a)	92,644	3,085,972

Capital Markets — 5.0%
Goldman Sachs Group, Inc. (The)	95,783	14,487,179
Morgan Stanley	642,558	15,697,692

		30,184,871

Chemicals — 0.5%
Mosaic Co. (The)	50,365	2,710,141

Commercial Banks — 4.7%
PNC Financial Services Group, Inc.	138,519	10,100,805
Wells Fargo & Co.	453,584	18,719,412

		28,820,217

Communications Equipment — 1.5%
JDS Uniphase Corp.*	652,070	9,376,767

Computers & Peripherals — 1.4%
Apple, Inc.	20,934	8,291,539

Consumer Finance — 2.9%
Capital One Financial Corp.	133,380	8,377,598
SLM Corp.	410,488	9,383,756

		17,761,354

Diversified Financial Services — 5.7%
Citigroup, Inc.	238,371	11,434,657
ING US, Inc.(a)	347,567	9,405,163
JPMorgan Chase & Co.	259,988	13,724,767

		34,564,587

Diversified Telecommunication Services — 1.3%
Vivendi SA (France)	421,975	7,997,066

Electric Utilities — 1.2%
EDP - Energias de Portugal SA (Portugal), ADR	229,386	7,377,054

Electronic Equipment & Instruments — 2.9%
Flextronics International Ltd.*	2,301,795	17,815,893

Energy Equipment & Services — 1.4%
Halliburton Co.	205,728	8,582,972

Food & Staples Retailing — 1.8%
CVS Caremark Corp.	105,868	6,053,532
Wal-Mart Stores, Inc.	64,879	4,832,837

		10,886,369

Food Products — 4.5%
Bunge Ltd.	146,939	10,398,873

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Mondelez International, Inc. (Class A Stock)	318,287	$9,080,728
Tyson Foods, Inc. (Class A Stock)	321,574	8,258,020

		27,737,621

Healthcare Providers & Services — 6.9%
CIGNA Corp.	169,891	12,315,399
Express Scripts Holding Co.*	147,009	9,068,985
HCA Holdings, Inc.	287,941	10,383,152
UnitedHealth Group, Inc.	158,234	10,361,162

		42,128,698

Hotels, Restaurants & Leisure — 3.8%
Carnival Corp.	235,485	8,074,781
Hyatt Hotels Corp. (Class A Stock)*	153,417	6,191,910
International Game Technology	532,190	8,892,895

		23,159,586

Independent Power Producers & Energy Traders — 1.9%
Calpine Corp.*	558,721	11,861,647

Insurance — 5.1%
Axis Capital Holdings Ltd.	134,230	6,145,049
MetLife, Inc.	273,712	12,525,061
Travelers Cos., Inc. (The)	78,051	6,237,836
XL GROUP PLC (Ireland)	201,973	6,123,821

		31,031,767

Internet Software & Services — 1.8%
Google, Inc. (Class A Stock)*	12,308	10,835,594

Machinery — 1.0%
SPX Corp.	84,690	6,095,986

Media — 5.2%
Comcast Corp. (Class A Stock)	226,906	9,502,823
Liberty Global PLC (United Kingdom) (Class C Stock)*	257,003	17,447,934
Viacom, Inc. (Class B Stock)	73,835	5,024,472

		31,975,229

Metals & Mining — 2.1%
Goldcorp, Inc.	306,978	7,591,566
Newmont Mining Corp.	174,869	5,237,327

		12,828,893

Multiline Retail — 0.3%
JC Penney Co., Inc.*(a)	116,732	1,993,783

Oil, Gas & Consumable Fuels — 11.8%
Anadarko Petroleum Corp.	123,458	10,608,746
Denbury Resources, Inc.*	392,454	6,797,303
EOG Resources, Inc.	75,568	9,950,794
Marathon Oil Corp.	323,519	11,187,287
Newfield Exploration Co.*	140,030	3,345,317
Noble Energy, Inc.	232,182	13,940,207
Occidental Petroleum Corp.	103,942	9,274,745
Suncor Energy, Inc.	228,409	6,735,781

		71,840,180

Personal Products — 1.2%
Avon Products, Inc.	358,560	7,540,517

Pharmaceuticals — 7.8%
Actavis, Inc.*	84,708	10,691,844

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST JENNISON LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Mylan, Inc.*	416,346	$12,919,216
Pfizer, Inc.	390,891	10,948,857
Sanofi (France), ADR	155,957	8,033,345
Teva Pharmaceutical Industries Ltd. (Israel), ADR	127,822	5,010,622

		47,603,884

Road & Rail — 2.6%
Hertz Global Holdings, Inc.*(a)	259,721	6,441,081
Union Pacific Corp.	59,750	9,218,229

		15,659,310

Semiconductors & Semiconductor Equipment — 0.6%
Maxim Integrated Products, Inc.	137,772	3,827,306

Software — 3.6%
CA, Inc.	305,645	8,750,616
Microsoft Corp.	374,870	12,944,261

		21,694,877

Wireless Telecommunication Services — 0.7%
NII Holdings, Inc.*	628,804	4,194,123

TOTAL LONG-TERM INVESTMENTS (cost $445,576,368)		606,515,421

SHORT-TERM INVESTMENT — 2.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $17,281,858; includes $15,066,507 of cash collateral received for securities on loan)(Note 4)(b)(w)	17,281,858	17,281,858

Value (Note 2)
TOTAL INVESTMENTS — 102.2% (cost $462,858,226)	$623,797,279
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%	(13,228,247)

NET ASSETS — 100.0%	$610,569,032

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,645,736; cash collateral of $15,066,507 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$598,518,355	$7,997,066	$—
Affiliated Money Market Mutual Fund	17,281,858	—	—

Total	$615,800,213	$7,997,066	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST JENNISON LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Oil, Gas & Consumable Fuels	11.8%
Pharmaceuticals	7.8
Healthcare Providers & Services	6.9
Diversified Financial Services	5.7
Media	5.2
Insurance	5.1
Capital Markets	5.0
Commercial Banks	4.7
Food Products	4.5
Hotels, Restaurants & Leisure	3.8
Software	3.6
Electronic Equipment & Instruments	2.9
Consumer Finance	2.9
Affiliated Money Market Mutual Fund (including 2.5% of collateral received for securities on loan)	2.8
Airlines	2.6
Road & Rail	2.6
Aerospace & Defense	2.2
Metals & Mining	2.1

Independent Power Producers & Energy Traders	1.9%
Food & Staples Retailing	1.8
Internet Software & Services	1.8
Auto Components	1.8
Communications Equipment	1.5
Energy Equipment & Services	1.4
Computers & Peripherals	1.4
Diversified Telecommunication Services	1.3
Personal Products	1.2
Electric Utilities	1.2
Air Freight & Logistics	1.1
Machinery	1.0
Wireless Telecommunication Services	0.7
Semiconductors & Semiconductor Equipment	0.6
Automobiles	0.5
Chemicals	0.5
Multiline Retail	0.3

102.2
Liabilities in excess of other assets	(2.2)

100.0%

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$14,645,736	$—	$—	$14,645,736

Collateral Amount Pledged/(Received):
Securities on loan				(14,645,736)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST JENNISON LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $14,645,736:
Unaffiliated investments (cost $445,576,368)	$606,515,421
Affiliated investments (cost $17,281,858)	17,281,858
Cash	309,410
Receivable for investments sold	2,010,923
Tax reclaim receivable	382,367
Dividends and interest receivable	337,200
Receivable for fund share sold	72,807
Prepaid expenses	864

Total Assets	626,910,850

LIABILITIES:
Payable to broker for collateral for securities on loan	15,066,507
Payable for investments purchased	576,620
Advisory fees payable	380,372
Payable for fund share repurchased	219,265
Accrued expenses and other liabilities	91,999
Distribution fee payable	6,638
Affiliated transfer agent fee payable	417

Total Liabilities	16,341,818

NET ASSETS	$610,569,032

Net assets were comprised of:
Paid-in capital	$269,190,573
Retained earnings	341,378,459

Net assets, June 30, 2013	$610,569,032

Net asset value and redemption price per share, $610,569,032 / 42,407,744 outstanding shares of beneficial interest	$14.40

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $514,506 foreign withholding tax)	$9,817,415
Affiliated income from securities lending, net	153,422
Affiliated dividend income	48,318

10,019,155

EXPENSES
Advisory fees	4,626,471
Distribution fee	402,568
Shareholder servicing fees and expenses	228,627
Custodian and accounting fees	61,000
Trustees’ fees	11,000
Audit fee	10,000
Commitment fee on syndicated credit agreement	7,000
Legal fees and expenses	6,000
Insurance expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	5,000
Shareholders’ reports	4,000
Miscellaneous	8,065

Total expenses	5,374,731
Less: shareholder servicing fee waiver	(63,574)

Net expenses	5,311,157

NET INVESTMENT INCOME	4,707,998

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	207,006,665
Foreign currency transactions	17,818

207,024,483

Net change in unrealized appreciation (depreciation) on:
Investments	(12,475,231)
Foreign currencies	94

(12,475,137)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	194,549,346

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$199,257,344

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,707,998	$10,912,484
Net realized gain (loss) on investment and foreign currency transactions	207,024,483	(25,329,196)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(12,475,137)	151,369,578

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	199,257,344	136,952,866

DISTRIBUTIONS	—	(4,716,062)

FUND SHARE TRANSACTIONS:
Fund share sold [8,842,346 and 78,449,868 shares, respectively]	119,497,116	926,170,778
Fund share issued in reinvestment of distributions [0 and 421,077 shares, respectively]	—	4,716,062
Fund share repurchased [80,585,106 and 34,760,230 shares, respectively]	(1,145,984,642)	(408,864,824)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(1,026,487,526)	522,022,016

TOTAL INCREASE (DECREASE) IN NET ASSETS	(827,230,182)	654,258,820
NET ASSETS:
Beginning of period	1,437,799,214	783,540,394

End of period	$610,569,032	$1,437,799,214

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.5%
Boeing Co. (The)	214,800	$22,004,112
Embraer SA (Brazil), ADR	207,000	7,636,230
Lockheed Martin Corp.	243,700	26,431,702
Northrop Grumman Corp.	123,000	10,184,400

		66,256,444

Auto Components — 3.9%
Johnson Controls, Inc.	846,500	30,296,235
Lear Corp.(a)	253,900	15,350,794
Magna International, Inc. (Canada)(a)	167,400	11,922,228

		57,569,257

Beverages — 0.8%
PepsiCo, Inc.	140,000	11,450,600

Commercial Banks — 3.1%
BB&T Corp.	232,000	7,860,160
Regions Financial Corp.	816,700	7,783,151
Wells Fargo & Co.	731,683	30,196,557

		45,839,868

Computers & Peripherals — 3.9%
Hewlett-Packard Co.	2,311,900	57,335,120

Consumer Finance — 2.9%
Capital One Financial Corp.	684,000	42,962,040

Diversified Financial Services — 11.2%
Bank of America Corp.	4,035,854	51,901,082
Citigroup, Inc.	1,098,560	52,697,923
JPMorgan Chase & Co.	1,172,600	61,901,554

		166,500,559

Electric Utilities — 4.5%
Edison International	238,100	11,466,896
Exelon Corp.	1,438,400	44,417,792
PPL Corp.	345,700	10,460,882

		66,345,570

Electronic Equipment & Instruments — 3.8%
Corning, Inc.	2,668,000	37,965,640
TE Connectivity Ltd. (Switzerland)	418,625	19,064,183

		57,029,823

Food & Staples Retailing — 1.8%
Wal-Mart Stores, Inc.	358,500	26,704,665

Food Products — 0.5%
Mondelez International, Inc. (Class A Stock)	246,300	7,026,939

Healthcare Equipment & Supplies — 1.0%
Zimmer Holdings, Inc.	191,600	14,358,504

Healthcare Providers & Services — 5.6%
Aetna, Inc.	255,200	16,215,408
UnitedHealth Group, Inc.	615,800	40,322,584
WellPoint, Inc.	325,400	26,630,736

		83,168,728

Independent Power Producers — 1.8%
NRG Energy, Inc.	990,300	26,441,010

Insurance — 9.7%
Allstate Corp. (The)	802,000	38,592,240
American International Group, Inc.*	1,542,700	68,958,690

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Assurant, Inc.	152,500	$7,763,775
Unum Group	993,750	29,186,437

		144,501,142

Machinery — 4.5%
Cummins, Inc.	272,400	29,544,504
PACCAR, Inc.	423,500	22,725,010
Stanley Black & Decker, Inc.	191,900	14,833,870

		67,103,384

Media — 2.0%
Comcast Corp. (Special Class A Stock)	382,500	15,173,775
Interpublic Group of Cos., Inc. (The)	1,056,700	15,374,985

		30,548,760

Multi-Line Retail — 1.9%
Target Corp.(a)	400,900	27,605,974

Multi-Utilities — 2.3%
Public Service Enterprise Group, Inc.	1,035,600	33,822,696

Oil, Gas & Consumable Fuels — 9.8%
Marathon Oil Corp.	499,400	17,269,252
Murphy Oil Corp.	382,600	23,296,514
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR(a)	834,400	55,295,688
Total SA (France), ADR(a)	1,005,200	48,953,240

		144,814,694

Pharmaceuticals — 6.9%
AstraZeneca PLC (United Kingdom), ADR(a)	464,500	21,970,850
Johnson & Johnson	454,000	38,980,440
Merck & Co., Inc.	162,400	7,543,480
Novartis AG (Switzerland), ADR(a)	227,500	16,086,525
Sanofi (France), ADR	357,500	18,414,825

		102,996,120

Professional Services — 1.0%
ManpowerGroup, Inc.	266,900	14,626,120

Semiconductors & Semiconductor Equipment — 0.7%
Texas Instruments, Inc.(a)	320,200	11,165,374

Software — 6.7%
CA, Inc.	556,719	15,938,865
Microsoft Corp.	1,687,650	58,274,555
Oracle Corp.	837,000	25,712,640

		99,926,060

Specialty Retail — 1.0%
Lowe’s Cos., Inc.	358,600	14,666,740

Wireless Telecommunication Services — 3.1%
Vodafone Group PLC (United Kingdom), ADR	1,590,000	45,696,600

TOTAL LONG-TERM INVESTMENTS (cost $1,239,627,549)		1,466,462,791

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 7.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $104,556,179; includes $93,708,275 of cash collateral for securities on loan)(b)(w)(Note 4)	104,556,179	$104,556,179

TOTAL INVESTMENTS — 105.9% (cost $1,344,183,728)		1,571,018,970
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(87,585,016)

NET ASSETS — 100.0%		$1,483,433,954

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $91,336,098; cash collateral of $93,708,275 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,466,462,791	$—	$—
Affiliated Money Market Mutual Fund	104,556,179	—	—

Total	$1,571,018,970	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Diversified Financial Services	11.2%
Oil, Gas & Consumable Fuels	9.8
Insurance	9.7
Affiliated Money Market Mutual Fund (6.3% represents investments purchased with collateral from securities on loan)	7.0
Pharmaceuticals	6.9
Software	6.7
Healthcare Providers & Services	5.6
Machinery	4.5
Electric Utilities	4.5
Aerospace & Defense	4.5
Auto Components	3.9
Computers & Peripherals	3.9
Electronic Equipment & Instruments	3.8
Commercial Banks	3.1
Wireless Telecommunication Services	3.1
Consumer Finance	2.9
Multi-Utilities	2.3
Media	2.0
Multi-Line Retail	1.9
Food & Staples Retailing	1.8
Independent Power Producers	1.8
Specialty Retail	1.0
Professional Services	1.0
Healthcare Equipment & Supplies	1.0
Beverages	0.8
Semiconductors & Semiconductor Equipment	0.7

Food Products	0.5%

105.9
Liabilities in excess of other assets	(5.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$91,336,098	$—	$—	$91,336,098

Collateral Amount Pledged/(Received):
Securities on loan				(91,336,098)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $91,336,098:
Unaffiliated investments (cost $1,239,627,549)	$1,466,462,791
Affiliated investments (cost $104,556,179)	104,556,179
Dividends receivable	3,262,927
Receivable for investments sold	2,408,937
Tax reclaim receivable	1,713,871
Receivable for fund share sold	229,968
Prepaid expenses	1,434

Total Assets	1,578,636,107

LIABILITIES:
Payable to broker for collateral for securities on loan	93,708,275
Payable for fund share repurchased	445,187
Advisory fees payable	435,939
Payable for investments purchased	434,124
Accrued expenses and other liabilities	129,341
Foreign withheld taxes payable	31,800
Distribution fee payable	16,163
Deferred trustees’ fees	907
Affiliated transfer agent fee payable	417

Total Liabilities	95,202,153

NET ASSETS	$1,483,433,954

Net assets were comprised of:
Paid-in capital	$1,505,854,592
Retained earnings	(22,420,638)

Net assets, June 30, 2013	$1,483,433,954

Net asset value and redemption price per share, $1,483,433,954 / 86,933,087 outstanding shares of beneficial interest	$17.06

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $158,128 foreign withholding tax)	$23,215,936
Affiliated income from securities lending, net	201,645
Affiliated dividend income	44,668

23,462,249

EXPENSES
Advisory fees	6,675,812
Distribution fee	621,605
Shareholder servicing fees and expenses	294,521
Custodian and accounting fees	85,000
Commitment fee on syndicated credit agreement	15,000
Audit fee	12,000
Trustees’ fees	12,000
Insurance expenses	8,000
Legal fees and expenses	7,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Miscellaneous	13,349

Total expenses	7,753,287
Less: advisory fee waivers and/or expense reimbursement	(884,020)
Less: shareholder servicing fee waiver	(89,932)

Net expenses	6,779,335

NET INVESTMENT INCOME	16,682,914

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	187,001,122

Net change in unrealized appreciation (depreciation) on:
Investments	152,339,206
Foreign currencies	(16,880)

152,322,326

NET GAIN ON INVESTMENTS	339,323,448

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$356,006,362

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$16,682,914	$34,536,963
Net realized gain on investment and foreign currency transactions	187,001,122	268,124,992
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	152,322,326	36,738,515

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	356,006,362	339,400,470

DISTRIBUTIONS	—	(52,618,390)

FUND SHARE TRANSACTIONS:
Fund share sold [9,682,584 and 72,201,352 shares, respectively]	151,272,523	971,324,373
Fund share issued in reinvestment of distributions [0 and 4,146,445 shares, respectively]	—	52,618,390
Fund share repurchased [54,310,938 and 152,699,439 shares, respectively]	(891,744,512)	(2,063,204,636)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(740,471,989)	(1,039,261,873)

TOTAL DECREASE IN NET ASSETS	(384,465,627)	(752,479,793)
NET ASSETS:
Beginning of period	1,867,899,581	2,620,379,374

End of period	$1,483,433,954	$1,867,899,581

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 96.8%	Shares	Value (Note 2)
Aerospace & Defense — 1.7%
Rolls-Royce Holdings PLC (United Kingdom)*	1,848,431	$31,827,191

Apparel — 2.1%
NIKE, Inc. (Class B Stock)	628,606	40,029,630

Banks — 2.2%
Wells Fargo & Co.	1,045,176	43,134,414

Beverages — 3.5%
Anheuser-Busch InBev NV (Belgium), ADR	618,936	55,865,163
Green Mountain Coffee Roasters, Inc.*(a)	144,656	10,857,879

		66,723,042

Biotechnology — 9.9%
Biogen Idec, Inc.*	400,039	86,088,393
Gilead Sciences, Inc.*(a)	2,037,148	104,322,349

		190,410,742

Chemicals — 4.9%
Monsanto Co.	638,589	63,092,593
Sherwin-Williams Co. (The)	174,354	30,790,916

		93,883,509

Commercial Services — 5.1%
Moody’s Corp.	387,237	23,594,350
United Rentals, Inc.*(a)	260,540	13,003,551
Visa, Inc. (Class A Stock)	338,699	61,897,242

		98,495,143

Computers — 2.5%
Accenture PLC (Ireland) (Class A Stock)	671,131	48,294,587

Consumer Products & Services — 0.3%
FleetCor Technologies, Inc.*	63,568	5,168,078

Distribution/Wholesale — 1.2%
W.W. Grainger, Inc.	88,331	22,275,312

Diversified Financial Services — 4.9%
American Express Co.	357,831	26,751,446
Citigroup, Inc.	1,392,435	66,795,107

		93,546,553

Diversified Manufacturing — 1.5%
Pentair Ltd. (Switzerland), RegS	500,667	28,883,479

Entertainment & Leisure — 4.2%
Starwood Hotels & Resorts Worldwide, Inc.	598,754	37,835,265
Wynn Resorts Ltd.	331,921	42,485,888

		80,321,153

Food & Staples Retailing — 1.0%
Mondelez International, Inc. (Class A Stock)	678,290	19,351,614

Insurance — 3.2%
American International Group, Inc.*	1,389,023	62,089,328

Internet — 7.3%
Amazon.com, Inc.*	85,318	23,691,955
eBay, Inc.*	1,124,114	58,139,176
priceline.com, Inc.*(a)	51,037	42,214,234
Yahoo!, Inc.*	627,398	15,753,964

		139,799,329

Internet Services — 3.9%
Google, Inc. (Class A Stock)*	85,311	75,105,245

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — 6.9%
CBS Corp. (Class B Stock)	955,676	$46,703,886
Comcast Corp. (Class A Stock)	499,749	20,929,488
Liberty Global PLC (United Kingdom)*	479,684	35,534,991
Walt Disney Co. (The)(a)	479,680	30,291,792

		133,460,157

Metal Fabricate/Hardware — 1.8%
Precision Castparts Corp.	150,267	33,961,845

Oil & Gas — 3.4%
Kinder Morgan, Inc.	778,890	29,714,654
Schlumberger Ltd. (Curacao)	485,551	34,794,585

		64,509,239

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	883,000	39,461,270
Roche Holding AG (Switzerland)	187,712	46,589,620

		86,050,890

Railroads — 3.1%
Union Pacific Corp.	389,767	60,133,253

Real Estate Investment Trusts — 1.0%
American Tower Corp.	271,699	19,880,216

Restaurants — 0.8%
Chipotle Mexican Grill, Inc.*(a)	43,167	15,727,896

Retail — 10.7%
AutoZone, Inc.*(a)	74,716	31,656,422
Home Depot, Inc. (The)	717,857	55,612,382
Lululemon Athletica, Inc.*(a)	597,645	39,157,700
Starbucks Corp.	586,487	38,409,034
TJX Cos., Inc. (The)	832,626	41,681,258

		206,516,796

Semiconductors — 2.1%
ASML Holding NV (Netherlands)	372,199	29,440,941
Texas Instruments, Inc.(a)	287,593	10,028,368

		39,469,309

Transportation — 3.1%
Canadian Pacific Railway Ltd. (Canada)	355,567	43,158,722
CSX Corp.	710,299	16,471,834

		59,630,556

TOTAL COMMON STOCKS (cost $1,564,563,686)		1,858,678,506

PREFERRED STOCK
Aerospace & Defense
Rolls-Royce Holdings PLC, (PRFC C) (United Kingdom)*(g) (cost $306,905)	200,780,251	305,378

TOTAL LONG-TERM INVESTMENTS (cost $1,564,870,591)		1,858,983,884

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST MARSICO CAPITAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SHORT-TERM INVESTMENT — 10.1%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $194,539,612; includes $133,835,979 of cash collateral for securities on loan)(b)(w)(Note 4)	194,539,612	$194,539,612

TOTAL INVESTMENTS — 106.9% (cost $1,759,410,203)		2,053,523,496
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(132,486,842)

NET ASSETS — 100.0%		$1,921,036,654

The following abbreviations are used in the Portfolio descriptions:

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR	American Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $130,872,656; cash collateral of $133,835,979 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,780,261,695	$78,416,811	$—
Preferred Stock	—	305,378	—
Affiliated Money Market Mutual Fund	194,539,612	—	—

Total	$1,974,801,307	$78,722,189	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Retail	10.7%
Affiliated Money Market Mutual Fund (7.0% represents investments purchased with collateral from securities on loan)	10.1
Biotechnology	9.9
Internet	7.3
Media	6.9
Commercial Services	5.1
Chemicals	4.9
Diversified Financial Services	4.9
Pharmaceuticals	4.5
Entertainment & Leisure	4.2
Internet Services	3.9
Beverages	3.5
Oil & Gas	3.4
Insurance	3.2

Railroads	3.1%
Transportation	3.1
Computers	2.5
Banks	2.2
Apparel	2.1
Semiconductors	2.1
Metal Fabricate/Hardware	1.8
Aerospace & Defense	1.7
Diversified Manufacturing	1.5
Distribution/Wholesale	1.2
Real Estate Investment Trusts	1.0
Food & Staples Retailing	1.0
Restaurants	0.8
Consumer Products & Services	0.3

106.9
Liabilities in excess of other assets	(6.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST MARSICO CAPITAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$130,872,656	$—	$—	$130,872,656

Collateral Amount Pledged/(Received):
Securities on loan				(130,872,656)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST MARSICO CAPITAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $130,872,656:
Unaffiliated investments (cost $1,564,870,591)	$1,858,983,884
Affiliated investments (cost $194,539,612)	194,539,612
Receivable for investments sold	20,175,633
Dividends receivable	1,002,376
Tax reclaim receivable	177,652
Receivable for fund share sold	171,142
Prepaid expenses	17,324

Total Assets	2,075,067,623

LIABILITIES:
Payable to broker for collateral for securities on loan	133,835,979
Payable for investments purchased	13,297,122
Payable for fund share repurchased	5,993,947
Advisory fees payable	747,708
Accrued expenses and other liabilities	133,935
Distribution fee payable	20,970
Deferred trustees’ fees	891
Affiliated transfer agent fee payable	417

Total Liabilities	154,030,969

NET ASSETS	$1,921,036,654

Net assets were comprised of:
Paid-in capital	$1,023,973,688
Retained earnings	897,062,966

Net assets, June 30, 2013	$1,921,036,654

Net asset value and redemption price per share, $1,921,036,654 / 79,328,926 outstanding shares of beneficial interest	$24.22

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $346,403 foreign withholding tax)	$9,404,396
Affiliated income from securities lending, net	133,153
Affiliated dividend income	82,363

9,619,912

EXPENSES
Advisory fees	10,333,826
Distribution fee	800,040
Shareholder servicing fees and expenses	377,775
Custodian and accounting fees	129,000
Trustees’ fees	16,000
Insurance expenses	14,000
Audit fee	11,000
Commitment fee on syndicated credit agreement	10,000
Legal fees and expenses	8,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Loan interest expense (Note 7)	93
Miscellaneous	8,452

Total expenses	11,716,186
Less: shareholder servicing fee waiver	(123,233)

Net expenses	11,592,953

NET INVESTMENT LOSS	(1,973,041)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	228,816,114
Foreign currency transactions	(20,501)

228,795,613

Net change in unrealized appreciation (depreciation) on:
Investments	94,095,425
Foreign currencies	15,948

94,111,373

NET GAIN ON INVESTMENTS	322,906,986

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$320,933,945

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,973,041)	$19,124,902
Net realized gain on investment and foreign currency transactions	228,795,613	374,714,372
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	94,111,373	(104,238,922)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	320,933,945	289,600,352

DISTRIBUTIONS	—	(10,725,982)

FUND SHARE TRANSACTIONS:
Fund share sold [6,742,346 and 39,540,741 shares, respectively]	155,965,711	829,036,825
Fund share issued in reinvestment of distributions [0 and 522,964 shares, respectively]	—	10,725,982
Fund share repurchased [39,429,866 and 52,249,489 shares, respectively]	(948,579,979)	(1,099,927,213)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(792,614,268)	(260,164,406)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(471,680,323)	18,709,964
NET ASSETS:
Beginning of period	2,392,716,977	2,374,007,013

End of period	$1,921,036,654	$2,392,716,977

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 97.3%	Shares	Value (Note 2)
Austria — 0.4%
Erste Group Bank AG	70,801	$1,887,102

Bermuda — 0.2%
Credicorp Ltd.	7,994	1,022,912

Canada — 1.7%
Canadian National Railway Co.	75,569	7,350,597

Czech Republic — 0.4%
Komercni Banka A/S	8,569	1,590,708

Denmark — 0.9%
Carlsberg A/S (Class B Stock)	42,416	3,792,674

France — 8.0%
Air Liquide SA	19,074	2,355,624
Danone SA	109,439	8,237,253
Dassault Systemes SA	10,827	1,323,346
Legrand SA	116,873	5,418,815
LVMH Moet Hennessy Louis Vuitton SA	44,776	7,269,543
Pernod-Ricard SA	42,742	4,744,079
Schneider Electric SA	81,988	5,954,487

		35,303,147

Germany — 7.3%
Bayer AG	86,634	9,223,927
Brenntag AG	13,711	2,083,960
Deutsche Boerse AG	38,654	2,541,808
Linde AG	68,835	12,827,157
Merck KGaA	36,773	5,592,401

		32,269,253

India — 0.6%
ICICI Bank Ltd., ADR(a)	66,370	2,538,653

Ireland — 2.0%
Accenture PLC (Class A Stock)	122,271	8,798,621

Israel — 0.4%
Check Point Software Technologies Ltd.*(a)	31,900	1,584,792

Italy — 0.4%
Saipem SpA	94,180	1,528,634

Japan — 2.3%
AEON Financial Service Co. Ltd.	31,900	903,645
Canon, Inc.	88,800	2,910,268
Hoya Corp.	159,900	3,288,856
INPEX Corp.	446	1,853,665
Lawson, Inc.	17,000	1,297,258

		10,253,692

Netherlands — 4.8%
Akzo Nobel NV	94,592	5,337,424
Heineken NV	150,356	9,570,346
Schlumberger Ltd.	85,054	6,094,970

		21,002,740

Russia — 0.3%
Sberbank of Russia, ADR	120,965	1,388,678

South Korea — 0.7%
Samsung Electronics Co. Ltd.	2,807	3,280,890

Spain — 0.3%
Red Electrica Corp. SA	23,452	1,289,556

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden — 1.1%
Svenska Cellulosa AB SCA (Class B Stock)	183,505	$4,602,073

Switzerland — 8.3%
Adecco SA*	46,910	2,671,616
Compagnie Financiere Richemont SA
(Class A Stock)	62,331	5,496,865
Julius Baer Group Ltd.*	83,594	3,262,540
Kuehne & Nagel International AG	7,200	789,949
Nestle SA	172,901	11,345,833
Roche Holding AG	13,161	3,266,525
Sonova Holding AG*	24,941	2,638,650
Swiss Re AG*	41,225	3,067,177
UBS AG*	228,797	3,883,563

		36,422,718

United Kingdom — 11.0%
British Sky Broadcasting Group PLC	154,120	1,856,687
Burberry Group PLC	104,488	2,149,591
Compass Group PLC	413,058	5,277,913
Delphi Automotive PLC	88,390	4,480,489
Diageo PLC	347,313	9,959,715
Reckitt Benckiser Group PLC	159,631	11,291,808
Standard Chartered PLC	253,860	5,511,432
Whitbread PLC	13,384	622,623
William Hill PLC	287,479	1,927,808
WPP PLC	316,252	5,405,672

		48,483,738

United States — 46.2%
3M Co.	72,964	7,978,613
Altera Corp.	69,810	2,303,032
American Express Co.	84,380	6,308,249
Amphenol Corp. (Class A Stock)	56,461	4,400,570
Autodesk, Inc.*	45,112	1,531,101
AutoZone, Inc.*	5,917	2,506,974
Bank of New York Mellon Corp. (The)	240,813	6,754,805
Cisco Systems, Inc.	129,983	3,159,887
Colgate-Palmolive Co.	109,421	6,268,729
DENTSPLY International, Inc.	83,154	3,405,988
Dr. Pepper Snapple Group, Inc.	64,058	2,942,184
Goldman Sachs Group, Inc. (The)	30,670	4,638,837
Harley-Davidson, Inc.	15,544	852,122
Honeywell International, Inc.	134,650	10,683,131
International Flavors & Fragrances, Inc.	58,080	4,365,293
J.M. Smucker Co. (The)	9,633	993,644
Johnson & Johnson	36,253	3,112,683
McDonald’s Corp.	45,362	4,490,838
Medtronic, Inc.	105,141	5,411,607
Microchip Technology, Inc.(a)	78,334	2,917,941
National Oilwell Varco, Inc.	61,263	4,221,021
NIKE, Inc. (Class B Stock)	29,762	1,895,244
Omnicom Group, Inc.	71,642	4,504,132
Oracle Corp.	248,727	7,640,893
Praxair, Inc.	44,974	5,179,206
Procter & Gamble Co. (The)	21,410	1,648,356
Rockwell Automation, Inc.	11,533	958,854
Sally Beauty Holdings, Inc.*	100,680	3,131,148
St. Jude Medical, Inc.	159,726	7,288,297
State Street Corp.	146,752	9,569,698
Target Corp.	52,893	3,642,212
Thermo Fisher Scientific, Inc.(a)	110,406	9,343,660

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Time Warner Cable, Inc.	28,830	$3,242,798
Time Warner, Inc.	90,720	5,245,430
United Parcel Service, Inc. (Class B Stock)	86,440	7,475,331
United Technologies Corp.	89,174	8,287,832
Viacom, Inc. (Class B Stock)	32,770	2,229,999
Visa, Inc. (Class A Stock)	53,122	9,708,045
Walgreen Co.	99,909	4,415,978
Walt Disney Co. (The)	210,458	13,290,423
Waters Corp.*(a)	49,811	4,983,591

		202,928,376

TOTAL COMMON STOCKS (cost $360,472,622)		427,319,554

PREFERRED STOCK — 0.7%
Brazil
Itau Unibanco Holding SA, ADR (PRFC) (cost $3,669,111)	252,654	3,264,290

TOTAL LONG-TERM INVESTMENTS (cost $364,141,733)		430,583,844

SHORT-TERM INVESTMENT — 3.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $15,795,283; includes $11,846,044 of cash collateral for securities on loan)(b)(w)(Note 4)	15,795,283	15,795,283

TOTAL INVESTMENTS — 101.6% (cost $379,937,016)		446,379,127
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(7,192,237)

NET ASSETS — 100.0%		$439,186,890

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,587,173; cash collateral of $11,846,044 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Austria	$—	$1,887,102	$—
Bermuda	1,022,912	—	—
Canada	7,350,597	—	—
Czech Republic	—	1,590,708	—
Denmark	—	3,792,674	—
France	—	35,303,147	—
Germany	—	32,269,253	—
India	2,538,653	—	—
Ireland	8,798,621	—	—
Israel	1,584,792	—	—
Italy	—	1,528,634	—
Japan	—	10,253,692	—
Netherlands	6,094,970	14,907,770	—
Russia	1,388,678	—	—
South Korea	—	3,280,890	—
Spain	—	1,289,556	—
Sweden	—	4,602,073	—
Switzerland	—	36,422,718	—
United Kingdom	4,480,489	44,003,249	—
United States	202,928,376	—	—
Preferred Stock — Brazil	3,264,290	—	—
Affiliated Money Market Mutual Fund	15,795,283	—	—

Total	$255,247,661	$191,131,466	$—

Fair value of Level 2 investments at 12/31/12 was $164,495,291. An amount of $8,647,293 was transferred from Level 1 into Level 2 at 06/30/13 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the fund normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Electronic Components & Equipment	10.3%
Banks	9.6
Chemicals	7.3
Beverages	7.1
Media	5.9
Food	5.9
Retail	5.7
Diversified Financial Services	5.2
Pharmaceuticals	4.8
Healthcare Products	4.3
Affiliated Money Market Mutual Fund (2.7% represents investments purchased with collateral from securities on loan)	3.6
Transportation	3.6
Oil & Gas Services	3.1
Software	2.7
Apparel	2.6

Household Products/Wares	2.6%
Advertising	2.3
Diversified Manufacturing	2.0
IT Services	2.0
Semiconductors	1.9
Aerospace & Defense	1.9
Cosmetics/Personal Care	1.8
Paper & Forest Products	1.0
Auto Parts & Equipment	1.0
Telecommunications	0.7
Insurance	0.7
Office Equipment	0.7
Entertainment & Leisure	0.6
Commercial Services	0.6
Lodging	0.1

101.6
Liabilities in excess of other assets	(1.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$11,587,173	$—	$—	$11,587,173

Collateral Amount Pledged/(Received):
Securities on loan				(11,587,173)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST MFS GLOBAL EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $11,587,173:
Unaffiliated investments (cost $364,141,733)	$430,583,844
Affiliated investments (cost $15,795,283)	15,795,283
Foreign currency, at value (cost $240)	237
Receivable for investments sold	4,029,548
Tax reclaim receivable	1,126,373
Dividends receivable	442,328
Receivable for fund share sold	265,025
Prepaid expenses	1,272

Total Assets	452,243,910

LIABILITIES:
Payable to broker for collateral for securities on loan	11,846,044
Payable for investments purchased	875,532
Advisory fees payable	194,269
Accrued expenses and other liabilities	124,228
Payable for fund share repurchased	11,776
Distribution fee payable	4,754
Affiliated transfer agent fee payable	417

Total Liabilities	13,057,020

NET ASSETS	$439,186,890

Net assets were comprised of:
Paid-in capital	$354,123,567
Retained earnings	85,063,323

Net assets, June 30, 2013	$439,186,890

Net asset value and redemption price per share, $439,186,890 / 33,888,270 outstanding shares of beneficial interest	$12.96

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $328,510 foreign withholding tax)	$5,745,271
Affiliated income from securities lending, net	8,680
Affiliated dividend income	6,861

5,760,812

EXPENSES
Advisory fees	2,149,758
Distribution fee	156,392
Custodian and accounting fees	89,000
Shareholder servicing fees and expenses	60,676
Audit fee	12,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	5,000
Shareholders’ reports	4,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	2,000
Loan interest expense (Note 7)	1,388
Miscellaneous	9,045

Total expenses	2,504,259
Less: shareholder servicing fee waiver	(3,094)

Net expenses	2,501,165

NET INVESTMENT INCOME	3,259,647

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	9,420,680
Foreign currency transactions	(17,444)

9,403,236

Net change in unrealized appreciation (depreciation) on:
Investments	22,565,283
Foreign currencies	(20,539)

22,544,744

NET GAIN ON INVESTMENTS	31,947,980

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,207,627

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,259,647	$3,203,363
Net realized gain on investment and foreign currency transactions	9,403,236	7,477,238
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	22,544,744	46,452,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	35,207,627	57,133,491

DISTRIBUTIONS	—	(3,147,012)

FUND SHARE TRANSACTIONS:
Fund share sold [5,828,403 and 15,548,209 shares, respectively]	73,706,664	167,955,110
Fund share issued in reinvestment of distributions [0 and 310,356 shares, respectively]	—	3,147,012
Fund share repurchased [2,612,382 and 7,137,954 shares, respectively]	(33,718,779)	(75,617,872)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	39,987,885	95,484,250

TOTAL INCREASE IN NET ASSETS	75,195,512	149,470,729
NET ASSETS:
Beginning of period	363,991,378	214,520,649

End of period	$439,186,890	$363,991,378

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS	Shares	Value (Note 2)
Apparel — 0.8%
VF Corp.(a)	51,183	$9,881,390

Beverages — 1.2%
Diageo PLC (United Kingdom)	274,655	7,876,139
Pernod-Ricard SA (France)	57,905	6,427,072

		14,303,211

Biotechnology — 5.8%
Alexion Pharmaceuticals, Inc.*	104,129	9,604,859
Biogen Idec, Inc.*	84,263	18,133,398
Celgene Corp.*	135,642	15,857,906
Gilead Sciences, Inc.*(a)	303,020	15,517,654
Illumina, Inc.*(a)	72,240	5,406,442
Regeneron Pharmaceuticals, Inc.*	25,844	5,811,799

		70,332,058

Chemicals — 1.0%
Airgas, Inc.	87,880	8,389,025
Praxair, Inc.	36,652	4,220,844

		12,609,869

Commercial Services — 3.5%
FleetCor Technologies, Inc.*	106,360	8,647,068
MasterCard, Inc. (Class A Stock)	40,783	23,429,833
Verisk Analytics, Inc. (Class A Stock)*	176,940	10,563,318

		42,640,219

Computer Hardware — 1.5%
Apple, Inc.	47,153	18,676,360

Computer Services & Software — 3.9%
Autodesk, Inc.*	131,260	4,454,964
Cerner Corp.*(a)	98,468	9,461,790
Cognizant Technology Solutions Corp. (Class A Stock)*	161,492	10,111,014
EMC Corp.	996,503	23,537,401

		47,565,169

Conglomerates — 1.1%
Honeywell International, Inc.	175,918	13,957,334

Construction — 0.1%
Fluor Corp.	25,145	1,491,350

Cosmetics/Personal Care — 1.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	201,821	13,273,767

Distribution/Wholesale — 0.4%
LKQ Corp.*	174,740	4,499,555

Diversified Financial Services — 4.9%
Affiliated Managers Group, Inc.*	78,549	12,877,323
American Express Co.	201,150	15,037,974
BlackRock, Inc.	45,939	11,799,432
IntercontinentalExchange, Inc.*(a)	72,827	12,945,728
Morgan Stanley	289,690	7,077,127

		59,737,584

Diversified Machinery — 1.2%
Cummins, Inc.	46,692	5,064,214
Roper Industries, Inc.	77,824	9,667,297

		14,731,511

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components & Equipment — 0.8%
AMETEK, Inc.	225,660	$9,545,418

Farming & Agriculture — 1.0%
Monsanto Co.	124,189	12,269,873

Financial – Brokerage — 2.7%
Visa, Inc. (Class A Stock)	178,368	32,596,752

Food — 1.4%
Danone SA (France)	82,430	6,204,340
Mondelez International, Inc. (Class A Stock)	381,170	10,874,780

		17,079,120

Hand/Machine Tools — 0.9%
Stanley Black & Decker, Inc.(a)	139,021	10,746,323

Healthcare Products — 1.8%
Cooper Cos., Inc. (The)	47,394	5,642,256
Covidien PLC (Ireland)*	214,482	12,268,370
Intuitive Surgical, Inc.*	8,462	4,286,680

		22,197,306

Holding Companies – Diversified — 0.6%
LVMH Moet Hennessy Louis Vuitton SA (France)	44,593	7,239,832

Hotels & Motels — 1.0%
Las Vegas Sands Corp.	231,490	12,252,766

Insurance — 0.4%
ACE Ltd. (Switzerland)	49,151	4,398,031

Internet — 0.5%
Facebook, Inc. (Class A Stock)*	248,840	6,186,162

Internet Services — 10.8%
Amazon.com, Inc.*	71,932	19,974,797
eBay, Inc.*	395,200	20,439,744
Google, Inc. (Class A Stock)*	62,397	54,932,447
LinkedIn Corp. (Class A Stock)*	34,956	6,232,655
Netflix, Inc.*(a)	10,865	2,293,493
priceline.com, Inc.*	23,333	19,299,424
TIBCO Software, Inc.*	112,020	2,397,228
Yahoo!, Inc.*	232,270	5,832,300

		131,402,088

Leisure Time — 0.6%
Polaris Industries, Inc.(a)	75,379	7,161,005

Lodging — 1.1%
Wynn Resorts Ltd.	101,366	12,974,848

Machinery & Equipment — 2.4%
Joy Global, Inc.(a)	77,536	3,762,822
Thermo Fisher Scientific, Inc.(a)	298,111	25,229,134

		28,991,956

Media — 7.8%
Comcast Corp. (Special Class A Stock)	329,661	13,077,652
Discovery Communications, Inc. (Class A Stock)*(a)	180,516	13,937,640
News Corp. (Class A Stock)	757,520	24,695,152
Time Warner Cable, Inc.	83,080	9,344,838
Time Warner, Inc.	143,740	8,311,047
Viacom, Inc. (Class B Stock)	136,682	9,301,210
Walt Disney Co. (The)	256,140	16,175,241

		94,842,780

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 2.5%
Precision Castparts Corp.	135,051	$30,522,877

Miscellaneous Manufacturing — 2.6%
Danaher Corp.	507,816	32,144,753

Networking/Telecom Equipment — 2.0%
QUALCOMM, Inc.	400,133	24,440,124

Oil & Gas — 3.5%
Anadarko Petroleum Corp.	121,410	10,432,761
Cabot Oil & Gas Corp.	114,078	8,101,820
Noble Energy, Inc.	136,803	8,213,652
Pioneer Natural Resources Co.(a)	106,367	15,396,623

		42,144,856

Oil & Gas Services — 1.8%
Cameron International Corp.*	97,410	5,957,596
Dresser-Rand Group, Inc.*(a)	175,764	10,542,325
FMC Technologies, Inc.*(a)	102,930	5,731,142

		22,231,063

Pharmaceuticals — 6.6%
Abbott Laboratories	199,530	6,959,606
Allergan, Inc.	36,858	3,104,918
Bristol-Myers Squibb Co.	313,240	13,998,696
Catamaran Corp.*	176,481	8,598,154
Express Scripts Holding Co.*	236,521	14,590,980
Mallinckrodt PLC (Ireland)*	26,810	1,217,990
Mead Johnson Nutrition Co.	141,546	11,214,690
Perrigo Co.	49,068	5,937,228
Valeant Pharmaceuticals International, Inc. (Canada)*	120,670	10,387,274
Zoetis, Inc.	137,440	4,245,522

		80,255,058

Pipelines — 0.4%
Kinder Morgan, Inc.	125,179	4,775,579

Real Estate Investment Trust — 2.3%
American Tower Corp.	377,577	27,627,309

Restaurants — 1.0%
Starbucks Corp.	186,030	12,183,105

Retail — 4.9%
AutoZone, Inc.*(a)	18,886	8,001,809
CVS Caremark Corp.	108,910	6,227,474
Michael Kors Holdings Ltd. (British Virgin Islands)*	82,300	5,104,246
PetSmart, Inc.	92,910	6,224,041
Ross Stores, Inc.	207,371	13,439,715
Tiffany & Co.	125,125	9,114,105
Tractor Supply Co.	51,937	6,108,311
Yum! Brands, Inc.	85,898	5,956,167

		60,175,868

Retail & Merchandising — 2.7%
Costco Wholesale Corp.	105,149	11,626,325
NIKE, Inc. (Class B Stock)	126,140	8,032,595
Target Corp.	194,051	13,362,352

		33,021,272

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors — 1.7%
Altera Corp.	312,065	$10,295,024
Linear Technology Corp.	178,910	6,591,044
NXP Semiconductors NV (Netherlands)*	135,370	4,193,763

		21,079,831

Software — 3.3%
Citrix Systems, Inc.*	176,652	10,657,415
Oracle Corp.	580,050	17,819,136
PTC, Inc.*	122,363	3,001,564
salesforce.com, Inc.*(a)	157,325	6,006,669
VMware, Inc. (Class A Stock)*(a)	40,730	2,728,503

		40,213,287

Tobacco — 1.0%
Philip Morris International, Inc.	139,960	12,123,335

Transportation — 2.1%
Expeditors International of Washington, Inc.	228,510	8,685,665
Kansas City Southern	83,714	8,870,335
Union Pacific Corp.	52,827	8,150,150

		25,706,150

TOTAL LONG-TERM INVESTMENTS (cost $1,056,000,229)		1,202,228,104

SHORT-TERM INVESTMENT — 10.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $131,823,737; includes $123,676,297 of cash collateral received for securities on loan)(b)(w)(Note 4)	131,823,737	131,823,737

TOTAL INVESTMENTS — 109.5% (cost $1,187,823,966)		1,334,051,841
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(116,115,714)

NET ASSETS — 100.0%		$1,217,936,127

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $120,216,862; cash collateral of $123,676,297 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST MFS GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,174,480,721	$27,747,383	$—
Affiliated Money Market Mutual Fund	131,823,737	—	—

Total	$1,306,304,458	$27,747,383	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (10.2% represents investments purchased with collateral from securities on loan)	10.8%
Internet Services	10.8
Media	7.8
Pharmaceuticals	6.6
Biotechnology	5.8
Retail	4.9
Diversified Financial Services	4.9
Computer Services & Software	3.9
Commercial Services	3.5
Oil & Gas	3.5
Software	3.3
Retail & Merchandising	2.7
Financial – Brokerage	2.7
Miscellaneous Manufacturing	2.6
Metals & Mining	2.5
Machinery & Equipment	2.4
Real Estate Investment Trust	2.3
Transportation	2.1
Networking/Telecom Equipment	2.0
Oil & Gas Services	1.8
Healthcare Products	1.8
Semiconductors	1.7

Computer Hardware	1.5%
Food	1.4
Diversified Machinery	1.2
Beverages	1.2
Conglomerates	1.1
Cosmetics/Personal Care	1.1
Lodging	1.1
Chemicals	1.0
Farming & Agriculture	1.0
Hotels & Motels	1.0
Restaurants	1.0
Tobacco	1.0
Hand/Machine Tools	0.9
Apparel	0.8
Electronic Components & Equipment	0.8
Holding Companies – Diversified	0.6
Leisure Time	0.6
Internet	0.5
Pipelines	0.4
Distribution/Wholesale	0.4
Insurance	0.4
Construction	0.1

109.5
Liabilities in excess of other assets	(9.5)

100.0%

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$120,216,862	$—	$—	$120,216,862

Collateral Amount Pledged/(Received):
Securities on loan				(120,216,862)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST MFS GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $120,216,862:
Unaffiliated investments (cost $1,056,000,229)	$1,202,228,104
Affiliated investments (cost $131,823,737)	131,823,737
Receivable for investments sold	8,147,027
Dividends and interest receivable	712,142
Tax reclaim receivable	225,527
Receivable for fund share sold	47,860
Prepaid expenses	4,388

Total Assets	1,343,188,785

LIABILITIES:
Payable to broker for collateral for securities on loan	123,676,297
Payable for fund share repurchased	905,899
Advisory fees payable	369,000
Payable for investments purchased	188,920
Accrued expenses and other liabilities	98,833
Distribution fee payable	13,292
Affiliated transfer agent fee payable	417

Total Liabilities	125,252,658

NET ASSETS	$1,217,936,127

Net assets were comprised of:
Paid-in capital	$926,433,466
Retained earnings	291,502,661

Net assets, June 30, 2013	$1,217,936,127

Net asset value and redemption price per share, $1,217,936,127 / 98,038,083 outstanding shares of beneficial interest	$12.42

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income	$6,502,702
Affiliated income from securities lending, net	110,714
Affiliated dividend income	23,884
Interest income	21

6,637,321

EXPENSES
Advisory fees	7,123,651
Distribution fee	538,478
Shareholder servicing fees and expenses	271,026
Custodian and accounting fees	90,000
Trustees’ fees	12,000
Audit fee	11,000
Insurance expenses	7,000
Legal fees and expenses	7,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Miscellaneous	9,597

Total expenses	8,081,752
Less: advisory fee waivers and/or expense reimbursement	(1,525,186)
Less: shareholder servicing fee waiver	(80,534)

Net expenses	6,476,032

NET INVESTMENT INCOME	161,289

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	206,717,879
Foreign currency transactions	17,222

206,735,101

Net change in unrealized appreciation (depreciation) on:
Investments	(17,927,014)
Foreign currencies	(7,838)

(17,934,852)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	188,800,249

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$188,961,538

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$161,289	$6,110,835
Net realized gain on investment and foreign currency transactions	206,735,101	68,487,358
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(17,934,852)	127,691,410

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	188,961,538	202,289,603

FUND SHARE TRANSACTIONS:
Fund share sold [11,548,098 and 84,157,666 shares, respectively]	138,392,243	899,397,261
Fund share repurchased [66,042,612 and 47,702,524 shares, respectively]	(812,526,619)	(505,963,048)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(674,134,376)	393,434,213

TOTAL INCREASE (DECREASE) IN NET ASSETS	(485,172,838)	595,723,816
NET ASSETS:
Beginning of period	1,703,108,965	1,107,385,149

End of period	$1,217,936,127	$1,703,108,965

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 98.1%	Shares	Value (Note 2)
Advertising — 1.2%
Omnicom Group, Inc.	66,991	$4,211,724

Aerospace & Defense — 6.1%
Lockheed Martin Corp.	106,090	11,506,521
Northrop Grumman Corp.	40,824	3,380,227
United Technologies Corp.	70,719	6,572,624

		21,459,372

Agriculture — 1.1%
Lorillard, Inc.	91,429	3,993,619

Auto Parts & Equipment — 1.6%
Delphi Automotive PLC (United Kingdom)	47,663	2,416,037
Johnson Controls, Inc.	87,430	3,129,120

		5,545,157

Automobile Manufacturers — 0.2%
General Motors Co.*	22,712	756,537

Beverages — 2.6%
Coca-Cola Enterprises, Inc.	33,105	1,163,972
Diageo PLC (United Kingdom)	198,295	5,686,403
Dr. Pepper Snapple Group, Inc.	32,080	1,473,434
PepsiCo, Inc.	11,944	976,900

		9,300,709

Chemicals — 2.4%
Air Products & Chemicals, Inc.	36,017	3,298,077
PPG Industries, Inc.	36,257	5,308,387

		8,606,464

Commercial Banks — 2.6%
Wells Fargo & Co.	218,578	9,020,714

Commercial Services & Supplies — 1.6%
MasterCard, Inc. (Class A Stock)	2,440	1,401,780
Moody’s Corp.	31,752	1,934,649
Western Union Co. (The)	132,173	2,261,480

		5,597,909

Computer Services & Software — 1.9%
Accenture PLC (Ireland) (Class A Stock)	90,565	6,517,057

Computers & Peripherals — 2.2%
Hewlett-Packard Co.	30,085	746,108
International Business Machines Corp.	36,647	7,003,608

		7,749,716

Construction & Engineering — 0.1%
Fluor Corp.	8,041	476,912

Cosmetics/Personal Care — 0.6%
Procter & Gamble Co. (The)	26,515	2,041,390

Diversified Financial Services — 10.6%
Bank of New York Mellon Corp. (The)	171,958	4,823,422
BlackRock, Inc.	12,079	3,102,491
Franklin Resources, Inc.	19,006	2,585,196
Goldman Sachs Group, Inc. (The)	47,757	7,223,246
JPMorgan Chase & Co.	240,769	12,710,196
NASDAQ OMX Group, Inc. (The)	23,221	761,417
PNC Financial Services Group, Inc.	35,637	2,598,650
State Street Corp	54,050	3,524,602

		37,329,220

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities — 0.3%
PPL Corp.	19,798	$599,087
Public Service Enterprise Group, Inc.	15,640	510,802

		1,109,889

Electrical Equipment — 0.9%
Eaton Corp. PLC (Ireland)	48,958	3,221,926

Electronic Equipment & Instruments — 3.1%
Honeywell International, Inc.	83,262	6,606,007
Thermo Fisher Scientific, Inc.	48,737	4,124,612

		10,730,619

Entertainment & Leisure — 0.7%
Hasbro, Inc.	52,750	2,364,784

Food & Staples Retailing — 6.0%
CVS Caremark Corp.	100,562	5,750,135
Danone SA (France)	46,784	3,521,337
General Mills, Inc.	113,483	5,507,330
J.M. Smucker Co. (The)	9,631	993,438
Kellogg Co.	17,945	1,152,607
Nestle SA (Switzerland)	64,494	4,232,122

		21,156,969

Healthcare Products — 2.5%
Becton, Dickinson and Co.	7,236	715,134
Covidien PLC (Ireland)*	16,840	963,248
Medtronic, Inc.	79,644	4,099,277
St. Jude Medical, Inc.	62,860	2,868,302

		8,645,961

Healthcare Services — 0.5%
Quest Diagnostics, Inc.	26,732	1,620,761

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	24,707	2,445,993

Industrial Conglomerates — 1.0%
Tyco International Ltd. (Switzerland)	109,085	3,594,351

Insurance — 7.2%
ACE Ltd. (Switzerland)	43,846	3,923,340
AON PLC (United Kingdom)	50,697	3,262,352
Chubb Corp. (The)	37,995	3,216,277
MetLife, Inc.	185,939	8,508,569
Travelers Cos., Inc. (The)	78,289	6,256,857

		25,167,395

Machinery — 0.9%
Stanley Black & Decker, Inc.	41,105	3,177,418

Media — 4.2%
Comcast Corp. (Special Class A Stock)	84,136	3,337,675
McGraw Hill Financial, Inc.	27,329	1,453,630
Viacom, Inc. (Class B Stock)	64,907	4,416,921
Walt Disney Co. (The)	88,772	5,605,952

		14,814,178

Miscellaneous Manufacturing — 4.0%
3M Co.	65,661	7,180,030
Danaher Corp.	68,988	4,366,940
Illinois Tool Works, Inc.	15,960	1,103,953
Pentair Ltd. (Switzerland), RegS	24,544	1,415,943

		14,066,866

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels — 6.4%
Apache Corp.	17,978	$1,507,096
Chevron Corp.	52,419	6,203,264
EOG Resources, Inc.	16,537	2,177,592
Exxon Mobil Corp.	79,998	7,227,819
Occidental Petroleum Corp.	59,716	5,328,459

		22,444,230

Pharmaceuticals — 10.0%
Abbott Laboratories	74,051	2,582,899
AbbVie, Inc.	25,491	1,053,798
Express Scripts Holding Co.*	29,110	1,795,796
Johnson & Johnson	148,326	12,735,270
Mallinckrodt PLC (Ireland)*	2,105	95,630
Merck & Co., Inc.	67,916	3,154,698
Pfizer, Inc.	409,845	11,479,758
Roche Holding AG (Switzerland)	8,789	2,181,406
Zoetis, Inc.	3,510	108,424

		35,187,679

Retail & Merchandising — 2.6%
Advance Auto Parts, Inc.	23,480	1,905,872
Kohl’s Corp.	18,282	923,424
Staples, Inc.	47,128	747,450
Target Corp.	80,940	5,573,528

		9,150,274

Semiconductors — 0.6%
Intel Corp.	81,247	1,967,802

Software — 2.0%
Dun & Bradstreet Corp. (The)	9,881	962,903
Fidelity National Information Services, Inc.	12,880	551,779
Fiserv, Inc.*	19,728	1,724,424
Oracle Corp.	129,321	3,972,741

		7,211,847

Telecommunications — 2.4%
AT&T, Inc.	157,073	5,560,384
Verizon Communications, Inc.	57,560	2,897,570

		8,457,954

Tobacco — 4.1%
Altria Group, Inc.	40,226	1,407,508
Philip Morris International, Inc.	149,682	12,965,455

		14,372,963

Transportation — 2.0%
Canadian National Railway Co. (Canada)	15,965	1,552,916
United Parcel Service, Inc. (Class B Stock)	63,945	5,529,964

		7,082,880

Wireless Telecommunication Services — 1.2%
Vodafone Group PLC (United Kingdom)	1,487,717	4,263,343

TOTAL COMMON STOCKS (cost $300,840,386)		344,862,582

PREFERRED STOCKS — 0.3%	Shares	Value (Note 2)
Aerospace & Defense — 0.1%
United Technologies Corp., CVT, 7.500%	9,530	$565,701

Electric Utilities — 0.2%
PPL Corp., CVT, 9.500%	11,406	597,788

TOTAL PREFERRED STOCKS (cost $1,160,338)		1,163,489

TOTAL LONG-TERM INVESTMENTS (cost $302,000,724)		346,026,071

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,036,407)(w)(Note 4)	2,036,407	2,036,407

TOTAL INVESTMENTS — 99.0% (cost $304,037,131)		348,062,478
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		3,433,684

NET ASSETS — 100.0%		$351,496,162

The following abbreviations are used in the Portfolio descriptions:

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
CVT	Convertible Security
NASDAQ	National Association of Securities Dealers Automated Quotations

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$324,977,971	$19,884,611	$—
Preferred Stocks	1,163,489	—	—
Affiliated Money Market Mutual Fund	2,036,407	—	—

Total	$328,177,867	$19,884,611	$—

Fair Value of Level 2 investments at 12/31/12 was $35,674,743. An amount of $6,895,137 was transferred from Level 1 into Level 2 at 06/30/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Diversified Financial Services	10.6%
Pharmaceuticals	10.0
Insurance	7.2
Oil, Gas & Consumable Fuels	6.4
Aerospace & Defense	6.2
Food & Staples Retailing	6.0
Media	4.2
Tobacco	4.1
Miscellaneous Manufacturing	4.0
Electronic Equipment & Instruments	3.1
Beverages	2.6
Retail & Merchandising	2.6
Commercial Banks	2.6
Healthcare Products	2.5
Chemicals	2.4
Telecommunications	2.4
Computers & Peripherals	2.2
Software	2.0
Transportation	2.0

Diversified Financial Services	10.6%
Computer Services & Software	1.9%
Commercial Services & Supplies	1.6
Auto Parts & Equipment	1.6
Wireless Telecommunication Services	1.2
Advertising	1.2
Agriculture	1.1
Industrial Conglomerates	1.0
Electrical Equipment	0.9
Machinery	0.9
Hotels, Restaurants & Leisure	0.7
Entertainment & Leisure	0.7
Cosmetics/Personal Care	0.6
Affiliated Money Market Mutual Fund	0.6
Semiconductors	0.6
Electric Utilities	0.5
Healthcare Services	0.5
Automobile Manufacturers	0.2
Construction & Engineering	0.1

99.0
Other assets in excess of liabilities	1.0

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST MFS LARGE-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $302,000,724)	$346,026,071
Affiliated investments (cost $2,036,407)	2,036,407
Foreign currency, at value (cost $485)	482
Receivable for investments sold	2,722,504
Dividends receivable	588,921
Receivable for fund share sold	272,906
Tax reclaim receivable	129,353
Prepaid expenses	471

Total Assets	351,777,115

LIABILITIES:
Advisory fees payable	121,012
Accrued expenses and other liabilities	78,829
Payable for fund share repurchased	76,852
Distribution fee payable	3,843
Affiliated transfer agent fee payable	417

Total Liabilities	280,953

NET ASSETS	$351,496,162

Net assets were comprised of:
Paid-in capital	$230,614,820
Retained earnings	120,881,342

Net assets, June 30, 2013	$351,496,162

Net asset value and redemption price per share, $351,496,162 / 29,583,765 outstanding shares of beneficial interest	$11.88

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $64,459 foreign withholding tax)	$7,579,120
Affiliated dividend income	8,201

7,587,321

EXPENSES
Advisory fees	2,563,299
Distribution fee	198,304
Shareholder servicing fees and expenses	107,010
Custodian and accounting fees	57,000
Audit fee	12,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 7)	69
Miscellaneous	5,959

Total expenses	2,969,641
Less: shareholder servicing fee waiver	(15,528)

Net expenses	2,954,113

NET INVESTMENT INCOME	4,633,208

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	66,897,748
Foreign currency transactions	(225)

66,897,523

Net change in unrealized appreciation (depreciation) on:
Investments	33,956,781
Foreign currencies	(10,014)

33,946,767

NET GAIN ON INVESTMENTS	100,844,290

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,477,498

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	August 20, 2012* through December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,633,208	$4,647,763
Net realized gain on investment and foreign currency transactions	66,897,523	683,407
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	33,946,767	10,072,674

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	105,477,498	15,403,844

FUND SHARE TRANSACTIONS:
Fund share sold [5,449,070 and 67,906,547 shares, respectively]	60,848,245	680,553,284
Fund share repurchased [40,620,087 and 3,151,765 shares, respectively].	(479,316,858)	(31,469,851)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(418,468,613)	649,083,433

TOTAL INCREASE (DECREASE) IN NET ASSETS	(312,991,115)	664,487,277
NET ASSETS:
Beginning of period	664,487,277	—

End of period	$351,496,162	$664,487,277

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.2%
Northrop Grumman Corp.	45,600	$3,775,680
TransDigm Group, Inc.	62,857	9,854,092

		13,629,772

Auto Parts & Equipment — 1.1%
Delphi Automotive PLC (United Kingdom)	140,300	7,111,807

Automotive Parts — 1.2%
BorgWarner, Inc.*(a)	90,170	7,768,145

Banks — 5.0%
City National Corp.(a)	110,489	7,001,688
KeyCorp.	541,075	5,973,468
M&T Bank Corp.(a)	68,500	7,654,875
Northern Trust Corp.	63,415	3,671,729
TCF Financial Corp.	511,260	7,249,667

		31,551,427

Biotechnology — 1.1%
Life Technologies Corp.*	97,600	7,223,376

Building Materials — 0.6%
Masco Corp.	206,685	4,028,291

Chemicals — 2.6%
Eastman Chemical Co.	106,210	7,435,762
Valspar Corp. (The)	135,250	8,746,617

		16,182,379

Clothing & Apparel — 0.6%
Coach, Inc.	68,814	3,928,591

Commercial Services — 1.7%
Convergys Corp.	405,200	7,062,636
PHH Corp.*(a)	177,000	3,607,260

		10,669,896

Computer Services & Software — 6.5%
Activision Blizzard, Inc.	336,354	4,796,408
Akamai Technologies, Inc.*	99,545	4,235,640
Autodesk, Inc.*	78,045	2,648,847
Computer Sciences Corp.	314,983	13,786,806
Global Payments, Inc.	74,235	3,438,565
Intuit, Inc.	115,595	7,054,763
Synopsys, Inc.*	145,470	5,200,553

		41,161,582

Construction — 3.3%
D.R. Horton, Inc.(a)	308,470	6,564,242
URS Corp.	308,560	14,570,203

		21,134,445

Consumer Products & Services — 0.5%
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	67,605	3,265,998

Containers & Packaging — 4.8%
Bemis Co., Inc.	269,300	10,540,402
Sealed Air Corp.	211,445	5,064,108
Sonoco Products Co.	432,312	14,945,026

		30,549,536

Diversified — 1.1%
Dover Corp.	90,000	6,989,400

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities — 1.1%
Great Plains Energy, Inc.	315,700	$7,115,878

Electronic Components — 0.7%
Flextronics International Ltd. (Singapore)*	538,970	4,171,628

Energy Delivery — 0.6%
Integrys Energy Group, Inc.	61,810	3,617,739

Entertainment & Leisure — 3.7%
Brunswick Corp.(a)	430,462	13,753,261
Mattel, Inc.	212,895	9,646,272

		23,399,533

Financial Services — 2.8%
Eaton Vance Corp.	119,785	4,502,718
IntercontinentalExchange, Inc.*(a)	44,820	7,967,203
Raymond James Financial, Inc.	117,695	5,058,531

		17,528,452

Financial – Bank & Trust — 0.4%
Astoria Financial Corp.	252,545	2,722,435

Food & Staples Retailing — 1.1%
Harris Teeter Supermarkets, Inc.	148,096	6,939,778

Food Products — 0.5%
Hillshire Brands Co.	102,390	3,387,061

Gas Utilities — 1.1%
Energen Corp.	65,500	3,423,030
UGI Corp.	89,500	3,500,345

		6,923,375

Healthcare Equipment & Supplies — 1.6%
Express Scripts Holding Co.*	167,200	10,314,568

Healthcare Products & Services — 0.5%
Humana, Inc.	38,183	3,221,882

Healthcare Providers & Services — 2.7%
Covance, Inc.*(a)	70,620	5,377,007
HCA Holdings, Inc.	191,300	6,898,278
MEDNAX, Inc.*(a)	53,550	4,904,109

		17,179,394

Hotels, Restaurants & Leisure — 2.1%
International Game Technology	170,700	2,852,397
Wyndham Worldwide Corp.	180,500	10,330,015

		13,182,412

Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	165,431	10,308,006

Insurance — 9.1%
Allstate Corp. (The)	297,600	14,320,512
Endurance Specialty Holdings Ltd. (Bermuda)	140,700	7,239,015
HCC Insurance Holdings, Inc.	161,400	6,957,954
Lincoln National Corp.	396,187	14,448,940
Progressive Corp. (The)	207,360	5,271,091
Protective Life Corp.	135,030	5,186,502
Reinsurance Group of America, Inc.	66,155	4,571,972

		57,995,986

Machinery & Equipment — 3.0%
Cummins, Inc.	87,015	9,437,647
Joy Global, Inc.	83,700	4,061,961

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery & Equipment (continued)
Snap-on, Inc.	64,070	$5,726,577

		19,226,185

Manufacturing — 0.4%
Harsco Corp.	115,820	2,685,866

Medical Supplies & Equipment — 0.6%
C.R. Bard, Inc.	35,135	3,818,472

Metal Fabricate/Hardware — 0.4%
Timken Co.	43,758	2,462,700

Metals & Mining — 0.6%
Allegheny Technologies, Inc.(a)	136,901	3,601,865

Office Equipment — 1.1%
Steelcase, Inc. (Class A Stock)	471,400	6,873,012

Oil, Gas & Consumable Fuels — 7.8%
Helix Energy Solutions Group, Inc.*	184,495	4,250,765
Murphy Oil Corp.	235,320	14,328,635
Nabors Industries Ltd. (Bermuda)	247,575	3,790,373
Newfield Exploration Co.*	127,745	3,051,828
ONEOK, Inc.(a)	132,290	5,464,900
QEP Resources, Inc.	258,300	7,175,574
SEACOR Holdings, Inc.(a)	90,600	7,524,330
Whiting Petroleum Corp.*	78,205	3,604,468

		49,190,873

Real Estate — 0.7%
CBRE Group, Inc. (Class A Stock)*	201,568	4,708,628

Real Estate Investment Trusts — 7.1%
American Tower Corp.	158,430	11,592,323
Boston Properties, Inc.	43,645	4,603,238
Capstead Mortgage Corp.	290,300	3,512,630
CBL & Associates Properties, Inc.(a)	316,700	6,783,714
Duke Realty Corp.	812,338	12,664,349
EPR Properties(a)	62,500	3,141,875
MFA Financial, Inc.	353,100	2,983,695

		45,281,824

Restaurants — 2.3%
Darden Restaurants, Inc.	293,690	14,825,471

Retail & Merchandising — 2.7%
Nordstrom, Inc.	120,400	7,216,776
TJX Cos., Inc. (The)	195,200	9,771,712

16,988,488

Semiconductors — 1.1%
International Rectifier Corp.*(a)	33,889	709,636
Xilinx, Inc.	162,165	6,423,356

		7,132,992

Shipbuilding — 1.2%
Huntington Ingalls Industries, Inc.	130,000	7,342,400

Telecommunications — 1.2%
Comtech Telecommunications Corp.	132,894	3,573,520
EchoStar Corp. (Class A Stock)*	109,725	4,291,345

		7,864,865

Transportation — 3.3%
CSX Corp.	276,620	6,414,818
GATX Corp.	85,605	4,060,245

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation (continued)
Werner Enterprises, Inc.	441,200	$10,663,804

		21,138,867

Utilities — 3.4%
PG&E Corp.	238,400	10,902,032
Pinnacle West Capital Corp.	187,000	10,372,890

		21,274,922

TOTAL LONG-TERM INVESTMENTS (cost $517,806,717)		627,620,202

SHORT-TERM INVESTMENT — 13.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $86,589,386; includes $80,514,785 of cash collateral for securities on loan)(b)(w)(Note 4)	86,589,386	86,589,386

TOTAL INVESTMENTS — 112.4% (cost $604,396,103)		714,209,588
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.4)%		(78,891,269)

NET ASSETS — 100.0%		$635,318,319

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $77,964,504; cash collateral of $80,514,785 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$627,620,202	$—	$—
Affiliated Money Market Mutual Fund	86,589,386	—	—

Total	$714,209,588	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (12.7% represents investments purchased with collateral from securities on loan)	13.6%
Insurance	9.1
Oil, Gas & Consumable Fuels	7.8
Real Estate Investment Trusts	7.1
Computer Services & Software	6.5
Banks	5.0
Containers & Packaging	4.8
Entertainment & Leisure	3.7
Utilities	3.4
Transportation	3.3
Construction	3.3
Machinery & Equipment	3.0
Financial Services	2.8
Healthcare Providers & Services	2.7
Retail & Merchandising	2.7
Chemicals	2.6
Restaurants	2.3
Aerospace & Defense	2.2
Hotels, Restaurants & Leisure	2.1
Commercial Services	1.7
Healthcare Equipment & Supplies	1.6
Industrial Conglomerates	1.6
Telecommunications	1.2

Automotive Parts	1.2%
Shipbuilding	1.2
Biotechnology	1.1
Semiconductors	1.1
Electric Utilities	1.1
Auto Parts & Equipment	1.1
Diversified	1.1
Food & Staples Retailing	1.1
Gas Utilities	1.1
Office Equipment	1.1
Real Estate	0.7
Electronic Components	0.7
Building Materials	0.6
Clothing & Apparel	0.6
Medical Supplies & Equipment	0.6
Energy Delivery	0.6
Metals & Mining	0.6
Food Products	0.5
Consumer Products & Services	0.5
Healthcare Products & Services	0.5
Financial – Bank & Trust	0.4
Manufacturing	0.4
Metal Fabricate/Hardware	0.4

112.4
Liabilities in excess of other assets	(12.4)

100.0%

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$77,964,504	$—	$—	$77,964,504

Collateral Amount Pledged/(Received):
Securities on loan				(77,964,504)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $77,964,504:
Unaffiliated investments (cost $517,806,717)	$627,620,202
Affiliated investments (cost $86,589,386)	86,589,386
Receivable for investments sold	1,830,200
Dividends receivable	900,294
Receivable for fund share sold	2,491
Tax reclaim receivable	1,234
Prepaid expenses	531

Total Assets	716,944,338

LIABILITIES:
Payable to broker for collateral for securities on loan	80,514,785
Payable for fund share repurchased	572,631
Advisory fees payable	257,246
Payable for investments purchased	212,724
Accrued expenses and other liabilities	61,302
Distribution fee payable	6,914
Affiliated transfer agent fee payable	417

Total Liabilities	81,626,019

NET ASSETS	$635,318,319

Net assets were comprised of:
Paid-in capital	$451,125,572
Retained earnings	184,192,747

Net assets, June 30, 2013	$635,318,319

Net asset value and redemption price per share, $635,318,319 / 41,741,626 outstanding shares of beneficial interest	$15.22

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income	$5,861,071
Affiliated income from securities lending, net	42,090
Affiliated dividend income	16,106

5,919,267

EXPENSES
Advisory fees	3,364,257
Distribution fee	249,069
Shareholder servicing fees and expenses	110,022
Custodian and accounting fees	45,000
Audit fee	12,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	3,000
Shareholders’ reports	3,000
Loan interest expense (Note 7)	14
Miscellaneous	5,764

Total expenses	3,812,126
Less: shareholder servicing fee waiver	(16,431)

Net expenses	3,795,695

NET INVESTMENT INCOME	2,123,572

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	42,257,230

Net change in unrealized appreciation (depreciation) on:
Investments	48,286,632
Foreign currencies	(18)

48,286,614

NET GAIN ON INVESTMENTS	90,543,844

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,667,416

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$2,123,572	$10,661,127
Net realized gain on investment and foreign currency transactions	42,257,230	19,480,092
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	48,286,614	48,014,421

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	92,667,416	78,155,640

DISTRIBUTIONS	—	(5,303,737)

FUND SHARE TRANSACTIONS:
Fund share sold [3,640,211 and 31,389,543 shares, respectively]	52,576,170	397,981,019
Fund share issued in reinvestment of distributions [0 and 443,456 shares, respectively]	—	5,303,737
Fund share repurchased [12,200,120 and 13,050,433 shares, respectively]	(184,707,365)	(162,198,581)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(132,131,195)	241,086,175

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,463,779)	313,938,078
NET ASSETS:
Beginning of period	674,782,098	360,844,020

End of period	$635,318,319	$674,782,098

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace — 1.3%
BE Aerospace, Inc.*	149,000	$9,398,920

Beverages — 2.5%
Beam, Inc.	115,800	7,308,138
Green Mountain Coffee Roasters, Inc.*(a)	75,500	5,667,030
Monster Beverage Corp.*	80,400	4,885,908

		17,861,076

Biotechnology — 3.3%
Alexion Pharmaceuticals, Inc.*	90,000	8,301,600
ARIAD Pharmaceuticals, Inc.*	235,500	4,118,895
Illumina, Inc.*(a)	154,600	11,570,264

		23,990,759

Chemicals — 2.1%
Airgas, Inc.	120,000	11,455,200
Ashland, Inc.	50,000	4,175,000

		15,630,200

Clothing & Apparel — 1.7%
Hanesbrands, Inc.	124,200	6,386,364
Under Armour, Inc. (Class A Stock)*(a)	95,400	5,696,334

		12,082,698

Commercial Services — 6.9%
Advisory Board Co. (The)*(a)	114,300	6,246,495
Alliance Data Systems Corp.*(a)	56,600	10,246,298
Hertz Global Holdings, Inc.*(a)	234,500	5,815,600
Team Health Holdings, Inc.*	100,300	4,119,321
Towers Watson & Co. (Class A Stock)	92,900	7,612,226
United Rentals, Inc.*(a)	102,800	5,130,748
Verisk Analytics, Inc. (Class A Stock)*	188,800	11,271,360

		50,442,048

Computer Services & Software — 4.8%
CDW Corp.*	212,300	3,953,026
Cerner Corp.*(a)	134,700	12,943,323
Informatica Corp.*	180,000	6,296,400
NetSuite, Inc.*(a)	35,000	3,210,900
salesforce.com, Inc.*(a)	140,000	5,345,200
Synopsys, Inc.*	100,000	3,575,000

		35,323,849

Consumer Products & Services — 1.1%
Church & Dwight Co., Inc.	132,700	8,188,917

Containers & Packaging — 1.0%
Packaging Corp. of America	148,000	7,246,080

Diversified Financial Services — 2.1%
Ocwen Financial Corp.*	195,700	8,066,754
Raymond James Financial, Inc.	170,900	7,345,282

		15,412,036

Electronic Components — 2.2%
AMETEK, Inc.	289,525	12,246,908
Generac Holdings, Inc.	104,300	3,860,143

		16,107,051

Electronics — 1.9%
Amphenol Corp. (Class A Stock)	50,000	3,897,000

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronics (continued)
Trimble Navigation Ltd.*	390,000	$10,143,900

		14,040,900

Environmental Control — 2.0%
Stericycle, Inc.*	128,900	14,234,427

Financial Services — 1.8%
Affiliated Managers Group, Inc.*(a)	81,000	13,279,140

Financial–Bank & Trust — 2.2%
IntercontinentalExchange, Inc.*(a)	64,861	11,529,691
SVB Financial Group*	50,000	4,166,000

		15,695,691

Foods — 1.6%
J.M. Smucker Co. (The)	40,000	4,126,000
Whole Foods Market, Inc.	143,000	7,361,640

		11,487,640

Healthcare Products — 1.6%
Cepheid, Inc.*(a)	110,000	3,786,200
Cooper Cos., Inc. (The)	65,100	7,750,155

		11,536,355

Healthcare Services — 2.1%
Community Health Systems, Inc.	88,500	4,148,880
DaVita HealthCare Partners, Inc.*	65,600	7,924,480
ICON PLC (Ireland)*	90,000	3,188,700

		15,262,060

Hotels, Restaurants & Leisure — 2.7%
Buffalo Wild Wings, Inc.*(a)	69,100	6,782,856
Panera Bread Co. (Class A Stock)*	32,800	6,098,832
Starwood Hotels & Resorts Worldwide, Inc.	108,400	6,849,796

		19,731,484

Household Products/Wares — 1.2%
Fortune Brands Home & Security, Inc.	233,000	9,026,420

Industrial Products — 3.9%
Chart Industries, Inc.*	55,000	5,174,950
Fastenal Co.(a)	203,200	9,316,720
Roper Industries, Inc.	111,800	13,887,796

		28,379,466

Internet Services — 1.3%
Expedia, Inc.	76,000	4,571,400
Splunk, Inc.*	110,300	5,113,508

		9,684,908

Manufacturing — 1.0%
Pall Corp.	110,000	7,307,300

Media — 2.2%
AMC Networks, Inc. (Class A Stock)*	147,500	9,647,975
Discovery Communications, Inc. (Class A Stock)*(a)	85,500	6,601,455

		16,249,430

Oil, Gas & Consumable Fuels — 6.5%
Cabot Oil & Gas Corp.	137,500	9,765,250
Cameron International Corp.*	93,900	5,742,924
Concho Resources, Inc.*	65,000	5,441,800
Core Laboratories NV (Netherlands)	32,900	4,989,614
Denbury Resources, Inc.*	342,900	5,939,028

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.*	92,500	$4,353,975
Oasis Petroleum, Inc.*(a)	148,000	5,752,760
Oceaneering International, Inc.	79,500	5,739,900

		47,725,251

Pharmaceuticals — 4.7%
Actavis, Inc.*	50,000	6,311,000
BioMarin Pharmaceutical, Inc.*	95,000	5,300,050
Catamaran Corp. (Canada)*	207,200	10,094,784
Onyx Pharmaceuticals, Inc.*	50,200	4,358,364
Perrigo Co.	67,100	8,119,100

		34,183,298

Real Estate Management & Development — 1.7%
Jones Lang LaSalle, Inc.	107,300	9,779,322
Realogy Holdings Corp.	60,000	2,882,400

		12,661,722

Retail & Merchandising — 14.7%
Cabela’s, Inc.*(a)	109,800	7,110,648
Dick’s Sporting Goods, Inc.	180,900	9,055,854
Dollar Tree, Inc.*	166,400	8,459,776
Fifth & Pacific Cos., Inc.*	291,600	6,514,344
GameStop Corp. (Class A Stock)	100,000	4,203,000
Lululemon Athletica, Inc.*(a)	55,000	3,603,600
Michael Kors Holdings Ltd. (British Virgin Islands)*	50,000	3,101,000
O’Reilly Automotive, Inc.*	81,400	9,167,268
PriceSmart, Inc.(a)	89,500	7,842,885
PVH Corp.	66,100	8,265,805
Ross Stores, Inc.	116,800	7,569,808
Tile Shop Holdings, Inc.*	107,500	3,113,200
Tractor Supply Co.	84,500	9,938,045
Ulta Salon Cosmetics & Fragrance, Inc.*	25,300	2,534,048
Urban Outfitters, Inc.*	225,600	9,073,632
Williams-Sonoma, Inc.(a)	139,600	7,802,244

		107,355,157

Semiconductors — 3.2%
Avago Technologies Ltd. (Singapore)	265,000	9,905,700
Cavium, Inc.*(a)	209,700	7,417,089
Microchip Technology, Inc.(a)	162,500	6,053,125

		23,375,914

Software — 5.6%
ANSYS, Inc.*	127,000	9,283,700
Aspen Technology, Inc.*	228,600	6,581,394
Citrix Systems, Inc.*	84,500	5,097,885
Concur Technologies, Inc.*(a)	72,000	5,859,360
Electronic Arts, Inc.*	150,000	3,445,500
Red Hat, Inc.*	107,900	5,159,778
Ultimate Software Group, Inc.*	45,700	5,360,153

		40,787,770

Specialty Retail — 1.0%
DSW, Inc. (Class A Stock)	100,000	7,347,000

Telecommunications — 3.6%
Crown Castle International Corp.*	142,000	10,279,380

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications (continued)
SBA Communications Corp. (Class A Stock)*(a)	215,000	$15,935,800

		26,215,180

Transportation — 4.3%
Canadian Pacific Railway Ltd. (Canada)	59,700	7,246,386
J.B. Hunt Transport Services, Inc.	150,000	10,836,000
Kansas City Southern	67,100	7,109,916
LKQ Corp.*	227,100	5,847,825

		31,040,127

TOTAL LONG-TERM INVESTMENTS (cost $550,683,815)		728,290,274

SHORT-TERM INVESTMENT — 20.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $150,987,105; includes $148,190,853 of cash collateral for securities on loan)(b)(w)(Note 4)	150,987,105	150,987,105

TOTAL INVESTMENTS — 120.5% (cost $701,670,920)		879,277,379
LIABILITIES IN EXCESS OF OTHER ASSETS — (20.5)%		(149,438,283)

NET ASSETS — 100.0%		$729,839,096

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $144,468,333; cash collateral of $148,190,853 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$728,290,274	$—	$—
Affiliated Money Market Mutual Fund	150,987,105	—	—

Total	$879,277,379	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (20.3% represents investments purchased with collateral from securities on loan)	20.7%
Retail & Merchandising	14.7
Commercial Services	6.9
Oil, Gas & Consumable Fuels	6.5
Software	5.6
Computer Services & Software	4.8
Pharmaceuticals	4.7
Transportation	4.3
Industrial Products	3.9
Telecommunications	3.6
Biotechnology	3.3
Semiconductors	3.2
Hotels, Restaurants & Leisure	2.7
Beverages	2.5
Media	2.2
Electronic Components	2.2
Financial – Bank & Trust	2.2
Chemicals	2.1
Diversified Financial Services	2.1
Healthcare Services	2.1
Environmental Control	2.0
Electronics	1.9
Financial Services	1.8
Real Estate Management & Development	1.7
Clothing & Apparel	1.7
Healthcare Products	1.6
Foods	1.6
Internet Services	1.3
Aerospace	1.3
Household Products/Wares	1.2
Consumer Products & Services	1.1
Specialty Retail	1.0
Manufacturing	1.0
Containers & Packaging	1.0

120.5
Liabilities in excess of other assets	(20.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$144,468,333	$—	$—	$144,468,333

Collateral Amount Pledged/(Received):
Securities on loan				(144,468,333)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $144,468,333:
Unaffiliated investments (cost $550,683,815)	$728,290,274
Affiliated investments (cost $150,987,105)	150,987,105
Receivable for investments sold	4,452,713
Dividends receivable	136,387
Receivable for fund share sold	50,231
Prepaid expenses	588

Total Assets	883,917,298

LIABILITIES:
Payable to broker for collateral for securities on loan	148,190,853
Payable for investments purchased	5,164,640
Payable for fund share repurchased	361,231
Advisory fees payable	290,760
Accrued expenses and other liabilities	62,377
Distribution fee payable	7,924
Affiliated transfer agent fee payable	417

Total Liabilities	154,078,202

NET ASSETS	$729,839,096

Net assets were comprised of:	$643,957,913
Paid-in capital
Retained earnings	85,881,183

Net assets, June 30, 2013	$729,839,096

Net asset value and redemption price per share, $729,839,096 / 26,813,780 outstanding shares of beneficial interest	$27.22

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $9,228 foreign withholding tax)	$1,794,741
Affiliated income from securities lending, net	83,439
Affiliated dividend income	20,294

1,898,474

EXPENSES
Advisory fees	3,214,205
Distribution fee	255,076
Shareholder servicing fees and expenses	107,492
Custodian and accounting fees	43,000
Audit fee	11,000
Trustees’ fees	8,000
Legal fees and expenses	7,000
Commitment fee on syndicated credit agreement	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Insurance expenses	3,000
Shareholders’ reports	3,000
Miscellaneous	9,051

Total expenses	3,668,824
Less: shareholder servicing fee waiver	(15,672)

Net expenses	3,653,152

NET INVESTMENT LOSS	(1,754,678)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	19,704,679
Net change in unrealized appreciation (depreciation) on investments	58,819,253

NET GAIN ON INVESTMENTS	78,523,932

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$76,769,254

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(1,754,678)	$(2,184,746)
Net realized gain on investment transactions	19,704,679	51,569,287
Net change in unrealized appreciation (depreciation) on investments	58,819,253	20,360,646

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	76,769,254	69,745,187

FUND SHARE TRANSACTIONS:
Fund share sold [3,574,404 and 10,136,782 shares, respectively]	95,372,063	240,574,346
Fund share repurchased [4,526,515 and 8,283,148 shares, respectively]	(120,197,723)	(195,167,635)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(24,825,660)	45,406,711

TOTAL INCREASE IN NET ASSETS	51,943,594	115,151,898
NET ASSETS:
Beginning of period	677,895,502	562,743,604

End of period	$729,839,096	$677,895,502

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 4.2%
Exelis, Inc.	27,300	$376,467
General Dynamics Corp.	68,500	5,365,605
L-3 Communications Holdings, Inc.	53,900	4,621,386
Northrop Grumman Corp.	40,300	3,336,840
Raytheon Co.	38,000	2,512,560
Rockwell Collins, Inc.	80,900	5,129,869
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	164,900	3,542,052

		24,884,779

Agriculture — 0.7%
Archer-Daniels-Midland Co.	75,500	2,560,205
Bunge Ltd. (Bermuda)	20,600	1,457,862

		4,018,067

Auto Parts & Related — 2.5%
Autoliv, Inc.(a)	53,600	4,148,104
Federal-Mogul Corp.*	60,300	615,663
Goodyear Tire & Rubber Co. (The)*	99,500	1,521,355
Lear Corp.	85,400	5,163,284
TRW Automotive Holdings Corp.*	50,800	3,375,152

		14,823,558

Biotechnology — 0.6%
United Therapeutics Corp.*(a)	56,100	3,692,502

Chemicals — 2.9%
Agrium, Inc. (Canada)	37,870	3,293,175
Ashland, Inc.	42,600	3,557,100
Cabot Corp.	50,800	1,900,936
CF Industries Holdings, Inc.	14,700	2,521,050
Eastman Chemical Co.	16,300	1,141,163
Huntsman Corp.	261,400	4,328,784

		16,742,208

Commercial Banks — 5.2%
Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	97,500	2,183,025
BB&T Corp.	83,300	2,822,204
Comerica, Inc.	84,300	3,357,669
Fifth Third Bancorp	288,900	5,214,645
Huntington Bancshares, Inc.	979,300	7,716,884
KeyCorp.	366,400	4,045,056
PNC Financial Services Group, Inc.	22,600	1,647,992
Regions Financial Corp.	363,000	3,459,390

		30,446,865

Commercial Services & Supplies — 3.2%
ADT Corp. (The)*(a)	60,200	2,398,970
Convergys Corp.	152,500	2,658,075
Corrections Corp. of America	148,404	5,026,444
Lender Processing Services, Inc.	48,700	1,575,445
RR Donnelley & Sons Co.(a)	129,000	1,807,290
Western Union Co. (The)	306,300	5,240,793

		18,707,017

Computer Hardware — 1.9%
Lexmark International, Inc. (Class A Stock)(a)	62,700	1,916,739
Seagate Technology PLC (Ireland)	103,300	4,630,939

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computer Hardware (continued)
Western Digital Corp.	71,700	$4,451,853

		10,999,531

Computer Services & Software — 0.8%
Fidelity National Information Services, Inc.	113,300	4,853,772

Construction & Engineering — 1.8%
Engility Holdings, Inc.*	10,300	292,726
KBR, Inc.	147,300	4,787,250
McDermott International, Inc. (Panama)*	128,000	1,047,040
Tutor Perini Corp.*	113,100	2,045,979
URS Corp.	50,600	2,389,332

		10,562,327

Consumer Products & Services — 1.5%
Avery Dennison Corp.	107,250	4,586,010
Whirlpool Corp.	38,100	4,357,116

		8,943,126

Containers & Packaging — 1.3%
Boise, Inc.	256,200	2,187,948
Domtar Corp.	25,100	1,669,150
Owens-Illinois, Inc.*	70,600	1,961,974
Rock-Tenn Co. (Class A Stock)	19,000	1,897,720

		7,716,792

Diversified Financial Services — 2.5%
Discover Financial Services	59,700	2,844,108
Nelnet, Inc. (Class A Stock)	76,900	2,775,321
State Street Corp.	142,600	9,298,946

		14,918,375

Diversified Manufacturing Operations — 0.9%
ITT Corp.	170,700	5,020,287

Electric — 6.0%
AES Corp. (The)	499,900	5,993,801
Ameren Corp.	104,300	3,592,092
Edison International	51,700	2,489,872
Entergy Corp.	65,500	4,564,040
NV Energy, Inc.	209,400	4,912,524
Pinnacle West Capital Corp.	70,500	3,910,635
Portland General Electric Co.	124,600	3,811,514
Public Service Enterprise Group, Inc.	177,200	5,787,352

		35,061,830

Electronic Components & Equipment — 1.0%
Energizer Holdings, Inc.(a)	42,000	4,221,420
Tech Data Corp.*	41,100	1,935,399

		6,156,819

Electronic Equipment & Instruments — 0.9%
Ingram Micro, Inc. (Class A Stock)*	102,900	1,954,071
TE Connectivity Ltd. (Switzerland)	68,200	3,105,828

		5,059,899

Electronics — 1.2%
Flextronics International Ltd. (Singapore)*	491,300	3,802,662
Tyco International Ltd. (Switzerland)	92,600	3,051,170

		6,853,832

Energy Services — 0.7%
Covanta Holding Corp.	219,700	4,398,394

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Entertainment — 0.9%
Dolby Laboratories, Inc. (Class A Stock)(a)	126,000	$4,214,700
International Game Technology	54,692	913,903

		5,128,603

Environmental Control — 0.5%
Republic Services, Inc.	89,500	3,037,630

Finance – Leasing — 0.4%
Aircastle Ltd. (Bermuda)	128,800	2,059,512

Financial Services — 2.0%
Ameriprise Financial, Inc.	73,900	5,977,032
BankUnited, Inc.	134,800	3,506,148
Capital One Financial Corp.	31,500	1,978,515

		11,461,695

Food & Staples Retailing — 3.1%
CVS Caremark Corp.	83,600	4,780,248
Safeway, Inc.(a)	576,650	13,643,539

		18,423,787

Foods — 1.5%
Fresh Del Monte Produce, Inc. (Cayman Islands)	77,500	2,160,700
Kroger Co. (The)	126,300	4,362,402
Smithfield Foods, Inc.*(a)	72,022	2,358,721

		8,881,823

Healthcare Equipment & Supplies — 1.5%
Zimmer Holdings, Inc.	117,800	8,827,932

Healthcare Products — 1.5%
Covidien PLC (Ireland)	78,400	4,926,656
Greatbatch, Inc.*	44,900	1,472,271
St. Jude Medical, Inc.	57,300	2,614,599

		9,013,526

Healthcare Services — 1.8%
Aetna, Inc.	71,300	4,530,402
Community Health Systems, Inc.	53,100	2,489,328
Humana, Inc.	28,700	2,421,706
Select Medical Holdings Corp.	172,700	1,416,140

		10,857,576

Home Furnishings — 0.4%
Harman International Industries, Inc.	48,000	2,601,600

Insurance — 7.1%
Aflac, Inc.	36,700	2,133,004
Allstate Corp. (The)	70,800	3,406,896
American Financial Group, Inc.	74,500	3,643,795
Aspen Insurance Holdings Ltd. (Bermuda)	49,500	1,835,955
Endurance Specialty Holdings Ltd. (Bermuda)	38,500	1,980,825
Hartford Financial Services Group, Inc. (The)	99,800	3,085,816
HCC Insurance Holdings, Inc.	50,000	2,155,500
Lincoln National Corp.	83,500	3,045,245
Maiden Holdings Ltd. (Bermuda)	189,700	2,128,434
Montpelier Re Holdings Ltd. (Bermuda)	84,700	2,118,347
PartnerRe Ltd. (Bermuda)	30,900	2,798,304
Platinum Underwriters Holdings Ltd. (Bermuda)	31,300	1,790,986
Principal Financial Group, Inc.	82,900	3,104,605

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
StanCorp Financial Group, Inc.	36,300	$1,793,583
Unum Group	147,900	4,343,823
Validus Holdings Ltd. (Bermuda)	63,800	2,304,456

		41,669,574

Internet Services — 0.8%
Symantec Corp.	197,900	4,446,813

Leisure Equipment & Products — 0.3%
LeapFrog Enterprises, Inc.*(a)	158,091	1,555,615

Machinery & Equipment — 1.3%
AGCO Corp.	92,900	4,662,651
Briggs & Stratton Corp.(a)	70,400	1,393,920
Cummins, Inc.	12,700	1,377,442

		7,434,013

Manufacturing — 0.3%
Crane Co.	32,151	1,926,488

Media — 0.6%
Gannett Co., Inc.	93,900	2,296,794
Scholastic Corp.(a)	35,500	1,039,795

		3,336,589

Metals & Mining — 0.9%
Reliance Steel & Aluminum Co.	36,000	2,360,160
Timken Co.	48,600	2,735,208

		5,095,368

Office Equipment & Supplies — 0.8%
Pitney Bowes, Inc.(a)	99,400	1,459,192
Xerox Corp.	360,200	3,267,014

		4,726,206

Oil, Gas & Consumable Fuels — 7.0%
Cameron International Corp.*	59,800	3,657,368
CenterPoint Energy, Inc.	213,700	5,019,813
Devon Energy Corp.	82,600	4,285,288
Energy Transfer Partners LP(a)	27,259	1,377,670
Hess Corp.	59,600	3,962,804
Marathon Oil Corp.	91,500	3,164,070
Marathon Petroleum Corp.	53,300	3,787,498
Murphy Oil Corp.	66,100	4,024,829
Southwestern Energy Co.*	55,600	2,031,068
Superior Energy Services, Inc.*	42,430	1,100,634
Tesoro Corp.	80,900	4,232,688
Valero Energy Corp.	121,200	4,214,124
W&T Offshore, Inc.	19,100	272,939

		41,130,793

Pharmaceuticals — 3.2%
Cardinal Health, Inc.	166,300	7,849,360
Endo Health Solutions, Inc.*	34,800	1,280,292
McKesson Corp.	9,700	1,110,650
Omnicare, Inc.(a)	124,800	5,954,208
USANA Health Sciences, Inc.*(a)	33,800	2,446,444

		18,640,954

Printing & Publishing — 0.3%
Consolidated Graphics, Inc.*	33,300	1,565,433

Real Estate Investment Trusts — 5.6%
Brandywine Realty Trust(a)	253,400	3,425,968

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
CBL & Associates Properties, Inc.	124,500	$2,666,790
CommonWealth REIT(a)	160,900	3,720,008
Hospitality Properties Trust	142,300	3,739,644
Lexington Realty Trust(a)	274,800	3,209,664
MFA Financial, Inc.	292,900	2,475,005
Pennsylvania Real Estate Investment Trust	86,300	1,629,344
PennyMac Mortgage Investment Trust	88,000	1,852,400
Silver Bay Realty Trust Corp.	8,534	141,323
Starwood Property Trust, Inc.	204,500	5,061,375
Sunstone Hotel Investors, Inc.*	260,500	3,146,840
Two Harbors Investment Corp.	174,800	1,791,700

		32,860,061

Restaurants
Bob Evans Farms, Inc.	4,600	216,108

Retail & Merchandising — 7.0%
Best Buy Co., Inc.	374,500	10,235,085
CST Brands, Inc.*(a)	16,122	496,719
Dillard’s, Inc. (Class A Stock)	25,300	2,073,841
Express, Inc.*	180,800	3,791,376
Foot Locker, Inc.	49,800	1,749,474
GameStop Corp. (Class A Stock)	103,100	4,333,293
Kohl’s Corp.	178,797	9,031,036
Macy’s, Inc.	55,700	2,673,600
RadioShack Corp.(a)	107,700	340,332
Stage Stores, Inc.(a)	49,700	1,167,950
Staples, Inc.	346,000	5,487,560

		41,380,266

Security & Alarm Services — 0.6%
Brink’s Co. (The)	141,328	3,605,277

Semiconductors — 0.7%
Amkor Technology, Inc.*	321,928	1,355,317
GT Advanced Technologies, Inc.*(a)	147,900	613,785
Marvell Technology Group Ltd. (Bermuda)	203,400	2,381,814

		4,350,916

Software — 3.4%
Allscripts Healthcare Solutions, Inc.*	11,250	145,575
BMC Software, Inc.*	103,600	4,676,504
CA, Inc.	130,200	3,727,626
Check Point Software Technologies Ltd. (Israel)*(a)	77,400	3,845,232
Nuance Communications, Inc.*	263,400	4,841,292
VeriFone Systems, Inc.*	171,100	2,876,191

		20,112,420

Telecommunications — 2.4%
Amdocs Ltd. (Guernsey)	211,900	7,859,371
Comtech Telecommunications Corp.	45,646	1,227,421
Harris Corp.	74,700	3,678,975
Vonage Holdings Corp.*	479,900	1,358,117

		14,123,884

Thrifts & Mortgage Finance — 1.0%
People’s United Financial, Inc.(a)	384,600	5,730,540

Utilities — 0.5%
American Electric Power Co., Inc	65,800	2,946,524

TOTAL COMMON STOCKS (cost $461,124,674)		571,007,506

RIGHTS*	Units	Value (Note 2)
Auto Parts & Related
Federal Mogul, expiring 07/09/13 (cost $0)	47,500	$8,075

TOTAL LONG-TERM INVESTMENTS (cost $461,124,674)		571,015,581

SHORT-TERM INVESTMENT — 13.7%	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $80,589,440; includes $66,407,766 of cash collateral for securities on loan)(b)(w)(Note 4)	80,589,440	80,589,440

TOTAL INVESTMENTS — 110.9% (cost $541,714,114)		651,605,021
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.9)%		(64,000,863)

NET ASSETS — 100.0%		$587,604,158

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,628,112; cash collateral of $66,407,766 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for securities in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$571,007,506	$—	$—
Rights	8,075	—	—
Affiliated Money Market Mutual Fund	80,589,440	—	—

Total	$651,605,021	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (11.3% represents investments purchased with collateral from securities on loan)	13.7%
Insurance	7.1
Retail & Merchandising	7.0
Oil, Gas & Consumable Fuels	7.0
Electric	6.0
Real Estate Investment Trusts	5.6
Commercial Banks	5.2
Aerospace & Defense	4.2
Software	3.4
Commercial Services & Supplies	3.2
Pharmaceuticals	3.2
Food & Staples Retailing	3.1
Chemicals	2.9
Diversified Financial Services	2.5
Auto Parts & Related	2.5
Telecommunications	2.4
Financial Services	2.0
Computer Hardware	1.9
Healthcare Services	1.8
Construction & Engineering	1.8
Healthcare Products	1.5
Consumer Products & Services	1.5
Foods	1.5
Healthcare Equipment & Supplies	1.5
Containers & Packaging	1.3
Machinery & Equipment	1.3
Electronics	1.2
Electronic Components & Equipment	1.0
Thrifts & Mortgage Finance	1.0
Entertainment	0.9
Metals & Mining	0.9
Electronic Equipment & Instruments	0.9
Diversified Manufacturing Operations	0.9
Computer Services & Software	0.8
Office Equipment & Supplies	0.8
Internet Services	0.8
Energy Services	0.7
Semiconductors	0.7
Agriculture	0.7
Biotechnology	0.6
Security & Alarm Services	0.6
Media	0.6

Environmental Control	0.5%
Utilities	0.5
Home Furnishings	0.4
Finance – Leasing	0.4
Manufacturing	0.3
Printing & Publishing	0.3
Leisure Equipment & Products	0.3

110.9
Liabilities in excess of other assets	(10.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effects of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Asset and Liabilities and the Statement of Operations is presented in the summary below.

Fair values of derivative instruments at June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$8,075	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights
Equity contracts	$1,899

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights
Equity contracts	$8,075

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$64,628,112	$—	$—	$64,628,112
Collateral Amount Pledged/(Received):
Securities on loan				(64,628,112)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $64,628,112:
Unaffiliated investments (cost $461,124,674)	$571,015,581
Affiliated investments (cost $80,589,440)	80,589,440
Receivable for investments sold	6,400,754
Dividends receivable	1,095,573
Receivable for fund share sold	440,848
Prepaid expenses	8,487

Total Assets	659,550,683

LIABILITIES:
Payable to broker for collateral for securities on loan	66,407,766
Payable for investments purchased	3,914,710
Payable for fund share repurchased	1,320,782
Advisory fees payable	231,804
Accrued expenses and other liabilities	64,690
Distribution fee payable	6,356
Affiliated transfer agent fee payable	417

Total Liabilities	71,946,525

NET ASSETS	$587,604,158

Net assets were comprised of:
Paid-in capital	$435,668,001
Retained earnings	151,936,157

Net assets, June 30, 2013	$587,604,158

Net asset value and redemption price per share, $587,604,158 / 28,980,134 outstanding shares of beneficial interest	$20.28

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $3,918 foreign withholding tax)	$6,567,911
Affiliated income from securities lending, net	353,115
Affiliated dividend income	19,977

6,941,003

EXPENSES
Advisory fees	2,514,548
Distribution fee	202,979
Shareholder servicing fees and expenses	80,113
Custodian and accounting fees	40,000
Audit fee	12,000
Trustees’ fees	7,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	2,000
Loan interest expense (Note 7)	612
Miscellaneous	7,155

Total expenses	2,881,407
Less: shareholder servicing fee waiver	(7,458)

Net expenses	2,873,949

NET INVESTMENT INCOME	4,067,054

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	26,559,240
Net change in unrealized appreciation (depreciation) on investments	67,342,945

NET GAIN ON INVESTMENTS	93,902,185

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$97,969,239

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,067,054	$8,003,184
Net realized gain on investment transactions	26,559,240	23,549,570
Net change in unrealized appreciation (depreciation) on investments	67,342,945	39,990,487

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	97,969,239	71,543,241

DISTRIBUTIONS	—	(4,917,857)

FUND SHARE TRANSACTIONS:
Fund share sold [2,358,636 and 6,992,173 shares, respectively]	45,181,122	110,553,331
Fund share issued in reinvestment of distributions [0 and 328,734 shares, respectively]	—	4,917,857
Fund share repurchased [2,563,894 and 6,991,827 shares, respectively]	(50,345,894)	(109,880,431)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(5,164,772)	5,590,757

TOTAL INCREASE IN NET ASSETS	92,804,467	72,216,141
NET ASSETS:
Beginning of period	494,799,691	422,583,550

End of period	$587,604,158	$494,799,691

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 91.8%	Shares	Value (Note 2)
Argentina — 0.7%
Arcos Dorados Holdings, Inc. (Class A Stock)	41,300	$482,384
Banco Macro SA, ADR*(a)	18,290	262,461
BBVA Banco Frances SA, ADR*	54,800	205,500
Cresud SACIF y A, ADR	23,301	173,126
Grupo Financiero Galicia SA, ADR(a)	56,130	287,947
IRSA Inversiones y Representaciones SA, ADR	13,380	99,413
MercadoLibre, Inc.	11,500	1,239,240
Pampa Energia SA, ADR*	44,400	143,412
Petrobras Argentina SA (Class B Stock)(g)	96,144	51,051
Petrobras Argentina SA, ADR	290,488	1,051,567
Telecom Argentina SA, ADR(a)	51,730	769,742
Transportadora de Gas del Sur SA, ADR(g)	68,030	119,733

		4,885,576

Botswana — 0.8%
Barclays Bank of Botswana Ltd.(g)	272,230	212,704
Botswana Insurance Holdings Ltd.(g)	425,050	521,323
First National Bank of Botswana(g)	2,827,716	1,204,996
Letshego Holdings Ltd.(g)	8,368,728	2,247,213
Sechaba Breweries Ltd.(g)	464,634	922,725
Standard Chartered Bank Botswana Ltd.(g)	245,110	326,515

		5,435,476

Brazil — 3.2%
ALL - America Latina Logistica SA	109,600	465,641
Banco Bradesco SA, ADR	7,560	98,356
Banco do Brasil SA	98,775	977,856
Banco Santander Brasil SA	73,700	448,208
BM&FBovespa SA	130,799	718,666
BR Malls Participacoes SA	33,100	295,940
BR Properties SA	20,100	170,702
BRF SA	57,360	1,239,306
Brookfield Incorporacoes SA*	226,200	155,102
CCR SA	127,400	1,014,016
CETIP SA - Mercados Organizados	35,500	360,990
Cia de Saneamento Basico do Estado de Sao Paulo	7,200	74,344
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	46,200	480,942
Cia de Saneamento de Minas Gerais-COPASA	19,000	308,074
Cia Energetica de Minas Gerais, ADR(a)	75,782	679,765
Cia Hering	25,600	361,740
Cia Paranaense de Energia, ADR	15,400	191,268
Cia Siderurgica Nacional SA	52,700	142,416
Cielo SA	55,416	1,388,535
Cosan SA Industria e Comercio	13,900	267,989
CPFL Energia SA	8,200	75,042
CPFL Energia SA, ADR	13,800	252,402
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,600	155,268
Diagnosticos da America SA	35,600	184,274
EcoRodovias Infraestrutura e Logistica SA	22,700	158,804
EDP - Energias do Brasil SA	41,100	206,297
Embraer SA, ADR	25,400	937,006
Even Construtora e Incorporadora SA	64,600	230,740
Hypermarcas SA	29,500	191,965

COMMON STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
Iochpe-Maxion SA	19,300	$209,923
JBS SA	102,267	293,782
Light SA	26,100	181,303
Localiza Rent A Car SA	27,615	390,460
Lojas Renner SA	10,300	295,011
Marfrig Alimentos SA*	85,440	281,820
MRV Engenharia e Participacoes SA	39,900	117,661
Multiplan Empreendimentos Imobiliarios SA	13,200	307,676
Natura Cosmeticos SA	15,100	330,240
OGX Petroleo e Gas Participacoes SA*	243,700	86,281
PDG Realty SA Empreendimentos e Participacoes	162,300	151,291
Petroleo Brasileiro SA, ADR(a)	193,300	2,833,778
Qualicorp SA*	31,200	237,564
Souza Cruz SA	38,900	480,290
Tim Participacoes SA	195,333	716,079
Totvs SA	24,500	381,661
Tractebel Energia SA	27,600	429,087
Ultrapar Participacoes SA	29,900	713,816
WEG SA	37,600	475,024

		21,144,401

Bulgaria — 0.3%
CB First Investment Bank AD*(g)	155,563	199,818
Central Cooperative Bank AD*(g)	87,402	55,261
Chimimport AD*(g)	265,946	235,936
Corporate Commercial Bank AD*(g)	3,940	227,625
Industrial Holding Bulgaria PLC*(g)	72,512	42,951
MonBat AD(g)	48,227	224,613
Olovno Tzinkov Komplex AD*(g)	9,086	949
Petrol AD*(g)	90,727	272,927
Sopharma AD Sofia(g)	197,237	413,062

		1,673,142

Chile — 3.0%
Administradora de Fondos de Pensiones Provida SA, ADR	4,900	417,970
AES Gener SA	507,000	330,316
Aguas Andinas SA (Class A Stock)	561,800	400,188
Almendral SA(g)	2,494,900	307,903
Antarchile SA	30,700	453,203
Banco de Chile	8,826,696	1,273,490
Banco de Credito e Inversiones	12,463	733,503
Banco Santander Chile	15,576,750	958,121
Banmedica SA	110,559	235,024
Besalco SA	115,400	165,247
CAP SA	20,750	460,703
Cencosud SA	212,022	1,055,832
Cia Cervecerias Unidas SA, ADR(a)	13,450	384,805
Cia General de Electricidad SA	56,510	350,372
Colbun SA	1,591,750	417,950
CorpBanca SA	66,000,900	759,975
E.CL SA	98,700	167,074
Embotelladora Andina SA (Class B Stock), ADR	9,150	314,577
Empresa Nacional de Electricidad SA	627,100	922,042
Empresas CMPC SA	291,220	898,222
Empresas COPEC SA	120,150	1,572,675
Enersis SA	2,929,600	965,289
ENTEL Chile SA	23,550	394,006

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chile (continued)
Forus SA	18,500	$105,454
Latam Airlines Group SA, ADR(a)	59,550	1,005,799
Masisa SA	2,748,650	248,869
Parque Arauco SA	155,300	339,303
Quinenco SA	97,600	268,950
Ripley Corp. SA	341,500	300,464
SACI Falabella	156,550	1,694,764
Salfacorp SA	212,800	274,351
Sigdo Koppers SA	133,519	265,409
Sociedad Quimica y Minera de Chile SA, ADR(a)	24,300	981,720
Sonda SA	161,925	471,704
Vina Concha y Toro SA	139,650	272,829

		20,168,103

China — 9.0%
AAC Technologies Holdings, Inc.	86,500	485,306
Agricultural Bank of China Ltd. (Class H Stock)	1,444,000	590,291
Air China Ltd. (Class H Stock)	390,000	279,195
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	338,545
Anhui Conch Cement Co. Ltd. (Class H Stock)	132,000	354,868
AviChina Industry & Technology Co. Ltd. (Class H Stock)	692,000	355,235
Baidu, Inc., ADR*	21,800	2,060,754
Bank of China Ltd. (Class H Stock)	4,149,000	1,699,700
Bank of Communications Co. Ltd. (Class H Stock)	649,800	416,394
BBMG Corp. (Class H Stock)	342,000	208,703
Beijing Capital International Airport Co. Ltd. (Class H Stock)	506,000	328,162
Beijing Enterprises Holdings Ltd.	29,000	208,883
Brilliance China Automotive Holdings Ltd.*	350,000	389,454
BYD Co. Ltd. (Class H Stock)*	59,000	193,454
Chaoda Modern Agriculture Holdings Ltd.*	821,520	—
China Agri-Industries Holdings Ltd.	804,000	350,354
China CITIC Bank Corp. Ltd. (Class H Stock)	772,000	354,644
China Coal Energy Co. Ltd. (Class H Stock)	437,000	227,315
China Communications Construction Co. Ltd. (Class H Stock)*	460,000	357,574
China Communications Services Corp. Ltd. (Class H Stock)	396,000	248,417
China Construction Bank Corp. (Class H Stock)	4,932,670	3,466,279
China Everbright Ltd.	172,000	224,790
China High Speed Transmission Equipment Group Co. Ltd.*	619,000	279,153
China Life Insurance Co. Ltd. (Class H Stock)	397,000	924,025
China Longyuan Power Group Corp. (Class H Stock)	395,000	406,119
China Mengniu Dairy Co. Ltd.	158,000	563,993
China Merchants Bank Co. Ltd. (Class H Stock)	270,269	448,734
China Merchants Holdings International Co. Ltd.	148,000	457,820

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Minsheng Banking Corp Ltd. (Class H Stock)	349,000	$339,852
China Mobile Ltd.	543,000	5,623,772
China National Building Material Co. Ltd. (Class H Stock)	516,000	459,029
China Oilfield Services Ltd. (Class H Stock)	138,000	268,394
China Overseas Land & Investment Ltd.	254,720	663,151
China Pacific Insurance Group Co. Ltd. (Class H Stock)	107,400	340,488
China Petroleum & Chemical Corp. (Class H Stock)	2,431,000	1,701,128
China Railway Group Ltd. (Class H Stock)	363,000	166,781
China Resources Enterprise Ltd.	178,000	557,162
China Resources Land Ltd.	128,000	347,757
China Resources Power Holdings Co. Ltd.	187,400	447,762
China Shanshui Cement Group Ltd.	551,000	246,034
China Shenhua Energy Co. Ltd. (Class H Stock)	307,500	781,688
China Shipping Container Lines Co. Ltd. (Class H Stock)*	1,105,000	286,388
China Shipping Development Co. Ltd. (Class H Stock)*	590,000	256,820
China Taiping Insurance Holdings Co. Ltd.*	119,600	183,966
China Telecom Corp. Ltd. (Class H Stock)	1,682,000	802,198
China Unicom Hong Kong Ltd.	564,052	742,237
China Vanke Co. Ltd. (Class B Stock)	136,500	242,549
China Yurun Food Group Ltd.*	741,000	448,701
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	349,504	412,210
CITIC Pacific Ltd.	343,000	365,749
CNOOC Ltd.	1,419,000	2,376,708
COSCO Pacific Ltd.	252,000	324,796
Country Garden Holdings Co. Ltd.	546,831	284,172
Ctrip.com International Ltd., ADR*	15,000	489,450
Datang International Power Generation Co. Ltd. (Class H Stock)*	892,000	358,826
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	427,075
Evergrande Real Estate Group Ltd.*	746,000	273,424
Golden Eagle Retail Group Ltd.	242,000	322,023
Guangdong Investment Ltd.	306,000	265,147
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	176,335
Huaneng Power International, Inc. (Class H Stock)	274,000	270,832
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,937,000	3,094,177
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	100,892	487,107
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	165,032
Jiangxi Copper Co. Ltd. (Class H Stock)	129,000	217,963
Kingboard Chemical Holdings Ltd.	165,000	338,831
Kunlun Energy Co. Ltd.	374,000	660,225
Lenovo Group Ltd	486,000	437,448
Li Ning Co. Ltd.*	998,250	495,068
Mindray Medical International Ltd., ADR(a)	16,000	599,200
NetEase, Inc., ADR	7,500	473,775
New Oriental Education & Technology Group, ADR	16,800	372,120

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
Nine Dragons Paper Holdings Ltd.	289,000	$185,977
NVC Lighting Holdings Ltd.	1,254,000	385,873
PetroChina Co. Ltd. (Class H Stock)	1,940,000	2,103,651
PICC Property & Casualty Co. Ltd. (Class H Stock)	316,000	354,317
Ping An Insurance (Group) Co. of China Ltd. (Class H Stock)	108,500	724,313
Ports Design Ltd.	432,500	280,269
Real Gold Mining Ltd.*	209,000	—
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	120,000	130,738
Shanghai Electric Group Co. Ltd. (Class H Stock)	1,012,000	337,080
Shanghai Industrial Holdings Ltd.	85,000	261,821
Shimao Property Holdings Ltd.	89,000	175,074
Sihuan Pharmaceutical Holdings Group Ltd.	379,000	248,123
SINA Corp.*	6,900	384,537
Sino Biopharmaceutical Ltd.	532,000	343,673
Sino-Ocean Land Holdings Ltd.	445,500	240,153
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	612,797
Soho China Ltd.	132,000	104,611
Sohu.com, Inc.*	5,500	338,910
Tencent Holdings Ltd.	83,200	3,248,730
Tingyi Cayman Islands Holding Corp.	192,000	498,321
Tsingtao Brewery Co. Ltd. (Class H Stock)	30,000	213,774
Want Want China Holdings Ltd.	753,400	1,055,998
Weichai Power Co. Ltd. (Class H Stock)	52,000	152,574
WuXi PharmaTech Cayman, Inc., ADR*	26,200	550,200
Yangzijiang Shipbuilding Holdings Ltd.	330,000	215,386
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	108,690	498,768
Zhejiang Expressway Co. Ltd. (Class H Stock)	430,000	350,103
Zhongsheng Group Holdings Ltd.	270,000	296,406
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	266,854
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)	144,000	102,513
ZTE Corp. (Class H Stock)*	110,608	176,151

		59,649,406

Colombia — 1.4%
Almacenes Exito SA	69,758	1,132,574
Banco Davivienda SA	22,000	265,142
Banco de Bogota SA	13,077	469,406
BanColombia SA, ADR	20,700	1,169,550
Cementos Argos SA, ADR	55,300	226,761
Corporacion Financiera Colombiana SA	15,814	292,632
Corporacion Financiera Colombiana SA (spin off)*	425	7,577
Ecopetrol SA	650,700	1,345,971
Empresa de Energia de Bogota SA	635,800	453,272
Grupo Argos SA	47,100	470,587
Grupo Aval Acciones y Valores	660,800	465,937
Grupo de Inversiones Suramericana SA	35,400	659,484
Grupo Nutresa SA	75,282	930,014
Grupo Odinsa SA(g)	93,315	435,088
Interconexion Electrica SA ESP	135,800	528,590
Isagen SA ESP*	384,100	501,690

COMMON STOCKS (continued)	Shares	Value (Note 2)
Colombia (continued)
Tableros y Maderas de Caldas SA	16,547,868	$59,331

		9,413,606

Croatia — 0.6%
Atlantska Plovidba dd*(g)	2,227	126,073
Ericsson Nikola Tesla(g)	2,615	662,041
Hrvatski Telekom dd(g)	42,945	1,334,098
Koncar-Elektroindustrija dd(g)	1,210	150,120
Petrokemija dd*(g)	14,297	489,036
Podravka prehrambena industija dd*(g)	14,200	583,369
Zagrebacka Banka dd*(g)	55,500	307,908

		3,652,645

Czech Republic — 1.5%
CEZ A/S	137,150	3,287,821
Komercni Banka A/S	14,600	2,710,275
New World Resources PLC (Class A Stock)	220,900	200,255
Pegas Nonwovens SA(g)	36,007	933,244
Philip Morris CR A/S	800	448,914
Telefonica Czech Republic A/S	77,300	1,063,630
Unipetrol A/S*	147,400	1,268,541

		9,912,680

Egypt — 0.4%
Orascom Construction Industries, GDR*	30,500	1,048,654
Orascom Telecom Holding SAE, GDR*	523,100	1,401,019

		2,449,673

Estonia — 0.7%
Merko Ehitus A/S(g)	32,608	273,339
Nordecon A/S*(g)	60,000	85,908
Olympic Entertainment Group A/S(g)	350,536	830,416
Tallink Group A/S(g)	2,334,200	2,837,767
Tallinna Kaubamaja A/S(g)	88,428	652,626
Tallinna Vesi A/S (Class A Stock)(g)	21,500	279,853

		4,959,909

Ghana — 0.6%
CAL Bank Ltd.(g)	1,140,075	460,523
Ghana Commercial Bank Ltd.(g)	1,190,800	2,674,900
Standard Chartered Bank Ghana Ltd.(g)	78,000	536,394

		3,671,817

Hungary — 1.5%
Egis Pharmaceuticals PLC	4,754	458,820
Magyar Telekom Telecommunications PLC	747,590	1,121,749
MOL Hungarian Oil & Gas PLC	37,630	2,808,894
OTP Bank PLC	158,250	3,310,137
Richter Gedeon Nyrt	14,700	2,197,374

		9,896,974

India — 6.0%
ACC Ltd.	6,400	131,260
Adani Enterprises Ltd.*	74,800	258,828
Adani Power Ltd.*	366,900	255,651
Ambuja Cements Ltd.	111,900	350,854
Apollo Hospitals Enterprise Ltd.	17,200	304,911
Asian Paints Ltd.	4,000	311,261
Axis Bank Ltd.	20,100	445,922
Bajaj Auto Ltd.	11,100	358,261
Bharat Heavy Electricals Ltd.	121,300	353,909

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
India (continued)
Bharti Airtel Ltd.*	320,380	$1,567,558
Bosch Ltd.	2,600	394,696
Cairn India Ltd.*	63,680	309,890
Canara Bank	30,000	181,383
Cipla Ltd.	37,410	246,121
Coal India Ltd.	91,700	466,594
Colgate-Palmolive India Ltd.	8,400	191,887
Crompton Greaves Ltd.	144,000	211,090
DLF Ltd.	54,830	166,333
Dr. Reddy’s Laboratories Ltd.	11,300	422,418
Essar Oil Ltd.*	157,350	160,828
GAIL India Ltd.*	71,300	374,758
Glenmark Pharmaceuticals Ltd.	20,690	190,222
Godrej Consumer Products Ltd.	11,200	154,340
HCL Technologies Ltd.	26,200	341,040
HDFC Bank Ltd.	80,300	899,631
HDFC Bank Ltd., ADR	18,750	679,500
Hero Motorcorp Ltd.	10,700	298,488
Hindalco Industries Ltd.	106,000	177,150
Hindustan Unilever Ltd.	113,300	1,115,650
Housing Development Finance Corp.	165,600	2,437,930
ICICI Bank Ltd., ADR(a)	32,180	1,230,885
Idea Cellular Ltd.*	185,260	440,881
IDFC Ltd.	170,670	365,557
IFCI Ltd.*	352,400	154,340
Indian Oil Corp. Ltd.*	97,500	385,160
Infosys Ltd., ADR(a)	72,730	2,995,749
ITC Ltd.	221,540	1,205,681
Jaiprakash Associates Ltd.	202,105	180,917
Jindal Steel & Power Ltd.*	79,160	288,452
JSW Energy Ltd.	299,700	219,080
Kotak Mahindra Bank Ltd.	21,058	255,029
Larsen & Toubro Ltd., GDR	24,262	572,219
LIC Housing Finance Ltd.	35,100	150,148
Lupin Ltd.	20,599	270,222
Mahindra & Mahindra Ltd., GDR	52,060	852,743
Maruti Suzuki India Ltd.	9,690	250,176
Mundra Port & Special Economic Zone Ltd.*.	131,800	332,767
Nestle India Ltd.	4,700	383,324
NHPC Ltd.	846,600	262,848
NTPC Ltd.	310,200	749,124
Oil & Natural Gas Corp. Ltd.*	297,120	1,647,103
Oil India Ltd.	28,200	271,951
Oracle Financial Services Software Ltd.*	7,600	344,080
Power Grid Corp. of India Ltd.*	266,690	498,285
Ranbaxy Laboratories Ltd., GDR*	33,030	177,867
Reliance Capital Ltd.*	48,100	270,694
Reliance Communications Ltd.*	157,500	312,874
Reliance Industries Ltd., GDR	101,900	2,933,701
Reliance Infrastructure Ltd.	49,750	290,858
Reliance Power Ltd.*	148,647	160,827
Rural Electrification Corp. Ltd.*	45,700	153,764
Satyam Computer Services Ltd.*	103,300	212,333
Sesa Goa Ltd.	76,000	181,744
Siemens Ltd.	36,400	337,178
State Bank of India, GDR	9,838	658,162
Steel Authority of India Ltd.*	221,400	188,301
Sterlite Industries India Ltd.	151,620	213,964
Sun Pharmaceutical Industries Ltd.	40,650	690,890
Suzlon Energy Ltd.*	890,100	136,344

COMMON STOCKS (continued)	Shares	Value (Note 2)
India (continued)
Tata Communications Ltd.	48,000	$126,317
Tata Consultancy Services Ltd.	75,660	1,929,658
Tata Motors Ltd., ADR	18,790	440,438
Tata Power Co. Ltd.	272,300	393,529
Tata Steel Ltd.	44,690	205,298
Titan Industries Ltd.	45,100	169,012
Ultra Tech Cement Ltd.	12,300	387,188
Unitech Ltd.*	673,490	237,967
Wipro Ltd.	108,570	637,488
Yes Bank Ltd.	21,600	166,975
Zee Entertainment Enterprises Ltd.	45,600	180,957

		39,859,413

Indonesia — 3.3%
Adaro Energy Tbk PT	3,719,600	319,792
AKR Corporindo Tbk PT	1,317,000	699,157
Astra Agro Lestari Tbk PT	207,000	409,424
Astra International Tbk PT	2,787,500	1,959,570
Bank Central Asia Tbk PT	1,816,000	1,820,507
Bank Danamon Indonesia Tbk PT	558,500	328,444
Bank Mandiri Persero Tbk PT	988,000	891,113
Bank Negara Indonesia Persero Tbk PT	1,173,000	504,876
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,379,700	163,432
Bank Rakyat Indonesia Persero Tbk PT	1,656,500	1,286,106
Bank Tabungan Negara Persero Tbk PT	1,200,100	138,532
Berlian Laju Tanker Tbk PT*	6,511,500	—
Borneo Lumbung Energi & Metal Tbk PT*	5,543,500	214,871
Bumi Resources Tbk PT	3,188,500	175,104
Bumi Serpong Damai PT	1,155,500	208,315
Charoen Pokphand Indonesia Tbk PT*	885,000	456,940
Energi Mega Persada Tbk PT*	23,809,500	283,556
Gudang Garam Tbk PT	77,500	394,022
Indika Energy Tbk PT	2,277,000	175,921
Indo Tambangraya Megah Tbk PT	145,000	409,655
Indocement Tunggal Prakarsa Tbk PT	454,000	1,114,795
Indofood Sukses Makmur Tbk PT	455,500	335,987
Indosat Tbk PT	466,000	245,890
Jasa Marga Persero Tbk PT	345,000	209,426
Kalbe Farma Tbk PT	4,300,500	620,807
Lippo Karawaci Tbk PT	2,696,000	411,901
Perusahaan Gas Negara Persero Tbk PT	2,489,000	1,438,867
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,026,500	350,030
Semen Indonesia Persero Tbk PT	663,000	1,138,700
Tambang Batubara Bukit Asam Persero Tbk PT	232,500	309,431
Telekomunikasi Indonesia Persero Tbk PT	2,010,500	2,239,010
Unilever Indonesia Tbk PT	196,500	606,877
United Tractors Tbk PT	681,500	1,244,146
Vale Indonesia Tbk PT	1,106,500	224,566
Xl Axiata Tbk PT	775,800	376,343

		21,706,113

Jordan — 0.7%
Arab Bank PLC(g)	200,775	1,880,319
Arab Potash Co.(g)	21,163	1,298,734
Cairo Amman Bank*(g)	88,058	335,341
Capital Bank of Jordan*(g)	211,643	325,375
Jordan Telecommunications Co. PSC(g)	87,500	551,217

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Jordan (continued)
Jordanian Electric Power Co.(g)	73,167	$325,072

		4,716,058

Kazakhstan — 0.7%
Eurasian Natural Resources Corp. PLC	201,500	628,157
Halyk Savings Bank of Kazakhstan JSC, GDR(g)	188,191	1,388,850
Kazakhmys PLC	168,800	666,277
Kazkommertsbank JSC, GDR*(g)	274,500	484,218
KazMunaiGas Exploration Production, GDR	99,000	1,494,900

		4,662,402

Kenya — 0.7%
Athi River Mining Ltd.(g)	451,200	336,559
Bamburi Cement Co. Ltd.	92,200	231,037
Barclays Bank of Kenya Ltd.(g)	1,642,200	300,496
Co-operative Bank of Kenya Ltd. (Class L Stock)	1,129,820	202,130
East African Breweries Ltd.	302,600	1,174,427
Equity Bank Ltd.	1,204,200	438,593
Kenya Airways Ltd.(g)	628,600	72,827
Kenya Commercial Bank Ltd.	1,006,740	434,142
Kenya Electricity Generating Co. Ltd.(g)	1,664,200	293,853
Kenya Power & Lighting Co. Ltd.(g)	1,768,705	298,907
Mumias Sugar Co. Ltd.(g)	1,339,200	65,555
Safaricom Ltd.	10,108,500	771,686
Standard Chartered Bank Kenya Ltd.(g)	90,598	303,049

		4,923,261

Kuwait — 1.4%
Agility Public Warehousing Co. KSC	173,250	382,638
Al Ahli Bank of Kuwait KSC	175,382	319,715
Al-Qurain Petrochemicals Co.(g)	600,000	433,304
Aviation Lease & Finance Co. KSCC	230,000	233,830
Boubyan Petrochemicals Co.	167,500	364,067
Burgan Bank SAK	175,614	369,390
Commercial Bank of Kuwait SAK*(g)	210,000	507,975
Gulf Bank KSC*	211,250	288,826
Gulf Cable & Electrical Industries Co.	67,500	239,325
Kuwait Cement Co.	158,760	192,015
Kuwait Finance House	401,304	928,521
Kuwait Foods Americana(g)	87,500	656,442
Kuwait International Bank	170,317	182,109
Kuwait Portland Cement Co.	66,000	251,363
Kuwait Projects Co. Holding KSC	150,670	264,102
Mabanee Co. SAKC	83,418	315,833
Mena Holding Group*	19,000	—
Mobile Telecommunications Co. KSC	611,500	1,426,500
National Bank of Kuwait	461,079	1,519,419
National Industries Group Holding*	442,500	391,082
Sultan Center Food Products Co.*	430,000	168,834

		9,435,290

Latvia — 0.1%
Grindeks A/S*(g)	52,160	608,074
Latvian Shipping Co.*(g)	332,621	181,861
Ventspils Nafta*(g)	78,610	141,470

		931,405

Lebanon — 0.4%
Banque Audi sal - Audi Saradar Group(g)	72,521	448,180

COMMON STOCKS (continued)	Shares	Value (Note 2)
Lebanon (continued)
Byblos Bank sal(g)	118,400	$177,600
Solidere, GDR(g)	210,465	2,304,592

		2,930,372

Lithuania — 0.2%
Apranga PVA(g)	78,286	248,377
Klaipedos Nafta PVA(g)	513,391	228,542
Lietuvos Dujos AB(g)	193,290	151,208
Pieno Zvaigzdes(g)	111,220	296,776
Rokiskio Suris(g)	145,010	283,127
Siauliu Bankas(g)	481,652	165,512

		1,373,542

Malaysia — 3.1%
AirAsia Bhd	263,500	265,133
Alliance Financial Group Bhd	116,300	195,091
AMMB Holdings Bhd	158,900	368,349
Axiata Group Bhd	362,225	758,621
Batu Kawan Bhd(g)	113,700	672,951
Berjaya Corp. Bhd	807,700	149,210
Berjaya Sports Toto Bhd	139,136	192,443
Boustead Holdings Bhd	131,760	218,416
British American Tobacco Malaysia Bhd	13,000	244,572
Bumi Armada Bhd	132,100	162,118
CIMB Group Holdings Bhd	244,700	637,892
Dialog Group Bhd	345,100	307,328
Digi.Com Bhd	344,600	518,271
Felda Global Ventures Holdings Bhd	303,600	434,050
Gamuda Bhd	257,200	385,343
Genting Bhd	247,500	815,017
Genting Malaysia Bhd	345,400	424,085
Hong Leong Bank Bhd	54,000	236,855
Hong Leong Financial Group Bhd	43,900	200,246
IJM Corp. Bhd	237,240	423,709
IOI Corp. Bhd	431,246	743,103
Kian Joo Can Factory Bhd	294,600	260,250
Kuala Lumpur Kepong Bhd	72,800	500,464
Kulim Malaysia Bhd	328,900	359,141
Lafarge Malaysia Bhd	80,600	259,696
Malayan Banking Bhd	287,550	943,404
Malaysia Airports Holdings Bhd	84,400	168,560
Malaysia Marine & Heavy Engineering Holdings Bhd	205,700	223,154
Malaysian Resources Corp. Bhd	273,300	131,845
Maxis Bhd	293,900	638,831
MMC Corp. Bhd	347,200	295,580
Multi-Purpose Holdings Bhd	177,450	202,396
Parkson Holdings Bhd	168,491	207,981
Petronas Chemicals Group Bhd	430,200	900,888
Petronas Dagangan Bhd	69,100	553,325
Petronas Gas Bhd	59,200	391,382
PPB Group Bhd	58,500	261,826
Public Bank Bhd	124,437	665,722
RHB Capital Bhd	131,100	357,146
Sapurakencana Petroleum Bhd	629,605	812,305
Sime Darby Bhd	560,100	1,693,576
Tan Chong Motor Holdings Bhd	144,700	300,119
Telekom Malaysia Bhd	96,800	165,444
Tenaga Nasional Bhd	285,000	747,820
UEM Sunrise Bhd	189,900	186,827

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Malaysia (continued)
UMW Holdings Bhd	105,200	$484,805
WCT Bhd	204,715	161,336
YTL Corp. Bhd	668,441	350,201

		20,576,827

Mauritius — 0.6%
CIM Financial Services Ltd.(g)	202,500	41,412
Lux Island Resorts Ltd.*	76,628	54,206
Mauritius Commercial Bank(g)	310,260	1,855,574
New Mauritius Hotels Ltd.*(g)	289,017	652,844
Rogers & Co. Ltd.(g)	7,500	43,770
State Bank of Mauritius Ltd.(g)	25,450,000	842,878
Sun Resorts Ltd. (Class A Stock)*(g)	155,200	145,219

		3,635,903

Mexico — 6.6%
Alfa SAB de CV (Class A Stock)	1,097,900	2,640,223
America Movil SAB de CV (Class L Stock)	2,018,690	2,196,692
America Movil SAB de CV (Class L Stock), ADR	342,300	7,445,025
Arca Continental SAB de CV	136,899	1,049,343
Bolsa Mexicana de Valores SAB de CV	318,800	792,728
Cemex SAB de CV*	1,563,020	1,657,417
Cemex SAB de CV, ADR*	120,947	1,279,619
Coca-Cola Femsa SAB de CV (Class L Stock)	58,300	820,500
Compartamos SAB de CV	539,600	931,576
Empresas ICA SAB de CV*	265,500	502,008
Fomento Economico Mexicano SAB de CV	225,600	2,336,534
Fomento Economico Mexicano SAB de CV, ADR	7,800	804,882
Genomma Lab Internacional SAB de CV (Class B Stock)*(a)	122,600	242,126
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	151,106	768,973
Grupo Bimbo SAB de CV (Class A Stock)	340,400	1,032,435
Grupo Carso SAB de CV (Class A Stock)	269,700	1,286,739
Grupo Elektra SAB de CV (Class A Stock)	5,714	189,622
Grupo Financiero Banorte SAB de CV (Class O Stock)	533,100	3,184,418
Grupo Financiero Inbursa SAB de CV (Class O Stock)	1,384,200	3,044,557
Grupo Mexico SAB de CV (Class B Stock)	658,393	1,905,447
Grupo Televisa SAB	211,300	1,051,979
Grupo Televisa SAB, ADR	29,800	740,232
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(g)	414,000	990,153
Industrias CH SAB de CV (Class B Stock)*	52,900	349,878
Industrias Penoles SAB de CV(a)	35,300	1,051,608
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	343,000	1,125,028
Mexichem SAB de CV	215,779	894,760
Minera Frisco SAB de CV (Class A1 Stock)*	171,500	513,807
TV Azteca SAB de CV	444,600	235,382
Wal-Mart de Mexico SAB de CV (Class V Stock)	935,900	2,623,347

		43,687,038

Morocco — 0.8%
Alliances Developpement Immobilier SA	3,456	173,572

COMMON STOCKS (continued)	Shares	Value (Note 2)
Morocco (continued)
Attijariwafa Bank	23,649	$907,554
Banque Centrale Populaire	20,750	463,842
Banque Marocaine du Commerce Exterieur	12,978	303,778
Compagnie Generale Immobiliere	1,140	71,513
Cosumar	1,134	245,264
Douja Promotion Groupe Addoha SA	52,400	293,434
Holcim Maroc SA	1,165	211,065
Lafarge Ciments(g)	6,038	687,584
Managem	606	95,747
Maroc Telecom SA	101,928	1,183,342
Samir*(g)	6,000	176,361
Wafa Assurance	500	166,776

		4,979,832

Nigeria — 0.8%
Access Bank PLC	3,083,341	206,783
Afriland Properties PLC*	348,765	—
Dangote Cement PLC	251,609	284,255
Diamond Bank PLC*	1,011,570	37,655
Ecobank Transnational, Inc	1,910,859	175,179
Ecobank Transnational, Inc.*	130,579	—
FBN Holdings PLC	4,703,446	516,118
First City Monument Bank PLC*	4,570,883	133,023
Flour Mills of Nigeria PLC	318,992	166,827
Guaranty Trust Bank PLC	4,094,534	610,606
Guinness Nigeria PLC	189,500	292,732
Lafarge Cement WAPCO Nigeria PLC	512,100	264,667
Nestle Nigeria PLC	45,604	269,365
Nigerian Breweries PLC	647,333	621,291
Oando PLC*	8,375,637	669,927
Stanbic IBTC Holding Co.	1,704,067	162,512
UAC of Nigeria PLC	761,932	267,213
United Bank for Africa PLC	4,180,353	208,336
Zenith Bank PLC	3,914,326	476,557

		5,363,046

Oman — 0.7%
Al Anwar Ceramic Tile Co.	158,240	182,079
Bank Dhofar SAOG(g)	478,009	450,694
Bank Muscat SAOG	402,771	610,957
Bank Nizwa*(g)	1,158,600	334,038
Bank Sohar	308,522	156,264
Galfar Engineering & Contracting SAOG	290,505	273,905
HSBC Bank Oman SAOG	465,528	230,950
National Bank of Oman SAOG	345,500	242,618
Oman Cement Co. SAOG	118,884	225,416
Oman Flour Mills Co. SAOG(g)	180,500	304,740
Oman Telecommunications Co. SAOG	134,837	525,339
Omani Qatari Telecommunications Co. SAOG	350,700	446,345
Raysut Cement Co. SAOG	72,938	368,479
Renaissance Services SAOG*	114,985	179,124
Shell Oman Marketing Co. SAOG(g)	33,500	187,165

		4,718,113

Pakistan — 0.7%
D.G. Khan Cement Co. Ltd.	159,200	133,904
Engro Corp. Ltd.*	100,998	123,705
Fatima Fertilizer Co. Ltd.	981,358	243,597
Fauji Fertilizer Co. Ltd.	246,487	266,132

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pakistan (continued)
Habib Bank Ltd.	92,941	$111,380
HUB Power Co.	1,048,455	649,621
Lucky Cement Ltd.	107,400	226,371
MCB Bank Ltd.	399,143	973,147
Millat Tractors Ltd.(g)	42,082	222,036
National Bank of Pakistan	367,604	151,918
Nishat Mills Ltd.	233,213	220,814
Oil & Gas Development Co. Ltd.	297,800	684,641
Pakistan Oilfields Ltd.	54,700	273,429
Pakistan Petroleum Ltd.	134,241	285,454
Pakistan State Oil Co. Ltd.	58,532	188,467
Pakistan Telecommunication Co. Ltd.*	554,800	123,729

		4,878,345

Peru — 1.5%
Alicorp SA(g)	487,500	1,638,435
Casa Grande SAA	24,600	85,331
Cia de Minas Buenaventura SA, ADR	48,200	711,432
Cia Minera Milpo SAA(g)	336,496	154,822
Credicorp Ltd.	18,050	2,309,678
Edegel SAA(g)	381,830	374,693
Ferreycorp SAA	761,579	574,880
Grana y Montero SAA	253,656	1,003,865
Intercorp Financial Services Inc.	7,800	257,400
Luz del Sur Saa	59,800	212,804
Minsur SA	224,995	105,138
Sociedad Minera Cerro Verde SAA*(g)	16,440	378,120
Southern Copper Corp.	56,227	1,552,990
Volcan Cia Minera SAA (Class B Stock)	1,076,683	503,123

		9,862,711

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	294,200	341,272
Aboitiz Power Corp.	269,800	217,339
Alliance Global Group, Inc.*	667,700	358,968
Atlas Consolidated Mining & Development	617,100	210,718
Ayala Corp.	22,740	303,674
Ayala Land, Inc.	800,600	560,009
Bank of the Philippine Islands	173,048	383,995
BDO Unibank, Inc.	190,126	372,660
DMCI Holdings, Inc.	215,000	255,856
Energy Development Corp.	1,239,600	165,732
Filinvest Land, Inc.	5,204,000	204,191
Globe Telecom, Inc.	5,300	197,342
International Container Terminal Services, Inc.	126,900	254,362
JG Summit Holdings, Inc.	619,200	571,647
Jollibee Foods Corp.	147,700	505,008
Lopez Holdings Corp.	1,153,900	136,293
Manila Electric Co.	43,500	331,248
Manila Water Co., Inc.	208,500	156,216
Megaworld Corp.	2,487,000	189,114
Metro Pacific Investments Corp.	1,946,600	236,983
Metropolitan Bank & Trust	99,919	255,606
Philex Mining Corp.	951,100	218,858
Philippine Long Distance Telephone Co.	13,600	923,637
Robinsons Land Corp.	435,900	203,983
San Miguel Corp.	234,400	501,798
Security Bank Corp.	55,100	192,672
Semirara Mining Corp.	55,600	356,252

COMMON STOCKS (continued)	Shares	Value (Note 2)
Philippines (continued)
SM Investments Corp.	44,530	$1,096,924
SM Prime Holdings, Inc.	720,350	270,607
Universal Robina Corp.	211,100	608,969

		10,581,933

Poland — 2.9%
Agora SA	86,100	222,630
AmRest Holdings SE*	8,833	212,670
Asseco Poland SA	51,238	655,439
Bank Handlowy w Warszawie SA	6,200	173,211
Bank Millennium SA*	127,100	199,408
Bank Pekao SA	29,900	1,349,529
Boryszew SA*	846,000	101,775
BRE Bank SA	3,450	396,343
Budimex SA	5,800	163,479
CCC SA	19,300	493,267
Cinema City International NV*	12,500	108,158
Cyfrowy Polsat SA*	96,133	536,692
Enea SA*	89,800	357,550
Eurocash SA	42,107	743,877
Getin Noble Bank SA*	453,927	253,962
Globe Trade Centre SA*	102,300	252,672
Grupa Lotos SA*	17,944	193,526
ING Bank Slaski SA*	11,500	327,622
Jastrzebska Spolka Weglowa SA	9,300	179,465
KGHM Polska Miedz SA	33,300	1,211,117
Kopex SA*	47,764	162,227
LPP SA	500	985,644
Lubelski Wegiel Bogdanka SA	7,530	228,169
Netia SA*	343,306	429,966
Orbis SA(g)	31,900	343,222
PGE SA	368,567	1,707,372
Polimex- Mostostal SA*	1,465,600	97,039
Polski Koncern Naftowy Orlen SA*	73,000	1,022,782
Polskie Gornictwo Naftowe I Gazownictwo SA*	489,400	854,989
Powszechna Kasa Oszczednosci Bank Polski SA*	180,200	1,930,356
Powszechny Zaklad Ubezpieczen SA	13,741	1,693,067
Synthos SA	146,900	201,488
Tauron Polska Energia SA	501,200	648,989
Telekomunikacja Polska SA	302,700	694,498
TVN SA	113,500	341,292

		19,473,492

Qatar — 1.4%
Aamal Co.*	75,560	299,293
Al Meera Consumer Goods Co.	1,497	55,677
Barwa Real Estate Co.	39,700	292,257
Doha Bank QSC	31,750	411,211
Gulf International Services OSC	16,330	186,029
Industries Qatar QSC	40,630	1,768,948
Masraf Al Rayan	151,100	1,149,696
Qatar Electricity & Water Co.	11,800	509,210
Qatar Gas Transport Co. Nakilat	124,500	625,492
Qatar International Islamic Bank	20,100	292,023
Qatar Islamic Bank	25,100	469,053
Qatar National Bank SAQ	33,759	1,471,567
Qatar National Cement Co.	8,847	239,848
Qatar Navigation	18,700	369,326

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Qatar (continued)
Qatar Telecom Q-Tel QSC	27,903	$923,585
Qatari Investors Group	29,100	216,880
Vodafone Qatar*	124,900	310,835

		9,590,930

Romania — 0.8%
Antibiotice(g)	686,949	96,131
Banca Transilvania*(g)	4,447,512	1,596,154
Biofarm Bucuresti(g)	2,732,130	196,219
BRD-Groupe Societe Generale*(g)	620,870	1,354,853
OMV Petrom SA(g)	12,956,900	1,589,913
Transelectrica SA(g)	46,500	177,490

		5,010,760

Russia — 6.0%
Aeroflot - Russian Airlines OJSC	80,200	138,027
AvtoVAZ OAO*(g)	893,600	262,188
CTC Media, Inc.	22,800	253,536
Evraz PLC	93,700	138,230
Federal Grid Co. Unified Energy System JSC*	105,161,400	325,369
Gazprom Neft OAO, ADR*	15,900	283,020
Gazprom OAO, ADR*	743,940	4,895,125
Inter Rao UES OAO*	857,704,758	339,651
LSR Group, GDR	100,800	421,344
LUKOIL OAO, ADR	65,800	3,776,920
Magnit OJSC	17,500	4,005,628
Mail.Ru Group Ltd., GDR	31,600	905,656
Mechel, ADR*(a)	44,600	128,448
MMC Norilsk Nickel OJSC, ADR, (OTC)	1,752	25,176
MMC Norilsk Nickel OJSC, ADR, (XLON)	76,985	1,109,354
Mobile Telesystems OJSC	261,917	2,066,460
Mosenergo OAO	4,030,000	131,338
NovaTek OAO	95,800	1,017,316
Novolipetsk Steel OJSC, GDR	13,000	170,690
Pharmstandard OJSC, GDR*	30,400	634,448
PIK Group, GDR*	269,400	525,869
Polymetal International PLC	35,400	244,994
Rosneft OAO, GDR	151,600	1,038,460
Rostelecom OJSC	398,803	1,070,555
RusHydro Management Co	38,052,964	579,585
RusHydro Management Co., ADR*	403,900	590,906
Russian Grids OAO*	7,276,600	239,342
Sberbank of Russia	190,070	541,217
Sberbank of Russia, ADR	473,800	5,396,582
Severstal OAO, GDR	43,500	277,095
Sistema JSFC	1,512,550	1,298,300
Surgutneftegas OAO, ADR.	133,500	1,046,640
Tatneft OAO, ADR*	32,133	1,167,392
United Co. RUSAL PLC*	780,000	300,707
Uralkali OJSC, GDR.	36,500	1,208,150
VimpelCom Ltd., ADR	72,120	725,527
VTB Bank OJSC, GDR*	398,700	1,132,308
X5 Retail Group NV, GDR*	32,100	581,010
Yandex NV (Class A Stock)*	30,600	845,478

		39,838,041

Slovenia — 0.9%
Gorenje dd(g)	15,400	80,582
Krka dd Novo mesto(g)	34,390	2,282,938

COMMON STOCKS (continued)	Shares	Value (Note 2)
Slovenia (continued)
Luka Koper*(g)	11,450	$134,134
Mercator Poslovni Sistem*(g)	3,265	446,236
Nova Kreditna Banka Maribor dd*(g)	65,600	43,749
Petrol dd Ljubljana(g)	2,543	695,116
Reinsurance Co. Sava Ltd.*(g)	33,396	326,022
Sava dd*(g)	238	912
Telekom Slovenije dd(g)	8,530	1,154,713
Zavarovalnica Triglav dd(g)	35,768	831,070

		5,995,472

South Africa — 6.2%
ABSA Group Ltd.	35,800	537,226
Aeci Ltd.	27,200	315,062
African Bank Investments Ltd.	119,000	196,466
African Rainbow Minerals Ltd.	17,200	260,119
Anglo American Platinum Ltd.*	9,800	292,521
Anglogold Ashanti Ltd., ADR(a)	48,400	692,120
Aspen Pharmacare Holdings Ltd.*	40,990	942,270
Aveng Ltd.	108,800	329,095
Barloworld Ltd.	53,000	436,903
Bidvest Group Ltd.	83,592	2,071,068
Capital Property Fund	174,214	187,519
DataTec Ltd.	112,800	628,641
Discovery Ltd.	60,900	517,762
Exxaro Resources Ltd.	24,500	361,305
FirstRand Ltd.	338,300	989,929
Foschini Group Ltd.( The)	34,500	344,279
Gold Fields Ltd.	130,434	683,587
Grindrod Ltd.	100,900	214,354
Growthpoint Properties Ltd., UTS	181,900	485,386
Harmony Gold Mining Co. Ltd.	55,300	206,365
Impala Platinum Holdings Ltd.	84,328	794,214
Imperial Holdings Ltd.	26,300	558,300
Investec Ltd.	32,100	207,480
Kumba Iron Ore Ltd.	12,700	592,676
Liberty Holdings Ltd.	28,300	342,805
Life Healthcare Group Holdings Ltd.	171,100	648,956
Massmart Holdings Ltd.	17,066	309,552
MMI Holdings Ltd.	137,441	307,740
Mr. Price Group Ltd.	34,900	475,712
MTN Group Ltd.	385,500	7,170,073
Murray & Roberts Holdings Ltd.*	146,300	372,339
Nampak Ltd.	75,700	251,798
Naspers Ltd. (Class N Stock)	45,500	3,358,431
Nedbank Group Ltd.	30,085	534,066
Netcare Ltd.	204,100	475,478
Pick’n Pay Stores Ltd.	59,148	237,069
PPC Ltd.	91,907	276,975
Redefine Properties Ltd., UTS.	463,800	492,184
Remgro Ltd.	48,200	925,932
Reunert Ltd.	87,500	610,771
RMB Holdings Ltd.	114,300	456,192
RMI Holdings	83,803	213,397
Sanlam Ltd.	218,500	1,015,435
Sappi Ltd.*	76,920	189,608
Sasol Ltd.	71,300	3,104,243
Shoprite Holdings Ltd.	48,600	912,924
Sibanye Gold Ltd.*	195,534	143,092
Spar Group Ltd. (The)	25,400	308,229
Standard Bank Group Ltd.	146,800	1,654,248

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa (continued)
Steinhoff International Holdings Ltd.*	182,400	$452,378
Telkom SA SOC Ltd.*	105,400	176,999
Tiger Brands Ltd.	25,300	755,469
Truworths International Ltd.	52,100	458,576
Vodacom Group Ltd.	90,100	956,145
Wilson Bayly Holmes-Ovcon Ltd.	32,200	501,614
Woolworths Holdings Ltd.	82,800	539,704

		41,472,781

South Korea — 6.1%
Amorepacific Corp.	540	432,614
BS Financial Group, Inc.	16,552	208,289
Celltrion, Inc.	5,176	189,446
Cheil Industries, Inc.	7,090	553,703
CJ CheilJedang Corp.	800	181,267
Coway Co. Ltd.	4,410	214,301
Daewoo International Corp.	6,180	190,107
Daewoo Securities Co. Ltd.	21,310	185,616
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16,850	369,190
Dongbu Insurance Co. Ltd.	4,990	210,437
Doosan Heavy Industries & Construction Co. Ltd.	4,590	169,981
E-Mart Co. Ltd.	1,337	234,800
GS Engineering & Construction Corp.	5,500	134,346
GS Holdings	6,010	268,997
Hana Financial Group, Inc.	15,713	454,602
Hanjin Shipping Co. Ltd.*	25,000	155,597
Hankook Tire Co. Ltd.	5,972	275,037
Hanwha Chemical Corp.	9,950	144,478
Hanwha Corp.	13,910	355,587
Hyosung Corp.	2,950	151,599
Hyundai Department Store Co. Ltd.	1,450	189,744
Hyundai Engineering & Construction Co. Ltd.	5,860	284,965
Hyundai Glovis Co. Ltd.	3,590	607,021
Hyundai Heavy Industries Co. Ltd.	2,600	414,737
Hyundai Marine & Fire Insurance Co. Ltd.	7,720	204,406
Hyundai Merchant Marine Co. Ltd.*	17,670	220,988
Hyundai Mobis	3,780	899,915
Hyundai Motor Co.	10,120	1,984,842
Hyundai Steel Co.	6,770	379,059
Hyundai Wia Corp.	2,500	369,553
Industrial Bank of Korea	20,800	198,415
Kangwon Land, Inc.	7,140	196,768
KB Financial Group, Inc.	41,288	1,224,505
Kia Motors Corp.	15,330	827,855
Korea Electric Power Corp.*	33,400	768,234
Korea Investment Holdings Co. Ltd.	7,090	255,988
Korea Zinc Co. Ltd.	1,740	421,488
Korean Air Lines Co. Ltd.*	5,150	138,047
KT Corp.	17,490	546,838
KT&G Corp.	8,560	556,151
LG Chem Ltd.	4,418	972,920
LG Corp.	7,260	401,946
LG Display Co. Ltd.*	13,730	327,596
LG Electronics, Inc.	6,220	395,335
LG Household & Health Care Ltd.	710	345,838
LG Uplus Corp.*	17,050	178,405
Lotte Chemical Corp.	3,400	422,274

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea (continued)
Lotte Shopping Co. Ltd.	910	$281,857
LS Corp.	2,520	152,365
Macquarie Korea Infrastructure Fund	31,539	188,894
NCSoft Corp.	970	136,716
NHN Corp.	2,070	525,543
OCI Co. Ltd.	2,520	293,920
Orion Corp.	170	141,648
POSCO	8,180	2,132,168
Samsung C&T Corp.	9,320	437,360
Samsung Card Co. Ltd.	8,820	299,294
Samsung Electro-Mechanics Co. Ltd.	4,690	356,017
Samsung Electronics Co. Ltd.	6,451	7,540,085
Samsung Engineering Co. Ltd.	3,400	218,941
Samsung Fine Chemicals Co. Ltd.	4,550	168,218
Samsung Fire & Marine Insurance Co. Ltd.	3,650	743,320
Samsung Heavy Industries Co. Ltd.	8,890	276,627
Samsung Life Insurance Co. Ltd.	9,890	933,484
Samsung SDI Co. Ltd.	3,000	356,115
Samsung Securities Co. Ltd.	9,650	386,894
Samsung Techwin Co. Ltd.	6,149	349,389
Shinhan Financial Group Co. Ltd.	48,617	1,594,054
Shinsegae Co. Ltd.	1,683	309,823
SK C&C Co. Ltd.	1,520	132,294
SK Chemicals Co. Ltd.	4,200	149,524
SK Holdings Co. Ltd.	2,010	297,280
SK Hynix, Inc.*	28,650	777,637
SK Innovation Co. Ltd.	6,950	818,741
SK Telecom Co. Ltd.	5,480	1,007,802
S-Oil Corp.	7,380	470,550
Woori Finance Holdings Co. Ltd.	41,870	384,475
Woori Investment & Securities Co. Ltd.	19,612	191,037

		40,865,899

Taiwan — 6.2%
Acer, Inc.*	424,731	301,928
Advanced Semiconductor Engineering, Inc.	508,067	422,939
Ambassador Hotel (The)	275,000	274,802
Asia Cement Corp.	376,615	462,534
Asia Optical Co., Inc.*	276,000	289,446
Asustek Computer, Inc.	56,037	479,385
AU Optronics Corp.*	572,441	203,290
Catcher Technology Co. Ltd.	62,780	324,551
Cathay Financial Holding Co. Ltd.	629,587	855,630
Chang Hwa Commercial Bank	553,023	303,951
Cheng Shin Rubber Industry Co. Ltd.	166,456	522,926
Chicony Electronics Co. Ltd.	45,942	119,395
China Airlines Ltd.*	853,590	319,748
China Development Financial Holding Corp.*	1,050,005	293,676
China Life Insurance Co. Ltd.*	260,117	255,734
China Steel Corp.	1,310,507	1,071,454
China Synthetic Rubber Corp.	333,000	348,491
Chroma ATE, Inc.	97,760	165,438
Chunghwa Telecom Co. Ltd.	466,268	1,560,133
Compal Electronics, Inc.	597,822	334,245
CTBC Financial Holding Co. Ltd.	974,400	601,420
Delta Electronics, Inc.	102,268	464,448
E Ink Holdings, Inc.	244,000	139,407
E. Sun Financial Holding Co. Ltd.	571,672	347,524
Eva Airways Corp.*	412,634	234,715

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Far Eastern Department Stores Co. Ltd.	332,577	$314,797
Far Eastern New Century Corp.	386,856	417,459
Far EasTone Telecommunications Co. Ltd.	193,000	517,260
First Financial Holding Co. Ltd.	627,329	369,732
Formosa Chemicals & Fibre Corp.	341,810	835,931
Formosa Petrochemical Corp.	215,670	547,325
Formosa Plastics Corp.	515,560	1,243,589
Foxconn Technology Co. Ltd.	80,413	193,543
Fubon Financial Holding Co. Ltd.	513,002	696,814
Giant Manufacturing Co. Ltd.	53,661	367,821
Great Wall Enterprise Co. Ltd.	402,608	343,724
Hon Hai Precision Industry Co. Ltd.	636,964	1,556,759
Hotai Motor Co. Ltd.	59,000	632,542
HTC Corp.	64,485	510,910
Hua Nan Financial Holdings Co. Ltd.	554,561	309,777
Innolux Corp.*	581,507	287,144
Kenda Rubber Industrial Co. Ltd.	67,344	147,969
Kerry TJ Logistics Co. Ltd.	140,000	168,354
Largan Precision Co. Ltd.	8,000	253,831
Lite-On Technology Corp.	156,086	272,832
Macronix International.	737,684	170,051
MediaTek, Inc.	69,906	805,918
Mega Financial Holding Co. Ltd.	872,937	659,444
Microbio Co. Ltd.	281,603	302,943
MStar Semiconductor, Inc.	41,000	293,930
Nan Kang Rubber Tire Co. Ltd.	323,776	372,805
Nan Ya Plastics Corp.	642,350	1,344,910
Novatek Microelectronics Corp.	29,246	140,903
Pegatron Corp.*	123,133	202,226
POU Chen Corp.	404,547	382,119
Powertech Technology, Inc.	68,528	127,875
President Chain Store Corp.	73,648	481,424
Qisda Corp.*	866,510	193,932
Quanta Computer, Inc.	234,319	504,010
Radium Life Tech Co. Ltd.	330,643	232,234
Realtek Semiconductor Corp.	90,319	212,689
Ruentex Development Co. Ltd.	142,767	257,156
Ruentex Industries Ltd.	89,000	195,504
Shin Kong Financial Holding Co. Ltd.*	864,114	289,571
Siliconware Precision Industries Co.	177,350	223,279
Simplo Technology Co. Ltd.	29,766	128,280
SinoPac Financial Holdings Co. Ltd.	829,202	392,148
Solar Applied Materials Technology Co.	221,773	209,653
Standard Foods Corp.	78,200	246,300
Synnex Technology International Corp.	187,889	244,089
Tainan Spinning Co. Ltd.	625,107	292,429
Taishin Financial Holding Co. Ltd.	736,279	323,253
Taiwan Cement Corp.	281,562	344,976
Taiwan Cooperative Financial Holding	583,534	322,372
Taiwan Fertilizer Co. Ltd.	79,000	189,936
Taiwan Glass Industry Corp.	334,319	300,299
Taiwan Mobile Co. Ltd.	229,200	902,969
Taiwan Semiconductor Manufacturing Co. Ltd.	1,032,814	3,738,886
Teco Electric & Machinery Co. Ltd.	148,000	147,323
TPK Holding Co. Ltd.	24,325	386,957
Transcend Information, Inc.	57,719	178,000
Tripod Technology Corp.	100,278	215,170
TSRC Corp.	188,980	361,665
TTY Biopharm Co. Ltd.	60,857	204,005

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Tung Ho Steel Enterprise Corp.	224,381	$203,395
Unimicron Technology Corp.	210,000	199,997
Uni-President Enterprises Corp.	539,084	1,047,909
United Microelectronics Corp.	899,280	430,384
Wei Chuan Foods Corp.	142,000	239,701
Wintek Corp.*	521,484	227,328
Wistron Corp.	202,862	204,548
WPG Holdings Ltd.	123,613	145,379
Yang Ming Marine Transport Corp.*	564,300	232,728
Yuanta Financial Holding Co. Ltd.	968,213	501,779
Yulon Motor Co. Ltd.	236,053	376,301
Zinwell Corp.	145,074	117,927

		41,134,332

Thailand — 3.0%
Advanced Info Service PCL	219,600	1,996,685
Airports of Thailand PCL	103,200	560,671
Bangkok Bank PCL	77,800	518,172
Bangkok Dusit Medical Services PCL (Class F Stock)	55,200	280,316
Bangkok Expressway PCL	140,400	161,236
Bank of Ayudhya PCL	414,500	472,060
Banpu PCL	17,000	132,097
BEC World PCL	175,600	332,629
Big C Supercenter PCL- Foreign	54,000	323,086
Bumrungrad Hospital PCL	60,600	149,961
Central Pattana PCL	194,800	282,637
Charoen Pokphand Foods PCL	534,100	443,433
CP ALL PCL	786,800	989,366
Delta Electronics Thailand PCL	256,600	330,937
Dynasty Ceramic PCL	137,700	282,542
Electricity Generating PCL	63,200	275,093
Glow Energy PCL	112,000	259,100
Hana Microelectronics PCL	494,200	309,124
Home Product Center PCL	423,803	156,488
Indorama Ventures PCL	204,988	118,307
IRPC PCL	1,569,800	167,027
Italian-Thai Development PCL*	652,600	105,207
Jasmine International PCL	1,011,800	256,090
Kasikornbank PCL	160,300	1,004,914
Kiatnakin Bank PCL	93,500	159,778
Krung Thai Bank PCL	682,675	446,826
Land & Houses PCL	834,300	306,934
Minor International PCL	390,000	311,849
Polyplex Thailand PCL	520,000	137,482
Precious Shipping PCL	223,500	127,550
Pruksa Real Estate PCL	352,400	256,301
PTT Exploration & Production PCL	193,729	990,039
PTT Global Chemical PCL	230,658	513,152
PTT PCL	137,000	1,479,768
Ratchaburi Electricity Generating Holding PCL	114,800	190,624
Robinson Department Store PCL	87,700	172,488
Siam Cement PCL (The)	47,100	691,120
Siam Commercial Bank PCL	225,100	1,248,338
Siam Makro PCL	15,100	379,752
Sino Thai Engineering & Construction PCL	241,114	151,595
Thai Beverage PCL	1,633,000	759,248
Thai Oil PCL	115,400	234,409
Thai Tap Water Supply PCL	346,000	112,498

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thailand (continued)
Thai Union Frozen Products PCL	116,020	$217,900
Thanachart Capital PCL	163,100	202,462
Tisco Financial Group PCL	61,600	81,432
TMB Bank PCL	4,177,900	301,741
Total Access Communication PCL, NVDR	125,600	462,896
True Corp. PCL*	1,380,494	298,221

		20,141,581

Turkey — 3.0%
Akbank TAS	338,366	1,376,904
Akcansa Cimento A/S	45,400	266,942
Anadolu Efes Biracilik Ve Malt Sanayii A/S	43,800	635,382
Arcelik A/S	75,195	496,693
Aygaz AS	36,700	168,507
Bagfas Bandirma Gubre Fabrik	4,600	100,090
BIM Birlesik Magazalar A/S	43,400	941,332
Cimsa Cimento Sanayi VE Tica	51,900	353,452
Coca-Cola Icecek A/S	12,400	356,821
Dogan Sirketler Grubu Holding A/S*	343,026	172,298
Enka Insaat ve Sanayi A/S	141,342	354,541
Eregli Demir ve Celik Fabrikalari TAS	610,023	628,272
Ford Otomotiv Sanayi A/S	15,400	212,359
Gubre Fabrikalari TAS*	20,400	144,771
Haci Omer Sabanci Holding A/S	164,188	863,207
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	254,500	189,887
KOC Holding A/S	229,364	1,099,157
Koza Altin Isletmeleri A/S	19,000	231,574
Koza Anadolu Metal Madencilik Isletmeleri A/S*	105,000	154,947
Migros Ticaret AS*	11,500	117,666
Petkim Petrokimya Holding A/S*	94,373	138,242
Sekerbank TAS*	172,917	167,702
TAV Havalimanlari Holding A/S	56,300	329,293
Tekfen Holding A/S	76,496	261,373
Tofas Turk Otomobil Fabrikasi A/S	30,800	192,115
Trakya Cam Sanayi A/S	115,822	158,317
Tupras Turkiye Petrol Rafinerileri A/S	46,100	1,125,674
Turk Ekonomi Bankasi A/S*	139,200	158,461
Turk Hava Yollari	227,526	884,001
Turk Telekomunikasyon A/S	169,400	655,635
Turk Traktor ve Ziraat Makineleri A/S	11,000	387,570
Turkcell Iletisim Hizmet A/S*	236,700	1,361,671
Turkiye Garanti Bankasi A/S	358,600	1,563,133
Turkiye Halk Bankasi A/S	85,500	724,441
Turkiye Is Bankasi (Class C Stock)	215,962	637,412
Turkiye Sinai Kalkinma Bankasi A/S	169,883	168,150
Turkiye Sise ve Cam Fabrikalari A/S	270,413	378,235
Turkiye Vakiflar Bankasi Tao (Class D Stock)	200,600	499,508
Ulker Biskuvi Sanayi A/S	59,500	431,897
Yapi ve Kredi Bankasi A/S	125,948	286,327
Yazicilar Holding A/S (Class A Stock)	18,300	223,649

		19,597,608

Ukraine — 0.2%
Astarta Holding NV*(g)	10,900	198,927
Avangardco Investments Public Ltd., GDR*	17,500	151,200
Ferrexpo PLC	324,000	657,846

COMMON STOCKS (continued)	Shares	Value (Note 2)
Ukraine (continued)
MHP SA, GDR	21,300	$365,082

		1,373,055

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	690,900	945,328
Abu Dhabi National Hotels(g)	984,893	563,102
Air Arabia PJSC	1,880,200	545,685
Aldar Properties PJSC	898,081	523,284
Amlak Finance PJSC*	67,000	—
Arabtec Holding Co.	1,763,542	972,704
DP World Ltd.	121,670	1,885,885
Dubai Financial Market*	762,300	355,153
Emaar Properties PJSC	1,035,200	1,470,507
First Gulf Bank PJSC	230,600	1,001,380
Gulf Cement Co. PSC(g)	260,300	100,633
National Bank of Abu Dhabi PJSC	351,319	1,079,718
National Central Cooling Co. PJSC	427,100	202,374
Union National Bank PJSC/Abu Dhabi	388,397	490,651

		10,136,404

TOTAL COMMON STOCKS (cost $648,595,416)		610,365,367

EXCHANGE TRADED FUND — 0.9%
Vanguard FTSE Emerging Markets (cost $6,240,406)	161,190	6,250,948

PREFERRED STOCKS — 3.2%
Brazil — 2.7%
AES Tiete SA, (PRFC)	53,100	497,125
Banco Bradesco SA, (PRFC)	177,280	2,288,150
Bradespar SA, (PRFC)	17,000	152,831
Centrais Eletricas Brasileiras SA, (PRFC B) .	74,900	292,705
Cia Brasileira de Distribuicao Grupo Pao de Acucar, (PRFC)	10,195	456,944
Cia de Bebidas das Americas, (PRFC)	12,920	482,151
Cia Energetica de Sao Paulo, (PRFC B)	33,500	290,058
Companhia de Bebidas das Americas, (PRFC)	58,200	2,173,770
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, (PRFC)	49,900	141,335
Gerdau SA, (PRFC)	89,000	504,560
Itau Unibanco Holding SA, ADR (PRFC)	171,380	2,214,230
Itausa - Investimentos Itau SA, (PRFC)	282,799	1,046,864
Klabin SA, (PRFC)	39,800	195,491
Lojas Americanas SA, (PRFC)	71,767	500,457
Marcopolo SA, (PRFC)	87,400	500,581
Metalurgica Gerdau SA, (PRFC)	28,800	204,963
Oi SA, (PRFC)	175,771	313,518
Petroleo Brasileiro SA, (PRFC)	84,500	614,621
Randon Participacoes SA, (PRFC)	59,300	318,113
Suzano Papel e Celulose SA, (PRFC A)	65,025	238,961
Telefonica Brasil SA, (PRFC)	49,541	1,119,660
Usinas Siderurgicas de Minas Gerais SA (PRFC A)*	40,200	134,399
Vale SA, (PRFC A)	55,300	670,386
Vale SA, ADR (PRFC)	193,900	2,357,824

		17,709,697

Colombia — 0.1%
Avianca Taca Holding SA, (PRFC)	99,000	213,024
Grupo Argos SA, (PRFC)	19,929	200,152

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Colombia (continued)
Grupo Aval Acciones y Valores, (PRFC)	587,100	$420,081

		833,257

Croatia — 0.2%
Adris Grupa dd, (PRFC)(g)	30,375	1,497,175

Philippines
Ayala Land, Inc., (PRFC)*	1,180,500	2,603

Russia — 0.2%
AK Transneft OAO, (PRFC)	250	552,497
Surgutneftegas OAO, (PRFC S)	1,326,700	830,809

		1,383,306

TOTAL PREFERRED STOCKS (cost $28,870,626)		21,426,038

	Units
RIGHTS*
Poland
Polimex-Mostostal SA, TBA	2,980,600	—

Taiwan
Microbio Co. Ltd., expiring 08/01/13	51,350	4,283

TOTAL RIGHTS (cost $0)		4,283

WARRANTS* — 2.8%
Egypt — 1.3%
Alexandria Mineral Oils Co., expiring 12/08/14(g)	60,700	543,563
Arab Cotton Ginning, expiring 12/08/14	379,670	131,452
Commercial International Bank Egypt SAE,expiring 12/01/14	402,100	1,648,275
Eastern Co., expiring 12/08/14	38,898	531,997
EFG - Hermes Holdings SAE, expiring 12/08/14	241,975	253,749
Egyptian Kuwaiti Holding Co., expiring 12/01/14	504,000	352,800
ElSwedy Electric Co., expiring 12/15/14(g)	65,311	163,312
Ezz Steel, expiring 12/08/14	317,020	350,061
Juhayna Food Industries, expiring 12/01/14	713,453	941,308
Maridive & Oil Services SAE, expiring 12/01/14	275,735	248,161
Orascom Construction Industries, expiring 12/08/14	28,703	986,989
Orascom Telecom Media & Technology,expiring 02/04/16	1,745,300	98,260
Oriental Weavers, expiring 12/08/14	135,571	386,325
Palm Hills Developments SAE, expiring 12/15/14	773,000	178,423
Pioneers Holding, expiring 12/08/14	394,200	158,949
Sidi Kerir Petrochemicals Co., expiring 12/01/14(g)	273,277	488,655
Telecom Egypt, expiring 12/01/14	396,812	651,883
TMG Holding, expiring 12/08/14	801,562	459,112

		8,573,274

Malaysia
WCT Bhd, expiring 12/11/17	50,420	7,022

WARRANTS* (continued)	Units	Value (Note 2)
Saudi Arabia — 0.8%
Al Rajhi Bank, expiring 02/16/15	26,900	$512,859
Al Tayyar Travel Group, expiring 07/02/15	7,150	122,972
Alinma Bank, expiring 02/23/15	31,000	113,246
Almari Co. Ltd., expiring 11/24/14	10,926	206,123
Banque Saudi Fransi, expiring 02/23/15	21,025	182,205
Etihad Etisalat Co., expiring 12/05/14	26,520	562,187
Fawaz Abdulaziz Alhokair Co., expiring 02/23/15	4,200	175,828
Jarir Marketing Co., expiring 05/04/15	3,750	192,987
Mobile Telecommunications Co. KSC,expiring 05/04/15	44,362	118,882
National Industrialization, expiring 05/04/15	38,250	268,242
Riyad Bank, expiring 12/15/14	29,000	192,934
Samba Financial Group, expiring 02/10/15	21,800	287,160
Saudi Arabian Amiantit Co., expiring 05/11/15	21,300	79,515
Saudi Arabian Fetilizer Co., expiring 05/11/15	6,266	241,434
Saudi Arabian Mining Co., expiring 05/11/15	21,900	171,685
Saudi Basic Industries, expiring 02/23/15	15,800	385,494
Saudi Cement Co., expiring 08/10/15	9,600	261,103
Saudi International Petrochemical Co.,expiring 03/27/15	42,130	256,133
Saudi Telecom Co., expiring 05/11/15	18,300	194,699
Savola, expiring 02/02/15	24,200	317,483
Yamamah Saudi Cement Co., expiring 02/02/15	12,750	173,388

		5,016,559

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC,expiring 10/14/16	278,880	368,856
Bao Viet Holdings, expiring 10/15/19	75,570	150,284
Development Investment Construction Corp.,expiring 07/27/15	141,570	69,548
GEMADEPT Corp., expiring 12/03/14	125,667	150,184
Hagl JSC, expiring 03/03/15	261,240	255,442
Hoa Phat Group JSC, expiring 03/03/15	205,852	274,212
Kinh Do Corp., expiring 12/08/14(g)	65,170	144,378
Masan Group Corp., expiring 07/07/16(g)	184,900	777,335
PetroVietnam Construction JSC, expiring 05/20/16	368,677	87,076
PetroVietnam Drilling & Well Services JSC,expiring 12/15/14	93,543	208,562
PetroVietnam Fertilizer & Chemicals JSC,expiring 12/09/14	95,000	179,500
PetroVietnam Technical Service JSC,expiring 12/08/14	319,500	235,438
Pha Lai Thermal Power JSC, expiring
01/13/15	211,900	234,222
Viet Nam Construction and Import-Export JSC, expiring 12/08/14	586,900	321,591
Vietnam Dairy Products JSC, expiring 09/29/14	26,726	166,644
Vietnam Joint Stock Commercial Bank for Industry & Trade, expiring 10/27/16	448,363	423,583

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

WARRANTS* (continued)	Units	Value (Note 2)
Vietnam (continued)
Vingroup JSC, expiring 12/16/14	254,654	$751,817

		4,798,672

TOTAL WARRANTS (cost $19,405,303)		18,395,527

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BOND India
Dr. Reddy’s Laboratories Ltd., Unsec’d. Notes (cost $16,003)
9.250%	03/24/14	NR	INR 145	12,171

TOTAL LONG-TERM INVESTMENTS (cost $703,127,754)				656,454,334

			Shares
SHORT-TERM INVESTMENT — 2.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $13,690,388; includes $13,690,387 of cash collateral for securities on loan)(b)(w)(Note 4)			13,690,388	13,690,388

TOTAL INVESTMENTS — 100.8% (cost $716,818,142)				670,144,722
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%				(5,068,767)

NET ASSETS — 100.0%				$665,075,955

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CMPC	Compania Manufacturera de Papeles y Cartones
COPEC	Compania de Petroleos de Chile
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
NR	Non Rated by Moody’s or Standard & Poor’s
NVDR	Non-voting Depositary Receipts
OTC	Over-The-Counter
PRFC	Preference Shares
TBA	To Be Announced
XLON	London Stock Exchange
INR	Indian Rupee

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,298,820; cash collateral of $13,690,387 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$4,885,576	$—	$—
Botswana	4,374,934	734,027	326,515
Brazil	21,144,401	—	—
Bulgaria	534,915	640,687	497,540
Chile	20,168,103	—	—
China	5,921,085	53,728,321	—
Colombia	9,346,698	—	66,908
Croatia	1,245,410	1,949,207	458,028
Czech Republic	3,265,415	6,647,265	—
Egypt	2,449,673	—	—
Estonia	4,959,909	—	—
Ghana	3,671,817	—	—
Hungary	1,121,749	8,775,225	—
India	12,764,173	27,095,240	—
Indonesia	—	21,706,113	—
Jordan	4,164,841	551,217	—
Kazakhstan	3,367,968	1,294,434	—
Kenya	4,850,434	72,827	—
Kuwait	7,127,020	2,308,270	—
Latvia	931,405	—	—
Lebanon	2,304,592	—	625,780
Lithuania	973,957	248,377	151,208
Malaysia	3,275,096	17,140,395	161,336
Mauritius	3,594,491	—	41,412
Mexico	43,687,038	—	—
Morocco	2,641,900	2,337,932	—
Nigeria	2,854,219	2,508,827	—
Oman	4,296,371	421,742	—
Pakistan	4,634,748	243,597	—
Peru	9,862,711	—	—
Philippines	573,591	10,008,342	—
Poland	3,354,924	16,118,568	—
Qatar	6,715,530	2,875,400	—
Romania	3,047,138	1,963,622	—
Russia	39,154,110	683,931	—
Slovenia	5,119,741	875,731	—
South Africa	5,168,421	36,304,360	—
South Korea	1,112,896	39,753,003	—
Taiwan	—	41,134,332	—
Thailand	14,957,172	5,184,409	—
Turkey	788,718	18,808,890	—
Ukraine	715,209	657,846	—
United Arab Emirates	4,041,651	6,094,753	—
Exchange Traded Fund	6,250,948	—	—
Preferred Stocks:
Brazil	17,709,697	—	—
Colombia	833,257	—	—
Croatia	1,497,175	—	—
Philippines	—	—	2,603
Russia	1,383,306	—	—
Rights:
Poland	—	—	—
Taiwan	—	4,283	—

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Warrants:
Egypt	—	8,573,274	—
Malaysia	—	7,022	—
Saudi Arabia	—	5,016,559	—
Vietnam	—	4,798,672	—
Corporate Bond	—	12,171	—
Affiliated Money Market Mutual Fund	13,690,388	—	—

Total	$320,534,521	$347,278,871	$2,331,330

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks
Balance as of 12/31/12	$5,985,499	$256,398
Realized gain (loss)	(382,771)	—
Change in unrealized appreciation (depreciation)*	(14,076)	(272)
Purchases	309,836	—
Sales	(733,055)	—
Transfers into Level 3	2,265,535	—
Transfers out of Level 3	(5,102,241)	(253,523)

Balance as of 06/30/13	$2,328,727	$2,603

*	Of which, $(272,746) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were ten Common Stocks and 1 Preferred Stock transferred out of Level 3 as a result of being traded on an exchange and eleven Common Stocks transferred into Level 3 as a result of experiencing no trade volume.

Fair value of Level 2 investments at 12/31/12 was $737,620,799, which was a result of valuing investments using third party vendor modeling tools. An amount of $41,043,302 was transferred from Level 2 into Level 1 at 06/30/13 as a result of using quoted prices in active market for such foreign securities. An amount of $36,369,220 was transferred from Level 1 into Level 2 at 06/30/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Commercial Banks	15.6%
Telecommunications	10.1
Oil, Gas & Consumable Fuels	9.2
Metals & Mining	5.6
Diversified Financial Services	4.6
Foods	4.1
Chemicals	2.8
Retail & Merchandising	2.7
Diversified Operations	2.6
Electric	2.5
Building Materials	2.4
Semiconductors	2.3
Beverages	2.2
Real Estate	2.2
Affiliated Money Market Mutual Fund (2.1% represents investments purchased with collateral from securities on loan)	2.1
Insurance	1.7
Engineering/Construction	1.7
Pharmaceuticals	1.6
Internet Software & Services	1.5
Industrials	1.4
Automobile Manufacturers	1.2
Electronic Components & Equipment	1.2
Financial Services	1.0
Media & Entertainment	1.0
Exchange Traded Funds	0.9
Transportation	0.9
Computer Services & Software	0.9
Agriculture	0.7
Electric – Generation	0.7
Holding Companies	0.7
Tobacco	0.7
Auto Parts & Equipment	0.6
Airlines	0.6
Information Technology	0.6
Consumer Discretionary	0.6

Machinery	0.6%
Financial – Bank & Trust	0.5
Electric – Integrated	0.5
Hotels & Motels	0.5
Computers & Peripherals	0.5
Investment Companies	0.5
Commercial Services	0.5
Apparel	0.4
Distribution/Wholesale	0.4
Textiles	0.4
Consumer Products & Services	0.4
Water	0.3
Paper & Forest Products	0.3
Healthcare Providers & Services	0.3
Medical Supplies & Equipment	0.3
Electronics	0.3
Utilities	0.2
Real Estate Investment Trusts	0.2
Cosmetics/Personal Care	0.2
Manufacturing	0.2
Marine	0.2
Healthcare Products & Services	0.2
Entertainment & Leisure	0.2
Household Products	0.2
Home Furnishings	0.2
Engineering & Construction	0.2
Aerospace & Defense	0.1
Energy – Alternate Sources	0.1
Materials	0.1
Home Builders	0.1
Biotechnology	0.1
Containers & Packaging	0.1
Pipelines	0.1
Electronic Components	0.1
Software	0.1

100.8
Liabilities in excess of other assets	(0.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$18,399,810	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Total
Equity contracts	$122,125	$2,109,870	$2,231,995

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Total
Equity contracts	$(53,004)	$(3,528,759)	$(3,581,763)

For the six months ended June 30, 2013, the Portfolio’s average cost for warrants was $24,369,709.

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$13,298,820	$—	$—	$13,298,820

Collateral Amount Pledged/(Received):
Securities on loan				(13,298,820)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $13,298,820:
Unaffiliated investments (cost $703,127,754)	$656,454,334
Affiliated investments (cost $13,690,388)	13,690,388
Foreign currency, at value (cost $6,038,256)	6,023,970
Receivable for investments sold	10,471,783
Dividends and interest receivable	3,563,151
Receivable for fund share sold	661,004
Tax reclaim receivable	72,191
Prepaid expenses	1,045

Total Assets	690,937,866

LIABILITIES:
Payable to broker for collateral for securities on loan	13,690,387
Payable for investments purchased	6,240,406
Payable to custodian	4,166,556
Accrued expenses and other liabilities	1,174,091
Advisory fees payable	321,995
Foreign capital gains tax liability	219,763
Payable for fund share repurchased	31,766
Foreign withheld taxes payable	9,511
Distribution fee payable	7,019
Affiliated transfer agent fee payable	417

Total Liabilities	25,861,911

NET ASSETS	$665,075,955

Net assets were comprised of:
Paid-in capital	$652,039,511
Retained earnings	13,036,444

Net assets, June 30, 2013	$665,075,955

Net asset value and redemption price per share, $665,075,955 / 79,893,463 outstanding shares of beneficial interest	$8.32

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $1,553,245 foreign withholding tax)	$15,127,807
Affiliated income from securities lending, net	50,408
Affiliated dividend income	8,582
Interest income	2,050

15,188,847

EXPENSES
Advisory fees	5,764,422
Custodian and accounting fees	1,284,000
Distribution fee	305,492
Shareholder servicing fees and expenses	224,790
Commitment fee on syndicated credit agreement	13,000
Audit fee	12,000
Loan interest expense (Note 7)	11,299
Trustees’ fees	9,000
Legal fees and expenses	7,000
Insurance expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Miscellaneous	78,411

Total expenses	7,722,414
Less: shareholder servicing fee waiver	(62,039)

Net expenses	7,660,375

NET INVESTMENT INCOME	7,528,472

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $39,820)	43,874,765
Foreign currency transactions	(737,711)

43,137,054

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $471,418)	(107,741,782)
Foreign currencies	(107,025)

(107,848,807)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	(64,711,753)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(57,183,281)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$7,528,472	$17,238,359
Net realized gain (loss) on investment and foreign currency transactions	43,137,054	(7,881,687)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(107,848,807)	164,099,933

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(57,183,281)	173,456,605

DISTRIBUTIONS	—	(34,399,261)

FUND SHARE TRANSACTIONS:
Fund share sold [23,586,435 and 72,721,087 shares, respectively]	213,542,013	613,440,478
Fund share issued in reinvestment of distributions [0 and 4,461,642 shares, respectively]	—	34,399,261
Fund share repurchased [95,270,852 and 37,894,310 shares, respectively]	(847,859,295)	(311,275,733)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(634,317,282)	336,564,006

TOTAL INCREASE (DECREASE) IN NET ASSETS	(691,500,563)	475,621,350
NET ASSETS:
Beginning of period	1,356,576,518	880,955,168

End of period	$665,075,955	$1,356,576,518

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST QMA EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 88.4%	Shares	Value (Note 2)
Bermuda — 0.5%
GOME Electrical Appliances Holding Ltd.*	728,000	$65,247
Huabao International Holdings Ltd.	3,192,000	1,405,509

		1,470,756

Brazil — 7.0%
Banco do Brasil SA	198,500	1,965,118
Banco Santander Brasil SA	69,200	420,841
CCR SA	64,300	511,783
Cia de Bebidas das Americas	12,700	467,851
Cia de Saneamento Basico do Estado de Sao Paulo	25,000	258,140
Cielo SA	25,900	648,965
Cosan SA Industria e Comercio	8,900	171,590
Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,000	68,703
Duratex SA	287,870	1,644,898
Embraer SA	43,100	395,005
JBS SA	590,400	1,696,042
Kroton Educacional SA	13,800	191,042
Lojas Americanas SA	9,300	56,892
M Dias Branco SA	2,500	94,562
Petroleo Brasileiro SA	382,800	2,549,312
Porto Seguro SA	124,300	1,346,419
Tim Participacoes SA	61,900	226,922
Tractebel Energia SA	62,000	963,892
Transmissora Alianca de Energia Eletrica SA, UTS	6,800	65,978
Ultrapar Participacoes SA	26,600	635,033
Vale SA	343,600	4,488,736
WEG SA	15,800	199,611

		19,067,335

Cayman Islands — 0.9%
Geely Automobile Holdings Ltd.	3,055,000	1,311,645
Greentown China Holdings Ltd.	707,000	1,144,815

		2,456,460

Chile — 1.6%
AES Gener SA	661,016	430,659
Aguas Andinas SA (Class A Stock)	232,572	165,668
Banco de Chile	2,306,745	332,811
CAP SA	32,766	727,488
Cia Cervecerias Unidas SA	50,553	721,901
ENTEL Chile SA	64,264	1,075,178
Vina Concha y Toro SA	392,997	767,785

		4,221,490

China — 15.6%
Agile Property Holdings Ltd.	1,466,000	1,561,987
Agricultural Bank of China Ltd. (Class H Stock)	1,577,000	644,660
Anhui Conch Cement Co. Ltd. (Class H Stock)	283,000	760,815
Bank of China Ltd. (Class H Stock)	9,544,000	3,909,842
Bank of Communications Co. Ltd. (Class H Stock)	3,173,000	2,033,268
BBMG Corp. (Class H Stock)	112,500	68,652
China BlueChemical Ltd. (Class H Stock)	126,000	76,601

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Communications Construction Co. Ltd. (Class H Stock)*	2,380,000	$1,850,056
China Communications Services Corp. Ltd. (Class H Stock)	220,000	138,009
China Construction Bank Corp. (Class H Stock)	6,121,000	4,301,341
China International Marine Containers Group Co. Ltd. (Class H Stock)*	38,500	65,998
China Merchants Bank Co. Ltd. (Class H Stock)	531,000	881,632
China Minsheng Banking Corp Ltd. (Class H Stock)	379,500	369,553
China Mobile Ltd.	441,500	4,572,551
China National Building Material Co. Ltd. (Class H Stock)	214,000	190,372
China Oilfield Services Ltd. (Class H Stock)	112,000	217,827
China Petroleum & Chemical Corp. (Class H Stock)	5,510,800	3,856,263
China Railway Construction Corp. Ltd. (Class H Stock)	1,493,500	1,291,522
China Railway Group Ltd. (Class H Stock)	331,000	152,079
China Resources Power Holdings Co. Ltd.	156,000	372,737
China Shanshui Cement Group Ltd.	134,000	59,834
China Shenhua Energy Co. Ltd. (Class H Stock)	113,000	287,255
China Unicom Hong Kong Ltd.	346,000	455,302
China Vanke Co. Ltd. (Class B Stock)	263,374	467,994
Chongqing Rural Commercial Bank	2,964,000	1,245,890
CNOOC Ltd.	526,000	881,007
Country Garden Holdings Co.	3,424,000	1,779,353
Datang International Power Generation Co. Ltd. (Class H Stock)*	1,774,000	713,630
Great Wall Motor Co. Ltd. (Class H Stock)	68,000	291,019
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	460,000	659,280
Huaneng Power International, Inc. (Class H Stock)	254,000	251,063
Industrial & Commercial Bank of China Ltd. (Class H Stock)	6,606,000	4,140,193
PetroChina Co. Ltd. (Class H Stock)	474,000	513,985
Poly (Hong Kong) Investments Ltd.	160,000	85,831
Shanghai Industrial Holdings Ltd.	35,000	107,808
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	278,300	520,250
Shimao Property Holdings Ltd.	164,500	323,592
Sihuan Pharmaceutical Holdings Group Ltd.	185,000	121,115
Sino-Ocean Land Holdings Ltd.	1,129,000	608,602
Tencent Holdings Ltd.	36,800	1,436,938
Zhejiang Expressway Co. Ltd. (Class H Stock)	116,000	94,446
Zhuzhou CSR Times Electric Co. Ltd. (Class H Stock)	36,000	90,166

		42,450,318

Colombia — 0.6%
Almacenes Exito SA	14,633	237,578
BanColombia SA	16,523	226,992
Corporacion Financiera Colombiana SA	32,340	598,439

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Colombia (continued)
Ecopetrol SA	325,426	$673,143

		1,736,152

Czech Republic — 0.2%
CEZ A/S	16,056	384,902
Komercni Banka A/S	1,110	206,055

		590,957

Hong Kong — 0.1%
Fosun International Ltd.	119,500	87,333
Shougang Fushan Resources Group Ltd.	238,000	91,906

		179,239

India — 5.0%
Axis Bank Ltd., GDR*	21,430	486,032
Dr. Reddy’s Laboratories Ltd., ADR*	28,100	1,062,742
GAIL India Ltd., GDR	12,596	413,779
HDFC Bank Ltd., ADR	46,400	1,681,536
ICICI Bank Ltd., ADR	48,200	1,843,650
Infosys Ltd., ADR	1,400	57,666
Larsen & Toubro Ltd., GDR	15,489	364,146
Mahindra & Mahindra Ltd., GDR	53,401	874,708
Ranbaxy Laboratories Ltd., GDR*	15,161	81,642
Reliance Industries Ltd., GDR	106,229	3,058,333
State Bank of India, GDR	11,683	781,593
Sterlite Industries India Ltd., ADR	121,100	707,224
Tata Motors Ltd., ADR	61,200	1,434,528
Tata Steel Ltd., GDR	21,383	100,072
Wipro Ltd., ADR	82,706	602,100

		13,549,751

Indonesia — 3.1%
Astra Agro Lestari Tbk PT	30,500	60,326
Bank Mandiri Persero Tbk PT	1,529,500	1,379,512
Bank Negara Indonesia Persero Tbk PT	2,066,000	889,236
Bank Rakyat Indonesia Persero Tbk PT	2,475,500	1,921,977
Charoen Pokphand Indonesia Tbk PT*	544,500	281,134
Indocement Tunggal Prakarsa Tbk PT	716,500	1,759,363
Indofood Sukses Makmur Tbk PT	346,000	255,218
Kalbe Farma Tbk PT	1,691,500	244,180
Media Nusantara Citra Tbk PT*	322,500	101,334
Perusahaan Gas Negara Persero Tbk PT	802,000	463,629
Semen Indonesia Persero Tbk PT	285,500	490,345
Telekomunikasi Indonesia Persero Tbk PT	642,000	714,969

		8,561,223

Malaysia — 3.5%
AirAsia Bhd	88,800	89,350
British American Tobacco Malaysia Bhd	75,800	1,426,040
Felda Global Ventures Holdings Bhd	80,100	114,517
Hong Leong Financial Group Bhd	66,100	301,509
IOI Corp. Bhd	380,000	654,798
MISC Bhd*	81,600	131,717
Petronas Chemicals Group Bhd	1,016,100	2,127,831
Public Bank Bhd	76,900	414,475
Sapurakencana Petroleum Bhd	250,700	323,449
Tenaga Nasional Bhd	914,400	2,399,323
UEM Sunrise Bhd	125,700	123,666
UMW Holdings Bhd	322,600	1,486,674

		9,593,349

COMMON STOCKS (continued)	Shares	Value (Note 2)
Mexico — 4.1%
Alfa SAB de CV (Class A Stock)	205,600	$494,426
America Movil SAB de CV (Class L Stock)	3,001,200	3,265,837
Controladora Comercial Mexicana SAB de CV	355,190	1,350,317
El Puerto de Liverpool SAB de CV (Class C1 Stock)	13,700	162,096
Fomento Economico Mexicano SAB de CV	141,300	1,463,441
Genomma Lab Internacional SAB de CV (Class B Stock)*	108,300	213,884
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	30,900	157,249
Grupo Carso SAB de CV (Class A Stock)	156,200	745,230
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	675,200	2,214,633
OHL Mexico SAB de CV*	43,700	103,875
Wal-Mart de Mexico SAB de CV (Class V Stock)	367,600	1,030,390

		11,201,378

Philippines — 1.3%
Aboitiz Power Corp.	170,400	137,267
Alliance Global Group, Inc.*	2,544,500	1,367,970
BDO Unibank, Inc.	118,330	231,935
Globe Telecom, Inc.	9,960	370,855
Jollibee Foods Corp.	257,130	879,166
SM Investments Corp.	17,710	436,257

		3,423,450

Poland — 0.9%
Asseco Poland SA	75,606	967,156
Bank Handlowy w Warszawie SA	2,635	73,615
Cyfrowy Polsat SA*	15,352	85,707
Eurocash SA	5,517	97,465
Grupa Lotos SA*	5,273	56,869
KGHM Polska Miedz SA	10,258	373,082
Polskie Gornictwo Naftowe I Gazownictwo SA*	129,727	226,635
Powszechny Zaklad Ubezpieczen SA	4,101	505,296
Tauron Polska Energia SA	76,798	99,443

		2,485,268

Russia — 5.8%
Gazprom OAO	618,950	2,051,856
Lukoil OAO	68,481	3,936,589
Magnit OJSC, GDR	19,347	1,106,648
MegaFon OAO, GDR	6,273	196,031
MMC Norilsk Nickel OJSC	3,757	543,154
Mobile Telesystems OJSC, ADR	28,300	536,002
Rosneft OAO	326,150	2,253,797
Rostelecom Ojsc	147,290	395,644
Sberbank of Russia	126,230	1,437,760
Sistema JSFC, GDR	48,831	964,412
Tatneft OAO	416,370	2,486,204

		15,908,097

South Africa — 7.3%
African Rainbow Minerals Ltd.	88,536	1,338,948
Aspen Pharmacare Holdings Ltd.*	21,916	503,801
Assore Ltd.	29,651	959,866
Bidvest Group Ltd.	21,668	536,845
FirstRand Ltd.	849,410	2,485,531

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa (continued)
Harmony Gold Mining Co. Ltd.	28,410	$106,019
Imperial Holdings Ltd.	14,469	307,150
Kumba Iron Ore Ltd.	32,873	1,534,098
Liberty Holdings Ltd.	123,209	1,492,461
Life Healthcare Group Holdings Ltd.	91,412	346,712
MMI Holdings Ltd.	605,988	1,356,852
MTN Group Ltd.	46,079	857,042
Naspers Ltd. (Class N Stock)	8,702	642,309
PPC Ltd.	40,286	121,408
RMB Holdings Ltd.	419,242	1,673,270
RMI Holdings	49,256	125,426
Sasol Ltd.	83,030	3,614,941
Standard Bank Group Ltd.	88,802	1,000,685
Tiger Brands Ltd.	12,251	365,820
Vodacom Group Ltd.	27,079	287,363
Woolworths Holdings Ltd.	56,702	369,593

		20,026,140

South Korea — 12.9%
Amorepacific Group	203	61,796
Cheil Worldwide, Inc.*	7,090	152,199
Coway Co. Ltd.	4,319	209,879
Daelim Industrial Co. Ltd.	2,030	153,018
Dongbu Insurance Co. Ltd.	1,720	72,535
Doosan Corp.	618	69,284
E-Mart Co. Ltd.	4,036	708,789
Halla Climate Control Corp.	48,390	1,529,494
Hanwha Corp.	3,970	101,487
Hite Jinro Co. Ltd.	2,070	56,398
Hyundai Department Store Co. Ltd.	1,232	161,217
Hyundai Motor Co.	22,234	4,360,768
Hyundai Steel Co.	4,493	251,568
Korea Gas Corp.	1,782	81,979
KT Corp.	57,410	1,794,966
KT&G Corp.	34,026	2,210,699
LG Electronics, Inc.	34,418	2,187,564
LG Uplus Corp.*	17,290	180,916
Lotte Shopping Co. Ltd.	2,727	844,640
Mirae Asset Securities Co. Ltd.	1,880	68,206
NCSoft Corp.	1,107	156,026
NHN Corp.	6,147	1,560,634
POSCO	2,985	778,059
Samsung Electronics Co. Ltd.	10,459	12,224,733
Samsung Heavy Industries Co. Ltd.	11,200	348,507
Samsung Techwin Co. Ltd.	2,710	153,983
Shinsegae Co. Ltd.	490	90,204
SK Holdings Co. Ltd.	1,918	283,673
SK Hynix, Inc.*	86,830	2,356,797
SK Telecom Co. Ltd.	10,666	1,961,536

		35,171,554

Spain
Cemex Latam Holdings SA	12,100	80,596

Taiwan — 11.7%
Advanced Semiconductor Engineering, Inc.	447,000	372,104
Asustek Computer, Inc.	30,000	256,644
AU Optronics Corp.*	699,000	248,234
Catcher Technology Co. Ltd.	401,000	2,073,035
Cathay Financial Holding Co. Ltd.	653,000	887,449
Chicony Electronics Co. Ltd.	44,000	114,348

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Chinatrust Financial Holding Co. Ltd.	2,375,000	$1,465,900
Delta Electronics, Inc.	519,000	2,357,029
E. Sun Financial Holding Co. Ltd.	310,000	188,451
Far Eastern Department Stores Co. Ltd.	70,000	66,258
First Financial Holding Co. Ltd.	483,000	284,668
Fubon Financial Holding Co. Ltd.	1,355,000	1,840,506
Giant Manufacturing Co. Ltd.	20,000	137,090
Hermes Microvision, Inc.	18,000	516,755
Hon Hai Precision Industry Co. Ltd.	199,000	486,362
Hotai Motor Co. Ltd.	17,000	182,258
Innolux Corp.*	533,000	263,191
Inventec Co. Ltd.	186,000	103,022
Largan Precision Co. Ltd.	14,000	444,205
Lite-On Technology Corp.	146,000	255,202
Mega Financial Holding Co. Ltd.	2,997,000	2,264,028
Merida Industry Co. Ltd.	245,000	1,446,399
Pegatron Corp.*	862,000	1,415,695
President Chain Store Corp.	228,000	1,490,395
Realtek Semiconductor Corp.	33,000	77,710
Shin Kong Financial Holding Co. Ltd.*	2,684,000	899,429
SinoPac Financial Holdings Co. Ltd.	3,678,000	1,739,407
Taishin Financial Holding Co. Ltd.	611,000	268,251
Taiwan Semiconductor Manufacturing Co. Ltd.	1,831,000	6,628,396
Teco Electric and Machinery Co. Ltd.	234,000	232,929
Uni-President Enterprises Corp.	1,248,000	2,425,948
Vanguard International Semiconductor Corp.	464,000	521,397

		31,952,695

Thailand — 3.6%
Advanced Info Service PCL	93,900	853,774
Airports of Thailand PCL	274,000	1,488,602
Bangkok Bank PCL	67,900	452,235
Bangkok Bank PCL	38,000	248,052
Bangkok Dusit Medical Services PCL (Class F Stock)	30,200	153,361
BEC World PCL	757,700	1,435,269
Central Pattana PCL	614,000	890,859
CP ALL PCL	360,400	453,187
Krung Thai Bank PCL	256,900	168,147
PTT Global Chemical PCL	940,600	2,092,581
PTT PCL	40,800	440,690
Siam Commercial Bank PCL	145,300	805,791
Siam Makro PCL	7,800	196,163

		9,678,711

Turkey — 2.7%
Enka Insaat ve Sanayi A/S	749,234	1,879,372
TAV Havalimanlari Holding A/S	302,945	1,771,896
Tupras Turkiye Petrol Rafinerileri A/S	9,326	227,723
Turk Hava Yollari	402,081	1,562,198
Turkiye Halk Bankasi A/S	50,375	426,827
Turkiye Is Bankasi (Class C Stock)	126,816	374,297
Turkiye Vakiflar Bankasi Tao (Class D Stock)	455,261	1,133,632

		7,375,945

TOTAL COMMON STOCKS (cost $262,895,867)		241,180,864

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

EXCHANGE TRADED FUNDS — 4.8%	Shares	Value (Note 2)
iShares MSCI Emerging Markets Index Fund	320,000	12,342,400
iShares MSCI South Korea Capped Index Fund	12,500	665,000

TOTAL EXCHANGE TRADED FUNDS (cost $14,508,752)		13,007,400

EXCHANGE TRADED NOTE — 0.6%
iPath MSCI India Index ETN* (cost $1,679,168)	30,000	1,605,600

PREFERRED STOCKS — 5.2%
Brazil — 4.3%
AES Tiete SA, (PRFC)	8,200	76,769
Banco Bradesco SA, (PRFC)	154,010	1,987,805
Bradespar SA, (PRFC)	16,500	148,336
Cia Brasileira de Distribuicao Grupo Pao de Acucar, (PRFC)	9,000	403,384
Cia de Bebidas das Americas, (PRFC)	50,300	1,877,106
Cia Energetica de Minas Gerais, (PRFC)	159,627	1,417,174
Itau Unibanco Holding SA, (PRFC)	93,000	1,201,183
Itausa - Investimentos Itau SA, (PRFC)	646,330	2,392,581
Klabin SA, (PRFC)	142,800	701,409
Lojas Americanas SA, (PRFC)	29,700	207,109
Oi SA, (PRFC)	784,700	1,399,649

		11,812,505

Chile — 0.2%
Embotelladora Andina SA, (PRFC B)	19,240	111,339
Sociedad Quimica y Minera de Chile SA, (PRFC B)	7,044	285,614

		396,953

Colombia
Grupo Aval Acciones y Valores, (PRFC)	107,493	76,913

Russia — 0.7%
AK Transneft OAO, (PRFC)	917	2,026,560

TOTAL PREFERRED STOCKS (cost $18,145,072)		14,312,931

		Value (Note 2)
TOTAL LONG-TERM INVESTMENTS (cost $297,228,859)		$270,106,795

SHORT-TERM INVESTMENTS — 0.1%	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $79)(w)(Note 4)	79	79

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $99,990)
0.040%	09/19/13	$100	99,992

TOTAL SHORT-TERM INVESTMENTS (cost $100,069)			100,071

TOTAL INVESTMENTS — 99.1% (cost $297,328,928)			270,206,866
OTHER ASSETS IN EXCESS OF LIABILITIES(X) — 0.9%			2,560,077

NET ASSETS — 100.0%			$272,766,943

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
ETN	Exchange Traded Note
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation
Long Position:
90	MSCI Taiwan Stock Index	Jul. 2013	$2,431,314	$2,515,500	$84,186

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Bermuda	$—	$1,470,756	$—
Brazil	19,067,335	—	—
Cayman Islands	—	2,456,460	—
Chile	4,221,490	—	—
China	—	42,450,318	—
Colombia	1,736,152	—	—
Czech Republic	—	590,957	—
Hong Kong	—	179,239	—
India	13,549,751	—	—
Indonesia	—	8,561,223	—
Malaysia	131,717	9,461,632	—
Mexico	11,201,378	—	—
Philippines	137,267	3,286,183	—
Poland	183,172	2,302,096	—
Russia	15,908,097	—	—
South Africa	1,081,274	18,944,866	—
South Korea	2,391,615	32,779,939	—
Spain	80,596	—	—
Taiwan	—	31,952,695	—
Thailand	8,978,424	700,287	—
Turkey	—	7,375,945	—
Exchange Traded Funds	13,007,400	—	—
Exchange Traded Note	1,605,600	—	—
Preferred Stocks:
Brazil	11,812,505	—	—
Chile	396,953	—	—
Colombia	76,913	—	—
Russia	2,026,560	—	—
U.S. Treasury Obligation	—	99,992	—
Affiliated Money Market Mutual Fund	79	—	—
Other Financial Instruments*
Futures	84,186	—	—

Total	$107,678,464	$162,612,588	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Commercial Banks	17.8%
Oil, Gas & Consumable Fuels	11.0
Semiconductors & Semiconductor Equipment	8.3
Wireless Telecommunication Services	5.6
Exchange Traded Funds	4.8
Metals & Mining	4.5
Automobiles	3.6
Real Estate Management & Development	2.8
Food & Staples Retailing	2.6
Insurance	2.5
Diversified Financial Services	2.4
Chemicals	2.2

Industrial Conglomerates	2.2%
Food Products	2.2
Beverages	2.0
Diversified Telecommunication Services	1.9
Electric Utilities	1.6
Computers & Peripherals	1.5
Transportation Infrastructure	1.5
Construction & Engineering	1.4
Electronic Equipment, Instruments & Components	1.4
Tobacco	1.3
Construction Materials	1.3
Internet Software & Services	1.1
Independent Power Producers & Energy Traders	1.1
Household Durables	0.9
Media	0.9
Pharmaceuticals	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Household Products	0.8%
Multiline Retail	0.7
Airlines	0.6
Paper & Forest Products	0.6
Exchange Traded Note	0.6
Leisure Equipment & Products	0.6
Auto Components	0.6
IT Services	0.5
Software	0.4
Healthcare Providers & Services	0.4
Gas Utilities	0.4
Hotels, Restaurants & Leisure	0.3
Containers & Packaging	0.3

Machinery	0.2%
Energy Equipment & Services	0.2
Water Utilities	0.1
Aerospace & Defense	0.1
Electrical Equipment	0.1
Distributors	0.1
Specialty Retail	0.1
Diversified Consumer Services	0.1
U.S. Treasury Obligation	0.1

99.1
Other assets in excess of liabilities	0.9

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange and equity risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker-variation margin	$84,186	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period February 25, 2013* through June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$(232,896)	$(232,896)
Equity contracts	23,337	(83,166)	—	(59,829)

Total	$23,337	$(83,166)	$(232,896)	$(292,725)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments,carried at fair value				Futures
Equity contracts				$84,186

For the period February 25, 2013* through June 30, 2013, the Portfolio’s average value at trade date for futures long position was $1,707,586.

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$59,400	$—	$—	$59,400

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	—	—	—	—

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives				—

Net Amount				$59,400

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $297,328,849)	$270,206,787
Affiliated investments (cost $79)	79
Foreign currency, at value (cost $336,440)	335,643
Deposit with broker	4
Dividends receivable	2,426,593
Receivable for investments sold	95,249
Due from broker-varation margin	59,400
Tax reclaim receivable	20,620
Receivable for fund share sold	2,918
Prepaid expenses	235

Total Assets	273,147,528

LIABILITIES:
Advisory fees payable	122,431
Loan payable	116,000
Accrued expenses and other liabilities	109,811
Payable for fund share repurchased	27,679
Distribution fee payable	2,909
Foreign withheld taxes payable	1,338
Affiliated transfer agent fee payable	417

Total Liabilities	380,585

NET ASSETS	$272,766,943

Net assets were comprised of:
Paid-in capital	$303,095,542
Retained earnings	(30,328,599)

Net assets, June 30, 2013	$272,766,943

Net asset value and redemption price per share, $272,766,943 / 30,228,316 outstanding shares of beneficial interest	$9.02

STATEMENT OF OPERATIONS

(Unaudited)

For the Period February 25, 2013* through June 30, 2013

INCOME
Unaffiliated dividend income (net of $497,669 foreign withholding tax)	$4,627,107
Affiliated dividend income	9,430

4,636,537

EXPENSES
Advisory fees	1,131,536
Custodian and accounting fees	105,000
Distribution fee	103,813
Audit fee	13,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,100) (Note 4)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Loan interest expense (Note 7)	914
Miscellaneous	9,269

Total expenses	1,383,532

NET INVESTMENT INCOME	3,253,005

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(6,171,654)
Futures transactions	(83,166)
Foreign currency transactions	(263,266)

(6,518,086)

Net change in unrealized appreciation (depreciation) on:
Investments	(27,122,062)
Futures	84,186
Foreign currencies	(25,642)

(27,063,518)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(33,581,604)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,328,599)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

February 25, 2013* through June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,253,005
Net realized loss on investment and foreign currency transactions	(6,518,086)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(27,063,518)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(30,328,599)

FUND SHARE TRANSACTIONS:
Fund share sold [39,379,389 shares]	392,764,909
Fund share repurchased [9,151,073 shares]	(89,669,367)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	303,095,542

TOTAL INCREASE IN NET ASSETS	272,766,943
NET ASSETS:
Beginning of period	—

End of period	$272,766,943

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.9%
General Dynamics Corp.	209,900	$16,441,467
Honeywell International, Inc.	20,000	1,586,800
Northrop Grumman Corp.	260,100	21,536,280
Raytheon Co.	86,800	5,739,216
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	54,400	1,168,512

		46,472,275

Air Freight & Logistics — 1.6%
FedEx Corp.	252,600	24,901,308
Park Ohio Holdings Corp.*	7,800	257,244
United Parcel Service, Inc. (Class B Stock)	151,100	13,067,128

		38,225,680

Airlines — 0.2%
Spirit Airlines, Inc.*	132,700	4,215,879

Auto Components — 0.1%
Visteon Corp.*	25,200	1,590,624

Automobiles — 0.3%
Ford Motor Co.	416,100	6,437,067
Harley-Davidson, Inc.	12,300	674,286

		7,111,353

Beverages — 3.5%
Coca-Cola Co. (The)	854,800	34,286,028
Coca-Cola Enterprises, Inc.	350,200	12,313,032
Dr. Pepper Snapple Group, Inc.(a)	109,000	5,006,370
PepsiCo, Inc.	423,800	34,662,602

		86,268,032

Biotechnology — 3.5%
Alexion Pharmaceuticals, Inc.*	129,400	11,935,856
Amgen, Inc.	269,400	26,579,004
Biogen Idec, Inc.*	98,800	21,261,760
Celgene Corp.*	229,100	26,784,081

		86,560,701

Building Products — 0.3%
A.O. Smith Corp.	150,200	5,449,256
Lennox International, Inc.	45,400	2,930,116

		8,379,372

Capital Markets — 3.0%
Ameriprise Financial, Inc.	49,800	4,027,824
BlackRock, Inc.	40,500	10,402,425
Franklin Resources, Inc.	149,800	20,375,796
Goldman Sachs Group, Inc. (The)	197,200	29,826,500
State Street Corp.	122,100	7,962,141
T. Rowe Price Group, Inc.	3,900	285,285

		72,879,971

Chemicals — 2.8%
Celanese Corp. (Class A Stock)	18,300	819,840
CF Industries Holdings, Inc.	109,600	18,796,400
Dow Chemical Co. (The)	79,000	2,541,430
FutureFuel Corp.	19,200	272,064
International Flavors & Fragrances, Inc.	66,000	4,960,560
LyondellBasell Industries NV (Netherlands) (Class A Stock)	111,900	7,414,494
Monsanto Co.	22,400	2,213,120

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Mosaic Co. (The)	368,600	$19,834,366
PPG Industries, Inc.	75,200	11,010,032

		67,862,306

Commercial Banks — 3.0%
Huntington Bancshares, Inc.	1,513,700	11,927,956
KeyCorp.	369,400	4,078,176
PNC Financial Services Group, Inc. (The)	111,000	8,094,120
Regions Financial Corp.	530,400	5,054,712
Wells Fargo & Co.	1,057,200	43,630,644
WesBanco, Inc.	13,400	354,162

		73,139,770

Commercial Services & Supplies — 0.1%
Deluxe Corp.	4,600	159,390
Tyco International Ltd. (Switzerland)	36,000	1,186,200
UniFirst Corp.	6,400	584,000

		1,929,590

Communications Equipment — 2.4%
Cisco Systems, Inc.	1,455,600	35,385,636
Harris Corp.	104,600	5,151,550
Juniper Networks, Inc.*(a)	212,900	4,111,099
QUALCOMM, Inc.	240,000	14,659,200

		59,307,485

Computers & Peripherals — 4.5%
Apple, Inc.	196,800	77,948,544
Hewlett-Packard Co.	1,133,100	28,100,880
Western Digital Corp.	63,000	3,911,670

		109,961,094

Construction & Engineering — 0.2%
Quanta Services, Inc.*	148,500	3,929,310

Consumer Finance — 1.6%
Capital One Financial Corp.	414,900	26,059,869
Discover Financial Services	286,100	13,629,804
Nelnet, Inc. (Class A Stock)	24,400	880,596

		40,570,269

Containers & Packaging
Owens-Illinois, Inc.*	42,800	1,189,412

Diversified Financial Services — 2.6%
Bank of America Corp.	428,500	5,510,510
Citigroup, Inc.	427,500	20,507,175
JPMorgan Chase & Co.	637,700	33,664,183
NASDAQ OMX Group, Inc. (The)	128,700	4,220,073

		63,901,941

Diversified Telecommunication Services — 4.0%
AT&T, Inc.	1,443,600	51,103,440
CenturyLink, Inc.(a)	631,700	22,330,595
Verizon Communications, Inc.	521,500	26,252,310

		99,686,345

Electric Utilities — 1.1%
American Electric Power Co., Inc.	23,500	1,052,330
Duke Energy Corp.	230,200	15,538,500
Exelon Corp.	363,900	11,237,232

		27,828,062

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment
Coleman Cable, Inc.	14,900	$269,094
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.*	17,000	677,450
Avnet, Inc.*	47,200	1,585,920
PC Connection, Inc.	11,400	176,130

		2,439,500

Energy Equipment & Services — 1.8%
Diamond Offshore Drilling, Inc.	96,300	6,624,477
Ensco PLC (United Kingdom) (Class A Stock)	112,800	6,555,936
Schlumberger Ltd. (Netherlands)	352,100	25,231,486
Superior Energy Services, Inc.*	195,000	5,058,300

		43,470,199

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	202,700	11,590,386
Kroger Co. (The)	653,700	22,578,798
Wal-Mart Stores, Inc.	109,500	8,156,655

		42,325,839

Food Products — 2.5%
Archer-Daniels-Midland Co.	371,700	12,604,347
Bunge Ltd.	163,700	11,585,049
General Mills, Inc.	271,100	13,156,483
Hershey Co. (The)(a)	48,300	4,312,224
Ingredion, Inc.	115,200	7,559,424
J.M. Smucker Co. (The)(a)	19,800	2,042,370
Pilgrim’s Pride Corp.*	87,200	1,302,768
Sanderson Farms, Inc.	17,300	1,149,066
Tyson Foods, Inc. (Class A Stock)	323,700	8,312,616

		62,024,347

Gas Utilities — 0.2%
Chesapeake Utilities Corp.	4,800	247,152
UGI Corp.	90,200	3,527,722

		3,774,874

Healthcare Equipment & Supplies — 2.8%
Abbott Laboratories	784,800	27,373,824
Baxter International, Inc.	62,900	4,357,083
Becton, Dickinson and Co.	112,400	11,108,492
C.R. Bard, Inc.(a)	29,600	3,216,928
Intuitive Surgical, Inc.*	29,800	15,096,084
Invacare Corp.	29,300	420,748
Medtronic, Inc.	117,700	6,058,019
Stryker Corp.	15,500	1,002,540

		68,633,718

Healthcare Providers & Services — 3.0%
Aetna, Inc.	298,900	18,992,106
CIGNA Corp.	215,100	15,592,599
HCA Holdings, Inc.	171,000	6,166,260
Humana, Inc.	58,400	4,927,792
Universal Health Services, Inc. (Class B Stock)	51,800	3,468,528
WellPoint, Inc.	299,200	24,486,528

		73,633,813

Healthcare Technology
Cerner Corp.*	13,000	1,249,170

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure — 3.3%
Chipotle Mexican Grill, Inc.*(a)	32,100	$11,695,635
Jack in the Box, Inc.*	82,900	3,257,141
McDonald’s Corp.	366,500	36,283,500
Sonic Corp.*	84,800	1,234,688
Starbucks Corp.	249,600	16,346,304
Yum! Brands, Inc.	178,600	12,384,124

		81,201,392

Household Durables — 0.1%
Jarden Corp.*	35,700	1,561,875

Household Products — 1.3%
Colgate-Palmolive Co.	214,300	12,277,247
Kimberly-Clark Corp.	22,900	2,224,506
Procter & Gamble Co. (The)	227,700	17,530,623

		32,032,376

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)	541,800	6,496,182

Industrial Conglomerates — 0.9%
General Electric Co.	995,700	23,090,283

Insurance — 3.6%
ACE Ltd. (Switzerland)	13,600	1,216,928
American Financial Group, Inc.	26,700	1,305,897
American International Group, Inc.*	111,200	4,970,640
Berkshire Hathaway, Inc. (Class B Stock)*	145,400	16,273,168
Chubb Corp. (The)	217,100	18,377,515
MetLife, Inc.	421,600	19,292,416
PartnerRe Ltd. (Bermuda)	77,000	6,973,120
Travelers Cos., Inc. (The)	244,700	19,556,424
XL Group PLC (Ireland)	20,400	618,528

		88,584,636

Internet Software & Services — 1.8%
Akamai Technologies, Inc.*	67,300	2,863,615
Google, Inc. (Class A Stock)*	24,240	21,340,169
IAC/InterActiveCorp.	39,200	1,864,352
Yahoo!, Inc.*	717,400	18,013,914

		44,082,050

IT Services — 2.2%
Cognizant Technology Solutions Corp. (Class A Stock)*	296,500	18,563,865
CoreLogic, Inc.*	205,000	4,749,850
DST Systems, Inc.	14,500	947,285
International Business Machines Corp.(a)	89,600	17,123,456
MasterCard, Inc. (Class A Stock)	18,000	10,341,000
Syntel, Inc.	37,400	2,351,338

		54,076,794

Leisure Equipment & Products — 0.7%
Hasbro, Inc.	109,600	4,913,368
Mattel, Inc.	20,400	924,324
Polaris Industries, Inc.	80,100	7,609,500
Smith & Wesson Holding Corp.*	270,600	2,700,588

		16,147,780

Machinery — 1.4%
AGCO Corp.	134,500	6,750,555
Hyster-Yale Materials Handling, Inc.	8,500	533,715
LB Foster Co. (Class A Stock)	4,700	202,899

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Lincoln Electric Holdings, Inc.	56,400	$3,230,028
Oshkosh Corp.*	153,000	5,809,410
Parker Hannifin Corp.	81,900	7,813,260
Timken Co.	75,400	4,243,512
Valmont Industries, Inc.	36,000	5,151,240

		33,734,619

Marine
Matson, Inc.	50,400	1,260,000

Media — 3.1%
AMC Networks, Inc. (Class A Stock)*	61,900	4,048,879
CBS Corp. (Class B Stock)	167,800	8,200,386
Comcast Corp. (Class A Stock)	926,800	38,814,384
DIRECTV*	196,200	12,089,844
Liberty Media Corp. (Class A Stock)*	39,900	5,057,724
Scripps Networks Interactive, Inc. (Class A Stock)	37,000	2,470,120
Viacom, Inc. (Class B Stock)	66,200	4,504,910
Walt Disney Co. (The)(a)	19,600	1,237,740

		76,423,987

Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	452,300	12,488,003

Multiline Retail — 0.5%
Dillard’s, Inc. (Class A Stock)	48,200	3,950,954
Dollar Tree, Inc.*	106,700	5,424,628
Macy’s, Inc.	39,900	1,915,200

		11,290,782

Multi-Utilities — 1.0%
Ameren Corp.	58,600	2,018,184
Avista Corp.	28,600	772,772
DTE Energy Co.	203,800	13,656,638
SCANA Corp.	183,300	9,000,030

		25,447,624

Oil, Gas & Consumable Fuels — 10.1%
Anadarko Petroleum Corp.	303,500	26,079,755
Chesapeake Energy Corp.(a)	57,500	1,171,850
Chevron Corp.	361,200	42,744,408
ConocoPhillips	401,000	24,260,500
EOG Resources, Inc.	29,900	3,937,232
Exxon Mobil Corp.	706,600	63,841,310
Hess Corp.	325,500	21,642,495
Marathon Oil Corp.	120,100	4,153,058
Marathon Petroleum Corp.	157,400	11,184,844
Murphy Oil Corp.	75,000	4,566,750
Noble Energy, Inc.	174,100	10,452,964
Phillips 66	402,100	23,687,711
Valero Energy Corp.	347,500	12,082,575

		249,805,452

Paper & Forest Products
Neenah Paper, Inc.	12,600	400,302

Personal Products — 0.1%
Inter Parfums, Inc.	28,200	804,264
Medifast, Inc.*	19,400	499,744

		1,304,008

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals — 4.8%
AbbVie, Inc.	376,400	$15,560,376
Allergan, Inc.	162,300	13,672,152
Eli Lilly & Co.	321,000	15,767,520
Jazz Pharmaceuticals PLC (Ireland)*(a)	106,200	7,299,126
Johnson & Johnson	377,000	32,369,220
Merck & Co., Inc.	121,800	5,657,610
Pfizer, Inc.(a)	1,026,100	28,741,061

		119,067,065

Professional Services
Navigant Consulting, Inc.*	23,700	284,400

Real Estate Investment Trusts — 0.8%
American Capital Mortgage Investment Corp.	100,000	1,797,000
Annaly Capital Management, Inc.	401,700	5,049,369
Franklin Street Properties Corp.	127,600	1,684,320
Host Hotels & Resorts, Inc.	550,800	9,291,996
JAVELIN Mortgage Investment Corp.	18,700	263,483
RLJ Lodging Trust	125,800	2,829,242

		20,915,410

Real Estate Management & Development — 0.4%
CBRE Group, Inc. (Class A Stock)*	129,300	3,020,448
Howard Hughes Corp. (The)*	5,500	616,495
Jones Lang LaSalle, Inc.	62,400	5,687,136

		9,324,079

Retail
Urban Outfitters, Inc.*	10,000	402,200

Road & Rail — 2.0%
CSX Corp.	338,100	7,840,539
Norfolk Southern Corp.	302,700	21,991,155
Ryder System, Inc.	14,200	863,218
Union Pacific Corp.	112,700	17,387,356

		48,082,268

Semiconductors & Semiconductor Equipment — 1.7%
Applied Materials, Inc.	61,300	913,983
Intel Corp.	600,900	14,553,798
LSI Corp.*	1,417,100	10,118,094
Marvell Technology Group Ltd. (Bermuda)	606,800	7,105,628
PMC - Sierra, Inc.*	96,200	610,870
RF Micro Devices, Inc.*	86,200	461,170
Silicon Image, Inc.*	63,000	368,550
Skyworks Solutions, Inc.*	143,800	3,147,782
Texas Instruments, Inc.	124,200	4,330,854

		41,610,729

Software — 4.0%
CA, Inc.	551,400	15,786,582
EPIQ Systems, Inc.	19,000	255,930
Intuit, Inc.	231,700	14,140,651
Manhattan Associates, Inc.*	31,500	2,430,540
Microsoft Corp.	750,600	25,918,218
Oracle Corp.	1,207,500	37,094,400
Pegasystems, Inc.	33,300	1,102,896
Rovi Corp.*	107,900	2,464,436
Solera Holdings, Inc.	6,200	345,030

		99,538,683

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail — 3.3%
Express, Inc.*	63,400	$1,329,498
Foot Locker, Inc.(a)	238,600	8,382,018
Gap, Inc. (The)	446,000	18,611,580
Home Depot, Inc. (The)	17,900	1,386,713
L Brands, Inc.	229,900	11,322,575
PetSmart, Inc.	79,000	5,292,210
Ross Stores, Inc.	294,200	19,067,102
TJX Cos., Inc. (The)	311,400	15,588,684

		80,980,380

Textiles, Apparel & Luxury Goods — 1.9%
Coach, Inc.	1,200	68,508
Michael Kors Holdings Ltd. (British Virgin Islands)*	41,200	2,555,224
NIKE, Inc. (Class B Stock)	428,300	27,274,144
Ralph Lauren Corp.	3,100	538,594
VF Corp.	83,900	16,197,734

		46,634,204

Tobacco — 0.3%
Philip Morris International, Inc.	77,200	6,687,064

Trading Companies & Distributors — 0.7%
W.W. Grainger, Inc.(a)	71,900	18,131,742

TOTAL LONG-TERM INVESTMENTS (cost $2,514,548,359)		2,449,916,394

SHORT-TERM INVESTMENTS — 3.9%		Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 3.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $95,013,771; includes $87,475,195 of cash collateral for securities on loan)(b)(w)(Note 4)		95,013,771	$95,013,771

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $1,649,818)
0.045%	09/19/13	$1,650	1,649,872

TOTAL SHORT-TERM INVESTMENTS (cost $96,663,589)			96,663,643

TOTAL INVESTMENTS — 103.5% (cost $2,611,211,948)			2,546,580,037
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (3.5)%			(85,632,978)

NET ASSETS — 100.0%			$2,460,947,059

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,899,581; cash collateral of $87,475,195 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation
Long Position:
126	S&P 500 E-Mini	Sep. 2013	$10,353,007	$10,075,590	$(277,417)

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,449,916,394	$—	$—
U.S. Treasury Obligations	—	1,649,872	—
Affiliated Money Market Mutual Fund	95,013,771	—	—
Other Financial Instruments*
Futures	(277,417)	—	—

Total	$2,544,652,748	$1,649,872	$—

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Oil, Gas & Consumable Fuels	10.1%
Pharmaceuticals	4.8
Computers & Peripherals	4.5
Diversified Telecommunication Services	4.0
Software	4.0
Affiliated Money Market Mutual Fund (3.6% represents investments purchased with collateral from securities on loan)	3.8
Insurance	3.6
Biotechnology	3.5
Beverages	3.5
Hotels, Restaurants & Leisure	3.3
Specialty Retail	3.3
Media	3.1
Healthcare Providers & Services	3.0
Commercial Banks	3.0
Capital Markets	3.0
Healthcare Equipment & Supplies	2.8
Chemicals	2.8
Diversified Financial Services	2.6
Food Products	2.5
Communications Equipment	2.4
IT Services	2.2
Road & Rail	2.0
Textiles, Apparel & Luxury Goods	1.9
Aerospace & Defense	1.9
Internet Software & Services	1.8
Energy Equipment & Services	1.8
Food & Staples Retailing	1.7
Semiconductors & Semiconductor Equipment	1.7
Consumer Finance	1.6
Air Freight & Logistics	1.6
Machinery	1.4

Household Products	1.3
Electric Utilities	1.1
Multi-Utilities	1.0
Industrial Conglomerates	0.9
Real Estate Investment Trusts	0.8
Trading Companies & Distributors	0.7
Leisure Equipment & Products	0.7
Metals & Mining	0.5
Multiline Retail	0.5
Real Estate Management & Development	0.4
Building Products	0.3
Automobiles	0.3
Tobacco	0.3
Independent Power Producers & Energy Traders	0.3
Airlines	0.2
Construction & Engineering	0.2
Gas Utilities	0.2
Electronic Equipment, Instruments & Components	0.1
Commercial Services & Supplies	0.1
U.S. Treasury Obligations	0.1
Auto Components	0.1
Household Durables	0.1
Personal Products	0.1

103.5
Liabilities in excess of other assets	(3.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and the Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST QMA LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due to broker-variation margin	$277,417	*

*	Includes cumulative appreciation/deprecation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period April 29, 2013* through June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(881,401)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(277,417)

*	Commencement of operations.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$84,899,581	$—	$—	$84,899,581
Exchange-traded and cleared derivatives	—	—	—	—

				84,899,581

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(45,990)	—	—	(45,990)

Collateral Amount Pledged/(Received):
Securities on loan				(84,899,581)
Exchange-traded and cleared derivatives				45,990

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST QMA LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $84,899,581:
Unaffiliated investments (cost $2,516,198,177)	$2,451,566,266
Affiliated investments (cost $95,013,771)	95,013,771
Dividends and interest receivable	2,975,355
Receivable for fund share sold	63,662

Total Assets	2,549,619,054

LIABILITIES:
Payable to broker for collateral for securities on loan	87,475,195
Payable for fund share repurchased	602,745
Advisory fees payable	452,936
Accrued expenses and other liabilities	67,834
Due to broker-variation margin	45,990
Distribution fee payable	26,878
Affiliated transfer agent fee payable	417

Total Liabilities	88,671,995

NET ASSETS	$2,460,947,059

Net assets were comprised of:
Paid-in capital	$2,514,864,362
Retained earnings	(53,917,303)

Net assets, June 30, 2013	$2,460,947,059

Net asset value and redemption price per share, $2,460,947,059 / 244,644,635 outstanding shares of beneficial interest	$10.06

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 29, 2013* Through June 30, 2013

INCOME
Unaffiliated dividend income (net of $8,835 foreign withholding tax)	$6,754,309
Affiliated dividend income	50,695
Affiliated income from securities lending, net	16,969
Interest income	80

6,822,053

EXPENSES
Advisory fees	2,162,408
Distribution fee	300,796
Custodian and accounting fees	63,000
Audit fee	6,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	2,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 7)	10
Miscellaneous	4,857

Total expenses	2,550,071
Less: advisory fee waivers and/or expense reimbursement	(47,050)

Net expenses	2,503,021

NET INVESTMENT INCOME	4,319,032

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	7,554,394
Futures transactions	(881,401)

6,672,993

Net change in unrealized appreciation (depreciation) on:
Investments	(64,631,911)
Futures	(277,417)

(64,909,328)

NET LOSS ON INVESTMENTS	(58,236,335)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,917,303)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 29, 2013* through June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,319,032
Net realized gain on investment transactions	6,672,993
Net change in unrealized appreciation (depreciation) on investments	(64,909,328)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(53,917,303)

FUND SHARE TRANSACTIONS:
Fund share sold [252,301,534 shares]	2,592,326,676
Fund share repurchased [7,656,899 shares]	(77,462,314)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,514,864,362

TOTAL INCREASE IN NET ASSETS	2,460,947,059
NET ASSETS:
Beginning of period	—

End of period	$2,460,947,059

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS	Shares	Value (Note 2)
Advertising — 0.3%
Marin Software, Inc.(a)	186,880	$1,913,651

Aerospace & Defense — 1.2%
Triumph Group, Inc.	114,698	9,078,347

Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.*	87,922	3,847,467

Airlines — 1.4%
JetBlue Airways Corp.*(a)	777,290	4,896,927
Spirit Airlines, Inc.*	131,016	4,162,378
US Airways Group, Inc.*(a)	95,998	1,576,287

		10,635,592

Auto Parts & Equipment — 0.5%
WABCO Holdings, Inc.*	46,284	3,456,952

Biotechnology — 4.4%
Acorda Therapeutics, Inc.*	194,895	6,429,586
Aegerion Pharmaceuticals, Inc.*(a)	14,713	931,921
Alnylam Pharmaceuticals, Inc.*	82,190	2,548,712
Cambrex Corp.*	77,360	1,080,719
Celldex Therapeutics, Inc.*	74,084	1,156,451
Epizyme, Inc.*(a)	23,327	656,188
Exact Sciences Corp.*	84,450	1,174,699
Incyte Corp.*(a)	46,740	1,028,280
Intercept Pharmaceuticals, Inc.*	7,994	358,451
NPS Pharmaceuticals, Inc.*(a)	212,975	3,215,923
Seattle Genetics, Inc.*(a)	126,590	3,982,521
United Therapeutics Corp.*(a)	141,085	9,286,215
Verastem, Inc.*(a)	69,465	964,174

		32,813,840

Building Materials — 3.3%
Apogee Enterprises, Inc.	60,880	1,461,120
Boise Cascade Co.	19,640	499,052
PGT, Inc.*	359,040	3,112,877
Texas Industries, Inc.*(a)	141,607	9,224,280
Trex Co., Inc.*	171,229	8,131,665
USG Corp.*(a)	88,465	2,039,118

		24,468,112

Chemicals — 2.7%
Axiall Corp.	157,932	6,724,745
Huntsman Corp.	296,291	4,906,579
Quaker Chemical Corp.	137,015	8,496,300

		20,127,624

Clothing & Apparel — 0.8%
Steven Madden Ltd.*	130,277	6,302,801

Commercial Banks — 2.1%
Bank of the Ozarks, Inc.(a)	78,163	3,386,803
Cardinal Financial Corp.	17,451	255,483
CoBiz Financial, Inc.	159,391	1,322,945
SVB Financial Group*	39,978	3,330,967
Texas Capital Bancshares, Inc.*	9,000	399,240
UMB Financial Corp.	97,672	5,437,400
Walker & Dunlop, Inc.*	86,485	1,513,487

		15,646,325

Commercial Services — 5.8%
Avis Budget Group, Inc.*	95,580	2,747,925

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services (continued)
GEO Group, Inc. (The)	336,216	$11,414,533
H&E Equipment Services, Inc.	30,859	650,199
Monster Worldwide, Inc.*(a)	1,047,858	5,144,983
PAREXEL International Corp.*(a)	202,261	9,291,870
Sotheby’s	44,493	1,686,730
Team Health Holdings, Inc.*	115,200	4,731,264
Waste Connections, Inc.(a)	179,311	7,376,855

		43,044,359

Computer Services & Software — 3.2%
3D Systems Corp.*(a)	26,624	1,168,794
Fortinet, Inc.*	326,915	5,721,013
Fusion-io, Inc.*(a)	164,065	2,336,286
QLIK Technologies, Inc.*	305,997	8,650,535
Riverbed Technology, Inc.*(a)	207,680	3,231,501
Uni-Pixel, Inc.*(a)	23,254	342,066
Vocera Communications, Inc.*	144,258	2,120,593

		23,570,788

Distribution/Wholesale — 1.1%
MWI Veterinary Supply, Inc.*	43,453	5,355,148
WESCO International, Inc.*(a)	36,710	2,494,812

		7,849,960

Diversified Financial Services — 0.4%
Blackhawk Network Holdings, Inc.*	28,837	669,018
Evercore Partners, Inc. (Class A Stock)	44,977	1,766,697
Financial Engines, Inc.	8,140	371,103

		2,806,818

Diversified Machinery — 1.8%
Chart Industries, Inc.*	65,826	6,193,568
Manitowoc Co., Inc. (The)(a)	239,893	4,296,484
Middleby Corp.*(a)	15,630	2,658,507

		13,148,559

Electronic Components & Equipment — 4.3%
Acuity Brands, Inc.	26,080	1,969,562
Coherent, Inc.	109,417	6,025,594
FARO Technologies, Inc.*	36,059	1,219,515
General Cable Corp.(a)	143,328	4,407,336
InvenSense, Inc.*(a)	401,002	6,167,411
Universal Display Corp.*(a)	73,325	2,061,166
Universal Electronics, Inc.*	199,991	5,625,747
Woodward, Inc.	103,258	4,130,320

		31,606,651

Entertainment & Leisure — 4.0%
Bally Technologies, Inc.*(a)	174,330	9,835,699
Black Diamond, Inc.*	121,643	1,143,444
Carmike Cinemas, Inc.*	49,170	951,931
Multimedia Games Holding Co., Inc.*	126,413	3,295,587
Pinnacle Entertainment, Inc.*	192,244	3,781,439
SHFL Entertainment, Inc.*	605,314	10,720,111

		29,728,211

Financial Services — 0.6%
Cash America International, Inc.	99,943	4,543,409

Food — 1.8%
Fresh Market, Inc. (The)*(a)	148,477	7,382,276

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food (continued)
WhiteWave Foods Co. (Class A Stock)*(a)	387,131	$6,290,879

		13,673,155

Healthcare Products — 5.4%
Abaxis, Inc.	42,116	2,000,931
Arthrocare Corp.*	254,864	8,800,454
Cepheid, Inc.*(a)	52,304	1,800,304
Cooper Cos., Inc. (The)	71,476	8,509,218
Female Health Co. (The)	154,066	1,519,091
Greatbatch, Inc.*	34,775	1,140,272
HeartWare International, Inc.*(a)	66,121	6,288,768
LipoScience, Inc.*	46,335	323,882
NanoString Technologies, Inc.*	40,653	325,224
PhotoMedex, Inc.*	31,601	503,720
Sirona Dental Systems, Inc.*	132,096	8,702,484

		39,914,348

Healthcare Services — 2.6%
Acadia Healthcare Co., Inc.*	100,034	3,308,124
Air Methods Corp.(a)	148,361	5,026,471
Centene Corp.*	174,251	9,141,207
Emeritus Corp.*	87,310	2,023,846

		19,499,648

Home Builders — 1.4%
Hovnanian Enterprises, Inc. (Class A Stock)*(a)	175,776	986,103
Meritage Homes Corp.*	155,168	6,728,085
Standard Pacific Corp.*(a)	194,766	1,622,401
Taylor Morrison Home Corp. (Class A Stock)	35,629	868,635

		10,205,224

Insurance — 1.4%
Amtrust Financial Services, Inc.(a)	68,255	2,436,703
Health Insurance Innovations, Inc. (Class A Stock)	41,048	431,825
Validus Holdings Ltd. (Bermuda)	206,857	7,471,675

		10,340,203

Internet Services — 3.5%
Angie’s List, Inc.*(a)	157,951	4,193,599
Brightcove, Inc.*	135,658	1,188,364
HomeAway, Inc.*(a)	70,881	2,292,292
Saba Software, Inc.*	158,468	1,545,063
Sourcefire, Inc.*(a)	132,396	7,354,598
Textura Corp.*	3,954	102,844
TIBCO Software, Inc.*	120,870	2,586,618
Trulia, Inc.(a)	216,988	6,746,157

		26,009,535

Investment Companies — 0.4%
KKR Financial Holdings LLC	293,218	3,093,450

Lodging — 0.5%
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*	325,428	3,957,204

Manufacturing — 2.1%
Colfax Corp.*	127,023	6,619,168
Hexcel Corp.*	266,261	9,066,187

		15,685,355

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — 0.5%
Sinclair Broadcast Group, Inc. (Class A Stock)	124,160	$3,647,821

Metals & Mining — 1.6%
Northwest Pipe Co.*	155,982	4,351,898
RTI International Metals, Inc.*(a)	262,968	7,286,843

		11,638,741

Mortgage Finance — 0.8%
Home Loan Servicing Solutions Ltd. (Cayman Islands)	246,405	5,906,328

Oil & Gas — 5.8%
Approach Resources, Inc.*(a)	27,900	685,503
Delek US Holdings, Inc.	24,741	712,046
Diamondback Energy, Inc.*(a)	72,379	2,411,668
Dril-Quip, Inc.*	32,943	2,974,423
Geospace Technologies Corp.*	173,947	12,016,259
Gulfport Energy Corp.*	223,034	10,498,211
Magnum Hunter Resources Corp.*(a)	548,140	2,000,711
Oasis Petroleum, Inc.*(a)	176,909	6,876,453
Rex Energy Corp.*	100,407	1,765,155
Thermon Group Holdings, Inc.*	163,985	3,345,294

		43,285,723

Pharmaceuticals — 7.3%
Achillion Pharmaceuticals, Inc.*	105,789	865,354
Akorn, Inc.*(a)	174,713	2,362,120
ARIAD Pharmaceuticals, Inc.*(a)	274,002	4,792,295
Bioscrip, Inc.*	175,185	2,890,553
Cubist Pharmaceuticals, Inc.*(a)	108,540	5,242,482
Infinity Pharmaceuticals, Inc.*	54,230	881,237
Insys Therapeutics, Inc.*	77,140	1,067,618
Isis Pharmaceuticals, Inc.*(a)	47,387	1,273,289
Jazz Pharmaceuticals PLC (Ireland)*	26,910	1,849,524
Natural Grocers By Vitamin Cottage, Inc.(a)	287,966	8,926,946
Portola Pharmaceuticals, Inc.*(a)	47,796	1,174,348
Regulus Therapeutics, Inc.*(a)	112,484	1,103,468
Salix Pharmaceuticals Ltd.*(a)	128,095	8,473,484
Sarepta Therapeutics, Inc.*(a)	62,790	2,389,159
Synageva BioPharma Corp.*(a)	26,941	1,131,522
Theravance, Inc.*(a)	257,258	9,912,151

		54,335,550

Real Estate Investment Trusts — 1.1%
Glimcher Realty Trust	79,330	866,284
Redwood Trust, Inc.(a)	121,886	2,072,062
Summit Hotel Properties, Inc.	131,496	1,242,637
Two Harbors Investment Corp.	419,871	4,303,678

		8,484,661

Retail & Merchandising — 9.5%
BJ’s Restaurants, Inc.*	144,940	5,377,274
Chico’s FAS, Inc.	196,638	3,354,644
Christopher & Banks Corp.*	197,726	1,332,673
Chuy’s Holdings, Inc.*(a)	127,173	4,875,813
Diversified Restaurant Holdings, Inc.*	67,659	538,566
Fifth & Pacific Cos., Inc.*	131,340	2,934,136
Five Below, Inc.*(a)	44,285	1,627,917
Francesca’s Holdings Corp.*(a)	310,221	8,621,041
Genesco, Inc.*(a)	273,146	18,298,051
GNC Holdings, Inc. (Class A Stock)	19,650	868,727

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail & Merchandising (continued)
Hibbett Sports, Inc.*(a)	17,969	$997,279
Jack in the Box, Inc.*	38,760	1,522,880
Lithia Motors, Inc. (Class A Stock)	28,638	1,526,692
Lumber Liquidators Holdings, Inc.*(a)	14,095	1,097,578
Mattress Firm Holding Corp.*(a)	20,083	809,345
Penske Automotive Group, Inc.	37,614	1,148,732
Red Robin Gourmet Burgers, Inc.*(a)	35,935	1,982,893
Restoration Hardware Holdings, Inc.*	12,304	922,800
Tile Shop Holdings, Inc.*	62,723	1,816,458
Tilly’s, Inc. (Class A Stock)(a)	59,665	954,640
Vitamin Shoppe, Inc.*	231,174	10,365,842

		70,973,981

Savings & Loan — 0.3%
EverBank Financial Corp.	56,992	943,787
Pacific Premier Bancorp, Inc.*	93,397	1,141,311

		2,085,098

Semiconductors — 3.0%
Cavium, Inc.*(a)	242,972	8,593,919
Inphi Corp.*	64,678	711,458
Microsemi Corp.*	26,190	595,823
Teradyne, Inc.*(a)	391,547	6,879,481
Veeco Instruments, Inc.*(a)	153,204	5,426,486

		22,207,167

Software — 6.9%
Compuware Corp.	255,475	2,644,166
Concur Technologies, Inc.*(a)	57,617	4,688,871
Cornerstone OnDemand, Inc.*(a)	190,726	8,256,528
Demandware, Inc.*(a)	111,654	4,735,246
EPAM Systems, Inc.*	85,712	2,329,652
Guidewire Software, Inc.*(a)	130,044	5,468,350
Imperva, Inc.*	91,071	4,101,838
Infoblox, Inc.*	98,950	2,895,277
Jive Software, Inc.*(a)	132,905	2,414,884
MedAssets, Inc.*	369,725	6,558,921
Omnicell, Inc.*	52,766	1,084,341
Ultimate Software Group, Inc.*	51,592	6,051,226

		51,229,300

Telecommunications — 3.4%
8x8, Inc.*(a)	203,230	1,674,615
Cyan, Inc.(a)	35,740	373,483
EZchip Semiconductor Ltd. (Israel)*	114,314	3,085,335
Gigamon, Inc.*	17,645	486,296
IPG Photonics Corp.(a)	133,667	8,117,597
Ixia*	303,441	5,583,314
NICE Systems Ltd. (Israel), ADR	153,390	5,658,557

		24,979,197

Transportation — 1.5%
Landstar System, Inc.	87,791	4,521,237
Quality Distribution, Inc.*	304,592	2,692,593
Roadrunner Transportation Systems, Inc.*	111,091	3,092,773
Tidewater, Inc.	14,040	799,859

		11,106,462

TOTAL LONG-TERM INVESTMENTS (cost $627,046,339)		736,847,617

SHORT-TERM INVESTMENT — 30.4%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $225,703,673; includes $219,793,553 of cash collateral for securities on loan)(b)(w)(Note 4)	225,703,673	$225,703,673

TOTAL INVESTMENTS — 129.6% (cost $852,750,012)		962,551,290
LIABILITIES IN EXCESS OF OTHER ASSETS — (29.6)%		(219,636,095)

NET ASSETS — 100.0%		$742,915,195

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $214,238,633; cash collateral of $219,793,553 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST SMALL-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$736,847,617	$—	$—
Affiliated Money Market Mutual Fund	225,703,673	—	—

Total	$962,551,290	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (29.6% represents investments purchased with collateral from securities on loan)	30.4%
Retail & Merchandising	9.5
Pharmaceuticals	7.3
Software	6.9
Oil & Gas	5.8
Commercial Services	5.8
Healthcare Products	5.4
Biotechnology	4.4
Electronic Components & Equipment	4.3
Entertainment & Leisure	4.0
Internet Services	3.5
Telecommunications	3.4
Building Materials	3.3
Computer Services & Software	3.2
Semiconductors	3.0
Chemicals	2.7
Healthcare Services	2.6
Manufacturing	2.1
Commercial Banks	2.1
Food	1.8

Diversified Machinery	1.8%
Metals & Mining	1.6
Transportation	1.5
Airlines	1.4
Insurance	1.4
Home Builders	1.4
Aerospace & Defense	1.2
Real Estate Investment Trusts	1.1
Distribution/Wholesale	1.1
Clothing & Apparel	0.8
Mortgage Finance	0.8
Financial Services	0.6
Lodging	0.5
Air Freight & Logistics	0.5
Media	0.5
Auto Parts & Equipment	0.5
Investment Companies	0.4
Diversified Financial Services	0.4
Savings & Loan	0.3
Advertising	0.3

129.6
Liabilities in excess of other assets	(29.6)

100.0%

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$214,238,633	$—	$—	$214,238,633

Collateral Amount Pledged/(Received):
Securities on loan				(214,238,633)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST SMALL-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $214,238,633:
Unaffiliated investments (cost $627,046,339)	$736,847,617
Affiliated investments (cost $225,703,673)	225,703,673
Receivable for investments sold	3,493,203
Dividends and interest receivable	284,466
Receivable for fund share sold	139,360
Prepaid expenses	1,758

Total Assets	966,470,077

LIABILITIES:
Payable to broker for collateral for securities on loan	219,793,553
Payable for investments purchased	3,283,173
Advisory fees payable	302,500
Payable for fund share repurchased	105,497
Accrued expenses and other liabilities	60,806
Distribution fee payable	8,045
Deferred trustees’ fees	891
Affiliated transfer agent fee payable	417

Total Liabilities	223,554,882

NET ASSETS	$742,915,195

Net assets were comprised of:
Paid-in capital	$573,442,070
Retained earnings	169,473,125

Net assets, June 30, 2013	$742,915,195

Net asset value and redemption price per share, $742,915,195 / 28,582,676 outstanding shares of beneficial interest	$25.99

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $3,535 foreign withholding tax)	$2,288,984
Affiliated income from securities lending, net	839,173
Affiliated dividend income	6,945
Interest income	13

3,135,115

EXPENSES
Advisory fees	3,077,887
Distribution fee	248,004
Shareholder servicing fees and expenses	99,181
Custodian and accounting fees	52,000
Audit fee	10,000
Trustees’ fees	8,000
Commitment fee on syndicated credit agreement	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	5,000
Shareholders’ reports	4,000
Insurance expenses	3,000
Loan interest expense (Note 7)	2,186
Miscellaneous	4,099

Total expenses	3,523,357
Less: shareholder servicing fee waiver	(13,179)

Net expenses	3,510,178

NET INVESTMENT LOSS	(375,063)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	22,843,011
Net change in unrealized appreciation (depreciation) on investments	69,903,700

NET GAIN ON INVESTMENTS	92,746,711

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,371,648

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(375,063)	$(584,093)
Net realized gain on investment transactions	22,843,011	44,313,547
Net change in unrealized appreciation (depreciation) on investments	69,903,700	19,635,188

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	92,371,648	63,364,642

FUND SHARE TRANSACTIONS:
Fund share sold [6,837,810 and 18,998,245 shares, respectively]	170,585,508	415,163,665
Fund share repurchased [6,472,675 and 16,392,466 shares, respectively]	(159,404,555)	(356,884,855)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	11,180,953	58,278,810

CAPITAL CONTRIBUTIONS (NOTE 4)
Proceeds from regulatory settlement	—	473,765

TOTAL INCREASE IN NET ASSETS	103,552,601	122,117,217
NET ASSETS:
Beginning of period	639,362,594	517,245,377

End of period	$742,915,195	$639,362,594

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS — 96.3%	Shares	Value (Note 2)
Advertising
Marchex, Inc. (Class B Stock)	28,200	$169,764
National CineMedia, Inc.	11,300	190,857

		360,621

Aerospace — 1.3%
AAR Corp.	89,501	1,967,232
Curtiss-Wright Corp.	74,361	2,755,819
Esterline Technologies Corp.*	17,800	1,286,762
Moog, Inc. (Class A Stock)*	5,650	291,146
Triumph Group, Inc.	104,694	8,286,530

		14,587,489

Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc.	72,740	4,108,355
LMI Aerospace, Inc.*	69,500	1,302,430
M/A-COM Technology Solutions Holdings, Inc.*	8,500	124,100
Teledyne Technologies, Inc.*	29,951	2,316,710

		7,851,595

Agriculture — 0.2%
Andersons, Inc. (The)	22,000	1,170,180
Universal Corp.(a)	14,900	861,965

		2,032,145

Airlines — 0.5%
Republic Airways Holdings, Inc.*	390,100	4,419,833
SkyWest, Inc.	118,221	1,600,712

		6,020,545

Apparel — 0.5%
Columbia Sportswear Co.(a)	30,257	1,895,601
G-III Apparel Group Ltd.*	11,200	538,944
Oxford Industries, Inc.	38,124	2,378,938
RG Barry Corp.	13,800	224,112

		5,037,595

Auto Parts & Equipment — 0.1%
Remy International, Inc.	25,300	469,821
Standard Motor Products, Inc.	20,298	697,033

		1,166,854

Automotive Components — 1.0%
Cooper Tire & Rubber Co.	137,600	4,564,192
Dana Holding Corp.	179,835	3,463,622
Superior Industries International, Inc.	161,070	2,772,015

		10,799,829

Banks — 0.5%
First NBC Bank Holding Co.	62,634	1,528,270
OFG Bancorp (Puerto Rico)	203,693	3,688,880
Tristate Capital Holdings, Inc.	36,300	499,125

		5,716,275

Biotechnology — 0.6%
Cambrex Corp.*	103,900	1,451,483
Celldex Therapeutics, Inc.*	70,000	1,092,700
Charles River Laboratories International, Inc.*	65,169	2,673,884

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Puma Biotechnology, Inc.*	29,100	$1,291,167

		6,509,234

Broadcasting — 0.4%
Belo Corp. (Class A Stock)	254,644	3,552,284
Journal Communications, Inc. (Class A Stock)*	137,200	1,027,628

		4,579,912

Building Materials — 0.1%
ABM Industries, Inc.	15,600	382,356
LSI Industries, Inc.	12,200	98,698
Ply Gem Holdings, Inc.	18,500	371,110

		852,164

Building Products — 0.2%
Gibraltar Industries, Inc.*	114,895	1,672,871

Business Services
GP Strategies Corp.*	1,880	44,782

Capital Markets — 2.1%
Affiliated Managers Group, Inc.*	40,110	6,575,633
Cohen & Steers, Inc.(a)	66,191	2,249,170
Greenhill & Co., Inc.	11,938	546,044
HFF, Inc. (Class A Stock)	95,352	1,694,405
Piper Jaffray Cos.*	58,100	1,836,541
Raymond James Financial, Inc.	84,610	3,636,538
Waddell & Reed Financial, Inc. (Class A Stock)	144,750	6,296,625

		22,834,956

Chemicals — 1.9%
Axiall Corp.	53,400	2,273,772
Cytec Industries, Inc.	31,100	2,278,075
Fuller (H.B.) Co.	11,300	427,253
Innophos Holdings, Inc.	57,949	2,733,454
Innospec, Inc.	5,300	212,954
Intrepid Potash, Inc.	88,852	1,692,631
Koppers Holdings, Inc.	96,970	3,702,315
Kraton Performance Polymers, Inc.*	38,920	825,104
Minerals Technologies, Inc.	45,700	1,889,238
PolyOne Corp.	33,180	822,200
Schulman, (A.), Inc.	49,300	1,322,226
Sensient Technologies Corp.	46,158	1,868,014
Zep, Inc.	38,700	612,621

		20,659,857

Clothing & Apparel — 0.2%
Iconix Brand Group, Inc.*(a)	77,500	2,279,275

Commercial Banks — 7.7%
BancFirst Corp.	7,600	353,780
Bancorp, Inc. (The)*	125,493	1,881,140
Bank of Kentucky Financial Corp.	4,800	136,512
BankUnited, Inc.	220,965	5,747,300
Banner Corp.	18,400	621,736
BBCN Bancorp, Inc.	34,500	490,590
BNC Bancorp	7,357	84,017
Center Bancorp, Inc.	7,900	100,251
Citizens & Northern Corp.	23,300	450,156
CNB Financial Corp.	4,900	83,006
CoBiz Financial, Inc.	38,800	322,040

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
Eagle Bancorp, Inc.*	119,312	$2,670,203
Enterprise Financial Services Corp.	40,400	644,784
Fidelity Southern Corp.*	12,947	160,154
First BanCorp (Puerto Rico)*	73,800	522,504
First Bancorp	11,400	160,740
First Bancorp, Inc.	3,100	54,188
First Busey Corp.	71,600	322,200
First Financial Corp.	8,800	272,712
First Interstate Bancsystem, Inc.	49,300	1,021,989
First Republic Bank	80,080	3,081,478
FirstMerit Corp.	680,946	13,639,349
FNB United Corp.*	22,800	184,908
German American Bancorp, Inc.	4,900	110,348
Great Southern Bancorp, Inc.	8,900	239,944
Hampton Roads Bankshares, Inc.*	38,300	49,407
Hanmi Financial Corp.*	296,375	5,236,946
Horizon Bancorp	21,500	438,815
IBERIABANK Corp.	195,817	10,497,750
Merchants Bancshares, Inc.	4,800	141,936
MetroCorp Bancshares, Inc.	19,200	187,392
Park Sterling Corp.*	99,400	587,454
Preferred Bank*	32,700	538,896
PrivateBancorp, Inc.	166,600	3,533,586
Signature Bank*	64,360	5,343,167
StellarOne Corp.	20,300	398,895
Sterling Financial Corp.	9,754	231,950
SVB Financial Group*	101,030	8,417,820
SY Bancorp, Inc.	8,900	218,317
Synovus Financial Corp.	434,064	1,267,467
TCF Financial Corp.(a)	197,633	2,802,436
Tompkins Financial Corp.	61,857	2,795,318
UMB Financial Corp.	10,936	608,807
Virginia Commerce Bancorp, Inc.*	39,300	548,628
Wilshire Bancorp, Inc.	192,726	1,275,846
Wintrust Financial Corp.(a)	197,260	7,551,113

		86,027,975

Commercial Services — 0.9%
ARC Document Solutions, Inc.*	43,100	172,400
Brink’s Co. (The)	18,913	482,471
CDI Corp.	4,530	64,145
Consolidated Graphics, Inc.*	21,400	1,006,014
EVERTEC, Inc. (Puerto Rico)	11,400	250,458
Green Dot Corp. (Class A Stock)*	11,772	234,851
Kelly Services, Inc. (Class A Stock)	73,600	1,285,792
Quad/Graphics, Inc.	122,184	2,944,634
Resources Connection, Inc.	7,674	89,018
Team, Inc.*	51,953	1,966,421
Viad Corp.	57,000	1,397,640
Xoom Corp.(a)	5,400	123,768

		10,017,612

Commercial Services & Supplies — 3.4%
ACCO Brands Corp.*(a)	737,680	4,691,645
Cenveo, Inc.*(a)	376,800	802,584
Convergys Corp.	150,196	2,617,916
Deluxe Corp.	70,112	2,429,381
DFC Global Corp.*	94,602	1,306,454
Diebold, Inc.	127,714	4,302,685
Herman Miller, Inc.	82,755	2,240,178

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
KAR Auction Services, Inc.	129,714	$2,966,559
Mac-Gray Corp.	20,300	288,260
Matthews International Corp. (Class A Stock)	79,592	3,000,618
Navigant Consulting, Inc.*	47,000	564,000
PHH Corp.*(a)	127,500	2,598,450
RPX Corp.*	46,480	780,864
TeleTech Holdings, Inc.*	10,100	236,643
TMS International Corp. (Class A Stock)	242,750	3,599,983
Towers Watson & Co. (Class A Stock)	39,197	3,211,802
United Stationers, Inc.	71,720	2,406,206

		38,044,228

Communications Equipment — 1.0%
Bel Fuse, Inc. (Class B Stock)	39,190	527,105
Black Box Corp.	34,880	883,162
Digi International, Inc.*	294,200	2,756,654
InterDigital, Inc.(a)	65,600	2,929,040
Plantronics, Inc.	99,400	4,365,648

		11,461,609

Computer Hardware — 0.1%
Insight Enterprises, Inc.*	71,200	1,263,088

Computer Services & Software — 0.6%
Aspen Technology, Inc.*	11,600	333,964
CACI International, Inc. (Class A Stock)*(a)	19,853	1,260,467
Electronics for Imaging, Inc.*	38,600	1,091,994
Silicon Graphics International Corp.*	57,100	763,998
Sykes Enterprises, Inc.*	34,398	542,112
SYNNEX Corp.*(a)	62,900	2,659,412

		6,651,947

Computers & Peripherals — 0.2%
Spansion, Inc. (Class A Stock)*	214,190	2,681,659

Conglomerates — 0.2%
Teleflex, Inc.	27,559	2,135,547

Construction & Engineering — 1.7%
EMCOR Group, Inc.	188,397	7,658,338
Engility Holdings, Inc.*	29,100	827,022
McDermott International, Inc. (Panama)*	291,298	2,382,818
Michael Baker Corp.	33,600	910,896
Orion Marine Group, Inc.*	156,264	1,889,232
Tutor Perini Corp.*	236,749	4,282,789
VSE Corp.	34,400	1,412,808

		19,363,903

Consumer Products & Services — 0.6%
Buckeye Technologies, Inc.	36,700	1,359,368
G&K Services, Inc. (Class A Stock)	90,134	4,290,378
Regis Corp.	72,644	1,192,814

		6,842,560

Containers & Packaging — 1.0%
Boise, Inc.	105,800	903,532
Graphic Packaging Holding Co.*	268,700	2,079,738
Greif, Inc. (Class A Stock)	54,155	2,852,344
Owens-Illinois, Inc.*	101,615	2,823,881
Silgan Holdings, Inc.	46,753	2,195,521

		10,855,016

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Cosmetics & Toiletries
Revlon, Inc. (Class A Stock)*	17,300	$381,638

Distribution/Wholesale — 0.1%
Core-Mark Holding Co., Inc.	14,300	908,050

Diversified Consumer Services — 0.4%
Sotheby’s(a)	90,060	3,414,175
Steiner Leisure Ltd. (Bahamas)*	21,532	1,138,181

		4,552,356

Diversified Financial Services — 0.8%
Arlington Asset Investment Corp. (Class A Stock)	116,800	3,123,232
Artisan Partners Asset Management, Inc.	8,300	414,253
BGC Partners, Inc. (Class A Stock)	136,700	805,163
Blackhawk Network Holdings, Inc.	11,400	264,480
Cowen Group, Inc. (Class A Stock)*	341,314	989,811
Federated Investors, Inc. (Class B Stock)(a)	92,557	2,536,987
Manning & Napier, Inc.	6,500	115,440
PennyMac Financial Services, Inc. (Class A Stock)	12,000	255,240
SWS Group, Inc.*	16,625	90,606

		8,595,212

Diversified Operations
Standex International Corp.	8,800	464,200

Electric Utilities — 2.4%
Cleco Corp.	162,946	7,565,583
Empire District Electric Co. (The)(a)	32,700	729,537
Genie Energy Ltd. (Class B Stock)	3,436	31,439
MGE Energy, Inc.	31,450	1,722,202
Portland General Electric Co.	313,369	9,585,958
Unitil Corp.	2,008	57,991
UNS Energy Corp.	167,440	7,489,591

		27,182,301

Electronic Components & Equipment — 3.1%
Alpha & Omega Semiconductor Ltd.*	17,519	133,845
AVX Corp.	251,370	2,953,597
Belden, Inc.	63,912	3,191,126
Benchmark Electronics, Inc.*	129,300	2,598,930
Checkpoint Systems, Inc.*	12,600	178,794
Coherent, Inc.	38,691	2,130,713
EnerSys, Inc.	55,700	2,731,528
General Cable Corp.	74,199	2,281,619
Littelfuse, Inc.	13,100	977,391
Newport Corp.*	23,300	324,569
Park Electrochemical Corp.	273,970	6,578,020
Sanmina Corp.*	393,068	5,640,526
Sypris Solutions, Inc.	55,400	177,834
TTM Technologies, Inc.*	66,500	558,600
Vaalco Energy, Inc.*	87,500	500,500
Zagg, Inc.*	55,400	296,390
Zebra Technologies Corp. (Class A Stock)*	63,904	2,775,990

		34,029,972

Electronic Equipment & Instruments — 0.3%
Greatbatch, Inc.*	17,800	583,662
PerkinElmer, Inc.	91,308	2,967,510

		3,551,172

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronics — 0.1%
Stoneridge, Inc.*	45,591	$530,679

Energy Equipment & Services — 1.2%
C&J Energy Services, Inc.*(a)	163,190	3,160,990
Gulf Island Fabrication, Inc.	68,680	1,315,222
Matrix Service Co.*	102,370	1,594,925
Natural Gas Services Group, Inc.*	68,090	1,599,434
REX American Resources Corp.*	10,100	290,577
Tesco Corp. (Canada)*	60,640	803,480
TETRA Technologies, Inc.*	233,460	2,395,300
Tidewater, Inc.	45,510	2,592,705

		13,752,633

Energy–Alternate Sources — 0.4%
FutureFuel Corp.	4,900	69,433
Green Plains Renewable Energy, Inc.*	128,200	1,707,624
Renewable Energy Group, Inc.*	222,900	3,171,867

		4,948,924

Entertainment & Leisure — 0.5%
Carmike Cinemas, Inc.*	71,200	1,378,432
Isle of Capri Casinos, Inc.*(a)	56,000	420,000
Johnson Outdoors, Inc.*	10,200	253,980
Scientific Games Corp. (Class A Stock)*	138,392	1,556,910
SeaWorld Entertainment, Inc.	51,600	1,811,160
Speedway Motorsports, Inc.	36,318	631,933

		6,052,415

Environmental Control — 0.4%
Ceco Environmental Corp.	37,363	459,565
Darling International, Inc.*	225,611	4,209,901
GSE Holding, Inc.*	7,098	41,097

		4,710,563

Environmental Services — 0.3%
Tetra Tech, Inc.*	163,175	3,836,244

Financial Services — 1.1%
Assured Guaranty Ltd. (Bermuda)	61,100	1,347,866
First Commonwealth Financial Corp.	224,300	1,653,091
Flushing Financial Corp.	23,300	383,285
Lakeland Financial Corp.	14,900	413,475
National Financial Partners Corp.*	80,700	2,042,517
NBT Bancorp, Inc.	46,421	982,733
Nelnet, Inc. (Class A Stock)	53,400	1,927,206
OceanFirst Financial Corp.	16,800	261,240
World Acceptance Corp.*(a)	32,600	2,834,244
WSFS Financial Corp.	4,700	246,233

		12,091,890

Financial–Bank & Trust — 4.8%
1st Source Corp.	6,600	156,816
Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	23,200	519,448
Bank of the Ozarks, Inc.(a)	3,000	129,990
Berkshire Hills Bancorp, Inc.	15,500	430,280
Boston Private Financial Holdings, Inc.	157,810	1,679,098
Camden National Corp.	4,800	170,256
Cardinal Financial Corp.	164,151	2,403,171
Cathay General Bancorp	34,500	702,075
Chemical Financial Corp.	14,285	371,267
City Holding Co.(a)	27,300	1,063,335

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial – Bank & Trust (continued)
Columbia Banking System, Inc.	15,171	$361,222
Community Bank System, Inc.	15,500	478,175
Community Trust Bancorp, Inc.	25,342	902,682
CVB Financial Corp.	169,100	1,988,616
East West Bancorp, Inc.	22,600	621,500
Financial Institutions, Inc.	29,200	537,572
First Community Bancshares, Inc.	42,200	661,696
First Financial Bancorp.	45,800	682,420
First Financial Holdings, Inc.	31,500	668,115
First Horizon National Corp.(a)	313,674	3,513,149
First Merchants Corp.	26,800	459,620
First Midwest Bancorp, Inc.	347,977	4,774,244
First Niagara Financial Group, Inc.	76,317	768,512
First of Long Island Corp. (The)	4,800	159,312
FNB Corp.	110,400	1,333,632
Hancock Holding Co.	145,950	4,388,718
Heartland Financial USA, Inc.	23,800	654,262
Independent Bank Corp.	26,700	921,150
Lakeland Bancorp, Inc.	6,509	67,889
MainSource Financial Group, Inc.	42,700	573,461
National Penn Bancshares, Inc.	212,533	2,159,335
PacWest Bancorp	148,888	4,563,417
Peoples Bancorp, Inc.	24,800	522,784
Pinnacle Financial Partners, Inc.*	122,210	3,142,019
Provident Financial Services, Inc.	33,300	525,474
Renasant Corp.	29,400	715,596
Republic Bancorp, Inc. (Class A Stock)	13,946	305,696
Sierra Bancorp	29,200	432,160
Southside Bancshares, Inc.	19,196	458,401
Southwest Bancorp, Inc.*	109,833	1,449,796
Suffolk Bancorp*	5,500	89,870
Susquehanna Bancshares, Inc.	268,500	3,450,225
Trico Bancshares	1,900	40,527
Trustmark Corp.(a)	20,800	511,264
Washington Trust Bancorp, Inc.	11,900	339,388
WesBanco, Inc.	70,010	1,850,364
West Bancorp.	36,800	432,400

		53,130,399

Food — 0.9%
Fairway Group Holdings Corp.	16,100	389,137
Pinnacle Foods, Inc.(a)	50,800	1,226,820
Sanderson Farms, Inc.(a)	18,993	1,261,515
Snyders-Lance, Inc.	59,719	1,696,617
Spartan Stores, Inc.	153,600	2,832,384
TreeHouse Foods, Inc.*	36,013	2,360,292

		9,766,765

Food & Staples Retailing — 1.2%
Casey’s General Stores, Inc.	32,200	1,937,152
Pantry, Inc. (The)*	621,621	7,571,344
Weis Markets, Inc.	79,410	3,579,009

		13,087,505

Food Products — 0.2%
Ingredion, Inc.	31,694	2,079,760

Gas Utilities — 0.9%
Laclede Group, Inc. (The)	48,620	2,219,989
New Jersey Resources Corp.	54,989	2,283,693
Northwest Natural Gas Co.	69,400	2,948,112

COMMON STOCKS (continued)	Shares	Value (Note 2)
Gas Utilities (continued)
WGL Holdings, Inc.	66,710	$2,883,206

		10,335,000

Hand/Machine Tools — 0.3%
Hardinge, Inc.	38,100	563,118
Regal-Beloit Corp.	39,502	2,561,310

		3,124,428

Healthcare Equipment & Services
Skilled Healthcare Group, Inc. (Class Astock)*	27,485	183,600

Healthcare Products — 0.3%
NanoString Technologies, Inc.	75,600	604,800
Natus Medical, Inc.*	5,731	78,228
NuVasive, Inc.*	94,495	2,342,531

		3,025,559

Healthcare Providers & Services — 0.6%
Cross Country Healthcare, Inc.*	446,640	2,304,662
LifePoint Hospitals, Inc.*	81,302	3,970,790
Select Medical Holdings Corp.	3,600	29,520

		6,304,972

Healthcare Services — 1.4%
Almost Family, Inc.	9,934	188,746
AmSurg Corp.*	96,005	3,369,776
Five Star Quality Care, Inc.*	226,305	1,269,571
HealthSouth Corp.*	60,489	1,742,083
MEDNAX, Inc.*	25,516	2,336,755
Molina Healthcare, Inc.*(a)	124,800	4,640,064
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	71,800	1,541,546

		15,088,541

Home Builders — 0.3%
Taylor Morrison Home Corp. (Class A Stock).	88,400	2,155,192
William Lyon Homes (Class A Stock)	29,100	733,611

		2,888,803

Home Furnishings
Skullcandy, Inc.*	17,031	92,989

Hotels, Restaurants & Leisure — 0.3%
Cracker Barrel Old Country Store, Inc.	33,803	3,199,792

Household Durables — 0.6%
Kimball International, Inc. (Class B Stock)	101,600	986,536
MDC Holdings, Inc.	18,400	598,184
Ryland Group, Inc. (The)(a)	66,500	2,666,650
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	54,051	2,611,204

		6,862,574

Household Products — 0.8%
Central Garden & Pet Co. (Class A Stock)*	245,127	1,691,376
Helen of Troy Ltd. (Bermuda)*	122,100	4,684,977
Prestige Brands Holdings, Inc.*	103,523	3,016,660

		9,393,013

Housewares
Lifetime Brands, Inc.	24,416	331,569

Industrial Products — 1.1%
Brady Corp. (Class A Stock)	51,300	1,576,449

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Products (continued)
EnPro Industries, Inc.*(a)	118,558	$6,018,004
Watts Water Technologies, Inc. (Class A Stock)	56,504	2,561,891
WESCO International, Inc.*(a)	35,243	2,395,114

		12,551,458

Insurance — 5.8%
Allied World Assurance Co. Holdings AG (Switzerland)	61,630	5,639,761
American Equity Investment Life Holding Co.(a)	260,300	4,086,710
American Safety Insurance Holdings Ltd. (Bermuda)*	16,700	483,465
AMERISAFE, Inc.	59,900	1,940,161
Amtrust Financial Services, Inc.(a)	42,490	1,516,893
Arch Capital Group Ltd. (Bermuda)*(a)	50,840	2,613,684
Aspen Insurance Holdings Ltd. (Bermuda)	36,800	1,364,912
AXIS Capital Holdings Ltd. (Bermuda)	129,680	5,936,750
CNO Financial Group, Inc.	397,746	5,154,788
Crawford & Co. (Class B Stock)	6,300	35,406
Employers Holdings, Inc.	167,210	4,088,286
Endurance Specialty Holdings Ltd. (Bermuda)	83,857	4,314,443
Hanover Insurance Group, Inc. (The)	87,893	4,300,604
Horace Mann Educators Corp.	155,059	3,780,338
Infinity Property & Casualty Corp.	61,026	3,646,914
Maiden Holdings Ltd. (Bermuda)	34,000	381,480
Markel Corp.*	1,600	843,120
Meadowbrook Insurance Group, Inc.	53,600	430,408
Platinum Underwriters Holdings Ltd. (Bermuda)	61,473	3,517,485
ProAssurance Corp.	84,642	4,414,927
Reinsurance Group of America, Inc.	48,449	3,348,310
Selective Insurance Group, Inc.	35,700	821,814
Stewart Information Services Corp.(a)	21,400	560,466
Symetra Financial Corp.	56,400	901,836
Tower Group International Ltd.	5,468	112,149

		64,235,110

Internet Services — 0.2%
Marketo, Inc.(a)	8,800	218,856
Textura Corp.*	9,000	234,090
United Online, Inc.	165,100	1,251,458

		1,704,404

Internet Software & Services — 0.8%
1-800-Flowers.com, Inc.*	44,900	277,931
Active Network, Inc. (The)*	22,500	170,325
Bazaarvoice, Inc.*(a)	15,100	142,242
Liquidity Services, Inc.*(a)	86,978	3,015,527
QuinStreet, Inc.*	23,865	205,955
Tremor Video, Inc.	198,400	1,785,600
Vocus, Inc.*	10,000	105,200
WebMD Health Corp.*	101,400	2,978,118

		8,680,898

Investment Companies — 0.4%
Apollo Investment Corp.	163,979	1,269,198
Fidus Investment Corp.	15,028	281,174
KCAP Financial, Inc.	74,370	837,406
MCG Capital Corp.	70,986	369,837

COMMON STOCKS (continued)	Shares	Value (Note 2)
Investment Companies (continued)
Prospect Capital Corp.	205,333	$2,217,596

		4,975,211

IT Services — 0.5%
Unisys Corp.*	248,890	5,493,002

Leisure Equipment & Products — 0.2%
Callaway Golf Co.(a)	307,595	2,023,975

Leisure Time — 0.2%
Arctic Cat, Inc.	38,689	1,740,231

Machinery — 1.6%
Altra Holdings, Inc.	6,900	188,922
FreightCar America, Inc.	29,200	496,108
Hyster-Yale Materials Handling, Inc.	22,000	1,381,380
Kaydon Corp.	68,750	1,894,064
NN, Inc.	56,500	644,665
Oshkosh Corp.*	48,860	1,855,214
RBC Bearings, Inc.*	92,975	4,830,051
Snap-on, Inc.	36,910	3,299,016
Trimas Corp.*	88,312	3,292,271

		17,881,691

Machinery & Equipment — 0.9%
Applied Industrial Technologies, Inc.	44,200	2,136,186
Briggs & Stratton Corp.	141,700	2,805,660
Kadant, Inc.	103,994	3,137,499
RPC, Inc.(a)	12,530	173,039
Terex Corp.*(a)	65,123	1,712,735

		9,965,119

Manufacturing — 0.2%
Actuant Corp. (Class A Stock)	58,620	1,932,701
Park Ohio Holdings Corp.*	14,900	491,402
STR Holdings, Inc.*	2,258	5,126

		2,429,229

Marine — 0.5%
Diana Shipping, Inc. (Marshall Islands)*(a)	149,604	1,502,024
Kirby Corp.*	49,920	3,970,637

		5,472,661

Media — 0.6%
Entercom Communications Corp. (Class A Stock)*(a)	200,700	1,894,608
Entravision Communications Corp. (Class A Stock)	181,100	1,113,765
LIN TV Corp. (Class A Stock)*	194,500	2,975,850
Salem Communications Corp. (Class A Stock)	16,675	124,896
Sinclair Broadcast Group, Inc. (Class A Stock)	13,416	394,162

		6,503,281

Medical – Drugs
Taylor Capital Group, Inc.*	16,100	271,929

Metals & Mining — 2.7%
Allegheny Technologies, Inc.	78,335	2,060,994
Carpenter Technology Corp.	29,830	1,344,438
Coeur d’Alene Mines Corp.*	150,100	1,996,330
Compass Minerals International, Inc.	49,962	4,223,288
Global Brass & Copper Holdings, Inc.	35,700	472,668

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Globe Specialty Metals, Inc.	32,200	$350,014
Haynes International, Inc.	50,810	2,432,275
Horsehead Holding Corp.*	299,100	3,831,471
LB Foster Co. (Class A Stock)	34,400	1,485,048
Olympic Steel, Inc.	55,870	1,368,815
Revett Minerals, Inc. (Canada)*	33,700	21,797
RTI International Metals, Inc.*(a)	168,717	4,675,148
SunCoke Energy, Inc.*	30,800	431,816
US Silica Holdings, Inc.	5,200	108,056
Westmoreland Coal Co.*(a)	11,452	128,606
Worthington Industries, Inc.	162,321	5,147,199

		30,077,963

Office Equipment — 0.3%
Interface, Inc.	90,861	1,541,911
Steelcase, Inc. (Class A Stock)	103,300	1,506,114

		3,048,025

Oil & Gas — 1.2%
Basic Energy Services, Inc.*	26,500	320,385
Berry Petroleum Co. (Class A Stock)	22,000	931,040
CVR Energy, Inc.(a)	13,500	639,900
Energy XXI Bermuda Ltd. (Bermuda)(a)	41,600	922,688
Goodrich Petroleum Corp.*(a)	96,757	1,238,490
Helix Energy Solutions Group, Inc.*	105,000	2,419,200
Key Energy Services, Inc.*	271,542	1,615,675
Oasis Petroleum, Inc.*(a)	43,405	1,687,152
Parker Drilling Co.*	61,000	303,780
Swift Energy Co.*(a)	155,799	1,868,030
W&T Offshore, Inc.(a)	91,400	1,306,106

		13,252,446

Oil, Gas & Consumable Fuels — 2.1%
Bill Barrett Corp.*(a)	160,590	3,247,130
Bonanza Creek Energy, Inc.*	13,700	485,802
Carrizo Oil & Gas, Inc.*	177,010	5,014,693
Cloud Peak Energy, Inc.*	109,640	1,806,867
Dawson Geophysical Co.*	26,700	984,162
Delek US Holdings, Inc.	81,900	2,357,082
EPL Oil & Gas, Inc.*	150,000	4,404,000
Forum Energy Technologies, Inc.*(a)	42,700	1,299,361
Rex Energy Corp.*	88,240	1,551,259
SemGroup Corp. (Class A Stock)	7,600	409,336
Stone Energy Corp.*	43,068	948,788
Superior Energy Services, Inc.*	36,069	935,630
Western Refining, Inc.(a)	6,500	182,455

		23,626,565

Paper & Forest Products — 0.4%
Domtar Corp.	7,600	505,400
P.H. Glatfelter Co.	19,600	491,960
Resolute Forest Products, Inc.*(a)	58,300	767,811
Rock-Tenn Co. (Class A Stock)	23,700	2,367,156
Schweitzer-Mauduit International, Inc.	8,200	409,016

		4,541,343

Pharmaceuticals — 0.5%
Achillion Pharmaceuticals, Inc.*	8,600	70,348
Cornerstone Therapeutics, Inc.*	12,700	101,600
Esperion Therapeutics, Inc.	28,900	407,490
Impax Laboratories, Inc.*	96,100	1,917,195

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Lannett Co., Inc.*	64,600	$769,386
PharMerica Corp.*	507	7,027
Progenics Pharmaceuticals, Inc.*	39,700	177,062
TESARO, Inc.*(a)	30,900	1,011,666
XenoPort, Inc.*	187,200	926,640

		5,388,414

Printing & Publishing — 0.1%
Courier Corp.	51,100	729,708

Professional Services — 0.6%
Hudson Global, Inc.*	71,170	176,502
Korn/Ferry International*	52,450	982,913
TrueBlue, Inc.*	244,040	5,137,042

		6,296,457

Real Estate Investment Trusts — 8.9%
Acadia Realty Trust	16,100	397,509
American Campus Communities, Inc.	54,600	2,220,036
Anworth Mortgage Asset Corp.	633,900	3,549,840
Ashford Hospitality Trust, Inc.	199,900	2,288,855
BioMed Realty Trust, Inc.	162,037	3,278,008
Campus Crest Communities, Inc.	257,080	2,966,703
CapLease, Inc.	182,200	1,537,768
Capstead Mortgage Corp.	423,300	5,121,930
CBL & Associates Properties, Inc.(a)	103,538	2,217,784
Cedar Realty Trust, Inc.	201,300	1,042,734
Chatham Lodging Trust	36,900	633,942
Chesapeake Lodging Trust	61,100	1,270,269
Coresite Realty Corp.	80,700	2,567,067
Corporate Office Properties Trust	37,050	944,775
Cousins Properties, Inc.	365,837	3,694,954
CYS Investments, Inc.	110,500	1,017,705
DCT Industrial Trust, Inc.(a)	257,500	1,841,125
DiamondRock Hospitality Co.	142,832	1,331,194
EastGroup Properties, Inc.	56,080	3,155,622
Education Realty Trust, Inc.	232,049	2,373,861
EPR Properties	19,600	985,292
Equity One, Inc.(a)	139,856	3,164,941
Extra Space Storage, Inc.	22,000	922,460
FelCor Lodging Trust, Inc.*	164,600	972,786
First Industrial Realty Trust, Inc.	266,200	4,038,254
GEO Group, Inc. (The)	27,900	947,205
Getty Realty Corp.	18,500	382,025
Government Properties Income Trust	14,900	375,778
Hersha Hospitality Trust	410,440	2,314,882
Home Properties, Inc.(a)	6,400	418,368
Kite Realty Group Trust	109,200	658,476
LaSalle Hotel Properties	45,880	1,133,236
Lexington Realty Trust(a)	453,117	5,292,406
LTC Properties, Inc.	42,700	1,667,435
MFA Financial, Inc.	463,428	3,915,967
Mid-America Apartment Communities, Inc.(a)	108,965	7,384,558
Parkway Properties, Inc.	131,100	2,197,236
Pebblebrook Hotel Trust	162,490	4,200,367
Pennsylvania Real Estate Investment Trust	79,252	1,496,278
Potlatch Corp.	104,300	4,217,892
RAIT Financial Trust	220,300	1,656,656
Ramco-Gershenson Properties Trust	38,700	601,011
Redwood Trust, Inc.(a)	267,400	4,545,800

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Sun Communities, Inc.	19,600	$975,296
Washington Real Estate Investment Trust	28,630	770,433
Winthrop Realty Trust	48,200	579,846

		99,266,565

Real Estate Management & Development — 0.3%
Alexander & Baldwin, Inc.*	11,700	465,075
CBRE Group, Inc. (Class A Stock)*	48,615	1,135,646
Jones Lang LaSalle, Inc.	18,370	1,674,242

		3,274,963

Registered Investment Companies — 0.1%
American Capital Ltd.*	81,400	1,031,338
Gladstone Capital Corp.	18,700	152,779

		1,184,117

Restaurants
Papa John’s International, Inc.*	2,400	156,888

Retail & Merchandising — 2.5%
Bravo Brio Restaurant Group, Inc.*	5,300	94,446
Cash America International, Inc.	11,900	540,974
Children’s Place Retail Stores, Inc. (The)*	18,361	1,006,183
Conn’s, Inc.*(a)	37,134	1,922,056
Destination Maternity Corp.	19,700	484,620
Dillard’s, Inc. (Class A Stock)	18,400	1,508,248
Dole Food Co., Inc.*	64,138	817,760
Ethan Allen Interiors, Inc.(a)	81,269	2,340,547
Express, Inc.*	118,516	2,485,281
EZCORP, Inc. (Class A Stock)*	23,200	391,616
hhgregg, Inc.*(a)	105,600	1,686,432
Men’s Wearhouse, Inc. (The)	41,065	1,554,310
OfficeMax, Inc.(a)	189,614	1,939,751
Perry Ellis International, Inc.	73,250	1,487,708
Rite Aid Corp.*(a)	2,150,700	6,151,002
Ruth’s Hospitality Group, Inc.	149,500	1,804,465
Tilly’s, Inc. (Class A Stock)*	2,400	38,400
Trans World Entertainment Corp.	2,442	11,868
Tuesday Morning Corp.*	77,700	805,749
World Fuel Services Corp.	14,300	571,714

		27,643,130

Road & Rail — 0.6%
Genesee & Wyoming, Inc. (Class A Stock)* .	30,690	2,603,740
Old Dominion Freight Line, Inc.*	89,147	3,710,298

		6,314,038

Savings & Loan — 0.3%
BofI Holding, Inc.*	6,226	285,275
Homestreet, Inc.	63,500	1,362,075
Investors Bancorp, Inc.	89,786	1,892,689

		3,540,039

Schools
Corinthian Colleges, Inc.*(a)	90,600	202,944

Semiconductors — 1.7%
Amkor Technology, Inc.*	305,800	1,287,418
DSP Group, Inc.*	31,700	263,427
Emulex Corp.*	304,106	1,982,771
Fairchild Semiconductor International, Inc.*	210,005	2,898,069
First Solar, Inc.*(a)	56,300	2,518,299
GSI Group, Inc. (Canada)*	45,900	369,036

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors (continued)
GT Advanced Technologies, Inc.*(a)	604,500	$2,508,675
Integrated Silicon Solution, Inc.*	130,600	1,431,376
IXYS Corp.	53,500	591,710
MKS Instruments, Inc.	122,695	3,256,325
Pericom Semiconductor Corp.*	41,800	297,616
Photronics, Inc.*	40,600	327,236
PMC - Sierra, Inc.*	61,400	389,890
Ultra Clean Holdings*	119,180	721,039

		18,842,887

Semiconductors & Semiconductor Equipment — 2.3%
Entegris, Inc.*	47,867	449,471
Exar Corp.*	441,782	4,757,992
Intermolecular, Inc.*	4,700	34,169
LTX-Credence Corp.*	213,700	1,280,063
ON Semiconductor Corp.*	446,730	3,609,578
Rudolph Technologies, Inc.*	310,538	3,478,025
Teradyne, Inc.*(a)	413,113	7,258,395
Veeco Instruments, Inc.*(a)	125,910	4,459,732

		25,327,425

Software — 0.7%
Audience, Inc.*	28,036	370,356
Avid Technology, Inc.*	38,677	227,421
CSG Systems International, Inc.	35,200	763,840
Digital River, Inc.*	33,900	636,303
MedAssets, Inc.*	2,192	38,886
Proofpoint, Inc.*	4,800	116,304
PTC, Inc.*	169,708	4,162,937
Tableau Software, Inc. (Class A Stock)	16,600	919,972

		7,236,019

Specialty Retail — 1.6%
Aeropostale, Inc.*	246,463	3,401,189
ANN, Inc.*	211,299	7,015,127
Brown Shoe Co., Inc.	131,700	2,835,501
Cato Corp. (The) (Class A Stock)	30,317	756,712
Kirkland’s, Inc.*	10,309	177,830
MarineMax, Inc.*(a)	289,020	3,274,597
Roundy’s, Inc.	17,449	145,350

		17,606,306

Telecommunications — 1.4%
Aviat Networks, Inc.*	66,100	173,182
Comtech Telecommunications Corp.	52,770	1,418,985
Consolidated Communications Holdings, Inc.(a)	31,940	556,075
Cyan, Inc.(a)	42,300	442,035
Gigamon, Inc.	18,500	509,860
Gogo, Inc.	30,700	428,879
Harmonic, Inc.*	106,347	675,304
IDT Corp. (Class B Stock)	47,500	887,775
Neutral Tandem, Inc.	21,632	124,384
NII Holdings, Inc.*	42,900	285,714
Oplink Communications, Inc.*	13,200	229,284
Premiere Global Services, Inc.*	134,901	1,628,255
RF Micro Devices, Inc.*	699,265	3,741,068
Symmetricon, Inc.*	29,600	132,904
Telenav, Inc.*	134,000	700,820
Tellabs, Inc.	1,058,300	2,095,434
USA Mobility, Inc.	50,600	686,642

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications (continued)
Vonage Holdings Corp.*	402,444	$1,138,917

		15,855,517

Textiles, Apparel & Luxury Goods — 0.3%
Jones Group, Inc. (The)	140,000	1,925,000
Movado Group, Inc.	46,730	1,580,876

		3,505,876

Thrifts & Mortgage Finance — 0.8%
BankFinancial Corp.	15,700	133,450
Charter Financial Corp.	3,990	40,219
First Defiance Financial Corp.	10,100	227,755
First Pactrust Bancorp, Inc.	11,117	150,969
Flagstar Bancorp, Inc.*	172,100	2,402,516
Heritage Financial Group, Inc.	10,442	154,020
Northfield Bancorp, Inc.	56,074	657,187
People’s United Financial, Inc.(a)	210,670	3,138,983
Provident Financial Holdings, Inc.	10,200	161,976
Westfield Financial, Inc.	252,140	1,764,980

		8,832,055

Tobacco
Alliance One International, Inc.*	8,908	33,850

Transportation — 0.5%
Aircastle Ltd. (Bermuda)	45,200	722,748
AMERCO	15,401	2,493,422
Gulfmark Offshore, Inc. (Class A Stock)	23,800	1,073,142
Knightsbridge Tankers Ltd. (Bermuda)	3,088	22,728
Pacer International, Inc.*	8,426	53,168
Saia, Inc.*	10,500	314,685
Swift Transportation Co.*	52,300	865,042
Universal Truckload Services, Inc.*	11,200	270,032

		5,814,967

Utilities — 2.0%
American States Water Co.	7,600	407,892
California Water Service Group	13,200	257,532
Chesapeake Utilities Corp.	8,800	453,112
El Paso Electric Co.	45,100	1,592,481
Great Plains Energy, Inc.	275,532	6,210,491
IDACORP, Inc.	126,730	6,052,625
NorthWestern Corp.	45,100	1,799,490
South Jersey Industries, Inc.	8,755	502,625
Southwest Gas Corp.	54,600	2,554,734
UIL Holdings Corp.	13,100	501,075
Westar Energy, Inc.	69,816	2,231,319

		22,563,376

Water Utilities
Artesian Resources Corp. (Class A Stock)	7,700	171,556
Consolidated Water Co. Ltd. (Cayman Islands)	6,700	76,581

		248,137

TOTAL COMMON STOCKS (cost $923,809,216)		1,071,172,880

EXCHANGE TRADED FUNDS — 0.8%
iShares NASDAQ Biotechnology Index Fund	7,197	1,251,414

EXCHANGE TRADED FUNDS (continued)		Shares	Value (Note 2)
iShares Russell 2000 Index Fund(a)		31,150	$3,026,534
iShares Russell 2000 Value Index Fund		58,680	5,040,612

TOTAL EXCHANGE TRADED FUNDS (cost $8,399,428)			9,318,560

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Notes
0.250%	11/30/13(k)	$1,845	1,846,081

(cost $1,845,638)
TOTAL LONG-TERM INVESTMENTS (cost $934,054,282)			1,082,337,521

SHORT-TERM INVESTMENT —14.5%		Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $161,748,804; includes $151,111,716 of cash collateral for securities on loan)(b)(w)(Note 4)		161,748,804	161,748,804

TOTAL INVESTMENTS — 111.8% (cost $1,095,803,086)			1,244,086,325
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (11.8)%			(131,246,271)

NET ASSETS — 100.0%			$1,112,840,054

The following abbreviation is used in the Portfolio descriptions: NASDAQ National Association for Securities Dealers

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $146,643,941; cash collateral of $151,111,716 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation
Long Position:
275	Russell 2000 Mini Index	Sep. 2013	$26,605,150	$26,804,250	$199,100

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identifical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,071,172,880	$—	$—
Exchange Traded Funds	9,318,560	—	—
U.S. Treasury Obligation	—	1,846,081	—
Affiliated Money Market Mutual Fund	161,748,804	—	—
Other Financial Instruments*
Futures	199,100	—	—

Total	$1,242,439,344	$1,846,081	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (13.6% represents investments purchased with collateral from securities on loan)	14.5%
Real Estate Investment Trusts	8.9
Commercial Banks	7.7
Insurance	5.8
Financial – Bank & Trust	4.8
Commercial Services & Supplies	3.4
Electronic Components & Equipment	3.1
Metals & Mining	2.7
Retail & Merchandising	2.5
Electric Utilities	2.4
Semiconductors & Semiconductor Equipment	2.3
Oil, Gas & Consumable Fuels	2.1
Capital Markets	2.1
Utilities	2.0
Chemicals	1.9
Construction & Engineering	1.7
Semiconductors	1.7
Machinery	1.6
Specialty Retail	1.6
Telecommunications	1.4
Healthcare Services	1.4
Aerospace	1.3
Energy Equipment & Services	1.2
Oil & Gas	1.2
Food & Staples Retailing	1.2
Industrial Products	1.1
Financial Services	1.1
Communications Equipment	1.0
Containers & Packaging	1.0
Automotive Components	1.0
Gas Utilities	0.9
Commercial Services	0.9
Machinery & Equipment	0.9
Food	0.9
Household Products	0.8
Exchange Traded Funds	0.8
Thrifts & Mortgage Finance	0.8
Internet Software & Services	0.8
Diversified Financial Services	0.8
Aerospace & Defense	0.7
Software	0.7
Household Durables	0.6
Consumer Products & Services	0.6
Computer Services & Software	0.6
Biotechnology	0.6
Media	0.6
Road & Rail	0.6
Healthcare Providers & Services	0.6
Professional Services	0.6

Entertainment & Leisure	0.5%
Airlines	0.5
Transportation	0.5
Banks	0.5
IT Services	0.5
Marine	0.5
Pharmaceuticals	0.5
Apparel	0.5
Investment Companies	0.4
Energy – Alternate Sources	0.4
Environmental Control	0.4
Broadcasting	0.4
Diversified Consumer Services	0.4
Paper & Forest Products	0.4
Environmental Services	0.3
Electronic Equipment & Instruments	0.3
Savings & Loan	0.3
Textiles, Apparel & Luxury Goods	0.3
Real Estate Management & Development	0.3
Hotels, Restaurants & Leisure	0.3
Hand/Machine Tools	0.3
Office Equipment	0.3
Healthcare Products	0.3
Home Builders	0.3
Computers & Peripherals	0.2
Manufacturing	0.2
Clothing & Apparel	0.2
Conglomerates	0.2
Food Products	0.2
Agriculture	0.2
Leisure Equipment & Products	0.2
U.S. Treasury Obligation	0.2
Leisure Time	0.2
Internet Services	0.2
Building Products	0.2
Computer Hardware	0.1
Registered Investment Companies	0.1
Auto Parts & Equipment	0.1
Distribution/Wholesale	0.1
Building Materials	0.1
Printing & Publishing	0.1
Electronics	0.1

111.8
Liabilities in excess of other assets	(11.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker-variation margin	$199,100	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,848,997

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(81,820)

For the six months ended June 30, 2013, the Portfolio’s average value at trade date for futures long position was $19,728,558.

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST SMALL-CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$146,643,941	$—	$—	$146,643,941
Exchange-traded and cleared derivatives	40,990	—	—	40,990

				146,684,931

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	—	—	—	—

Collateral Amount Pledged/(Received):
Securities on loan				(146,643,941)
Exchange-traded and cleared derivatives				—

Net Amount				$40,990

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST SMALL-CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $146,643,941:
Unaffiliated investments (cost $934,054,282)	$1,082,337,521
Affiliated investments (cost $161,748,804)	161,748,804
Receivable for investments sold	46,691,186
Dividends and interest receivable	2,000,089
Receivable for fund share sold	204,449
Due from broker-varation margin	40,990
Prepaid expenses	6,482

Total Assets	1,293,029,521

LIABILITIES:
Payable to broker for collateral for securities on loan	151,111,716
Payable for investments purchased	26,496,788
Payable for fund share repurchased	1,982,581
Advisory fees payable	444,372
Accrued expenses and other liabilities	134,729
Distribution fee payable	12,104
Due to broker	6,760
Affiliated transfer agent fee payable	417

Total Liabilities	180,189,467

NET ASSETS	$1,112,840,054

Net assets were comprised of:
Paid-in capital	$848,965,891
Retained earnings	263,874,163

Net assets, June 30, 2013	$1,112,840,054

Net asset value and redemption price per share, $1,112,840,054 / 64,295,905 outstanding shares of beneficial interest	$17.31

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $1,221 foreign withholding tax)	$8,333,629
Affiliated income from securities lending, net	378,721
Affiliated dividend income	29,144
Interest income	1,229

8,742,723

EXPENSES
Advisory fees	4,636,240
Distribution fee	378,420
Shareholder servicing fees and expenses	147,591
Custodian and accounting fees	106,000
Audit fee	11,000
Trustees’ fees	9,000
Legal fees and expenses	5,000
Commitment fee on syndicated credit agreement	4,000
Insurance expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Loan interest expense (Note 7)	10
Miscellaneous	4,797

Total expenses	5,314,058
Less: shareholder servicing fee waiver	(31,160)

Net expenses	5,282,898

NET INVESTMENT INCOME	3,459,825

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on:
Investment transactions	80,105,060
Futures transactions	1,848,997

81,954,057

Net change in unrealized appreciation (depreciation) on:
Investments	63,166,015
Futures	(81,820)

63,084,195

NET GAIN ON INVESTMENTS	145,038,252

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$148,498,077

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,459,825	$9,563,497
Net realized gain on investment and foreign currency transactions	81,954,057	34,194,876
Net change in unrealized appreciation (depreciation) on investments	63,084,195	71,512,512

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	148,498,077	115,270,885

DISTRIBUTIONS	—	(3,766,620)

FUND SHARE TRANSACTIONS:
Fund share sold [12,877,748 and 30,286,778 shares, respectively]	213,938,647	425,813,604
Fund share issued in reinvestment of distributions [0 and 284,703 shares, respectively]	—	3,766,620
Fund share repurchased [9,411,430 and 18,340,975 shares, respectively]	(157,393,880)	(249,995,151)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	56,544,767	179,585,073

TOTAL INCREASE IN NET ASSETS	205,042,844	291,089,338
NET ASSETS:
Beginning of period	907,797,210	616,707,872

End of period	$1,112,840,054	$907,797,210

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 93.7%
COMMON STOCKS — 93.0%	Shares	Value (Note 2)
Advertising — 0.2%
WPP PLC (United Kingdom)	219,900	$3,758,734

Aerospace & Defense — 1.5%
Boeing Co. (The)	152,700	15,642,588
Lockheed Martin Corp.	68,500	7,429,510

		23,072,098

Agriculture — 0.9%
Archer-Daniels-Midland Co.	426,700	14,469,397

Airlines — 0.9%
United Continental Holdings, Inc.*	427,500	13,376,475

Auto Parts & Equipment — 0.6%
Johnson Controls, Inc.	242,100	8,664,759

Automobile Manufacturers — 0.6%
Ford Motor Co.	569,600	8,811,712

Banks — 8.3%
Bank of New York Mellon Corp. (The)	204,900	5,747,445
Capital One Financial Corp.	161,100	10,118,691
Northern Trust Corp.	256,600	14,857,140
PNC Financial Services Group, Inc. (The)	285,300	20,804,076
Regions Financial Corp.	626,300	5,968,639
SunTrust Banks, Inc.	434,200	13,707,694
U.S. Bancorp	698,600	25,254,390
Wells Fargo & Co.	760,100	31,369,327

		127,827,402

Beverages — 0.9%
PepsiCo, Inc.	172,900	14,141,491

Building Materials — 0.8%
Masco Corp.	420,700	8,199,443
USG Corp.*(a)	175,100	4,036,055

		12,235,498

Chemicals — 0.5%
E.I. du Pont de Nemours & Co.	150,000	7,875,000

Coal — 0.6%
CONSOL Energy, Inc.	320,500	8,685,550

Commercial Services — 0.4%
Western Union Co. (The)(a)	341,300	5,839,643

Computer Hardware — 1.8%
Apple, Inc.	31,400	12,436,912
Dell, Inc.	952,100	12,710,535
Hewlett-Packard Co.	70,100	1,738,480

		26,885,927

Computer Services & Software — 0.6%
Computer Sciences Corp.	215,300	9,423,681

Cosmetics/Personal Care — 0.8%
Avon Products, Inc.	577,600	12,146,928

Distribution/Wholesale — 0.6%
Genuine Parts Co.	111,400	8,696,998

Diversified Financial Services — 1.8%
American Express Co.	264,600	19,781,496
Och-Ziff Capital Management Group LLC (Class A Stock)(a)	156,700	1,635,948
SLM Corp.	271,900	6,215,634

		27,633,078

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Machinery — 0.3%
Xylem, Inc.	154,900	$4,173,006

Diversified Manufacturing — 2.9%
3M Co.	157,800	17,255,430
Eaton Corp. PLC (Ireland)	125,362	8,250,073
Illinois Tool Works, Inc.	284,500	19,678,865

		45,184,368

Electric — 4.5%
AES Corp. (The)	421,900	5,058,581
Duke Energy Corp.	267,110	18,029,925
Entergy Corp.	219,800	15,315,664
Exelon Corp.	399,400	12,333,472
FirstEnergy Corp.	209,600	7,826,464
TECO Energy, Inc.(a)	76,700	1,318,473
Xcel Energy, Inc.	328,500	9,309,690

		69,192,269

Electronic Components & Equipment — 5.3%
Agilent Technologies, Inc.	128,000	5,473,280
Emerson Electric Co.	290,100	15,822,054
General Electric Co.	1,785,800	41,412,702
Honeywell International, Inc.	237,600	18,851,184

		81,559,220

Electronic Equipment & Instruments — 0.2%
Thermo Fisher Scientific, Inc.(a)	28,900	2,445,807

Entertainment — 0.5%
Madison Square Garden Co. (The) (Class A Stock)*	122,600	7,264,050

Financial Services — 3.5%
JPMorgan Chase & Co.	815,200	43,034,408
Legg Mason, Inc.(a)	360,600	11,182,206

		54,216,614

Financial – Bank & Trust — 1.3%
Bank of America Corp.	1,494,600	19,220,556

Food — 1.4%
Campbell Soup Co.(a)	338,300	15,152,457
McCormick & Co., Inc.(a)	96,300	6,775,668

		21,928,125

Gas — 1.0%
NiSource, Inc.	556,700	15,943,888

Healthcare Products — 1.9%
Hospira, Inc.*(a)	156,500	5,995,515
Johnson & Johnson	264,300	22,692,798

		28,688,313

Healthcare Services — 0.5%
Quest Diagnostics, Inc.	128,100	7,766,703

Home Furnishings — 0.1%
Whirlpool Corp.	11,600	1,326,576

Household Products/Wares — 1.0%
Clorox Co. (The)(a)	184,700	15,355,958

Insurance — 4.4%
Allstate Corp. (The)	342,200	16,466,664
Chubb Corp. (The)	83,400	7,059,810
Lincoln National Corp.	247,000	9,008,090
Loews Corp.	113,700	5,048,280

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Marsh & McLennan Cos., Inc.	434,700	$17,353,224
Sun Life Financial, Inc. (Canada)(a)	188,500	5,583,370
Willis Group Holdings PLC (Ireland)	174,700	7,124,266

		67,643,704

Iron/Steel — 0.9%
Cliffs Natural Resources, Inc.(a)	125,600	2,041,000
Nucor Corp.	285,600	12,372,192

		14,413,192

Leisure — 0.8%
Carnival Corp. (Panama)	335,200	11,494,008

Machinery – Construction & Mining — 0.5%
Joy Global, Inc.(a)	142,400	6,910,672

Media — 3.7%
Cablevision Systems Corp. (Class A Stock)	422,000	7,098,040
Comcast Corp. (Class A Stock)	185,500	7,768,740
McGraw Hill Financial, Inc.(a)	220,500	11,728,395
New York Times Co. (The) (Class A Stock)*(a)	385,500	4,263,630
Time Warner, Inc.	296,700	17,155,194
Walt Disney Co. (The)	148,400	9,371,460

		57,385,459

Metals & Mining — 1.0%
Newmont Mining Corp.	189,200	5,666,540
Vulcan Materials Co.(a)	201,600	9,759,456

		15,425,996

Oil & Gas — 12.5%
Anadarko Petroleum Corp.	181,400	15,587,702
Apache Corp.	299,500	25,107,085
BP PLC (United Kingdom), ADR(a)	186,000	7,763,640
Chevron Corp.	306,300	36,247,542
ConocoPhillips	94,700	5,729,350
Diamond Offshore Drilling, Inc.	156,800	10,786,272
Exxon Mobil Corp.	331,800	29,978,130
Hess Corp.	228,000	15,159,720
Murphy Oil Corp.	263,000	16,014,070
Petroleo Brasileiro SA (Brazil), ADR	456,800	6,130,256
Royal Dutch Shell PLC (United Kingdom), ADR	332,000	21,181,600
Talisman Energy, Inc. (Canada)	204,200	2,334,006

		192,019,373

Oil & Gas Services — 0.9%
Schlumberger Ltd. (Netherlands)	186,800	13,386,088

Paper & Forest Products — 1.8%
International Paper Co.	458,600	20,320,566
MeadWestvaco Corp.	226,600	7,729,326

		28,049,892

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	338,500	15,127,565
Merck & Co., Inc.	377,900	17,553,455
Pfizer, Inc.(a)	700,900	19,632,209

		52,313,229

Real Estate Investment Trust — 0.7%
Weyerhaeuser Co.	372,300	10,606,827

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail — 2.6%
Kohl’s Corp.	328,000	$16,567,280
Macy’s, Inc.	212,200	10,185,600
Staples, Inc.	755,300	11,979,058
Tiffany & Co.	11,300	823,092

		39,555,030

Semiconductors — 2.0%
Analog Devices, Inc.	235,700	10,620,642
Applied Materials, Inc.	717,800	10,702,398
Texas Instruments, Inc.	272,700	9,509,049

		30,832,089

Software — 1.7%
CA, Inc.	145,400	4,162,802
Microsoft Corp.	621,600	21,463,848

		25,626,650

Telecommunications — 6.4%
AT&T, Inc.	671,400	23,767,560
CenturyLink, Inc.	235,500	8,324,925
Cisco Systems, Inc.	602,300	14,641,913
Corning, Inc.	855,100	12,168,073
Harris Corp.	250,200	12,322,350
Nokia Oyj (Finland), ADR*(a)	842,600	3,151,324
Telefonica SA (Spain)*	325,782	4,191,293
Verizon Communications, Inc.	285,500	14,372,070
Vodafone Group PLC (United Kingdom)	1,821,798	5,220,717

		98,160,225

Toys/Games/Hobbies — 1.4%
Hasbro, Inc.(a)	101,300	4,541,279
Mattel, Inc.	376,800	17,072,808

		21,614,087

Transportation — 2.1%
Norfolk Southern Corp.	228,100	16,571,465
United Parcel Service, Inc. (Class B Stock)	178,600	15,445,328

		32,016,793

TOTAL COMMON STOCKS (cost $1,229,116,070)		1,425,263,138

PREFERRED STOCKS — 0.7%
Automobile Manufacturers — 0.6%
General Motors Co., Series B, 4.750%	197,600	9,516,416

Real Estate Investment Trust — 0.1%
Weyerhaeuser Co., Series A, CVT, 6.375%*	14,900	760,049

TOTAL PREFERRED STOCKS (cost $9,109,449)		10,276,465

TOTAL LONG-TERM INVESTMENTS (cost $1,238,225,519)		1,435,539,603

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SHORT-TERM INVESTMENT — 13.2%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $201,633,010; includes $103,704,365 of cash collateral for securities on loan)(b)(w)(Note 4)	201,633,010	$201,633,010

TOTAL INVESTMENTS — 106.9% (cost $1,439,858,529)		1,637,172,613
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.9)%		(105,170,502)

NET ASSETS — 100.0%		$1,532,002,111

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVT	Convertible Security

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,577,247; cash collateral of $103,704,365 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,412,092,394	$13,170,744	$—
Preferred Stocks	10,276,465	—	—
Affiliated Money Market Mutual Fund	201,633,010	—	—

Total	$1,624,001,869	$13,170,744	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (6.8% represents investments purchased with collateral from securities on loan)	13.2%
Oil & Gas	12.5
Banks	8.3
Telecommunications	6.4
Electronic Components & Equipment	5.3
Electric	4.5
Insurance	4.4
Media	3.7
Financial Services	3.5
Pharmaceuticals	3.4
Diversified Manufacturing	2.9
Retail	2.6
Transportation	2.1
Semiconductors	2.0
Healthcare Products	1.9
Paper & Forest Products	1.8
Diversified Financial Services	1.8
Computer Hardware	1.8
Software	1.7
Aerospace & Defense	1.5
Food	1.4
Toys/Games/Hobbies	1.4
Financial – Bank & Trust	1.3
Automobile Manufacturers	1.2
Gas	1.0
Metals & Mining	1.0
Household Products/Wares	1.0
Agriculture	0.9
Iron/Steel	0.9
Beverages	0.9

Oil & Gas Services	0.9%
Airlines	0.9
Building Materials	0.8
Cosmetics/Personal Care	0.8
Leisure	0.8
Real Estate Investment Trust	0.8
Computer Services & Software	0.6
Distribution/Wholesale	0.6
Coal	0.6
Auto Parts & Equipment	0.6
Chemicals	0.5
Healthcare Services	0.5
Entertainment	0.5
Machinery – Construction & Mining	0.5
Commercial Services	0.4
Diversified Machinery	0.3
Advertising	0.2
Electronic Equipment & Instruments	0.2
Home Furnishings	0.1

106.9
Liabilities in excess of other assets	(6.9)

100.0%

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$100,577,247	$—	$—	$100,577,247

Collateral Amount Pledged/(Received):
Securities on loan				(100,577,247)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $100,577,247:
Unaffiliated investments (cost $1,238,225,519)	$1,435,539,603
Affiliated investments (cost $201,633,010)	201,633,010
Dividends receivable	2,124,354
Receivable for investments sold	1,322,441
Receivable for fund share sold	482,104
Tax reclaim receivable	36,262
Prepaid expenses	3,342

Total Assets	1,641,141,116

LIABILITIES:
Payable to broker for collateral for securities on loan	103,704,365
Payable for investments purchased	4,650,128
Advisory fees payable	446,757
Payable for fund share repurchased	230,867
Accrued expenses and other liabilities	89,769
Distribution fee payable	16,702
Affiliated transfer agent fee payable	417

Total Liabilities	109,139,005

NET ASSETS	$1,532,002,111

Net assets were comprised of:
Paid-in capital	$1,074,580,750
Retained earnings	457,421,361

Net assets, June 30, 2013	$1,532,002,111

Net asset value and redemption price per share, $1,532,002,111 / 141,364,213 outstanding shares of beneficial interest	$10.84

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $181,106 foreign withholding tax)	$27,785,634
Affiliated income from securities lending, net	211,028
Affiliated dividend income	106,145

28,102,807

EXPENSES
Advisory fees	8,336,499
Distribution fee	756,959
Shareholder servicing fees and expenses	387,811
Custodian and accounting fees	99,000
Trustees’ fees	14,000
Audit fee	10,000
Insurance expenses	9,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	7,099

Total expenses	9,637,368
Less: shareholder servicing fee waiver	(127,248)

Net expenses	9,510,120

NET INVESTMENT INCOME	18,592,687

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	232,465,237
Foreign currency transactions	(12,669)

232,452,568

Net change in unrealized appreciation (depreciation) on:
Investments	91,424,163
Foreign currencies	(9,903)

91,414,260

NET GAIN ON INVESTMENTS	323,866,828

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$342,459,515

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,592,687	$38,360,418
Net realized gain on investment and foreign currency transactions	232,452,568	36,034,419
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	91,414,260	106,970,758

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	342,459,515	181,365,595

DISTRIBUTIONS	—	(3,547,085)

FUND SHARE TRANSACTIONS:
Fund share sold [19,771,543 and 306,966,843 shares, respectively]	202,376,988	2,721,913,250
Fund share issued in reinvestment of distributions [0 and 417,304 shares, respectively]	—	3,547,085
Fund share repurchased [134,063,741 and 76,468,871 shares, respectively]	(1,440,681,276)	(676,346,049)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(1,238,304,288)	2,049,114,286

TOTAL INCREASE (DECREASE) IN NET ASSETS	(895,844,773)	2,226,932,796
NET ASSETS:
Beginning of period	2,427,846,884	200,914,088

End of period	$1,532,002,111	$2,427,846,884

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 99.3%	Shares	Value (Note 2)
Aerospace & Defense — 3.3%
Boeing Co. (The)	403,800	$41,365,272
United Technologies Corp.	91,500	8,504,010

		49,869,282

Airlines — 1.4%
United Continental Holdings, Inc.*(a)	691,200	21,627,648

Apparel — 0.7%
Ralph Lauren Corp.	62,800	10,910,872

Automobile Manufacturers — 0.8%
Tesla Motors, Inc.*(a)	106,000	11,387,580

Beverages — 2.3%
Green Mountain Coffee Roasters, Inc.*(a)	174,000	13,060,440
Monster Beverage Corp.*	124,590	7,571,334
PepsiCo, Inc.	166,700	13,634,393

		34,266,167

Biotechnology — 8.1%
Alexion Pharmaceuticals, Inc.*	141,595	13,060,723
Biogen Idec, Inc.*	109,500	23,564,400
Celgene Corp.*	183,108	21,407,156
Gilead Sciences, Inc.*(a)	1,082,700	55,445,067
Regeneron Pharmaceuticals, Inc.*(a)	35,600	8,005,728

		121,483,074

Business Services — 2.4%
MasterCard, Inc. (Class A Stock)	62,100	35,676,450

Chemicals — 3.6%
Ecolab, Inc.	157,700	13,434,463
Praxair, Inc.	184,300	21,223,988
Sherwin-Williams Co. (The)	110,500	19,514,300

		54,172,751

Commercial Services & Supplies — 2.1%
McKesson Corp.	281,030	32,177,935

Computer Hardware — 0.7%
Apple, Inc.	27,000	10,694,160

Computer Services & Software — 6.2%
Akamai Technologies, Inc.*(a)	300,800	12,799,040
Cognizant Technology Solutions Corp. (Class A Stock)*	325,700	20,392,077
NetSuite, Inc.*(a)	49,200	4,513,608
Red Hat, Inc.*	359,500	17,191,290
salesforce.com, Inc.*(a)	457,000	17,448,260
SanDisk Corp.*	335,400	20,492,940

		92,837,215

Cosmetics/Personal Care — 1.3%
Procter & Gamble Co. (The)	243,900	18,777,861

Distribution/Wholesale — 2.1%
Fastenal Co.(a)	393,000	18,019,050
Fossil Group, Inc.*	127,000	13,120,370

		31,139,420

Diversified Financial Services — 5.4%
Morgan Stanley	868,900	21,227,227
State Street Corp.	325,800	21,245,418
TD Ameritrade Holding Corp.(a)	835,600	20,296,724

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
Visa, Inc. (Class A Stock)	102,500	$18,731,875

		81,501,244

Diversified Machinery — 0.5%
Wabtec Corp.	143,000	7,640,490

Financial Services — 0.9%
Franklin Resources, Inc.	93,700	12,745,074

Food — 0.8%
Whole Foods Market, Inc.	247,400	12,736,152

Healthcare Services — 1.6%
UnitedHealth Group, Inc.	368,300	24,116,284

Home Builders — 0.8%
D.R. Horton, Inc.(a)	597,200	12,708,416

Hotels, Restaurants & Leisure — 5.2%
Carnival Corp. (Panama)	446,100	15,296,769
Chipotle Mexican Grill, Inc.*	45,100	16,432,185
Las Vegas Sands Corp.	513,480	27,178,496
Starwood Hotels & Resorts Worldwide, Inc.	306,400	19,361,416

		78,268,866

Internet Services — 18.5%
Amazon.com, Inc.*	248,647	69,046,785
Baidu, Inc. (Cayman Islands), ADR*	121,800	11,513,754
eBay, Inc.*	547,200	28,301,184
Facebook, Inc. (Class A Stock)*	522,300	12,984,378
Google, Inc. (Class A Stock)*	98,160	86,417,119
LinkedIn Corp. (Class A Stock)*	56,400	10,056,120
Netflix, Inc.*(a)	64,700	13,657,523
priceline.com, Inc.*	51,100	42,266,343
TIBCO Software, Inc.*	225,400	4,823,560

		279,066,766

Media — 1.8%
Discovery Communications, Inc. (Class C Stock)*(a)	162,900	11,347,614
News Corp. (Class A Stock)	515,800	14,953,042

		26,300,656

Medical Supplies & Equipment — 0.7%
Edwards Lifesciences Corp.*	160,200	10,765,440

Metal Fabricate/Hardware — 2.4%
Precision Castparts Corp.	159,200	35,980,792

Oil & Gas — 1.5%
Pioneer Natural Resources Co.	154,900	22,421,775

Oil, Gas & Consumable Fuels — 2.6%
Cimarex Energy Co.	209,000	13,582,910
Range Resources Corp.	326,900	25,275,908

		38,858,818

Pharmaceuticals — 2.0%
Catamaran Corp. (Canada)*	228,130	11,114,494
Valeant Pharmaceuticals International, Inc. (Canada)*	226,400	19,488,512

		30,603,006

Retail — 4.2%
Dollar Tree, Inc.*	251,500	12,786,260
Lowe’s Cos., Inc.	570,400	23,329,360
Lululemon Athletica, Inc.*(a)	144,100	9,441,432

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail (continued)
Tractor Supply Co.	143,900	$16,924,079

		62,481,131

Retail & Merchandising — 4.6%
Danaher Corp.	672,600	42,575,580
Starbucks Corp.	411,115	26,923,921

		69,499,501

Semiconductors — 1.8%
Atmel Corp.*	797,000	5,857,950
QUALCOMM, Inc.	341,700	20,871,036

		26,728,986

Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Corp. (Class A Stock)	464,600	15,684,896

Software — 0.4%
Workday, Inc. (Class A Stock)*	96,700	6,197,503

Telecommunications — 5.2%
Crown Castle International Corp.*	605,355	43,821,649
Juniper Networks, Inc.*	1,747,515	33,744,515

		77,566,164

Transportation — 2.4%
FedEx Corp.	166,100	16,374,138
Union Pacific Corp.	132,300	20,411,244

		36,785,382

TOTAL COMMON STOCKS (cost $1,248,274,397)		1,493,677,757

PREFERRED STOCK
Internet Services
Living Social, (PRFC)*(g) (cost $1,352,010)	175,814	196,912

TOTAL LONG-TERM INVESTMENTS (cost $1,249,626,407)		1,493,874,669

SHORT-TERM INVESTMENT — 10.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $154,219,014; includes $145,474,942 of cash collateral for securities on loan)(b)(w)(Note 4)	154,219,014	154,219,014

TOTAL INVESTMENTS — 109.5% (cost $1,403,845,421)		1,648,093,683
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.5)%		(143,399,077)

NET ASSETS — 100.0%		$1,504,694,606

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $141,177,163; cash collateral of $145,474,942 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,493,677,757	$—	$—
Preferred Stock	—	—	196,912
Affiliated Money Market Mutual Fund	154,219,014	—	—

Total	$1,647,896,771	$—	$196,912

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Internet Services	18.5%
Affiliated Money Market Mutual Fund (9.7% represents investments purchased with collateral from securities on loan)	10.2
Biotechnology	8.1
Computer Services & Software	6.2
Diversified Financial Services	5.4
Hotels, Restaurants & Leisure	5.2
Telecommunications	5.2
Retail & Merchandising	4.6
Retail	4.2
Chemicals	3.6
Aerospace & Defense	3.3
Oil, Gas & Consumable Fuels	2.6
Transportation	2.4
Metal Fabricate/Hardware	2.4
Business Services	2.4
Beverages	2.3
Commercial Services & Supplies	2.1
Distribution/Wholesale	2.1

Pharmaceuticals	2.0%
Semiconductors	1.8
Media	1.8
Healthcare Services	1.6
Oil & Gas	1.5
Airlines	1.4
Cosmetics/Personal Care	1.3
Semiconductors & Semiconductor Equipment	1.0
Financial Services	0.9
Food	0.8
Home Builders	0.8
Automobile Manufacturers	0.8
Apparel	0.7
Medical Supplies & Equipment	0.7
Computer Hardware	0.7
Diversified Machinery	0.5
Software	0.4

109.5
Liabilities in excess of other assets	(9.5)

100.0%

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$141,177,163	$—	$—	$141,177,163

Collateral Amount Pledged/(Received):
Securities on loan				(141,177,163)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $141,177,163:
Unaffiliated investments (cost $1,249,626,407)	$1,493,874,669
Affiliated investments (cost $154,219,014)	154,219,014
Receivable for investments sold	5,301,967
Dividends receivable	432,357
Receivable for fund share sold	155,401
Prepaid expenses	3,529

Total Assets	1,653,986,937

LIABILITIES:
Payable to broker for collateral for securities on loan	145,474,942
Payable for investments purchased	2,372,356
Payable for fund share repurchased	815,713
Advisory fees payable	517,050
Accrued expenses and other liabilities	94,546
Distribution fee payable	16,336
Deferred trustees’ fees	971
Affiliated transfer agent fee payable	417

Total Liabilities	149,292,331

NET ASSETS	$1,504,694,606

Net assets were comprised of:
Paid-in capital	$1,111,830,289
Retained earnings	392,864,317

Net assets, June 30, 2013	$1,504,694,606

Net asset value and redemption price per share, $1,504,694,606 / 93,036,201 outstanding shares of beneficial interest	$16.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income	$6,367,918
Affiliated income from securities lending, net	142,687
Affiliated dividend income	19,565

6,530,170

EXPENSES
Advisory fees	8,507,378
Distribution fee	669,458
Shareholder servicing fees and expenses	327,449
Custodian and accounting fees	88,000
Trustees’ fees	14,000
Insurance expenses	12,000
Audit fee	10,000
Legal fees and expenses	7,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Loan interest expense (Note 7)	394
Miscellaneous	9,329

Total expenses	9,658,008
Less: advisory fee waivers and/or expense reimbursement	(170,947)
Less: shareholder servicing fee waiver	(103,103)

Net expenses	9,383,958

NET INVESTMENT LOSS	(2,853,788)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	212,327,789
Net change in unrealized appreciation (depreciation) on investments	48,913,318

NET GAIN ON INVESTMENTS	261,241,107

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$258,387,319

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(2,853,788)	$200,932
Net realized gain on investment transactions	212,327,789	172,550,117
Net change in unrealized appreciation (depreciation) on investments	48,913,318	174,347,071

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	258,387,319	347,098,120

FUND SHARE TRANSACTIONS:
Fund share sold [11,520,602 and 72,702,517 shares, respectively]	175,144,507	995,278,977
Fund share repurchased [61,144,786 and 91,756,780 shares, respectively]	(970,852,869)	(1,268,253,044)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(795,708,362)	(272,974,067)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(537,321,043)	74,124,053
NET ASSETS:
Beginning of period	2,042,015,649	1,967,891,596

End of period	$1,504,694,606	$2,042,015,649

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS	Shares	Value (Note 2)
Agriculture — 1.3%
Archer-Daniels-Midland Co.	228,200	$7,738,262

Building Materials — 1.7%
Martin Marietta Materials, Inc.(a)	103,300	10,166,786

Chemicals — 8.2%
Air Products & Chemicals, Inc.	55,400	5,072,978
Celanese Corp. (Class A Stock)	169,700	7,602,560
LyondellBasell Industries NV (Netherlands) (Class A Stock)	116,500	7,719,290
Methanex Corp. (Canada)	79,000	3,380,410
Potash Corp. of Saskatchewan, Inc. (Canada)	262,300	10,001,499
Praxair, Inc.	99,900	11,504,484
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	75,700	3,058,280

		48,339,501

Coal — 1.0%
Cloud Peak Energy, Inc.*	43,500	716,880
CONSOL Energy, Inc.	190,800	5,170,680

		5,887,560

Containers & Packaging — 2.4%
Crown Holdings, Inc.*	146,300	6,017,319
Owens-Illinois, Inc.*	296,400	8,236,956

		14,254,275

Diversified Machinery — 0.1%
Flowserve Corp.	12,900	696,729

Electric — 3.5%
Entergy Corp.	54,400	3,790,592
MDU Resources Group, Inc.	200,200	5,187,182
National Fuel Gas Co.	51,700	2,996,015
NRG Energy, Inc.	137,637	3,674,908
PG&E Corp.	108,600	4,966,278

		20,614,975

Energy Services — 1.8%
Calpine Corp.*	500,600	10,627,738

Engineering & Construction — 0.5%
Jacobs Engineering Group, Inc.*	57,800	3,186,514

Exploration & Production — 3.0%
Devon Energy Corp.	86,514	4,488,346
Murphy Oil Corp.	61,700	3,756,913
Royal Dutch Shell PLC (United Kingdom), ADR	145,275	9,268,545

		17,513,804

Integrated Petroleum — 4.9%
Baker Hughes, Inc.	145,553	6,714,360
Chevron Corp.	91,556	10,834,737
Exxon Mobil Corp.	124,608	11,258,333

		28,807,430

Machinery & Equipment — 1.4%
Babcock & Wilcox Co. (The)	265,700	7,978,971

Metals & Mining — 10.6%
BHP Billiton Ltd. (Australia)	344,752	9,922,972
Compass Minerals International, Inc.	28,000	2,366,840

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Constellium NV (France) (Class A Stock)	107,100	$1,729,665
Eldorado Gold Corp. (Canada)	1,013,900	6,265,902
Fortescue Metals Group Ltd. (Australia)	474,972	1,307,529
Franco-Nevada Corp. (Canada)	116,700	4,177,765
Fresnillo PLC (United Kingdom)	323,917	4,373,177
Iluka Resources Ltd. (Australia)	471,408	4,248,392
MAG Silver Corp. (Canada)*	282,700	1,653,138
Nucor Corp.	107,900	4,674,228
Orica Ltd. (Australia)	233,903	4,409,200
PanAust Ltd. (Australia)	849,487	1,408,393
Petra Diamonds Ltd. (Bermuda)*	3,128,870	5,427,900
Royal Gold, Inc.	68,000	2,861,440
Silver Wheaton Corp. (Canada)	76,400	1,502,788
Southern Copper Corp. (Peru)	223,400	6,170,308

		62,499,637

Oil & Gas — 47.6%
Anadarko Petroleum Corp.	70,000	6,015,100
Apache Corp.	130,500	10,939,815
Bill Barrett Corp.*(a)	189,400	3,829,668
Cabot Oil & Gas Corp.	50,800	3,607,816
Cameron International Corp.*	125,100	7,651,116
CenterPoint Energy, Inc.	120,200	2,823,498
Cimarex Energy Co.	123,794	8,045,372
Cobalt International Energy, Inc.*	200,000	5,314,000
Concho Resources, Inc.*	91,400	7,652,008
Diamond Offshore Drilling, Inc.	60,000	4,127,400
Energy XXI Bermuda Ltd. (Bermuda)	283,300	6,283,594
Eni SpA (Italy)	443,013	9,092,338
Ensco PLC (United Kingdom) (Class A Stock)	79,100	4,597,292
EQT Corp.	124,000	9,841,880
Forum Energy Technologies, Inc.*(a)	129,606	3,943,911
Halliburton Co.	107,300	4,476,556
Hercules Offshore, Inc.*	98,254	691,708
Hess Corp.	162,800	10,824,572
Kelt Exploration Ltd. (Canada)*	43,800	308,187
Laredo Petroleum Holdings, Inc.*(a)	246,900	5,076,264
Marathon Petroleum Corp.	37,000	2,629,220
Matador Resources Co.*	231,400	2,772,172
Noble Corp. (Switzerland)	166,967	6,274,620
Noble Energy, Inc.	25,100	1,507,004
NovaTek OAO (Russia), GDR	45,446	5,430,797
Ophir Energy PLC (United Kingdom)*	1,115,123	6,063,117
Painted Pony Petroleum Ltd. (Canada)*	372,600	2,993,696
PDC Energy, Inc.*	76,272	3,926,482
Petroleo Brasileiro SA (Brazil), ADR(a)	478,700	7,017,742
Phillips 66	95,000	5,596,450
Pioneer Natural Resources Co.	51,100	7,396,725
Range Resources Corp.	148,000	11,443,360
Salamander Energy PLC (United Kingdom)*	1,544,127	3,374,829
Santos Ltd. (Australia)	229,108	2,609,106
Schlumberger Ltd. (Netherlands)	283,625	20,324,567
SM Energy Co.	139,700	8,379,206
Southwestern Energy Co.*	282,100	10,305,113
Spectra Energy Corp.	231,500	7,977,490
Subsea 7 SA (Luxembourg)*	316,281	5,545,273
Talisman Energy, Inc. (Canada)	612,400	6,987,544
Trican Well Service Ltd. (Canada)	367,700	4,887,749
Tullow Oil PLC (United Kingdom)	425,770	6,481,457

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas (continued)
Valero Energy Corp.	221,300	$7,694,601
Williams Cos., Inc. (The)	292,500	9,497,475
WPX Energy, Inc.*(a)	466,533	8,836,135

		281,094,025

Paper & Forest Products — 2.6%
International Paper Co.	156,700	6,943,377
Weyerhaeuser Co.	300,151	8,551,302

		15,494,679

Petroleum Exploration & Production — 3.5%
BG Group PLC (United Kingdom)	543,970	9,244,313
EOG Resources, Inc.	36,800	4,845,824
FMC Technologies, Inc.*	115,700	6,442,176

		20,532,313

Real Estate — 0.1%
Hang Lung Properties Ltd. (Hong Kong)	201,000	696,229

Real Estate Investment Trusts — 0.5%
Boston Properties, Inc.	8,500	896,495
Camden Property Trust	14,900	1,030,186
Federal Realty Investment Trust	7,700	798,336

		2,725,017

Telecommunications — 1.7%
Quanta Services, Inc.*(a)	370,896	9,813,908

Utilities — 1.2%
AES Corp. (The)	612,500	7,343,875

TOTAL LONG-TERM INVESTMENTS (cost $561,119,892)		576,012,228

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 7.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $45,637,347; includes $38,490,275 of cash collateral received for securities on loan)(b)(w)(Note 4)	45,637,347	$45,637,347

TOTAL INVESTMENTS — 105.3% (cost $606,757,239)		621,649,575
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(31,468,790)

NET ASSETS — 100.0%		$590,180,785

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,870,963; cash collateral of $38,490,275 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$507,353,276	$68,658,952	$—
Affiliated Money Market Mutual Fund	45,637,347	—	—

Total	$552,990,623	$68,658,952	$—

Fair Value of Level 2 investments at 12/31/12 was $98,561,299, which was a result of valuing investments using third-party vendor modeling tools. An amount of $9,866,754 was transferred from Level 2 into Level 1 at 06/30/2013 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:
Oil & Gas	47.6%
Metals & Mining	10.6
Chemicals	8.2
Affiliated Money Market Mutual Fund (6.5% represents investments purchased with collateral from securities on loan)	7.7
Integrated Petroleum	4.9
Electric	3.5
Petroleum Exploration & Production	3.5
Exploration & Production	3.0
Paper & Forest Products	2.6
Containers & Packaging	2.4

Energy Services	1.8%
Building Materials	1.7
Telecommunications	1.7
Machinery & Equipment	1.4
Agriculture	1.3
Utilities	1.2
Coal	1.0
Engineering & Construction	0.5
Real Estate Investment Trusts	0.5
Diversified Machinery	0.1
Real Estate	0.1

105.3
Liabilities in excess of other assets	(5.3)

100.0%

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$36,870,963	$—	$—	$36,870,963

Collateral Amount Pledged/(Received):
Securities on loan				(36,870,963)

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $36,870,963:
Unaffiliated investments (cost $561,119,892)	$576,012,228
Affiliated investments (cost $45,637,347)	45,637,347
Receivable for investments sold	7,675,058
Dividends receivable	759,211
Receivable for fund share sold	381,836
Tax reclaim receivable	198,114
Prepaid expenses	2,315

Total Assets	630,666,109

LIABILITIES:
Payable to broker for collateral for securities on loan	38,490,275
Payable for investments purchased	1,597,006
Advisory fees payable	295,269
Accrued expenses and other liabilities	87,497
Payable for fund share repurchased	7,528
Distribution fee payable	6,338
Foreign withheld taxes payable	994
Affiliated transfer agent fee payable	417

Total Liabilities	40,485,324

NET ASSETS	$590,180,785

Net assets were comprised of:
Paid-in capital	$686,019,131
Retained earnings	(95,838,346)

Net assets, June 30, 2013	$590,180,785

Net asset value and redemption price per share, $590,180,785 / 29,751,632 outstanding shares of beneficial interest	$19.84

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $236,161 foreign withholding tax)	$5,625,230
Affiliated income from securities lending, net	44,939
Affiliated dividend income	14,649

5,684,818

EXPENSES
Advisory fees	3,337,723
Distribution fee	257,573
Shareholder servicing fees and expenses	118,803
Custodian and accounting fees	71,000
Audit fee	11,000
Trustees’ fees	9,000
Legal fees and expenses	7,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Loan interest expense (Note 7)	3,389
Commitment fee on syndicated credit agreement	3,000
Shareholders’ reports	2,000
Miscellaneous	8,723

Total expenses	3,837,211
Less: shareholder servicing fee waiver	(19,644)

Net expenses	3,817,567

NET INVESTMENT INCOME	1,867,251

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(5,511,512)
Foreign currency transactions	24,565

(5,486,947)

Net change in unrealized appreciation (depreciation) on:
Investments	12,132,163
Foreign currencies	(10,419)

12,121,744

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	6,634,797

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,502,048

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,867,251	$6,483,781
Net realized loss on investment and foreign currency transactions	(5,486,947)	(38,824,890)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,121,744	46,862,417

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,502,048	14,521,308

DISTRIBUTIONS	—	(3,038,951)

FUND SHARE TRANSACTIONS:
Fund share sold [2,494,761 and 17,821,138 shares, respectively]	51,118,607	346,230,761
Fund share issued in reinvestment of distributions [0 and 174,452 shares, respectively]	—	3,038,951
Fund share repurchased [10,821,689 and 11,786,392 shares, respectively]	(219,756,931)	(219,371,067)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(168,638,324)	129,898,645

TOTAL INCREASE (DECREASE) IN NET ASSETS	(160,136,276)	141,381,002
NET ASSETS:
Beginning of period	750,317,061	608,936,059

End of period	$590,180,785	$750,317,061

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
LONG-TERM INVESTMENTS — 64.8%
FOREIGN BONDS — 54.3%
Australia — 1.8%
Queensland Treasury Corp.,
Gov’t. Gtd. Notes
6.000%	08/21/13	Aa1	AUD	9,400	$8,634,016

Brazil — 0.7%
Brazil Notas do Tesouro Nacional,
Series B, Bonds
6.000%	08/15/20	Baa2	BRL	1,477	1,595,667
Series B, Notes
6.000%	05/15/15	Baa2	BR	L893	950,124
6.000%	08/15/50	Baa2	BRL	630	703,275

					3,249,066

Canada — 4.5%
Canadian Government Bond,
Bonds
4.500%	06/01/15	Aaa	CAD	2,004	2,024,389
Unsec’d. Notes
1.000%	02/01/15	Aaa	CAD	19,920	18,882,614

					20,907,003

Hungary — 1.8%
Hungary Government Bond,
Bonds
8.000%	02/12/15	Ba1	HUF	1,800,000	8,363,499

Indonesia — 1.7%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
7.000%	05/15/22	Baa3	IDR	80,330,000	8,000,706

Ireland — 8.7%
Ireland Government Bond,
Bonds
5.000%	10/18/20	Ba1	EUR	14,200	19,804,884
5.400%	03/13/25	Ba1	EUR	14,200	20,038,143
5.500%	10/18/17	Ba1	EUR	518	745,384

					40,588,411

Malaysia — 0.6%
Malaysian Government Bond,
Sr. Unsec’d. Notes
3.197%	10/15/15	A-(d)	MYR	240	75,784
3.434%	08/15/14	NR	MYR	130	41,292
3.835%	08/12/15	A3	MYR	3,600	1,151,796
5.094%	04/30/14	A3	MYR	4,370	1,406,399

					2,675,271

Mexico — 4.4%
Mexican Bonos,
Bonds
6.000%	06/18/15	Baa1	MXN	112,000	8,904,266
8.000%	12/17/15	Baa1	MXN	106,000	8,846,361
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	Baa1	MXN	7,962	3,102,854

					20,853,481

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN BONDS (continued)
Poland — 9.9%
Polish Government Bond,
Bonds
4.750%	04/25/17	A2	PLN	1,136	$356,472
5.500%	04/25/15	A2	PLN	1,901	596,669
5.750%	04/25/14	A2	PLN	74,600	22,961,272
Unsec’d. Notes
5.500%	04/25/15	A2	PLN	71,000	22,284,859

					46,199,272

South Korea — 15.7%
Korea Monetary Stabilization Bond,
Sr. Unsec’d. Notes
2.470%	04/02/15	Aa3	KRW	40,217,280	35,001,236
2.740%	02/02/15	Aa3	KRW	1,982,720	1,734,009
Korea Treasury Bond,
Sr. Unsec’d. Notes
2.750%	12/10/15	Aa3	KRW	40,000,000	34,915,039
4.000%	09/10/15	Aa3	KRW	546,030	489,412
4.500%	03/10/15	Aa3	KRW	1,811,300	1,629,672

					73,769,368

Sweden — 4.5%
Sweden Government Bond,
Bonds
6.750%	05/05/14	Aaa	SEK	135,000	21,106,551

TOTAL FOREIGN BONDS (cost $269,386,012)					254,346,644

SOVEREIGN ISSUES — 10.5%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23	Ba1		13,300	12,801,250
Iceland Government International Bond (Iceland),
Unsec’d. Notes
5.875%	05/11/22	Baa3		967	1,025,020
Republic of Iceland (Iceland),
Unsec’d. Notes
5.875%	05/11/22	Baa3		3,175	3,365,500
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes
4.875%	02/25/20	BB-(d)		5,580	5,077,800
7.250%	09/28/21	BB-(d)		2,320	2,389,600
Slovenia Government International Bond (Slovenia),
Bonds
5.850%	05/10/23	Ba1		3,820	3,558,383
Sr. Unsec’d. Notes
5.500%	10/26/22	Ba1		3,290	3,026,800
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.500%	04/17/23	B3		9,430	8,251,250
7.800%	11/28/22	B3		11,050	9,862,125

TOTAL SOVEREIGN ISSUES (cost $54,338,314)					49,357,728

TOTAL LONG-TERM INVESTMENTS (cost $323,724,326)					303,704,372

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
SHORT-TERM INVESTMENTS — 34.7%
FOREIGN TREASURY BILLS(n) — 19.8%
Bank Negara Malaysia Monetary Notes (Malaysia)
1.000%	11/26/13	MYR	1,000	$312,698
2.870%	03/06/14	MYR	174,550	54,135,858
2.870%	05/15/14	MYR	1,360	419,377
2.870%	06/05/14	MYR	1,800	554,117
2.870%	06/10/14	MYR	6,300	1,938,625
2.870%	06/19/14	MYR	4,500	1,381,377
2.906%	12/05/13	MYR	3,130	978,025
Monetary Authority of Singapore (Singapore)
0.270%	08/12/13	SGD	1,850	1,459,163
Norway Treasury Bills (Norway)
1.468%	09/18/13	NOK	57,000	9,351,815
Singapore Treasury Bills (Singapore)
0.200%	05/02/14	SGD	27,450	21,601,668
0.221%	09/05/13	SGD	622	489,577

TOTAL FOREIGN TREASURY BILLS (cost $96,048,478)				92,622,300

AFFILIATED MONEY MARKET MUTUAL FUND — 14.9%	Shares
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $69,944,391)(w)(Note 4)	69,944,391	69,944,391

TOTAL SHORT-TERM INVESTMENTS (cost $165,992,869)		162,566,691

TOTAL INVESTMENTS — 99.5% (cost $489,717,195)		466,271,063
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.5%		2,567,897

NET ASSETS — 100.0%		$468,838,960

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
NR	Non Rated by Moody’s or Standard & Poor’s
TIPS	Treasury Inflation Protected Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(d)	Standard & Poor’s rating.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chilean Peso,
Expiring 05/09/14	Deutsche Bank	CLP	9,643,200	$19,600,000	$18,272,721	$(1,327,279)
Hungarian Forint,
Expiring 05/09/14	Deutsche Bank	HUF	1,419,444	6,269,380	6,095,260	(174,120)
Indian Rupee,
Expiring 08/13/13	JPMorgan Chase	INR	805,950	14,700,000	13,448,855	(1,251,145)
Mexican Peso,
Expiring 07/10/13	Citigroup Global Markets	MXN	30,926	2,394,558	2,384,101	(10,457)
Expiring 12/16/13	Citigroup Global Markets	MXN	13,668	1,046,275	1,039,053	(7,222)
Expiring 12/23/13	JPMorgan Chase	MXN	6,553	489,205	497,848	8,643
Expiring 03/14/14	Citigroup Global Markets	MXN	3,722	282,779	280,903	(1,876)
Expiring 03/24/14	Citigroup Global Markets	MXN	10,872	797,432	819,811	22,379
Expiring 05/09/14	Citigroup Global Markets	MXN	258,602	20,830,000	19,424,969	(1,405,031)
Expiring 06/09/14	Citigroup Global Markets	MXN	11,258	850,595	843,468	(7,127)
Expiring 06/10/14	Citigroup Global Markets	MXN	11,245	848,321	842,440	(5,881)
Expiring 06/12/14	Citigroup Global Markets	MXN	22,868	1,727,770	1,712,908	(14,862)
Expiring 06/13/14	Citigroup Global Markets	MXN	14,239	1,063,245	1,066,499	3,254
Expiring 06/20/14	Citigroup Global Markets	MXN	8,845	664,498	662,093	(2,405)

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Philippine Peso,
Expiring 09/25/13	JPMorgan Chase	PHP	137,400	$3,124,858	$3,177,087	$52,229
Expiring 12/26/13	JPMorgan Chase	PHP	128,600	2,916,100	2,962,006	45,906
Expiring 12/27/13	JPMorgan Chase	PHP	35,900	825,287	826,845	1,558
Expiring 06/25/14	JPMorgan Chase	PHP	101,500	2,291,714	2,351,170	59,456
Expiring 06/26/14	Deutsche Bank	PHP	184,164	4,171,962	4,266,006	94,044
Expiring 06/27/14	JPMorgan Chase	PHP	18,000	412,844	416,956	4,112
Singapore Dollar,
Expiring 11/13/13	JPMorgan Chase	SGD	22,566	18,400,000	17,808,795	(591,205)
Swedish Krona,
Expiring 05/12/14	Deutsche Bank	SEK	201,466	30,831,752	29,834,050	(997,702)

				$134,538,575	$129,033,844	$(5,504,731)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 11/12/13	Citigroup Global Markets	EUR	32,935	$43,146,925	$42,897,653	$249,272
Expiring 02/10/14	Goldman Sachs & Co.	EUR	24,160	31,681,012	31,486,585	194,427
Expiring 05/09/14	Barclays Capital Group	EUR	43,310	56,814,060	56,478,535	335,525
Expiring 05/09/14	Deutsche Bank	EUR	4,680	6,269,380	6,102,968	166,412
Expiring 05/12/14	Deutsche Bank	EUR	23,380	30,831,754	30,489,403	342,351
Japanese Yen,
Expiring 02/10/14	Goldman Sachs & Co.	JPY	3,655,508	37,000,000	36,931,017	68,983
Expiring 03/07/14	Barclays Capital Group	JPY	215,933	2,178,001	2,182,336	(4,335)
Expiring 06/03/14	Deutsche Bank	JPY	2,546,462	25,250,000	25,768,988	(518,988)
Expiring 06/04/14	JPMorgan Chase	JPY	1,091,053	10,820,000	11,041,099	(221,099)
Expiring 06/09/14	Citigroup Global Markets	JPY	172,800	1,742,462	1,748,807	(6,345)
Expiring 06/09/14	Hong Kong & Shanghai Bank	JPY	258,800	2,613,877	2,619,162	(5,285)
Expiring 06/09/14	JPMorgan Chase	JPY	173,500	1,742,580	1,755,891	(13,311)
Expiring 06/10/14	Barclays Capital Group	JPY	230,430	2,367,848	2,332,080	35,768
Expiring 06/10/14	Hong Kong & Shanghai Bank	JPY	245,410	2,537,009	2,483,686	53,323
Expiring 06/10/14	JPMorgan Chase	JPY	166,420	1,691,321	1,684,263	7,058
Expiring 06/11/14	Deutsche Bank	JPY	81,300	846,029	822,814	23,215
Expiring 06/11/14	JPMorgan Chase	JPY	227,370	2,367,855	2,301,145	66,710
Expiring 06/17/14	JPMorgan Chase	JPY	95,900	1,014,976	970,661	44,315

				$260,915,089	$260,097,093	$817,996

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$254,346,644	$—
Sovereign Issues	—	49,357,728	—
Foreign Treasury Bills	—	92,622,300	—
Affiliated Money Market Mutual Fund	69,944,391	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(4,686,735)	—

Total	$69,944,391	$391,639,937	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Foreign Bonds	54.3%
Foreign Treasury Bills	19.8
Affiliated Money Market Mutual Fund	14.9

Sovereign Issues	10.5%

99.5
Other assets in excess of liabilities	0.5

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk, foreign exchange risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$1,878,940	Unrealized depreciation on foreign currency forward contracts	$6,565,675

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(271,297)	$—	$(271,297)
Foreign exchange contracts	—	(2,834,069)	(2,834,069)

Total	$(271,297)	$(2,834,069)	$(3,105,366)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$(77,789)	$—	$(77,789)
Foreign exchange contracts	—	—	(2,914,576)	(2,914,576)
Equity contracts	(39,063)	—	—	(39,063)

Total	$(39,063)	$(77,789)	$(2,914,576)	$(3,031,428)

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)
$10,056,176	$20,656,268	$107,976,537	$126,232,499

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Over-the-counter derivatives	$1,878,940	$—	$—	$1,878,940

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Over-the-counter derivatives	(6,565,675)	—	—	(6,565,675)

Collateral Amount Pledged/(Received):
Over-the-counter derivatives				—

Net Amount				$(4,686,735)

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST TEMPLETON GLOBAL BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $419,772,804)	$396,326,672
Affiliated investments (cost $69,944,391)	69,944,391
Foreign currency, at value (cost $1,702,996)	1,699,735
Receivable for fund share sold	4,438,925
Dividends and interest receivable	3,384,665
Unrealized appreciation on foreign currency forward contracts	1,878,940
Tax reclaim receivable	1,936
Prepaid expenses	3,018

Total Assets	477,678,282

LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	6,565,675
Payable for investments purchased	1,980,482
Advisory fees payable	156,035
Accrued expenses and other liabilities	131,639
Distribution fee payable	5,000
Affiliated transfer agent fee payable	417
Payable for fund share repurchased	74

Total Liabilities	8,839,322

NET ASSETS	$468,838,960

Net assets were comprised of:
Paid-in capital	$479,995,052
Retained earnings	(11,156,092)

Net assets, June 30, 2013	$468,838,960

Net asset value and redemption price per share $468,838,960 / 45,157,597 outstanding shares of beneficial interest	$10.38

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$5,936,499
Affiliated dividend income	55,350
Affiliated income from securities lending, net	2,932

5,994,781

EXPENSES
Advisory fees	1,900,477
Distribution fee	167,255
Custodian and accounting fees	136,000
Shareholder servicing fees and expenses	73,116
Audit fee	18,000
Trustees’ fees	7,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	5,000
Shareholders’ reports	4,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	2,000
Miscellaneous	4,845

Total expenses	2,326,693
Less: shareholder servicing fee waiver	(5,582)

Net expenses	2,321,111

NET INVESTMENT INCOME	3,673,670

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	24,596,041
Futures transactions	(271,297)
Foreign currency transactions	(16,480,225)

7,844,519

Net change in unrealized appreciation (depreciation) on:
Investments	(45,034,014)
Futures	(77,789)
Foreign currencies	(3,042,341)

(48,154,144)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(40,309,625)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,635,955)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$3,673,670	$9,022,465
Net realized gain on investment and foreign currency transactions	7,844,519	1,826,969
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(48,154,144)	11,980,291

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,635,955)	22,829,725

DISTRIBUTIONS	—	(19,106,357)

FUND SHARE TRANSACTIONS:
Fund share sold [5,936,485 and 11,999,670 shares, respectively]	64,333,225	133,818,879
Fund share issued in reinvestment of distributions [0 and 1,777,336 shares, respectively]	—	19,106,357
Fund share repurchased [4,047,460 and 6,968,551 shares, respectively]	(42,948,945)	(77,610,574)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	21,384,280	75,314,662

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,251,675)	79,038,030
NET ASSETS:
Beginning of period	484,090,635	405,052,605

End of period	$468,838,960	$484,090,635

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 92.0%
COMMON STOCKS — 84.8%	Shares	Value (Note 2)
Advertising — 1.3%
Airmedia Group, Inc. (Cayman Islands), ADR*	84,900	$156,216
Omnicom Group, Inc.	137,927	8,671,470
Publicis Groupe SA (France)	17,643	1,256,513
WPP PLC (United Kingdom)	380,155	6,497,961

		16,582,160

Aerospace & Defense — 1.5%
Boeing Co. (The)	26,300	2,694,172
Cubic Corp.	24,680	1,187,108
Lockheed Martin Corp.	31,752	3,443,822
Northrop Grumman Corp.	41,319	3,421,213
Rolls-Royce Holdings PLC (United Kingdom)*	60,468	1,041,168
Safran SA (France)	22,212	1,159,602
United Technologies Corp.	59,165	5,498,795

		18,445,880

Agriculture — 1.0%
British American Tobacco PLC (United Kingdom)	45,708	2,344,358
Japan Tobacco, Inc. (Japan)	24,200	854,201
Philip Morris International, Inc.	106,557	9,229,967

		12,428,526

Airlines — 0.1%
AirAsia X Bhd (Malaysia)*	591,100	233,858
Japan Airlines Co. Ltd. (Japan)	11,000	566,287

		800,145

Apparel — 0.4%
Coach, Inc.	34,576	1,973,944
Ralph Lauren Corp.	13,695	2,379,369

		4,353,313

Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	188,925	4,360,389
Continental AG (Germany)	6,826	909,963
Exedy Corp. (Japan)	18,000	452,065
Stanley Electric Co. Ltd. (Japan)	13,200	256,450
Tenneco, Inc.*	24,830	1,124,302
WABCO Holdings, Inc.*	9,432	704,476

		7,807,645

Automobile Manufacturers — 1.0%
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	356,000	472,170
Hyundai Motor Co. (South Korea)	13,094	2,568,134
Isuzu Motors Ltd. (Japan)	592,000	4,046,882
Nissan Motor Co. Ltd. (Japan)	48,100	482,088
PACCAR, Inc.	91,998	4,936,613

		12,505,887

Banks — 6.7%
Alpha Bank A.E. (Greece)*	102,260	57,187
Banco Santander Brasil SA (Brazil), ADS	44,100	274,302
Bank of America Corp.	176,019	2,263,604
Bank of Ireland (Ireland)*	2,080,167	424,183
BOK Financial Corp.	36,414	2,332,317
Citigroup, Inc.	20,660	991,060

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Credit Suisse Group AG (Switzerland)*	123,675	$3,274,182
Cullen/Frost Bankers, Inc.(a)	10,005	668,034
EFG International AG (Switzerland)	123,343	1,500,395
First Midwest Bancorp, Inc.	87,470	1,200,088
First Republic Bank	43,370	1,668,878
Hancock Holding Co.	26,750	804,373
International Bancshares Corp.	63,320	1,429,766
JPMorgan Chase & Co.	280,796	14,823,221
M&T Bank Corp.(a)	59,385	6,636,274
MB Financial, Inc.	32,610	873,948
Mitsubishi UFJ Financial Group, Inc. (Japan)	360,183	2,224,443
National Bank of Greece SA (Greece)*	5,936	19,281
Oversea-Chinese Banking Corp. Ltd. (Singapore)	186,154	1,463,382
Piraeus Bank SA (Greece)*	59,714	95,402
PNC Financial Services Group, Inc. (The)	238,054	17,358,898
UBS AG (Switzerland)*	122,900	2,086,085
Webster Financial Corp.	59,480	1,527,446
Wells Fargo & Co.	447,139	18,453,427
Westamerica Bancorporation(a)	7,620	348,158

		82,798,334

Beverages — 2.2%
Anheuser-Busch InBev NV (Belgium)	18,856	1,697,657
Anheuser-Busch InBev NV (Belgium), ADR	56,951	5,140,397
C&C Group PLC (Ireland), (CHI-X)	19,231	104,316
C&C Group PLC (Ireland), (XLON)	209,564	1,129,844
Coca-Cola Co. (The)	64,006	2,567,281
Constellation Brands, Inc. (Class A Stock)*	15,400	802,648
Diageo PLC (United Kingdom), ADR	17,938	2,061,973
Green Mountain Coffee Roasters, Inc.*(a)	24,730	1,856,234
LT Group, Inc. (Philippines)	1,455,500	760,161
Molson Coors Brewing Co. (Class B Stock)	72,160	3,453,578
Monster Beverage Corp.*(a)	19,940	1,211,754
PepsiCo, Inc.	83,622	6,839,443

		27,625,286

Biotechnology — 2.1%
Amgen, Inc.	34,944	3,447,575
Arena Pharmaceuticals, Inc.*(a)	38,750	298,375
Biogen Idec, Inc.*	19,679	4,234,921
Celgene Corp.*	35,413	4,140,134
Charles River Laboratories International, Inc.*	45,850	1,881,225
Gilead Sciences, Inc.*	100,085	5,125,353
Regeneron Pharmaceuticals, Inc.*(a)	9,295	2,090,260
Vertex Pharmaceuticals, Inc.*	52,975	4,231,113

		25,448,956

Building Materials — 1.1%
Armstrong World Industries, Inc.*	26,355	1,259,505
Cie de Saint-Gobain (France)	40,500	1,641,070
CRH PLC (Ireland)	63,838	1,295,357
Lennox International, Inc.	83,485	5,388,122
Louisiana-Pacific Corp.*	57,290	847,319
Masco Corp.	99,700	1,943,153
Owens Corning*	23,410	914,863

		13,289,389

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals — 1.3%
Dow Chemical Co. (The)	173,450	$5,579,887
Huabao International Holdings Ltd. (Bermuda)	2,085,000	918,072
Innospec, Inc.	25,820	1,037,448
JSR Corp. (Japan)	73,898	1,495,226
Monsanto Co.	9,941	982,171
Mosaic Co. (The)	25,690	1,382,379
Sensient Technologies Corp.	21,010	850,275
Sherwin-Williams Co. (The)	21,770	3,844,582

		16,090,040

Commercial Services — 1.8%
Anhanguera Educacional Participacoes SA (Brazil)	239,500	1,401,784
Automatic Data Processing, Inc.	50,376	3,468,891
Corrections Corp. of America	27,674	937,318
Edenred (France)	51,624	1,580,704
Forrester Research, Inc.	38,730	1,421,004
Hertz Global Holdings, Inc.*(a)	42,880	1,063,424
ITT Educational Services, Inc.*(a)	18,606	453,986
Localiza Rent A Car SA (Brazil)	8,190	115,802
MAXIMUS, Inc.	11,470	854,286
Moody’s Corp.	19,070	1,161,935
New Oriental Education & Technology Group (China), ADR	28,500	631,275
QinetiQ Group PLC (United Kingdom)	263,938	724,749
Rent-A-Center, Inc.	30,000	1,126,500
SEI Investments Co.	175,375	4,985,911
Team Health Holdings, Inc.*	13,720	563,480
Towers Watson & Co. (Class A Stock)	18,550	1,519,987
Western Union Co. (The)	42,600	728,886

		22,739,922

Computers — 2.5%
Apple, Inc.	15,893	6,294,899
Cadence Design Systems, Inc.*(a)	108,655	1,573,324
Diebold, Inc.	45,910	1,546,708
EMC Corp.	413,145	9,758,485
IHS, Inc. (Class A Stock)*	10,730	1,119,997
Lenovo Group Ltd. (Hong Kong)	1,223,990	1,101,712
MICROS Systems, Inc.*(a)	33,660	1,452,429
MTS Systems Corp.	19,880	1,125,208
NET One Systems Co. Ltd. (Japan)	20,500	157,998
NetApp, Inc.*	73,301	2,769,312
Quanta Computer, Inc. (Taiwan)	560,000	1,204,535
SanDisk Corp.*	31,772	1,941,269
Teradata Corp.*(a)	28,095	1,411,212

		31,457,088

Containers & Packaging — 0.4%
Crown Holdings, Inc.*	31,640	1,301,353
Greif, Inc. (Class A Stock)	15,390	810,591
Rock-Tenn Co. (Class A Stock)	16,710	1,668,995
Silgan Holdings, Inc.	31,965	1,501,076

		5,282,015

Cosmetics/Personal Care — 0.1%
Coty, Inc.*	60,495	1,039,304

Distribution/Wholesale — 0.4%
HD Supply Holdings, Inc.*	54,800	1,029,692

COMMON STOCKS (continued)	Shares	Value (Note 2)
Distribution/Wholesale (continued)
ScanSource, Inc.*	31,270	$1,000,640
United Stationers, Inc.	54,320	1,822,436
WESCO International, Inc.*(a)	7,200	489,312

		4,342,080

Diversified Financial Services — 2.4%
BlackRock, Inc.	71,656	18,404,844
Hana Financial Group, Inc. (South Korea)	18,650	539,574
Invesco Ltd. (Bermuda)	70,520	2,242,536
Julius Baer Group Ltd. (Switzerland)*	19,868	775,416
LPL Financial Holdings, Inc.	24,900	940,224
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	106,700	506,242
Partners Group Holding AG (Switzerland)	4,839	1,309,815
Platform Acquisition	78,800	843,160
Royal Bank of Scotland Group PLC (United Kingdom)*	193,027	801,024
T. Rowe Price Group, Inc.	19,510	1,427,157
Visa, Inc. (Class A Stock)(a)	7,599	1,388,717
WageWorks, Inc.*	20,630	710,704

		29,889,413

Diversified Machinery — 0.5%
Albany International Corp. (Class A Stock)	56,330	1,857,763
Flowserve Corp.	28,620	1,545,766
IDEX Corp.	34,085	1,834,114
Zebra Technologies Corp. (Class A Stock)*	19,920	865,325

		6,102,968

Diversified Manufacturing — 0.7%
Eaton Corp. PLC (Ireland)	124,720	8,207,823

Electric — 0.5%
Cia Energetica de Minas Gerais (Brazil), ADR(a)	71,799	644,037
Duke Energy Corp.	17,288	1,166,940
UNS Energy Corp.	17,930	802,009
Westar Energy, Inc.	20,860	666,686
Xcel Energy, Inc.	88,000	2,493,920

		5,773,592

Electronic Components & Equipment — 0.6%
Acuity Brands, Inc.	8,810	665,331
Belden, Inc.	62,440	3,117,629
Honeywell International, Inc.	5,169	410,108
Imax Corp. (Canada)*	4,600	114,356
Schneider Electric SA (France)	34,556	2,509,675
Toshiba Corp. (Japan)	81,000	388,280

		7,205,379

Electronics — 0.3%
Coherent, Inc.	14,380	791,907
Kyocera Corp. (Japan)	8,600	875,015
National Instruments Corp.	37,240	1,040,486
WPG Holdings Ltd. (Taiwan)	530,000	623,323

		3,330,731

Engineering & Construction — 0.7%
Jacobs Engineering Group, Inc.*	79,335	4,373,739
KBR, Inc.	72,900	2,369,250

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Engineering & Construction (continued)
Vinci SA (France)	30,036	$1,506,615

		8,249,604

Entertainment & Leisure — 0.8%
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	49,900	1,280,434
Harley-Davidson, Inc.	55,980	3,068,824
Life Time Fitness, Inc.*(a)	18,020	902,982
Mattel, Inc.	76,438	3,463,406
Nintendo Co. Ltd. (Japan)	4,030	474,488
OPAP SA (Greece)	43,572	364,631

		9,554,765

Financial Services — 0.4%
IntercontinentalExchange, Inc.*(a)	28,875	5,132,820

Food — 1.8%
Danone SA (France)	20,348	1,531,553
Fresh Market, Inc. (The)*	24,400	1,213,168
Kraft Foods Group, Inc.	181,124	10,119,398
Nutreco NV (Netherlands)	16,814	712,006
Post Holdings, Inc.*	16,865	736,326
Tesco PLC (United Kingdom)	367,130	1,848,810
Unilever NV (Netherlands)	115,400	4,536,374
Whole Foods Market, Inc.	23,720	1,221,106

		21,918,741

Forest Products & Paper — 0.8%
Deltic Timber Corp.	17,750	1,026,305
International Paper Co.	138,285	6,127,408
KapStone Paper and Packaging Corp.	25,940	1,042,269
Smurfit Kappa Group PLC (Ireland)	83,464	1,392,026

		9,588,008

Gas — 1.0%
Atmos Energy Corp.	20,310	833,929
National Grid PLC (United Kingdom)	101,757	1,154,571
New Jersey Resources Corp.	8,270	343,453
Snam SpA (Italy)	112,912	514,124
UGI Corp.	238,775	9,338,490
WGL Holdings, Inc.	14,690	634,902

		12,819,469

Hand/Machine Tools — 0.3%
Stanley Black & Decker, Inc.	50,628	3,913,544

Healthcare Products — 2.0%
Bruker Corp.*	26,753	432,061
Essilor International SA (France)	5,188	552,716
HeartWare International, Inc.*	4,630	440,359
Hologic, Inc.*	75,135	1,450,105
Johnson & Johnson	147,876	12,696,633
Medtronic, Inc.	158,980	8,182,701
STERIS Corp.	23,420	1,004,250

		24,758,825

Healthcare Services — 0.7%
AmSurg Corp.*	34,960	1,227,096
Covance, Inc.*	14,960	1,139,054
ICON PLC (Ireland)*	43,430	1,538,725
Laboratory Corp. of America Holdings*(a)	34,030	3,406,403

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Services (continued)
UnitedHealth Group, Inc.	28,209	$1,847,125

		9,158,403

Holding Companies – Diversified — 0.1%
Nava Bharat Ventures Ltd. (India)*	236,602	681,637
Shanghai Industrial Holdings Ltd. (Hong Kong)	262,000	807,024

		1,488,661

Home Builders — 0.6%
NVR, Inc.*	5,905	5,444,410
Persimmon PLC (United Kingdom) (Bonus B Shares)*	107,090	—
Persimmon PLC (United Kingdom)*	75,208	1,350,059

		6,794,469

Home Furnishings — 0.1%
De’longhi SpA (Italy)	9,427	147,301
TiVo, Inc.*	24,700	272,935
Whirlpool Corp.	9,400	1,074,984

		1,495,220

Hotels & Motels
Home Inns & Hotels Management, Inc. (Cayman Islands)*	21,800	582,278

Hotels, Restaurants & Leisure — 0.1%
Wynn Macau Ltd. (Cayman Islands)	223,676	601,638

Household Products/Wares — 0.4%
ACCO Brands Corp.*	272,380	1,732,337
Helen of Troy Ltd. (Bermuda)*	22,030	845,291
Reckitt Benckiser Group PLC (United Kingdom)	21,107	1,493,044
Samsonite International SA	394,800	950,853

		5,021,525

Insurance — 3.8%
ACE Ltd. (Switzerland)	85,189	7,622,712
AIA Group Ltd. (Hong Kong)	933,831	3,934,231
Alleghany Corp.*	10,890	4,174,246
American International Group, Inc.*	53,810	2,405,307
AON PLC (United Kingdom)	16,250	1,045,688
Assured Guaranty Ltd. (Bermuda)	44,600	983,876
Berkshire Hathaway, Inc. (Class B Stock)*	20,960	2,345,843
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	129,800	411,502
Direct Line Insurance Group PLC (United Kingdom)	93,096	329,917
Markel Corp.*	7,409	3,904,173
Marsh & McLennan Cos., Inc.	185,656	7,411,388
Platinum Underwriters Holdings Ltd. (Bermuda)	15,630	894,349
Primerica, Inc.	37,140	1,390,522
Reinsurance Group of America, Inc.	22,840	1,578,472
Swiss Re AG (Switzerland)*	22,077	1,642,549
T&D Holdings, Inc. (Japan)	71,400	955,087
Tokio Marine Holdings, Inc. (Japan)	26,200	826,740
White Mountains Insurance Group Ltd. (Bermuda)	1,670	960,150
XL Group PLC (Ireland)	86,826	2,632,564

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Zurich Insurance Group AG (Switzerland)*	7,264	$1,882,895

		47,332,211

Internet — 2.8%
Amazon.com, Inc.*	12,000	3,332,280
Daum Communications Corp. (South Korea).	12,493	861,082
Dena Co. Ltd. (Japan)	62,661	1,226,779
eBay, Inc.*	101,864	5,268,406
Facebook, Inc. (Class A Stock)*	91,615	2,277,549
HomeAway, Inc.*	15,560	503,210
IAC/InterActiveCorp	56,287	2,677,010
Kakaku.com, Inc. (Japan)	52,858	1,614,131
LinkedIn Corp. (Class A Stock)*	21,630	3,856,629
Netflix, Inc.*(a)	4,870	1,028,008
priceline.com, Inc.*	3,937	3,256,411
Sohu.com, Inc.*	6,528	402,255
Start Today Co. Ltd. (Japan)	125,871	2,464,754
Symantec Corp.	17,800	399,966
TripAdvisor, Inc.*(a)	20,910	1,272,792
Yahoo!, Inc.*	143,519	3,603,762
Zillow, Inc. (Class A Stock)*	6,400	360,320

		34,405,344

Internet Services — 0.7%
Google, Inc. (Class A Stock)*	8,422	7,414,476
Trulia, Inc.	33,590	1,044,313

		8,458,789

Investment Company — 0.1%
Ares Capital Corp.	63,650	1,094,780

Lodging — 0.2%
Melco Crown Entertainment Ltd. (Cayman Islands), ADR*	45,470	1,016,709
Wyndham Worldwide Corp.	16,420	939,717

		1,956,426

Media — 1.7%
Comcast Corp. (Class A Stock)	39,877	1,670,049
FactSet Research Systems, Inc.(a)	15,440	1,573,954
Nielsen Holdings NV	42,772	1,436,711
Time Warner Cable, Inc.	41,625	4,681,980
Time Warner, Inc.	89,300	5,163,326
Walt Disney Co. (The)(a)	86,678	5,473,716
Wolters Kluwer NV (Netherlands)	61,743	1,307,800

		21,307,536

Metal Fabricate/Hardware — 0.2%
SKF AB (Sweden) (Class B Stock)	78,517	1,839,428
Vallourec SA (France)	13,974	709,128

		2,548,556

Metals & Mining — 0.4%
Agnico-Eagle Mines Ltd. (Canada)	34,255	943,383
Allied Nevada Gold Corp.*	34,400	222,912
AuRico Gold, Inc. (Canada)	12,400	54,188
Barrick Gold Corp. (Canada)	59,780	940,937
Monnet Ispat & Energy Ltd. (India)	90,696	191,160
Mueller Industries, Inc.	32,130	1,620,316

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Xingda International Holdings Ltd. (Cayman Islands)	1,212,000	$512,918

		4,485,814

Miscellaneous Manufacturing — 1.8%
3M Co.	59,950	6,555,533
AptarGroup, Inc.	14,770	815,452
Carlisle Cos., Inc.	26,730	1,665,546
Danaher Corp.	47,430	3,002,319
ESCO Technologies, Inc.	33,310	1,078,578
General Electric Co.	22,000	510,180
Koppers Holdings, Inc.	17,710	676,168
Matthews International Corp. (Class A Stock)	37,170	1,401,309
Pall Corp.	27,915	1,854,393
Parker Hannifin Corp.	20,740	1,978,596
Polypore International, Inc.*	19,540	787,462
Siemens AG (Germany)	23,668	2,396,693

		22,722,229

Oil & Gas — 5.8%
Anadarko Petroleum Corp.	107,584	9,244,693
BG Group PLC (United Kingdom)	465,937	7,918,208
BP PLC (United Kingdom)	403,878	2,802,908
BP PLC (United Kingdom), ADR(a)	119,285	4,978,956
Cabot Oil & Gas Corp.	21,310	1,513,436
Canadian Natural Resources Ltd. (Canada)	24,000	676,619
Chesapeake Energy Corp.(a)	30,100	613,438
Chevron Corp.	53,260	6,302,788
Cobalt International Energy, Inc.*	59,590	1,583,306
Diamond Offshore Drilling, Inc.	17,019	1,170,737
Diamondback Energy, Inc.*	24,414	813,474
EOG Resources, Inc.	20,925	2,755,404
Exxon Mobil Corp.	48,273	4,361,466
Halcon Resources Corp.*(a)	40,861	231,682
INPEX Corp. (Japan)	100	415,620
JX Holdings, Inc. (Japan)	62,700	302,741
Karoon Gas Australia Ltd. (Australia)*	9,314	43,344
Laclede Group, Inc. (The)	16,880	770,741
Occidental Petroleum Corp.	72,686	6,485,772
Petroleo Brasileiro SA (Brazil), ADR(a)	106,670	1,431,511
Pioneer Natural Resources Co.	10,580	1,531,455
Range Resources Corp.	12,715	983,124
Repsol SA (Spain)	10,997	232,090
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR(a)	45,839	3,037,751
Southwestern Energy Co.*	81,280	2,969,158
Statoil ASA (Norway)	69,960	1,445,239
Suncor Energy, Inc. (Canada)(a)	115,755	3,413,615
Transocean Ltd. (Switzerland)	30,732	1,473,599
Valero Energy Corp.	41,499	1,442,920
Whiting Petroleum Corp.*	11,160	514,364

		71,460,159

Oil & Gas Services — 0.9%
Baker Hughes, Inc.	110,025	5,075,453
Halliburton Co.	38,500	1,606,220
Schlumberger Ltd. (Netherlands)	36,680	2,628,489
SEACOR Holdings, Inc.(a)	14,580	1,210,869
TGS Nopec Geophysical Co. ASA (Norway)	23,041	669,563

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas Services (continued)
Trican Well Service Ltd. (Canada)	37,320	$496,086

		11,686,680

Pharmaceuticals — 6.2%
Actavis, Inc.*	8,677	1,095,211
Actelion Ltd. (Switzerland)*	24,055	1,449,017
Algeta ASA (Norway)*	6,259	238,260
Alkermes PLC (Ireland)*	20,000	573,600
AstraZeneca PLC (United Kingdom)	69,732	3,296,868
Bristol-Myers Squibb Co.	90,539	4,046,188
Cardinal Health, Inc.	179,870	8,489,864
Catamaran Corp.*	33,420	1,628,222
Daiichi Sankyo Co. Ltd. (Japan)	169,554	2,825,585
Eisai Co. Ltd. (Japan)	22,100	900,667
Eli Lilly & Co.	44,754	2,198,316
Forest Laboratories, Inc.*	17,100	701,100
H. Lundbeck A/S (Denmark)	24,953	445,053
Merck & Co., Inc.	379,530	17,629,169
Novartis AG (Switzerland), ADR	24,580	1,738,052
Onyx Pharmaceuticals, Inc.*	1,420	123,284
Pfizer, Inc.	79,254	2,219,916
Roche Holding AG (Switzerland)	60,581	15,036,043
Salix Pharmaceuticals Ltd.*	11,570	765,355
Shionogi & Co. Ltd. (Japan)	42,100	877,928
Teva Pharmaceutical Industries Ltd. (Israel), ADR	235,200	9,219,840
UCB SA (Belgium)	22,565	1,211,301
Zoetis, Inc.	1,069	33,008

		76,741,847

Real Estate — 0.1%
BR Properties SA (Brazil)	53,100	450,958
PDG Realty SA Empreendimentos e Participacoes (Brazil)	559,900	521,923
Sun Hung Kai Properties Ltd. (Hong Kong)	35,000	449,472

		1,422,353

Real Estate Investment Trusts — 0.3%
Campus Crest Communities, Inc.	87,200	1,006,288
DiamondRock Hospitality Co.	69,140	644,385
Host Hotels & Resorts, Inc.(a)	72,857	1,229,098
Mack-Cali Realty Corp.	20,520	502,535
Mid-America Apartment Communities, Inc.	11,430	774,611

		4,156,917

Retail — 7.3%
Advance Auto Parts, Inc.	104,290	8,465,219
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	10,200	605,192
Ascena Retail Group, Inc.*	87,100	1,519,895
Bloomin’ Brands, Inc.	51,470	1,280,574
Bosideng International Holdings Ltd. (Hong Kong)	1,886,000	394,008
Buffalo Wild Wings, Inc.*(a)	12,455	1,222,583
Burger King Worldwide, Inc.(a)	66,877	1,304,770
CarMax, Inc.*	12,815	591,540
Casey’s General Stores, Inc.	18,420	1,108,147
Cato Corp. (The) (Class A Stock)	65,960	1,646,362
CEC Entertainment, Inc.	44,330	1,819,303
China Dongxiang Group Co. (China)	2,656,000	425,190
CVS Caremark Corp.	29,140	1,666,225

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail (continued)
Dick’s Sporting Goods, Inc.(a)	29,770	$1,490,286
Dollarama, Inc. (Canada)	21,294	1,490,398
DSW, Inc. (Class A Stock)	13,759	1,010,874
Dufry AG (Switzerland)*	6,964	843,596
Five Below, Inc.*(a)	5,920	217,619
Francesca’s Holdings Corp.*	37,850	1,051,851
Fred’s, Inc. (Class A Stock)	90,690	1,404,788
Golden Eagle Retail Group Ltd. (Cayman Islands)	673,000	895,544
Hyundai Home Shopping Network Corp. (South Korea)	9,373	1,256,943
Intime Department Store Group Co Ltd. (Cayman Islands)	1,060,500	1,027,065
K’s Holdings Corp. (Japan)	11,200	354,862
Lowe’s Cos., Inc.	533,260	21,810,334
Lululemon Athletica, Inc.*(a)	21,530	1,410,646
Maoye International Holdings Ltd. (Cayman Islands)	2,477,000	380,460
Marks & Spencer Group PLC (United Kingdom)	257,209	1,682,988
Michael Kors Holdings Ltd. (British Virgin Islands)*	39,360	2,441,107
MSC Industrial Direct Co., Inc. (Class A Stock)	52,470	4,064,326
New World Department Store China Ltd. (Cayman Islands)	143,000	71,905
Pier 1 Imports, Inc.	45,450	1,067,621
PVH Corp.	28,270	3,535,163
Restoration Hardware Holdings, Inc.*	8,020	601,500
Seven & I Holdings Co. Ltd. (Japan)	50,500	1,849,479
Stage Stores, Inc.	43,760	1,028,360
Target Corp.(a)	67,838	4,671,325
Tiffany & Co.	15,060	1,096,970
Tim Hortons, Inc. (Canada)	17,038	922,267
TJX Cos., Inc. (The)	34,910	1,747,595
Urban Outfitters, Inc.*	32,570	1,309,965
Walgreen Co.	75,065	3,317,873
Wal-Mart Stores, Inc.	47,612	3,546,618

		89,649,336

Savings & Loan — 0.3%
First Niagara Financial Group, Inc.	182,410	1,836,869
Northwest Bancshares, Inc.	100,750	1,361,133

		3,198,002

Semiconductors — 2.4%
Altera Corp.	59,111	1,950,072
Analog Devices, Inc.	132,637	5,976,623
Broadcom Corp. (Class A Stock)	55,306	1,867,131
Cypress Semiconductor Corp.	55,700	597,661
Intel Corp.	344,905	8,353,599
Maxim Integrated Products, Inc.	42,890	1,191,484
Micron Technology, Inc.*	57,970	830,710
NXP Semiconductors NV (Netherlands)*	43,350	1,342,983
QLogic Corp.*	57,050	545,398
Samsung Electronics Co. Ltd. (South Korea)	755	882,462
Veeco Instruments, Inc.*(a)	11,700	414,414
Wolfson Microelectronics PLC (United Kingdom)*	151,455	364,012

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors (continued)
Xilinx, Inc.(a)	128,233	$5,079,309

		29,395,858

Software — 4.3%
Activision Blizzard, Inc.	110,300	1,572,878
Akamai Technologies, Inc.*	39,780	1,692,639
Allscripts Healthcare Solutions, Inc.*	76,180	985,769
ANSYS, Inc.*	14,855	1,085,901
Autodesk, Inc.*	47,560	1,614,186
BMC Software, Inc.*	21,319	962,340
Check Point Software Technologies Ltd. (Israel)*(a)	39,604	1,967,527
Concur Technologies, Inc.*(a)	21,595	1,757,401
Cornerstone OnDemand, Inc.*	8,000	346,320
Electronic Arts, Inc.*	80,950	1,859,421
Imperva, Inc.*	22,130	996,735
Microsoft Corp.	631,437	21,803,520
Open Text Corp. (Canada)	21,269	1,456,288
Oracle Corp.	308,683	9,482,742
Red Hat, Inc.*	20,690	989,396
Servicenow, Inc.*	34,580	1,396,686
Verint Systems, Inc.*	71,346	2,530,643
Workday, Inc. (Class A Stock)*(a)	5,960	381,976

		52,882,368

Telecommunications — 3.9%
Cisco Systems, Inc.	1,170,073	28,444,475
Comverse, Inc.	73,580	2,189,741
Hellenic Telecommunications Organization SA (Greece)*	201,249	1,574,039
JDS Uniphase Corp.*	75,910	1,091,586
Juniper Networks, Inc.*	99,170	1,914,973
Nippon Telegraph & Telephone Corp. (Japan)	16,800	875,631
QUALCOMM, Inc.	29,275	1,788,117
Softbank Corp. (Japan)	27,940	1,626,386
Telenor ASA (Norway)	90,697	1,801,516
Verizon Communications, Inc.	100,935	5,081,068
Vodafone Group PLC (United Kingdom), ADR	56,738	1,630,650

		48,018,182

Textiles — 0.1%
G&K Services, Inc. (Class A Stock)	33,730	1,605,548

Transportation — 2.1%
Atlas Air Worldwide Holdings, Inc.*	26,380	1,154,389
Bristow Group, Inc.	6,640	433,725
C.H. Robinson Worldwide, Inc.	60,565	3,410,415
Canadian National Railway Co. (Canada)	17,720	1,725,329
Era Group, Inc.*	33,690	880,993
FedEx Corp.	28,205	2,780,449
GATX Corp.	31,810	1,508,748
Groupe Eurotunnel SA (France)	67,756	515,212
Scorpio Tankers, Inc. (Marshall Islands)	198,320	1,780,914
United Parcel Service, Inc. (Class B Stock)	124,109	10,732,946
UTi Worldwide, Inc. (British Virgin Islands)	58,840	969,095

		25,892,215

Utilities
NTPC Ltd. (India)	222,205	536,619

COMMON STOCKS (continued)	Shares	Value (Note 2)
Water — 0.1%
Guangdong Investment Ltd. (China)	708,000	$613,477

TOTAL COMMON STOCKS (cost $921,559,578)		1,046,195,092

EXCHANGE TRADED FUNDS — 7.2%
iShares MSCI EAFE Index Fund	744,935	42,744,370
SPDR S&P 500 ETF Trust	290,385	46,464,504

TOTAL EXCHANGE TRADED FUNDS (cost $77,352,885)		89,208,874

PREFERRED STOCKS — 0.1%
Aerospace & Defense
Rolls-Royce Holdings PLC (United Kingdom), (PRFC C)*	7,286,489	11,082

Beverages — 0.1%
Companhia de Bebidas das Americas (Brazil), ADR (PRFC)	17,500	653,625

TOTAL PREFERRED STOCKS (cost $646,905)		664,707

RIGHTS*	Units
Banks
Alpha Bank A.E. (Greece), expiring 12/20/17	67,530	62,848

Oil & Gas
Repsol SA (Spain), expiring 07/05/13	10,997	6,126

TOTAL RIGHTS (cost $6,574)		68,974

WARRANTS*
Diversified Financial Services
Platform Acquisition, expiring 07/30/20(g) (cost $788)	78,800	—

TOTAL LONG-TERM INVESTMENTS (cost $999,566,730)		1,136,137,647

SHORT-TERM INVESTMENTS — 14.1%	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 10.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $126,983,875; includes $52,746,849 of cash collateral for securities on loan)(b)(w) (Note 4)	126,983,875	126,983,875

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

OPTIONS PURCHASED* — 3.8%	Notional Amount (000)#	Value (Note 2)
Put Options
S&P 500 Index,
expiring 06/21/14, Strike Price $1,400.00	7,200	$41,040,000
expiring 06/21/14, Strike Price $1,500.00	800	6,376,000

TOTAL OPTIONS PURCHASED (cost $68,242,325)		47,416,000

TOTAL SHORT-TERM INVESTMENTS (cost $195,226,200)		174,399,875

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.2% (cost $1,194,792,930)		1,310,537,522

OPTIONS WRITTEN* — (2.2)%
Call Options — (0.5)%
S&P 500 Index,
expiring 06/21/14, Strike Price $1,850.00	3,800	(5,988,800)

Put Options — (1.7)%
S&P 500 Index,
expiring 06/21/14, Strike Price $1,300.00	5,800	(20,880,000)

TOTAL OPTIONS WRITTEN (premiums received $38,000,838)		(26,868,800)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.0% (cost $1,156,792,092)		1,283,668,722
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(49,140,620)

NET ASSETS — 100.0%		$1,234,528,102

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt.
ADS	American Depositary Security
CHI-X	European Equity Exchange
EAFE	Europe, Australia, Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
SPDR	Standard & Poor’s Depositary Receipts XLON London Stock Exchange

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,235,204; cash collateral of $52,746,849 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$897,002,836	$149,192,256	$—
Exchange Traded Funds	89,208,874	—	—
Preferred Stocks	653,625	11,082	—
Rights	68,974	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	126,983,875	—	—
Options Purchased	47,416,000	—	—
Options Written	(26,868,800)	—	—

Total	$1,134,465,384	$149,203,338	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (4.3% represents investments purchased with collateral from securities on loan)	10.3%
Retail	7.3
Exchange Traded Funds	7.2
Banks	6.7
Pharmaceuticals	6.2
Oil & Gas	5.8
Software	4.3
Telecommunications	3.9
Put Options	3.8
Insurance	3.8
Internet	2.8
Computers	2.5
Diversified Financial Services	2.4
Semiconductors	2.4
Beverages	2.3
Transportation	2.1
Biotechnology	2.1
Healthcare Products	2.0
Commercial Services	1.8
Miscellaneous Manufacturing	1.8
Food	1.8
Media	1.7
Aerospace & Defense	1.5
Advertising	1.3
Chemicals	1.3
Building Materials	1.1
Gas	1.0
Automobile Manufacturers	1.0
Agriculture	1.0
Oil & Gas Services	0.9
Forest Products & Paper	0.8

Entertainment & Leisure	0.8%
Healthcare Services	0.7
Internet Services	0.7
Engineering & Construction	0.7
Diversified Manufacturing	0.7
Auto Parts & Equipment	0.6
Electronic Components & Equipment	0.6
Home Builders	0.6
Diversified Machinery	0.5
Electric	0.5
Containers & Packaging	0.4
Financial Services	0.4
Household Products/Wares	0.4
Metals & Mining	0.4
Apparel	0.4
Distribution/Wholesale	0.4
Real Estate Investment Trusts	0.3
Hand/Machine Tools	0.3
Electronics	0.3
Savings & Loan	0.3
Metal Fabricate/Hardware	0.2
Lodging	0.2
Textiles	0.1
Home Furnishings	0.1
Holding Companies – Diversified	0.1
Real Estate	0.1
Investment Company	0.1
Cosmetics/Personal Care	0.1
Airlines	0.1
Water	0.1
Hotels, Restaurants & Leisure	0.1

106.2
Options Written	(2.2)
Liabilities in excess of other assets	(4.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$47,484,974	Written options outstanding, at value	$26,868,800

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Purchased Options	Written Options	Forward Currency Contracts	Total
Foreign exchang econtracts	$—	$—	$—	$2,951	$2,951
Equity contracts	(17,019)	(54,296,889)	14,761,319	—	(39,552,589)

Total	$(17,019)	$(54,296,889)	$14,761,319	$2,951	$(39,549,638)

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Purchased Options	Written Options	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$—	$—	$(900)	$(900)
Equity contracts	62,946	(788)	15,498,944	(17,057,169)	—	(1,496,067)

Total	$62,946	$(788)	$15,498,944	$(17,057,169)	$(900)	$(1,496,967)

For the six months ended June 30, 2013, the Portfolio’s average cost for purchased options was $48,712,494 and the average premium received for written options was $32,587,123.

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Forward Foreign Currency Exchange Purchase Contracts(3)
$62,742,830	$39,788,943	$25,993

(1)	Cost.

(2)	Premium Received.

(3)	Value at Settlement Date Receivable.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$51,235,204	$—	$—	$51,235,204
Exchange-traded and cleared derivatives	47,416,000	(47,416,000)	—	—

				51,235,204

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(26,868,800)	26,868,800	—	—

Collateral Amount Pledged/(Received):
Securities on loan				(51,235,204)
Exchange-traded and cleared derivatives				—

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $51,235,204:
Unaffiliated investments (cost $1,067,809,055)	$1,183,553,647
Affiliated investments (cost $126,983,875)	126,983,875
Foreign currency, at value (cost $102,848)	101,438
Receivable for investments sold	12,003,496
Receivable for fund share sold	3,712,016
Dividends receivable	2,737,745
Tax reclaim receivable	423,588
Prepaid expenses	730

Total Assets	1,329,516,535

LIABILITIES:
Payable to broker for collateral for securities on loan	52,746,849
Written options outstanding, at value (premiums received $38,000,838)	26,868,800
Payable for investments purchased	14,674,547
Advisory fees payable	530,232
Accrued expenses and other liabilities	148,914
Distribution fee payable	13,378
Foreign withheld taxes payable	4,858
Affiliated transfer agent fee payable	417
Deferred trustees’ fees	333
Payable for fund share repurchased	105

Total Liabilities	94,988,433

NET ASSETS	$1,234,528,102

Net assets were comprised of:
Paid-in capital	$1,146,058,748
Retained earnings	88,469,354

Net assets, June 30, 2013	$1,234,528,102

Net asset value and redemption price per share, $1,234,528,102 / 115,197,349 outstanding shares of beneficial interest	$10.72

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $264,684 foreign withholding tax)	$10,569,977
Affiliated income from securities lending, net	166,408
Affiliated dividend income	80,555

10,816,940

EXPENSES
Advisory fees	5,523,383
Distribution fee	407,894
Shareholder servicing fees and expenses	155,410
Custodian and accounting fees	141,000
Audit fee	12,000
Trustees’ fees	10,000
Legal fees and expenses	6,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	23,640

Total expenses	6,291,327
Less: shareholder servicing fee waiver	(34,287)

Net expenses	6,257,040

NET INVESTMENT INCOME	4,559,900

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(26,600,534)
Options written transactions	14,761,319
Foreign currency transactions	(36,193)

(11,875,408)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $761)	102,772,552
Options written	(17,057,169)
Foreign currencies	(22,057)

85,693,326

NET GAIN ON INVESTMENTS	73,817,918

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,377,818

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,559,900	$9,156,128
Net realized loss on investment and foreign currency transactions	(11,875,408)	(4,332,759)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	85,693,326	67,015,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	78,377,818	71,839,158

DISTRIBUTIONS	—	(2,127,143)

FUND SHARE TRANSACTIONS:
Fund share sold [21,523,136 and 48,100,406 shares, respectively]	226,239,252	462,360,858
Fund share issued in reinvestment of distributions [0 and 228,971 shares, respectively]	—	2,127,143
Fund share repurchased [3,969,562 and 11,578,952 shares, respectively]	(41,823,884)	(110,141,184)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	184,415,368	354,346,817

TOTAL INCREASE IN NET ASSETS	262,793,186	424,058,832
NET ASSETS:
Beginning of period	971,734,916	547,676,084

End of period	$1,234,528,102	$971,734,916

SEE NOTES TO FINANCIAL STATEMENTS.

A198

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2013 consisted of 78 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to 32 Portfolios listed below together with their investment objectives.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST AQR Emerging Markets Equity Portfolio (“AQR Emerging Markets Equity”): Long-term capital appreciation.

AST BlackRock iShares ETF Portfolio (“BlackRock iShares ETF”): Maximize total return with a moderate level of risk.

AST BlackRock Value Portfolio (“BlackRock Value”): Maximum growth of capital by investing primarily in the value stocks of larger companies.

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”): Maximize total return through investment in real estate securities.

AST Federated Aggressive Growth Portfolio (“Federated Aggressive Growth”): Capital growth.

AST Goldman Sachs Concentrated Growth Portfolio (“Goldman Sachs Concentrated Growth”): Long-term growth of capital.

AST Goldman Sachs Large-Cap Value Portfolio (“Goldman Sachs Large-Cap Value”): Long-term growth of capital.

AST Goldman Sachs Mid-Cap Growth Portfolio (“Goldman Sachs Mid-Cap Growth”): Long-term growth of capital.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”): Long-term capital appreciation.

AST International Growth Portfolio (“International Growth”): Long-term growth of capital.

AST International Value Portfolio (“International Value”): Capital growth.

AST J.P. Morgan International Equity Portfolio (“J.P. Morgan International Equity”): Capital growth.

AST Jennison Large-Cap Growth Portfolio (“Jennison Large-Cap Growth”): Long-term growth of capital.

AST Jennison Large-Cap Value Portfolio (“Jennison Large-Cap Value”): Capital appreciation.

AST Large-Cap Value Portfolio (“Large-Cap Value”): Current income and long-term growth of income, as well as capital appreciation.

AST Marsico Capital Growth Portfolio (“Marsico Capital Growth”): Capital growth.

AST MFS Global Equity Portfolio (“MFS Global Equity”): Capital growth.

AST MFS Growth Portfolio (“MFS Growth”): Long-term growth of capital and future, rather than current, income.

AST MFS Large-Cap Value Portfolio (“MFS Large-Cap Value”): Capital appreciation.

AST Mid-Cap Value Portfolio (“Mid-Cap Value”): Capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.

B1

AST Neuberger Berman Mid-Cap Growth Portfolio (“Neuberger Berman Mid-Cap Growth”): Capital growth.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio (“Neuberger Berman/LSV Mid-Cap Value”): Capital growth.

AST Parametric Emerging Markets Equity Portfolio (“Parametric Emerging Markets Equity”): Long-term capital appreciation.

AST QMA Emerging Markets Portfolio (“QMA Emerging Markets”): Long-term capital appreciation.

AST QMA Large-Cap Portfolio (“QMA Large-Cap”): Long-term capital appreciation.

AST Small-Cap Growth Portfolio (“Small-Cap Growth”): Long-term capital growth.

AST Small-Cap Value Portfolio (“Small-Cap Value”): Long-term capital growth by investing primarily in small capitalization stocks that appear to be undervalued.

AST T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”): Provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

AST T. Rowe Price Large-Cap Growth Portfolio (“T. Rowe Price Large-Cap Growth”): Long-term capital growth by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”): Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.

AST Templeton Global Bond Portfolio (“Templeton Global Bond”), formerly known as AST T.Rowe Price Global Bond Portfolio: Current income with capital appreciation and growth of income.

AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”): To outperform a mix of 50% Russell 3000 Index, 20% MSCI EAFE Index, and 30% Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in Wellington Management’s equity investment strategies.

2. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation: Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolio’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

B2

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

B3

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options: Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments

B4

known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Loan Participations: Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Master Netting Arrangements: Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

Forward currency contracts, written options, and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by having master netting arrangements.

Warrants and Rights: Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

B5

Delayed Delivery Transactions: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Lending: The Portfolios may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level. Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

B6

Distributions: Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions to shareholders are recorded on the ex-dividend date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2013, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

AQR Capital Management, LLC / CNH Partners, LLC for AQR Emerging Markets Equity;

BlackRock Investment Management, LLC for BlackRock iShares ETF effective April 29, 2013 and BlackRock Value;

Cohen & Steers Capital Management, Inc. for Cohen & Steers Realty;

ClearBridge Investments, LLC for a portion of Small-Cap Value;

Eagle Asset Management, Inc. for a portion of Small-Cap Growth;

EARNEST Partners LLC for a portion of Mid-Cap Value;

Emerald Mutual Fund Advisers Trust for a portion of Small-Cap Growth;

Federated Equity Management Company of Pennsylvania for Federated Aggressive Growth;

Franklin Advisers, Inc. for Templeton Global Bond effective April 29, 2013;

Goldman Sachs Asset Management, L.P. for Goldman Sachs Concentrated Growth, Goldman Sachs Large-Cap Value, Goldman Sachs Small-Cap Value and Goldman Sachs Mid-Cap Growth;

Herndon Capital Management, LLC for Herndon Large-Cap Value (formerly BlackRock Value) effective July 15, 2013;

Hotchkis and Wiley Capital Management, LLC for Large-Cap Value;

Jennison Associates, LLC for Jennison Large-Cap Growth, Jennison Large-Cap Value and a portion of International Growth;

J.P. Morgan Investment Management, Inc. for J.P. Morgan International Equity and a portion of Small-Cap Value;

Lee Munder Capital Group, LLC for a portion of Small-Cap Value;

Loomis, Sayles & Company, L.P. for Loomis Sayles Large-Cap Growth (formerly Marsico Capital Growth) effective July 15, 2013;

LSV Asset Management for a portion of International Value and a portion of Neuberger Berman/LSV Mid-Cap Value;

Marsico Capital Management, LLC for a portion of International Growth through June 17, 2013 and Marsico Capital Growth;

Massachusetts Financial Services Company (“MFS”) for MFS Growth, MFS Global Equity and MFS Large-Cap Value;

Neuberger Berman Management, LLC for a portion Neuberger Berman/LSV Mid-Cap Value, a portion of International Growth effective June 17, 2013 and Neuberger Berman Mid-Cap Growth;

Quantitative Management Associates LLC (“QMA”) for QMA Emerging Markets Equity and QMA Large-Cap;

Parametric Portfolio Associates LLC for Parametric Emerging Markets Equity;

Thornburg Investment Management, Inc. for a portion of International Value;

B7

T. Rowe Price Associates, Inc. for T. Rowe Price Equity Income, T. Rowe Price Large-Cap Growth and T. Rowe Price Natural Resources and Templeton Global Bond through April 28, 2013;

T. Rowe Price International, Inc. for Templeton Global Bond through April 28, 2013;

WEDGE Capital Management, LLP for a of portion Mid-Cap Value;

Wellington Management Company, LLP for Wellington Management Hedged Equity;

William Blair & Company LLC for a portion of International Growth.

Advisory Fees and Expense Limitations: The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their management fee and/or reimburse certain Portfolios an amount equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees through February 24, 2013	Advisory fees at June 30, 2013	Effective Advisory Fees
AQR Emerging Markets Equity	N/A	1.09% first $300 million;	1.09%
		1.08% on next $200 million;
		1.07% on next $250 million;
		1.06% on next $2.5 billion;
		1.05% on next $2.75 billion;
		1.02% on next $4 billion;
		1.00% in excess of $10 billion
BlackRock iShares ETF	N/A	0.89% first $300 million;	–%#
		0.88% on next $200 million;
		0.87% on next $250 million;
		0.86% on next $2.5 billion;
		0.85% on next $2.75 billion;
		0.82% on next $4 billion;
		0.80% in excess of $10 billion
BlackRock Value	0.85%	0.84% first $300 million;	0.83%
		0.83% on next $200 million;
		0.82% on next $250 million;
		0.81% on next $2.5 billion;
		0.80% on next $2.75 billion;
		0.77% on next $4 billion;
		0.75% in excess of $10 billion
Cohen & Steers Realty	1.00%	0.99% first $300 million;	0.99%
		0.98% on next $200 million;
		0.97% on next $250 million;
		0.96% on next $2.5 billion;
		0.95% on next $2.75 billion;
		0.92% on next $4 billion;
		0.90% in excess of $10 billion
Federated Aggressive Growth	0.95%	0.94% first $300 million;	0.94%
		0.93% on next $200 million;
		0.92% on next $250 million;
		0.91% on next $2.5 billion;
		0.90% on next $2.75 billion;
		0.87% on next $4 billion;
		0.85% in excess of $10 billion
Goldman Sachs Concentrated Growth	0.90%	0.89% first $300 million;	0.88%
		0.88% on next $200 million;
		0.87% on next $250 million;
		0.86% on next $2.5 billion;
		0.85% on next $2.75 billion;
		0.82% on next $4 billion;
		0.80% in excess of $10 billion

B8

	Advisory Fees through February 24, 2013	Advisory fees at June 30, 2013	Effective Advisory Fees
Goldman Sachs Large-Cap Value	0.75%	0.74% first $300 million;	0.73%
		0.73% on next $200 million;
		0.72% on next $250 million;
		0.71% on next $2.5 billion;
		0.70% on next $2.75 billion;
		0.67% on next $4 billion;
		0.65% in excess of $10 billion
Goldman Sachs Mid-Cap Growth	1.00%	0.99% first $300 million;	0.99%
		0.98% on next $200 million;
		0.97% on next $250 million;
		0.96% on next $2.5 billion;
		0.95% on next $2.75 billion;
		0.92% on next $4 billion;
		0.90% in excess of $10 billion
Goldman Sachs Small-Cap Value	0.95%	0.94% first $300 million;	0.94%
		0.93% on next $200 million;
		0.92% on next $250 million;
		0.91% on next $2.5 billion;
		0.90% on next $2.75 billion;
		0.87% on next $4 billion;
		0.85% in excess of $10 billion
International Growth	1.00%	0.99% first $300 million;	0.98%(2)
		0.98% on next $200 million;
		0.97% on next $250 million;
		0.96% on next $2.5 billion;
		0.95% on next $2.75 billion;
		0.92% on next $4 billion;
		0.90% in excess of $10 billion
International Value	1.00%	0.99% first $300 million;	0.98%
		0.98% on next $200 million;
		0.97% on next $250 million;
		0.96% on next $2.5 billion;
		0.95% on next $2.75 billion;
		0.92% on next $4 billion;
		0.90% in excess of $10 billion
J.P. Morgan International Equity	1.00% first $75 million;	0.99% first $75 million;	0.87%
	0.85% in excess of $75 million	0.84% on next $225 million;
		0.83% on next $200 million;
		0.82% on next $250 million;
		0.81% on next $2.5 billion;
		0.80% on next $2.75 billion;
		0.77% on next $4 billion;
		0.75% in excess of $10 billion
Jennison Large-Cap Growth	0.90%	0.89% first $300 million;	0.88%
		0.88% on next $200 million;
		0.87% on next $250 million;
		0.86% on next $2.5 billion;
		0.85% on next $2.75 billion;
		0.82% on next $4 billion;
		0.80% in excess of $10 billion
Jennison Large-Cap Value	0.75%	0.74% first $300 million;	0.73%
		0.73% on next $200 million;
		0.72% on next $250 million;
		0.71% on next $2.5 billion;
		0.70% on next $2.75 billion;
		0.67% on next $4 billion;
		0.65% in excess of $10 billion
Large-Cap Value	0.75%	0.74% first $300 million;	0.63%
		0.73% on next $200 million;
		0.72% on next $250 million;
		0.71% on next $2.5 billion;
		0.70% on next $2.75 billion;
		0.67% on next $4 billion;
		0.65% in excess of $10 billion
Marsico Capital Growth	0.90%	0.89% first $300 million;	0.88%
		0.88% on next $200 million;
		0.87% on next $250 million;
		0.86% on next $2.5 billion;
		0.85% on next $2.75 billion;
		0.82% on next $4 billion;
		0.80% in excess of $10 billion

B9

	Advisory Fees through February 24, 2013	Advisory fees at June 30, 2013	Effective Advisory Fees
MFS Global Equity	1.00%	0.99% first $300 million;	0.99%
		0.98% on next $200 million;
		0.97% on next $250 million;
		0.96% on next $2.5 billion;
		0.95% on next $2.75 billion;
		0.92% on next $4 billion;
		0.90% in excess of $10 billion
MFS Growth	0.90%	0.89% first $300 million;	0.69%
		0.88% on next $200 million;
		0.87% on next $250 million;
		0.86% on next $2.5 billion;
		0.85% on next $2.75 billion;
		0.82% on next $4 billion;
		0.80% in excess of $10 billion
MFS Large-Cap Value	0.85%	0.84% first $300 million;	0.84%
		0.83% on next $200 million;
		0.82% on next $250 million;
		0.81% on next $2.5 billion;
		0.80% on next $2.75 billion;
		0.77% on next $4 billion;
		0.75% in excess of $10 billion
Mid-Cap Value	0.95%	0.94% first $300 million;	0.94%
		0.93% on next $200 million;
		0.92% on next $250 million;
		0.91% on next $2.5 billion;
		0.90% on next $2.75 billion;
		0.87% on next $4 billion;
		0.85% in excess of $10 billion
Neuberger Berman Mid-Cap Growth	0.90% first $1 billion;	0.89% first $300 million;	0.89%
	0.85% in excess of $1 billion	0.88% on next $200 million;
		0.87% on next $250 million;
		0.86% on next $250 million;
		0.81% on next $2.25 billion;
		0.80% on next $2.75 billion;
		0.77% on next $4 billion;
		0.75% in excess of $10 billion
Neuberger Berman/LSV Mid-Cap Value	0.90% first $1 billion;	0.89% first $300 million;	0.89%
	0.85% in excess of $1 billion	0.88% on next $200 million;
		0.87% on next $250 million;
		0.86% on next $250 million;
		0.81% on next $2.25 billion;
		0.80% on next $2.75 billion;
		0.77% on next $4 billion;
		0.75% in excess of $10 billion
Parametric Emerging Markets Equity	1.10%	1.09% first $300 million;	1.09%
		1.08% on next $200 million;
		1.07% on next $250 million;
		1.06% on next $2.5 billion;
		1.05% on next $2.75 billion;
		1.02% on next $4 billion;
		1.00% in excess of $10 billion
QMA Emerging Markets	N/A	1.09% first $300 million;	1.09%
		1.08% on next $200 million;
		1.07% on next $250 million;
		1.06% on next $2.5 billion;
		1.05% on next $2.75 billion;
		1.02% on next $4 billion;
		1.00% in excess of $10 billion
QMA Large-Cap	N/A	0.74% first $300 million;	0.70%**
		0.73% on next $200 million;
		0.72% on next $250 million;
		0.71% on next $2.5 billion;
		0.70% on next $2.75 billion;
		0.67% on next $4 billion;
		0.65% in excess of $10 billion
Small-Cap Growth	0.90%	0.89% first $300 million;	0.89%
		0.88% on next $200 million;
		0.87% on next $250 million;
		0.86% on next $2.5 billion;
		0.85% on next $2.75 billion;
		0.82% on next $4 billion;
		0.80% in excess of $10 billion

B10

	Advisory Fees through February 24, 2013	Advisory fees at June 30, 2013	Effective Advisory Fees
Small-Cap Value	0.90%	0.89% first $300 million;	0.88%
		0.88% on next $200 million;
		0.87% on next $250 million;
		0.86% on next $2.5 billion;
		0.85% on next $2.75 billion;
		0.82% on next $4 billion;
		0.80% in excess of $10 billion
T. Rowe Price Equity Income	0.75%	0.74% first $300 million;	0.73%
		0.73% on next $200 million;
		0.72% on next $250 million;
		0.71% on next $2.5 billion;
		0.70% on next $2.75 billion;
		0.67% on next $4 billion;
		0.65% in excess of $10 billion
T. Rowe Price Large-Cap Growth	0.90% first $1 billion;	0.89% first $300 million;	0.85%***
	0.85% in excess of $1 billion	0.88% on next $200 million;
		0.87% on next $250 million;
		0.86% on next $250 million;
		0.81% on next $2.25 billion;
		0.80% on next $2.75 billion;
		0.77% on next $4 billion;
		0.75% in excess of $10 billion
T. Rowe Price Natural Resources	0.90%	0.89% first $300 million;	0.89%
		0.88% on next $200 million;
		0.87% on next $250 million;
		0.86% on next $2.5 billion;
		0.85% on next $2.75 billion;
		0.82% on next $4 billion;
		0.80% in excess of $10 billion
Templeton Global Bond	0.80%	0.79% first $300 million;	0.79%
		0.78% on next $200 million;
		0.77% on next $250 million;
		0.76% on next $2.5 billion;
		0.75% on next $2.75 billion;
		0.72% on next $4 billion;
		0.70% in excess of $10 billion
Wellington Management Hedged Equity	1.00%	0.99% first $300 million;	0.98%
		0.98% on next $200 million;
		0.97% on next $250 million;
		0.96% on next $2.5 billion;
		0.95% on next $2.75 billion;
		0.92% on next $4 billion;
		0.90% in excess of $10 billion

	Fee Waivers and/or Expense Limitations through June 30, 2013	Fee Waivers and/or Expense Limitations effective July 1, 2013

BlackRock iShares ETF	*	*

BlackRock Value (effective July 15, 2013 Herndon Large-Cap Value)	N/A	contractually waive 0.04% through June 30, 2014(1)

Cohen & Steers Realty	N/A	voluntarily limit expense to 0.97%

Federated Aggressive Growth	1.11%	N/A

Goldman Sachs Mid-Cap Growth.	N/A	contractually waive 0.10% through June 30, 2014

Jennison Large-Cap Value	N/A	contractually waive 0.05% through June 30, 2014, voluntarily limit expense to 0.80%

Large-Cap Value	0.74%	N/A

Marsico Capital Growth (effective July 15, 2013 Loomis Sayles Large-Cap Growth)	N/A	contractually waive 0.06% through June 30, 2014(1)

MFS Growth	0.80%	N/A

Templeton Global Bond	N/A	voluntarily limit expense to 0.93%

Wellington Management Hedged Equity	N/A	voluntarily limit expense to 0.87%

*   Effective April 29, 2013 (commencement of operations), the Investment Manager has contractually agreed to waive a portion of the investment management fee equal to the acquired fund fees and expenses due to investments

B11

in iShares ETFs. In addition, the Investment Manager has contractually agreed to waive a portion of the investment management fee and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fee (after the waiver described above) and other expenses (including distribution fees, acquired fund fees and expenses, and other expenses excluding taxes, interest and brokerage commissions) do not exceed 1.02% of the Portfolio’s average daily net assets through June 30, 2014. This arrangement may not be terminated or modified prior to June 30, 2014, and may be discontinued or modified thereafter.

**  Effective April 29, 2013, the manager has voluntarily agreed to waive two-thirds of the incremental increase in their net management fee as a result of the underlying voluntary subadvisor fee discount. For the period ended June 30, 2013 the manager waived 0.02%.

***  Effective January 1, 2013, the manager has voluntarily agreed to waive two-thirds of the incremental increase in their net management fee as a result of the underlying voluntary subadvisor fee discount. For the period ended June 30, 2013 the manager waived 0.02%.

#  The advisory fee amount waived exceeds the advisory fee for the current period due to expense reimbusement described above.

(1)  Effective July 15, 2013.

(2)  Effective June 17, 2013, PI has contractually agreed, through June 30, 2014, to waive a portion of its management fee equal to an annual rate of 0.01% of the average net assets of the Portfolio.

AST Investment Services, Inc., Jennison, PI, PIM and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2013, brokerage commission recaptured under these agreements was as follows:

Commission Recapture
Cohen & Steers Realty	$4,809
Federated Aggressive Growth	44,917
Goldman Sachs Concentrated Growth	45,073
Goldman Sachs Large-Cap Value	98,487
Goldman Sachs Mid-Cap Growth	11,518
Goldman Sachs Small-Cap Value	29,450
International Growth	33,524
International Value	18,294
Jennison Large-Cap Growth	57,912
Jennison Large-Cap Value	48,974
Marsico Capital Growth	19,492
MFS Global Equity	1,278
MFS Growth	13,427
MFS Large-Cap Value	7,104
Mid-Cap Value	2,227
Neuberger Berman Mid-Cap Growth	23,097
Neuberger Berman/LSV Mid-Cap Value	5,086
Small-Cap Growth	37,748
Small-Cap Value	37,228
T. Rowe Price Equity Income	2,082
T. Rowe Price Large-Cap Growth	7,893
T. Rowe Price Natural Resources	8,806
Wellington Management Hedged Equity	5,868

4. Other Transactions with Affiliates

The Trust has entered into an agreement with the following affiliated entities; Prudential Insurance Company of America (“PICA”), Pruco Life Insurance Company (“PLAZ”), Pruco Life Insurance Company of New Jersey

B12

(“PLNJ”), Prudential Retirement Insurance and Annuity Company (“PRIAC”), Pramerica of Bermuda Life Assurance Company, Ltd., Prudential Annuities Life Assurance Corporation (“PALAC”), and Prudential Annuities Distributors, Inc. (“PAD”), each an indirect, wholly-owned subsidiary of Prudential Financial, Inc., and certain unaffiliated entities pursuant to which the Portfolios paid such affiliated and unaffiliated entities a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets through February 24, 2013. The Investment Manager had voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure through February 24, 2013: 0.10% on the average daily net assets up to $300 million (no waiver), 0.08% on average daily net assets of the next $200 million (0.02% waiver), 0.07% on average daily net assets of the next $250 million (0.03% waiver), and 0.06% on average daily net assets in excess of $750 million (0.04% waiver).

Effective February 25, 2013, PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

PIM, an indirect, wholly-owned subsidiary of Prudential, acts as the Trust’s securities lending agent. For the six months ended June 30, 2013, PIM was compensated as follows for these services by the Portfolios:

PIM
BlackRock Value	$14,096
Cohen & Steers Realty	13,453
Federated Aggressive Growth	192,649
Goldman Sachs Concentrated Growth	9,155
Goldman Sachs Large-Cap Value	13,170
Goldman Sachs Mid-Cap Growth	231,970
Goldman Sachs Small-Cap Value	40,197
International Growth	40,183
International Value	57,035
J.P. Morgan International Equity	806
Jennison Large-Cap Growth	15,487
Jennison Large-Cap Value	45,827
Large-Cap Value	60,170
Marsico Capital Growth	40,207
MFS Global Equity	2,616
MFS Growth	33,047
Mid-Cap Value	12,737
Neuberger Berman Mid-Cap Growth	25,256
Neuberger Berman/LSV Mid-Cap Value	105,571
Parametric Emerging Markets Equity	15,025
QMA Large-Cap	5,311
Small-Cap Growth	251,037
Small-Cap Value	113,593
T. Rowe Price Equity Income	62,881
T. Rowe Price Large-Cap Growth	42,891
T. Rowe Price Natural Resources	13,523

B13

PIM
Templeton Global Bond	$868
Wellington Management Hedged Equity	49,694

During the years ended December 31, 2012 and December 31, 2011, some Portfolios received amounts (as noted in the table below) related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Portfolio shares. The Portfolios were not involved in the proceedings or in the calculation of the amount of the settlement.

	Year Ended December 31, 2012	Year Ended December 31, 2011
Cohen & Steers Realty	$—	$373,605
Goldman Sachs Small-Cap Value	—	377,705
International Growth	2,857,562	217,903
International Value	621,794	—
J.P. Morgan International Equity	1,330,690	—
Large-Cap Value	—	278,693
MFS Global Equity	—	26,202
Mid-Cap Value	—	2,523
Neuberger Berman Mid-Cap Growth	—	208,652
Neuberger Berman/LSV Mid-Cap Value	—	512,196
Small-Cap Growth	473,765	—
Small-Cap Value	—	596,705
T. Rowe Price Equity Income	—	74,431

5. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2013, were as follows:

	Cost of Purchases	Proceeds from Sales
AQR Emerging Markets Equity	$286,304,477	$90,524,304
BlackRock iShares ETF	41,629,679	4,584,989
BlackRock Value	182,167,836	590,468,643
Cohen & Steers Realty	350,335,200	345,267,127
Federated Aggressive Growth	279,798,130	327,583,609
Goldman Sachs Concentrated Growth	336,877,691	1,388,129,615
Goldman Sachs Large-Cap Value	841,371,954	1,308,060,382
Goldman Sachs Mid-Cap Growth	142,950,802	242,524,042
Goldman Sachs Small-Cap Value	333,170,516	303,031,019
International Growth	2,140,006,623	2,276,038,533
International Value	619,819,489	595,528,237
J.P. Morgan International Equity	46,515,183	46,321,747
Jennison Large-Cap Growth	293,764,420	1,022,363,625
Jennison Large-Cap Value	295,775,419	1,230,146,334
Large-Cap Value	375,859,581	1,073,357,517
Marsico Capital Growth	1,315,034,421	1,994,598,316
MFS Global Equity	86,010,160	41,089,095
MFS Growth	385,593,399	1,051,577,182
MFS Large-Cap Value	65,030,769	471,250,037
Mid-Cap Value	77,129,876	187,244,074
Neuberger Berman Mid-Cap Growth	178,409,212	187,369,157
Neuberger Berman/LSV Mid-Cap Value	105,322,732	103,201,002
Parametric Emerging Markets Equity	179,897,196	804,493,086
QMA Emerging Markets	623,618,538	320,309,776
QMA Large-Cap	2,799,487,960	292,493,996
Small-Cap Growth	248,273,526	237,499,278
Small-Cap Value	435,002,102	371,550,714
T. Rowe Price Equity Income	201,322,994	1,393,940,964

B14

	Cost of Purchases	Proceeds from Sales
T. Rowe Price Large-Cap Growth	$499,751,776	$1,288,756,340
T. Rowe Price Natural Resources	170,826,690	325,283,947
Templeton Global Bond	487,004,355	479,694,344
Wellington Management Hedged Equity	430,208,016	280,132,780

Written options transactions, during the six months ended June 30, 2013, were as follows:

	Wellington Management Hedged Equity
	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	7,700,000	$39,140,707
Written options	9,600,000	38,000,838
Expired options	—	—
Closed options	(7,700,000)	(39,140,707)

Balance at end of period	9,600,000	$38,000,838

6. Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Line of Credit

The Portfolios, along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA was to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2013
BlackRock iShares ETF	$1,324,600	1.44%	5	—
BlackRock Value	3,440,667	1.45%	3	—
Cohen & Steers Realty	5,769,667	1.44%	21	—
Federated Aggressive Growth	12,269,667	1.45%	3	—
Goldman Sachs Large-Cap Value	438,667	1.44%	9	—
Goldman Sachs Mid-Cap Growth	4,509,000	1.44%	3	—
Goldman Sachs Small-Cap Value	27,226,500	1.45%	2	—
International Growth	3,310,250	1.44%	8	$980,000
International Value	6,284,222	1.45%	9	7,956,000

B15

	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2013
J.P. Morgan International Equity	$7,327,400	1.44%	10	$4,350,000
Jennison Large-Cap Growth	1,204,500	1.44%	6	—
Marsico Capital Growth	2,320,000	1.44%	1	—
MFS Global Equity	6,923,800	1.44%	5	—
MFS Large-Cap Value	855,500	1.45%	2	—
Mid-Cap Value	360,000	1.45%	1	—
Neuberger Berman/LSV Mid-Cap Value	2,546,167	1.44%	6	—
Parametric Emerging Markets Equity	8,027,486	1.45%	35	—
QMA Emerging Markets	1,629,071	1.44%	14	116,000
QMA Large-Cap.	123,000	1.44%	2	—
Small-Cap Growth	2,351,391	1.46%	23	—
Small-Cap Value	252,000	1.44%	1	—
T. Rowe Price Large-Cap Growth	2,455,500	1.44%	4	—
T. Rowe Price Natural Resources	7,045,250	1.44%	12	—

8. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9. Ownership

As of June 30, 2013, substantially all shares of each Portfolio were owned of record by PALAC, Pruco Life Arizona, PLNJ and PICA on behalf of the owners of the variable insurance products issued by each of these entities.

B16

Financial Highlights

(Unaudited)

	AST AQR Emerging Markets Equity Portfolio
	February 25, 2013(c) through June 30, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.07
Net realized and unrealized loss on investments	(0.81)

Total from investment operations	(0.74)

Net Asset Value, end of period	$9.26

Total Return(a)	(7.40)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$196.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.39	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.39	%(d)
Net investment income	2.11	%(d)
Portfolio turnover rate	48	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST BlackRock iShares ETF Portfolio
	April 29, 2013(c) through June 30, 2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.09
Net realized and unrealized loss on investments	(0.29)

Total from investment operations	(0.20)

Net Asset Value, end of period	$9.80

Total Return(a)	(2.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$36.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.85	%(e)
Expenses Before Waivers and/or Expense Reimbursement	2.08	%(e)
Net investment income	5.11	%(e)
Portfolio turnover rate	26	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST BlackRock Value Portfolio
	Six Months Ended June 30, 2013(c)		Year Ended December 31,
			2012(c)	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.53		$8.51	$8.61	$7.78	$6.64	$12.56

Income (Loss) From Investment Operations:
Net investment income	0.05		0.12	0.10	0.09	0.07	0.12
Net realized and unrealized gain (loss) on investments	1.29		1.01	(0.14)	0.86	1.13	(4.22)

Total from investment operations	1.34		1.13	(0.04)	0.95	1.20	(4.10)

Less Distributions:	—		(0.11)	(0.06)	(0.12)	(0.06)	(1.82)

Net Asset Value, end of period	$10.87		$9.53	$8.51	$8.61	$7.78	$6.64

Total Return(a)	14.06%		13.40%	(0.49)%	12.44%	18.26%	(37.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$644.3		$936.1	$1,694.2	$1,537.6	$1,210.3	$577.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.96	%(d)	0.94%	0.95%	0.96%	0.97%	0.99%
Expenses Before Waivers and/or Expense Reimbursement	0.96	%(d)	0.97%	0.97%	0.97%	0.98%	0.99%
Net investment income	0.92	%(d)	1.34%	1.22%	1.11%	1.82%	2.15%
Portfolio turnover rate	21	%(e)	123%	124%	208%	143%	254%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Cohen & Steers Realty Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013		2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.34		$6.46	$6.10	$4.82	$3.77	$12.12

Income (Loss) From Investment Operations:
Net investment income	0.02		0.02	0.09	0.05	0.07	0.17
Net realized and unrealized gain (loss) on investments	0.41		0.97	0.31	1.32	1.09	(1.83)

Total from investment operations	0.43		0.99	0.40	1.37	1.16	(1.66)

Less Distributions:.	—		(0.11)	(0.04)	(0.09)	(0.11)	(6.69)

Capital Contributions (Note 4):	—		—	— (c)	—	—	—

Net Asset Value, end of period	$7.77		$7.34	$6.46	$6.10	$4.82	$3.77

Total Return(a)	5.86%		15.35%	6.59%	28.69%	31.93%	(35.05)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$657.6		$632.9	$531.6	$549.6	$386.7	$223.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.11	%(d)	1.12%	1.13%	1.14%	1.08%	1.06%
Expenses Before Waivers and/or Expense Reimbursement	1.11	%(d)	1.13%	1.14%	1.14%	1.16%	1.16%
Net investment income	0.34	%(d)	0.13%	1.39%	0.95%	2.65%	2.62%
Portfolio turnover rate	51	%(e)	103%	119%	111%	113%	142%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Federated Aggressive Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013		2012	2011(c)	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.63		$8.02	$9.26	$6.99	$5.28	$11.55

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		— (d)	(0.03)	0.04	— (d)	0.01
Net realized and unrealized gain (loss) on investments	1.17		1.61	(1.18)	2.23	1.72	(4.40)

Total from investment operations	1.14		1.61	(1.21)	2.27	1.72	(4.39)

Less Distributions:	—		—	(0.03)	— (d)	(0.01)	(1.88)

Net Asset Value, end of period.	$10.77		$9.63	$8.02	$9.26	$6.99	$5.28

Total Return(a)	11.84%		20.08%	(13.11)%	32.54%	32.66%	(44.04)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$678.8		$649.7	$521.1	$648.1	$415.5	$213.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.08	%(e)	1.09%	1.11%	1.11%	1.14%	1.14%
Expenses Before Waivers and/or Expense Reimbursement	1.09	%(e)	1.10%	1.12%	1.12%	1.14%	1.14%
Net investment income (loss)	(0.48	)%(e)	(0.01)%	(0.38)%	0.51%	0.08%	0.12%
Portfolio turnover rate	42	%(f)	84%	85%	73%	94%	109%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

	AST Goldman Sachs Concentrated Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013(c)		2012(c)	2011	2010(c)	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$31.34		$26.24	$27.36	$24.83	$16.62	$27.86

Income (Loss) From Investment Operations:
Net investment income (loss)	0.05		0.22	0.06	0.05	0.07	(0.02)
Net realized and unrealized gain (loss) on investments	2.77		4.96	(1.14)	2.50	8.14	(11.18)

Total from investment operations	2.82		5.18	(1.08)	2.55	8.21	(11.20)

Less Distributions:	—		(0.08)	(0.04)	(0.02)	—	(0.04)

Net Asset Value, end of period	$34.16		$31.34	$26.24	$27.36	$24.83	$16.62

Total Return(a)	9.00%		19.77%	(3.96)%	10.29%	49.40%	(40.27)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$442.7		$1,350.9	$924.2	$1,949.0	$424.3	$260.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.99	%(d)	1.00%	1.00%	1.01%	1.05%	0.93%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(d)	1.02%	1.02%	1.02%	1.05%	1.02%
Net investment income (loss)	0.30	%(d)	0.75%	0.14%	0.21%	0.35%	(0.07)%
Portfolio turnover rate	31	%(e)	58%	65%	37%	65%	53%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Goldman Sachs Large-Cap Value Portfolio
	Six Months Ended June 30, 2013(c)		Year Ended December 31,
			2012	2011	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.62		$14.91	$15.93	$14.35	$12.44	$23.62

Income (Loss) From Investment Operations:
Net investment income	0.10		0.19	0.20	0.14	0.17	0.27
Net realized and unrealized gain (loss) on investments	2.61		2.72	(1.07)	1.67	2.16	(9.11)

Total from investment operations	2.71		2.91	(0.87)	1.81	2.33	(8.84)

Less Distributions:	—		(0.20)	(0.15)	(0.23)	(0.42)	(2.34)

Net Asset Value, end of period	$20.33		$17.62	$14.91	$15.93	$14.35	$12.44

Total Return(a)	15.38%		19.67%	(5.52)%	12.89%	19.19%	(40.69)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,188.0		$1,455.3	$1,185.3	$894.8	$874.1	$1,092.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.84	%(d)	0.84%	0.86%	0.87%	0.88%	0.85%
Expenses Before Waivers and/or Expense Reimbursement	0.85	%(d)	0.87%	0.87%	0.88%	0.88%	0.85%
Net investment income	1.09	%(d)	1.13%	1.38%	0.99%	1.33%	1.44%
Portfolio turnover rate	60	%(e)	136%	188%	71%	143%	188%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Goldman Sachs Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012(c)	2011(c)	2010(c)	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.25		$5.01	$5.44	$4.54	$2.89	$5.86

Income (Loss) From Investment Operations:
Net investment loss	(0.02)		(0.01)	(0.01)	(0.02)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	0.59		0.93	(0.14)	0.92	1.67	(1.94)

Total from investment operations	0.57		0.92	(0.15)	0.90	1.65	(1.98)

Less Distributions:.	—		(0.68)	(0.28)	—	—	(0.99)

Net Asset Value, end of period	$5.82		$5.25	$5.01	$5.44	$4.54	$2.89

Total Return(a)	10.86%		19.62%	(2.98)%	19.82%	57.09%	(40.79)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$525.9		$563.0	$411.8	$659.7	$439.8	$107.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.11	%(d)	1.12%	1.13%	1.14%	1.18%	1.16%
Expenses Before Waivers and/or Expense Reimbursement	1.12	%(d)	1.13%	1.13%	1.14%	1.18%	1.16%
Net investment loss	(0.17	)%(d)	(0.10)%	(0.25)%	(0.48)%	(0.48)%	(0.15)%
Portfolio turnover rate	24	%(e)	78%	85%	73%	71%	96%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST Goldman Sachs Small-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013		2012(c)	2011	2010	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.11		$10.53	$10.44	$8.28	$6.62	$11.72

Income (Loss) From Investment Operations:
Net investment income	0.03		0.17	0.05	0.07	0.07	0.12
Net realized and unrealized gain (loss) on investments	1.89		1.47	0.08	2.14	1.69	(2.47)

Total from investment operations	1.92		1.64	0.13	2.21	1.76	(2.35)

Less Distributions:	—		(0.06)	(0.05)	(0.05)	(0.10)	(2.75)

Capital Contributions (Note 4):	—		—	0.01	—	—	—

Net Asset Value, end of period	$14.03		$12.11	$10.53	$10.44	$8.28	$6.62

Total Return(a)	15.85%		15.69%	1.30%	26.77%	26.85%	(26.64)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$706.1		$590.9	$357.1	$272.8	$142.9	$85.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(d)	1.08%	1.10%	1.13%	1.19%	1.15%
Expenses Before Waivers and/or Expense Reimbursement	1.07	%(d)	1.09%	1.10%	1.13%	1.19%	1.15%
Net investment income	0.45	%(d)	1.47%	0.69%	0.98%	0.94%	1.09%
Portfolio turnover rate	46	%(e)	87%	105%	78%	57%	67%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST International Growth Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012	2011	2010	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.86		$9.98	$11.53	$10.11	$7.61	$18.26

Income (Loss) From Investment Operations:
Net investment income	0.08		0.14	0.11	0.08	0.05	0.19
Net realized and unrealized gain (loss) on investments	(0.09)		1.86	(1.59)	1.38	2.61	(8.15)

Total from investment operations	(0.01)		2.00	(1.48)	1.46	2.66	(7.96)

Less Distributions:	—		(0.13)	(0.07)	(0.04)	(0.16)	(2.69)

Capital Contributions (Note 4):	—		0.01	— (d)	—	—	—

Net Asset Value, end of period	$11.85		$11.86	$9.98	$11.53	$10.11	$7.61

Total Return(a)	(0.08)%		20.37%	(12.92)%	14.50%	35.29%	(50.23)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,413.8		$2,545.7	$2,237.2	$2,777.0	$2,138.5	$1,003.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.12	%(e)	1.06%	1.03%	1.09%	1.12%	1.16%
Expenses Before Waivers and/or Expense Reimbursement	1.13	%(e)	1.16%	1.15%	1.14%	1.13%	1.16%
Net investment income	1.17	%(e)	1.19%	1.01%	0.72%	0.57%	1.30%
Portfolio turnover rate	86	%(f)	136%	151%	147%	80%	102%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST International Value Portfolio
	Six Months Ended June 30, 2013(c)		Year Ended December 31,
			2012(c)	2011(c)	2010	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.36		$13.54	$15.68	$14.25	$11.19	$21.99

Income (Loss) From Investment Operations:
Net investment income	0.24		0.33	0.36	0.20	0.17	0.47
Net realized and unrealized gain (loss) on investments	(0.01)		1.86	(2.30)	1.35	3.19	(9.47)

Total from investment operations	0.23		2.19	(1.94)	1.55	3.36	(9.00)

Less Distributions:	—		(0.37)	(0.20)	(0.12)	(0.30)	(1.80)

Capital Contributions (Note 4):	—		— (d)	—	—	—	—

Net Asset Value, end of period	$15.59		$15.36	$13.54	$15.68	$14.25	$11.19

Total Return(a)	1.50%		16.68%	(12.55)%	11.08%	30.50%	(44.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,172.1		$2,239.6	$1,648.5	$2,166.1	$1,587.2	$657.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.11	%(e)	1.13%	1.12%	1.12%	1.13%	1.16%
Expenses Before Waivers and/or Expense Reimbursement	1.12	%(e)	1.16%	1.15%	1.14%	1.14%	1.16%
Net investment income	3.05	%(e)	2.28%	2.35%	1.60%	1.35%	2.20%
Portfolio turnover rate	27	%(f)	31%	40%	28%	40%	50%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

	AST J.P. Morgan International Equity Portfolio
	Six Months Ended June 30, 2013(c)		Year Ended December 31,
			2012(c)	2011(c)	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.20		$18.61	$20.73	$19.59	$15.07	$26.28

Income (Loss) From Investment Operations:
Net investment income	0.34		0.41	0.35	0.29	0.27	0.59
Net realized and unrealized gain (loss) on investments	(0.33)		3.50	(2.22)	1.07	4.98	(11.25)

Total from investment operations	0.01		3.91	(1.87)	1.36	5.25	(10.66)

Less Distributions:.	—		(0.40)	(0.25)	(0.22)	(0.73)	(0.55)

Capital Contributions (Note 4):	—		0.08	—	—	—	—

Net Asset Value, end of period	$22.21		$22.20	$18.61	$20.73	$19.59	$15.07

Total Return(a)	0.05%		21.91%	(9.15)%	7.17%	35.79%	(41.34)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$379.8		$392.3	$278.7	$364.4	$299.9	$168.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(d)	1.07%	1.05%	1.04%	1.04%	1.02	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.04	%(d)	1.07%	1.05%	1.04%	1.08%	1.07	%(e)
Net investment income	2.99	%(d)	2.04%	1.73%	1.52%	1.60%	2.71%
Portfolio turnover rate	12	%(f)	21%	43%	18%	9%	18%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes loan interest expense of 0.01%.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST Jennison Large-Cap Growth Portfolio
	Six Months Ended June 30, 2013(d)		Year Ended December 31,			September 25, 2009(c) through December 31, 2009
			2012(d)	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.03		$12.18	$12.10	$10.87	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		— (e)	(0.01)	(0.01)	—	(e)
Net realized and unrealized gain on investments	1.23		1.85	0.09	1.24	0.87

Total from investment operations	1.22		1.85	0.08	1.23	0.87

Net Asset Value, end of period	$15.25		$14.03	$12.18	$12.10	$10.87

Total Return(a)	8.70%		15.19%	0.66%	11.32%	8.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$710.7		$1,348.1	$1,483.2	$937.6	$419.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(f)	0.99%	1.00%	1.02%	1.05	%(f)
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(f)	1.02%	1.02%	1.02%	1.08	%(f)
Net investment income (loss)	(0.15	)%(f)	0.01%	(0.17)%	(0.09)%	(0.10	)%(f)
Portfolio turnover rate	26	%(g)	66%	85%	66%	23	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	Not annualized.

	AST Jennison Large-Cap Value Portfolio
	Six Months Ended June 30, 2013(d)		Year Ended December 31,			September 25, 2009(c) through December 31, 2009
			2012	2011	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.60		$11.19	$11.96	$10.55	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.05		0.09	0.05	0.05	0.01
Net realized and unrealized gain (loss) on investments	1.75		1.38	(0.75)	1.39	0.54

Total from investment operations	1.80		1.47	(0.70)	1.44	0.55

Less Distributions:	—		(0.06)	(0.07)	(0.03)	—

Net Asset Value, end of period	$14.40		$12.60	$11.19	$11.96	$10.55

Total Return(a)	14.29%		13.24%	(5.87)%	13.72%	5.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$610.6		$1,437.8	$783.5	$864.0	$358.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.84	%(e)	0.85%	0.86%	0.87%	0.88	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.84	%(e)	0.87%	0.87%	0.87%	0.94	%(e)
Net investment income	0.75	%(e)	0.99%	0.49%	0.55%	0.26	%(e)
Portfolio turnover rate	26	%(f)	49%	107%	52%	13	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	AST Large-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013(c)		2012(c)	2011(c)	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.20		$12.60	$13.32	$11.90	$10.26	$18.77

Income (Loss) From Investment Operations:
Net investment income	0.14		0.25	0.22	0.16	0.18	0.35
Net realized and unrealized gain (loss) on investments	2.72		1.82	(0.77)	1.39	1.76	(7.75)

Total from investment operations	2.86		2.07	(0.55)	1.55	1.94	(7.40)

Less Distributions:	—		(0.47)	(0.17)	(0.13)	(0.30)	(1.11)

Capital Contributions (Note 4):	—		—	— (d)	—	—	—

Net Asset Value, end of period	$17.06		$14.20	$12.60	$13.32	$11.90	$10.26

Total Return(a)	20.14%		16.89%	(4.19)%	13.16%	19.44%	(41.49)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,483.4		$1,867.9	$2,620.4	$3,863.8	$2,676.3	$1,508.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.74	%(e)	0.77%	0.82%	0.84%	0.85%	0.85	%(f)
Expenses Before Waivers and/or Expense Reimbursement	0.85	%(e)	0.87%	0.87%	0.87%	0.88%	0.85	%(f)
Net investment income	1.82	%(e)	1.89%	1.69%	1.34%	1.69%	2.39%
Portfolio turnover rate	22	%(g)	113%	71%	38%	104%	125%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Includes loan interest expense and merger cost of 0.01%.

(g)	Not annualized.

	AST Marsico Capital Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013(c)		2012(c)	2011	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.36		$19.11	$19.34	$16.27	$12.65	$23.47

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		0.15	0.08	0.05	0.10	0.09
Net realized and unrealized gain (loss) on investments.	2.88		2.19	(0.26)	3.14	3.64	(9.99)

Total from investment operations	2.86		2.34	(0.18)	3.19	3.74	(9.90)

Less Distributions:	—		(0.09)	(0.05)	(0.12)	(0.12)	(0.92)

Net Asset Value, end of period	$24.22		$21.36	$19.11	$19.34	$16.27	$12.65

Total Return(a)	13.39%		12.27%	(0.92)%	19.75%	29.76%	(43.66)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,921.0		$2,392.7	$2,374.0	$2,547.4	$2,887.7	$1,785.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.98	%(d)	0.98%	0.96%	0.97%	1.00%	1.00%
Expenses Before Waivers and/or Expense Reimbursement	0.99	%(d)	1.02%	1.02%	1.02%	1.02%	1.00%
Net investment income (loss)	(0.17	)%(d)	0.73%	0.40%	0.32%	0.74%	0.48%
Portfolio turnover rate	59	%(e)	87%	80%	73%	70%	63%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	AST MFS Global Equity Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013		2012(c)	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.87		$9.77	$10.13	$9.09	$7.06	$13.81

Income (Loss) From Investment Operations:
Net investment income	0.09		0.12	0.14	0.05	0.05	0.18
Net realized and unrealized gain (loss) on investments	1.00		2.11	(0.45)	1.04	2.14	(3.97)

Total from investment operations	1.09		2.23	(0.31)	1.09	2.19	(3.79)

Less Distributions:	—		(0.13)	(0.05)	(0.05)	(0.16)	(2.96)

Capital Contributions (Note 4):	—		—	— (d)	—	—	—

Net Asset Value, end of period	$12.96		$11.87	$9.77	$10.13	$9.09	$7.06

Total Return(a)	9.18%		23.08%	(3.13)%	12.05%	31.51%	(33.99)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$439.2		$364.0	$214.5	$225.8	$140.9	$76.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.15	%(e)	1.21%	1.20%	1.25%	1.32%	1.26%
Expenses Before Waivers and/or Expense Reimbursement	1.15	%(e)	1.21%	1.20%	1.25%	1.32%	1.30%
Net investment income	1.50	%(e)	1.09%	1.32%	0.69%	0.87%	1.33%
Portfolio turnover rate	10	%(f)	27%	69%	26%	27%	30%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

	AST MFS Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013		2012	2011	2010	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.17		$9.54	$9.63	$8.55	$6.88	$10.84

Income (Loss) From Investment Operations:
Net investment income	—	(d)	0.04	— (d)	0.03	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.25		1.59	(0.06)	1.06	1.67	(3.96)

Total from investment operations	1.25		1.63	(0.06)	1.09	1.68	(3.94)

Less Distributions:	—		—	(0.03)	(0.01)	(0.01)	(0.02)

Net Asset Value, end of period	$12.42		$11.17	$9.54	$9.63	$8.55	$6.88

Total Return(a)	11.19%		17.09%	(0.60)%	12.78%	24.49%	(36.39)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,217.9		$1,703.1	$1,107.4	$1,797.0	$1,938.4	$575.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.80	%(e)	0.84%	0.95%	1.01%	1.02%	1.04%
Expenses Before Waivers and/or Expense Reimbursement	1.00	%(e)	1.02%	1.03%	1.02%	1.03%	1.04%
Net investment income (loss)	0.02	%(e)	0.45%	(0.05)%	0.26%	0.18%	0.39%
Portfolio turnover rate	25	%(f)	67%	103%	273%	384%	505%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share. (e) Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	AST MFS Large-Cap Value Portfolio
	Six Months Ended June 30, 2013(d)		August 20, 2012(c) through December 31, 2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.26		$10.00

Income From Investment Operations:
Net investment income	0.09		0.07
Net realized and unrealized gain on investments	1.53		0.19

Total from investment operations	1.62		0.26

Net Asset Value, end of period	$11.88		$10.26

Total Return(a)	15.79%		2.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$351.5		$664.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.97	%(e)	0.99	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(e)	1.00	%(e)
Net investment income	1.52	%(e)	2.09	%(e)
Portfolio turnover rate	11	%(f)	7	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST Mid-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013(c)		2012(c)	2011	2010	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.41		$11.45	$11.93	$9.71	$7.12	$12.06

Income (Loss) From Investment Operations:
Net investment income	0.04		0.24	0.08	0.07	0.08	0.16
Net realized and unrealized gain (loss) on investments	1.77		1.84	(0.49)	2.21	2.66	(4.55)

Total from investment operations	1.81		2.08	(0.41)	2.28	2.74	(4.39)

Less Distributions:	—		(0.12)	(0.07)	(0.06)	(0.15)	(0.55)

Capital Contributions (Note 4):.	—		—	— (d)	—	—	—

Net Asset Value, end of period	$15.22		$13.41	$11.45	$11.93	$9.71	$7.12

Total Return(a)	13.50%		18.32%	(3.45)%	23.61%	38.89%	(38.12)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$635.3		$674.8	$360.8	$427.5	$261.3	$131.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.06	%(e)	1.07%	1.09%	1.10%	1.14%	1.12%
Expenses Before Waivers and/or Expense Reimbursement	1.06	%(e)	1.08%	1.09%	1.10%	1.14%	1.12%
Net investment income	0.59	%(e)	1.88%	0.66%	0.85%	1.02%	1.64%
Portfolio turnover rate	11	%(f)	29%	56%	18%	30%	60%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

	AST Neuberger Berman Mid-Cap Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013		2012(c)	2011(c)	2010(c)	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.41		$21.72	$21.36	$16.60	$12.79	$22.51

Income (Loss) From Investment Operations:
Net investment loss	(0.08)		(0.08)	(0.13)	(0.06)	(0.02)	(0.16)
Net realized and unrealized gain (loss) on investments	2.89		2.77	0.48	4.82	3.83	(9.56)

Total from investment operations	2.81		2.69	0.35	4.76	3.81	(9.72)

Capital Contributions (Note 4):	—		—	0.01	—	—	—

Net Asset Value, end of period	$27.22		$24.41	$21.72	$21.36	$16.60	$12.79

Total Return(a)	11.51%		12.39%	1.68%	28.67%	29.79%	(43.18)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$729.8		$677.9	$562.7	$699.2	$458.2	$318.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(d)	1.02%	1.03%	1.04%	1.05%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(d)	1.03%	1.03%	1.04%	1.05%	1.03%
Net investment loss	(0.48	)%(d)	(0.33)%	(0.58)%	(0.31)%	(0.33)%	(0.46)%
Portfolio turnover rate	25	%(e)	55%	57%	47%	73%	62%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013		2012	2011	2010	2009	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.95		$14.64	$15.14	$12.42	$9.01	$16.88

Income (Loss) From Investment Operations:
Net investment income	0.14		0.28	0.17	0.14	0.16	0.16
Net realized and unrealized gain (loss) on investments	3.19		2.20	(0.56)	2.74	3.46	(6.79)

Total from investment operations	3.33		2.48	(0.39)	2.88	3.62	(6.63)

Less Distributions:	—		(0.17)	(0.13)	(0.16)	(0.21)	(1.24)

Capital Contributions (Note 4):	—		—	0.02	—	—	—

Net Asset Value, end of period	$20.28		$16.95	$14.64	$15.14	$12.42	$9.01

Total Return(a)	19.65%		17.13%	(2.49)%	23.43%	40.80%	(42.32)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$587.6		$494.8	$422.6	$531.1	$451.2	$333.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(d)	1.03%	1.03%	1.04%	1.05%	1.03%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(d)	1.04%	1.04%	1.04%	1.05%	1.03%
Net investment income	1.44	%(d)	1.67%	0.96%	0.99%	1.51%	1.13%
Portfolio turnover rate	19	%(e)	34%	67%	38%	39%	98%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(Unaudited)

	AST Parametric Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2013(d)		Year Ended December 31,					May 1, 2008(c) through December 31, 2008(d)
			2012(d)	2011(d)		2010(d)	2009(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.95		$7.85	$9.92		$8.14	$4.92	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.06		0.12	0.12		0.08	0.07	0.06
Net realized and unrealized gain (loss) on investments	(0.69)		1.25	(2.12)		1.74	3.18	(5.14)

Total from investment operations	(0.63)		1.37	(2.00)		1.82	3.25	(5.08)

Less Distributions:	—		(0.27)	(0.07)		(0.04)	(0.03)	—

Net Asset Value, end of period	$8.32		$8.95	$7.85		$9.92	$8.14	$4.92

Total Return(a)	(7.04)%		17.93%	(20.27)%		22.42%	66.31%	(50.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$665.1		$1,356.6	$881.0		$1,271.6	$645.2	$165.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.44	%(e)	1.41%	1.43	%(f)	1.40%	1.46%	1.62	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.46	%(e)	1.43%	1.44	%(f)	1.41%	1.46%	1.62	%(e)
Net investment income	1.42	%(e)	1.43%	1.34%		0.90%	0.98%	1.25	%(e)
Portfolio turnover rate	17	%(g)	20%	67%		20%	21%	47	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Includes 0.01% of loan interest expense.

(g)	Not annualized.

	AST QMA Emerging Markets Portfolio
	February 25, 2013(c) through June 30, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.11
Net realized and unrealized loss on investments	(1.09)

Total from investment operations	(0.98)

Net Asset Value, end of period	$9.02

Total Return(a)	(9.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$272.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.33	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.33	%(d)
Net investment income	3.13	%(d)
Portfolio turnover rate	110	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(Unaudited)

	AST QMA Large-Cap Portfolio
	April 29, 2013(c) through June 30, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments	0.04

Total from investment operations	0.06

Net Asset Value, end of period	$10.06

Total Return(a)	0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,460.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.83	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.85	%(d)
Net investment income	1.44	%(d)
Portfolio turnover rate	17	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST Small-Cap Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013(c)		2012	2011(c)	2010	2009	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.66		$20.20	$20.40	$14.99	$11.20	$17.23

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		— (d)	(0.12)	(0.03)	0.05	0.01
Net realized and unrealized gain (loss) on investments	3.34		2.44	(0.08)	5.48	3.75	(6.04)

Total from investment operations	3.33		2.44	(0.20)	5.45	3.80	(6.03)

Less Distributions:	—		—	—	(0.04)	(0.01)	—

Capital Contributions (Note 4):	—		0.02	—	—	—	—

Net Asset Value, end of period	$25.99		$22.66	$20.20	$20.40	$14.99	$11.20

Total Return(a)	14.70%		12.18%	(0.98)%	36.42%	33.91%	(35.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$742.9		$639.4	$517.2	$639.8	$362.1	$219.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(e)	1.02%	1.03%	1.04%	1.07%	1.10	%(f)
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(e)	1.03%	1.04%	1.04%	1.07%	1.10	%(f)
Net investment income (loss)	(0.11	)%(e)	(0.09)%	(0.56)%	(0.28)%	0.36%	0.07%
Portfolio turnover rate	35	%(g)	112%	66%	57%	69%	104%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Includes merger expense of 0.02%.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Financial Highlights

(Unaudited)

	AST Small-Cap Value Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013		2012	2011(c)	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.92		$12.69	$13.57	$10.81	$8.67	$14.11

Income (Loss) From Investment Operations:
Net investment income	0.05		0.15	0.06	0.06	0.04	0.19
Net realized and unrealized gain (loss) on investments	2.34		2.15	(0.88)	2.75	2.26	(3.87)

Total from investment operations	2.39		2.30	(0.82)	2.81	2.30	(3.68)

Less Distributions:	—		(0.07)	(0.07)	(0.05)	(0.16)	(1.76)

Capital Contributions (Note 4):	—		—	0.01	—	—	—

Net Asset Value, end of period	$17.31		$14.92	$12.69	$13.57	$10.81	$8.67

Total Return(a)	16.02%		18.16%	(5.98)%	26.11%	26.88%	(29.72)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,112.8		$907.8	$616.7	$1,055.9	$693.0	$455.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.00	%(d)	1.02%	1.03%	1.03%	1.06%	1.06%
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(d)	1.04%	1.04%	1.03%	1.06%	1.06%
Net investment income	0.66	%(d)	1.17%	0.46%	0.56%	0.63%	1.20%
Portfolio turnover rate	37	%(e)	53%	53%	46%	94%	76%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST T. Rowe Price Equity Income Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013(c)		2012(c)	2011	2010	2009	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.50		$8.12	$8.34	$7.47	$6.30	$12.57

Income (Loss) From Investment Operations:
Net investment income	0.08		0.19	0.14	0.09	0.11	0.24
Net realized and unrealized gain (loss) on investments	1.26		1.21	(0.27)	0.89	1.34	(4.97)

Total from investment operations	1.34		1.40	(0.13)	0.98	1.45	(4.73)

Less Distributions:	—		(0.02)	(0.09)	(0.11)	(0.28)	(1.54)

Capital Contributions (Note 4):	—		—	— (d)	—	—	—

Net Asset Value, end of period	$10.84		$9.50	$8.12	$8.34	$7.47	$6.30

Total Return(a)	14.11%		17.25%	(1.64)%	13.24%	23.80%	(41.88)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,532.0		$2,427.8	$200.9	$233.8	$190.3	$140.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.83	%(e)	0.84%	0.88%	0.88%	0.92%	0.91%
Expenses Before Waivers and/or Expense Reimbursement	0.84	%(e)	0.87%	0.91%	0.92%	0.95%	0.91%
Net investment income	1.62	%(e)	2.15%	1.57%	1.21%	1.83%	2.45%
Portfolio turnover rate	10	%(f)	40%	136%	72%	66%	23%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C14

Financial Highlights

(Unaudited)

	AST T. Rowe Price Large-Cap Growth Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013(c)		2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.31		$12.17	$12.38	$10.69	$6.97	$11.74

Income (Loss) From Investment Operations:
Net investment loss	(0.02)		(0.01)	(0.01)	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	1.88		2.15	(0.20)	1.70	3.73	(4.74)

Total from investment operations	1.86		2.14	(0.21)	1.69	3.72	(4.76)

Less Distributions:	—		—	—	—	—	(0.01)

Net Asset Value, end of period	$16.17		$14.31	$12.17	$12.38	$10.69	$6.97

Total Return(a)	13.00%		17.58%	(1.70)%	15.81%	53.37%	(40.57)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,504.7		$2,042.0	$1,967.9	$1,557.6	$900.4	$695.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.94	%(d)	0.95%	0.98%	1.01%	1.03%	0.99	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(d)	0.99%	1.00%	1.02%	1.03%	0.99	%(e)
Net investment income (loss)	(0.29	)%(d)	0.01%	(0.19)%	(0.21)%	(0.11)%	(0.10)%
Portfolio turnover rate	26	%(f)	63%	93%	65%	98%	73%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes merger expenses of 0.01%.

(f)	Not annualized.

	AST T. Rowe Price Natural Resources Portfolio
	Six Months Ended June 30, 2013(c)		Year Ended December 31,
			2012	2011(c)	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.70		$19.11	$22.58	$18.84	$17.96	$38.84

Income (Loss) From Investment Operations:
Net investment income	0.05		0.16	0.08	0.12	0.14	0.22
Net realized and unrealized gain (loss) on investments	0.09		0.52	(3.43)	3.71	7.74	(17.80)

Total from investment operations	0.14		0.68	(3.35)	3.83	7.88	(17.58)

Less Distributions:	—		(0.09)	(0.12)	(0.09)	(7.00)	(3.30)

Net Asset Value, end of period	$19.84		$19.70	$19.11	$22.58	$18.84	$17.96

Total Return(a)	0.71%		3.62%	(14.92)%	20.45%	49.35%	(49.98)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$590.2		$750.3	$608.9	$988.4	$652.5	$271.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.01	%(d)	1.02%	1.03%	1.03%	1.05%	1.02%
Expenses Before Waivers and/or Expense Reimbursement	1.02	%(d)	1.03%	1.04%	1.04%	1.05%	1.02%
Net investment income	0.50	%(d)	0.90%	0.34%	0.65%	0.82%	0.65%
Portfolio turnover rate	24	%(e)	58%	61%	38%	24%	46%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C15

Financial Highlights

(Unaudited)

	AST Templeton Global Bond Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013		2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.19		$11.11	$11.03	$10.82	$11.21	$12.36

Income (Loss) From Investment Operations:
Net investment income	0.08		0.22	0.30	0.34	0.44	0.85
Net realized and unrealized gain (loss) on investments	(0.89)		0.34	0.16	0.25	0.78	(1.12)

Total from investment operations	(0.81)		0.56	0.46	0.59	1.22	(0.27)

Less Distributions:	—		(0.48)	(0.38)	(0.38)	(1.61)	(0.88)

Net Asset Value, end of period	$10.38		$11.19	$11.11	$11.03	$10.82	$11.21

Total Return(a)	(7.24)%		5.23%	4.12%	5.74%	12.12%	(2.44)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$468.8		$484.1	$405.1	$421.5	$413.5	$269.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.97	%(c)	0.95%	0.95%	0.98%	0.99%	0.97%
Expenses Before Waivers and/or Expense Reimbursement	0.97	%(c)	0.98%	0.98%	0.98%	0.99%	0.97%
Net investment income	1.53	%(c)	1.97%	2.64%	2.89%	3.47%	4.17%
Portfolio turnover rate	132	%(d)	62%	88%	97%	93%	117%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

	AST Wellington Management Hedged Equity Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013(c)		2012	2011(c)	2010	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.95		$8.99	$9.34	$8.19	$6.47	$12.60

Income (Loss) From Investment Operations:
Net investment income	0.04		0.09	0.04	0.03	0.08	0.09
Net realized and unrealized gain (loss) on investments	0.73		0.90	(0.36)	1.16	1.74	(4.95)

Total from investment operations	0.77		0.99	(0.32)	1.19	1.82	(4.86)

Less Distributions:	—		(0.03)	(0.03)	(0.04)	(0.10)	(1.27)

Net Asset Value, end of period	$10.72		$9.95	$8.99	$9.34	$8.19	$6.47

Total Return(a)	7.74%		11.01%	(3.46)%	14.63%	28.43%	(42.33)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,234.5		$971.7	$547.7	$482.5	$443.6	$135.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.11	%(d)	1.12%	0.87%	0.18%	0.21%	0.20%
Expenses Before Waivers and/or Expense Reimbursement	1.12	%(d)	1.14%	0.87%	0.18%	0.21%	0.20%
Net investment income	0.81	%(d)	1.15%	0.43%	0.34%	0.95%	0.86%
Portfolio turnover rate	27	%(e)	54%	193%	48%	53%	77%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C16

Approval of Advisory Agreements

Renewal of Existing Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of eleven individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC and AST Investment Services, Inc. (together with Prudential Investments LLC, collectively referred to herein as PI) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 11-12, 2013 (the Meeting) and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.1

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

[1]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST QMA Large-Cap Portfolio, AST AQR Emerging Markets Equity Portfolio, AST QMA Emerging Markets Equity Portfolio, AST MFS Large-Cap Value Portfolio, or the AST BlackRock iShares ETF Portfolio, because each Portfolio commenced operations in 2012 or earlier in 2013, and the sole shareholder and the Board had previously approved the management and subadvisory agreements for each Portfolio during 2012 or 2013 for an initial period of two years. The Board noted that it would consider the renewal of the agreements for each Portfolio as part of its annual review of the Trust’s advisory agreements in 2014.

The Board did not consider or renew the subadvisory agreement for Loomis, Sayles & Company, L.P. at the Meeting with respect to the AST Loomis Sayles Large-Cap Growth Portfolio (formerly, AST Marsico Capital Growth Portfolio), because it had initially approved the subadvisory agreement in April 2013 for an initial period of two years. The Board noted that it would consider the renewal of the subadvisory agreement for the Portfolio as part of its annual review of the Trust’s advisory agreements in 2014.

The Board did not consider or renew the subadvisory agreement for Franklin Advisers, Inc. at the Meeting with respect to the AST Templeton Global Bond Portfolio (formerly, AST T. Rowe Price Global Bond Portfolio), because it had initially approved the subadvisory agreement in January 2013 for an initial period of two years. The Board noted that it would consider the renewal of the subadvisory agreement for the Portfolio as part of its annual review of the Trust’s advisory agreements in 2014.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM, Jennison and QMA, each of which are affiliates of PI, both separately and on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that, prior to February 2013, the management fee schedule for most of the Portfolios of the Trust did not contain breakpoints that would reduce the fee rate on assets above specified levels (with the exception of the AST J.P. Morgan International Equity Portfolio, the AST Neuberger Berman Mid-Cap Growth Portfolio, the AST Neuberger Berman /LSV Mid-Cap Value Portfolio, and the AST T. Rowe Price Large-Cap Growth Portfolio). The Board also took under consideration that, in conjunction with the February 2013 shareholder approval of a distribution and services (12b-1) plan for most Trust Portfolios, PI had reduced the management fee that it receives from each Portfolio covered under the plan by amending the Trust’s management agreement to include management fee breakpoints in the fee schedule for each Portfolio which did not previously have breakpoints in its management fee schedule, and to insert additional management fee breakpoints into the fee schedules for each Portfolio which had preexisting management fee breakpoints.

The Board received and discussed information concerning whether PI realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be.

With respect to the Portfolios of the Trust which had management fee breakpoints in their fee schedules prior to February 2013, the Board noted that with respect to the AST Neuberger Berman Mid-Cap Growth Portfolio and the AST T. Rowe Price Large-Cap Growth Portfolio, the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets these Portfolios do not realize the effect of those rate reductions. The Board took note, however, that the Portfolios’ fee structures would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which their fee rates are reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

With respect to the AST J.P. Morgan International Equity Portfolio, and the AST Neuberger Berman / LSV Mid-Cap Value Portfolio, the Board noted that the management fee schedule for each Portfolio includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at their current level of assets, the Portfolios’ effective fee rates reflected some of those rate reductions.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2012, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2012. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., (“Lipper”) an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios, to adjust expense ratios for selected Portfolios, as well as to institute new waivers or expense caps for selected Portfolios, as is specifically noted below.

In addition, the Board noted that the Administrative Services Fee that was in effect during 2012 had been subject to a tiered Administrative Services Fee waiver, pursuant to which PI waived a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio, as follows: for a Portfolio’s average daily net assets of $300 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $300 million up to and including $500 million, the Administrative Services Fee is reduced to 0.08%; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Services Fee is reduced to 0.07%; and for a Portfolio’s average daily net assets over $750 million, the Administrative Services Fee is reduced to 0.06%. The Board noted that, as a result of shareholder approval of a 12b-1 plan for most of the Portfolios of the Trust in February 2013 and the corresponding inclusion of fee breakpoints in the Portfolios’ management fee schedules, the Administrative Services Fee was discontinued in February 2013.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Cohen & Steers Realty Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five- and ten-year periods, though it underperformed its benchmark index over the one- and three-year periods.

•	The Board noted that, based on year-to-date performance information through March 2013, the Portfolio was in the first quartile of its Peer Universe.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for net total expenses was attributable to fourth quartile rankings for actual management expenses, custodian expenses and other non-management expenses.

•	The Board accepted PI’s recommendation to implement a voluntary expense cap of 0.97%, and noted that the expense cap should move total expenses into the third quartile.

•

The Board concluded that, in light of the Portfolio’s competitive long-term performance and improved performance against its Peer Universe during the first quarter of 2013, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Federated Aggressive Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	4th Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, though it underperformed its benchmark index over the three- and five-year periods.

•

The Board accepted PI’s recommendation to discontinue the existing voluntary cap on Portfolio expenses of 1.11%, in light of the fact that Portfolio expenses are 1.09%, and therefore below the existing voluntary cap.

•

The Board concluded that, in light of the Portfolio’s improved recent performance and performance over the longer-term, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Concentrated Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods, though it underperformed its benchmark index over the three-year period.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and improved performance against its Peer Universe, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-, five- and ten-year periods.

•

The Board further noted that the Portfolio’s current subadviser had assumed subadvisory responsibilities in May 2011, and therefore the Portfolio’s prior long-term performance record was not attributable solely to the Portfolio’s current subadviser.

•

The Board concluded that, in light of the Portfolio’s recently improved performance against its benchmark index and Peer Universe, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fee: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods, though it underperformed its benchmark by 0.02% over the three-year period.

•	The Board accepted PI’s recommendation to implement a contractual management fee waiver of 0.10% through June 30, 2014.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance over longer periods, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Herndon Large-Cap Value Portfolio (formerly, AST BlackRock Value Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten year period, though it underperformed its benchmark index over the one-, three- and five-year periods.

•

The Board noted that, based on a recommendation by PI, it had approved an agreement with a new subadviser to replace the Portfolio’s existing subadviser, to become effective during the third quarter of 2013.

•

The Board concluded that in light of the pending change in subadvisers for the Portfolio, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement in anticipation of that change.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over all periods.

•

The Board further noted that the Portfolio’s historical performance did not reflect the recent appointments of additional subadvisers, Jennison Associates LLC, which began managing Portfolio assets in May 2012, or Neuberger Berman Management LLC, which was appointed to subadvise the Portfolio in April 2013.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and against its Peer Universe over the one- and three-year periods, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that in light of the Portfolio’s competitive performance against its benchmark index, and Peer Universe over the longer term, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-year period.

•

The Board also noted information provided by PI indicating that, although the Portfolio’s performance ranked in the third quartile over the one-year period, the Portfolio was ranked in the 59th percentile of the Peer Universe.

•

The Board concluded that, in light of the Portfolio’s outperformance against its benchmark index over the one-year period in its Peer Universe, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one- and three-year periods.

•

The Board considered information provided by PI indicating that the Portfolio’s disappointing performance was attributable to a variety of factors, including the fact that the market had favored higher quality, defensive stocks while the Portfolio had invested in stocks with a higher risk element.

•	The Board noted that PI accepted its request to implement a contractual management fee waiver of 0.05% through June 30, 2014.

•	The Board accepted PI’s recommendation to implement a voluntary expense cap of 0.80%, and noted that the expense cap should move total expenses into the third quartile.

•

The Board concluded that it was reasonable to continue to monitor the Portfolio’s future performance and consider strategic alternatives, and therefore, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan International Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and Peer Universe, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-, five- and ten-year periods.

•	The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.74%.

•

The Board concluded that, in light of the Portfolio’s recently improved performance against its benchmark index and Peer Universe, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

AST Loomis Sayles Large-Cap Growth Portfolio (formerly, AST Marsico Capital Growth Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	2nd Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed over the one-, three- and five-year periods.

•

The Board noted that, based on a recommendation by PI, it had approved a new subadvisory agreement with a new subadviser to replace the Portfolio’s previous subadviser, to become effective during the third quarter of 2013.

•	The Board concluded that in light of the pending change in subadvisers for the Portfolio, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Global Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and its Peer Universe, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, though it underperformed its benchmark index over the three- and five-year periods.

•	The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.80% in light of the Fund’s recent improved performance.

•	The Board concluded that, in light of the Portfolio’s recently improved performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods, though it underperformed its benchmark index over the ten-year period.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and its Peer Universe, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman Mid-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and ten-year periods, though it underperformed its benchmark index over the one- and five-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance over longer periods, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one-, three- and ten-year periods.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its Peer Universe, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Parametric Emerging Markets Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one and ten-year periods.

•

The Board noted that one of the Portfolio’s subadvisers had been replaced by a new subadviser during April 2012, and as a result, the Portfolio’s performance record did not fully reflect the Portfolio’s current subadvisory arrangements.

•

The Board concluded that, in light of the Portfolio’s recent change in subadvisers and competitive performance over longer periods, it would be in the best interests of the Portfolio and its shareholder to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Equity Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three-, five- and ten-year periods.

•

The Board noted that because the Portfolio appointed a new subadviser in October 2011 and implemented corresponding changes to the Portfolio’s investment policies, the Portfolio’s performance record did not fully reflect the current management and operation of the Portfolio.

•	The Board concluded that, in light of the Portfolio’s recently improved performance, it would be in the best interests of the Portfolio and its shareholder to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods, although it underperformed its benchmark index over the three-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, five- and ten-year periods.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and recently improved performance against its Peer Universe, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Templeton Global Bond Portfolio (formerly, AST T. Rowe Price Global Bond Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that earlier in 2013, the Portfolio’s then existing subadviser had been replaced by a new subadviser, and that the new subadviser had assumed responsibility for managing the Portfolio in April 2013.

•	The Board accepted PI’s recommendation to implement a voluntary expense cap of 0.93%, and noted that the expense cap should move total expenses into the third quartile.

•

The Board concluded that in light of the recent change in Portfolio subadvisers and competitive performance against its benchmark index, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Hedged Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods, though it underperformed its benchmark index over the five-year period.

•

The Board noted PI’s assertion that the Portfolio’s performance against its Peer Universe was negatively affected by its option strategy, which was designed to mitigate capital losses in adverse markets, but hampered performance in strong equity markets.

•

The Board noted that because the Portfolio appointed a new subadviser in May 2011 and implemented corresponding changes to the Portfolio’s investment policies at that time, most of the Portfolio’s historical performance record was not attributable to the current management or operation of the Portfolio.

•	The Board accepted PI’s recommendation to implement a voluntary expense cap of 0.87%, and noted that the expense cap should move total expenses into the third quartile.

•

The Board concluded that, in light of the Portfolio’s recent competitive performance against its benchmark index and limited performance record of the current subadviser, it would be in the best interests of the Portfolio and its shareholder to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its shareholders.

Approval of New Management and Subadvisory Agreements

Approval of New Subadvisory Agreement: AST AQR Emerging Markets Equity Portfolio

Initial Approval of the Portfolio’s Subadvisory Agreement

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of Advanced Series Trust (the Trust) considered the proposed subadvisory agreement (Subadvisory Agreement) between Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) and AQR Capital Management, LLC (AQR), with respect to the AST AQR Emerging Markets Equity Portfolio (the Portfolio) prior to the Portfolio’s commencement of operations. The Board, including all of the Independent Trustees, met on June 13-15, 2012 and approved the Subadvisory Agreement for an initial two year period, after concluding that approval of the Subadvisory Agreement was in the best interest of the Portfolio and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; comparable performance information; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the Advisory Agreements; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager and the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on June 13-15, 2012. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreements with respect to the Portfolio.

The Trustees determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that in connection with the renewal of the Management Agreement, it had received and considered information about the Manager at the June 2011 Board meetings, and concluded that it was satisfied with the nature, quality, and extent of services provided by the Manager under the management agreement covering the other portfolios of the Trust. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by the Manager under the amended Management Agreement covering the Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to the Subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio under the Subadvisory Agreement. The Board considered, among other things, the background and experience of the portfolio managers for the Subadviser. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the Subadviser. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) regarding the Subadviser. The Board concluded that with respect to the Subadviser, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

Because the Portfolio had not yet commenced operations, no actual investment performance of the Portfolio existed for Board review. The Board, however, received and considered information regarding the investment performance of other accounts managed by the Subadviser utilizing an investment strategy similar to the strategy proposed for the Portfolio. The Board concluded that it was satisfied with the performance records of the Subadviser.

While there was no historical performance information of the Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees and estimated overall expense ratio for the Portfolio. The Board considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the Portfolio were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Trust portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

Based on the materials provided to the Board and the presentations made by the Manager and the Subadviser, the Board concluded that approving the Advisory Agreement was in the best interests of the Portfolio and its shareholders.

Approval of New Management Agreement: AST AQR Emerging Markets Equity Portfolio

Approval of New Management Agreement

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered the proposed management agreement (the Management Agreement) with Prudential Investments LLC (the Manager) relating to the AST AQR Emerging Markets Equity Portfolio (the Portfolio). The Board, including all of the Independent Trustees, met on January 28, 2013 and approved the Management Agreement for an initial two year period, after concluding that approval of the Management Agreement was in the best interest of the Portfolio.

In advance of the meeting, the Board requested and received materials relating to the Management Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Management Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager; comparable performance information; the fees proposed to be paid by the Portfolio to the Manager under the Management Agreement; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager. In connection with its deliberations, the Board considered information provided by the Manager at or in advance of the meeting on January 28, 2013. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Management Agreement with respect to the Portfolio.

The Board determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to the Management Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Management Agreement and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Management Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of the Trust at the June 13-15, 2012 Board meetings, and concluded that it was satisfied with the nature, quality, and extent of services provided by the Manager under the management agreement covering the other Trust portfolios. The Board noted that the Management Agreement is identical to the management agreement previously approved by the Board at the June 13-15, 2012 meeting with respect to the Portfolio, except that AST Investment Services, Inc. (ASTIS) is not a party to the Management Agreement. The Board noted that PI represented that the removal of ASTIS as a co-manager will not reduce or modify in any way the nature or level of advisory services provided to the Portfolio. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by the Manager under the Management Agreement covering the Portfolio would be similar in nature to those under the management agreement approved in June 2012.

Performance

Because the Portfolio had not yet commenced operations, no investment performance information for the Portfolio existed for Board review. While there was no historical performance information of the Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered that the management fee under the Management Agreement will not change from the current management agreement, which was approved by the Board at the June 2012 Board meetings. The Board concluded that the management fee for the Portfolio under the Management Agreement was reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager

The Board noted that the amended Management Agreement is identical to the management agreement previously renewed by the Board at the June 13-15, 2012 Board meetings, except that the amended Management Agreement provides that ASTIS will no longer serve as a co-manager of the Portfolio. The Board noted that potential “fall-out” or ancillary benefits anticipated to be received by PI in connection with the Portfolio were considered as part of the approval of the Portfolio’s advisory agreements at the June 13-15, 2012 Board meetings. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Management Agreement was in the best interest of the Portfolio.

Approval of New Management and Subadvisory Agreements: AST QMA Emerging Markets Equity Portfolio

Initial Approval of the Portfolio’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered the proposed management agreement with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) and the proposed subadvisory agreements with Quantitative Management Associates LLC (QMA or the Subadviser), with respect to the AST QMA Emerging Markets Equity Portfolio (the Portfolio) prior to the Portfolio’s commencement of operations. The Board, including all of the Independent Trustees, met on September 24-26, 2012 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Portfolio.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; performance information; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the agreements; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager and the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on September 24-26, 2012. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Portfolio.

The Board determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of the Trust at the June 13-15, 2012 meetings, and concluded that it was satisfied with the nature, quality and extent of services provided by the Manager under the management agreement. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the amended management agreement covering the Portfolio would be similar in nature to those provided under the existing management agreement.

With respect to the Subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio under the new subadvisory agreement. The Board considered, among other things, the background and experience of the portfolio managers for the Subadviser. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the Subadviser. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer regarding the Subadviser. The Board concluded that with respect to the Subadviser, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

Because the Portfolio had not yet commenced operations, no investment performance for the Portfolio existed for Board review. The Board, however, received and considered information regarding the Subadviser’s investment performance in funds and accounts that use investment strategies similar to the ones used by the Portfolio. The Board concluded that it was satisfied with the performance record of the Subadviser.

Fee Rates

The Board considered the proposed management fee and subadvisory fees and the estimated overall expense ratio for the Portfolio. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the Portfolio were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Trust portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that the approval of the investment advisory and subadvisory agreement was in the best interests of the Portfolio.

Approval of New Subadvisory Agreement: AST Templeton Global Bond Portfolio

(formerly, AST T. Rowe Price Global Bond Portfolio)

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered a proposed subadvisory agreement among Prudential Investments LLC (PI), AST Investment Services, Inc. (ASTIS, and together with PI, the Manager) and Franklin Advisers, Inc. (the Subadviser). The subadvisory agreement (the Subadvisory Agreement) relates to the appointment of the Subadviser to replace T. Rowe Price Associates, Inc. and T. Rowe Price International, Ltd. (collectively, T. Rowe Price) as the new subadviser to the AST T. Rowe Price Global Bond Portfolio (the Portfolio). The Board, including a majority of the Independent Trustees, met on January 28, 2013 and approved the Subadvisory Agreement for an initial two year period, after concluding that approval of the Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

In advance of the meeting, the Board requested and received materials relating to the Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Subadviser; comparable performance information; the fees paid by the Portfolio to the Manager; the fees paid by the Manager to the Subadviser; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meeting on January 28, 2013. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Subadvisory Agreement with respect to the Portfolio.

The Board determined that the overall arrangements among the Manager and the Subadviser are appropriate in light of the services to be performed and the fee arrangement under the Subadvisory Agreement and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Subadvisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by T. Rowe Price under the current subadvisory agreement and those that would be provided by the Subadviser under the proposed Subadvisory Agreement, noting that the nature and extent of services under the existing and new agreements were generally similar in that T. Rowe Price and the Subadviser were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers of the Subadviser. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Subadviser. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Subadviser. The Board also considered the Subadviser’s experience and reputation in managing other portfolios of the Trust.

The Board concluded that, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

The Board received and considered information regarding the Subadviser’s investment performance in funds and accounts that use investment strategies similar to the one to be used by the Subadviser for the Portfolio. The Board concluded that it was satisfied with the performance record of the Subadviser.

Fee Rates

The Board considered the proposed subadvisory fee rate payable from the Manager to the Subadviser and the Subadvisory Agreement. The Board considered that the subadvisory fee rate for the Subadviser was higher than that for T. Rowe Price. The Board concluded that any change to the net investment management fee to be retained by the Manager under the Subadvisory Agreement would be reviewed in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee was reasonable.

Profitability

Because the engagement of the Subadviser is new, there is no historical profitability information with respect to the proposed subadvisory arrangements for the Portfolio. As a result, the Board did not consider this factor. The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedules for the Portfolio contained breakpoints that reduce the fee rate on assets above specified levels. The Board also noted that it would consider economies of scale in connection with the annual approval review of advisory agreements.

Other Benefits to the Subadviser

The Board considered potential “fall out” or ancillary benefits anticipated to be received by the Subadviser and its affiliates in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Subadviser included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

Approval of New Management and Subadvisory Agreements: AST QMA Large-Cap Portfolio

Initial Approval of the Portfolio’s Advisory Agreements

As required by the Investment Company Act of 1940 as amended (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered the proposed management agreement (the Management Agreement) with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with Quantitative Management Associates LLC (QMA or the Subadviser), with respect to the AST QMA Large-Cap Portfolio (the Portfolio) prior to the Portfolio’s commencement of operations. The Board, including a majority of the Independent Trustees, met on January 28, 2013 and approved the Advisory Agreements for an initial two year period, after concluding that approval of the Advisory Agreements was in the best interest of the Portfolio.

In advance of the meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; comparable performance information; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the Advisory Agreements; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager and the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meeting on January 28, 2013. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreements with respect to the Portfolio.

The Board determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of the Trust at the June 13-15, 2012 Board meetings, and concluded that it was satisfied with the nature, quality, and extent of services provided by the Manager under the management agreement covering the other Trust portfolios. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by the Manager under the amended Management Agreement covering the Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to the Subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio under the Subadvisory Agreement. The Board considered, among other things, the background and experience of the portfolio managers for the Subadviser. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the Subadviser. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) regarding the Subadviser. The Board concluded that with respect to the Subadviser, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

Because the Portfolio had not yet commenced operations, no investment performance information for the Portfolio existed for Board review. The Board, however, received and considered information regarding the investment performance of other accounts managed by the Subadviser utilizing an investment strategy similar to the strategy proposed for the Portfolio. The Board concluded that it was satisfied with the performance records of the Subadviser.

While there was no historical performance information of the Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees and estimated overall expense ratio for the Portfolio. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the Portfolio were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser and their affiliates in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Trust portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interest of the Portfolio.

Approval of New Management and Subadvisory Agreements: AST BlackRock iShares ETF Portfolio

Initial Approval of the Portfolio’s Advisory Agreements

As required by the Investment Company Act of 1940, the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered the proposed management agreement (the Management Agreement) with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with BlackRock Financial Management, Inc. (BlackRock or the Subadviser), with respect to the AST BlackRock ETF Asset Allocation Portfolio (the Portfolio) prior to the Portfolio’s commencement of operations. The Board, including a majority of the Independent Trustees, met on January 28, 2013 and approved the Advisory Agreements for an initial two year period, after concluding that approval of the Advisory Agreements was in the best interest of the Portfolio.

In advance of the meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; performance information; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the Advisory Agreements; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager and the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on November 12-14, 2012 and on January 28, 2013. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreements with respect to the Portfolio.

The Board determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of the Trust at the June 13-15, 2012 Board meetings, and concluded that it was satisfied with the nature, quality, and extent of services provided by the Manager under the management agreement covering the other Trust portfolios. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by the Manager under the amended Management Agreement covering the Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to the Subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio under the Subadvisory Agreement. The Board considered, among other things, the background and experience of the portfolio managers for the Subadviser. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the Subadviser. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) regarding the Subadviser. The Board concluded that with respect to the Subadviser, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

Because the Portfolio had not yet commenced operations, no investment performance information for the Portfolio existed for Board review. The Board, however, received and considered information regarding the investment performance of other accounts managed by the Subadviser and simulated returns based on the strategy proposed for the Portfolio. The Board concluded that it was satisfied with the performance records of the Subadviser.

While there was no historical performance information of the Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees, fee waivers and limitations, and estimated overall expense ratio for the Portfolio. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the Portfolio were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser and their affiliates in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Trust portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interest of the Portfolio.

Approval of New Management and Subadvisory Agreements: AST QMA Large-Cap Portfolio

Initial Approval of the Portfolio’s Advisory Agreements

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered the proposed management agreement (the Management Agreement) with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with Quantitative Management Associates LLC (QMA or the Subadviser), with respect to the AST QMA Large-Cap Portfolio (the Portfolio) prior to the Portfolio’s commencement of operations. The Board, including a majority of the Independent Trustees, met on January 28, 2013 and approved the Advisory Agreements for an initial two year period, after concluding that approval of the Advisory Agreements was in the best interest of the Portfolio.

In advance of the meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; comparable performance information; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the Advisory Agreements; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager and the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meeting on January 28, 2013. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreements with respect to the Portfolio.

The Board determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of the Trust at the June 13-15, 2012 Board meetings, and concluded that it was satisfied with the nature, quality, and extent of services provided by the Manager under the management agreement covering the other AST portfolios. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by the Manager under the amended Management Agreement covering the Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to the Subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio under the Subadvisory Agreement. The Board considered, among other things, the background and experience of the portfolio managers for the Subadviser. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the Subadviser. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) regarding the Subadviser. The Board concluded that with respect to the Subadviser, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

Because the Portfolio had not yet commenced operations, no investment performance information for the Portfolio existed for Board review. The Board, however, received and considered information regarding the investment performance of other accounts managed by the Subadviser utilizing an investment strategy similar to the strategy proposed for the Portfolio. The Board concluded that it was satisfied with the performance records of the Subadviser.

While there was no historical performance information of the Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees and estimated overall expense ratio for the Portfolio. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the Portfolio were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser and their affiliates in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Trust portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interest of the Portfolio.

Approval of New Subadvisory Agreement: AST Herndon Large-Cap Value Portfolio

(formerly, AST BlackRock Value Portfolio)

Approval of a New Subadvisory Agreement

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered a proposed subadvisory agreement among Prudential Investments LLC (PI), AST Investment Services, Inc. (ASTIS, and together with PI, the Manager) and Herndon Capital Management, LLC (the Subadviser) for the AST BlackRock Value Portfolio (the Portfolio). The subadvisory agreement with the Subadviser (the Subadvisory Agreement) relates to the appointment of the Subadviser to replace BlackRock Investment Management, LLC (BlackRock) as the new subadviser to the Portfolio. The Board, including all of the trustees who were not parties to the Subadvisory Agreement and were not interested persons of those parties, as defined in the 1940 Act (the Independent Trustees), met on June 12, 2013 and approved the Subadvisory Agreement for an initial two year period and changing the name of the Portfolio to the AST Herndon Large-Cap Value Portfolio, after concluding that approval of the Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

In advance of the meeting, the Board requested and received materials relating to the Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Subadviser; comparable performance information; the fees paid by the Manager to the Subadviser; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meeting on June 12, 2013. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Subadvisory Agreement with respect to the Portfolio.

The Board determined that the overall arrangements among the Manager and the Subadviser are appropriate in light of the services to be performed and the fee arrangement under the Subadvisory Agreement and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Subadvisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by BlackRock under the current subadvisory agreement and those that would be provided by the Subadviser under the proposed Subadvisory Agreement, noting that the nature and extent of services under the existing and new agreements were generally similar in that BlackRock and the Subadviser were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers of the Subadviser. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Subadviser. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Subadviser.

The Board concluded that, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

The Board received and considered information regarding the Subadviser’s investment performance in funds and accounts that use investment strategies similar to the one to be used by the Subadviser for the Portfolio. The Board concluded that it was satisfied with the performance record of the Subadviser.

Fee Rates

The Board considered the proposed subadvisory fee rate payable from the Manager to the Subadviser under the Subadvisory Agreement. The Board considered that the subadvisory fee rate for the Subadviser was lower than that for BlackRock. The Board noted that the lower subadvisory fee rate would result in an increase in the net investment management fee to be retained by the Manager, and therefore the Manager agreed to waive a portion of the management fee paid by the Portfolio to the Manager. The Board noted that it would review the management fee paid to the Manager by the Portfolio in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee was reasonable.

Profitability

Because the engagement of the Subadviser is new, there is no historical profitability information with respect to the proposed subadvisory arrangement for the Portfolio. As a result, the Board did not consider this factor. The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedule for the Portfolio contained breakpoints that reduced the fee rate on assets above specified levels. The Board noted that it would consider economies of scale in connection with the annual reviews of advisory agreements.

Other Benefits to the Subadviser

The Board considered potential “fall out” or ancillary benefits anticipated to be received by the Subadviser and its affiliates in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Subadviser included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

Approval of New Subadvisory Agreement: AST Loomis Sayles Large-Cap Growth Portfolio

(formerly, AST Marsico Capital Growth Portfolio)

Approval of a New Subadvisory Agreement

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered a proposed subadvisory agreement among Prudential Investments LLC (PI), AST Investment Services, Inc. (ASTIS, and together with PI, the Manager) and Loomis, Sayles & Company, L.P. (the Subadviser) for the AST Marsico Capital Growth Portfolio (the Portfolio). The subadvisory agreement with the Subadviser (the Subadvisory Agreement) relates to the appointment of the Subadviser to replace Marsico Capital Management, LLC (Marsico) as the new subadviser to the Portfolio. The Board, including all of the trustees who were not parties to the Subadvisory Agreement and were not interested persons of those parties, as defined in the 1940 Act (the Independent Trustees), met on April 23, 2013 and approved the Subadvisory Agreement for an initial two year period and changing the name of the Portfolio to the AST Loomis Sayles Large-Cap Growth Portfolio, after concluding that approval of the Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

In advance of the meeting, the Board requested and received materials relating to the Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Subadviser; comparable performance information; the fees paid by the Manager to the Subadviser; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meeting on April 23, 2013. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Subadvisory Agreement with respect to the Portfolio.

The Board determined that the overall arrangements among the Manager and the Subadviser are appropriate in light of the services to be performed and the fee arrangement under the Subadvisory Agreement and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Subadvisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by Marsico under the current subadvisory agreement and those that would be provided by the Subadviser under the proposed Subadvisory Agreement, noting that the nature and extent of services under the existing and new agreements were generally similar in that Marsico and the Subadviser were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers of the Subadviser. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Subadviser. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Subadviser.

The Board concluded that, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

The Board received and considered information regarding the Subadviser’s investment performance in funds and accounts that use investment strategies similar to the one to be used by the Subadviser for the Portfolio. The Board concluded that it was satisfied with the performance record of the Subadviser.

Fee Rates

The Board considered the proposed subadvisory fee rate payable from the Manager to the Subadviser under the Subadvisory Agreement. The Board considered that the subadvisory fee rate for the Subadviser was lower than that for Marsico. The Board noted that the lower subadvisory fee rate would result in an increase in the net investment management fee to be retained by the Manager, and therefore the Manager agreed to waive a portion of the management fee paid by the Portfolio to the Manager. The Board noted that it would review the management fee paid to the Manager by the Portfolio in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee was reasonable.

Profitability

Because the engagement of the Subadviser is new, there is no historical profitability information with respect to the proposed subadvisory arrangement for the Portfolio. As a result, the Board did not consider this factor. The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedule for the Portfolio did not contain breakpoints and therefore the subadvisory fee rate would not be reduced on assets above any specified levels. The Board noted that it would consider economies of scale in connection with the annual reviews of advisory agreements.

Other Benefits to the Subadviser

The Board considered potential “fall out” or ancillary benefits anticipated to be received by the Subadviser and its affiliates in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Subadviser included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

Approval of New Subadvisory Agreement: AST International Growth Portfolio

Approval of New Subadvisory Agreement

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered a proposed subadvisory agreement among Prudential Investments LLC (PI), AST Investment Services, Inc. (ASTIS, and together with PI, the Manager) and Neuberger Berman Management LLC (the Subadviser) for the AST International Growth Portfolio (the Portfolio). The subadvisory agreement for the Portfolio (the Subadvisory Agreement) relates to the appointment of the Subadviser to replace Marsico Capital Management, LLC (Marsico) as the new subadviser for the sleeve of the Portfolio previously subadvised by Marsico. The Board, including all of the trustees who were not parties to the Subadvisory Agreement and were not interested persons of those parties, as defined in the 1940 Act (the Independent Trustees), met on April 23, 2013 and approved the Subadvisory Agreement for an initial two year period, after concluding that approval of the Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

In advance of the meeting, the Board requested and received materials relating to the Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Subadviser; comparable performance information; the fees paid to the Subadviser by the Manager with respect to the Portfolio; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager with respect to the Portfolio and by the Subadviser at or in advance of the meeting on April 23, 2013. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Subadvisory Agreement with respect to the Portfolio.

The Board determined that the overall arrangements among the Manager and the Subadviser with respect to the Portfolio are appropriate in light of the services to be performed and the fee arrangements under the Subadvisory Agreement and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determination to approve the Subadvisory Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Portfolios by Marsico under the current subadvisory agreement and those that would be provided by the Subadviser under the proposed Subadvisory Agreement, noting that the nature and extent of services under the existing and new agreement were generally similar in that Marsico and the Subadviser were each required to provide day-to-day portfolio management services and comply with all policies of the Portfolio and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers of the Subadviser. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Subadviser. The Board noted that it received favorable compliance reports from their Chief Compliance Officer as to the Subadviser. The Board also considered the Subadviser’s experience and reputation in managing other portfolios of the Trust.

The Board concluded that, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that the Board would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

The Board received and considered information regarding the Subadviser’s investment performance in funds and accounts that use investment strategies similar to the one to be used by the Subadviser for the Portfolio. The Board concluded that it was satisfied with the performance record of the Subadviser.

Fee Rates

The Board considered the proposed subadvisory fee rates payable from the Manager to the Subadviser with respect to the Portfolio. The Board considered that the subadvisory fee rates for the Subadviser were lower than that for Marsico with respect to the Portfolio. The Board noted that the lower subadvisory fee rates would result in increases in the net investment management fees with respect to the Portfolio, and therefore the Manager agreed to waive a portion of the management fee paid by the Portfolio to the Manager. The Board noted that it would review the management fees paid with respect to the Portfolio in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee rate was reasonable.

Profitability

Because the engagement of the Subadviser is new, there is no historical profitability information with respect to the proposed subadvisory arrangement for the Portfolio. As a result, the Board did not consider this factor. The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedule for the Portfolio contained breakpoints that reduce the fee rates on assets above specified levels. The Board noted that it would consider economies of scale in connection with the annual reviews of advisory agreements.

Other Benefits to the Subadviser

The Board considered potential “fall out” or ancillary benefits anticipated to be received by the Subadviser and its affiliates in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Subadviser included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Subadvisory Agreement was in the best interests of the Portfolio and its beneficial shareholders.

Proxy Voting Results (Unaudited)

1. At special joint meetings of each Portfolio of the Trust held on February 14, 2013, shareholders of the Trust’s Portfolios approved the election of the following individuals to the Trust’s Board of Trustees:

Susan Davenport Austin
For	14,856,658,813.544
Withheld	601,523,836.517

Sherry S. Barrat
For	14,875,516,907.467
Withheld	582,665,742.594

Kay Ryan Booth
For	14,875,526.371.420
Withheld	582,656,278.641

Timothy S. Cronin
For	14,893,388,068.436
Withheld	564,794,581.625

Delayne Dedrick Gold
For	14,831,761,608.273
Withheld	626,421,041.788

Robert F. Gunia
For	14,871,016,149.621
Withheld	587,166,500.440

W. Scott McDonald, Jr.
For	14,845,060,424.795
Withheld	613,122,225.266

Thomas T. Mooney
For	14,857,386,432.828
Withheld	600,796,217.233

Thomas M. O’Brien
For	14,883,706,788.023
Withheld	574,475,862.038

Robert F. O’Donnell
For	14,887,600,982.090
Withheld	570,581,667.971

F. Don Schwartz
For	14,825,543,871.654
Withheld	632,638,778.407

2. At special joint meetings of the indicated Portfolios of the Trust held on February 14, 2013, shareholders of each Portfolio approved a proposal to adopt a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

AST Herndon Large-Cap Value Portfolio (formerly, AST BlackRock Value Portfolio)

	Shares Voted	%Voted
For	87,575,697.070	92.212%
Against	2,741,768.232	2.887%
Abstain	4,654,834.723	4.901%

AST Cohen & Steers Realty Portfolio

	Shares Voted	%Voted
For	79,088,471.172	93.307%
Against	2,571,075.782	3.033%
Abstain	3,102,336.988	3.660%

AST Federated Aggressive Growth Portfolio

	Shares Voted	%Voted
For	62,954,528.369	92.015%
Against	2,496,587.129	3.649%
Abstain	2,966,912.549	4.336%

AST Goldman Sachs Large-Cap Value Portfolio

	Shares Voted	%Voted
For	75,169,472.683	92.486%
Against	2,593,217.108	3.191%
Abstain	3,514,029,045	4.323%

AST Goldman Sachs Mid-Cap Growth Portfolio

	Shares Voted	%Voted
For	97,160,336.709	93.249%
Against	3,013,783.890	2.892%
Abstain	4,021,064.639	3.859%

AST Goldman Sachs Small-Cap Value Portfolio

	Shares Voted	%Voted
For	42,124,826.681	92.337%
Against	1,626,558.096	3.565%
Abstain	1,869,658.468	4.098%

AST International Growth Portfolio

	Shares Voted	%Voted
For	196,394,147.515	92.835%
Against	5,202,053.796	2.459%
Abstain	9,955,687.610	4.706%

AST International Value Portfolio

	Shares Voted	%Voted
For	127,610,684.182	93.859%
Against	2,897,353.347	2.131%
Abstain	5,452,061.594	4.010%

AST Jennison Large-Cap Growth Portfolio

	Shares Voted	%Voted
For	86,502,575.015	91.217%
Against	3,835,028.887	4.044%
Abstain	4,494,083.989	4.739%

AST Jennison Large-Cap Value Portfolio

	Shares Voted	%Voted
For	102,133,980.641	92.367%
Against	4,467,188.411	4.040%
Abstain	3,972,968.43	3.593%

AST J.P. Morgan International Equity Portfolio

	Shares Voted	%Voted
For	15,754,936.023	92.895%
Against	434,716.473	2.563%
Abstain	770,448.003	4.542%

AST Large-Cap Value Portfolio

	Shares Voted	%Voted
For	117,895,280.571	93.398%
Against	2,403,430.830	1.904%
Abstain	5,930,390.098	4.698%

AST Loomis Sayles Large-Cap Growth Portfolio (formerly, AST Marsico Capital Growth Portfolio)

	Shares Voted	%Voted
For	103,228,149.325	92.924%
Against	3,036,016.811	2.733%
Abstain	4,824,675.123	4.343%

AST MFS Global Equity Portfolio

	Shares Voted	%Voted
For	26,279.048.888	92.598%
Against	884,603.791	3.117%
Abstain	1,216,069.625	4.284%

AST MFS Growth Portfolio

	Shares Voted	%Voted
For	139,130,081.663	91.639%
Against	4,534,792.251	2.987%
Abstain	8,159,230.390	5.374%

AST MFS Large-Cap Value Portfolio

	Shares Voted	%Voted
For	45,744,706.924	72.576%
Against	8,391,193.398	13.313%
Abstain	8,894,174.710	14.111%

AST Mid-Cap Value Portfolio

	Shares Voted	%Voted
For	44,456,722.219	92.587%
Against	1,376,094.208	2.866%
Abstain	2,183,357.664	4.547%

AST Neuberger Berman Mid-Cap Growth Portfolio

	Shares Voted	%Voted
For	25,096,365.128	92.062%
Against	826,152.055	3.030%
Abstain	1,337,971.004	4.908%

AST Neuberger Berman/LSV Mid-Cap Value Portfolio

	Shares Voted	%Voted
For	26,832,443.070	92.040%
Against	788,515.033	2.705%
Abstain	1,529,409.430	5.246%

AST Parametric Emerging Markets Equity Portfolio

	Shares Voted	%Voted
For	137,693,258.788	93.139%
Against	4,874,129.425	3.297%
Abstain	5,269,129.502	3.564%

AST Goldman Sachs Concentrated Growth Portfolio

	Shares Voted	%Voted
For	39,096,209.356	91.498%
Against	1,384,932.641	3.241%
Abstain	2,247,990.947	5.261%

AST Small-Cap Growth Portfolio

	Shares Voted	%Voted
For	27,026,375.085	91.993%
Against	1,043,167.381	3.551%
Abstain	1,309,187.644	4.456%

AST Small-Cap Value Portfolio

	Shares Voted	%Voted
For	52,776,173.987	92.816%
Against	1,608,554.889	2.829%
Abstain	2,476,373.896	4.355%

AST T. Rowe Price Equity Income Portfolio

	Shares Voted	%Voted
For	230,669,103.374	93.223%
Against	7,069,494.077	2.857%
Abstain	9,699,727.015	3.920%

AST T. Rowe Price Large-Cap Growth Portfolio

	Shares Voted	%Voted
For	129,262,604.943	92.294%
Against	4,432.974.989	3.165%
Abstain	6,360,172.734	4.541%

AST T. Rowe Price Natural Resources Portfolio

	Shares Voted	%Voted
For	34,242,068.169	92.713%
Against	1,187,151.981	3.214%
Abstain	1,504,429.336	4.073%

AST Templeton Global Bond Portfolio (formerly, AST T. Rowe Price Global Bond Portfolio)

	Shares Voted	%Voted
For	39,466,962.895	92.392%
Against	1,278.221.726	2.992%
Abstain	1,971,949.192	4.616%

AST Wellington Management Hedged Equity Portfolio

	Shares Voted	%Voted
For	88,152,352.495	92.834%
Against	3,122,682.508	3.289%
Abstain	3,682,045,706	3.877%

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

All are Prudential Financial companies, and each is solely responsible for its financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229492-00003-00    AST-SAR-A

ADVANCED SERIES TRUST

SEMIANNUAL REPORT •  JUNE 30, 2013

This report is one of several that provides financial information about certain investment choices available under variable annuity contracts. Based on the variable annuity contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Bond Portfolio 2015
AST Bond Portfolio 2016
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Bond Portfolio 2023
AST Bond Portfolio 2024
AST Global Real Estate Portfolio
AST High Yield Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Prudential Core Bond Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Western Asset Emerging Markets Debt Portfolio

For information about enrolling in e-Delivery, please refer to the instructions below. Thank you.

Individual Annuity Contract Owners - To receive your reports online, go to www.annuities.prudential.com/investor/edelivery, or scan the code below.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2013

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Bond Portfolio 2015	A1
	AST Bond Portfolio 2016	A12
	AST Bond Portfolio 2017	A24
	AST Bond Portfolio 2018	A39
	AST Bond Portfolio 2019	A54
	AST Bond Portfolio 2020	A68
	AST Bond Portfolio 2021	A81
	AST Bond Portfolio 2022	A94
	AST Bond Portfolio 2023	A109
	AST Bond Portfolio 2024	A124
	AST Global Real Estate Portfolio	A135
	AST High Yield Portfolio	A140
	AST Lord Abbett Core Fixed Income Portfolio	A175
	AST Neuberger Berman Core Bond Portfolio	A191
	AST Prudential Core Bond Portfolio	A201
	AST QMA US Equity Alpha Portfolio	A239
	AST Quantitative Modeling Portfolio	A252
	AST Western Asset Core Plus Bond Portfolio	A255
	AST Western Asset Emerging Markets Debt Portfolio	A288

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2013

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Robert F. O’Donnell

President,

Advanced Series Trust	July 31, 2013

Advanced Series Trust Presentation of Portfolio Holdings	June 30, 2013

AST Bond 2015
Allocation	(% of Net Assets	)
Corporate Bonds	23.5%
U.S. Government Agency Obligations	22.6%
U.S. Treasury Obligations	15.2%
Commercial Mortgage-Backed Securities	9.3%
Asset-Backed Securities	7.6%

AST Bond 2016
Allocation	(% of Net Assets	)
Corporate Bonds	17.8%
U.S. Government Agency Obligations	16.9%
Commercial Mortgage-Backed Securities	8.0%
U.S. Treasury Obligations	6.4%
Asset-Backed Securities	6.2%

AST Bond 2017
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	26.9%
Corporate Bonds	11.6%
U.S. Treasury Obligations	9.9%
Asset-Backed Securities	8.6%
Commercial Mortgage-Backed Securities	7.0%

AST Bond 2018
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	33.2%
Corporate Bonds	12.6%
Asset-Backed Securities	10.0%
Commercial Mortgage-Backed Securities	9.2%
U.S. Treasury Obligations	9.0%

AST Bond 2019
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	21.2%
U.S. Treasury Obligations	12.9%
Commercial Mortgage-Backed Securities	8.6%
Corporate Bonds	8.3%
Asset-Backed Securities	7.5%

AST Bond 2020
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	14.8%
Corporate Bonds	9.4%
U.S. Treasury Obligations	9.0%
Commercial Mortgage-Backed Securities	8.9%
Asset-Backed Securities	5.6%

AST Bond 2021
Allocation	(% of Net Assets	)
Commercial Mortgage-Backed Securities	26.6%
Corporate Bonds	21.5%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	13.6%
Sovereigns	6.4%

AST Bond 2022
Allocation	(% of Net Assets	)
Commercial Mortgage-Backed Securities	29.1%
Corporate Bonds	22.6%
Asset-Backed Securities	13.3%
U.S. Government Agency Obligations	8.0%
U.S. Treasury Obligations	6.8%

AST Bond 2023
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	19.8%
Corporate Bonds	12.6%
U.S. Treasury Obligations	11.5%
Commercial Mortgage-Backed Securities	8.3%
Asset-Backed Securities	4.0%

AST Bond 2024
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	26.6%
Corporate Bonds	12.5%
U.S. Treasury Obligations	7.2%
Commercial Mortgage-Backed Securities	7.1%
Sovereigns	3.9%

AST Global Real Estate
Five Largest Holdings	(% of Net Assets	)
Simon Property Group, Inc., REIT	4.8%
Mitsubishi Estate Co. Ltd. (Japan)	4.0%
Mitsui Fudosan Co. Ltd. (Japan)	3.4%
Public Storage, REIT	2.9%
ProLogis, Inc., REIT	2.6%

AST High Yield
Allocation	(% of Net Assets	)
Corporate Bonds	91.6%
Bank Loans	4.5%
Preferred Stocks	0.8%
Common Stocks	0.4%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings (continued)	June 30, 2013

AST Lord Abbett Core Fixed Income
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	42.3%
Corporate Bonds	28.2%
U.S. Government Agency Obligations	27.5%
Asset-Backed Securities	9.9%
Commercial Mortgage-Backed Securities	3.0%

AST Neuberger Berman Core Bond
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	39.7%
U.S. Treasury Obligations	34.5%
Corporate Bonds	26.0%
Commercial Mortgage-Backed Securities	7.7%

AST Prudential Core Bond
Allocation	(% of Net Assets	)
Corporate Bonds	30.4%
U.S. Government Agency Obligations	18.4%
Asset-Backed Securities	13.9%
Commercial Mortgage-Backed Securities	12.4%
U.S. Treasury Obligations	9.9%

AST QMA US Equity Alpha
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	3.1%
Apple, Inc.	2.7%
Chevron Corp.	2.0%
JPMorgan Chase & Co.	1.8%
AT&T, Inc.	1.6%

AST Quantitative Modeling
Five Largest Holdings	(% of Net Assets	)
AST AQR Large-Cap Portfolio	11.5%
AST QMA Large-Cap Portfolio	11.5%
AST International Value Portfolio	6.7%
AST International Growth Portfolio	6.7%
AST Prudential Core Bond Portfolio	5.9%

AST Western Asset Core Plus Bond
Allocation	(% of Net Assets	)
Corporate Bonds	34.0%
U.S. Government Agency Obligations	30.0%
Residential Mortgage-Backed Securities	16.5%
U.S. Treasury Obligations	11.9%
Asset-Backed Securities	3.8%

AST Western Asset Emerging Markets Debt
Allocation	(% of Net Assets	)
Sovereign Issues	48.5%
Foreign Bonds	46.2%
Corporate Obligations	2.2%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2013

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Bond Portfolio 2015	Actual	$1,000.00	$993.40	0.96%	$4.74
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81
AST Bond Portfolio 2016	Actual	$1,000.00	$987.40	0.99%	$4.88
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST Bond Portfolio 2017	Actual	$1,000.00	$972.80	0.80%	$3.91
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
AST Bond Portfolio 2018	Actual	$1,000.00	$964.50	0.78%	$3.80
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91
AST Bond Portfolio 2019	Actual	$1,000.00	$952.70	0.84%	$4.07
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
AST Bond Portfolio 2020	Actual	$1,000.00	$942.40	0.94%	$4.53
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
AST Bond Portfolio 2021	Actual	$1,000.00	$939.30	0.80%	$3.85
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
AST Bond Portfolio 2022	Actual	$1,000.00	$922.70	0.78%	$3.72
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91
AST Bond Portfolio 2023	Actual	$1,000.00	$919.70	0.80%	$3.81
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
AST Bond Portfolio 2024	Actual**	$1,000.00	$917.00	1.00%	$4.73
	Hypothetical	$1,000.00	$1,019.83	1.00%	$5.01
AST Global Real Estate Portfolio	Actual	$1,000.00	$1,019.10	1.14%	$5.71
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71
AST High Yield Portfolio	Actual	$1,000.00	$1,015.70	0.80%	$4.00
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2013

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Lord Abbett Core Fixed Income Portfolio	Actual	$1,000.00	$973.90	0.75%	$3.67
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
AST Neuberger Berman Core Bond Portfolio	Actual	$1,000.00	$966.90	0.82%	$4.00
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11
AST Prudential Core Bond Portfolio	Actual	$1,000.00	$965.80	0.74%	$3.61
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
AST QMA US Equity Alpha Portfolio	Actual	$1,000.00	$1,136.00	1.63%	$8.63
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
AST Quantitative Modeling Portfolio	Actual	$1,000.00	$1,073.70	1.20%	$6.17
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
AST Western Asset Core Plus Bond Portfolio	Actual	$1,000.00	$976.70	0.78%	$3.82
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91
AST Western Asset Emerging Markets Debt Portfolio	Actual	$1,000.00	$915.80	0.96%	$4.56
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2013, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** AST Bond 2024 Portfolio’s “Actual” expenses are calculated using the 180 day period ended June 30, 2013 due to its commencement of operations on January 2, 2013.

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 85.1% ASSET-BACKED SECURITIES — 7.6%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.560%		10/15/14	$83	$82,800
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/22/14	161	160,779
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	176	176,517
Bank of America Credit Card Trust, Series 2006-C5, Class C5	A3	0.593%	(c)	01/15/16	500	499,767
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%		09/15/16	500	501,209
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.333%	(c)	12/17/18	1,000	990,059
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%		11/15/14	380	379,940
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	361	361,122
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	158	157,712
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	56	56,079
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16	500	500,569
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	111	111,072
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%		11/16/15	500	498,558

TOTAL ASSET-BACKED SECURITIES (cost $4,212,581)						4,476,183

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.3%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%		10/10/45	366	368,306
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%		06/11/50	510	528,247
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	250	259,955
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	400	396,547
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%		02/15/40	13	12,625
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	329	328,414
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	704	725,278
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(d)	5.553%	(c)	04/10/38	300	326,766
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	270	299,024
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	Aaa	5.778%	(c)	08/10/45	398	402,435
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	357	365,625
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	151	154,541
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%		09/15/39	8	7,683

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	(c)	08/12/43	$600	$665,177
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	520	519,457
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	130	143,598

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,277,961)						5,503,678

CORPORATE BONDS — 23.5%
Aerospace & Defense — 0.7%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500%		02/15/15	400	418,685

Banking — 7.6%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.750%		09/15/15	180	186,707
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%		04/01/15	425	445,794
Citigroup, Inc., Sub. Notes	Baa3	5.000%		09/15/14	475	493,633
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%		02/07/16	260	271,404
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%		08/17/15	1,500	1,501,512
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.700%		01/20/15	500	519,321
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.375%		10/15/15	500	535,237
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200%		05/13/14	525	541,312

						4,494,920

Capital Goods — 0.5%
ABB Finance USA, Inc., Gtd. Notes	A2	1.625%		05/08/17	115	114,243
Xylem, Inc., Gtd. Notes	Baa2	3.550%		09/20/16	190	199,760

						314,003

Electric — 0.9%
Carolina Power & Light Co., First Mortgage Bonds	A1	5.300%		01/15/19	165	189,539
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%		03/15/14	350	362,980

						552,519

Energy – Integrated — 2.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%		10/01/15	80	83,613
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%		09/15/14	500	522,032
Total Capital Canada Ltd. (Canada), Gtd. Notes	Aa1	1.625%		01/28/14	775	780,186

						1,385,831

Foods — 1.4%
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	6.750%		02/19/14	360	372,795
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%		09/15/15	400	425,575

						798,370

Healthcare & Pharmaceutical — 1.8%
Novartis Capital Corp., Gtd. Notes	Aa3	4.125%		02/10/14	500	510,942
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350%		03/15/15	500	538,400

						1,049,342

Insurance — 0.2%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%		01/16/18	110	123,685

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media & Entertainment — 0.3%
NBCUniversal Media LLC, Gtd. Notes	A3	2.100%	04/01/14	$190	$192,288

Metals — 0.4%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500%	04/01/14	200	207,546

Non-Captive Finance — 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	5.900%	05/13/14	475	497,430

Retailers — 3.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	500	524,945
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200%	08/15/15	725	775,485
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	Aa2	3.000%	02/03/14	800	812,379

					2,112,809

Technology — 0.5%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	300	313,409

Telecommunications — 2.4%
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.100%	09/15/14	1,000	1,050,718
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	6.175%	06/18/14	364	376,739

					1,427,457

TOTAL CORPORATE BONDS (cost $13,510,467)					13,888,294

MUNICIPAL BOND — 0.5%
State of California GO, Taxable Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	268,972

NON-CORPORATE FOREIGN AGENCIES — 3.2%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18	172	165,980
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	1,465	1,442,146
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875%	04/15/14	300	307,770

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,931,506)					1,915,896

SOVEREIGNS — 3.2%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	150	149,224
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	130	130,976
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(d)	2.875%	09/15/14	200	205,300
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	Aa3	4.250%	09/03/13	100	100,614
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	2.375%	09/10/14	100	102,430
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%	05/22/15	130	130,418
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	200	208,100
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15	130	129,840
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%	09/12/15	130	128,973

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SOVEREIGNS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%		10/23/22	$690	$634,386

TOTAL SOVEREIGNS (cost $1,984,531)						1,920,261

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.6%
Federal Home Loan Banks		0.250%		02/20/15	2,470	2,466,510
Federal Home Loan Banks		1.000%		06/21/17	895	882,619
Federal Home Loan Mortgage Corp.		0.875%		03/07/18	3,650	3,532,025
Federal Home Loan Mortgage Corp.		1.375%		05/01/20	305	289,005
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	1,660	1,613,150
Federal National Mortgage Assoc.		0.875%		05/21/18	305	294,771
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.220%	(s)	03/15/22	145	113,405
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		04/26/24	580	704,764
Residual Funding Corp. Strips Principal		1.560%	(s)	10/15/19-07/15/20	3,975	3,445,603

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,763,227)						13,341,852

U.S. TREASURY OBLIGATIONS — 15.2%
U.S. Treasury Bonds		0.500%		06/15/16	885	881,266
U.S. Treasury Bonds		1.125%		04/30/20	1,080	1,027,013
U.S. Treasury Bonds		1.750%		05/15/23	760	711,787
U.S. Treasury Bonds		2.750%		11/15/42	290	250,035
U.S. Treasury Bonds		2.875%		05/15/43	145	128,325
U.S. Treasury Bonds		3.125%		02/15/43	1,185	1,106,124
U.S. Treasury Bonds		7.250%		08/15/22	715	1,009,100
U.S. Treasury Inflation Indexed Bonds		0.125%		04/15/18	613	629,146
U.S. Treasury Inflation Indexed Bonds		0.125%		01/15/23	91	87,947
U.S. Treasury Notes(k)		0.250%		02/28/15	980	979,273
U.S. Treasury Notes		1.000%		03/31/17	545	545,511
U.S. Treasury Notes		1.375%		06/30/18	115	114,937
U.S. Treasury Notes		4.500%		11/15/15	285	312,008
U.S. Treasury Strips Coupon		2.760%	(s)	02/15/25	230	163,603
U.S. Treasury Strips Principal		0.410%	(s)	11/15/15	1,080	1,067,105

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,263,419)						9,013,180

TOTAL LONG-TERM INVESTMENTS (cost $50,195,237)						50,328,316

					Shares
SHORT-TERM INVESTMENTS — 7.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,688,791) (Note 4)(w)					4,688,791	4,688,791

				Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Options
Interest Rate Swap Options, Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/16/13 (cost $9,435)				Deutsche Bank	$1,110	148

TOTAL SHORT-TERM INVESTMENTS (cost $4,698,226)						4,688,939

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS — 93.0% (cost $54,893,463)	$55,017,255
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 7.0%	4,141,526

NET ASSETS — 100.0%	$59,158,781

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s Rating.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
4	U.S. Long Bond	Sep. 2013	$561,978	$543,375	$(18,603)
1	U.S. Ultra Bond	Sep. 2013	147,408	147,312	(96)

					(18,699)

Short Positions:
17	2 Year U.S. Treasury Notes	Sep. 2013	3,741,210	3,740,000	1,210
46	5 Year U.S. Treasury Notes	Sep. 2013	5,636,202	5,568,156	68,046
15	10 Year U.S. Treasury Notes	Sep. 2013	1,923,589	1,898,438	25,151

					94,407

					$75,708

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$15,000	09/06/13	0.510%	3 month LIBOR(2)	$(15,632)	$—	$(15,632)	UBS Warburg LLC
7,600	09/06/14	0.632%	3 month LIBOR(2)	(30,198)	—	(30,198)	UBS Warburg LLC
800	09/12/14	0.656%	3 month LIBOR(2)	(4,101)	—	(4,101)	Barclays Bank International
1,000	09/19/14	0.669%	3 month LIBOR(2)	(5,292)	—	(5,292)	JPMorgan Chase Bank
3,000	10/03/14	0.720%	3 month LIBOR(1)	15,815	—	15,815	UBS Warburg LLC
1,285	10/05/14	0.730%	3 month LIBOR(1)	6,944	—	6,944	Morgan Stanley & Co., Inc.
1,050	10/06/14	0.739%	3 month LIBOR(1)	5,810	—	5,810	JPMorgan Chase Bank
1,195	10/26/14	0.835%	3 month LIBOR(2)	(8,127)	—	(8,127)	Barclays Bank International

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$785	10/28/14	0.816%	3 month LIBOR(2)	$(5,097)	$—	$(5,097)	Barclays Bank International
200	12/04/14	0.371%	3 month LIBOR(2)	102	—	102	Morgan Stanley & Co., Inc.
2,350	08/08/15	0.528%	3 month LIBOR(2)	(3,648)	—	(3,648)	Credit Suisse
3,300	08/20/15	0.615%	3 month LIBOR(2)	(11,634)	—	(11,634)	Bank of Nova Scotia
520	09/28/15	0.918%	3 month LIBOR(2)	(5,334)	—	(5,334)	Barclays Capital
970	10/04/15	0.445%	3 month LIBOR(2)	2,339	—	2,339	Bank of Nova Scotia
3,300	10/11/15	0.463%	3 month LIBOR(2)	7,098	—	7,098	Bank of Nova Scotia
39,400	12/31/15	2.055%	3 month LIBOR(1)	3,503,361	—	3,503,361	Morgan Stanley & Co., Inc.
12,800	12/31/15	0.000%	3 month LIBOR(1)	(24,374)	—	(24,374)	JPMorgan Chase Bank
2,890	06/07/16	0.654%	3 month LIBOR(1)	(10,358)	—	(10,358)	JPMorgan Chase Bank
1,950	08/09/16	1.425%	3 month LIBOR(1)	44,777	—	44,777	Banc of America Securities
7,800	08/11/16	1.465%	3 month LIBOR(1)	189,417	—	189,417	UBS Warburg LLC
750	08/22/16	1.168%	3 month LIBOR(2)	(10,053)	—	(10,053)	Morgan Stanley & Co., Inc.
1,260	08/26/16	1.299%	3 month LIBOR(1)	22,422	—	22,422	Morgan Stanley & Co., Inc.
3,280	08/31/16	0.934%	3 month LIBOR(1)	16,138	—	16,138	Credit Suisse
1,425	08/31/16	0.975%	3 month LIBOR(2)	(9,035)	—	(9,035)	JPMorgan Chase Bank
1,425	08/31/16	0.978%	3 month LIBOR(2)	(9,208)	—	(9,208)	JPMorgan Chase Bank
2,420	09/27/16	1.111%	3 month LIBOR(1)	23,647	—	23,647	Morgan Stanley & Co., Inc.
3,130	10/03/16	1.273%	3 month LIBOR(1)	44,877	—	44,877	UBS Warburg LLC
1,310	10/05/16	1.239%	3 month LIBOR(1)	17,151	—	17,151	Morgan Stanley & Co., Inc.
1,100	10/06/16	1.194%	3 month LIBOR(1)	12,652	—	12,652	JPMorgan Chase Bank
500	10/17/16	1.443%	3 month LIBOR(2)	(9,352)	—	(9,352)	Barclays Bank International
1,455	10/27/16	1.439%	3 month LIBOR(2)	(27,494)	—	(27,494)	Barclays Bank International
1,090	11/01/16	1.431%	3 month LIBOR(2)	(19,959)	—	(19,959)	Barclays Bank International
1,275	11/02/16	1.336%	3 month LIBOR(2)	(19,089)	—	(19,089)	Barclays Bank International
2,760	11/22/16	1.334%	3 month LIBOR(1)	38,182	—	38,182	Morgan Stanley & Co., Inc.
1,280	11/25/16	1.350%	3 month LIBOR(1)	18,262	—	18,262	Barclays Bank International
1,495	11/30/16	0.945%	3 month LIBOR(2)	61	—	61	Citigroup Global Markets
790	11/30/16	1.398%	3 month LIBOR(1)	12,336	—	12,336	Barclays Bank International
1,210	12/05/16	1.338%	3 month LIBOR(2)	(16,053)	—	(16,053)	Barclays Bank International
2,160	12/06/16	1.388%	3 month LIBOR(2)	(32,272)	—	(32,272)	Barclays Bank International
2,220	12/08/16	1.345%	3 month LIBOR(2)	(29,732)	—	(29,732)	Barclays Bank International
1,450	01/24/17	1.176%	3 month LIBOR(2)	(14,620)	—	(14,620)	Bank of Nova Scotia
2,185	01/27/17	1.138%	3 month LIBOR(2)	(18,362)	—	(18,362)	Bank of Nova Scotia
1,450	02/02/17	1.020%	3 month LIBOR(1)	4,831	—	4,831	Bank of Nova Scotia
1,080	02/06/17	0.965%	3 month LIBOR(2)	(1,012)	—	(1,012)	Bank of Nova Scotia
1,600	02/08/17	1.037%	3 month LIBOR(2)	(5,849)	—	(5,849)	Bank of Nova Scotia
1,180	02/13/17	1.128%	3 month LIBOR(2)	(8,221)	—	(8,221)	Bank of Nova Scotia
2,155	02/28/17	0.680%	3 month LIBOR(1)	(25,058)	—	(25,058)	Citigroup Global Markets
730	03/02/17	1.085%	3 month LIBOR(2)	(3,156)	—	(3,156)	Barclays Bank International
950	03/06/17	1.123%	3 month LIBOR(2)	(5,282)	—	(5,282)	Barclays Bank International
700	03/29/17	1.293%	3 month LIBOR(2)	(7,122)	—	(7,122)	Barclays Bank International
1,600	05/22/17	1.096%	3 month LIBOR(1)	(1,434)	—	(1,434)	Morgan Stanley & Co., Inc.
2,340	07/16/17	0.847%	3 month LIBOR(2)	25,035	—	25,035	Bank of Nova Scotia
2,100	08/01/17	0.844%	3 month LIBOR(2)	25,024	—	25,024	Bank of Nova Scotia
1,400	08/28/17	0.873%	3 month LIBOR(1)	(17,422)	—	(17,422)	Bank of Nova Scotia
910	08/31/17	0.751%	3 month LIBOR(2)	18,396	—	18,396	Bank of Nova Scotia
840	09/28/17	0.795%	3 month LIBOR(1)	(15,046)	—	(15,046)	Credit Suisse
2,000	10/09/17	0.765%	3 month LIBOR(2)	41,427	—	41,427	Bank of Nova Scotia
900	10/09/17	0.784%	3 month LIBOR(2)	17,896	—	17,896	Morgan Stanley & Co., Inc.
7,975	10/15/17	0.790%	3 month LIBOR(1)	(160,256)	—	(160,256)	Morgan Stanley & Co., Inc.
1,400	10/22/17	0.883%	3 month LIBOR(2)	23,100	—	23,100	Bank of Nova Scotia
900	11/09/17	0.774%	3 month LIBOR(2)	20,295	—	20,295	Bank of Nova Scotia
1,800	11/15/17	0.762%	3 month LIBOR(2)	42,341	—	42,341	Morgan Stanley & Co., Inc.
700	11/21/17	0.770%	3 month LIBOR(1)	(16,513)	—	(16,513)	Bank of Nova Scotia
1,115	11/30/17	1.155%	3 month LIBOR(2)	11,412	—	11,412	Morgan Stanley & Co., Inc.
690	12/05/17	0.758%	3 month LIBOR(1)	(17,338)	—	(17,338)	Morgan Stanley & Co., Inc.
2,125	12/13/17	0.755%	3 month LIBOR(1)	(54,820)	—	(54,820)	Morgan Stanley & Co., Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$400	12/20/17	0.868%	3 month LIBOR(2)	$8,531	$—	$8,531	Morgan Stanley & Co., Inc.
1,100	01/07/18	0.883%	3 month LIBOR(2)	20,176	—	20,176	Morgan Stanley & Co., Inc.
1,100	01/22/18	0.908%	3 month LIBOR(2)	20,008	—	20,008	Morgan Stanley & Co., Inc.
260	03/15/18	0.885%	3 month LIBOR(2)	6,023	—	6,023	Bank of Nova Scotia
500	03/18/18	1.053%	3 month LIBOR(2)	7,634	—	7,634	Barclays Bank International
260	03/18/18	1.049%	3 month LIBOR(1)	(4,021)	—	(4,021)	Bank of Nova Scotia
1,000	04/15/18	0.903%	3 month LIBOR(2)	25,472	—	25,472	Bank of Nova Scotia
400	04/16/18	0.878%	3 month LIBOR(2)	10,676	—	10,676	JPMorgan Chase Bank
800	05/15/18	2.318%	3 month LIBOR(1)	33,069	—	33,069	JPMorgan Chase Bank
172	05/17/18	0.989%	3 month LIBOR(2)	4,073	—	4,073	Credit Suisse
8,100	08/17/18	1.838%	3 month LIBOR(1)	152,087	—	152,087	Barclays Bank International
310	08/30/18	1.850%	3 month LIBOR(1)	5,727	—	5,727	Morgan Stanley & Co., Inc.
7,300	09/06/18	1.704%	3 month LIBOR(2)	(73,016)	—	(73,016)	UBS Warburg LLC
720	09/15/18	1.671%	3 month LIBOR(1)	5,391	—	5,391	Barclays Bank International
500	12/19/18	1.668%	3 month LIBOR(1)	(1,045)	—	(1,045)	Barclays Bank International
1,440	12/22/18	1.693%	3 month LIBOR(1)	(393)	—	(393)	Barclays Bank International
510	02/21/19	1.573%	3 month LIBOR(2)	2,421	—	2,421	Citigroup Global Markets
700	04/10/19	1.816%	3 month LIBOR(2)	(3,217)	—	(3,217)	Bank of Nova Scotia
750	05/14/19	1.538%	3 month LIBOR(1)	(10,898)	—	(10,898)	Bank of Nova Scotia
500	05/18/19	1.523%	3 month LIBOR(1)	(7,914)	—	(7,914)	Morgan Stanley & Co., Inc.
900	06/07/19	1.330%	3 month LIBOR(1)	(25,726)	—	(25,726)	Barclays Bank International
730	06/07/19	1.338%	3 month LIBOR(1)	(20,550)	—	(20,550)	Bank of Nova Scotia
2,730	07/23/19	1.220%	3 month LIBOR(2)	91,416	—	91,416	Bank of Nova Scotia
145	09/27/19	1.220%	3 month LIBOR(1)	(5,689)	—	(5,689)	Bank of Nova Scotia
230	10/02/19	1.291%	3 month LIBOR(1)	(8,267)	—	(8,267)	Barclays Bank International
1,100	10/16/19	1.210%	3 month LIBOR(1)	(46,469)	—	(46,469)	Barclays Bank International
745	11/15/19	1.443%	3 month LIBOR(1)	(22,642)	—	(22,642)	Morgan Stanley & Co., Inc.
400	11/29/19	1.200%	3 month LIBOR(1)	(18,712)	—	(18,712)	Morgan Stanley & Co., Inc.
300	12/03/19	1.179%	3 month LIBOR(2)	14,529	—	14,529	Bank of Nova Scotia
800	12/12/19	1.153%	3 month LIBOR(2)	40,680	—	40,680	Bank of Nova Scotia
1,090	02/15/20	1.355%	3 month LIBOR(1)	(46,641)	—	(46,641)	Morgan Stanley & Co., Inc.
745	02/15/20	1.505%	3 month LIBOR(2)	24,806	—	24,806	Morgan Stanley & Co., Inc.
700	03/22/20	1.483%	3 month LIBOR(2)	22,901	—	22,901	Barclays Bank International
300	04/11/20	1.370%	3 month LIBOR(1)	(12,855)	—	(12,855)	Barclays Bank International
2,735	09/17/20	2.708%	3 month LIBOR(2)	(120,831)	—	(120,831)	Morgan Stanley & Co., Inc.
1,465	10/01/20	2.523%	3 month LIBOR(2)	(42,316)	—	(42,316)	UBS Warburg LLC
1,300	06/08/21	4.640%	3 month LIBOR(1)	77,206	—	77,206	Morgan Stanley & Co., Inc.
600	07/27/21	3.094%	3 month LIBOR(2)	(41,236)	—	(41,236)	Banc of America Securities
630	07/28/21	3.088%	3 month LIBOR(2)	(42,913)	—	(42,913)	Banc of America Securities
1,465	08/25/21	2.222%	3 month LIBOR(2)	5,193	—	5,193	Banc of America Securities
115	09/06/21	2.223%	3 month LIBOR(1)	(530)	—	(530)	UBS Warburg LLC
1,150	09/12/21	2.205%	3 month LIBOR(1)	(8,452)	—	(8,452)	Barclays Bank International
390	09/13/21	2.171%	3 month LIBOR(2)	3,614	—	3,614	Banc of America Securities
1,035	09/21/21	2.170%	3 month LIBOR(2)	10,439	—	10,439	Barclays Bank International
405	10/03/21	2.160%	3 month LIBOR(1)	(5,187)	—	(5,187)	Morgan Stanley & Co., Inc.
680	10/06/21	2.038%	3 month LIBOR(2)	15,455	—	15,455	Citigroup Global Markets
690	10/11/21	2.118%	3 month LIBOR(1)	(11,642)	—	(11,642)	Citigroup Global Markets
670	12/23/21	2.090%	3 month LIBOR(2)	17,363	—	17,363	Barclays Bank International
525	12/28/21	2.118%	3 month LIBOR(2)	12,719	—	12,719	Barclays Bank International
655	01/13/22	2.050%	3 month LIBOR(2)	14,082	—	14,082	Bank of Nova Scotia
660	01/20/22	1.999%	3 month LIBOR(2)	17,478	—	17,478	Bank of Nova Scotia
660	01/25/22	2.171%	3 month LIBOR(1)	(8,278)	—	(8,278)	Bank of Nova Scotia
120	02/13/22	2.120%	3 month LIBOR(1)	(2,255)	—	(2,255)	Bank of Nova Scotia
490	02/17/22	2.018%	3 month LIBOR(2)	13,540	—	13,540	Bank of Nova Scotia
365	02/21/22	2.105%	3 month LIBOR(2)	7,561	—	7,561	JPMorgan Chase Bank
245	02/21/22	2.100%	3 month LIBOR(2)	5,178	—	5,178	JPMorgan Chase Bank
370	02/23/22	2.117%	3 month LIBOR(2)	7,361	—	7,361	JPMorgan Chase Bank
550	05/15/22	1.988%	3 month LIBOR(2)	21,509	—	21,509	JPMorgan Chase Bank

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$500	06/11/22	1.843%	3 month LIBOR(2)	$26,862	$—	$26,862	Bank of Nova Scotia
1,500	08/06/22	1.643%	3 month LIBOR(2)	102,192	—	102,192	Bank of Nova Scotia
600	08/10/22	1.758%	3 month LIBOR(2)	34,995	—	34,995	Bank of Nova Scotia
765	08/17/26	2.965%	3 month LIBOR(2)	(3,339)	—	(3,339)	Citigroup Global Markets
300	08/24/41	3.065%	3 month LIBOR(2)	16,361	—	16,361	Citigroup Global Markets
225	08/24/41	3.074%	3 month LIBOR(2)	11,898	—	11,898	Citigroup Global Markets
300	09/06/41	3.028%	3 month LIBOR(2)	18,772	—	18,772	UBS Warburg LLC
300	09/06/41	3.110%	3 month LIBOR(2)	14,089	—	14,089	UBS Warburg LLC
290	09/08/41	2.954%	3 month LIBOR(1)	(22,233)	—	(22,233)	Barclays Bank International
700	09/12/41	3.053%	3 month LIBOR(2)	41,388	—	41,388	Citigroup Global Markets
300	10/11/41	2.719%	3 month LIBOR(2)	37,295	—	37,295	JPMorgan Chase Bank
300	10/17/41	2.905%	3 month LIBOR(1)	(26,920)	—	(26,920)	Barclays Bank International
285	12/20/41	2.614%	3 month LIBOR(2)	42,576	—	42,576	Citigroup Global Markets
175	01/10/42	2.718%	3 month LIBOR(1)	(20,765)	—	(20,765)	Barclays Bank International
275	02/09/42	2.840%	3 month LIBOR(1)	(26,846)	—	(26,846)	Barclays Bank International

				$3,912,543	$—	$3,912,543

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
$1,450	11/30/17	1.457%	3 month LIBOR	(2)	$157	$(2,531)	$(2,688)
1,445	11/30/17	1.417%	3 month LIBOR	(2)	6	(178)	(184)
1,440	11/30/17	1.418%	3 month LIBOR	(2)	156	(239)	(395)
1,400	06/25/18	1.503%	3 month LIBOR	(1)	156	(2,906)	(3,062)
200	06/26/18	1.747%	3 month LIBOR	(1)	151	1,965	1,814
525	07/02/18	1.564%	3 month LIBOR	(2)	152	(167)	(319)
300	06/27/20	2.200%	3 month LIBOR	(1)	152	1,396	1,244

					$930	$(2,660)	$(3,590)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$4,476,183	$—
Commercial Mortgage-Backed Securities	—	5,503,678	—
Corporate Bonds	—	13,888,294	—
Municipal Bond	—	268,972	—
Non-Corporate Foreign Agencies	—	1,915,896	—
Sovereigns	—	1,920,261	—
U.S. Government Agency Obligations	—	13,341,852	—
U.S. Treasury Obligations	—	9,013,180	—
Option Purchased	—	148	—
Affiliated Money Market Mutual Fund	4,688,791	—	—
Other Financial Instruments*
Futures Contracts	75,708	—	—
Interest Rate Swaps	(3,590)	3,912,543	—

Total	$4,760,909	$54,241,007	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

U.S. Government Agency Obligations	22.6%
U.S. Treasury Obligations	15.2
Commercial Mortgage-Backed Securities	9.3
Affiliated Money Market Mutual Fund	7.9
Banking	7.6
Asset-Backed Securities	7.6
Retailers	3.6
Sovereigns	3.2
Non-Corporate Foreign Agencies	3.2
Telecommunications	2.4
Energy – Integrated	2.4
Healthcare & Pharmaceutical	1.8
Foods	1.4

Electric	0.9%
Non-Captive Finance	0.8
Aerospace & Defense	0.7
Capital Goods	0.5
Technology	0.5
Municipal Bonds	0.5
Metals	0.4
Media & Entertainment	0.3
Insurance	0.2

93.0
Other assets in excess of liabilities	7.0

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$97,465	*	Due from broker — variation margin	$25,347	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	5,281,894		Unrealized depreciation on over-the-counter swap agreements	1,369,351
Interest rate contracts	Unaffiliated investments	148		—	—

Total		$5,379,507			$1,394,698

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BOND PORTFOLIO 2015 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$6,029	$(782)	$46,531	$7,290,225	$7,342,003

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value		Options Purchased	Futures	Swaps	Total
Interest rate contracts		$(9,287)	$65,329	$(6,543,021)	$(6,486,979)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Long Position(3)	Futures Short Position(3)	Interest Rate Swaps(4)
$7,679	$1,321	$3,692,285	$13,276,883	$307,256,233

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$53,524	$—	$—	$53,524
Over-the-counter derivatives	5,282,042	(148)	—	5,281,894

				5,335,418

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	(1,369,351)	—	—	(1,369,351)

				(1,369,351)

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives	—
Over-the-counter derivatives	(3,700,722)

Net Amount	$265,345

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BOND PORTFOLIO 2015 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $50,204,672)	$50,328,464
Affiliated investments (cost $4,688,791)	4,688,791
Unrealized appreciation on over-the counter swap agreements	5,281,894
Dividends and interest receivable	288,761
Receivable for investments sold	256,189
Due from broker-variation margin	53,524
Tax reclaim receivable	1,983
Prepaid expenses	128

Total Assets	60,899,734

LIABILITIES:
Unrealized depreciation on over-the counter swap agreements	1,369,351
Payable for investments purchased	249,806
Accrued expenses and other liabilities	67,902
Advisory fees payable	30,067
Payable to custodian	17,074
Payable for fund share repurchased	4,794
Deferred trustees’ fees	890
Distribution fee payable	652
Affiliated transfer agent fee payable	417

Total Liabilities	1,740,953

NET ASSETS	$59,158,781

Net assets were comprised of:
Paid-in capital	$43,602,338
Retained earnings	15,556,443

Net assets, June 30, 2013	$59,158,781

Net asset value and redemption price per share, $59,158,781 / 6,556,882 outstanding shares of beneficial interest	$9.02

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$863,638
Affiliated dividend income	2,042
Unaffiliated dividend income	177

865,857

EXPENSES
Advisory fees	219,523
Distribution fee	22,590
Shareholder servicing fees and expenses	11,956
Custodian and accounting fees	34,000
Audit fee	20,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	5,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Loan interest expense (Note 7)	66
Miscellaneous	3,866

Total expenses	333,001

NET INVESTMENT INCOME	532,856

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	205,875
Futures transactions	46,531
Swap agreement transactions	7,290,225
Options written transactions	(782)

7,541,849

Net change in unrealized appreciation (depreciation) on:
Investments	(1,974,228)
Futures	65,329
Swap agreements	(6,543,021)

(8,451,920)

NET LOSS ON INVESTMENTS	(910,071)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(377,215)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$532,856	$1,588,164
Net realized gain on investment transactions	7,541,849	1,760,034
Net change in unrealized appreciation (depreciation) on investments	(8,451,920)	(234,028)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(377,215)	3,114,170

DISTRIBUTIONS	—	(9,188,153)

FUND SHARE TRANSACTIONS:
Fund share sold [448,673 and 1,019,069 shares, respectively]	4,051,816	9,750,947
Fund share issued in reinvestment of distributions [0 and 1,025,464 shares, respectively]	—	9,188,153
Fund share repurchased [3,107,870 and 4,776,097 shares, respectively]	(28,211,825)	(44,568,847)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(24,160,009)	(25,629,747)

TOTAL DECREASE IN NET ASSETS	(24,537,224)	(31,703,730)
NET ASSETS:
Beginning of period	83,696,005	115,399,735

End of period	$59,158,781	$83,696,005

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 60.3% ASSET-BACKED SECURITIES — 6.2%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/16/16	$300	$300,720
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/22/14	80	80,389
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	176	176,517
BA Credit Card Trust, Series 2006-A14, Class A14	Aaa	0.253%	(c)	04/15/16	90	89,916
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	300	300,207
Bank of America Credit Card Trust, Series 2006-C5, Class C5	A3	0.593%	(c)	01/15/16	200	199,907
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	14	13,824
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%		10/16/17	200	198,528
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.393%	(c)	01/16/18	300	299,381
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	158	157,712
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	56	56,079
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.493%	(c)	02/15/18	250	248,675
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	74	74,048
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%		11/16/15	300	299,135

TOTAL ASSET-BACKED SECURITIES (cost $2,493,440)						2,495,038

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.0%
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	250	259,955
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	200	198,273
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	247	246,310
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.553%		04/10/38	300	326,766
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	210	232,574
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	267	274,219
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.458%	(c)	11/12/37	192	205,790
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%		08/12/43	400	443,451
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	Aaa	5.162%		10/12/52	500	540,292
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	415	414,566
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	100	110,460

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,224,295)						3,252,656

CORPORATE BONDS — 17.8%
Banking — 7.1%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	115	106,181

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	$140	$146,850
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	100	105,472
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	95	98,974
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14	175	181,865
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	100	106,990
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20	125	135,632
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15	1,200	1,201,210
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	100	104,174
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%	07/22/20	125	130,716
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.375%	10/15/15	175	187,333
US Bancorp, Sr. Unsec’d. Notes	A1	4.200%	05/15/14	215	222,000
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%	12/11/17	150	170,504

					2,897,901

Cable — 0.2%
Comcast Corp., Gtd. Notes	A3	4.950%	06/15/16	65	71,995

Capital Goods — 1.2%
ABB Finance USA, Inc., Gtd. Notes	A2	1.625%	05/08/17	80	79,473
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $89,861; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13(g)	90	90,005
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	35	34,651
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	100	105,876
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16	150	157,705

					467,710

Chemicals — 0.3%
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	100	108,016

Electric — 0.4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	60	64,335
TECO Finance, Inc., Gtd. Notes	Baa2	4.000%	03/15/16	100	106,605

					170,940

Energy – Integrated — 1.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	85	88,839
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	65	68,298
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	200	208,813
PC Financial Partnership, Gtd. Notes	Baa1	5.000%	11/15/14	100	105,454
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	150	156,748

					628,152

Energy – Other — 0.3%
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	100	111,707

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	4.125%	01/15/15	90	94,562

Healthcare & Pharmaceutical — 0.8%
Medtronic, Inc., Sr. Unsec’d. Notes	A2	3.000%	03/15/15	100	103,737

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical (continued)
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.250%	08/15/16	$235	$238,445

					342,182

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	06/01/21	50	52,043
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	60	65,707

					117,750

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	90	101,197
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.300%	06/15/15	55	58,329
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	130	141,676

					301,202

Media & Entertainment — 0.9%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	100	104,975
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	2.100%	04/01/14	130	131,566
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21	100	107,869

					344,410

Metals — 0.1%
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	25,952

Non-Captive Finance — 1.0%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%	09/07/22	40	37,797
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	5.900%	05/13/14	175	183,264
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	25	23,617
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	25	26,710
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	10	10,608
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	100	109,697

					391,693

Pipelines & Other — 0.8%
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.200%	09/01/20	125	139,878
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	125	123,309
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	75	75,598

					338,785

Railroads — 0.2%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	75	88,775

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	208,138

Telecommunications — 0.8%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	200	202,642
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	100	108,402

					311,044

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	Baa1	8.500%	11/10/13	200	205,478

TOTAL CORPORATE BONDS (cost $7,132,710)					7,226,392

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

NON-CORPORATE FOREIGN AGENCY — 2.8%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes (cost $1,156,926)	Aaa	2.375%		08/25/21	$1,160	$1,141,904

SOVEREIGNS — 2.2%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%		03/21/16	80	79,586
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%		03/07/14	80	80,601
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	Aa3	4.250%		09/03/13	50	50,307
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(d)	2.875%		09/15/14	100	102,650
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%		02/14/17	100	99,509
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%		05/22/15	100	100,322
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%		03/17/16	200	208,100
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%		05/18/15	100	99,877
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%		09/12/15	90	89,289

TOTAL SOVEREIGNS (cost $919,439)						910,241

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.9%
Federal Home Loan Mortgage Corp.(h)		2.375%		01/13/22	925	898,894
Federal National Mortgage Assoc.(k)		0.875%		05/21/18	145	140,137
Financing Corp. FICO Strips Principal, Series 15P, Debs.		2.005%	(s)	03/07/19	2,250	2,015,528
Financing Corp. FICO Strips Principal, Series D-P, Debs.		4.460%	(s)	09/26/19	1,850	1,612,066
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.220%	(s)	03/15/22	120	93,852
Israel Government AID Bond (Israel), Series 11-Z, Gtd. Notes		1.969%	(s)	05/15/19	1,565	1,395,658
Residual Funding Corp. Strips Principal, Bonds		1.530%	(s)	07/15/20	390	333,250
Residual Funding Corp. Strips Principal, Bonds		1.560%	(s)	10/15/19	445	390,536

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,933,930)						6,879,921

U.S. TREASURY OBLIGATIONS — 6.4%
U.S. Treasury Bonds		1.750%		05/15/23	200	187,312
U.S. Treasury Bonds(h)		2.750%		11/15/42	660	569,044
U.S. Treasury Inflation Indexed Bonds		0.125%		04/15/18	317	325,073
U.S. Treasury Inflation Indexed Bonds		0.125%		01/15/23	50	48,845
U.S. Treasury Notes		0.250%		05/31/15	425	424,253
U.S. Treasury Notes		0.750%		10/31/17	1,000	981,172
U.S. Treasury Notes		1.375%		06/30/18	60	59,967

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,681,835)						2,595,666

TOTAL LONG-TERM INVESTMENTS (cost $23,542,575)						24,501,818

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SHORT-TERM INVESTMENTS — 36.7%		Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 36.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $14,900,154) (Note 4)(w)		14,900,154	$14,900,154

	Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Options
Interest Rate Swap Options, Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/16/13 (cost $4,548)	Deutsche Bank	$535	71

TOTAL SHORT-TERM INVESTMENTS (cost $14,904,702)			14,900,225

TOTAL INVESTMENTS — 97.0% (cost $38,447,277)			39,402,043
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 3.0%			1,212,670

NET ASSETS — 100.0%			$40,614,713

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s Rating.

(f)	Indicates a restricted security; the aggregate original cost of such security is $89,861. The aggregate value of $90,005 is approximately 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
13	90 Day Euro Dollar	Sep. 2013	$3,239,951	$3,239,762	$(189)
33	5 Year U.S. Treasury Notes	Sep. 2013	3,987,682	3,994,547	6,865
15	10 Year U.S. Treasury Notes	Sep. 2013	1,904,474	1,898,438	(6,036)

					640

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Futures contracts open at June 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Short Positions:
4	2 Year U.S. Treasury Notes	Sep. 2013	$879,854	$880,000	$(146)
2	U.S. Long Bond	Sep. 2013	280,560	271,688	8,872

					8,726

					$9,366

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$4,350	04/12/14	0.596%	3 month LIBOR(1)	$12,052	$—	$12,052	Citigroup Global Markets
2,870	07/03/14	0.553%	3 month LIBOR(1)	11,563	—	11,563	Bank of Nova Scotia
3,100	09/01/14	0.659%	3 month LIBOR(2)	(16,196)	—	(16,196)	Citigroup Global Markets
600	09/12/14	0.656%	3 month LIBOR(2)	(3,076)	—	(3,076)	Barclays Bank International
800	09/19/14	0.669%	3 month LIBOR(2)	(4,234)	—	(4,234)	JPMorgan Chase Bank
2,300	09/27/14	0.401%	3 month LIBOR(1)	7,409	—	7,409	Barclays Bank International
930	09/27/14	0.650%	3 month LIBOR(2)	(4,623)	—	(4,623)	Citigroup Global Markets
1,000	10/28/14	0.816%	3 month LIBOR(2)	(6,493)	—	(6,493)	Barclays Bank International
100	12/04/14	0.371%	3 month LIBOR(2)	51	—	51	Morgan Stanley & Co., Inc.
1,750	08/08/15	0.528%	3 month LIBOR(2)	(2,717)	—	(2,717)	Credit Suisse
5,600	09/11/15	0.521%	3 month LIBOR(2)	(4,080)	—	(4,080)	JPMorgan Chase Bank
360	09/28/15	0.491%	3 month LIBOR(1)	(134)	—	(134)	Credit Suisse
400	12/04/15	0.444%	3 month LIBOR(2)	1,629	—	1,629	Morgan Stanley & Co., Inc.
1,200	12/21/15	0.494%	3 month LIBOR(2)	3,957	—	3,957	Citigroup Global Markets
2,015	06/07/16	0.654%	3 month LIBOR(1)	(7,222)	—	(7,222)	JP Morgan Securities
240	08/04/16	1.528%	3 month LIBOR(2)	(6,426)	—	(6,426)	Citigroup Global Markets
1,900	08/11/16	1.460%	3 month LIBOR(2)	(45,810)	—	(45,810)	HSBC Securities, Inc.
2,900	08/17/16	1.250%	3 month LIBOR(2)	(47,908)	—	(47,908)	Barclays Bank International
1,500	08/18/16	1.230%	3 month LIBOR(2)	(23,698)	—	(23,698)	Citigroup Global Markets
590	08/22/16	1.168%	3 month LIBOR(2)	(7,909)	—	(7,909)	Morgan Stanley & Co., Inc.
2,160	08/31/16	1.251%	3 month LIBOR(2)	(34,570)	—	(34,570)	Barclays Bank International
1,970	08/31/16	0.934%	3 month LIBOR(1)	9,692	—	9,692	Credit Suisse
995	08/31/16	0.975%	3 month LIBOR(2)	(6,309)	—	(6,309)	JPMorgan Chase Bank
995	08/31/16	0.978%	3 month LIBOR(2)	(6,430)	—	(6,430)	JPMorgan Chase Bank
12,180	09/27/16	1.111%	3 month LIBOR(1)	119,018	—	119,018	Morgan Stanley & Co., Inc.
2,145	10/03/16	1.273%	3 month LIBOR(1)	30,754	—	30,754	UBS Warburg LLC
5,755	10/05/16	1.239%	3 month LIBOR(1)	75,345	—	75,345	Morgan Stanley & Co., Inc.
7,520	10/06/16	1.194%	3 month LIBOR(1)	86,491	—	86,491	JPMorgan Chase Bank
1,550	10/11/16	1.430%	3 month LIBOR(2)	(30,095)	—	(30,095)	Citigroup Global Markets
5,700	11/22/16	1.334%	3 month LIBOR(1)	78,855	—	78,855	Morgan Stanley & Co., Inc.
4,410	11/29/16	1.351%	3 month LIBOR(1)	62,022	—	62,022	Citigroup Global Markets
1,840	11/30/16	0.945%	3 month LIBOR(2)	75	—	75	Citigroup Global Markets
460	12/30/16	1.328%	3 month LIBOR(1)	5,337	—	5,337	Citigroup Global Markets
8,100	12/31/16	1.652%	3 month LIBOR(1)	388,459	—	388,459	JPMorgan Chase Bank
7,600	12/31/16	1.257%	3 month LIBOR(1)	169,803	—	169,803	Barclays Bank International
4,500	12/31/16	0.000%	3 month LIBOR(1)	562,585	—	562,585	JPMorgan Chase Bank
1,400	12/31/16	2.686%	3 month LIBOR(2)	(237,849)	—	(237,849)	Morgan Stanley & Co., Inc.
550	12/31/16	3.228%	3 month LIBOR(1)	111,827	—	111,827	Morgan Stanley & Co., Inc.
215	01/03/17	1.311%	3 month LIBOR(2)	(3,578)	—	(3,578)	Citigroup Global Markets
2,240	01/20/17	1.120%	3 month LIBOR(2)	(18,185)	—	(18,185)	Bank of Nova Scotia
2,200	01/24/17	1.176%	3 month LIBOR(2)	(22,182)	—	(22,182)	Bank of Nova Scotia
1,680	01/27/17	1.138%	3 month LIBOR(2)	(14,118)	—	(14,118)	Bank of Nova Scotia
330	01/31/17	1.055%	3 month LIBOR(1)	1,600	—	1,600	Bank of Nova Scotia
2,310	02/06/17	0.965%	3 month LIBOR(2)	(2,164)	—	(2,164)	Bank of Nova Scotia
645	02/08/17	1.037%	3 month LIBOR(2)	(2,358)	—	(2,358)	Bank of Nova Scotia
890	02/13/17	1.128%	3 month LIBOR(2)	(6,200)	—	(6,200)	Bank of Nova Scotia

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$1,150	02/21/17	1.179%	3 month LIBOR(2)	$(9,790)	$—	$(9,790)	JPMorgan Chase Bank
1,375	02/28/17	0.680%	3 month LIBOR(1)	(15,988)	—	(15,988)	Citigroup Global Markets
6,400	05/22/17	1.096%	3 month LIBOR(1)	(5,738)	—	(5,738)	Morgan Stanley & Co., Inc.
1,550	05/23/17	1.085%	3 month LIBOR(1)	(2,177)	—	(2,177)	Bank of Nova Scotia
2,080	07/05/17	0.938%	3 month LIBOR(2)	12,231	—	12,231	Bank of Nova Scotia
1,260	07/16/17	0.847%	3 month LIBOR(2)	13,481	—	13,481	Bank of Nova Scotia
2,200	08/01/17	0.844%	3 month LIBOR(2)	26,216	—	26,216	Bank of Nova Scotia
475	08/31/17	0.751%	3 month LIBOR(2)	9,602	—	9,602	Bank of Nova Scotia
4,600	09/10/17	0.845%	3 month LIBOR(2)	66,979	—	66,979	Morgan Stanley & Co., Inc.
500	09/25/17	0.820%	3 month LIBOR(2)	8,342	—	8,342	Bank of Nova Scotia
1,150	10/03/17	0.778%	3 month LIBOR(2)	22,722	—	22,722	Citigroup Global Markets
1,400	10/09/17	0.765%	3 month LIBOR(2)	28,999	—	28,999	Bank of Nova Scotia
600	10/09/17	0.784%	3 month LIBOR(2)	11,931	—	11,931	Morgan Stanley & Co., Inc.
2,425	10/15/17	0.790%	3 month LIBOR(1)	(48,730)	—	(48,730)	Morgan Stanley & Co., Inc.
800	10/22/17	0.883%	3 month LIBOR(2)	13,200	—	13,200	Bank of Nova Scotia
700	11/09/17	0.774%	3 month LIBOR(2)	15,785	—	15,785	Bank of Nova Scotia
1,900	11/15/17	0.762%	3 month LIBOR(2)	44,693	—	44,693	Morgan Stanley & Co., Inc.
3,300	11/19/17	0.763%	3 month LIBOR(1)	(78,604)	—	(78,604)	Morgan Stanley & Co., Inc.
800	12/12/17	0.736%	3 month LIBOR(2)	21,254	—	21,254	Bank of Nova Scotia
1,755	12/13/17	0.755%	3 month LIBOR(1)	(45,274)	—	(45,274)	Morgan Stanley & Co., Inc.
1,100	12/20/17	0.868%	3 month LIBOR(2)	23,461	—	23,461	Morgan Stanley & Co., Inc.
2,400	01/07/18	0.883%	3 month LIBOR(2)	44,020	—	44,020	Morgan Stanley & Co., Inc.
600	01/22/18	0.908%	3 month LIBOR(2)	10,913	—	10,913	Morgan Stanley & Co., Inc.
350	02/01/18	1.035%	3 month LIBOR(2)	4,467	—	4,467	Bank of Nova Scotia
150	03/15/18	0.885%	3 month LIBOR(2)	3,475	—	3,475	Bank of Nova Scotia
150	03/18/18	1.049%	3 month LIBOR(1)	(2,320)	—	(2,320)	Bank of Nova Scotia
700	04/15/18	0.903%	3 month LIBOR(2)	17,830	—	17,830	Bank of Nova Scotia
400	04/16/18	0.878%	3 month LIBOR(2)	10,676	—	10,676	JP Morgan Securities
200	04/18/18	0.876%	3 month LIBOR(2)	5,389	—	5,389	JP Morgan Securities
560	05/15/18	2.318%	3 month LIBOR(1)	23,149	—	23,149	JPMorgan Chase Bank
1,900	07/22/18	2.455%	3 month LIBOR(2)	(102,724)	—	(102,724)	Citigroup Global Markets
390	08/09/18	2.136%	3 month LIBOR(1)	13,819	—	13,819	Banc of America Securities
6,300	08/17/18	1.838%	3 month LIBOR(1)	118,290	—	118,290	Barclays Bank International
1,350	09/01/18	1.820%	3 month LIBOR(2)	(22,364)	—	(22,364)	Citigroup Global Markets
1,770	09/27/18	1.525%	3 month LIBOR(1)	(2,216)	—	(2,216)	Morgan Stanley & Co., Inc.
255	10/03/18	1.745%	3 month LIBOR(1)	2,371	—	2,371	UBS Warburg LLC
625	10/05/18	1.665%	3 month LIBOR(1)	3,046	—	3,046	Morgan Stanley & Co., Inc.
200	10/06/18	1.599%	3 month LIBOR(1)	228	—	228	JPMorgan Chase Bank
645	10/11/18	1.770%	3 month LIBOR(1)	6,440	—	6,440	JPMorgan Chase Bank
470	11/01/18	1.984%	3 month LIBOR(2)	(9,198)	—	(9,198)	Barclays Bank International
385	11/08/18	1.738%	3 month LIBOR(2)	(2,253)	—	(2,253)	Citigroup Global Markets
330	11/22/18	1.766%	3 month LIBOR(1)	2,052	—	2,052	Morgan Stanley & Co., Inc.
360	11/29/18	1.758%	3 month LIBOR(1)	1,855	—	1,855	Citigroup Global Markets
1,430	12/08/18	1.803%	3 month LIBOR(2)	(9,632)	—	(9,632)	Barclays Bank International
2,070	01/12/19	1.699%	3 month LIBOR(2)	(12,489)	—	(12,489)	Citigroup Global Markets
800	01/17/19	1.603%	3 month LIBOR(2)	(58)	—	(58)	Barclays Bank International
800	01/19/19	1.573%	3 month LIBOR(2)	1,548	—	1,548	Bank of Nova Scotia
380	02/21/19	1.573%	3 month LIBOR(2)	1,804	—	1,804	Citigroup Global Markets
765	02/23/19	1.633%	3 month LIBOR(2)	1,173	—	1,173	Barclays Bank International
240	03/05/19	1.643%	3 month LIBOR(2)	400	—	400	Bank of Nova Scotia
600	04/10/19	1.816%	3 month LIBOR(2)	(2,757)	—	(2,757)	Bank of Nova Scotia
450	04/13/19	1.638%	3 month LIBOR(1)	(2,742)	—	(2,742)	Bank of Nova Scotia
300	05/18/19	1.523%	3 month LIBOR(1)	(4,749)	—	(4,749)	Morgan Stanley & Co., Inc.
700	05/21/19	1.475%	3 month LIBOR(1)	(13,122)	—	(13,122)	Bank of Nova Scotia
370	06/07/19	1.338%	3 month LIBOR(1)	(10,416)	—	(10,416)	Bank of Nova Scotia
2,055	08/06/19	1.211%	3 month LIBOR(2)	72,618	—	72,618	Bank of Nova Scotia
130	10/02/19	1.291%	3 month LIBOR(1)	(4,673)	—	(4,673)	Barclays Bank International
700	10/31/19	1.265%	3 month LIBOR(2)	28,067	—	28,067	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$1,000	11/02/19	1.253%	3 month LIBOR(1)	$(41,262)	$—	$(41,262)	Citigroup Global Markets
375	11/15/19	1.443%	3 month LIBOR(1)	(11,397)	—	(11,397)	Morgan Stanley & Co., Inc.
400	12/03/19	1.179%	3 month LIBOR(2)	19,372	—	19,372	Bank of Nova Scotia
485	02/15/20	1.355%	3 month LIBOR(1)	(20,753)	—	(20,753)	Morgan Stanley & Co., Inc.
375	02/15/20	1.505%	3 month LIBOR(2)	12,486	—	12,486	Morgan Stanley & Co., Inc.
300	04/11/20	1.370%	3 month LIBOR(1)	(12,855)	—	(12,855)	Barclays Bank International
500	06/10/20	1.714%	3 month LIBOR(1)	(12,647)	—	(12,647)	Bank of Nova Scotia
1,485	09/10/20	2.620%	3 month LIBOR(2)	(57,222)	—	(57,222)	Barclays Bank International
4,665	10/01/20	2.523%	3 month LIBOR(2)	(134,748)	—	(134,748)	UBS Warburg LLC
300	06/08/21	4.640%	3 month LIBOR(1)	17,817	—	17,817	Morgan Stanley & Co., Inc.
160	08/09/21	2.625%	3 month LIBOR(2)	(4,807)	—	(4,807)	Citigroup Global Markets
530	08/24/21	2.250%	3 month LIBOR(1)	(639)	—	(639)	Citigroup Global Markets
1,160	08/25/21	2.222%	3 month LIBOR(2)	4,112	—	4,112	Banc of America Securities
390	09/06/21	2.223%	3 month LIBOR(1)	(1,781)	—	(1,781)	UBS Warburg LLC
310	09/13/21	2.171%	3 month LIBOR(2)	2,873	—	2,873	Banc of America Securities
300	09/23/21	2.099%	3 month LIBOR(2)	4,776	—	4,776	Citigroup Global Markets
355	10/03/21	2.160%	3 month LIBOR(1)	(4,547)	—	(4,547)	Morgan Stanley & Co., Inc.
240	10/04/21	2.108%	3 month LIBOR(1)	(4,081)	—	(4,081)	Citigroup Global Markets
620	10/06/21	2.038%	3 month LIBOR(2)	14,091	—	14,091	Citigroup Global Markets
115	10/06/21	2.060%	3 month LIBOR(2)	2,409	—	2,409	UBS Warburg LLC
405	10/07/21	2.135%	3 month LIBOR(1)	(6,116)	—	(6,116)	Citigroup Global Markets
220	10/11/21	2.118%	3 month LIBOR(1)	(3,712)	—	(3,712)	Citigroup Global Markets
600	01/03/22	2.058%	3 month LIBOR(1)	(12,501)	—	(12,501)	Citigroup Global Markets
585	01/13/22	2.050%	3 month LIBOR(2)	12,577	—	12,577	Bank of Nova Scotia
570	01/20/22	1.999%	3 month LIBOR(2)	15,095	—	15,095	Bank of Nova Scotia
425	01/24/22	2.113%	3 month LIBOR(2)	7,369	—	7,369	Bank of Nova Scotia
325	01/24/22	2.118%	3 month LIBOR(2)	5,499	—	5,499	Bank of Nova Scotia
570	01/25/22	2.171%	3 month LIBOR(1)	(7,149)	—	(7,149)	Bank of Nova Scotia
500	02/02/22	1.914%	3 month LIBOR(2)	17,449	—	17,449	Citigroup Global Markets
200	02/13/22	2.120%	3 month LIBOR(1)	(3,757)	—	(3,757)	Bank of Nova Scotia
365	02/17/22	2.018%	3 month LIBOR(2)	10,086	—	10,086	Bank of Nova Scotia
270	02/21/22	2.105%	3 month LIBOR(2)	5,593	—	5,593	JPMorgan Chase Bank
180	02/21/22	2.100%	3 month LIBOR(2)	3,804	—	3,804	JPMorgan Chase Bank
270	02/23/22	2.117%	3 month LIBOR(2)	5,371	—	5,371	JPMorgan Chase Bank
500	06/11/22	1.843%	3 month LIBOR(2)	26,862	—	26,862	Bank of Nova Scotia
320	06/20/22	1.716%	3 month LIBOR(2)	20,765	—	20,765	Bank of Nova Scotia
500	08/10/22	1.758%	3 month LIBOR(2)	29,163	—	29,163	Bank of Nova Scotia
400	09/25/22	1.785%	3 month LIBOR(1)	(24,165)	—	(24,165)	Barclays Bank International
300	10/05/22	1.696%	3 month LIBOR(1)	(20,905)	—	(20,905)	Barclays Bank International
1,300	11/15/22	1.639%	3 month LIBOR(2)	102,156	—	102,156	Barclays Bank International
605	02/14/23	2.069%	3 month LIBOR(1)	(24,577)	—	(24,577)	Bank of Nova Scotia
200	05/01/23	1.840%	3 month LIBOR(1)	(13,906)	—	(13,906)	Barclays Bank International
240	08/24/41	3.065%	3 month LIBOR(2)	13,089	—	13,089	Citigroup Global Markets
110	08/24/41	3.074%	3 month LIBOR(2)	5,817	—	5,817	Citigroup Global Markets
245	09/06/41	3.028%	3 month LIBOR(2)	15,330	—	15,330	UBS Warburg LLC
245	09/06/41	3.110%	3 month LIBOR(2)	11,506	—	11,506	UBS Warburg LLC
230	09/08/41	2.954%	3 month LIBOR(1)	(17,633)	—	(17,633)	Barclays Bank International
290	10/11/41	2.719%	3 month LIBOR(2)	36,051	—	36,051	JPMorgan Chase Bank
260	12/12/41	2.685%	3 month LIBOR(1)	(35,221)	—	(35,221)	Citigroup Global Markets
260	12/20/41	2.614%	3 month LIBOR(2)	38,842	—	38,842	Citigroup Global Markets
155	12/20/41	2.615%	3 month LIBOR(1)	(23,119)	—	(23,119)	Barclays Bank International
160	01/10/42	2.718%	3 month LIBOR(1)	(18,985)	—	(18,985)	Barclays Bank International
170	01/11/42	2.710%	3 month LIBOR(1)	(20,431)	—	(20,431)	Citigroup Global Markets
330	01/12/42	2.773%	3 month LIBOR(2)	35,723	—	35,723	Citigroup Global Markets
210	02/09/42	2.840%	3 month LIBOR(1)	(20,501)	—	(20,501)	Barclays Bank International

				$1,395,138	$—	$1,395,138

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
$4,100	06/27/16	0.853%	3 month LIBOR(1)	$—	$5,687	$5,687
995	11/30/17	1.457%	3 month LIBOR(2)	—	(1,737)	(1,737)
995	11/30/17	1.417%	3 month LIBOR(2)	—	(123)	(123)
960	11/30/17	1.418%	3 month LIBOR(2)	—	(159)	(159)
4,600	06/25/18	1.503%	3 month LIBOR(1)	—	(9,549)	(9,549)
500	06/26/18	1.747%	3 month LIBOR(1)	—	4,913	4,913
625	07/02/18	1.564%	3 month LIBOR(2)	—	(198)	(198)

				$—	$(1,166)	$(1,166)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$2,495,038	$—
Commercial Mortgage-Backed Securities	—	3,252,656	—
Corporate Bonds	—	7,226,392	—
Non-Corporate Foreign Agency	—	1,141,904	—
Sovereigns	—	910,241	—
U.S. Government Agency Obligations	—	6,879,921	—
U.S. Treasury Obligations	—	2,595,666	—
Option Purchased	—	71	—
Affiliated Money Market Mutual Fund	14,900,154	—	—
Other Financial Instruments*
Futures Contracts	9,366	—	—
Interest Rate Swaps	(1,166)	1,395,138	—

Total	$14,908,354	$25,897,027	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund	36.7%
U.S. Government Agency Obligations	16.9
Commercial Mortgage-Backed Securities	8.0
Banking	7.1
U.S. Treasury Obligations	6.4
Asset-Backed Securities	6.2
Non-Corporate Foreign Agencies	2.8
Sovereigns	2.2
Energy – Integrated	1.5
Capital Goods	1.2
Non-Captive Finance	1.0
Media & Entertainment	0.9
Healthcare & Pharmaceutical	0.8
Pipelines & Other	0.8
Telecommunications	0.8

Insurance	0.7%
Retailers	0.5
Tobacco	0.5
Electric	0.4
Healthcare Insurance	0.3
Energy – Other	0.3
Chemicals	0.3
Foods	0.2
Railroads	0.2
Cable	0.2
Metals	0.1

97.0
Other assets in excess of liabilities	3.0

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$26,337	*	Due from broker — variation margin	$18,137	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	2,927,133		Unrealized depreciation on over-the-counter swap agreements	1,531,995
Interest rate contracts	Unaffiliated investments	71		—	—

Total		$2,953,541			$1,550,132

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$3,294	$(460)	$(49,015)	$2,456,064	$2,409,883

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Swaps	Total
Interest rate contracts	$(4,477)	$(8,515)	$(1,979,187)	$(1,992,179)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Long Position(3)	Futures Short Position(3)	Interest Rate Swaps(4)
$5,575	$703	$4,169,811	$3,826,058	$259,280,000

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BOND PORTFOLIO 2016 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$2,598	$—	$—	$2,598
Over-the-counter derivatives	2,927,204	(71)	—	2,927,133

				2,929,731

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	(1,531,995)	—	—	(1,531,995)

				(1,531,995)

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives	—
Over-the-counter derivatives	(1,140,392)

Net Amount	$257,344

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BOND PORTFOLIO 2016 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $23,547,123)	$24,501,889
Affiliated investments (cost $14,900,154)	14,900,154
Cash	1,926
Unrealized appreciation on over-the counter swap agreements	2,927,133
Dividends and interest receivable	105,695
Receivable for investments sold	79,098
Due from broker-variation margin	2,598
Tax reclaim receivable	1,570
Prepaid expenses	113

Total Assets	42,520,176

LIABILITIES:
Unrealized depreciation on over-the counter swap agreements	1,531,995
Payable for investments purchased	283,473
Accrued expenses and other liabilities	68,684
Advisory fees payable	13,746
Payable for fund share repurchased	6,691
Distribution fee payable	457
Affiliated transfer agent fee payable	417

Total Liabilities	1,905,463

NET ASSETS	$40,614,713

Net assets were comprised of:
Paid-in capital	$33,171,969
Retained earnings	7,442,744

Net assets, June 30, 2013	$40,614,713

Net asset value and redemption price per share, $40,614,713 / 4,717,590 outstanding shares of beneficial interest	$8.61

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$291,846
Affiliated dividend income	1,767

293,613

EXPENSES
Advisory fees	118,249
Distribution fee	11,981
Shareholder servicing fees and expenses	6,624
Custodian and accounting fees	31,000
Audit fee	21,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Loan interest expense (Note 7)	503
Miscellaneous	5,810

Total expenses	214,167
Less: advisory fee waiver and expense reimbursement	(29,649)

Net expenses	184,518

NET INVESTMENT INCOME	109,095

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	784,854
Futures transactions	(49,015)
Swap agreement transactions	2,456,064
Options written transactions	(460)

3,191,443

Net change in unrealized appreciation (depreciation) on:
Investments	(1,667,120)
Futures	(8,515)
Swap agreements	(1,979,187)

(3,654,822)

NET LOSS ON INVESTMENTS	(463,379)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(354,284)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$109,095	$380,991
Net realized gain on investment transactions	3,191,443	1,412,750
Net change in unrealized appreciation (depreciation) on investments	(3,654,822)	1,414,204

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(354,284)	3,207,945

DISTRIBUTIONS	—	(1,111,829)

FUND SHARE TRANSACTIONS:
Fund share sold [1,509,901 and 3,128,698 shares, respectively]	13,014,646	27,070,216
Fund share issued in reinvestment of distributions [0 and 130,039 shares, respectively]	—	1,111,829
Fund share repurchased [2,451,729 and 9,976,159 shares, respectively]	(21,364,825)	(85,887,520)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(8,350,179)	(57,705,475)

TOTAL DECREASE IN NET ASSETS	(8,704,463)	(55,609,359)
NET ASSETS:
Beginning of period	49,319,176	104,928,535

End of period	$40,614,713	$49,319,176

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 69.2% ASSET-BACKED SECURITIES — 8.6%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/15/16	$1,300	$1,303,121
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/20/14	643	643,114
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.363%	(c)	04/15/17	1,600	1,599,086
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.343%	(c)	03/15/18	1,800	1,797,269
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	176	176,517
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	800	800,553
Bank of America Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.233%	(c)	12/15/16	800	797,799
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.943%	(c)	03/15/16	1,400	1,417,581
BMW Vehicle Lease Trust, Series 2012-1, Class A2	Aaa	0.590%		06/20/14	556	556,094
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	79	79,490
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%		10/16/17	2,300	2,283,074
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	830	964,143
Discover Card Master Trust, Series 2012-A, Class A3	Aaa	0.860%		11/15/17	1,000	1,001,945
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.393%	(c)	01/15/18	1,600	1,596,698
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%		11/15/14	1,331	1,329,789
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	600	615,171
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.632%	(c)	10/20/17	1,400	1,389,941
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.592%	(c)	04/20/18	1,400	1,393,680
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	1,626	1,625,048
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	946	946,271
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	168	168,238
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.493%	(c)	02/15/18	1,600	1,591,522
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	370	370,240
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%		11/15/15	1,100	1,096,828
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%		01/15/15	508	507,803

TOTAL ASSET-BACKED SECURITIES (cost $26,128,505)						26,051,015

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.0%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	AAA(d)	5.703%		06/11/50	510	528,247
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	1,080	1,123,006
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	1,500	1,487,050

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%		08/10/42	$590	$615,472
Commercial Mortgage Trust, Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	1,402	1,444,277
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%	(c)	02/15/38	2,056	2,144,529
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832%		04/15/37	500	525,140
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	329	328,414
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.553%		04/10/38	1,100	1,198,143
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,140	1,262,547
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.200%	(c)	12/15/44	1,600	1,726,626
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.799%	(c)	06/15/49	357	365,625
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(d)	5.300%		11/15/38	235	245,482
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.282%	(c)	11/12/37	96	102,895
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	(c)	08/12/43	1,900	2,106,393
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	Aaa	5.162%	(c)	10/12/52	750	810,437
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	2,385	2,382,508
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%	(c)	06/15/45	2,000	2,226,038
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	550	607,528

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,212,110)						21,230,357

CORPORATE BONDS — 11.6%
Banking — 5.3%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	402	371,173
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%		09/01/17	1,305	1,462,844
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	350	369,153
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		01/14/22	325	338,594
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19	450	567,012
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%		02/21/18	1,290	1,248,565
DNB Boligkreditt AS (Norway), Covered Bonds, 144A	Aaa	1.450%		03/21/18	630	611,667
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	350	374,465
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%		03/15/20	425	461,148
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%		08/17/15	6,400	6,406,451
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%		08/15/21	350	364,610
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%		07/22/20	75	78,430
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%		04/23/19	400	464,679
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%		04/28/15	100	107,216
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%		01/26/20	850	912,379

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21	$135	$149,882
US Bancorp, Sr. Unsec’d. Notes	A1	4.200%	05/15/14	240	247,814
Wells Fargo & Co., Sr. Unsec’d. Notes(h)	A2	5.625%	12/11/17	1,175	1,335,617

					15,871,699

Cable — 0.2%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	2.100%	04/01/14	170	172,047
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21	470	506,986

					679,033

Capital Goods — 0.8%
ABB Finance USA, Inc., Gtd. Notes	A2	1.625%	05/08/17	445	442,071
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $104,838; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13(g)	105	105,006
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	140	138,602
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(k)	A2	3.900%	07/12/21	350	370,567
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800%	06/01/17	660	662,418
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	120	123,930
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16	630	662,362

					2,504,956

Chemicals — 0.2%
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes(a)	A2	4.250%	04/01/21	450	486,070

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	280	300,231

Energy – Integrated — 0.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	1.846%	05/05/17	605	605,739
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	195	203,808
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	225	236,415
PC Financial Partnership, Gtd. Notes	Baa1	5.000%	11/15/14	100	105,454
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	200	233,150
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	175	182,873

					1,567,439

Energy – Other
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.625%	03/01/19	50	63,211

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	4.125%	01/15/15	425	446,544
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	250	316,208
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	209	235,747
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	191	214,236
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	75	77,666

					1,290,401

Healthcare & Pharmaceutical — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.300%	06/15/16	370	379,976

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical (continued)
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	1.500%	05/08/17	$560	$556,202
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.250%	08/15/16	965	979,145

					1,915,323

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	06/01/21	275	286,236
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	280	306,631

					592,867

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	380	427,276
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.300%	06/15/15	65	68,934
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	4.750%	02/08/21	855	931,790
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	350	439,627

					1,867,627

Media & Entertainment — 0.3%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	350	367,411
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	425	463,369

					830,780

Metals
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	25,952

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%	09/07/22	150	141,738
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	3.100%	01/09/23	80	75,573
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	75	80,131
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	30	31,823
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	175	203,163
General Electric Capital Corp., Sub. Notes(a)(h)	A2	5.300%	02/11/21	625	685,607

					1,218,035

Pipelines & Other — 0.3%
Enterprise Products Operating LLC, Gtd. Notes(a)	Baa1	5.200%	09/01/20	125	139,878
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	3.950%	09/01/22	475	468,576
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	350	352,793

					961,247

Railroads — 0.2%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	350	414,288

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	208,138
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	425	463,521

					671,659

Technology — 0.4%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	1.000%	05/03/18	1,320	1,267,593

Telecommunications — 0.7%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	570	577,529
AT&T, Inc., Sr. Unsec’d. Notes	A3	2.500%	08/15/15	355	365,805
AT&T, Inc., Sr. Unsec’d. Notes(a)(h)	A3	3.875%	08/15/21	600	618,835

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications (continued)
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%		11/15/18	$55	$71,434
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%		04/01/21	350	379,406

						2,013,009

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	405	538,410

TOTAL CORPORATE BONDS (cost $34,805,884)						35,079,830

NON-CORPORATE FOREIGN AGENCIES — 1.9%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%		05/23/18	674	650,410
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes(a)	Aaa	2.375%		08/25/21	4,905	4,828,482
Stadshypotek AB, Sec’d. Notes, 144A(a)	Aaa	1.250%		05/23/18	390	374,673

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $5,952,276)						5,853,565

SOVEREIGNS — 3.3%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%		03/21/16	900	895,346
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%		03/07/14	580	584,356
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	Aa3	4.250%		09/03/13	420	422,579
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(d)	2.875%		09/15/14	1,000	1,026,500
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	Aaa	0.875%		02/14/17	1,500	1,492,650
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.375%		04/25/16	200	197,840
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A(a)	Aaa	0.625%		05/22/15	560	561,802
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%		03/17/16	580	603,490
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%		05/18/15	580	579,288
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%		09/12/15	580	575,418
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%		10/23/22	2,785	2,560,529
Spain Government International Bond (Spain), Notes, MTN, 144A	Baa3	4.000%		03/06/18	500	492,150

TOTAL SOVEREIGNS (cost $10,277,452)						9,991,948

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.9%
Federal Home Loan Banks		1.375%		05/28/14	13,500	13,641,399
Federal Home Loan Mortgage Corp.		0.750%		01/12/18	4,565	4,419,870
Federal Home Loan Mortgage Corp.		0.875%		03/07/18	17,990	17,408,527
Federal Home Loan Mortgage Corp.		1.000%		09/29/17	2,590	2,559,176
Federal Home Loan Mortgage Corp.(a)		1.375%		02/25/14-05/01/20	6,250	6,222,275
Federal Home Loan Mortgage Corp.(a)		2.375%		01/13/22	4,985	4,844,308
Federal National Mortgage Assoc.(a)		0.875%		08/28/17-05/21/18	5,665	5,536,070
Federal National Mortgage Assoc.		3.270%	(s)	11/15/21	820	641,791
Federal National Mortgage Assoc.(a)		5.375%		06/12/17	1,380	1,597,195

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc.	4.000%	10/15/41	$849	$891,728
Israel Government AID Bond (Israel)	5.500%	04/26/24	2,260	2,746,151
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	3.150%(s)	03/15/22	490	383,227
Residual Funding Corp. Strips Principal	2.180%(s)	10/15/19	11,750	10,311,906
Residual Funding Corp. Strips Principal	2.380%(s)	07/15/20	4,155	3,550,389
Tennessee Valley Authority(a)	5.500%	07/18/17	5,950	6,899,537

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $82,545,219)				81,653,549

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bonds	1.125%	04/30/20	3,785	3,599,300
U.S. Treasury Bonds(a)	1.750%	05/15/23	535	501,061
U.S. Treasury Bonds	2.750%	11/15/42	2,570	2,215,823
U.S. Treasury Bonds	7.250%	08/15/22	2,935	4,142,248
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	04/15/18	327	335,392
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	01/15/23	388	376,103
U.S. Treasury Notes(a)	0.250%	05/31/15	800	798,594
U.S. Treasury Notes	0.750%	10/31/17	3,620	3,551,843
U.S. Treasury Notes	1.000%	01/15/14	6,000	6,028,362
U.S. Treasury Notes(h)(k)	1.000%	03/31/17	3,145	3,147,950
U.S. Treasury Notes	1.375%	06/30/18	635	634,653
U.S. Treasury Notes	3.125%	05/15/21	4,280	4,595,984

TOTAL U.S. TREASURY OBLIGATIONS (cost $30,764,032)				29,927,313

TOTAL LONG-TERM INVESTMENTS (cost $211,685,478)				209,787,577

			Shares
SHORT-TERM INVESTMENTS — 34.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 34.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $104,052,099; includes $25,972,415 of cash collateral received for securities on loan) (Note 4)(b)(w)			104,052,099	104,052,099

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options, Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/16/13 (cost $36,508)		Deutsche Bank	$4,295	574

TOTAL SHORT-TERM INVESTMENTS (cost $104,088,607)				104,052,673

TOTAL INVESTMENTS — 103.5% (cost $315,774,085)				313,840,250
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (3.5)%				(10,548,715)

NET ASSETS — 100.0%				$303,291,535

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TIPS	Treasury Inflation Protected Securities

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,384,079; cash collateral of $25,972,415 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s Rating.

(f)	Indicates a restricted security; the aggregate original cost of such security is $104,838. The aggregate value of $105,006 is approximately 0.0% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
255	90 Day Euro Dollar	Sep. 2013	$63,554,763	$63,549,188	$(5,575)
16	2 Year U.S. Treasury Notes	Sep. 2013	3,522,303	3,520,000	(2,303)
157	5 Year U.S. Treasury Notes	Sep. 2013	18,983,049	19,004,359	21,310
25	10 Year U.S. Treasury Notes	Sep. 2013	3,159,269	3,164,062	4,793

					18,225

Short Positions:
18	20 Year U.S. Treasury Bonds	Sep. 2013	2,525,038	2,445,188	79,850
18	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	2,753,131	2,651,625	101,506

					181,356

					$199,581

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$4,575	09/01/13	0.502%	3 month LIBOR(2)	$(8,410)	$—	$(8,410)	Barclays Bank PLC
19,585	10/30/13	0.563%	3 month LIBOR(2)	(25,583)	—	(25,583)	Morgan Stanley Capital Services
14,755	05/28/14	0.580%	3 month LIBOR(2)	(34,892)	—	(34,892)	Barclays Bank PLC
7,000	08/22/14	0.582%	3 month LIBOR(2)	(28,718)	—	(28,718)	JPMorgan Chase Bank
10,100	09/01/14	0.659%	3 month LIBOR(2)	(52,768)	—	(52,768)	Citibank N.A.
3,000	09/12/14	0.656%	3 month LIBOR(2)	(15,378)	—	(15,378)	Barclays Bank PLC
3,600	09/19/14	0.669%	3 month LIBOR(2)	(19,051)	—	(19,051)	JPMorgan Chase Bank
5,150	10/18/14	0.880%	3 month LIBOR(2)	(38,881)	—	(38,881)	Barclays Bank PLC
10,110	10/26/14	0.835%	3 month LIBOR(2)	(68,756)	—	(68,756)	Barclays Bank PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$4,495	10/28/14	0.816%	3 month LIBOR(2)	$(29,186)	$—	$(29,186)	Barclays Bank PLC
3,300	10/28/14	0.809%	3 month LIBOR(2)	(21,085)	—	(21,085)	Barclays Bank PLC
590	12/04/14	0.371%	3 month LIBOR(2)	300	—	300	Morgan Stanley Capital Services
10,700	03/19/15	0.844%	3 month LIBOR(2)	(96,696)	—	(96,696)	Barclays Bank PLC
7,400	08/08/15	0.528%	3 month LIBOR(2)	(11,489)	—	(11,489)	Credit Suisse International
13,800	09/11/15	0.521%	3 month LIBOR(2)	(10,055)	—	(10,055)	JPMorgan Chase Bank
2,000	09/28/15	0.918%	3 month LIBOR(2)	(20,515)	—	(20,515)	Barclays Bank PLC
11,230	06/07/16	0.654%	3 month LIBOR(1)	(40,249)	—	(40,249)	JPMorgan Chase Bank
1,700	07/29/16	1.752%	3 month LIBOR(2)	(59,367)	—	(59,367)	Barclays Bank PLC
23,500	08/10/16	1.438%	3 month LIBOR(1)	548,290	—	548,290	Barclays Bank PLC
2,500	08/22/16	1.168%	3 month LIBOR(2)	(33,511)	—	(33,511)	Morgan Stanley Capital Services
12,915	08/31/16	0.934%	3 month LIBOR(1)	63,545	—	63,545	Credit Suisse International
5,540	08/31/16	0.975%	3 month LIBOR(2)	(35,125)	—	(35,125)	JPMorgan Chase Bank
5,540	08/31/16	0.978%	3 month LIBOR(2)	(35,799)	—	(35,799)	JPMorgan Chase Bank
5,880	09/15/16	1.174%	3 month LIBOR(1)	73,764	—	73,764	Barclays Bank PLC
13,850	09/27/16	1.111%	3 month LIBOR(1)	135,331	—	135,331	Morgan Stanley Capital Services
4,910	09/28/16	1.238%	3 month LIBOR(2)	(69,432)	—	(69,432)	Barclays Bank PLC
8,925	10/03/16	1.272%	3 month LIBOR(1)	127,964	—	127,964	UBS AG
8,685	10/05/16	1.239%	3 month LIBOR(1)	113,705	—	113,705	Morgan Stanley Capital Services
13,450	10/06/16	1.194%	3 month LIBOR(1)	154,695	—	154,695	JPMorgan Chase Bank
9,260	10/27/16	1.439%	3 month LIBOR(2)	(174,982)	—	(174,982)	Barclays Bank PLC
10,210	11/01/16	1.431%	3 month LIBOR(2)	(186,956)	—	(186,956)	Barclays Bank PLC
12,165	11/02/16	1.336%	3 month LIBOR(2)	(182,128)	—	(182,128)	Barclays Bank PLC
16,790	11/22/16	1.334%	3 month LIBOR(1)	232,277	—	232,277	Morgan Stanley Capital Services
8,165	11/30/16	1.398%	3 month LIBOR(1)	127,496	—	127,496	Barclays Bank PLC
7,450	11/30/16	0.945%	3 month LIBOR(2)	305	—	305	Citibank N.A.
14,140	12/05/16	1.338%	3 month LIBOR(2)	(187,595)	—	(187,595)	Barclays Bank PLC
3,300	12/29/16	1.351%	3 month LIBOR(1)	41,221	—	41,221	Barclays Bank PLC
4,000	01/24/17	1.176%	3 month LIBOR(2)	(40,330)	—	(40,330)	Bank of Nova Scotia
1,475	02/21/17	1.179%	3 month LIBOR(2)	(12,557)	—	(12,557)	JPMorgan Chase Bank
8,825	02/28/17	0.680%	3 month LIBOR(1)	(102,617)	—	(102,617)	Citibank N.A.
4,180	03/06/17	1.122%	3 month LIBOR(2)	(23,239)	—	(23,239)	Barclays Bank PLC
3,000	03/30/17	1.232%	3 month LIBOR(2)	(23,499)	—	(23,499)	Bank of Nova Scotia
10,500	05/18/17	1.131%	3 month LIBOR(1)	7,778	—	7,778	Morgan Stanley Capital Services
12,000	06/07/17	0.998%	3 month LIBOR(1)	(69,430)	—	(69,430)	Barclays Bank PLC
8,420	07/16/17	0.847%	3 month LIBOR(2)	90,085	—	90,085	Bank of Nova Scotia
3,650	08/31/17	0.751%	3 month LIBOR(2)	73,785	—	73,785	Bank of Nova Scotia
8,300	09/10/17	0.845%	3 month LIBOR(2)	120,854	—	120,854	Morgan Stanley Capital Services
9,000	09/18/17	0.840%	3 month LIBOR(2)	137,170	—	137,170	Barclays Bank PLC
2,900	09/25/17	0.820%	3 month LIBOR(2)	48,384	—	48,384	Bank of Nova Scotia
2,350	09/28/17	0.795%	3 month LIBOR(1)	(42,093)	—	(42,093)	Credit Suisse International
3,950	10/04/17	0.772%	3 month LIBOR(2)	79,135	—	79,135	Bank of Nova Scotia
6,600	10/09/17	0.784%	3 month LIBOR(2)	131,238	—	131,238	Morgan Stanley Capital Services
5,700	10/09/17	0.765%	3 month LIBOR(2)	118,066	—	118,066	Bank of Nova Scotia
2,500	10/15/17	0.790%	3 month LIBOR(1)	(50,237)	—	(50,237)	Morgan Stanley Capital Services
5,900	10/22/17	0.882%	3 month LIBOR(2)	97,350	—	97,350	Bank of Nova Scotia
4,800	10/26/17	0.861%	3 month LIBOR(1)	(84,833)	—	(84,833)	Credit Suisse International
6,000	11/09/17	0.774%	3 month LIBOR(2)	135,301	—	135,301	Bank of Nova Scotia
15,700	11/19/17	0.762%	3 month LIBOR(1)	(373,964)	—	(373,964)	Morgan Stanley Capital Services
5,475	11/30/17	1.107%	3 month LIBOR(2)	66,801	—	66,801	Barclays Bank PLC
4,715	11/30/17	1.155%	3 month LIBOR(2)	48,259	—	48,259	Morgan Stanley Capital Services
2,655	12/05/17	0.758%	3 month LIBOR(1)	(66,714)	—	(66,714)	Morgan Stanley Capital Services
4,900	12/11/17	0.734%	3 month LIBOR(2)	129,527	—	129,527	Barclays Bank PLC
2,800	12/20/17	0.868%	3 month LIBOR(2)	59,719	—	59,719	Morgan Stanley Capital Services
49,600	12/31/17	3.054%	3 month LIBOR(1)	7,626,828	—	7,626,828	JPMorgan Chase Bank
33,200	12/31/17	1.975%	3 month LIBOR(1)	1,937,723	—	1,937,723	Citibank N.A.
22,800	12/31/17	0.000%	3 month LIBOR(2)	(3,489,072)	—	(3,489,072)	JPMorgan Chase Bank
16,000	12/31/17	2.267%	3 month LIBOR(1)	1,569,974	—	1,569,974	Bank of America N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$14,700	01/07/18	0.882%	3 month LIBOR(2)	$269,625	$—	$269,625	Morgan Stanley Capital Services
4,700	01/18/18	0.860%	3 month LIBOR(2)	95,057	—	95,057	Bank of Nova Scotia
3,500	02/01/18	1.035%	3 month LIBOR(2)	44,668	—	44,668	Bank of Nova Scotia
4,300	02/15/18	1.047%	3 month LIBOR(2)	56,933	—	56,933	Barclays Bank PLC
2,500	03/06/18	0.903%	3 month LIBOR(2)	54,137	—	54,137	Barclays Bank PLC
4,900	03/08/18	0.959%	3 month LIBOR(2)	93,373	—	93,373	Barclays Bank PLC
2,600	03/13/18	1.044%	3 month LIBOR(2)	39,719	—	39,719	Barclays Bank PLC
1,100	03/15/18	0.885%	3 month LIBOR(2)	25,482	—	25,482	Bank of Nova Scotia
2,000	03/18/18	1.052%	3 month LIBOR(2)	30,536	—	30,536	Barclays Bank PLC
1,100	03/18/18	1.048%	3 month LIBOR(1)	(17,010)	—	(17,010)	Bank of Nova Scotia
2,300	03/20/18	0.965%	3 month LIBOR(2)	45,181	—	45,181	Barclays Bank PLC
2,700	03/27/18	1.002%	3 month LIBOR(2)	49,562	—	49,562	Barclays Bank PLC
9,500	04/15/18	0.902%	3 month LIBOR(2)	241,980	—	241,980	Bank of Nova Scotia
5,700	04/16/18	0.878%	3 month LIBOR(2)	152,133	—	152,133	JPMorgan Chase Bank
1,900	04/18/18	0.876%	3 month LIBOR(2)	51,195	—	51,195	JPMorgan Chase Bank
2,480	05/15/18	2.318%	3 month LIBOR(1)	102,515	—	102,515	JPMorgan Chase Bank
674	05/17/18	0.989%	3 month LIBOR(2)	15,960	—	15,960	Credit Suisse International
5,250	07/27/18	2.464%	3 month LIBOR(2)	(284,341)	—	(284,341)	Bank of America N.A.
101,000	08/09/18	2.008%	3 month LIBOR(1)	2,879,546	—	2,879,546	Barclays Bank PLC
2,390	08/09/18	2.136%	3 month LIBOR(1)	84,687	—	84,687	Bank of America N.A.
18,200	08/10/18	2.059%	3 month LIBOR(1)	567,383	—	567,383	Citibank N.A.
63,740	08/11/18	2.047%	3 month LIBOR(1)	1,938,226	—	1,938,226	Morgan Stanley Capital Services
6,500	08/11/18	2.032%	3 month LIBOR(1)	(192,600)	—	(192,600)	HSBC Bank USA N.A.
5,500	08/12/18	1.764%	3 month LIBOR(1)	83,431	—	83,431	UBS AG
6,600	08/17/18	1.845%	3 month LIBOR(2)	(126,442)	—	(126,442)	Morgan Stanley Capital Services
5,650	08/25/18	1.772%	3 month LIBOR(1)	82,178	—	82,178	Morgan Stanley Capital Services
3,190	08/31/18	1.798%	3 month LIBOR(2)	(50,186)	—	(50,186)	Barclays Bank PLC
5,545	09/02/18	1.825%	3 month LIBOR(2)	(92,993)	—	(92,993)	Barclays Bank PLC
2,480	09/06/18	1.820%	3 month LIBOR(2)	(40,221)	—	(40,221)	Barclays Bank PLC
3,025	09/21/18	1.673%	3 month LIBOR(2)	(21,723)	—	(21,723)	Barclays Bank PLC
40,860	09/27/18	1.525%	3 month LIBOR(1)	(51,148)	—	(51,148)	Morgan Stanley Capital Services
2,910	09/28/18	1.598%	3 month LIBOR(1)	7,454	—	7,454	Barclays Bank PLC
1,455	09/29/18	1.735%	3 month LIBOR(2)	(14,392)	—	(14,392)	Barclays Bank PLC
5,005	10/03/18	1.745%	3 month LIBOR(1)	46,538	—	46,538	UBS AG
10,650	10/05/18	1.665%	3 month LIBOR(1)	51,908	—	51,908	Morgan Stanley Capital Services
11,660	10/06/18	1.599%	3 month LIBOR(1)	13,663	—	13,663	JPMorgan Chase Bank
1,245	10/11/18	1.770%	3 month LIBOR(1)	12,430	—	12,430	JPMorgan Chase Bank
4,115	10/19/18	1.915%	3 month LIBOR(2)	(70,182)	—	(70,182)	Barclays Bank PLC
10,065	10/21/18	1.908%	3 month LIBOR(2)	(165,530)	—	(165,530)	Barclays Bank PLC
11,150	11/01/18	1.984%	3 month LIBOR(2)	(218,219)	—	(218,219)	Barclays Bank PLC
12,755	11/02/18	1.880%	3 month LIBOR(2)	(178,067)	—	(178,067)	Barclays Bank PLC
16,495	11/22/18	1.766%	3 month LIBOR(1)	102,561	—	102,561	Morgan Stanley Capital Services
21,035	11/25/18	1.746%	3 month LIBOR(1)	102,216	—	102,216	Morgan Stanley Capital Services
7,235	11/30/18	1.830%	3 month LIBOR(1)	64,642	—	64,642	Barclays Bank PLC
12,845	12/05/18	1.812%	3 month LIBOR(2)	(97,328)	—	(97,328)	Barclays Bank PLC
7,000	12/08/18	1.802%	3 month LIBOR(2)	(47,148)	—	(47,148)	Barclays Bank PLC
3,700	12/14/18	1.709%	3 month LIBOR(2)	(4,884)	—	(4,884)	Barclays Bank PLC
6,490	01/12/19	1.699%	3 month LIBOR(2)	(39,156)	—	(39,156)	Citibank N.A.
6,220	01/17/19	1.602%	3 month LIBOR(2)	(449)	—	(449)	Barclays Bank PLC
3,080	01/19/19	1.572%	3 month LIBOR(2)	5,958	—	5,958	Bank of Nova Scotia
10,890	01/31/19	1.555%	3 month LIBOR(2)	42,642	—	42,642	Morgan Stanley Capital Services
5,375	02/03/19	1.448%	3 month LIBOR(2)	56,364	—	56,364	Bank of Nova Scotia
7,285	02/06/19	1.438%	3 month LIBOR(2)	82,356	—	82,356	Bank of Nova Scotia
1,980	02/21/19	1.572%	3 month LIBOR(2)	9,400	—	9,400	Citibank N.A.
3,770	02/23/19	1.632%	3 month LIBOR(2)	5,783	—	5,783	Barclays Bank PLC
4,150	03/02/19	1.542%	3 month LIBOR(2)	30,374	—	30,374	Barclays Bank PLC
1,650	03/05/19	1.642%	3 month LIBOR(2)	2,752	—	2,752	Bank of Nova Scotia
2,780	03/13/19	1.616%	3 month LIBOR(2)	10,723	—	10,723	Barclays Bank PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$2,500	04/10/19	1.816%	3 month LIBOR(2)	$(11,488)	$—	$(11,488)	Bank of Nova Scotia
5,760	05/22/19	1.455%	3 month LIBOR(1)	(115,132)	—	(115,132)	Morgan Stanley Capital Services
4,370	07/23/19	1.220%	3 month LIBOR(2)	146,333	—	146,333	Bank of Nova Scotia
1,700	07/31/19	1.176%	3 month LIBOR(2)	62,836	—	62,836	Bank of Nova Scotia
5,600	08/01/19	1.229%	3 month LIBOR(2)	189,175	—	189,175	Bank of Nova Scotia
12,465	08/06/19	1.211%	3 month LIBOR(2)	440,481	—	440,481	Bank of Nova Scotia
725	10/02/19	1.291%	3 month LIBOR(1)	(26,059)	—	(26,059)	Barclays Bank PLC
3,700	10/19/19	1.264%	3 month LIBOR(2)	145,296	—	145,296	Barclays Bank PLC
3,700	10/31/19	1.265%	3 month LIBOR(2)	148,353	—	148,353	Citibank N.A.
1,700	11/02/19	1.252%	3 month LIBOR(1)	(70,146)	—	(70,146)	Citibank N.A.
2,980	11/15/19	1.443%	3 month LIBOR(1)	(90,568)	—	(90,568)	Morgan Stanley Capital Services
1,400	11/16/19	1.167%	3 month LIBOR(1)	(66,934)	—	(66,934)	Barclays Bank PLC
4,000	12/12/19	1.152%	3 month LIBOR(2)	203,400	—	203,400	Bank of Nova Scotia
4,365	02/15/20	1.355%	3 month LIBOR(1)	(186,779)	—	(186,779)	Morgan Stanley Capital Services
2,980	02/15/20	1.505%	3 month LIBOR(2)	99,225	—	99,225	Morgan Stanley Capital Services
775	09/10/20	2.620%	3 month LIBOR(2)	(29,869)	—	(29,869)	Barclays Bank PLC
11,185	09/17/20	2.708%	3 month LIBOR(2)	(494,148)	—	(494,148)	Morgan Stanley Capital Services
6,810	09/30/20	2.485%	3 month LIBOR(2)	(179,596)	—	(179,596)	Morgan Stanley Capital Services
6,680	10/01/20	2.522%	3 month LIBOR(2)	(192,950)	—	(192,950)	UBS AG
1,600	06/08/21	4.640%	3 month LIBOR(1)	95,022	—	95,022	Morgan Stanley Capital Services
1,300	08/01/21	3.068%	3 month LIBOR(1)	85,768	—	85,768	Citibank N.A.
1,340	08/04/21	2.802%	3 month LIBOR(1)	59,801	—	59,801	Barclays Bank PLC
2,310	08/15/21	2.380%	3 month LIBOR(2)	(22,983)	—	(22,983)	Barclays Bank PLC
1,340	08/19/21	2.350%	3 month LIBOR(2)	(9,673)	—	(9,673)	Barclays Bank PLC
1,100	08/24/21	2.250%	3 month LIBOR(1)	(1,325)	—	(1,325)	Citibank N.A.
4,905	08/25/21	2.222%	3 month LIBOR(2)	17,387	—	17,387	Bank of America N.A.
1,370	09/06/21	2.222%	3 month LIBOR(1)	(6,261)	—	(6,261)	UBS AG
1,350	09/06/21	2.248%	3 month LIBOR(1)	(3,484)	—	(3,484)	Barclays Bank PLC
850	09/09/21	2.205%	3 month LIBOR(2)	5,289	—	5,289	Barclays Bank PLC
1,320	09/13/21	2.171%	3 month LIBOR(2)	12,232	—	12,232	Bank of America N.A.
1,385	09/14/21	2.160%	3 month LIBOR(1)	(14,195)	—	(14,195)	Barclays Bank PLC
1,355	09/16/21	2.212%	3 month LIBOR(1)	(8,486)	—	(8,486)	Barclays Bank PLC
890	09/19/21	2.259%	3 month LIBOR(2)	2,579	—	2,579	Barclays Bank PLC
3,110	09/22/21	2.158%	3 month LIBOR(1)	(34,753)	—	(34,753)	Barclays Bank PLC
1,625	10/03/21	2.160%	3 month LIBOR(1)	(20,812)	—	(20,812)	Morgan Stanley Capital Services
1,080	10/04/21	2.108%	3 month LIBOR(1)	(18,365)	—	(18,365)	Citibank N.A.
2,395	10/07/21	2.135%	3 month LIBOR(1)	(36,170)	—	(36,170)	Citibank N.A.
2,960	10/11/21	2.285%	3 month LIBOR(2)	10,680	—	10,680	Barclays Bank PLC
1,850	10/11/21	2.118%	3 month LIBOR(1)	(31,213)	—	(31,213)	Citibank N.A.
3,020	12/06/21	2.238%	3 month LIBOR(2)	38,455	—	38,455	Barclays Bank PLC
1,070	12/19/21	2.052%	3 month LIBOR(1)	(30,554)	—	(30,554)	Barclays Bank PLC
5,260	12/22/21	2.085%	3 month LIBOR(1)	(137,814)	—	(137,814)	Barclays Bank PLC
600	12/23/21	2.090%	3 month LIBOR(2)	15,549	—	15,549	Barclays Bank PLC
2,945	12/28/21	2.118%	3 month LIBOR(2)	71,348	—	71,348	Barclays Bank PLC
2,850	01/13/22	2.050%	3 month LIBOR(2)	61,273	—	61,273	Bank of Nova Scotia
2,850	01/20/22	1.998%	3 month LIBOR(2)	75,475	—	75,475	Bank of Nova Scotia
2,190	01/24/22	2.112%	3 month LIBOR(2)	37,973	—	37,973	Bank of Nova Scotia
1,650	01/24/22	2.118%	3 month LIBOR(2)	27,919	—	27,919	Bank of Nova Scotia
1,900	02/17/22	2.018%	3 month LIBOR(2)	52,502	—	52,502	Bank of Nova Scotia
1,415	02/21/22	2.105%	3 month LIBOR(2)	29,313	—	29,313	JPMorgan Chase Bank
945	02/21/22	2.100%	3 month LIBOR(2)	19,971	—	19,971	JPMorgan Chase Bank
1,430	02/23/22	2.117%	3 month LIBOR(2)	28,448	—	28,448	JPMorgan Chase Bank
1,800	03/28/22	2.350%	3 month LIBOR(1)	(6,385)	—	(6,385)	Barclays Bank PLC
2,100	05/15/22	1.988%	3 month LIBOR(2)	82,126	—	82,126	JPMorgan Chase Bank
2,750	06/11/22	1.842%	3 month LIBOR(2)	147,740	—	147,740	Bank of Nova Scotia
2,200	08/10/22	1.758%	3 month LIBOR(2)	128,315	—	128,315	Bank of Nova Scotia
1,300	10/16/22	1.722%	3 month LIBOR(1)	(89,057)	—	(89,057)	Barclays Bank PLC
1,900	10/25/22	1.801%	3 month LIBOR(1)	(118,670)	—	(118,670)	Credit Suisse International

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$15,600	11/15/22	1.639%	3 month LIBOR(2)	$1,225,877	$—	$1,225,877	Barclays Bank PLC
7,525	02/14/23	2.069%	3 month LIBOR(1)	(305,424)	—	(305,424)	Bank of Nova Scotia
2,700	02/19/23	2.105%	3 month LIBOR(2)	102,209	—	102,209	Bank of Nova Scotia
700	03/21/23	2.038%	3 month LIBOR(2)	32,757	—	32,757	Barclays Bank PLC
1,650	04/03/23	1.995%	3 month LIBOR(2)	86,918	—	86,918	Barclays Bank PLC
2,480	02/14/27	2.502%	3 month LIBOR(1)	(137,141)	—	(137,141)	Barclays Bank PLC
1,020	09/06/41	3.028%	3 month LIBOR(2)	63,823	—	63,823	UBS AG
1,020	09/06/41	3.110%	3 month LIBOR(2)	47,901	—	47,901	UBS AG
985	09/08/41	2.954%	3 month LIBOR(1)	(75,517)	—	(75,517)	Barclays Bank PLC
605	09/09/41	3.019%	3 month LIBOR(1)	(38,911)	—	(38,911)	Barclays Bank PLC
1,270	10/11/41	2.719%	3 month LIBOR(2)	157,880	—	157,880	JPMorgan Chase Bank
1,310	10/17/41	2.905%	3 month LIBOR(1)	(117,551)	—	(117,551)	Barclays Bank PLC
1,350	12/12/41	2.685%	3 month LIBOR(1)	(182,877)	—	(182,877)	Citibank N.A.
1,235	12/20/41	2.614%	3 month LIBOR(2)	184,498	—	184,498	Citibank N.A.
750	12/20/41	2.615%	3 month LIBOR(1)	(111,868)	—	(111,868)	Barclays Bank PLC
775	01/10/42	2.718%	3 month LIBOR(1)	(91,959)	—	(91,959)	Barclays Bank PLC
820	01/11/42	2.710%	3 month LIBOR(1)	(98,551)	—	(98,551)	Citibank N.A.
1,595	01/12/42	2.772%	3 month LIBOR(2)	172,659	—	172,659	Citibank N.A.
1,070	02/09/42	2.840%	3 month LIBOR(1)	(104,455)	—	(104,455)	Barclays Bank PLC

				$15,467,593	$—	$15,467,593

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
$19,700	06/27/16	0.852%	3 month LIBOR(1)	$—	$27,326	$27,326
7,515	11/30/17	1.457%	3 month LIBOR(2)	—	(13,120)	(13,120)
7,495	11/30/17	1.417%	3 month LIBOR(2)	—	(925)	(925)
7,430	11/30/17	1.418%	3 month LIBOR(2)	—	(1,231)	(1,231)
43,200	06/25/18	1.502%	3 month LIBOR(1)	—	(89,680)	(89,680)
6,900	06/26/18	1.747%	3 month LIBOR(1)	—	67,795	67,795
7,400	07/02/18	1.564%	3 month LIBOR(2)	—	(2,348)	(2,348)

				$—	$(12,183)	$(12,183)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$26,051,015	$—
Commercial Mortgage-Backed Securities	—	21,230,357	—
Corporate Bonds	—	35,079,830	—
Non-Corporate Foreign Agencies	—	5,853,565	—
Sovereigns	—	9,991,948	—
U.S. Government Agency Obligations	—	81,653,549	—
U.S. Treasury Obligations	—	29,927,313	—
Affiliated Money Market Mutual Fund	104,052,099	—	—
Options Purchased	—	574	—
Other Financial Instruments*
Futures Contracts	199,581	—	—
Interest Rate Swaps	(12,183)	15,467,593	—

Total	$104,239,497	$225,255,744	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (including 8.6% of collateral received for securities on loan)	34.3%
U.S. Government Agency Obligations	26.9
U.S. Treasury Obligations	9.9
Asset-Backed Securities	8.6
Commercial Mortgage-Backed Securities	7.0
Banking	5.3
Sovereigns	3.3
Non-Corporate Foreign Agencies	1.9
Capital Goods	0.8
Telecommunications	0.7
Healthcare & Pharmaceutical	0.6
Insurance	0.6
Energy – Integrated	0.5
Foods	0.4

Technology	0.4%
Non-Captive Finance	0.4
Pipelines & Other	0.3
Media & Entertainment	0.3
Cable	0.2
Retailers	0.2
Healthcare Insurance	0.2
Tobacco	0.2
Chemicals	0.2
Railroads	0.2
Electric	0.1

103.5
Liabilities in excess of other assets	(3.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$302,580	*	Due from broker-variation margin	$115,182	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	26,362,927		Unrealized depreciation on over-the-counter swap agreements	10,895,334
Interest rate contracts	Unaffiliated investments	574		—	—

Total		$26,666,081			$11,010,516

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$25,660	$(3,688)	$76,992	$10,539,018	$10,637,982

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value		Options Purchased	Futures	Swaps	Total
Interest rate contracts		$(35,934)	$59,053	$(11,391,978)	$(11,368,859)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Long Position(3)	Futures Short Position(3)	Interest Rate Swaps(4)
$31,471	$5,415	$49,158,878	$21,058,434	$1,583,771,333

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BOND PORTFOLIO 2017 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary b

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$25,384,079	$—	$ —	$25,384,079
Exchange-traded and cleared derivatives	1,460	—	—	1,460
Over-the-counter derivatives	26,363,501	(574)	—	26,362,927

				51,748,466

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	(10,895,334)	—	—	(10,895,334)

				(10,895,334)

Collateral Amount Pledged/(Received):
Securities on loan	(25,384,079)
Exchange-traded and cleared derivatives
Over-the-counter derivatives	(15,467,593)

Net Amount	$1,460

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BOND PORTFOLIO 2017 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $25,384,079:
Unaffiliated investments (cost $211,721,986)	$209,788,151
Affiliated investments (cost $104,052,099)	104,052,099
Unrealized appreciation on over-the counter swap agreements	26,362,927
Dividends and interest receivable	1,047,080
Receivable for investments sold	823,013
Tax reclaim receivable	6,640
Due from broker-variation margin	1,460
Prepaid expenses	458

Total Assets	342,081,828

LIABILITIES:
Payable to broker for collateral for securities on loan	25,972,415
Unrealized depreciation on over-the counter swap agreements	10,895,334
Payable for investments purchased	1,414,760
Payable for fund share repurchased	264,429
Advisory fees payable	132,659
Accrued expenses and other liabilities	82,650
Payable to custodian	24,200
Distribution fee payable	3,429
Affiliated transfer agent fee payable	417

Total Liabilities	38,790,293

NET ASSETS	$303,291,535

Net assets were comprised of:
Paid-in capital	$264,981,028
Retained earnings	38,310,507

Net assets, June 30, 2013	$303,291,535

Net asset value and redemption price per share, $303,291,535 / 25,660,338 outstanding shares of beneficial interest	$11.82

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$2,314,671
Affiliated income from securities lending, net	20,120
Affiliated dividend income	10,039

2,344,830

EXPENSES
Advisory fees	906,741
Distribution fee	92,121
Shareholder servicing fees and expenses	48,725
Custodian and accounting fees.	39,000
Audit fee	19,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including
affiliated expense of $1,300) (Note 4)	5,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 7)	442
Miscellaneous	4,933

Total expenses	1,137,962

NET INVESTMENT INCOME	1,206,868

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	384,833
Futures transactions	76,992
Swap agreement transactions	10,539,018
Options written transactions	(3,688)

10,997,155

Net change in unrealized appreciation (depreciation) on:
Investments	(7,439,154)
Futures	59,053
Swap agreements	(11,391,978)

(18,772,079)

NET LOSS ON INVESTMENTS	(7,774,924)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,568,056)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,206,868	$2,907,827
Net realized gain on investment transactions	10,997,155	10,012,764
Net change in unrealized appreciation (depreciation) on investments	(18,772,079)	8,460,688

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,568,056)	21,381,279

DISTRIBUTIONS	—	(2,089,952)

FUND SHARE TRANSACTIONS:
Fund share sold [7,629,031 and 10,239,389 shares, respectively]	90,556,313	122,055,549
Fund share issued in reinvestment of distributions [0 and 176,219 shares, respectively]	—	2,089,952
Fund share repurchased [11,247,461 and 24,900,518 shares, respectively]	(136,312,794)	(296,054,180)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(45,756,481)	(171,908,679)

TOTAL DECREASE IN NET ASSETS	(52,324,537)	(152,617,352)
NET ASSETS:
Beginning of period	355,616,072	508,233,424

End of period	$303,291,535	$355,616,072

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 80.4% ASSET-BACKED SECURITIES — 10.0%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/15/16	$1,800	$1,804,322
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/20/14	965	964,672
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.363%	(c)	04/15/17	2,600	2,598,515
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.343%	(c)	03/15/18	2,300	2,296,511
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	176	176,517
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	1,000	1,000,691
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.943%	(c)	03/15/16	3,400	3,442,697
BMW Vehicle Lease Trust, Series 2012-1, Class A2	Aaa	0.590%		06/20/14	898	898,306
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	111	110,594
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%		10/16/17	3,200	3,176,451
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.333%	(c)	12/15/18	1,000	990,059
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.393%	(c)	01/15/18	2,800	2,794,221
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%		11/15/14	2,471	2,469,609
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	600	615,171
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.573%	(c)	01/15/18	1,600	1,599,179
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.632%	(c)	10/20/17	2,100	2,084,912
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.592%	(c)	04/20/18	1,900	1,891,423
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	2,168	2,166,731
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	1,497	1,498,262
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	196	196,278
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.493%	(c)	02/15/18	2,400	2,387,282
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	407	407,264
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%		11/15/15	2,800	2,791,925

TOTAL ASSET-BACKED SECURITIES (cost $38,297,253)						38,361,592

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.2%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%		07/10/43	2,250	2,382,448
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%		10/10/45	279	281,252
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5	Aaa	4.857%	(c)	07/10/43	275	290,864
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	1,410	1,466,146
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	2,200	2,181,007

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%	(c)	08/10/42	$600	$625,904
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%	(c)	02/15/38	2,938	3,063,613
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%		02/15/40	11	10,520
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%		01/25/23	2,000	1,891,822
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	235	234,582
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aa2	5.224%	(c)	04/10/37	3,500	3,749,924
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	1,890	1,946,634
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(d)	5.553%	(c)	04/10/38	1,600	1,742,754
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,560	1,727,695
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	Aaa	5.778%	(c)	08/10/45	385	389,454
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.367%	(c)	12/15/44	2,380	2,568,356
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	255	261,161
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	120	122,841
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%		09/15/39	7	6,530
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	(c)	08/12/43	2,700	2,993,296
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.664%	(c)	02/12/39	300	327,584
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	3,165	3,161,693
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%	(c)	06/15/45	3,000	3,339,057
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	750	828,448

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $35,500,522)						35,593,585

CORPORATE BONDS — 12.6%
Banking — 5.8%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	345	318,544
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%		04/01/15	325	340,901
Bank of America Corp., Sr. Unsec’d. Notes(h)	Baa2	6.000%		09/01/17	1,750	1,961,668
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750%		05/22/19	255	303,769
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	300	316,417
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		01/14/22	280	291,712
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19	825	1,039,522
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%		02/21/18	1,910	1,848,651
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	300	320,970
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%		03/15/20	625	678,159
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%		08/17/15	8,680	8,688,749

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	$300	$312,523
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	6.300%	04/23/19	850	987,443
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%	04/28/15	375	402,062
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/26/20	1,175	1,261,230
PNC Bank NA, Sub. Notes	A3	2.950%	01/30/23	610	562,749
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200%	05/13/14	425	438,205
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21	70	77,717
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%	02/01/18	1,750	2,015,587

					22,166,578

Cable — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19	480	467,163

Capital Goods — 0.8%
ABB Finance USA, Inc., Gtd. Notes	A2	1.625%	05/08/17	635	630,820
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	185	183,153
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	300	317,629
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800%	06/01/17	890	893,260
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	170	175,568
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16	920	967,259

					3,167,689

Chemicals — 0.2%
E. I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	650	702,101

Electric — 0.2%
Carolina Power & Light Co., First Mortgage Bonds	A1	5.300%	01/15/19	125	143,589
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	385	412,818

					556,407

Energy – Integrated — 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.846%	05/05/17	1,195	1,196,460
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	105	109,743
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	195	204,893
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	50	54,244
Chevron Corp., Sr. Unsec’d. Notes	Aa1	1.718%	06/24/18	1,235	1,223,642

					2,788,982

Energy – Other
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A1	4.100%	02/01/21	65	68,646
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	31,444

					100,090

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	800	1,011,866

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Foods (continued)
Bottling Group LLC, Gtd. Notes	A1	5.125%	01/15/19	$125	$142,324
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	209	235,747
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	191	214,236
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	275	284,774

					1,888,947

Healthcare & Pharmaceutical — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.300%	06/15/16	655	672,660
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	1.500%	05/08/17	805	799,540
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa3	5.125%	02/10/19	250	287,736
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	275	328,345
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21	355	348,167

					2,436,448

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	06/01/21	150	156,129
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	09/15/18	290	343,537
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	385	421,618

					921,284

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	550	618,426
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	850	926,341
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	790	992,300

					2,537,067

Media & Entertainment — 0.4%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	300	314,924
NBCUniversal Media LLC, Gtd. Notes	A3	4.375%	04/01/21	360	388,330
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	525	572,396
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	155	164,386

					1,440,036

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(h)	A1	3.100%	01/09/23	70	66,127
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	125	118,115
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	65	69,447
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	30	31,823
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	550	638,514
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	575	630,758

					1,554,784

Pipelines & Other — 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	170	222,253
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	650	641,209
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	450	453,591

					1,317,053

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	450	532,656

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Retailers — 0.2%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	$415	$457,569
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	400	436,255

					893,824

Technology — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	1.000%	05/03/18	1,910	1,834,169
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	240	271,506

					2,105,675

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	820	830,831
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%	08/15/21	1,070	1,103,589
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	300	325,205

					2,259,625

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	495	658,056

TOTAL CORPORATE BONDS (cost $47,701,966)					48,494,465

MUNICIPAL BOND — 0.1%
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	268,972

NON-CORPORATE FOREIGN AGENCIES — 2.6%
DNB Boligkreditt AS (Norway), Covered Bonds, 144A	Aaa	1.450%	03/21/18	1,340	1,301,006
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18	1,008	972,720
Kreditanstalt fur Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	7,050	6,940,020
Stadshypotek AB (Sweden), Covered Bonds, 144A	Aaa	1.250%	05/23/18	805	773,364
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	160	184,924

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $10,334,258)					10,172,034

SOVEREIGNS — 3.7%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	1,000	994,829
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	830	836,233
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(d)	2.875%	09/15/14	1,100	1,129,150
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	Aa3	4.250%	09/03/13	800	804,912
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	2,200	2,189,220
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.375%	04/25/16	200	197,840
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	AAA(d)	0.625%	05/22/15	830	832,672
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	700	728,350
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15	840	838,968
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%	09/12/15	840	833,364
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%	10/23/22	4,080	3,751,152

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SOVEREIGNS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, 144A	Baa3	4.000%		03/06/18	$1,000	$984,300

TOTAL SOVEREIGNS (cost $14,537,352)						14,120,990

U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.2%
Federal Home Loan Banks		0.250%		02/20/15	26,515	26,477,534
Federal Home Loan Banks		1.375%		05/28/14	19,200	19,401,101
Federal Home Loan Mortgage Corp.		0.625%		12/29/14	5,250	5,273,798
Federal Home Loan Mortgage Corp.		0.750%		01/12/18	235	227,529
Federal Home Loan Mortgage Corp.		0.875%		03/07/18	19,185	18,564,902
Federal Home Loan Mortgage Corp.		1.000%		09/29/17	205	202,560
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	7,975	7,749,922
Federal National Mortgage Association		0.875%		08/28/17	1,805	1,769,232
Federal National Mortgage Association		0.875%		05/21/18	3,695	3,571,077
Federal National Mortgage Association		5.375%		06/12/17	560	648,137
Government National Mortgage Association		4.000%		02/15/39	33	34,461
Government National Mortgage Association		4.000%		03/20/40	273	287,453
Government National Mortgage Association		4.000%		04/20/40	574	607,006
Government National Mortgage Association		4.000%		07/20/40	603	634,158
Government National Mortgage Association		4.000%		08/15/40	301	317,818
Government National Mortgage Association		4.000%		08/20/40	7,895	8,306,732
Government National Mortgage Association		4.000%		09/20/40	617	651,662
Government National Mortgage Association		4.000%		10/20/40	357	377,269
Government National Mortgage Association		4.000%		12/15/40	211	225,403
Government National Mortgage Association		4.000%		04/20/41	365	384,636
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.220%	(s)	03/15/22	1,740	1,360,847
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		04/26/24	3,350	4,070,622
Residual Funding Corp. Strips Principal		1.560%	(s)	10/15/19	10,960	9,618,595
Residual Funding Corp. Strips Principal		1.560%	(s)	07/15/20	9,595	8,198,793
Tennessee Valley Authority, Sr. Unsec’d. Notes		4.500%		04/01/18	8,000	9,023,448

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $129,964,204)						127,984,695

U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bonds		0.500%		06/15/16	4,840	4,819,580
U.S. Treasury Bonds		1.750%		05/15/23	795	744,567
U.S. Treasury Bonds		2.750%		11/15/42	1,965	1,694,199
U.S. Treasury Bonds		7.250%		08/15/22	4,380	6,181,617
U.S. Treasury Inflationary Indexed Bonds		0.125%		01/15/23	559	542,341
U.S. Treasury Notes(k)		0.250%		03/31/15	340	339,628
U.S. Treasury Notes		0.250%		05/31/15	1,700	1,697,011
U.S. Treasury Notes		0.750%		10/31/17	4,670	4,582,073
U.S. Treasury Notes		1.000%		01/15/14	8,000	8,037,816
U.S. Treasury Strips Coupon		1.250%	(n)	05/15/15	6,120	6,080,006

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Strips Principal	0.410%	(s)	11/15/15	$2	$1,976

TOTAL U.S. TREASURY OBLIGATIONS (cost $35,003,964)					34,720,814

TOTAL LONG-TERM INVESTMENTS (cost $311,591,064)					309,717,147

				Shares
SHORT-TERM INVESTMENTS — 14.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $56,595,431) (Note 4)(w)				56,595,431	56,595,431

			Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Options
Interest Rate Swap Options, Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/16/13 (cost $54,315)			Deutsche Bank	$6,390	854

TOTAL SHORT-TERM INVESTMENTS (cost $56,649,746)					56,596,285

TOTAL INVESTMENTS — 95.1% (cost $368,240,810)					366,313,432
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 4.9%					19,027,184

NET ASSETS — 100.0%					$385,340,616

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s Rating.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects the effective yield at June 30, 2013.

(s)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
93	90 Day Euro Dollar	Sep. 2013	$23,178,112	$23,176,762	$(1,350)
107	5 Year U.S. Treasury Notes	Sep. 2013	12,936,955	12,952,016	15,061

					13,711

Short Positions:
46	2 Year U.S. Treasury Notes	Sep. 2013	10,118,593	10,120,000	(1,407)
51	10 Year U.S. Treasury Notes	Sep. 2013	6,453,445	6,454,688	(1,243)
1	U.S. Long Bond	Sep. 2013	140,280	135,844	4,436
25	U.S. Ultra Bond	Sep. 2013	3,823,794	3,682,812	140,982

					142,768

					$156,479

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$6,490	09/01/13	0.502%	3 month LIBOR(2)	$(11,930)	$—	$(11,930)	Barclays Bank PLC
20,000	10/30/13	0.563%	3 month LIBOR(2)	(26,125)	—	(26,125)	Morgan Stanley Capital Services
46,350	04/12/14	0.596%	3 month LIBOR(1)	128,418	—	128,418	Citibank N.A.
20,990	05/28/14	0.580%	3 month LIBOR(2)	(49,636)	—	(49,636)	Barclays Bank PLC
23,940	07/03/14	0.552%	3 month LIBOR(1)	96,453	—	96,453	Bank of Nova Scotia
26,200	08/17/14	0.605%	3 month LIBOR(2)	(117,576)	—	(117,576)	Barclays Bank PLC
20,855	08/27/14	0.630%	3 month LIBOR(2)	(100,035)	—	(100,035)	Barclays Bank PLC
20,855	08/28/14	0.630%	3 month LIBOR(2)	(99,760)	—	(99,760)	Barclays Bank PLC
4,200	09/12/14	0.656%	3 month LIBOR(2)	(21,530)	—	(21,530)	Barclays Bank PLC
5,200	09/19/14	0.669%	3 month LIBOR(2)	(27,518)	—	(27,518)	JPMorgan Chase Bank
4,950	09/27/14	0.650%	3 month LIBOR(2)	(24,605)	—	(24,605)	Citibank N.A.
2,300	09/27/14	0.401%	3 month LIBOR(1)	7,409	—	7,409	Barclays Bank PLC
2,285	10/26/14	0.835%	3 month LIBOR(2)	(15,540)	—	(15,540)	Barclays Bank PLC
6,235	10/28/14	0.816%	3 month LIBOR(2)	(40,484)	—	(40,484)	Barclays Bank PLC
2,265	10/28/14	0.809%	3 month LIBOR(2)	(14,472)	—	(14,472)	Barclays Bank PLC
590	12/04/14	0.371%	3 month LIBOR(2)	300	—	300	Morgan Stanley Capital Services
7,500	07/09/15	0.592%	3 month LIBOR(2)	(28,870)	—	(28,870)	Bank of Nova Scotia
11,000	08/20/15	0.615%	3 month LIBOR(2)	(38,779)	—	(38,779)	Bank of Nova Scotia
6,660	09/28/15	0.491%	3 month LIBOR(1)	(2,482)	—	(2,482)	Credit Suisse International
2,640	09/28/15	0.918%	3 month LIBOR(2)	(27,079)	—	(27,079)	Barclays Bank PLC
4,100	12/21/15	0.494%	3 month LIBOR(2)	13,519	—	13,519	Citibank N.A.
62,400	05/09/16	0.483%	3 month LIBOR(1)	(469,672)	—	(469,672)	Bank of Nova Scotia
16,115	06/07/16	0.654%	3 month LIBOR(1)	(57,757)	—	(57,757)	JPMorgan Chase Bank
3,520	08/22/16	1.168%	3 month LIBOR(2)	(47,184)	—	(47,184)	Morgan Stanley Capital Services
3,060	08/26/16	1.299%	3 month LIBOR(1)	54,453	—	54,453	Morgan Stanley Capital Services
18,820	08/31/16	0.934%	3 month LIBOR(1)	92,600	—	92,600	Credit Suisse International
7,950	08/31/16	0.975%	3 month LIBOR(2)	(50,405)	—	(50,405)	JPMorgan Chase Bank
7,950	08/31/16	0.978%	3 month LIBOR(2)	(51,373)	—	(51,373)	JPMorgan Chase Bank
9,150	09/06/16	1.170%	3 month LIBOR(1)	117,082	—	117,082	UBS AG
8,685	11/30/16	0.945%	3 month LIBOR(2)	356	—	356	Citibank N.A.
10,820	12/08/16	1.345%	3 month LIBOR(2)	(144,909)	—	(144,909)	Barclays Bank PLC
4,400	12/29/16	1.351%	3 month LIBOR(1)	54,961	—	54,961	Barclays Bank PLC
11,600	01/17/17	1.149%	3 month LIBOR(2)	(108,542)	—	(108,542)	Barclays Bank PLC
7,800	01/20/17	1.120%	3 month LIBOR(2)	(63,322)	—	(63,322)	Bank of Nova Scotia
5,300	01/24/17	1.176%	3 month LIBOR(2)	(53,437)	—	(53,437)	Bank of Nova Scotia
18,470	01/27/17	1.138%	3 month LIBOR(2)	(155,216)	—	(155,216)	Bank of Nova Scotia
4,700	02/02/17	1.020%	3 month LIBOR(1)	15,659	—	15,659	Bank of Nova Scotia
11,330	02/06/17	0.965%	3 month LIBOR(2)	(10,614)	—	(10,614)	Bank of Nova Scotia
2,500	02/08/17	1.037%	3 month LIBOR(2)	(9,140)	—	(9,140)	Bank of Nova Scotia

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$6,330	02/13/17	1.128%	3 month LIBOR(2)	$(44,099)	$—	$(44,099)	Bank of Nova Scotia
12,715	02/28/17	0.680%	3 month LIBOR(1)	(147,850)	—	(147,850)	Citibank N.A.
3,380	03/06/17	1.122%	3 month LIBOR(2)	(18,792)	—	(18,792)	Barclays Bank PLC
6,150	03/30/17	1.232%	3 month LIBOR(2)	(48,173)	—	(48,173)	Bank of Nova Scotia
8,100	05/17/17	1.100%	3 month LIBOR(1)	(3,580)	—	(3,580)	Bank of Nova Scotia
10,100	07/05/17	0.938%	3 month LIBOR(2)	59,392	—	59,392	Bank of Nova Scotia
11,960	07/16/17	0.847%	3 month LIBOR(2)	127,959	—	127,959	Bank of Nova Scotia
12,100	08/01/17	0.844%	3 month LIBOR(2)	144,186	—	144,186	Bank of Nova Scotia
5,350	08/31/17	0.751%	3 month LIBOR(2)	108,151	—	108,151	Bank of Nova Scotia
40,200	09/10/17	0.845%	3 month LIBOR(2)	585,342	—	585,342	Morgan Stanley Capital Services
7,300	09/25/17	0.820%	3 month LIBOR(2)	121,794	—	121,794	Bank of Nova Scotia
4,550	10/04/17	0.772%	3 month LIBOR(2)	91,156	—	91,156	Bank of Nova Scotia
11,000	10/09/17	0.765%	3 month LIBOR(2)	227,847	—	227,847	Bank of Nova Scotia
5,975	10/15/17	0.790%	3 month LIBOR(1)	(120,066)	—	(120,066)	Morgan Stanley Capital Services
6,700	10/22/17	0.882%	3 month LIBOR(2)	110,550	—	110,550	Bank of Nova Scotia
8,000	11/09/17	0.774%	3 month LIBOR(2)	180,401	—	180,401	Bank of Nova Scotia
3,530	11/13/17	0.775%	3 month LIBOR(1)	(80,498)	—	(80,498)	Bank of Nova Scotia
9,615	11/30/17	1.457%	3 month LIBOR(2)	(16,783)	193	(16,976)	Citibank N.A.
8,075	11/30/17	1.107%	3 month LIBOR(2)	98,524	—	98,524	Barclays Bank PLC
6,700	11/30/17	1.155%	3 month LIBOR(2)	68,577	—	68,577	Morgan Stanley Capital Services
2,110	12/05/17	0.758%	3 month LIBOR(1)	(53,019)	—	(53,019)	Morgan Stanley Capital Services
6,200	12/11/17	0.734%	3 month LIBOR(2)	163,891	—	163,891	Barclays Bank PLC
5,700	12/12/17	0.736%	3 month LIBOR(2)	151,433	—	151,433	Bank of Nova Scotia
3,820	12/13/17	0.755%	3 month LIBOR(1)	(98,546)	—	(98,546)	Morgan Stanley Capital Services
4,200	12/20/17	0.868%	3 month LIBOR(2)	89,579	—	89,579	Morgan Stanley Capital Services
11,300	01/07/18	0.882%	3 month LIBOR(2)	207,263	—	207,263	Morgan Stanley Capital Services
7,800	01/18/18	0.860%	3 month LIBOR(2)	157,754	—	157,754	Bank of Nova Scotia
6,900	02/01/18	1.035%	3 month LIBOR(2)	88,060	—	88,060	Bank of Nova Scotia
5,500	03/06/18	0.903%	3 month LIBOR(2)	119,101	—	119,101	Barclays Bank PLC
5,000	03/08/18	0.959%	3 month LIBOR(2)	95,278	—	95,278	Barclays Bank PLC
2,800	03/13/18	1.044%	3 month LIBOR(2)	42,774	—	42,774	Barclays Bank PLC
1,610	03/15/18	0.885%	3 month LIBOR(2)	37,297	—	37,297	Bank of Nova Scotia
1,610	03/18/18	1.048%	3 month LIBOR(1)	(24,897)	—	(24,897)	Bank of Nova Scotia
7,700	03/20/18	0.965%	3 month LIBOR(2)	151,257	—	151,257	Barclays Bank PLC
7,500	03/27/18	1.002%	3 month LIBOR(2)	137,672	—	137,672	Barclays Bank PLC
9,400	04/15/18	0.902%	3 month LIBOR(2)	239,433	—	239,433	Bank of Nova Scotia
2,900	04/18/18	0.876%	3 month LIBOR(2)	78,140	—	78,140	JPMorgan Chase Bank
5,290	05/15/18	2.318%	3 month LIBOR(1)	218,671	—	218,671	JPMorgan Chase Bank
1,008	05/17/18	0.989%	3 month LIBOR(2)	23,869	—	23,869	Credit Suisse International
2,990	07/28/18	2.455%	3 month LIBOR(1)	160,095	—	160,095	Bank of America N.A.
1,960	08/02/18	2.400%	3 month LIBOR(1)	98,186	—	98,186	Barclays Bank PLC
5,640	08/04/18	2.179%	3 month LIBOR(1)	214,471	—	214,471	Barclays Bank PLC
108,200	08/09/18	2.008%	3 month LIBOR(1)	3,084,821	—	3,084,821	Barclays Bank PLC
5,430	08/09/18	2.136%	3 month LIBOR(1)	192,406	—	192,406	Bank of America N.A.
4,950	08/09/18	2.058%	3 month LIBOR(2)	(154,388)	—	(154,388)	Barclays Bank PLC
36,260	08/11/18	2.047%	3 month LIBOR(1)	1,102,605	—	1,102,605	Morgan Stanley Capital Services
3,500	08/12/18	1.764%	3 month LIBOR(1)	53,092	—	53,092	UBS AG
49,750	08/17/18	1.838%	3 month LIBOR(1)	934,112	—	934,112	Barclays Bank PLC
5,900	08/17/18	1.845%	3 month LIBOR(2)	(113,031)	—	(113,031)	Morgan Stanley Capital Services
3,350	08/18/18	1.818%	3 month LIBOR(2)	(58,746)	—	(58,746)	Citibank N.A.
5,600	08/24/18	1.742%	3 month LIBOR(1)	73,356	—	73,356	Bank of America N.A.
6,250	08/25/18	1.772%	3 month LIBOR(1)	90,905	—	90,905	Morgan Stanley Capital Services
2,760	08/31/18	1.798%	3 month LIBOR(2)	(43,421)	—	(43,421)	Barclays Bank PLC
7,855	09/02/18	1.825%	3 month LIBOR(2)	(131,733)	—	(131,733)	Barclays Bank PLC
3,530	09/06/18	1.820%	3 month LIBOR(2)	(57,250)	—	(57,250)	Barclays Bank PLC
1,760	09/08/18	1.688%	3 month LIBOR(2)	(15,679)	—	(15,679)	Barclays Bank PLC
5,250	09/13/18	1.695%	3 month LIBOR(2)	(47,152)	—	(47,152)	Barclays Bank PLC
33,580	09/27/18	1.525%	3 month LIBOR(1)	(42,035)	—	(42,035)	Morgan Stanley Capital Services

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$11,590	09/28/18	1.598%	3 month LIBOR(1)	$29,690	$—	$29,690	Barclays Bank PLC
1,950	09/29/18	1.710%	3 month LIBOR(1)	15,130	—	15,130	Barclays Bank PLC
31,800	10/03/18	1.745%	3 month LIBOR(1)	295,683	—	295,683	UBS AG
15,225	10/05/18	1.665%	3 month LIBOR(1)	74,206	—	74,206	Morgan Stanley Capital Services
13,895	10/06/18	1.599%	3 month LIBOR(1)	16,272	—	16,272	JPMorgan Chase Bank
9,260	10/27/18	1.960%	3 month LIBOR(2)	(173,323)	—	(173,323)	Barclays Bank PLC
10,275	11/01/18	1.984%	3 month LIBOR(2)	(201,094)	—	(201,094)	Barclays Bank PLC
30,925	11/02/18	1.880%	3 month LIBOR(2)	(431,731)	—	(431,731)	Barclays Bank PLC
19,335	11/22/18	1.766%	3 month LIBOR(1)	120,220	—	120,220	Morgan Stanley Capital Services
41,000	11/23/18	1.760%	3 month LIBOR(1)	237,745	—	237,745	Barclays Bank PLC
13,200	11/23/18	1.741%	3 month LIBOR(1)	62,963	—	62,963	Deutsche Bank AG
37,730	11/25/18	1.746%	3 month LIBOR(1)	183,342	—	183,342	Morgan Stanley Capital Services
19,265	11/29/18	1.758%	3 month LIBOR(1)	99,283	—	99,283	Citibank N.A.
25,755	12/05/18	1.812%	3 month LIBOR(2)	(195,149)	—	(195,149)	Barclays Bank PLC
2,270	12/19/18	1.668%	3 month LIBOR(1)	(4,743)	—	(4,743)	Barclays Bank PLC
8,710	12/22/18	1.692%	3 month LIBOR(1)	(2,379)	—	(2,379)	Barclays Bank PLC
49,000	12/31/18	2.808%	3 month LIBOR(1)	5,582,740	—	5,582,740	JPMorgan Chase Bank
31,200	12/31/18	2.259%	3 month LIBOR(1)	2,057,272	—	2,057,272	Citibank N.A.
12,780	12/31/18	3.275%	3 month LIBOR(1)	2,034,119	—	2,034,119	JPMorgan Chase Bank
6,800	12/31/18	3.376%	3 month LIBOR(1)	1,169,141	—	1,169,141	Citibank N.A.
3,300	12/31/18	1.797%	3 month LIBOR(2)	(86,779)	—	(86,779)	Morgan Stanley Capital Services
16,455	01/31/19	1.555%	3 month LIBOR(2)	64,434	—	64,434	Morgan Stanley Capital Services
10,360	02/03/19	1.448%	3 month LIBOR(2)	108,638	—	108,638	Bank of Nova Scotia
8,225	02/06/19	1.438%	3 month LIBOR(2)	92,982	—	92,982	Bank of Nova Scotia
5,200	02/21/19	1.642%	3 month LIBOR(2)	3,637	—	3,637	JPMorgan Chase Bank
1,800	03/05/19	1.642%	3 month LIBOR(2)	3,002	—	3,002	Bank of Nova Scotia
2,350	03/09/19	1.570%	3 month LIBOR(2)	14,843	—	14,843	Bank of Nova Scotia
2,950	03/22/19	1.980%	3 month LIBOR(1)	48,685	—	48,685	Bank of Nova Scotia
3,000	04/10/19	1.816%	3 month LIBOR(2)	(13,785)	—	(13,785)	Bank of Nova Scotia
2,900	04/13/19	1.638%	3 month LIBOR(1)	(17,672)	—	(17,672)	Bank of Nova Scotia
3,210	05/22/19	1.455%	3 month LIBOR(1)	(64,162)	—	(64,162)	Morgan Stanley Capital Services
9,150	05/23/19	1.450%	3 month LIBOR(1)	(186,388)	—	(186,388)	Bank of Nova Scotia
10,750	06/07/19	1.392%	3 month LIBOR(1)	(268,466)	—	(268,466)	Bank of Nova Scotia
7,750	06/07/19	1.330%	3 month LIBOR(1)	(221,526)	—	(221,526)	Barclays Bank PLC
1,850	06/07/19	1.338%	3 month LIBOR(1)	(52,079)	—	(52,079)	Bank of Nova Scotia
13,910	07/23/19	1.220%	3 month LIBOR(2)	465,786	—	465,786	Bank of Nova Scotia
20,225	08/06/19	1.211%	3 month LIBOR(2)	714,700	—	714,700	Bank of Nova Scotia
5,000	08/08/19	1.271%	3 month LIBOR(2)	158,677	—	158,677	Credit Suisse International
2,710	10/02/19	1.188%	3 month LIBOR(2)	114,904	—	114,904	Bank of Nova Scotia
1,145	10/02/19	1.291%	3 month LIBOR(1)	(41,155)	—	(41,155)	Barclays Bank PLC
5,500	10/09/19	1.221%	3 month LIBOR(2)	225,010	—	225,010	Morgan Stanley Capital Services
6,200	10/11/19	1.220%	3 month LIBOR(2)	255,236	—	255,236	Bank of Nova Scotia
4,475	11/15/19	1.443%	3 month LIBOR(1)	(136,004)	—	(136,004)	Morgan Stanley Capital Services
1,660	11/15/19	4.546%	3 month LIBOR(2)	(696,243)	—	(696,243)	Deutsche Bank AG
1,900	11/16/19	1.167%	3 month LIBOR(1)	(90,839)	—	(90,839)	Barclays Bank PLC
12,500	11/19/19	1.158%	3 month LIBOR(1)	(606,647)	—	(606,647)	Morgan Stanley Capital Services
3,300	11/28/19	1.208%	3 month LIBOR(2)	152,578	—	152,578	Barclays Bank PLC
3,300	11/29/19	1.200%	3 month LIBOR(1)	(154,375)	—	(154,375)	Morgan Stanley Capital Services
2,000	12/03/19	1.179%	3 month LIBOR(2)	96,862	—	96,862	Bank of Nova Scotia
6,305	02/15/20	1.355%	3 month LIBOR(1)	(269,792)	—	(269,792)	Morgan Stanley Capital Services
4,475	02/15/20	1.505%	3 month LIBOR(2)	149,003	—	149,003	Morgan Stanley Capital Services
3,300	02/26/20	1.487%	3 month LIBOR(2)	99,883	—	99,883	Barclays Bank PLC
2,800	04/04/20	1.455%	3 month LIBOR(2)	102,325	—	102,325	Barclays Bank PLC
5,900	04/16/20	1.359%	3 month LIBOR(2)	259,266	—	259,266	JPMorgan Chase Bank
6,960	04/17/20	1.330%	3 month LIBOR(1)	(319,846)	—	(319,846)	Bank of Nova Scotia
4,000	06/10/20	1.714%	3 month LIBOR(1)	(101,180)	—	(101,180)	Bank of Nova Scotia
1,548	05/15/21	4.419%	3 month LIBOR(2)	(633,207)	—	(633,207)	Deutsche Bank AG
1,543	05/15/21	4.446%	3 month LIBOR(2)	(638,414)	—	(638,414)	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$2,700	06/08/21	4.640%	3 month LIBOR(1)	$160,350	$—	$160,350	Morgan Stanley Capital Services
7,050	08/25/21	2.222%	3 month LIBOR(2)	24,990	—	24,990	Bank of America N.A.
8,400	09/06/21	2.226%	3 month LIBOR(1)	(35,899)	—	(35,899)	UBS AG
1,915	09/06/21	2.248%	3 month LIBOR(1)	(4,942)	—	(4,942)	Barclays Bank PLC
1,940	09/13/21	2.171%	3 month LIBOR(2)	17,977	—	17,977	Bank of America N.A.
8,030	09/14/21	2.160%	3 month LIBOR(1)	(82,299)	—	(82,299)	Barclays Bank PLC
1,310	09/16/21	2.212%	3 month LIBOR(1)	(8,204)	—	(8,204)	Barclays Bank PLC
2,580	09/22/21	2.158%	3 month LIBOR(1)	(28,831)	—	(28,831)	Barclays Bank PLC
1,250	10/03/21	2.188%	3 month LIBOR(1)	(13,290)	—	(13,290)	Barclays Bank PLC
1,575	10/06/21	2.060%	3 month LIBOR(2)	32,988	—	32,988	UBS AG
6,395	10/14/21	2.405%	3 month LIBOR(1)	35,785	—	35,785	UBS AG
860	11/29/21	2.129%	3 month LIBOR(1)	(17,747)	—	(17,747)	JPMorgan Chase Bank
555	11/30/21	2.229%	3 month LIBOR(1)	(7,111)	—	(7,111)	JPMorgan Chase Bank
3,850	01/13/22	2.050%	3 month LIBOR(2)	82,772	—	82,772	Bank of Nova Scotia
5,300	01/19/22	2.015%	3 month LIBOR(2)	132,622	—	132,622	Bank of Nova Scotia
3,830	01/20/22	1.998%	3 month LIBOR(2)	101,427	—	101,427	Bank of Nova Scotia
2,950	01/24/22	2.112%	3 month LIBOR(2)	51,150	—	51,150	Bank of Nova Scotia
2,250	01/24/22	2.118%	3 month LIBOR(2)	38,072	—	38,072	Bank of Nova Scotia
2,230	01/25/22	2.171%	3 month LIBOR(1)	(27,984)	—	(27,984)	Bank of Nova Scotia
2,370	02/13/22	2.120%	3 month LIBOR(1)	(44,465)	—	(44,465)	Bank of Nova Scotia
2,625	02/17/22	2.018%	3 month LIBOR(2)	72,536	—	72,536	Bank of Nova Scotia
1,950	02/21/22	2.105%	3 month LIBOR(2)	40,395	—	40,395	JPMorgan Chase Bank
1,300	02/21/22	2.100%	3 month LIBOR(2)	27,473	—	27,473	JPMorgan Chase Bank
1,980	02/23/22	2.117%	3 month LIBOR(2)	39,390	—	39,390	JPMorgan Chase Bank
2,450	05/15/22	1.988%	3 month LIBOR(2)	95,814	—	95,814	JPMorgan Chase Bank
3,140	06/11/22	1.842%	3 month LIBOR(2)	168,693	—	168,693	Bank of Nova Scotia
2,000	06/20/22	1.716%	3 month LIBOR(2)	129,780	—	129,780	Bank of Nova Scotia
5,000	08/06/22	1.635%	3 month LIBOR(2)	348,095	—	348,095	Bank of Nova Scotia
3,700	08/10/22	1.758%	3 month LIBOR(2)	215,803	—	215,803	Bank of Nova Scotia
6,300	09/11/22	1.833%	3 month LIBOR(2)	345,231	—	345,231	Bank of Nova Scotia
2,700	10/16/22	1.722%	3 month LIBOR(1)	(184,964)	—	(184,964)	Barclays Bank PLC
3,300	10/25/22	1.801%	3 month LIBOR(1)	(206,111)	—	(206,111)	Credit Suisse International
24,600	11/15/22	1.639%	3 month LIBOR(2)	1,933,114	—	1,933,114	Barclays Bank PLC
7,005	02/14/23	2.069%	3 month LIBOR(1)	(284,496)	—	(284,496)	Bank of Nova Scotia
2,500	02/19/23	2.105%	3 month LIBOR(2)	94,638	—	94,638	Bank of Nova Scotia
1,300	03/21/23	2.038%	3 month LIBOR(2)	60,835	—	60,835	Barclays Bank PLC
4,500	08/22/26	2.720%	3 month LIBOR(2)	110,821	—	110,821	JPMorgan Chase Bank
725	02/14/27	2.502%	3 month LIBOR(1)	(40,128)	—	(40,128)	Barclays Bank PLC
1,600	12/28/27	2.352%	3 month LIBOR(1)	(147,666)	—	(147,666)	Barclays Bank PLC
1,450	09/06/41	3.028%	3 month LIBOR(2)	90,729	—	90,729	UBS AG
1,450	09/06/41	3.110%	3 month LIBOR(2)	68,095	—	68,095	UBS AG
1,425	09/08/41	2.954%	3 month LIBOR(1)	(109,250)	—	(109,250)	Barclays Bank PLC
915	09/09/41	3.019%	3 month LIBOR(1)	(58,848)	—	(58,848)	Barclays Bank PLC
1,670	10/11/41	2.719%	3 month LIBOR(2)	207,607	—	207,607	JPMorgan Chase Bank
1,700	10/17/41	2.905%	3 month LIBOR(1)	(152,547)	—	(152,547)	Barclays Bank PLC
1,350	12/20/41	2.615%	3 month LIBOR(1)	(201,362)	—	(201,362)	Barclays Bank PLC
1,050	01/10/42	2.718%	3 month LIBOR(1)	(124,590)	—	(124,590)	Barclays Bank PLC
1,470	02/09/42	2.840%	3 month LIBOR(1)	(143,504)	—	(143,504)	Barclays Bank PLC

				$19,627,103	$193	$19,626,910

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
$17,200	06/27/16	0.852%	3 month LIBOR(1)	$193	$23,858	$23,665
9,590	11/30/17	1.417%	3 month LIBOR(2)	43	(1,184)	(1,227)
9,585	11/30/17	1.418%	3 month LIBOR(2)	193	(1,588)	(1,781)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (continued):
$2,800	06/26/18	1.747%	3 month LIBOR(1)	$163	$27,511	$27,348
4,900	06/17/20	1.836%	3 month LIBOR(1)	179	(91,758)	(91,937)
30,500	06/25/20	2.065%	3 month LIBOR(1)	333	(126,193)	(126,526)
8,900	07/02/20	2.142%	3 month LIBOR(2)	203	(2,909)	(3,112)
5,500	06/24/23	2.622%	3 month LIBOR(1)	194	(30,457)	(30,651)

				$1,501	$(202,720)	$(204,221)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$38,361,592	$—
Commercial Mortgage-Backed Securities	—	35,593,585	—
Corporate Bonds	—	48,494,465	—
Municipal Bond	—	268,972	—
Non-Corporate Foreign Agencies	—	10,172,034	—
Sovereigns	—	14,120,990	—
U.S. Government Agency Obligations	—	127,984,695	—
U.S. Treasury Obligations	—	34,720,814	—
Option Purchased	—	854	—
Affiliated Money Market Mutual Fund	56,595,431	—	—
Other Financial Instruments*
Futures Contracts	156,479	—	—
Interest Rate Swaps	(204,221)	19,626,910	—

Total	$56,547,689	$329,344,911	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

U.S. Government Agency Obligations	33.2%
Affiliated Money Market Mutual Fund	14.7
Asset-Backed Securities	10.0
Commercial Mortgage-Backed Securities	9.2
U.S. Treasury Obligations	9.0
Banking	5.8
Sovereigns	3.7
Non-Corporate Foreign Agencies	2.6
Capital Goods	0.8
Energy – Integrated	0.7
Insurance	0.7
Healthcare & Pharmaceutical	0.6
Technology	0.6
Telecommunications	0.6
Foods	0.5
Media & Entertainment	0.4

Non-Captive Finance	0.4%
Pipelines & Other	0.3
Chemicals	0.2
Electric	0.2
Healthcare Insurance	0.2
Retailers	0.2
Tobacco	0.2
Cable	0.1
Municipal Bonds	0.1
Railroads	0.1

95.1
Other assets in excess of liabilities	4.9

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$211,492	*	Due to broker — variation margin	$259,234	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	30,346,049		Unrealized depreciation on over-the-counter swap agreements	10,719,139
Interest rate contracts	Premiums paid for swap agreements	193		—	—
Interest rate contracts	Unaffiliated investments	854		—	—

Total		$30,558,588			$10,978,373

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$38,085	$(5,521)	$363,318	$13,116,030	$13,511,912

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Swaps	Total
Interest rate contracts	$(53,461)	$35,419	$(18,670,625)	$(18,688,667)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Long Position(3)	Futures Short Position(3)	Interest Rate Swaps(4)
$64,379	$8,010	$12,527,226	$59,924,267	$1,898,743,819

(1)	Cost.

(2)	Premiums Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BOND PORTFOLIO 2018 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$—	$—	$—	$—
Over-the-counter derivatives	30,346,903	(854)	—	30,346,049

				30,346,049

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(183,708)	—	—	(183,708)
Over-the-counter derivatives	(10,719,139)	—	—	(10,719,139)

				(10,902,847)

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives	183,708
Over-the-counter derivatives	(19,626,910)

Net Amount	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BOND PORTFOLIO 2018 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $311,645,379)	$309,718,001
Affiliated investments (cost $56,595,431)	56,595,431
Cash	293,686
Unrealized appreciation on over-the counter swap agreements	30,346,049
Dividends and interest receivable	1,336,807
Receivable for investments sold	298,215
Tax reclaim receivable	9,543
Prepaid expenses	617
Premiums paid for swap agreements	193

Total Assets	398,598,542

LIABILITIES:
Unrealized depreciation on over-the counter swap agreements	10,719,139
Payable for investments purchased	1,093,697
Payable for fund share repurchased	1,010,936
Advisory fees payable	186,114
Due to broker-variation margin	183,708
Accrued expenses and other liabilities	63,925
Affiliated transfer agent fee payable	407

Total Liabilities	13,257,926

NET ASSETS	$385,340,616

Net assets were comprised of:
Paid-in capital	$319,745,663
Retained earnings	65,594,953

Net assets, June 30, 2013	$385,340,616

Net asset value and redemption price per share, $385,340,616 / 32,183,999 outstanding shares of beneficial interest	$11.97

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$3,315,930
Affiliated dividend income	22,132

3,338,062

EXPENSES
Advisory fees	1,327,857
Distribution fee	135,571
Shareholder servicing fees and expenses	73,378
Custodian and accounting fees	55,000
Audit fee	20,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Insurance expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	1,000
Loan interest expense (Note 7)	641
Miscellaneous	5,021

Total expenses	1,642,468
Less: distribution fee waiver	(6,402)
Less: shareholder servicing fee waiver	(5,633)

Net expenses	1,630,433

NET INVESTMENT INCOME	1,707,629

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	211,835
Futures transactions	363,318
Swap agreement transactions	13,116,030
Options written transactions	(5,521)

13,685,662

Net change in unrealized appreciation (depreciation) on:
Investments	(9,449,313)
Futures	35,419
Swap agreements	(18,670,625)

(28,084,519)

NET LOSS ON INVESTMENTS	(14,398,857)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,691,228)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,707,629	$4,011,965
Net realized gain on investment transactions.	13,685,662	28,532,995
Net change in unrealized appreciation (depreciation) on investments	(28,084,519)	696,554

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,691,228)	33,241,514

DISTRIBUTIONS	—	(5,865,744)

FUND SHARE TRANSACTIONS:
Fund share sold [7,343,267 and 11,601,253 shares, respectively]	88,625,093	140,675,532
Fund share issued in reinvestment of distributions [0 and 485,173 shares, respectively]	—	5,865,744
Fund share repurchased [16,702,596 and 28,152,689 shares, respectively]	(206,217,351)	(341,230,600)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(117,592,258)	(194,689,324)

TOTAL DECREASE IN NET ASSETS	(130,283,486)	(167,313,554)
NET ASSETS:
Beginning of period	515,624,102	682,937,656

End of period	$385,340,616	$515,624,102

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 62.6% ASSET-BACKED SECURITIES — 7.5%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%		04/15/16	$220	$220,191
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/20/14	402	401,947
American Express Credit Account Master Trust, Series 2008-6, Class A	Aaa	1.393%	(c)	02/15/18	600	612,397
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.343%	(c)	03/15/18	600	599,090
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	300	300,207
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.943%	(c)	03/15/16	800	810,046
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%		09/15/16	300	300,725
Chase Issuance Trust, Series 2012-A9, Class A9	AAA(d)	0.343%	(c)	10/15/17	1,700	1,695,587
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.333%	(c)	12/15/18	1,000	990,059
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.393%	(c)	01/15/18	800	798,349
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	300	307,586
Ford Credit Auto Owner Trust, Series 2012-C, Class A2	Aaa	0.470%		04/15/15	576	576,025
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	AAA(d)	0.510%		04/15/17	400	399,643
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.573%	(c)	01/15/18	700	699,641
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.632%	(c)	10/20/17	600	595,689
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.592%	(c)	04/20/18	800	796,389
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	723	722,244
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	158	157,712
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	56	56,079
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.493%	(c)	02/15/18	950	944,966
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	74	74,048
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%		11/15/15	1,100	1,096,828
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%		01/15/15	226	225,690

TOTAL ASSET-BACKED SECURITIES (cost $13,162,360)						13,381,138

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.6%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%		07/10/43	600	635,320
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%		10/10/45	186	187,502
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%		06/11/50	255	264,124
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	80	83,186
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	900	892,230

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%		03/10/46	$900	$901,293
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%	(c)	08/10/42	600	625,904
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%	(c)	02/15/38	1,077	1,123,325
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%		02/15/40	5	4,945
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2	AA+(d)	3.531%		06/25/20	145	152,580
FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2	AA+(d)	3.974%	(c)	01/25/21	1,500	1,597,540
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%		01/25/23	900	851,320
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	212	211,123
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	305	313,973
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(d)	5.553%	(c)	04/10/38	200	217,844
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,000	1,107,497
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	Aaa	5.778%	(c)	08/10/45	171	173,090
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.367%	(c)	12/15/44	1,000	1,079,141
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	229	235,045
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	78	79,252
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%		12/15/47	900	872,943
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%		09/15/39	3	3,073
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	(c)	08/12/43	300	332,588
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.664%	(c)	02/12/39	150	163,792
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%	(c)	12/12/49	1,000	1,092,646
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	620	619,352
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%		01/10/45	1,000	1,035,990
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	130	143,598
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	6.122%	(c)	02/15/51	380	422,724

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,769,343)						15,422,940

CORPORATE BONDS — 8.3%
Aerospace & Defense
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%		01/15/23	100	93,359

Automotive — 0.1%
Ford Motor Credit Co LLC, Sr. Unsec’d. Notes	Baa3	2.375%		01/16/18	240	231,083

Banking — 3.7%
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%		04/01/15	205	215,030

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Bank of America Corp., Sr. Unsec’d. Notes(h)	Baa2	5.700%	01/24/22	$325	$360,765
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750%	05/22/19	165	196,556
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	300	312,549
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	150	189,004
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18	740	716,231
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	300	330,904
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20	35	37,977
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.000%	03/30/22	200	204,765
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15	1,540	1,541,552
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22	275	261,086
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	6.300%	04/23/19	175	203,297
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%	04/28/15	245	262,680
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	07/28/21	375	400,436
PNC Bank NA, Sub. Notes	A3	2.950%	01/30/23	250	230,635
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200%	05/13/14	275	283,544
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21	60	66,614
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%	02/01/18	675	777,441

					6,591,066

Cable — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19	130	126,523
NBCUniversal Media LLC, Gtd. Notes	A3	2.875%	01/15/23	175	166,222
NBCUniversal Media LLC, Gtd. Notes	A3	4.375%	04/01/21	55	59,328

					352,073

Capital Goods — 0.2%
United Technologies Corp., Sr. Unsec’d. Notes	A2	3.100%	06/01/22	215	212,383
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	60	63,704

					276,087

Chemicals — 0.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	45	42,305
CF Industries, Inc., Gtd. Notes	Baa2	7.125%	05/01/20	225	269,182
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	200	186,010

					497,497

Electric — 0.1%
Carolina Power & Light Co., First Mortgage Bonds	A1	5.300%	01/15/19	100	114,872

Energy – Integrated — 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.375%	05/10/18	250	240,973
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	60	58,228
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	45	48,820
Chevron Corp., Sr. Unsec’d. Notes(h)	Aa1	1.718%	06/24/18	510	505,310
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	350	408,012

					1,261,343

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Other — 0.2%
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	2.600%	12/01/22	$380	$356,323
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A1	4.100%	02/01/21	60	63,366
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	31,444

					451,133

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	175	221,346
Bottling Group LLC, Gtd. Notes	A1	5.125%	01/15/19	90	102,473
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	200	207,108

					530,927

Healthcare & Pharmaceutical — 0.7%
AbbVie, Inc., Gtd. Notes, 144A(h)	Baa1	2.000%	11/06/18	405	392,699
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	2.850%	05/08/22	75	71,990
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	2.800%	03/18/23	170	161,781
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa3	5.125%	02/10/19	165	189,905
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	180	214,917
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.950%	12/18/22	200	187,383
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22	65	60,600

					1,279,275

Healthcare Insurance — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	6.500%	09/15/18	190	225,076

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	60	67,465
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	190	238,654
Principal Financial Group, Inc., Gtd. Notes	A3	3.125%	05/15/23	200	188,527

					494,646

Media & Entertainment — 0.1%
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	95	100,753

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	70	66,127
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	130	122,840
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	150	174,140

					363,107

Pipelines & Other — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	125	163,422
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	250	262,750

					426,172

Retailers — 0.2%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	Aa2	4.125%	02/01/19	305	336,286

Technology — 0.5%
Apple, Inc., Sr. Unsec’d. Notes(h)	Aa1	1.000%	05/03/18	760	729,826

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Technology (continued)
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	$180	$203,629

					933,455

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%	08/15/21	110	113,453

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	200	265,881

TOTAL CORPORATE BONDS (cost $14,860,918)					14,937,544

MUNICIPAL BOND — 0.1%
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $125,772)	A1	5.450%	04/01/15	125	134,486

NON-CORPORATE FOREIGN AGENCIES — 1.7%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	300	302,253
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	800	796,080
DNB Boligkreditt AS (Norway), Covered Bonds, 144A	Aaa	1.450%	03/21/18	460	446,614
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18	402	387,930
Kreditanstalt fur Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	805	792,442
Statoil ASA (Norway), Gtd. Notes	Aa2	2.450%	01/17/23	170	157,485
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	100	115,577

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $3,042,116)					2,998,381

SOVEREIGNS — 2.3%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	300	298,449
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(d)	2.875%	09/15/14	500	513,250
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	Aa3	4.250%	09/03/13	300	301,842
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	AAA(d)	0.625%	05/22/15	300	300,966
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.375%	04/25/16	200	197,840
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	300	312,150
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15	300	299,632
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%	09/12/15	300	297,630
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%	10/23/22	1,180	1,084,892
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, 144A	Baa3	4.000%	03/06/18	500	492,150

TOTAL SOVEREIGNS (cost $4,220,289)					4,098,801

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.2%
Federal Home Loan Banks		0.250%	02/20/15	5,410	5,402,356
Federal Home Loan Banks		1.000%	06/21/17	1,960	1,932,887
Federal Home Loan Mortgage Corp.		0.875%	03/07/18	6,700	6,483,443

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Mortgage Corp.	1.375%		05/01/20	$730	$691,716
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	2,940	2,857,024
Federal National Mortgage Association	0.500%		07/02/15	3,245	3,249,303
Federal National Mortgage Association	0.875%		05/21/18	500	483,231
Financing Corp. FICO Strips Principal, Series D-P	3.510%	(s)	09/26/19	2,900	2,527,022
Government National Mortgage Association	3.500%		09/20/42	1,866	1,918,602
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	1.740%		09/15/20	8,785	7,402,803
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	2.220%	(s)	03/15/22	95	74,299
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	4.400%	(s)	03/15/20	1,000	861,676
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	5.500%		04/26/24	450	546,800
Residual Funding Corp. Strips Principal	1.560%	(s)	10/15/19-07/15/20	4,000	3,467,311

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $38,422,478)					37,898,473

U.S. TREASURY OBLIGATIONS — 12.9%
U.S. Treasury Bonds	0.500%		06/15/16	1,195	1,189,958
U.S. Treasury Bonds	1.125%		04/30/20	1,025	974,711
U.S. Treasury Bonds	1.750%		05/15/23	930	871,003
U.S. Treasury Bonds	2.750%		11/15/42	2,775	2,392,572
U.S. Treasury Bonds(h)	7.250%		05/15/16	1,300	1,544,969
U.S. Treasury Bonds(h)	7.250%		08/15/22	1,690	2,385,144
U.S. Treasury Inflationary Indexed Bonds	0.125%		04/15/18	1,418	1,455,087
U.S. Treasury Inflationary Indexed Bonds	0.125%		01/15/23	227	219,800
U.S. Treasury Notes(h)	0.250%		12/15/14	9,220	9,222,157
U.S. Treasury Notes	0.750%		10/31/17	1,210	1,187,218
U.S. Treasury Notes(h)(k)	3.125%		01/31/17	1,520	1,639,700
U.S. Treasury Strips Coupon	2.760%	(n)	02/15/25	150	106,697

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,869,864)					23,189,016

TOTAL LONG-TERM INVESTMENTS (cost $113,473,140)					112,060,779

				Shares
SHORT-TERM INVESTMENTS — 36.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $ 65,173,404) (Note 4)(w)				65,173,404	65,173,404

OPTION PURCHASED*			Counterparty	Notional Amount (000)#
Call Options
Interest Rate Swap Options, Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/16/13 (cost $21,335)			Deutsche Bank	$2,510	335

TOTAL SHORT-TERM INVESTMENTS (cost $65,194,739)					65,173,739

TOTAL INVESTMENTS — 99.0% (cost $178,667,879)					177,234,518

OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.0%					1,809,171

NET ASSETS — 100.0%					$179,043,689

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
CFCRE	Center for Commercial Real Estate
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s Rating.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects the effective yield at June 30, 2013.

(s)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
36	90 Day Euro Dollar	Sep. 2013	$8,972,172	$8,971,650	$(522)
23	5 Year U.S. Treasury Notes	Sep. 2013	2,783,035	2,784,078	1,043
5	U.S. Long Bond	Sep. 2013	702,452	679,219	(23,233)

					(22,712)

Short Positions:
19	2 Year U.S. Treasury Notes	Sep. 2013	4,179,318	4,180,000	(682)
45	10 Year U.S. Treasury Notes	Sep. 2013	5,773,344	5,695,312	78,032
24	U.S. Ultra Bond	Sep. 2013	3,670,475	3,535,500	134,975

					212,325

					$189,613

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$400	09/12/14	0.656%	3 month LIBOR(2)	$(2,050)	$—	$(2,050)	Barclays Bank PLC
600	09/19/14	0.669%	3 month LIBOR(2)	(3,175)	—	(3,175)	JPMorgan Chase Bank
500	10/28/14	0.816%	3 month LIBOR(2)	(3,247)	—	(3,247)	Barclays Bank PLC
390	12/04/14	0.371%	3 month LIBOR(2)	199	—	199	Morgan Stanley Capital Services
2,000	08/08/15	0.528%	3 month LIBOR(2)	(3,105)	—	(3,105)	Credit Suisse International
1,550	08/20/15	0.615%	3 month LIBOR(2)	(5,464)	—	(5,464)	Bank of Nova Scotia
3,955	12/04/15	0.444%	3 month LIBOR(2)	16,111	—	16,111	Morgan Stanley Capital Services
465	03/22/16	0.535%	3 month LIBOR(2)	1,565	—	1,565	Citibank N.A.
2,370	06/07/16	0.654%	3 month LIBOR(1)	(8,494)	—	(8,494)	JPMorgan Chase Bank
460	08/04/16	1.528%	3 month LIBOR(2)	(12,316)	—	(12,316)	Citibank N.A.
400	08/22/16	1.168%	3 month LIBOR(2)	(5,362)	—	(5,362)	Morgan Stanley Capital Services
3,765	08/31/16	0.934%	3 month LIBOR(1)	18,529	—	18,529	Credit Suisse International
1,170	08/31/16	0.975%	3 month LIBOR(2)	(7,418)	—	(7,418)	JPMorgan Chase Bank
1,170	08/31/16	0.978%	3 month LIBOR(2)	(7,560)	—	(7,560)	JPMorgan Chase Bank
2,500	09/12/16	1.168%	3 month LIBOR(2)	(31,115)	—	(31,115)	Morgan Stanley Capital Services

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$250	12/30/16	1.328%	3 month LIBOR(1)	$2,901	$—	$2,901	Citibank N.A.
2,750	01/03/17	1.272%	3 month LIBOR(1)	41,539	—	41,539	Citibank N.A.
390	01/03/17	1.311%	3 month LIBOR(2)	(6,490)	—	(6,490)	Citibank N.A.
1,300	01/27/17	1.138%	3 month LIBOR(2)	(10,925)	—	(10,925)	Bank of Nova Scotia
625	02/13/17	1.128%	3 month LIBOR(2)	(4,354)	—	(4,354)	Bank of Nova Scotia
3,375	02/28/17	0.680%	3 month LIBOR(1)	(39,244)	—	(39,244)	Citibank N.A.
850	03/30/17	1.232%	3 month LIBOR(2)	(6,658)	—	(6,658)	Bank of Nova Scotia
2,500	06/29/17	0.980%	3 month LIBOR(2)	19,551	—	19,551	Bank of Nova Scotia
1,195	07/16/17	0.847%	3 month LIBOR(2)	12,785	—	12,785	Bank of Nova Scotia
1,300	08/01/17	0.844%	3 month LIBOR(2)	15,491	—	15,491	Bank of Nova Scotia
2,115	08/31/17	0.751%	3 month LIBOR(2)	42,755	—	42,755	Bank of Nova Scotia
3,200	09/10/17	0.845%	3 month LIBOR(2)	46,594	—	46,594	Morgan Stanley Capital Services
4,675	09/25/17	0.820%	3 month LIBOR(2)	77,998	—	77,998	Bank of Nova Scotia
1,980	09/28/17	0.795%	3 month LIBOR(1)	(35,465)	—	(35,465)	Credit Suisse International
1,900	10/09/17	0.765%	3 month LIBOR(2)	39,355	—	39,355	Bank of Nova Scotia
1,900	10/09/17	0.784%	3 month LIBOR(2)	37,781	—	37,781	Morgan Stanley Capital Services
1,950	10/15/17	0.790%	3 month LIBOR(1)	(39,185)	—	(39,185)	Morgan Stanley Capital Services
3,800	10/22/17	0.882%	3 month LIBOR(2)	62,700	—	62,700	Bank of Nova Scotia
4,400	10/26/17	0.861%	3 month LIBOR(1)	(77,763)	—	(77,763)	Credit Suisse International
1,700	11/09/17	0.774%	3 month LIBOR(2)	38,335	—	38,335	Bank of Nova Scotia
2,400	11/15/17	0.762%	3 month LIBOR(2)	56,455	—	56,455	Morgan Stanley Capital Services
3,225	11/30/17	1.107%	3 month LIBOR(2)	39,348	—	39,348	Barclays Bank PLC
2,730	11/30/17	1.155%	3 month LIBOR(2)	27,942	—	27,942	Morgan Stanley Capital Services
2,100	12/11/17	0.734%	3 month LIBOR(2)	55,511	—	55,511	Barclays Bank PLC
1,500	12/12/17	0.736%	3 month LIBOR(2)	39,851	—	39,851	Bank of Nova Scotia
3,500	01/15/18	0.915%	3 month LIBOR(2)	60,536	—	60,536	Barclays Bank PLC
1,600	01/22/18	0.908%	3 month LIBOR(2)	29,102	—	29,102	Morgan Stanley Capital Services
2,100	02/01/18	1.035%	3 month LIBOR(2)	26,801	—	26,801	Bank of Nova Scotia
2,000	03/06/18	0.903%	3 month LIBOR(2)	43,310	—	43,310	Barclays Bank PLC
700	03/13/18	1.044%	3 month LIBOR(2)	10,693	—	10,693	Barclays Bank PLC
620	03/15/18	0.885%	3 month LIBOR(2)	14,363	—	14,363	Bank of Nova Scotia
1,500	03/18/18	1.052%	3 month LIBOR(2)	22,902	—	22,902	Barclays Bank PLC
620	03/18/18	1.048%	3 month LIBOR(1)	(9,588)	—	(9,588)	Bank of Nova Scotia
2,200	03/27/18	1.002%	3 month LIBOR(2)	40,384	—	40,384	Barclays Bank PLC
1,120	05/15/18	2.318%	3 month LIBOR(1)	46,297	—	46,297	JPMorgan Chase Bank
402	05/17/18	0.989%	3 month LIBOR(2)	9,519	—	9,519	Credit Suisse International
580	07/27/18	2.472%	3 month LIBOR(2)	(31,685)	—	(31,685)	Bank of America N.A.
70	08/09/18	2.136%	3 month LIBOR(1)	2,480	—	2,480	Bank of America N.A.
1,500	08/22/18	1.665%	3 month LIBOR(2)	(13,679)	—	(13,679)	JPMorgan Chase Bank
600	09/01/18	1.820%	3 month LIBOR(2)	(9,940)	—	(9,940)	Citibank N.A.
190	09/27/18	1.525%	3 month LIBOR(1)	(238)	—	(238)	Morgan Stanley Capital Services
845	10/03/18	1.745%	3 month LIBOR(1)	7,857	—	7,857	UBS AG
460	11/08/18	1.738%	3 month LIBOR(2)	(2,692)	—	(2,692)	Citibank N.A.
190	11/22/18	1.766%	3 month LIBOR(1)	1,181	—	1,181	Morgan Stanley Capital Services
735	11/25/18	1.746%	3 month LIBOR(1)	3,572	—	3,572	Morgan Stanley Capital Services
1,070	01/12/19	1.699%	3 month LIBOR(2)	(6,456)	—	(6,456)	Citibank N.A.
355	01/31/19	1.555%	3 month LIBOR(2)	1,390	—	1,390	Morgan Stanley Capital Services
400	03/05/19	1.642%	3 month LIBOR(2)	667	—	667	Bank of Nova Scotia
2,700	03/19/19	1.880%	3 month LIBOR(1)	29,551	—	29,551	Bank of Nova Scotia
450	04/13/19	1.638%	3 month LIBOR(1)	(2,742)	—	(2,742)	Bank of Nova Scotia
2,310	05/14/19	1.538%	3 month LIBOR(1)	(33,567)	—	(33,567)	Bank of Nova Scotia
12,000	05/17/19	1.505%	3 month LIBOR(1)	(199,937)	—	(199,937)	Bank of Nova Scotia
380	05/22/19	1.455%	3 month LIBOR(1)	(7,595)	—	(7,595)	Morgan Stanley Capital Services
1,350	05/23/19	1.450%	3 month LIBOR(1)	(27,500)	—	(27,500)	Bank of Nova Scotia
9,400	06/07/19	1.330%	3 month LIBOR(1)	(268,690)	—	(268,690)	Barclays Bank PLC
1,500	06/07/19	1.392%	3 month LIBOR(1)	(37,460)	—	(37,460)	Bank of Nova Scotia
3,075	07/23/19	1.220%	3 month LIBOR(2)	102,969	—	102,969	Bank of Nova Scotia
600	07/31/19	1.176%	3 month LIBOR(2)	22,178	—	22,178	Bank of Nova Scotia

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$2,720	09/24/19	1.238%	3 month LIBOR(1)	$(103,045)	$—	$(103,045)	Barclays Bank PLC
3,525	09/27/19	1.220%	3 month LIBOR(1)	(138,313)	—	(138,313)	Bank of Nova Scotia
590	10/02/19	1.188%	3 month LIBOR(2)	25,016	—	25,016	Bank of Nova Scotia
395	10/02/19	1.291%	3 month LIBOR(1)	(14,198)	—	(14,198)	Barclays Bank PLC
2,250	10/03/19	1.199%	3 month LIBOR(1)	(94,058)	—	(94,058)	Citibank N.A.
1,700	10/04/19	1.200%	3 month LIBOR(1)	(71,058)	—	(71,058)	Bank of Nova Scotia
2,700	10/16/19	1.210%	3 month LIBOR(1)	(114,060)	—	(114,060)	Barclays Bank PLC
3,400	10/25/19	1.299%	3 month LIBOR(1)	(127,529)	—	(127,529)	Credit Suisse International
3,000	10/30/19	1.308%	3 month LIBOR(1)	(112,146)	—	(112,146)	Barclays Bank PLC
1,000	11/02/19	1.252%	3 month LIBOR(1)	(41,262)	—	(41,262)	Citibank N.A.
1,740	11/15/19	1.443%	3 month LIBOR(1)	(52,882)	—	(52,882)	Morgan Stanley Capital Services
957	11/15/19	4.546%	3 month LIBOR(2)	(401,225)	—	(401,225)	Deutsche Bank AG
2,400	11/16/19	1.167%	3 month LIBOR(1)	(114,744)	—	(114,744)	Barclays Bank PLC
10,900	11/19/19	1.158%	3 month LIBOR(1)	(528,996)	—	(528,996)	Morgan Stanley Capital Services
4,100	11/20/19	1.149%	3 month LIBOR(1)	(201,551)	—	(201,551)	Barclays Bank PLC
3,710	11/29/19	1.200%	3 month LIBOR(1)	(173,555)	—	(173,555)	Morgan Stanley Capital Services
79,000	12/31/19	1.891%	3 month LIBOR(1)	1,265,578	—	1,265,578	Bank of America N.A.
13,905	12/31/19	3.018%	3 month LIBOR(2)	(1,738,526)	—	(1,738,526)	UBS AG
10,965	12/31/19	3.538%	3 month LIBOR(1)	2,120,503	—	2,120,503	JPMorgan Chase Bank
10,600	12/31/19	4.137%	3 month LIBOR(1)	3,767,276	—	3,767,276	JPMorgan Chase Bank
3,200	12/31/19	3.193%	3 month LIBOR(2)	(680,324)	—	(680,324)	Morgan Stanley Capital Services
1,500	12/31/19	3.102%	3 month LIBOR(2)	(301,390)	—	(301,390)	Morgan Stanley Capital Services
1,000	12/31/19	3.496%	3 month LIBOR(2)	(251,281)	—	(251,281)	Morgan Stanley Capital Services
670	12/31/19	2.005%	3 month LIBOR(2)	(16,023)	—	(16,023)	Bank of America N.A.
2,545	02/15/20	1.355%	3 month LIBOR(1)	(108,901)	—	(108,901)	Morgan Stanley Capital Services
1,740	02/15/20	1.505%	3 month LIBOR(2)	57,936	—	57,936	Morgan Stanley Capital Services
1,700	02/22/20	1.550%	3 month LIBOR(2)	43,813	—	43,813	Citibank N.A.
1,900	04/16/20	1.359%	3 month LIBOR(2)	83,492	—	83,492	JPMorgan Chase Bank
1,620	04/17/20	1.330%	3 month LIBOR(1)	(74,447)	—	(74,447)	Bank of Nova Scotia
900	04/18/20	1.346%	3 month LIBOR(2)	40,588	—	40,588	JPMorgan Chase Bank
957	05/15/20	4.246%	3 month LIBOR(2)	(359,771)	—	(359,771)	Deutsche Bank AG
3,600	06/10/20	1.714%	3 month LIBOR(1)	(91,062)	—	(91,062)	Bank of Nova Scotia
7,865	09/15/20	1.582%	3 month LIBOR(2)	283,676	—	283,676	UBS AG
1,145	09/17/20	2.708%	3 month LIBOR(2)	(50,586)	—	(50,586)	Morgan Stanley Capital Services
460	10/01/20	2.522%	3 month LIBOR(2)	(13,287)	—	(13,287)	UBS AG
892	05/15/21	4.419%	3 month LIBOR(2)	(364,899)	—	(364,899)	Deutsche Bank AG
889	05/15/21	4.446%	3 month LIBOR(2)	(367,900)	—	(367,900)	Deutsche Bank AG
540	06/08/21	4.640%	3 month LIBOR(1)	32,070	—	32,070	Morgan Stanley Capital Services
450	08/11/21	2.570%	3 month LIBOR(1)	11,471	—	11,471	HSBC Bank USA N.A.
2,800	08/12/21	2.378%	3 month LIBOR(2)	(28,230)	—	(28,230)	Morgan Stanley Capital Services
7,375	08/15/21	2.395%	3 month LIBOR(1)	82,169	—	82,169	JPMorgan Chase Bank
850	08/24/21	2.252%	3 month LIBOR(1)	(855)	—	(855)	Bank of America N.A.
360	08/24/21	2.255%	3 month LIBOR(1)	(291)	—	(291)	Citibank N.A.
805	08/25/21	2.222%	3 month LIBOR(2)	2,853	—	2,853	Bank of America N.A.
310	09/09/21	2.205%	3 month LIBOR(2)	1,929	—	1,929	Barclays Bank PLC
210	09/13/21	2.171%	3 month LIBOR(2)	1,946	—	1,946	Bank of America N.A.
280	09/21/21	2.170%	3 month LIBOR(2)	2,824	—	2,824	Barclays Bank PLC
105	09/27/21	1.932%	3 month LIBOR(1)	(3,098)	—	(3,098)	Citibank N.A.
140	10/04/21	2.108%	3 month LIBOR(1)	(2,381)	—	(2,381)	Citibank N.A.
360	10/06/21	2.038%	3 month LIBOR(2)	8,182	—	8,182	Citibank N.A.
215	10/07/21	2.135%	3 month LIBOR(1)	(3,247)	—	(3,247)	Citibank N.A.
360	10/11/21	2.118%	3 month LIBOR(1)	(6,074)	—	(6,074)	Citibank N.A.
830	10/19/21	2.358%	3 month LIBOR(2)	(1,124)	—	(1,124)	Barclays Bank PLC
290	11/01/21	2.482%	3 month LIBOR(2)	(2,883)	—	(2,883)	Barclays Bank PLC
150	11/30/21	2.229%	3 month LIBOR(1)	(1,922)	—	(1,922)	JPMorgan Chase Bank
915	12/05/21	2.271%	3 month LIBOR(2)	9,182	—	9,182	Barclays Bank PLC
330	12/06/21	2.238%	3 month LIBOR(2)	4,202	—	4,202	Barclays Bank PLC
270	12/23/21	2.090%	3 month LIBOR(2)	6,997	—	6,997	Barclays Bank PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$470	12/28/21	2.118%	3 month LIBOR(2)	$11,387	$—	$11,387	Barclays Bank PLC
13,500	01/13/22	1.690%	3 month LIBOR(2)	696,996	—	696,996	Bank of Nova Scotia
6,200	01/13/22	1.605%	3 month LIBOR(1)	(364,276)	—	(364,276)	Bank of Nova Scotia
325	01/13/22	2.050%	3 month LIBOR(2)	6,987	—	6,987	Bank of Nova Scotia
330	01/20/22	1.998%	3 month LIBOR(2)	8,739	—	8,739	Bank of Nova Scotia
250	01/24/22	2.112%	3 month LIBOR(2)	4,335	—	4,335	Bank of Nova Scotia
190	01/24/22	2.118%	3 month LIBOR(2)	3,215	—	3,215	Bank of Nova Scotia
325	02/02/22	1.914%	3 month LIBOR(2)	11,342	—	11,342	Citibank N.A.
270	02/17/22	2.018%	3 month LIBOR(2)	7,461	—	7,461	Bank of Nova Scotia
200	02/21/22	2.105%	3 month LIBOR(2)	4,143	—	4,143	JPMorgan Chase Bank
135	02/21/22	2.100%	3 month LIBOR(2)	2,853	—	2,853	JPMorgan Chase Bank
205	02/23/22	2.117%	3 month LIBOR(2)	4,078	—	4,078	JPMorgan Chase Bank
1,050	03/09/22	2.045%	3 month LIBOR(1)	(28,542)	—	(28,542)	Bank of Nova Scotia
800	03/28/22	2.350%	3 month LIBOR(1)	(2,838)	—	(2,838)	Barclays Bank PLC
300	06/11/22	1.842%	3 month LIBOR(2)	16,117	—	16,117	Bank of Nova Scotia
1,100	06/20/22	1.716%	3 month LIBOR(2)	71,379	—	71,379	Bank of Nova Scotia
750	08/29/22	1.777%	3 month LIBOR(2)	43,739	—	43,739	Citibank N.A.
1,850	09/11/22	1.833%	3 month LIBOR(2)	101,377	—	101,377	Bank of Nova Scotia
2,600	09/12/22	1.790%	3 month LIBOR(1)	(152,328)	—	(152,328)	Bank of Nova Scotia
750	09/25/22	1.785%	3 month LIBOR(1)	(45,310)	—	(45,310)	Barclays Bank PLC
700	10/12/22	1.741%	3 month LIBOR(1)	(46,505)	—	(46,505)	Barclays Bank PLC
776	12/04/22	1.664%	3 month LIBOR(2)	60,792	—	60,792	Morgan Stanley Capital Services
500	02/19/23	2.105%	3 month LIBOR(2)	18,928	—	18,928	Bank of Nova Scotia
1,100	03/21/23	2.038%	3 month LIBOR(2)	51,476	—	51,476	Barclays Bank PLC
700	04/10/23	1.905%	3 month LIBOR(2)	43,074	—	43,074	Bank of Nova Scotia
1,400	04/15/23	1.948%	3 month LIBOR(2)	81,572	—	81,572	Bank of Nova Scotia
1,200	05/08/23	1.815%	3 month LIBOR(2)	86,937	—	86,937	Barclays Bank PLC
1,500	09/12/26	2.662%	3 month LIBOR(2)	49,806	—	49,806	Morgan Stanley Capital Services
1,135	09/30/26	2.628%	3 month LIBOR(1)	(44,178)	—	(44,178)	Citibank N.A.
700	12/28/27	2.352%	3 month LIBOR(1)	(64,604)	—	(64,604)	Barclays Bank PLC
160	08/24/41	3.065%	3 month LIBOR(2)	8,726	—	8,726	Citibank N.A.
160	08/24/41	3.074%	3 month LIBOR(2)	8,461	—	8,461	Citibank N.A.
160	09/06/41	3.028%	3 month LIBOR(2)	10,012	—	10,012	UBS AG
160	09/06/41	3.110%	3 month LIBOR(2)	7,514	—	7,514	UBS AG
160	09/08/41	2.954%	3 month LIBOR(1)	(12,267)	—	(12,267)	Barclays Bank PLC
130	09/09/41	3.019%	3 month LIBOR(1)	(8,361)	—	(8,361)	Barclays Bank PLC
150	10/11/41	2.719%	3 month LIBOR(2)	18,647	—	18,647	JPMorgan Chase Bank
160	10/17/41	2.905%	3 month LIBOR(1)	(14,357)	—	(14,357)	Barclays Bank PLC
140	12/12/41	2.685%	3 month LIBOR(1)	(18,965)	—	(18,965)	Citibank N.A.
140	12/20/41	2.614%	3 month LIBOR(2)	20,915	—	20,915	Citibank N.A.
85	12/20/41	2.615%	3 month LIBOR(1)	(12,678)	—	(12,678)	Barclays Bank PLC
85	01/10/42	2.718%	3 month LIBOR(1)	(10,086)	—	(10,086)	Barclays Bank PLC
95	01/11/42	2.710%	3 month LIBOR(1)	(11,417)	—	(11,417)	Citibank N.A.
180	01/12/42	2.772%	3 month LIBOR(2)	19,485	—	19,485	Citibank N.A.
145	02/09/42	2.840%	3 month LIBOR(1)	(14,155)	—	(14,155)	Barclays Bank PLC

				$1,932,094	$—	$1,932,094

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
$4,555	11/30/17	1.418%	3 month LIBOR(2)	$—	$(755)	$(755)
4,540	11/30/17	1.457%	3 month LIBOR(2)	—	(7,926)	(7,926)
4,530	11/30/17	1.417%	3 month LIBOR(2)	—	(559)	(559)
4,300	06/26/18	1.747%	3 month LIBOR(1)	—	42,249	42,249
2,500	06/13/20	1.922%	3 month LIBOR(1)	—	(31,655)	(31,655)
3,300	06/17/20	1.836%	3 month LIBOR(1)	—	(61,797)	(61,797)

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (continued):
$26,800	06/25/20	2.065%	3 month LIBOR(1)	$—	$(110,885)	$(110,885)
11,800	06/27/20	2.200%	3 month LIBOR(1)	—	54,912	54,912
7,700	07/02/20	2.142%	3 month LIBOR(2)	—	(2,517)	(2,517)
3,500	06/24/23	2.622%	3 month LIBOR(1)	—	(19,382)	(19,382)

				$—	$(138,315)	$(138,315)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$13,381,138	$—
Commercial Mortgage-Backed Securities	—	15,422,940	—
Corporate Bonds	—	14,937,544	—
Municipal Bond	—	134,486	—
Non-Corporate Foreign Agencies	—	2,998,381	—
Sovereigns	—	4,098,801	—
U.S. Government Agency Obligations	—	37,898,473	—
U.S. Treasury Obligations	—	23,189,016	—
Option Purchased	—	335	—
Affiliated Money Market Mutual Fund	65,173,404	—	—
Other Financial Instruments*
Futures Contracts	189,613	—	—
Interest Rate Swaps	(138,315)	1,932,094	—

Total	$65,224,702	$113,993,208	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund	36.4%
U.S. Government Agency Obligations	21.2
U.S. Treasury Obligations	12.9
Commercial Mortgage-Backed Securities	8.6
Asset-Backed Securities	7.5
Banking	3.7
Sovereigns	2.3
Non-Corporate Foreign Agencies	1.7
Energy – Integrated	0.7
Healthcare & Pharmaceutical	0.7
Technology	0.5
Chemicals	0.3
Foods	0.3
Insurance	0.3
Cable	0.2

Capital Goods	0.2%
Energy – Other	0.2
Non-Captive Finance	0.2
Pipelines & Other	0.2
Retailers	0.2
Automotive	0.1
Electric	0.1
Healthcare Insurance	0.1
Media & Entertainment	0.1
Municipal Bonds	0.1
Telecommunications	0.1
Tobacco	0.1

99.0
Other assets in excess of liabilities	1.0

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$311,211	*	Due to broker — variation margin	$259,913	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	10,501,244		Unrealized depreciation on over-the-counter swap agreements	8,569,150
Interest rate contracts	Unaffiliated investments	335		—	—

Total		$10,812,790			$8,829,063

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$14,964	$(2,106)	$388,226	$2,925,663	$3,326,747

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Swaps	Total
Interest rate contracts	$(21,000)	$176,638	$(7,002,757)	$(6,847,119)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Long Position(3)	Futures Short Position(3)	Interest Rate Swaps(4)
$25,499	$3,183	$8,424,582	$19,363,307	$444,946,269

(1)	Cost.

(2)	Premiums Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BOND PORTFOLIO 2019 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$—	$—	$—	$—
Over-the-counter derivatives	10,501,579	(335)	—	10,501,244

				10,501,244

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(139,664)	—	—	(139,664)
Over-the-counter derivatives	(8,569,150)	—	—	(8,569,150)

				(8,708,814)

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives	139,664
Over-the-counter derivatives	(1,703,794)

Net Amount	$228,300

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BOND PORTFOLIO 2019 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $113,494,475)	$112,061,114
Affiliated investments (cost $65,173,404)	65,173,404
Cash	101,557
Unrealized appreciation on over-the counter swap agreements	10,501,244
Dividends and interest receivable	451,577
Receivable for investments sold	320,475
Tax reclaim receivable	1,090
Prepaid expenses	138

Total Assets	188,610,599

LIABILITIES:
Unrealized depreciation on over-the counter swap agreements	8,569,150
Payable for fund share repurchased	357,681
Payable for investments purchased	346,136
Due to broker-variation margin	139,664
Advisory fees payable	78,480
Accrued expenses and other liabilities	73,301
Distribution fee payable	2,081
Affiliated transfer agent fee payable	417

Total Liabilities	9,566,910

NET ASSETS	$179,043,689

Net assets were comprised of:
Paid-in capital	$177,093,736
Retained earnings	1,949,953

Net assets, June 30, 2013	$179,043,689

Net asset value and redemption price per share, $179,043,689 / 18,152,717 outstanding shares of beneficial interest	$9.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$1,114,988
Affiliated dividend income	37,578

1,152,566

EXPENSES
Advisory fees	525,037
Distribution fee	54,282
Shareholder servicing fees and expenses	28,353
Custodian and accounting fees	37,000
Audit fee	20,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Miscellaneous	5,219

Total expenses	689,891

NET INVESTMENT INCOME	462,675

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(257,974)
Futures transactions	388,226
Swap agreement transactions	2,925,663
Options written transactions	(2,106)

3,053,809

Net change in unrealized appreciation (depreciation) on:
Investments	(3,542,970)
Futures	176,638
Swap agreements	(7,002,757)

(10,369,089)

NET LOSS ON INVESTMENTS	(7,315,280)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,852,605)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$462,675	$739,413
Net realized gain (loss) on investment transactions	3,053,809	(2,743,137)
Net change in unrealized appreciation (depreciation) on investments	(10,369,089)	7,889,928

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,852,605)	5,886,204

DISTRIBUTIONS	—	(13,918,101)

FUND SHARE TRANSACTIONS:
Fund share sold [6,438,174 and 15,163,813 shares, respectively]	63,987,351	161,724,621
Fund share issued in reinvestment of distributions [0 and 1,378,030 shares, respectively]	—	13,918,101
Fund share repurchased [7,509,976 and 2,429,714 shares, respectively]	(77,059,250)	(25,274,231)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(13,071,899)	150,368,491

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,924,504)	142,336,594
NET ASSETS:
Beginning of period	198,968,193	56,631,599

End of period	$179,043,689	$198,968,193

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 50.5% ASSET-BACKED SECURITIES — 5.6%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Series 2012-4, Class A2	Aaa	0.480%		05/15/15	$75	$74,975
Ally Auto Receivables Trust, Series 2013-1, Class A2	Aaa	0.460%		10/15/15	600	599,213
BA Credit Card Trust, Series 2007-B3, Class B3	Aa2	0.392%	(c)	08/15/16	600	598,598
BA Credit Card Trust, Series 2008-C5, Class C5	A3	4.942%	(c)	03/15/16	300	303,767
CarMax Auto Owner Trust, Series 2013-1, Class A2	Aaa	0.420%		03/15/16	200	199,409
CarMax Auto Owner Trust, Series 2013-2, Class A2	AAA(d)	0.420%		06/15/16	500	498,996
Chase Issuance Trust, Series 2012-A3, Class A3	AAA(d)	0.790%		06/15/17	700	699,743
Chase Issuance Trust, Series 2012-A5, Class A5	AAA(d)	0.590%		08/15/17	500	497,716
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%		10/16/17	700	694,849
Citibank Credit Card Issuance Trust, Series 2003-A7, Class A7	Aaa	4.150%		07/07/17	1,000	1,067,757
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	500	580,809
Discover Card Execution Note Trust, Series 2013-A3, Class A3	Aaa	0.372%	(c)	10/15/18	800	796,619
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	200	205,057
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	Aaa	0.570%		10/15/17	700	695,972
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.592%	(c)	04/20/18	500	497,743
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 144A	Aaa	1.040%		09/21/15	600	601,460
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	Aaa	0.530%		02/16/17	400	397,862
MBNA Credit Card Master Note Trust, Series 2003-C7, Class C7	A3	1.542%	(c)	03/15/16	500	500,906
Mercedes-Benz Auto Lease Trust, Series 2013-A3, Class A2	AAA(d)	0.490%		06/15/15	400	399,156
Nissan Auto Lease, Series 2013-A3, Class A2B	Aaa	0.322%	(c)	09/15/15	1,000	997,085
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.492%	(c)	02/15/18	200	198,940
World Omni Auto Receivables Trust, Series 2013-A3, Class A3	AAA(d)	0.640%		04/16/18	1,000	992,325

TOTAL ASSET-BACKED SECURITIES (cost $12,156,969)						12,098,957

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5	Aaa	4.857%	(c)	07/10/43	300	317,307
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%		07/10/43	400	423,546
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2	Aaa	1.813%		09/10/45	650	648,649
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	400	396,547
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.218%	(c)	07/15/44	600	644,518
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%		03/10/46	700	701,006
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%	(c)	08/10/42	1,250	1,303,966

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Commercial Mortgage Trust, Series 2005-GG5, Class A5	Aa2	5.224%	(c)	04/10/37	$	1,500	$1,607,110
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%	(c)	02/15/38		1,469	1,531,806
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2	Aaa	4.186%		12/25/20		750	809,560
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	Aaa	3.230%		07/25/21		90	91,274
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	Aaa	2.615%		01/25/23		2,600	2,459,369
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	Aaa	5.417%		12/10/49		188	187,665
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	Aaa	3.272%		07/15/45		700	697,873
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2013-C13, Class A2	Aaa	2.665%		01/15/46		2,600	2,626,000
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4	Aaa	4.738%		07/15/42		200	211,044
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.200%	(c)	12/15/44		200	215,828
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A4	Aaa	5.475%	(c)	04/15/43		1,176	1,287,094
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	Aaa	5.799%	(c)	06/15/49		204	208,929
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51		39	39,626
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	Aaa	5.882%	(c)	02/15/51		170	191,707
JPMorgan Chase Commercial Mortgage Series Trust, Series 2013-LC11, Class A3	Aaa	2.592%		04/15/46		400	390,418
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4	AAA(d)	5.197%	(c)	11/15/30		200	214,425
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	Aaa	5.047%	(c)	07/12/38		270	289,328
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	Aaa	4.747%	(c)	06/12/43		650	684,293
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%		01/10/45		300	310,797
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.290%	(c)	12/15/44		200	216,441
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48		200	220,919
WFRBS Commercial Mortgage Trust, Series C5, Class A2	Aaa	2.684%		11/15/44		190	195,435
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%		12/15/45		200	196,714

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,489,860)							19,319,194

CORPORATE BONDS — 9.4%
Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.125%		01/15/20		200	240,915

Banking — 4.0%
American Express Co., Sr. Unsec’d. Notes	A3	1.550%		05/22/18		410	398,037
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.625%		07/01/20		650	715,629
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%		09/01/17		250	280,238
Bank of Nova Scotia (Canada), Cov’d. Bonds, 144A	Aaa	2.150%		08/03/16		2,540	2,622,042
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19		825	1,039,522

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18	$300	$290,364
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.150%	04/01/18	300	338,052
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20	980	1,063,353
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%	07/22/20	550	575,150
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%	04/23/19	175	203,297
JPMorgan Chase & Co., Sub. Notes	A3	3.375%	05/01/23	80	74,493
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	2.125%	04/25/18	220	210,547
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	125	135,682
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/26/20	550	590,363
Wells Fargo & Co, Sub. Notes, MTN	A3	3.450%	02/13/23	95	90,728
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%	12/11/17	25	28,417

					8,655,914

Cable — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19	110	107,058
Time Warner Cable Inc, Gtd. Notes	Baa2	4.000%	09/01/21	750	718,238

					825,296

Capital Goods — 0.4%
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa3	5.125%	04/01/19	600	689,912
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	25	26,543

					716,455

Chemicals — 0.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	165	153,458
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.250%	11/15/20	865	910,900
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.625%	01/15/20	500	555,765

					1,620,123

Electric — 0.1%
Duke Energy Corp, Sr. Unsec’d. Notes	Baa2	2.100%	06/15/18	250	248,452

Energy – Integrated — 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.375%	05/10/18	225	216,876
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	510	553,293
Chevron Corp., Sr. Unsec’d. Notes(h)	Aa1	1.718%	06/24/18	530	525,126
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	240	279,780

					1,575,075

Energy – Other — 0.2%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	165	164,398
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500%	01/15/20	200	245,594
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	25	27,927

					437,919

Foods — 0.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.000%	04/15/20	185	210,000

Healthcare & Pharmaceutical — 0.7%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	2.000%	11/06/18	245	237,558
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	170	178,261
Baxter International, Inc., Sr. Unsec’d. Notes	A3	1.850%	06/15/18	125	123,988

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical (continued)
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	2.800%	03/18/23	$70	$66,616
Merck & Co., Inc., Sr. Unsec’d. Notes	A2	1.300%	05/18/18	475	460,648
Mylan, Inc., Sr. Unsec’d. Notes, 144A	Baa3	1.800%	06/24/16	60	59,837
Pfizer, Inc., Sr. Unsec’d. Notes	A1	1.500%	06/15/18	400	393,168

					1,520,076

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	2.750%	11/15/22	160	147,358
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	3.950%	09/01/20	250	257,250

					404,608

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	570	661,021
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	260	292,347
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	350	380,841
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.250%	06/15/23	65	62,805
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.300%	06/15/15	25	26,513
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.850%	06/24/21	400	425,031
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	185	201,615
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	160	155,429

					2,205,602

Non-Captive Finance — 0.1%
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(h)	A1	6.000%	08/07/19	195	226,382

Pipelines & Other — 0.1%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	25	26,620
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	155	152,904
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	50	52,550

					232,074

Technology — 0.4%
Apple, Inc., Sr. Unsec’d. Notes(h)	Aa1	1.000%	05/03/18	430	412,928
EMC Corp., Sr. Unsec’d. Notes	A1	1.875%	06/01/18	410	405,286

					818,214

Telecommunications
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%	08/15/21	25	25,785

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	205	272,528

TOTAL CORPORATE BONDS (cost $20,821,276)					20,235,418

SOVEREIGNS — 2.8%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	600	596,897
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%	03/06/15	200	200,266
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	AA(d)	2.750%	03/05/15	200	206,708
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(d)	2.875%	09/15/14	200	205,300
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	800	796,080

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SOVEREIGNS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.375%		04/25/16	$200	$197,840
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%		05/22/15	100	100,322
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	Aaa	0.625%		05/22/15	100	100,280
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%		03/17/16	700	728,350
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%		05/18/15	850	848,956
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%		05/23/18	1,656	1,598,040
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%		09/12/15	430	426,603

TOTAL SOVEREIGNS (cost $6,055,144)						6,005,642

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.8%
Federal Home Loan Banks, Bonds		0.250%		02/20/15	3,150	3,145,549
Federal Home Loan Banks, Bonds		1.000%		06/21/17	3,000	2,958,501
Federal Home Loan Mortgage Corp., Notes		0.750%		01/12/18	20	19,364
Federal Home Loan Mortgage Corp., Notes(h)(k)		0.875%		03/07/18	3,060	2,961,095
Federal Home Loan Mortgage Corp., Notes		1.000%		09/29/17	20	19,763
Federal Home Loan Mortgage Corp., Notes		1.375%		05/01/20	300	284,267
Federal Home Loan Mortgage Corp., Notes(h)		2.375%		01/13/22	3,175	3,085,392
Federal National Mortgage Assoc., Notes(k)		0.875%		08/28/17-05/21/18	5,405	5,256,386
Federal National Mortgage Assoc., Notes		5.375%		06/12/17	740	856,467
Financing Corp. FICO Strips Principal, Series D-P, Debs		2.230%	(s)	09/26/19	3,115	2,714,371
Government National Mortgage Association		3.500%		05/20/43	2,708	2,784,628
Government National Mortgage Association		4.000%		TBA	5,000	5,247,656
Israel Government AID Bond (Israel), U.S. Gov’t Gtd. Notes		2.390%	(s)	09/15/20	3,130	2,637,538
Israel Government AID Bond (Israel), Series 11-Z, U.S. Gov’t Gtd. Notes		1.969%	(s)	05/15/19	90	80,261

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $32,791,717)						32,051,238

U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bonds		2.750%	(s)	11/15/42	1,680	1,448,476
U.S. Treasury Bonds		7.250%		08/15/22	170	239,926
U.S. Treasury Inflationary Indexed Bonds, TIPS		0.125%		04/15/18	880	902,980
U.S. Treasury Inflationary Indexed Bonds, TIPS		0.125%		01/15/23	232	224,685
U.S. Treasury Notes		0.375%		06/15/15	85	85,027
U.S. Treasury Notes		0.500%		06/15/16	2,765	2,753,334
U.S. Treasury Notes		0.625%		05/31/17	3,200	3,148,998
U.S. Treasury Notes		0.750%		10/31/17	5,000	4,905,860
U.S. Treasury Notes		1.125%		04/30/20	2,650	2,519,986
U.S. Treasury Notes		4.250%		11/15/17	2,630	2,975,188
U.S. Treasury Notes(h)(k)		7.250%		05/15/16	210	249,572
U.S. Treasury Strips Coupon		2.930%	(s)	02/15/25	35	24,896

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,983,644)						19,478,928

TOTAL LONG-TERM INVESTMENTS (cost $111,298,610)						109,189,377

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SHORT-TERM INVESTMENTS — 58.3%			Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 56.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $121,177,616) (Note 4)(w)			121,177,616	$121,177,616

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Bills(t) (cost $5,000,025)	0.030%	09/26/13	$5,000	4,999,575

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options, Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/16/13 (cost $16,108)		Deutsche Bank	$1,895	253

TOTAL SHORT-TERM INVESTMENTS (cost $126,193,749)				126,177,444

TOTAL INVESTMENTS — 108.8% (cost $237,492,359)				235,366,821
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (8.8)%				(18,939,181)

NET ASSETS — 100.0%				$216,427,640

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s Rating.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2013.

(t)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
108	90 Day Euro Dollar	Sep. 2013	$26,916,517	$26,914,950	$(1,567)
74	5 Year U.S. Treasury Notes	Sep. 2013	8,948,454	8,957,469	9,015

					7,448

Short Positions:
24	2 Year U.S. Treasury Notes	Sep. 2013	5,278,342	5,280,000	(1,658)
98	10 Year U.S. Treasury Notes	Sep. 2013	12,499,084	12,403,125	95,959
2	U.S. Long Bond	Sep. 2013	277,810	271,688	6,122
10	U.S. Ultra Bond	Sep. 2013	1,529,517	1,473,125	56,392

					156,815

					$164,263

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$400	09/12/14	0.656%	3-month LIBOR(2)	$(2,050)	$—	$(2,050)	Barclays Bank PLC
400	09/19/14	0.669%	3-month LIBOR(2)	(2,117)	—	(2,117)	JPMorgan Chase Bank
1,200	02/21/15	0.690%	3-month LIBOR(1)	7,447	—	7,447	Citibank N.A.
335	03/22/16	0.535%	3-month LIBOR(2)	1,127	—	1,127	Citibank N.A.
375	06/07/16	0.654%	3-month LIBOR(1)	(1,344)	—	(1,344)	JPMorgan Chase Bank
370	08/22/16	1.168%	3-month LIBOR(2)	(4,960)	—	(4,960)	Morgan Stanley Capital Services
530	08/26/16	1.299%	3-month LIBOR(1)	9,431	—	9,431	Morgan Stanley Capital Services
595	08/31/16	0.934%	3-month LIBOR(1)	2,928	—	2,928	Credit Suisse International
185	08/31/16	0.978%	3-month LIBOR(2)	(1,195)	—	(1,195)	JPMorgan Chase Bank
185	08/31/16	0.975%	3-month LIBOR(2)	(1,173)	—	(1,173)	JPMorgan Chase Bank
1,500	09/08/16	1.186%	3-month LIBOR(1)	19,926	—	19,926	Morgan Stanley Capital Services
980	12/08/16	1.315%	3-month LIBOR(1)	12,121	—	12,121	Barclays Bank PLC
300	01/24/17	1.176%	3-month LIBOR(2)	(3,025)	—	(3,025)	Bank of Nova Scotia
195	01/27/17	1.138%	3-month LIBOR(2)	(1,639)	—	(1,639)	Bank of Nova Scotia
180	02/13/17	1.128%	3-month LIBOR(2)	(1,254)	—	(1,254)	Bank of Nova Scotia
75	02/21/17	1.179%	3-month LIBOR(2)	(638)	—	(638)	JPMorgan Chase Bank
115	02/28/17	0.680%	3-month LIBOR(1)	(1,337)	—	(1,337)	Citibank N.A.
6,675	03/27/17	0.737%	3-month LIBOR(2)	72,710	—	72,710	Barclays Bank PLC
120	07/05/17	0.938%	3-month LIBOR(2)	706	—	706	Bank of Nova Scotia
11,500	08/31/17	0.843%	3-month LIBOR(2)	189,040	—	189,040	Bank of America N.A.
1,110	08/31/17	0.751%	3-month LIBOR(2)	22,439	—	22,439	Bank of Nova Scotia
1,000	09/10/17	0.845%	3-month LIBOR(2)	14,561	—	14,561	Morgan Stanley Capital Services
50	10/03/17	0.778%	3-month LIBOR(2)	988	—	988	Citibank N.A.
265	10/15/17	0.790%	3-month LIBOR(1)	(5,325)	—	(5,325)	Morgan Stanley Capital Services
300	11/20/17	0.770%	3-month LIBOR(2)	7,055	—	7,055	Bank of Nova Scotia
90	11/21/17	0.770%	3-month LIBOR(1)	(2,123)	—	(2,123)	Bank of Nova Scotia
3,200	11/30/17	1.107%	3-month LIBOR(2)	39,043	—	39,043	Barclays Bank PLC
2,730	11/30/17	1.155%	3-month LIBOR(2)	27,942	—	27,942	Morgan Stanley Capital Services
3,120	02/08/18	0.956%	3-month LIBOR(2)	57,357	—	57,357	Citibank N.A.
100	05/17/18	0.989%	3-month LIBOR(2)	2,368	—	2,368	Credit Suisse International
1,556	06/10/18	1.205%	3-month LIBOR(2)	23,402	—	23,402	UBS AG
300	09/15/18	1.671%	3-month LIBOR(1)	2,246	—	2,246	Barclays Bank PLC
2,050	01/17/19	1.620%	3-month LIBOR(1)	2,236	—	2,236	Citibank N.A.
160	02/16/19	1.580%	3-month LIBOR(1)	(636)	—	(636)	Citibank N.A.
60	05/14/19	1.538%	3-month LIBOR(1)	(872)	—	(872)	Bank of Nova Scotia
50	06/07/19	1.338%	3-month LIBOR(1)	(1,408)	—	(1,408)	Bank of Nova Scotia
50	08/01/19	1.229%	3-month LIBOR(2)	1,689	—	1,689	Bank of Nova Scotia
30	09/24/19	1.238%	3-month LIBOR(1)	(1,137)	—	(1,137)	Barclays Bank PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$160	09/27/19	1.220%	3-month LIBOR(1)	$(6,278)	$—	$(6,278)	Bank of Nova Scotia
100	10/30/19	1.311%	3-month LIBOR(2)	3,715	—	3,715	Barclays Bank PLC
250	11/15/19	1.443%	3-month LIBOR(1)	(7,598)	—	(7,598)	Morgan Stanley Capital Services
90	11/29/19	1.200%	3-month LIBOR(1)	(4,210)	—	(4,210)	Morgan Stanley Capital Services
925	02/08/20	1.495%	3-month LIBOR(1)	(26,076)	—	(26,076)	Bank of Nova Scotia
1,090	02/15/20	1.355%	3-month LIBOR(1)	(46,641)	—	(46,641)	Morgan Stanley Capital Services
250	02/15/20	1.505%	3-month LIBOR(2)	8,324	—	8,324	Morgan Stanley Capital Services
1,800	02/28/20	1.402%	3-month LIBOR(1)	(65,040)	—	(65,040)	Barclays Bank PLC
3,800	03/07/20	1.415%	3-month LIBOR(1)	(136,860)	—	(136,860)	Barclays Bank PLC
900	03/11/20	1.452%	3-month LIBOR(1)	(30,373)	—	(30,373)	Barclays Bank PLC
1,300	03/15/20	1.544%	3-month LIBOR(1)	(41,268)	—	(41,268)	Citibank N.A.
900	03/18/20	1.560%	3-month LIBOR(1)	(24,454)	—	(24,454)	Barclays Bank PLC
600	03/19/20	1.548%	3-month LIBOR(1)	(16,836)	—	(16,836)	Barclays Bank PLC
3,500	03/20/20	1.471%	3-month LIBOR(1)	(116,514)	—	(116,514)	Barclays Bank PLC
5,700	03/21/20	1.460%	3-month LIBOR(1)	(195,043)	—	(195,043)	Barclays Bank PLC
2,600	03/28/20	1.492%	3-month LIBOR(1)	(84,980)	—	(84,980)	Barclays Bank PLC
600	04/02/20	1.460%	3-month LIBOR(1)	(21,547)	—	(21,547)	Barclays Bank PLC
1,250	04/08/20	1.365%	3-month LIBOR(1)	(53,490)	—	(53,490)	Bank of Nova Scotia
4,700	04/11/20	1.370%	3-month LIBOR(1)	(201,397)	—	(201,397)	Barclays Bank PLC
1,300	04/15/20	1.388%	3-month LIBOR(1)	(54,515)	—	(54,515)	Barclays Bank PLC
3,255	04/17/20	1.330%	3-month LIBOR(1)	(149,583)	—	(149,583)	Bank of Nova Scotia
1,100	04/22/20	1.327%	3-month LIBOR(1)	(51,261)	—	(51,261)	Barclays Bank PLC
3,700	04/25/20	1.322%	3-month LIBOR(1)	(175,108)	—	(175,108)	Bank of Nova Scotia
1,500	04/29/20	1.332%	3-month LIBOR(1)	(70,249)	—	(70,249)	Barclays Bank PLC
2,500	05/07/20	1.268%	3-month LIBOR(1)	(129,770)	—	(129,770)	Barclays Bank PLC
4,100	05/09/20	1.398%	3-month LIBOR(1)	(178,684)	—	(178,684)	Bank of Nova Scotia
1,700	05/10/20	1.403%	3-month LIBOR(1)	(73,520)	—	(73,520)	Barclays Bank PLC
1,500	05/13/20	1.381%	3-month LIBOR(1)	(67,363)	—	(67,363)	Morgan Stanley Capital Services
1,100	05/20/20	1.457%	3-month LIBOR(1)	(44,540)	—	(44,540)	Morgan Stanley Capital Services
4,300	05/23/20	1.521%	3-month LIBOR(1)	(157,472)	—	(157,472)	Bank of Nova Scotia
1,300	05/24/20	1.474%	3-month LIBOR(1)	(51,722)	—	(51,722)	Bank of Nova Scotia
3,600	06/06/20	1.760%	3-month LIBOR(1)	(79,132)	—	(79,132)	JPMorgan Chase Bank
3,200	06/10/20	1.714%	3-month LIBOR(1)	(80,944)	—	(80,944)	Bank of Nova Scotia
2,800	09/15/20	1.582%	3-month LIBOR(2)	100,991	—	100,991	UBS AG
9,000	12/31/20	0.000%	3-month LIBOR(1)	(243,179)	—	(243,179)	Citibank N.A.
6,500	12/31/20	0.000%	3-month LIBOR(1)	(303,087)	—	(303,087)	Barclays Bank PLC
5,900	12/31/20	2.744%	3-month LIBOR(1)	623,956	—	623,956	Bank of America N.A.
4,900	12/31/20	0.000%	3-month LIBOR(1)	(7,788)	—	(7,788)	Citibank N.A.
4,200	12/31/20	0.000%	3-month LIBOR(1)	(107,418)	—	(107,418)	Barclays Bank PLC
2,850	12/31/20	0.000%	3-month LIBOR(1)	(79,544)	—	(79,544)	Barclays Bank PLC
2,750	12/31/20	0.000%	3-month LIBOR(1)	(99,789)	—	(99,789)	Barclays Bank PLC
2,640	12/31/20	2.037%	3-month LIBOR(1)	15,902	—	15,902	Citibank N.A.
2,400	12/31/20	0.000%	3-month LIBOR(1)	(82,374)	—	(82,374)	Barclays Bank PLC
2,400	12/31/20	0.000%	3-month LIBOR(1)	(81,845)	—	(81,845)	Citibank N.A.
2,200	12/31/20	0.000%	3-month LIBOR(1)	(85,006)	—	(85,006)	Morgan Stanley Capital Services
1,850	12/31/20	0.000%	3-month LIBOR(1)	(62,256)	—	(62,256)	Barclays Bank PLC
900	12/31/20	0.000%	3-month LIBOR(1)	(33,391)	—	(33,391)	Barclays Bank PLC
900	12/31/20	0.000%	3-month LIBOR(1)	(35,083)	—	(35,083)	Barclays Bank PLC
660	06/08/21	4.640%	3-month LIBOR(1)	39,197	—	39,197	Morgan Stanley Capital Services
700	07/26/21	3.068%	3-month LIBOR(1)	46,706	—	46,706	Morgan Stanley Capital Services
1,850	08/11/21	2.570%	3-month LIBOR(1)	47,160	—	47,160	Hong Kong & Shanghai Bank
3,050	08/12/21	2.322%	3-month LIBOR(1)	17,441	—	17,441	UBS AG
60	12/23/21	2.090%	3-month LIBOR(2)	1,555	—	1,555	Barclays Bank PLC
115	12/28/21	2.118%	3-month LIBOR(2)	2,786	—	2,786	Barclays Bank PLC
3,120	01/13/22	1.846%	3-month LIBOR(2)	132,080	—	132,080	Citibank N.A.
130	01/13/22	2.050%	3-month LIBOR(2)	2,795	—	2,795	Bank of Nova Scotia
110	01/20/22	1.998%	3-month LIBOR(2)	2,913	—	2,913	Bank of Nova Scotia
85	01/24/22	2.112%	3-month LIBOR(2)	1,474	—	1,474	Bank of Nova Scotia

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$65	01/24/22	2.118%	3-month LIBOR(2)	$1,100	$—	$1,100	Bank of Nova Scotia
135	02/07/22	1.922%	3-month LIBOR(2)	4,675	—	4,675	Barclays Bank PLC
80	02/17/22	2.018%	3-month LIBOR(2)	2,211	—	2,211	Bank of Nova Scotia
55	02/21/22	2.105%	3-month LIBOR(2)	1,139	—	1,139	JPMorgan Chase Bank
40	02/21/22	2.100%	3-month LIBOR(2)	845	—	845	JPMorgan Chase Bank
55	02/23/22	2.117%	3-month LIBOR(2)	1,094	—	1,094	JPMorgan Chase Bank
160	05/15/22	1.988%	3-month LIBOR(2)	6,257	—	6,257	JPMorgan Chase Bank
40	06/11/22	1.842%	3-month LIBOR(2)	2,149	—	2,149	Bank of Nova Scotia
80	06/20/22	1.716%	3-month LIBOR(2)	5,191	—	5,191	Bank of Nova Scotia
100	09/11/22	1.833%	3-month LIBOR(2)	5,480	—	5,480	Bank of Nova Scotia
50	09/25/22	1.785%	3-month LIBOR(1)	(3,021)	—	(3,021)	Barclays Bank PLC
190	10/17/22	1.740%	3-month LIBOR(2)	12,735	—	12,735	Barclays Bank PLC
300	01/31/23	2.020%	3-month LIBOR(1)	(13,082)	—	(13,082)	Barclays Bank PLC
400	02/19/23	2.072%	3-month LIBOR(1)	(16,329)	—	(16,329)	Bank of Nova Scotia
400	03/08/23	2.020%	3-month LIBOR(1)	(18,872)	—	(18,872)	Barclays Bank PLC
400	03/13/23	2.126%	3-month LIBOR(1)	(15,196)	—	(15,196)	Barclays Bank PLC
1,100	03/14/23	2.120%	3-month LIBOR(1)	(42,487)	—	(42,487)	Barclays Bank PLC
1,100	03/22/23	2.051%	3-month LIBOR(1)	(50,231)	—	(50,231)	Barclays Bank PLC
700	03/25/23	2.051%	3-month LIBOR(1)	(32,312)	—	(32,312)	Barclays Bank PLC
1,450	04/04/23	2.018%	3-month LIBOR(1)	(73,532)	—	(73,532)	Barclays Bank PLC
540	04/05/23	1.971%	3-month LIBOR(1)	(29,709)	—	(29,709)	Barclays Bank PLC
2,100	04/18/23	1.890%	3-month LIBOR(1)	(133,724)	—	(133,724)	JPMorgan Chase Bank
2,500	05/02/23	1.850%	3-month LIBOR(1)	(171,767)	—	(171,767)	Barclays Bank PLC
800	05/08/23	1.815%	3-month LIBOR(2)	57,958	—	57,958	Barclays Bank PLC
1,000	05/17/23	2.072%	3-month LIBOR(1)	(49,939)	—	(49,939)	Morgan Stanley Capital Services
900	05/28/23	2.158%	3-month LIBOR(1)	(39,034)	—	(39,034)	Bank of Nova Scotia
550	05/29/23	2.150%	3-month LIBOR(1)	(24,254)	—	(24,254)	Morgan Stanley Capital Services
350	05/30/23	2.205%	3-month LIBOR(1)	(13,717)	—	(13,717)	Barclays Bank PLC
130	03/30/27	2.674%	3-month LIBOR(2)	5,151	—	5,151	Bank of Nova Scotia
140	09/06/41	3.110%	3-month LIBOR(2)	6,575	—	6,575	UBS AG
70	09/06/41	3.028%	3-month LIBOR(2)	4,380	—	4,380	UBS AG
140	09/08/41	2.954%	3-month LIBOR(1)	(10,733)	—	(10,733)	Barclays Bank PLC
140	09/09/41	3.019%	3-month LIBOR(1)	(9,004)	—	(9,004)	Barclays Bank PLC
130	10/11/41	2.719%	3-month LIBOR(2)	16,161	—	16,161	JPMorgan Chase Bank
110	10/17/41	2.905%	3-month LIBOR(1)	(9,871)	—	(9,871)	Barclays Bank PLC
60	12/12/41	2.685%	3-month LIBOR(1)	(8,128)	—	(8,128)	Citibank N.A.
60	12/20/41	2.614%	3-month LIBOR(2)	8,963	—	8,963	Citibank N.A.
35	12/20/41	2.615%	3-month LIBOR(1)	(5,220)	—	(5,220)	Barclays Bank PLC
35	01/10/42	2.718%	3-month LIBOR(1)	(4,153)	—	(4,153)	Barclays Bank PLC
40	01/11/42	2.710%	3-month LIBOR(1)	(4,807)	—	(4,807)	Citibank N.A.
75	01/12/42	2.772%	3-month LIBOR(2)	8,119	—	8,119	Citibank N.A.
45	02/09/42	2.840%	3-month LIBOR(1)	(4,393)	—	(4,393)	Barclays Bank PLC

				$(2,765,036)	$—	$(2,765,036)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
$2,540	06/28/16	0.847%	3-month LIBOR	(2)	$—	$(3,035)	$(3,035)
5,515	11/30/17	1.457%	3-month LIBOR	(2)	—	(9,628)	(9,628)
5,510	11/30/17	1.418%	3-month LIBOR	(2)	—	(913)	(913)
5,500	11/30/17	1.417%	3-month LIBOR	(2)	—	(679)	(679)
16,950	07/02/18	1.564%	3-month LIBOR	(2)	—	(5,378)	(5,378)
1,100	06/12/20	1.818%	3-month LIBOR	(1)	—	(21,474)	(21,474)
6,400	06/13/20	1.922%	3-month LIBOR	(1)	—	(81,036)	(81,036)
4,900	06/17/20	1.836%	3-month LIBOR	(1)	—	(91,758)	(91,758)
2,500	06/20/20	1.818%	3-month LIBOR	(1)	—	(50,797)	(50,797)

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (continued):
$38,700	06/25/20	2.065%	3-month LIBOR	(1)	$—	$(160,121)	$(160,121)
5,500	06/26/20	2.335%	3-month LIBOR	(1)	—	76,294	76,294
32,500	06/27/20	2.200%	3-month LIBOR	(1)	—	151,241	151,241
1,700	06/17/23	2.370%	3-month LIBOR	(2)	—	47,553	47,553
8,300	06/24/23	2.622%	3-month LIBOR	(1)	—	(45,963)	(45,963)

					$—	$(195,694)	$(195,694)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$12,098,957	$—
Commercial Mortgage-Backed Securities	—	19,319,194	—
Corporate Bonds	—	20,235,418	—
Sovereigns	—	6,005,642	—
U.S. Government Agency Obligations	—	32,051,238	—
U.S. Treasury Obligations	—	24,478,503	—
Option Purchased	—	253	—
Affiliated Money Market Mutual Fund	121,177,616	—	—
Other Financial Instruments*
Futures Contracts	164,263	—	—
Interest Rate Swaps	(195,694)	(2,765,036)	—

Total	$121,146,185	$111,424,169	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund	56.0%
U.S. Government Agency Obligations	14.8
U.S. Treasury Obligations	11.3
Commercial Mortgage-Backed Securities	8.9
Asset-Backed Securities	5.6
Banking	4.0
Sovereigns	2.8
Insurance	1.0
Chemicals	0.8
Energy – Integrated	0.7
Healthcare & Pharmaceutical	0.7
Cable	0.4
Technology	0.4
Capital Goods	0.4

Energy – Other	0.2%
Healthcare Insurance	0.2
Tobacco	0.1
Electric	0.1
Automotive	0.1
Pipelines & Other	0.1
Non-Captive Finance	0.1
Foods	0.1

108.8
Liabilities in excess of other assets	(8.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$442,576	*	Due to broker — variation margin	$474,007	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	1,713,940		Unrealized depreciation on over-the-counter swap agreements	4,478,976
Interest rate contracts	Unaffiliated investments	253		—	—

Total		$2,156,769			$4,952,983

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$2,282	$864	$36,942	$(1,859,888)	$(1,819,800)

Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Swaps	Total
Interest rate contracts	$(15,855)	$163,994	$(2,885,974)	$(2,737,835)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Long Position(3)	Futures Short Position(3)	Interest Rate Swaps(4)
$11,999	$1,148	$12,287,361	$11,091,049	$168,105,333

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BOND PORTFOLIO 2020 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$—	$—	$—	$—
Over-the-counter derivatives	1,714,193	(253)	—	1,713,940

				1,713,940

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(178,791)	—	—	(178,791)
Over-the-counter derivatives	(4,478,976)	—	—	(4,478,976)

				(4,657,767)

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives	178,791
Over-the-counter derivatives	2,765,036

Net Amount	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BOND PORTFOLIO 2020 (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Affiliated investments (cost $121,177,616)	$121,177,616
Unaffiliated investments (cost $116,314,743)	114,189,205
Receivable for investments sold	6,805,995
Unrealized appreciation on over-the counter swap agreements	1,713,940
Dividends and interest receivable	498,699
Receivable for fund share sold	47,330
Prepaid expenses	67

Total Assets	244,432,852

LIABILITIES:
Payable for investments purchased	20,939,302
Unrealized depreciation on over-the counter swap agreements	4,478,976
Payable to custodian	2,073,480
Due to broker-variation margin	178,791
Accrued expenses and other liabilities	125,758
Payable for fund share repurchased	118,667
Advisory fees payable	87,252
Distribution fee payable	2,569
Affiliated transfer agent fee payable	417

Total Liabilities	28,005,212

NET ASSETS	$216,427,640

Net assets were comprised of:
Paid-in capital	$213,526,624
Retained earnings	2,901,016

Net assets, June 30, 2013	$216,427,640

Net asset value and redemption price per share, $216,427,640 / 34,810,806 outstanding shares of beneficial interest	$6.22

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$354,644
Affiliated dividend income	30,670

385,314

EXPENSES
Advisory fees	232,254
Distribution fee	33,515
Shareholder servicing fees and expenses	3,044
Custodian and accounting fees	29,000
Audit fee	20,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	5,188

Total expenses	341,001

NET INVESTMENT INCOME	44,313

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(921)
Futures transactions	36,942
Swap agreement transactions	(1,859,888)
Options written transactions	864

(1,823,003)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,184,190)
Futures	163,994
Swap agreements	(2,885,974)

(4,906,170)

NET LOSS ON INVESTMENTS	(6,729,173)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,684,860)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$44,313	$106,755
Net realized gain (loss) on investment transactions	(1,823,003)	1,346,609
Net change in unrealized appreciation (depreciation) on investments	(4,906,170)	(869,572)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,684,860)	583,792

DISTRIBUTIONS	—	(2,043,089)

FUND SHARE TRANSACTIONS:
Fund share sold [36,452,496 and 179,589 shares, respectively]	233,324,303	1,432,824
Fund share issued in reinvestment of distributions [0 and 317,250 shares, respectively]	—	2,043,089
Fund share repurchased [2,195,776 and 2,363,457 shares, respectively]	(13,866,890)	(23,201,113)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	219,457,413	(19,725,200)

TOTAL INCREASE (DECREASE) IN NET ASSETS	212,772,553	(21,184,497)
NET ASSETS:
Beginning of period	3,655,087	24,839,584

End of period	$216,427,640	$3,655,087

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 89.9% ASSET-BACKED SECURITIES — 13.6%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%		04/15/16	$1,305	$1,306,130
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/20/14	804	803,893
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	176	176,517
BA Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.232%	(c)	12/15/16	1,790	1,785,076
BA Credit Card Trust, Series 2008-C5, Class C5	A3	4.942%	(c)	03/15/16	1,400	1,417,581
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	117	117,506
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	1,540	1,788,892
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.392%	(c)	01/15/18	1,500	1,496,904
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	910	933,009
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.572%	(c)	01/15/18	1,200	1,199,384
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.632%	(c)	10/20/17	1,600	1,588,504
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.592%	(c)	04/20/18	1,600	1,592,778
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	1,626	1,625,048
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	1,182	1,182,839
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	196	196,278
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.492%	(c)	02/15/18	1,825	1,815,329
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	481	481,312

TOTAL ASSET-BACKED SECURITIES (cost $19,554,186)						19,506,980

COMMERCIAL MORTGAGE-BACKED SECURITIES — 26.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%		07/10/43	1,200	1,270,639
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%		06/11/50	765	792,371
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	1,330	1,382,961
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.392%	(c)	07/15/44	2,000	2,148,392
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%		03/10/46	1,800	1,802,587
Commercial Mortgage Trust, Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	1,951	2,009,428
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%	(c)	02/15/38	2,350	2,450,890
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832%		04/15/37	500	525,140
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2	AA+(d)	3.974%	(c)	01/25/21	3,000	3,195,081
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%		01/25/23	1,700	1,608,049
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	329	328,414

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(d)	5.553%	(c)	04/10/38	$1,700	$1,851,676
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,170	1,295,771
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.367%	(c)	12/15/44	1,800	1,942,454
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%		12/15/47	1,700	1,648,893
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	357	365,625
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	Aaa	5.661%	(c)	03/15/39	481	527,040
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(d)	5.300%		11/15/38	235	245,482
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.872%	(c)	05/12/39	323	356,586
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	(c)	08/12/43	2,900	3,215,021
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.664%	(c)	02/12/39	500	545,974
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	Aaa	5.162%	(c)	10/12/52	150	162,087
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	2,435	2,432,455
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%		01/10/45	2,000	2,071,980
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.465%	(c)	12/15/44	2,100	2,272,628
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	590	651,712
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%		12/15/45	1,000	983,568

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $38,697,852)						38,082,904

CORPORATE BONDS — 21.5%
Banking — 5.1%
American Express Co, Sr. Unsec’d. Notes	A3	2.650%		12/02/22	460	424,726
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.875%		01/05/21	715	804,722
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	400	421,889
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19	1,075	1,354,529
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%		02/21/18	1,470	1,422,784
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	400	427,960
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%		03/15/20	340	368,918
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	4.350%		08/15/21	400	416,697
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%		07/22/20	330	345,091
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%		01/26/20	825	885,544
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%		01/11/21	120	133,229
Wells Fargo & Co, Sub. Notes, MTN(a)	A3	3.450%		02/13/23	300	286,510

						7,292,599

Cable — 0.9%
NBCUniversal Media LLC, Gtd. Notes(h)	A3	4.375%		04/01/21	1,170	1,262,073

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods — 1.7%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(f)	Baa1	6.375%	10/15/17(g)	$275	$319,322
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	195	193,053
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(h)	A2	3.900%	07/12/21	400	423,505
United Technologies Corp., Sr. Unsec’d. Notes(h)	A2	3.100%	06/01/22	955	943,377
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	570	605,184

					2,484,441

Chemicals — 0.5%
E. I. du Pont de Nemours & Co., Sr. Unsec’d. Notes(a)	A2	4.250%	04/01/21	700	756,108

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	400	428,902

Energy – Integrated — 1.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	140	146,323
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	260	273,190
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	425	461,077
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	490	512,045

					1,392,635

Energy – Other — 0.4%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A1	4.100%	02/01/21	170	179,537
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	315	330,165

					509,702

Foods — 1.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(h)	A3	5.000%	04/15/20	1,080	1,225,946
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.900%	01/15/16	170	176,998
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	379	427,503
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	346	388,092

					2,218,539

Healthcare & Pharmaceutical — 1.4%
Actavis, Inc., Sr. Unsec’d. Notes(a)	Baa3	3.250%	10/01/22	190	177,137
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	980	1,027,623
GlaxoSmithKline Capital, Inc., Gtd. Notes(h)	A1	2.800%	03/18/23	475	452,034
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	Baa1	3.600%	08/15/21	400	392,301

					2,049,095

Healthcare Insurance — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	06/01/21	400	416,343
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	400	438,044

					854,387

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	$615	$691,512
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.200%	03/15/22	375	381,047
MetLife, Inc., Sr. Unsec’d. Notes(h)	A3	4.750%	02/08/21	750	817,360

					1,889,919

Media & Entertainment — 1.1%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	400	419,898
Time Warner, Inc., Gtd. Notes	Baa2	4.000%	01/15/22	440	448,667
Time Warner, Inc., Gtd. Notes	Baa2	4.750%	03/29/21	300	322,724
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	350	381,598

					1,572,887

Metals — 0.4%
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	240	237,011
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	380	394,464

					631,475

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	3.100%	01/09/23	90	85,021
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	90	96,157
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	35	37,127
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(h)	A1	6.000%	08/07/19	330	383,108
General Electric Capital Corp., Sub. Notes(a)(h)	A2	5.300%	02/11/21	215	235,849

					837,262

Pipelines & Other — 1.4%
Enterprise Products Operating LLC, Gtd. Notes(a)	Baa1	5.200%	09/01/20	285	318,921
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	3.950%	09/01/22	725	715,194
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	475	499,225
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	475	478,790

					2,012,130

Railroads — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	475	562,248

Retailers — 0.7%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	Aa2	4.250%	04/15/21	975	1,063,371

Telecommunications — 1.4%
AT&T, Inc., Sr. Unsec’d. Notes(a)(h)	A3	3.875%	08/15/21	760	783,859
Verizon Communications, Inc., Sr. Unsec’d. Notes(h)	A3	4.600%	04/01/21	1,100	1,192,418

					1,976,277

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Tobacco — 0.7%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	$735	$977,114

TOTAL CORPORATE BONDS (cost $29,991,231)						30,771,164

NON-CORPORATE FOREIGN AGENCIES — 1.1%
DNB Boligkreditt AS (Norway), Covered Bonds, 144A	Aaa	1.450%		03/21/18	965	936,918
Stadshypotek AB (Sweden), Covered Bonds, 144A(a)	Aaa	1.250%		05/23/18	720	691,704

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,679,075)						1,628,622

SOVEREIGNS — 6.4%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%		03/21/16	700	696,380
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	NR	2.875%		09/15/14	900	923,850
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%		02/14/17	1,900	1,890,690
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.375%		04/25/16	200	197,840
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A(a)	Aaa	0.625%		05/22/15	610	611,963
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	Aaa	0.625%		05/22/15	600	601,680
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	1.125%		05/02/17	500	499,800
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%		03/17/16	610	634,705
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%		05/18/15	1,200	1,198,526
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A.	Aaa	1.125%		05/23/18	892	860,780
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%		09/12/15	610	605,181
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	Baa3	4.000%		03/06/18	500	492,150

TOTAL SOVEREIGNS (cost $9,318,335)						9,213,545

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
Federal Home Loan Mortgage Corp., Notes(a)		1.375%		05/01/20	1,010	957,032
Federal Home Loan Mortgage Corp., Notes(a)		2.375%		01/13/22	4,615	4,484,751
Federal Home Loan Mortgage Corp., Notes		4.875%		06/13/18	475	547,839
Federal National Mortgage Assoc., Notes(k)		0.875%		05/21/18	1,695	1,638,153
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		3.150%	(s)	03/15/22	765	598,303

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,680,539)						8,226,078

U.S. TREASURY OBLIGATIONS — 14.9%
U.S. Treasury Bonds		2.750%		11/15/42	1,840	1,586,427
U.S. Treasury Inflationary Indexed Bonds, TIPS		0.125%		04/15/18	3,078	3,157,849
U.S. Treasury Inflationary Indexed Bonds, TIPS		0.125%		01/15/23	212	205,147
U.S. Treasury Notes		1.000%		01/15/14	3,000	3,014,181
U.S. Treasury Notes		1.125%		04/30/20	1,945	1,849,574

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Notes	1.375%		06/30/18	$1,145	$1,144,374
U.S. Treasury Notes(a)	1.375%		05/31/20	485	468,063
U.S. Treasury Notes(a)	1.750%		05/15/23	1,405	1,315,870
U.S. Treasury Strips Coupon	2.620%	(s)	02/15/22	1,815	1,476,793
U.S. Treasury Strips Coupon(a)(h)	3.500%	(s)	05/15/25	7,800	5,484,937
U.S. Treasury Strips Coupon	5.090%	(s)	08/15/33	3,230	1,583,071

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,162,604)					21,286,286

TOTAL LONG-TERM INVESTMENTS (cost $128,083,822)					128,715,579

SHORT-TERM INVESTMENTS — 22.2%				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $31,805,874; includes $13,918,242 of cash collateral received for securities on loan)(Note 4)(b)(w)				31,805,874	31,805,874

OPTION PURCHASED*			Counterparty	Notional Amount (000)#
Call Option
Interest Rate Swap Options, Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/16/13 (cost $48,492)			Deutsche Bank	$5,705	762

TOTAL SHORT-TERM INVESTMENTS (cost $31,854,366)					31,806,636

TOTAL INVESTMENTS — 112.1% (cost $159,938,188)					160,522,215
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (12.1)%					(17,330,530)

NET ASSETS — 100.0%					$143,191,685

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,533,191; cash collateral of $13,918,242 (included with liabilities) was received with which the Portfolio purchased highly liquid short- term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s Rating.

(f)	Indicates a restricted security; the aggregate original cost of such security is $308,080. The aggregate value of $319,322 is approximately 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
100	90 Day Euro Dollar	Sep. 2013	$24,923,951	$24,921,250	$(2,701)
186	5 Year U.S. Treasury Notes	Sep. 2013	22,529,007	22,514,719	(14,288)
5	U.S. Long Bond	Sep. 2013	695,007	679,219	(15,788)

					(32,777)

Short Positions:
7	2 Year U.S. Treasury Notes	Sep. 2013	1,539,006	1,540,000	(994)
60	10 Year U.S. Treasury Notes	Sep. 2013	7,718,183	7,593,750	124,433
3	U.S. Ultra Bond	Sep. 2013	458,855	441,938	16,917

					140,356

					$107,579

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$21,500	09/01/13	0.498%	3-month LIBOR(2)	$(39,195)	$—	$(39,195)	Citibank N.A.
7,240	09/01/13	0.502%	3-month LIBOR(2)	(13,309)	—	(13,309)	Barclays Bank PLC
5,000	09/12/14	0.656%	3-month LIBOR(2)	(25,630)	—	(25,630)	Barclays Bank PLC
5,800	09/19/14	0.669%	3-month LIBOR(2)	(30,694)	—	(30,694)	JPMorgan Chase Bank
16,470	10/28/14	0.809%	3-month LIBOR(2)	(105,234)	—	(105,234)	Barclays Bank PLC
6,240	10/28/14	0.816%	3-month LIBOR(2)	(40,517)	—	(40,517)	Barclays Bank PLC
390	12/04/14	0.371%	3-month LIBOR(2)	199	—	199	Morgan Stanley Capital Services
2,820	09/28/15	0.918%	3-month LIBOR(2)	(28,926)	—	(28,926)	Barclays Bank PLC
5,710	10/04/15	0.445%	3-month LIBOR(2)	13,766	—	13,766	Bank of Nova Scotia
10,090	12/04/15	0.444%	3-month LIBOR(2)	41,103	—	41,103	Morgan Stanley Capital Services
14,420	06/07/16	0.654%	3-month LIBOR(1)	(51,682)	—	(51,682)	JPMorgan Chase Bank
4,000	08/22/16	1.168%	3-month LIBOR(2)	(53,618)	—	(53,618)	Morgan Stanley Capital Services
12,795	08/31/16	0.934%	3-month LIBOR(1)	62,940	—	62,940	Credit Suisse International
7,115	08/31/16	0.978%	3-month LIBOR(2)	(45,977)	—	(45,977)	JPMorgan Chase Bank
7,115	08/31/16	0.975%	3-month LIBOR(2)	(45,111)	—	(45,111)	JPMorgan Chase Bank
32,400	09/12/16	1.154%	3-month LIBOR(2)	(387,790)	—	(387,790)	Barclays Bank PLC
7,910	09/28/16	1.238%	3-month LIBOR(2)	(111,856)	—	(111,856)	Barclays Bank PLC
6,595	11/30/16	0.945%	3-month LIBOR(2)	270	—	270	Citibank N.A.
9,100	01/27/17	1.138%	3-month LIBOR(2)	(76,474)	—	(76,474)	Bank of Nova Scotia
5,915	02/13/17	1.128%	3-month LIBOR(2)	(41,208)	—	(41,208)	Bank of Nova Scotia
10,075	02/28/17	0.680%	3-month LIBOR(1)	(117,152)	—	(117,152)	Citibank N.A.
3,720	03/06/17	1.122%	3-month LIBOR(2)	(20,682)	—	(20,682)	Barclays Bank PLC
5,000	05/25/17	1.090%	3-month LIBOR(1)	(6,595)	—	(6,595)	Bank of Nova Scotia
5,000	08/17/17	0.978%	3-month LIBOR(1)	(35,118)	—	(35,118)	Bank of Nova Scotia

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$12,000	08/20/17	1.010%	3-month LIBOR(1)	$(70,245)	$—	$(70,245)	Bank of Nova Scotia
3,100	08/28/17	0.872%	3-month LIBOR(1)	(38,577)	—	(38,577)	Bank of Nova Scotia
4,495	08/31/17	0.751%	3-month LIBOR(2)	90,867	—	90,867	Bank of Nova Scotia
34,400	09/10/17	0.845%	3-month LIBOR(2)	500,889	—	500,889	Morgan Stanley Capital Services
9,100	09/25/17	0.820%	3-month LIBOR(2)	151,825	—	151,825	Bank of Nova Scotia
75,000	09/27/17	0.802%	3-month LIBOR(1)	(1,314,714)	—	(1,314,714)	Citibank N.A.
9,535	10/15/17	0.790%	3-month LIBOR(1)	(191,604)	—	(191,604)	Morgan Stanley Capital Services
4,000	10/22/17	0.882%	3-month LIBOR(2)	66,000	—	66,000	Bank of Nova Scotia
4,400	10/26/17	0.861%	3-month LIBOR(1)	(77,763)	—	(77,763)	Credit Suisse International
7,000	11/15/17	0.762%	3-month LIBOR(2)	164,660	—	164,660	Morgan Stanley Capital Services
1,135	12/04/17	0.755%	3-month LIBOR(2)	28,549	—	28,549	Morgan Stanley Capital Services
11,900	12/05/17	0.758%	3-month LIBOR(1)	(299,018)	—	(299,018)	Morgan Stanley Capital Services
2,580	12/05/17	0.758%	3-month LIBOR(1)	(64,829)	—	(64,829)	Morgan Stanley Capital Services
4,500	01/07/18	0.882%	3-month LIBOR(2)	82,538	—	82,538	Morgan Stanley Capital Services
3,200	01/22/18	0.908%	3-month LIBOR(2)	58,204	—	58,204	Morgan Stanley Capital Services
1,200	03/15/18	0.885%	3-month LIBOR(2)	27,799	—	27,799	Bank of Nova Scotia
1,200	03/18/18	1.048%	3-month LIBOR(1)	(18,557)	—	(18,557)	Bank of Nova Scotia
6,290	05/15/18	2.318%	3-month LIBOR(1)	260,008	—	260,008	JPMorgan Chase Bank
892	05/17/18	0.989%	3-month LIBOR(2)	21,122	—	21,122	Credit Suisse International
24,300	06/03/18	1.187%	3-month LIBOR(1)	(374,401)	—	(374,401)	Barclays Bank PLC
9,750	07/27/18	2.464%	3-month LIBOR(2)	(528,063)	—	(528,063)	Bank of America N.A.
3,270	07/27/18	2.472%	3-month LIBOR(2)	(178,639)	—	(178,639)	Bank of America N.A.
30,600	08/18/18	1.782%	3-month LIBOR(2)	(479,558)	—	(479,558)	Citibank N.A.
9,600	09/06/18	1.704%	3-month LIBOR(2)	(96,021)	—	(96,021)	UBS AG
2,500	10/11/18	1.770%	3-month LIBOR(1)	24,959	—	24,959	JPMorgan Chase Bank
12,840	11/08/18	1.738%	3-month LIBOR(2)	(75,140)	—	(75,140)	Citibank N.A.
4,140	01/04/19	1.662%	3-month LIBOR(2)	(19,454)	—	(19,454)	Barclays Bank PLC
5,300	03/02/19	1.542%	3-month LIBOR(2)	38,791	—	38,791	Barclays Bank PLC
2,640	03/13/19	1.616%	3-month LIBOR(2)	10,183	—	10,183	Barclays Bank PLC
3,400	07/31/19	1.176%	3-month LIBOR(2)	125,673	—	125,673	Bank of Nova Scotia
3,800	08/01/19	1.229%	3-month LIBOR(2)	128,369	—	128,369	Bank of Nova Scotia
10,850	08/06/19	1.211%	3-month LIBOR(2)	383,411	—	383,411	Bank of Nova Scotia
4,750	08/08/19	1.271%	3-month LIBOR(2)	150,743	—	150,743	Credit Suisse International
9,850	10/02/19	1.188%	3-month LIBOR(2)	417,640	—	417,640	Bank of Nova Scotia
700	10/02/19	1.291%	3-month LIBOR(1)	(25,160)	—	(25,160)	Barclays Bank PLC
2,300	10/09/19	1.221%	3-month LIBOR(2)	94,095	—	94,095	Morgan Stanley Capital Services
4,400	10/11/19	1.220%	3-month LIBOR(2)	181,135	—	181,135	Bank of Nova Scotia
4,800	10/19/19	1.264%	3-month LIBOR(2)	188,492	—	188,492	Barclays Bank PLC
2,600	10/29/19	1.376%	3-month LIBOR(2)	85,844	—	85,844	Barclays Bank PLC
9,100	10/30/19	1.311%	3-month LIBOR(2)	338,050	—	338,050	Barclays Bank PLC
3,480	11/15/19	1.443%	3-month LIBOR(1)	(105,764)	—	(105,764)	Morgan Stanley Capital Services
1,800	11/28/19	1.208%	3-month LIBOR(2)	83,224	—	83,224	Barclays Bank PLC
1,000	12/03/19	1.179%	3-month LIBOR(2)	48,431	—	48,431	Bank of Nova Scotia
5,600	12/11/19	1.135%	3-month LIBOR(2)	290,395	—	290,395	Barclays Bank PLC
3,500	12/12/19	1.152%	3-month LIBOR(2)	177,975	—	177,975	Bank of Nova Scotia
5,215	02/15/20	1.355%	3-month LIBOR(1)	(223,151)	—	(223,151)	Morgan Stanley Capital Services
3,480	02/15/20	1.505%	3-month LIBOR(2)	115,873	—	115,873	Morgan Stanley Capital Services
3,200	02/15/20	1.546%	3-month LIBOR(2)	81,313	—	81,313	Barclays Bank PLC
5,200	03/06/20	1.381%	3-month LIBOR(2)	198,062	—	198,062	Barclays Bank PLC
2,000	03/22/20	1.483%	3-month LIBOR(2)	65,432	—	65,432	Barclays Bank PLC
5,600	03/27/20	1.512%	3-month LIBOR(2)	174,519	—	174,519	Barclays Bank PLC
2,300	04/16/20	1.359%	3-month LIBOR(2)	101,070	—	101,070	JPMorgan Chase Bank
855	10/01/20	2.522%	3-month LIBOR(2)	(24,696)	—	(24,696)	UBS AG
88,555	08/09/21	2.579%	3-month LIBOR(1)	2,336,309	—	2,336,309	Morgan Stanley Capital Services
10,650	08/17/21	2.435%	3-month LIBOR(2)	(150,971)	—	(150,971)	Morgan Stanley Capital Services
40,300	08/18/21	2.355%	3-month LIBOR(1)	310,802	—	310,802	Citibank N.A.
13,900	08/24/21	2.252%	3-month LIBOR(1)	(13,988)	—	(13,988)	Bank of America N.A.
10,850	08/25/21	2.282%	3-month LIBOR(1)	13,980	—	13,980	Morgan Stanley Capital Services

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$7,905	08/25/21	2.222%	3-month LIBOR(2)	$28,021	$—	$28,021	Bank of America N.A.
2,150	09/06/21	2.248%	3-month LIBOR(1)	(5,549)	—	(5,549)	Barclays Bank PLC
555	09/06/21	2.222%	3-month LIBOR(1)	(2,563)	—	(2,563)	UBS AG
2,100	09/13/21	2.171%	3-month LIBOR(2)	19,460	—	19,460	Bank of America N.A.
28,785	09/27/21	1.932%	3-month LIBOR(1)	(849,268)	—	(849,268)	Citibank N.A.
8,805	10/06/21	1.965%	3-month LIBOR(1)	(250,967)	—	(250,967)	JPMorgan Chase Bank
12,000	10/13/21	2.340%	3-month LIBOR(1)	6,802	—	6,802	UBS AG
4,120	10/14/21	2.405%	3-month LIBOR(1)	23,055	—	23,055	UBS AG
7,875	11/29/21	2.129%	3-month LIBOR(1)	(162,510)	—	(162,510)	JPMorgan Chase Bank
18,245	11/30/21	2.229%	3-month LIBOR(1)	(233,751)	—	(233,751)	JPMorgan Chase Bank
22,850	12/31/21	4.001%	3-month LIBOR(2)	(5,369,507)	—	(5,369,507)	Morgan Stanley Capital Services
1,500	12/31/21	4.053%	3-month LIBOR(2)	(363,792)	—	(363,792)	Morgan Stanley Capital Services
950	12/31/21	2.865%	3-month LIBOR(1)	100,717	—	100,717	Bank of America N.A.
11,000	05/23/22	1.862%	3-month LIBOR(2)	552,046	—	552,046	Morgan Stanley Capital Services
3,300	10/25/22	1.801%	3-month LIBOR(1)	(206,111)	—	(206,111)	Credit Suisse International
10,200	11/15/22	1.639%	3-month LIBOR(2)	801,535	—	801,535	Barclays Bank PLC
4,000	12/04/22	1.664%	3-month LIBOR(2)	313,361	—	313,361	Morgan Stanley Capital Services
700	02/19/23	2.072%	3-month LIBOR(1)	(28,575)	—	(28,575)	Bank of Nova Scotia
50,345	06/05/23	2.303%	3-month LIBOR(1)	(1,557,050)	—	(1,557,050)	Citibank N.A.
45,400	06/05/23	2.343%	3-month LIBOR(2)	1,239,375	—	1,239,375	Barclays Bank PLC
1,920	10/03/26	2.570%	3-month LIBOR(1)	(89,536)	—	(89,536)	Barclays Bank PLC
705	10/05/26	2.410%	3-month LIBOR(1)	(45,987)	—	(45,987)	Barclays Bank PLC
670	10/06/26	2.312%	3-month LIBOR(1)	(51,346)	—	(51,346)	JPMorgan Chase Bank
6,880	02/06/27	2.382%	3-month LIBOR(2)	474,082	—	474,082	Bank of Nova Scotia
5,970	03/30/27	2.674%	3-month LIBOR(2)	236,529	—	236,529	Bank of Nova Scotia
1,570	08/24/41	3.074%	3-month LIBOR(2)	83,020	—	83,020	Citibank N.A.
1,570	08/24/41	3.065%	3-month LIBOR(2)	85,622	—	85,622	Citibank N.A.
1,590	09/06/41	3.110%	3-month LIBOR(2)	74,669	—	74,669	UBS AG
1,590	09/06/41	3.028%	3-month LIBOR(2)	99,489	—	99,489	UBS AG
1,560	09/08/41	2.954%	3-month LIBOR(1)	(119,600)	—	(119,600)	Barclays Bank PLC
1,200	09/09/41	3.019%	3-month LIBOR(1)	(77,178)	—	(77,178)	Barclays Bank PLC
1,720	10/11/41	2.719%	3-month LIBOR(2)	213,822	—	213,822	JPMorgan Chase Bank
1,750	10/17/41	2.905%	3-month LIBOR(1)	(157,033)	—	(157,033)	Barclays Bank PLC
1,700	12/12/41	2.685%	3-month LIBOR(1)	(230,290)	—	(230,290)	Citibank N.A.
1,610	12/20/41	2.614%	3-month LIBOR(2)	240,520	—	240,520	Citibank N.A.
975	12/20/41	2.615%	3-month LIBOR(1)	(145,428)	—	(145,428)	Barclays Bank PLC
1,380	02/09/42	2.840%	3-month LIBOR(1)	(134,718)	—	(134,718)	Barclays Bank PLC

				$(3,400,206)	$—	$(3,400,206)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
$3,630	11/30/17	1.457%	3-month LIBOR(2)	$—	$(6,337)	$(6,337)
3,625	11/30/17	1.417%	3-month LIBOR(2)	—	(448)	(448)
3,595	11/30/17	1.418%	3-month LIBOR(2)	—	(596)	(596)
2,000	06/12/20	1.818%	3-month LIBOR(1)	—	(39,043)	(39,043)
1,800	06/13/20	1.922%	3-month LIBOR(1)	—	(22,791)	(22,791)
3,400	06/17/20	1.836%	3-month LIBOR(1)	—	(63,669)	(63,669)
2,700	06/26/20	2.335%	3-month LIBOR(1)	—	37,453	37,453
5,400	06/27/20	2.200%	3-month LIBOR(1)	—	25,129	25,129
7,700	06/24/23	2.622%	3-month LIBOR(1)	—	(42,640)	(42,640)
6,400	06/25/23	2.609%	3-month LIBOR(1)	—	(41,459)	(41,459)

				$—	$(154,401)	$(154,401)

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$19,506,980	$—
Commercial Mortgage-Backed Securities	—	38,082,904	—
Corporate Bonds	—	30,771,164	—
Non-Corporate Foreign Agencies	—	1,628,622	—
Sovereigns	—	9,213,545	—
U.S. Government Agency Obligations	—	8,226,078	—
U.S. Treasury Obligations	—	21,286,286	—
Option Purchased	—	762	—
Affiliated Money Market Mutual Fund	31,805,874	—	—
Other Financial Instruments*
Futures Contracts	107,579	—	—
Interest Rate Swaps	(154,401)	(3,400,206)	—

Total	$31,759,052	$125,316,135	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Commercial Mortgage-Backed Securities	26.6%
Affiliated Money Market Mutual Fund (including 9.7% of collateral received for securities on loan)	22.2
U.S. Treasury Obligations	14.9
Asset-Backed Securities	13.6
Sovereigns	6.4
U.S. Government Agency Obligations	5.8
Banking	5.1
Capital Goods	1.7
Foods	1.6
Healthcare & Pharmaceutical	1.4
Pipelines & Other	1.4
Telecommunications	1.4
Insurance	1.3
Non-Corporate Foreign Agencies	1.1
Media & Entertainment	1.1

Energy – Integrated	1.0%
Cable	0.9
Retailers	0.7
Tobacco	0.7
Healthcare Insurance	0.6
Non-Captive Finance	0.6
Chemicals	0.5
Metals	0.4
Railroads	0.4
Energy – Other	0.4
Electric	0.3

112.1
Liabilities in excess of other assets	(12.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$203,932	*	Due to broker — variation margin	$250,754	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	12,327,634		Unrealized depreciation on over-the-counter swap agreements	15,727,840
Interest rate contracts	Unaffiliated investments	762		—	—

Total		$12,532,328			$15,978,594

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$36,187	$(7,193)	$(328,881)	$41,350,915	$41,051,028

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Swaps	Total
Interest rate contracts	$(47,730)	$(75,938)	$(48,228,491)	$(48,352,159)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Long Position(3)	Futures Short Position(3)	Interest Rate Swaps(4)
$53,816	$6,518	$42,955,950	$31,298,696	$1,470,500,667

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BOND PORTFOLIO 2021 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$13,533,191	$—	$—	$13,533,191
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	12,328,396	(762)	—	12,327,634

				25,860,825

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(130,460)	—	—	(130,460)
Over-the-counter derivatives	(15,727,840)	—	—	(15,727,840)

				(15,858,300)

Collateral Amount Pledged/(Received):
Securities on loan	(13,533,191)
Exchange-traded and cleared derivatives	130,460
Over-the-counter derivatives	3,400,206

Net Amount	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BOND PORTFOLIO 2021 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $13,533,191:
Unaffiliated investments (cost $128,132,314)	$128,716,341
Affiliated investments (cost $31,805,874)	31,805,874
Cash	115,269
Unrealized appreciation on over-the-counter swap agreements	12,327,634
Receivable for investments sold	1,428,710
Dividends and interest receivable	656,643
Prepaid expenses	473

Total Assets	175,050,944

LIABILITIES:
Unrealized depreciation on over-the-counter swap agreements	15,727,840
Payable to broker for collateral for securities on loan	13,918,242
Payable for investments purchased	1,462,509
Payable for fund share repurchased	452,563
Due to broker-variation margin	130,460
Accrued expenses and other liabilities	82,262
Advisory fees payable	76,999
Distribution fee payable	7,967
Affiliated transfer agent fee payable	417

Total Liabilities	31,859,259

NET ASSETS	$143,191,685

Net assets were comprised of:
Paid-in capital	$58,521,255
Retained earnings	84,670,430

Net assets, June 30, 2013	$143,191,685

Net asset value and redemption price per share, $143,191,685 / 10,890,495 outstanding shares of beneficial interest	$13.15

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$2,700,544
Affiliated income from securities lending, net	15,402
Affiliated dividend income	10,721

2,726,667

EXPENSES
Advisory fees	993,957
Distribution fee	102,474
Shareholder servicing fees and expenses	55,813
Custodian and accounting fees	40,000
Audit fee	21,000
Loan interest expense (Note 7)	10,175
Trustees’ fees	7,000
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Insurance expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	3,998

Total expenses	1,253,417
Less: shareholder servicing fee waiver	(2,122)
Less: distribution fee waiver	(1,899)

Net expenses	1,249,396

NET INVESTMENT INCOME	1,477,271

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	11,179,763
Futures transactions	(328,881)
Swap agreement transactions	41,350,915
Options written transactions	(7,193)

52,194,604

Net change in unrealized appreciation (depreciation) on:
Investments	(18,535,954)
Futures	(75,938)
Swap agreements	(48,228,491)

(66,840,383)

NET LOSS ON INVESTMENTS	(14,645,779)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,168,508)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,477,271	$4,268,470
Net realized gain on investment transactions	52,194,604	29,567,457
Net change in unrealized appreciation (depreciation) on investments	(66,840,383)	(1,308,692)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,168,508)	32,527,235

DISTRIBUTIONS	—	(12,704,602)

FUND SHARE TRANSACTIONS:
Fund share sold [2,720,342 and 5,427,475 shares, respectively]	36,292,647	73,494,281
Fund share issued in reinvestment of distributions [0 and 931,422 shares, respectively]	—	12,704,602
Fund share repurchased [19,066,327 and 27,595,245 shares, respectively]	(261,133,516)	(377,543,879)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(224,840,869)	(291,344,996)

TOTAL DECREASE IN NET ASSETS	(238,009,377)	(271,522,363)
NET ASSETS:
Beginning of period	381,201,062	652,723,425

End of period	$143,191,685	$381,201,062

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 88.2% ASSET-BACKED SECURITIES — 13.3%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/22/14	$1,046	$1,045,061
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	176	176,517
BA Credit Card Trust, Series 2006-A11, Class A11	Aaa	0.223%	(c)	04/15/16	100	99,920
Bank One Issuance Trust, Series 2004-A3, Class A3	Aaa	0.363%	(c)	02/15/17	100	99,868
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	41	41,473
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	100	116,162
Discover Card Master Trust, Series 2012-A3, Class A3	Aaa	0.860%		11/15/17	2,300	2,304,474
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.393%	(c)	01/16/18	800	798,349
Ford Credit Auto Lease Trust, Series 2012-A, Class A2	Aaa	0.630%		04/15/14	124	123,883
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	700	717,700
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	AAA(d)	0.720%		12/15/16	500	500,502
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.573%	(c)	01/15/18	1,600	1,599,179
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.632%	(c)	10/20/17	1,800	1,787,067
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.599%	(c)	04/20/18	2,000	1,990,972
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	2,168	2,166,731
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	1,340	1,340,551
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	112	112,159
Harley-Davidson Motorcycle Trust, Series 2011-2, Class A2	Aaa	0.710%		05/15/15	93	93,067
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16	550	550,626
Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2	AAA(d)	0.660%		04/15/14	162	161,631
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.493%	(c)	02/15/18	2,250	2,238,077
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	333	333,216
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%		01/15/15	847	846,338

TOTAL ASSET-BACKED SECURITIES (cost $19,279,793)						19,243,523

COMMERCIAL MORTGAGE-BACKED SECURITIES — 29.1%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aa3	4.668%		07/10/43	1,500	1,588,299
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4	AAA(d)	5.611%	(c)	03/11/39	100	109,053
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	750	779,865

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	$2,300	$2,280,144
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.392%	(c)	07/15/44	3,812	4,094,835
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%		10/15/48	2,000	2,207,782
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%		03/10/46	2,200	2,203,161
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland), Series 2005-C1, Class A4	Aaa	5.014%	(c)	02/15/38	2,742	2,859,372
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2	AA+(d)	3.974%	(c)	01/25/21	3,400	3,621,092
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%		01/25/23	2,000	1,891,822
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	549	565,152
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.553%	(c)	04/10/38	400	435,688
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	610	675,573
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.367%	(c)	12/15/44	2,200	2,374,110
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	1,019	1,044,643
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%		12/15/47	1,800	1,745,887
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.872%	(c)	05/12/39	160	176,637
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	(c)	08/12/43	700	776,040
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.664%	(c)	02/12/39	50	54,597
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	2,745	2,742,131
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%		01/10/45	2,280	2,362,057
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	Aaa	5.558%	(c)	03/15/45	100	109,264
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%	(c)	06/15/45	800	890,415
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	660	729,034
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	6.122%	(c)	02/15/51	1,510	1,679,771
Wachovia Bank Commercial Mortgage Trust, Series 2055-C22, Class A4	Aaa	5.465%	(c)	12/15/44	2,680	2,900,307
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%		12/15/45	1,280	1,258,967

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $43,120,475)						42,155,698

CORPORATE BONDS — 22.6%
Aerospace & Defense — 0.2%
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%		01/15/23	235	219,393

Automotive — 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%		01/16/18	560	539,194

Banking — 4.6%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	230	212,363

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	$615	$682,678
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	150	168,143
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	200	210,944
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	375	390,686
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	125	157,503
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18	1,815	1,756,702
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	450	481,455
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	275	303,329
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.000%	03/30/22	250	255,956
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22	250	269,834
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22	405	384,508
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	200	208,349
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%	04/23/19	125	145,212
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	675	732,680
Wells Fargo & Co., Sub. Notes, MTN	A3	3.450%	02/13/23	325	310,386

					6,670,728

Cable — 0.8%
Comcast Corp., Gtd. Notes	A3	3.125%	07/15/22	450	438,447
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.800%	03/15/22	420	403,448
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19	305	296,843

					1,138,738

Capital Goods — 1.1%
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	4.250%	03/01/21	100	109,368
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	65	64,351
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(h)	A2	3.900%	07/12/21	200	211,753
United Technologies Corp., Sr. Unsec’d. Notes(h)	A2	3.100%	06/01/22	1,065	1,052,038
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	40	41,310
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	140	148,642

					1,627,462

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	150	141,017
CF Industries, Inc., Gtd. Notes	Baa2	7.125%	05/01/20	600	717,820
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	550	511,528
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%	12/08/21	175	184,751
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	2.800%	02/15/23	655	624,109
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	175	189,027

					2,368,252

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	125	134,032

Energy – Integrated — 1.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.375%	05/10/18	400	385,557

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Integrated (continued)
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	$70	$73,162
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	130	136,595
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	300	291,140
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	105	113,913
Chevron Corp., Sr. Unsec’d. Notes(h)	Aa1	2.355%	12/05/22	420	394,985
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	950	1,107,462

					2,502,814

Energy – Other — 1.7%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	1,000	996,352
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	2.600%	12/01/22	1,045	979,887
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	245	252,966
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	150	157,222

					2,386,427

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.375%	01/15/20	100	115,287
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	125	158,104
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	104	117,309
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	96	107,679
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22	245	249,333

					747,712

Healthcare & Pharmaceutical — 1.8%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	2.000%	11/06/18	1,150	1,115,070
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	100	104,860
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	4.400%	12/01/21	385	413,426
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	2.850%	05/08/22	360	345,552
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	2.800%	03/18/23	315	299,770
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21	55	53,941
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22	215	200,444

					2,533,063

Healthcare Insurance — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	2.750%	11/15/22	575	529,568
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	4.125%	06/01/21	125	130,107
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	125	136,889
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.300%	01/15/23	235	223,709

					1,020,273

Insurance — 1.8%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/01/22	455	484,995
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	140	157,417
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.200%	03/15/22	320	325,160
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	350	381,435
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	125	157,010
Principal Financial Group, Inc., Gtd. Notes	A3	3.125%	05/15/23	525	494,883
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	185	179,715

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	A1	2.875%	12/06/22	$175	$162,609
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	4.625%	03/15/22	245	252,361

					2,595,585

Media & Entertainment — 1.1%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	200	209,949
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21	200	215,739
Time Warner, Inc., Gtd. Notes	Baa2	4.000%	01/15/22	30	30,591
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	50	54,514
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	3.125%	06/15/22	465	438,047
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN(h)	A2	2.350%	12/01/22	645	595,853

					1,544,693

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%	09/07/22	55	51,971
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	4.625%	01/07/21	45	48,078
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(h)	A1	3.100%	01/09/23	250	236,166
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	60	63,646
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	75	87,070
General Electric Capital Corp., Sub. Notes(h)	A2	5.300%	02/11/21	250	274,243

					761,174

Paper — 0.2%
International Paper Co., Sr. Unsec’d. Notes	Baa3	4.750%	02/15/22	290	305,164

Pipelines & Other — 1.3%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500%	09/01/23	875	820,011
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	175	172,633
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	600	630,600
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000%	11/15/21	60	58,834
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	150	151,197

					1,833,275

Railroads — 0.3%
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%	01/15/22	200	208,959
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	150	177,552

					386,511

Real Estate Investment Trusts — 0.1%
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	65	66,914
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	65	76,368

					143,282

Retailers — 1.1%
Costco Wholesale Corp., Sr. Unsec’d. Notes(h)	A1	1.125%	12/15/17	1,595	1,551,651
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	Aa2	4.250%	04/15/21	100	109,064

					1,660,715

Technology — 0.5%
Apple, Inc., Sr. Unsec’d. Notes(h)	Aa1	2.400%	05/03/23	855	792,982

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%		09/08/16	$210	$212,774
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%		08/15/21	305	314,575
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%		04/01/21	200	216,803

						744,152

Tobacco
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	50	66,470

TOTAL CORPORATE BONDS (cost $33,292,807)						32,722,091

NON-CORPORATE FOREIGN AGENCIES — 3.8%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	Aa1	2.375%		03/31/16	370	382,876
DNB Boligkreditt AS (Norway), Covered Notes, 144A	Aaa	1.450%		03/21/18	1,185	1,150,516
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%		05/23/18	1,118	1,078,870
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%		08/25/21	1,710	1,683,324
Stadshypotek AB (Sweden), Covered Bonds, 144A	Aaa	1.250%		05/23/18	900	864,630
Statoil ASA (Norway), Gtd. Notes	Aa2	2.450%		01/17/23	440	407,608

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $5,702,710)						5,567,824

SOVEREIGNS — 4.6%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%		03/21/16	850	845,605
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	NR	2.875%		09/15/14	1,100	1,129,150
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%		02/14/17	100	99,509
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.375%		04/25/16	200	197,840
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%		05/22/15	720	722,317
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	1.125%		05/02/17	500	499,800
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%		03/17/16	680	707,540
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%		05/18/15	1,210	1,208,514
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%		09/12/15	710	704,391
Spain Government International Bond (Spain), Notes, MTN, 144A	Baa3	4.000%		03/06/18	500	492,150

TOTAL SOVEREIGNS (cost $6,662,575)						6,606,816

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.0%
Federal Farm Credit Bank		1.625%		11/19/14	500	509,052
Federal National Mortgage Association		0.875%		05/21/18	3,595	3,474,431
Federal National Mortgage Association		2.750%		03/13/14	500	508,878
Financing Corp. FICO Strips Principal, Series D-P		2.230%	(s)	09/26/19	1,500	1,307,080
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		3.150%	(s)	03/15/22	170	132,956

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	5.500%		09/18/23-12/04/23	$400	$483,117
Resolution Funding Corp. Interest Strip	2.570%	(s)	10/15/21	4,570	3,757,431
Resolution Funding Corp. Interest Strip	3.050%	(s)	01/15/22	1,700	1,344,880

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $11,308,657)					11,517,825

U.S. TREASURY OBLIGATIONS — 6.8%
U.S. Treasury Bonds(k)	2.750%		11/15/42	1,715	1,478,652
U.S. Treasury Notes	0.750%		10/31/17	3,500	3,434,102
U.S. Treasury Notes	1.375%		06/30/18	480	479,737
U.S. Treasury Notes	1.750%		05/15/23	1,330	1,245,627
U.S. Treasury Notes	4.500%		11/15/15	480	525,488
U.S. Treasury Strips Coupon	2.620%	(n)	02/15/22	1,935	1,574,432
U.S. Treasury Strips Coupon	3.880%	(n)	11/15/26	385	252,286
U.S. Treasury Strips Principal	0.500%	(n)	11/15/15	700	691,642
U.S.Treasury Inflation Indexed Bonds	0.125%		01/15/23	227	219,800

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,090,289)					9,901,766

TOTAL LONG-TERM INVESTMENTS (cost $129,457,306)					127,715,543

				Shares
SHORT-TERM INVESTMENTS — 9.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 9.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $13,445,471)(Note 4)(w)				13,445,471	13,445,471

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options, Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR,expiring 08/16/13 (cost $60,818)			Deutsche Bank	$7,155	956

TOTAL SHORT-TERM INVESTMENTS (cost $13,506,289)					13,446,427

TOTAL INVESTMENTS — 97.5% (cost $142,963,595)					141,161,970
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 2.5%					3,644,222

NET ASSETS — 100.0%					$144,806,192

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Association
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s Rating.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects the effective yield at June 30, 2013.

(s)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
155	90 Day Euro Dollar	Sep. 2013	$38,630,187	$38,627,938	$(2,249)
22	2 Year U.S. Treasury Notes	Sep. 2013	4,843,937	4,840,000	(3,937)
569	5 Year U.S. Treasury Notes	Sep. 2013	69,477,202	68,875,672	(601,530)

					(607,716)

Short Positions:
29	10 Year U.S. Treasury Notes	Sep. 2013	3,709,616	3,670,312	39,304
118	U.S. Long Bond	Sep. 2013	16,553,181	16,029,562	523,619
18	U.S. Ultra Bond	Sep. 2013	2,753,131	2,651,625	101,506

					664,429

					$56,713

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$1,665	09/01/13	0.500%	3 month LIBOR(2)	$(3,061)	$—	$(3,061)	Barclays Bank PLC
10,415	10/30/13	0.560%	3 month LIBOR(2)	(13,605)	—	(13,605)	Morgan Stanley Capital Services
7,650	05/28/14	0.580%	3 month LIBOR(2)	(18,090)	—	(18,090)	Barclays Bank PLC
10,600	08/15/14	0.620%	3 month LIBOR(2)	(49,844)	—	(49,844)	Barclays Bank PLC
7,855	08/27/14	0.630%	3 month LIBOR(2)	(37,678)	—	(37,678)	Barclays Bank PLC
7,855	08/28/14	0.630%	3 month LIBOR(2)	(37,574)	—	(37,574)	Barclays Bank PLC
1,400	09/19/14	0.670%	3 month LIBOR(2)	(7,409)	—	(7,409)	JPMorgan Chase Bank
1,970	09/27/14	0.650%	3 month LIBOR(2)	(9,792)	—	(9,792)	Citibank N.A.
5,905	10/28/14	0.810%	3 month LIBOR(2)	(37,730)	—	(37,730)	Barclays Bank PLC
590	12/04/14	0.370%	3 month LIBOR(2)	300	—	300	Morgan Stanley Capital Services
30,000	08/29/15	0.530%	3 month LIBOR(2)	(36,587)	—	(36,587)	Bank of Nova Scotia
4,950	09/28/15	0.490%	3 month LIBOR(1)	(1,845)	—	(1,845)	Credit Suisse International
5,950	10/04/15	0.450%	3 month LIBOR(2)	14,345	—	14,345	Bank of Nova Scotia
900	10/06/15	1.000%	3 month LIBOR(2)	(10,209)	—	(10,209)	Citibank N.A.
1,815	03/22/16	0.540%	3 month LIBOR(2)	6,108	—	6,108	Citibank N.A.
34,965	06/07/16	0.650%	3 month LIBOR(1)	(125,317)	—	(125,317)	JPMorgan Chase Bank
230	08/04/16	1.530%	3 month LIBOR(2)	(6,158)	—	(6,158)	Citibank N.A.
870	08/22/16	1.170%	3 month LIBOR(2)	(11,662)	—	(11,662)	Morgan Stanley Capital Services
17,250	08/31/16	0.980%	3 month LIBOR(2)	(111,469)	—	(111,469)	JPMorgan Chase Bank
17,250	08/31/16	0.970%	3 month LIBOR(2)	(109,370)	—	(109,370)	JPMorgan Chase Bank
4,665	08/31/16	0.930%	3 month LIBOR(1)	22,871	—	22,871	Credit Suisse International
18,640	11/30/16	0.940%	3 month LIBOR(2)	7,628	—	7,628	JPMorgan Chase Bank
18,640	11/30/16	0.940%	3 month LIBOR(2)	7,202	—	7,202	JPMorgan Chase Bank

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$35,200	12/02/16	1.310%	3 month LIBOR(2)	$(439,943)	$—	$(439,943)	Barclays Bank PLC
2,640	12/06/16	1.390%	3 month LIBOR(2)	(39,443)	—	(39,443)	Barclays Bank PLC
1,490	12/30/16	1.330%	3 month LIBOR(1)	17,287	—	17,287	Citibank N.A.
8,375	01/31/17	1.060%	3 month LIBOR(1)	40,661	—	40,661	Bank of Nova Scotia
11,415	02/28/17	0.680%	3 month LIBOR(1)	(132,733)	—	(132,733)	Citibank N.A.
7,500	05/25/17	1.090%	3 month LIBOR(1)	(9,892)	—	(9,892)	Bank of Nova Scotia
5,000	08/17/17	0.980%	3 month LIBOR(1)	(35,118)	—	(35,118)	Bank of Nova Scotia
2,300	08/20/17	1.010%	3 month LIBOR(1)	(13,464)	—	(13,464)	Bank of Nova Scotia
6,300	08/28/17	0.870%	3 month LIBOR(1)	(78,399)	—	(78,399)	Bank of Nova Scotia
5,605	08/31/17	0.750%	3 month LIBOR(2)	113,306	—	113,306	Bank of Nova Scotia
2,325	09/25/17	0.820%	3 month LIBOR(2)	38,791	—	38,791	Bank of Nova Scotia
4,900	10/26/17	0.860%	3 month LIBOR(1)	(86,600)	—	(86,600)	Credit Suisse International
2,700	11/06/17	0.840%	3 month LIBOR(2)	51,998	—	51,998	Citibank N.A.
6,900	11/09/17	0.770%	3 month LIBOR(2)	155,596	—	155,596	Bank of Nova Scotia
5,300	11/19/17	0.770%	3 month LIBOR(2)	124,628	—	124,628	Bank of Nova Scotia
8,700	11/20/17	0.770%	3 month LIBOR(2)	204,598	—	204,598	Bank of Nova Scotia
4,900	11/21/17	0.770%	3 month LIBOR(1)	(115,589)	—	(115,589)	Bank of Nova Scotia
10,745	12/05/17	0.760%	3 month LIBOR(1)	(269,995)	—	(269,995)	Morgan Stanley Capital Services
5,600	12/05/17	0.760%	3 month LIBOR(1)	(140,714)	—	(140,714)	Morgan Stanley Capital Services
3,800	12/28/17	0.890%	3 month LIBOR(1)	(80,127)	—	(80,127)	Barclays Bank PLC
2,450	02/01/18	1.040%	3 month LIBOR(2)	31,268	—	31,268	Bank of Nova Scotia
4,900	03/08/18	0.960%	3 month LIBOR(2)	93,373	—	93,373	Barclays Bank PLC
1,450	03/15/18	0.890%	3 month LIBOR(2)	33,590	—	33,590	Bank of Nova Scotia
1,450	03/18/18	1.050%	3 month LIBOR(1)	(22,422)	—	(22,422)	Bank of Nova Scotia
270	05/15/18	2.320%	3 month LIBOR(1)	11,161	—	11,161	JPMorgan Chase Bank
1,118	05/17/18	0.990%	3 month LIBOR(2)	26,474	—	26,474	Credit Suisse International
72,000	05/31/18	1.220%	3 month LIBOR(1)	(981,951)	—	(981,951)	Barclays Bank PLC
11,250	06/03/18	1.190%	3 month LIBOR(1)	(173,354)	—	(173,354)	Barclays Bank PLC
1,200	08/09/18	2.140%	3 month LIBOR(1)	42,521	—	42,521	Bank of America N.A.
8,750	08/15/18	1.890%	3 month LIBOR(2)	(190,045)	—	(190,045)	Barclays Bank PLC
1,070	08/30/18	1.850%	3 month LIBOR(1)	19,791	—	19,791	Morgan Stanley Capital Services
700	08/31/18	1.890%	3 month LIBOR(2)	(14,582)	—	(14,582)	Barclays Bank PLC
1,800	09/02/18	1.810%	3 month LIBOR(2)	(28,973)	—	(28,973)	Bank of America N.A.
910	09/21/18	1.670%	3 month LIBOR(2)	(6,535)	—	(6,535)	Barclays Bank PLC
1,940	10/21/18	1.910%	3 month LIBOR(2)	(31,905)	—	(31,905)	Barclays Bank PLC
2,795	11/08/18	1.740%	3 month LIBOR(2)	(16,357)	—	(16,357)	Citibank N.A.
4,000	12/08/18	1.800%	3 month LIBOR(2)	(26,942)	—	(26,942)	Barclays Bank PLC
2,720	12/14/18	1.710%	3 month LIBOR(2)	(3,590)	—	(3,590)	Barclays Bank PLC
10,200	01/04/19	1.660%	3 month LIBOR(2)	(47,929)	—	(47,929)	Barclays Bank PLC
1,485	01/12/19	1.700%	3 month LIBOR(2)	(8,959)	—	(8,959)	Citibank N.A.
2,120	01/17/19	1.600%	3 month LIBOR(2)	(153)	—	(153)	Barclays Bank PLC
3,265	02/03/19	1.450%	3 month LIBOR(2)	34,238	—	34,238	Bank of Nova Scotia
5,300	02/21/19	1.640%	3 month LIBOR(2)	3,707	—	3,707	JPMorgan Chase Bank
1,605	02/21/19	1.570%	3 month LIBOR(2)	7,619	—	7,619	Citibank N.A.
2,110	03/05/19	1.640%	3 month LIBOR(2)	3,519	—	3,519	Bank of Nova Scotia
17,330	03/27/19	1.830%	3 month LIBOR(2)	(126,160)	—	(126,160)	Barclays Bank PLC
23,750	03/30/19	1.730%	3 month LIBOR(2)	(18,002)	—	(18,002)	Bank of Nova Scotia
14,350	06/20/19	1.310%	3 month LIBOR(2)	445,681	—	445,681	Bank of Nova Scotia
7,600	07/18/19	1.190%	3 month LIBOR(2)	267,811	—	267,811	Bank of Nova Scotia
7,415	07/23/19	1.220%	3 month LIBOR(2)	248,296	—	248,296	Bank of Nova Scotia
7,300	07/31/19	1.180%	3 month LIBOR(2)	269,827	—	269,827	Bank of Nova Scotia
4,300	08/01/19	1.230%	3 month LIBOR(2)	145,260	—	145,260	Bank of Nova Scotia
16,750	08/06/19	1.210%	3 month LIBOR(2)	591,902	—	591,902	Bank of Nova Scotia
4,000	08/08/19	1.270%	3 month LIBOR(2)	126,942	—	126,942	Credit Suisse International
33,000	08/29/19	1.300%	3 month LIBOR(2)	1,048,856	—	1,048,856	Bank of Nova Scotia
2,950	10/02/19	1.190%	3 month LIBOR(2)	125,080	—	125,080	Bank of Nova Scotia
5,000	10/09/19	1.220%	3 month LIBOR(2)	204,555	—	204,555	Morgan Stanley Capital Services
3,200	10/11/19	1.220%	3 month LIBOR(2)	131,734	—	131,734	Bank of Nova Scotia

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$3,600	10/19/19	1.260%	3 month LIBOR(2)	$141,369	$—	$141,369	Barclays Bank PLC
17,400	10/29/19	1.380%	3 month LIBOR(2)	574,497	—	574,497	Barclays Bank PLC
20,800	10/30/19	1.310%	3 month LIBOR(2)	772,685	—	772,685	Barclays Bank PLC
4,400	10/31/19	1.270%	3 month LIBOR(2)	176,420	—	176,420	Citibank N.A.
4,800	11/02/19	1.250%	3 month LIBOR(1)	(198,059)	—	(198,059)	Citibank N.A.
6,130	11/15/19	1.500%	3 month LIBOR(1)	(163,079)	—	(163,079)	Citibank N.A.
6,130	11/15/19	1.330%	3 month LIBOR(2)	227,993	—	227,993	Citibank N.A.
4,225	11/15/19	1.440%	3 month LIBOR(1)	(128,406)	—	(128,406)	Morgan Stanley Capital Services
3,300	11/28/19	1.210%	3 month LIBOR(2)	152,578	—	152,578	Barclays Bank PLC
3,000	11/29/19	1.200%	3 month LIBOR(1)	(140,341)	—	(140,341)	Morgan Stanley Capital Services
8,100	12/03/19	1.180%	3 month LIBOR(2)	392,293	—	392,293	Bank of Nova Scotia
4,500	12/12/19	1.150%	3 month LIBOR(2)	228,825	—	228,825	Bank of Nova Scotia
6,425	02/15/20	1.350%	3 month LIBOR(1)	(274,927)	—	(274,927)	Morgan Stanley Capital Services
4,225	02/15/20	1.500%	3 month LIBOR(2)	140,679	—	140,679	Morgan Stanley Capital Services
50,000	02/25/20	1.480%	3 month LIBOR(2)	1,523,507	—	1,523,507	Bank of Nova Scotia
4,800	03/06/20	1.380%	3 month LIBOR(2)	182,826	—	182,826	Barclays Bank PLC
44,300	03/21/20	1.460%	3 month LIBOR(2)	1,530,791	—	1,530,791	Morgan Stanley Capital Services
1,100	04/16/20	1.360%	3 month LIBOR(2)	48,338	—	48,338	JPMorgan Chase Bank
5,400	04/18/20	1.350%	3 month LIBOR(2)	243,528	—	243,528	JPMorgan Chase Bank
200	06/08/21	4.640%	3 month LIBOR(1)	11,878	—	11,878	Morgan Stanley Capital Services
500	07/26/21	3.070%	3 month LIBOR(1)	33,362	—	33,362	Morgan Stanley Capital Services
100	07/28/21	3.090%	3 month LIBOR(1)	6,788	—	6,788	Bank of America N.A.
23,595	08/09/21	2.580%	3 month LIBOR(1)	622,411	—	622,411	Morgan Stanley Capital Services
170	08/09/21	2.630%	3 month LIBOR(2)	(5,108)	—	(5,108)	Citibank N.A.
37,400	08/11/21	2.590%	3 month LIBOR(1)	1,011,945	—	1,011,945	Morgan Stanley Capital Services
1,795	08/18/21	2.410%	3 month LIBOR(2)	(21,340)	—	(21,340)	Citibank N.A.
1,025	08/19/21	2.280%	3 month LIBOR(2)	(1,723)	—	(1,723)	Bank of America N.A.
3,000	08/24/21	2.250%	3 month LIBOR(1)	(3,019)	—	(3,019)	Bank of America N.A.
760	08/24/21	2.260%	3 month LIBOR(1)	(614)	—	(614)	Citibank N.A.
2,400	08/25/21	2.280%	3 month LIBOR(1)	3,092	—	3,092	Morgan Stanley Capital Services
1,710	08/25/21	2.220%	3 month LIBOR(2)	6,061	—	6,061	Bank of America N.A.
2,900	09/06/21	2.270%	3 month LIBOR(2)	3,475	—	3,475	UBS AG
500	09/13/21	2.170%	3 month LIBOR(2)	4,633	—	4,633	Bank of America N.A.
500	09/23/21	2.100%	3 month LIBOR(2)	7,960	—	7,960	Citibank N.A.
17,495	09/27/21	1.930%	3 month LIBOR(1)	(516,169)	—	(516,169)	Citibank N.A.
690	10/03/21	2.160%	3 month LIBOR(1)	(8,837)	—	(8,837)	Morgan Stanley Capital Services
460	10/04/21	2.110%	3 month LIBOR(1)	(7,822)	—	(7,822)	Citibank N.A.
1,270	10/06/21	2.040%	3 month LIBOR(2)	28,864	—	28,864	Citibank N.A.
920	10/06/21	2.060%	3 month LIBOR(2)	19,269	—	19,269	UBS AG
840	10/07/21	2.140%	3 month LIBOR(1)	(12,686)	—	(12,686)	Citibank N.A.
16,300	10/13/21	2.340%	3 month LIBOR(1)	9,239	—	9,239	UBS AG
4,985	10/14/21	2.410%	3 month LIBOR(1)	27,895	—	27,895	UBS AG
3,795	11/22/21	2.180%	3 month LIBOR(1)	(62,046)	—	(62,046)	Morgan Stanley Capital Services
50,075	11/25/21	2.150%	3 month LIBOR(1)	(940,652)	—	(940,652)	Morgan Stanley Capital Services
52,565	11/29/21	2.130%	3 month LIBOR(1)	(1,084,743)	—	(1,084,743)	JPMorgan Chase Bank
22,300	11/30/21	2.230%	3 month LIBOR(1)	(285,703)	—	(285,703)	JPMorgan Chase Bank
2,000	01/25/22	2.170%	3 month LIBOR(1)	(25,085)	—	(25,085)	Bank of Nova Scotia
4,850	01/31/22	2.040%	3 month LIBOR(1)	(118,079)	—	(118,079)	Citibank N.A.
1,970	02/02/22	1.910%	3 month LIBOR(2)	68,751	—	68,751	Citibank N.A.
1,145	02/21/22	2.110%	3 month LIBOR(2)	23,719	—	23,719	JPMorgan Chase Bank
765	02/21/22	2.100%	3 month LIBOR(2)	16,167	—	16,167	JPMorgan Chase Bank
1,160	02/23/22	2.120%	3 month LIBOR(2)	23,077	—	23,077	JPMorgan Chase Bank
6,450	03/09/22	2.050%	3 month LIBOR(1)	(175,327)	—	(175,327)	Bank of Nova Scotia
28,400	03/19/22	2.390%	3 month LIBOR(1)	13,670	—	13,670	Bank of Nova Scotia
3,100	03/23/22	2.370%	3 month LIBOR(1)	(4,947)	—	(4,947)	Citibank N.A.
11,600	04/13/22	2.130%	3 month LIBOR(1)	(277,252)	—	(277,252)	Bank of Nova Scotia
2,650	05/15/22	1.990%	3 month LIBOR(2)	103,635	—	103,635	JPMorgan Chase Bank
11,500	05/17/22	1.950%	3 month LIBOR(1)	(489,631)	—	(489,631)	Bank of Nova Scotia

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$13,910	05/18/22	1.950%	3 month LIBOR(1)	$(589,029)	$—	$(589,029)	Morgan Stanley Capital Services
15,000	05/21/22	1.890%	3 month LIBOR(1)	(714,327)	—	(714,327)	Bank of Nova Scotia
12,300	06/07/22	1.770%	3 month LIBOR(1)	(727,841)	—	(727,841)	Bank of Nova Scotia
9,900	10/25/22	1.800%	3 month LIBOR(1)	(618,334)	—	(618,334)	Credit Suisse International
4,015	12/31/22	3.510%	3 month LIBOR(1)	611,571	—	611,571	Citibank N.A.
3,500	12/31/22	4.060%	3 month LIBOR(1)	818,628	—	818,628	Citibank N.A.
2,500	12/31/22	3.840%	3 month LIBOR(1)	535,891	—	535,891	JPMorgan Chase Bank
1,900	12/31/22	2.470%	3 month LIBOR(2)	(31,780)	—	(31,780)	Citibank N.A.
3,565	02/14/23	2.070%	3 month LIBOR(1)	(144,932)	—	(144,932)	Bank of Nova Scotia
2,800	02/19/23	2.110%	3 month LIBOR(2)	105,994	—	105,994	Bank of Nova Scotia
4,600	04/10/23	1.910%	3 month LIBOR(2)	283,059	—	283,059	Bank of Nova Scotia
2,200	04/15/23	1.950%	3 month LIBOR(2)	128,185	—	128,185	Bank of Nova Scotia
52,800	06/05/23	2.340%	3 month LIBOR(2)	1,441,377	—	1,441,377	Barclays Bank PLC
3,000	06/05/23	2.300%	3 month LIBOR(1)	(93,848)	—	(93,848)	Citibank N.A.
1,650	08/24/26	2.720%	3 month LIBOR(1)	(40,862)	—	(40,862)	Bank of America N.A.
4,445	10/05/26	2.410%	3 month LIBOR(1)	(289,948)	—	(289,948)	Barclays Bank PLC
3,830	10/06/26	2.310%	3 month LIBOR(1)	(293,517)	—	(293,517)	JPMorgan Chase Bank
1,890	11/02/26	2.770%	3 month LIBOR(2)	49,440	—	49,440	Barclays Bank PLC
27,700	11/30/26	2.550%	3 month LIBOR(1)	(1,506,790)	—	(1,506,790)	JPMorgan Chase Bank
1,350	12/21/26	2.390%	3 month LIBOR(2)	101,235	—	101,235	Barclays Bank PLC
870	02/06/27	2.380%	3 month LIBOR(2)	59,949	—	59,949	Bank of Nova Scotia
730	02/14/27	2.500%	3 month LIBOR(1)	(40,368)	—	(40,368)	Barclays Bank PLC
1,000	02/23/27	2.540%	3 month LIBOR(2)	51,658	—	51,658	Barclays Bank PLC
2,400	03/30/27	2.670%	3 month LIBOR(2)	95,087	—	95,087	Bank of Nova Scotia
2,700	04/19/27	2.550%	3 month LIBOR(2)	151,127	—	151,127	Barclays Bank PLC
4,500	07/12/27	2.070%	3 month LIBOR(2)	502,076	—	502,076	Barclays Bank PLC
340	08/24/41	3.070%	3 month LIBOR(2)	18,542	—	18,542	Citibank N.A.
225	08/24/41	3.070%	3 month LIBOR(2)	11,898	—	11,898	Citibank N.A.
345	09/06/41	3.110%	3 month LIBOR(2)	16,202	—	16,202	UBS AG
345	09/06/41	3.030%	3 month LIBOR(2)	21,587	—	21,587	UBS AG
360	09/08/41	2.950%	3 month LIBOR(1)	(27,600)	—	(27,600)	Barclays Bank PLC
100	09/09/41	3.020%	3 month LIBOR(1)	(6,432)	—	(6,432)	Barclays Bank PLC
590	10/11/41	2.720%	3 month LIBOR(2)	73,346	—	73,346	JPMorgan Chase Bank
630	10/17/41	2.910%	3 month LIBOR(1)	(56,532)	—	(56,532)	Barclays Bank PLC
900	12/12/41	2.690%	3 month LIBOR(1)	(121,918)	—	(121,918)	Citibank N.A.
845	12/20/41	2.610%	3 month LIBOR(2)	126,236	—	126,236	Citibank N.A.
680	12/20/41	2.620%	3 month LIBOR(1)	(101,427)	—	(101,427)	Barclays Bank PLC
515	01/10/42	2.720%	3 month LIBOR(1)	(61,108)	—	(61,108)	Barclays Bank PLC
545	01/11/42	2.710%	3 month LIBOR(1)	(65,500)	—	(65,500)	Citibank N.A.
1,060	01/12/42	2.770%	3 month LIBOR(2)	114,745	—	114,745	Citibank N.A.
860	02/09/42	2.840%	3 month LIBOR(1)	(83,955)	—	(83,955)	Barclays Bank PLC

				$4,089,658	$—	$4,089,658

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
$3,600	11/30/17	1.460%	3 month LIBOR(2)	$—	$(6,285)	$(6,285)
3,595	11/30/17	1.420%	3 month LIBOR(2)	—	(596)	(596)
3,590	11/30/17	1.420%	3 month LIBOR(2)	—	(443)	(443)
3,200	06/12/20	1.820%	3 month LIBOR(1)	—	(62,469)	(62,469)
2,700	06/26/20	2.340%	3 month LIBOR(1)	166	37,453	37,287
2,800	06/13/23	2.470%	3 month LIBOR(1)	172	(51,254)	(51,426)
2,300	06/17/23	2.380%	3 month LIBOR(1)	168	(61,696)	(61,864)
7,200	06/24/23	2.620%	3 month LIBOR(1)	208	(39,871)	(40,079)

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements (continued):
$5,500	06/25/23	2.610%	3 month LIBOR(1)	$151	$(36,627)	$(36,778)

				$865	$(221,788)	$(222,653)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally for active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$19,243,523	$—
Commercial Mortgage-Backed Securities	—	42,155,698	—
Corporate Bonds	—	32,722,091	—
Non-Corporate Foreign Agencies	—	5,567,824	—
Sovereigns	—	6,606,816	—
U.S. Government Agency Obligations	—	11,517,825	—
U.S. Treasury Obligations	—	9,901,766	—
Options Purchased	—	956	—
Affiliated Money Market Mutual Fund	13,445,471	—	—
Other Financial Instruments*
Interest Rate Swaps	(222,653)	4,089,658	—
Futures Contracts	56,713	—	—

Total	$13,279,531	$131,806,157	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Commercial Mortgage-Backed Securities	29.1%
Asset-Backed Securities	13.3
Affiliated Money Market Mutual Fund	9.3
U.S. Government Agency Obligations	8.0
U.S. Treasury Obligations	6.8
Banking	4.6
Sovereigns	4.6
Non-Corporate Foreign Agencies	3.8
Insurance	1.8
Healthcare & Pharmaceutical	1.8
Energy – Integrated	1.7
Energy – Other	1.7
Chemicals	1.6
Pipelines & Other	1.3
Retailers	1.1
Capital Goods	1.1
Media & Entertainment	1.1

Cable	0.8%
Healthcare Insurance	0.7
Technology	0.5
Non-Captive Finance	0.5
Foods	0.5
Telecommunications	0.5
Automotive	0.4
Railroads	0.3
Paper	0.2
Aerospace & Defense	0.2
Real Estate Investment Trusts	0.1
Electric	0.1

97.5
Other assets in excess of other liabilities	2.5

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$701,716	*	Due to broker — variation margin	$867,656	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	18,418,577		Unrealized depreciation on over-the-counter swap agreements	14,328,919
Interest rate contracts	Unaffiliated investments	956		—	—

Total		$19,121,249			$15,196,575

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$46,601	$(9,956)	$55,439	$3,665,975	$3,758,059

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Swaps	Total
Interest rate contracts	$(59,862)	$(434,467)	$(17,439,388)	$(17,933,717)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Long Position(3)	Futures Short Position(3)	Interest Rate Swaps(4)
$66,513	$8,004	$78,211,138	$69,036,398	$1,486,034,333

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BOND PORTFOLIO 2022 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$—	$—	$—	$—
Over-the-counter derivatives	18,419,533	(956)	—	18,418,577

				18,418,577

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(243,191)	—	—	(243,191)
Over-the-counter derivatives	(14,328,919)	—	—	(14,328,919)

				(14,572,110)

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives	243,191
Over-the-counter derivatives	(3,370,179)

Net Amount	$719,479

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BOND PORTFOLIO 2022 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $129,518,124)	$127,716,499
Affiliated investments (cost $13,445,471)	13,445,471
Cash	217,314
Unrealized appreciation on over-the counter swap agreements	18,418,577
Receivable for investments sold	770,550
Dividends and interest receivable	549,128
Tax reclaim receivable	2,315
Prepaid expenses	536

Total Assets	161,120,390

LIABILITIES:
Unrealized depreciation on over-the counter swap agreements	14,328,919
Payable for investments purchased	794,982
Payable for fund share repurchased	781,729
Due to broker-variation margin	243,191
Accrued expenses and other liabilities	83,029
Advisory fees payable	77,847
Distribution fee payable	4,084
Affiliated transfer agent fee payable	417

Total Liabilities	16,314,198

NET ASSETS	$144,806,192

Net assets were comprised of:
Paid-in capital	$117,323,054
Retained earnings	27,483,138

Net assets, June 30, 2013	$144,806,192

Net asset value and redemption price per share, $144,806,192 / 12,135,175 outstanding shares of beneficial interest	$11.93

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$3,595,563
Affiliated dividend income	11,837
Unaffiliated dividend income	1,344

3,608,744

EXPENSES
Advisory fees	1,203,072
Distribution fee	123,947
Shareholder servicing fees and expenses	67,808
Custodian and accounting fees	40,000
Audit fee	20,000
Loan interest expense (Note 7)	15,548
Trustees’ fees	7,000
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Insurance expenses	3,000
Miscellaneous	807

Total expenses	1,495,182
Less: distribution fee waiver	(6,053)
Less: shareholder servicing fee waiver	(4,521)

Net expenses	1,484,608

NET INVESTMENT INCOME	2,124,136

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	496,254
Futures transactions	55,439
Swap agreement transactions	3,665,975
Options written transactions	(9,956)

4,207,712

Net change in unrealized appreciation (depreciation) on:
Investments	(9,212,392)
Futures	(434,467)
Swap agreements	(17,439,388)

(27,086,247)

NET LOSS ON INVESTMENTS	(22,878,535)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,754,399)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,124,136	$2,774,586
Net realized gain on investment transactions.	4,207,712	16,258,856
Net change in unrealized appreciation (depreciation) on investments	(27,086,247)	11,895,464

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,754,399)	30,928,906

DISTRIBUTIONS	—	(1,083,715)

FUND SHARE TRANSACTIONS:
Fund share sold [3,817,452 and 23,538,057 shares, respectively]	47,482,724	289,633,682
Fund share issued in reinvestment of distributions [0 and 85,467 shares, respectively]	—	1,083,715
Fund share repurchased [26,703,345 and 16,301,286 shares, respectively]	(334,822,881)	(206,650,378)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(287,340,157)	84,067,019

TOTAL INCREASE (DECREASE) IN NET ASSETS	(308,094,556)	113,912,210
NET ASSETS:
Beginning of period	452,900,748	338,988,538

End of period	$144,806,192	$452,900,748

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 58.7% ASSET-BACKED SECURITIES — 4.0%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/16/16	$50	$50,120
Ally Auto Receivables Trust, Series 2012-4, Class A2	Aaa	0.480%		05/15/15	750	749,750
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/22/14	161	160,779
American Express Credit Account Master Trust, Series 2008-6, Class A	Aaa	1.393%	(c)	02/15/18	1,050	1,071,695
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.343%	(c)	03/15/18	400	399,393
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	100	100,069
Bank of America Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.233%	(c)	12/15/16	1,000	997,249
Bank of America Credit Card Trust, Series 2006-C5, Class C5	A3	0.593%	(c)	01/15/16	900	899,581
Bank of America Credit Card Trust, Series 2007-B3, Class B3	Aa2	0.393%	(c)	08/15/16	1,800	1,795,793
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.943%	(c)	03/15/16	2,650	2,683,279
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%		09/15/16	50	50,121
CarMax Auto Owner Trust, Series 2012-2, Class A2	Aaa	0.640%		05/15/15	523	522,813
Chase Issuance Trust, Series 2003-A7, Class A7	Aaa	4.150%		07/07/17	3,000	3,203,271
Chase Issuance Trust, Series 2012-A3, Class A3	AAA(d)	0.790%		06/15/17	2,300	2,299,156
Chase Issuance Trust, Series 2012-A7, Class A7	AAA(d)	2.160%		09/15/24	2,000	1,839,172
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%		10/16/17	1,000	992,641
Chase Issuance Trust, Series 2012-A9, Class A9	AAA(d)	0.343%	(c)	10/16/17	1,300	1,296,625
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	AAA(d)	0.475%	(c)	05/24/18	1,000	994,250
Discover Card Execution Note Trust, Series 2013-A3, Class A3	Aaa	0.373%	(c)	10/15/18	1,000	995,774
Discover Card Master Trust, Series 2012-A3, Class A3	Aaa	0.860%		11/15/17	200	200,389
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.393%	(c)	01/16/18	300	299,381
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	300	307,586
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	AAA(d)	0.720%		12/15/16	100	100,100
Ford Credit Auto Owner Trust, Series 2012-C, Class A2	Aaa	0.470%		04/15/15	157	157,097
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	Aaa	0.510%		04/15/17	700	699,375
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.573%	(c)	01/15/18	500	499,744
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.632%	(c)	10/20/17	500	496,408
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A	Aaa	0.599%	(c)	04/20/18	800	796,389
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	361	361,122
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	79	78,856
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16	50	50,057

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Honda Auto Receivables Owner Trust, Series 2012-2, Class A2	Aaa	0.560%		11/17/14	$51	$50,526
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	Aaa	0.530%		02/16/17	800	795,725
MBNA Credit Card Master Note Trust, Series 2003-C7, Class C7	A3	1.543%	(c)	03/15/16	400	400,725
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	AAA(d)	0.490%		06/15/15	800	798,313
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	Aaa	0.730%		05/16/16	50	50,047
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.499%	(c)	02/15/18	775	770,893
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%		11/16/15	400	398,846
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%		01/15/15	113	112,845

TOTAL ASSET-BACKED SECURITIES (cost $28,677,406)						28,525,955

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.3%
Banc of America Commercial Mortgage Trust, Series 2005-3, Class A4	Aa3	4.668%		07/10/43	2,103	2,226,795
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	AAA(d)	5.919%	(c)	05/10/45	700	772,967
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	Aaa	5.369%		10/10/45	50	51,181
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4	AAA(d)	5.405%	(c)	12/11/40	60	64,273
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	AAA(d)	5.736%		06/11/50	55	56,986
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	800	793,094
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.392%	(c)	07/15/44	1,000	1,074,196
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%		10/15/48	100	110,389
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%		03/10/46	3,100	3,104,455
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%	(c)	08/10/42	3,938	4,107,494
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.569%	(c)	02/15/39	100	109,241
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%	(c)	02/15/38	5,092	5,310,262
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	Aaa	3.531%		06/25/20	50	52,614
FHLMC Multifamily Structured Pass-Through Certificates, Series K012, Class A2	Aaa	4.186%	(c)	12/25/20	1,060	1,144,178
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2	Aaa	3.974%	(c)	01/25/21	1,100	1,171,530
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	Aaa	2.615%		01/25/23	6,800	6,432,195
Greewich Commercial Capital Funding Corp., Series 2005-GG5, Class A5	Aa2	5.224%	(c)	04/10/37	6,000	6,428,442
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.553%	(c)	04/10/38	130	141,599
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,520	1,683,395

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.367%	(c)	12/15/44	$800	$863,313
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	102	104,464
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A3	Aaa	6.125%	(c)	02/15/51	50	51,963
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%		12/15/47	600	581,962
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2	Aaa	2.665%		01/15/46	12,300	12,423,000
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	Aaa	3.272%		07/15/45	2,500	2,492,404
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.872%	(c)	05/12/39	150	165,597
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	Aaa	6.086%	(c)	06/12/46	300	333,219
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%	(c)	12/12/49	750	819,484
Morgan Stanley Capital I Trust, Series 2005-IQ9, Class A5	AAA(d)	4.700%		07/15/56	50	52,288
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	155	154,838
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%		01/10/45	1,000	1,035,990
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.465%	(c)	12/15/44	1,000	1,082,204
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	Aaa	5.416%	(c)	01/15/45	500	548,224
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	Aaa	5.919%	(c)	05/15/43	300	333,626
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	Aaa	5.572%		10/15/48	500	552,548
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	1,560	1,723,171
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	6.122%	(c)	02/15/51	100	111,243
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%		12/15/45	500	491,784

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $59,266,801)						58,756,608

CORPORATE BONDS — 12.6%
Aerospace & Defense
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%		01/15/23	75	70,019

Automotive — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%		01/16/18	200	192,569
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.125%		01/15/20	800	963,658

						1,156,227

Banking — 4.7%
American Express Co., Sr. Unsec’d. Notes	A3	1.550%		05/22/18	390	378,621
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	3,435	3,171,594
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.375%		03/24/17	50	51,044
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22	700	777,032
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%		01/11/23	3,035	2,868,521
Bank of Nova Scotia (Canada), Sec’d. Notes, 144A	Aaa	2.150%		08/03/16	8,650	8,929,395
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		01/14/22	325	338,594

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Citigroup, Inc., Unsec’d. Notes	Baa2	3.375%	03/01/23	$3,310	$3,166,392
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18	600	580,728
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	750	827,260
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20	3,525	3,824,815
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.000%	03/30/22	100	102,382
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22	50	53,967
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15	340	340,343
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22	775	735,787
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%	01/24/22	50	52,356
JPMorgan Chase & Co., Sub. Notes	A3	3.375%	05/01/23	2,840	2,644,494
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	325	352,772
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	07/28/21	425	453,827
Morgan Stanley, Sub. Notes	Baa2	4.100%	05/22/23	3,135	2,896,486
PNC Bank NA, Sub. Notes	A3	2.950%	01/30/23	250	230,635
Wells Fargo & Co., Sub. Notes	A3	3.450%	02/13/23	370	353,363

					33,130,408

Cable — 1.0%
Comcast Corp., Gtd. Notes	A3	3.125%	07/15/22	50	48,716
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.800%	03/15/22	50	48,030
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19	175	170,320
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	2.875%	01/15/23	3,415	3,243,697
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.000%	09/01/21	4,000	3,830,604

					7,341,367

Capital Goods
John Deere Capital Corp., Sr. Unsec’d. Notes	A2	2.800%	01/27/23	50	47,416

Chemicals — 0.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	15	14,102
CF Industries, Inc., Gtd. Notes	Baa2	7.125%	05/01/20	175	209,364
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	150	139,508
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.250%	11/15/20	3,620	3,812,092
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	2.800%	02/15/23	220	209,624
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.625%	01/15/20	669	743,614

					5,128,304

Electric — 0.2%
Nextera Energy Capital, Sr. Unsec’d. Notes	Baa1	3.625%	06/15/23	1,535	1,478,515

Energy – Integrated — 0.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.375%	05/10/18	345	332,543
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	50	48,523
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	2,000	2,169,776
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.355%	12/05/22	135	126,959
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.427%	06/24/20	235	233,661

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Integrated (continued)
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23	$465	$462,745
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	275	320,581

					3,694,788

Energy – Other — 0.3%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	350	348,723
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	2.600%	12/01/22	295	276,619
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	550	567,882
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500%	01/15/20	800	982,375
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	50	52,407

					2,228,006

Foods
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	80	74,688

Healthcare & Pharmaceutical — 1.6%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	2.000%	11/06/18	325	315,128
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.625%	05/15/22	50	49,986
Baxter International, Inc., Sr. Unsec’d. Notes	A3	3.200%	06/15/23	925	907,312
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	2.800%	03/18/23	3,445	3,278,438
Merck & Co., Inc., Sr. Unsec’d. Notes	A2	2.800%	05/18/23	3,420	3,235,717
Mylan Inc, Sr. Unsec’d. Notes, 144A	Baa3	1.800%	06/24/16	225	224,389
Pfizer, Inc., Sr. Unsec’d. Notes	A1	3.000%	06/15/23	1,645	1,595,462
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.950%	12/18/22	145	135,853
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22	25	23,308
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.250%	02/01/23	1,765	1,676,957

					11,442,550

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	2.750%	11/15/22	175	161,173
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	3.950%	09/01/20	1,350	1,389,153
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.300%	01/15/23	25	23,799

					1,574,125

Insurance — 1.2%
Allstate Corp., Sr. Unsec’d. Notes	A3	3.150%	06/15/23	740	718,486
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/01/22	2,700	2,877,995
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	1,000	1,159,686
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	1,300	1,414,551
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.250%	06/15/23	500	483,114
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.850%	06/24/21	1,400	1,487,608
Principal Financial Group, Inc., Gtd. Notes	A3	3.125%	05/15/23	150	141,395
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	20	19,429
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	A1	2.875%	12/06/22	55	51,105

					8,353,369

Media & Entertainment — 0.2%
News America, Inc., Gtd. Notes	Baa1	3.000%	09/15/22	1,000	933,291
Time Warner, Inc., Gtd. Notes	Baa2	3.400%	06/15/22	50	48,463
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	3.125%	06/15/22	50	47,102

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Media & Entertainment (continued)
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	A2	2.350%		12/01/22	$210	$193,999

						1,222,855

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%		01/09/23	110	103,913
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%		09/07/22	3,610	3,411,165
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%		10/17/21	5	5,304

						3,520,382

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Sr. Unsec’d. Notes	Baa1	3.350%		03/15/23	500	481,152
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500%		09/01/23	350	328,004
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%		02/01/21	215	225,965

						1,035,121

Retailers — 0.1%
Costco Wholesale Corp., Sr. Unsec’d. Notes	A1	1.125%		12/15/17	530	515,596

Road & Rail — 0.4%
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa3	5.125%		04/01/19	2,250	2,587,169

Technology — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	2.400%		05/03/23	3,560	3,301,772
EMC Corp., Sr. Unsec’d. Notes	A1	1.875%		06/01/18	1,690	1,670,570

						4,972,342

Telecommunications
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.000%		02/15/22	50	48,051
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	2.450%		11/01/22	150	136,005

						184,056

TOTAL CORPORATE BONDS (cost $92,289,731)						89,757,303

NON-CORPORATE FOREIGN AGENCIES — 0.9%
DNB Boligkreditt AS (Norway), Sec’d. Notes, 144A	Aaa	1.450%		03/21/18	425	412,632
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%		05/23/18	6,346	6,123,890
Statoil ASA (Norway), Gtd. Notes	Aa2	2.450%		01/17/23	125	115,798

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $6,815,002)						6,652,320

SOVEREIGNS — 1.6%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%		03/21/16	1,400	1,392,761
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%		03/07/14	560	564,206
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	AA(d)	2.750%		03/05/15	400	413,417
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	AA+(d)	2.875%	(s)	09/15/14	600	615,900
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	Aa3	4.250%		09/03/13	70	70,430

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SOVEREIGNS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%		02/14/17	$2,200	$2,189,220
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.375%		04/25/16	600	593,520
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%		05/22/15	550	551,770
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	(s)	03/17/16	1,530	1,591,965
Kingdom of Sweden (Sweden), Notes, MTN, 144A	Aaa	0.375%		12/22/15	300	297,959
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	(s)	05/18/15	1,240	1,238,477
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%		09/12/15	640	634,944
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, RegS	Aaa	0.250%		09/12/15	300	297,547
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%		10/23/22	440	404,536
Spain Government International Bond (Spain), Notes, 144A	Baa3	4.000%		03/06/18	500	492,150

TOTAL SOVEREIGNS (cost $11,429,849)						11,348,802

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.8%
Federal Home Loan Banks		0.250%		02/20/15	4,265	4,258,974
Federal Home Loan Banks		1.000%		06/21/17	1,545	1,523,628
Federal Home Loan Mortgage Corp.(k)		0.500%		04/17/15	800	801,910
Federal Home Loan Mortgage Corp.		0.875%		03/07/18	2,010	1,945,033
Federal Home Loan Mortgage Corp.		1.375%		05/01/20	695	658,551
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	37,505	36,446,496
Federal National Mortgage Association		0.875%		05/21/18	36,120	34,908,607
Financing Corp. FICO Strips Principal, Series D-P		1.510%	(s)	09/26/19	1,635	1,424,718
Government National Mortgage Association		3.500%		05/20/43	10,332	10,622,843
Government National Mortgage Association		4.000%		07/22/13	17,000	17,842,030
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		1.740%	(s)	09/15/20	8,085	6,812,938
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		09/18/23-04/26/24	933	1,129,711
Residual Funding Corp. Strips Principal		1.530%	(s)	07/15/20	115	98,266
Residual Funding Corp. Strips Principal		2.120%	(s)	10/15/19	23,035	20,215,723
Resolution Funding Corp. Strips Interest		2.020%	(s)	10/15/21	1,260	1,035,966
Tennessee Valley Authority, Sr. Unsec’d. Notes		3.875%		02/15/21	500	540,673

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $143,413,889)						140,266,067

U.S. TREASURY OBLIGATIONS — 11.5%
U.S. Treasury Bonds		2.750%		11/15/42	2,935	2,530,522
U.S. Treasury Bonds		7.250%		08/15/22	140	197,586
U.S. Treasury Inflation Indexed Bonds		0.125%		04/15/18	1,524	1,563,445
U.S. Treasury Inflation Indexed Bonds		0.125%		01/15/23	892	864,548
U.S. Treasury Notes		0.250%		12/15/14	5,375	5,376,258
U.S. Treasury Notes		0.250%		02/28/15	6,030	6,025,526
U.S. Treasury Notes		0.500%		06/15/16	9,425	9,385,236
U.S. Treasury Notes		0.750%		10/31/17	18,000	17,661,096
U.S. Treasury Notes		1.000%		08/31/16	19,600	19,751,586
U.S. Treasury Notes		1.125%		04/30/20	805	765,505
U.S. Treasury Strips Coupon		2.760%	(s)	02/15/25	20	14,226

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Strips Principal	2.030%	(s)	02/15/22	$21,790	$17,729,651

TOTAL U.S. TREASURY OBLIGATIONS (cost $83,119,990)					81,865,185

TOTAL LONG-TERM INVESTMENTS (cost $425,012,668)					417,172,240

				Shares
SHORT-TERM INVESTMENTS — 52.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 52.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $374,815,051) (Note 4)(w)				374,815,051	374,815,051

			Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Interest Rate Swap Options, Receive a fixed rate of 2.00% and pay a floating rate based on 3-Month LIBOR, expiring 08/16/13 (cost $24,608)			Deutsche Bank	$2,895	387

TOTAL SHORT-TERM INVESTMENTS (cost $374,839,659)					374,815,438

TOTAL INVESTMENTS — 111.5% (cost $799,852,327)					791,987,678
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (11.5)%					(81,469,340)

NET ASSETS — 100.0%					$710,518,338

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corporation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s Rating.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
400	90 Day Euro Dollar	Sep. 2013	$99,690,804	$99,685,000	$(5,804)
1,164	5 Year U.S. Treasury Notes	Sep. 2013	141,239,809	140,898,562	(341,247)

					(347,051)

Short Positions:
84	2 Year U.S. Treasury Notes	Sep. 2013	18,475,525	18,480,000	(4,475)
947	10 Year U.S. Treasury Notes	Sep. 2013	121,524,615	119,854,688	1,669,927
28	U.S. Long Bond	Sep. 2013	3,889,336	3,803,625	85,711
15	U.S. Ultra Bond	Sep. 2013	2,294,276	2,209,688	84,588

					1,835,751

					$1,488,700

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$650	02/28/14	0.596%	3 month LIBOR(2)	$(2,299)	$—	$(2,299)	Barclays Capital Group
1,700	03/29/14	0.570%	3 month LIBOR(2)	(4,347)	—	(4,347)	Barclays Capital Group
790	07/03/14	0.553%	3 month LIBOR(1)	3,183	—	3,183	Bank of Nova Scotia
550	12/04/14	0.371%	3 month LIBOR(2)	280	—	280	Morgan Stanley
2,275	12/03/15	0.450%	3 month LIBOR(2)	8,879	—	8,879	Citigroup Global Markets
3,870	12/04/15	0.444%	3 month LIBOR(2)	15,765	—	15,765	Morgan Stanley
190	03/22/16	0.535%	3 month LIBOR(2)	639	—	639	Citigroup Global Markets
19,600	08/31/16	0.544%	3 month LIBOR(2)	169,353	—	169,353	Morgan Stanley
990	11/30/16	0.936%	3 month LIBOR(2)	382	—	382	JPMorgan Chase
990	11/30/16	0.935%	3 month LIBOR(2)	405	—	405	JPMorgan Chase
165	01/27/17	1.138%	3 month LIBOR(2)	(1,387)	—	(1,387)	Bank of Nova Scotia
1,285	02/28/17	0.680%	3 month LIBOR(1)	(14,942)	—	(14,942)	Citigroup Global Markets
1,150	03/27/17	1.340%	3 month LIBOR(2)	(14,863)	—	(14,863)	Barclays Capital Group
960	03/29/17	1.267%	3 month LIBOR(2)	(8,882)	—	(8,882)	Bank of Nova Scotia
500	04/13/17	1.168%	3 month LIBOR(1)	2,195	—	2,195	Bank of Nova Scotia
585	07/16/17	0.847%	3 month LIBOR(2)	6,259	—	6,259	Bank of Nova Scotia
2,170	08/31/17	0.751%	3 month LIBOR(2)	43,867	—	43,867	Bank of Nova Scotia
750	09/25/17	0.820%	3 month LIBOR(2)	12,513	—	12,513	Bank of Nova Scotia
580	09/28/17	0.795%	3 month LIBOR(1)	(10,389)	—	(10,389)	Credit Suisse First Boston Corp.
300	10/22/17	0.882%	3 month LIBOR(2)	4,950	—	4,950	Bank of Nova Scotia
900	11/06/17	0.844%	3 month LIBOR(2)	17,333	—	17,333	Citigroup Global Markets
1,400	11/09/17	0.774%	3 month LIBOR(2)	31,570	—	31,570	Bank of Nova Scotia
3,500	11/15/17	0.762%	3 month LIBOR(2)	82,330	—	82,330	Morgan Stanley
96,500	11/30/17	1.107%	3 month LIBOR(2)	1,177,405	—	1,177,405	Barclays Capital Group
10,665	11/30/17	1.155%	3 month LIBOR(2)	109,159	—	109,159	Morgan Stanley
1,680	12/04/17	0.755%	3 month LIBOR(2)	42,257	—	42,257	Morgan Stanley
5,200	12/13/17	0.755%	3 month LIBOR(1)	(134,147)	—	(134,147)	Morgan Stanley
1,200	12/20/17	0.868%	3 month LIBOR(2)	25,594	—	25,594	Morgan Stanley
7,930	02/08/18	0.956%	3 month LIBOR(2)	145,782	—	145,782	Citigroup Global Markets
460	03/15/18	0.885%	3 month LIBOR(2)	10,656	—	10,656	Bank of Nova Scotia
460	03/18/18	1.049%	3 month LIBOR(1)	(7,113)	—	(7,113)	Bank of Nova Scotia
438	05/17/18	0.989%	3 month LIBOR(2)	10,372	—	10,372	Credit Suisse First Boston Corp.
33,908	06/10/18	1.205%	3 month LIBOR(2)	509,967	—	509,967	UBS Securities
35	02/21/19	1.572%	3 month LIBOR(2)	166	—	166	Citigroup Global Markets
670	03/27/19	1.829%	3 month LIBOR(2)	(4,878)	—	(4,878)	Barclays Capital Group
650	05/14/19	1.538%	3 month LIBOR(1)	(9,445)	—	(9,445)	Bank of Nova Scotia
490	08/06/19	1.211%	3 month LIBOR(2)	17,315	—	17,315	Bank of Nova Scotia
500	09/24/19	1.238%	3 month LIBOR(1)	(18,942)	—	(18,942)	Barclays Capital Group
140	10/02/19	1.291%	3 month LIBOR(1)	(5,032)	—	(5,032)	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$900	10/09/19	1.221%	3 month LIBOR(2)	$36,820	$—	$36,820	Morgan Stanley
200	10/11/19	1.220%	3 month LIBOR(2)	8,233	—	8,233	Bank of Nova Scotia
360	10/19/19	1.264%	3 month LIBOR(2)	14,137	—	14,137	Barclays Capital Group
1,365	11/15/19	1.443%	3 month LIBOR(1)	(41,485)	—	(41,485)	Morgan Stanley
1,300	11/29/19	1.200%	3 month LIBOR(1)	(60,815)	—	(60,815)	Morgan Stanley
2,900	12/03/19	1.179%	3 month LIBOR(2)	140,451	—	140,451	Bank of Nova Scotia
1,500	12/04/19	1.160%	3 month LIBOR(2)	74,567	—	74,567	Barclays Capital Group
3,200	12/11/19	1.135%	3 month LIBOR(2)	165,940	—	165,940	Barclays Capital Group
700	12/12/19	1.152%	3 month LIBOR(2)	35,595	—	35,595	Bank of Nova Scotia
2,425	02/15/20	1.355%	3 month LIBOR(1)	(103,766)	—	(103,766)	Morgan Stanley
1,365	02/15/20	1.505%	3 month LIBOR(2)	45,450	—	45,450	Morgan Stanley
600	02/28/20	1.403%	3 month LIBOR(1)	(21,680)	—	(21,680)	Barclays Capital Group
2,400	03/27/20	1.512%	3 month LIBOR(2)	74,794	—	74,794	Barclays Capital Group
9,300	04/10/20	1.358%	3 month LIBOR(2)	404,364	—	404,364	Bank of Nova Scotia
3,300	04/16/20	1.359%	3 month LIBOR(2)	145,013	—	145,013	JPMorgan Chase
1,365	04/17/20	1.330%	3 month LIBOR(1)	(62,728)	—	(62,728)	Bank of Nova Scotia
2,850	04/22/20	1.327%	3 month LIBOR(1)	(132,813)	—	(132,813)	Barclays Capital Group
7,235	09/15/20	1.582%	3 month LIBOR(2)	260,953	—	260,953	UBS Securities
7,930	01/13/22	1.846%	3 month LIBOR(2)	335,703	—	335,703	Citigroup Global Markets
60	01/24/22	2.112%	3 month LIBOR(2)	1,040	—	1,040	Bank of Nova Scotia
230	02/02/22	1.913%	3 month LIBOR(1)	(8,051)	—	(8,051)	Barclays Capital Group
35	02/02/22	1.914%	3 month LIBOR(2)	1,221	—	1,221	Citigroup Global Markets
30	02/17/22	2.018%	3 month LIBOR(2)	829	—	829	Bank of Nova Scotia
25	02/21/22	2.105%	3 month LIBOR(2)	518	—	518	JPMorgan Chase
15	02/21/22	2.100%	3 month LIBOR(2)	317	—	317	JPMorgan Chase
360	03/29/22	2.292%	3 month LIBOR(2)	3,289	—	3,289	Barclays Capital Group
1,070	03/30/22	2.238%	3 month LIBOR(2)	14,773	—	14,773	Barclays Capital Group
160	05/15/22	1.988%	3 month LIBOR(2)	6,257	—	6,257	JPMorgan Chase
540	05/18/22	1.951%	3 month LIBOR(1)	(22,867)	—	(22,867)	Morgan Stanley
640	06/07/22	1.668%	3 month LIBOR(1)	(43,360)	—	(43,360)	Barclays Capital Group
450	06/07/22	1.771%	3 month LIBOR(1)	(26,628)	—	(26,628)	Bank of Nova Scotia
120	06/11/22	1.842%	3 month LIBOR(2)	6,447	—	6,447	Bank of Nova Scotia
800	07/13/22	1.620%	3 month LIBOR(1)	(54,085)	—	(54,085)	Barclays Capital Group
700	08/02/22	1.590%	3 month LIBOR(1)	(50,563)	—	(50,563)	Bank of Nova Scotia
300	08/29/22	1.777%	3 month LIBOR(2)	17,496	—	17,496	Citigroup Global Markets
220	09/11/22	1.833%	3 month LIBOR(2)	12,056	—	12,056	Bank of Nova Scotia
1,400	09/12/22	1.790%	3 month LIBOR(1)	(82,023)	—	(82,023)	Bank of Nova Scotia
1,500	09/18/22	1.874%	3 month LIBOR(1)	(77,836)	—	(77,836)	Barclays Capital Group
750	09/25/22	1.785%	3 month LIBOR(1)	(45,310)	—	(45,310)	Barclays Capital Group
1,650	09/27/22	1.728%	3 month LIBOR(1)	(108,021)	—	(108,021)	Bank of Nova Scotia
500	10/05/22	1.696%	3 month LIBOR(1)	(34,842)	—	(34,842)	Barclays Capital Group
700	10/12/22	1.741%	3 month LIBOR(1)	(46,505)	—	(46,505)	Barclays Capital Group
700	10/16/22	1.723%	3 month LIBOR(1)	(47,954)	—	(47,954)	Barclays Capital Group
460	10/17/22	1.740%	3 month LIBOR(2)	30,832	—	30,832	Barclays Capital Group
2,600	10/25/22	1.801%	3 month LIBOR(1)	(162,391)	—	(162,391)	Credit Suisse First Boston Corp.
45,000	10/30/22	1.804%	3 month LIBOR(1)	(2,823,644)	—	(2,823,644)	Barclays Capital Group
1,800	11/15/22	1.639%	3 month LIBOR(2)	141,447	—	141,447	Barclays Capital Group
9,500	11/20/22	1.631%	3 month LIBOR(1)	(758,741)	—	(758,741)	Barclays Capital Group
1,400	01/03/23	1.750%	3 month LIBOR(1)	(91,841)	—	(91,841)	Citigroup Global Markets
2,000	01/31/23	2.020%	3 month LIBOR(1)	(87,216)	—	(87,216)	Barclays Capital Group
1,900	02/04/23	2.048%	3 month LIBOR(1)	(79,161)	—	(79,161)	Barclays Capital Group
3,400	02/25/23	2.053%	3 month LIBOR(1)	(147,276)	—	(147,276)	Morgan Stanley
5,000	02/26/23	2.050%	3 month LIBOR(1)	(217,973)	—	(217,973)	Barclays Capital Group
700	03/22/23	2.051%	3 month LIBOR(1)	(31,965)	—	(31,965)	Barclays Capital Group
2,500	04/09/23	1.923%	3 month LIBOR(1)	(149,607)	—	(149,607)	Barclays Capital Group
1,200	04/11/23	1.924%	3 month LIBOR(1)	(71,873)	—	(71,873)	Barclays Capital Group
6,100	04/18/23	1.890%	3 month LIBOR(1)	(388,436)	—	(388,436)	JPMorgan Chase
3,700	05/16/23	2.038%	3 month LIBOR(1)	(196,001)	—	(196,001)	Barclays Capital Group

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
$800	05/17/23	2.073%	3 month LIBOR(1)	$(39,951)	$—	$(39,951)	Morgan Stanley
11,400	05/28/23	2.158%	3 month LIBOR(1)	(494,435)	—	(494,435)	Bank of Nova Scotia
29,450	05/29/23	2.150%	3 month LIBOR(1)	(1,298,670)	—	(1,298,670)	Morgan Stanley
1,800	05/30/23	2.205%	3 month LIBOR(1)	(70,543)	—	(70,543)	Barclays Capital Group
28,000	06/10/23	2.267%	3 month LIBOR(2)	973,341	—	973,341	UBS Securities
133,200	12/31/23	0.000%	3 month LIBOR(1)	(4,477,235)	—	(4,477,235)	Morgan Stanley
121,000	12/31/23	0.000%	3 month LIBOR(1)	(4,618,162)	—	(4,618,162)	Morgan Stanley
80,800	12/31/23	0.000%	3 month LIBOR(1)	(3,118,807)	—	(3,118,807)	Barclays Capital Group
18,200	12/31/23	0.000%	3 month LIBOR(1)	(689,235)	—	(689,235)	Citigroup Global Markets
11,800	12/31/23	0.000%	3 month LIBOR(1)	(849,942)	—	(849,942)	Credit Suisse First Boston Corp.
10,900	12/31/23	0.000%	3 month LIBOR(1)	(711,480)	—	(711,480)	Citigroup Global Markets
10,600	12/31/23	0.000%	3 month LIBOR(1)	(980,374)	—	(980,374)	Morgan Stanley
5,750	12/31/23	0.000%	3 month LIBOR(1)	(426,891)	—	(426,891)	Barclays Capital Group
5,000	12/31/23	2.355%	3 month LIBOR(1)	(117,922)	—	(117,922)	Barclays Capital Group
3,850	12/31/23	0.000%	3 month LIBOR(1)	72,879	—	72,879	Citigroup Global Markets
3,750	12/31/23	0.000%	3 month LIBOR(1)	(217,367)	—	(217,367)	JPMorgan Chase
3,000	12/31/23	0.000%	3 month LIBOR(1)	(186,530)	—	(186,530)	Barclays Capital Group
2,930	12/31/23	0.000%	3 month LIBOR(1)	46,118	—	46,118	Citigroup Global Markets
2,300	12/31/23	0.000%	3 month LIBOR(1)	(213,930)	—	(213,930)	Barclays Capital Group
2,000	12/31/23	0.000%	3 month LIBOR(1)	(174,869)	—	(174,869)	JPMorgan Chase
1,800	12/31/23	0.000%	3 month LIBOR(1)	(154,863)	—	(154,863)	Barclays Capital Group
1,500	12/31/23	0.000%	3 month LIBOR(1)	(126,996)	—	(126,996)	Barclays Capital Group
1,430	12/31/23	0.000%	3 month LIBOR(1)	(88,644)	—	(88,644)	Barclays Capital Group
1,400	12/31/23	0.000%	3 month LIBOR(1)	(30,459)	—	(30,459)	Barclays Capital Group
1,320	12/31/23	0.000%	3 month LIBOR(1)	(114,595)	—	(114,595)	Barclays Capital Group
1,100	12/31/23	0.000%	3 month LIBOR(1)	(60,910)	—	(60,910)	Barclays Capital Group
800	12/31/23	0.000%	3 month LIBOR(1)	(22,080)	—	(22,080)	Barclays Capital Group
550	12/31/23	0.000%	3 month LIBOR(1)	(14,765)	—	(14,765)	Citigroup Global Markets
430	12/31/23	0.000%	3 month LIBOR(1)	(15,464)	—	(15,464)	Barclays Capital Group
355	12/31/23	0.000%	3 month LIBOR(1)	(9,557)	—	(9,557)	Citigroup Global Markets
245	03/09/27	2.480%	3 month LIBOR(1)	(14,713)	—	(14,713)	Bank of Nova Scotia
150	04/19/27	2.552%	3 month LIBOR(2)	8,396	—	8,396	Barclays Capital Group
100	04/23/27	2.544%	3 month LIBOR(2)	5,737	—	5,737	Barclays Capital Group
400	05/17/27	2.360%	3 month LIBOR(1)	(32,567)	—	(32,567)	Bank of Nova Scotia
420	07/17/27	2.028%	3 month LIBOR(1)	(49,006)	—	(49,006)	Bank of Nova Scotia
10,600	10/30/27	2.306%	3 month LIBOR(1)	(980,564)	—	(980,564)	Barclays Capital Group
20	02/09/42	2.840%	3 month LIBOR(1)	(1,952)	—	(1,952)	Barclays Capital Group

				$(21,384,012)	$—	$(21,384,012)

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
$8,650	06/28/16	0.847%	3 month LIBOR(2)	$—	$(10,337)	$(10,337)
18,780	11/30/17	1.457%	3 month LIBOR(2)	—	(32,787)	(32,787)
18,730	11/30/17	1.417%	3 month LIBOR(2)	—	(2,313)	(2,313)
18,575	11/30/17	1.418%	3 month LIBOR(2)	—	(3,077)	(3,077)
19,430	07/01/20	2.133%	3 month LIBOR(2)	—	4,484	4,484
14,900	06/13/23	2.470%	3 month LIBOR(1)	—	(272,743)	(272,743)
18,200	06/17/23	2.383%	3 month LIBOR(1)	—	(488,206)	(488,206)
6,600	06/17/23	2.370%	3 month LIBOR(2)	—	184,617	184,617
39,200	06/24/23	2.622%	3 month LIBOR(1)	—	(217,076)	(217,076)
58,100	06/25/23	2.609%	3 month LIBOR(1)	—	(368,201)	(368,201)
50,000	06/27/23	2.746%	3 month LIBOR(1)	—	281,328	281,328
17,600	06/26/28	3.300%	3 month LIBOR(1)	—	314,610	314,610

				$—	$(609,701)	$(609,701)

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S.Dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$28,525,955	$—
Commercial Mortgage-Backed Securities	—	58,756,608	—
Corporate Bonds	—	89,757,303	—
Non-Corporate Foreign Agencies	—	6,652,320	—
Sovereigns	—	11,348,802	—
U.S. Government Agency Obligations	—	140,266,067	—
U.S. Treasury Obligations	—	81,865,185	—
Option Purchased	—	387	—
Affiliated Money Market Mutual Fund	374,815,051	—	—
Other Financial Instruments*
Futures Contracts	1,488,700	—	—
Interest Rate Swaps	(609,701)	(21,384,012)	—

Total	$375,694,050	$395,788,615	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Funds	52.8%
U.S. Government Agency Obligations	19.8
U.S. Treasury Obligations	11.5
Commercial Mortgage-Backed Securities	8.3
Banking	4.7
Asset-Backed Securities	4.0
Healthcare & Pharmaceutical	1.6
Sovereigns	1.6
Insurance	1.2
Cable	1.0
Non-Corporate Foreign Agencies	0.9
Chemicals	0.7
Technology	0.7
Energy – Integrated	0.5

Non-Captive Finance	0.5%
Road & Rail	0.4
Energy – Other	0.3
Automotive	0.2
Electric	0.2
Healthcare Insurance	0.2
Media & Entertainment	0.2
Pipelines & Other	0.1
Retailers	0.1

111.5
Liabilities in excess of other assets	(11.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$2,625,265	*	Due to broker — variation margin	$1,746,266	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	5,533,589		Unrealized depreciation on over-the-counter swap agreements	26,917,601
Interest rate contracts	Unaffiliated investments	387		—	—

Total		$8,159,241			$28,663,867

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Swaps	Total
Interest rate contracts	$(2,492)	$6,511	$(871,014)	$238,854	$(628,141)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Swaps	Total
Interest rate contracts	$(24,221)	$1,465,106	$(23,134,416)	$(21,693,531)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Long Position(3)	Futures Short Position(3)	Interest Rate Swaps(4)
$25,128	$2,930	$80,791,983	$61,194,702	$562,683,667

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BOND PORTFOLIO 2023 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$—	$—	$—	$—
Over-the-counter derivatives	5,533,976	(387)	—	5,533,589

				5,533,589

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(457,337)	—	—	(457,337)
Over-the-counter derivatives	(26,917,601)	—	—	(26,917,601)

				(27,374,938)

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives	457,337
Over-the-counter derivatives	21,384,012

Net Amount	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BOND PORTFOLIO 2023 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $425,037,276)	$417,172,627
Affiliated investments (cost $374,815,051)	374,815,051
Receivable for investments sold	25,998,048
Unrealized appreciation on over-the counter swap agreements	5,533,589
Dividends and interest receivable	1,770,531
Prepaid expenses	67

Total Assets	825,289,913

LIABILITIES:
Payable for investments purchased	77,287,203
Unrealized depreciation on over-the counter swap agreements	26,917,601
Payable to custodian	8,070,044
Payable for fund share repurchased	1,649,666
Due to broker-variation margin	457,337
Advisory fees payable	307,271
Accrued expenses and other liabilities	69,481
Distribution fee payable	12,555
Affiliated transfer agent fee payable	417

Total Liabilities	114,771,575

NET ASSETS	$710,518,338

Net assets were comprised of:
Paid-in capital	$739,148,125
Retained earnings	(28,629,787)

Net assets, June 30, 2013	$710,518,338

Net asset value and redemption price per share, $710,518,338 / 72,975,953 outstanding shares of beneficial interest	$9.74

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$1,079,661
Affiliated dividend income	86,065

1,165,726

EXPENSES
Advisory fees	720,848
Distribution fee	91,762
Shareholder servicing fees and expenses	21,910
Custodian and accounting fees	29,000
Audit fee	18,000
Shareholders’ reports	10,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	3,902

Total expenses	911,422

NET INVESTMENT INCOME	254,304

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(128,086)
Futures transactions	(871,014)
Swap agreement transactions	238,854
Options written transactions	6,511

(753,735)

Net change in unrealized appreciation (depreciation) on:
Investments	(8,028,754)
Futures	1,465,106
Swap agreements	(23,134,416)

(29,698,064)

NET LOSS ON INVESTMENTS	(30,451,799)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,197,495)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months ended June 30, 2013	January 3, 2012* through December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$254,304	$(83,760)
Net realized gain (loss) on investment transactions	(753,735)	323,066
Net change in unrealized appreciation (depreciation) on investments	(29,698,064)	1,328,402

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(30,197,495)	1,567,708

FUND SHARE TRANSACTIONS:
Fund share sold [68,143,937 and 15,174,923 shares, respectively]	683,962,994	159,119,120
Fund share repurchased [8,631,960 and 1,710,947 shares, respectively]	(85,806,867)	(18,127,122)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	598,156,127	140,991,998

TOTAL INCREASE IN NET ASSETS	567,958,632	142,559,706
NET ASSETS:
Beginning of period	142,559,706	—

End of period	$710,518,338	$142,559,706

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 63.5% ASSET-BACKED SECURITIES — 3.0%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Series 2012-3, Class A2	Aaa	0.700%		01/15/15	$30	$29,768
Ally Auto Receivables Trust, Series 2013-SN1, Class A2	Aaa	0.740%		05/20/15	500	499,920
Bank of America Credit Card Trust, Series 2006-C5, Class C5	A3	0.593%	(c)	01/15/16	400	399,814
Bank of America Credit Card Trust, Series 2007-B3, Class B3	Aa2	0.393%	(c)	08/15/16	600	598,598
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.943%	(c)	03/15/16	1,750	1,771,976
CarMax Auto Owner Trust, Series 2013-1, Class A2	Aaa	0.420%		03/15/16	50	49,852
CarMax Auto Owner Trust, Series 2013-2, Class A2	AAA(d)	0.420%		06/15/16	100	99,799
Chase Issuance Trust, Series 2003-A7, Class A7	Aaa	4.150%		07/07/17	1,401	1,495,928
Chase Issuance Trust, Series 2012-A3, Class A3	AAA(d)	0.790%		06/15/17	1,000	999,633
Chase Issuance Trust, Series 2012-A7, Class A7	AAA(d)	2.160%		09/15/24	1,000	919,585
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%		10/16/17	1,000	992,641
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	AAA(d)	0.475%	(c)	05/24/18	200	198,849
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	450	461,378
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	Aaa	0.570%		10/15/17	200	198,849
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	Aaa	0.530%		02/16/17	100	99,466
MBNA Credit Card Master Note Trust, Series 2003-C7, Class C7	A3	1.543%	(c)	03/15/16	100	100,181
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2	AAA(d)	0.490%		06/15/15	100	99,789
Nissan Auto Lease Trust, Series 2013-A, Class A2B	Aaa	0.323%	(c)	09/15/15	200	199,417
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.499%	(c)	02/15/18	25	24,868
World Omni Auto Receivables Trust, Series 2013-A, Class A3	AAA(d)	0.640%		04/16/18	200	198,465

TOTAL ASSET-BACKED SECURITIES (cost $9,494,862)						9,438,776

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.1%
Banc of America Commercial Mortgage Trust, Series 2005-2, Class A5	Aaa	4.857%	(c)	07/10/43	25	26,442
Banc of America Commercial Mortgage Trust, Series 2005-3, Class A4	Aa3	4.668%		07/10/43	120	127,064
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2	Aaa	1.813%		09/10/45	50	49,896
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	Aaa	1.987%		04/10/46	100	99,137
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.392%	(c)	07/15/44	426	457,608
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%		03/10/46	1,205	1,206,732
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%	(c)	08/10/42	1,500	1,564,760
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%	(c)	02/15/38	1,792	1,868,804
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	Aaa	4.317%		11/25/19	1,900	2,080,779

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K012, Class A2	Aaa	4.186%	(c)	12/25/20	$1,250	$1,349,266
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	Aaa	3.230%		07/25/21	50	50,708
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	Aaa	2.615%		01/25/23	2,825	2,672,199
Greewich Commercial Capital Funding Corp., Series 2005-GG5, Class A5	Aa2	5.224%	(c)	04/10/37	2,500	2,678,518
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4	Aaa	4.738%		07/15/42	25	26,380
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.367%	(c)	12/15/44	20	21,583
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	25	25,757
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2	Aaa	2.665%		01/15/46	5,300	5,353,000
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A3	Aaa	2.592%		04/15/46	100	97,604
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	Aaa	3.272%		07/15/45	1,000	996,962
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	Aaa	4.747%	(c)	06/12/43	50	52,638
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.872%	(c)	05/12/39	1,275	1,407,576
Morgan Stanley Capital I, Series 2007-HQ11, Class A4	Aaa	5.447%	(c)	02/12/44	50	55,668
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%		01/10/45	20	20,720
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.465%	(c)	12/15/44	20	21,644
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	Aaa	5.919%	(c)	05/15/43	85	94,527
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	Aaa	2.684%		11/15/44	35	36,001
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%		12/15/45	20	19,671

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,552,680)						22,461,644

CORPORATE BONDS — 12.5%
Automotive — 0.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.125%		01/15/20	400	481,829

Banking — 4.6%
American Express Co., Sr. Unsec’d. Notes	A3	1.550%		05/22/18	75	72,812
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	1,565	1,444,991
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22	175	194,258
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%		01/11/23	1,425	1,346,834
Bank of Nova Scotia (Canada), Sec’d. Notes, 144A	Aaa	2.150%		08/03/16	3,810	3,933,063
Citigroup, Inc., Unsec’d. Notes	Baa2	3.375%		03/01/23	1,580	1,511,450
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	10	10,699
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%		01/24/22	175	193,027
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%		03/15/20	1,715	1,860,868
International Finance Corp., Unsec’d. Notes	NR	0.070%		07/25/13	1,000	999,955
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%		09/23/22	210	199,374

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
JPMorgan Chase & Co., Sub. Notes	A3	3.375%	05/01/23	$1,410	$1,312,936
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	3.750%	02/25/23	10	9,563
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	07/28/21	175	186,870
Morgan Stanley, Sub. Notes	Baa2	4.100%	05/22/23	1,470	1,358,161
Wells Fargo & Co., Sub. Notes, MTN	A3	3.450%	02/13/23	15	14,326

					14,649,187

Cable — 1.0%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	2.875%	01/15/23	1,570	1,491,246
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21	10	10,787
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.000%	09/01/21	1,725	1,651,948

					3,153,981

Chemicals — 0.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	10	9,300
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.250%	11/15/20	1,645	1,732,290
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	2.800%	02/15/23	5	4,764
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.625%	01/15/20	750	833,648

					2,580,002

Electric — 0.2%
Nextera Energy Capital, Sr. Unsec’d. Notes	Baa1	3.625%	06/15/23	665	640,529

Energy – Integrated — 0.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.375%	05/10/18	55	53,014
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	750	783,875
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	1,000	1,084,888
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.427%	06/24/20	100	99,430
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23	200	199,030
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	20	23,315

					2,243,552

Energy – Other — 0.2%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	45	44,836
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	150	154,877
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500%	01/15/20	400	491,188

					690,901

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	10	9,336
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	4.125%	01/15/15	800	840,554

					849,890

Healthcare & Pharmaceutical — 1.5%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	2.000%	11/06/18	20	19,393
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	15	15,729
Baxter International, Inc., Sr. Unsec’d. Notes	A3	3.200%	06/15/23	390	382,542
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	2.800%	03/18/23	1,520	1,446,510
Merck & Co., Inc., Sr. Unsec’d. Notes	A2	2.800%	05/18/23	1,505	1,423,905
Mylan Inc, Sr. Unsec’d. Notes, 144A	Baa3	1.800%	06/24/16	95	94,742
Pfizer, Inc., Sr. Unsec’d. Notes	A1	3.000%	06/15/23	735	712,866

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical (continued)
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.250%	02/01/23	$765	$726,840

					4,822,527

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	2.750%	11/15/22	10	9,210
Aetna, Inc., Sr. Unsec’d. Notes	Baa2	3.950%	09/01/20	650	668,851

					678,061

Insurance — 1.1%
Allstate Corp., Sr. Unsec’d. Notes	A3	3.150%	06/15/23	315	305,842
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/01/22	1,305	1,391,031
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	300	347,906
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	500	544,057
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.250%	06/15/23	210	202,908
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.850%	06/24/21	600	637,546
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	10	9,714

					3,439,004

Media & Entertainment — 0.1%
News America, Inc., Gtd. Notes	Baa1	3.000%	09/15/22	300	279,987

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	1,655	1,563,844

Pipelines & Other
Enterprise Products Operating LLC, Sr. Unsec’d. Notes	Baa1	3.350%	03/15/23	150	144,346
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500%	09/01/23	10	9,372
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	10	10,509

					164,227

Road & Rail — 0.4%
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa3	5.125%	04/01/19	1,000	1,149,853

Technology — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	2.400%	05/03/23	1,545	1,432,932
EMC Corp., Sr. Unsec’d. Notes	A1	1.875%	06/01/18	720	711,722

					2,144,654

Tobacco
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	10	13,294

TOTAL CORPORATE BONDS (cost $40,472,368)					39,545,322

NON-CORPORATE FOREIGN AGENCIES — 3.2%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	Aaa	1.625%	07/15/13	1,922	1,922,862
Bank Nederlandse Gemeeten NV (Netherlands), Sr. Unsec’d. Notes, MTN	Aaa	4.375%	07/24/13	352	352,809
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN	Aa1	3.250%	07/15/13	1,000	1,000,891
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	08/15/16	750	740,018
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	Aaa	4.250%	07/15/13	1,000	1,001,209

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

NON-CORPORATE FOREIGN AGENCIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Japan Finance Corp. (Japan), Sr. Unsec’d. Notes	Aa3	2.500%		05/18/16	$800	$836,842
KFW (Germany), Sr. Unsec’d. Notes	Aaa	1.375%		07/15/13	146	146,055
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%		05/23/18	2,536	2,447,240
Landwirtschaftliche Rentenbank (Germany), Sr. Unsec’d. Notes	Aaa	4.125%		07/15/13	1,716	1,718,030

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $10,222,737)						10,165,956

SOVEREIGNS — 3.9%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%		03/21/16	1,500	1,492,244
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%		03/06/15	20	20,027
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	AA(d)	2.750%		03/05/15	1,520	1,570,984
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%		02/14/17	1,500	1,492,650
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.375%		04/25/16	1,500	1,483,800
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%		03/17/16	1,500	1,560,750
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%		05/18/15	1,500	1,498,158
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	0.250%		09/12/15	1,520	1,507,992
Republic of Austria (Austria), Sr. Unsec’d. Notes, RegS	Aaa	1.750%		06/17/16	1,500	1,539,900

TOTAL SOVEREIGNS (cost $12,172,729)						12,166,505

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.6%
Federal Home Loan Banks		0.060%		07/08/13	25,000	24,999,667
Federal Home Loan Banks		0.250%		02/20/15	250	249,647
Federal Home Loan Banks		1.000%		06/21/17	300	295,850
Federal Home Loan Mortgage Corp.		0.875%		03/07/18	300	290,303
Federal Home Loan Mortgage Corp.		1.375%		05/01/20	25	23,689
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	13,820	13,429,958
Federal National Mortgage Association		0.020%		07/23/13	9,890	9,889,874
Federal National Mortgage Association		0.875%		08/28/17-05/21/18	12,525	12,108,161
Federal National Mortgage Association		5.375%		06/12/17	75	86,804
Financing Corp. FICO Strips Principal, Series D-P		1.510%	(s)	09/26/19	250	217,847
Government National Mortgage Association		3.000%		08/20/13	500	493,125
Government National Mortgage Association		3.500%		05/20/43	4,414	4,537,913
Government National Mortgage Association		4.000%		07/22/13	8,000	8,396,250
Residual Funding Corp. Strips Principal		2.130%	(s)	10/15/19	10,100	8,863,851

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $84,737,573)						83,882,939

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bonds(k)		2.750%		08/15/42	100	86,312
U.S. Treasury Bonds		2.750%		11/15/42	260	224,169
U.S. Treasury Bonds		3.125%		02/15/43	80	74,675
U.S. Treasury Bonds		6.125%		11/15/27	95	130,358
U.S. Treasury Inflation Indexed Bonds		0.125%		04/15/18	181	185,756

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Inflation Indexed Bonds	0.125%		01/15/23	$383	$371,218
U.S. Treasury Notes	0.250%		02/28/15	60	59,955
U.S. Treasury Notes	0.250%		03/31/15	55	54,940
U.S. Treasury Notes	0.500%		06/15/16	4,015	3,998,061
U.S. Treasury Notes	0.750%		10/31/17	8,000	7,849,376
U.S. Treasury Notes	1.125%		04/30/20	155	147,395
U.S. Treasury Notes	1.375%		05/31/20	9,700	9,361,257

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,643,026)					22,543,472

TOTAL LONG-TERM INVESTMENTS (cost $202,295,975)					200,204,614

SHORT-TERM INVESTMENTS — 52.2%				Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 47.4%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $149,359,186) (Note 4)(w)				149,359,186	149,359,186

U.S. GOVERNMENT AGENCY OBLIGATION — 4.8%				Principal Amount (000)#
Federal Home Loan Mortgage Corp.(k) (cost $14,998,344)	0.080%	(n)	08/20/13	$15,000	14,998,406

TOTAL SHORT-TERM INVESTMENTS (cost $164,357,530)					164,357,592

TOTAL INVESTMENTS — 115.7% (cost $366,653,505)					364,562,206
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (15.7)%					(49,566,005)

NET ASSETS — 100.0%					$314,996,201

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corporation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s Rating.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects the effective yield at June 30, 2013.

(s)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
245	90 Day Euro Dollar	Sep. 2013	$61,060,617	$61,057,062	$(3,555)
450	5 Year U.S. Treasury Notes	Sep. 2013	54,523,717	54,471,094	(52,623)
4	U.S. Long Bond	Sep. 2013	561,006	543,375	(17,631)
2	U.S. Ultra Bond	Sep. 2013	294,815	294,625	(190)

					(73,999)

Short Positions:
62	2 Year U.S. Treasury Notes	Sep. 2013	13,634,274	13,640,000	(5,726)
479	10 Year U.S. Treasury Notes	Sep. 2013	61,415,862	60,623,438	792,424

					786,698

					$712,699

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$250	03/27/15	0.424%	3 month LIBOR(2)	$(137)	$—	$(137)	Citigroup Global Markets
2,000	08/31/17	0.843%	3 month LIBOR(2)	32,877	—	32,877	Bank of America
40,150	11/30/17	1.107%	3 month LIBOR(2)	489,874	—	489,874	Barclays Capital Group
4,625	11/30/17	1.170%	3 month LIBOR(2)	44,516	—	44,516	Credit Suisse First Boston Corp.
250	02/08/18	0.956%	3 month LIBOR(2)	4,596	—	4,596	Citigroup Global Markets
350	04/09/18	0.860%	3 month LIBOR(1)	(9,230)	—	(9,230)	Barclays Capital Group
14,536	06/10/18	1.205%	3 month LIBOR(2)	218,617	—	218,617	UBS Securities
100	04/02/20	1.460%	3 month LIBOR(1)	(3,591)	—	(3,591)	Barclays Capital Group
550	04/22/20	1.327%	3 month LIBOR(1)	(25,631)	—	(25,631)	Barclays Capital Group
250	01/13/22	1.846%	3 month LIBOR(2)	10,583	—	10,583	Citigroup Global Markets
100	04/03/23	1.995%	3 month LIBOR(2)	5,268	—	5,268	Barclays Capital Group
50	04/04/23	2.018%	3 month LIBOR(1)	(2,536)	—	(2,536)	Barclays Capital Group
60	04/05/23	1.971%	3 month LIBOR(1)	(3,301)	—	(3,301)	Barclays Capital Group
60	04/11/23	1.924%	3 month LIBOR(1)	(3,594)	—	(3,594)	Barclays Capital Group
650	05/01/23	1.840%	3 month LIBOR(1)	(45,194)	—	(45,194)	Barclays Capital Group
800	05/02/23	1.850%	3 month LIBOR(1)	(54,966)	—	(54,966)	Barclays Capital Group
500	05/30/23	2.205%	3 month LIBOR(1)	(19,595)	—	(19,595)	Barclays Capital Group
12,000	06/10/23	2.267%	3 month LIBOR(2)	417,146	—	417,146	UBS Securities
109,000	12/31/24	0.000%	3 month LIBOR(1)	(4,065,915)	—	(4,065,915)	JPMorgan Chase
50,000	12/31/24	0.000%	3 month LIBOR(1)	(2,117,039)	—	(2,117,039)	JPMorgan Chase
37,950	12/31/24	0.000%	3 month LIBOR(1)	(1,588,479)	—	(1,588,479)	Barclays Capital Group
14,600	12/31/24	0.000%	3 month LIBOR(1)	(655,676)	—	(655,676)	Citigroup Global Markets
5,000	12/31/24	0.000%	3 month LIBOR(1)	(376,239)	—	(376,239)	Barclays Capital Group
4,120	12/31/24	0.000%	3 month LIBOR(1)	(339,690)	—	(339,690)	Barclays Capital Group
3,700	12/31/24	0.000%	3 month LIBOR(1)	(309,519)	—	(309,519)	Barclays Capital Group
2,500	12/31/24	0.000%	3 month LIBOR(1)	(144,200)	—	(144,200)	Barclays Capital Group
2,100	12/31/24	0.000%	3 month LIBOR(1)	(172,122)	—	(172,122)	Barclays Capital Group
1,250	12/31/24	0.000%	3 month LIBOR(1)	(66,429)	—	(66,429)	Barclays Capital Group
1,000	12/31/24	0.000%	3 month LIBOR(1)	(83,616)	—	(83,616)	Barclays Capital Group
700	12/31/24	0.000%	3 month LIBOR(1)	(58,712)	—	(58,712)	Barclays Capital Group

				$(8,921,934)	$—	$(8,921,934)

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
$3,810	06/28/16	0.847%	3 month LIBOR(2)	$160	$(4,553)	$(4,713)
8,290	11/30/17	1.457%	3 month LIBOR(2)	187	(14,473)	(14,660)
8,270	11/30/17	1.418%	3 month LIBOR(2)	187	(1,370)	(1,557)
8,270	11/30/17	1.417%	3 month LIBOR(2)	187	(1,021)	(1,208)
9,650	06/19/20	1.741%	3 month LIBOR(2)	208	244,057	243,849
8,570	07/01/20	2.133%	3 month LIBOR(2)	201	1,978	1,777
5,900	06/13/23	2.470%	3 month LIBOR(1)	197	(107,999)	(108,196)
10,000	06/14/23	2.420%	3 month LIBOR(1)	80	(229,926)	(230,006)
9,400	06/17/23	2.383%	3 month LIBOR(1)	225	(252,150)	(252,375)
2,800	06/17/23	2.370%	3 month LIBOR(2)	172	78,322	78,150
22,400	06/24/23	2.622%	3 month LIBOR(1)	329	(124,044)	(124,373)
32,000	06/25/23	2.609%	3 month LIBOR(1)	329	(205,000)	(205,329)
19,400	12/31/24	0.000%	3 month LIBOR(1)	305	109,931	109,626
10,600	06/26/28	3.300%	3 month LIBOR(1)	256	189,481	189,225

				$3,023	$(316,767)	$(319,790)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$9,438,776	$—
Commercial Mortgage-Backed Securities	—	22,461,644	—
Corporate Bonds	—	39,545,322	—
Non-Corporate Foreign Agencies	—	10,165,956	—
Sovereigns	—	12,166,505	—
U.S. Government Agency Obligations	—	98,881,345	—
U.S. Treasury Obligations	—	22,543,472	—
Affiliated Money Market Mutual Fund	149,359,186	—	—
Other Financial Instruments*
Futures Contracts	712,699	—	—
Interest Rate Swaps	(319,790)	(8,921,934)	—

Total	$149,752,095	$206,281,086	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund	47.4%
U.S. Government Agency Obligations	31.4
U.S. Treasury Obligations	7.2
Commercial Mortgage-Backed Securities	7.1
Banking	4.6
Sovereigns	3.9
Non-Corporate Foreign Agencies	3.2
Asset-Backed Securities	3.0
Healthcare & Pharmaceutical	1.5
Insurance	1.1
Cable	1.0
Chemicals	0.8
Energy – Integrated	0.7

Technology	0.7%
Non-Captive Finance	0.5
Road & Rail	0.4
Foods	0.3
Electric	0.2
Energy – Other	0.2
Healthcare Insurance	0.2
Automotive	0.1
Media & Entertainment	0.1
Pipelines & Other	0.1

115.7
Liabilities in excess of other assets	(15.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$1,415,051	*	Due to broker — variation margin	$1,022,142	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	1,223,477		Unrealized depreciation on over-the-counter swap agreements	10,145,411

Total		$2,638,528			$11,167,553

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$(511,416)	$(321,010)	$(832,426)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Swaps	Total
Interest rate contracts	$712,699	$(9,241,724)	$(8,529,025)

For the period ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Futures Long Position(1)	Futures Short Position(1)	Interest Rate Swaps(2)
$58,220,078	$38,370,014	$238,268,000

(1)	Value at Trade Date.

(2)	Notional Amount.

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST BOND PORTFOLIO 2024 (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Offsetting of derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$—	$—	$—	$—
Over-the-counter derivatives	1,223,477	—	—	1,223,477

				1,223,477

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(242,762)	—	—	(242,762)
Over-the-counter derivatives	(10,145,411)	—	—	(10,145,411)

				(10,388,173)

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives	242,762
Over-the-counter derivatives	8,921,934

Net Amount	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST BOND PORTFOLIO 2024 (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $217,294,319)	$215,203,020
Affiliated investments (cost $149,359,186)	149,359,186
Cash	507,823
Receivable for investments sold	7,874,903
Unrealized appreciation on over-the counter swap agreements	1,223,477
Dividends and interest receivable	842,846
Prepaid expenses	230

Total Assets	375,011,485

LIABILITIES:
Payable for investments purchased	48,859,278
Unrealized depreciation on over-the counter swap agreements	10,145,411
Payable for fund share repurchased	540,107
Due to broker-variation margin	242,762
Advisory fees payable	170,824
Accrued expenses and other liabilities	52,123
Distribution fee payable	4,362
Affiliated transfer agent fee payable	417

Total Liabilities	60,015,284

NET ASSETS	$314,996,201

Net assets were comprised of:
Paid-in capital	$326,742,083
Retained earnings	(11,745,882)

Net assets, June 30, 2013	$314,996,201

Net asset value and redemption price per share, $314,996,201 / 34,337,814 outstanding shares of beneficial interest	$9.17

STATEMENT OF OPERATIONS

(Unaudited)

For the Period January 2, 2013* through June 30, 2013

INCOME
Interest income	$151,804
Affiliated dividend income	30,234

182,038

EXPENSES
Advisory fees	157,501
Distribution fee	23,946
Shareholder servicing fees and expenses	733
Custodian and accounting fees	25,000
Audit fee	20,000
Shareholders’ reports	12,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Miscellaneous	2,309

Total expenses	256,489
Less: advisory fee waiver and expense reimbursement	(10,494)

Net expenses	245,995

NET INVESTMENT LOSS	(63,957)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investment transactions	(229,175)
Futures transactions	(511,416)
Swap agreement transactions	(321,010)

(1,061,601)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,091,299)
Futures	712,699
Swap agreements	(9,241,724)

(10,620,324)

NET LOSS ON INVESTMENTS	(11,681,925)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,745,882)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

January 2, 2013* through June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(63,957)
Net realized loss on investment transactions	(1,061,601)
Net change in unrealized appreciation (depreciation) on investments	(10,620,324)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(11,745,882)

FUND SHARE TRANSACTIONS:
Fund share sold [37,474,323 shares]	355,675,106
Fund share repurchased [3,136,509 shares]	(28,933,023)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	326,742,083

TOTAL INCREASE IN NET ASSETS	314,996,201
NET ASSETS:
Beginning of period	—

End of period	$314,996,201

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 99.2%	Shares	Value (Note 2)
Australia — 6.6%
Australand Property Group, REIT	209,600	$665,113
CFS Retail Property Trust Group, REIT	1,062,000	1,936,213
Charter Hall Office, REIT (Escrow Shares)	230,500	—
Charter Hall Retail, REIT	252,466	880,532
Commonwealth Property Office Fund, REIT	1,828,096	1,832,149
Dexus Property Group, REIT	2,965,570	2,892,032
Federation Centres, REIT	703,500	1,524,714
Goodman Group, REIT	837,060	3,721,561
GPT Group, REIT	1,049,020	3,683,461
Investa Office Fund, REIT	698,153	1,854,934
Mirvac Group, REIT	2,016,264	2,951,817
Stockland, REIT	984,089	3,131,250
Westfield Group, REIT	1,255,629	13,151,045

		38,224,821

Austria — 0.2%
Atrium European Real Estate Ltd.	268,355	1,397,209

Brazil — 0.5%
BR Malls Participacoes SA	132,300	1,182,865
Brookfield Incorporacoes SA*	326,498	223,874
Multiplan Empreendimentos Imobiliarios SA	69,713	1,624,924

		3,031,663

Canada — 1.3%
Boardwalk Real Estate Investment Trust, REIT	47,874	2,653,395
Brookfield Office Properties, Inc.	60,706	1,009,554
Canadian Apartment Properties, REIT	21,910	471,866
Chartwell Retirement Residences, REIT	140,854	1,313,852
RioCan Real Estate Investment Trust, REIT	84,685	2,034,791

		7,483,458

Finland — 0.4%
Sponda Oyj	434,289	2,045,387

France — 1.8%
Fonciere des Regions, REIT	45,983	3,446,423
ICADE, REIT	33,325	2,748,888
Klepierre, REIT	112,279	4,424,824

		10,620,135

Germany — 1.7%
Alstria Office REIT AG, REIT*	210,259	2,299,203
DIC Asset AG	159,198	1,581,646
GSW Immobilien AG	75,836	2,930,480
LEG Immobilien GmbH	30,065	1,565,356
Prime Office REIT-AG, REIT*	269,961	1,251,627

		9,628,312

Hong Kong — 9.5%
Cheung Kong Holdings Ltd.	584,000	7,874,906
China Overseas Land & Investment Ltd.	302,000	786,243
China Resources Land Ltd.	320,000	869,391
Hang Lung Properties Ltd.	1,541,000	5,337,760
Henderson Land Development Co. Ltd.	825,000	4,899,575
Hongkong Land Holdings Ltd.	792,000	5,441,040
Hysan Development Co. Ltd.	211,000	910,916
Kerry Properties Ltd.	280,000	1,091,564
Link REIT (The), REIT	1,068,300	5,242,873
New World China Land Ltd.	1,204,000	462,073

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Sino Land Co. Ltd.	2,700,400	$3,775,629
Sun Hung Kai Properties Ltd.	1,099,000	14,113,406
Swire Properties Ltd.	175,400	516,387
Wharf Holdings Ltd. (The)	104,000	868,027
Wheelock & Co. Ltd.	616,000	3,073,447

		55,263,237

Japan — 17.0%
Activia Properties, Inc., REIT	423	3,329,896
Aeon Mall Co. Ltd.	211,100	5,236,964
Daito Trust Construction Co. Ltd.	52,100	4,908,848
Daiwa House Industry Co. Ltd.	245,000	4,563,623
GLP J-Reit, REIT	541	528,453
Hulic Co. Ltd.	212,000	2,274,414
Japan Logistics Fund, Inc., REIT	83	761,407
Japan Real Estate Investment Corp., REIT	377	4,211,376
Japan Retail Fund Investment Corp., REIT	769	1,606,554
Mitsubishi Estate Co. Ltd.	868,000	23,109,527
Mitsui Fudosan Co. Ltd.	678,000	19,933,233
Nippon Building Fund, Inc., REIT	401	4,644,183
Nippon Prologis REIT, Inc., REIT	307	2,663,916
Nomura Real Estate Holdings, Inc.	124,900	2,759,005
NTT Urban Development Corp.	2,814	3,453,911
Sumitomo Realty & Development Co. Ltd.	233,000	9,286,004
Tokyo Tatemono Co. Ltd.	274,000	2,279,969
Tokyu Land Corp.	160,000	1,464,632
United Urban Investment Corp., REIT	1,374	1,854,908

		98,870,823

Netherlands — 3.9%
Corio NV, REIT	108,014	4,298,740
Eurocommercial Properties NV, REIT	97,996	3,597,073
Unibail-Rodamco SE, REIT	49,661	11,566,245
Wereldhave NV, REIT	44,728	2,904,111

		22,366,169

Norway — 0.2%
Norwegian Property ASA	887,468	1,125,815

Singapore — 3.5%
Ascendas Real Estate Investment Trust, REIT	1,491,000	2,612,954
Cache Logistics Trust, REIT	1,468,000	1,444,153
CapitaLand Ltd.	1,753,000	4,235,216
CapitaMalls Asia Ltd.	1,151,000	1,650,822
CDL Hospitality Trusts, REIT	547,000	731,946
Global Logistic Properties Ltd.	1,624,000	3,512,825
Keppel REIT, REIT	3,246,250	3,309,416
Mapletree Commercial Trust, REIT	1,106,000	1,030,740
Mapletree Industrial Trust, REIT	2,010,280	2,089,146

		20,617,218

Sweden — 0.3%
Hufvudstaden AB (Class A Stock)	152,117	1,819,678

United Kingdom — 4.2%
Big Yellow Group PLC, REIT	533,542	3,127,892
British Land Co. PLC, REIT	782,890	6,744,316
Great Portland Estates PLC, REIT	128,159	1,034,322
Hammerson PLC, REIT	908,095	6,733,270
Land Securities Group PLC, REIT	320,726	4,307,613

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Segro PLC, REIT	571,447	$2,424,254

		24,371,667

United States — 48.1%
American Assets Trust, Inc., REIT	63,756	1,967,510
American Campus Communities, Inc., REIT	100,213	4,074,661
Apartment Investment & Management Co. (Class A Stock), REIT	187,847	5,642,924
Associated Estates Realty Corp., REIT(a)	147,211	2,367,153
AvalonBay Communities, Inc., REIT	74,975	10,114,877
BioMed Realty Trust, Inc., REIT	237,870	4,812,110
Boston Properties, Inc., REIT	92,948	9,803,226
Camden Property Trust, REIT	64,850	4,483,729
CBL & Associates Properties, Inc., REIT	153,831	3,295,060
Chesapeake Lodging Trust, REIT	117,474	2,442,284
Corporate Office Properties Trust, REIT	121,700	3,103,350
Cousins Properties, Inc., REIT	115,922	1,170,812
CubeSmart, REIT	202,959	3,243,285
DCT Industrial Trust, Inc., REIT(a)	357,449	2,555,760
DDR Corp., REIT(a)	222,226	3,700,063
Douglas Emmett, Inc., REIT	135,711	3,385,989
Duke Realty Corp., REIT	205,705	3,206,941
Equity Residential, REIT	66,522	3,862,267
Essex Property Trust, Inc., REIT	25,877	4,112,373
Excel Trust, Inc., REIT	106,948	1,370,004
Extra Space Storage, Inc., REIT	106,900	4,482,317
General Growth Properties, Inc., REIT	442,015	8,782,838
Glimcher Realty Trust, REIT	230,422	2,516,208
HCP, Inc., REIT	54,750	2,487,840
Health Care REIT, Inc., REIT	211,683	14,189,112
Healthcare Realty Trust, Inc., REIT	8,611	219,582
Home Properties, Inc., REIT	18,555	1,212,940
Host Hotels & Resorts, Inc., REIT	592,610	9,997,331
Hudson Pacific Properties, Inc., REIT	142,178	3,025,548
Kimco Realty Corp., REIT(a)	314,969	6,749,786
Kite Realty Group Trust, REIT	260,102	1,568,415
Liberty Property Trust, REIT(a)	127,990	4,730,510
LTC Properties, Inc., REIT	57,435	2,242,837
Macerich Co. (The), REIT	126,795	7,730,691
Mack-Cali Realty Corp., REIT(a)	191,487	4,689,517
ProLogis, Inc., REIT	407,086	15,355,284
Public Storage, REIT	109,953	16,859,094
Regency Centers Corp., REIT	75,272	3,824,570
Simon Property Group, Inc., REIT	176,288	27,839,401
SL Green Realty Corp., REIT(a)	101,605	8,960,545
Sovran Self Storage, Inc., REIT	69,328	4,491,761
Strategic Hotels & Resorts, Inc., REIT*	735,722	6,518,497
Sunstone Hotel Investors, Inc., REIT*	403,008	4,868,337
UDR, Inc., REIT	364,170	9,282,693
Ventas, Inc., REIT	195,629	13,588,390
Vornado Realty Trust, REIT	106,237	8,801,735
Weingarten Realty Investors, REIT	182,381	5,611,863

		279,342,020

TOTAL COMMON STOCKS (cost $521,037,133)		576,207,612

PREFERRED STOCK	Shares	Value (Note 2)
Sweden
Klovern AB, (PRFC) (cost $175,341)	9,225	$191,766

TOTAL LONG-TERM INVESTMENTS (cost $521,212,474)		576,399,378

SHORT-TERM INVESTMENT — 3.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $19,282,386; includes $17,772,090 of cash collateral for securities on loan)(b)(w) (Note 4)	19,282,386	19,282,386

TOTAL INVESTMENTS — 102.5% (cost $540,494,860)		595,681,764
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(14,536,464)

NET ASSETS — 100.0%		$581,145,300

The following abbreviations are used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,869,427; cash collateral of $17,772,090 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$38,224,821	$—
Austria	1,397,209	—	—
Brazil	3,031,663	—	—
Canada	7,483,458	—	—
Finland	—	2,045,387	—
France	—	10,620,135	—
Germany	3,864,559	5,763,753	—
Hong Kong	5,441,040	49,822,197	—
Japan	—	98,870,823	—
Netherlands	3,597,073	18,769,096	—
Norway	—	1,125,815	—
Singapore	—	20,617,218	—
Sweden	—	1,819,678	—
United Kingdom	—	24,371,667	—
United States	279,342,020	—	—
Preferred Stock – Sweden	—	191,766	—
Affiliated Money Market Mutual Fund	19,282,386	—	—

Total	$323,439,408	$272,242,356	$—

Fair Value of Level 2 investments at 12/31/12 was $254,179,233. An amount of $5,932,164 was transferred from Level 1 into Level 2 at 06/30/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Retail REITs	22.4%
Diversified Real Estate Activities	17.8
Specialized REITs	15.6
Diversified REITs	10.3
Office REITs	10.0
Residential REITs	8.3
Real Estate Operating Companies	6.5

Industrial REITs	5.9%
Affiliated Money Market Mutual Fund (3.1% represents investments purchased with collateral from securities on loan)	3.3
Real Estate Development	2.4

102.5
Liabilities in excess of other assets	(2.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2013, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$(4,888)

For the period ended June 30, 2013, the Portfolio did not have any unrealized appreciation or (depreciation) on derivatives recognized in income.

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$16,869,427	$—	$—	$16,869,427

Collateral Amount Pledged/(Received):
Securities on loan	(16,869,427)

Net Amount	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST GLOBAL REAL ESTATE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $16,869,427:
Unaffiliated investments (cost $521,212,474)	$576,399,378
Affiliated investments (cost $19,282,386)	19,282,386
Foreign currency, at value (cost $87,044)	87,190
Dividends receivable	2,121,408
Receivable for investments sold	1,621,951
Tax reclaim receivable	656,312
Receivable for fund share sold	11,636
Prepaid expenses	416

Total Assets	600,180,677

LIABILITIES:
Payable to broker for collateral for securities on loan	17,772,090
Payable for investments purchased	578,322
Payable for fund share repurchased	338,214
Advisory fees payable	227,294
Accrued expenses and other liabilities	112,770
Distribution fee payable	6,270
Affiliated transfer agent fee payable	417

Total Liabilities	19,035,377

NET ASSETS	$581,145,300

Net assets were comprised of:
Paid-in capital	$570,448,471
Retained earnings	10,696,829

Net assets, June 30, 2013	$581,145,300

Net asset value and redemption price per share, $581,145,300 / 60,445,185 outstanding shares of beneficial interest	$9.61

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $424,023 foreign withholding tax)	$8,259,236
Affiliated income from securities lending, net	12,393
Affiliated dividend income	9,448

8,281,077

EXPENSES
Advisory fees	3,004,655
Distribution fee	216,673
Custodian and accounting fees	100,000
Shareholder servicing fees and expenses	87,531
Audit fee	20,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Insurance expenses	2,000
Shareholders’ reports	2,000
Loan interest expense (Note 7)	1,513
Miscellaneous	14,088

Total expenses	3,471,460
Less: shareholder servicing fee waiver	(9,684)

Net expenses	3,461,776

NET INVESTMENT INCOME	4,819,301

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	16,058,692
Foreign currency transactions	(20,616)

16,038,076

Net change in unrealized appreciation (depreciation) on:
Investments	(11,175,874)
Foreign currencies	(30,570)

(11,206,444)

NET GAIN ON INVESTMENTS	4,831,632

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,650,933

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,819,301	$7,704,859
Net realized gain on investment and foreign currency transactions	16,038,076	20,581,291
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(11,206,444)	70,786,352

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,650,933	99,072,502

DISTRIBUTIONS	—	(7,558,884)

FUND SHARE TRANSACTIONS:
Fund share sold [5,962,411 and 29,901,394 shares, respectively]	58,396,095	254,119,989
Fund share issued in reinvestment of distributions [0 and 937,827 shares, respectively]	—	7,558,884
Fund share repurchased [3,652,216 and 15,198,968 shares, respectively]	(34,962,423)	(126,792,677)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	23,433,672	134,886,196

TOTAL INCREASE IN NET ASSETS	33,084,605	226,399,814
NET ASSETS:
Beginning of period	548,060,695	321,660,881

End of period	$581,145,300	$548,060,695

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.3%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) — 4.5%
Airlines — 0.2%
Delta Airlines, Inc., Term Loan B-1	Ba1	4.000%	10/18/18	$1,995	$1,990,731

Automotive
Wild Horse Resources, Term Loan B	B1	6.750%	05/28/19	557	553,661

Building Materials
Roofing Supply Group LLC, Initial Term Loan	B3	5.000%	05/13/19	67	66,511
Roofing Supply Group LLC, Term Loan	B3	5.000%	05/31/19	57	56,160

					122,671

Chemicals — 0.2%
Arizona Chemicals U.S., Inc., Term Loan	Ba3	5.250%	12/22/17	332	333,498
Arizona Chemicals U.S., Inc., Term Loan	Ba3	6.250%	12/22/17	21	20,718
Cristal Inorganic Chemicals, Inc., Loan (Second Lien)	B1	6.026%	11/15/14	832	831,006
DuPont Performance Coatings, Initial Term Loan	B1	4.750%	02/01/20	737	736,148
Tronox Finance LLC, Term Loan	Ba2	4.500%	03/19/20	249	249,792

					2,171,162

Consumer Products — 0.1%
Aot Holdings (Serta Simmons), Term Loan	B1	6.000%	10/01/19	2	2,296
Serta Simmons Holdings LLC, Term Loan	B1	5.000%	10/01/19	915	913,639

					915,935

Consumer Services
Realogy Corp., Extended Synthetic Commitment Loan	B1	4.454%	10/10/16	73	72,537
Realogy Corp., Synthetic Commitment Loan	B1	3.204%	10/10/13	9	8,737
Sourcehov LLC, Term Loan, Term Loan (Second Lien)	Caa1	8.750%	04/30/19	200	201,200
St. George’s University Scholastic Services LLC, Term Loan	B2	8.500%	12/20/17	261	261,577

					544,051

Diversified Manufacturing — 0.1%
Hudson Products Holdings, Inc., Term Loan 2012	B2	5.250%	06/07/17	1,696	1,704,744

Electric — 0.3%
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending)	Caa3	4.357%	10/10/14	3,603	2,574,070
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)	Caa3	4.775%	10/10/17	903	629,253
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Non-Extending)	Caa3	4.693%	10/10/17	1,847	1,286,658

					4,489,981

Entertainment — 0.1%
IntraWest Holdings S.A.R.L., Term Loan (First Lien)	B+(d)	7.000%	12/04/17	522	525,859
Warner Music Group, Term Loan B	Ba3	3.750%	07/01/20	190	188,575

					714,434

Gaming — 0.5%
Caesars Entertainment Operating Co., Inc., Term Loan B-1	B3	5.443%	01/28/18	3,884	3,427,771

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

BANK LOANS(c) (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gaming (continued)
CCM Merger, Inc., Term Loan	B2	5.000%	03/01/17	$473	$474,947
Graton Economic Development Authority, Closing Date Term Loan B	B3	9.000%	08/22/18	375	389,689
Jacobs Entertainment, Inc., Tranche Term Loan B (First Lien)	B2	6.250%	10/29/18	264	263,661
Mohegan Tribal Gaming Authority, Term Loan	B3	9.000%	03/31/16	675	691,315
ROC Finance LLC, Term Loan	B1	5.750%	05/22/19	485	484,191
Scientific Games International (Bl), Term Loan	Ba2	4.250%	09/30/20	650	640,830
Station Casinos, Term Loan	B1	5.000%	03/01/20	898	896,628

					7,269,032

Healthcare
inVentiv Health, Inc., Consolidated Term Loan	B2	7.500%	08/04/16	275	269,786

Independent Energy — 0.1%
NFR Energy LLC, Term Loan (Second Lien)	Caa1	8.750%	12/31/18	667	663,334
Rice Energy, Term Loan (Second Lien)	NR	8.500%	10/25/18	237	236,314

					899,648

Media – Non Cable — 0.9%
Barrington Broadcasting Group LLC, Tranche 2 Term Loan	B2	7.500%	06/14/17	308	306,863
Clear Channel Communications, Inc., Term Loan B	Caa1	3.845%	01/29/16	3,367	3,069,894
Clear Channel Communications, Inc., Tranche D Term Loan	Caa1	6.945%	01/23/19	1,613	1,470,774
Entercom Communications Corp., Term Loan B-1	Ba3	5.000%	11/23/18	277	279,344
Entercom Communications Corp., Term Loan B-1	Ba3	6.000%	11/23/18	3	2,619
Hubbard Radio LLC, Tranche Term Loan 1	B1	4.500%	04/29/19	403	403,910
McGraw-Hill Global Education LLC, Term Loan B	B2	9.000%	03/22/19	383	376,241
MTL Publishing LLC, Term Loan	Ba3	4.250%	06/29/18	236	235,715
MTL Publishing LLC, Term Loan B	Ba3	4.250%	06/29/18	62	61,945
NEP Broadcasting, Term Loan (Second Lien)	Caa1	9.500%	07/22/20	156	159,625
R.H. Donnelley, Inc., Term Loan	CCC+(d)	9.750%	12/31/16	905	682,523
Radio One, Inc., Term Loan	B2	7.500%	03/31/16	1,230	1,253,012
Tl Acquisitions, Inc., Term Loan	Caa2	2.700%	07/03/14	1,298	965,874
Univision Communications, Inc., Term Loan	B2	4.500%	03/01/20	2,691	2,663,532
Univision Communications, Inc., Term Loan C-3	B2	4.000%	03/01/20	329	322,591
Vertis, Inc., Term Loan	NR	14.000%	12/21/15(g)	1,323	42,997

					12,297,459

Metals & Mining — 0.2%
Arch Coal, Inc., Term Loan	Ba3	5.750%	05/16/18	872	867,380
FMG Resources Pty Ltd., Term Loan	Ba1	5.250%	10/18/17	1,236	1,227,359
Noranda Aluminum Acquisition Corp., Term Loan	B1	5.750%	02/28/19	597	583,545

					2,678,284

Oil & Gas Services
Stallion Oilfield, Term Loan	B3	8.000%	06/11/18	409	409,592

Other Industrials
Edwards Ltd., Term Loan	B2	4.750%	03/26/20	475	474,751

Packaging — 0.1%
Reynolds Group Holdings, Inc., U.S. Term Loan	B1	4.750%	09/28/18	662	663,067

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

BANK LOANS(c) (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Refining
Alon USA Partners, LP, Tranche Term Loan B	B2	9.250%	11/13/18	$205	$212,198

Retailers — 0.4%
Gymboree Corp., Term Loan 2011	B2	5.000%	02/23/18	2,122	2,039,482
J.C. Penney Corp., Inc. (Bl), Term Loan	B2	6.000%	05/21/18	1,750	1,750,000
Rite Aid Corp., Term Loan	B3	5.250%	06/21/21	1,417	1,411,355
Rite Aid Corp., Term Loan (Second Lien)	B3	5.750%	08/21/20	185	187,313
Wendy’s International (Bl), Term B Loan	B1	3.250%	07/31/13	342	340,555

					5,728,705

Semiconductors
Freescale Semiconductor, Inc., Term Loan	NR	5.000%	01/30/20	1	1,239

Supermarkets — 0.2%
SUPERVALU, Inc., Term Loan	B1	5.000%	03/21/19	1,005	997,712
SUPERVALU, Inc., Term Loan 2013	Caa1	7.000%	03/18/19	1,602	1,589,877

					2,587,589

Technology — 0.9%
Alcatel-Lucent USA, Inc., U.S. Term Loan	B1	7.250%	01/30/19	621	625,797
Attachmate Corp., Term Loan (First Lien)	B1	7.250%	11/22/17	426	425,293
Attachmate Corp., Term Loan (First Lien)	B1	8.000%	11/22/17	25	25,002
Avaya, Inc., Term Loan B-3	B1	4.773%	10/26/17	970	848,005
Avaya, Inc., Term Loan B-5	B1	8.000%	03/31/18	497	465,116
CDW Corp., Term Loan	Ba3	3.500%	04/29/20	773	761,954
Ceridian Corp., Extended U.S. Term Loan	B1	5.942%	05/09/17	239	239,467
First Data Corp., Term Loan 2018-B	B1	4.193%	09/24/18	724	704,910
Freescale Semiconductor, Inc., Tranche Term Loan B-4	B1	5.000%	03/01/20	499	494,296
Go Daddy Operating Co. LLC, Tranche Term Loan B-2	Ba3	4.250%	12/17/18	983	976,055
Infor US, Inc., Tranche Term Loan B-2	Ba3	5.250%	04/05/18	560	560,438
Kronos, Inc., Term Loan(n)	Ba3	1.340%	04/30/20	3,000	3,090,000
NXP BV/NXP Funding LLC, Tranche Loan C	B1	4.750%	01/10/20	438	443,137
RedPrairie, Term Loan	B1	6.750%	12/14/18	852	854,722
RP Crown Parent LLC, Term Loan	Caa1	6.750%	12/23/19	750	772,500
Syniverse Holdings, Inc., Term Loan	B1	4.000%	04/23/19	944	939,280

					12,225,972

Transportation Services — 0.1%
Navios Maritime Partners, Term Loan	Ba3	4.750%	06/28/18	295	291,313
Ozburn-Hessey Logistics (Bl), Term Loan	B2	6.750%	05/22/19	200	198,250
State Class Tankers II LLC Tl, Term Loan	NR	7.000%	07/01/20	225	223,313

					712,876

Wireless — 0.1%
Cricket Communications, Inc., Term Loan	Ba3	4.750%	03/01/20	879	870,482

Wirelines
Integra Telecom Holdings, Inc. (Bl), Term Loan	B2	5.250%	02/22/19	183	183,596
Zayo Group, Term Loan	NR	4.750%	07/02/19	1	628

					184,224

TOTAL BANK LOANS (cost $63,012,480)					60,692,274

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS — 91.6%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Aerospace/Defense — 1.2%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20(a)	$4,000	$4,240,000
Bombardier, Inc. (Canada), Sr. Notes, 144A	Ba2	6.125%	01/15/23	1,466	1,455,005
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	5.750%	03/15/22	1,325	1,315,063
Esterline Technologies Corp., Gtd. Notes	Ba2	7.000%	08/01/20	1,000	1,072,500
Sequa Corp., Gtd. Notes, 144A	Caa1	7.000%	12/15/17	2,500	2,475,000
TransDigm, Inc., Gtd. Notes	Caa1	7.750%	12/15/18	3,225	3,394,313
TransDigm, Inc., Sr. Sub. Debs., 144A	Caa1	7.500%	07/15/21	2,200	2,249,500

					16,201,381

Airlines — 0.5%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	B1	7.875%	01/02/20(g)	929	985,233
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	B1	9.558%	03/01/21	643	720,533
Continental Airlines 2005-ERJ1 Pass-Through Trust, Pass-Through Certificates	B1	9.798%	04/01/21(a)	3,146	3,633,111
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	Baa3	9.750%	07/15/18	782	899,715
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	B1	6.750%	06/03/21	525	546,000
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates	B1	5.375%	05/15/23	120	117,900

					6,902,492

Automobiles — 0.2%
General Motors Financial Co., Inc., Sr. Unsec’d. Notes, 144A	Ba3	2.750%	05/15/16	574	564,673
General Motors Financial Co., Inc., Sr. Unsec’d. Notes, 144A	Ba3	3.250%	05/15/18(a)	463	450,267
General Motors Financial Co., Inc., Sr. Unsec’d. Notes, 144A	Ba3	4.250%	05/15/23	400	372,500
TRW Automotive, Inc., Series 144A, Gtd. Notes, 144A	Ba2	7.250%	03/15/17	942	1,066,815

					2,454,255

Automotive — 1.9%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250%	01/15/17	300	323,250
American Axle & Manufacturing, Inc., Gtd. Notes	B2	6.250%	03/15/21(a)	925	940,031
American Axle & Manufacturing, Inc., Gtd. Notes	B2	6.625%	10/15/22(a)	1,200	1,218,000
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	B1	8.000%	06/15/19(a)	1,665	1,816,931
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	B1	8.250%	06/15/21	4,087	4,511,026
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.500%	02/15/19(a)	3,075	3,271,031
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.750%	02/15/21(a)	2,300	2,443,750
Delphi Corp., Gtd. Notes	Ba1	5.875%	05/15/19	600	637,500
Delphi Corp., Gtd. Notes	Ba1	6.125%	05/15/21	1,050	1,144,500
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	7.000%	05/15/22(a)	938	961,450
J.B. Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	B2	9.000%	04/01/22	1,127	1,183,350
Lear Corp., Gtd. Notes	Ba2	7.875%	03/15/18	2,478	2,645,265
Lear Corp., Gtd. Notes	Ba2	8.125%	03/15/20	720	788,400
LKQ Corp., Gtd. Notes, 144A	Ba3	4.750%	05/15/23	375	358,125
Meritor, Inc., Gtd. Notes	B3	6.750%	06/15/21	900	859,500

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Automotive (continued)
Schaeffler Finance BV (Netherlands), Sr. Sec’d. Notes, 144A	Ba3	4.750%		05/15/21(a)	$1,775	$1,686,250
Titan International, Inc., Sr. Sec’d. Notes, 144A	B1	7.875%		10/01/17	668	701,400
UCI International, Inc., Gtd. Notes	B3	8.625%		02/15/19	260	265,200

						25,754,959

Banking — 1.7%
Ally Financial, Inc., Gtd. Notes	B1	5.500%		02/15/17(a)	475	496,285
Ally Financial, Inc., Gtd. Notes	B1	6.250%		12/01/17	755	807,676
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20	875	1,008,437
Ally Financial, Inc., Gtd. Notes	B1	8.000%		03/15/20(a)	2,050	2,380,563
Ally Financial, Inc., Gtd. Notes	B1	8.000%		11/01/31(a)	3,320	3,992,300
Amsouth Bancorp, Sub. Debs	Ba2	6.750%		11/01/25	955	1,015,242
Bank of America Corp., Jr. Sub. Notes	B1	8.000%	(c)	12/31/49	3,591	3,999,476
Bank of America Corp., Jr. Sub. Notes	B1	8.125%	(c)	12/31/49(a)	550	618,750
Barclays Bank PLC (United Kingdom), Sub. Notes	BBB-(d)	7.625%		11/21/22	10	9,813
Barclays Bank PLC (United Kingdom), Sub. Notes, 144A	Baa3	10.179%		06/12/21(a)	1,090	1,382,327
Citigroup, Inc., Jr. Sub. Notes	B1	5.950%	(c)	12/31/49	507	504,516
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	Ba3	7.648%	(c)	12/31/49	1,200	1,098,000
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba2	6.125%		12/15/22	2,375	2,259,979
Royal Bank of Scotland PLC (The) (United Kingdom), Sub. Notes	BBB-(d)	9.500%		03/16/22	226	249,775
Wachovia Capital Trust III, Ltd. Gtd. Notes	Baa3	5.570%	(c)	12/31/49(a)	3,025	2,968,281
Wells Fargo & Co., Jr. Sub. Notes	Baa3	7.980%	(c)	12/31/49(a)	365	412,450

						23,203,870

Brokerage — 0.3%
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A	A(d)	4.750%		02/15/23	1,200	1,269,424
E*TRADE Financial Corp., Sr. Unsec’d. Notes	B2	6.000%		11/15/17(a)	230	232,300
E*TRADE Financial Corp., Sr. Unsec’d. Notes	B2	6.375%		11/15/19	520	527,800
Jefferies LoanCore LLC/JLC Finance Corp., Sr. Unsec’d. Notes, 144A	B2	6.875%		06/01/20	825	800,250
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	Ba1	5.625%		03/15/20(a)	575	595,125
Oppenheimer Holdings, Inc., Sr. Sec’d. Notes	B2	8.750%		04/15/18	310	326,275

						3,751,174

Building Materials — 1.7%
Boise Cascade Co., Gtd. Notes	B2	6.375%		11/01/20	232	234,900
Building Materials Corp. of America, Sr. Notes, 144A	Ba3	6.875%		08/15/18(a)	950	1,002,250
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A	Baa3	7.000%		02/15/20	2,500	2,662,500
Cemex Espana Luxembourg (Spain), Sr. Sec’d. Notes, 144A	B(d)	9.250%		05/12/20(a)	1,500	1,582,500
Cemex Espana Luxembourg (Spain), Sr. Sec’d. Notes, 144A	B(d)	9.875%		04/30/19	2,150	2,322,000
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B(d)	9.375%		10/12/22(a)	1,565	1,705,850
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B(d)	9.500%		12/14/16	1,725	1,824,187

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Building Materials (continued)
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	B(d)	5.875%	03/25/19(a)	$665	$645,050
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	B(d)	9.000%	01/11/18(a)	1,400	1,470,000
Grupo Cementos de Chihuahua SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	B(d)	8.125%	02/08/20	200	206,194
HD Supply, Inc., Gtd. Notes	Caa2	10.500%	01/15/21(a)	522	540,270
HD Supply, Inc., Sr. Sec’d. Notes	B1	8.125%	04/15/19(a)	560	613,200
HD Supply, Inc., Sr. Unsec’d. Notes, 144A	Caa1	7.500%	07/15/20	1,860	1,883,250
Lafarge SA (France), Sr. Unsec’d. Notes	Ba1	7.125%	07/15/36	600	624,000
Masco Corp., Sr. Unsec’d. Notes	Ba3	5.850%	03/15/17	25	26,375
Masco Corp., Sr. Unsec’d. Notes	Ba3	5.950%	03/15/22	870	913,500
Masco Corp., Sr. Unsec’d. Notes	Ba3	7.125%	03/15/20	51	56,865
Masonite International Corp. (Canada), Gtd. Notes, 144A	B3	8.250%	04/15/21	860	926,650
Nortek, Inc., Gtd. Notes	Caa1	8.500%	04/15/21	502	537,140
Roofing Supply Group LLC/Roofing Supply Finance, Inc., Gtd. Notes, 144A	Caa1	10.000%	06/01/20	615	665,737
RSI Home Products, Inc., Sec’d. Notes, 144A	B1	6.875%	03/01/18	200	204,500
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba3	6.500%	12/01/16	290	313,925
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba3	7.000%	06/15/18	50	54,250
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba3	7.500%	06/15/21(a)	2,048	2,293,760

					23,308,853

Chemicals — 3.0%
Ashland, Inc., Gtd. Notes, 144A	Ba1	4.750%	08/15/22(a)	1,125	1,113,750
Ashland, Inc., Gtd. Notes, 144A	Ba1	4.750%	08/15/22	950	940,500
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.000%	03/15/16	578	580,890
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.875%	04/15/18	1,637	1,620,630
Axiall Corp., Gtd. Notes, 144A	Ba3	4.875%	05/15/23	425	403,750
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A	BBB-(d)	8.100%	03/15/27(a)	685	867,103
Celanese US Holdings LLC, Gtd. Notes	Ba2	4.625%	11/15/22	1,050	1,030,313
Chemtura Corp., Gtd. Notes	B1	7.875%	09/01/18	875	947,187
Eagle Spinco, Inc., Gtd. Notes, 144A	Ba3	4.625%	02/15/21	875	840,000
Hexion US Finance Corp., Sr. Sec’d. Notes, 144A	B1	6.625%	04/15/20	1,275	1,271,813
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes	Caa1	9.000%	11/15/20(a)	3,810	3,638,550
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	B3	8.875%	02/01/18(a)	400	408,000
Ineos Group Holdings SA (Luxembourg), Gtd. Notes, 144A	Caa1	6.125%	08/15/18(a)	1,124	1,073,420
JM Huber Corp., Sr. Notes, 144A	Ba3	9.875%	11/01/19	435	487,200
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	2,000	2,140,000
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa2	6.000%	11/15/21	800	898,965
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.375%	11/01/16	1,100	1,163,250
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.375%	10/15/19	1,310	1,306,725
OMNOVA Solutions, Inc., Gtd. Notes	B2	7.875%	11/01/18	560	582,400
Orion Engineered Carbons Finance & Co. SCA (Germany), Gtd. Notes, PIK, 144A	Caa1	9.250%	08/01/19	1,125	1,125,000
PetroLogistics LP/PetroLogistics Finance Corp., Gtd. Notes, 144A	B2	6.250%	04/01/20	2,237	2,192,260
PolyOne Corp., Sr. Unsec’d. Notes	Ba3	7.375%	09/15/20(a)	984	1,062,720

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
PolyOne Corp., Sr. Unsec’d. Notes, 144A	Ba3	5.250%	03/15/23(a)	$1,092	$1,075,620
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	B1	6.500%	04/15/21	1,900	1,881,000
Rockwood Specialties Group, Inc., Gtd. Notes	Ba2	4.625%	10/15/20(a)	900	904,500
Taminco Global Chemical Corp., Sec’d. Notes, 144A	Caa1	9.750%	03/31/20(a)	3,725	4,148,719
TPC Group, Inc., Sr. Sec’d. Notes, 144A	B3	8.750%	12/15/20	1,950	1,993,875
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A	B1	8.750%	02/01/19(a)	1,535	1,465,925
Tronox Finance LLC, Gtd. Notes, 144A	B2	6.375%	09/30/13	2,438	2,297,815
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	Caa1	7.375%	05/01/21(a)	725	739,500

					40,201,380

Construction Machinery — 2.0%
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	6.500%	07/15/22	2,000	2,085,000
Case New Holland, Inc., Gtd. Notes	Ba2	7.875%	12/01/17(a)	1,825	2,066,813
Columbus Mckinnon Corp., Gtd. Notes	B1	7.875%	02/01/19	620	657,200
H&E Equipment Services, Inc., Gtd. Notes	B3	7.000%	09/01/22	2,250	2,345,625
Manitowoc Co., Inc. (The), Gtd. Notes	B3	5.875%	10/15/22	1,050	1,055,250
NES Rentals Holdings, Inc., Sec’d. Notes, 144A	Caa2	7.875%	05/01/18(a)	550	543,125
Terex Corp., Gtd. Notes	B2	6.000%	05/15/21	2,800	2,793,000
Terex Corp., Gtd. Notes	B2	6.500%	04/01/20(a)	875	892,500
United Rentals North America, Inc., Gtd. Notes	B3	6.125%	06/15/23(a)	300	298,500
United Rentals North America, Inc., Gtd. Notes	B3	7.375%	05/15/20(a)	1,585	1,691,988
United Rentals North America, Inc., Gtd. Notes	B3	7.625%	04/15/22	3,730	4,037,724
United Rentals North America, Inc., Gtd. Notes	Caa1	8.375%	09/15/20(a)	1,575	1,704,938
United Rentals North America, Inc., Gtd. Notes	B3	9.250%	12/15/19	4,562	5,029,605
United Rentals North America, Inc., Sr. Unsec’d. Notes	B3	8.250%	02/01/21	1,425	1,560,375

					26,761,643

Consumer Products — 0.6%
Alphabet Holding Co., Inc., Sr. Unsec’d. Notes, PIK	Caa1	8.500%	11/01/17	97	99,425
American Achievement Corp., Sec’d. Notes, 144A	B3	10.875%	04/15/16	785	783,037
Armored Autogroup, Inc., Gtd. Notes	Caa2	9.250%	11/01/18	350	321,125
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	B2	4.625%	05/15/21	1,025	973,750
Icon Health & Fitness, Inc., Sr. Sec’d. Notes, 144A	B3	11.875%	10/15/16	290	237,800
Prestige Brands, Inc., Gtd. Notes	B3	8.125%	02/01/20	150	163,875
Radio Systems Corp., Sec’d. Notes, 144A	B3	8.375%	11/01/19(a)	835	889,275
Revlon Consumer Products Corp., Gtd. Notes, 144A	B1	5.750%	02/15/21	563	548,925
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18	1,000	1,050,000
Serta Simmons Holdings LLC, Sr. Unsec’d. Notes, 144A	Caa1	8.125%	10/01/20(a)	601	611,517
Spectrum Brands Escrow Corp., Gtd. Notes, 144A	B3	6.625%	11/15/22	425	445,187
Visant Corp., Gtd. Notes	Caa2	10.000%	10/01/17	1,616	1,490,760

					7,614,676

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Consumer Services — 1.2%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	B1	6.875%	06/15/19	$1,900	$1,919,000
Garda World Security Corp. (Canada), Sr. Unsec’d. Notes, 144A	B2	9.750%	03/15/17	1,155	1,221,413
Garda World Security Corp. (Canada), Sr. Unsec’d. Notes, 144A	B2	9.750%	03/15/17	408	424,646
GNET Escrow Corp., Sr. Sec’d. Notes, 144A	B3	12.125%	07/01/18	286	300,300
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	B3	13.125%	07/01/18	1,430	1,515,800
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	1,500	1,636,266
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500%	10/01/19	760	826,280
Sabre, Inc., Sr. Sec’d. Notes, 144A	B1	8.500%	05/15/19	335	356,775
Service Corp. International, Sr. Unsec’d. Notes	B1	4.500%	11/15/20	950	912,000
Service Corp. International, Sr. Unsec’d. Notes	B1	7.000%	05/15/19	3,000	3,172,500
Service Corp. International, Sr. Unsec’d. Notes, 144A	B1	5.375%	01/15/22	300	299,250
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19(a)	3,100	3,286,000

					15,870,230

Diversified Financial Services — 0.2%
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	B+(d)	6.500%	07/01/21	1,582	1,518,720
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	B+(d)	7.875%	10/01/20	45	47,700
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	Caa2	9.000%	07/15/21	896	875,840

					2,442,260

Diversified Manufacturing — 1.4%
Amsted Industries, Inc., Sr. Notes, 144A	Ba3	8.125%	03/15/18	1,835	1,935,925
BC Mountain LLC/BC Mountain Finance, Inc., Gtd. Notes, 144A	B3	7.000%	02/01/21	1,187	1,210,740
Griffon Corp., Gtd. Notes	B1	7.125%	04/01/18(a)	3,070	3,215,825
Milacron LLC/Mcron Finance Corp., Gtd. Notes, 144A	Caa1	7.750%	02/15/21	632	630,420
RBS Global, Inc./Rexnord LLC, Gtd. Notes	B3	8.500%	05/01/18(a)	4,250	4,515,625
Rexel SA (France), Sr. Unsec’d. Notes, 144A	Ba3	5.250%	06/15/20	611	609,473
Rexel SA, Gtd. Notes, 144A	Ba3	6.125%	12/15/19	1,375	1,402,500
SPX Corp., Gtd. Notes	Ba2	6.875%	09/01/17(a)	1,000	1,080,000
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000%	10/01/18	360	392,400
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500%	05/15/17	4,132	4,276,620

					19,269,528

Electric — 3.6%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	4.875%	05/15/23(a)	2,375	2,214,687
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17	100	112,500
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	9.750%	04/15/16	1,125	1,296,563
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17	4,417	4,604,723
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	07/31/20	1,425	1,546,125
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	01/15/23	4,290	4,611,750
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375%	10/01/22	975	985,334
Dynegy Holdings Escrow(i)	NR	7.125%	05/15/18(g)	1,000	—
Dynegy Holdings Escrow(i)	NR	7.750%	06/01/19(g)	2,000	—
Dynegy Roseton LLC/Danskammer Pass-Through Trust, Series B, Pass-Through Certificates(i)	NR	7.670%	11/08/16(g)	3,800	66,500
Dynegy, Inc., Gtd. Notes, 144A	B3	5.875%	06/01/23	3,957	3,600,870
Edison Mission Energy, Sr. Unsec’d. Notes(i)	Caa1	7.000%	05/15/17	600	336,750
Edison Mission Energy, Sr. Unsec’d. Notes(i)	Caa1	7.200%	05/15/19(a)	2,000	1,120,000

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Electric (continued)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes, 144A	B3	11.750%	03/01/22(a)	$5,210		$5,757,050
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes	B2	10.000%	12/01/20(a)	3,750		4,106,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes, 144A	B-(d)	10.000%	12/01/20(a)	399		435,907
GenOn Energy, Inc., Sr. Unsec’d. Notes	B2	9.875%	10/15/20	447		491,700
GenOn REMA LLC, Pass-Through Certificates	B2	9.681%	07/02/26	2,615		2,719,600
Intergen NV (Netherlands), Sr. Sec’d. Notes, 144A	B1	7.000%	06/30/23	1,036		1,010,100
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	Ba2	9.125%	06/30/17	4,387		4,825,919
NRG Energy, Inc., Gtd. Notes	B1	7.625%	05/15/19(a)	1,675		1,750,375
NRG Energy, Inc., Gtd. Notes	B1	7.875%	05/15/21	2,625		2,802,187
NRG Energy, Inc., Gtd. Notes	B1	8.250%	09/01/20	500		538,750
NRG Energy, Inc., Gtd. Notes, 144A	B1	6.625%	03/15/23	2,857		2,857,000
PPL Energy Supply LLC, Sr. Unsec’d. Notes	Baa2	4.600%	12/15/21	141		143,485
PPL Ironwood LLC, Sr. Sec’d. Notes	Ba1	8.857%	11/30/25	—	(r)	373

						47,934,498

Entertainment — 1.9%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20	9,078		10,280,835
Carmike Cinemas, Inc., Sec’d. Notes	B2	7.375%	05/15/19	2,600		2,795,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125%	08/01/18	1,000		1,090,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	B1	5.250%	03/15/21(a)	943		905,280
Cinemark USA, Inc., Gtd. Notes	B2	5.125%	12/15/22	1,037		1,000,705
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A	B1	8.250%	12/15/17	4,280		4,579,600
Regal Cinemas Corp., Gtd. Notes	B2	8.625%	07/15/19	575		613,813
Regal Entertainment Group, Sr. Unsec’d. Notes	B3	5.750%	06/15/23	440		425,700
Regal Entertainment Group, Sr. Unsec’d. Notes	B3	5.750%	02/01/25	79		75,050
Six Flags Entertainment Corp., Gtd. Notes, 144A	B3	5.250%	01/15/21	175		168,875
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500%	05/01/19	850		890,375
WMG Acquisition Corp., Gtd. Notes	B3	11.500%	10/01/18	1,350		1,545,750
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba3	6.000%	01/15/21(a)	552		561,660

						24,932,643

Environmental — 0.4%
ADS Waste Holdings, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.250%	10/01/20	1,775		1,810,500
Casella Waste Systems, Inc., Gtd. Notes	Caa1	7.750%	02/15/19	875		831,250
Clean Harbors, Inc., Gtd. Notes	Ba2	5.250%	08/01/20	2,450		2,486,750

						5,128,500

Financial Services
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	B2	6.500%	06/01/22	580		565,500

Food & Beverage — 2.1%
ARAMARK Corp., Gtd. Notes, 144A	B3	5.750%	03/15/20	1,200		1,227,000
B&G Foods, Inc., Gtd. Notes	B1	4.625%	06/01/21(a)	1,375		1,313,125
Bumble Bee Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.000%	12/15/17(a)	1,086		1,153,875

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Food & Beverage (continued)
Constellation Brands, Inc., Gtd. Notes	Ba1	3.750%	05/01/21	$234	$219,083
Constellation Brands, Inc., Gtd. Notes	Ba1	4.250%	05/01/23(a)	1,345	1,269,344
Constellation Brands, Inc., Gtd. Notes	Ba1	6.000%	05/01/22	300	321,750
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	600	646,500
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18	375	414,844
Dean Foods Co., Gtd. Notes	B2	7.000%	06/01/16	275	299,063
Del Monte Corp., Gtd. Notes	Caa1	7.625%	02/15/19(a)	1,575	1,618,313
ESAL GmbH (Brazil), Gtd. Notes, 144A	BB(d)	6.250%	02/05/23	100	91,300
Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A	B1	4.250%	10/15/20(a)	3,787	3,621,319
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes	Ba3	11.625%	05/01/14	2,250	2,373,750
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	Ba3	7.250%	06/01/21(a)	2,465	2,465,000
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.250%	02/01/20	596	624,310
Michael Foods Group, Inc., Gtd. Notes	B3	9.750%	07/15/18	3,505	3,837,975
Pilgrim’s Pride Corp., Gtd. Notes	Caa1	7.875%	12/15/18(a)	1,330	1,416,450
Shearer’s Foods LLC/Chip Fin Corp., Sr. Sec’d. Notes, 144A	B3	9.000%	11/01/19	540	571,050
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B1	6.625%	08/15/22	2,275	2,445,625
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B1	7.750%	07/01/17	960	1,058,400
Wells Enterprises, Inc., Sr. Sec’d. Notes, 144A	B2	6.750%	02/01/20(a)	809	847,427

					27,835,503

Gaming — 4.6%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes	B3	9.000%	05/15/18	3,075	3,174,937
American Casino & Entertainment Properties LLC/ACEP Finance Corp., Sr. Sec’d. Notes	B3	11.000%	06/15/14	542	540,645
Boyd Gaming Corp., Gtd. Notes	B3	9.000%	07/01/20	2,875	2,914,531
Boyd Gaming Corp., Gtd. Notes	B3	9.125%	12/01/18	3,025	3,153,563
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa3	12.750%	04/15/18(a)	3,850	2,618,000
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B3	11.250%	06/01/17	3,595	3,743,294
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes, 144A	B3	9.000%	02/15/20	415	395,287
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec’d. Notes, 144A	B2	9.000%	02/15/20	925	881,063
CCM Merger, Inc., Gtd. Notes, 144A	Caa2	9.125%	05/01/19(a)	4,086	4,269,870
Chukchansi Economic Development Authority, Sec’d. Notes, 144A(i)	Ca	9.750%	05/30/20(g)	635	308,071
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d. Notes, PIK	Caa1	10.750%	01/15/17	679	733,768
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	Caa1	10.500%	07/01/19	450	477,000
Graton Economic Development Authority, Sr. Sec’d. Notes, 144A	B3	9.625%	09/01/19	285	312,075
Isle of Capri Casinos, Inc., Gtd. Notes	B2	5.875%	03/15/21	263	251,165
Isle of Capri Casinos, Inc., Gtd. Notes	B2	7.750%	03/15/19	3,025	3,183,812
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	8.875%	06/15/20(a)	1,200	1,254,000
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.500%	10/15/15(a)	1,585	1,648,400
MCE Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	B1	5.000%	02/15/21	675	632,813
MGM Resorts International, Gtd. Notes	B3	6.625%	12/15/21(a)	2,300	2,371,875

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gaming (continued)
MGM Resorts International, Gtd. Notes	B3	6.750%	10/01/20(a)	$1,925	$1,992,375
MGM Resorts International, Gtd. Notes	B3	7.625%	01/15/17(a)	3,900	4,260,750
MGM Resorts International, Gtd. Notes	B3	7.750%	03/15/22(a)	590	640,887
MGM Resorts International, Gtd. Notes	B3	8.625%	02/01/19	2,185	2,469,050
MGM Resorts International, Gtd. Notes	B3	10.000%	11/01/16(a)	1,875	2,198,437
MTR Gaming Group, Inc., Sec’d. Notes, PIK	Caa1	11.500%	08/01/19(a)	3,876	4,050,580
Pinnacle Entertainment, Inc., Gtd. Notes	B3	7.750%	04/01/22	1,950	2,037,750
Pinnacle Entertainment, Inc., Gtd. Notes	B1	8.625%	08/01/17(a)	700	729,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Sr. Sec’d. Notes, 144A	B3	9.500%	06/15/19	247	266,760
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A	B2	5.875%	05/15/21	1,540	1,493,800
Seminole Indian Tribe of Florida, Sec’d. Notes, 144A	Baa3	7.750%	10/01/17	775	823,437
Seneca Gaming Corp., Gtd. Notes, 144A	B2	8.250%	12/01/18	1,042	1,109,730
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A	Caa2	9.375%	06/15/15	600	594,000
Station Casinos LLC, Gtd. Notes, 144A	Caa1	7.500%	03/01/21	475	479,750
Studio City Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	B3	8.500%	12/01/20	750	808,125
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	B3	6.375%	06/01/21	2,325	2,249,437
Yonkers Racing Corp., Sec’d. Notes, 144A	B1	11.375%	07/15/16	2,753	2,907,856

					61,976,643

Gas Distributors — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	B2	6.500%	05/01/21(a)	1,150	1,152,875

Gas Pipelines — 1.1%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	Ba3	6.125%	07/15/22	952	963,900
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Gtd. Notes, 144A	B2	5.875%	08/01/23	607	576,650
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	B1	7.875%	12/15/18	700	749,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes, 144A	B1	5.750%	02/15/21	625	609,375
Hiland Partners LP/Hiland Partners Finance Corp., Gtd. Notes, 144A	B3	7.250%	10/01/20	316	325,480
Inergy Midstream LP/NRGM Finance Corp., Gtd. Notes, 144A	B1	6.000%	12/15/20	850	820,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.250%	06/15/22	387	398,610
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.750%	11/01/20(a)	1,500	1,582,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	B3	7.250%	02/15/21	468	470,340
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	6.500%	07/15/21(a)	1,265	1,321,925
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	Ba2	6.000%	01/15/19	433	387,535
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	Ba3	5.625%	02/01/21	1,187	1,151,390
SemGroup LP, Notes, 144A(i)	NR	—%	12/31/49	2,555	2

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Gas Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	6.375%	08/01/22(a)	$1,673	$1,752,467
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	6.875%	02/01/21	2,230	2,369,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	7.875%	10/15/18	1,000	1,065,000

					14,543,799

Healthcare — 7.0%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875%	11/01/18	1,836	2,203,200
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	B3	6.125%	03/15/21	1,046	1,046,000
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17	2,550	2,346,000
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	1,987	2,056,545
Alere, Inc., Gtd. Notes, 144A	Caa1	6.500%	06/15/20	217	210,490
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B3	8.000%	12/01/16	900	906,750
Amsurg Corp., Sr. Unsec’d. Notes	Ba3	5.625%	11/30/20	275	275,000
Apria Healthcare Group, Inc., Sec’d. Notes	Caa1	12.375%	11/01/14(a)	969	982,324
Biomet, Inc., Gtd. Notes	B3	6.500%	08/01/20	3,480	3,586,575
Biomet, Inc., Gtd. Notes	Caa1	6.500%	10/01/20	600	598,500
Capella Healthcare, Inc., Gtd. Notes	B3	9.250%	07/01/17(a)	6,183	6,553,980
CHS/Community Health Systems, Inc., Gtd. Notes	B3	7.125%	07/15/20(a)	2,750	2,832,500
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19	6,181	6,575,039
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba2	5.125%	08/15/18(a)	605	614,075
ConvaTec Healthcare e SA (Luxembourg), Gtd. Notes, 144A	Caa1	10.500%	12/15/18	4,625	5,052,813
DaVita HealthCare Partners, Inc., Gtd. Notes	B2	5.750%	08/15/22	1,150	1,147,125
DaVita HealthCare Partners, Inc., Gtd. Notes	B2	6.375%	11/01/18(a)	600	626,250
Emergency Medical Services Corp., Gtd. Notes	B3	8.125%	06/01/19	500	531,250
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.625%	07/31/19	374	388,960
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.875%	01/31/22	126	132,615
Fresenius Medical Care US Finance, Inc., Gtd. Notes, 144A	Ba2	5.750%	02/15/21	525	551,250
Fresenius Medical Care US Finance, Inc., Gtd. Notes, 144A	Ba2	6.500%	09/15/18	450	489,375
HCA Holdings, Inc., Sr. Unsec’d. Notes	B3	6.250%	02/15/21(a)	1,550	1,581,000
HCA, Inc., Gtd. Notes	B3	5.875%	05/01/23	1,425	1,428,563
HCA, Inc., Gtd. Notes	B3	7.500%	02/15/22(a)	6,230	6,899,725
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	850	976,437
HCA, Inc., Sr. Sec’d. Notes	Ba3	5.875%	03/15/22	2,274	2,333,693
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%	02/15/20(a)	177	191,492
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.250%	09/15/20	1,000	1,073,750
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.875%	02/15/20	2,000	2,153,750
HCA, Inc., Sr. Sec’d. Notes	Ba3	8.500%	04/15/19	1,650	1,770,656
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	3,900	4,085,250
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15	1,070	1,155,600
Health Management Associates, Inc., Gtd. Notes	B3	7.375%	01/15/20(a)	1,000	1,096,250
Healthsouth Corp., Gtd. Notes	B1	7.250%	10/01/18	2,621	2,797,917
Hologic, Inc., Gtd. Notes	B2	6.250%	08/01/20	235	243,666
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes	Caa1	8.375%	05/15/19(a)	493	497,622
inVentiv Health, Inc., Gtd. Notes, 144A	Caa2	10.000%	08/15/18	2,579	2,140,570

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare (continued)
inVentiv Health, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	01/15/18	$300	$313,500
Kindred Healthcare, Inc., Gtd. Notes	B3	8.250%	06/01/19(a)	2,525	2,588,125
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18	1,275	1,351,500
MultiPlan, Inc., Gtd. Notes, 144A	Caa1	9.875%	09/01/18(a)	1,300	1,413,750
National Mentor Holdings, Inc., Gtd. Notes, 144A	Caa2	12.500%	02/15/18	1,150	1,230,500
Omnicare, Inc., Gtd. Notes	Ba3	7.750%	06/01/20	834	913,230
OnCure Holdings, Inc., Sec’d. Notes(i)	Caa1	11.750%	05/15/17	765	336,600
ResCare, Inc., Gtd. Notes	B-(d)	10.750%	01/15/19	1,575	1,764,000
Select Medical Corp., Gtd. Notes, 144A	B3	6.375%	06/01/21	1,400	1,330,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	6.250%	11/01/18	3,569	3,756,373
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	4.375%	10/01/21	1,450	1,330,374
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	4.500%	04/01/21(a)	1,450	1,352,125
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	4.750%	06/01/20	835	804,732
Tenet Healthcare Corp., Sr. Unsec’d. Notes	B3	8.000%	08/01/20(a)	1,270	1,312,863
United Surgical Partners International, Inc., Gtd. Notes	Caa1	9.000%	04/01/20	715	772,200
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes	B3	7.750%	02/01/19	886	939,160
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes	B3	8.000%	02/01/18(a)	1,320	1,399,200
VWR Funding, Inc., Gtd. Notes	Caa1	7.250%	09/15/17	615	636,525

					93,677,314

Home Construction — 1.7%
Beazer Homes USA, Inc., Gtd. Notes	Caa2	9.125%	06/15/18	2,877	2,992,080
Beazer Homes USA, Inc., Gtd. Notes, 144A	Caa2	7.250%	02/01/23	475	479,750
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	B2	6.500%	12/15/20	872	878,540
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	B2	6.125%	07/01/22	1,309	1,284,456
DR Horton, Inc., Gtd. Notes	Ba2	4.750%	02/15/23	2,875	2,767,187
K Hovnanian Enterprises, Inc., Gtd. Notes	Caa3	11.875%	10/15/15	605	677,600
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	B3	7.250%	10/15/20	1,565	1,686,288
KB Home, Gtd. Notes	B2	7.500%	09/15/22	2,013	2,158,942
Lennar Corp., Gtd. Notes	Ba3	6.950%	06/01/18	245	264,600
Lennar Corp., Gtd. Notes	Ba3	12.250%	06/01/17	610	782,325
M/I Homes, Inc., Gtd. Notes	B3	8.625%	11/15/18(a)	1,118	1,213,030
Meritage Homes Corp., Gtd. Notes	B1	7.000%	04/01/22	430	473,000
Standard Pacific Corp., Gtd. Notes	B3	8.375%	05/15/18(a)	1,725	1,966,500
Standard Pacific Corp., Gtd. Notes	B3	8.375%	01/15/21(a)	1,065	1,214,100
Standard Pacific Corp., Gtd. Notes	B3	10.750%	09/15/16	66	78,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	5.250%	04/15/21	500	475,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20(a)	2,362	2,545,055
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20	186	200,415
Toll Brothers Finance Corp., Gtd. Notes	Ba1	4.375%	04/15/23(a)	255	237,150
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.875%	02/15/22	296	309,320

					22,683,713

Independent — 0.1%
Antero Resources Finance Corp., Gtd. Notes	B2	6.000%	12/01/20	1,125	1,108,125
Rosetta Resources, Inc., Gtd. Notes	B2	5.625%	05/01/21	240	234,300

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Independent (continued)
SandRidge Energy, Inc., Gtd. Notes	B2	7.500%	03/15/21	$275	$262,625

					1,605,050

Independent Energy — 6.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	B3	9.625%	10/15/18	997	1,034,387
Athlon Holdings LP/Athlon Finance Corp., Gtd. Notes, 144A	Caa1	7.375%	04/15/21	1,950	1,925,625
Bill Barrett Corp., Gtd. Notes	B1	7.000%	10/15/22(a)	1,210	1,210,000
Bill Barrett Corp., Gtd. Notes	B1	7.625%	10/01/19(a)	475	491,625
Bill Barrett Corp., Gtd. Notes	B1	9.875%	07/15/16	540	568,080
Bonanza Creek Energy, Inc., Gtd. Notes, 144A	B3	6.750%	04/15/21	1,050	1,057,875
Chesapeake Energy Corp., Gtd. Notes	Ba3	3.250%	03/15/16	221	219,895
Chesapeake Energy Corp., Gtd. Notes	Ba3	5.375%	06/15/21	560	557,200
Chesapeake Energy Corp., Gtd. Notes	Ba3	5.750%	03/15/23(a)	560	567,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.125%	02/15/21(a)	1,025	1,076,250
Comstock Resources, Inc., Gtd. Notes	B3	8.375%	10/15/17	902	938,080
Comstock Resources, Inc., Gtd. Notes	B3	9.500%	06/15/20	776	838,080
Concho Resources, Inc., Gtd. Notes	Ba3	6.500%	01/15/22	2,075	2,194,313
Continental Resources, Inc., Gtd. Notes	Ba2	5.000%	09/15/22	500	508,750
Continental Resources, Inc., Gtd. Notes	Ba2	7.125%	04/01/21	250	275,000
Continental Resources, Inc., Gtd. Notes, 144A	Ba2	4.500%	04/15/23	4,145	4,031,013
Denbury Resources, Inc., Gtd. Notes	B1	4.625%	07/15/23	550	507,375
Denbury Resources, Inc., Gtd. Notes	B1	6.375%	08/15/21(a)	1,025	1,076,250
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20	1,470	1,587,600
Energy XXI Gulf Coast, Inc., Gtd. Notes	B3	7.750%	06/15/19	350	360,500
Energy XXI Gulf Coast, Inc., Gtd. Notes	B3	9.250%	12/15/17	250	274,375
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes	B2	9.375%	05/01/20(a)	3,333	3,766,290
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	B2	7.750%	09/01/22(a)	697	745,790
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes	Ba3	6.875%	05/01/19(a)	692	740,440
EPE Holdings LLC/EP Energy Bond Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	B3	8.875%	12/15/17(a)	431	439,329
Forest Oil Corp., Gtd. Notes	B3	7.250%	06/15/19(a)	745	700,300
Harvest Operations Corp. (Canada), Gtd. Notes	Ba3	6.875%	10/01/17	3,875	4,320,625
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	Ba3	7.625%	04/15/21	200	212,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	Ba3	8.000%	02/15/20	1,300	1,397,500
Kodiak Oil & Gas Corp. (Canada), Gtd. Notes, 144A	B3	5.500%	01/15/21(a)	375	365,625
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A	B2	6.250%	11/01/19	1,125	1,071,563
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B1	6.500%	03/15/21(a)	2,200	2,180,750
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Sr. Unsec’d. Notes, 144A	Caa1	9.250%	06/01/21	1,975	1,856,500
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	2,729	2,831,337
Newfield Exploration Co., Sr. Unsec’d. Notes	Ba1	5.625%	07/01/24	690	669,300
Newfield Exploration Co., Sr. Unsec’d. Notes	Ba1	5.750%	01/30/22	625	618,750
NFR Energy LLC/NFR Energy Finance Corp., Gtd. Notes	Caa2	9.750%	02/15/17(a)	1,000	1,020,000
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%	08/15/18	1,075	1,172,825
Plains Exploration & Production Co., Gtd. Notes	Baa3	6.500%	11/15/20	1,368	1,450,360
Plains Exploration & Production Co., Gtd. Notes	Baa3	6.750%	02/01/22	1,419	1,503,822
Plains Exploration & Production Co., Gtd. Notes	Baa3	6.875%	02/15/23	1,025	1,096,649

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Independent Energy (continued)
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.250%		05/01/23(a)	$2,084	$2,031,900
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.375%		10/01/22	725	717,750
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%		03/01/21	1,775	1,912,563
Range Resources Corp., Gtd. Notes	Ba3	5.000%		03/15/23	475	464,313
Range Resources Corp., Gtd. Notes	Ba3	5.750%		06/01/21(a)	1,600	1,648,000
Range Resources Corp., Gtd. Notes	Ba3	6.750%		08/01/20(a)	750	804,375
Range Resources Corp., Gtd. Notes	Ba3	8.000%		05/15/19	650	692,250
Samson Investment Co., Sr. Unsec’d. Notes, 144A	B3	9.750%		02/15/20	5,235	5,516,381
SM Energy Co., Sr. Unsec’d. Notes	Ba3	6.500%		11/15/21(a)	1,500	1,575,000
SM Energy Co., Sr. Unsec’d. Notes	Ba3	6.500%		01/01/23	900	945,000
SM Energy Co., Sr. Unsec’d. Notes	Ba3	6.625%		02/15/19	825	864,187
SM Energy Co., Sr. Unsec’d. Notes, 144A	Ba3	5.000%		01/15/24(a)	560	534,800
Stone Energy Corp., Gtd. Notes	B3	7.500%		11/15/22(a)	1,418	1,467,630
Swift Energy Co., Gtd. Notes	B3	7.875%		03/01/22(a)	607	603,965
Swift Energy Co., Gtd. Notes	B3	8.875%		01/15/20	850	880,813
Talos Production LLC/Talos Production Finance, Inc., Sr. Unsec’d. Notes, 144A	Caa1	9.750%		02/15/18	752	714,400
Vanguard Natural Resources LLC/VNR Finance Corp., Gtd. Notes	B3	7.875%		04/01/20	495	507,375
W&T Offshore, Inc., Gtd. Notes	B3	8.500%		06/15/19(a)	1,941	2,004,083
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%		01/15/17	3,350	3,433,750
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	6.000%		01/15/22	5,350	5,403,500

						82,181,063

Industrial
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	B3	7.000%		05/15/18	361	353,780

Industrial Products — 0.1%
Continental Rubber of America Corp., Sr. Sec’d. Notes, 144A	Ba2	4.500%		09/15/19	1,850	1,904,899

Life Insurance — 0.4%
American International Group, Inc., Jr. Sub. Debs	Baa2	8.175%	(c)	05/15/68(a)	3,100	3,782,000
Fidelity & Guaranty Life Holdings, Inc., Sr. Unsec’d. Notes, 144A	B1	6.375%		04/01/21	445	431,650
Hartford Financial Services Group, Inc., Jr. Sub. Debs	Ba1	8.125%	(c)	06/15/68	500	551,250

						4,764,900

Lodging — 0.3%
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	B1	5.000%		04/15/21	2,584	2,506,480
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba1	7.250%		03/15/18	640	720,000
Viking Cruises Ltd., Unsec’d. Notes, 144A	B3	8.500%		10/15/22	532	582,540

						3,809,020

Media — 0.1%
DISH DBS Corp., Gtd. Notes	Ba3	5.000%		03/15/23(a)	1,074	1,033,725
DISH DBS Corp., Gtd. Notes, 144A	Ba3	5.125%		05/01/20(a)	498	488,040

						1,521,765

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Media – Cable — 3.4%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A	B3	8.000%	12/15/18		$1,150	$1,253,500
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	5.875%	09/15/22		62	59,985
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.000%	04/15/20(a)		1,665	1,814,850
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17		3,250	3,688,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.125%	02/15/23(a)		1,292	1,211,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.250%	09/30/22		550	522,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.750%	01/15/24		4,892	4,720,780
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	6.500%	04/30/21(a)		963	1,003,927
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.375%	06/01/20		590	641,625
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%	04/30/20(a)		780	852,150
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	B1	5.250%	03/15/21		587	582,597
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	B1	5.750%	09/01/23(a)		2,675	2,588,063
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	5.125%	12/15/21		2,150	2,021,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	6.375%	09/15/20(a)		2,555	2,599,713
Cogeco Cable, Inc. (Canada), Gtd. Notes, 144A	BB-(d)	4.875%	05/01/20(a)		178	173,105
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19(a)		365	421,575
DISH DBS Corp., Gtd. Notes	Ba3	5.875%	07/15/22		299	303,485
DISH DBS Corp., Gtd. Notes	Ba3	6.750%	06/01/21		450	478,125
DISH DBS Corp., Gtd. Notes	Ba3	7.875%	09/01/19		1,015	1,136,800
DISH DBS Corp., Sr. Notes, 144A	Ba3	4.250%	04/01/18		2,000	1,960,000
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A	Caa1	9.125%	04/01/20		305	329,400
Lynx I Corp., Sr. Sec’d. Notes, 144A	Ba3	5.375%	04/15/21		1,459	1,466,295
Lynx II Corp., Sr. Unsec’d. Notes, 144A	B2	6.375%	04/15/23		354	356,655
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	B3	9.125%	08/15/19		849	912,675
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A	B1	8.875%	12/01/18(a)		1,725	1,794,000
Ono Finance II PLC (Ireland), Gtd. Notes, 144A	Caa1	10.875%	07/15/19		625	650,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	Ba3	5.125%	01/21/23	EUR	489	598,911
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	Ba3	5.500%	01/15/23		330	311,850
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18		3,600	3,906,000
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	7.250%	11/15/21(a)		1,825	1,929,938
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.875%	01/15/22(a)		3,015	3,120,525
Videotron Ltd. (Canada), Gtd. Notes	Ba2	5.000%	07/15/22		1,500	1,462,500
Virgin Media Escrow Bonds, Gtd. Notes	Ba2	8.375%	10/15/19		438	—
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	B2	8.375%	10/15/19		238	258,230

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media – Cable (continued)
WaveDivision Escrow LLC/WaveDivision Escrow Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.125%	09/01/20	$750	$776,250

					45,907,009

Media – Non Cable — 5.0%
AMC Networks, Inc., Gtd. Notes	B1	4.750%	12/15/22	980	945,700
AMC Networks, Inc., Gtd. Notes	B1	7.750%	07/15/21	625	682,813
Cenveo Corp., Sec’d. Notes	B3	8.875%	02/01/18(a)	1,350	1,302,750
Clear Channel Communications, Inc., Gtd. Notes	Ca	10.750%	08/01/16	1,750	1,518,125
Clear Channel Communications, Inc., Sr. Sec’d. Notes	Caa1	9.000%	03/01/21(a)	325	308,750
Clear Channel Communications, Inc., Sr. Sec’d. Notes, 144A	Caa1	9.000%	12/15/19	109	105,730
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B3	7.625%	03/15/20(a)	2,150	2,214,500
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B3	7.625%	03/15/20(a)	1,714	1,773,990
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	B1	6.500%	11/15/22	3,492	3,596,760
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	B1	6.500%	11/15/22	1,533	1,571,325
Entercom Radio LLC, Gtd. Notes	Caa1	10.500%	12/01/19	525	589,313
Gray Television, Inc., Gtd. Notes	Caa2	7.500%	10/01/20	660	673,200
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A	Caa1	7.000%	10/15/20(a)	1,550	1,495,750
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	04/01/19(a)	1,400	1,464,750
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	10/15/20	2,860	3,003,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.500%	04/01/21(a)	1,200	1,260,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	B3	5.500%	08/01/23(a)	7,490	7,040,600
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	Caa1	6.625%	12/15/22(a)	1,000	970,000
Intelsat Jackson Holdings SA (Luxembourg), Series 144A, Gtd. Notes, 144A	Caa1	6.625%	12/15/22	350	339,500
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, 144A	Caa2	7.750%	06/01/21(a)	1,927	1,946,270
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, 144A	Caa2	8.125%	06/01/23(a)	1,045	1,078,963
Liberty Interactive LLC, Sr. Unsec’d. Notes	B2	8.250%	02/01/30	2,940	3,145,800
LIN Television Corp., Gtd. Notes	B3	6.375%	01/15/21	825	834,281
LIN Television Corp., Gtd. Notes	B3	8.375%	04/15/18	1,965	2,090,269
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes, 144A	B2	9.750%	04/01/21	3,984	4,073,640
Media General, Inc., Sr. Sec’d. Notes	Caa1	11.750%	02/15/17	1,000	1,105,000
Mood Media Corp. (Canada), Gtd. Notes, 144A	B3	9.250%	10/15/20	1,875	1,715,625
National CineMedia LLC, Sr. Sec’d. Notes	Ba2	6.000%	04/15/22	1,750	1,795,937
Netflix, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.375%	02/01/21(a)	529	526,355
Radio One, Inc., Gtd. Notes	Caa2	12.500%	05/24/16	784	790,010
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	7.625%	06/15/20	270	274,050
Sinclair Television Group, Inc.	B1	5.375%	04/01/21	2,600	2,496,000
Sinclair Television Group, Inc.	B1	6.125%	10/01/22	2,435	2,435,000
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A	B1	4.250%	05/15/20	153	143,820
Sirius XM Radio, Inc., Sr. Unsec’d. Notes, 144A	B1	4.625%	05/15/23	253	234,025

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media – Non Cable (continued)
SSI Investments II Ltd./SSI Co-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	$4,700	$5,152,375
Starz LLC/Starz Finance Corp., Gtd. Notes	Ba2	5.000%	09/15/19	500	496,250
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000%	05/15/17	1,550	1,581,000
Univision Communications, Inc., Gtd. Notes, 144A	Caa2	8.500%	05/15/21(a)	1,080	1,147,500
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	5.125%	05/15/23(a)	750	708,750
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	6.750%	09/15/22	1,423	1,494,150
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	7.875%	11/01/20	300	324,750
Valassis Communications, Inc., Gtd. Notes	Ba3	6.625%	02/01/21(a)	400	392,000

					66,838,376

Metals & Mining — 4.1%
AK Steel Corp., Sr. Sec’d. Notes, 144A	B1	8.750%	12/01/18	500	526,250
Alpha Natural Resources, Inc., Gtd. Notes	B2	6.000%	06/01/19(a)	837	677,970
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	B3	7.750%	04/01/18	950	902,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	5.000%	02/25/17(a)	500	506,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.125%	06/01/18	2,300	2,369,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.750%	02/25/22(a)	5,080	5,207,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	7.500%	10/15/39	1,100	1,045,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	9.850%	06/01/19	1,000	1,182,500
Arch Coal, Inc., Gtd. Notes	B3	7.250%	10/01/20(a)	1,150	943,000
Arch Coal, Inc., Gtd. Notes, 144A	B3	9.875%	06/15/19(a)	1,185	1,125,750
Ausdrill Finance Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.875%	11/01/19	656	626,480
Bluescope Steel Ltd./Bluescope Steel Finance (Australia), Gtd. Notes, 144A	Ba3	7.125%	05/01/18	925	938,875
Coeur d’Alene Mines Corp., Gtd. Notes, 144A	B3	7.875%	02/01/21	236	237,180
Commercial Metals Co., Sr. Unsec’d. Notes	Ba2	4.875%	05/15/23	105	96,600
Commercial Metals Co., Sr. Unsec’d. Notes	Ba2	7.350%	08/15/18	600	643,500
CONSOL Energy, Inc., Gtd. Notes	B1	8.000%	04/01/17	2,000	2,105,000
CONSOL Energy, Inc., Gtd. Notes	B1	8.250%	04/01/20	1,000	1,047,500
Constellation Enterprises LLC, Sr. Sec’d. Notes, 144A	B2	10.625%	02/01/16	1,050	1,076,250
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Ba3	6.125%	12/15/20(a)	950	916,750
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.000%	04/01/17(a)	224	217,840
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375%	02/01/16(a)	1,400	1,398,250
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.875%	02/01/18(a)	1,900	1,876,250
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000%	11/01/15(a)	3,530	3,565,300
GrafTech International Ltd., Gtd. Notes, 144A	Ba2	6.375%	11/15/20(a)	900	906,750
Hecla Mining Co., Gtd. Notes, 144A	B2	6.875%	05/01/21	910	844,026
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	B1	6.750%	10/01/20(a)	525	443,625
Inmet Mining Corp. (Canada), Gtd. Notes, 144A	B1	7.500%	06/01/21	2,760	2,642,700
Inmet Mining Corp. (Canada), Gtd. Notes, 144A	B1	8.750%	06/01/20	1,605	1,641,112
JMC Steel Group, Inc., Sr. Notes, 144A	B3	8.250%	03/15/18(a)	1,350	1,319,624
Kaiser Aluminum Corp., Gtd. Notes	Ba3	8.250%	06/01/20	1,794	1,986,855
Murray Energy Corp., Sr. Sec’d. Notes, 144A	Caa1	8.625%	06/15/21	450	450,000

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining (continued)
New Gold, Inc. (Canada), Gtd. Notes, 144A	B2	7.000%		04/15/20	$3,190	$3,221,900
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	B2	6.250%		11/15/22	1,137	1,088,677
Novelis, Inc. (Canada), Gtd. Notes	B2	8.750%		12/15/20(a)	946	1,014,585
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%		11/15/18	950	952,375
Peabody Energy Corp., Gtd. Notes	Ba1	6.250%		11/15/21(a)	2,100	2,026,500
Peabody Energy Corp., Gtd. Notes	Ba1	6.500%		09/15/20	475	476,187
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Gtd. Notes	B2	8.375%		06/01/20(a)	557	587,635
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Gtd. Notes, 144A	B2	6.500%		05/15/21	141	135,713
Prince Mineral Holding Corp., Sr. Sec’d. Notes, 144A	Caa1	11.500%		12/15/19	350	374,500
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	B1	8.000%		12/01/18	595	609,875
Rain CII Carbon LLC/CII Carbon Corp., Sr. Sec’d. Notes, 144A	B1	8.250%		01/15/21	545	545,000
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A	Caa2	9.000%		10/15/17	620	629,300
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.625%		03/15/20	635	676,275
Steel Dynamics, Inc., Gtd. Notes, 144A	Ba2	5.250%		04/15/23(a)	265	259,700
Steel Dynamics, Inc., Gtd. Notes, 144A	Ba2	6.375%		08/15/22	310	327,050
Taseko Mines Ltd. (Canada), Gtd. Notes	B3	7.750%		04/15/19	305	301,187
United States Steel Corp., Sr. Unsec’d. Notes	B1	7.375%		04/01/20(a)	585	576,225
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa1	10.750%		02/01/18	1,175	1,222,000

						54,490,371

Non Captive – Consumer — 0.4%
Provident Funding Associates LP/PFG Finance Corp., Gtd. Notes, 144A	Ba3	6.750%		06/15/21	580	578,550
Springleaf Finance Corp., Sr. Unsec’d. Notes	Caa1	5.400%		12/01/15(a)	390	389,025
Springleaf Finance Corp., Sr. Unsec’d. Notes, 144A	Caa1	6.000%		06/01/20(a)	2,750	2,461,250
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900%		12/15/17	2,150	2,109,687

						5,538,512

Non Captive – Diversified — 1.8%
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes	Ba3	6.250%		12/01/19(a)	120	124,650
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes	Ba3	7.625%		04/15/20	400	440,000
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes	Ba3	9.750%		08/01/18	290	317,550
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	4.250%		08/15/17(a)	475	477,375
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%		08/15/22(a)	4,380	4,347,150
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.250%		03/15/18	1,365	1,402,537
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.375%		05/15/20(a)	1,169	1,196,764
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	6.625%		04/01/18(a)	650	702,000
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	B2	4.960%	(c)	12/21/65(a)	3,529	2,999,650
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	B2	6.250%	(c)	12/21/65	1,541	1,402,310
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750%		09/01/16	2,500	2,700,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	4.625%		04/15/21	439	403,880
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.250%		05/15/19	560	575,400

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Non Captive – Diversified (continued)
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.250%	12/15/20(a)	$3,229	$3,628,589
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.625%	09/15/15	1,200	1,314,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.625%	01/15/22(a)	640	736,000
iStar Financial, Inc., Sr. Unsec’d. Notes	B3	9.000%	06/01/17	717	799,455
SquareTwo Financial Corp., Sec’d. Notes	B2	11.625%	04/01/17(a)	365	374,125

					23,941,435

Oil & Field Services – 1.9%
Basic Energy Services, Inc., Gtd. Notes	B2	7.750%	02/15/19	125	123,437
Basic Energy Services, Inc., Gtd. Notes	B2	7.750%	10/15/22	382	377,225
Bristow Group, Inc., Gtd. Notes	Ba3	6.250%	10/15/22(a)	1,000	1,025,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Gtd. Notes, 144A	Ba3	6.625%	11/15/19	625	618,750
Cie Generale de Geophysique – Vertias (France), Gtd. Notes	Ba3	9.500%	05/15/16	1,500	1,565,625
Exterran Partners LP/EXLP Finance Corp., Gtd. Notes, 144A	B2	6.000%	04/01/21	300	295,500
Hercules Offshore, Inc., Gtd. Notes, 144A	B3	10.250%	04/01/19	500	545,000
Hercules Offshore, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.125%	04/01/17	1,775	1,885,937
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	5.875%	04/01/20	1,525	1,532,625
Key Energy Services, Inc., Gtd. Notes	B1	6.750%	03/01/21(a)	2,275	2,184,000
Ocean Rig UDW, Inc. (Marshall Islands), Sr. Unsec’d. Notes, 144A	CCC(d)	9.500%	04/27/16	600	622,498
Offshore Group Investment Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	B3	7.125%	04/01/23	2,675	2,628,187
Oil States International, Inc., Gtd. Notes	Ba3	6.500%	06/01/19(a)	1,650	1,707,750
Oil States International, Inc., Gtd. Notes, 144A	Ba3	5.125%	01/15/23	170	178,075
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18	850	898,875
Petroleum Geo-Services ASA (Norway), Gtd. Notes, 144A	Ba2	7.375%	12/15/18	952	1,035,300
Pioneer Energy Services Corp., Gtd. Notes	B2	9.875%	03/15/18	350	375,375
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.500%	12/15/21(a)	1,500	1,518,750
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%	11/15/20	1,055	1,070,825
Seadrill Ltd. (Bermuda), Sr. Unsec’d. Notes	NR	6.500%	10/05/15	1,000	1,035,000
Seitel, Inc., Gtd. Notes, 144A	B3	9.500%	04/15/19(a)	1,325	1,328,313
Shelf Drilling Holdings Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	B1	8.625%	11/01/18(a)	500	520,000
Trinidad Drilling Ltd. (Canada), Sr. Unsec’d. Notes, 144A	B1	7.875%	01/15/19(a)	900	945,733
Unit Corp., Gtd. Notes	B1	6.625%	05/15/21	1,995	2,034,900

					26,052,680

Oil & Gas Services
Hercules Offshore, Inc., Sr. Unsec’d. Notes, 144A	B3	8.750%	07/15/21	270	270,000

Other Financial Institutions — 0.4%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%	02/01/19	2,745	2,635,200
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.375%	05/15/20	1,973	1,894,080
Community Choice Financial, Inc., Sr. Sec’d. Notes	B3	10.750%	05/01/19	695	665,463

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Other Financial Institutions (continued)
Speedy Cash Intermediate Holdings Corp., Sr. Sec’d. Notes, 144A	Caa1	10.750%	05/15/18	$85	$88,825

					5,283,568

Other Industrials — 2.0%
Belden, Inc., Gtd. Notes, 144A	Ba2	5.500%	09/01/22	1,475	1,449,187
CBRE Services, Inc., Gtd. Notes	Ba1	5.000%	03/15/23	2,425	2,297,687
CBRE Services, Inc., Gtd. Notes	Ba1	6.625%	10/15/20	805	849,275
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A	B2	8.750%	12/15/19	181	190,050
Deluxe Corp., Gtd. Notes	Ba2	7.000%	03/15/19	1,235	1,302,925
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%	01/15/21	2,823	2,992,380
General Cable Corp., Gtd. Notes, 144A	B1	5.750%	10/01/22	1,325	1,311,750
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	6.000%	05/15/15(a)	1,545	1,483,200
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	9.500%	05/15/15	188	186,120
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	B1	9.750%	08/01/18	1,570	1,632,800
Interline Brands, Inc., Gtd. Notes	B2	7.500%	11/15/18(a)	2,400	2,520,000
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	8.500%	10/15/17	2,738	2,779,070
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250%	09/01/19	1,550	1,658,500
Liberty Tire Recycling, Gtd. Notes, 144A	Caa2	11.000%	10/01/16	635	635,000
MModal, Inc., Sr. Notes, 144A	Caa2	10.750%	08/15/20(a)	725	583,625
New Enterprise Stone & Lime Co., Gtd. Notes	Caa3	11.000%	09/01/18	1,000	715,000
New Enterprise Stone & Lime Co., Sr. Sec’d. Notes, PIK, 144A	Caa1	13.000%	03/15/18	617	675,608
Tutor Perini Corp., Gtd. Notes	B1	7.625%	11/01/18	1,308	1,360,320
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A	Caa1	7.500%	02/15/19	612	627,300
Victor Technologies Group, Inc., Sr. Sec’d. Notes	B2	9.000%	12/15/17	1,235	1,330,713

					26,580,510

Packaging — 2.9%
AEP Industries, Inc., Sr. Unsec’d. Notes	B3	8.250%	04/15/19	1,200	1,291,500
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	B3	9.125%	10/15/20	1,075	1,146,219
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A	Ba3	7.375%	10/15/17(a)	800	854,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	B3	9.125%	10/15/20	705	748,181
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	Ba3	7.375%	10/15/17	1,675	1,785,969
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	B3	7.000%	11/15/20	2,450	2,361,188
Ball Corp., Gtd. Notes	Ba1	4.000%	11/15/23	325	300,625
Berry Plastics Corp., Sec’d. Notes	Caa1	9.500%	05/15/18(a)	764	830,850
Berry Plastics Corp., Sec’d. Notes	Caa1	9.750%	01/15/21	2,925	3,305,250
BOE Intermediate Holding Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.000%	11/01/17	675	648,000
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.500%	11/01/17(a)	2,475	2,524,500
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	1,000	1,100,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19	860	984,700
Plastipak Holdings, Inc., Sr. Notes, 144A	Caa1	10.625%	08/15/19	1,387	1,525,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa1	8.250%	02/15/21(a)	400	396,000

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa2	8.500%	05/15/18(a)	$1,500	$1,545,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa2	9.000%	04/15/19	1,000	1,032,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa2	9.875%	08/15/19(a)	3,500	3,745,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	5.750%	10/15/20(a)	4,380	4,412,850
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	6.875%	02/15/21(a)	1,350	1,417,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.125%	04/15/19	2,500	2,640,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.875%	08/15/19	1,875	2,043,750
Sealed Air Corp., Gtd. Notes, 144A	B1	6.500%	12/01/20(a)	725	764,875
Sealed Air Corp., Gtd. Notes, 144A	B1	8.375%	09/15/21	1,150	1,299,500
Sealed Air Corp., Sr. Notes, 144A	B1	5.250%	04/01/23	775	753,687

					39,457,969

Paper — 0.3%
Ainsworth Lumber Co. Ltd. (Canada), Sr. Sec’d. Notes, 144A	B2	7.500%	12/15/17	380	402,800
Graphic Packaging International, Inc., Gtd. Notes	Ba3	7.875%	10/01/18	1,500	1,620,000
Louisiana-Pacific Corp., Gtd. Notes	B1	7.500%	06/01/20	333	362,970
Resolute Forest Products, Inc., Gtd. Notes, 144A	Ba3	5.875%	05/15/23	120	107,100
Sappi Papier Holding GmbH (Austria), Sr. Sec’d. Notes, 144A	Ba2	8.375%	06/15/19	200	211,000
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875%	09/15/18	950	921,500

					3,625,370

Pharmaceuticals — 1.1%
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	Caa1	7.875%	10/15/18	587	591,403
Endo Health Solutions, Inc., Gtd. Notes	B1	7.000%	12/15/20	271	272,016
Endo Health Solutions, Inc., Gtd. Notes	B1	7.250%	01/15/22	161	162,207
Mallinckrodt International Finance SA (Luxembourg), Gtd. Notes, 144A	Ba2	4.750%	04/15/23	1,675	1,595,613
Sky Growth Acquisition Corp., Gtd. Notes, 144A	Caa1	7.375%	10/15/20	240	246,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.375%	10/15/20(a)	1,245	1,230,994
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500%	07/15/16(a)	2,000	2,060,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.750%	10/01/17(a)	675	698,625
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%	12/01/18	1,600	1,640,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	7.000%	10/01/20	3,020	3,080,400
VPII Escrow Corp. (Canada), Sr. Unsec’d. Notes, 144A	B1	6.750%	08/15/18	653	669,325
VPII Escrow Corp. (Canada), Sr. Unsec’d. Notes, 144A	B1	7.500%	07/15/21	660	683,100
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Puerto Rico), Gtd. Notes	B3	7.750%	09/15/18	1,315	1,420,200

					14,349,883

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#			Value (Note 2)
Pipelines — 0.2%
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	5.500%		04/15/23	$		1,075	$1,058,875
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	Ba3	5.625%		04/15/23(a)			656	619,920
SemGroup LP, Sr. Unsec’d. Notes, 144A	B3	7.500%		06/15/21			406	410,060
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	B3	7.500%		07/01/21			283	287,245
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	Ba3	5.250%		05/01/23			437	418,427

								2,794,527

Property & Casualty Insurance — 0.8%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Sr. Unsec’d. Notes, 144A	Caa2	7.875%		12/15/20			265	266,325
Catlin Insurance Co. Ltd. (Bermuda), Jr. Sub. Notes, 144A	BBB+(d)	7.249%	(c)	12/31/49(a)			2,125	2,172,813
HUB International Ltd. (Canada), Gtd. Notes, 144A	Caa2	8.125%		10/15/18			1,004	1,044,160
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.750%	(c)	06/15/88			3,404	5,191,100
Onex USI Aquisition Corp., Sr. Unsec’d. Notes, 144A	Caa2	7.750%		01/15/21			1,389	1,368,165

								10,042,563

Railroads
Watco Cos LLC /Watco Finance Corp., Gtd. Notes, 144A	B3	6.375%		04/01/23			294	292,530

Real Estate Investment Trusts — 0.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	Ba3	7.750%		02/15/19			1,600	1,708,000
CNL Lifestyle Properties, Inc., Gtd. Notes	Ba3	7.250%		04/15/19			250	249,375
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	B2	6.375%		11/15/22			1,295	1,327,375
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%		12/15/17			1,115	1,176,325
Felcor Lodging LP, Sr. Sec’d. Notes	B2	5.625%		03/01/23			1,925	1,872,063
Felcor Lodging LP, Sr. Sec’d. Notes	B2	6.750%		06/01/19			500	522,500
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%		10/01/14			181	195,480
Kennedy-Wilson, Inc., Gtd. Notes	B2	8.750%		04/01/19			590	634,250
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	BB(d)	6.875%		11/15/20		CAD	570	531,140
Sabra Health Care LP Sabra Capital Corp., Gtd. Notes	B1	5.375%		06/01/23			925	906,500
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%		12/15/21			1,975	2,181,905

								11,304,913

Refining — 0.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes	B2	9.375%		05/01/19			108	115,560
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes, 144A	B2	9.625%		08/01/20			394	428,475
Citgo Petroleum Corp., Sr. Sec’d. Notes, 144A	Ba2	11.500%		07/01/17			775	860,250
CVR Refining LLC/Coffeyville Finance, Inc., Sec’d. Notes, 144A	B2	6.500%		11/01/22(a)			532	521,360
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes	Ba3	8.250%		02/15/20			253	265,017

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Refining (continued)
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(i)	NR	6.750%	05/01/14	$1,020	$257,550
Western Refining, Inc., Gtd. Notes, 144A	B2	6.250%	04/01/21	1,979	1,934,473

					4,382,685

Restaurants — 0.8%
CKE Restaurants, Inc., Sec’d. Notes	B2	11.375%	07/15/18	57	58,924
Dave & Buster’s, Inc., Gtd. Notes	B3	11.000%	06/01/18	1,000	1,107,500
DineEquity, Inc., Gtd. Notes	B3	9.500%	10/30/18(a)	500	555,000
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875%	08/15/16	2,450	2,609,250
Landry’s, Inc., Sr. Notes, 144A	B3	9.375%	05/01/20	4,000	4,220,000
Wok Acquisition Corp., Gtd. Notes, 144A	Caa1	10.250%	06/30/20(a)	2,035	2,238,500

					10,789,174

Retailers — 2.4%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	B3	9.250%	08/01/19	1,475	1,633,563
Burlington Holdings LLC/Burlington Holding Finance, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.000%	02/15/18	329	337,225
Claire’s Stores, Inc., Sec’d. Notes	Caa2	8.875%	03/15/19(a)	3,422	3,593,100
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	6.125%	03/15/20(a)	250	245,625
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	03/15/19	2,950	3,245,000
Claire’s Stores, Inc., Sr. Unsec’d. Notes, 144A	Caa2	7.750%	06/01/20(a)	1,139	1,101,982
CST Brands, Inc., Gtd. Notes, 144A	Ba3	5.000%	05/01/23	700	682,500
Dufry Finance SCA (Luxembourg), Gtd. Notes, 144A	Ba3	5.500%	10/15/20(a)	2,300	2,306,076
Gymboree Corp., Gtd. Notes	Caa2	9.125%	12/01/18(a)	1,250	1,175,000
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	B2	9.250%	06/15/21	900	911,250
L Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	575	583,625
New Academy Finance Co. LLC/New Academy Finance Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.000%	06/15/18(a)	1,050	1,076,250
New Look Bondco I PLC (United Kingdom), Sr. Sec’d. Notes, 144A	B1	8.375%	05/14/18	848	822,560
Pantry, Inc. (The), Gtd. Notes	Caa1	8.375%	08/01/20	4,100	4,402,375
Penske Automotive Group, Inc., Gtd. Notes	B2	5.750%	10/01/22	2,234	2,278,680
Petco Holdings, Inc., Sr. Notes, PIK, 144A	Caa1	8.500%	10/15/17	1,675	1,708,500
Rite Aid Corp., Gtd. Notes	Caa2	9.500%	06/15/17	1,000	1,037,800
Rite Aid Corp., Gtd. Notes, 144A	Caa2	6.750%	06/15/21	590	579,675
Sears Holdings Corp., Sec’d. Notes	B2	6.625%	10/15/18	500	471,250
Sonic Automotive, Inc., Gtd. Notes, 144A	B3	5.000%	05/15/23	375	363,750
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes	Ba2	8.500%	12/01/17	2,000	2,077,500
Toys R Us, Inc., Sr. Unsec’d. Notes	Caa1	10.375%	08/15/17(a)	1,025	1,025,000

					31,658,286

Supermarkets — 0.6%
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	B1	5.750%	06/15/23(a)	1,400	1,382,500
New Albertsons, Inc., Sr. Unsec’d. Notes	NR	7.450%	08/01/29(a)	902	708,070
New Albertsons, Inc., Sr. Unsec’d. Notes	NR	8.000%	05/01/31	939	746,505
New Albertsons, Inc., Sr. Unsec’d. Notes	NR	8.700%	05/01/30	266	218,785
Stater Bros Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	700	701,757
SUPERVALU, Inc., Sr. Unsec’d. Notes	Caa1	8.000%	05/01/16(a)	1,437	1,546,571
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A	B3	8.875%	12/15/17	1,900	2,056,750
Tops Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.500%	06/15/18	650	638,625

					7,999,563

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Technology — 8.2%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B2	7.750%	08/01/20	$2	$1,945
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B2	8.125%	12/15/17	300	309,750
Alcatel-Lucent USA, Inc., Sr. Unsec’d. Notes	CCC(d)	6.450%	03/15/29	415	314,363
Amkor Technology, Inc., Sr. Unsec’d. Notes	B2	6.375%	10/01/22(a)	575	564,937
Amkor Technology, Inc., Sr. Unsec’d. Notes, 144A	B2	6.375%	10/01/22	375	367,500
Ancestry.com, Inc., Sr. Unsec’d. Notes, 144A	Caa1	11.000%	12/15/20	1,800	1,989,000
Audatex North America, Inc., Gtd. Notes	Ba2	6.750%	06/15/18	1,725	1,811,250
Avaya, Inc., Sec’d. Notes, 144A	Caa1	10.500%	03/01/21(a)	3,855	2,920,163
Avaya, Inc., Sr. Sec’d. Notes, 144A	B1	7.000%	04/01/19(a)	1,345	1,213,863
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	8.500%	04/01/19	7,310	7,858,250
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535%	10/12/17	2,864	3,021,520
Ceridian Corp., Gtd. Notes	Caa2	11.250%	11/15/15	6,375	6,462,656
Ceridian Corp., Sr. Sec’d. Notes, 144A	B1	8.875%	07/15/19(a)	239	265,589
Ceridian Corp., Sr. Unsec’d. Notes, 144A	Caa3	11.000%	03/15/21	1,500	1,657,500
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	6.625%	06/01/20	1,775	1,695,125
CommScope, Inc., Gtd. Notes, 144A	B3	8.250%	01/15/19(a)	3,485	3,720,237
Compiler Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	Caa1	7.000%	05/01/21	2,625	2,546,250
CoreLogic, Inc., Gtd. Notes	Ba3	7.250%	06/01/21	1,200	1,278,000
Equinix, Inc., Sr. Unsec’d. Notes	Ba3	4.875%	04/01/20	213	208,740
Fidelity National Information Services, Inc., Gtd. Notes	Baa3	5.000%	03/15/22	227	228,419
First Data Corp., Gtd. Notes	Caa1	12.625%	01/15/21	3,379	3,573,292
First Data Corp., Gtd. Notes, 144A	Caa1	10.625%	06/15/21	3,320	3,278,500
First Data Corp., Gtd. Notes, 144A	Caa1	11.250%	01/15/21	3,120	3,112,200
First Data Corp., Gtd. Notes, 144A	Caa2	11.750%	08/15/21(a)	385	346,500
First Data Corp., Sec’d. Notes, 144A	Caa1	8.250%	01/15/21	1,777	1,812,540
First Data Corp., Sec’d. Notes, PIK, 144A	Caa1	8.750%	01/15/22	982	1,008,681
First Data Corp., Sr. Sec’d. Notes, 144A	B1	6.750%	11/01/20(a)	3,440	3,500,200
First Data Corp., Sr. Sec’d. Notes, 144A	B1	7.375%	06/15/19(a)	700	719,250
Freescale Semiconductor, Inc., Gtd. Notes	Caa1	8.050%	02/01/20(a)	465	470,813
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	5.000%	05/15/21(a)	695	660,250
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.250%	04/15/18	2,050	2,208,875
iGate Corp., Gtd. Notes	B2	9.000%	05/01/16(a)	301	313,040
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	12/15/17(a)	2,974	2,996,306
Infor US, Inc., Gtd. Notes	Caa1	9.375%	04/01/19	750	812,813
Intcomex, Inc., Sec’d. Notes	Caa1	13.250%	12/15/14(g)	470	474,700
Interactive Data Corp., Gtd. Notes	B3	10.250%	08/01/18	3,981	4,399,005
Iron Mountain, Inc., Gtd. Notes	B1	5.750%	08/15/24	258	241,875
Iron Mountain, Inc., Gtd. Notes	B1	7.750%	10/01/19	436	468,700
Lender Processing Services, Inc., Gtd. Notes	Ba2	5.750%	04/15/23	2,000	2,125,000
Nokia OYJ (Finland), Sr. Unsec’d. Notes	Ba3	5.375%	05/15/19(a)	355	345,237
Nokia OYJ (Finland), Sr. Unsec’d. Notes	Ba3	6.625%	05/15/39	318	286,995
Nortel Networks Ltd. (Canada), Gtd. Notes(i)	NR	10.750%	07/15/16(a)	4,000	4,440,000
Nuance Communications, Inc., Gtd. Notes, 144A	Ba3	5.375%	08/15/20	1,497	1,463,318
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	B3	5.750%	02/15/21	1,659	1,679,737
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B1	9.750%	08/01/18	911	1,019,181

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Technology (continued)
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	B3	5.750%		03/15/23	$1,975	$1,989,813
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	6.875%		05/01/20	500	530,000
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A	Ba1	4.750%		06/01/23	453	422,423
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%		10/01/16	264	292,380
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B1	4.875%		10/15/23	3,400	3,272,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B1	6.500%		05/15/19(a)	2,875	3,090,625
Sitel LLC/Sitel Finance Corp., Gtd. Notes	Caa2	11.500%		04/01/18	1,200	894,000
Sitel LLC/Sitel Finance Corp., Sr. Sec’d. Notes, 144A	B2	11.000%		08/01/17	658	700,770
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	Caa1	9.750%		01/15/19	3,710	3,969,700
Sungard Data Systems, Inc., Gtd. Notes	Caa1	7.625%		11/15/20(a)	619	656,140
Sungard Data Systems, Inc., Gtd. Notes, 144A	Caa1	6.625%		11/01/19	1,225	1,231,125
Syniverse Holdings, Inc., Gtd. Notes	Caa1	9.125%		01/15/19	1,850	1,974,875
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes	Caa1	9.625%		06/15/18	5,355	5,716,462
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%		06/15/18	4,475	4,956,063
WEX, Inc., Gtd. Notes, 144A	Ba3	4.750%		02/01/23	256	241,920

						110,130,861

Textile — 0.2%
PVH Corp., Sr. Unsec’d. Notes	Ba3	4.500%		12/15/22	875	840,000
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%		05/15/20	1,700	1,844,500

						2,684,500

Tobacco — 0.3%
Vector Group Ltd., Sr. Sec’d. Notes	Ba3	7.750%		02/15/21	3,950	4,078,375

Transportation — 0.1%
LBCTank Terminals Holding Netherlands BV (Netherlands), Gtd. Notes, 144A	B3	6.875%		05/15/23	625	626,563

Transportation Services — 1.3%
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%		01/31/18	500	515,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	8.250%		01/15/19(a)	2,350	2,555,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.750%		03/15/20	150	172,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	B2	5.500%		04/01/23	152	146,680
Bluewater Holding BV (Netherlands), Gtd. Notes	NR	3.278%	(c)	07/17/14	1,400	1,368,500
Hertz Corp. (The), Gtd. Notes	B2	5.875%		10/15/20	676	696,280
Hertz Corp. (The), Gtd. Notes	B2	6.250%		10/15/22	764	797,425
Hertz Corp. (The), Gtd. Notes	B2	6.750%		04/15/19	380	401,850
Hertz Corp. (The), Gtd. Notes	B2	7.375%		01/15/21	420	454,650
Hertz Corp. (The), Gtd. Notes	B2	7.500%		10/15/18	2,971	3,186,397
Hertz Corp. (The), Gtd. Notes, 144A	B2	4.250%		04/01/18	203	197,925
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	B3	8.375%		12/15/18	1,775	1,846,000

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Transportation Services (continued)
Navigator Holdings Ltd. (Marshall Islands), Sr. Unsec’d. Notes	NR	9.000%	12/18/17	$200	$207,109
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Marshall Islands), Gtd. Notes	B3	9.250%	04/15/19(a)	999	1,068,930
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Marshall Islands), Gtd. Notes, 144A	NR	9.250%	04/15/19	393	421,493
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Sr. Notes, PIK, 144A	Caa2	10.750%	02/15/18	110	108,900
OSX 3 Leasing BV (Netherlands), Sr. Sec’d. Notes, 144A	NR	9.250%	03/20/15	200	174,000
Sea Trucks Group (Nigeria), Notes	NR	9.000%	03/26/18	800	776,000
Ultrapetrol Bahamas Ltd. (Bahamas), First Mortgage	Caa1	9.000%	11/24/14	802	803,203
Ultrapetrol Bahamas Ltd. (Bahamas), Sr. Sec’d. Notes, 144A	B3	8.875%	06/15/21	1,500	1,500,000

					17,398,467

Wireless — 4.7%
Altice Finco SA (Luxembourg), Sr. Notes, 144A	B3	9.875%	12/15/20	249	266,706
Brightstar Corp., Gtd. Notes, 144A	B1	9.500%	12/01/16	3,140	3,234,200
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	B3	12.000%	12/01/15	1,100	1,168,750
Cricket Communications, Inc., Gtd. Notes	Caa1	7.750%	10/15/20(a)	1,040	998,400
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	5.250%	01/15/23	1,544	1,482,240
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	8.250%	09/30/20(a)	1,600	1,656,000
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	10.500%	04/15/18	1,500	1,590,000
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A	B3	11.625%	01/31/20	2,580	2,915,400
MetroPCS Wireless, Inc., Gtd. Notes	Ba3	6.625%	11/15/20	3,507	3,638,513
MetroPCS Wireless, Inc., Gtd. Notes, 144A	Ba3	6.250%	04/01/21(a)	1,026	1,043,955
MetroPCS Wireless, Inc., Gtd. Notes, 144A	Ba3	6.625%	04/01/23	850	864,875
NII Capital Corp., Gtd. Notes	Caa2	7.625%	04/01/21	2,855	2,219,762
NII Capital Corp., Gtd. Notes	Caa2	8.875%	12/15/19(a)	1,025	866,125
NII International Telecom SCA (Luxembourg), Gtd. Notes, 144A	B2	7.875%	08/15/19(a)	675	639,563
NII International Telecom SCA (Luxembourg), Gtd. Notes, 144A	B2	11.375%	08/15/19	696	744,720
SBA Telecommunications, Inc., Gtd. Notes, 144A	B1	5.750%	07/15/20	83	83,207
Softbank Corp. (Japan), Sr. Unsec’d. Notes, 144A	Baa3	4.500%	04/15/20	3,991	3,846,326
Sprint Capital Corp., Gtd. Notes	B3	6.875%	11/15/28	3,950	3,792,000
Sprint Capital Corp., Gtd. Notes	B3	6.900%	05/01/19	3,575	3,718,000
Sprint Capital Corp., Gtd. Notes	B3	8.750%	03/15/32	651	716,100
Sprint Nextel Corp., Gtd. Notes, 144A	Ba3	7.000%	03/01/20	792	855,360
Sprint Nextel Corp., Gtd. Notes, 144A	Ba3	9.000%	11/15/18	2,120	2,480,400
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	6.000%	12/01/16	2,800	2,954,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	6.000%	11/15/22(a)	1,025	1,004,500
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	7.000%	08/15/20(a)	2,335	2,451,750
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	8.375%	08/15/17	2,050	2,301,125
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	9.125%	03/01/17	2,198	2,527,700
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	11.500%	11/15/21	243	323,190

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Wireless (continued)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A	Ba3	7.748%	02/02/21	$1,450	$1,546,063
VimpelCom Holdings BV (Netherlands), Gtd. Notes, 144A	Ba3	5.200%	02/13/19	262	253,697
VimpelCom Holdings BV (Netherlands), Gtd. Notes, 144A	Ba3	5.950%	02/13/23	200	187,000
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B3	11.750%	07/15/17(a)	6,920	7,196,800
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba3	6.500%	04/30/20	248	246,140
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba3	7.250%	02/15/18	2,375	2,392,813
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba3	7.250%	02/15/18	328	327,180

					62,532,560

Wirelines — 2.1%
CenturyLink, Inc., Sr. Unsec’d. Notes	Ba2	5.800%	03/15/22	2,000	1,970,000
Cincinnati Bell, Inc., Gtd. Notes	B1	8.250%	10/15/17(a)	390	406,575
eAccess Ltd. (Japan), Gtd. Notes, 144A	Ba2	8.250%	04/01/18	930	1,018,350
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.995%	06/01/36	805	849,393
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%	01/15/23	950	945,250
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.625%	04/15/24	427	428,068
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.125%	10/01/18	2,000	2,195,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.500%	04/15/20(a)	1,295	1,427,737
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.750%	04/15/22	180	196,200
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.250%	07/01/21(a)	670	765,475
Level 3 Communications, Inc., Sr. Unsec’d. Notes	Caa2	11.875%	02/01/19(a)	2,855	3,233,287
Level 3 Financing, Inc., Gtd. Notes	B3	7.000%	06/01/20	1,425	1,421,437
Level 3 Financing, Inc., Gtd. Notes	B3	8.125%	07/01/19	903	948,150
Level 3 Financing, Inc., Gtd. Notes	B3	8.625%	07/15/20	2,136	2,274,840
Level 3 Financing, Inc., Gtd. Notes	B3	9.375%	04/01/19(a)	1,500	1,620,000
Qwest Capital Funding, Inc., Gtd. Notes	Ba1	7.750%	02/15/31	745	733,825
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.250%	09/15/25	650	726,790
Windstream Corp., Gtd. Notes	B1	6.375%	08/01/23(a)	2,004	1,873,740
Windstream Corp., Gtd. Notes	B1	7.500%	04/01/23	1,485	1,507,275
Windstream Corp., Gtd. Notes	B1	7.750%	10/15/20(a)	450	465,750
Windstream Corp., Gtd. Notes	B1	7.750%	10/01/21	650	672,750
Windstream Corp., Gtd. Notes	B1	7.875%	11/01/17(a)	1,100	1,207,250
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	Caa1	10.125%	07/01/20(a)	1,065	1,182,150
Zayo Group LLC/Zayo Capital, Inc., Sr. Sec’d. Notes	B1	8.125%	01/01/20	125	135,625

					28,204,917

TOTAL CORPORATE BONDS (cost $1,210,889,649)					1,227,564,333

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS — 0.4%	Shares	Value (Note 2)
Commercial Services
Carraige Services Capital Trust	3,300	$159,328

Electric — 0.2%
Dynegy, Inc.*(a)	85,000	1,916,750

Paper — 0.2%
Newpage Holdings, Inc.*(g)	31,000	2,702,890

Transportation Services
General Maritime Corp.*(g)	712	21,360

TOTAL COMMON STOCKS (cost $5,721,491)		4,800,328

PREFERRED STOCKS — 0.8%
Automotive — 0.2%
General Motors Co., Series B, CVT, 4.750%	65,000	3,130,400

Banking — 0.3%
Ally Financial, Inc., 144A, 7.000%	1,470	1,397,281
Citigroup Capital XIII, 7.875%	96,900	2,698,665

		4,095,946

Life Insurance
Hartford Financial Services Group, Inc., 7.875%	17,200	507,056

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg), Series MTUS, CVT, 6.000%	37,500	703,875

Property & Casualty Insurance — 0.2%
Xlit Ltd. (Cayman Islands), Series D, 3.381%	2,145	1,853,414

TOTAL PREFERRED STOCKS (cost $9,731,573)		10,290,691

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

WARRANTS*	Units	Value (Note 2)
Gas Pipelines
SemGroup Corp. (Class A Stock), expiring 11/30/14	6,958	$200,864

Paper
Smurfit Kappa Funding PLC, expiring 10/01/13	810	70,225

Retailers
Neebo, Inc. (Class A Stock), expiring 06/20/19(g)	2,792	—
Neebo, Inc. (Class B Stock), expiring 06/29/19(g)	5,983	—

		—

Transportation Services
General Maritime Corp., expiring 05/17/17(g)	1,101	—

TOTAL WARRANTS (cost $0)		271,089

TOTAL LONG-TERM INVESTMENTS (cost $1,289,355,193)		1,303,618,715

	Shares
SHORT-TERM INVESTMENT — 21.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $283,746,202; includes $276,745,672 of cash collateral for securities on loan)(b)(w) (Note 4)	283,746,202	283,746,202

TOTAL INVESTMENTS — 118.5% (cost $1,573,101,395)		1,587,364,917
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (18.5)%		(247,495,127)

NET ASSETS — 100.0%		$1,339,869,790

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
CAD	Canadian Dollar
CDX	Credit Derivatives Index
EUR	Euro

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $270,857,596; cash collateral of $276,745,672 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(n)	Rate shown is the effective yield at purchase date.

(r)	Less than $500 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Canadian Dollar, Expiring 08/08/13	Citibank	CAD	570	$558,609	$541,431	$17,178
Euro, Expiring 08/08/13	Goldman Sachs	EUR	485	650,186	631,411	18,775

				$1,208,795	$1,172,842	$35,953

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX NA HY-19 V1 Index	12/20/17	5.000%	$15,000	$713,337	$(36,183)	$749,520	Morgan Stanley
Dow Jones CDX NA HY-19 V1 Index	12/20/17	5.000%	5,750	273,446	(60,201)	333,647	Goldman Sachs & Co.

				$986,783	$(96,384)	$1,083,167

The Portfolio entered into credit default swap agreements on credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,076,078	$—	$2,724,250
Preferred Stocks	10,290,691	—	—
Warrants	271,089	—	—
Bank Loans	—	60,692,274	—
Corporate Bonds	—	1,217,605,739	9,958,594
Affiliated Money Market Mutual Fund	283,746,202	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	35,953	—
Credit Default Swaps	—	1,083,167	—

Total	$296,384,060	$1,279,417,133	$12,682,844

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bonds
Balance as of 12/31/12	$21,360	$2
Accrued discounts/premiums	—	(288,284)
Realized gain (loss)	—	(893)
Change in unrealized appreciation (depreciation)**	(300,390)	(393,673)
Purchases	3,003,280	1,559,902
Sales	—	—
Transfers into Level 3	—	9,081,540
Transfers out of Level 3	—	—

Balance as of 06/30/13	$2,724,250	$9,958,594

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(694,063) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were seven Corporate Bonds transferred into level 3 as a result of being priced using a single broker quote.

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (20.7% represents investments purchased with collateral from securities on loan)	21.2%
Technology	9.1
Healthcare	7.0
Independent Energy	6.2
Media – Non Cable	5.9
Gaming	5.1
Wireless	4.8
Metals & Mining	4.4
Electric	4.1
Media – Cable	3.4
Chemicals	3.2
Packaging	3.0
Retailers	2.8
Automotive	2.1
Food & Beverage	2.1
Wirelines	2.1
Entertainment	2.0
Banking	2.0
Construction Machinery	2.0
Other Industrials	2.0
Oil & Field Services	1.9
Non Captive – Diversified	1.8
Building Materials	1.7
Home Construction	1.7
Diversified Manufacturing	1.5
Transportation Services	1.4
Aerospace/Defense	1.2
Consumer Services	1.2

Gas Pipelines	1.1%
Pharmaceuticals	1.1
Property & Casualty Insurance	1.0
Supermarkets	0.8
Real Estate Investment Trusts	0.8
Restaurants	0.8
Airlines	0.7
Consumer Products	0.7
Paper	0.5
Environmental	0.4
Life Insurance	0.4
Non Captive – Consumer	0.4
Other Financial Institutions	0.4
Brokerage	0.3
Lodging	0.3
Refining	0.3
Tobacco	0.3
Automobiles	0.2
Diversified Financial Services	0.2
Pipelines	0.2
Textile	0.2
Gas Distributors	0.1
Independent	0.1
Industrial Products	0.1
Media	0.1
Transportation	0.1

118.5
Liabilities in excess of other assets	(18.5)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$35,953	—	$—
Credit contracts	Unrealized appreciation on swap agreements	1,083,167	Premiums received for swap agreements	96,384
Equity contracts	Unaffiliated investments	271,089	—	—

Total		$1,390,209		$96,384

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$1,448,906	$1,448,906
Foreign exchange contracts	12,332	—	12,332

Total	$12,332	$1,448,906	$1,461,238

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Swaps	Forward Currency Contracts	Total
Credit contracts	$—	$743,126	$—	$743,126
Foreign exchange contracts	—	—	55,411	55,411
Equity contracts	116,367	—	—	116,367

Total	$116,367	$743,126	$55,411	$914,904

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Sale Contracts(1)	Credit Default Swap Agreements — Sell Protection(2)
$1,260,137	$25,250,000

(1)	Value at Settlement Date Receivable.
(2)	Notional Amount.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$270,857,596	$—	$—	$270,857,596
Over-the-counter derivatives	1,119,120	—	—	1,119,120

				271,976,716

Collateral Amount Pledged/(Received):
Securities on loan	(270,857,596)
Over-the-counter derivatives	(620,000)

Net Amount	$499,120

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST HIGH YIELD PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $270,857,596:
Unaffiliated investments (cost $1,289,355,193)	$1,303,618,715
Affiliated investments (cost $283,746,202)	283,746,202
Foreign currency, at value (cost $517,248)	501,584
Deposit with broker	56,823
Receivable for investments sold	26,170,155
Dividends and interest receivable	22,973,372
Unrealized appreciation on swap agreements	1,083,167
Unrealized appreciation on foreign currency forward contracts	35,953
Receivable for fund share sold	5,325
Prepaid expenses	1,374

Total Assets	1,638,192,670

LIABILITIES:
Payable to broker for collateral for securities on loan	276,745,672
Payable for investments purchased	19,196,494
Payable to custodian	1,499,135
Advisory fees payable	380,851
Payable for fund share repurchased	246,111
Accrued expenses and other liabilities	143,350
Premiums received for swap agreements	96,384
Distribution fee payable	14,466
Affiliated transfer agent fee payable	417

Total Liabilities	298,322,880

NET ASSETS	$1,339,869,790

Net assets were comprised of:
Paid-in capital	$1,288,927,114
Retained earnings	50,942,676

Net assets, June 30, 2013	$1,339,869,790

Net asset value and redemption price per share, $1,339,869,790 / 172,148,066 outstanding shares of beneficial interest	$7.78

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$51,912,356
Affiliated income from securities lending, net	334,155
Unaffiliated dividend income (net of $1,348 foreign withholding tax)	322,623
Affiliated dividend income	43,074

52,612,208

EXPENSES
Advisory fees	5,646,611
Distribution fee	538,582
Shareholder servicing fees and expenses	235,889
Custodian and accounting fees	146,000
Audit fee	18,000
Trustees’ fees	13,000
Insurance expenses	8,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	3,000
Shareholders’ reports	2,000
Loan interest expense (Note 7)	610
Miscellaneous	7,401

Total expenses	6,631,093
Less: advisory fee waivers and/or expense reimbursement	(368,233)
Less: shareholder servicing fee waiver	(66,479)

Net expenses	6,196,381

NET INVESTMENT INCOME	46,415,827

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	18,525,014
Swap agreements transactions	1,448,906
Foreign currency transactions	(1,495)

19,972,425

Net change in unrealized appreciation (depreciation) on:
Investments	(40,115,598)
Swap agreements	743,126
Foreign currencies	39,734

(39,332,738)

NET LOSS ON INVESTMENTS	(19,360,313)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,055,514

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$46,415,827	$98,664,792
Net realized gain on investment and foreign currency transactions	19,972,425	9,776,284
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(39,332,738)	84,544,246

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	27,055,514	192,985,322

DISTRIBUTIONS	—	(90,098,548)

FUND SHARE TRANSACTIONS:
Fund share sold [11,098,331 and 101,891,076 shares, respectively]	87,062,803	752,152,335
Fund share issued in reinvestment of distributions [0 and 12,834,551 shares, respectively]	—	90,098,548
Fund share repurchased [48,445,640 and 90,840,850 shares, respectively]	(379,919,676)	(677,152,654)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(292,856,873)	165,098,229

TOTAL INCREASE (DECREASE) IN NET ASSETS	(265,801,359)	267,985,003
NET ASSETS:
Beginning of period	1,605,671,149	1,337,686,146

End of period	$1,339,869,790	$1,605,671,149

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 116.0% ASSET-BACKED SECURITIES — 9.9%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Ally Auto Receivables Trust, Series 2010-4, Class A3	AAA(d)	0.910%		11/17/14	$451	$450,770
Ally Auto Receivables Trust, Series 2011-1, Class A3	Aaa	1.380%		01/15/15	1,820	1,822,158
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/16/16	2,680	2,686,435
Ally Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.560%		10/15/14	3,142	3,142,452
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%		04/15/16	5,600	5,604,850
Ally Auto Receivables Trust, Series 2013-SN1, Class A2	Aaa	0.520%		05/20/15	3,455	3,449,196
AmeriCredit Automobile Receivables Trust, Series 2011-4, Class A2	AAA(d)	0.920%		03/09/15	176	176,040
AmeriCredit Automobile Receivables Trust, Series 2011-5, Class A2	Aaa	1.190%		08/08/15	2,432	2,434,612
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	3,696	3,699,805
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class A2	Aaa	0.710%		12/08/15	2,185	2,185,912
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A2	AAA(d)	0.490%		04/08/16	9,453	9,436,282
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A2	AAA(d)	0.490%		06/08/16	4,700	4,695,803
AmeriCredit Automobile Receivables Trust, Series 2013-3, Class A2	Aaa	0.680%		10/11/16	2,730	2,727,273
BA Credit Card Trust, Series 2007-A6, Class A6	Aaa	0.253%	(c)	09/15/16	2,430	2,425,296
Bank One Issuance Trust, Series 2003-A8, Class A8	Aaa	0.443%	(c)	05/16/16	8,111	8,109,743
Capital Auto Receivables Asset Trust, Series 2013-1, Class A1	Aaa	0.470%		03/20/15	5,185	5,176,030
Capital One Multi-Asset Execution Trust, Series 2006-A12, Class A	Aaa	0.253%	(c)	07/15/16	3,225	3,223,639
CarMax Auto Owner Trust, Series 2010-2, Class A3	AAA(d)	1.410%		02/16/15	285	285,193
CarMax Auto Owner Trust, Series 2011-1, Class A3	Aaa	1.290%		09/15/15	1,800	1,804,197
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	257	257,408
CarMax Auto Owner Trust, Series 2012-1, Class A2	AAA(d)	0.590%		03/16/15	1,988	1,988,932
CarMax Auto Owner Trust, Series 2012-2, Class A2	Aaa	0.640%		05/15/15	3,870	3,871,195
CarMax Auto Owner Trust, Series 2012-3, Class A2	Aaa	0.430%		09/15/15	9,532	9,523,210
Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1D	Aa1	0.523%	(c)	06/25/35(g)	561	559,274
Chase Issuance Trust, Series 2011-A3, Class A3	AAA(d)	0.313%	(c)	12/15/15	9,070	9,064,404
Chase Issuance Trust, Series 2012-A1, Class A1	AAA(d)	0.293%	(c)	05/16/16	7,700	7,689,721
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	2.943%	(c)	08/15/18	8,500	8,729,185
Discover Card Master Trust, Series 2011-A1, Class A1	Aaa	0.543%	(c)	08/15/16	3,300	3,303,010
Discover Card Master Trust, Series 2012-B3, Class B3	A1	0.653%	(c)	05/15/18	3,650	3,651,634
Discover Card Master Trust I, Series 2006-2, Class A3	Aaa	0.273%	(c)	01/19/16	5,785	5,784,647

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Discover Card Master Trust I, Series 2007-2, Class A	Aaa	0.273%	(c)	09/15/16	$2,750	$2,747,401
Dryrock Issuance Trust, Series 2012-1, Class A	Aaa	0.343%	(c)	08/15/17	3,250	3,250,184
Dryrock Issuance Trust, Series 2012-2, Class A	Aaa	0.640%		08/15/18	3,000	2,985,737
Ford Credit Auto Lease Trust, Series 2012-A, Class A2	Aaa	0.630%		04/15/14	3,230	3,229,877
GE Capital Credit Card Master Note Trust, Series 2011-3, Class A	Aaa	0.423%	(c)	09/15/16	3,500	3,499,846
Harley-Davidson Motorcycle Trust, Series 2011-2, Class A2	Aaa	0.710%		05/15/15	447	446,719
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class A1, 144A	AAA(d)	1.340%		10/15/43(g)	3,040	3,038,784
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class B1, 144A	AA(d)	1.740%		10/15/43(g)	1,420	1,420,000
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class B2, 144A	AA(d)	2.480%		10/15/45(g)	1,420	1,430,366
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class D2, 144A	BBB(d)	4.940%		10/15/45(g)	590	607,523
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class B2, 144A	AA(d)	1.744%		01/16/46(g)	2,600	2,572,180
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class B2, 144A	AA(d)	1.495%		05/16/44	2,500	2,497,331
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class C2, 144A	A(d)	1.843%		05/16/44	2,250	2,247,595
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 144A	AAA(d)	1.793%		05/15/46	2,000	1,997,860
Huntington Auto Trust, Series 2012-1, Class A2	Aaa	0.540%		11/17/14	1,195	1,195,227
Huntington Auto Trust, Series 2012-2, Class A2	Aaa	0.380%		09/15/15	3,602	3,599,247
Hyundai Auto Lease Securitization Trust, Series 2011-A, Class A3, 144A	Aaa	1.020%		08/15/14	2,625	2,626,382
Hyundai Auto Lease Securitization Trust, Series 2012-A, Class A2, 144A	Aaa	0.680%		01/15/15	1,353	1,353,165
Hyundai Auto Receivables Trust, Series 2010-B, Class A3	Aaa	0.970%		04/15/15	1,095	1,096,835
Illinois Student Assistance Commission, Series 2010-1, Class A2	AA+(d)	1.326%	(c)	04/25/22	1,595	1,613,948
Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2	AAA(d)	0.660%		04/15/14	606	606,116
Nationstar Mortgage Advance Receivable Trust, Series 2013-T1A, Class A1, 144A	AAA(d)	1.080%		06/20/44(g)	2,750	2,747,049
Nationstar Mortgage Advance Receivable Trust, Series 2013-T1A, Class B1, 144A	AA(d)	1.379%		06/20/44(g)	1,100	1,098,826
Nationstar Mortgage Advance Receivable Trust, Series 2013-T1A, Class C1, 144A	A(d)	1.594%		06/20/44(g)	850	849,086
Nationstar Mortgage Advance Receivable Trust, Series 2013-T3A, Class A3, 144A	AAA(d)	2.438%		06/20/48	2,750	2,726,326
Nissan Auto Lease Trust, Series 2011-B, Class A3	Aaa	0.920%		02/16/15	1,143	1,144,270
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A2	Aaa	0.540%		10/15/14	1,215	1,214,955
Santander Drive Auto Receivables Trust, Series 2011-4, Class A2	Aaa	1.370%		03/16/15	1,882	1,883,756
Santander Drive Auto Receivables Trust, Series 2012-1, Class A2	Aaa	1.250%		04/15/15	939	940,833
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	1,935	1,936,357
Santander Drive Auto Receivables Trust, Series 2012-3, Class A2	Aaa	0.830%		04/15/15	3,958	3,959,813

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Santander Drive Auto Receivables Trust, Series 2012-4, Class A2	Aaa	0.790%		08/17/15	$2,775	$2,777,572
Santander Drive Auto Receivables Trust, Series 2012-AA, Class A2, 144A	Aaa	0.550%		02/16/16	5,541	5,538,085
Santander Drive Auto Receivables Trust, Series 2013-1, Class A2	AAA(d)	0.480%		02/16/16	2,637	2,635,839
Santander Drive Auto Receivables Trust, Series 2013-3, Class A2	AAA(d)	0.550%		09/15/16	4,770	4,764,481
SLM Student Loan Trust, Series 2006-2, Class A5	Aaa	0.386%	(c)	07/25/25	3,240	3,167,764
SLM Student Loan Trust, Series 2010-A, Class 2A, 144A	Aaa	3.443%	(c)	05/16/44	4,809	4,975,797
SLM Student Loan Trust, Series 2010-C, Class A1, 144A	Aaa	1.843%	(c)	12/15/17	871	873,562
SLM Student Loan Trust, Series 2011-1, Class A1	Aaa	0.724%	(c)	03/25/26	891	883,852
SLM Student Loan Trust, Series 2012-C, Class A1, 144A	Aaa	1.293%	(c)	08/15/23	3,778	3,799,938
Structured Asset Securities Corp., Series 2005-WF1, Class A3	A2	0.534%	(c)	02/25/35(g)	2,295	2,201,464
World Financial Network Credit Card Master Trust, Series 2009-D, Class A	AAA(d)	4.660%		05/15/17	3,111	3,117,113
World Omni Automobile Lease Securitization Trust, Series 2011-A, Class A3	Aaa	1.490%		10/15/14	2,041	2,044,044

TOTAL ASSET-BACKED SECURITIES (cost $217,582,065)						217,301,411

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	Aa3	5.347%		12/10/46	4,010	4,344,430
Commercial Mortgage Pass-Through Certificates, Series 2007-FL14, Class AJ, 144A	A1	0.373%	(c)	06/15/22	4,084	4,049,912
Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class AM	Aaa	3.282%		01/10/46	5,290	4,950,250
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	790	813,190
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.680%		07/10/39	1,889	1,903,197
GS Mortgage Securities Corp. II, Series 2012-GC6, Class C, 144A	A3	5.826%	(c)	01/10/45	3,130	3,277,279
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class C	A3	5.906%	(c)	05/10/45	2,435	2,544,965
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1	Aaa	4.475%		07/15/41	61	61,346
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.799%	(c)	06/15/49	2,548	2,611,608
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4B, 144A	A1	5.714%	(c)	03/18/51	5,285	5,892,194
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class AS	AAA(d)	3.372%		12/15/47	10,020	9,436,265
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class AS	Aaa	4.117%		05/15/45	2,740	2,768,619
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class B, 144A	Aa3	4.365%	(c)	08/10/49(g)	3,600	3,514,194
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	A2	5.795%	(c)	07/15/45	5,670	6,183,889
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	Aaa	5.246%		12/15/43	906	929,205

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C	A3	4.693%	(c)	10/15/45	$4,878	$4,718,933
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B	AA-(d)	3.714%	(c)	03/15/45	2,370	2,233,054
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class AS	AAA(d)	3.560%		03/15/48	5,965	5,675,865

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $67,211,258)						65,908,395

CORPORATE BONDS — 28.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	4.000%		03/15/22	1,596	1,530,296

Aerospace & Defense — 0.1%
Embraer SA (Brazil), Sr. Unsec’d. Notes	Baa3	5.150%		06/15/22	1,400	1,403,500

Agriculture — 0.6%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%		11/10/38	4,031	5,965,928
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		06/23/19	3,000	3,676,140
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		05/01/40	2,821	3,347,325

						12,989,393

Auto Parts & Equipment — 0.3%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	8.000%		10/01/19	6,170	7,784,886

Automobile Manufacturers — 0.1%
Kia Motors Corp. (South Korea), Sr. Unsec’d. Notes, 144A	Baa1	3.625%		06/14/16	2,180	2,260,300

Banking — 5.3%
Banco del Estado de Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%		02/08/22	600	576,867
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.375%		06/15/14	3,750	3,890,160
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.625%		07/01/20	700	770,677
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%		06/01/19	12,500	15,022,187
BBVA Banco Continental SA (Peru), Sr. Unsec’d. Notes, 144A	BBB(d)	5.000%		08/26/22	1,200	1,170,000
Cie de Financement Foncier SA (France), Covered Bonds, 144A	Aaa	1.026%	(c)	04/17/14	5,000	5,018,075
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19	2,696	3,397,033
Discover Bank, Sub. Notes	Ba1	8.700%		11/18/19	2,703	3,453,010
DNB Boligkreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.100%		10/14/15	6,630	6,801,054
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	3.750%		10/20/16	2,000	2,100,492
First Citizens St Lucia Ltd. (Liechtenstein), Bank Gtd. Notes, 144A	A2	4.903%		02/09/16	700	718,145
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	2,883	3,084,519
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	7.500%		02/15/19	11,011	13,076,377
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	5.950%		01/15/27	2,453	2,522,322
Huntington Bancshares, Inc., Sub. Notes	Baa2	7.000%		12/15/20(a)	2,700	3,221,505
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%		08/15/21	8,740	9,104,834
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%		01/24/22	3,733	3,908,906

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, 144A	Baa3	6.500%	09/14/20(a)	$5,232	$5,577,924
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A	A3	6.625%	04/07/21	3,248	3,436,741
Morgan Stanley, Notes, MTN	Baa1	6.250%	08/28/17	5,286	5,894,376
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%	04/28/15	2,350	2,519,585
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	7.300%	05/13/19	3,327	3,864,690
Morgan Stanley, Sub. Notes	Baa2	4.100%	05/22/23	3,469	3,205,075
Nordea Eiendomskreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.125%	09/22/16(a)	4,740	4,868,275
Sberbank of Russia Via Sb Capital SA (Luxembourg), Sub. Notes, 144A	NR	5.250%	05/23/23	1,750	1,594,489
SVB Financial Group, Sr. Unsec’d. Notes	A3	5.375%	09/15/20(a)	4,615	5,051,122
Turkiye Halk Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	Baa2	3.875%	02/05/20(a)	1,550	1,395,000

					115,243,440

Beverages — 0.4%
Corp Lindley SA (Peru), Sr. Unsec’d. Notes, 144A	BB+(d)	4.625%	04/12/23	2,150	2,085,500
Fomento Economico Mexicano SAB De CV (Mexico), Sr. Unsec’d. Notes	BBB+(d)	2.875%	05/10/23	1,850	1,675,031
Fomento Economico Mexicano SAB De CV (Mexico), Sr. Unsec’d. Notes	BBB+(d)	4.375%	05/10/43	1,900	1,653,971
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	5.750%	04/07/21	3,700	4,110,319

					9,524,821

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	02/01/39	4,059	4,675,769
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	6.000%	03/01/20	950	1,070,241

					5,746,010

Building Materials — 0.2%
Cementos Pacasmayo SAA (Peru), Gtd. Notes, 144A	BB+(d)	4.500%	02/08/23(a)	1,350	1,250,100
Owens Corning, Gtd. Notes	Ba1	9.000%	06/15/19	2,851	3,500,281
Votorantim Overseas IV (Cayman Islands), Gtd. Notes, 144A	BBB(d)	7.750%	06/24/20	500	558,750

					5,309,131

Chemicals — 1.0%
Airgas, Inc., Gtd. Notes	Baa3	7.125%	10/01/18	1,580	1,657,085
Braskem America Finance Co., Gtd. Notes, 144A	Baa3	7.125%	07/22/41	850	804,313
CF Industries, Inc., Gtd. Notes	Baa2	7.125%	05/01/20	3,142	3,758,982
Methanex Corp. (Canada), Sr. Unsec’d. Notes	Ba1	5.250%	03/01/22	6,370	6,677,378
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	Ba1	6.750%	09/19/42	900	882,000
Montell Finance Co. BV (Netherlands), Gtd. Notes, 144A	BBB-(d)	8.100%	03/15/27(a)	4,589	5,808,958
Mosaic Global Holdings, Inc., Gtd. Notes	Baa1	7.300%	01/15/28	336	405,862
NewMarket Corp., Gtd. Notes	Baa3	4.100%	12/15/22	2,725	2,640,108

					22,634,686

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Banks — 0.8%
PKO Finance AB (Poland), Sr. Unsec’d. Notes, 144A	A2	4.630%	09/26/22	$2,500	$2,438,902
Sparebank 1 Boligkreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.300%	06/30/17	6,680	6,804,228
Zions Bancorporation, Sr. Unsec’d. Notes	BBB-(d)	4.500%	03/27/17	4,675	4,944,023
Zions Bancorporation, Sr. Unsec’d. Notes	BBB-(d)	4.500%	06/13/23	2,942	2,896,014

					17,083,167

Commercial Services — 0.6%
ADT Corp. (The), Sr. Unsec’d. Notes	Baa2	4.125%	06/15/23	4,517	4,254,612
Total System Services Inc, Unsec’d. Notes	Baa3	3.750%	06/01/23	2,000	1,857,014
Verisk Analytics, Inc., Gtd. Notes	Ba1	4.125%	09/12/22	1,161	1,153,638
Verisk Analytics, Inc., Gtd. Notes	Ba1	4.875%	01/15/19	900	964,435
Verisk Analytics, Inc., Gtd. Notes	Ba1	5.800%	05/01/21(a)	1,200	1,324,506
Western Union Co. (The), Unsec’d. Notes	Baa1	2.875%	12/10/17	2,684	2,690,903

					12,245,108

Computers — 0.2%
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	6.125%	03/01/14	4,340	4,486,948

Containers & Packaging — 0.2%
Rock-Tenn Co., Gtd. Notes	Ba1	4.900%	03/01/22(a)	4,745	4,890,529

Distribution/Wholesale — 0.1%
Glencore Funding LLC, Gtd. Notes, 144A	Baa2	2.500%	01/15/19(a)	2,653	2,400,193

Diversified Financial Services — 3.2%
Alta Wind Holdings LLC, Pass-Through Certificates, 144A	BBB-(d)	7.000%	06/30/35	1,468	1,540,114
Associates Corp. of North America, Sr. Unsec’d. Notes	Baa2	6.950%	11/01/18	1,305	1,545,513
Credit Suisse AG (Switzerland), Covered Bonds, 144A	Aaa	1.625%	03/06/15	4,310	4,372,495
FMR LLC, Bonds, 144A	A2	7.570%	06/15/29	7,125	8,951,679
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.750%	03/15/32	6,021	7,219,330
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.875%	01/10/39	7,729	9,525,227
Hyundai Capital America, Gtd. Notes, 144A	Baa1	3.750%	04/06/16	175	181,577
Hyundai Capital Services, Inc. (South Korea), Sr. Unsec’d. Notes, 144A	Baa1	4.375%	07/27/16	1,600	1,696,067
Jefferies Group, Inc., Sr. Unsec’d. Notes	Baa3	6.875%	04/15/21	1,084	1,192,175
Lazard Group LLC, Sr. Unsec’d. Notes	Ba2	6.850%	06/15/17	850	950,762
Lazard Group LLC, Sr. Unsec’d. Notes	Ba2	7.125%	05/15/15	4,700	5,103,542
Merrill Lynch & Co., Inc., Sub. Notes	Baa3	5.700%	05/02/17	1,320	1,421,587
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.250%	01/16/18	2,895	3,107,933
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.550%	01/15/20	5,000	5,318,020
Raymond James Financial, Inc., Sr. Unsec’d. Notes	Baa2	8.600%	08/15/19	6,085	7,566,631
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	Baa3	6.125%	07/11/21	4,479	4,381,125
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	8.750%	03/01/19	5,201	6,634,058

					70,707,835

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Operations — 0.1%
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	Baa3	7.250%	04/05/41	$2,150	$2,085,500

Electric — 1.6%
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	A3	6.500%	10/27/36(a)	1,250	1,387,500
CEZ A/S (Czech Republic), Sr. Unsec’d. Notes, 144A	A2	4.250%	04/03/22	1,600	1,587,680
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	Baa3	6.400%	09/15/20	4,270	4,969,661
Entergy Corp., Sr. Unsec’d. Notes	Baa3	5.125%	09/15/20	7,641	8,013,682
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	7.500%	09/01/38	389	526,834
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	5.250%	10/24/42	900	747,000
PPL WEM Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa3	5.375%	05/01/21	8,624	9,457,303
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	5,710	6,862,341
Texas-New Mexico Power Co., First Mortgage, 144A	A3	9.500%	04/01/19	625	831,513

					34,383,514

Electric – Integrated — 0.1%
Black Hills Corp., Sr. Unsec’d. Notes	Baa3	9.000%	05/15/14	2,000	2,128,686

Electronic Components & Equipment — 0.2%
Energizer Holdings, Inc., Gtd. Notes	Baa3	4.700%	05/19/21	1,890	1,918,730
PerkinElmer, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	11/15/21	2,754	2,866,088

					4,784,818

Engineering & Construction — 0.2%
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	7.125%	06/26/42	2,800	2,716,000
URS Corp, Gtd. Notes, 144A	Baa3	5.500%	04/01/22	2,155	2,223,732

					4,939,732

Foods — 0.2%
Alicorp SA (Peru), Sr. Unsec’d. Notes, 144A	Baa2	3.875%	03/20/23(a)	1,600	1,482,602
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa3	3.950%	05/22/23(a)	750	660,000
Cencosud SA (Chile), Gtd. Notes, 144A	Baa3	4.875%	01/20/23	1,000	980,292
Flowers Foods, Inc., Sr. Unsec’d. Notes	Baa2	4.375%	04/01/22	1,201	1,175,032

					4,297,926

Healthcare Services — 0.1%
Dignity Health, Unsec’d. Notes	A3	4.500%	11/01/42	1,618	1,420,447

Holding Companies – Diversified
KOC Holding A/S (Turkey), Sr. Unsec’d. Notes, 144A	Baa3	3.500%	04/24/20	1,000	865,000

Hotels & Motels — 0.2%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	6.875%	08/15/19	4,043	4,735,303

Household Products/Wares — 0.2%
Tupperware Brands Corp., Gtd. Notes	Baa3	4.750%	06/01/21	3,518	3,568,061

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance — 0.7%
Fidelity National Financial, Inc., Sr. Unsec’d. Notes	Baa3	6.600%	05/15/17(a)	$3,000	$3,325,125
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125%	09/30/19	5,989	7,106,793
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	9.250%	04/15/19	648	847,730
Willis North America, Inc., Gtd. Notes	Baa3	7.000%	09/29/19	2,726	3,130,844

					14,410,492

Investment Companies
Oaktree Capital Management LP, Sr. Unsec’d. Notes, 144A	A-(d)	6.750%	12/02/19	943	1,099,251

Leisure — 0.2%
Carnival PLC (United Kingdom), Gtd. Notes	Baa1	7.875%	06/01/27	3,275	3,873,058

Manufacturing — 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	6.375%	02/01/29	1,723	1,825,973
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	7.450%	07/16/31	2,889	3,458,754
Hillenbrand, Inc., Sr. Unsec’d. Notes	Baa3	5.500%	07/15/20	4,671	4,941,722

					10,226,449

Media — 1.1%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.000%	03/01/21	1,243	1,309,310
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	4.875%	04/11/22	5,625	5,695,313
News America, Inc., Gtd. Notes	Baa1	6.200%	12/15/34	1,713	1,872,669
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	1,980	2,328,692
TCI Communications, Inc., Sr. Unsec’d. Notes	A3	7.875%	02/15/26	2,285	3,024,163
Time Warner Cable, Inc., Gtd. Notes	NR	6.200%	07/01/13	625	625,000
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550%	05/01/37	3,629	3,634,215
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.300%	07/01/38	4,722	5,131,912
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	570	718,515

					24,339,789

Metals & Mining — 1.7%
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.950%	12/15/25	2,790	3,012,826
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	Baa3	9.375%	06/01/19	5,440	6,712,786
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	9.375%	04/08/19	6,049	7,631,618
AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes	Baa2	6.500%	04/15/40	5,309	4,390,941
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	4.100%	05/01/23(a)	3,526	2,945,818
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Gtd. Notes, 144A	Ba1	4.875%	10/07/20	3,500	2,957,500
Newcrest Finance Pty Ltd. (Australia), Gtd. Notes, 144A	Baa2	4.450%	11/15/21	1,634	1,466,374
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	5.250%	11/08/42	1,525	1,251,383
Valmont Industries, Inc., Gtd. Notes	Baa3	6.625%	04/20/20	5,221	5,953,162

					36,322,408

Oil & Gas — 2.2%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	7.000%	07/15/38	725	875,580
Canadian Oil Sands Ltd. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	7.750%	05/15/19	5,825	7,030,315

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil & Gas (continued)
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	A3	5.700%	10/01/40	$8,067	$7,673,895
Kerr-McGee Corp., Gtd. Notes	Baa3	7.125%	10/15/27	1,807	2,016,910
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%	08/15/18	2,750	3,000,250
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.875%	06/01/15	3,000	3,064,500
Petrohawk Energy Corp., Gtd. Notes	Baa3	10.500%	08/01/14	5,337	5,609,187
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes, 144A	Baa3	9.750%	08/14/19	400	498,000
Petronas Global Sukuk Ltd. (Malaysia), Gtd. Notes, 144A	A1	4.250%	08/12/14	1,980	2,040,885
Pride International, Inc., Gtd. Notes	Baa1	8.500%	06/15/19	2,583	3,285,127
Rowan Cos., Inc., Gtd. Notes	Baa3	7.875%	08/01/19	5,000	6,011,270
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	749	740,192
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	6.375%	12/15/21	3,602	4,048,518
Valero Energy Corp., Gtd. Notes	Baa2	10.500%	03/15/39	1,706	2,559,363

					48,453,992

Oil Field Equipment & Services — 0.3%
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	4.500%	04/15/22	337	333,171
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.625%	03/01/19	1,346	1,701,641
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.875%	03/01/39	3,656	4,979,201

					7,014,013

Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Baa2	8.875%	05/15/31	5,350	7,473,372
Plum Creek Timberlands LP, Gtd. Notes	Baa2	4.700%	03/15/21	2,799	2,896,016

					10,369,388

Pipelines — 1.7%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	5.670%	03/05/14	1,700	1,742,670
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	Baa2	9.875%	03/01/19	4,625	6,040,148
Energy Transfer Partners LP, Gtd. Notes	Baa3	6.125%	02/15/17	1,845	2,077,385
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	7.500%	07/01/38	1,748	2,043,020
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	9.000%	04/15/19	3,500	4,452,777
Enterprise Products Operating LLC, Gtd. Notes	Baa1	7.550%	04/15/38	1,122	1,427,992
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A	BBB-(d)	6.450%	05/01/21(g)	5,750	6,161,723
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.400%	03/15/31	1,850	2,193,563
Ruby Pipeline LLC, Sr. Unsec’d. Notes, 144A	Baa3	6.000%	04/01/22	2,500	2,669,547
Spectra Energy Capital LLC, Gtd. Notes	Baa2	5.500%	03/01/14	800	823,206
Tennessee Gas Pipeline Co. LLC, Sr. Unsec’d. Notes	Baa1	8.375%	06/15/32	2,172	2,905,224
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.750%	03/15/32	3,337	4,232,931

					36,770,186

Real Estate Investment Trusts — 1.1%
American Tower Corp., Sr. Unsec’d. Notes	Baa3	5.050%	09/01/20	5,116	5,376,369
Entertainment Properties Trust, Gtd. Notes	Baa2	7.750%	07/15/20	3,484	3,955,974
EPR Properties, Sr. Unsec’d. Notes	Baa2	5.250%	07/15/23	1,920	1,864,731
Goodman Funding Pty Ltd. (Australia), Gtd. Notes, 144A	Baa2	6.375%	11/12/20	3,600	4,011,876
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	Baa3	5.250%	03/15/22	4,317	4,472,326

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate Investment Trusts (continued)
Potlatch Corp., Gtd. Notes	Baa3	7.500%	11/01/19	$1,000	$1,140,000
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa3	7.375%	10/01/19	2,610	3,082,366

					23,903,642

Retail — 0.8%
Dollar General Corp., Sr. Unsec’d. Notes	Baa3	3.250%	04/15/23	1,883	1,719,542
Family Dollar Stores, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	02/01/21	3,162	3,248,506
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	12,450	13,581,008

					18,549,056

Savings & Loan — 0.3%
First Niagara Financial Group, Inc., Sub. Notes	Baa3	7.250%	12/15/21	6,190	7,117,906

Semiconductors — 0.1%
KLA-Tencor Corp., Sr. Unsec’d. Notes	Baa1	6.900%	05/01/18	2,145	2,497,018

Software — 0.1%
Dun & Bradstreet Corp. (The), Sr. Unsec’d. Notes	BBB(d)	4.375%	12/01/22	2,315	2,236,304

Telecommunications
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	A2	4.375%	07/16/42	830	707,368

Transportation — 0.5%
Kazakhstan Temir Zholy Finance BV
(Netherlands), Gtd. Notes, 144A	Baa3	6.950%	07/10/42	1,440	1,463,472
Viterra, Inc. (Canada), Gtd. Notes, 144A	Baa2	5.950%	08/01/20	8,500	8,987,279

					10,450,751

TOTAL CORPORATE BONDS (cost $626,172,633)					617,790,301

FOREIGN GOVERNMENT BONDS — 1.1%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes	Aa3	4.138%	01/03/23	2,300	2,265,500
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A	Baa1	6.950%	11/20/29	1,650	1,947,000
Government of Aruba (Aruba), Sr. Unsec’d. Notes	BBB+(d)	4.625%	09/14/23	1,000	940,000
Government of the Cayman Islands (Cayman Islands), Sr. Unsec’d. Notes	Aa3	5.950%	11/24/19	2,550	2,830,500
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes	A1	2.875%	11/09/15	3,050	3,118,543
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375%	07/30/14	1,960	2,037,618
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	Baa2	4.300%	04/29/53	1,000	802,500
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec’d. Notes	Baa3	3.300%	11/21/22	2,500	2,175,000
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes	Aa2	3.125%	01/20/17	1,200	1,243,500
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41	500	497,500
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes	Baa3	4.375%	08/22/23	650	617,513

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

FOREIGN GOVERNMENT BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.625%	04/29/15	$4,300	$4,450,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $23,069,768)					22,925,674

MUNICIPAL BONDS — 1.4%
California — 0.4%
City of San Francisco CA Public Utilities Commission Water Revenue, Revenue Bonds	Aa3	6.000%	11/01/40	740	848,299
City of San Francisco CA Public Utilities Commission Water Revenue, Series DE, Revenue Bonds	Aa3	6.000%	11/01/40	910	1,051,469
Metropolitan Water District of Southern California, Revenue Bonds	Aa1	6.538%	07/01/39	1,650	1,856,695
Metropolitan Water District of Southern California, Revenue Bonds	Aa1	6.947%	07/01/40	1,500	1,781,955
San Diego County Regional Airport Authority, Revenue Bonds	A2	6.628%	07/01/40	3,215	3,601,829
University of California, Revenue Bonds	Aa1	6.270%	05/15/31	525	573,867

					9,714,114

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	Baa2	7.055%	04/01/57	1,921	1,934,140

Massachusetts — 0.1%
University of Massachusetts Building Authority, Revenue Bonds	Aa2	6.573%	05/01/39	1,000	1,119,530

Nevada — 0.1%
County of Clark NV Airport System Revenue, Revenue Bonds	Aa2	6.881%	07/01/42	2,135	2,385,734

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	5.790%	06/15/41	1,290	1,445,755
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.124%	06/15/42	720	812,606
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.282%	06/15/42	1,750	2,018,887
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.491%	06/15/42	750	871,463

					5,148,711

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds	Aa2	6.731%	07/01/43	3,035	3,528,248

Texas — 0.2%
City of Houston TX, General Obligation Ltd.	Aa2	6.290%	03/01/32	1,825	2,108,970
Dallas Convention Center Hotel Development Corp., Revenue Bonds	A1	7.088%	01/01/42	1,803	2,132,588

					4,241,558

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Washington — 0.1%
Metropolitan Washington Airports Authority, Revenue Bonds	Baa1	7.462%		10/01/46	$2,400	$2,793,840

TOTAL MUNICIPAL BONDS (cost $31,095,712)						30,865,875

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.6%
Arkle Master Issuer PLC (United Kingdom), Series 2010-2A, Class 1A1, 144A	Aaa	1.674%	(c)	05/17/60	1,700	1,701,658
Arkle Master Issuer PLC (United Kingdom), Series 2011-1A, Class 2A, 144A	Aaa	1.524%	(c)	05/17/60	2,500	2,503,131
Bear Stearns ALT-A Trust, Series 2004-8, Class 1A	Baa2	0.893%	(c)	09/25/34	4,569	4,329,516
Credit Suisse Mortgage Capital Certificates, Series 2013-TH1, Class A1, 144A	AAA(d)	2.130%	(c)	02/25/43(g)	3,999	3,759,769
Deutsche Mortgage Securities, Inc., Series 2009-RS2, Class 4A1, 144A	AA+(d)	0.332%	(c)	04/26/37(g)	2,252	2,205,816
Fosse Master Issuer PLC (United Kingdom), Series 2012-1A, Class 2A2, 144A	Aaa	1.677%	(c)	10/18/54	1,500	1,521,226
Gracechurch Mortgage Financing PLC (United Kingdom), Series 2011-1A, Class 2A1, 144A	Aaa	1.824%	(c)	11/20/56	3,397	3,454,378
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A3	Aaa	0.272%	(c)	12/20/54	2,609	2,528,171
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A7	Aaa	0.392%	(c)	12/20/54	2,685	2,603,255
Holmes Master Issuer PLC (United Kingdom), Series 2010-1A, Class A2, 144A	Aaa	1.677%	(c)	10/15/54	2,474	2,487,863
Sequoia Mortgage Trust, Series 2012-3, Class A1	Aaa	3.500%	(c)	07/25/42(g)	1,182	1,183,103
Sequoia Mortgage Trust, Series 2012-4, Class A3	Aaa	2.069%	(c)	09/25/42(g)	3,481	3,325,328
Sequoia Mortgage Trust, Series 2012-5, Class A1	Aaa	2.500%	(c)	05/25/34(g)	1,335	1,282,214
Sequoia Mortgage Trust, Series 2012-6, Class A2	Aaa	1.808%	(c)	12/25/42(g)	4,562	4,236,083
Sequoia Mortgage Trust, Series 2013-1, Class 2A1	Aaa	1.855%	(c)	02/25/43(g)	2,005	1,810,698
Sequoia Mortgage Trust, Series 2013-2, Class A1	AAA(d)	1.874%	(c)	02/25/43(g)	5,690	5,129,801
Silverstone Master Issuer PLC (United Kingdom), Series 2011-1A, Class 1A, 144A	Aaa	1.826%	(c)	01/21/55	2,850	2,884,477
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A	AAA(d)	1.570%	(c)	12/25/59(g)	4,637	4,659,246
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A, 144A	AAA(d)	1.270%	(c)	06/25/58(g)	5,827	5,680,082

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $59,097,374)						57,285,815

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.5%
Federal Home Loan Mortgage Corp.		0.875%		03/07/18(a)	3,420	3,309,459
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	22,368	21,736,708
Federal Home Loan Mortgage Corp.		3.000%		TBA	63,000	64,567,616
Federal Home Loan Mortgage Corp.		3.500%		TBA	51,960	52,625,737
Federal Home Loan Mortgage Corp.		5.000%		09/01/20-06/01/26	16,435	17,585,923
Federal Home Loan Mortgage Corp.		5.500%		11/01/35	3,427	3,702,911
Federal National Mortgage Assoc.		3.000%		TBA	49,860	48,714,776

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal National Mortgage Assoc.	3.500%	TBA	$44,000	$44,666,873
Federal National Mortgage Assoc.	4.500%	11/01/18	14,010	14,886,925
Federal National Mortgage Assoc.	5.500%	10/01/35-10/01/38	61,738	67,401,449
Federal National Mortgage Assoc.	5.500%	TBA	167,000	181,273,290
Federal National Mortgage Assoc.	6.000%	11/01/36	3,071	3,341,987
Government National Mortgage Assoc.	3.500%	TBA	22,000	22,567,186
Government National Mortgage Assoc.	4.000%	TBA	49,000	51,304,531
Tennessee Valley Authority	3.500%	12/15/42(a)	6,345	5,326,951

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $603,043,119)				603,012,322

U.S. TREASURY OBLIGATIONS — 42.3%
U.S. Treasury Bonds	3.125%	02/15/43(a)	90,178	84,175,572
U.S. Treasury Notes	0.125%	12/31/13	37,449	37,449,000
U.S. Treasury Notes	0.250%	04/15/16	70,308	69,632,410
U.S. Treasury Notes	0.375%	07/31/13-03/15/15	308,568	308,735,718
U.S. Treasury Notes	0.500%	10/15/14	143,086	143,600,251
U.S. Treasury Notes	1.000%	05/31/18(a)	209,659	206,055,381
U.S. Treasury Notes	1.250%	06/30/18	32,757	32,725,011
U.S. Treasury Notes	1.750%	05/15/23(a)	46,931	43,953,791

TOTAL U.S. TREASURY OBLIGATIONS (cost $934,874,686)				926,327,134

TOTAL LONG-TERM INVESTMENTS (cost $2,562,146,615)				2,541,416,927

			Shares
SHORT-TERM INVESTMENT — 19.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $416,397,824; includes $284,694,761 of cash collateral for securities on loan)(b)(w) (Note 4)			416,397,824	416,397,824

TOTAL INVESTMENTS — 135.0% (cost $2,978,544,439)				2,957,814,751
LIABILITIES IN EXCESS OF OTHER ASSETS — (35.0)%				(766,214,099)

NET ASSETS — 100.0%				$2,191,600,652

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poors
NASDAQ	National Association of Securities Dealers Automated Quotations
SLM	Student Loan Mortgage TBA To Be Announced

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $279,173,907; cash collateral of $284,694,761 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$214,051,227	$3,250,184
Commercial Mortgage-Backed Securities	—	65,908,395	—
Corporate Bonds	—	617,790,301	—
Foreign Government Bonds	—	22,925,674	—
Municipal Bonds	—	30,865,875	—
Residential Mortgage-Backed Securities	—	57,285,815	—
U.S. Government Agency Obligations	—	603,012,322	—
U.S. Treasury Obligations	—	926,327,134	—
Affiliated Money Market Mutual Fund	416,397,824	—	—

Total	$416,397,824	$2,538,166,743	$3,250,184

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

U.S. Treasury Obligations	42.3%
U.S. Government Agency Obligations	27.5
Affiliated Money Market Mutual Fund (13.0% represents investments purchased with collateral from securities on loan)	19.0
Asset-Backed Securities	9.9
Banking	5.2
Diversified Financial Services	3.2
Commercial Mortgage-Backed Securities	3.0
Residential Mortgage-Backed Securities	2.6
Oil & Gas	2.2
Pipelines	1.7
Metals & Mining	1.7
Electric	1.6
Municipal Bonds	1.4
Media	1.1
Real Estate Investment Trusts	1.1
Foreign Government Bonds	1.1
Chemicals	1.0
Retail	0.8
Commercial Banks	0.8
Insurance	0.7
Agriculture	0.6
Commercial Services	0.6
Transportation	0.5
Paper & Forest Products	0.5
Manufacturing	0.5
Beverages	0.4
Auto Parts & Equipment	0.3
Savings & Loan	0.3

Oil Field Equipment & Services	0.3%
Biotechnology	0.3
Building Materials	0.2
Engineering & Construction	0.2
Containers & Packaging	0.2
Electronic Components & Equipment	0.2
Hotels & Motels	0.2
Computers	0.2
Foods	0.2
Leisure	0.2
Household Products/Wares	0.2
Semiconductors	0.1
Distribution/Wholesale	0.1
Automobile Manufacturers	0.1
Software	0.1
Electric – Integrated	0.1
Diversified Operations	0.1
Banks	0.1
Advertising	0.1
Healthcare Services	0.1
Aerospace & Defense	0.1

135.0
Liabilities in excess of other assets	(35.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2013, accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$(196,459)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants
Equity contracts	$196,818

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$279,173,907	$—	$—	$279,173,907

Collateral Amount Pledged/(Received):
Securities on loan	(279,173,907)

Net Amount	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $279,173,907:
Unaffiliated investments (cost $2,562,146,615)	$2,541,416,927
Affiliated investments (cost $416,397,824)	416,397,824
Receivable for investments sold	1,221,036,704
Dividends and interest receivable	12,672,066
Receivable for fund share sold	2,964,689
Prepaid expenses	5,274

Total Assets	4,194,493,484

LIABILITIES:
Payable for investments purchased	1,717,503,941
Payable to broker for collateral for securities on loan	284,694,761
Advisory fees payable	407,723
Payable for fund share repurchased	136,922
Accrued expenses and other liabilities	125,161
Distribution fee payable	23,907
Affiliated transfer agent fee payable	417

Total Liabilities	2,002,892,832

NET ASSETS	$2,191,600,652

Net assets were comprised of:
Paid-in capital	$2,111,305,056
Retained earnings	80,295,596

Net assets, June 30, 2013	$2,191,600,652

Net asset value and redemption price per share, $2,191,600,652 / 195,726,864 outstanding shares of beneficial interest	$11.20

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$23,941,313
Affiliated dividend income	214,402
Affiliated income from securities lending, net	200,225

24,355,940

EXPENSES
Advisory fees	9,732,223
Distribution fee	860,071
Shareholder servicing fees and expenses	392,772
Custodian and accounting fees	112,000
Trustees’ fees	16,000
Audit fee	13,000
Insurance expenses	12,000
Legal fees and expenses	7,000
Shareholders’ reports	6,000
Commitment fee on syndicated credit agreement	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Miscellaneous	9,147

Total expenses	11,168,213
Less: advisory fee waivers and/or expense reimbursement	(1,693,306)
Less: shareholder servicing fee waiver	(129,232)

Net expenses	9,345,675

NET INVESTMENT INCOME	15,010,265

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(7,300,512)
Short sales transactions	607,416
Foreign currency transactions	23

(6,693,073)

Net change in unrealized appreciation (depreciation) on investments	(64,098,753)

NET LOSS ON INVESTMENTS	(70,791,826)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,781,561)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$15,010,265	$31,150,278
Net realized gain (loss) on investment and foreign currency transactions	(6,693,073)	62,091,323
Net change in unrealized appreciation (depreciation) on investments	(64,098,753)	32,377,097

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(55,781,561)	125,618,698

DISTRIBUTIONS	—	(81,886,716)

FUND SHARE TRANSACTIONS:
Fund share sold [20,992,244 and 89,522,258 shares, respectively]	240,945,363	1,020,188,579
Fund share issued in reinvestment of distributions [0 and 7,330,950 shares, respectively]	—	81,886,716
Fund share repurchased [46,668,055 and 48,091,632 shares, respectively]	(539,130,008)	(551,828,733)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(298,184,645)	550,246,562

TOTAL INCREASE (DECREASE) IN NET ASSETS	(353,966,206)	593,978,544
NET ASSETS:
Beginning of period	2,545,566,858	1,951,588,314

End of period	$2,191,600,652	$2,545,566,858

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST NEUBERGER BERMAN CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 107.9% COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.8%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4	Aaa	5.414%		09/10/47	$1,539	$1,693,988
Commercial Mortgage Pass-Through Certificates, Series 2006-C4, Class A3	Aaa	5.467%		09/15/39	952	1,048,375
Commercial Mortgage Trust, Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39	2,000	2,210,664
Commercial Mortgage Trust, Series 2007-GG11, Class A4	BBB+(d)	5.736%		12/10/49	1,000	1,119,958
Commercial Mortgage Trust, Series 2012-CR2, Class XA, IO	Aaa	2.120%	(c)	08/15/45	7,906	926,053
GS Mortgage Securities Trust, Series 2012-GC6, Class XA, IO, 144A	Aaa	2.372%	(c)	01/10/45	6,870	871,163
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4	Aaa	5.814%	(c)	06/12/43	2,500	2,745,685
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	Aa3	5.336%		05/15/47	2,000	2,202,800
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4	A3	6.003%	(c)	06/15/49	500	559,548
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882%	(c)	02/15/51	2,600	2,931,997
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.420%		01/15/49	2,500	2,767,935
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%	(c)	12/12/49	2,500	2,731,615
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4	Aa3	5.810%	(c)	06/12/50	3,000	3,352,125
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, IO	Aaa	1.901%	(c)	02/15/46	19,390	2,036,846
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class XA, IO	Aaa	1.618%		05/15/46	10,991	976,429
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A4	AAA(d)	5.364%		03/15/44	1,150	1,276,213
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class XA, IO, 144A	AAA(d)	1.890%		12/10/45	4,972	593,380
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A	Aaa	1.303%	(c)	03/10/46	12,089	924,617
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3	A1	5.937%	(c)	06/15/49	3,186	3,563,509
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, IO, 144A	Aaa	2.432%	(c)	11/15/45	6,921	910,057
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class XA, IO, 144A	AAA(d)	1.662%	(c)	03/15/45	16,954	1,493,040
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class XA, IO, 144A	AAA(d)	1.673%	(c)	03/15/48	15,974	1,525,380
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class XA, IO	Aaa	0.943%	(c)	06/15/46	7,965	497,032

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $38,641,594)						38,958,409

CORPORATE BONDS — 25.8%
Aerospace & Defense — 0.8%
L-3 Communications Corp., Gtd. Notes	Baa3	3.950%		11/15/16	1,830	1,933,075
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	1.750%		06/01/18	1,875	1,818,617

						3,751,692

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Airlines — 0.8%
American Airlines 2013-1 Class A Pass-Through Trust, Equipment Trust, 144A	BBB-(d)	4.000%	07/15/25	$1,720	$1,634,000
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	Baa2	4.000%	10/29/24	1,300	1,274,000
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	Ba1	3.950%	11/15/25	1,290	1,241,625

					4,149,625

Automobiles — 0.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	1.700%	05/09/16	1,910	1,878,838

Banking — 3.5%
ANZ New Zealand International Ltd. (New Zealand), Bank Gtd. Notes, 144A	Aa3	1.125%	03/24/16	1,405	1,394,027
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	1.500%	10/09/15	2,255	2,249,877
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	Baa2	2.000%	01/11/18	1,290	1,249,512
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%	01/11/23	1,135	1,072,742
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	2.650%	03/02/15	1,570	1,600,529
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Sr. Unsec’d. Notes	Aa2	1.700%	03/19/18	525	510,478
FirstMerit Corp., Sr. Sub. Notes	Baa1	4.350%	02/04/23	1,065	1,056,051
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.300%	05/03/15	2,595	2,674,726
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	2.000%	08/15/17	935	931,469
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.450%	03/01/16	1,490	1,554,198
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	1.750%	02/25/16	1,470	1,456,283
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	1,600	1,719,730

					17,469,622

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	1,970	1,839,188
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes	A3	3.750%	07/15/42	730	632,483
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	5.500%	01/15/42	1,080	1,104,017

					3,575,688

Chemicals — 0.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.500%	06/01/23	1,785	1,717,016

Commercial Services — 0.4%
ERAC USA Finance LLC, Gtd. Notes, 144A	Baa1	5.625%	03/15/42	1,165	1,169,519
ERAC USA Finance LLC, Gtd. Notes, 144A	Baa1	7.000%	10/15/37	560	659,401

					1,828,920

Computers — 0.9%
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	2.650%	06/01/16	1,800	1,834,740
Hewlett-Packard Co., Sr. Unsec’d. Notes(a)	A2	4.650%	12/09/21	2,200	2,200,202
NetApp, Inc., Sr. Unsec’d. Notes	Baa1	2.000%	12/15/17	605	589,271

					4,624,213

Diversified Financial Services — 2.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.000%	06/12/17	590	591,244
General Electric Capital Corp., Sr. Sec’d. Notes	Aa3	1.000%	12/11/15	555	554,171

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	2.300%	04/27/17	$2,670	$2,706,873
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	2,470	2,333,955
Jefferies Group, Inc., Sr. Unsec’d. Notes	Baa2	5.125%	04/13/18	1,270	1,327,152
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16	2,945	2,912,137

					10,425,532

Electric — 1.8%
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	4.050%	09/15/42	1,675	1,469,868
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	1.625%	08/15/17	1,110	1,089,619
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	4.000%	10/01/20	3,395	3,444,323
Georgia Power Co., Sr. Unsec’d. Notes	A3	4.300%	03/15/42	1,100	1,008,786
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.450%	04/15/42	1,335	1,271,016
Southern California Edison Co., First Ref. Mortgage	A1	3.900%	03/15/43	565	515,156

					8,798,768

Electrical Equipment — 0.1%
Roper Industries, Inc., Sr. Unsec’d. Notes(a)	Baa2	2.050%	10/01/18	740	725,783

Financial Services — 1.9%
American Express Co., Sr. Unsec’d. Notes	A3	1.550%	05/22/18	2,155	2,092,121
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%	01/22/23	1,260	1,205,534
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	1.625%	05/15/18	1,985	1,897,395
JPMorgan Chase & Co., Sub. Notes	A3	3.375%	05/01/23	1,635	1,522,447
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	2.125%	04/25/18	2,610	2,497,851

					9,215,348

Food & Beverage — 0.2%
Fomento Economico Mexicano SAB De CV (Mexico), Sr. Unsec’d. Notes	BBB+(d)	4.375%	05/10/43	1,000	870,511

Foods — 0.1%
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.000%	06/04/42	720	729,138

Healthcare Equipment & Services — 0.2%
Baxter International, Inc., Sr. Unsec’d. Notes	A3	1.850%	06/15/18	760	753,845

Healthcare Products — 0.2%
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	4.750%	04/15/43	1,005	931,479

Healthcare Services — 0.1%
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	1.875%	01/15/18	435	425,928

Home Furnishings — 0.1%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	4.200%	04/01/43	645	612,697

Insurance – Property Insurance — 0.2%
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.300%	05/15/43	1,115	1,012,678

Media — 1.6%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	2.400%	03/15/17	1,575	1,582,612
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.125%	02/15/21	3,960	3,882,919
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%	09/01/41	1,560	1,370,900

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media (continued)
Time Warner, Inc., Gtd. Notes	Baa2	6.100%	07/15/40	$1,165	$1,271,959

					8,108,390

Metals & Mining — 1.7%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	4.100%	05/01/23	2,600	2,172,186
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A	Baa3	3.875%	03/15/23	2,005	1,814,709
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A	Baa3	5.450%	03/15/43	825	727,529
Glencore Funding LLC, Gtd. Notes, 144A	Baa2	2.500%	01/15/19	1,825	1,651,094
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	A3	1.375%	06/17/16	2,020	2,007,838

					8,373,356

Multimedia — 0.3%
NBCUniversal Media LLC, Gtd. Notes	Baa2	6.400%	04/30/40	1,205	1,441,078

Oil & Gas — 1.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	5.950%	09/15/16	2,225	2,495,725
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	2.750%	05/10/23	1,445	1,336,076
Petrobras Global Finance BV (Netherlands), Gtd. Notes(a)	A3	3.000%	01/15/19	1,650	1,532,662
Petrobras Global Finance BV (Netherlands), Gtd. Notes(a)	A3	4.375%	05/20/23	2,085	1,912,658
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.500%	06/15/38	1,070	1,233,958

					8,511,079

Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Series 144A, Sr. Unsec’d. Notes, 144A	Baa2	3.734%	07/15/23	2,560	2,489,987

Pharmaceuticals — 0.7%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.400%	11/06/42	740	687,359
Express Scripts Holding Co., Gtd. Notes	Baa3	2.650%	02/15/17	2,950	3,003,846

					3,691,205

Pipelines — 0.5%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.500%	02/01/42	1,750	1,866,245
Enterprise Products Operating LLC, Gtd. Notes	Baa1	4.850%	03/15/44	880	834,630

					2,700,875

Real Estate — 0.4%
EPR Properties, Sr. Unsec’d. Notes	Baa2	5.250%	07/15/23	1,870	1,816,170

Real Estate Investment Trusts — 0.4%
Health Care REIT, Inc., Sr. Unsec’d. Notes	Baa2	2.250%	03/15/18	955	937,650
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa2	2.000%	02/15/18	830	803,422

					1,741,072

Retail — 0.4%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	2.550%	04/11/23	1,145	1,072,982

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Retail (continued)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.000%	04/11/43	$1,030	$938,521

					2,011,503

Semiconductors — 0.3%
TSMC Global Ltd. (British Virgin Islands), Gtd. Notes, 144A	A1	1.625%	04/03/18	1,725	1,658,324

Telecommunications — 1.7%
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	0.800%	12/01/15	2,020	2,010,773
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,505	1,728,131
Qwest Corp., Sr. Unsec’d. Notes	Baa3	6.750%	12/01/21	3,340	3,718,185
Telefonaktiebolaget LM Ericsson (Sweden), Sr. Unsec’d. Notes	A3	4.125%	05/15/22	1,130	1,105,047

					8,562,136

Tobacco — 0.4%
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	3.500%	02/11/23	2,180	2,049,549

Transportation — 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.450%	03/15/43	1,180	1,099,549
CSX Corp., Sr. Unsec’d. Notes	Baa2	4.100%	03/15/44	745	646,907

					1,746,456

TOTAL CORPORATE BONDS (cost $133,771,677)					128,398,501

U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.8%
Federal Farm Credit Banks		1.460%	11/19/19	2,695	2,573,658
Federal Home Loan Bank		5.500%	07/15/36	2,515	3,092,167
Federal Home Loan Mortgage Corp.		3.500%	TBA	38,670	39,165,459
Federal Home Loan Mortgage Corp.		4.000%	05/01/29-04/01/42	15,447	16,090,227
Federal Home Loan Mortgage Corp.		4.000%	TBA	5,090	5,293,003
Federal Home Loan Mortgage Corp.		4.500%	11/01/39	1,940	2,042,907
Federal Home Loan Mortgage Corp.		5.000%	04/01/40-12/01/41	8,671	9,397,664
Federal Home Loan Mortgage Corp.		5.500%	03/01/28-05/01/40	5,065	5,458,426
Federal Home Loan Mortgage Corp.		6.000%	09/01/13-05/01/40	3,150	3,416,863
Federal National Mortgage Assoc.		1.500%	10/23/19	1,740	1,665,004
Federal National Mortgage Assoc.		1.550%	10/29/19	6,000	5,739,448
Federal National Mortgage Assoc.		1.600%	12/24/20	4,425	4,172,899
Federal National Mortgage Assoc.		3.000%	TBA	7,575	7,401,011
Federal National Mortgage Assoc.		3.500%	TBA	36,065	36,611,608
Federal National Mortgage Assoc.		4.000%	05/01/30-02/01/43	12,810	13,369,686
Federal National Mortgage Assoc.		4.000%	TBA	3,860	4,021,185
Federal National Mortgage Assoc.		4.500%	05/01/29-11/01/41	15,275	16,231,884
Federal National Mortgage Assoc.		4.500%	TBA	8,940	9,459,637
Federal National Mortgage Assoc.		5.000%	09/01/33-01/01/39	4,115	4,425,010
Federal National Mortgage Assoc.		5.500%	12/01/36-09/01/40	4,080	4,429,479
Federal National Mortgage Assoc.		6.000%	10/01/37-09/01/40	3,190	3,466,501

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $200,080,698)					197,523,726

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS — 34.5%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bonds	5.500%	08/15/28	$11,875	$15,452,344
U.S. Treasury Bonds	6.250%	08/15/23	5,475	7,346,766
U.S. Treasury Bonds	6.875%	08/15/25	11,190	16,022,681
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	04/15/17	13,960	14,665,221
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.500%	04/15/15	10,405	11,443,981
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%	01/15/26	7,200	9,741,883
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%	01/15/25	485	712,801
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%	04/15/29	925	1,885,923
U.S. Treasury Notes	0.250%	05/31/14-06/30/14	60,000	60,035,160
U.S. Treasury Notes	0.625%	11/30/17	7,565	7,375,285
U.S. Treasury Notes	1.000%	10/31/16	990	995,879
U.S. Treasury Notes	3.625%	08/15/19	23,230	25,874,224

TOTAL U.S. TREASURY OBLIGATIONS (cost $177,006,919)				171,552,148

TOTAL LONG-TERM INVESTMENTS (cost $549,500,888)				536,432,784

			Shares
SHORT-TERM INVESTMENT — 12.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $60,447,638; includes $7,807,137 of cash collateral for securities on loan)(b)(w) (Note 4)			60,447,638	60,447,638

TOTAL INVESTMENTS — 120.1% (cost $609,948,526)				596,880,422
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (20.1)%				(99,863,881)

NET ASSETS — 100.0%				$497,016,541

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
IO	Interest Only
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,631,442; cash collateral of $7,807,137 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Position:
64	90 Day Euro Dollar	Dec. 2016	$15,734,400	$15,598,400	$(136,000)

Short Positions:
107	2 Year U.S. Treasury Notes	Sep. 2013	23,553,422	23,540,000	13,422
319	5 Year U.S. Treasury Notes	Sep. 2013	39,319,758	38,613,953	705,805
34	10 Year U.S. Treasury Notes	Sep. 2013	4,451,344	4,303,125	148,219
26	20 Year U.S. Treasury Bonds	Sep. 2013	3,718,406	3,531,938	186,468
44	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	6,856,094	6,481,750	374,344

					1,428,258

					$1,292,258

(1)	Cash of $504,724 has been segregated to cover requirement for open futures contracts as of June 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$38,958,409	$—
Corporate Bonds	—	124,248,876	4,149,625
U.S. Government Agency Obligations	—	197,523,726	—
U.S. Treasury Obligations	—	171,552,148	—
Affiliated Money Market Mutual Fund	60,447,638	—	—
Other Financial Instruments*
Futures	1,292,258	—	—

Total	$61,739,896	$532,283,159	$4,149,625

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 12/31/2012	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(227,000)
Purchases	3,010,000
Sales	—
Accrued discount/premium	—
Transfers in and/or out of Level 3	1,366,625

Balance as of 06/30/2013	$4,149,625

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(227,000) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were three Corporate Bonds transferred into Level 3 as a result of being priced by a vendor.

Level 3 securities as presented in the table above are being fair valued using prices provided by a single broker/dealer.

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

U.S. Government Agency Obligations	39.8%
U.S. Treasury Obligations	34.5
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	12.2
Commercial Mortgage-Backed Securities	7.8
Banking	3.5
Diversified Financial Services	2.1
Financial Sevices	1.9
Electric	1.8
Telecommunications	1.7
Oil & Gas	1.7
Metals & Mining	1.7
Media	1.6
Computers	0.9
Airlines	0.8
Aerospace & Defense	0.8
Pharmaceuticals	0.7
Beverages	0.7
Pipelines	0.5
Paper & Forest Products	0.5
Tobacco	0.4
Retail	0.4
Automobiles	0.4

Commercial Services	0.4%
Real Estate	0.4
Transportation	0.4
Real Estate Investment Trusts	0.4
Chemicals	0.3
Semiconductors	0.3
Multimedia	0.3
Insurance – Property Insurance	0.2
Healthcare Products	0.2
Food & Beverage	0.2
Healthcare Equipment & Services	0.2
Foods	0.1
Electrical Equipment	0.1
Home Furnishings	0.1
Healthcare Services	0.1

120.1
Liabilities in excess of other assets	(20.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$1,428,258	*	Due to broker-variation margin	$136,000	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$244,945

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$1,252,047

For the six months ended June 30, 2013, the Portfolio’s average value at trade date for futures long position was $17,820,806 and the average value at trade date for futures short position was $64,279,822.

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$7,631,442	$—	$—	$7,631,442
Exchange-traded and cleared derivatives	—	—	—	—

				7,631,442

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(61,826)	—	—	(61,826)

Collateral Amount Pledged/(Received):
Securities on loan	(7,631,442)
Exchange-traded and cleared derivatives	61,826

Net Amount	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $7,631,442:
Unaffiliated investments (cost $549,500,888)	$536,432,784
Affiliated investments (cost $60,447,638)	60,447,638
Deposit with broker	504,723
Receivable for investments sold	17,614,246
Dividends and interest receivable	2,894,590
Receivable for fund share sold	805,298
Prepaid expenses	934

Total Assets	618,700,213

LIABILITIES:
Payable for investments purchased	113,588,699
Payable to broker for collateral for securities on loan	7,807,137
Advisory fees payable	104,392
Accrued expenses and other liabilities	70,204
Due to broker-variation margin	61,826
Payable for fund share repurchased	45,599
Distribution fee payable	5,398
Affiliated transfer agent fee payable	417

Total Liabilities	121,683,672

NET ASSETS	$497,016,541

Net assets were comprised of:
Paid-in capital	$460,634,008
Retained earnings	36,382,533

Net assets, June 30, 2013	$497,016,541

Net asset value and redemption price per share, $497,016,541 / 48,535,662 outstanding shares of beneficial interest	$10.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$4,951,951
Affiliated dividend income	44,750
Affiliated income from securities lending, net	9,969

5,006,670

EXPENSES
Advisory fees	2,044,977
Distribution fee	202,316
Shareholder servicing fees and expenses	94,549
Custodian and accounting fees	56,000
Audit fee	18,000
Trustees’ fees	10,000
Insurance expenses	6,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	5,203

Total expenses	2,450,045
Less: advisory fee waivers and/or expense reimbursement	(12,230)
Less: shareholder servicing fee waiver	(11,790)

Net expenses	2,426,025

NET INVESTMENT INCOME	2,580,645

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	1,180,528
Futures transactions	244,945
Foreign currency transactions	388

1,425,861

Net change in unrealized appreciation (depreciation) on:
Investments	(21,709,884)
Futures	1,252,047

(20,457,837)

NET LOSS ON INVESTMENTS	(19,031,976)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,451,331)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,580,645	$12,097,401
Net realized gain on investment and foreign currency transactions	1,425,861	32,056,200
Net change in unrealized appreciation (depreciation) on investments	(20,457,837)	2,530,753

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,451,331)	46,684,354

DISTRIBUTIONS	—	(2,939,836)

FUND SHARE TRANSACTIONS:
Fund share sold [7,584,614 and 45,261,835 shares, respectively]	79,930,676	470,241,027
Fund share issued in reinvestment of distributions [0 and 284,317 shares]	—	2,939,836
Fund share repurchased [16,700,091 and 76,170,279 shares]	(177,096,466)	(800,810,774)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(97,165,790)	(327,629,911)

TOTAL DECREASE IN NET ASSETS	(113,617,121)	(283,885,393)
NET ASSETS:
Beginning of period	610,633,662	894,519,055

End of period	$497,016,541	$610,633,662

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.2% ASSET-BACKED SECURITIES — 13.9%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Non-Residential Mortgage-Backed Securities — 8.7%
ACAs CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.668%	(c)	04/20/25		$14,150	$13,892,159
ACAs CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	AA(d)	3.360%		04/20/25		1,500	1,416,394
AIMCO CLO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.526%	(c)	10/20/19		3,735	3,662,044
American Express Credit Account Master Trust, Series 2012-4, Class C, 144A	AA-(d)	0.993%	(c)	05/15/20		8,400	8,410,760
AMMC CLO VI Ltd., Series 2006-6A, Class A1A, 144A	Aaa	0.498%	(c)	05/03/18		170	169,330
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.466%	(c)	07/13/25		12,700	12,626,340
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	Aa2	3.500%		07/13/25		4,450	4,450,000
ARES Enhanced Loan Investment Strategy II Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.536%	(c)	01/26/20		2,189	2,156,731
Avoca CLO II BV (Netherlands), Series II-A, Class A1, 144A	Aaa	0.671%	(c)	01/15/20	EUR	2,660	3,433,091
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.943%	(c)	03/15/16		9,600	9,720,557
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	Aaa	1.475%	(c)	07/15/24		12,200	12,157,300
BMI CLO I (Cayman Islands), Series 2013-1AR, Class A1R, 144A	Aaa	1.215%	(c)	08/01/21		7,200	7,200,000
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.375%	(c)	04/17/25		11,900	11,675,459
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	Aaa	0.536%	(c)	04/25/19		1,062	1,044,564
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.663%	(c)	03/24/17		10,100	9,989,617
Eagle Creek CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.513%	(c)	02/28/18		611	602,322
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.536%	(c)	01/19/25		8,450	8,306,358
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class B, 144A	AA(d)	2.256%	(c)	01/19/25		3,000	2,971,728
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	Aaa	0.743%	(c)	03/15/20		3,000	2,915,049
Gulf Stream — Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.504%	(c)	08/21/20		761	754,712
ING Investment Management CLO (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.450%	(c)	04/15/24		14,600	14,599,766
ING Investment Management CLO (Cayman Islands), Series 2013-2A, Class A1, 144A	Aaa	1.426%	(c)	04/25/25		4,200	4,202,041
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	AAA(d)	1.674%	(c)	09/06/22		1,395	1,392,226
Landmark IX CDO Ltd., Series 2007-9A, Class A1, 144A	Aaa	0.492%	(c)	04/15/21		6,750	6,671,126
LCM III LP (Cayman Islands), Series 3A, Class A, 144A	Aaa	0.535%	(c)	06/01/17		699	692,745
LightPoint CLO III Ltd., Series 2005-3A, Class A1A, 144A	Aaa	0.533%	(c)	09/15/17		2,119	2,082,275
LightPoint Pan-European CLO PLC (Ireland), Series 2006-1A, Class A, 144A	Aaa	0.457%	(c)	01/31/22	EUR	5,004	6,382,754

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	1.744%	(c)	05/18/23	$2,450	$2,456,576
MBNA Credit Card Master Note Trust, Series 2003-C7, Class C7	A3	1.543%	(c)	03/15/16	14,090	14,115,545
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.093%	(c)	11/15/16	1,500	1,497,384
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	Aaa	1.676%	(c)	11/22/23	9,800	9,788,681
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	AA(d)	2.396%	(c)	11/22/23	4,300	4,203,216
OHA Intrepid Leveraged Loan Fund Ltd. (Cayman Islands), Series 2011-1AR, Class AR, 144A	Aaa	1.196%	(c)	04/20/21	12,400	12,381,400
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	Aaa	1.470%	(c)	07/22/25	3,500	3,473,050
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	AA(d)	3.440%		04/15/25	4,800	4,543,978
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.327%	(c)	04/15/25	18,150	18,195,429
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	A+(d)	1.870%		08/20/29	3,461	3,468,941
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	AA(d)	2.924%	(c)	08/17/22	2,000	2,008,834
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	AA(d)	2.976%	(c)	10/20/23	2,150	2,161,180
Stanfield Azure CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.533%	(c)	05/27/20	6,947	6,850,672
Stanfield Daytona CLO Ltd (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.526%	(c)	04/27/21	15,873	15,611,090
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	A+(d)	2.000%		09/20/29	3,971	3,943,280
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.524%	(c)	11/01/18	6,813	6,746,340
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.393%	(c)	07/15/25	12,100	12,074,590

						277,097,634

Residential Mortgage-Backed Securities — 5.2%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	Ba3	1.243%	(c)	12/25/33	648	595,875
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	Aa2	0.513%	(c)	05/25/34	1,261	1,160,819
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	Ba3	0.973%	(c)	04/25/34	2,489	2,150,342
Ameriquest Mortgage Securities, Inc., Series 2003-1, Class M1	B1	1.543%	(c)	02/25/33	2,063	2,022,559
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	A1	0.793%	(c)	02/25/34	349	337,396
Argent Securities, Inc., Series 2003-W10, Class M1	Ba1	1.273%	(c)	01/25/34	2,431	2,326,558
Argent Securities, Inc. Asset-Backed Pass-Through Certitificates, Series 2004-W10, Class A2	Aaa	0.973%	(c)	10/25/34	1,493	1,406,076
Asset Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	Caa1	1.018%	(c)	08/25/33	1,379	1,314,220
Asset Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	BBB+(d)	0.893%	(c)	06/25/34	1,010	946,674

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Asset Backed Securities Corp. Home Equity, Series 2004-HE3, Class M1	Ba1	1.003%	(c)	06/25/34	$4,030	$3,665,688
Asset Backed Securities Corp. Home Equity, Series 2004-HE5, Class M1	Baa3	1.093%	(c)	08/25/34	4,354	4,144,399
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	Aa1	3.718%	(c)	01/15/33	1,480	1,525,589
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	Ba2	1.168%	(c)	12/15/33	1,661	1,520,986
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	Ba3	1.018%	(c)	04/25/34	6,671	6,081,063
Bear Stearns Asset Backed Securities Trust, Series 2003-2, Class A3	A3	1.693%	(c)	03/25/43	1,527	1,486,489
Bear Stearns Asset Backed Securities Trust, Series 2004-HE5, Class M1	Baa3	1.048%	(c)	07/25/34	3,024	2,724,224
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A	BBB-(d)	0.683%	(c)	07/25/35	4,179	4,035,653
Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A1	A+(d)	0.573%	(c)	06/25/36	4,025	3,816,915
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	A3	1.018%	(c)	10/25/34	5,630	5,610,424
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	Baa3	0.943%	(c)	02/25/34	4,067	3,753,981
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	B+(d)	1.243%	(c)	11/25/34	6,250	5,836,006
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	A1	0.873%	(c)	06/25/33	1,880	1,820,043
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A6	Baa2	5.372%		05/25/35	797	807,720
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	A3	0.793%	(c)	12/25/34	3,000	2,876,049
Home Equity Asset Trust, Series 2003-6, Class M1	B2	1.693%	(c)	02/25/34	4,098	3,767,557
Home Equity Asset Trust, Series 2005-9, Class 2A4	Ba2	0.533%	(c)	04/25/36	4,375	4,002,946
HSBC Home Equity Loan Trust, Series 2005-2, Class M2	Aa1	0.682%	(c)	01/20/35	2,863	2,721,722
HSBC Home Equity Loan Trust, Series 2006-1, Class A2	Aaa	0.372%	(c)	01/20/36	4,867	4,738,268
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	Baa2	0.502%	(c)	07/20/36	3,560	3,127,019
MASTR Asset Backed Securities Trust, Series 2004-HE1, Class M2	A3	0.923%	(c)	09/25/34	4,000	3,881,380
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1	Ba2	1.093%	(c)	04/25/34	3,822	3,498,771
MASTR Asset Backed Securities Trust, Series 2005-NC1, Class M1	Baa3	0.913%	(c)	12/25/34	4,531	4,430,098
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	B2	2.668%	(c)	06/25/34	1,741	1,761,630
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	B1	2.038%	(c)	01/25/35	1,700	1,566,890
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	Ba3	1.393%	(c)	06/25/33	726	696,211
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	B2	1.213%	(c)	10/25/33	390	353,842
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	AAA(d)	0.933%	(c)	01/25/34	1,566	1,540,536

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	BB-(d)	1.048%	(c)	03/25/34		$7,680	$6,957,379
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	B3	1.093%	(c)	05/25/34		4,225	3,888,153
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	B3	1.768%	(c)	11/25/32		1,541	1,402,373
Option Mortgage Loan Trust, Series 2004-1, Class M1	B1	1.093%	(c)	01/25/34		9,365	8,531,465
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-3, Class A4	Baa3	1.133%	(c)	06/25/33		855	790,373
Option One Mortgage Loan Corp. Asset-Backed Certificates, Series 2003-5, Class A2	Baa3	0.833%	(c)	08/25/33		1,847	1,689,058
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	A2	0.693%	(c)	12/25/33		805	805,745
Saxon Asset Securities Trust, Series 2004-1, Class A	A3	0.733%	(c)	03/25/35		405	335,153
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	Ba3	0.958%	(c)	02/25/34		6,700	6,044,487
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	AA+(d)	0.993%	(c)	02/25/34		20,046	18,419,871
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	AA+(d)	0.993%	(c)	07/25/34		13,675	12,560,674
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	AAA(d)	1.033%	(c)	08/25/34		2,107	2,012,504
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	A3	1.093%	(c)	01/25/35		913	905,664
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	Ba2	5.500%		05/25/19		1,557	1,617,687
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	CCC(d)	5.500%		05/25/37		1,097	1,127,552

							165,140,756

TOTAL ASSET-BACKED SECURITIES (cost $425,982,464)							442,238,390

BANK LOANS(c) — 2.1%
Automotive — 0.2%
Allison Transmission, Inc., New Term Loan B-2	Ba3	3.273%		08/07/17		3,478	3,486,185
Schaeffler AG, Facility C	Ba3	4.250%		01/27/17		2,000	1,999,376

							5,485,561

Cable — 0.2%
Cequel Communications LLC, Term Loan	Ba2	3.500%		02/14/19		2,079	2,086,743
Charter Communications Operating, Term Loan F	Baa3	3.000%		01/31/21		1,485	1,486,237
Kabel Deutschland Vertrieb Und Service GmbH & Co (Germany), Facility F1	Ba2	3.250%		02/01/19		206	205,150
Virgin Media Finance PLC/Virgin Media Bristol LLC, B Facility	Ba3	3.500%		06/08/20		3,000	2,997,188

							6,775,318

Capital Goods — 0.1%
RAC Finance (Holdings) Ltd. (United Kingdom), Facility C (original cost $2,281,438; purchased 10/24/12)(f)	B2	5.629%		10/29/19(g)	GBP	1,500	2,291,420

Chemicals
Rockwood Specialties Group, Inc., Term Loan	Baa3	3.750%		02/09/18		1,279	1,282,069

Electric — 0.1%
Calpine Corp., Term Loan	B1	4.000%		10/09/19		1,737	1,730,138

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

BANK LOANS(c) (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Electric (continued)
Calpine Corp., Term Loan (3/11)	B1	4.000%		04/01/18		$670	$667,627
Calpine Corp., Term Loan (6/11)	B1	4.000%		04/01/18		670	667,993

							3,065,758

Energy – Other — 0.1%
Phillips 66, Term Loan	BB-(d)	1.443%		04/30/15		3,000	2,996,250

Foods — 0.2%
ARAMARK Corp., US Term Loan D	B1	4.000%		08/22/19		2,000	2,003,000
Iglo Foods Midco Ltd., Facility I	B1	5.126%		01/31/18	EUR	2,150	2,805,528

							4,808,528

Gaming — 0.1%
MGM Resorts International, Term A Loan	Ba2	3.272%		12/20/17		2,562	2,556,253

Healthcare & Pharmaceutical — 0.5%
Alere, Inc., Incremental Term Loan B1	Ba3	3.526%		06/30/17		386	387,647
Alere, Inc., Term Loan A	Ba3	3.274%		06/30/16		396	395,632
CHS/Community Health Systems, Inc., Extended Term Loan	Ba2	3.773%		01/25/17		2,151	2,150,759
CHS/Community Health Systems, Inc., Incremental Term Loan	Ba2	2.776%		10/25/16		1,196	1,195,822
DaVita HealthCare Partners, Inc., Tranche Term Loan A-3	Ba2	2.700%		11/01/17		3,413	3,399,703
Grifols, Inc., US Tranche Term Loan A	Ba2	3.525%		06/01/16		850	850,000
Hologic, Inc., Refinancing Tranche Term Loan A	Ba2	2.194%		08/01/17		1,814	1,809,777
Lifepoint Hospitals, Inc., Incremental Term Loan B	Ba1	2.776%		07/24/17		1,866	1,861,737
Lifepoint Hospitals, Inc., Term Loan	Ba1	2.026%		07/24/17		1,365	1,358,175
RPI Finance Trust, New Term Loan	Baa2	4.000%		11/09/18		1,794	1,791,339
Universal Health Services, Inc., Tranche Term Loan A-2	Ba2	2.023%		08/15/16		1,863	1,860,958

							17,061,549

Media & Entertainment — 0.1%
ProsiebenSat 1 Media AG (Germany), Facility D	Ba2	2.612%		07/01/16	EUR	1,700	2,176,439

Non-Captive Finance — 0.1%
RBS Worldpay, Inc., Term Loan B	Ba3	4.500%		11/30/19		2,300	3,501,119

Pipelines & Other
Energy Transfer Equity LP, Term Loan	Ba2	3.750%		03/24/17		979	980,892

Retailers — 0.1%
Alliance Boots Holdings Ltd., Facility B4	B1	3.986%		07/09/17	GBP	2,000	2,984,882

Technology — 0.3%
First Data Corp., New Term Loan 2018B	B1	4.193%		09/24/18		2,800	2,732,626
Flextronics International Ltd. (Singapore), Closing Date Loan A	Ba1	2.445%		10/01/14		101	100,998
Flextronics International Ltd. (Singapore), Delayed Draw Term Loan A-1-B	Ba1	2.445%		10/01/14		144	144,290
Freescale Semiconductor, Inc., Tranche Term Loan B-4	B1	5.000%		02/28/20		1,750	1,751,094
Interactive Data Corp., Term Loan B	Ba3	3.750%		02/12/18		3,850	3,825,938
NXP BV (Netherlands), Term Loan	B1	4.500%		03/03/17		987	999,716
Sensata Technologies BV, Term Loan	Baa3	3.750%		05/12/18		589	594,164

							10,148,826

TOTAL BANK LOANS (cost $65,931,204)							66,114,864

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.4%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	AAA(d)	5.919%	(c)	05/10/45		10,210	11,274,280

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	BBB+(d)	5.889%	(c)	07/10/44	$7,967	$8,836,240
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	Aaa	5.356%		10/10/45	2,600	2,833,386
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	AAA(d)	5.620%		02/10/51	7,500	7,624,328
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class AJ	Aaa	4.992%	(c)	11/10/41	500	515,482
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4	Aaa	5.115%	(c)	10/10/45	2,000	2,151,602
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4	AAA(d)	5.540%		09/11/41	2,750	3,040,966
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AAB	AAA(d)	5.926%		06/11/50	6,540	6,978,962
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	5,800	6,030,956
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4(a)	Aaa	5.885%	(c)	12/10/49	8,775	9,934,423
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	Aaa	6.339%	(c)	12/10/49	3,000	3,423,867
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	Aaa	2.815%		04/10/46	9,000	8,305,332
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%		10/15/48	8,610	9,504,502
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	Aaa	5.293%		12/11/49	1,990	2,038,608
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	Aa3	5.322%		12/11/49	1,255	1,381,549
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	AA+(d)	5.223%		08/15/48	5,005	5,424,119
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A4	AAA(d)	5.569%	(c)	02/15/39	3,320	3,626,795
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class AM	AAA(d)	5.569%	(c)	02/15/39	2,840	3,047,965
Commercial Mortgage Pass-Through Certificates, Series 2007-C4, Class A3	Aaa	5.954%	(c)	09/15/39	7,000	7,221,123
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	Aaa	2.540%		12/10/45	2,000	1,831,926
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%		03/10/46	3,880	3,885,576
Commercial Mortgage Trust, Series 2013-CR7, Class A3	Aaa	2.929%		03/10/46	12,600	11,763,322
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832%		04/15/37	8,000	8,402,248
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class A2	AA+(d)	4.333%		10/25/20	2,500	2,718,095
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	AA+(d)	1.612%	(c)	05/25/22	49,186	4,907,728
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	AA+(d)	1.646%	(c)	06/25/22	26,620	2,767,301
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	AA+(d)	1.876%	(c)	08/25/16	19,859	801,376
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	AA+(d)	1.914%	(c)	05/25/19	37,861	3,298,374
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	AA+(d)	1.833%	(c)	07/25/19	37,429	3,181,621

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%		01/25/23	$10,000	$9,459,110
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4	AAA(d)	5.238%	(c)	11/10/45	7,000	7,482,993
Greenwich Capital Commercial Mortgage Trust, Series 2005-GG3, Class AJ	Baa1	4.859%	(c)	08/10/42	2,396	2,485,328
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(d)	5.553%	(c)	04/10/38	9,134	9,948,945
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	11,300	12,514,716
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A3	Aaa	5.396%	(c)	12/15/44	3,100	3,156,739
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	Aaa	2.611%		12/15/47	5,000	4,558,600
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class A4	Aaa	5.481%	(c)	12/12/44	5,000	5,413,055
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	Aaa	5.882%	(c)	02/15/51	9,687	10,923,943
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	Aaa	3.139%		06/15/45	4,124	4,132,846
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	AAA(d)	2.875%		12/15/47	14,500	13,340,609
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	AA(d)	5.263%	(c)	11/15/40	3,509	3,744,735
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	Aaa	5.661%	(c)	03/15/39	3,750	4,108,942
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	AA(d)	5.872%	(c)	05/12/39	2,025	2,201,252
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	(c)	08/12/43	11,623	12,885,140
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	AA-(d)	5.714%	(c)	02/12/39	930	1,000,897
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%	(c)	12/12/49	17,100	18,684,247
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	Aaa	2.655%		02/15/46	10,000	9,228,700
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	Aaa	2.863%		12/15/48	5,000	4,716,030
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	Aaa	2.834%		05/15/46	7,600	7,097,746
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4	Aaa	5.597%	(c)	03/12/44	5,096	5,481,528
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	AAA(d)	5.851%	(c)	10/15/42	2,726	2,971,264
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	Aaa	5.447%	(c)	02/12/44	880	979,764
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	Aaa	2.792%		12/10/45	3,000	2,806,830
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	Aaa	2.920%		03/10/46	13,600	12,788,719
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	Aaa	2.971%		04/10/46	12,200	11,436,817
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	Aa1	5.179%	(c)	07/15/42	3,500	3,727,594
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.465%	(c)	12/15/44	4,650	5,032,249

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	Aaa	5.416%	(c)	01/15/45	$1,085	$1,189,645
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	Aaa	5.765%	(c)	07/15/45	13,169	14,227,082
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	Aaa	5.572%		10/15/48	11,700	12,929,612
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	7,096	7,838,220
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	Aa2	5.509%		04/15/47	8,500	9,344,084
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	6.122%	(c)	02/15/51	7,170	7,976,130

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $406,003,081)						392,566,163

CORPORATE BONDS — 30.4%
Aerospace & Defense — 0.2%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	5.250%		04/01/22	2,000	1,990,000
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%		01/15/23	4,095	3,823,043

						5,813,043

Airlines — 0.3%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	Baa2	4.150%		04/11/24	5,150	5,059,875
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	Baa2	4.000%		10/29/24	1,250	1,246,875
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa1	5.300%		04/15/19	2,861	3,075,980

						9,382,730

Automotive — 0.9%
Daimler Finance North America LLC, Gtd. Notes, 144A(a)	A3	1.875%		01/11/18	4,800	4,683,998
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.950%		01/11/17	3,400	3,485,649
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.500%		02/15/19	2,500	2,659,375
Ford Motor Co., Sr. Unsec’d. Notes(a)	Baa3	4.750%		01/15/43	4,250	3,738,262
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Baa3	2.375%		01/16/18	9,135	8,795,607
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.750%		05/15/15	3,980	4,035,680
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	Baa1	2.700%		03/15/17	670	678,902

						28,077,473

Banking — 9.3%
American Express Co., Sr. Unsec’d. Notes(h)	A3	2.650%		12/02/22	11,475	10,595,063
American Express Co., Sr. Unsec’d. Notes	A3	7.000%		03/19/18	610	733,879
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A(a)	A3	3.875%		09/27/22	4,320	4,140,249
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22	11,210	12,443,604
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.875%		01/05/21	8,000	9,003,888
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%		06/01/19	1,795	2,157,186
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	Baa2	5.000%		05/13/21	7,315	7,799,714
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(a)	A2	6.750%		05/22/19	2,150	2,561,181
Capital One Bank USA NA, Sub. Notes(a)	Baa1	3.375%		02/15/23	6,600	6,238,676
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%		07/15/21	2,000	2,109,444
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.375%		03/01/23	4,650	4,448,255

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	$5,655	$6,473,493
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	2,250	2,971,663
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	10,500	13,230,284
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36	2,350	2,300,859
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18	14,175	13,719,699
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	3.850%	11/21/22	2,362	2,218,123
DNB Boligkreditt AS (Norway), Covered Bonds, 144A	Aaa	1.450%	03/21/18	6,520	6,330,268
Fifth Third Bank, Sr. Unsec’d. Notes	A3	1.450%	02/28/18	10,420	10,065,897
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	8,000	8,559,192
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	5.750%	01/24/22	8,130	8,967,496
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%	06/15/20	9,350	10,505,875
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	4,750	4,865,729
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.000%	03/30/22	2,300	2,354,793
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	6.500%	05/02/36	8,100	8,979,547
HSBC USA, Inc., Sr. Unsec’d. Notes	A2	2.375%	02/13/15	1,950	1,992,668
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	A2	2.000%	09/25/15	3,465	3,494,383
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes(a)	Baa2	3.125%	01/15/16	4,820	4,739,304
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22	9,245	8,777,221
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%	10/15/20	5,900	6,132,678
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	5,790	6,031,692
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%	01/24/22	8,500	8,900,537
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%	04/23/19	6,400	7,434,867
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes(a)	A2	4.200%	03/28/17	2,850	3,037,900
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	A2	6.375%	01/21/21	3,175	3,664,769
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	6.375%	07/24/42	1,280	1,428,042
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	12,600	13,542,871
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(a)	Baa1	5.500%	07/28/21	13,150	14,041,938
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22	3,475	3,263,247
PNC Bank NA, Sub. Notes(a)	A3	2.950%	01/30/23	6,825	6,296,336
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%	09/18/15	1,165	1,184,524
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21	5,425	6,023,047
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15	1,845	1,891,738
Stadshypotek AB (Sweden), Covered Bonds, 144A(a)	Aaa	1.250%	05/23/18	7,440	7,147,608
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(a)	Aa3	3.000%	01/18/23	6,720	6,330,025
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22	2,090	1,938,784
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	2.100%	05/08/17	2,375	2,383,493
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	4.600%	04/01/21	6,465	7,044,988
Wells Fargo & Co., Sub. Notes, MTN(a)	A3	3.450%	02/13/23	5,445	5,200,166

					295,696,883

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500%	01/20/43	1,975	1,890,904

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Brokerage (continued)
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16		$3,050	$3,015,965

						4,906,869

Building Materials & Construction — 0.2%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	3.850%	02/01/23		1,786	1,714,005
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.125%	06/26/22		2,925	2,866,500
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	7.125%	06/26/42		2,925	2,837,250

						7,417,755

Cable — 1.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17		4,000	4,540,000
Comcast Corp., Gtd. Notes	A3	4.250%	01/15/33		4,400	4,209,955
Comcast Corp., Gtd. Notes	A3	6.450%	03/15/37		2,900	3,467,527
Comcast Corp., Gtd. Notes	A3	6.950%	08/15/37		1,990	2,504,869
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42		3,375	3,010,750
DISH DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14		2,500	2,606,250
Lynx I Corp., Sr. Sec’d. Notes, 144A	Ba3	6.000%	04/15/21		2,800	4,222,656
NBCUniversal Media LLC, Gtd. Notes	A3	4.450%	01/15/43		5,820	5,433,104
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%	09/01/41		2,750	2,416,650
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550%	05/01/37		3,590	3,595,159
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625%	07/01/20		3,000	3,105,000

						39,111,920

Capital Goods — 1.2%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22		2,390	2,419,875
Case New Holland, Inc., Gtd. Notes(a)	Ba2	7.875%	12/01/17		4,000	4,530,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,223,994; purchased 05/30/13)(f)	Baa1	6.700%	06/01/34(g)		1,025	1,156,409
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,387,082; purchased 12/26/11)(f)	Baa1	7.000%	10/15/37(g)		2,050	2,413,877
FedEx Corp., Gtd. Notes(a)	Baa1	4.100%	04/15/43		2,005	1,770,070
General Electric Co, Sr. Unsec’d. Notes(a)	Aa3	4.125%	10/09/42		1,340	1,246,863
Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	8.500%	07/31/15	EUR	3,710	5,034,331
Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A	A3	4.625%	01/13/22		1,475	1,505,920
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $699,727; purchased 07/10/12)(f)	Baa3	2.500%	07/11/14(g)		700	709,976
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $5,102,437; purchased 09/24/12)(f)	Baa3	2.500%	03/15/16(g)		5,110	5,197,790
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,095,443; purchased 01/15/13)(f)	Baa3	2.875%	07/17/18(g)		2,100	2,120,884
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $914,112; purchased 05/08/12)(f)	Baa3	3.125%	05/11/15(g)		915	945,470
SPX Corp., Gtd. Notes(a)	Ba2	6.875%	09/01/17		2,000	2,160,000
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42		4,390	4,328,992
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21		1,950	2,070,368

						37,610,825

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals — 0.4%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.875%	04/15/18	$1,010	$999,900
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	Baa2	3.000%	11/15/22	9,000	8,370,450
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	5.250%	11/15/41	3,800	3,773,662
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa2	6.000%	11/15/21	250	280,926

					13,424,938

Commercial Services & Supplies — 0.1%
President and Fellows of Harvard College, Sr. Notes	Aaa	4.875%	10/15/40	2,010	2,226,527

Consumer — 0.2%
ADT Corp. (The), Sr. Unsec’d. Notes	Baa2	4.125%	06/15/23	1,475	1,389,319
PVH Corp., Sr. Unsec’d. Notes(a)	Ba3	7.375%	05/15/20	4,000	4,340,000

					5,729,319

Electric — 0.9%
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	B1	7.875%	07/31/20	3,250	3,526,250
Commonwealth Edison Co., First Mortgage	A3	6.450%	01/15/38	2,110	2,631,020
Connecticut Light & Power Co. (The), First Ref. Mortgage	A3	2.500%	01/15/23	3,925	3,646,011
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	2,175	2,280,675
Duke Energy Carolinas LLC, First Mortgage(a)	A1	4.250%	12/15/41	1,350	1,257,784
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%	11/15/31	2,360	2,488,847
Florida Power & Light Co., First Mortgage	Aa3	4.125%	02/01/42	1,350	1,271,682
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.500%	12/15/41	3,200	3,082,067
Public Service Electric & Gas Co., Sec’d. Notes, MTN(a)	A1	3.800%	01/01/43	2,950	2,665,012
Puget Sound Energy, Inc., Sr. Sec’d. Notes	A3	4.434%	11/15/41	3,675	3,586,083
San Diego Gas & Electric Co., First Mortgage	Aa3	3.950%	11/15/41	1,125	1,047,334
Southern Power Co., Sr. Unsec’d. Notes(a)	Baa1	5.150%	09/15/41	1,025	1,039,156

					28,521,921

Energy – Integrated — 0.6%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	Baa2	4.450%	09/15/42	3,350	3,003,620
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39	1,980	2,373,301
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.427%	06/24/20	975	969,443
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23	1,905	1,895,763
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	Baa2	7.250%	11/05/19	1,050	1,177,575
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22	4,175	4,241,337
Sasol Financing International PLC (United Kingdom), Gtd. Notes	Baa1	4.500%	11/14/22	3,450	3,191,250
TNK-BP Finance SA (Luxembourg), Gtd. Notes, MTN, 144A	Baa2	6.625%	03/20/17	1,200	1,302,000

					18,154,289

Energy – Other — 1.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36	4,850	5,619,904
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	5.950%	06/01/41	3,935	4,450,831
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	05/15/42	1,990	1,857,633
Halliburton Co., Sr. Unsec’d. Notes	A2	4.500%	11/15/41	3,320	3,279,440
Kerr-McGee Corp., Gtd. Notes	Baa3	6.950%	07/01/24	3,110	3,717,825
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	2,500	2,457,465
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	1,975	2,039,213
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	03/01/41	5,250	5,914,682
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.650%	03/15/17	1,350	1,539,945

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Other (continued)
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	Baa3	7.500%	01/15/20	$7,205	$8,847,517
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	1,760	1,739,304
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.950%	04/15/42	3,935	3,719,244
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	01/15/17	575	589,375

					45,772,378

Foods — 0.9%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(h)	A3	7.750%	01/15/19	3,296	4,168,890
ARAMARK Corp., Gtd. Notes, 144A(a)	B3	5.750%	03/15/20	2,400	2,454,000
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A(a)	Baa3	3.950%	05/22/23	535	470,800
ConAgra Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.200%	01/25/23	2,100	2,008,169
Constellation Brands, Inc., Gtd. Notes(a)	Ba1	7.250%	09/01/16	2,000	2,272,500
Cott Beverages, Inc., Gtd. Notes	B3	8.375%	11/15/17	5,400	5,690,250
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $1,148,750; purchased 01/30/12)(f)	Ba3	11.625%	05/01/14(g)	1,000	1,055,000
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,763,900; purchased 12/07/11-12/08/11)(a)(f)	Ba3	7.250%	06/01/21(g)	2,990	2,990,000
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	08/23/18	3,905	4,585,048
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A	B1	12.250%	02/10/22	1,090	1,302,550
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	02/01/18	1,375	1,589,134

					28,586,341

Gaming — 0.1%
Pinnacle Entertainment, Inc., Gtd. Notes(a)	B1	8.625%	08/01/17	2,000	2,085,000

Healthcare & Pharmaceutical — 1.4%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.400%	11/06/42	1,800	1,671,953
Actavis, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	1,465	1,307,357
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	6,615	6,841,676
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.450%	09/15/37	1,020	1,253,051
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	Ba2	5.125%	08/15/18	3,000	3,045,000
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	3,670	4,081,880
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	3,750	4,307,812
HCA, Inc., Sr. Sec’d. Notes	Ba3	5.875%	03/15/22	2,000	2,052,500
HCA, Inc., Sr. Unsec’d. Notes(a)	B3	6.750%	07/15/13	3,000	3,005,533
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22	345	329,557
Mylan, Inc., Gtd. Notes, 144A(a)	Baa3	7.625%	07/15/17	3,000	3,321,633
Mylan, Inc., Sr. Unsec’d. Notes, 144A	Baa3	1.800%	06/24/16	1,260	1,256,577
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	6.250%	11/01/18	375	394,688
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.950%	12/18/22	1,100	1,030,605
Teva Pharmaceutical Finance IV BV (Curacao), Gtd. Notes	A3	3.650%	11/10/21	4,180	4,180,385
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%	12/01/18	2,500	2,562,500
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.250%	02/01/23	595	565,320
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%	02/01/43	4,730	4,417,172

					45,625,199

Healthcare Insurance — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes(a)	Baa2	2.750%	11/15/22	5,000	4,604,935

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare Insurance (continued)
Aetna, Inc., Sr. Unsec’d. Notes(h)	Baa2	6.750%		12/15/37	$2,250	$2,751,975
Cigna Corp., Sr. Unsec’d. Notes(a)	Baa2	5.375%		02/15/42	4,740	5,053,499
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	6.300%		08/15/14	1,500	1,585,578
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.950%		10/15/42	2,500	2,151,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.625%		11/15/41	3,360	3,225,459
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%		02/15/41	363	410,936
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%		05/15/42	800	742,057
WellPoint, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.650%		01/15/43	4,590	4,278,279

						24,803,718

Insurance — 2.0%
Allied World Assurance Co. Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%		11/15/20	4,500	4,873,576
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500%		06/15/43	460	453,497
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%		12/15/20	7,835	9,086,140
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18	7,879	9,771,087
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450%		05/18/17	1,780	1,962,158
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%		06/01/20	1,700	1,885,521
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	Aa2	4.500%		02/11/43	4,160	3,952,924
Chubb Corp. (The), Sr. Unsec’d. Notes	A2	6.000%		05/11/37	1,910	2,289,414
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%		07/15/34	1,500	1,674,574
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(a)	Baa3	5.125%		04/15/22	1,410	1,534,244
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%		05/01/42	1,910	2,043,564
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%		03/15/35	950	1,014,666
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	6.300%		10/09/37	4,200	4,827,934
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%		03/30/43	740	698,395
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	5.375%		12/01/41	1,875	1,941,208
MetLife, Inc., Sr. Unsec’d. Notes	A3	3.048%	(c)	12/15/22	1,155	1,091,772
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%		06/15/35	3,620	4,013,411
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	A2	5.000%	(c)	10/18/42	1,440	1,408,501
Northwestern Mutual Life Insurance Co., Sub. Notes, 144A	Aa2	6.063%		03/30/40	1,130	1,272,201
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%		06/15/39	2,375	3,156,366
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%		09/15/42	235	225,461
Sompo Japan Insurance, Inc. (Japan), Jr. Sub. Notes, 144A	A3	5.325%	(c)	03/28/73	200	185,603
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(a)	Aa2	6.850%		12/16/39	2,916	3,561,145

						62,923,362

Lodging — 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%		09/15/22	2,170	2,020,517
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%		03/01/22	1,865	1,816,331

						3,836,848

Media & Entertainment — 1.0%
Belo Corp., Gtd. Notes	Ba1	8.000%		11/15/16	3,123	3,310,380
CBS Corp., Gtd. Notes (original cost $4,113,516; purchased 06/20/12)(f)	Baa2	4.850%		07/01/42(g)	3,940	3,642,156
CBS Corp., Gtd. Notes (original cost $1,583,424; purchased 11/15/11)(f)	Baa2	5.900%		10/15/40(g)	1,440	1,500,517

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media & Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co., Gtd. Notes	B1	9.125%	08/01/18	$6,101	$6,650,090
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	2,230	2,418,158
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	4,380	4,863,876
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	1,300	1,378,000
Starz LLC/Starz Finance Corp., Gtd. Notes	Ba2	5.000%	09/15/19	2,525	2,506,062
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	4,945	5,456,264
Viacom, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.375%	03/15/43	997	845,652

					32,571,155

Metals — 1.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Ba1	4.250%	08/05/15	4,500	4,545,000
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	Baa2	4.100%	05/01/23	2,135	1,783,699
Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS	B1	12.500%	07/08/15	2,535	2,718,788
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(a)	B1	6.000%	04/01/17	3,225	3,136,312
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(a)	B1	7.000%	11/01/15	2,000	2,020,000
Indo Integrated Energy II BV (Netherlands), Sec’d. Notes, RegS	B1	9.750%	11/05/16	200	211,000
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%	11/15/18	725	726,812
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	B1	7.750%	04/27/17	2,700	2,700,000
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	6.750%	04/16/40	1,500	1,474,812
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	2,500	2,672,385
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.625%	03/15/20	1,800	1,917,000
Vedanta Resources PLC (United Kingdom), Sr. Notes, 144A	Ba3	6.000%	01/31/19	1,750	1,662,500
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050%	10/23/15	4,690	4,691,482
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.700%	10/25/17	4,985	4,834,358
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14	1,745	1,776,445

					36,870,593

Non-Captive Finance — 0.7%
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%	05/15/17	4,000	4,085,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38	7,535	8,294,189
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.875%	01/10/39	4,150	5,114,464
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.875%	09/10/15	3,975	4,014,961

					21,508,614

Packaging — 0.1%
Ball Corp., Gtd. Notes	Ba1	4.000%	11/15/23	3,170	2,932,250

Paper — 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,931,417; purchased 12/20/12)(f)	Baa2	7.375%	12/01/25(g)	3,620	4,609,958
International Paper Co., Sr. Unsec’d. Notes	Baa3	6.000%	11/15/41	5,100	5,425,400
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	3,240	3,967,121
Rock Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23	1,504	1,449,161
Rock Tenn Co., Gtd. Notes	Ba1	4.450%	03/01/19	1,120	1,185,813

					16,637,453

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Pipelines & Other — 0.9%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	Baa2	5.850%		01/15/41	$1,200	$1,404,232
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%		03/15/20	9,053	9,639,562
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	6.450%		11/03/36	3,000	3,153,672
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.150%		02/01/43	3,075	2,794,935
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.950%		02/01/41	1,600	1,743,133
Nisource Finance Corp., Gtd. Notes	Baa3	4.800%		02/15/44	2,460	2,227,525
ONEOK Partners LP, Gtd. Notes(a)	Baa2	6.125%		02/01/41	1,750	1,806,357
Sunoco Logistics Partners Operations LP, Gtd. Notes(a)	Baa3	4.950%		01/15/43	3,100	2,774,860
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000%		11/15/21	2,100	2,059,182

						27,603,458

Railroads — 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.375%		09/01/42	1,510	1,381,650
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%		01/15/22	4,400	4,597,089
CSX Corp., Sr. Unsec’d. Notes	Baa2	4.750%		05/30/42	1,450	1,386,924
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	7.125%		02/01/28	920	1,167,184

						8,532,847

Real Estate Investment Trusts — 0.1%
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500%		11/15/15	1,520	1,658,508
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%		01/30/17	535	550,750
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%		03/15/22	405	397,392
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%		05/30/18	510	599,195

						3,205,845

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	5.750%		05/15/41	2,290	2,581,350
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%		09/15/39	1,850	2,161,864
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.250%		06/01/27	2,490	2,951,549
Home Depot, Inc (The), Sr. Unsec’d. Notes(a)	A3	4.200%		04/01/43	3,295	3,129,980
Ltd Brands, Inc., Gtd. Notes(a)	Ba1	5.625%		02/15/22	6,150	6,242,250
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%		01/15/22	610	611,592
Target Corp., Sr. Unsec’d. Notes	A2	7.000%		01/15/38	743	969,801

						18,648,386

Technology — 0.7%
Apple, Inc., Sr. Unsec’d. Notes(a)	Aa1	2.400%		05/03/23	7,020	6,510,797
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes(a)	Ba3	8.000%		12/15/18	5,500	5,981,250
CommScope, Inc., Gtd. Notes, 144A (original cost $4,033,000; purchased 02/07/13)(f)	B3	8.250%		01/15/19(g)	3,700	3,949,750
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	4.700%		09/15/22	2,000	1,925,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	B3	5.750%		02/15/21	4,000	4,050,000
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%		10/01/16	396	438,570

						22,855,367

Telecommunications — 1.1%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%		03/30/40	1,690	1,827,629
AT&T, Inc., Sr. Unsec’d. Notes(h)	A3	5.350%		09/01/40	6,260	6,334,112
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	(c)	12/15/30	3,340	5,028,183
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,723,931; purchased 11/15/11)(f)	Baa3	7.995%		06/01/36(g)	3,770	3,977,900
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%		10/01/14	2,590	2,787,775

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications (continued)
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	A3	2.125%	05/01/18	$2,075	$1,974,775
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	B3	6.000%	12/01/16	1,900	2,004,500
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	B3	7.000%	08/15/20	2,960	3,108,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	7.721%	06/04/38	590	598,732
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.750%	11/01/41	1,570	1,493,203
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	7.350%	04/01/39	3,260	4,205,217
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B3	11.750%	07/15/17	1,250	1,692,135
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A(a)	B3	11.750%	07/15/17	350	401,500

					35,433,661

Tobacco — 0.8%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	2,900	4,292,035
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	4,300	6,471,810
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18	7,440	7,313,401
Lorillard Tobacco Co., Sr. Unsec’d. Notes(a)	Baa2	7.000%	08/04/41	1,350	1,429,803
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.375%	11/15/41	4,300	3,902,542
Reynolds American, Inc., Gtd. Notes	Baa2	6.750%	06/15/17	2,500	2,896,955

					26,306,546

TOTAL CORPORATE BONDS (cost $990,057,043)					962,813,513

MUNICIPAL BONDS — 1.6%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	Aa1	4.839%	01/01/41	2,500	2,576,850

California — 0.5%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	6,290	7,397,166
Los Angeles California Department, Water & Power Revenue, Series A, BABs	Aa3	5.716%	07/01/39	1,475	1,625,229
Los Angeles California Department, Water & Power Revenue, Series D, BABs	Aa3	6.574%	07/01/45	750	950,362
State of California, Taxable, Var. Purp. 3, GO	A1	5.950%	04/01/16	2,745	3,054,828
State of California, Taxable, Var. Purp., GO, BABs	A1	7.500%	04/01/34	3,170	4,132,095

					17,159,680

Colorado
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	Aa3	6.078%	12/01/40	1,000	1,184,480

Illinois — 0.2%
City of Chicago IL O’Hare International Airport Revenue Bonds	A2	6.395%	01/01/40	2,970	3,511,104
State of Illinois, Taxable, GO	A3	4.421%	01/01/15	1,480	1,544,691

					5,055,795

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	Aa3	5.888%	07/01/43	2,200	2,516,976

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Missouri
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	Aa1	5.792%	11/01/41	$400	$444,344

New Jersey — 0.2%
New Jersey State Turnpike Authority, BABs	A3	7.102%	01/01/41	1,750	2,260,738
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	A3	7.414%	01/01/40	1,075	1,436,092
Rutgers NJ State University, Revenue Bonds, BABs	Aa3	5.665%	05/01/40	1,920	2,176,032

					5,872,862

New York — 0.3%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	Aa2	5.882%	06/15/44	4,375	5,063,581
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs	Aa1	5.767%	08/01/36	1,320	1,531,596
Port Authority of New York & New Jersey, Revenue Bonds	Aa3	4.458%	10/01/62	1,940	1,759,017

					8,354,194

Ohio — 0.1%
Ohio State University, General Receipts Bonds, Series A	Aa1	4.800%	06/01/2111	4,165	3,647,957

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	A1	6.105%	12/01/39	500	573,900
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	A1	5.511%	12/01/45	1,280	1,384,384

					1,958,284

Texas
San Antonio Electric & Gas, Revenue Bonds	Aa1	4.427%	02/01/42	1,270	1,236,028

TOTAL MUNICIPAL BONDS (cost $53,701,402)					50,007,450

NON-CORPORATE FOREIGN AGENCIES — 3.1%
CNOOC Finance 2013 Ltd. (British Virgin Islands), Gtd. Notes	Aa3	3.000%	05/09/23	1,965	1,775,097
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, RegS(a)	Baa3	6.375%	10/21/16	3,395	3,709,038
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A(a)	Baa3	5.375%	11/04/16	3,820	3,968,025
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%	06/29/20	569	602,419
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.510%	03/07/22	3,000	3,172,500
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	5,968	7,191,440
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, MTN, 144A	Baa1	8.625%	04/28/34	2,170	2,571,450
KazMunayGas National Co. JSC (Kazakhstan), Gtd. Notes, MTN, 144A	Baa3	9.125%	07/02/18	5,580	6,682,050
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	Baa3	5.750%	04/30/43	2,350	2,079,750
Kommunalbanken A/S (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18	9,504	9,171,360
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.500%	08/22/17	2,525	2,577,389

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

NON-CORPORATE FOREIGN AGENCIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875%		05/04/17		$2,995	$3,076,862
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS(a)	A1	4.250%		11/02/20		3,000	3,041,727
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%		09/19/22		4,830	4,312,639
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	A1	4.750%		07/13/21		2,600	2,664,802
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	A1	6.250%		06/17/14		2,566	2,677,370
Majapahit Holding BV (Netherlands), Gtd. Notes, 144A	Baa3	7.750%		10/17/16		1,600	1,772,000
Majapahit Holding BV (Netherlands), Gtd. Notes, RegS	Baa3	7.750%		10/17/16		6,970	7,719,275
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	4.300%		05/20/23		1,070	989,750
Petrobras Global Finance BV (Netherlands), Gtd. Notes(a)	A3	4.375%		05/20/23		1,320	1,210,891
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%		01/27/21		2,400	2,411,266
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	Baa1	4.875%		01/24/22		2,485	2,534,700
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%		01/21/21		8,000	8,520,000
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%		06/27/44		3,200	2,880,000
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	Baa1	3.500%		01/30/23		1,920	1,771,200
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	Ba1	7.390%		12/02/24		1,500	1,815,000
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa2	4.125%		08/01/17		1,000	990,812
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	Baa2	4.500%		11/30/15	EUR	1,800	2,423,437
Statoil ASA (Norway), Gtd. Notes	Aa2	4.250%		11/23/41		1,475	1,392,000
VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.875%		05/29/18		3,305	3,503,300

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $105,849,396)							99,207,549

SOVEREIGNS — 7.4%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	AA(d)	0.423%	(c)	09/23/14		1,000	970,000
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	AA(d)	2.750%		03/05/15		4,045	4,180,677
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(d)	2.875%		09/15/14		4,800	4,927,200
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, RegS	NR	0.875%		09/14/15		3,750	3,746,280
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	4.875%		01/22/21		2,400	2,562,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	Baa2	5.625%		01/07/41		2,500	2,487,500
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	7.125%		01/20/37		2,250	2,677,500
Brazilian Government International Bond (Brazil), Unsec’d. Notes(a)	Baa2	11.000%		06/26/17	EUR	5,745	9,793,480
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	Baa3	7.375%		09/18/37		2,915	3,723,912
Hellenic Republic Government Bond (Greece), Bonds	C	2.000%		02/24/23		3,840	2,679,093
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	Ba1	4.125%		02/19/18		2,440	2,372,900

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SOVEREIGNS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.875%		05/05/21		$2,400	$2,460,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	6.875%		01/17/18		2,000	2,245,000
Indonesia Government International Bond (Indonesia), Unsec’d. Notes, 144A	Baa3	3.750%		04/25/22		4,950	4,653,000
Ireland Government Bond (Ireland), Bonds	Ba1	4.500%		04/18/20	EUR	4,000	5,435,743
Ireland Government Bond (Ireland), Sr. Unsec’d. Notes	Ba1	4.400%		06/18/19	EUR	10,820	14,766,555
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	Baa2	4.750%		05/01/17	EUR	4,000	5,497,670
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	Baa2	5.500%		11/01/22	EUR	3,500	4,888,000
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	Baa2	6.500%		11/01/27	EUR	7,450	11,322,495
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	Baa2	4.500%		06/08/15	JPY	120,000	1,264,154
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	Baa2	3.450%		06/24/17	JPY	255,000	2,626,937
Kingdom of Belgium (Belgium), Notes, 144A	Aa3	8.875%		12/01/24		2,000	2,853,575
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	2.750%		04/22/23		17,164	21,391,886
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	3.625%		03/15/22		3,800	3,724,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	4.250%		07/14/17	EUR	6,115	8,548,551
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	4.750%		03/08/44		2,200	1,958,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	6.750%		02/06/24	GBP	1,000	1,824,967
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	11.000%		05/08/17	EUR	750,000	670,562
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-Through Certificates, RegS	Baa2	2.240%	(s)	05/31/18		3,281	2,939,299
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	Baa2	7.500%		10/14/14	EUR	8,330	11,546,699
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba1	6.250%		03/15/16	EUR	1,900	2,695,702
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	BB(d)	3.500%		03/25/15		5,150	5,119,100
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.100%		04/15/37	EUR	535	485,074
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.750%		06/14/19	EUR	9,635	11,777,059
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, RegS	Aa2	5.750%		01/20/42		2,500	2,687,500
Republic of Bulgaria (Bulgaria), Sr. Unsec’d. Notes, RegS(a)	Baa2	8.250%		01/15/15		7,894	8,683,400
Republic of Greece, Sr. Unsec’d. Notes	C	5.800%		07/14/15	JPY	195,600	1,774,955
Republic of Greece, Sr. Unsec’d. Notes	C	5.800%		07/14/15	JPY	117,900	1,069,873
Republic of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	7.125%		04/16/19		4,600	5,591,847
Romanian Government International (Romania), Sr. Unsec’d. Notes, RegS	Baa3	5.000%		03/18/15		600	813,857
Russian Foreign Bond — Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.250%		04/04/17		5,600	5,760,328
South Africa Government International Bond (South Africa), Unsec’d. Notes, MTN	Baa1	4.500%		04/05/16	EUR	1,900	2,635,111
Spain Government Bond (Spain), Bonds	Baa3	4.250%		10/31/16	EUR	12,105	16,296,513
Spain Government Bond (Spain), Bonds	Baa3	4.700%		07/30/41	EUR	465	555,227
Spain Government Bond (Spain), Bonds	Baa3	5.850%		01/31/22	EUR	1,750	2,476,733

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SOVEREIGNS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	Baa3	4.000%		03/06/18	$4,500	$4,429,350
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Baa3	6.750%		04/03/18	2,000	2,245,000
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Baa3	7.000%		06/05/20	4,300	4,966,500
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Baa3	8.000%		02/14/34	2,350	2,925,750
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes	Baa3	6.875%		01/19/16	300	433,759

TOTAL SOVEREIGNS (cost $238,213,083)						234,160,273

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.4%
Federal Home Loan Mortgage Corp.(a)		0.875%		03/07/18	4,465	4,320,682
Federal Home Loan Mortgage Corp.(a)		1.000%		07/28/17	8,665	8,543,274
Federal Home Loan Mortgage Corp.(a)		1.375%		05/01/20	18,110	17,160,239
Federal Home Loan Mortgage Corp.(a)		2.375%		01/13/22	25,645	24,921,221
Federal Home Loan Mortgage Corp.		3.500%		09/01/42	1,921	1,949,759
Federal Home Loan Mortgage Corp.		3.500%		TBA	5,500	5,570,469
Federal Home Loan Mortgage Corp.		4.000%		11/01/40	6,380	6,683,768
Federal Home Loan Mortgage Corp.		4.500%		12/01/40-07/01/41	14,509	15,357,531
Federal National Mortgage Assoc.		0.875%		02/08/18	9,275	9,004,958
Federal National Mortgage Assoc.(k)		1.250%		01/30/17	3,430	3,450,992
Federal National Mortgage Assoc.		2.500%		TBA	7,500	7,543,359
Federal National Mortgage Assoc.		2.500%		TBA	27,000	27,097,030
Federal National Mortgage Assoc.		3.000%		05/01/27	1,822	1,878,410
Federal National Mortgage Assoc.		3.500%		04/01/26-09/01/42	52,396	53,412,344
Federal National Mortgage Assoc.		3.500%		TBA	95,500	96,947,417
Federal National Mortgage Assoc.		3.500%		TBA	113,500	114,918,744
Federal National Mortgage Assoc.		4.500%		05/01/39-12/01/40	18,096	19,538,916
Federal National Mortgage Assoc.		4.500%		TBA	15,500	16,371,875
Federal National Mortgage Assoc.		5.500%		TBA	15,000	16,291,407
Government National Mortgage Assoc.		3.000%		TBA	19,000	18,783,282
Government National Mortgage Assoc.		3.000%		TBA	10,000	9,862,500
Government National Mortgage Assoc.		3.500%		TBA	43,000	44,108,592
Government National Mortgage Assoc.		4.000%		01/20/40-02/20/41	10,050	10,582,964
Government National Mortgage Assoc.		4.000%		TBA	14,000	14,693,437
Government National Mortgage Assoc.		4.500%		05/20/40-02/20/41	30,356	32,633,529
Government National Mortgage Assoc.		4.500%		TBA	2,000	2,124,219

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $591,998,078)						583,750,918

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bonds		2.750%		11/15/42	6,363	5,485,930
U.S. Treasury Bonds		3.125%		02/15/43	3,405	3,178,356
U.S. Treasury Bonds(h)		7.250%		08/15/22	35,500	50,102,144
U.S. Treasury Notes		0.750%		12/31/17	22,510	22,022,861
U.S. Treasury Notes		1.125%		04/30/20	5,185	4,930,614
U.S. Treasury Notes		1.375%		06/30/18	79,700	79,656,404
U.S. Treasury Notes(a)		1.750%		05/15/23	22,605	21,170,984
U.S. Treasury Notes(k)		2.375%		07/31/17	27,720	29,140,650
U.S. Treasury Notes(a)		4.250%		11/15/17	20,705	23,422,531
U.S. Treasury Notes		4.500%		05/15/17	18,900	21,405,724
U.S. Treasury Strips Coupon(a)		1.850%		05/15/22	7,060	5,687,218
U.S. Treasury Strips Coupon		2.680%	(s)	05/15/26	27,000	18,127,881
U.S. Treasury Strips Coupon(a)		2.910%	(s)	08/15/27	17,870	11,307,636

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value Note 2
U.S. Treasury Strips Coupon(a)	2.960%	(s)	05/15/27	$26,500	$16,960,318

TOTAL U.S. TREASURY OBLIGATIONS (cost $320,187,857)					312,599,251

TOTAL LONG-TERM INVESTMENTS (cost $3,197,923,608)					3,143,458,371

				Shares
SHORT-TERM INVESTMENT — 24.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 24.6%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $777,647,044; includes $330,356,911 of cash collateral received for securities on loan) (Note 4)(b)(w)				777,647,044	777,647,044

			Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Option
Interest Rate Swap Option, expiring 08/19/13, Strike Price $2.00 (cost $659,325)			Citigroup Global Markets	$88,500	14,980

TOTAL SHORT-TERM INVESTMENTS (cost $778,306,369)					777,662,024

TOTAL INVESTMENTS — 123.8% (cost $3,976,229,977)					3,921,120,395
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (23.8)%					(753,471,943)

NET ASSETS — 100.0%					$3,167,648,452

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBSW	Australian Bank Bill Rate
Bobl	Bundesobligationen
bps	Basis Points
BROIS	Overnight Brazil CETIP Interbank Deposit
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMAC	General Motors Acceptance Corp.
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

MBNA	Maryland Bank National Association
MIBOR	Mumbai Interbank Offered Rate
MOS	Moscow Prime Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poors
NZDBBR	New Zealand Bank Bill Rate
TBA	To Be Announced
WIBOR	Warsaw Interbank Offered Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
INR	Indian Rupee
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

*	Non-income producing.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $321,977,380; cash collateral of $330,356,911 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s Rating.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $37,002,171. The aggregate value of $36,561,107 is approximately 1.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(s)	Represents zero coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Position:
9,855	5 Year U.S. Treasury Notes	Sep. 2013	$1,201,186,540	$1,192,916,953	$(8,269,587)

Short Positions:
296	2 Year Euro Schatz Index	Sep. 2013	42,269,299	42,098,968	170,331
1,846	2 Year U.S. Treasury Notes	Sep. 2013	406,148,858	406,120,000	28,858
142	5 Year Euro-Bobl	Sep. 2013	23,277,993	23,392,090	(114,097)
1,729	10 Year U.S. Treasury Notes	Sep. 2013	223,684,841	218,826,562	4,858,279
25	20 Year U.S. Treasury Bonds	Sep. 2013	3,510,191	3,171,900	338,291
660	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	100,615,581	97,226,250	3,389,331

					8,670,993

					$401,406

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/23/13	Citigroup Global Markets	AUD	3,418	$3,316,300	$3,120,710	$(195,590)
Expiring 07/23/13	Citigroup Global Markets	AUD	343	335,800	313,551	(22,249)
Expiring 07/23/13	Credit Suisse First Boston Corp.	AUD	3,496	3,226,700	3,191,276	(35,424)
Expiring 07/23/13	Deutsche Bank	AUD	1,729	1,601,600	1,578,739	(22,861)
Expiring 07/23/13	Goldman Sachs & Co.	AUD	16,086	16,450,814	14,685,388	(1,765,426)
Expiring 07/23/13	Goldman Sachs & Co.	AUD	2,881	2,958,900	2,630,131	(328,769)
Expiring 07/23/13	Goldman Sachs & Co.	AUD	2,656	2,697,300	2,424,552	(272,748)
Expiring 07/23/13	JPMorgan Securities	AUD	1,699	1,582,100	1,551,112	(30,988)
Expiring 07/23/13	JPMorgan Securities	AUD	1,662	1,685,800	1,517,011	(168,789)
Expiring 07/23/13	JPMorgan Securities	AUD	701	645,300	640,182	(5,118)
Expiring 07/23/13	Morgan Stanley	AUD	1,708	1,639,800	1,559,767	(80,033)
Expiring 07/23/13	UBS AG	AUD	3,418	3,285,600	3,120,534	(165,066)
Brazilian Real,
Expiring 07/08/13	Citigroup Global Markets	BRL	7,050	3,183,100	3,153,747	(29,353)
Expiring 07/08/13	Citigroup Global Markets	BRL	717	320,300	320,541	241
Expiring 07/08/13	Citigroup Global Markets	BRL	708	330,800	316,592	(14,208)
Expiring 09/30/13	Citigroup Global Markets	BRL	4,968	2,219,700	2,184,253	(35,447)
British Pound,
Expiring 07/25/13	Citigroup Global Markets	GBP	1,084	1,687,500	1,648,762	(38,738)
Expiring 07/25/13	Credit Suisse First Boston Corp.	GBP	2,297	3,593,597	3,493,585	(100,012)
Expiring 07/25/13	Credit Suisse First Boston Corp.	GBP	2,155	3,307,700	3,276,561	(31,139)
Expiring 07/25/13	Goldman Sachs & Co.	GBP	1,914	2,961,700	2,909,914	(51,786)
Expiring 07/25/13	JPMorgan Securities	GBP	2,162	3,316,300	3,287,476	(28,824)
Expiring 07/25/13	UBS AG	GBP	2,186	3,326,700	3,323,990	(2,710)
Canadian Dollar,
Expiring 07/22/13	Citigroup Global Markets	CAD	16,786	16,329,144	15,952,325	(376,819)
Expiring 07/22/13	Citigroup Global Markets	CAD	3,395	3,307,300	3,225,957	(81,343)
Expiring 07/22/13	Citigroup Global Markets	CAD	2,693	2,636,300	2,558,813	(77,487)
Expiring 07/22/13	Goldman Sachs & Co.	CAD	2,170	2,110,800	2,061,886	(48,914)
Expiring 07/22/13	JPMorgan Securities	CAD	3,415	3,316,300	3,245,463	(70,837)
Expiring 07/22/13	JPMorgan Securities	CAD	3,319	3,170,900	3,154,096	(16,804)
Expiring 07/22/13	Morgan Stanley	CAD	2,357	2,310,800	2,239,782	(71,018)
Chilean Peso,
Expiring 09/11/13	Citigroup Global Markets	CLP	3,113,866	6,145,385	6,056,327	(89,058)
Expiring 09/11/13	Citigroup Global Markets	CLP	1,633,600	3,285,600	3,177,277	(108,323)
Expiring 09/11/13	Citigroup Global Markets	CLP	1,633,408	3,183,100	3,176,903	(6,197)
Expiring 09/11/13	Citigroup Global Markets	CLP	1,615,415	3,170,900	3,141,908	(28,992)
Chinese Yuan Renminbi,
Expiring 07/12/13	Citigroup Global Markets	CNY	41,033	6,545,028	6,677,910	132,882

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan Renminbi (continued),
Expiring 09/05/13	JPMorgan Chase	CNY	20,419	$3,316,300	$3,308,490	$(7,810)
Expiring 10/29/13	Citigroup Global Markets	CNY	8,632	1,365,000	1,394,208	29,208
Expiring 10/29/13	UBS AG	CNY	17,524	2,761,900	2,830,365	68,465
Colombian Peso,
Expiring 10/23/13	Citigroup Global Markets	COP	6,135,533	3,170,900	3,155,934	(14,966)
Czech Koruna,
Expiring 07/24/13	Citigroup Global Markets	CZK	80,455	4,047,100	4,026,031	(21,069)
Expiring 07/24/13	Deutsche Bank	CZK	33,061	1,691,200	1,654,387	(36,813)
Expiring 07/24/13	Morgan Stanley	CZK	41,791	2,113,500	2,091,285	(22,215)
Expiring 07/24/13	Morgan Stanley	CZK	32,784	1,687,500	1,640,544	(46,956)
Expiring 07/24/13	UBS AG	CZK	65,653	3,328,900	3,285,328	(43,572)
Expiring 07/24/13	UBS AG	CZK	58,365	2,961,700	2,920,633	(41,067)
Euro,
Expiring 07/25/13	Barclays Capital Group	EUR	2,435	3,169,900	3,169,698	(202)
Expiring 07/25/13	Citigroup Global Markets	EUR	12,389	16,150,098	16,127,846	(22,252)
Expiring 07/25/13	Citigroup Global Markets	EUR	1,236	1,643,600	1,609,375	(34,225)
Expiring 07/25/13	Citigroup Global Markets	EUR	1,031	1,363,639	1,341,978	(21,661)
Expiring 07/25/13	Credit Suisse First Boston Corp.	EUR	1,118	1,451,536	1,455,950	4,414
Expiring 07/25/13	Deutsche Bank	EUR	1,739	2,306,700	2,263,877	(42,823)
Expiring 07/25/13	Goldman Sachs & Co.	EUR	4,529	5,953,200	5,895,355	(57,845)
Expiring 07/25/13	Goldman Sachs & Co.	EUR	4,361	5,689,200	5,676,641	(12,559)
Expiring 07/25/13	Hong Kong & Shanghai Bank	EUR	1,274	1,665,601	1,658,966	(6,635)
Hungarian Forint,
Expiring 07/24/13	Citigroup Global Markets	HUF	385,073	1,691,200	1,695,096	3,896
Expiring 07/24/13	Deutsche Bank	HUF	613,076	2,682,100	2,698,767	16,667
Expiring 07/24/13	Deutsche Bank	HUF	529,279	2,355,500	2,329,894	(25,606)
Expiring 07/24/13	Deutsche Bank	HUF	384,011	1,687,500	1,690,419	2,919
Expiring 07/24/13	Goldman Sachs & Co.	HUF	2,822,786	12,207,222	12,425,940	218,718
Indian Rupee,
Expiring 07/15/13	Citigroup Global Markets	INR	326,207	5,862,227	5,474,224	(388,003)
Expiring 07/15/13	UBS AG	INR	230,493	4,218,400	3,868,017	(350,383)
Expiring 11/05/13	Citigroup Global Markets	INR	19,327	317,000	318,401	1,401
Expiring 11/05/13	UBS AG	INR	96,818	1,642,800	1,594,988	(47,812)
Expiring 11/05/13	UBS AG	INR	93,113	1,685,300	1,533,942	(151,358)
Israeli Shekel,
Expiring 07/24/13	Credit Suisse First Boston Corp.	ILS	5,743	1,591,500	1,578,001	(13,499)
Japanese Yen,
Expiring 07/25/13	Bank of America	JPY	330,619	3,316,300	3,333,846	17,546
Expiring 07/25/13	Barclays Capital Group	JPY	154,791	1,642,800	1,560,856	(81,944)
Expiring 07/25/13	Credit Suisse First Boston Corp.	JPY	97,693	992,200	985,100	(7,100)
Expiring 07/25/13	Goldman Sachs & Co.	JPY	159,652	1,650,600	1,609,875	(40,725)
Expiring 07/25/13	Goldman Sachs & Co.	JPY	66,166	663,300	667,195	3,895
Expiring 07/25/13	Goldman Sachs & Co.	JPY	31,543	328,600	318,070	(10,530)
Expiring 07/25/13	JPMorgan Securities	JPY	328,930	3,316,300	3,316,812	512
Malaysian Ringgit,
Expiring 08/07/13	Citigroup Global Markets	MYR	5,044	1,585,000	1,592,161	7,161
Expiring 10/17/13	UBS AG	MYR	5,009	1,682,500	1,574,549	(107,951)
Mexican Peso,
Expiring 07/22/13	Barclays Capital Group	MXN	42,133	3,183,100	3,245,101	62,001
Expiring 07/22/13	Barclays Capital Group	MXN	42,030	3,183,100	3,237,185	54,085
Expiring 07/22/13	Barclays Capital Group	MXN	41,290	3,164,200	3,180,189	15,989
Expiring 07/22/13	Citigroup Global Markets	MXN	235,009	18,959,600	18,100,364	(859,236)
Expiring 07/22/13	Citigroup Global Markets	MXN	20,878	1,639,800	1,608,017	(31,783)
Expiring 07/22/13	Deutsche Bank	MXN	63,279	4,917,700	4,873,784	(43,916)
Expiring 07/22/13	Deutsche Bank	MXN	12,751	994,900	982,071	(12,829)
Expiring 07/22/13	Morgan Stanley	MXN	29,695	2,321,700	2,287,137	(34,563)
Expiring 07/22/13	Morgan Stanley	MXN	8,477	660,200	652,902	(7,298)
New Zealand Dollar,
Expiring 07/23/13	Deutsche Bank	NZD	2,019	1,582,100	1,562,214	(19,886)

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar (continued),
Expiring 07/23/13	Goldman Sachs & Co.	NZD	14,614	$12,249,061	$11,306,111	$(942,950)
Expiring 07/23/13	Goldman Sachs & Co.	NZD	4,114	3,332,800	3,182,499	(150,301)
Expiring 07/23/13	Goldman Sachs & Co.	NZD	4,067	3,285,600	3,146,216	(139,384)
Expiring 07/23/13	Goldman Sachs & Co.	NZD	3,514	2,955,200	2,718,846	(236,354)
Expiring 07/23/13	Goldman Sachs & Co.	NZD	3,485	2,958,900	2,696,116	(262,784)
Expiring 07/23/13	Goldman Sachs & Co.	NZD	2,033	1,639,800	1,573,111	(66,689)
Expiring 07/23/13	JPMorgan Securities	NZD	4,063	3,170,900	3,143,357	(27,543)
Expiring 07/23/13	JPMorgan Securities	NZD	414	320,300	320,369	69
Expiring 07/23/13	UBS AG	NZD	2,065	1,601,600	1,597,221	(4,379)
Norwegian Krone,
Expiring 07/24/13	Bank of America	NOK	19,265	3,316,300	3,168,817	(147,483)
Expiring 07/24/13	Barclays Capital Group	NOK	19,417	3,183,100	3,193,800	10,700
Expiring 07/24/13	Barclays Capital Group	NOK	19,073	3,164,200	3,137,247	(26,953)
Expiring 07/24/13	Citigroup Global Markets	NOK	3,883	673,300	638,744	(34,556)
Expiring 07/24/13	Credit Suisse First Boston Corp.	NOK	9,675	1,682,500	1,591,338	(91,162)
Expiring 07/24/13	Deutsche Bank	NOK	19,059	3,295,400	3,134,925	(160,475)
Expiring 07/24/13	Deutsche Bank	NOK	12,359	2,120,900	2,032,854	(88,046)
Expiring 07/24/13	Deutsche Bank	NOK	9,790	1,678,800	1,610,370	(68,430)
Expiring 07/24/13	Deutsche Bank	NOK	5,836	1,011,500	959,892	(51,608)
Expiring 07/24/13	Goldman Sachs & Co.	NOK	52,269	8,892,479	8,597,588	(294,891)
Expiring 07/24/13	Goldman Sachs & Co.	NOK	17,393	2,961,700	2,860,907	(100,793)
Expiring 07/24/13	Goldman Sachs & Co.	NOK	17,363	2,958,900	2,856,002	(102,898)
Expiring 07/24/13	Goldman Sachs & Co.	NOK	13,666	2,355,500	2,247,908	(107,592)
Expiring 07/24/13	JPMorgan Securities	NOK	23,167	3,805,100	3,810,659	5,559
Expiring 07/24/13	Morgan Stanley	NOK	9,743	1,685,300	1,602,550	(82,750)
Expiring 07/24/13	Morgan Stanley	NOK	9,729	1,687,500	1,600,303	(87,197)
Expiring 07/24/13	Morgan Stanley	NOK	9,704	1,680,400	1,596,182	(84,218)
Peruvian Nuevo Sol,
Expiring 08/02/13	Citigroup Global Markets	PEN	40,952	15,192,870	14,673,757	(519,113)
Expiring 08/02/13	Citigroup Global Markets	PEN	8,952	3,285,600	3,207,478	(78,122)
Philippine Peso,
Expiring 07/08/13	Citigroup Global Markets	PHP	261,756	6,147,387	6,058,469	(88,918)
Expiring 07/08/13	UBS AG	PHP	138,887	3,316,300	3,214,602	(101,698)
Expiring 11/29/13	Citigroup Global Markets	PHP	70,501	1,642,800	1,625,837	(16,963)
Expiring 11/29/13	UBS AG	PHP	68,345	1,585,000	1,576,127	(8,873)
Polish Zloty,
Expiring 07/24/13	Citigroup Global Markets	PLN	7,537	2,321,700	2,264,845	(56,855)
Expiring 07/24/13	Citigroup Global Markets	PLN	5,358	1,691,200	1,610,142	(81,058)
Expiring 07/24/13	Deutsche Bank	PLN	9,424	2,969,300	2,831,908	(137,392)
Expiring 07/24/13	Deutsche Bank	PLN	7,362	2,214,900	2,212,262	(2,638)
Expiring 07/24/13	Goldman Sachs & Co.	PLN	39,980	12,622,254	12,013,516	(608,738)
Romanian New Leu,
Expiring 07/24/13	Citigroup Global Markets	RON	8,876	2,562,600	2,580,314	17,714
Expiring 07/24/13	Goldman Sachs & Co.	RON	7,690	2,299,900	2,235,712	(64,188)
Expiring 07/24/13	Goldman Sachs & Co.	RON	4,223	1,272,600	1,227,768	(44,832)
Expiring 07/24/13	JPMorgan Securities	RON	10,831	3,170,900	3,148,898	(22,002)
Expiring 07/24/13	UBS AG	RON	52,658	15,649,655	15,308,933	(340,722)
Russian Ruble,
Expiring 07/17/13	Barclays Capital Group	RUB	233,680	7,197,343	7,090,075	(107,268)
Expiring 07/18/13	Citigroup Global Markets	RUB	156,942	4,928,300	4,760,893	(167,407)
Expiring 07/18/13	Citigroup Global Markets	RUB	10,391	316,400	315,220	(1,180)
Expiring 10/09/13	Citigroup Global Markets	RUB	135,482	4,203,400	4,050,062	(153,338)
Expiring 10/09/13	Citigroup Global Markets	RUB	66,730	2,099,100	1,994,822	(104,278)
Expiring 10/09/13	Citigroup Global Markets	RUB	53,757	1,676,600	1,606,993	(69,607)
Expiring 10/09/13	Goldman Sachs & Co.	RUB	67,256	2,099,500	2,010,547	(88,953)
Singapore Dollar,
Expiring 07/23/13	Chase Manhattan Corp.	SGD	4,128	3,365,000	3,257,196	(107,804)
Expiring 07/23/13	Citigroup Global Markets	SGD	4,032	3,183,100	3,181,448	(1,652)
Expiring 07/23/13	Deutsche Bank	SGD	6,232	4,974,500	4,917,093	(57,407)

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Singapore Dollar (continued),
Expiring 07/23/13	Deutsche Bank	SGD	2,047	$1,639,800	$1,614,745	$(25,055)
Expiring 07/23/13	Goldman Sachs & Co.	SGD	2,906	2,359,400	2,292,819	(66,581)
Expiring 07/23/13	JPMorgan Securities	SGD	34,634	27,992,628	27,326,323	(666,305)
Expiring 07/23/13	JPMorgan Securities	SGD	4,000	3,164,200	3,156,229	(7,971)
Expiring 07/23/13	UBS AG	SGD	4,148	3,316,300	3,272,521	(43,779)
South Korean Won,
Expiring 07/15/13	UBS AG	KRW	2,604,868	2,368,600	2,279,025	(89,575)
Expiring 07/15/13	UBS AG	KRW	1,832,539	1,682,000	1,603,307	(78,693)
Expiring 10/04/13	Citigroup Global Markets	KRW	1,821,561	1,585,000	1,588,227	3,227
Swedish Krona,
Expiring 07/24/13	Barclays Capital Group	SEK	21,358	3,183,100	3,183,057	(43)
Expiring 07/24/13	Deutsche Bank	SEK	21,279	3,170,900	3,171,173	273
Expiring 07/24/13	Deutsche Bank	SEK	21,223	3,164,200	3,162,955	(1,245)
Expiring 07/24/13	Deutsche Bank	SEK	14,837	2,299,900	2,211,137	(88,763)
Expiring 07/24/13	Deutsche Bank	SEK	10,690	1,585,000	1,593,188	8,188
Expiring 07/24/13	Goldman Sachs & Co.	SEK	55,928	8,533,787	8,334,983	(198,804)
Expiring 07/24/13	Goldman Sachs & Co.	SEK	11,115	1,678,800	1,656,429	(22,371)
Expiring 07/24/13	Goldman Sachs & Co.	SEK	10,984	1,685,300	1,636,962	(48,338)
Expiring 07/24/13	Goldman Sachs & Co.	SEK	10,659	1,639,800	1,588,477	(51,323)
Expiring 07/24/13	Morgan Stanley	SEK	21,378	3,286,100	3,186,024	(100,076)
Expiring 07/24/13	Morgan Stanley	SEK	19,494	2,961,700	2,905,212	(56,488)
Expiring 07/24/13	Morgan Stanley	SEK	13,955	2,113,500	2,079,744	(33,756)
Expiring 07/24/13	Morgan Stanley	SEK	6,597	1,011,500	983,154	(28,346)
Expiring 07/24/13	UBS AG	SEK	13,952	2,113,500	2,079,339	(34,161)
Expiring 07/24/13	UBS AG	SEK	10,570	1,640,600	1,575,337	(65,263)
Taiwan Dollar,
Expiring 08/19/13	Barclays Capital Group	TWD	247,215	8,283,563	8,252,226	(31,337)
Expiring 11/13/13	Credit Suisse First Boston Corp.	TWD	39,023	1,366,100	1,304,441	(61,659)
Expiring 11/13/13	UBS AG	TWD	77,982	2,730,000	2,606,782	(123,218)
Turkish Lira,
Expiring 07/30/13	Barclays Capital Group	TRY	3,061	1,642,800	1,579,288	(63,512)
Expiring 07/30/13	Citigroup Global Markets	TRY	15,150	8,347,604	7,817,913	(529,691)
Expiring 07/30/13	Goldman Sachs & Co.	TRY	6,207	3,286,100	3,203,038	(83,062)
Expiring 07/30/13	JPMorgan Securities	TRY	4,331	2,228,200	2,235,083	6,883
Expiring 07/30/13	JPMorgan Securities	TRY	3,082	1,639,800	1,590,477	(49,323)
Expiring 07/30/13	JPMorgan Securities	TRY	3,053	1,582,100	1,575,246	(6,854)

				$581,684,322	$566,262,739	$(15,421,583)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/23/13	Barclays Capital Group	AUD	3,468	$3,169,900	$3,166,157	$3,743
Expiring 07/23/13	Citigroup Global Markets	AUD	3,984	4,058,800	3,636,784	422,016
Expiring 07/23/13	Citigroup Global Markets	AUD	3,483	3,307,700	3,179,486	128,214
Expiring 07/23/13	Deutsche Bank	AUD	5,801	5,903,600	5,296,173	607,427
Expiring 07/23/13	Deutsche Bank	AUD	2,723	2,684,600	2,485,650	198,950
Expiring 07/23/13	Goldman Sachs & Co.	AUD	1,698	1,680,000	1,549,844	130,156
Expiring 07/23/13	Goldman Sachs & Co.	AUD	1,664	1,682,000	1,518,875	163,125
Expiring 07/23/13	Goldman Sachs & Co.	AUD	1,662	1,685,800	1,517,724	168,076
Expiring 07/23/13	JPMorgan Securities	AUD	5,208	4,921,900	4,754,650	167,250
Expiring 07/23/13	JPMorgan Securities	AUD	3,298	3,375,000	3,010,997	364,003
Expiring 07/23/13	JPMorgan Securities	AUD	1,736	1,585,000	1,585,012	(12)
Expiring 07/23/13	UBS AG	AUD	2,729	2,787,200	2,491,345	295,855
British Pound,
Expiring 07/25/13	Citigroup Global Markets	GBP	7,728	11,785,799	11,752,405	33,394
Expiring 07/25/13	Citigroup Global Markets	GBP	2,254	3,431,579	3,428,089	3,490
Expiring 07/25/13	Credit Suisse First Boston Corp.	GBP	3,348	5,162,700	5,091,561	71,139

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (continued),
Expiring 07/25/13	Credit Suisse First Boston Corp.	GBP	3,156	$4,921,900	$4,798,622	$123,278
Expiring 07/25/13	Goldman Sachs & Co.	GBP	3,034	4,709,700	4,614,449	95,251
Canadian Dollar,
Expiring 07/22/13	Barclays Capital Group	CAD	3,382	3,226,700	3,213,635	13,065
Expiring 07/22/13	Goldman Sachs & Co.	CAD	5,201	5,053,700	4,942,794	110,906
Expiring 07/22/13	Goldman Sachs & Co.	CAD	3,904	3,832,400	3,710,564	121,836
Expiring 07/22/13	JPMorgan Securities	CAD	8,447	8,066,800	8,027,384	39,416
Expiring 07/22/13	JPMorgan Securities	CAD	5,205	5,053,700	4,946,626	107,074
Expiring 07/22/13	JPMorgan Securities	CAD	4,783	4,698,100	4,545,260	152,840
Chilean Peso,
Expiring 08/16/13	Citigroup Global Markets	CLP	1,691,428	3,258,700	3,302,444	(43,744)
Expiring 08/16/13	Citigroup Global Markets	CLP	1,134,252	2,352,000	2,214,581	137,419
Expiring 08/16/13	Citigroup Global Markets	CLP	1,024,577	2,108,400	2,000,445	107,955
Expiring 08/16/13	Citigroup Global Markets	CLP	973,215	2,025,000	1,900,162	124,838
Chinese Yuan Renminbi,
Expiring 07/12/13	Citigroup Global Markets	CNY	20,253	3,279,500	3,296,052	(16,552)
Expiring 07/12/13	UBS AG	CNY	19,866	3,203,200	3,233,129	(29,929)
Expiring 10/29/13	Barclays Capital Group	CNY	10,515	1,693,578	1,698,360	(4,782)
Expiring 10/29/13	UBS AG	CNY	16,269	2,613,000	2,627,553	(14,553)
Czech Koruna,
Expiring 07/24/13	Barclays Capital Group	CZK	66,519	3,364,100	3,328,687	35,413
Expiring 07/24/13	Deutsche Bank	CZK	86,175	4,373,300	4,312,298	61,002
Expiring 07/24/13	Deutsche Bank	CZK	67,715	3,352,700	3,388,549	(35,849)
Expiring 07/24/13	Deutsche Bank	CZK	65,567	3,316,700	3,281,057	35,643
Expiring 07/24/13	UBS AG	CZK	25,790	1,306,500	1,290,556	15,944
Euro,
Expiring 07/25/13	Citigroup Global Markets	EUR	1,303	1,676,300	1,695,657	(19,357)
Expiring 07/25/13	Citigroup Global Markets	EUR	1,263	1,653,900	1,643,788	10,112
Expiring 07/25/13	Credit Suisse First Boston Corp.	EUR	3,947	5,256,900	5,137,810	119,090
Expiring 07/25/13	Credit Suisse First Boston Corp.	EUR	739	977,600	961,967	15,633
Expiring 07/25/13	Goldman Sachs & Co.	EUR	14,172	18,437,548	18,448,260	(10,712)
Expiring 07/25/13	Goldman Sachs & Co.	EUR	5,190	6,745,500	6,756,399	(10,899)
Expiring 07/25/13	Goldman Sachs & Co.	EUR	4,198	5,482,000	5,465,419	16,581
Expiring 07/25/13	Goldman Sachs & Co.	EUR	3,839	4,990,100	4,998,105	(8,005)
Expiring 07/25/13	JPMorgan Securities	EUR	518	676,500	673,883	2,617
Hungarian Forint,
Expiring 07/24/13	Deutsche Bank	HUF	1,467,812	6,325,300	6,461,327	(136,027)
Expiring 07/24/13	Deutsche Bank	HUF	1,131,518	4,993,400	4,980,959	12,441
Expiring 07/24/13	Deutsche Bank	HUF	487,172	2,109,200	2,144,540	(35,340)
Expiring 07/24/13	Morgan Stanley	HUF	754,977	3,328,900	3,323,419	5,481
Expiring 07/24/13	UBS AG	HUF	875,086	3,799,800	3,852,138	(52,338)
Indian Rupee,
Expiring 03/04/14	Citigroup Global Markets	INR	102,114	1,629,400	1,652,604	(23,204)
Expiring 03/04/14	UBS AG	INR	251,430	4,365,100	4,069,098	296,002
Expiring 03/04/14	UBS AG	INR	193,545	3,301,400	3,132,294	169,106
Expiring 03/04/14	UBS AG	INR	143,878	2,476,600	2,328,499	148,101
Expiring 03/04/14	UBS AG	INR	77,901	1,343,000	1,260,733	82,267
Japanese Yen,
Expiring 07/25/13	Barclays Capital Group	JPY	156,742	1,640,600	1,580,528	60,072
Expiring 07/25/13	Citigroup Global Markets	JPY	104,726	1,058,068	1,056,022	2,046
Expiring 07/25/13	Goldman Sachs & Co.	JPY	261,521	2,636,300	2,637,082	(782)
Expiring 07/25/13	Morgan Stanley	JPY	698,318	6,965,100	7,041,592	(76,492)
Malaysian Ringgit,
Expiring 10/17/13	Citigroup Global Markets	MYR	5,102	1,613,228	1,603,946	9,282
Mexican Peso,
Expiring 07/22/13	Barclays Capital Group	MXN	42,970	3,203,200	3,309,579	(106,379)
Expiring 07/22/13	Citigroup Global Markets	MXN	83,437	6,738,300	6,426,307	311,993
Expiring 07/22/13	Citigroup Global Markets	MXN	66,021	5,365,200	5,084,969	280,231
Expiring 07/22/13	Deutsche Bank	MXN	34,454	2,562,600	2,653,641	(91,041)

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (continued),
Expiring 07/22/13	Goldman Sachs & Co.	MXN	39,524	$3,222,700	$3,044,146	$178,554
Expiring 07/22/13	JPMorgan Securities	MXN	52,338	4,218,400	4,031,082	187,318
New Zealand Dollar,
Expiring 07/23/13	Barclays Capital Group	NZD	6,311	4,888,100	4,882,314	5,786
Expiring 07/23/13	Citigroup Global Markets	NZD	4,529	3,832,400	3,504,065	328,335
Expiring 07/23/13	Citigroup Global Markets	NZD	4,117	3,355,800	3,184,870	170,930
Expiring 07/23/13	Goldman Sachs & Co.	NZD	4,135	3,328,900	3,198,988	129,912
Expiring 07/23/13	Morgan Stanley	NZD	9,428	7,728,000	7,294,048	433,952
Expiring 07/23/13	UBS AG	NZD	3,688	3,020,200	2,853,346	166,854
Norwegian Krone,
Expiring 07/24/13	Goldman Sachs & Co.	NOK	50,976	8,472,600	8,384,878	87,722
Expiring 07/24/13	Goldman Sachs & Co.	NOK	16,956	2,857,595	2,789,055	68,540
Expiring 07/24/13	Goldman Sachs & Co.	NOK	3,579	609,700	588,675	21,025
Expiring 07/24/13	JPMorgan Securities	NOK	13,827	2,368,600	2,274,379	94,221
Expiring 07/24/13	Morgan Stanley	NOK	22,293	3,795,200	3,666,950	128,250
Expiring 07/24/13	Morgan Stanley	NOK	19,648	3,351,400	3,231,848	119,552
Expiring 07/24/13	Morgan Stanley	NOK	13,852	2,358,400	2,278,511	79,889
Expiring 07/24/13	Morgan Stanley	NOK	12,491	2,108,000	2,054,571	53,429
Expiring 07/24/13	Morgan Stanley	NOK	9,854	1,666,400	1,620,832	45,568
Expiring 07/24/13	UBS AG	NOK	49,229	8,414,100	8,097,497	316,603
Peruvian Nuevo Sol,
Expiring 07/10/13	Citigroup Global Markets	PEN	13,234	5,029,000	4,752,282	276,718
Expiring 07/10/13	Citigroup Global Markets	PEN	9,157	3,258,700	3,288,273	(29,573)
Expiring 07/10/13	Citigroup Global Markets	PEN	4,486	1,684,600	1,610,841	73,759
Expiring 08/02/13	Citigroup Global Markets	PEN	15,455	5,902,300	5,537,784	364,516
Expiring 08/02/13	Citigroup Global Markets	PEN	7,769	2,955,200	2,783,810	171,390
Philippine Peso,
Expiring 09/05/13	Barclays Capital Group	PHP	267,624	6,213,698	6,189,293	24,405
Expiring 09/05/13	UBS AG	PHP	128,350	2,958,400	2,968,332	(9,932)
Expiring 09/05/13	UBS AG	PHP	72,166	1,629,400	1,668,973	(39,573)
Polish Zloty,
Expiring 07/24/13	Citigroup Global Markets	PLN	22,985	7,040,600	6,906,797	133,803
Expiring 07/24/13	Citigroup Global Markets	PLN	15,228	4,630,200	4,575,964	54,236
Expiring 07/24/13	Citigroup Global Markets	PLN	13,492	4,216,000	4,054,162	161,838
Expiring 07/24/13	Citigroup Global Markets	PLN	6,793	2,110,800	2,041,336	69,464
Expiring 07/24/13	JPMorgan Securities	PLN	4,372	1,341,300	1,313,636	27,664
Expiring 07/24/13	Morgan Stanley	PLN	6,784	2,113,500	2,038,470	75,030
Romanian New Leu,
Expiring 07/24/13	Citigroup Global Markets	RON	16,827	4,888,100	4,892,046	(3,946)
Expiring 07/24/13	Goldman Sachs & Co.	RON	11,381	3,316,300	3,308,716	7,584
Expiring 07/24/13	Goldman Sachs & Co.	RON	11,318	3,316,300	3,290,336	25,964
Expiring 07/24/13	Goldman Sachs & Co.	RON	10,827	3,222,700	3,147,654	75,046
Expiring 07/24/13	JPMorgan Securities	RON	22,965	6,738,300	6,676,291	62,009
Russian Ruble,
Expiring 07/17/13	Citigroup Global Markets	RUB	161,668	4,888,100	4,905,154	(17,054)
Expiring 07/17/13	Citigroup Global Markets	RUB	160,078	5,062,500	4,856,933	205,567
Expiring 07/17/13	Citigroup Global Markets	RUB	85,061	2,666,200	2,580,838	85,362
Expiring 07/17/13	Citigroup Global Markets	RUB	63,948	1,997,400	1,940,257	57,143
Expiring 07/17/13	Citigroup Global Markets	RUB	53,555	1,687,500	1,624,907	62,593
Expiring 07/18/13	Citigroup Global Markets	RUB	178,858	5,710,037	5,425,743	284,294
Singapore Dollar,
Expiring 07/23/13	Barclays Capital Group	SGD	9,180	7,392,000	7,243,140	148,860
Expiring 07/23/13	Chase Manhattan Corp.	SGD	13,123	10,554,100	10,353,678	200,422
Expiring 07/23/13	Deutsche Bank	SGD	6,216	4,921,900	4,904,193	17,707
Expiring 07/23/13	Goldman Sachs & Co.	SGD	2,870	2,242,300	2,264,346	(22,046)
Expiring 07/23/13	Goldman Sachs & Co.	SGD	2,693	2,177,500	2,124,403	53,097
Expiring 07/23/13	Goldman Sachs & Co.	SGD	1,678	1,341,300	1,324,048	17,252
Expiring 07/23/13	UBS AG	SGD	8,556	6,898,317	6,750,827	147,490
Expiring 07/23/13	UBS AG	SGD	5,855	4,693,700	4,619,702	73,998

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won,
Expiring 10/04/13	Citigroup Global Markets	KRW	1,904,930	$1,675,400	$1,660,916	$14,484
Expiring 10/04/13	UBS AG	KRW	1,882,860	1,680,000	1,641,673	38,327
Expiring 10/04/13	UBS AG	KRW	753,977	670,500	657,396	13,104
Swedish Krona,
Expiring 07/24/13	Barclays Capital Group	SEK	19,256	2,904,000	2,869,797	34,203
Expiring 07/24/13	Citigroup Global Markets	SEK	8,606	1,306,500	1,282,528	23,972
Expiring 07/24/13	Deutsche Bank	SEK	40,704	6,191,500	6,066,229	125,271
Expiring 07/24/13	Deutsche Bank	SEK	9,035	1,347,700	1,346,550	1,150
Expiring 07/24/13	Hong Kong & Shanghai Bank	SEK	21,793	3,295,400	3,247,832	47,568
Expiring 07/24/13	JPMorgan Securities	SEK	21,596	3,226,700	3,218,444	8,256
Expiring 07/24/13	Morgan Stanley	SEK	27,998	4,216,000	4,172,555	43,445
Expiring 07/24/13	Morgan Stanley	SEK	26,816	4,027,000	3,996,413	30,587
Expiring 07/24/13	Morgan Stanley	SEK	13,962	2,113,500	2,080,722	32,778
Taiwan Dollar,
Expiring 08/19/13	Citigroup Global Markets	TWD	146,771	4,849,542	4,899,348	(49,806)
Expiring 08/19/13	Citigroup Global Markets	TWD	20,099	670,300	670,919	(619)
Expiring 08/19/13	UBS AG	TWD	80,344	2,688,000	2,681,958	6,042
Expiring 11/13/13	UBS AG	TWD	117,005	4,029,101	3,911,224	117,877
Turkish Lira,
Expiring 07/30/13	Barclays Capital Group	TRY	9,539	4,888,100	4,922,124	(34,024)
Expiring 07/30/13	JPMorgan Chase	TRY	3,160	1,742,000	1,630,708	111,292
Expiring 07/30/13	JPMorgan Securities	TRY	9,228	5,029,000	4,762,039	266,961
Expiring 07/30/13	JPMorgan Securities	TRY	3,115	1,640,600	1,607,627	32,973
Expiring 07/30/13	JPMorgan Securities	TRY	2,474	1,341,300	1,276,572	64,728

				$508,309,190	$497,065,318	$11,243,872

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
	$31,465	12/14/14	0.351%	3 month LIBOR(1)	$(27,683)	$—	$(27,683)	Citigroup Global Markets
	35,340	01/25/16	1.000%	3 month LIBOR(2)	85,373	—	85,373	Citigroup Global Markets
	57,085	08/31/17	1.000%	3 month LIBOR(2)	1,153,983	—	1,153,983	Bank of Nova Scotia
	78,200	11/30/17	1.000%	3 month LIBOR(2)	954,125	—	954,125	Barclays Bank International
	64,125	11/30/17	1.000%	3 month LIBOR(2)	656,339	—	656,339	Morgan Stanley & Co., Inc.
	1,700	04/18/18	1.000%	6 month LIBOR(2)	46,697	—	46,697	Citigroup Global Markets
	9,504	05/17/18	1.000%	3 month LIBOR(2)	225,054	—	225,054	Credit Suisse First Boston Corp.
	2,140	10/02/19	1.000%	3 month LIBOR(1)	(76,918)	—	(76,918)	Barclays Bank International
	86,010	11/15/19	1.000%	3 month LIBOR(2)	3,198,967	—	3,198,967	Citigroup Global Markets
	67,445	11/15/19	1.000%	3 month LIBOR(1)	(1,794,269)	—	(1,794,269)	Citigroup Global Markets
	38,520	11/15/19	1.000%	3 month LIBOR(1)	(1,170,694)	—	(1,170,694)	Morgan Stanley & Co., Inc.
	64,140	02/15/20	1.000%	3 month LIBOR(1)	(2,744,564)	—	(2,744,564)	Morgan Stanley & Co., Inc.
	38,520	02/15/20	2.000%	3 month LIBOR(2)	1,282,594	—	1,282,594	Morgan Stanley & Co., Inc.
	6,110	04/19/20	1.000%	6 month LIBOR(2)	287,532	—	287,532	Goldman Sachs & Company
	4,340	04/19/20	1.000%	6 month LIBOR(2)	203,224	—	203,224	Citigroup Global Markets
	4,250	12/13/27	2.000%	3 month LIBOR(1)	(465,203)	—	(465,203)	Barclays Bank International
AUD	2,090	12/19/32	4.000%	6 month BBSW(1)	(42,390)	—	(42,390)	Barclays Bank International
AUD	590	12/20/32	4.000%	6 month BBSW(1)	(11,837)	—	(11,837)	Citigroup Global Markets
BRL	12,519	01/01/17	9.130%	1 day BROIS(1)	(238,162)	—	(238,162)	Barclays Bank International
BRL	9,386	01/01/17	0.000%	1 day BROIS(1) 6 month	(318,299)	—	(318,299)	Citigroup Global Markets
EUR	28,605	12/14/14	0.349%	EURIBOR(2) 6 month	25,926	—	25,926	Citigroup Global Markets
EUR	29,470	01/25/16	1.000%	EURIBOR(1)	39,128	—	39,128	Citigroup Global Markets

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (continued):
EUR	3,330	12/13/27	2.000%	6 month EURIBOR(2)	$132,254	$—	$132,254	Barclays Bank International
INR	305,000	05/03/23	7.000%	1 day MIBOR(1)	(159,856)	—	(159,856)	Barclays Bank International
JPY	410,000	04/18/18	0.418%	6 month JPY LIBOR(1)	(13,906)	—	(13,906)	HSBC Securities, Inc.
JPY	1,550,000	04/19/20	1.000%	6 month JPY LIBOR(1)	(205,335)	—	(205,335)	Goldman Sachs & Company
JPY	1,170,000	04/19/20	1.000%	6 month JPY LIBOR(1)	(119,183)	—	(119,183)	Citigroup Global Markets
JPY	625,000	05/20/20	1.000%	6 month JPY LIBOR(1)	(8,967)	—	(8,967)	Credit Suisse First Boston Corp.
JPY	2,645,000	05/21/20	1.000%	6 month JPY LIBOR(1)	(55,042)	—	(55,042)	Credit Suisse First Boston Corp.
JPY	550,000	04/16/23	1.000%	6 month JPY LIBOR(1)	(126,858)	—	(126,858)	Citigroup Global Markets
MXN	75,000	12/02/15	5.000%	28 day Mexican interbank rate(1)	31,792	—	31,792	Morgan Stanley & Co., Inc.
MXN	119,600	06/20/18	6.000%	28 day Mexican interbank rate(1)	128,744	—	128,744	Credit Suisse First Boston Corp.
MXN	64,200	05/25/22	6.000%	28 day Mexican interbank rate(1)	(39,255)	—	(39,255)	Morgan Stanley & Co., Inc.
MXN	155,800	04/28/23	5.000%	28 day Mexican interbank rate(1)	(1,467,762)	—	(1,467,762)	Barclays Bank International
NZD	3,000	10/25/16	4.000%	3 month NZDBBR(1)	38,668	—	38,668	Citigroup Global Markets
NZD	3,000	11/11/16	4.000%	3 month NZDBBR(1)	18,611	—	18,611	Citigroup Global Markets
NZD	3,300	03/26/17	4.000%	3 month NZDBBR(1)	40,578	—	40,578	HSBC Securities, Inc.
NZD	1,970	09/25/22	4.000%	3 month NZDBBR(1)	(60,427)	—	(60,427)	Citigroup Global Markets
PLN	49,900	06/28/18	4.000%	6 month WIBOR(1)	(39,458)	—	(39,458)	Citigroup Global Markets
RUB	147,500	05/17/23	7.000%	3 month MOS(1)	(137,885)	—	(137,885)	Credit Suisse First Boston Corp.
RUB	147,500	05/20/23	7.000%	3 month MOS(1)	(138,323)	—	(138,323)	Credit Suisse First Boston Corp.
ZAR	100,000	06/25/18	7.000%	3 month JIBAR(1)	121,323	—	121,323	Barclays Bank International

					$(791,364)	$—	$(791,364)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation
Exchange-traded swap agreements:
$77,555	11/30/17	1.000%	3 month LIBOR(2)	$—	$(135,398)	$(135,398)
77,360	11/30/17	1.000%	3 month LIBOR(2)	—	(9,552)	(9,552)
76,815	11/30/17	1.000%	3 month LIBOR(2)	—	(12,727)	(12,727)
250	05/09/23	2.000%	3 month LIBOR(1)	2	(15,545)	(15,547)

				$2	$(173,222)	$(173,224)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Buy Protection(2):
CDX.NA.IG.19	12/20/17	1.000%	$130,000	$(1,367,570)	$(716,344)	$(651,226)	Morgan Stanley & Co., Inc.
CDX.NA.IG.19	12/20/17	1.000%	78,000	(820,542)	(444,697)	(375,845)	Deutsche Bank
CDX.NA.IG.19	12/20/17	1.000%	72,000	(757,424)	(355,203)	(402,221)	Deutsche Bank
CDX.NA.IG.19	12/20/17	1.000%	40,500	(426,051)	(197,416)	(228,635)	Citigroup Global Markets
CDX.NA.IG.20	06/20/18	1.000%	200,000	(1,289,770)	(2,607,828)	1,318,058	Banc of America Securities
CDX.NA.IG.20	06/20/18	1.000%	200,000	(1,289,770)	(2,385,606)	1,095,836	Barclays Bank International

				$(5,951,127)	$(6,707,094)	$755,967

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.17	12/20/16	5.000%	42,720	$2,684,011	$1,845,267	$838,744	Deutsche Bank
CDX.NA.HY.17	12/20/16	5.000%	30,000	1,884,839	1,370,833	514,006	Deutsche Bank
CDX.NA.HY.17	12/20/16	5.000%	26,880	1,688,816	1,177,867	510,949	Deutsche Bank
CDX.NA.HY.17	12/20/16	5.000%	15,600	980,116	654,333	325,783	Credit Suisse First Boston Corp.

				$7,237,782	$5,048,300	$2,189,482

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Currency swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements:
$4,465	3 month LIBOR	EUR	3,450	3 Month EURIBOR minus 28.25 bps	Barclays Bank International	10/17/14	$(17,162)	$—	$(17,162)
1,234	3 month LIBOR	EUR	950	3 Month EURIBOR minus 30.5 bps	Barclays Bank International	12/04/14	(646)	—	(646)
35,059	3 month LIBOR	EUR	26,430	3 Month EURIBOR minus 26.25 bps	Barclays Bank International	01/25/15	707,159	—	707,159
2,543	3 month LIBOR	EUR	1,950	3 Month EURIBOR minus 31.7 bps	Barclays Bank International	12/14/15	9,876	—	9,876
14,515	3 month LIBOR	EUR	11,000	3 Month EURIBOR minus 28.25 bps	Barclays Bank International	01/04/16	222,346	—	222,346
2,108	3 month LIBOR	JPY	210,000	3 Month LIBOR minus 38.429 bps	Barclays Bank International	10/12/16	(6,103)	—	(6,103)
29,284	3 month LIBOR	EUR	22,010	3 Month EURIBOR minus 26 bps	Citigroup Global Markets	01/25/15	675,710	—	675,710
1,748	3 month LIBOR	JPY	170,355	3 Month LIBOR minus 32.75 bps	Citigroup Global Markets	05/05/15	29,863	—	29,863
1,284	3 month LIBOR	JPY	100,000	4.50%	Citigroup Global Markets	06/08/15	262,316	—	262,316
256	3 month LIBOR	JPY	20,000	4.50%	Citigroup Global Markets	06/08/15	52,591	—	52,591
1,562	3 month LIBOR	EUR	1,210	3 Month EURIBOR minus 30 bps	Citigroup Global Markets	09/26/15	(7,078)	—	(7,078)
2,527	3 month LIBOR	EUR	1,920	3 Month EURIBOR minus 30 bps	Citigroup Global Markets	12/18/15	31,378	—	31,378
706	3 month LIBOR	JPY	55,000	3.45%	Citigroup Global Markets	03/24/17	182,446	—	182,446
2,658	3 month LIBOR	EUR	2,180	4.25%	Citigroup Global Markets	07/14/17	(457,611)	—	(457,611)
269	3 month LIBOR	EUR	220	4.25%	Citigroup Global Markets	07/14/17	(46,711)	—	(46,711)
1,928	3 month LIBOR	EUR	1,500	3 Month EURIBOR minus 29.5 bps	Credit Suisse First Boston Corp.	10/02/14	(18,576)	—	(18,576)
9,884	3 month LIBOR	EUR	7,500	3 Month EURIBOR minus 30.5 bps	Credit Suisse First Boston Corp.	12/20/15	150,169	—	150,169
5,742	3 month LIBOR	EUR	4,405	3 Month EURIBOR minus 28.75 bps	HSBC Securities, Inc.	10/18/14	19,987	—	19,987
7,678	3 month LIBOR	EUR	5,760	3 Month EURIBOR minus 25.75 bps	HSBC Securities, Inc.	01/17/15	191,493	—	191,493
14,199	3 month LIBOR	EUR	10,700	3 Month EURIBOR minus 26 bps	HSBC Securities, Inc.	01/25/15	291,019	—	291,019
1,333	3 month LIBOR	EUR	1,000	3 Month EURIBOR minus 25.75 bps	HSBC Securities, Inc.	01/25/15	33,579	—	33,579
2,072	3 month LIBOR	EUR	1,600	3 Month EURIBOR minus 30.25 bps	HSBC Securities, Inc.	09/27/15	(12,886)	—	(12,886)

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Currency swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Over-the-counter swap agreements (continued):
$3,268	3 month LIBOR	EUR	2,500	3 Month EURIBOR minus 30.8 bps	HSBC Securities, Inc.	12/17/15	$22,512	$—	$22,512
5,398	3 month LIBOR	EUR	4,100	3 Month EURIBOR minus 30.25 bps	HSBC Securities, Inc.	12/19/15	69,326	—	69,326
2,443	3 month LIBOR	EUR	1,900	3 Month EURIBOR minus 31.75 bps	HSBC Securities, Inc.	09/28/17	(22,754)	—	(22,754)
2,574	3 month LIBOR	EUR	2,000	3 Month EURIBOR minus 28.25 bps	JP Morgan Securities	10/11/14	(23,017)	—	(23,017)
8,528	3 month LIBOR	EUR	6,500	3 Month EURIBOR minus 28.375 bps	JP Morgan Securities	10/19/14	83,320	—	83,320

							$2,422,546	$—	$2,422,546

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$212,734,954	$64,362,680
Residential Mortgage-Backed Securities	—	165,140,756	—
Bank Loans	—	61,269,024	4,845,840
Commercial Mortgage-Backed Securities	—	392,566,163	—
Corporate Bonds	—	953,430,783	9,382,730
Municipal Bonds	—	50,007,450	—
Non-Corporate Foreign Agencies	—	99,207,549	—
Sovereigns	—	231,315,445	2,844,828
U.S. Government Agency Obligations	—	583,750,918	—
U.S. Treasury Obligations	—	312,599,251	—
Option Purchased	—	14,980	—
Affiliated Money Market Mutual Fund	777,647,044	—	—
Other Financial Instruments*
Futures Contracts	401,406	—	—
Forward Foreign Currency Contracts	—	(4,177,711)	—
Interest Rate Swap	(173,224)	(791,364)	—
Credit Default Swaps	—	2,945,449	—
Currency Swaps	—	2,422,546	—

Total	$777,875,226	$3,062,436,193	$81,436,078

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Corporate Bonds	Bank Loans	Sovereigns
Balance as of 12/31/12	$—	$10,131,994	$—	$—
Realized gain (loss)	—	—	(2,516)	—
Change in unrealized appreciation (depreciation)**	(18,358)	(526,544)	89,049	94,253
Purchases	64,381,038	—	2,893,504	4,454,540
Sales	—	(222,720)	(2,109,197)	(1,703,965)
Accrued discount/premium	—	—	—	—
Transfers into Level 3	—	—	3,975,000	—
Transfers out of Level 3	—	—	—	—

Balance as of 06/30/13	$64,362,680	$9,382,730	$4,845,840	$2,844,828

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(361,600) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one bank loan security transferred from Level 2 to Level 3 as a result of using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but not limited to, using prices provided by a single broker quote/dealer and the cost of the investment.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (including 10.4% of collateral received for securities on loan)	24.6%
U.S. Government Agency Obligations	18.4
Commercial Mortgage-Backed Securities	12.4
U.S. Treasury Obligations	9.9
Banking	9.3
Non-Residential Mortgage-Backed Securities	8.7
Sovereigns	7.4
Residential Mortgage-Backed Securities	5.2
Non-Corporate Foreign Agencies	3.1
Insurance	2.0
Healthcare & Pharmaceutical	1.9
Municipal Bonds	1.6
Energy – Other	1.5
Cable	1.4
Capital Goods	1.3
Metals	1.2
Telecommunications	1.1
Media & Entertainment	1.1
Automotive	1.1
Foods	1.1
Technology	1.0
Electric	1.0

Pipelines & Other	0.9%
Tobacco	0.8
Non-Captive Finance	0.8
Healthcare Insurance	0.8
Retailers	0.7
Energy – Integrated	0.6
Paper	0.5
Chemicals	0.4
Airlines	0.3
Railroads	0.3
Building Materials & Construction	0.2
Aerospace & Defense	0.2
Consumer	0.2
Brokerage	0.2
Gaming	0.2
Lodging	0.1
Real Estate Investment Trusts	0.1
Commercial Services & Supplies	0.1
Packaging	0.1

123.8
Liabilities in excess of other assets	(23.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	$4,603,376		Unrealized depreciation on over-the-counter swap agreements	$1,657,927
Credit contracts	Premiums paid for swap agreements	5,048,300		Premiums received for swap agreements	6,707,094
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	12,859,055		Unrealized depreciation on foreign currency forward contracts	17,036,766
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	11,706,002		Unrealized depreciation on over-the-counter swap agreements	10,074,820
Interest rate contracts	Unaffiliated investments	14,980		—	—
Interest rate contracts	Due to broker-variation margin	8,785,090	*	Due to broker-variation margin	8,556,908	*

Total		$43,016,803			$44,033,515

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$500,742	$(124,720)	$(2,545,611)	$—	$7,430,705	$5,261,116
Foreign exchange contracts	—	—	—	(4,325,600)	—	(4,325,600)
Credit contracts	—	—	—	—	590,588	590,588

Total	$500,742	$(124,720)	$(2,545,611)	$(4,325,600)	$8,021,293	$1,526,104

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$(644,345)	$(350,191)	$—	$2,082,470	$1,087,934
Credit contracts	—	—	—	2,694,658	2,694,658
Foreign exchange contracts	—	—	(2,961,756)	—	(2,961,756)

Total	$(644,345)	$(350,191)	$(2,961,756)	$4,777,128	$820,836

As of June 30, 2013, the Portfolio’s volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Long Position(3)	Futures Short Position(3)	Forward Currency Contracts – Purchased(4)	Forward Currency Contracts – Sold(5)	Interest Rate Swaps(6)	Credit Default Swaps as Buyer(6)	Credit Default Swaps as Writer(6)	Currency Contracts Swaps(6)
$664,236	$76,867	$766,970,095	$312,450,323	$413,284,512	$324,645,888	$4,006,241,170	$473,000,000	$119,133,333	$181,852,641

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$321,977,380	$—	$—	$321,977,380
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	29,183,413	(14,980)	—	29,168,433

				351,145,813

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(352,677)	—	—	(352,677)
Over-the-counter derivatives	(28,769,513)	—	—	(28,769,513)

				(29,122,190)

Collateral Amount Pledged/(Received):
Securities on loan	(321,977,380)
Exchange-traded and cleared derivatives	352,677
Over-the-counter derivatives	—

Net Amount	$398,920

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $321,977,380:
Unaffiliated investments (cost $3,198,582,933)	$3,143,473,351
Affiliated investments (cost $777,647,044)	777,647,044
Foreign currency, at value (cost $664,297)	663,982
Receivable for investments sold	268,326,616
Dividends and interest receivable	23,908,193
Unrealized appreciation on over-the counter swap agreements	16,309,378
Unrealized appreciation on foreign currency forward contracts	12,859,055
Premium paid for swap agreements	5,048,300
Receivable for fund share sold	337,913
Tax reclaim receivable	27,211
Prepaid expenses	1,988

Total Assets	4,248,603,031

LIABILITIES:
Payable for investments purchased	706,778,914
Payable to broker for collateral for securities on loan	330,356,911
Unrealized depreciation on foreign currency forward contracts	17,036,766
Unrealized depreciation on over-the counter swap agreements	11,732,747
Premium received for swap agreements	6,707,094
Payable to custodian	5,534,419
Advisory fees payable	1,678,425
Accrued expenses and other liabilities	432,170
Due to broker-variation margin	352,677
Payable for fund share repurchased	309,458
Distribution fee payable	34,581
Affiliated transfer agent fee payable	417

Total Liabilities	1,080,954,579

NET ASSETS	$3,167,648,452

Net assets were comprised of:
Paid-in capital	$3,116,050,635
Retained earnings	51,597,817

Net assets, June 30, 2013	$3,167,648,452

Net asset value and redemption price per share, $3,167,648,452 / 303,288,324 outstanding shares of beneficial interest	$10.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$53,336,300
Affiliated dividend income	573,125
Affiliated income from securities lending, net	314,404

54,223,829

EXPENSES
Advisory fees	12,820,702
Distribution fee	1,295,352
Shareholder servicing fees and expenses	604,737
Custodian and accounting fees	220,000
Trustees’ fees	20,000
Audit fee	18,000
Insurance expenses	12,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	3,000
Shareholders’ reports	2,000
Miscellaneous	12,065

Total expenses	15,019,856
Less: advisory fee waiver and expense reimbursement	(764,229)
Less: shareholder servicing fee waiver	(214,018)

Net expenses	14,041,609

NET INVESTMENT INCOME	40,182,220

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(826,586)
Futures transactions	(2,545,611)
Swap agreement transactions	8,021,293
Options written transactions	(124,720)
Foreign currency transactions	(3,373,077)

1,151,299

Net change in unrealized appreciation (depreciation) on:
Investments	(143,797,560)
Futures	(350,191)
Swap agreements	4,777,128
Foreign currencies	(2,980,854)

(142,351,477)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(141,200,178)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(101,017,958)

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRUDENTIAL CORE BOND PORTFOLIO (continued)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$40,182,220	$52,020,337
Net realized gain on investment and foreign currency transactions	1,151,299	12,716,248
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(142,351,477)	78,808,389

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(101,017,958)	143,544,974

DISTRIBUTIONS	—	(8,583,536)

FUND SHARE TRANSACTIONS:
Fund share sold [42,375,428 and 243,476,697 shares, respectively]	457,145,171	2,597,163,338
Fund share issued in reinvestment of distributions [0 and 826,930 shares, respectively].	—	8,583,536
Fund share repurchased [97,068,210 and 63,134,601 shares, respectively]	(1,058,029,652)	(663,344,831)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(600,884,481)	1,942,402,043

TOTAL INCREASE (DECREASE) IN NET ASSETS	(701,902,439)	2,077,363,481
NET ASSETS:
Beginning of period	3,869,550,891	1,792,187,410

End of period	$3,167,648,452	$3,869,550,891

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 126.9%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.2%
Alliant Techsystems, Inc.	26,600	$2,189,978
Esterline Technologies Corp.*	7,000	506,030
Exelis, Inc.	90,300	1,245,237
General Dynamics Corp.	7,500	587,475
Huntington Ingalls Industries, Inc.	19,100	1,078,768
L-3 Communications Holdings, Inc.	16,500	1,414,710
Northrop Grumman Corp.	40,200	3,328,560
Raytheon Co.	16,600	1,097,592
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	125,700	2,700,036
Taser International, Inc.*	14,500	123,540

		14,271,926

Air Freight & Logistics — 0.7%
FedEx Corp.	12,700	1,251,966
United Parcel Service, Inc. (Class B Stock)	24,400	2,110,112

		3,362,078

Airlines — 0.7%
Alaska Air Group, Inc.*	5,300	275,600
Allegiant Travel Co.	8,600	911,514
Spirit Airlines, Inc.*	54,900	1,744,173

		2,931,287

Auto Components — 0.2%
Visteon Corp.*	16,000	1,009,920

Automobiles — 0.6%
General Motors Co.*	8,700	289,797
Thor Industries, Inc.	45,700	2,247,526

		2,537,323

Beverages — 2.2%
Coca-Cola Co. (The)	53,400	2,141,874
Coca-Cola Enterprises, Inc.	57,500	2,021,700
PepsiCo, Inc.	67,600	5,529,004

		9,692,578

Biotechnology — 4.5%
Alexion Pharmaceuticals, Inc.*	26,600	2,453,584
Alkermes PLC (Ireland)*	12,900	369,972
Amgen, Inc.	46,100	4,548,226
Biogen Idec, Inc.*	21,100	4,540,720
Celgene Corp.*	38,500	4,501,035
Ligand Pharmaceuticals, Inc.*	10,300	385,426
Myriad Genetics, Inc.*	39,600	1,064,052
United Therapeutics Corp.*	35,900	2,362,938

		20,225,953

Building Products — 1.4%
A.O. Smith Corp.	14,200	515,176
Fortune Brands Home & Security, Inc.	73,200	2,835,768
Lennox International, Inc.	41,300	2,665,502
PGT, Inc.*	7,000	60,690

		6,077,136

Capital Markets — 2.9%
American Capital Ltd.*	43,200	547,344
BlackRock, Inc.	10,200	2,619,870
Franklin Resources, Inc.	5,600	761,712
Goldman Sachs Group, Inc. (The)	31,300	4,734,125

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Invesco Ltd. (Bermuda)	47,100	$1,497,780
LPL Financial Holdings, Inc.	6,100	230,336
Morgan Stanley	11,100	271,173
Raymond James Financial, Inc.	3,000	128,940
T. Rowe Price Group, Inc.	21,100	1,543,465
Waddell & Reed Financial, Inc. (Class A Stock)	16,400	713,400

		13,048,145

Chemicals — 2.7%
Celanese Corp. (Class A Stock)	24,800	1,111,040
CF Industries Holdings, Inc.	14,800	2,538,200
FutureFuel Corp.	18,200	257,894
International Flavors & Fragrances, Inc.	13,300	999,628
Koppers Holdings, Inc.	6,800	259,624
LSB Industries, Inc.*	20,800	632,528
LyondellBasell Industries NV (Netherlands) (Class A Stock)	43,400	2,875,684
Monsanto Co.	15,100	1,491,880
Mosaic Co. (The)	27,700	1,490,537
Schulman, (A.), Inc.	4,000	107,280
Valspar Corp. (The)	8,500	549,695

		12,313,990

Commercial Banks — 3.0%
BB&T Corp.	20,800	704,704
Capital Bank Financial Corp.	3,500	66,465
Fifth Third Bancorp	27,300	492,765
First Interstate Bancsystem, Inc.	5,100	105,723
Huntington Bancshares, Inc.	242,100	1,907,748
KeyCorp	113,700	1,255,248
PrivateBancorp, Inc.	8,900	188,769
Regions Financial Corp.	214,500	2,044,185
U.S. Bancorp	22,700	820,605
Wells Fargo & Co.	145,101	5,988,318

		13,574,530

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	4,400	188,144
Brink’s Co. (The)	14,000	357,140
Deluxe Corp.	22,700	786,555
Rollins, Inc.	17,700	458,430
Steelcase, Inc. (Class A Stock)	7,900	115,182
UniFirst Corp.	6,800	620,500
Viad Corp.	9,200	225,584

		2,751,535

Communications Equipment — 3.0%
ARRIS Group, Inc.*	29,200	419,020
Brocade Communications Systems, Inc.*	275,900	1,589,184
Cisco Systems, Inc.	210,600	5,119,686
F5 Networks, Inc.*	11,300	777,440
Harris Corp.	9,200	453,100
QUALCOMM, Inc.	82,700	5,051,316

		13,409,746

Computers & Peripherals — 4.4%
Apple, Inc.	30,300	12,001,224
EMC Corp.	52,000	1,228,240
Hewlett-Packard Co.	186,500	4,625,200

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computers & Peripherals (continued)
NetApp, Inc.*	49,400	$1,866,332

		19,720,996

Construction & Engineering — 0.6%
AECOM Technology Corp.*	19,900	632,621
EMCOR Group, Inc.	4,900	199,185
KBR, Inc.	9,000	292,500
Quanta Services, Inc.*	53,100	1,405,026

		2,529,332

Consumer Finance — 1.1%
DFC Global Corp.*	10,400	143,624
Discover Financial Services	64,800	3,087,072
Nelnet, Inc. (Class A Stock)	22,100	797,589
SLM Corp.	35,300	806,958

		4,835,243

Containers & Packaging — 0.2%
Crown Holdings, Inc.*	8,000	329,040
Owens-Illinois, Inc.*	19,400	539,126

		868,166

Diversified Consumer Services — 0.1%
Weight Watchers International, Inc.	5,900	271,400

Diversified Financial Services — 3.1%
Bank of America Corp.	124,646	1,602,947
Citigroup, Inc.	85,940	4,122,542
JPMorgan Chase & Co.	151,376	7,991,139
NASDAQ OMX Group, Inc. (The)	11,800	386,922

		14,103,550

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	204,100	7,225,140
CenturyLink, Inc.	73,600	2,601,760
Verizon Communications, Inc.	83,600	4,208,424

		14,035,324

Electric Utilities — 1.4%
American Electric Power Co., Inc.	7,000	313,460
Duke Energy Corp.	2,700	182,250
Edison International	41,100	1,979,376
El Paso Electric Co.	17,900	632,049
Exelon Corp.	34,200	1,056,096
Xcel Energy, Inc.	77,600	2,199,184

		6,362,415

Electrical Equipment — 0.8%
Babcock & Wilcox Co. (The)	46,700	1,402,401
Emerson Electric Co.	41,200	2,247,048

		3,649,449

Electronic Equipment, Instruments & Components — 1.4%
Arrow Electronics, Inc.*	32,900	1,311,065
Avnet, Inc.*	71,200	2,392,320
Ingram Micro, Inc. (Class A Stock)*	100,300	1,904,697
Littelfuse, Inc.	3,300	246,213
Tech Data Corp.*	9,200	433,228
TTM Technologies, Inc.*	7,500	63,000

		6,350,523

Energy Equipment & Services — 2.8%
Atwood Oceanics, Inc.*	11,800	614,190

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
Bristow Group, Inc.	6,100	$398,452
Diamond Offshore Drilling, Inc.	31,400	2,160,006
Ensco PLC (United Kingdom) (Class A Stock)	43,500	2,528,220
Oceaneering International, Inc.	11,000	794,200
Schlumberger Ltd. (Netherlands)	46,500	3,332,190
Superior Energy Services, Inc.*	86,000	2,230,840
Unit Corp.*	17,200	732,376

		12,790,474

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	79,600	4,551,528
Kroger Co. (The)	82,500	2,849,550
Wal-Mart Stores, Inc.	32,900	2,450,721

		9,851,799

Food Products — 2.7%
Archer-Daniels-Midland Co.	82,600	2,800,966
Bunge Ltd. (Bermuda)	31,500	2,229,255
Darling International, Inc.*	15,300	285,498
Hillshire Brands Co.	13,900	459,812
Ingredion, Inc.	35,600	2,336,072
J.M. Smucker Co. (The)	4,800	495,120
Mondelez International, Inc. (Class A Stock)	15,900	453,627
Pilgrim’s Pride Corp.*	28,500	425,790
Sanderson Farms, Inc.	5,000	332,100
Tyson Foods, Inc. (Class A Stock)	90,800	2,331,744

		12,149,984

Gas Utilities — 0.2%
Southwest Gas Corp.	6,000	280,740
UGI Corp.	20,300	793,933

		1,074,673

Healthcare Equipment & Supplies — 2.9%
Abbott Laboratories	105,900	3,693,792
Becton, Dickinson and Co.	8,600	849,938
C.R. Bard, Inc.	4,800	521,664
CareFusion Corp.*	14,100	519,585
Covidien PLC (Ireland)	22,900	1,439,036
Edwards Lifesciences Corp.*	4,600	309,120
Intuitive Surgical, Inc.*	3,400	1,722,372
Invacare Corp.	4,900	70,364
Medtronic, Inc.	28,300	1,456,601
Orthofix International NV (Curacao)*	2,000	53,800
Sirona Dental Systems, Inc.*	12,600	830,088
STERIS Corp.	5,500	235,840
Stryker Corp.	6,400	413,952
Thoratec Corp.*	27,100	848,501

		12,964,653

Healthcare Providers & Services — 3.0%
Aetna, Inc.	31,400	1,995,156
CIGNA Corp.	30,400	2,203,696
Express Scripts Holding Co.*	14,100	869,829
HCA Holdings, Inc.	33,400	1,204,404
Health Net, Inc.*	14,500	461,390
Humana, Inc.	37,700	3,181,126
Select Medical Holdings Corp.	9,800	80,360
Universal Health Services, Inc. (Class B Stock)	19,500	1,305,720

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Providers & Services (continued)
WellPoint, Inc.	29,200	$2,389,728

		13,691,409

Healthcare Technology — 0.2%
Computer Programs & Systems, Inc.	7,300	358,722
MedAssets, Inc.*	18,700	331,738

		690,460

Hotels, Restaurants & Leisure — 3.2%
AFC Enterprises, Inc.*	2,800	100,632
Chipotle Mexican Grill, Inc.*	4,000	1,457,400
International Game Technology	129,700	2,167,287
Jack in the Box, Inc.*	26,300	1,033,327
Marriott Vacations Worldwide Corp.*	6,800	294,032
McDonald’s Corp.	43,100	4,266,900
Sonic Corp.*	41,300	601,328
Starbucks Corp.	38,600	2,527,914
Wyndham Worldwide Corp.	12,800	732,544
Yum! Brands, Inc.	15,600	1,081,704

		14,263,068

Household Durables — 1.5%
Jarden Corp.*	3,800	166,250
Mohawk Industries, Inc.*	23,000	2,587,270
NACCO Industries, Inc. (Class A Stock)	3,900	223,392
Tupperware Brands Corp.	17,600	1,367,344
Whirlpool Corp.	22,800	2,607,408

		6,951,664

Household Products — 1.3%
Colgate-Palmolive Co.	25,400	1,455,166
Energizer Holdings, Inc.	2,500	251,275
Procter & Gamble Co. (The)	53,100	4,088,169

		5,794,610

Independent Power Producers & Energy Traders — 0.6%
AES Corp. (The)	217,600	2,609,024

Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	19,700	1,227,507
General Electric Co.	303,970	7,049,064

		8,276,571

Insurance — 4.5%
ACE Ltd. (Switzerland)	7,900	706,892
Allied World Assurance Co. Holdings AG (Switzerland)	3,300	301,983
American Financial Group, Inc.	39,800	1,946,618
American International Group, Inc.*	3,900	174,330
Berkshire Hathaway, Inc. (Class B Stock)*	19,900	2,227,208
Chubb Corp. (The)	33,100	2,801,915
CNA Financial Corp.	11,700	381,654
Erie Indemnity Co. (Class A Stock)	800	63,752
Genworth Financial, Inc. (Class A Stock)*	84,300	961,863
HCC Insurance Holdings, Inc.	5,300	228,483
HCI Group, Inc.	3,600	110,592
Marsh & McLennan Cos., Inc.	28,400	1,133,728
MetLife, Inc.	81,600	3,734,016
PartnerRe Ltd. (Bermuda)	23,200	2,100,992
ProAssurance Corp.	18,300	954,528
Reinsurance Group of America, Inc.	16,700	1,154,137
Symetra Financial Corp.	32,700	522,873

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Travelers Cos., Inc. (The)	5,000	$399,600
Unum Group	12,200	358,314

		20,263,478

Internet & Catalog Retail — 0.3%
Amazon.com, Inc.*	700	194,383
Blue Nile, Inc.*	5,100	192,678
Expedia, Inc.	3,400	204,510
HSN, Inc.	13,400	719,848
Liberty Interactive Corp. (Class A Stock)*	4,200	96,642
Overstock.com, Inc.*	6,100	172,020

		1,580,081

Internet Software & Services — 2.1%
Akamai Technologies, Inc.*	29,800	1,267,990
Google, Inc. (Class A Stock)*	4,400	3,873,628
IAC/InterActiveCorp.	57,800	2,748,968
LogMeIn, Inc.*	6,500	158,990
Shutterstock, Inc.	3,200	178,496
ValueClick, Inc.*	3,500	86,380
Yahoo!, Inc.*	42,400	1,064,664

		9,379,116

IT Services — 3.4%
Accenture PLC (Ireland) (Class A Stock)	4,100	295,036
Broadridge Financial Solutions, Inc.	42,800	1,137,624
Cardtronics, Inc.*	8,900	245,640
Cognizant Technology Solutions Corp.
(Class A Stock)*	23,600	1,477,596
Computer Sciences Corp.	18,900	827,253
CoreLogic, Inc.*	87,300	2,022,741
DST Systems, Inc.	4,400	287,452
Fiserv, Inc.*	10,800	944,028
Forrester Research, Inc.	2,100	77,049
Global Payments, Inc.	25,600	1,185,792
iGATE Corp.*	15,200	249,584
International Business Machines Corp.	18,000	3,439,980
MasterCard, Inc. (Class A Stock)	1,400	804,300
NeuStar, Inc. (Class A Stock)*	8,500	413,780
Syntel, Inc.	12,000	754,440
Total System Services, Inc.	45,400	1,111,392
Visa, Inc. (Class A Stock)	600	109,650

		15,383,337

Leisure Equipment & Products — 0.9%
Polaris Industries, Inc.	26,900	2,555,500
Smith & Wesson Holding Corp.*	157,900	1,575,842

		4,131,342

Life Sciences Tools & Services — 0.7%
Bruker Corp.*	72,600	1,172,490
Mettler-Toledo International, Inc.*	7,700	1,549,240
Techne Corp.	3,200	221,056

		2,942,786

Machinery — 3.7%
AGCO Corp.	31,100	1,560,909
Deere & Co.	24,600	1,998,750
Hyster-Yale Materials Handling, Inc.	4,000	251,160
IDEX Corp.	1,600	86,096
John Bean Technologies Corp.	6,300	132,363

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Lincoln Electric Holdings, Inc.	17,000	$973,590
Lindsay Corp.	7,300	547,354
Mueller Industries, Inc.	8,400	423,612
Oshkosh Corp.*	73,200	2,779,404
Parker Hannifin Corp.	28,300	2,699,820
Timken Co.	31,800	1,789,704
Toro Co. (The)	4,700	213,427
Valmont Industries, Inc.	14,700	2,103,423
Wabtec Corp.	18,400	983,112

		16,542,724

Marine — 0.1%
Matson, Inc.	21,300	532,500

Media — 3.9%
AMC Networks, Inc. (Class A Stock)*	37,600	2,459,416
Cinemark Holdings, Inc.	39,700	1,108,424
Comcast Corp. (Class A Stock)	135,500	5,674,740
DIRECTV*	48,500	2,988,570
Global Sources Ltd. (Bermuda)*	15,700	105,347
Liberty Media Corp. (Class A Stock)*	6,700	849,292
Madison Square Garden Co. (The) (Class A Stock)*	5,300	314,025
Scripps Networks Interactive, Inc. (Class A Stock)	15,200	1,014,752
Viacom, Inc. (Class B Stock)	4,700	319,835
Walt Disney Co. (The)	42,600	2,690,190

		17,524,591

Metals & Mining — 1.5%
Alcoa, Inc.	173,600	1,357,552
Coeur d’Alene Mines Corp.*	79,200	1,053,360
Freeport-McMoRan Copper & Gold, Inc.	92,900	2,564,969
Noranda Aluminum Holding Corp.	9,500	30,685
Reliance Steel & Aluminum Co.	12,500	819,500
Southern Copper Corp.	19,000	524,780
Worthington Industries, Inc.	10,600	336,126

		6,686,972

Multiline Retail — 1.0%
Dillard’s, Inc. (Class A Stock)	25,000	2,049,250
Dollar Tree, Inc.*	16,000	813,440
Macy’s, Inc.	37,700	1,809,600

		4,672,290

Multi-Utilities — 1.3%
Ameren Corp.	74,100	2,552,004
Avista Corp.	18,700	505,274
DTE Energy Co.	18,500	1,239,685
NorthWestern Corp.	3,800	151,620
SCANA Corp.	30,700	1,507,370

		5,955,953

Oil, Gas & Consumable Fuels — 11.1%
Alon USA Energy, Inc.	13,800	199,548
Anadarko Petroleum Corp.	42,300	3,634,839
Apache Corp.	9,200	771,236
Cabot Oil & Gas Corp.	49,900	3,543,898
Chesapeake Energy Corp.	115,900	2,362,042
Chevron Corp.	75,446	8,928,280
ConocoPhillips	72,100	4,362,050
Exxon Mobil Corp.	151,700	13,706,095

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Hollyfrontier Corp.	39,400	$1,685,532
Marathon Petroleum Corp.	35,850	2,547,501
Noble Energy, Inc.	44,600	2,677,784
Phillips 66	54,200	3,192,922
Targa Resources Corp.	13,300	855,589
Vaalco Energy, Inc.*	6,300	36,036
Valero Energy Corp.	46,000	1,599,420

		50,102,772

Paper & Forest Products — 0.1%
Domtar Corp.	4,400	292,600
Neenah Paper, Inc.	4,700	149,319

		441,919

Personal Products — 0.4%
Avon Products, Inc.	7,600	159,828
Inter Parfums, Inc.	11,100	316,572
Medifast, Inc.*	16,900	435,344
Nu Skin Enterprises, Inc. (Class A Stock)	12,400	757,888

		1,669,632

Pharmaceuticals — 4.7%
AbbVie, Inc.	61,700	2,550,678
Allergan, Inc.	18,500	1,558,440
Eli Lilly & Co.	52,000	2,554,240
Endo Health Solutions, Inc.*	3,000	110,370
Jazz Pharmaceuticals PLC (Ireland)*	31,100	2,137,503
Johnson & Johnson	50,400	4,327,344
Merck & Co., Inc.	47,000	2,183,150
Pfizer, Inc.	202,405	5,669,364

		21,091,089

Professional Services — 0.2%
Equifax, Inc.	2,200	129,646
ICF International, Inc.*	2,500	78,775
Korn/Ferry International*	3,100	58,094
Navigant Consulting, Inc.*	13,200	158,400
Resources Connection, Inc.	11,700	135,720
Robert Half International, Inc.	4,100	136,243

		696,878

Real Estate Investment Trusts — 3.0%
American Assets Trust, Inc.	10,900	336,374
American Capital Agency Corp.	76,400	1,756,436
American Capital Mortgage Investment Corp.	49,600	891,312
Annaly Capital Management, Inc.	162,200	2,038,854
Apollo Residential Mortgage, Inc.	22,900	377,392
Chatham Lodging Trust	6,500	111,670
Franklin Street Properties Corp. (Class C Stock)	39,500	521,400
General Growth Properties, Inc.	119,000	2,364,530
GEO Group, Inc. (The)	16,600	563,570
Hospitality Properties Trust	28,800	756,864
Host Hotels & Resorts, Inc.	58,600	988,582
JAVELIN Mortgage Investment Corp.	24,200	340,978
Resource Capital Corp.	31,000	190,650
RLJ Lodging Trust	13,200	296,868
Select Income REIT	3,000	84,120
Simon Property Group, Inc.	7,400	1,168,608
Summit Hotel Properties, Inc.	11,600	109,620

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Western Asset Mortgage Capital Corp.	15,300	$267,138
Winthrop Realty Trust	24,600	295,938

		13,460,904

Real Estate Management & Development — 0.9%
CBRE Group, Inc. (Class A Stock)*	64,100	1,497,376
Howard Hughes Corp. (The)*	1,800	201,762
Jones Lang LaSalle, Inc.	26,400	2,406,096

		4,105,234

Road & Rail — 1.8%
CSX Corp.	88,300	2,047,677
Norfolk Southern Corp.	26,600	1,932,490
Saia, Inc.*	1,950	58,441
Union Pacific Corp.	26,700	4,119,276

		8,157,884

Semiconductors & Semiconductor Equipment — 3.1%
Cree, Inc.*	40,100	2,560,786
Inphi Corp.*	10,400	114,400
Intel Corp.	160,980	3,898,936
Kulicke & Soffa Industries, Inc.*	12,900	142,674
LSI Corp.*	312,400	2,230,536
Marvell Technology Group Ltd. (Bermuda)	126,500	1,481,315
Maxim Integrated Products, Inc.	16,400	455,592
PMC — Sierra, Inc.*	122,000	774,700
Silicon Image, Inc.*	18,800	109,980
Skyworks Solutions, Inc.*	91,400	2,000,746

		13,769,665

Software — 5.6%
Activision Blizzard, Inc.	50,600	721,556
AVG Technologies NV (Netherlands)*	9,000	175,050
CA, Inc.	101,800	2,914,534
CommVault Systems, Inc.*	20,200	1,532,978
Intuit, Inc.	42,100	2,569,363
Manhattan Associates, Inc.*	9,000	694,440
Microsoft Corp.	138,300	4,775,499
Oracle Corp.	180,400	5,541,888
Pegasystems, Inc.	17,500	579,600
Rovi Corp.*	53,900	1,231,076
SolarWinds, Inc.*	40,200	1,560,162
Solera Holdings, Inc.	16,800	934,920
SS&C Technologies Holdings, Inc.*	5,500	180,950
Symantec Corp.	80,100	1,799,847

		25,211,863

Specialty Retail — 4.3%
Chico’s FAS, Inc.	97,200	1,658,232
Express, Inc.*	65,100	1,365,147
Foot Locker, Inc.	47,000	1,651,110
Gap, Inc. (The)	72,500	3,025,425
Home Depot, Inc. (The)	26,100	2,021,967
PetSmart, Inc.	36,900	2,471,931
Ross Stores, Inc.	40,600	2,631,286
TJX Cos., Inc. (The)	71,600	3,584,296
Urban Outfitters, Inc.*	21,000	844,620

		19,254,014

Textiles, Apparel & Luxury Goods — 1.9%
Carter’s, Inc.	38,700	2,866,509

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Coach, Inc.	7,700	$439,593
Michael Kors Holdings Ltd. (British Virgin Islands)*	28,600	1,773,772
NIKE, Inc. (Class B Stock)	35,100	2,235,168
Ralph Lauren Corp.	6,600	1,146,684

		8,461,726

Tobacco — 0.8%
Altria Group, Inc.	53,800	1,882,462
Philip Morris International, Inc.	18,950	1,641,449

		3,523,911

Trading Companies & Distributors — 0.8%
DXP Enterprises, Inc.*	11,500	765,900
W.W. Grainger, Inc.	12,000	3,026,160

		3,792,060

Water Utilities — 0.4%
American Water Works Co., Inc.	40,600	1,673,938

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	11,900	293,335
United States Cellular Corp.	1,700	62,373

		355,708

TOTAL LONG-TERM INVESTMENTS (cost $498,117,898)		570,405,301

SHORT-TERM INVESTMENTS — 0.2%

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills (cost $759,924) 0.040%	09/19/13	$760	759,941

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $940)(w) (Note 4)		940	940

TOTAL SHORT-TERM INVESTMENTS (cost $760,864)			760,881

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 127.1% (cost $498,878,762)			571,166,182

SECURITIES SOLD SHORT — (29.4)%
COMMON STOCKS
Aerospace & Defense — (0.7)%
Aerovironment, Inc.*		20,600	(415,708)
DigitalGlobe, Inc.*		56,300	(1,745,863)
Rockwell Collins, Inc.		13,500	(856,035)

			(3,017,606)

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Air Freight & Logistics — (0.2)%
Atlas Air Worldwide Holdings, Inc.*	9,600	$(420,096)
UTi Worldwide, Inc. (British Virgin Islands)	34,800	(573,156)

		(993,252)

Auto Components — (0.4)%
American Axle & Manufacturing Holdings, Inc.*	62,500	(1,164,375)
Dorman Products, Inc.	12,400	(565,812)

		(1,730,187)

Beverages — (0.3)%
Monster Beverage Corp.*	21,200	(1,288,324)

Biotechnology — (1.8)%
Aegerion Pharmaceuticals, Inc.*	20,600	(1,304,804)
Ariad Pharmaceuticals, Inc.*	50,900	(890,241)
Array BioPharma, Inc.*	76,200	(345,948)
Exact Sciences Corp.*	36,800	(511,888)
Halozyme Therapeutics, Inc.*	61,000	(484,340)
NPS Pharmaceuticals, Inc.*	74,300	(1,121,930)
Onyx Pharmaceuticals, Inc.*	14,500	(1,258,890)
Theravance, Inc.*	52,000	(2,003,560)

		(7,921,601)

Building Products — (0.5)%
Owens Corning*	22,200	(867,576)
Quanex Building Products Corp.	38,000	(639,920)
Simpson Manufacturing Co., Inc.	5,000	(147,100)
Trex Co., Inc.*	8,600	(408,414)

		(2,063,010)

Chemicals — (1.1)%
Air Products & Chemicals, Inc.	5,000	(457,850)
Cabot Corp.	7,200	(269,424)
Flotek Industries, Inc.*	9,800	(175,812)
FMC Corp.	21,200	(1,294,472)
Intrepid Potash, Inc.	46,900	(893,445)
PolyOne Corp.	9,200	(227,976)
Scotts Miracle-Gro Co. (The) (Class A Stock)	8,600	(415,466)
Sigma-Aldrich Corp.	14,100	(1,133,076)

		(4,867,521)

Commercial Banks — (0.8)%
City National Corp.	28,800	(1,825,056)
Community Bank System, Inc.	3,500	(107,975)
Cullen/Frost Bankers, Inc.	27,800	(1,856,206)

		(3,789,237)

Commercial Services & Supplies — (0.7)%
Clean Harbors, Inc.*	8,900	(449,717)
Covanta Holding Corp.	76,800	(1,537,536)
Waste Connections, Inc.	28,500	(1,172,490)

		(3,159,743)

Communications Equipment — (0.7)%
Ciena Corp.*	64,000	(1,242,880)
Infinera Corp.*	87,400	(932,558)
InterDigital, Inc.	4,300	(191,995)

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment (continued)
Procera Networks, Inc.*	24,700	$(339,131)
Viasat, Inc.*	5,700	(407,322)

		(3,113,886)

Computers & Peripherals — (0.5)%
Diebold, Inc.	34,400	(1,158,936)
Stratasys Ltd. (Israel)*	11,000	(921,140)

		(2,080,076)

Construction & Engineering — (0.2)%
Chicago Bridge & Iron Co. NV (Netherlands)	8,700	(519,042)
Dycom Industries, Inc.*	7,300	(168,922)
Granite Construction, Inc.	4,700	(139,872)
Great Lakes Dredge & Dock Corp.	34,100	(266,662)

		(1,094,498)

Containers & Packaging — (0.5)%
Aptargroup, Inc.	3,400	(187,714)
Sealed Air Corp.	86,700	(2,076,465)

		(2,264,179)

Diversified Consumer Services — (0.3)%
Matthews International Corp. (Class A Stock)	16,500	(622,050)
Sotheby’s	25,100	(951,541)

		(1,573,591)

Diversified Telecommunication Services — (0.2)%
tw telecom, Inc.*	26,100	(734,454)

Electric Utilities — (0.4)%
Pepco Holdings, Inc.	89,600	(1,806,336)

Electronic Equipment, Instruments & Components — (0.9)%
FEI Co.	13,900	(1,014,561)
InvenSense, Inc.*	52,600	(808,988)
National Instruments Corp.	33,000	(922,020)
OSI Systems, Inc.*	18,400	(1,185,328)

		(3,930,897)

Energy Equipment & Services — (1.4)%
Basic Energy Services, Inc.*	33,200	(401,388)
Dril-Quip, Inc.*	2,800	(252,812)
FMC Technologies, Inc.*	44,000	(2,449,920)
Forum Energy Technologies, Inc.*	15,000	(456,450)
Gulfmark Offshore, Inc.	8,200	(369,738)
Hornbeck Offshore Services, Inc.*	21,700	(1,160,950)
McDermott International, Inc. (Panama)*	82,300	(673,214)
Tidewater, Inc.	11,400	(649,458)

		(6,413,930)

Food Products — (0.3)%
Annie’s, Inc.*	4,800	(205,152)
Hain Celestial Group, Inc. (The)*	15,600	(1,013,532)

		(1,218,684)

Gas Utilities
Piedmont Natural Gas Co., Inc.	6,000	(202,440)

Healthcare Equipment & Supplies — (0.8)%
Abaxis, Inc.	9,000	(427,590)
DexCom, Inc.*	21,000	(471,450)
Endologix, Inc.*	40,200	(533,856)

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Equipment & Supplies (continued)
HeartWare International, Inc.*	3,100	$(294,841)
Insulet Corp.*	19,800	(621,918)
Volcano Corp.*	64,000	(1,160,320)
Wright Medical Group, Inc.*	12,400	(325,004)

		(3,834,979)

Healthcare Providers & Services — (0.6)%
Acadia Healthcare Co., Inc.*	20,500	(677,935)
Air Methods Corp.	33,800	(1,145,144)
Catamaran Corp. (Canada)*	19,500	(950,040)

		(2,773,119)

Healthcare Technology — (0.3)%
athenahealth, Inc.*	12,300	(1,042,056)
Vocera Communications, Inc.*	17,600	(258,720)

		(1,300,776)

Hotels, Restaurants & Leisure — (0.6)%
Carnival Corp. (Panama)	4,300	(147,447)
Churchill Downs, Inc.	3,300	(260,205)
Hyatt Hotels Corp. (Class A Stock)*	13,700	(552,932)
Pinnacle Entertainment, Inc.*	37,500	(737,625)
Scientific Games Corp. (Class A Stock)*	25,700	(289,125)
SHFL Entertainment, Inc.*	11,900	(210,749)
Vail Resorts, Inc.	6,400	(393,728)

		(2,591,811)

Household Durables — (0.4)%
Lennar Corp. (Class A Stock)	20,700	(746,028)
M/I Homes, Inc.*	5,200	(119,392)
Tempur Sealy International, Inc.*	16,400	(719,960)
Toll Brothers, Inc.*	5,100	(166,413)

		(1,751,793)

Insurance — (0.3)%
Hartford Financial Services Group, Inc. (The)	10,900	(337,028)
Lincoln National Corp.	22,600	(824,222)

		(1,161,250)

Internet Software & Services — (0.5)%
Cornerstone OnDemand, Inc.*	15,400	(666,666)
Equinix, Inc.*	2,100	(387,912)
Facebook, Inc. (Class A Stock)*	13,800	(343,068)
Yelp, Inc.*	28,400	(987,468)

		(2,385,114)

IT Services — (0.6)%
Alliance Data Systems Corp.*	9,900	(1,792,197)
VeriFone Systems, Inc.*	59,000	(991,790)

		(2,783,987)

Machinery — (1.8)%
Actuant Corp. (Class A Stock)	45,400	(1,496,838)
Chart Industries, Inc.*	19,200	(1,806,528)
EnPro Industries, Inc.*	10,900	(553,284)
PACCAR, Inc.	35,700	(1,915,662)
Pentair Ltd. (Switzerland)	38,100	(2,197,989)

		(7,970,301)

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Media — (0.8)%
Cablevision Systems Corp. (Class A Stock)	145,100	$(2,440,582)
Liberty Global PLC (United Kingdom)*	5,400	(400,032)
Lions Gate Entertainment Corp.*	29,000	(796,630)
Sinclair Broadcast Group, Inc.	6,400	(188,032)

		(3,825,276)

Metals & Mining — (0.2)%
Stillwater Mining Co.*	64,800	(695,952)

Multi-Utilities — (0.3)%
MDU Resources Group, Inc.	10,800	(279,828)
NiSource, Inc.	42,900	(1,228,656)

		(1,508,484)

Oil, Gas & Consumable Fuels — (2.4)%
Alpha Natural Resources, Inc.*	139,400	(730,456)
Approach Resources, Inc.*	10,400	(255,528)
Carrizo Oil & Gas, Inc.*	40,800	(1,155,864)
Cheniere Energy, Inc.*	33,000	(916,080)
Comstock Resources, Inc.	47,900	(753,467)
Diamondback Energy, Inc.*	15,300	(509,796)
Gulfport Energy Corp.*	50,900	(2,395,863)
Laredo Petroleum Holdings, Inc.*	23,400	(481,104)
PDC Energy, Inc.*	36,200	(1,863,576)
Sanchez Energy Corp.*	17,700	(406,392)
Teekay Corp. (Marshall Islands)	17,900	(727,277)
Williams Cos., Inc. (The)	14,900	(483,803)

		(10,679,206)

Personal Products — (0.1)%
Elizabeth Arden, Inc.*	13,200	(594,924)

Pharmaceuticals — (0.1)%
Medicines Co. (The)*	7,500	(230,700)
Pacira Pharmaceuticals, Inc.*	13,900	(403,100)

		(633,800)

Professional Services — (0.3)%
Acacia Research Corp.	8,000	(178,800)
Advisory Board Co. (The)*	18,200	(994,630)
On Assignment, Inc.*	12,000	(320,640)

		(1,494,070)

Real Estate Investment Trusts — (0.8)%
Kilroy Realty Corp.	21,900	(1,160,919)
Pebblebrook Hotel Trust	4,700	(121,495)
Plum Creek Timber Co., Inc.	42,500	(1,983,475)
Retail Opportunity Investments Corp.	20,300	(282,170)

		(3,548,059)

Road & Rail — (0.4)%
Arkansas Best Corp.	30,200	(693,090)
Genesee & Wyoming, Inc. (Class A Stock)*	14,600	(1,238,664)

		(1,931,754)

Semiconductors & Semiconductor Equipment — (0.3)%
Atmel Corp.*	41,800	(307,230)
Cavium, Inc.*	17,800	(629,586)
Veeco Instruments, Inc.*	6,600	(233,772)

		(1,170,588)

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Software — (2.6)%
ACI Worldwide, Inc.*	4,700	$(218,456)
BroadSoft, Inc.*	16,100	(444,360)
Concur Technologies, Inc.*	31,600	(2,571,608)
Guidewire Software, Inc.*	9,000	(378,450)
Jive Software, Inc.*	21,800	(396,106)
NetSuite, Inc.*	24,000	(2,201,760)
QLIK Technologies, Inc.*	19,800	(559,746)
salesforce.com, Inc.*	34,400	(1,313,392)
ServiceNow, Inc.*	22,100	(892,619)
Sourcefire, Inc.*	28,400	(1,577,620)
Splunk, Inc.*	22,100	(1,024,556)
Synchronoss Technologies, Inc.*	8,300	(256,221)

		(11,834,894)

Specialty Retail — (1.5)%
Aeropostale, Inc.*	94,900	(1,309,620)
Conn’s, Inc.*	11,400	(590,064)
Five Below, Inc.*	37,100	(1,363,796)
Group 1 Automotive, Inc.	3,100	(199,423)
hhgregg, Inc.*	6,600	(105,402)
Mattress Firm Holding Corp.*	14,200	(572,260)
Monro Muffler Brake, Inc.	20,800	(999,440)
Sally Beauty Holdings, Inc.*	35,400	(1,100,940)
Stage Stores, Inc.	12,300	(289,050)
Zumiez, Inc.*	13,900	(399,625)

		(6,929,620)

Textiles, Apparel & Luxury Goods — (0.6)%
Jones Group, Inc. (The)	12,100	(166,375)
Quiksilver, Inc.*	198,500	(1,278,340)
Wolverine World Wide, Inc.	19,600	(1,070,356)

		(2,515,071)

Thrifts & Mortgage Finance — (0.6)%
People’s United Financial, Inc.	115,400	(1,719,460)
Radian Group, Inc.	70,700	(821,534)

		(2,540,994)

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors — (0.2)%
Beacon Roofing Supply, Inc.*	11,100	$(420,468)
Fastenal Co.	6,700	(307,195)

		(727,663)

Water Utilities
California Water Service Group	6,400	(124,864)

Wireless Telecommunication Services — (0.4)%
SBA Communications Corp. (Class A Stock)*	23,300	(1,726,996)

TOTAL SECURITIES SOLD SHORT (proceeds received $123,600,247)		(132,298,797)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 97.7% (cost $375,278,515)		438,867,385
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 2.3%		10,495,448

NET ASSETS — 100.0%		$449,362,833

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation
Long Positions:
113	S&P 500 E-Mini	Sep. 2013	$9,010,162	$9,036,045	$25,883
20	S&P Mid 400 E-Mini	Sep. 2013	2,285,198	2,315,800	30,602

					$56,485

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$570,405,301	$—	$—
U.S. Treasury Obligations	—	759,941	—
Affiliated Money Market Mutual Fund	940	—	—
Short Sales – Common Stocks	(132,298,797)	—	—
Other Financial Instruments*
Futures	56,485	—	—

Total	$438,163,929	$759,941	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Oil, Gas & Consumable Fuels	11.1%
Software	5.6
Pharmaceuticals	4.7
Insurance	4.5
Biotechnology	4.5
Computers & Peripherals	4.4
Specialty Retail	4.3
Media	3.9
Machinery	3.7
IT Services	3.4
Aerospace & Defense	3.2
Hotels, Restaurants & Leisure	3.2
Diversified Financial Services	3.1
Diversified Telecommunication Services	3.1
Semiconductors & Semiconductor Equipment	3.1
Healthcare Providers & Services	3.0
Commercial Banks	3.0
Real Estate Investment Trusts	3.0
Communications Equipment	3.0
Capital Markets	2.9
Healthcare Equipment & Supplies	2.9
Energy Equipment & Services	2.8
Chemicals	2.7
Food Products	2.7
Food & Staples Retailing	2.2
Beverages	2.2
Internet Software & Services	2.1
Textiles, Apparel & Luxury Goods	1.9
Industrial Conglomerates	1.8
Road & Rail	1.8
Household Durables	1.5
Metals & Mining	1.5
Electric Utilities	1.4
Electronic Equipment, Instruments & Components	1.4
Building Products	1.4
Multi-Utilities	1.3
Household Products	1.3
Consumer Finance	1.1
Multiline Retail	1.0
Leisure Equipment & Products	0.9
Real Estate Management & Development	0.9
Trading Companies & Distributors	0.8
Electrical Equipment	0.8
Tobacco	0.8
Air Freight & Logistics	0.7
Life Sciences Tools & Services	0.7
Airlines	0.7
Commercial Services & Supplies	0.6
Independent Power Producers & Energy Traders	0.6
Automobiles	0.6
Construction & Engineering	0.6
Water Utilities	0.4
Personal Products	0.4
Internet & Catalog Retail	0.3
Gas Utilities	0.2
Auto Components	0.2

Containers & Packaging	0.2%
U.S. Treasury Obligations	0.2
Professional Services	0.2
Healthcare Technology	0.2
Marine	0.1
Paper & Forest Products	0.1
Wireless Telecommunication Services	0.1
Diversified Consumer Services	0.1
Personal Products	(0.1)
Pharmaceuticals	(0.1)
Metals & Mining	(0.2)
Trading Companies & Distributors	(0.2)
Diversified Telecommunication Services	(0.2)
Air Freight & Logistics	(0.2)
Construction & Engineering	(0.2)
Insurance	(0.3)
Semiconductors & Semiconductor Equipment	(0.3)
Food Products	(0.3)
Beverages	(0.3)
Healthcare Technology	(0.3)
Professional Services	(0.3)
Multi-Utilities	(0.3)
Diversified Consumer Services	(0.3)
Wireless Telecommunication Services	(0.4)
Auto Components	(0.4)
Household Durables	(0.4)
Electric Utilities	(0.4)
Road & Rail	(0.4)
Building Products	(0.5)
Computers & Peripherals	(0.5)
Containers & Packaging	(0.5)
Internet Software & Services	(0.5)
Textiles, Apparel & Luxury Goods	(0.6)
Thrifts & Mortgage Finance	(0.6)
Hotels, Restaurants & Leisure	(0.6)
Healthcare Providers & Services	(0.6)
IT Services	(0.6)
Aerospace & Defense	(0.7)
Communications Equipment	(0.7)
Commercial Services & Supplies	(0.7)
Real Estate Investment Trusts	(0.8)
Commercial Banks	(0.8)
Media	(0.8)
Healthcare Equipment & Supplies	(0.8)
Electronic Equipment, Instruments & Components	(0.9)
Chemicals	(1.1)
Energy Equipment & Services	(1.4)
Specialty Retail	(1.5)
Biotechnology	(1.8)
Machinery	(1.8)
Oil, Gas & Consumable Fuels	(2.4)
Software	(2.6)

97.7
Other assets in excess of liabilities	2.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due to broker — variation margin	$56,485	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,414,346

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(7,139)

For the six months ended June 30, 2013, the Portfolio’s average value at trade date for futures long position was $11,584,397.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$—	$—	$—	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Securities sold short	(132,298,797)	—	—	(132,298,797)
Exchange-traded and cleared derivatives	(39,875)	—	—	(39,875)

				(132,338,672)

Collateral Amount Pledged/(Received):
Securities sold short	132,298,797
Exchange-traded and cleared derivatives	39,875

Net Amount	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $498,877,822)	$571,165,242
Affiliated investments (cost $940)	940
Deposit with broker	60,850
Receivable for investments sold	21,323,079
Dividends and interest receivable	869,625
Receivable for fund share sold	4,756
Prepaid expenses	289

Total Assets	593,424,781

LIABILITIES:
Securities sold short, at value (proceeds received $123,600,247)	132,298,797
Payable for investments purchased	10,327,756
Loan payable	1,045,000
Advisory fees payable	177,202
Accrued expenses and other liabilities	76,441
Dividends payable on securities sold short	65,736
Due to broker-variation margin	39,875
Payable for fund share repurchased	25,847
Distribution fee payable	4,877
Affiliated transfer agent fee payable	417

Total Liabilities	144,061,948

NET ASSETS	$449,362,833

Net assets were comprised of:
Paid-in capital	$405,399,216
Retained earnings	43,963,617

Net assets, June 30, 2013	$449,362,833

Net asset value and redemption price per share, $449,362,833 / 29,078,835 outstanding shares of beneficial interest	$15.45

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST QMA US EQUITY ALPHA PORTFOLIO (continued)

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $3,131 foreign withholding tax)	$5,465,738
Affiliated dividend income	9,098
Interest income	163

5,474,999

EXPENSES
Advisory fees	2,275,352
Dividends on securities sold short	583,880
Broker fees and expenses on short sales	569,671
Distribution fee	163,376
Shareholder servicing fees and expenses	66,391
Custodian and accounting fees	48,000
Audit fee	18,000
Legal fees and expenses	7,000
Trustees’ fees	6,000
Commitment fee on syndicated credit agreement	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Insurance expenses	2,000
Loan interest expense (Note 7)	126
Miscellaneous	6,657

Total expenses	3,757,453
Less: shareholder servicing fee waiver	(4,237)

Net expenses	3,753,216

NET INVESTMENT INCOME	1,721,783

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	38,370,787
Futures transactions	1,414,346
Short sales transactions	(14,495,515)

25,289,618

Net change in unrealized appreciation (depreciation) on:
Investments	35,943,809
Futures	(7,139)
Short sales	(4,995,612)

30,941,058

NET GAIN ON INVESTMENTS	56,230,676

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,952,459

STATEMENT OF CASH FLOWS

(Unaudited)

Six Months Ended June 30, 2013

INCREASE (DECREASE) IN CASH CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES:
Interest and dividends received	$5,198,658
Operating expenses paid	(2,599,463)
Dividends paid on securities sold short	(570,629)
Broker fees and expense on short sales	(569,671)
Purchases of long-term portfolio investments	(227,445,064)
Net proceeds from disposition of short-term portfolio Investments	12,255,181
Proceeds from disposition of long-term portfolio Investments	245,496,577
Net payments from cover of short sales	(9,692,311)
Net payment for futures transactions	1,796,159
Decrease in other assets	3,698

NET CASH PROVIDED FROM OPERATING ACTIVITIES	23,873,135

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	34,827,219
Payment of shares redeemed	(59,745,354)
Proceeds from borrowing	1,045,000

NET CASH USED IN FINANCING ACTIVITIES	(23,873,135)

Net change in cash	—
Cash at beginning of period	—

CASH AT END OF PERIOD	$—

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,721,783	$3,617,245
Net realized gain on investment transactions	25,289,618	27,466,280
Net change in unrealized appreciation (depreciation) on investments	30,941,058	25,386,778

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	57,952,459	56,470,303

DISTRIBUTIONS	—	(2,747,059)

FUND SHARE TRANSACTIONS:
Fund share sold [2,323,117 and 15,415,609 shares, respectively]	34,658,209	200,705,215
Fund share issued in reinvestment of distributions [0 and 221,716 shares, respectively]	—	2,747,059
Fund share repurchased [3,853,484 and 11,451,683 shares, respectively]	(59,579,724)	(146,087,467)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(24,921,515)	57,364,807

TOTAL INCREASE IN NET ASSETS	33,030,944	111,088,051
NET ASSETS:
Beginning of period	416,331,889	305,243,838

End of period	$449,362,833	$416,331,889

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS

LONG-TERM INVESTMENTS — 99.5%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio	111,060	$1,028,413
AST AQR Large-Cap Portfolio	3,202,165	32,245,801
AST BlackRock Value Portfolio*	375,628	4,083,071
AST ClearBridge Dividend Growth Portfolio	1,540,194	16,279,853
AST Federated Aggressive Growth Portfolio*	254,673	2,742,825
AST Goldman Sachs Large-Cap Value Portfolio*	203,038	4,127,769
AST Goldman Sachs Mid-Cap Growth Portfolio*	37,852	220,299
AST Goldman Sachs Small-Cap Value Portfolio*	150,749	2,115,011
AST High Yield Portfolio*	290,173	2,257,546
AST International Growth Portfolio*	1,583,668	18,766,468
AST International Value Portfolio*	1,207,379	18,823,041
AST Investment Grade Bond Portfolio*	927,814	5,863,782
AST Jennison Large-Cap Growth Portfolio*	.481,794	7,347,359
AST Jennison Large-Cap Value Portfolio*	431,597	6,214,992
AST Large-Cap Value Portfolio*	607,585	10,365,402
AST Lord Abbett Core Fixed-Income Portfolio*	659,944	7,391,377
AST Marsico Capital Growth Portfolio*	449,874	10,895,950
AST MFS Growth Portfolio*	890,188	11,056,131
AST MFS Large-Cap Value Portfolio	347,353	4,126,557
AST Mid-Cap Value Portfolio*	83,402	1,269,382
AST Money Market Portfolio*	255,032	255,032
AST Neuberger Berman Core Bond Portfolio*	240,365	2,461,335
AST Neuberger Berman Mid-Cap Growth Portfolio*	33,782	919,546
AST Parametric Emerging Markets Equity Portfolio*	197,181	1,640,546
AST PIMCO Limited Maturity Bond Portfolio*	149,830	1,559,735

June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS (continued)
AST PIMCO Total Return Bond Portfolio*	1,128,420	$13,721,592
AST Prudential Core Bond Portfolio*	1,590,281	16,602,537
AST QMA Emerging Markets Equity Portfolio	156,705	1,413,483
AST QMA Large-Cap Portfolio	3,192,752	32,119,081
AST Small-Cap Growth Portfolio*	161,854	4,206,597
AST Small-Cap Value Portfolio*	321,099	5,558,230
AST T. Rowe Price Equity Income Portfolio*	1,144,283	12,404,025
AST T. Rowe Price Large-Cap Growth Portfolio*	459,058	7,422,969
AST T. Rowe Price Natural Resources Portfolio*	15,558	308,666
AST Western Asset Core Plus Bond Portfolio*	844,920	8,846,311
AST Western Asset Emerging Markets Debt Portfolio	209,818	2,007,955

TOTAL AFFILIATED MUTUAL FUNDS (cost $267,519,288)(w)		278,668,669

SHORT-TERM INVESTMENT — 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,068,951)(w) (Note 4)	2,068,951	2,068,951

TOTAL INVESTMENTS — 100.2% (cost $269,588,239)		280,737,620
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(661,086)

NET ASSETS — 100.0%		$280,076,534

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quote prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$280,737,620	$—	$—

Total	$280,737,620	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST QUANTITATIVE MODELING PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Investment Type
Large/Mid-Cap Growth	40.9%
Core Bonds	20.2
Large/Mid-Cap Value	10.8
International Value	6.7
International Growth	6.7
Large/Mid-Cap Blend	5.8
Small-Cap Value	2.7
Small-Cap Growth	2.5

Emerging Markets	2.2%
Money Market	0.8
High Yield	0.8
Sector	0.1

100.2
Liabilities in excess of other assets	(0.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST QUANTITATIVE MODELING PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Affiliated investments (cost $269,588,239)	$280,737,620
Receivable for investments sold	5,097,855
Receivable for fund share sold	595,715
Dividends receivable	211
Prepaid expenses	149

Total Assets	286,431,550

LIABILITIES:
Payable for investments purchased	6,299,560
Accrued expenses and other liabilities	34,071
Advisory fees payable	20,964
Affiliated transfer agent fee payable	417
Payable for fund share repurchased	4

Total Liabilities	6,355,016

NET ASSETS	$280,076,534

Net assets were comprised of:
Paid-in capital	$250,058,240
Retained earnings	30,018,294

Net assets, June 30, 2013	$280,076,534

Net asset value and redemption price per share, $280,076,534 / 25,630,675 outstanding shares of beneficial interest	$10.93

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Affiliated dividend income	$1,614

1,614

EXPENSES
Advisory fees	310,907
Custodian and accounting fees	23,000
Audit fee	10,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Miscellaneous	4,364

Total expenses	368,271

NET INVESTMENT LOSS	(366,657)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions (including affiliated $15,954,772)	15,954,772
Net change in unrealized appreciation (depreciation) on investments (including affiliated $238,794)	238,794

NET GAIN ON INVESTMENTS	16,193,566

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,826,909

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(366,657)	$1,038,921
Net realized gain on investment transactions	15,954,772	4,440,360
Net change in unrealized appreciation (depreciation) on investments	238,794	10,467,530

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,826,909	15,946,811

DISTRIBUTIONS	—	(57,259)

FUND SHARE TRANSACTIONS:
Fund share sold [5,721,811 and 10,794,012 shares, respectively]	61,625,675	105,049,616
Fund share issued in reinvestment of distributions [0 and 6,124 shares, respectively]	—	57,259
Fund share repurchased [89,165 and 218,559 shares, respectively]	(968,414)	(2,143,333)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	60,657,261	102,963,542

TOTAL INCREASE IN NET ASSETS	76,484,170	118,853,094
NET ASSETS:
Beginning of period	203,592,364	84,739,270

End of period	$280,076,534	$203,592,364

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 103.1% ASSET-BACKED SECURITIES — 3.8%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
ACE Securities Corp Home Equity Loan Trust, Series 2003-NC1, Class M1	Caa1	1.363%	(c)	07/25/33	$2,113	$1,862,780
Ameriquest Morgage Securities, Inc., Series 2004-R2, Class A1A	Baa2	0.883%	(c)	04/25/34	2,122	1,991,683
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 144A	Aaa	3.150%		03/20/17	1,840	1,918,892
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 144A	Aaa	2.802%		05/20/18	1,850	1,907,663
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	Aaa	2.100%		03/20/19	1,400	1,387,057
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	Aaa	1.920%		09/20/19	1,600	1,562,762
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.900%	(c)	04/10/28	2,387	2,671,590
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	A3	0.763%	(c)	09/25/34	1,166	1,120,360
Bear Stearns Asset-Backed Securities Trust, Series 2007-SD1, Class 22A1	CC(d)	2.595%	(c)	10/25/36	288	183,317
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Caa2	1.198%	(c)	07/25/34	2,763	2,621,413
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Caa3	5.071%	(c)	04/25/35	3,541	3,051,654
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	CCC(d)	0.523%	(c)	07/25/36	1,358	958,399
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	A2	0.343%	(c)	11/15/36	257	215,347
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	A2	0.343%	(c)	11/15/36	491	407,925
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2, 144A	AA+(d)	1.543%	(c)	03/25/36	2,400	2,445,594
Fremont Home Loan Trust, Series 2003-B, Class M1	Ba1	1.243%	(c)	12/25/33	1,878	1,791,430
Greenpoint Manufactured Housing, Series 1999-2, Class A2	B3	2.959%	(c)	03/18/29	2,600	2,311,122
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	B3	7.270%		06/15/29	5,041	5,086,726
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	B3	3.591%	(c)	06/19/29	1,400	1,296,746
Greenpoint Manufactured Housing, Series 1999-4, Class A2	B3	3.699%	(c)	02/20/30	1,450	1,245,413
GSAA Home Equity Trust, Series 2007-4, Class A3A	Ca2	0.493%	(c)	03/25/37	3,229	1,900,002
GSAMP Trust, Series 2004-SEA2, Class A2B	Aaa	0.743%	(c)	03/25/34	450	448,306
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 144A	Aaa	5.290%		03/25/16	1,280	1,358,799
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 144A	Aaa	1.830%		08/25/19	2,250	2,162,140
KeyCorp Student Loan Trust, Series 2003-A, Class 1A2	Aaa	0.536%	(c)	10/25/32	4,116	4,033,489
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	A2	3.699%	(c)	02/20/32	1,925	1,712,503
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	Baa3	3.693%	(c)	03/13/32	2,900	2,525,366
Merrill Lynch Mortgage Investors, Inc., Series 2005-SD1, Class A2	AAA(d)	5.666%	(c)	05/25/46	3	3,436

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	B2	1.213%	(c)	10/25/33	$1,899	$1,722,653
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	Aaa	4.090%	(c)	03/22/32	6,700	6,067,406
Northstar Education Finance, Inc., Series 2007-1, Class A6	Aaa	0.381%	(c)	01/29/46	5,925	5,421,588
NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C	Baa1	1.253%	(c)	12/25/33	1,734	1,588,666
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class B1	A2	0.263%	(c)	07/25/42	10,000	8,941,220
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	A3	1.093%	(c)	10/25/34	1,565	1,417,245
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Caa1	0.433%	(c)	11/25/36	4,057	1,927,747
Saxon Asset Securities Trust, Series 2005-1, Class M1	Baa3	0.883%	(c)	05/25/35	4,958	4,537,877
SLM Student Loan Trust, Series 2006-5, Class A5	Aaa	0.386%	(c)	01/25/27	4,620	4,455,486
SLM Student Loan Trust, Series 2012-6, Class A3	Aaa	0.943%	(c)	05/26/26	1,700	1,681,229
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	B1	0.943%	(c)	01/25/35	2,383	2,134,282
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	Caa3	5.645%	(c)	10/25/36	307	264,620
South Carolina Student Loan Corp., Series 2010-1, Class A3	AA+(d)	1.326%	(c)	10/27/36	2,500	2,462,825

TOTAL ASSET-BACKED SECURITIES (cost $90,219,749)						92,804,758

BANK LOANS(c) — 1.9%
Advertising — 0.1%
Getty Images, Inc., Initial Term Loan	B1	4.750%		10/18/19	1,124	1,112,263
Visant Corp., Tranche Term Loan B	B1	5.250%		12/22/16	1,442	1,374,027

						2,486,290

Commercial Services — 0.2%
ARAMARK Corp., Term Loan B (Extending)	B1	3.776%		07/26/16	309	309,317
ARAMARK Corp., U.S. Term Loan (Non-Extending)	B1	2.237%		01/26/14	11	10,550
ARAMARK Corp., U.S. Term Loan (Non-Extending)	BB-(d)	2.237%		07/26/16	131	131,763
Language Line LLC, Tranche Term Loan B	B1	6.250%		06/20/16	1,487	1,467,978
ServiceMaster Co., Tranche Term Loan C	Ba3	4.250%		01/31/17	2,736	2,705,467

						4,625,075

Computer Services & Software
First Data Corp., 2018 Dollar Term Loan	B1	4.193%		03/24/18	1,009	982,141

Diversified Financial Services — 0.1%
Nielsen Finance LLC, Dollar Term Loan Class E	Ba2	2.943%		05/01/16	2,814	2,817,084

Diversified Manufacturing — 0.1%
Freedom Group, Inc., Term Loan B	Ba3	5.500%		04/19/19	1,416	1,417,247

Electronic Components & Equipment — 0.1%
Sensus USA, Inc., Term Loan (First Lien)	B1	4.750%		05/09/17	2,962	2,947,311

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

BANK LOANS(c) (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Food — 0.1%
Del Monte Foods Co., Initial Term Loan	B1	4.000%		03/08/18	$1,860	$1,850,294

Healthcare – Services — 0.1%
Emergency Medical Services Corp., Initial Term Loan	Ba3	4.000%		05/25/18	1,212	1,207,660

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc., Term Loan B-6	B3	5.443%	(c)	01/28/18	962	848,634
Landry’s, Inc., Term Loan	BB-(d)	4.750%		02/07/17	984	983,340
Las Vegas Sands LLC, Tranche Term Loan B (Extending)	Ba2	2.700%		11/23/16	1,684	1,678,094

						3,510,068

Media — 0.3%
Ancestry.com, Inc., Term Loan B-1	B1	5.250%		12/28/18	2,748	2,736,061
Cengage Learning Acquisitions, Inc., Tranche Term Loan B (Extended)	Caa2	5.700%		07/31/17	1,015	751,102
Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan	B2	4.500%		03/01/20	1,994	1,973,702
Virgin Media Investment Holdings Ltd., Term Loan	Ba3	3.750%		02/06/20	2,030	2,007,479

						7,468,344

Metals & Mining — 0.1%
Schaeffler AG, Facility C	NR	4.250%		01/27/17	1,500	1,499,532
Walter Energy, Inc., Term Loan B	Ba3	5.750%		04/01/18	1,401	1,374,439

						2,873,971

Oil, Gas & Consumable Fuels
EquiPower Resources Holdings LLC, Advanced Term Loan B (First Lien)	Ba3	5.500%		12/27/18	979	993,840

Pharmaceuticals — 0.1%
Capsugel Holdings U.S., Inc., Initial Term Loan	Ba3	4.250%		08/01/18	1,748	1,758,567

Retail & Merchandising — 0.4%
Dunkin’ Brands Group, Inc., Term Loan B-3	B2	3.750%		11/23/17	1,484	1,477,830
Gymboree Corp. (The), Term Loan	B2	5.000%		02/23/18	2,828	2,723,453
Neiman Marcus Group, Inc., Term Loan	B2	4.000%		05/16/18	2,885	2,871,478
Wendy’s International, Inc., Term Loan B	B1	3.250%		04/03/19	1,368	1,365,641

						8,438,402

Telecommunications — 0.1%
Intelsat Jackson Holdings SA, Tranche Term Loan B-1	Ba3	4.250%		04/03/18	1,985	1,986,215
Telesat Canada, Inc. (Canada), U.S. Term Loan B	Ba3	5.500%		03/08/19	1,489	1,485,959

						3,472,174

TOTAL BANK LOANS (cost $46,733,964)						46,848,468

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	AAA(d)	4.954%		01/14/29	1,000	1,073,582

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM	Aa1	5.421%	(c)	09/10/45	$967	$1,038,729
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4	Aaa	6.395%	(c)	02/10/51	4,350	4,984,591
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM	A2	5.905%	(c)	06/11/40	835	927,371
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AM	BBB-(d)	5.915%	(c)	06/11/50	770	857,862
CD Commercial Mortgage Trust, Series 2006-CD2, Class AM	Baa2	5.531%	(c)	01/15/46	500	534,749
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 144A	Aaa	3.369%		03/01/35	2,720	2,591,295
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX	A1	5.526%	(c)	04/15/47	1,225	1,346,315
Commercial Mortgage Pass-Through Certificates, Series 2007-C2, Class AM	A3	5.615%	(c)	01/15/49	2,759	2,930,886
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3	Aaa	2.822%		11/15/45	320	297,163
Commercial Mortgage Pass-Through Certificates, Series 2013-SFS, Class A2, 144A	Aaa	3.086%	(c)	04/12/35	1,650	1,528,603
Extended Stay America Trust, Series 2013-ESH7, Class A27, 144A	Aaa	2.958%		12/05/31	980	951,150
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	Aaa	1.210%	(c)	01/25/20	12,130	665,417
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	Aaa	1.394%	(c)	04/25/20	37,360	2,305,481
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	Aaa	1.827%	(c)	06/25/20	38,509	3,339,482
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	Aaa	1.666%	(c)	08/25/20	12,949	983,811
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	Aaa	1.838%	(c)	07/25/21	2,855	299,376
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	Aaa	1.736%	(c)	10/25/21	1,900	193,146
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class X1, IO	Aaa	1.600%	(c)	12/25/21	6,233	578,566
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	Aaa	1.026%	(c)	09/25/22	5,358	340,268
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	Aaa	1.716%	(c)	02/25/18	10,757	655,240
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	Aaa	2.252%	(c)	05/25/18	14,803	1,210,875
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM	Aa3	6.056%	(c)	07/10/38	1,549	1,692,516
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A, 144A	Aaa	3.551%		04/10/34	1,827	1,798,870
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	Aa3	5.336%		05/15/47	1,754	1,931,856
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM	A1	6.078%	(c)	02/12/51	1,240	1,392,152
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AMFX	A1	5.930%	(c)	02/12/51	300	332,946
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM	Aaa	5.440%		05/15/45	1,310	1,429,329
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM	BBB-(d)	6.425%	(c)	09/15/45	1,050	1,178,728

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	A1	5.204%	(c)	12/12/49	$1,215	$1,307,417
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	Aaa	2.081%	(c)	08/15/45	8,554	879,760
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS	Aaa	3.476%		11/15/45	800	765,242
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4	Aaa	2.918%		02/15/46	1,120	1,041,863
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS	Aaa	3.214%		02/15/46	1,192	1,102,335
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS	Aaa	3.456%		05/15/46	1,490	1,396,592
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4	BBB-(d)	6.090%	(c)	06/11/49	460	517,411
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 144A	AAA(d)	3.317%		12/10/45	1,500	1,411,353
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM	Baa1	5.383%		12/15/43	1,000	1,054,184
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	Aaa	5.678%		05/15/46	2,000	2,243,588
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	Aaa	1.755%	(c)	06/15/45	17,942	1,815,251

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $53,562,527)						52,925,351

CORPORATE BONDS — 34.0%
Advertising — 0.1%
WPP Finance UK (United Kingdom), Gtd. Notes	Baa2	8.000%		09/15/14	2,270	2,449,809

Aerospace/Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	4.875%		02/15/20	2,400	2,739,552
Raytheon Co., Sr. Unsec’d. Notes	A3	3.125%		10/15/20	1,330	1,338,318
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%		06/01/42	1,230	1,212,907

						5,290,777

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	Baa1	2.850%		08/09/22	2,550	2,357,926
Altria Group, Inc., Gtd. Notes	Baa1	4.750%		05/05/21	1,770	1,895,599
Altria Group, Inc., Gtd. Notes	Baa1	9.250%		08/06/19	4,420	5,853,830
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		06/23/19	2,470	3,026,689
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.500%		08/22/22	2,010	1,855,696
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.900%		11/15/21	3,330	3,233,653
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.500%		03/20/42	1,830	1,707,815
Reynolds American, Inc., Gtd. Notes	Baa2	3.250%		11/01/22	1,220	1,134,108
Reynolds American, Inc., Sr. Sec’d. Notes	Baa2	7.625%		06/01/16	660	769,481

						21,834,797

Airlines — 0.3%
Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, Pass-Through Certificates	Baa1	6.821%		02/10/24	2,924	3,305,929
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass-Through Certificates	Baa1	7.750%		06/17/21	1,395	1,621,546
UAL 2009-2A Pass-Through Trust, Series 09-2, Pass-Through Certificates	Baa3	9.750%		07/15/18	1,117	1,284,138

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Airlines (continued)
United Airlines, Inc., Sr. Sec’d. Notes, 144A	Ba2	6.750%		09/15/15	$1,480	$1,520,700

						7,732,313

Automobiles — 0.4%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.300%		07/31/15	350	350,770
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.625%		09/15/16	4,920	5,049,578
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750%		01/15/43	3,650	3,210,507

						8,610,855

Banks — 4.4%
ANZ National International Ltd. (New Zealand), Bank Gtd. Notes, 144A	Aa3	1.850%		10/15/15	1,810	1,837,207
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	3.875%		03/22/17	1,080	1,131,120
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.650%		05/01/18	2,530	2,810,784
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22(a)	1,500	1,665,068
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.750%		12/01/17	490	544,574
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.500%		08/01/16	40	45,098
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%		06/01/19	4,750	5,708,431
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.000%		05/13/21	3,450	3,678,607
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.850%		01/22/15	1,610	1,682,836
BBVA US Sr. SAU (Spain), Bank Gtd. Notes	Baa3	3.250%		05/16/14	3,210	3,238,807
BBVA US Sr. SAU (Spain), Bank Gtd. Notes	Baa3	4.664%		10/09/15	6,140	6,324,955
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	A2	2.375%		09/14/17	3,480	3,445,200
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes	Aa2	1.250%		09/18/15	5,050	5,079,795
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aa2	3.750%		10/15/14	2,380	2,472,106
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A	Baa1	11.000%	(c)	12/29/49	3,985	5,110,763
Credit Agricole SA (France), Jr. Sub. Notes, 144A	Ba2	8.375%	(c)	10/29/49(a)	4,500	4,764,375
Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	A2	2.625%		01/21/14	1,780	1,795,486
Intesa Sanpaolo SpA (Italy), Sr. Notes, 144A	Baa2	3.625%		08/12/15	1,430	1,433,213
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125%		01/15/16	1,000	983,258
Intesa Sanpaolo SpA (Italy), Unsec’d. Notes	Baa2	3.875%		01/16/18	900	864,190
M&T Bank Corp., Jr. Sub. Notes, 144A	Baa3	6.875%		12/29/49	6,230	6,483,137
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	Aa2	1.600%		08/07/15	1,530	1,550,822
Nordea Bank AB (Sweden), Sub. Notes, 144A	Baa1	4.250%		09/21/22(a)	800	789,260
Nordea Bank AB (Sweden), Sub. Notes, 144A	Baa1	4.875%		05/13/21	4,250	4,361,350
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	Ba3	7.648%	(c)	08/29/49	420	384,300
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%		09/18/15	280	284,693
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba3	4.700%		07/03/18	470	456,097
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba3	5.000%		10/01/14	1,760	1,799,516
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba2	6.100%		06/10/23(a)	3,160	2,997,933
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Baa2	3.724%		01/20/15	1,990	2,008,626

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Baa2	3.781%		10/07/15	2,400	$2,446,286
State Street Corp., Jr. Sub. Debs.	A3	4.956%		03/15/18	7,030	7,745,260
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.100%		01/14/16	730	760,296
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.150%		07/22/15	2,010	2,093,731
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	2.250%		01/28/14	731	738,034
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	3.875%		01/15/15	756	787,902
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	4.875%		08/04/20	250	276,051
Wachovia Capital Trust III, Ltd. Gtd. Notes	Baa3	5.570%	(c)	03/29/49(a)	6,530	6,407,563
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%		02/01/18	920	1,059,623
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	1.500%		01/16/18(a)	1,420	1,384,963
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	3.676%		06/15/16(a)	2,470	2,638,992
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	4.600%		04/01/21	540	588,444
Wells Fargo & Co., Sub. Notes	A3	3.450%		02/13/23(a)	2,320	2,215,681
Wells Fargo & Co., Series l, Sr. Unsec’d. Notes, MTN	A2	3.750%		10/01/14	300	310,812
Wells Fargo Capital X, Ltd. Gtd. Notes	Baa1	5.950%		12/01/86	1,400	1,379,000

						106,564,245

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%		07/15/22	4,580	4,275,879
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.375%		01/15/20	3,620	4,173,400
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	4.828%		07/15/20	3,330	3,761,062
Diageo Investment Corp., Gtd. Notes	A3	2.875%		05/11/22	2,020	1,950,229
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	Baa1	1.400%		10/01/17	1,160	1,127,058
Molson Coors Brewing Co., Gtd. Notes	Baa2	3.500%		05/01/22	330	323,879
PepsiCo, Inc., Sr. Unsec’d. Notes	A1	0.700%		08/13/15	3,790	3,789,034
PepsiCo, Inc., Sr. Unsec’d. Notes	A1	7.900%		11/01/18	592	758,248
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	4.450%		01/15/22	4,880	4,970,797

						25,129,586

Cable Television — 0.6%
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.125%		02/15/21	995	975,632
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.000%		02/01/20	830	866,421
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%		09/01/41	260	228,483
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.875%		11/15/40	3,290	3,013,811
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.300%		07/01/38	2,000	2,173,618
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%		04/01/19	2,990	3,599,942
Time Warner, Inc., Gtd. Notes	Baa2	4.700%		01/15/21	1,390	1,487,414
Time Warner, Inc., Gtd. Notes	Baa2	4.750%		03/29/21	710	763,780
Time Warner, Inc., Gtd. Notes	Baa2	6.250%		03/29/41	790	871,678
Time Warner, Inc., Gtd. Notes	Baa2	7.700%		05/01/32	450	572,141

						14,552,920

Chemicals — 0.1%
Eagle Spinco, Inc., Gtd. Notes, 144A	Ba3	4.625%		02/15/21	620	595,200
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%		12/08/21	910	960,703
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa2	5.000%		04/15/19	580	631,096

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa2	5.750%		04/15/24	$780	$857,739

						3,044,738

Computer Services & Software — 0.5%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	2.400%		05/03/23	6,210	5,759,551
First Data Corp., Sr. Sec’d. Notes, 144A	B1	6.750%		11/01/20(a)	750	763,125
First Data Corp., Sr. Sec’d. Notes, 144A	B1	7.375%		06/15/19	1,497	1,538,168
Oracle Corp., Sr. Unsec’d. Notes	A1	1.200%		10/15/17	3,960	3,846,035

						11,906,879

Construction & Engineering
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%		01/31/18	670	690,100

Consumer Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	6.875%		02/15/21(a)	1,545	1,622,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.125%		04/15/19	3,365	3,554,281

						5,176,531

Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	Ba3	4.875%		11/15/22	700	654,500
Ball Corp., Gtd. Notes	Ba1	4.000%		11/15/23	680	629,000
Ball Corp., Gtd. Notes	Ba1	5.000%		03/15/22	3,290	3,273,550
Rock-Tenn Co., Gtd. Notes	Ba1	3.500%		03/01/20	690	675,180
Rock-Tenn Co., Gtd. Notes	Ba1	4.000%		03/01/23	940	905,726

						6,137,956

Diversified Financial Services — 7.2%
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20(a)	6,410	7,387,525
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	910	840,218
American Express Co., Sub. Notes	Baa2	6.800%	(c)	09/01/66	3,580	3,821,650
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.125%		08/25/14	2,120	2,221,925
American Honda Finance Corp., Unsec’d. Notes, 144A	A1	1.000%		08/11/15	3,560	3,565,760
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	6.400%		10/02/17	3,210	3,702,558
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	4.700%		10/27/19	1,360	1,536,100
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.450%		04/15/18	880	1,015,084
Citigroup, Inc., Jr. Sub. Notes	B1	5.350%	(c)	04/29/49(a)	1,760	1,650,000
Citigroup, Inc., Jr. Sub. Notes	B1	5.900%	(c)	12/29/49(a)	1,000	990,000
Citigroup, Inc., Jr. Sub. Notes	B1	5.950%	(c)	12/29/49(a)	1,520	1,512,552
Citigroup, Inc., Notes, MTN	Baa2	5.500%		10/15/14	1,820	1,914,245
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	5.375%		08/09/20	752	831,561
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.000%		12/13/13	4,170	4,266,869
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.010%		01/15/15	6,670	7,123,060
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%		03/05/38	5,920	7,178,781
Citigroup, Inc., Sub. Notes	Baa3	4.050%		07/30/22(a)	2,170	2,085,600
Citigroup, Inc., Sub. Notes	Baa3	5.000%		09/15/14	2,330	2,421,399
Countrywide Financial Corp., Sub. Notes	Baa3	6.250%		05/15/16	340	370,764
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	5.750%		02/01/21	900	974,633

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	5.875%		08/02/21	$620	$675,955
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.125%		01/15/20	2,800	3,372,804
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	12.000%		05/15/15	2,420	2,853,608
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	1.625%		07/02/15(a)	1,610	1,628,819
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	5.900%		05/13/14	1,360	1,424,219
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.375%		09/16/20	2,540	2,688,895
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%		01/07/21(a)	9,100	9,722,513
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.875%		01/10/39	7,530	9,279,980
General Electric Capital Corp., Sub. Notes	A2	5.300%		02/11/21(a)	420	460,728
General Motors Financial Co., Inc., Sr. Unsec’d. Notes, 144A	Ba3	2.750%		05/15/16	750	737,813
General Motors Financial Co., Inc., Sr. Unsec’d. Notes, 144A	Ba3	3.250%		05/15/18	560	544,600
General Motors Financial Co., Inc., Sr. Unsec’d. Notes, 144A	Ba3	4.250%		05/15/23	660	614,625
Goldman Sachs Capital II, Ltd. Gtd. Notes	Ba2	4.000%	(c)	06/01/43	3,030	2,408,850
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	2.375%		01/22/18	4,340	4,261,151
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		10/15/13	780	789,624
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	980	1,048,501
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%		06/15/20	2,780	3,123,672
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.250%		02/01/41(a)	7,630	8,629,408
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%		03/15/20	10	10,851
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	6.000%		05/01/14	1,020	1,062,436
HSBC Finance Corp., Sub. Notes	Baa2	6.676%		01/15/21	4,620	5,107,636
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	Baa1	2.125%		10/02/17	980	947,445
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500%		09/01/14	1,930	2,007,200
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750%		09/01/16	5,630	6,080,400
John Deere Capital Corp., Sr. Notes	A2	1.700%		01/15/20	610	576,915
John Deere Capital Corp., Sr. Unsec’d. Notes	A2	5.350%		04/03/18	1,000	1,147,496
John Deere Capital Corp., Unsec’d. Notes	A2	2.250%		04/17/19	140	139,827
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%		09/23/22	1,500	1,424,103
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%		10/15/20	90	93,549
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%		08/15/21	630	656,298
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%		07/22/20	1,730	1,809,108
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%		01/24/22	1,140	1,193,719
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	A2	1.100%		10/15/15	5,560	5,526,073
JPMorgan Chase & Co., Sub. Notes	A3	3.375%		05/01/23(a)	4,780	4,450,945
JPMorgan Chase & Co., Sub. Notes	A3	6.125%		06/27/17	2,260	2,549,307
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	6.875%		04/25/18	4,150	4,776,330
Merrill Lynch & Co., Inc., Sub. Notes	Baa3	6.050%		05/16/16(a)	320	346,498

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley, Notes, MTN	Baa1	6.625%	04/01/18	$3,390	$3,842,412
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	4.750%	03/22/17	530	562,148
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	B2	6.500%	07/01/21	580	556,800
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.875%	09/10/15	3,760	3,797,799
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,920	2,078,400
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	1.250%	10/05/17	4,130	4,010,366
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625%	07/01/20	1,710	1,769,850
Vesey Street Investment Trust I, Gtd. Notes	A3	4.404%	09/01/16	1,550	1,650,586
Wachovia Bank NA, Sub. Notes	A1	6.000%	11/15/17	4,670	5,329,002

					173,179,548

Diversified Manufacturing — 0.4%
Eaton Corp., Gtd. Notes, 144A	Baa1	1.500%	11/02/17	1,510	1,465,781
Eaton Corp., Gtd. Notes, 144A	Baa1	2.750%	11/02/22	5,650	5,285,682
Eaton Corp., Gtd. Notes, 144A	Baa1	4.150%	11/02/42	1,540	1,381,683
General Electric Co., Sr. Unsec’d. Notes	Aa3	0.850%	10/09/15	1,970	1,968,136

					10,101,282

Electric — 1.7%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	06/01/20(a)	4,540	5,175,600
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21	1,121	1,196,668
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	07/31/20	898	974,330
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	01/15/23	310	333,250
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/38	980	1,276,651
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	8.875%	01/15/19	820	1,071,114
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes	B2	10.000%	12/01/20	5,043	5,522,085
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	2.750%	03/15/18	1,070	1,041,685
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/15/23(a)	4,670	4,338,967
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%	11/15/31	6,540	6,897,058
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%	05/01/31	3,000	3,210,000
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/37	1,660	1,971,209
Mirant Mid Atlantic Pass-Through Trust C, Pass-Through Certificates	Ba2	10.060%	12/30/28	1,403	1,557,312
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	5.800%	03/01/37	2,640	2,995,748
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	8.250%	10/15/18	930	1,199,326
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.400%	01/15/21	1,620	1,720,404
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	12/01/39	1,620	1,813,185

					42,294,592

Electronic Components & Equipment — 0.1%
National Semiconductor Corp., Sr. Unsec’d. Notes	A1	6.600%	06/15/17	320	375,999
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21(a)	1,530	1,500,552

					1,876,551

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	Baa3	4.600%	03/01/21(a)	1,900	2,039,538

Food — 0.5%
Hawk Acquisition Sub, Inc., Sec’d. Notes, 144A	B1	4.250%	10/15/20(a)	1,690	1,616,063

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Food (continued)
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	3.500%	06/06/22	$2,630	$2,604,431
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	2,977	3,357,982
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	2,703	3,031,831
Safeway, Inc., Sr. Unsec’d. Notes	Baa3	4.750%	12/01/21(a)	410	417,722
Safeway, Inc., Sr. Unsec’d. Notes	Baa3	6.350%	08/15/17	1,210	1,383,849

					12,411,878

Healthcare – Services — 0.6%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%	07/15/17	1,323	1,445,378
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%	02/15/20	2,100	2,271,938
Humana, Inc., Sr. Unsec’d. Notes	Baa3	3.150%	12/01/22	1,830	1,698,295
Medtronic, Inc., Sr. Unsec’d. Notes	A2	3.125%	03/15/22	350	342,063
Medtronic, Inc., Sr. Unsec’d. Notes	A2	4.450%	03/15/20	1,550	1,687,575
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	1,890	2,256,628
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A		4.500%	04/01/21(a)	1,550	1,445,375
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	1.625%	03/15/19	1,230	1,188,902
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.375%	11/15/21	770	767,574
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	11/15/17	45	51,591
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	02/15/18(a)	1,570	1,843,872
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.875%	02/15/38	250	312,335

					15,311,526

Home Builders — 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	5.250%	04/15/21	1,550	1,472,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20	670	721,925

					2,194,425

Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp., Gtd. Notes	B3	9.000%	07/01/20	1,180	1,196,225
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec’d. Notes	B1	7.625%	01/15/16	1,050	1,107,750

					2,303,975

Insurance — 0.5%
American International Group, Inc., Jr. Sub. Notes	Baa2	6.250%	03/15/87	870	888,487
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.750%	11/30/13	420	425,182
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.200%	02/11/15	290	301,638
ING US, Inc., Gtd. Notes, 144A	Baa3	2.900%	02/15/18	540	542,717
MetLife, Inc., Jr. Sub. Notes	Baa2	6.400%	12/15/66	1,090	1,114,525
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21(a)	1,750	1,907,173
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.875%	02/06/41	1,220	1,403,522
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	1.250%	09/10/15	830	831,387
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.125%	05/15/22	2,020	1,915,449
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.700%	08/15/21	940	947,790
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	7.000%	02/15/19	2,190	2,629,248

					12,907,118

Investment Companies — 0.1%
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	Aaa	2.375%	01/23/23	2,770	2,460,627

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.250%	09/30/22	$630	$598,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	6.625%	01/31/22	1,840	1,918,200
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%	04/30/20(a)	1,750	1,911,875
Comcast Cable Communications Holdings, Inc., Gtd. Notes	A3	9.455%	11/15/22	80	113,203
Comcast Corp., Gtd. Notes	A3	5.650%	06/15/35	310	343,844
Comcast Corp., Gtd. Notes	A3	5.700%	05/15/18	2,160	2,517,603
Comcast Corp., Gtd. Notes	A3	6.500%	01/15/15	2,690	2,922,238
Comcast Corp., Gtd. Notes	A3	6.500%	01/15/17	1,710	1,986,305
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.450%	12/15/14	448	478,023
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750%	11/15/21	960	1,034,400
DISH DBS Corp., Gtd. Notes	Ba3	7.750%	05/31/15	170	184,025
DISH DBS Corp., Gtd. Notes	Ba3	7.875%	09/01/19	3,015	3,376,800
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19(a)	2,840	2,764,050
News America, Inc., Gtd. Notes	Baa1	4.500%	02/15/21	590	632,054
UBM PLC (United Kingdom), Notes, 144A	Baa3	5.750%	11/03/20	1,850	1,875,413
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	5.125%	05/15/23(a)	1,200	1,134,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	6.750%	09/15/22(a)	910	955,500

					24,746,033

Metals & Mining — 3.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	5.000%	02/25/17	1,190	1,204,875
Arch Coal, Inc., Gtd. Notes	B3	7.000%	06/15/19(a)	4,130	3,438,225
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa2	3.850%	04/01/22	1,230	1,034,948
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.950%	04/01/19	2,170	2,301,841
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	4.100%	05/01/23(a)	3,780	3,158,024
Barrick North America Finance LLC, Gtd. Notes	Baa2	4.400%	05/30/21	1,710	1,528,848
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	3.250%	11/21/21	1,150	1,124,471
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	6.500%	04/01/19	4,540	5,435,338
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes	Baa3	3.950%	01/15/18(a)	1,840	1,757,951
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes	Baa3	4.800%	10/01/20(a)	1,390	1,252,940
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	10/01/40(a)	1,350	1,116,578
CONSOL Energy, Inc., Gtd. Notes	B1	8.250%	04/01/20(a)	2,520	2,639,700
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.000%	04/01/17(a)	2,340	2,275,650
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375%	02/01/16(a)	520	519,350
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	8.250%	11/01/19	250	257,500
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	3,400	3,088,414
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A	Baa3	2.375%	03/15/18	820	779,882
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A	Baa3	3.100%	03/15/20	2,450	2,264,569
Peabody Energy Corp., Gtd. Notes	Ba1	6.500%	09/15/20	2,400	2,406,000
Peabody Energy Corp., Gtd. Notes	Ba1	7.875%	11/01/26	330	333,300
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	510	503,648

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Metals & Mining (continued)
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	4.125%	05/20/21	$380	$386,302
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	6.500%	07/15/18	1,740	2,058,942
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	9.000%	05/01/19	4,560	5,923,860
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	5.250%	11/08/42	6,540	5,366,587
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.625%	03/15/20	3,090	3,290,850
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	4.375%	01/11/22	9,287	8,821,118
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	4,540	4,596,696
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes	Ba3	8.750%	01/15/14	200	204,500
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes	Ba3	9.500%	07/18/18	900	983,250
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Ba3	8.750%	01/15/14(a)	1,420	1,451,950
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.050%	10/23/15	2,660	2,660,841
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.700%	10/25/17(a)	3,430	3,326,349
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.800%	11/15/16	840	916,318

					78,409,615

Oil, Gas & Consumable Fuels — 4.1%
Anadarko Finance Co. (Canada), Gtd. Notes	Baa3	7.500%	05/01/31	2,410	3,004,533
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,920	2,207,962
Apache Corp., Sr. Unsec’d. Notes	A3	3.250%	04/15/22	930	916,100
Apache Corp., Sr. Unsec’d. Notes	A3	4.750%	04/15/43	1,170	1,109,761
Apache Corp., Sr. Unsec’d. Notes	A3	5.100%	09/01/40	2,490	2,505,535
Atwood Oceanics, Inc., Sr. Unsec’d. Notes	Ba3	6.500%	02/01/20	860	892,250
Baker Hughes, Inc., Sr. Unsec’d. Notes	A2	7.500%	11/15/18	2,750	3,462,800
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	6,190	6,469,584
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	410	397,891
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.561%	11/01/21	370	371,121
Chesapeake Energy Corp., Gtd. Notes	Ba3	5.375%	06/15/21	1,860	1,850,700
Chesapeake Energy Corp., Gtd. Notes	Ba3	5.750%	03/15/23(a)	210	212,625
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.125%	02/15/21(a)	280	294,000
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.427%	06/24/20	370	367,891
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23	1,100	1,094,666
Cie Generale de Geophysique—Veritas (France), Gtd. Notes	Ba3	9.500%	05/15/16(a)	4,000	4,175,000
Concho Resources, Inc., Gtd. Notes	Ba3	5.500%	10/01/22	160	158,400
Concho Resources, Inc., Gtd. Notes	Ba3	5.500%	04/01/23(a)	350	344,750
Concho Resources, Inc., Gtd. Notes	Ba3	6.500%	01/15/22	1,812	1,916,190
ConocoPhillips, Gtd. Notes	A1	6.000%	01/15/20	570	678,274
Continental Resources, Inc., Gtd. Notes	Ba2	5.000%	09/15/22	340	345,950
Continental Resources, Inc., Gtd. Notes, 144A	Ba2	4.500%	04/15/23	790	768,275
Denbury Resources, Inc., Gtd. Notes	B1	4.625%	07/15/23	700	645,750
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	3.250%	05/15/22(a)	440	426,166
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	5.600%	07/15/41	90	93,260
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.950%	04/15/32	2,210	2,892,541
Devon Financing Corp. LLC, Gtd. Notes	Baa1	7.875%	09/30/31	20	25,897
Hess Corp., Sr. Unsec’d. Notes	Baa2	8.125%	02/15/19	4,610	5,778,552

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Kerr-McGee Corp., Gtd. Notes	Baa3	7.875%	09/15/31	$4,300	$5,368,881
Key Energy Services, Inc., Gtd. Notes	B1	6.750%	03/01/21	2,780	2,668,800
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22(a)	380	374,861
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.000%	02/01/17	850	957,323
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.850%	02/15/20	790	940,533
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	8.250%	03/01/19	4,460	5,616,786
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	2.700%	02/15/23	1,750	1,615,038
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	3.125%	02/15/22	2,540	2,460,729
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%	06/15/35	6,070	6,373,500
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	3.875%	01/27/16	2,090	2,150,246
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21(a)	8,850	8,891,542
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.750%	01/20/20	2,501	2,601,985
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	6.125%	10/06/16	970	1,060,397
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	05/01/23(a)	420	409,500
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%	03/01/21	590	635,725
Range Resources Corp., Gtd. Notes	Ba3	5.000%	08/15/22	1,340	1,309,850
Range Resources Corp., Gtd. Notes	Ba3	5.000%	03/15/23	1,470	1,436,925
SESI LLC, Gtd. Notes	Ba2	7.125%	12/15/21(a)	690	745,200
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.375%	03/25/20	3,740	4,157,388
Sinopec Group Overseas Development 2012 Ltd. (British Virgin Islands), Gtd. Notes, 144A	Aa3	2.750%	05/17/17	1,880	1,890,109
Statoil ASA (Norway), Gtd. Notes	Aa2	3.125%	08/17/17	1,300	1,371,696
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	5.050%	12/15/16	210	228,359
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	6.375%	12/15/21	990	1,112,724
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	6.000%	01/15/22(a)	220	222,200

					98,006,721

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	Baa3	4.750%	01/11/22	2,025	2,011,224

Pharmaceuticals — 1.1%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	1.750%	11/06/17	4,340	4,251,972
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	2.900%	11/06/22	2,650	2,478,124
Express Scripts Holding Co., Gtd. Notes	Baa3	3.500%	11/15/16	7,340	7,791,674
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	2.850%	05/08/22	2,480	2,380,473
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	1,870	2,283,285
Pfizer, Inc., Sr. Unsec’d. Notes	A1	6.200%	03/15/19	4,030	4,859,555
Wyeth LLC, Gtd. Notes	A1	5.450%	04/01/17	620	703,435
Wyeth LLC, Gtd. Notes	A1	5.950%	04/01/37	850	997,316
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.250%	02/01/23	560	532,066

					26,277,900

Pipelines — 1.4%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	Ba3	4.875%	05/15/23	2,440	2,263,100
El Paso LLC, Sr. Sec’d. Notes, MTN	Ba2	7.750%	01/15/32	5,820	6,183,337
Energy Transfer Equity LP, Sr. Sec’d. Notes	Ba2	7.500%	10/15/20	840	917,700

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Pipelines (continued)
Enterprise Products Operating LLC, Gtd. Notes	Baa1	3.350%		03/15/23	$1,370	$1,318,356
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.950%		02/01/41	320	348,627
Enterprise Products Operating LLC, Gtd. Notes	Baa1	6.125%		10/15/39	510	567,161
Enterprise Products Operating LLC, Gtd. Notes	Baa1	6.500%		01/31/19	4,610	5,499,698
Enterprise Products Operating LLC, Gtd. Notes	Baa2	8.375%	(c)	08/01/66	3,400	3,791,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	4.500%		07/15/23	100	91,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	5.500%		02/15/23	1,420	1,398,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.250%		06/15/22	454	467,620
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	6.500%		07/15/21(a)	2,319	2,423,355
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes, 144A	B1	4.500%		11/01/23	470	425,350
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes	Baa3	8.000%		03/01/32	2,550	3,382,351
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.500%		01/15/31	1,231	1,402,438
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21	1,373	1,657,433
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.750%		03/15/32	410	520,078
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	5.250%		03/15/20	720	773,786

						33,431,590

Retail & Merchandising — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	2.750%		12/01/22	6,090	5,689,863
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%		06/01/17	1,043	1,198,212
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.036%		12/10/28	1,271	1,433,369
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%		01/10/30	795	935,810
Michaels Stores, Inc., Gtd. Notes	B3	7.750%		11/01/18	710	759,700
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.800%		02/15/18	540	632,582
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.200%		04/15/38	340	417,200

						11,066,736

Telecommunications — 2.1%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.000%		03/30/20	4,200	4,507,818
AT&T, Inc., Sr. Unsec’d. Notes	A3	2.500%		08/15/15	3,460	3,565,309
AT&T, Inc., Sr. Unsec’d. Notes	A3	2.625%		12/01/22	1,760	1,610,990
AT&T, Inc., Sr. Unsec’d. Notes	A3	4.450%		05/15/21	860	926,258
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.500%		02/01/18(a)	5,240	5,993,281
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.550%		08/15/41	400	416,482
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.300%		01/15/38	3,540	3,935,652
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.950%		01/15/18	1,250	1,438,788
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%		11/15/18	2,080	2,701,498
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.750%		03/23/16	2,870	3,190,484
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%		10/15/20	2,260	2,373,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	B3	5.500%		08/01/23	190	178,600
Lynx I Corp., Sr. Sec’d. Notes, 144A	Ba3	5.375%		04/15/21	280	281,400
Softbank Corp. (Japan), Sr. Unsec’d. Notes, 144A	Baa3	4.500%		04/15/20	2,830	2,727,413
Sprint Capital Corp., Gtd. Notes	B3	8.750%		03/15/32	60	66,000

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#			Value (Note 2)
Telecommunications (continued)
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	7.000%		08/15/20(a)	$		5,420	$5,691,000
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	5.134%		04/27/20			2,170	2,224,465
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	5.462%		02/16/21			490	505,163
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	6.221%		07/03/17			180	196,291
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	6.421%		06/20/16			110	120,777
tw telecom holdings, Inc., Gtd. Notes	B1	5.375%		10/01/22			850	843,625
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	2.450%		11/01/22(a)			1,150	1,042,703
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	3.500%		11/01/21			1,155	1,160,090
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	3.850%		11/01/42(a)			2,430	2,016,273
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%		04/01/21			1,910	2,070,471
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.350%		04/01/19			530	628,778
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	8.750%		11/01/18			924	1,204,286

								51,616,895

Tobacco — 0.1%
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%		02/11/18			1,670	1,641,583

Transportation
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Baa3	6.125%		06/15/21			293	328,207

TOTAL CORPORATE BONDS (cost $810,661,978)								823,739,070

FOREIGN GOVERNMENT BONDS — 2.8%
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%		01/01/14		BRL	4,477	2,012,265
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%		01/01/21		BRL	3,902	1,655,644
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	Baa2	10.000%		01/01/17		BRL	43,522	18,989,647
Mexican Bonos (Mexico), Bonds	Baa1	6.500%		06/09/22		MXN	380,653	30,878,094
Mexican Bonos (Mexico), Bonds	Baa1	8.000%		06/11/20		MXN	139,072	12,244,061
Mexican Bonos (Mexico), Bonds	Baa1	10.000%		12/05/24		MXN	15,130	1,574,368

TOTAL FOREIGN GOVERNMENT BONDS (cost $74,766,870)								67,354,079

MUNICIPAL BOND — 0.2%
Ohio
Student Loan Funding LLC, Revenue Bonds (cost $4,924,580)	Aaa	0.123%	(c)	09/01/47			5,300	5,132,234

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 16.5%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	Caa3	2.665%	(c)	07/25/35			575	512,300
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	Caa3	2.775%	(c)	09/25/35			641	503,937
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	Baa1	0.533%	(c)	02/25/45			3,792	3,481,612

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Funding Corp., Series 2005-F, Class 2A1	Caa3	3.132%	(c)	09/20/35	$102	$73,936
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	Baa3	3.137%	(c)	09/25/33	528	521,518
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	Caa1	1.093%	(c)	01/25/36	2,256	1,963,963
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	CC(d)	3.110%	(c)	09/25/35	328	298,394
BCAP LLC Trust, Series 2006-AA1, Class A1	Ca2	0.383%	(c)	10/25/36	3,917	2,718,137
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	CCC(d)	2.674%	(c)	10/25/35	141	138,063
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	Caa3	2.903%	(c)	02/25/36	747	563,762
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	Caa2	5.533%	(c)	02/25/36	365	319,258
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	D(d)	2.771%	(c)	10/25/36	851	683,239
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	Baa1	0.933%	(c)	11/25/34	180	175,026
Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A3	Ba1	1.293%	(c)	10/25/33	546	495,428
Chevy Chase Mortgage Funding Corp., Series 2004-3A, Class A2, 144A	Ba2	0.493%	(c)	08/25/35	474	410,635
Chevy Chase Mortgage Funding Corp., Series 2004-4A, Class A2, 144A	B1	0.483%	(c)	10/25/35	442	375,740
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 144A	B3	0.393%	(c)	01/25/36	709	588,289
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A2, 144A	B3	0.423%	(c)	07/25/36	838	703,372
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	CCC(d)	2.795%	(c)	10/25/35	558	452,409
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	NR	2.430%	(c)	02/25/36	3,121	3,135,691
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	Caa1	2.890%	(c)	11/20/34	262	238,863
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	Caa2	0.483%	(c)	04/25/35	5,979	5,056,012
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A10	Caa2	48.477%	(c)	08/25/35	232	466,362
Fannie Mae, Series 409, Class C1, IO	Aaa	3.000%		11/25/26	6,346	674,299
Fannie Mae, Series 409, Class C2, IO	Aaa	3.000%		04/25/27	6,197	735,386
Fannie Mae, Series 409, Class C13, IO	Aaa	3.500%		11/25/41	4,166	521,396
Fannie Mae, Series 409, Class C22, IO	Aaa	4.500%		11/25/39	6,481	742,566
Fannie Mae REMICS, Series 2004-38, Class FK	Aaa	0.543%	(c)	05/25/34	1,637	1,637,954
Fannie Mae REMICS, Series 2006-104, Class IC, IO	Aaa	6.407%	(c)	11/25/36	2,759	602,584
Fannie Mae REMICS, Series 2010-27, Class AS, IO	Aaa	6.287%	(c)	04/25/40	5,137	843,894
Fannie Mae REMICS, Series 2010-100, Class CS, IO	Aaa	6.457%	(c)	09/25/40	5,003	804,545
Fannie Mae REMICS, Series 2010-110, Class AE	Aaa	9.750%		11/25/18	4,150	4,736,586
Fannie Mae REMICS, Series 2010-118, Class YB, IO	Aaa	6.307%	(c)	10/25/40	4,220	480,847
Fannie Mae REMICS, Series 2010-123, Class PM	Aaa	4.000%		07/25/40	7,300	7,743,344
Fannie Mae REMICS, Series 2010-142, Class SM, IO	Aaa	6.337%	(c)	12/25/40	1,584	158,148

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Fannie Mae REMICS, Series 2010-150, Class SK, IO	Aaa	6.337%	(c)	01/25/41	$4,497	$617,012
Fannie Mae REMICS, Series 2010-150, Class SN, IO	Aaa	6.337%	(c)	01/25/41	5,065	835,027
Fannie Mae REMICS, Series 2011-14, Class GD	Aaa	4.000%		04/25/40	58,533	60,567,589
Fannie Mae REMICS, Series 2011-15, Class AB	Aaa	9.750%		08/25/19	1,415	1,616,872
Fannie Mae REMICS, Series 2011-63, Class SW, IO	Aaa	6.487%	(c)	07/25/41	867	103,492
Fannie Mae REMICS, Series 2011-87, Class SJ, IO	Aaa	5.757%	(c)	09/25/41	9,745	1,592,755
Fannie Mae REMICS, Series 2011-99, Class KS, IO	Aaa	6.507%	(c)	10/25/26	4,781	841,466
Fannie Mae REMICS, Series 2011-117, Class LS, IO	Aaa	6.407%	(c)	10/25/40	2,582	602,908
Fannie Mae REMICS, Series 2012-17, Class WS, IO	Aaa	6.357%	(c)	07/25/39	854	182,999
Fannie Mae REMICS, Series 2012-28, Class B	Aaa	6.500%		06/25/39	1,358	1,514,772
Fannie Mae REMICS, Series 2012-35, Class SQ, IO	Aaa	6.407%	(c)	04/25/42	3,844	748,729
Fannie Mae REMICS, Series 2012-46, Class BA	Aaa	6.000%		05/25/42	5,985	6,617,654
Fannie Mae REMICS, Series 2012-51, Class B	Aaa	7.000%		05/25/42	2,265	2,540,876
Fannie Mae REMICS, Series 2012-63, Class AS, IO	Aaa	6.307%	(c)	06/25/42	3,054	574,423
Fannie Mae REMICS, Series 2012-63, Class DS, IO	Aaa	6.357%	(c)	03/25/39	4,142	894,180
Fannie Mae REMICS, Series 2012-66, Class SA, IO	Aaa	5.807%	(c)	06/25/42	5,747	1,033,555
Fannie Mae REMICS, Series 2012-70, Class YS, IO	Aaa	6.457%	(c)	02/25/41	551	120,712
Fannie Mae REMICS, Series 2012-74, Class AI, IO	Aaa	3.000%		07/25/27	3,884	496,573
Fannie Mae REMICS, Series 2012-74, Class OA, PO	Aaa	1.436%	(s)	03/25/42	383	354,548
Fannie Mae REMICS, Series 2012-74, Class SA, IO	Aaa	6.457%	(c)	03/25/42	4,400	769,028
Fannie Mae REMICS, Series 2012-75, Class AO, PO	Aaa	1.431%	(s)	03/25/42	574	531,970
Fannie Mae REMICS, Series 2012-75, Class NS, IO	Aaa	6.407%	(c)	07/25/42	172	40,224
Fannie Mae REMICS, Series 2012-83, Class YS, IO	Aaa	5.207%	(c)	08/25/42	2,227	333,547
Fannie Mae REMICS, Series 2012-89, Class AS, IO	Aaa	5.857%	(c)	05/25/39	190	35,983
Fannie Mae REMICS, Series 2012-93, Class IB, IO	Aaa	3.000%		09/25/27	9,148	1,186,878
Fannie Mae REMICS, Series 2012-98, Class SA, IO	Aaa	5.857%	(c)	05/25/39	2,093	434,614
Fannie Mae REMICS, Series 2012-111, Class SB, IO	Aaa	6.407%	(c)	10/25/42	2,804	714,284
Fannie Mae REMICS, Series 2012-124, Class SE, IO	Aaa	5.957%	(c)	11/25/42	2,997	651,103
Fannie Mae REMICS, Series 2012-128, Class SL, IO	Aaa	5.957%	(c)	11/25/42	1,366	354,210
Fannie Mae REMICS, Series 2012-128, Class SQ, IO	Aaa	5.957%	(c)	11/25/42	2,138	540,000
Fannie Mae REMICS, Series 2012-133, Class CS, IO	Aaa	5.957%	(c)	12/25/42	1,341	357,970

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Fannie Mae REMICS, Series 2012-133, Class GS, IO	Aaa	5.957%	(c)	12/25/42	$1,845	$467,051
Fannie Mae REMICS, Series 2012-133, Class SA, IO	Aaa	5.957%	(c)	12/25/42	686	174,780
Fannie Mae REMICS, Series 2012-134, Class MS, IO	Aaa	5.957%	(c)	12/25/42	1,853	454,643
Fannie Mae REMICS, Series 2012-134, Class SC, IO	Aaa	5.957%	(c)	12/25/42	2,820	663,225
Fannie Mae REMICS, Series 2012-134, Class SK, IO	Aaa	5.957%	(c)	12/25/42	1,558	363,367
Fannie Mae REMICS, Series 2012-139, Class DI, IO	Aaa	3.000%		12/25/27	4,303	536,087
Fannie Mae REMICS, Series 2012-148, Class LS, IO	Aaa	6.007%	(c)	01/25/43	9,659	1,627,758
Fannie Mae REMICS, Series 2013-9, Class BC	Aaa	6.500%		07/25/42	6,300	6,974,247
Fannie Mae REMICS, Series 2013-9, Class CB	Aaa	5.500%		04/25/42	11,600	12,712,213
Fannie Mae REMICS, Series 2013-9, Class SA, IO	Aaa	5.957%	(c)	03/25/42	18,555	2,746,912
Fannie Mae REMICS, Series 2013-9, Class SG, IO	Aaa	6.007%	(c)	03/25/39	1,282	304,001
Fannie Mae REMICS, Series 2013-19, Class SK, IO	Aaa	5.957%	(c)	03/25/43	1,480	373,060
Fannie Mae REMICS, Series 2013-26, Class HI, IO	Aaa	3.000%		04/25/32	5,522	665,706
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	B+(d)	4.713%	(c)	02/25/35	194	191,474
Freddie Mac Reference REMICS, Series R007, Class ZA	Aaa	6.000%		05/15/36	8,557	9,295,087
Freddie Mac REMICS, Series 2808, Class FT	Aaa	0.543%	(c)	04/15/33	630	629,919
Freddie Mac REMICS, Series 2957, Class ZA	Aaa	5.000%		03/15/35	7,064	7,619,597
Freddie Mac REMICS, Series 3242, Class SC, IO	Aaa	6.098%	(c)	11/15/36	1,424	214,193
Freddie Mac REMICS, Series 3368, Class AI, IO	Aaa	5.838%	(c)	09/15/37	2,470	328,250
Freddie Mac REMICS, Series 3621, Class SB, IO	Aaa	6.038%	(c)	01/15/40	784	103,473
Freddie Mac REMICS, Series 3639, Class EY	Aaa	5.000%		02/15/30	3,100	3,402,563
Freddie Mac REMICS, Series 3768, Class MB	Aaa	4.000%		12/15/39	10,732	11,379,647
Freddie Mac REMICS, Series 3806, Class CZ	Aaa	5.500%		07/15/34	9,930	11,080,037
Freddie Mac REMICS, Series 3947, Class SG, IO	Aaa	5.758%	(c)	10/15/41	12,542	3,134,697
Freddie Mac REMICS, Series 3997, Class SK, IO	Aaa	6.408%	(c)	11/15/41	1,779	395,462
Freddie Mac REMICS, Series 4054, Class SA, IO	Aaa	5.858%	(c)	08/15/39	3,373	484,472
Freddie Mac REMICS, Series 4057, Class BS, IO	Aaa	5.858%	(c)	09/15/39	1,291	272,976
Freddie Mac REMICS, Series 4057, Class SA, IO	Aaa	5.858%	(c)	04/15/39	6,292	1,286,155
Freddie Mac REMICS, Series 4063, Class S, IO	Aaa	5.758%	(c)	06/15/42	833	210,102
Freddie Mac REMICS, Series 4068, Class DS, IO	Aaa	5.808%	(c)	06/15/42	5,818	1,316,097
Freddie Mac REMICS, Series 4068, Class TS, IO	Aaa	5.808%	(c)	06/15/42	3,143	745,300
Freddie Mac REMICS, Series 4073, Class SB, IO	Aaa	5.808%	(c)	07/15/42	5,302	1,255,889
Freddie Mac REMICS, Series 4076, Class SW, IO	Aaa	5.858%	(c)	07/15/42	473	116,643
Freddie Mac REMICS, Series 4092, Class AI, IO	Aaa	3.000%		09/15/31	1,073	136,023

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Freddie Mac REMICS, Series 4097, Class ES, IO	Aaa	5.908%	(c)	08/15/42	$3,600	$836,674
Freddie Mac REMICS, Series 4097, Class SG, IO	Aaa	5.958%	(c)	08/15/32	5,187	1,212,388
Freddie Mac REMICS, Series 4097, Class ST, IO	Aaa	5.858%	(c)	08/15/42	853	195,560
Freddie Mac REMICS, Series 4102, Class MS, IO	Aaa	6.408%	(c)	09/15/42	4,291	1,079,362
Freddie Mac REMICS, Series 4114, Class SC, IO	Aaa	5.908%	(c)	10/15/42	2,655	734,514
Freddie Mac REMICS, Series 4116, Class AS, IO	Aaa	5.958%	(c)	10/15/42	1,904	477,256
Freddie Mac REMICS, Series 4119, Class IN, IO	Aaa	3.500%		10/15/32	1,752	314,432
Freddie Mac REMICS, Series 4136, Class SE, IO	Aaa	5.958%	(c)	11/15/42	677	164,769
Freddie Mac REMICS, Series 4136, Class SG, IO	Aaa	5.958%	(c)	11/15/42	3,128	760,729
Freddie Mac REMICS, Series 4136, Class SJ, IO	Aaa	5.958%	(c)	11/15/42	685	179,983
Freddie Mac REMICS, Series 4136, Class SQ, IO	Aaa	5.958%	(c)	11/15/42	1,066	271,147
Freddie Mac REMICS, Series 4147, Class CS, IO	Aaa	5.908%	(c)	12/15/42	1,961	519,302
Freddie Mac REMICS, Series 4150, Class SP, IO	Aaa	5.958%	(c)	01/15/43	3,224	730,682
Freddie Mac REMICS, Series 4174, Class SA, IO	Aaa	6.008%	(c)	05/15/39	7,806	1,701,172
Freddie Mac REMICS, Series 4199, Class CS, IO	Aaa	5.958%	(c)	05/15/43	3,788	1,008,972
Freddie Mac REMICS, Series 4199, Class SB, IO	Aaa	6.008%	(c)	05/15/40	2,688	647,745
Government National Mortgage Assoc., Series 2009-106, Class SC, IO	Aaa	6.158%	(c)	11/20/39	1,826	281,749
Government National Mortgage Assoc., Series 2009-106, Class SU, IO	Aaa	6.008%	(c)	05/20/37	5,514	773,484
Government National Mortgage Assoc., Series 2010-3, Class MS, IO	Aaa	6.358%	(c)	11/20/38	1,849	253,903
Government National Mortgage Assoc., Series 2010-14, Class SH, IO	Aaa	5.808%	(c)	02/16/40	1,603	323,106
Government National Mortgage Assoc., Series 2010-20, Class SC, IO	Aaa	5.958%	(c)	02/20/40	5,857	993,020
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	Aaa	6.308%	(c)	03/20/39	1,600	268,227
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	Aaa	6.288%	(c)	04/20/40	691	138,713
Government National Mortgage Assoc., Series 2010-47, Class XN, IO	Aaa	6.358%	(c)	04/16/34	839	44,673
Government National Mortgage Assoc., Series 2010-50, Class QS, IO	Aaa	6.358%	(c)	12/20/38	2,572	433,797
Government National Mortgage Assoc., Series 2010-57, Class QS, IO	Aaa	6.308%	(c)	05/20/40	1,203	222,467
Government National Mortgage Assoc., Series 2010-60, Class S, IO	Aaa	6.308%	(c)	05/20/40	3,526	553,109
Government National Mortgage Assoc., Series 2010-76, Class SH, IO	Aaa	6.308%	(c)	05/20/40	413	86,297
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	Aaa	6.458%	(c)	01/20/40	1,291	273,503
Government National Mortgage Assoc., Series 2010-93, Class PS, IO	Aaa	6.508%	(c)	06/20/35	1,051	90,222
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	Aaa	5.000%		11/20/36	3,847	305,654

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc., Series 2010-113, Class BS, IO	Aaa	5.808%	(c)	09/20/40	$3,439	$550,653
Government National Mortgage Assoc., Series 2010-121, Class SE, IO	Aaa	5.808%	(c)	09/20/40	3,029	500,821
Government National Mortgage Assoc., Series 2010-157, Class SP, IO	Aaa	4.058%	(c)	12/20/40	1,159	130,821
Government National Mortgage Assoc., Series 2010-167, Class US, IO	Aaa	6.438%	(c)	11/20/38	1,255	153,015
Government National Mortgage Assoc., Series 2010-H02, Class FA	Aaa	0.873%	(c)	02/20/60	7,840	7,872,786
Government National Mortgage Assoc., Series 2010-H10, Class FC	Aaa	1.193%	(c)	05/20/60	8,162	8,306,121
Government National Mortgage Assoc., Series 2010-H11, Class FA	Aaa	1.193%	(c)	06/20/60	8,934	9,114,804
Government National Mortgage Assoc., Series 2010-H20, Class AF	Aaa	0.528%	(c)	10/20/60	16,366	16,203,704
Government National Mortgage Assoc., Series 2010-H24, Class FA	Aaa	0.548%	(c)	10/20/60	14,662	14,526,568
Government National Mortgage Assoc., Series 2010-H26, Class LF	Aaa	0.548%	(c)	08/20/58	884	878,365
Government National Mortgage Assoc., Series 2011-32, Class S, IO	Aaa	5.808%	(c)	03/16/41	633	66,819
Government National Mortgage Assoc., Series 2011-40, Class SA, IO	Aaa	5.938%	(c)	02/16/36	4,544	649,644
Government National Mortgage Assoc., Series 2011-70, Class BS, IO	Aaa	6.508%	(c)	12/16/36	2,759	381,312
Government National Mortgage Assoc., Series 2011-135, Class D	Aaa	5.000%		04/16/40	1,200	1,325,545
Government National Mortgage Assoc., Series 2011-146, Class YS, IO	Aaa	6.458%	(c)	11/16/41	636	128,440
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	Aaa	3.500%		02/20/38	4,374	688,897
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	Aaa	5.908%	(c)	08/16/42	3,363	783,078
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	Caa3	0.393%	(c)	10/25/45	299	212,003
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	C2	0.443%	(c)	04/25/36	2,418	2,887,306
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Ca2	0.423%	(c)	04/25/36	323	192,938
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	Baa3	0.593%	(c)	06/25/34	3,687	3,311,331
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	B1	0.543%	(c)	03/25/35	1,789	1,520,589
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	D(d)	5.500%		11/25/35	976	922,726
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	CC(d)	2.648%	(c)	07/25/35	800	697,130
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	Ba2	3.025%	(c)	01/19/35	497	469,940
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A	Caa3	0.542%	(c)	01/19/35	132	93,220
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	Caa3	0.572%	(c)	01/19/35	401	252,641
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aa2	0.643%	(c)	07/25/34	978	961,708
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	Aaa	0.743%	(c)	01/25/35	3,234	3,167,942

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Impac Sec’d. Assets Trust, Series 2007-2, Class 2A	Baa2	0.443%	(c)	04/25/37	$5,026	$4,530,559
Impac Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.543%	(c)	08/25/36	321	302,456
Indymac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	Caa2	0.393%	(c)	10/25/36	1,739	1,417,905
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	B-(d)	3.094%	(c)	08/25/35	1,400	1,265,748
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	CCC(d)	6.500%		01/25/36	3,809	3,600,486
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	A1	2.672%	(c)	04/21/34	2,133	2,158,931
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	B-(d)	0.643%	(c)	09/25/34	1,246	1,123,033
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A	Caa2	2.590%	(c)	02/25/36	193	175,778
MLCC Mortgage Investors, Inc., Series 2006-1, Class 2A1	B2	2.253%	(c)	02/25/36	638	591,997
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	Ba3	2.752%	(c)	07/25/34	1,386	1,349,678
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	Ba2	2.803%	(c)	11/25/34	3,373	3,313,969
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	Caa2	0.893%	(c)	12/25/35	3,581	2,665,581
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Caa3	2.803%	(c)	03/25/36	3,987	2,921,225
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1, 144A	Baa3	6.500%		02/25/35	3,275	3,423,659
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	Ca2	2.764%	(c)	06/25/36	1,603	1,022,478
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Caa2	7.000%		04/25/35	4,362	3,875,141
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Caa3	0.643%	(c)	01/25/37	1,875	1,267,682
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	AAA(d)	3.335%	(c)	12/26/35	1,468	1,487,077
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 144A	B1	0.593%	(c)	09/25/35	419	364,399
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Ca2	0.553%	(c)	01/25/37	520	318,459
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A7	Caa2	8.000%		05/25/32	199	195,522
Residential Asset Securitization Trust, Series 2007-A7, Class A3	D(d)	6.000%		07/25/37	3,155	2,482,881
SACO I, Inc., Series 2007-VA1, Class A, 144A	CCC(d)	9.120%	(c)	06/25/21	2,051	2,076,334
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Ba1	0.563%	(c)	07/25/34	424	402,064
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	Ba3	0.493%	(c)	09/25/34	696	586,608
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	Caa2	2.460%	(c)	06/25/35	139	132,452
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Caa2	5.386%	(c)	10/25/35	3,749	3,242,734
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1	D(d)	5.136%	(c)	05/25/36	452	366,834
Structured Asset Securities Corp., Series 2005-16, Class 1A2	Caa1	5.500%		09/25/35	894	891,019

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	B3	0.543%	(c)	03/25/35	$4,054	$3,287,341
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	B2	6.098%	(c)	09/25/37	2,196	2,268,439
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	CC(d)	2.940%	(c)	08/20/35	163	138,820
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	Ba2	2.469%	(c)	02/25/33	1,458	1,421,696
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	A1	2.429%	(c)	09/25/33	518	518,082
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR11, Class A6	A2	2.464%	(c)	10/25/33	5,044	5,021,625
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	Ba1	0.513%	(c)	08/25/45	7,070	6,352,137
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	Ca2	0.683%	(c)	10/25/45	6,647	5,140,743
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	D(d)	2.553%	(c)	02/25/37	1,005	828,005
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	CCC(d)	2.563%	(c)	03/25/37	886	810,068
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	CCC(d)	2.406%	(c)	09/25/36	663	547,361
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	Caa3	0.979%	(c)	07/25/47	22,176	18,924,286
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1	CCC(d)	5.592%	(c)	04/25/36	240	228,108

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $386,676,387)						398,891,432

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.7%
Federal Home Loan Mortgage Corp.		2.480%	(c)	07/01/36	1,806	1,897,771
Federal Home Loan Mortgage Corp.		3.500%		11/01/42-04/01/43	4,860	4,928,150
Federal Home Loan Mortgage Corp.		4.000%		10/01/25-07/01/43	31,614	33,141,771
Federal Home Loan Mortgage Corp.		5.000%		03/01/38	2,127	2,267,674
Federal Home Loan Mortgage Corp.		5.500%		12/01/38	5,991	6,448,644
Federal Home Loan Mortgage Corp.		6.500%		09/01/39	1,231	1,387,317
Federal Home Loan Mortgage Corp.		7.000%		04/01/43	1,573	1,798,979
Federal National Mortgage Assoc.		1.967%	(c)	05/01/37	167	175,921
Federal National Mortgage Assoc.		2.088%	(c)	01/01/37	158	166,595
Federal National Mortgage Assoc.		2.500%		01/01/28-10/01/42	7,675	7,524,027
Federal National Mortgage Assoc.		2.500%		TBA	51,500	51,797,732
Federal National Mortgage Assoc.		2.667%	(c)	08/01/37	160	170,719
Federal National Mortgage Assoc.		2.795%	(s)	10/09/19	25,050	21,042,000
Federal National Mortgage Assoc.		3.000%		09/01/42-02/01/43	28,641	27,935,931
Federal National Mortgage Assoc.		3.000%		TBA	54,000	52,759,685
Federal National Mortgage Assoc.		3.500%		12/01/42-05/01/43	42,063	42,261,421
Federal National Mortgage Assoc.		3.500%		TBA	87,000	88,318,589
Federal National Mortgage Assoc.		4.000%		11/01/41-07/01/43	49,077	51,353,086
Federal National Mortgage Assoc.		4.000%		TBA	26,100	27,189,879
Federal National Mortgage Assoc.		4.500%		04/01/31-10/01/41	29,255	31,141,085
Federal National Mortgage Assoc.		4.500%		TBA	28,800	30,474,000
Federal National Mortgage Assoc.		5.000%		07/01/33-05/01/42	21,001	22,999,445
Federal National Mortgage Assoc.		5.500%		11/01/28-05/01/40	9,459	10,288,336
Federal National Mortgage Assoc.		6.000%		04/01/33-09/01/37	4,229	4,611,001
Federal National Mortgage Assoc.		6.625%		11/15/30	13,100	17,777,041
Federal National Mortgage Assoc.		7.000%		04/01/37-02/01/39	11,100	12,757,316

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Financing Corp. FICO, Series 1P, PO	1.728%	(s)	05/11/18	$1,670	$1,535,782
Financing Corp. FICO, Series 6P, PO	1.791%	(s)	08/03/18	3,590	3,278,112
Financing Corp. FICO, Series 8P, PO	1.651%	(s)	08/03/18	680	625,325
Financing Corp. FICO, Series 11P, PO	1.550%	(s)	02/08/18	440	409,771
Financing Corp. FICO, Series 12P, PO	1.983%	(s)	12/06/18	3,500	3,143,767
Financing Corp. FICO, Series 13P, PO	1.835%	(s)	12/27/18	7,929	7,171,305
Financing Corp. FICO, Series 15P, PO	1.943%	(s)	03/07/19	2,900	2,597,791
Financing Corp. FICO, Series 19P, PO	2.067%	(s)	06/06/19	210	185,859
Financing Corp. FICO, Series B-P, PO	1.698%	(s)	04/06/18	1,340	1,236,125
Financing Corp. FICO, Series D-P, PO	2.217%	(s)	09/26/19	5,580	4,862,339
Financing Corp. FICO, Series E-P, PO	1.731%	(s)	11/02/18	5,800	5,289,525
Government National Mortgage Assoc.	1.936%	(c)	11/20/60	6,295	6,567,110
Government National Mortgage Assoc.	1.939%	(c)	07/20/60	4,890	5,111,235
Government National Mortgage Assoc.	1.958%	(c)	09/20/60	6,267	6,572,740
Government National Mortgage Assoc.	2.604%	(c)	04/20/60	8,671	9,264,646
Government National Mortgage Assoc.	3.000%		TBA	8,700	8,600,766
Government National Mortgage Assoc.	3.500%		TBA	12,900	13,232,577
Government National Mortgage Assoc.	3.500%		TBA	19,600	20,114,498
Government National Mortgage Assoc.	4.000%		TBA	9,700	10,166,813
Government National Mortgage Assoc.	4.500%		01/20/40-07/20/41	14,611	15,719,422
Government National Mortgage Assoc.	5.000%		04/15/40-11/20/40	23,923	25,917,204
Government National Mortgage Assoc.	5.500%		06/15/36	2,023	2,229,136
Government National Mortgage Assoc.	6.000%		08/20/40-02/20/42	1,715	1,897,757
Government National Mortgage Assoc.	6.500%		10/20/37	2,174	2,455,210
Tennessee Valley Authority	5.250%		09/15/39	7,190	8,089,663

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $724,412,845)					718,888,593

U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds	2.750%		08/15/42-11/15/42(a)	150,171	129,608,687
U.S. Treasury Bonds	2.875%		05/15/43(a)	30,100	26,638,500
U.S. Treasury Bonds	3.125%		02/15/43	5,570	5,199,250
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125%		02/15/40	3,910	5,112,774
U.S. Treasury Notes	0.375%		11/15/15	2,590	2,584,333
U.S. Treasury Notes	0.625%		04/30/18(a)	9,260	8,948,920
U.S. Treasury Notes	0.750%		06/30/17-03/31/18	6,910	6,787,848
U.S. Treasury Notes	1.000%		05/31/18(a)	3,450	3,390,701
U.S. Treasury Notes	1.250%		02/29/20	76,720	73,860,952
U.S. Treasury Notes	1.375%		05/31/20	670	646,602
U.S. Treasury Notes	1.750%		05/15/23(a)	26,280	24,612,849
U.S. Treasury Notes	1.875%		06/30/20	170	169,363

TOTAL U.S. TREASURY OBLIGATIONS (cost $309,506,035)					287,560,779

				Shares
PREFERRED STOCK — 0.1%
Diversified Financial Services
Citigroup Capital XIII, 7.875% (cost $1,192,692)				45,250	1,260,213

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

WARRANTS*			Units	Value (Note 2)
Oil, Gas & Consumable Fuels
SemGroup Corp., Class A Stock, expiring 11/30/14(g) (cost $0)			2,070	$59,756

TOTAL LONG-TERM INVESTMENTS (cost $2,502,657,627)				2,495,464,733

			Shares
SHORT-TERM INVESTMENTS — 14.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 13.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $335,075,011; includes $127,949,565 of cash collateral for securities on loan)(b)(w) (Note 4)			335,075,011	335,075,011

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.3%
Federal Home Loan Mortgage Corp.	0.100%	12/18/13(k)	$2,470	2,468,950
Federal National Mortgage Assoc.	0.120%	02/24/14(k)	4,580	4,576,670

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $7,045,201)				7,045,620

		Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Put Options
Currency Option USD vs EUR, expiring 07/18/13, @ FX Rate 1.30 (cost $714,960)		Citigroup, Inc.	$614	317,186

TOTAL SHORT-TERM INVESTMENTS (cost $342,835,172)				342,437,817

TOTAL INVESTMENTS — 117.3% (cost $2,845,492,799)				2,837,902,550
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (17.3)%				(418,047,700)

NET ASSETS — 100.0%				$2,419,854,850

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CMBS	Commercial Mortgage-Backed Security
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FICO	Financing Corporation
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduit Security

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
USD	United States Dollar

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $125,252,793; cash collateral of $127,949,565 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
263	90 Day Euro Dollar	Mar. 2015	$65,134,138	$65,207,563	$73,425
496	90 Day Euro Euribor	Jun. 2015	160,193,164	160,128,602	(64,562)
2,019	5 Year U.S. Treasury Notes	Sep. 2013	246,595,262	244,393,641	(2,201,621)

					(2,192,758)

Short Positions:
281	2 Year U.S. Treasury Notes	Sep. 2013	61,872,344	61,820,000	52,344
2,463	10 Year U.S. Treasury Notes	Sep. 2013	319,872,828	311,723,438	8,149,390
231	20 Year U.S. Treasury Bonds	Sep. 2013	32,443,047	31,379,906	1,063,141
276	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	42,147,672	40,658,250	1,489,422

					10,754,297

					$8,561,539

(1)	Cash of $468 and U.S. Government Agencies with a market value of $7,045,620 have been segregated to cover requirement for open futures contracts as of June 30, 2013.

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 08/16/13	Deutsche Bank	JPY	2,822,450	$28,432,770	$28,463,807	$31,037
Philippine Peso,
Expiring 08/02/13	Citigroup Global Markets	PHP	605,200	14,718,615	14,002,237	(716,378)

				$43,151,385	$42,466,044	$(685,341)

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 08/16/13	Citigroup Global Markets	GBP	18,186	$28,179,662	$27,650,674	$528,988
Euro,
Expiring 08/16/13	Citigroup Global Markets	EUR	31,866	41,846,495	41,486,811	359,684
Expiring 08/16/13	Morgan Stanley	EUR	23,746	31,189,421	30,915,688	273,733
Japanese Yen,
Expiring 08/16/13	Charles Schwab	JPY	1,205,786	12,203,196	12,160,091	43,105
Expiring 08/16/13	Citigroup Global Markets	JPY	3,891,046	39,381,263	39,240,370	140,893
Expiring 08/16/13	Citigroup Global Markets	JPY	1,559,840	15,648,083	15,730,655	(82,572)

				$168,448,120	$167,184,289	$1,263,831

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(1):
Markit iTraxx Europe Senior Financial Index	06/20/18	$7,900	1.000%	$322,213	$281,285	$40,928	BNP Paribas Bank
Markit iTraxx Europe Senior Financial Index	06/20/18	3,700	1.000%	150,910	153,052	(2,142)	Barclays Bank PLC

				$473,123	$434,337	$38,786

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at June 30, 2013:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Bank PLC	01/12/41	$1,013	Receive fixed rate payments on IOS.FN30.400.10 Index and pay variable payments on the one month LIBOR.	$ 18,210	$—	$18,210
Barclays Bank PLC	01/12/41	7,866	Receive fixed rate payments on IOS.FN30.450.10 Index and pay variable payments on the one month LIBOR.	184,363	—	184,363
Barclays Bank PLC	01/12/41	9,256	Receive fixed rate payments on IOS.FN30.500.10 Index and pay variable payments on the one month LIBOR.	227,073	—	227,073

				$429,646	$—	$429,646

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Preferred Stock	$1,260,213	$—	$—
Warrants	59,756	—	—
Asset-Backed Securities	—	92,804,758	—
Bank Loans	—	46,848,468	—
Commercial Mortgage-Backed Securities	—	52,925,351	—
Corporate Bonds	—	817,527,457	6,211,613
Foreign Government Bonds	—	67,354,079	—
Municipal Bond	—	5,132,234	—
Residential Mortgage-Backed Securities	—	398,891,432	—
U.S. Government Agency Obligations	—	703,529,717	22,404,496
U.S. Treasury Obligations	—	287,560,779	—
Affiliated Money Market Mutual Fund	335,075,011	—	—
Options Purchased	—	317,186	—
Other Financial Instruments*
Futures	8,561,539	—	—
Foreign Forward Currency Exchange Contracts	—	578,490	—
Credit Default Swaps	—	38,786	—
Total Return Swaps	—	429,646	—

Total	$344,956,519	$2,473,938,383	$28,616,109

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	U.S. Government Agency Obligations
Balance as of 12/31/12	$—	$31,331,520
Accrued discounts/premiums	(372,069)	(491,560)
Realized gain (loss)	(23,562)	(34,791)
Change in unrealized appreciation (depreciation)**	(1,083,344)	(230,502)
Purchases	—	—
Sales	—	—
Transfers into Level 3	7,690,588	—
Transfers out of Level 3	—	(8,170,171)

Balance as of 06/30/13	$6,211,613	$22,404,496

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(1,313,846) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were two U.S. Government Agency Obligations transferred out of Level 3 as a result of being priced by a vendor and three Corporate Bonds transferred into level 3 as a result of being priced using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

U.S. Government Agency Obligations	30.0%
Residential Mortgage-Backed Securities	16.5
Affiliated Money Market Mutual Fund (5.3% represents investments purchased with collateral from securities on loan)	13.9
U.S. Treasury Obligations	11.9
Diversified Financial Services	7.4
Banks	4.4
Oil, Gas & Consumable Fuels	4.1
Asset-Backed Securities	3.8
Metals & Mining	3.3
Foreign Government Bonds	2.8
Telecommunications	2.2
Commercial Mortgage-Backed Securities	2.2
Electric	1.7
Pipelines	1.4
Media	1.3
Pharmaceuticals	1.2
Beverages	1.0
Agriculture	0.9
Retail & Merchandising	0.9
Healthcare – Services	0.7
Food	0.6
Cable Television	0.6

Insurance	0.5%
Computer Services & Software	0.5
Diversified Manufacturing	0.5
Automobiles	0.4
Airlines	0.3
Containers & Packaging	0.3
Hotels, Restaurants & Leisure	0.2
Aerospace/Defense	0.2
Consumer Products	0.2
Municipal Bonds	0.2
Advertising	0.2
Electronic Components & Equipment	0.2
Commercial Services	0.2
Chemicals	0.1
Investment Companies	0.1
Home Builders	0.1
Environmental Control	0.1
Paper & Forest Products	0.1
Tobacco	0.1

117.3
Liabilities in excess of other assets	(17.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are credit risk, interest rate risk, foreign exchange risk, and equity risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$10,827,722	*	Due to broker — variation margin	$2,266,183	*
Interest rate contracts	Unrealized appreciation on swap agreements	429,646		—	—
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,377,440		Unrealized depreciation on foreign currency forward contracts	798,950
Foreign exchange contracts	Unaffiliated investments	317,186		—	—
Credit contracts	Premiums paid for swap agreements	434,337		—	—
Credit contracts	Unrealized appreciation on swap agreements	40,928		Unrealized depreciation on swap agreements	2,142
Equity contracts	Unaffiliated investments	59,756		—	—

Total		$13,487,015			$3,067,275

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(513,867)	$10,911,137	$397,319	$(222,463)	$—	$10,572,126
Foreign exchange contracts	—	—	—	—	5,437,147	5,437,147
Credit contracts	—	—	—	(830,328)	—	(830,328)

Total	$(513,867)	$10,911,137	$397,319	$(1,052,791)	$5,437,147	$15,178,945

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Purchased Options	Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$198,409	$6,072,756	$406,045	$—	$6,677,210
Foreign exchange contracts	—	(397,774)	—	—	1,791,480	1,393,706
Credit contracts	—	—	—	76,122	—	76,122
Equity contracts	30,239	—	—	(34,835)	—	(4,596)

Total	$30,239	$(199,365)	$6,072,756	$447,332	$1,791,480	$8,142,442

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements – Buy Protection(6)	Total Return Swap Agreements(6)
$525,127	$220,352	$264,328,942	$581,746,787	$31,433,321	$170,464,462	$15,690,000	$12,733,333	$19,861,196

(1)	Cost.

(2)	Premiums Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$125,252,793	$—	$—	$125,252,793
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	2,165,200	(317,186)	—	1,848,014

				127,100,807

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(138,001)	—	—	(138,001)
Over-the-counter derivatives	(801,092)	—	—	(801,092)

				(939,093)

Collateral Amount Pledged/(Received):
Securities on loan	(125,252,793)
Exchange-traded and cleared derivatives	138,001
Over-the-counter derivatives	(1,046,922)

Net Amount	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $125,252,793:
Unaffiliated investments (cost $2,510,417,788)	$2,502,827,539
Affiliated investments (cost $335,075,011)	335,075,011
Cash	73,861
Foreign currency, at value (cost $5,823,175)	5,772,039
Deposit with broker	17,315
Receivable for investments sold	218,295,331
Dividends and interest receivable	18,460,656
Receivable for fund share sold	2,983,933
Unrealized appreciation on foreign currency forward contracts	1,377,440
Unrealized appreciation on swap agreements	470,574
Premiums paid for swap agreements	434,337
Prepaid expenses	2,542

Total Assets	3,085,790,578

LIABILITIES:
Payable for investments purchased	536,218,501
Payable to broker for collateral for securities on loan	127,949,565
Unrealized depreciation on foreign currency forward contracts	798,950
Advisory fees payable	476,240
Payable for fund share repurchased	163,951
Accrued expenses and other liabilities	161,697
Due to broker-variation margin	138,001
Distribution fee payable	26,264
Unrealized depreciation on swap agreements	2,142
Affiliated transfer agent fee payable	417

Total Liabilities	665,935,728

NET ASSETS	$2,419,854,850

Net assets were comprised of:
Paid-in capital	$2,246,946,826
Retained earnings	172,908,024

Net assets, June 30, 2013	$2,419,854,850

Net asset value and redemption price per share, $2,419,854,850 / 231,116,652 outstanding shares of beneficial interest	$10.47

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$44,063,645
Affiliated dividend income	152,976
Affiliated income from securities lending, net	134,482
Unaffiliated dividend income	44,542

44,395,645

EXPENSES
Advisory fees	9,536,200
Distribution fee	968,040
Shareholder servicing fees and expenses	441,947
Custodian and accounting fees	174,000
Audit fee	19,000
Trustees’ fees	18,000
Insurance expenses	15,000
Legal fees and expenses	8,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	12,383

Total expenses	11,202,570
Less: shareholder servicing fee waiver	(148,902)

Net expenses	11,053,668

NET INVESTMENT INCOME	33,341,977

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	5,425,377
Futures transactions	10,911,137
Options written transactions	397,319
Short sales transactions	40,916
Swap agreements transactions	(1,052,791)
Foreign currency transactions	4,396,718

20,118,676

Net change in unrealized appreciation (depreciation) on:
Investments	(113,725,197)
Futures	6,072,756
Swap agreements	447,332
Foreign currencies	1,493,390

(105,711,719)

NET LOSS ON INVESTMENTS	(85,593,043)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,251,066)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$33,341,977	$74,075,938
Net realized gain on investment and foreign currency transactions	20,118,676	44,885,817
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(105,711,719)	84,440,733

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(52,251,066)	203,402,488

DISTRIBUTIONS	—	(180,033,470)

FUND SHARE TRANSACTIONS:
Fund share sold [28,587,568 and 111,350,641 shares, respectively]	306,753,406	1,188,324,199
Fund share issued in reinvestment of distributions [0 and 17,462,024 shares, respectively]	—	180,033,470
Fund share repurchased [63,913,127 and 90,320,820 shares, respectively]	(690,684,771)	(975,208,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(383,931,365)	393,148,765

TOTAL INCREASE (DECREASE) IN NET ASSETS	(436,182,431)	416,517,783
NET ASSETS:
Beginning of period	2,856,037,281	2,439,519,498

End of period	$2,419,854,850	$2,856,037,281

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 96.9% CORPORATE OBLIGATIONS — 2.2%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Building Materials — 0.5%
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B(d)	9.375%	10/12/22	$1,370	$1,493,300

Metals & Mining — 1.2%
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	5.250%	11/08/42	1,778	1,458,989
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	6.750%	04/16/40	2,373	2,333,153

					3,792,142

Oil, Gas & Consumable Fuels — 0.5%
Reliance Holdings USA, Inc., Gtd. Notes	Baa2	5.400%	02/14/22	1,356	1,377,545

TOTAL CORPORATE OBLIGATIONS (cost $7,360,092)					6,662,987

FOREIGN BONDS — 46.2%
Bermuda — 0.8%
Alliance Oil Co. Ltd., Gtd. Notes, 144A	B+(d)	7.000%	05/04/20	970	878,718
GeoPark Latin America Ltd. Agencia en Chile, Sr. Sec’d. Notes, 144A	B(d)	7.500%	02/11/20	730	748,250
Qtel International Finance Ltd., Gtd. Notes, 144A	A2	4.750%	02/16/21	764	794,025

					2,420,993

Brazil — 2.0%
Centrais Eletricas Brasileiras SA, Sr. Unsec’d. Notes	Baa3	5.750%	10/27/21	1,652	1,598,310
Hypermarcas SA, Sr. Unsec’d. Notes	Ba2	6.500%	04/20/21	171	171,855
Hypermarcas SA, Sr. Unsec’d. Notes, 144A	Ba2	6.500%	04/20/21	837	841,185
Oi SA, Sr. Unsec’d. Notes	Baa3	5.750%	02/10/22	364	338,975
Oi SA, Sr. Unsec’d. Notes, 144A	Baa3	5.750%	02/10/22	1,337	1,245,081
Samarco Mineracao SA, Sr. Unsec’d. Notes, 144A	BBB(d)	4.125%	11/01/22	1,628	1,457,060
Vale SA, Sr. Unsec’d. Notes	Baa2	5.625%	09/11/42	637	555,713

					6,208,179

British Virgin Islands — 0.7%
Gerdau Trade, Inc., Gtd. Notes, 144A	Baa3	4.750%	04/15/23	790	724,077
Sinochem Overseas Capital Co. Ltd., Gtd. Notes, 144A	Baa1	4.500%	11/12/20	955	941,540
State Grid Overseas Investment 2013 Ltd., Gtd. Notes, 144A	Aa3	3.125%	05/22/23	550	509,802

					2,175,419

Canada — 1.0%
Pacific Rubiales Energy Corp., Gtd. Notes	Ba2	7.250%	12/12/21	1,024	1,096,866
Pacific Rubiales Energy Corp., Sr. Unsec’d. Notes, 144A	Ba2	5.125%	03/28/23	2,100	1,984,500

					3,081,366

Cayman Islands — 5.5%
Agile Property Holdings Ltd., Gtd. Notes	Ba2	8.875%	04/28/17	100	102,000
Braskem Finance Ltd., Gtd. Notes	Baa3	7.000%	05/07/20	1,224	1,297,440
Braskem Finance Ltd., Gtd. Notes, 144A	Baa3	5.750%	04/15/21	200	195,000
Odebrecht Finance Ltd., Gtd. Notes, 144A	Baa3	4.375%	04/25/25	1,720	1,539,400
Odebrecht Finance Ltd., Gtd. Notes, 144A	Baa3	5.125%	06/26/22	2,077	2,035,460
Petrobras International Finance Co., Gtd. Notes	A3	5.375%	01/27/21	2,376	2,387,153
Petrobras International Finance Co., Gtd. Notes	A3	6.750%	01/27/41	1,179	1,177,893

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

FOREIGN BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Cayman Islands (continued)
Vale Overseas Ltd., Gtd. Notes	Baa2	4.375%	01/11/22	$4,700	$4,464,225
Vale Overseas Ltd., Gtd. Notes	Baa2	6.875%	11/21/36	3,326	3,367,535

					16,566,106

Chile — 2.9%
AES Gener SA, Sr. Unsec’d. Notes	Baa3	5.250%	08/15/21	182	188,541
AES Gener SA, Sr. Unsec’d. Notes, 144A	Baa3	5.250%	08/15/21	764	787,973
Banco del Estado de Chile, Sr. Unsec’d. Notes, 144A	Aa3	3.875%	02/08/22	555	533,602
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes	Baa3	4.750%	01/11/22	664	659,483
Colbun SA, Sr. Unsec’d. Notes	BBB-(d)	6.000%	01/21/20	974	1,037,408
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes	A1	3.000%	07/17/22	941	847,747
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	A1	3.000%	07/17/22	2,921	2,643,499
Inversiones CMPC SA, Gtd. Notes	Baa3	4.500%	04/25/22	146	141,772
Inversiones CMPC SA, Gtd. Notes, 144A	Baa3	4.500%	04/25/22	896	865,057
Inversiones CMPC SA, Unsec’d. Notes, 144A	BBB(d)	4.375%	05/15/23	1,000	957,125

					8,662,207

Colombia — 0.8%
Ecopetrol SA, Sr. Unsec’d. Notes	Baa2	7.625%	07/23/19	181	214,033
Empresas Publicas de Medellin ESP, Sr. Unsec’d. Notes	Baa3	7.625%	07/29/19	500	572,500
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes	Baa3	5.700%	03/20/22	262	270,515
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, 144A	Baa3	5.700%	03/20/22	1,176	1,214,220

					2,271,268

Germany — 0.2%
Rearden G Holdings EINS GmbH, Gtd. Notes	B1	7.875%	03/30/20	91	92,705
Rearden G Holdings EINS GmbH, Gtd. Notes, 144A	B1	7.875%	03/30/20	535	545,700

					638,405

Indonesia — 1.4%
Pertamina Persero PT, Sr. Unsec’d. Notes	Baa3	6.000%	05/03/42	2,138	1,935,531
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	Baa3	4.300%	05/20/23	1,200	1,110,000
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	Baa3	5.500%	11/22/21	1,285	1,259,300

					4,304,831

Ireland — 2.0%
EDC Finance Ltd., Gtd. Notes, 144A	BB+(d)	4.875%	04/17/20	1,620	1,483,870
Novatek OAO via Novatek Finance Ltd., Sr. Unsec’d. Notes, 144A	Baa3	6.604%	02/03/21	1,233	1,328,557
Sibur Securities Ltd., Gtd. Notes, 144A	Ba1	3.914%	01/31/18	1,260	1,165,924
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes	Ba3	6.493%	02/02/16	364	379,470
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	Ba3	6.493%	02/02/16	1,583	1,650,277

					6,008,098

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

FOREIGN BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Kazakhstan — 1.4%
KazMunayGas National Co., Gtd. Notes	Baa3	7.000%	05/05/20		$3,634	$4,106,420

Luxembourg — 4.4%
Andrade Gutierrez International SA, Gtd. Notes, 144A	Ba1	4.000%	04/30/18		1,260	1,184,400
CSN Resources SA, Gtd. Notes	Ba1	6.500%	07/21/20		1,544	1,503,470
Evraz Group SA, Sr. Unsec’d. Notes	B1	6.750%	04/27/18		2,830	2,709,725
Evraz Group SA, Sr. Unsec’d. Notes, 144A	B+(d)	6.500%	04/22/20		1,570	1,413,000
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes	Baa1	6.299%	05/15/17		1,272	1,349,846
Severstal OAO Via Steel Capital SA, Sr. Unsec’d. Notes, 144A	BB+(d)	4.450%	03/19/18		750	708,750
TMK OAO Via TMK Capital SA, Sr. Unsec’d. Notes, 144A	B1	6.750%	04/03/20		770	714,175
TNK-BP Finance SA, Gtd. Notes	Baa2	7.875%	03/13/18		3,035	3,452,313
Virgolino de Oliveira Finance Ltd., Gtd. Notes	B2	10.500%	01/28/18		200	179,000

						13,214,679

Malaysia — 1.7%
Petronas Capital Ltd., Gtd. Notes	A1	5.250%	08/12/19		4,709	5,141,545

Mexico — 13.4%
Alpek SA de CV, Sr. Unsec’d. Notes, 144A	Baa3	4.500%	11/20/22		1,573	1,514,013
America Movil SAB de CV, Sr. Unsec’d. Notes	A2	3.125%	07/16/22		1,715	1,580,192
Axtel SAB de CV, Sr. Sec’d. Notes, 144A	B(d)	7.000%	01/31/20		1,692	1,556,640
Axtel SAB de CV, Sr. Sec’d. Notes, CVT, 144A	B(d)	7.000%	01/31/20	MXN	1,929	201,019
Cemex SAB de CV, Sr. Sec’d. Notes	B(d)	9.000%	01/11/18		3,171	3,329,550
Grupo Televisa SAB, Sr. Unsec’d. Notes	Baa1	6.625%	01/15/40		1,574	1,735,724
Mexican Bonos, Bonds	Baa1	6.500%	06/09/22	MXN	131,451	10,663,129
Mexican Bonos, Bonds	Baa1	8.500%	11/18/38	MXN	43,876	3,944,189
Mexichem SAB de CV, Sr. Unsec’d. Notes	Baa1	4.875%	09/19/22		472	474,360
Mexichem SAB de CV, Sr. Unsec’d. Notes, 144A	Ba1	4.875%	09/19/22		796	799,980
Petroleos Mexicanos, Gtd. Notes	Baa1	4.875%	01/24/22		8,914	9,092,280
Petroleos Mexicanos, Gtd. Notes	Baa1	6.500%	06/02/41		3,831	3,955,507
Petroleos Mexicanos, Gtd. Notes, 144A	Baa1	5.500%	06/27/44		2,043	1,838,700

						40,685,283

Netherlands — 2.2%
Indosat Palapa Co. BV, Gtd. Notes	Ba1	7.375%	07/29/20		91	97,370
Indosat Palapa Co. BV, Gtd. Notes, 144A	Ba1	7.375%	07/29/20		1,187	1,270,090
Lukoil International Finance BV, Gtd. Notes	Baa2	6.656%	06/07/22		2,121	2,306,587
Marfrig Holding Europe BV, Sr. Unsec’d. Notes	B2	8.375%	05/09/18		750	705,000
VimpelCom Holdings BV, Gtd. Notes	Ba3	7.504%	03/01/22		2,270	2,349,450

						6,728,497

Peru — 0.9%
Alicorp SA, Sr. Unsec’d. Notes, 144A	Baa2	3.875%	03/20/23		530	491,112
Cementos Pacasmayo SAA, Gtd. Notes, 144A	BB+(d)	4.500%	02/08/23		610	564,860
Gas Natural de Lima y Callao SA, Sr. Unsec’d. Notes, 144A	Baa3	4.375%	04/01/23		750	675,000
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	Baa2	4.250%	04/30/28		1,000	885,000

						2,615,972

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

FOREIGN BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Qatar — 0.6%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, Sr. Sec’d. Notes	Aa3	6.750%	09/30/19		$1,656	$1,937,520

Trinidad & Tobago — 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes	Baa3	9.750%	08/14/19		280	348,600
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, 144A	Baa3	9.750%	08/14/19		810	1,008,450

						1,357,050

Turkey — 1.9%
Republic of Turkey, Bonds	Baa3	9.000%	03/08/17	TRY	10,920	5,845,789

United Arab Emirates — 0.8%
Dolphin Energy Ltd., Sr. Sec’d. Notes	A1	5.500%	12/15/21		2,179	2,353,320

United Kingdom — 1.2%
Vedanta Resources PLC, Sr. Notes, 144A	Ba3	6.000%	01/31/19		910	864,500
Vedanta Resources PLC, Sr. Unsec’d. Notes	Ba3	6.750%	06/07/16		1,156	1,170,450
Vedanta Resources PLC, Sr. Unsec’d. Notes	Ba3	9.500%	07/18/18		751	820,467
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	Ba3	9.500%	07/18/18		810	884,925

						3,740,342

TOTAL FOREIGN BONDS (cost $150,493,500)						140,063,289

SOVEREIGN ISSUES — 48.5%
Argentina Boden (Argentina), Bonds	B3	7.000%	10/03/15		2,886	2,503,605
Brazil Notas do Tesouro Nacional (Brazil), Notes	Baa2	10.000%	01/01/21	BRL	10,887	4,619,426
Chile Government International (Chile), Sr. Unsec’d. Notes	Aa3	3.250%	09/14/21		1,033	1,033,000
Croatia Government International (Croatia), Sr. Unsec’d. Notes	Ba1	5.500%	04/04/23		1,750	1,695,919
Panama Government International (Panama), Sr. Unsec’d. Notes	Baa2	4.300%	04/29/53		650	521,625
Panama Government International (Panama), Sr. Unsec’d. Notes	Baa2	6.700%	01/26/36		589	684,713
Philippine Government International (Philippines), Sr. Unsec’d. Notes	Ba1	4.000%	01/15/21		1,347	1,424,453
Philippine Government International (Philippines), Sr. Unsec’d. Notes	Ba1	5.500%	03/30/26		1,647	1,877,580
Poland Government International (Poland), Sr. Unsec’d. Notes	A2	5.000%	03/23/22		7,607	8,177,525
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	4.875%	01/22/21		3,320	3,544,100
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41		2,465	2,452,675
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	Baa3	4.375%	07/12/21		5,242	5,459,543
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	Baa3	6.125%	01/18/41		4,267	4,747,037
Republic of Indonesia (Indonesia), Unsec’d. Notes	Baa3	3.750%	04/25/22		5,750	5,405,000
Republic of Indonesia (Indonesia), Unsec’d. Notes	Baa3	5.250%	01/17/42		4,621	4,389,950
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa2	5.625%	11/18/50		4,668	4,808,040
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa2	7.125%	03/30/19		6,778	8,201,380
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Baa3	5.625%	03/30/21		1,100	1,174,250
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Baa3	6.250%	09/26/22		9,587	10,617,603

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SOVEREIGN ISSUES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Baa3	6.750%	05/30/40		$4,031	$4,454,255
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Baa3	7.500%	07/14/17		6,693	7,680,217
Russian Federal Bond (Russia), Bonds	Baa1	7.400%	06/14/17	RUB	165,527	5,131,117
Russian Federal Bond (Russia), Bonds	Baa1	7.500%	03/15/18	RUB	32,721	1,027,023
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes	Baa1	5.625%	04/04/42		3,600	3,735,000
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes	Baa1	7.500%	03/31/30		13,164	15,418,511
Turkey Government International Bond (Turkey), Unsec’d. Notes	Baa3	4.875%	04/16/43		2,340	2,012,400
United Mexican States (Mexico), Sr. Unsec’d. Notes	Baa1	3.625%	03/15/22		5,542	5,431,160
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44		1,092	971,880
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes	B2	5.750%	02/26/16		1,765	1,575,263
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes	B2	7.750%	10/13/19		24,492	20,328,360
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes	B2	9.250%	09/15/27		7,156	6,046,820

TOTAL SOVEREIGN ISSUES (cost $161,417,747)						147,149,430

TOTAL LONG-TERM INVESTMENTS (cost $319,271,339)						293,875,706

				Shares
SHORT-TERM INVESTMENT — 3.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $9,675,049)(w) (Note 4)					9,675,049	9,675,049

TOTAL INVESTMENTS — 100.1% (cost $328,946,388)						303,550,755
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (0.1)%						(274,131)

NET ASSETS — 100.0%						$303,276,624

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
MTN	Medium Term Note
BRL	Brazilian Real
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(d)	Standard & Poor’s rating.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Brazilian Real,
Expiring 08/15/13	Credit Suisse First Boston Corp.	BRL	26,680	$13,120,881	$11,834,165	$(1,286,716)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Brazilian Real,
Expiring 08/15/13	Citigroup Global Markets	BRL	11,077	$5,100,050	$4,913,232	$186,818

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Obligations	$—	$6,662,987	$—
Foreign Bonds	—	139,862,270	201,019
Sovereign Issues	—	147,149,430	—
Affiliated Money Market Mutual Fund	9,675,049	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	(1,099,898)	—

Total	$9,675,049	$292,574,789	$201,019

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Bonds
Balance as of 12/31/12	$4,453,204
Accrued discounts/premiums	1,550
Realized gain (loss)	91,679
Change in unrealized appreciation (depreciation)**	(132,796)
Purchases	111,738
Sales	(4,324,356)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/13	$201,019

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $87,731 was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under level 3 securities, is a security fair valued using broker quotes as adjusted for changes in yields of comparable U.S. Government and other securities, using fixed income securities valuation models.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Sovereign Issues	48.5%
Foreign Bonds	46.2
Affiliated Money Market Mutual Fund	3.2
Metals & Mining	1.2
Building Materials	0.5

Oil, Gas & Consumable Fuels	0.5%

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is foreign exchange risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$186,818	Unrealized depreciation on foreign currency forward contracts	$1,286,716

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$230,408

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$(1,001,068)

For the six months ended June 30, 2013, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $15,892,011 and the average value at settlement date receivable for foreign currency exchange sale contracts was $5,495,250.

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Over-the-counter derivatives	$186,818	$—	$—	$186,818

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Over-the-counter derivatives	(1,286,716)	—	—	(1,286,716)

Collateral Amount Pledged/(Received):
Over-the-counter derivatives	—

Net Amount	$(1,099,898)

SEE NOTES TO FINANCIAL STATEMENTS.

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AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $319,271,339)	$293,875,706
Affiliated investments (cost $9,675,049)	9,675,049
Dividends and interest receivable	5,057,079
Unrealized appreciation on foreign currency forward contracts	186,818
Receivable for fund share sold	4,021
Prepaid expenses	201

Total Assets	308,798,874

LIABILITIES:
Payable to custodian	3,430,277
Unrealized depreciation on foreign currency forward contracts	1,286,716
Payable for investments purchased	588,693
Advisory fees payable	88,510
Accrued expenses and other liabilities	85,847
Payable for fund share repurchased	38,514
Distribution fee payable	3,276
Affiliated transfer agent fee payable	417

Total Liabilities	5,522,250

NET ASSETS	$303,276,624

Net assets were comprised of:
Paid-in capital	$305,953,129
Retained earnings	(2,676,505)

Net assets, June 30, 2013	$303,276,624

Net asset value and redemption price per share, $303,276,624 / 31,705,435 outstanding shares of beneficial interest	$9.57

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$7,441,482
Affiliated dividend income	14,458

7,455,940

EXPENSES
Advisory fees	1,292,112
Distribution fee	107,924
Custodian and accounting fees	55,000
Shareholder servicing fees and expenses	45,410
Audit fee	19,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Shareholders’ reports	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	1,000
Insurance expenses	1,000
Miscellaneous	12,156

Total expenses	1,554,602
Less: advisory fee waivers and/or expense reimbursement	(76,667)
Less: shareholder servicing fee waiver	(41)

Net expenses	1,477,894

NET INVESTMENT INCOME	5,978,046

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(181,332)
Foreign currency transactions	313,981

132,649

Net change in unrealized appreciation (depreciation) on:
Investments	(32,902,820)
Foreign currencies	(994,202)

(33,897,022)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(33,764,373)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,786,327)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	August 20, 2012* through December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,978,046	$7,444,255
Net realized gain on investment and foreign currency transactions	132,649	10,256,909
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(33,897,022)	7,408,658

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(27,786,327)	25,109,822

FUND SHARE TRANSACTIONS:
Fund share sold [5,104,980 and 65,206,108 shares, respectively]	52,607,945	653,895,261
Fund share repurchased [1,503,996 and 37,101,657 shares, respectively]	(15,362,752)	(385,187,325)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	37,245,193	268,707,936

TOTAL INCREASE IN NET ASSETS	9,458,866	293,817,758
NET ASSETS:
Beginning of period	293,817,758	—

End of period	$303,276,624	$293,817,758

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO THE FINANCIAL STATEMENTS OF ADVANCED SERIES TRUST

(Unaudited)

1.	General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2013 consisted of 78 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to 19 Portfolios listed below together with their investment objectives.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST Bond Portfolio 2015 Portfolio (“Bond Portfolio 2015”), AST Bond Portfolio 2016 Portfolio (“Bond Portfolio 2016”), AST Bond Portfolio 2017 Portfolio (“Bond Portfolio 2017”), AST Bond Portfolio 2018 Portfolio (“Bond Portfolio 2018”), AST Bond Portfolio 2019 Portfolio (“Bond Portfolio 2019”), AST Bond Portfolio 2020 Portfolio (“Bond Portfolio 2020”), AST Bond Portfolio 2021 Portfolio (“Bond Portfolio 2021”), AST Bond Portfolio 2022 Portfolio (“Bond Portfolio 2022”), AST Bond Portfolio 2023 Portfolio (“Bond Portfolio 2023”) and AST Bond Portfolio 2024 Portfolio (“Bond Portfolio 2024”):    To seek the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

AST Global Real Estate Portfolio (“Global Real Estate”):    Capital appreciation and income.

AST High Yield Portfolio (“High Yield”):    Maximum total return, consistent with preservation of capital and prudent investment management.

AST Lord Abbett Core Fixed-Income Portfolio (“Lord Abbett Core Fixed-Income”):    Income and capital appreciation to produce a high total return.

AST Neuberger Berman Core Bond Portfolio (“Neuberger Berman Core Bond “):    Maximize total return consistent with preservation of capital.

AST Prudential Core Bond Portfolio (“Prudential Core Bond”):    Maximize total return, consistent with the long-term preservation of capital and liquidity needs.

AST QMA US Equity Alpha Portfolio (“QMA US Equity Alpha”):    Long-term capital appreciation.

AST Quantitative Modeling Portfolio (“Quantitative Modeling”):    High potential return while attempting to mitigate downside risk during adverse market cycles.

AST Western Asset Core Plus Bond Portfolio (“Western Asset Core Plus Bond”):    Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Western Asset Core Plus Bond Portfolio.

AST Western Asset Emerging Markets Debt Portfolio (“Western Asset Emerging Markets Debt”):    Maximize total return.

2.	Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to AST

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Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolio’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

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When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received

B3

or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any

B4

repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with a counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange Traded swaps pay or receive an amount, known as “variation margin”, based on the daily changes in valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios have entered into credit default swaps to provide a measure of protection against defaults of the issuers. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

B5

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolio are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2013, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by having master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

B6

Delayed Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Lending:    The Portfolios may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level. Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions to shareholders are recorded on the ex-dividend date.

B7

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2013, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

J.P. Morgan Investment Management, Inc. for a portion of High Yield;

Lord Abbett & Co. LLC for Lord Abbett Core Fixed-Income;

Neuberger Berman Fixed Income LLC for Neuberger Berman Core Bond;

Prudential Investment Management, Inc. (“PIM”) for Bond Portfolio 2015, Bond Portfolio 2016, Bond Portfolio 2017, Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, Bond Portfolio 2024, Global Real Estate, Prudential Core Bond and a portion of High Yield;

Quantitative Management Associates LLC (“QMA”) for QMA US Equity Alpha and Quantitative Modeling Portfolio;

Western Asset Management Company and Western Asset Management Company Limited for Western Asset Core Plus Bond and Western Asset Emerging Markets Debt.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that advisor fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees through February 24, 2013	Advisory fees at June 30, 2013	Effective Advisory Fees
Bond Portfolio 2015*	0.65% first $500 million; 0.64% in excess of $500 million	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.64%
Bond Portfolio 2016*	0.65% first $ 500 million; 0.64% in excess of $500 million	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.48%
Bond Portfolio 2017*	0.65% first $ 500 million; 0.64% in excess of $500 million	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.64%
Bond Portfolio 2018*	0.65% first $ 500 million; 0.64% in excess of $500 million	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.64%
Bond Portfolio 2019*	0.65% first $ 500 million; 0.64% in excess of $500 million	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.64%
Bond Portfolio 2020*	0.65% first $ 500 million; 0.64% in excess of $500 million	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.64%
Bond Portfolio 2021*	0.65% first $ 500 million; 0.64% in excess of $500 million	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.64%

B8

	Advisory Fees through February 24, 2013	Advisory fees at June 30, 2013	Effective Advisory Fees
Bond Portfolio 2022*	0.65% first $500 million; 0.64% in excess of $500 million	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.64%
Bond Portfolio 2023*	0.65% first $500 million; 0.64% in excess of $500 million	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.64%
Bond Portfolio 2024*	0.65% first $500 million; 0.64% in excess of $500 million	0.65% first $500 million; 0.63% on next $4.5 billion; 0.62% on next $5 billion; 0.61% in excess of $10 billion	0.60%
Global Real Estate	1.00%	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.99%
High Yield	0.75%	0.74% first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.71% on next $2.5 billion; 0.70% on next $2.75 billion; 0.67% on next $4 billion; 0.65% in excess of $10 billion	0.68%
Lord Abbett Core Fixed-Income	0.80%	0.79% first $300 million; 0.78% on next $200 million; 0.77% on next $250 million; 0.76% on next $2.5 billion; 0.75% on next $2.75 billion; 0.72% on next $4 billion; 0.70% in excess of $10 billion	0.64%
Neuberger Berman Core Bond	0.70%	0.69% first $300 million; 0.68% on next $200 million; 0.67% on next $250 million; 0.66% on next $2.5 billion; 0.65% on next $2.75 billion; 0.62% on next $4 billion; 0.60% in excess of $10 billion	0.69%
Prudential Core Bond	0.70%	0.69% first $300 million; 0.68% on next $200 million; 0.67% on next $250 million; 0.66% on next $2.5 billion; 0.65% on next $2.75 billion; 0.62% on next $4 billion; 0.60% in excess of $10 billion	0.63%
QMA US Equity Alpha	1.00%	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.99%
Quantitative Modeling	0.25%	0.25%	0.25%
Western Asset Core Plus Bond	0.70%	0.69% first $300 million; 0.68% on next $200 million; 0.67% on next $250 million; 0.66% on next $2.5 billion; 0.65% on next $2.75 billion; 0.62% on next $4 billion; 0.60% in excess of $10 billion	0.68%
Western Asset Emerging Markets Debt	0.85%	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.79%

B9

	Fee Waivers and/or Expense Limitations through February 24, 2013	Fee Waivers and/or Expense Limitations effective February 25, 2013	Fee Waivers and/or Expense Limitations effective July 1, 2013
Bond Portfolio 2015	1.00%	contractually limit expenses to 0.99%	contractually limit expenses to 0.99%
Bond Portfolio 2016	1.00%	contractually limit expenses to 0.99%	contractually limit expenses to 0.99%
Bond Portfolio 2017	1.00%	contractually limit expenses to 0.99%	contractually limit expenses to 0.99%
Bond Portfolio 2018	1.00%	contractually limit expenses to 0.99%	contractually limit expenses to 0.99%
Bond Portfolio 2019	1.00%	contractually limit expenses to 0.99%	contractually limit expenses to 0.99%
Bond Portfolio 2020	1.00%	contractually limit expenses to 0.99%	contractually limit expenses to 0.99%
Bond Portfolio 2021	1.00%	contractually limit expenses to 0.99%	contractually limit expenses to 0.99%
Bond Portfolio 2022	1.00%	contractually limit expenses to 0.99%	contractually limit expenses to 0.99%
Bond Portfolio 2023	1.00%	contractually limit expenses to 0.99%	contractually limit expenses to 0.99%
Bond Portfolio 2024	1.00%	contractually limit expenses to 0.99%	contractually limit expenses to 0.99%
High Yield	0.80%	0.80%	voluntarily limit expenses to 0.72%
Lord Abbett Core Fixed Income	contractually waive 0.10% first $500 million; 0.125% next $500 million; 0.15% in excess of $1 billion	contractually waive 0.10% first $500 million; 0.125% next $500 million; 0.15% in excess of $1 billion	contractually waive 0.31% first $500 million; 0.335% next $500 million; 0.36% in excess of $1 billion
Neuberger Berman Core Bond	contractually waive 0.00% first $500 million; 0.025% next $500 million; 0.05% in excess of $1 billion	contractually waive 0.00% first $500 million; 0.025% next $500 million; 0.05% in excess of $1 billion	contractually waive 0.16% first $500 million; 0.185% next $500 million; 0.21% in excess of $1 billion
Prudential Core Bond	contractually waive 0.00% first $500 million; 0.025% next $500 million; 0.05% in excess of $1 billion	contractually waive 0.00% first $500 million; 0.025% next $500 million; 0.05% in excess of $1 billion	contractually waive 0.00% first $500 million; 0.025% next $500 million; 0.05% in excess of $1 billion
Western Asset Core Plus Bond	N/A	N/A	contractually waive 0.15% through June 30, 2014
Western Asset Emerging Markets Debt	contractually waive 0.05% through July 1, 2014	contractually waive 0.05% through June 30, 2015	contractually waive 0.05% through June 30, 2015

*  Advisory fees are calculated based on an aggregation of net assets of certain Portfolios of the Trust.

AST Investment Services, Inc., PI, PIM and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Trust, excluding Quantitative Modeling Portfolio, has entered into an agreement with the following affiliated entities; Prudential Insurance Company of America (“PICA”), Pruco Life Insurance Company (“PLAZ”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Prudential Retirement Insurance and Annuity Company (“PRIAC”), Pramerica of Bermuda Life Assurance Company, Ltd., Prudential Annuities Life Assurance Corporation (“PALAC”), and Prudential Annuities Distributors, Inc. (“PAD”), each an indirect, wholly-owned subsidiary of Prudential Financial, Inc., and certain unaffiliated entities pursuant to which the Portfolios paid such affiliated and unaffiliated entities a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets through February 24, 2013. The Investment Manager had voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure through February 24, 2013: 0.10% on the average daily net assets up to $300 million (no waiver), 0.08% on average daily net assets of the next $200 million (0.02% waiver), 0.07% on average daily net assets of the next $250 million (0.03% waiver), and 0.06% on average daily net assets in excess of $750 million (0.04% waiver).

Effective February 25, 2013, PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Quantitative Modeling Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for

B10

providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio.

PAD has contractually agreed to reduce its 12b-1 fees for each of the Bond Portfolio 2015, Bond Portfolio 2016, Bond Portfolio 2017, Bond Portfolio 2018, Bond Portfolio 2019, Bond Portfolio 2020, Bond Portfolio 2021, Bond Portfolio 2022, Bond Portfolio 2023, and Bond Portfolio 2024 (collectively, the Bond Portfolios), so that the effective distribution and service fee rate paid by each Bond Portfolio is reduced based on the average daily net assets of each Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows for each Bond Portfolio:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Up to and including $ 300 million	0.10% (no waiver)
Over $ 300 million up to and including $500 million	0.08%
Over $ 500 million up to and including $750 million	0.07%
Over $ 750 million	0.06%

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

PIM, an indirect, wholly-owned subsidiary of Prudential, acts as the Trust’s securities lending agent. For the six months ended June 30, 2013, PIM was compensated as follows for these services by the Portfolios:

PIM
Bond Portfolio 2017	$6,010
Bond Portfolio 2021	4,601
Global Real Estate	3,750
High Yield	100,161
Lord Abbett Core Fixed-Income	60,152
Neuberger Berman Core Bond	2,999
Prudential Core Bond	93,913
Western Asset Core Plus Bond	40,479

5.	Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2013, were as follows:

	Cost of Purchases	Proceeds from Sales
Bond Portfolio 2015	$18,290,931	$34,310,443
Bond Portfolio 2016	10,172,098	30,437,024
Bond Portfolio 2017	77,950,000	143,760,751
Bond Portfolio 2018	222,975,902	280,757,401
Bond Portfolio 2019	90,966,561	87,431,300
Bond Portfolio 2020	115,994,770	25,915,288
Bond Portfolio 2021	147,433,690	334,173,130
Bond Portfolio 2022	142,635,514	327,431,046
Bond Portfolio 2023	349,938,294	69,103,814
Bond Portfolio 2024	141,815,155	4,168,737
Global Real Estate	162,956,738	120,260,059

B11

	Cost of Purchases	Proceeds from Sales
High Yield	431,910,210	628,877,770
Lord Abbett Core Fixed-Income	5,665,339,675	5,973,102,067
Neuberger Berman Core Bond	818,345,383	838,038,399
Prudential Core Bond	13,254,018,718	12,738,062,530
QMA US Equity Alpha	377,134,704	396,162,319
Quantitative Modeling	160,748,199	100,413,257
Western Asset Core Plus Bond	2,803,652,990	2,885,025,416
Western Asset Emerging Markets Debt	85,484,234	33,917,918

A summary of cost of purchases and proceeds of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2013, is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Quantitative Modeling
AQR Emerging Markets Equity	$—	$1,815,737	$711,525	$—	$1,028,413
AQR Large-Cap	—	33,924,639	1,078,744	—	32,245,801
BlackRock Value	5,915,824	1,407,923	4,148,537	—	4,083,071
ClearBridge Dividend Growth	—	15,861,979	371,315	—	16,279,853
Federated Aggressive Growth	1,352,354	1,287,377	72,910	—	2,742,825
Goldman Sachs Concentrated Growth	8,342,186	1,853,168	11,317,964	—	—
Goldman Sachs Large Cap Value	5,939,164	1,451,584	4,244,794	—	4,127,769
Goldman Sachs Mid-Cap Growth	693,120	173,988	738,693	—	220,299
Goldman Sachs Small-Cap Value	1,088,488	843,877	23,607	—	2,115,011
High Yield	2,249,258	641,976	667,332	—	2,257,546
International Growth	13,406,669	5,993,415	433,442	—	18,766,468
International Value	13,391,253	5,882,142	515,071	—	18,823,041
Investment Grade Bond	102,009	5,766,101	—	—	5,863,782
Jennison Large Cap Growth	11,055,503	3,017,542	7,895,628	—	7,347,359
Jennison Large Cap Value	11,900,754	2,977,702	10,482,544	—	6,214,992
Large-Cap Value	12,038,749	2,769,618	6,900,078	—	10,365,402
Lord Abbett Core Fixed Income	5,761,922	2,122,529	295,695	—	7,391,377
Marsico Capital Growth	12,459,813	3,152,722	6,575,500	—	10,895,950
MFS Growth	12,489,278	3,186,923	6,131,369	—	11,056,131
MFS Large-Cap Value	5,855,688	1,451,910	4,186,801	—	4,126,557
Mid-Cap Value	1,835,564	433,899	1,270,776	—	1,269,382
Money Market	775,611	160,135	680,714	—	255,032
Neuberger Berman Core Bond	1,981,497	656,005	94,170	—	2,461,335
Neuberger Berman Mid-Cap Growth	1,031,260	260,726	495,497	—	919,546
Parametric Emerging Markets Equity	4,463,630	2,539,958	5,204,236	—	1,640,546
PIMCO Limited Maturity	1,202,927	427,465	44,932	—	1,559,735
PIMCO Total Return Bond	10,798,882	3,932,597	594,003	—	13,721,592
Prudential Core Bond	12,887,304	4,910,981	609,098	—	16,602,537
QMA Emerging Markets	—	2,608,547	1,058,158	—	1,413,483
QMA Large-Cap	—	33,909,278	1,092,372	—	32,119,081
Small-Cap Growth	2,019,011	1,949,562	100,587	—	4,206,597
Small-Cap Value	2,563,488	2,750,491	239,016	—	5,558,230
T. Rowe Price Equity Income	17,693,412	4,338,751	12,340,277	—	12,404,025
T. Rowe Price Large Cap Growth	11,114,472	2,766,747	8,017,500	—	7,422,969
T. Rowe Price Natural Resources	1,288,448	337,981	1,381,896	—	308,666
Western Asset Core Plus Bond	6,948,125	2,475,815	359,277	—	8,846,311
Western Asset Core Emerging Markets Debt	1,517,730	706,409	39,199	—	2,007,955

	$202,163,393	$160,748,199	$100,413,257	$—	$278,668,669

B12

Written options transactions, during the six months ended June 30, 2013, were as follows:

	AST Bond Portfolio 2015		AST Bond Portfolio 2016
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	1,122,004	5,329	597,002	2,792
Expired options	(4)	(1,367)	(2)	(684)
Closed options	(1,122,000)	(3,962)	(597,000)	(2,108)

Balance at end of period	—	$—	—	$—

	AST Bond Portfolio 2017		AST Bond Portfolio 2018
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	4,600,015	21,372	6,805,022	31,551
Expired options	(15)	(5,128)	(22)	(7,521)
Closed options	(4,600,000)	(16,244)	(6,805,000)	(24,030)

Balance at end of period	—	$—	—	$—

	AST Bond Portfolio 2019		AST Bond Portfolio 2020
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	2,704,009	12,625	975,008	6,179
Expired options	(9)	(3,077)	(8)	(2,735)
Closed options	(2,704,000)	(9,548)	(975,000)	(3,444)

Balance at end of period	—	$—	—	$—

	AST Bond Portfolio 2021		AST Bond Portfolio 2022
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	5,537,010	22,971	6,800,009	27,089
Expired options	(10)	(3,419)	(9)	(3,077)
Closed options	(5,537,000)	(19,552)	(6,800,000)	(24,012)

Balance at end of period	—	$—	—	$—

	AST Bond Portfolio 2023		AST Prudential Core Bond Portfolio
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	—	$—
Written options	2,489,033	20,071	65,362,000	230,601
Expired options	(33)	(11,282)	—	—
Closed options	(2,489,000)	(8,789)	(65,362,000)	(230,601)

Balance at end of period	—	$—	—	$—

B13

	AST Western Asset Core Plus Bond
	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—
Written options	5,476,100	1,094,184
Expired options	(682,000)	(147,424)
Closed options	(4,794,100)	(946,760)

Balance at end of period	—	$—

6.	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7.	Line of Credit

The Portfolios, along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2013
Bond Portfolio 2015	$270,167	1.45%	6	—
Bond Portfolio 2016	496,125	1.45%	24	—
Bond Portfolio 2017	1,373,625	1.45%	8	—
Bond Portfolio 2018	1,210,538	1.45%	13	—
Bond Portfolio 2021	11,024,913	1.44%	23	—
Bond Portfolio 2022	17,616,227	1.44%	22	—
Global Real Estate	2,902,308	1.44%	13	—
High Yield	3,804,000	1.44%	4	—
QMA US Equity Alpha	1,045,000	1.45%	3	$1,045,000

8.	Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

B14

9.	Ownership

As of June 30, 2013, substantially all shares of each Portfolio were owned of record by PALAC, Pruco Life Arizona, PLNJ and PICA on behalf of the owners of the variable insurance products issued by each of these entities.

B15

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2015
	Six Months Ended June 30, 2013(d)		Year Ended December 31,				January 28, 2008(c) through December 31, 2008(d)
			2012(d)	2011(d)	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.08		$9.66	$11.96	$11.39	$11.49	$10.00

Income (Loss) From Investment Operations:
Net investment income	.07		.15	.21	.16	.09	.12
Net realized and unrealized gain (loss) on investments	(.13)		.13	.47	.89	(.14)	1.37

Total from investment operations	(.06)		.28	.68	1.05	(.05)	1.49

Less Distributions:	—		(.86)	(2.98)	(.48)	(.05)	—

Net Asset Value, end of period	$9.02		$9.08	$9.66	$11.96	$11.39	$11.49

Total Return(a)	(.66)%		3.02%	6.40%	9.38%	(.38)%	14.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$59.2		$83.7	$115.4	$134.1	$189.0	$221.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.97	%(e)	.90%	.87%	.83%	.81%	.90	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.97	%(e)	.90%	.87%	.83%	.81%	.90	%(e)
Net investment income	1.55	%(e)	1.62%	2.03%	1.02%	.71%	1.27	%(e)
Portfolio turnover rate(f)	136	%(g)	364%	292%	181%	303%	1433	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2016
	Six Months Ended June 30, 2013		Year Ended December 31,			January 2, 2009(c) through December 31, 2009
			2012(d)	2011(d)	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.71		$8.48	$10.56	$9.55	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.03		.05	.04	.21	—	(e)
Net realized and unrealized gain (loss) on investments	(.13)		.29	.82	.80	(.45)

Total from investment operations	(.10)		.34	.86	1.01	(.45)

Less Distributions:	—		(.11)	(2.94)	—	—

Net Asset Value, end of period	$8.61		$8.71	$8.48	$10.56	$9.55

Total Return(a)	(1.15)%		4.17%	9.64%	10.58%	(4.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$40.6		$49.3	$104.9	$43.0	$28.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(f)	.96%	.98%	.93%	1.00	%(f)
Expenses Before Waivers and/or Expense Reimbursement	1.15	%(f)	.96%	.98%	.93%	1.74	%(f)
Net investment income (loss)	.59	%(f)	.53%	.42%	1.04%	(0.09	)%(f)
Portfolio turnover rate(g)	220	%(h)	355%	368%	615%	455	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2017
	Six Months Ended June 30, 2013(d)		Year Ended December 31,		January 4, 2010(c) through December 31, 2010(d)
			2012(d)	2011(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.15		$11.61	$10.96	$10.00

Income (Loss) From Investment Operations:
Net investment income	.05		.08	.09	.09
Net realized and unrealized gain (loss) on investments	(.38)		.51	1.12	.87

Total from investment operations	(.33)		.59	1.21	.96

Less Distributions:	—		(.05)	(.56)	—

Net Asset Value, end of period	$11.82		$12.15	$11.61	$10.96

Total Return(a)	(2.72)%		5.12%	11.41%	9.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$303.3		$355.6	$508.2	$177.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.80	%(e)	.78%	.80%	.88	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.80	%(e)	.79%	.80%	.88	%(e)
Net investment income	.85	%(e)	.72%	.76%	.85	%(e)
Portfolio turnover rate(f)	125	%(g)	422%	462%	695	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2018
			Year Ended December 31,				January 28, 2008(c) through December 31, 2008
	Six Months Ended June 30, 2013(d)		2012(d)	2011(d)	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.41		$11.85	$11.91	$11.16	$12.23	$10.00

Income (Loss) From Investment Operations:
Net investment income	.05		.09	.09	.16	.08	.04
Net realized and unrealized gain (loss) on investments	(.49)		.58	1.39	1.07	(.83)	2.19

Total from investment operations	(.44)		.67	1.48	1.23	(.75)	2.23

Less Distributions:	—		(.11)	(1.54)	(.48)	(.32)	—

Net Asset Value, end of period	$11.97		$12.41	$11.85	$11.91	$11.16	$12.23

Total Return(a)	(3.55)%		5.72%	13.58%	11.19%	(5.97)%	22.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$385.3		$515.6	$682.9	$100.7	$150.7	$166.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.78	%(e)	.77%	.77%	.87%	.83%	.98	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.79	%(e)	.78%	.78%	.87%	.83%	.98	%(e)
Net investment income	.82	%(e)	.71%	.75%	.95%	.69%	1.04	%(e)
Portfolio turnover rate(f)	157	%(g)	417%	495%	208%	392%	701	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2019
	Six Months Ended June 30, 2013(d)		Year Ended December 31,				January 28, 2008(c) through December 31, 2008(d)
			2012(d)	2011(d)	2010	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.35		$11.08	$11.86	$11.32	$12.31	$10.00

Income (Loss) From Investment Operations:
Net investment income	.03		.07	.16	.09	.08	.09
Net realized and unrealized gain (loss) on investments	(.52)		.55	1.47	1.18	(1.03)	2.22

Total from investment operations	(.49)		.62	1.63	1.27	(.95)	2.31

Less Distributions:	—		(1.35)	(2.41)	(.73)	(.04)	—

Net Asset Value, end of period	$9.86		$10.35	$11.08	$11.86	$11.32	$12.31

Total Return(a)	(4.73)%		5.86%	15.97%	11.36%	(7.70)%	23.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$179.0		$199.0	$56.6	$88.2	$103.6	$124.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.84	%(e)	.89%	.95%	.88%	.86%	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.84	%(e)	.89%	.95%	.88%	.86%	1.08	%(e)
Net investment income	.56	%(e)	.65%	1.44%	.62%	.64%	.95	%(e)
Portfolio turnover rate(f)	193	%(g)	552%	252%	222%	399%	779	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2020
	Six Months Ended June 30, 2013(d)		Year Ended December 31,			January 2, 2009(c) through December 31, 2009
			2012(d)	2011(d)	2010
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.60		$10.26	$10.01	$8.95	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(e)	.10	.12	.07	—	(e)
Net realized and unrealized gain (loss) on investments	(.38)		.44	1.57	.99	(1.05)

Total from investment operations	(.38)		.54	1.69	1.06	(1.05)

Less Distributions:	—		(4.20)	(1.44)	—	—

Net Asset Value, end of period	$6.22		$6.60	$10.26	$10.01	$8.95

Total Return(a)	(5.76)%		6.32%	18.67%	11.84%	(10.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$216.4		$3.7	$24.8	$106.7	$8.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.91	%(f)	1.00%	.96%	.89%	1.00	%(f)
Expenses Before Waivers and/or Expense Reimbursement	.91	%(f)	2.38%	.96%	.89%	2.59	%(f)
Net investment income (loss)	.12	%(f)	1.17%	1.26%	.66%	(.06	)%(f)
Portfolio turnover rate(g)	224	%(h)	470%	306%	854%	433	%(h)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Less than $0.005 per share.

(f)	Annualized.

(g)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2021
	Six Months Ended June 30, 2013(d)		Year Ended December 31,		January 4, 2010(c) through December 31, 2010(d)
			2012(d)	2011(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.00		$13.47	$11.21	$10.00

Income From Investment Operations:
Net investment income	.07		.12	.10	.08
Net realized and unrealized gain on investments	(.92)		.79	2.17	1.13

Total from investment operations	(.85)		.91	2.27	1.21

Less Distributions:	—		(.38)	(.01)	—

Net Asset Value, end of period	$13.15		$14.00	$13.47	$11.21

Total Return(a)	(6.07)%		6.80%	20.30%	12.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$143.2		$381.2	$652.7	$168.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.80	%(e)	.77%	.77%	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.80	%(e)	.78%	.78%	1.03	%(e)
Net investment income	.95	%(e)	.91%	.83%	.82	%(e)
Portfolio turnover rate(f)	198	%(g)	383%	428%	863	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2022
	Six Months Ended June 30, 2013(d)		Year Ended December 31, 2012	January 3, 2011(c) through December 31, 2011

Per Share Operating Performance:
Net Asset Value, beginning of period	$12.93		$12.24	$10.00

Income (Loss) From Investment Operations:
Net investment income	.07		.08	.01
Net realized and unrealized gain (loss) on investments	(1.07)		.64	2.23

Total from investment operations	(1.00)		.72	2.24

Less Distributions:	—		(.03)	—

Net Asset Value, end of period	$11.93		$12.93	$12.24

Total Return(a)	(7.73)%		5.85%	22.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$144.8		$452.9	$339.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.78	%(e)	.78%	.90	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.79	%(e)	.78%	.90	%(e)
Net investment income	1.13	%(e)	.63%	.13	%(e)
Portfolio turnover rate(f)	200	%(g)	420%	585	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST Bond Portfolio 2023
	Six Months Ended June 30, 2013(d)		January 03, 2012(c) through December 31, 2012(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.59		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.01		(.02)
Net realized and unrealized gain (loss) on investments	(.86)		.61

Total from investment operations	(.85)		.59

Net Asset Value, end of period	$9.74		$10.59

Total Return(a)	(8.03)%		5.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$710.5		$142.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.79	%(e)	1.00	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.79	%(e)	1.07	%(e)
Net investment income (loss)	.22	%(e)	(.18	)%(e)
Portfolio turnover rate(f)	230	%(g)	537	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST Bond Portfolio 2024
	January 2, 2013(c) through June 30, 2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Loss From Investment Operations:
Net investment loss	(.01)
Net realized and unrealized loss on investments	(.82)

Total from investment operations	(.83)

Net Asset Value, end of period	$9.17

Total Return(a)	(8.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$315.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.99	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(e)
Net investment loss	(.26	)%(e)
Portfolio turnover rate(f)	325	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST Global Real Estate Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,				May 1, 2008(c) through December 31, 2008
			2012(d)	2011	2010(d)	2009
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.43		$7.57	$8.13	$6.89	$5.23	$10.00

Income (Loss) From Investment Operations:
Net investment income	.07		.14	.16	.17	.14	.13
Net realized and unrealized gain (loss) on investments	.11		1.86	(.56)	1.19	1.66	(4.90)

Total from investment operations	.18		2.00	(.40)	1.36	1.80	(4.77)

Less Distributions:	—		(.14)	(.16)	(.12)	(.14)	—

Net Asset Value, end of period	$9.61		$9.43	$7.57	$8.13	$6.89	$5.23

Total Return(a)	1.91%		26.81%	(5.04)%	20.20%	35.10%	(47.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$581.1		$548.1	$321.7	$380.1	$244.7	$166.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.14	%(e)	1.16%	1.18%	1.19%	1.23%	1.27	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.14	%(e)	1.17%	1.18%	1.19%	1.23%	1.27	%(e)
Net investment income	1.58	%(e)	1.66%	2.00%	2.89%	2.64%	2.79	%(e)
Portfolio turnover rate	20	%(f)	39%	55%	37%	59%	66	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

	AST High Yield Portfolio
	Six Months Ended June 30, 2013(c)		Year Ended December 31,
			2012	2011	2010(c)	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.66		$7.21	$7.43	$6.86	$5.30	$7.75

Income (Loss) From Investment Operations:
Net investment income	.23		.49	.52	.47	.48	.40
Net realized and unrealized gain (loss) on investments	(.11)		.46	(.28)	.43	1.35	(2.22)

Total from investment operations	.12		.95	.24	.90	1.83	(1.82)

Less Distributions:	—		(.50)	(.46)	(.33)	(.27)	(.63)

Net Asset Value, end of period	$7.78		$7.66	$7.21	$7.43	$6.86	$5.30

Total Return(a)	1.57%		13.88%	3.17%	13.67%	35.35%	(25.54)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,339.9		$1,605.7	$1,337.7	$1,384.5	$897.8	$331.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.80	%(d)	.82%	.86%	.87%	.89%	.88%
Expenses Before Waivers and/or Expense Reimbursement	.86	%(d)	.88%	.88%	.88%	.91%	.91%
Net investment income	5.99	%(d)	6.47%	6.71%	6.63%	7.98%	7.60%
Portfolio turnover rate	29	%(e)	64%	93%	116%	76%	204%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST Lord Abbett Core Fixed Income Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012	2011(c)	2010(c)	2009	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.50		$11.30	$10.43	$9.87	$7.92	$11.59

Income (Loss) From Investment Operations:
Net investment income	.09		.14	.24	.62	.49	.72
Net realized and unrealized gain (loss) on investments	(.39)		.52	.81	.63	2.16	(3.13)

Total from investment operations	(.30)		.66	1.05	1.25	2.65	(2.41)

Less Distributions:	—		(.46)	(.18)	(.69)	(.70)	(1.26)

Net Asset Value, end of period	$11.20		$11.50	$11.30	$10.43	$9.87	$7.92

Total Return(a)	(2.61)%		5.93%	10.17%	13.41%	34.77%	(23.35)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,191.6		$2,545.6	$1,951.6	$424.0	$441.2	$278.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.75	%(d)	.75%	.80%	.96%	.96%	.93%
Expenses Before Waivers and/or Expense Reimbursement	.89	%(d)	.92%	.93%	.96%	.96%	.95%
Net investment income	1.20	%(d)	1.39%	2.15%	6.12%	6.74%	6.93%
Portfolio turnover rate	300	%(e)	580%	696%	55%	48%	30%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Neuberger Berman Core Bond Portfolio
	Six Months Ended June 30, 2013(c)		Year Ended December 31, 2012(c)	October 17, 2011(d) through December 31, 2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.59		$10.13	$10.00

Income (Loss) From Investment Operations:
Net investment income	.05		.13	.03
Net realized and unrealized gain (loss) on investments	(.40)		.36	.10

Total from investment operations	(.35)		.49	.13

Less Distributions:	—		(.03)	—

Net Asset Value, end of period	$10.24		$10.59	$10.13

Total Return(a)	(3.31)%		4.88%	1.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$497.0		$610.6	$894.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.82	%(e)	.79%	.84	%(e)
Expenses Before Waivers and/or Expense
Reimbursement	.83	%(e)	.82%	.87	%(e)
Net investment income	.87	%(e)	1.23%	1.51	%(e)
Portfolio turnover rate	186	%(f)	361%	51	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Commencement of operations.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	AST Prudential Core Bond Portfolio
	Six Months Ended June 30, 2013(d)		Year Ended December 31, 2012(d)	October 17, 2011(c) through December 31, 2011

Per Share Operating Performance:
Net Asset Value, beginning of period	$10.81		$10.14	$10.00

Income (Loss) From Investment Operations:
Net investment income	.11		.24	.02
Net realized and unrealized gain (loss) on investments	(.48)		.48	.12

Total from investment operations	(.37)		.72	.14

Less Distributions:	—		(.05)	—

Net Asset Value, end of period	$10.44		$10.81	$10.14

Total Return(a)	(3.42)%		7.11%	1.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,167.6		$3,869.6	$1,792.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.74	%(e)	.75%	.78	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.79	%(e)	.82%	.84	%(e)
Net investment income	2.12	%(e)	2.38%	1.38	%(e)
Portfolio turnover rate(f)	464	%(g)	532%	309	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

	AST QMA US Equity Alpha Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012		2011		2010		2009		2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.60		$11.55		$11.24		$9.84		$8.23		$13.70

Income (Loss) From Investment Operations:
Net investment income	.07		.13		.10		.08		.06		.15
Net realized and unrealized gain (loss) on investments	1.78		2.03		.29		1.39		1.71		(5.36)

Total from investment operations	1.85		2.16		.39		1.47		1.77		(5.21)

Less Distributions:	—		(.11)		(.08)		(.07)		(.16)		(.26)

Net Asset Value, end of period	$15.45		$13.60		$11.55		$11.24		$9.84		$8.23

Total Return(a)	13.60%		18.81%		3.46%		15.05%		21.82%		(38.72)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$449.4		$416.3		$305.2		$339.7		$277.7		$198.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.63	%(d)(e)	1.78	%(e)	1.49	%(e)	1.57	%(e)	1.80	%(e)	1.41	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.64	%(d)(e)	1.78	%(e)	1.66	%(e)	1.66	%(e)	1.80	%(e)	1.41	%(e)
Net investment income	.75	%(d)	1.01%		.81%		.83%		.89%		1.37%
Portfolio turnover rate	53	%(f)	137%		128%		89%		96%		189%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.50% for the six months ended June 30, 2013, and 0.63%, 0.49%, 0.49%, 0.60% and 0.38% for the years December 31, 2012, 2011, 2010, 2009 and 2008, respectively.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	AST Quantitative Modeling Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31, 2012	May 2, 2011(c) through December 31, 2011

Per Share Operating Performance:
Net Asset Value, beginning of period	$10.18		$9.00	$10.00
Income (Loss) From Investment Operations:
Net investment income (loss)	(.03)		.05	.01
Net realized and unrealized gain (loss) on investments	.78		1.13	(1.01)

Total from investment operations	.75		1.18	(1.00)

Less Distributions:	—		— (d)	—

Net Asset Value, end of period	$10.93		$10.18	$9.00

Total Return(a)	7.37%		13.16%	(10.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$280.1		$203.6	$84.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.30	%(e)	.31%	.30	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.30	%(e)	.32%	.55	%(e)
Net investment income (loss)	(.29	)%(e)	.72%	.22	%(e)
Portfolio turnover rate	41	%(f)	81%	264	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

	AST Western Asset Core Plus Bond Portfolio
	Six Months Ended June 30, 2013(c)		Year Ended December 31,
			2012	2011(c)	2010(c)	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.72		$10.70	$10.51	$9.98	$9.45	$10.00

Income (Loss) From Investment Operations:
Net investment income	.13		.28	.32	.32	.36	.51
Net realized and unrealized gain (loss) on investments	(.38)		.53	.30	.45	.71	(1.04)

Total from investment operations	(.25)		.81	.62	.77	1.07	(.53)

Less Distributions:	—		(.79)	(.43)	(.24)	(.54)	(.02)

Net Asset Value, end of period	$10.47		$10.72	$10.70	$10.51	$9.98	$9.45

Total Return(a)	(2.33)%		7.86%	6.02%	7.80%	11.75%	(5.31)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,419.9		$2,856.0	$2,439.5	$3,049.4	$1,719.0	$772.9
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.78	%(d)	.78%	.80%	.80%	.82%	.82%
Expenses Before Waivers and/or Expense Reimbursement	.79	%(d)	.82%	.83%	.83%	.83%	.82%
Net investment income	2.36	%(d)	2.70%	2.99%	3.11%	3.66%	4.57%
Portfolio turnover rate	141	%(e)	302%	572%	612%	334%	645%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	AST Western Asset Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2013(d)		August 20, 2012(c) through December 31, 2012(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.45		$10.00

Income (Loss) From Investment
Operations:
Net investment income	.20		.13
Net realized and unrealized gain (loss) on Investments	(1.08)		.32

Total from investment operations	(.88)		.45

Net Asset Value, end of period	$9.57		$10.45

Total Return(a)	(8.42)%		4.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$303.3		$293.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.96	%(e)	.94	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.01	%(e)	1.01	%(e)
Net investment income	3.90	%(e)	3.49	%(e)
Portfolio turnover rate	12	%(f)	6	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Approval of Advisory Agreements

Renewal of Existing Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of eleven individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC and AST Investment Services, Inc. (together with Prudential Investments LLC, collectively referred to herein as PI) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 11-12, 2013 (the Meeting) and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.1

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and

[1]	The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Western Asset Emerging Markets Debt Portfolio, and AST Bond Portfolio 2024, because each Portfolio commenced operations in 2012 or earlier in 2013, and the sole shareholder and the Board had previously approved the management and subadvisory agreements for each Portfolio during 2012 or 2013 for an initial period of two years. The Board noted that it would consider the renewal of the agreements for each Portfolio as part of its annual review of the Trust’s advisory agreements in 2014.

recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM) and Quantitative Management Associates LLC (QMA), which serve as subadvisers to certain of the Portfolios, are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM and QMA, each of which are affiliates of PI, both separately and on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that, prior to February 2013, the management fee schedule for most of the Portfolios of the Trust did not contain breakpoints that would reduce the fee rate on assets above specified levels (with the exception of the AST Bond Portfolios (AST Bond Portfolios 2015, 2016, 2017, 2018, 2019, 2020, 2021, 2022 and 2023). The Board also took under consideration that, in conjunction with the February 2013 shareholder approval of a distribution and services (12b-1) plan for most Trust Portfolios, PI had reduced the management fee that it receives from each Portfolio covered under the plan by amending the Trust’s management agreement to include management fee breakpoints in the fee schedule for each Portfolio which did not previously have breakpoints in its management fee schedule, and to insert additional management fee breakpoints into the fee schedules for each Portfolio which had preexisting management fee breakpoints.

The Board received and discussed information concerning whether PI realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be.

With respect to the AST Bond Portfolios, the Board noted that the management fee schedule for each Portfolio includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at their current level of assets, the Portfolios’ effective fee rates reflected some of those rate reductions.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2012, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2012. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., (“Lipper”) an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios, to adjust expense ratios for selected Portfolios, as well as to institute new waivers or expense caps for selected Portfolios, as is specifically noted below.

In addition, the Board noted that the Administrative Services Fee that was in effect during 2012 had been subject to a tiered Administrative Services Fee waiver, pursuant to which PI waived a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio, as follows: for a Portfolio’s average daily net assets of $300 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $300 million up to and including $500 million, the Administrative Services Fee is reduced to 0.08%; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Services Fee is reduced to 0.07%; and for a Portfolio’s average daily net assets over $750 million, the Administrative Services Fee is reduced to 0.06%. The Board noted that, as a result of shareholder approval of a 12b-1 plan for most of the Portfolios of the Trust in February 2013 and the corresponding inclusion of fee breakpoints in the Portfolios’ management fee schedules, the Administrative Services Fee was discontinued in February 2013.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Bond Portfolio 2015
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2015 Index (Barclays 2015 Index) over the one-year period. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index for the longer term and the Barclays 2015 Index for the one-year period, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2016
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2016 Index (Barclays 2016 Index) over the one-year period. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and the Barclays 2016 Index for the one-year period, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2017
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2017 Index (Barclays 2017 Index) over the one-year period. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for net total expenses was attributable to fourth quartile rankings for actual management expenses and other non-management expenses,

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and the Barclays 2017 Index for the one-year period, and lack of a three-year track record, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2018
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2018 Index (Barclays 2018 Index) over the one-year period. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•

The Board noted PI’s explanation that the Portfolio’s fourth quartile ranking for net total expenses was attributable to fourth quartile rankings for actual management expenses and other non-management expenses,

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and the Barclays 2018 Index over the one-year period, and Peer Universe over the longer-term, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2019
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2019 Index (Barclays 2019 Index) over the one-year period. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and the Barclays 2019 Index over the one-year period, and Peer Universe over the longer-term, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2020
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2020 Index (Barclays 2020 Index) over the one-year period. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and the Barclays 2020 Index over the one-year period, and Peer Universe over the longer-term, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2021
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2021 Index (Barclays 2021 Index). The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and the Barclays 2021 Index over the one-year period, and lack of a three-year track record, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2022
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board considered that the Portfolio outperformed the Barclays Target Maturity Zero Coupon Swaps 2022 Index (Barclays 2022 Index) over the one-year period. The Board noted PI’s belief that this index provides an appropriate basis for performance comparisons because it more accurately represents the duration and credit profile of the Portfolio’s assets, although the Portfolio’s performance may deviate from its benchmark index and its Peer Universe.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and the Barclays 2022 Index over the one-year period, and lack of a three-year track record, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Bond Portfolio 2023
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that because the Portfolio commenced operations during 2012, it did not yet have a full-year performance record for evaluation.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•

The Board concluded that, in light of the Portfolio’s recent inception date, it would be in the best interests of the Portfolio and its shareholder to renew the agreements to allow the subadviser to develop a performance record to be compared against.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Global Real Estate Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and Peer Universe over longer periods, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST High Yield Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that the Portfolio’s then existing subadviser was replaced by Prudential Investment Management, Inc. (PIM) and J.P. Morgan Investment Management, Inc. in August 2010, and as a result most of the Portfolio’s historical performance did not reflect the current operation of the Portfolio.

•

The Board further noted PI’s assertion that the Portfolio’s underperformance over the one-year period was attributable to the fact that the Portfolio invested in bonds with higher credit ratings while bonds with lower credit ratings experienced a strong rally, and PI’s assertion that the Portfolio’s benchmark has a much higher exposure to lower quality bonds compared to the Portfolio.

•

The Board accepted PI’s recommendation to reduce the existing voluntary cap on Portfolio expenses from 0.80% to 0.72%, and noted that the reduction in the expense cap should move total expenses into the third quartile.

•

The Board concluded that it was reasonable to allow the subadvisers to continue to build performance records against which performance could be evaluated, and therefore it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Lord Abbett Core Fixed Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that PI had contractually agreed to waive 0.13% of its management fee through June 30, 2015. The Board accepted PI’s recommendation to implement an additional contractual management fee waiver of 0.21% through June 30, 2014.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index, and competitive performance against its Peer Universe over longer periods, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Neuberger Berman Core Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that PI contractually agreed through June 30, 2015 to waive a portion of its management fee such that the fee equals 0.70% on the first $500 million of assets, 0.675% on assets between $500 million and $1 billion, and 0.65% on assets over $1 billion.

•	The Board accepted PI’s recommendation to implement an additional contractual management fee waiver, pursuant to which PI will waive 0.16% of its management fee through June 30, 2014.

•

The Board concluded that, in light of the Portfolio’s recent inception date and competitive performance against its benchmark index, it would be in the best interests of the Portfolio and its shareholder to renew the agreements to allow the subadviser to develop a performance record to be evaluated against.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Core Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board noted that PI contractually agreed through June 30, 2015 to waive a portion of its management fee such that the fee equals 0.70% on the first $500 million of assets, 0.675% on assets between $500 million and $1 billion, and 0.65% on assets over $1 billion.

•

The Board concluded that, in light of the Portfolio’s recent inception date and competitive performance against its benchmark index, it would be in the best interests of the Portfolio and its shareholders to renew the agreements to allow the subadviser to develop a performance record to be evaluated against.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA US Equity Alpha Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- , three- and five-year periods, though it underperformed its benchmark index over the ten-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Quantitative Modeling Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•

The Board concluded that, in light of the Portfolio’s recent inception date and competitive performance against its benchmark index, it would be in the best interests of the Portfolio and its shareholder to renew the agreements to allow the subadviser to continue to develop a performance record to be evaluated against.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Western Asset Core Plus Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, and five-year periods.

•	The Board accepted PI’s recommendation to implement a contractual management fee waiver of 0.15% through June 30, 2014.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Approval of New Management and Subadvisory Agreements

Approval of New Management and Subadvisory Agreements: AST Bond Portfolio 2024

Initial Approval of the Portfolio’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered the proposed management agreement with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) and the proposed subadvisory agreement with Prudential Investment Management, Inc. (PIM or the Subadviser) with respect to the AST Bond Portfolio 2024 (the Portfolio) prior to the Portfolio’s commencement of operations. The Board, including all of the Independent Trustees, met on September 24-26, 2012 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Portfolio.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; performance information; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the agreements; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager and the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on September 24-26, 2012. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and the Subadviser, which information had been provided throughout the year at regular Board meetings.

In their deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Portfolio.

The Board determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determination to approve the agreements are separately discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement at the June 13-15, 2012 meetings, and concluded that it was satisfied with the nature, quality and extent of services provided by the Manager under the management agreement covering the other Portfolios of the Trust. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the amended management agreement covering the Portfolio would be similar in nature to those provided under the existing management agreement.

With respect to the Subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio under the new subadvisory agreement. The Manager also noted that PIM currently subadvises other portfolios of the Trust, including other portfolios of the Trust that are substantially similar to the Portfolio (collectively, the “Comparable Funds”).

The Board considered, among other things, the background and experience of the portfolio managers for the Subadviser. The Board also noted that it had received information pertaining to the background and experience of the portfolio managers for the Subadviser in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the June 13-15, 2012 meetings. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the Subadviser in connection with the renewal of the relevant subadvisory agreements for the Comparable Funds at the June 13-15, 2012 meetings. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to the Subadviser’s management of the Comparable Funds. With respect to the Subadviser, the Board considered its experience and reputation in managing other funds with similar investment objectives and strategies.

The Board concluded that with respect to the Subadviser, based on the nature of the proposed services to be rendered and the background information that it reviewed about PIM, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

Because the Portfolio had not yet commenced operations, no investment performance for the Portfolio existed for Board review. The Board, however, received and considered information regarding PIM’s investment performance in managing strategies similar to the ones used by the Portfolio, including the Comparable Funds. The Board concluded that it was satisfied with the performance record of the Subadviser.

Fee Rates

The Board considered the proposed management fee rate to be paid by the Portfolio to the Manager and the proposed subadvisory fee rate to be paid by the Manager to the Subadviser. The Board considered that the investment management fee rates and the subadvisory fee rates were the same as the rates in place for the Comparable Funds.

The Board considered comparisons with fees and expenses of similar funds based on comparative data from a third-party service provider. The Board considered that the Portfolio had increased liquidity requirements compared to other funds within the comparison fund universe. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the Portfolio were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information to be reviewed with respect to the Portfolio. The Board noted, however, that it had received and considered profitability information for the Comparable Funds in connection with the renewal of the relevant advisory agreements for the Comparable Funds at the June 13-15, 2012 meetings. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the investment advisory and subadvisory fee schedules for the Portfolio contained breakpoints that reduced the fee rate on assets above specified levels. The Board also noted that the advisory and subadvisory agreements for the Comparable Funds contained breakpoints that reduced the advisory and subadvisory fee rates on assets above specified levels. Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would consider economies of scale in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and PIM in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager and PIM were similar to benefits derived by the Manager and PIM in connection with their management of the other portfolios of the Trust, including the Comparable Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by other subadvisers to the Trust, and that those benefits are reviewed on an annual basis. The Board noted that it also considered these factors in connection with the renewal of the advisory agreements for the Comparable Funds at the June 13-15, 2012 meetings and that it will review ancillary benefits in connection with future reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that the approval of the investment advisory and subadvisory agreements was in the best interests of the Portfolio.

Proxy Voting Results (Unaudited)

1. At special joint meetings of each Portfolio of the Trust held on February 14, 2013, shareholders of the Trust’s Portfolios approved the election of the following individuals to the Trust’s Board of Trustees:

Susan Davenport Austin
For	14,856,658,813.544
Withheld	601,523,836.517

Sherry S. Barrat
For	14,875,516,907.467
Withheld	582,665,742.594

Kay Ryan Booth
For	14,875,526.371.420
Withheld	582,656,278.641

Timothy S. Cronin
For	14,893,388,068.436
Withheld	564,794,581.625

Delayne Dedrick Gold
For	14,831,761,608.273
Withheld	626,421,041.788

Robert F. Gunia
For	14,871,016,149.621
Withheld	587,166,500.440

W. Scott McDonald, Jr.
For	14,845,060,424.795
Withheld	613,122,225.266

Thomas T. Mooney
For	14,857,386,432.828
Withheld	600,796,217.233

Thomas M. O’Brie
For	14,883,706,788.023
Withheld	574,475,862.038

Robert F. O’Donnell
For	14,887,600,982.090
Withheld	570,581,667.971

F. Don Schwartz
For	14,825,543,871.654
Withheld	632,638,778.407

2. At special joint meetings of the indicated Portfolios of the Trust held on February 14, 2013, shareholders of each Portfolio approved a proposal to adopt a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

AST Bond Portfolio 2015

	Shares Voted	%Voted
For	8,669,431.182	90.445%
Against	41,798.059	0.436%
Abstain	874,112.845	9.119%

AST Bond Portfolio 2016

	Shares Voted	%Voted
For	6,393,757.312	94.681%
Against	117,299.899	1.737%
Abstain	241,917.367	3.582%

AST Bond Portfolio 2017

	Shares Voted	%Voted
For	27,486,574.925	89.564%
Against	1,279,452.802	4.169%
Abstain	1,923,333.919	6.267%

AST Bond Portfolio 2018

	Shares Voted	%Voted
For	38,569,812.077	89.723%
Against	2,169,932.292	5.048%
Abstain	2,248,202.437	5.229%

AST Bond Portfolio 2019

	Shares Voted	%Voted
For	16,294.252.498	90.863%
Against	495,456.971	2.763%
Abstain	1,143,143.913	6.374%

AST Bond Portfolio 2020

	Shares Voted	%Voted
For	442,309.530	77.836%
Against	125,951.366	22.164%
Abstain	—	—

AST Bond Portfolio 2021

	Shares Voted	%Voted
For	24,418,153.983	87.630%
Against	965,494.000	3.464%
Abstain	2,481,715.737	8.906%

AST Bond Portfolio 2022

	Shares Voted	%Voted
For	31,931,782.038	91.005%
Against	1,086,832.539	3.097%
Abstain	2,069,526.362	5.898%

AST Bond Portfolio 2023

	Shares Voted	%Voted
For	13,127,057.122	93.446%
Against	362,565.060	2.581%
Abstain	558,194.596	3.973%

AST Global Real Estate Portfolio

	Shares Voted	%Voted
For	52,505,344.356	93.085%
Against	1,889,068.924	3.349%
Abstain	2,011,487.623	3.566%

AST High Yield Portfolio

	Shares Voted	%Voted
For	186,423,764.547	92.188%
Against	7,435,102.349	3.677%
Abstain	8,362,237.429	4.135%

AST Lord Abbett Core Fixed Income Portfolio

	Shares Voted	%Voted
For	194,106,851.220	92.234%
Against	7,537,971.244	3.582%
Abstain	8,805.764.337	4.184%

AST Neuberger Berman Core Bond Portfolio

	Shares Voted	%Voted
For	93,415,960.497	92.339%
Against	4,460,450.669	4.409%
Abstain	3,289,949.479	3.252%

AST Prudential Core Bond Portfolio

	Shares Voted	%Voted
For	234,105,910.867	94.069%
Against	5,460,129.425	2.194%
Abstain	9,300,169.143	3.737%

AST QMA US Equity Alpha Portfolio

	Shares Voted	%Voted
For	27,983,543.899	93.580%
Against	674,423.690	2.255%
Abstain	1,245,479.504	4.165%

AST Western Asset Core Plus Bond Portfolio

	Shares Voted	%Voted
For	253,307,719.679	93.311%
Against	6,658,739.936	2.453%
Abstain	11,499,809.670	4.236%

AST Western Asset Emerging Markets Debt Portfolio

	Shares Voted	%Voted
For	58,945,609.301	95.754%
Against		0%
Abstain	2,613,813.174	4.246%

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

All are Prudential Financial companies, and each is solely responsible for its financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229491-00002-00    AST-SAR-B

ADVANCED SERIES TRUST

SEMIANNUAL REPORT •  JUNE 30, 2013

This report is one of several that provides financial information about certain investment choices available under variable annuity contracts. Based on the variable annuity contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Advanced Strategies Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST Defensive Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST Franklin Templeton Founding Funds Plus Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Growth Allocation Portfolio
AST RCM World Trends Portfolio
AST Schroders Global Tactical Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST T. Rowe Price Asset Allocation Portfolio

For information about enrolling in e-Delivery, please refer to the instructions below. Thank you.

Individual Annuity Contract Owners - To receive your reports online, go to www.annuities.prudential.com/investor/edelivery, or scan the code below.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2013

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Advanced Strategies Portfolio	A1
	AST Balanced Asset Allocation Portfolio	A51
	AST BlackRock Global Strategies Portfolio	A55
	AST Defensive Asset Allocation Portfolio	A92
	AST First Trust Balanced Target Portfolio	A95
	AST Franklin Templeton Founding Funds Plus Portfolio	A111
	AST PIMCO Limited Maturity Bond Portfolio	A113
	AST PIMCO Total Return Bond Portfolio	A130
	AST Preservation Asset Allocation Portfolio	A161
	AST Prudential Growth Allocation Portfolio	A165
	AST RCM World Trends Portfolio	A204
	AST Schroders Global Tactical Portfolio	A223
	AST Schroders Multi-Asset World Strategies Portfolio	A250
	AST T. Rowe Price Asset Allocation Portfolio	A285

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2013

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Robert F. O’Donnell

President,

Advanced Series Trust	July 31, 2013

Advanced Series Trust Presentation of Portfolio Holdings	June 30, 2013

AST Advanced Strategies
Five Largest Holdings	(% of Net Assets	)
SPDR S&P 500 ETF Trust	2.9%
iShares MSCI EAFE Index Fund	2.0%
iShares Core Total US Bond Market ETF	1.8%
U.S. Treasury Inflationary Indexed Bonds, TIPS 0.125%, 07/15/22	1.4%
U.S. Treasury Notes 2.000%, 11/15/21	1.3%

AST Balanced Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	9.8%
AST AQR Large-Cap Portfolio	9.3%
AST QMA Large-Cap Portfolio	9.3%
AST PIMCO Total Return Bond Portfolio	8.1%
AST International Value Portfolio	5.5%

AST BlackRock Global Strategies
Allocation	(% of Net Assets	)
Common Stocks	18.7%
Corporate Bonds	17.7%
U.S. Government Agency Obligations	9.2%
Exchange Traded Funds	8.3%
U.S. Treasury Obligations	8.2%

AST Defensive Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	24.7%
AST PIMCO Total Return Bond Portfolio	20.4%
AST Western Asset Core Plus Bond Portfolio	13.1%
AST Lord Abbett Core Fixed-Income Portfolio	10.9%
AST High Yield Portfolio	3.7%

AST First Trust Balanced Target
Five Largest Holdings	(% of Net Assets	)
Gildan Activewear, Inc. (Canada)	1.2%
Microsoft Corp.	1.1%
Mohawk Industries, Inc.	1.1%
Whirlpool Corp.	1.1%
Intel Corp.	1.1%

AST Franklin Templeton Founding Funds Plus
Five Largest Holdings	(% of Net Assets	)
AST Franklin Templeton Founding Funds Allocation Portfolio	75.0%
AST Templeton Global Bond Portfolio	25.0%

AST PIMCO Limited Maturity Bond
Allocation	(% of Net Assets	)
U.S. Treasury Oligations	41.7%
Corporate Obligations	18.8%
Residential Mortgage-Backed Securities	12.6%
U.S. Government Agency Obligations	11.7%
Foreign Government Bonds	6.5%

AST PIMCO Total Return Bond
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	45.0%
U.S. Treasury Obligations	31.6%
Corporate Bonds	13.7%
Residential Mortgage-Backed Securities	6.2%
Municipal Bonds	4.8%

AST Preservation Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST Prudential Core Bond Portfolio	17.6%
AST PIMCO Total Return Bond Portfolio	14.5%
AST Western Asset Core Plus Bond Portfolio	9.4%
AST Lord Abbett Core Fixed-Income Portfolio	7.8%
AST AQR Large-Cap Portfolio	5.4%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Presentation of Portfolio Holdings (continued)	June 30, 2013

AST Prudential Growth Allocation
Five Largest Holdings	(% of Net Assets	)
Federal National Mortgage Assoc. 3.500%, TBA	1.7%
Federal National Mortgage Assoc. 3.500%, TBA	1.4%
Apple, Inc.	1.3%
Exxon Mobil Corp.	1.0%
U.S. Treasury Notes—When Issued 1.375%, 06/30/18	0.9%

AST RCM World Trends
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	1.3%
General Electric Co.	1.2%
Apple, Inc.	1.1%
AT&T, Inc.	1.0%
Pfizer, Inc.	0.9%

AST Schroders Global Tactical
Five Largest Holdings	(% of Net Assets	)
iShares Core S&P 500 ETF	6.7%
SPDR S&P 500 ETF Trust	6.3%
iShares Russell 1000 Value Index Fund	5.5%
T. Rowe Price Value Fund (Retail Shares)	4.7%
Neuberger Berman Genesis Fund (Institutional Shares)	4.1%

AST Schroders Multi-Asset World Strategies
Five Largest Holdings	(% of Net Assets	)
T. Rowe Price Value Fund (Retail Shares)	4.6%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	2.7%
iShares Core S&P 500 ETF	2.7%
Heartland Value Plus Fund
(Institutional Shares)	2.1%
Vanguard Total Stock Market ETF	1.6%

AST T. Rowe Price Asset Allocation
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes
0.875%, 02/28/17	1.3%
Apple, Inc.	1.3%
Exxon Mobil Corp.	1.2%
Microsoft Corp.	0.9%
JPMorgan Chase & Co.	0.9%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2013

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 31, 2013 through June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Advanced Strategies Portfolio	Actual	$1,000.00	$1,048.80	0.95%	$4.83
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
AST Balanced Asset Allocation Portfolio	Actual	$1,000.00	$1,054.60	0.99%	$5.04
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
AST BlackRock Global Strategies Portfolio	Actual	$1,000.00	$1,026.20	1.11%	$5.58
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
AST Defensive Asset Allocation Portfolio	Actual**	$1,000.00	$948.00	2.59%	$4.35
	Hypothetical	$1,000.00	$1,011.95	2.59%	$12.92
AST First Trust Balanced Target Portfolio	Actual	$1,000.00	$1,020.50	0.93%	$4.66
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST Franklin Templeton Founding Funds Plus Portfolio	Actual**	$1,000.00	$980.00	1.28%	$2.19
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41
AST PIMCO Limited Maturity Bond Portfolio	Actual	$1,000.00	$983.90	0.75%	$3.69
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
AST PIMCO Total Return Bond Portfolio	Actual	$1,000.00	$971.20	0.72%	$3.52
	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61
AST Preservation Asset Allocation Portfolio	Actual	$1,000.00	$1,019.90	0.95%	$4.76
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
AST Prudential Growth Allocation Portfolio	Actual	$1,000.00	$1,036.20	0.93%	$4.70
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
AST RCM World Trends Portfolio	Actual	$1,000.00	$1,019.60	1.02%	$5.11
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11
AST Schroders Global Tactical Portfolio	Actual	$1,000.00	$1,059.10	1.17%	$5.97
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2013

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Schroders Multi-Asset World Strategies Portfolio	Actual	$1,000.00	$1,032.60	1.32%	$6.65
	Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61
AST T. Rowe Price Asset Allocation Portfolio	Actual	$1,000.00	$1,052.40	0.90%	$4.58
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2013, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** AST Defensive Asset Allocation and AST Franklin Tempelton Founding Funds Plus Portfolios’ “Actual” expenses are calculated using the using the 63 day period ended June 30, 2013 due to its commencement of operations on April 29, 2013.

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 94.8%
AFFILIATED MUTUAL FUNDS — 3.3%	Shares	Value (Note 2)
AST Federated Aggressive Growth Portfolio*	4,254,208	$45,817,819
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	32,524,173
AST Small-Cap Growth Portfolio*	2,609,535	67,821,826
AST Small-Cap Value Portfolio*	5,365,421	92,875,438

TOTAL AFFILIATED MUTUAL FUNDS (cost $199,044,067)(w)		239,039,256

COMMON STOCKS — 53.0%
Advertising — 0.2%
Publicis Groupe SA (France)	167,234	11,910,199

Aerospace & Defense — 1.4%
BAE Systems PLC (United Kingdom)	1,139,400	6,635,319
Boeing Co. (The)	118,000	12,087,920
Elbit Systems Ltd. (Israel)	47,100	1,978,424
Finmeccanica SpA (Italy)*(a)	268,300	1,342,289
Honeywell International, Inc.	188,700	14,971,458
Lockheed Martin Corp.	55,800	6,052,068
Meggitt PLC (United Kingdom)	1,377,910	10,856,184
Raytheon Co.	195,200	12,906,624
Rolls-Royce Holdings PLC (United Kingdom)*	466,929	8,039,812
Rolls-Royce Holdings PLC (United Kingdom), (PRFC C)*	141,997,107	215,971
Thales SA (France)	113,900	5,314,991
United Technologies Corp.	238,400	22,156,896

		102,557,956

Agriculture
Golden Agri-Resources Ltd. (Singapore)	4,265,000	1,877,603
Hokuto Corp. (Japan)	200	3,477

		1,881,080

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	362,700	415,772
Qantas Airways Ltd. (Australia)*	451,400	554,450
Ryanair Holdings PLC (Ireland), ADR	214,749	11,066,016
Southwest Airlines Co.	1,960,400	25,269,556

		37,305,794

Apparel
Yue Yuen Industrial Holdings Ltd. (Bermuda)	758,000	1,958,879

Application Software — 0.2%
FactSet Research Systems, Inc.	132,904	13,548,234

Asset Management — 0.2%
SEI Investments Co.	599,642	17,047,822

Auto/Trucks Parts & Equipment — 0.3%
Autobacs Seven Co. Ltd. (Japan)	126,600	1,925,893
Calsonic Kansei Corp. (Japan)	247,000	1,028,629
Cie Generale des Etablissements Michelin (France) (Class B Stock)	40,200	3,594,502
Continental AG (Germany)	28,000	3,732,635
Georg Fischer AG (Switzerland)*	6,900	3,038,406
Keihin Corp. (Japan)	52,500	799,771
Toyo Tire & Rubber Co. Ltd. (Japan)	372,000	1,953,072
Valeo SA (France)	70,900	4,448,886

COMMON STOCKS (continued)	Shares	Value (Note 2)
Auto/Trucks Parts & Equipment (continued)
Yokohama Rubber Co. Ltd. (The) (Japan)	420,000	$4,217,323

		24,739,117

Automobile Manufacturers — 1.1%
Bayerische Motoren Werke AG (Germany)	166,388	14,521,641
Daimler AG (Germany)	111,400	6,725,059
Fuji Heavy Industries Ltd. (Japan)	555,000	13,705,300
General Motors Co.*(a)	693,100	23,087,161
Nissan Motor Co. Ltd. (Japan)	330,000	3,307,461
Renault SA (France)	47,600	3,206,201
Tata Motors Ltd. (India)	1,998,448	9,383,936
Volkswagen AG (Germany)	35,000	6,804,843

		80,741,602

Banks — 0.8%
Bank of America Corp.	2,002,400	25,750,864
Barclays PLC (United Kingdom)	1,253,600	5,338,794
Bendigo and Adelaide Bank Ltd. (Australia) .	321,800	2,950,851
Dexia SA (Belgium)*	15,923	415
Fukuoka Financial Group, Inc. (Japan)	461,000	1,960,710
Nishi-Nippon City Bank Ltd. (The) (Japan)	371,000	967,429
PNC Financial Services Group, Inc. (The)	166,000	12,104,720
Resona Holdings, Inc. (Japan)	738,000	3,594,205
Societe Generale SA (France)	78,300	2,694,719

		55,362,707

Beverages — 1.2%
Coca-Cola Co. (The)	339,982	13,636,678
Coca-Cola West Co. Ltd. (Japan)	142,400	2,525,261
Diageo PLC (United Kingdom)	349,173	10,013,054
Diageo PLC (United Kingdom), ADR	19,846	2,281,298
Fomento Economico Mexicano SAB de CV (Mexico), ADR	98,597	10,174,224
Marston’s PLC (United Kingdom)	936,300	1,998,962
Monster Beverage Corp.*	232,910	14,153,941
PepsiCo, Inc.	208,900	17,085,931
SABMiller PLC (United Kingdom), ADR	299,123	14,414,737

		86,284,086

Biotechnology — 0.4%
Amgen, Inc.	301,182	29,714,616

Building Materials — 0.1%
Hong Leong Asia Ltd. (Singapore)(g)	377,000	459,607
Vulcan Materials Co.	159,500	7,721,395

		8,181,002

Building Products — 0.1%
Geberit AG (Switzerland)	42,476	10,522,310

Business Services — 0.3%
MasterCard, Inc. (Class A Stock)	39,518	22,703,091

Capital Markets — 0.5%
Credit Suisse Group AG (Switzerland)*	227,900	6,033,444
Deutsche Bank AG (Germany)	48,800	2,046,312
Invesco Ltd. (Bermuda)	384,200	12,217,560
Partners Group Holding AG (Switzerland)	46,653	12,627,980

		32,925,296

Chemicals — 1.4%
Arkema SA (France)	26,800	2,456,618
Asahi Kasei Corp. (Japan)	271,000	1,788,093

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
BASF SE (Germany)	60,500	$5,396,182
Celanese Corp. (Class A Stock)	560,100	25,092,480
Ecolab, Inc.	193,672	16,498,918
Huabao International Holdings Ltd. (Bermuda)	3,469,000	1,527,478
Johnson Matthey PLC (United Kingdom)	276,370	11,042,414
Kingboard Chemical Holdings Ltd. (Cayman Islands)	966,600	1,984,931
Lanxess AG (Germany)	35,800	2,155,943
Lonza Group AG (Switzerland)*	51,300	3,854,554
Nippon Shokubai Co. Ltd. (Japan)	117,000	1,196,773
NOF Corp. (Japan)	329,000	1,843,901
Shin-Etsu Chemical Co. Ltd. (Japan)	164,900	10,913,955
Syngenta AG (Switzerland)	32,562	12,697,839
Tessenderlo Chemie NV (Belgium)	8,700	219,324
Toagosei Co. Ltd. (Japan)	275,000	1,106,239
Yara International ASA (Norway)	105,200	4,195,276

		103,970,918

Commercial Banks — 1.1%
Aozora Bank Ltd. (Japan)	1,117,000	3,488,474
Banco Bilbao Vizcaya Argentaria SA (Spain) .	218,600	1,837,075
Banco Santander SA (Spain)	480,494	3,074,783
Bank Hapoalim BM (Israel)*	247,900	1,118,770
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	8,806,000	6,836,974
BNP Paribas SA (France)	453,655	24,835,235
Credit Agricole SA (France)*	257,800	2,218,829
DnB ASA (Norway)	227,300	3,297,363
HSBC Holdings PLC (United Kingdom), (XHKG)	1,412,000	14,635,763
HSBC Holdings PLC (United Kingdom), (XLON)	536,500	5,553,961
KBC GROEP NV (Belgium)	36,300	1,353,234
Pohjola Bank PLC (Finland) (Class A Stock) .	169,700	2,493,607
Swedbank AB (Sweden) (Class A Stock)	214,700	4,917,608
Turkiye Halk Bankasi A/S (Turkey)	556,642	4,716,422

		80,378,098

Commercial Services — 0.4%
Automatic Data Processing, Inc.	134,741	9,278,265
Emeco Holdings Ltd. (Australia)	1,251,400	314,911
Nichii Gakkan Co. (Japan)	232,600	2,007,376
Secom Co. Ltd. (Japan)	232,500	12,641,166
Skilled Group Ltd. (Australia)	1,033,100	2,429,244
Toppan Forms Co. Ltd. (Japan)	77,600	672,737

		27,343,699

Commercial Services & Supplies — 0.1%
Babcock International Group PLC (United Kingdom)	522,747	8,777,450

Computer Hardware — 0.2%
NetApp, Inc.*	460,796	17,408,873

Computer Services & Software — 1.9%
Accenture PLC (Ireland) (Class A Stock)	216,077	15,548,901
Alten SA (France)	63,800	2,172,437
Autodesk, Inc.*	422,397	14,336,154
Dell, Inc.	1,015,800	13,560,930
Logitech International SA (Switzerland)*(a)	190,000	1,309,512
Microsoft Corp.	1,361,733	47,020,640

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computer Services & Software (continued)
NEC Fielding Ltd. (Japan)	20,600	$251,640
Oracle Corp.	855,961	26,295,122
salesforce.com, Inc.*(a)	340,584	13,003,497
Tieto OYJ (Finland)	95,600	1,817,542
Wincor Nixdorf AG (Germany)	30,400	1,644,271

		136,960,646

Computers — 0.1%
Cognizant Technology Solutions Corp. (Class A Stock)*	131,058	8,205,541

Computers & Peripherals — 0.3%
Apple, Inc.	61,428	24,330,402

Construction & Engineering — 0.3%
Fluor Corp.	353,769	20,982,039

Consumer Products & Services — 0.2%
Avon Products, Inc.	528,400	11,112,252
Pacific Brands Ltd. (Australia)	2,607,900	1,670,611

		12,782,863

Containers & Packaging
Rengo Co. Ltd. (Japan)	146,000	700,615

Cosmetics/Personal Care — 0.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	273,301	17,975,007
Oriflame Cosmetics SA (Luxembourg), SDR(a)	55,500	1,757,277
Procter & Gamble Co. (The)	552,619	42,546,137

		62,278,421

Distribution/Wholesale — 0.4%
Marubeni Corp. (Japan)	744,000	4,972,416
Mitsubishi Corp. (Japan)	169,900	2,902,521
Mitsui & Co. Ltd. (Japan)	435,900	5,466,277
Sumitomo Corp. (Japan)	338,100	4,213,941
Wolseley PLC (United Kingdom)	275,758	12,723,425

		30,278,580

Diversified Financial Services — 1.9%
Challenger Ltd. (Australia)	706,100	2,574,820
Charles Schwab Corp. (The)(a)	1,579,683	33,536,670
Franklin Resources, Inc.	61,029	8,301,165
Fuyo General Lease Co. Ltd. (Japan)	63,300	2,363,537
Greenhill & Co., Inc.	123,121	5,631,555
Hitachi Capital Corp. (Japan)	42,400	837,902
Intermediate Capital Group PLC (United Kingdom)	534,200	3,533,276
Legg Mason, Inc	293,782	9,110,180
Morgan Stanley	956,900	23,377,067
ORIX Corp. (Japan)	1,225,500	16,724,056
Paragon Group of Cos. PLC (United Kingdom)	428,500	1,993,151
SLM Corp	483,800	11,059,668
Tullett Prebon PLC (United Kingdom)	161,500	783,791
U.S. Bancorp	538,800	19,477,620

		139,304,458

Diversified Machinery — 0.1%
OC Oerlikon Corp. AG (Switzerland)*	197,200	2,336,307

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Machinery (continued)
Rheinmetall AG (Germany)	69,200	$3,218,725

		5,555,032

Diversified Manufacturing — 0.5%
3M Co.	234,500	25,642,575
Ingersoll-Rand PLC (Ireland)	159,900	8,877,648
Singamas Container Holdings Ltd. (Hong Kong)	6,354,000	1,301,135

		35,821,358

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	916,000	32,426,400

Electric — 1.2%
AES Corp. (The)	1,271,200	15,241,688
EDP – Energias de Portugal SA (Portugal)	748,100	2,413,179
Electricite de France SA (France)	88,500	2,053,773
Enel SpA (Italy)	950,900	2,983,879
Entergy Corp.	232,500	16,200,600
Exelon Corp.	466,600	14,408,608
NRG Energy, Inc.	826,200	22,059,540
PG&E Corp.	236,300	10,805,999
RWE AG (Germany)	86,900	2,770,186

		88,937,452

Electronic Components — 0.3%
Eizo Corp. (Japan)	13,400	288,399
Emerson Electric Co.	147,500	8,044,650
Johnson Electric Holdings Ltd. (Bermuda)	2,662,500	1,642,398
TE Connectivity Ltd. (Switzerland)	225,000	10,246,500

		20,221,947

Electronic Equipment & Instruments — 0.3%
Nippon Electric Glass Co. Ltd. (Japan)	92,000	447,845
Thermo Fisher Scientific, Inc.(a)	239,600	20,277,348

		20,725,193

Electronics — 0.4%
Amphenol Corp. (Class A Stock)	206,661	16,107,158
National Instruments Corp.	387,625	10,830,243

		26,937,401

Energy Equipment & Services — 0.1%
Technip SA (France)	106,265	10,799,895

Engineering & Construction — 0.2%
Boart Longyear Ltd. (Australia)(a)	642,500	396,630
Bouygues SA (France)	58,100	1,480,488
Carillion PLC (Britain)	476,600	2,002,533
Downer EDI Ltd. (Australia)	1,016,200	3,313,322
Kyowa Exeo Corp. (Japan)	309,700	3,478,842
Leighton Holdings Ltd. (Australia)	177,200	2,483,278
NCC AB (Sweden) (Class B Stock)	110,800	2,521,913

		15,677,006

Entertainment & Leisure — 0.2%
Carnival Corp. (Panama)	376,700	12,917,043
Heiwa Corp. (Japan)	79,000	1,384,502
Namco Bandai Holdings, Inc. (Japan)	130,900	2,121,556

		16,423,101

Environmental Control — 0.3%
Stericycle, Inc.*(a)	173,344	19,142,378

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial Services — 1.5%
American Express Co.	509,165	$38,065,175
Ameriprise Financial, Inc.	134,000	10,837,920
Goldman Sachs Group, Inc. (The)	38,400	5,808,000
JPMorgan Chase & Co.	901,400	47,584,906
Keiyo Bank Ltd. (The) (Japan)	165,000	831,577
Permanent TSB Group Holdings PLC (Ireland)*	48,500	1,660
Western Union Co. (The)	587,800	10,057,258

		113,186,496

Financial – Bank & Trust — 1.0%
Banco Popolare Scarl (Italy)*	19,500	22,918
DBS Group Holdings Ltd. (Singapore)	365,000	4,441,284
Fifth Third Bancorp	683,500	12,337,175
Mitsubishi UFJ Financial Group, Inc. (Japan)	978,300	6,041,853
Mizuho Financial Group, Inc. (Japan)	2,654,300	5,512,167
National Australia Bank Ltd. (Australia)	160,400	4,338,830
Nordea Bank AB (Sweden)	316,300	3,532,207
Sumitomo Mitsui Financial Group, Inc. (Japan)	538,200	24,635,056
Wells Fargo & Co.	370,400	15,286,408

		76,147,898

Foods — 1.5%
Dairy Crest Group PLC (United Kingdom)	112,800	779,313
Danone SA (France), ADR	1,549,575	23,243,625
Delhaize Group SA (Belgium)	86,500	5,347,609
East Asiatic Co. Ltd. A/S (Denmark)*	10,000	140,361
J. Sainsbury PLC (United Kingdom)	1,018,300	5,503,790
Kellogg Co.	171,600	11,021,868
Koninklijke Ahold NV (Netherlands)	382,400	5,687,390
Megmilk Snow Brand Co. Ltd. (Japan)	90,500	1,347,312
Metcash Ltd. (Australia)	495,400	1,589,250
Metro AG (Germany)	74,100	2,341,398
Morinaga Milk Industry Co. Ltd. (Japan)	546,000	1,594,708
Nichirei Corp. (Japan)	417,000	2,159,858
Nutreco NV (Netherlands)	59,200	2,506,886
Parmalat SpA (Italy)	755,500	2,361,059
Premier Foods PLC (United Kingdom)*	286,941	260,118
Tesco PLC (United Kingdom)	1,101,800	5,548,495
Unilever NV (Netherlands), CVA	300,081	11,812,418
UNY Group Holdings Co. Ltd. (Japan)	369,800	2,487,048
Whole Foods Market, Inc.	311,219	16,021,554
WM Morrison Supermarkets PLC (United Kingdom)	1,451,300	5,776,862

		107,530,922

Hand/Machine Tools — 0.2%
Makita Corp. (Japan)	231,100	12,424,466

Healthcare Equipment & Supplies — 0.3%
Intuitive Surgical, Inc.*	42,747	21,654,775

Healthcare Products — 1.0%
Coloplast A/S (Denmark) (Class B Stock)	188,551	10,557,734
Covidien PLC (Ireland)*	261,400	14,952,080
IDEXX Laboratories, Inc.*(a)	139,042	12,483,191
Varian Medical Systems, Inc.*	206,662	13,939,352
Zimmer Holdings, Inc.	317,500	23,793,450

		75,725,807

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Providers & Services — 0.6%
Covance, Inc.*	190,589	$14,511,446
DaVita HealthCare Partners, Inc.*	133,668	16,147,094
Fresenius SE & Co. KGaA (Germany)	123,275	15,172,696

		45,831,236

Holding Companies – Diversified — 0.1%
Bidvest Group Ltd. (South Africa)	364,567	9,032,482
First Pacific Co. Ltd. (Bermuda)	1,650,000	1,763,838

		10,796,320

Home Furnishings — 0.1%
Pace PLC (United Kingdom)	663,100	2,439,677
Skyworth Digital Holdings Ltd. (Bermuda)	3,428,000	1,720,738

		4,160,415

Hotels, Restaurants & Leisure — 0.2%
Compass Group PLC (United Kingdom)	1,109,289	14,174,115
Plenus Co. Ltd. (Japan)	29,700	488,403

		14,662,518

Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)	310,222	10,048,577

Household Products/Wares — 0.1%
Clorox Co. (The)	98,674	8,203,756

Industrial Conglomerates — 0.4%
General Electric Co.	1,156,000	26,807,640

Industrial Products — 0.3%
Roper Industries, Inc.	148,049	18,390,647

Insurance — 2.4%
Aegon NV (Netherlands)	398,200	2,671,533
AIA Group Ltd. (Hong Kong)	4,627,000	19,493,555
Allianz SE (Germany)	45,300	6,612,012
Allstate Corp. (The)	376,900	18,136,428
Aviva PLC (United Kingdom)	338,800	1,746,236
AXA SA (France)	228,600	4,506,302
Baloise Holding AG (Switzerland)	41,600	4,040,408
Beazley PLC (United Kingdom)	610,400	2,139,453
CNP Assurances SA (France)	111,000	1,593,733
Discovery Ltd. (South Africa)	1,295,781	11,016,530
Hannover Rueckversicherung AG (Germany)	31,600	2,272,255
Helvetia Holding AG (Switzerland)	5,100	2,058,147
ING Groep NV (Netherlands), CVA*	325,100	2,971,102
Legal & General Group PLC (United Kingdom)	1,465,400	3,819,372
Marsh & McLennan Cos., Inc.	612,500	24,451,000
MetLife, Inc.	316,900	14,501,344
Muenchener Rueckversicherungs AG (Germany)	23,400	4,298,855
Old Mutual PLC (United Kingdom)	1,085,300	2,979,285
RSA Insurance Group PLC (United Kingdom)	1,611,800	2,924,137
SCOR SE (France)	68,500	2,102,420
St James’s Place PLC (United Kingdom)	1,017,876	8,349,531
Swiss Life Holding AG (Switzerland)*	30,900	5,015,755
Swiss Re AG (Switzerland)*	96,700	7,194,567
XL Group PLC (Ireland)	463,900	14,065,448

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Zurich Insurance Group AG (Switzerland)*	20,300	$5,261,946

		174,221,354

Internet — 0.2%
Facebook, Inc. (Class A Stock)*	648,071	16,111,045

Internet & Catalog Retail — 0.2%
Yahoo! Japan Corp. (Japan)	28,459	14,013,637

Internet Services — 1.4%
Amazon.com, Inc.*	126,150	35,030,593
Google, Inc. (Class A Stock)*	76,961	67,754,155

		102,784,748

IT Services — 0.4%
Visa, Inc. (Class A Stock)	171,320	31,308,730

Lodging — 0.1%
InterContinental Hotels Group PLC (United Kingdom)	394,602	10,844,603

Machinery — 0.4%
Alstom SA (France)	96,600	3,168,826
Atlas Copco AB (Sweden) (Class A Stock)	578,844	13,951,199
Danieli & C Officine Meccaniche SpA (Italy)(a)	67,900	1,584,158
Weir Group PLC (The) (United Kingdom)	306,889	10,034,973

		28,739,156

Media — 1.0%
Comcast Corp. (Class A Stock)	202,900	8,497,452
Comcast Corp. (Special Class A Stock)	133,000	5,276,110
Liberty Media Corp. (Class A)*	32,400	4,107,024
Societe Television Francaise 1 (France)	248,400	2,975,004
Time Warner Cable, Inc.	253,500	28,513,680
Time Warner, Inc.	405,500	23,446,010
Trinity Mirror PLC (United Kingdom)*	126,600	213,734

		73,029,014

Metals & Mining — 0.4%
Arrium Ltd. (Australia)	2,276,200	1,610,889
Aurubis AG (Germany)	24,400	1,308,043
Ausdrill Ltd. (Australia)	991,000	771,587
Boliden AB (Sweden)	239,000	2,962,478
CONSOL Energy, Inc.	272,400	7,382,040
Glencore International PLC (Switzerland)	2,258,209	9,347,872
Mount Gibson Iron Ltd. (Australia)	1,000,000	421,625
Nucor Corp.	78,600	3,404,952
OZ Minerals Ltd. (Australia)	228,800	858,682
Shougang Fushan Resources Group Ltd. (Hong Kong)	3,720,000	1,436,510
St Barbara Ltd. (Australia)*	581,700	247,617
Voestalpine AG (Austria)	74,100	2,620,411

		32,372,706

Miscellaneous Manufacturing — 0.1%
Alent PLC (United Kingdom)*	267,000	1,324,638
Bradken Ltd. (Australia)	529,200	2,078,171
Vesuvius PLC (United Kingdom)	267,000	1,496,014

		4,898,823

Multimedia — 0.1%
Vivendi SA (France)	283,000	5,363,279

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas — 1.8%
Baker Hughes, Inc.	238,000	$10,978,940
Eni SpA (Italy)	230,000	4,720,488
EQT Corp.	166,900	13,246,853
Exxon Mobil Corp.	370,500	33,474,675
Fred Olsen Energy ASA (Norway)	54,244	2,148,051
Gas Natural SDG SA (Spain)	280,500	5,651,359
Idemitsu Kosan Co. Ltd. (Japan)	37,000	2,836,307
John Wood Group PLC (United Kingdom)	610,981	7,535,377
JX Holdings, Inc. (Japan)	601,000	2,901,875
Murphy Oil Corp.	66,200	4,030,918
OMV AG (Austria)	117,100	5,282,485
ProSafe SE (Cyprus)	244,600	2,150,888
Statoil ASA (Norway)	673,304	13,909,162
TGS Nopec Geophysical Co. ASA (Norway)	209,490	6,087,703
Total SA (France)	170,300	8,317,951
Tullow Oil PLC (United Kingdom)	518,044	7,886,136

		131,159,168

Oil, Gas & Consumable Fuels — 2.8%
Apache Corp.	256,800	21,527,544
BP PLC (United Kingdom)	1,710,400	11,870,155
Centrica PLC (United Kingdom)	669,100	3,659,807
Chevron Corp.	311,550	36,868,827
Core Laboratories NV (Netherlands)	126,252	19,147,378
FMC Technologies, Inc.*	366,002	20,378,991
Hess Corp.	210,100	13,969,549
Newfield Exploration Co.*	317,400	7,582,686
Repsol SA (Spain)	162,200	3,423,209
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	530,200	17,559,770
Royal Dutch Shell PLC (United Kingdom), ADR	198,000	12,632,400
Schlumberger Ltd. (Netherlands)	535,992	38,409,187

		207,029,503

Paper & Forest Products — 0.4%
International Paper Co.	495,800	21,968,898
Mondi PLC (United Kingdom)	175,900	2,190,072
Smurfit Kappa Group PLC (Ireland)	215,700	3,597,479

		27,756,449

Pharmaceuticals — 3.8%
Aspen Pharmacare Holdings Ltd. (South Africa)*	274,944	6,320,360
Astellas Pharma, Inc. (Japan)	248,300	13,488,676
AstraZeneca PLC (United Kingdom)	233,500	11,039,676
Bayer AG (Germany)	27,500	2,927,927
Express Scripts Holding Co.*	428,943	26,461,494
GlaxoSmithKline PLC (United Kingdom)	81,200	2,029,706
Johnson & Johnson	320,300	27,500,958
KYORIN Holdings, Inc. (Japan)	52,000	1,195,702
Mallinckrodt PLC (Ireland)*	32,675	1,484,425
Mead Johnson Nutrition Co.	257,801	20,425,573
Merck & Co., Inc.	922,441	42,847,384
Merck KGaA (Germany)	10,600	1,612,038
Novartis AG (Switzerland)	80,600	5,708,942
Novartis AG (Switzerland), ADR.	279,399	19,756,303
Novo Nordisk A/S (Denmark) (Class B Stock)	53,821	8,367,144
Otsuka Holdings Co. Ltd. (Japan)	211,500	6,983,507

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Pfizer, Inc.	1,478,100	$41,401,581
Roche Holding AG (Switzerland)	97,262	24,140,170
Sanofi (France)	78,900	8,156,683
Shionogi & Co. Ltd. (Japan)	81,100	1,691,211
Teva Pharmaceutical Industries Ltd. (Israel)	93,600	3,663,297
Toho Holdings Co. Ltd. (Japan)	156,200	2,585,444

		279,788,201

Pipelines — 0.2%
Spectra Energy Corp.	325,900	11,230,514

Professional Services — 0.2%
Experian PLC (United Kingdom)	648,341	11,268,080

Real Estate — 0.2%
Cheung Kong Holdings Ltd. (Hong Kong)	194,000	2,615,979
Lend Lease Group (Australia)	601,200	4,583,717
St. Joe Co. (The)*(a)	315,200	6,634,960
Wheelock & Co. Ltd. (Hong Kong)	411,000	2,050,628

		15,885,284

Real Estate Investment Trusts — 0.2%
Weyerhaeuser Co.	590,600	16,826,194

Real Estate Management & Development — 0.2%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	374,568	13,491,939

Retail — 1.5%
Cocokara Fine, Inc. (Japan)	34,900	1,107,442
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	147,075	12,970,294
Darty PLC (United Kingdom)	587,300	515,170
Debenhams PLC (United Kingdom)	1,464,900	2,124,580
Home Retail Group PLC (United Kingdom)	525,500	1,070,421
Inditex SA (Spain)	60,229	7,428,924
K’s Holdings Corp. (Japan)	55,400	1,755,301
Lowe’s Cos., Inc.	1,099,192	44,956,953
Marks & Spencer Group PLC (United Kingdom)	538,800	3,525,514
Matsumotokiyoshi Holdings Co. Ltd. (Japan) .	61,500	1,775,498
Starbucks Corp.	382,510	25,050,580
Tsuruha Holdings, Inc. (Japan)	22,300	2,107,828
WH Smith PLC (United Kingdom)(a)	255,400	2,789,183

		107,177,688

Retail & Merchandising — 1.3%
Aoyama Trading Co. Ltd. (Japan)	103,300	2,748,493
Costco Wholesale Corp.	142,396	15,744,726
Danaher Corp.	322,658	20,424,251
Fossil Group, Inc.*	143,550	14,830,151
Kohl’s Corp.	392,000	19,799,920
Lawson, Inc. (Japan)	92,600	7,066,243
Myer Holdings Ltd. (Australia)	1,428,500	3,103,163
Shimachu Co. Ltd. (Japan)	92,800	2,281,883
Wal-Mart Stores, Inc.	143,700	10,704,213

		96,703,043

Semiconductors — 0.9%
Altera Corp.	55,235	1,822,203
Analog Devices, Inc.	65,675	2,959,315
ARM Holdings PLC (United Kingdom), ADR	422,473	15,285,073

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors (continued)
QUALCOMM, Inc	784,552	$47,920,437

		67,987,028

Semiconductors & Semiconductor Equipment — 0.5%
ARM Holdings PLC (United Kingdom)	711,122	8,602,549
Samsung Electronics Co. Ltd. (South Korea)	11,729	13,709,140
Texas Instruments, Inc	301,700	10,520,279

		32,831,968

Software — 0.9%
ANSYS, Inc.*	155,635	11,376,919
Check Point Software Technologies Ltd. (Israel)*(a)	193,235	9,599,915
Citrix Systems, Inc.*	189,335	11,422,581
Dassault Systemes SA (France)	106,963	13,073,711
Genpact Ltd. (Bermuda)	667,769	12,847,876
SAP AG (Germany)	69,702	5,089,825

		63,410,827

Specialty Retail
Valora Holding AG (Switzerland)	7,100	1,308,676

Telecommunications — 1.7%
BT Group PLC (United Kingdom)	1,251,900	5,877,395
Cable & Wireless Communications PLC (United Kingdom)	3,264,600	2,032,207
Cisco Systems, Inc.	2,683,091	65,225,942
KDDI Corp. (Japan)	187,100	9,742,943
Nippon Telegraph & Telephone Corp. (Japan)	149,300	7,781,649
NTT DoCoMo, Inc. (Japan)	4,500	7,000,674
Telecom Italia SpA (Italy)	2,869,000	1,999,688
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	239,900	2,720,425
Telenor ASA (Norway)	521,965	10,367,798
Vodafone Group PLC (United Kingdom)	2,760,000	7,909,318

		120,658,039

Trading Companies & Distributors — 0.1%
Brenntag AG (Germany)	56,982	8,660,797

Transportation — 1.4%
Canadian Pacific Railway Ltd. (Canada)	160,400	19,469,352
Deutsche Post AG (Germany)	122,100	3,030,266
Expeditors International of Washington, Inc.	471,956	17,939,048
FirstGroup PLC (United Kingdom)	308,200	452,119
Go-Ahead Group PLC (United Kingdom)(g)	96,600	2,177,204
Sankyu, Inc. (Japan)	239,000	900,549
Seino Holdings Co. Ltd. (Japan)	150,000	1,316,445
Toll Holdings Ltd. (Australia)	773,800	3,745,114
Union Pacific Corp.	181,300	27,970,964
United Parcel Service, Inc. (Class B Stock)	245,549	21,235,078
West Japan Railway Co. (Japan)	76,600	3,248,628

		101,484,767

Utilities — 0.2%
E.ON SE (Germany)	137,600	2,255,068
Illinois Tool Works, Inc.	164,600	11,385,382

		13,640,450

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services — 0.1%
Freenet AG (Germany)*	230,900	$5,034,615

TOTAL COMMON STOCKS (cost $3,561,226,832)		3,876,345,355

EXCHANGE TRADED FUNDS — 9.6%
Energy Select Sector SPDR Fund(a)	327,074	25,629,519
iShares Barclays 1-3 Year Treasury Bond Fund(a)	208,700	17,589,236
iShares Barclays Intermediate Credit Bond Fund	12,774	1,376,399
iShares Barclays TIPS Bond Fund	152,623	17,095,302
iShares Core Total US Bond Market ETF	1,209,274	129,634,173
iShares iBoxx Investment Grade Corporate Bond Fund(a)	43,652	4,961,050
iShares JPMorgan USD Emerging Markets Bond Fund(a)	30,350	3,324,235
iShares MSCI EAFE Index Fund	2,533,341	145,363,107
iShares Russell 1000 Growth Index Fund	414,447	30,146,875
iShares Russell 1000 Value Index Fund	551,900	46,243,701
iShares Russell 2000 Index Fund(a)	285,593	27,748,216
iShares S&P 500 Growth Index Fund	143,845	12,084,418
SPDR S&P 500 ETF Trust(a)	1,309,996	209,612,460
Utilities Select Sector SPDR Fund(a)	184,000	6,923,920
Vanguard REIT ETF	339,968	23,362,601

TOTAL EXCHANGE TRADED FUNDS (cost $646,379,875)		701,095,212

PREFERRED STOCK
Diversified Financial Services
SLM Corp., 3.740% (cost $20,250)	1,800	42,822

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Aegis Asset-Backed Securities Trust, Series 2005-4, Class 1A4
0.563%(c)	10/25/35	Baa1		1,255	1,166,459
Aquilae CLO PLC (Ireland), Series 2006-1X, Class A
0.581%(c)	01/17/23	Aaa	EUR	379	482,049
ARES CLO Ltd. (Cayman Islands), Series 2006-6RA, Class A1B, 144A
0.502%(c)	03/12/18	Aaa		251	248,518
Asset-Backed Funding Certificates, Series 2004-OPT5, Class A1
0.893%(c)	06/25/34	BBB+(d)		98	91,783
Asset-Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1
0.468%(c)	09/25/34	Aaa		17	16,695
Avoca CLO III PLC (Ireland), Series III-X, Class A
0.575%(c)	09/15/21	Aaa	EUR	1,421	1,813,309
Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A1
0.273%(c)	10/25/36	Caa1		4	3,964
Series 2006-SD3, Class 1A1A
5.500%	08/25/36	CC(d)		150	131,222

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Series 2007-AQ1, Class A1
0.303%(c)	11/25/36	Caa2		$474	$303,757
Chester Asset Receivables Dealings PLC (United Kingdom),
Series 2004-1, Class A
0.696%(c)	04/15/16	Aaa	GBP	3,000	4,556,543
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
2.943%(c)	08/15/18	Aaa		900	924,267
Countrywide Asset-Backed Certificates,
Series 2005-14, Class 3A3
0.543%(c)	04/25/36	Caa1		5,800	5,428,139
Series 2006-4, Class 2A2
0.373%(c)	07/25/36	B2		609	590,985
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.253%(c)	11/25/36	Ca		30	14,173
Series 2007-CB6, Class A1, 144A
0.313%(c)	07/25/37	Ca		70	35,344
CSAB Mortgage Backed Trust,
Series 2006-4, Class A6A
5.684%	12/25/36	Ca		66	46,941
Dryden XVI-Leveraged Loan CDO 2005 (Cayman Islands),
Series 2006-16A, Class A1, 144A
0.516%(c)	10/20/20	Aaa		1,851	1,825,255
Duane Street CLO III Ltd. (Cayman Islands),
Series 2006-3A, Class A1, 144A
0.528%(c)	01/11/21	Aaa		1,177	1,165,751
Eurocredit BV CDO (Netherlands),
Series IV-X, Class A1
0.686%(c)	02/22/20	Aaa	EUR	356	449,423
First NLC Trust,
Series 2007-1, Class A1, 144A
0.263%(c)	08/25/37	Ca		228	111,334
Franklin CLO Ltd. (Cayman Islands),
Series 5A, Class A2, 144A
0.533%(c)	06/15/18	Aaa		2,484	2,426,783
Grosvenor Place CLO BV (Netherlands),
Series I-X, Class A1
0.458%(c)	07/20/21	Aaa	EUR	329	420,441
Series I-X, Class A2
0.764%(c)	07/20/21	Aaa	GBP	526	786,191
Halcyon Structured Asset Management CLO I Ltd. (Cayman Islands),
Series 2006-1A, Class A2, 144A
0.464%(c)	05/21/18	Aaa		599	596,924
Harvest CLO lA SA (Luxembourg),
Series I-X, Class A1
0.825%(c)	03/29/17	Aaa	EUR	198	256,965
Hillmark Funding (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.524%(c)	05/21/21	Aaa		1,700	1,644,594
Indymac Residential Asset Backed Trust,
Series 2007-B, Class 2A2
0.353%(c)	07/25/37	Ca		1,454	892,709
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.303%(c)	08/25/36	Ca		137	73,366
Series 2007-HE1, Class AV1
0.253%(c)	03/25/47	Caa1		139	129,418

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Landmark V CDO Ltd. (Cayman Islands),
Series 2005-1A, Class A1L, 144A
0.575%(c)	06/01/17	Aaa		$70	$69,955
LCM V LP (Cayman Islands),
Series 5A, Class A1, 144A
0.502%(c)	03/21/19	Aaa		800	779,593
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.753%(c)	10/25/34	Aaa		12	11,689
MAGI Funding PLC (Ireland),
Series I-A, Class A, 144A
0.578%(c)	04/11/21	Aaa	EUR	827	1,051,506
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.437%(c)	02/18/24	Aaa	EUR	917	1,156,935
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-RM4, Class A2A
0.273%(c)	09/25/37	C		4	1,112
Series 2006-RM5, Class A2A
0.253%(c)	10/25/37	C		50	11,330
Series 2007-HE2, Class A2A
0.313%(c)	02/25/37	Ca		15	6,505
Morgan Stanley ABS Capital I,
Series 2006-WMC2, Class A2FP
0.243%(c)	07/25/36	Ca		87	34,937
Series 2007-HE6, Class A1
0.253%(c)	05/25/37	Ca		48	25,217
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.243%(c)	11/25/36	Ca		1	555
NAC EuroLoan Advantage I Ltd. (Ireland),
Series 2008-1X, Class A1
1.593%(c)	04/20/19	Aa1	GBP	763	1,158,186
Series 2008-1X, Class A2
1.433%(c)	04/20/19	Aa1		1,502	1,500,419
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.976%(c)	07/25/18	Aaa		54	54,128
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.726%(c)	10/26/20	AA+(d)		404	398,773
Park Place Securities, Inc.,
Series 2005-WCW2, Class M1
0.693%(c)	07/25/35	Ba2		3,000	2,781,729
Penta CLO SA (Luxembourg),
Series 2007-1X, Class A1
0.518%(c)	06/04/24	Aaa	EUR	968	1,196,626
RASC Trust,
Series 2005-KS10, Class M2
0.633%(c)	11/25/35	Ca		2,000	1,548,022
Series 2006-KS7, Class A4
0.433%(c)	09/25/36	Ca		218	169,351
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.693%(c)	07/25/32	Ca		21	17,395
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.323%(c)	05/25/37	Ca		335	176,578
Series 2007-HE1, Class A2A
0.253%(c)	12/25/36	Ca		79	23,140

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Series 2007-NC1, Class A2A
0.243%(c)	12/25/36		Ca		3	$1,245
SLM Student Loan Trust,
Series 2007-3, Class A3
0.316%(c)	04/25/19		Aaa		600	591,721
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39	(g)	Aaa		213	213,341
Series 2010-C, Class A1, 144A
1.843%(c)	12/15/17		Aaa		37	37,226
Soundview Home Equity Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.253%(c)	11/25/36		Ca		63	23,236
Symphony III CLO Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.515%(c)	05/15/19		Aaa		500	491,320
Wachovia Mortgage Loan Trust LLC,
Series 2005-WMC1, Class M1
0.633%(c)	10/25/35		B3		6,300	5,336,472
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.253%(c)	10/25/36		C		101	39,244
Wood Street CLO BV (Netherlands),
Series I, Class A
0.544%(c)	11/22/21		Aaa	EUR	1,302	1,652,315
Series II-A, Class A1, 144A
0.587%(c)	03/29/21		Aaa	EUR	157	200,113

TOTAL ASSET-BACKED SECURITIES (cost $47,021,327)						47,393,216

BANK LOANS(c) — 0.3%
Computer Services & Software — 0.1%
Dell, Inc.,
Term Loan 1
5.000%	11/06/13	(g)	Ba-		4,169	4,157,992
Term Loan 2
6.250%	11/06/13	(g)	B+(d)		2,531	2,523,948

						6,681,940

Diversified Financial Services — 0.1%
Springleaf Finance Corp.,
Initial Term Loan
5.500%	05/10/17		B3		2,930	2,931,407

Electric
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
3.692%	10/10/14		Caa3		1,815	1,290,474
3.775%	10/10/14		Caa3		889	631,744

						1,922,218

Foods — 0.1%
H.J. Heinz Co.,
Term Loan B-2
3.500%	03/27/20		Ba2		6,000	6,000,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
BANK LOANS(c) (continued)
Media
Virgin Media Investment Holdings Ltd.,
Term Loan B
3.750%	02/06/20		Ba3		1,900	$1,878,921

TOTAL BANK LOANS
(cost $20,047,755)						19,414,486

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 144A
2.493%(c)	11/15/15		NR		7,239	7,244,744
Banc of America Re-REMIC Trust,
Series 2010-UB5, Class A4A, 144A
5.665%(c)	02/17/51		NR		1,900	2,113,664
Banc of America Re-REMICS Trust,
Series 2009-UB1, Class A4A, 144A
5.698%(c)	06/24/50		NR		250	282,893
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48		Aaa		100	110,389
Series 2007-CD5, Class A4
5.886%(c)	11/15/44		Aaa		98	111,562
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class XP, IO
0.661%(c)	12/10/46		Aaa		35,688	87,829
Series 2010-C1, Class A1, 144A
3.156%	07/10/46		Aaa		181	188,055
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		Aaa		100	109,523
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39		Aaa		946	1,041,924
Series 2010-UD1, Class A, 144A
5.759%(c)	12/18/49		Aaa		752	848,148
DBUBS Mortgage Trust,
Series 2011-LC2A, Class A2, 144A
3.386%	07/10/44		Aaa		2,700	2,841,688
German Residential Asset Note Distributor PLC (Ireland),
Series 1, Class A
1.615%(c)	01/20/21		Aa3	EUR	1,037	1,345,541
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA, IO
2.563%(c)	11/10/45	(g)	Aaa		3,474	490,146
GS Mortgage Securities Corp. II Trust,
Series 2007-EOP, Class A1, 144A
1.103%(c)	03/06/20		Aaa		101	100,957
Series 2007-EOP, Class A2, 144A
1.260%(c)	03/06/20		Aaa		250	250,630
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CBX, Class A5
4.654%	01/12/37		Aaa		74	73,848
Series 2006-LDP9, Class A3
5.336%	05/15/47		Aa3		110	121,154
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		AAA(d)		1,300	1,368,052
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.731%(c)	07/09/21		Aaa		467	465,310

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I, Inc.,
Series 2007-IQ15, Class A4
6.090%(c)	06/11/49		BBB-(d)		40	$44,992
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.007%(c)	12/16/49		Aaa		200	221,587
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class XA, IO, 144A
1.303%(c)	03/10/46		Aaa		19,220	1,470,064
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		AAA(d)		700	729,533
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41		Aaa		100	103,081
Washington Mutual Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A1A, 144A
5.970%(c)	03/23/45	(g)	Aaa		6,657	6,877,781

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $28,047,274)						28,643,095

CORPORATE BONDS — 5.3%
Agriculture
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19		Baa1		338	447,646
9.700%	11/10/18		Baa1		338	449,340

						896,986

Airlines — 0.1%
Continental Airlines 2009-2 Class A Pass Through Trust,
Pass-Through Certificates
7.250%	05/10/21		Baa2		341	398,436
Delta Air Lines 2010-1 Class A, Pass-Through Trust,
Pass-Through Certificates
6.200%	01/02/20		Baa1		805	862,887
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21		Baa1		3,664	3,847,525
UAL 2009-1 Pass-Through Trust,
Pass-Through Certificates
10.400%	05/01/18		Baa2		329	378,006

						5,486,854

Apparel
Jones Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	11/15/14		B1		1,200	1,242,000

Auto Manufacturers
Fiat Finance & Trade SA (Luxembourg),
Gtd. Notes, MTN
6.125%	07/08/14		B1	EUR	800	1,072,554
7.625%	09/15/14		B1	EUR	300	410,525

						1,483,079

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes, 144A
0.886%(c)	03/28/14	A3		5,800	$5,816,774
Volkswagen International Finance NV (Netherlands),
Gtd. Notes, 144A
0.873%(c)	09/22/13	A3		1,100	1,101,679
0.886%(c)	04/01/14	A3		200	200,291
1.022%(c)	03/21/14	A3		2,700	2,707,185

					9,825,929

Automotive Parts
Autozone, Inc.,
Sr. Unsec’d. Notes
6.950%	06/15/16	Baa2		2,400	2,758,440

Banking
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.000%	11/09/17	Aa3		2,000	1,906,156

Banks — 2.0%
Abbey National Treasury Services PLC (United Kingdom),
Bank Gtd. Notes
4.000%	04/27/16	A2		1,900	2,007,584
Bank Gtd. Notes, 144A
3.875%	11/10/14	A2		2,300	2,368,391
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.250%	03/23/22	Aaa	AUD	4,300	4,084,221
Ally Financial, Inc.,
Gtd. Notes
3.475%(c)	02/11/14	B1		2,100	2,108,169
3.672%(c)	06/20/14	B1		900	907,956
8.000%	03/15/20	B1		600	696,750
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.374%(c)	05/16/14	Baa1		1,800	1,816,747
Bank Nederlandse Gemeenten (Netherlands),
Sr. Unsec’d. Notes, 144A
1.375%	03/23/15	Aaa		3,100	3,143,760
1.375%	03/19/18	Aaa		3,000	2,931,256
Bank of America Corp.,
Sr. Unsec’d. Notes
0.537%(c)	10/14/16	Baa2		500	489,444
4.500%	04/01/15	Baa2		2,300	2,412,530
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18	Baa2		3,200	3,555,142
7.375%	05/15/14	Baa2		200	210,417
Sub. Notes, MTN
0.895%(c)	05/23/17	Baa3	EUR	600	723,193
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.317%(c)	01/13/14	A2		4,200	4,219,698
Sub. Notes, 144A
10.179%	06/12/21	Baa3		2,320	2,942,201
Sub. Notes, MTN
4.750%	02/23/15	Baa3		1,000	1,017,008
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes
4.500%	03/10/16	A2		6,000	6,225,000

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, 144A
4.500%	03/10/16		A2		800	$830,000
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13		A2		900	902,255
Commonwealth Bank of Australia (Australia),
Covered Bonds
2.250%	03/16/17	(g)	Aaa		3,900	3,995,940
Gov’t. Liquid Gtd. Notes, 144A
0.553%(c)	09/17/14		Aaa		100	100,282
0.697%(c)	07/12/13		NR		2,100	2,100,338
0.773%(c)	06/25/14	(g)	Aaa		500	502,206
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
4.500%	01/11/21		Aa2		1,500	1,582,367
Depfa ACS Bank (Ireland),
Covered Bonds
3.875%	07/15/13		NR	EUR	7,700	10,029,945
Deutsche Bank Capital Trust,
Jr. Sub. Notes, 144A
4.901%(c)	12/29/49	(g)	Ba2		300	255,000
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
2.750%	01/10/14		Aa3		500	505,327
Gov’t. Liquid Gtd. Notes, 144A
0.756%(c)	04/29/14		Aa3		4,500	4,489,936
2.750%	01/10/14		Aa3		8,700	8,792,690
2.750%	04/29/14		Aa3		6,600	6,710,814
Dexia Municipal Agency SA (France),
Covered Bonds, MTN
5.250%	02/16/17		Aaa		700	780,565
DNB Boligkreditt A/S (Norway),
Covered Bonds, MTN
2.500%	10/18/17		Aaa	EUR	2,400	3,282,476
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
0.890%	06/16/15		Ba3	JPY	100,000	940,258
2.375%	05/25/16		Ba3		500	478,750
3.000%	11/17/14		Ba3		6,400	6,400,000
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.250%	04/07/16		Aaa		2,500	2,786,970
6.250%	12/28/18		Aaa	AUD	4,300	4,240,032
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.000%	04/11/22		Aa3		2,600	2,755,410
HSH N Finance Guernsey Ltd. (Guernsey),
Bank Gtd. Notes, MTN
0.662%(c)	12/21/15		Aa1	EUR	2,600	3,402,377
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16		Aaa		1,700	1,761,622
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.674%(c)	02/24/14		Baa2		5,100	5,118,737
KFW (Germany),
Gov’t. Gtd. Notes, MTN
5.500%	02/09/22		Aaa	AUD	1,800	1,731,222

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
5.500%	03/29/22		Aaa	AUD	2,900	$2,784,682
Gov’t. Gtd. Notes, MTN
5.500%	03/09/20		Aaa	AUD	3,400	3,284,856
7.000%	05/10/17		Aaa	NZD	300	253,390
Lloyds TSB Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		BB+(d)		2,600	3,463,086
Norddeutsche Landesbank Girozentrale (Germany),
Sr. Notes, 144A
0.875%	10/16/15	(g)	Aaa		7,000	6,993,000
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.177%(c)	01/14/14		Aa3		3,300	3,315,408
4.875%	01/14/21		Aa3		600	657,486
Santander US Debt SA Unipersonal (Spain),
Bank Gtd. Notes, 144A
3.724%	01/20/15		Baa2		2,500	2,523,400
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.450%	09/30/13		Aaa		3,400	3,409,180
1.875%	10/02/19	(g)	Aaa		1,900	1,816,970
Covered Bonds, MTN
4.250%	10/10/17		Aaa	AUD	3,800	3,454,649
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
2.776%(c)	04/20/16		Baa2		200	195,500

						148,486,593

Commercial Banks — 0.3%
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/16		Aaa		400	401,359
Banco Bilbao Vizcaya Argentaria SA (Spain),
Covered Bonds
4.125%	01/13/14		A3	EUR	1,400	1,850,855
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/16		Baa1		1,300	1,313,000
4.500%	04/06/15		Baa1		2,800	2,814,000
4.625%	02/13/17		Baa1		1,700	1,725,500
Banco Santander Brazil SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.373%(c)	03/18/14		Baa1		300	298,551
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
1.876%(c)	01/19/16		Aa3		2,000	2,000,000
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15		AAA(d)		5,500	5,640,800
HBOS Capital Funding LP (United Kingdom),
Bank Gtd. Notes
9.540%(c)	03/29/49		Ba3	GBP	200	310,276
Sberbank of Russia Via SB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.125%	02/07/22		Baa1		4,000	4,174,800

						20,529,141

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Construction & Engineering — 0.1%
Obrascon Huarte Lain SA (Spain),
Sr. Unsec’d. Notes, MTN
7.375%	04/28/15		Ba2	EUR	5,600	$7,635,436

Diversified Financial Services — 0.4%
Credit Agricole Home Loan SFH (France),
Covered Bonds, 144A
1.026%(c)	07/21/14		Aaa		2,000	2,009,281
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.625%	09/15/15		Baa3		1,000	1,074,421
7.000%	10/01/13		Baa3		500	507,357
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14		Ba2		900	936,000
7.125%	09/01/18		Ba2		3,200	3,536,000
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13		Ba3		500	503,500
LeasePlan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	05/16/18	(g)	Baa2		2,100	2,023,793
Northern Rock Asset Management PLC (United Kingdom),
Covered Bonds, MTN
3.625%	04/20/15		Aaa	EUR	2,000	2,738,864
QNB Finance Ltd. (Cayman Islands),
Bank Gtd. Notes, MTN
2.125%	02/14/18		Aa3		3,300	3,159,750
Russian Agricultural Bank OJSC Via RSHB Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
5.298%	12/27/17		Baa3		1,100	1,121,107
SLM Corp.,
Sr. Unsec’d. Notes, MTN
0.576%(c)	01/27/14		Ba1		200	198,241
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.900%	12/15/17		Caa1		3,100	3,041,875
Stone Street Trust,
Sr. Unsec’d. Notes, 144A
5.902%	12/15/15		Baa1		2,300	2,471,042
TNK-BP Finance SA (Luxembourg),
Gtd. Notes
6.625%	03/20/17		Baa2		400	434,000
WM Covered Bond Program,
Covered Bonds, MTN
4.000%	11/26/16		A+(d)	EUR	2,300	3,263,326

						27,018,557

Electric — 0.3%
Abu Dhabi National Energy Co. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18		A3		3,000	2,925,000
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		Baa3		1,000	1,124,786
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20		A3		1,700	1,767,478
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
5.000%	05/01/18		Ba1		1,000	1,030,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22	A1		$500	$446,443
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	Baa3		250	292,906
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20	Ba1		1,000	1,120,005
Tokyo Electric Power Co., Inc. (Japan),
General Ref. Motgage
4.500%	03/24/14	Ba2	EUR	7,300	9,578,007

					18,284,625

Exploration & Production
CNPC General Capital Ltd. (British Virgin Islands),
Gtd. Notes, 144A
1.450%	04/16/16	A1		3,000	2,979,156
Financial Services — 0.5%
CIT Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	04/01/14	Ba3		4,300	4,364,500
Citigroup, Inc.,
Notes, MTN
5.500%	10/15/14	Baa2		422	443,852
Sr. Unsec’d. Notes
2.275%(c)	08/13/13	Baa2		2,900	2,906,229
6.000%	08/15/17	Baa2		2,000	2,253,562
Sr. Unsec’d. Notes, MTN
7.375%	06/16/14	Baa2	EUR	1,700	2,353,677
Sub. Notes, MTN
0.866%(c)	05/31/17	Baa3	EUR	800	967,901
Goldman Sachs Group, Inc. (The),
Sub. Notes
6.750%	10/01/37	Baa1		500	512,182
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.705%(c)	06/01/16	Baa1		1,700	1,685,421
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.450%	03/01/16	A2		4,200	4,380,961
4.250%	10/15/20	A2		800	831,550
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	A1		900	1,025,182
LBG Capital No. 1 PLC (United Kingdom),
Bank Gtd. Notes
7.375%	03/12/20	B1	EUR	100	130,164
Bank Gtd. Notes, 144A
8.500%(c)	12/29/49	BB-(d)		1,300	1,323,885
11.040%	03/19/20	B1	GBP	1,200	2,025,917
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(i)
2.851%	12/23/24	NR		200	48,500
2.907%	11/16/24	NR		400	97,000
5.625%	01/24/14	NR		4,800	1,170,000
6.875%	01/24/14	NR		900	221,625

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Financial Services (continued)
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
0.050%(c)	05/30/14		Baa2	EUR	400	$519,389
0.467%(c)	01/31/14		Baa2	EUR	2,000	2,600,698
0.658%(c)	07/22/14		Baa2	EUR	1,800	2,338,271
6.875%	04/25/18		Baa2		1,600	1,841,477
Pearson Dollar Finance Two PLC (United Kingdom),
Gtd. Notes, 144A
6.250%	05/06/18		Baa1		1,000	1,153,063
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.875%	12/20/17		A2		100	115,025

						35,310,031

Financial – Bank & Trust — 0.2%
Achmea Hypotheekbank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14		Aaa		304	315,552
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.125%	11/21/17		Baa2		500	568,275
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
8.125%	01/21/14		Aa3		1,300	1,349,469
Inter-American Development Bank (Supranational Bank),
Notes, MTN
6.000%	02/26/21		Aaa	AUD	2,800	2,812,107
Kreditanstalt Fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, MTN
6.000%	08/20/20		Aaa	AUD	1,400	1,393,322
6.250%	05/19/21		Aaa	AUD	2,200	2,221,251
Morgan Stanley,
Notes, MTN
6.625%	04/01/18		Baa1		1,800	2,040,219
Sr. Unsec’d. Notes
2.875%	07/28/14		Baa1		100	101,847
Sr. Unsec’d. Notes, MTN
0.630%(c)	01/16/17		Baa1	EUR	100	125,739
7.300%	05/13/19		Baa1		100	116,161
Royal Bank of Scotland PLC (The) (United Kingdom),
Bank Gtd. Notes
4.375%	03/16/16		A3		2,100	2,222,886
Sub. Notes
3.790%(c)	10/27/14		Ba1	AUD	2,100	1,871,818
Westpac Banking Corp. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
3.585%	08/14/14	(g)	Aaa		700	724,416

						15,863,062

Foods — 0.1%
BRF SA (Brazil),
Gtd. Notes, 144A
5.875%	06/06/22		Baa3		4,000	4,105,200

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
8.250%	08/15/18		Baa1		2,000	2,480,286
Sr. Unsec’d. Notes, 144A
3.750%	11/30/13		Baa1		1,000	1,012,339

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.750%	09/15/15	Baa2	$184	$202,026

				3,694,651

Media
New York Times Co. (The),
Sr. Unsec’d. Notes
5.000%	03/15/15	B1	800	824,000

Metals & Mining — 0.3%
ALROSA Finance SA (Luxembourg),
Gtd. Notes
7.750%	11/03/20	Ba3	1,200	1,284,000
Gtd. Notes, 144A
7.750%	11/03/20	Ba3	600	642,000
AngloGold Ashanti Holdings PLC (United Kingdom),
Gtd. Notes
5.375%	04/15/20	Baa3	3,500	3,272,139
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	Baa2	700	625,844
Gerdau Trade, Inc. (British Virgin Islands),
Gtd. Notes, 144A
5.750%	01/30/21	BBB-(d)	3,400	3,349,000
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands),
Gtd. Notes, 144A
4.875%	10/07/20	Ba1	5,800	4,901,000
Mongolian Mining Corp. (Cayman Islands),
Gtd. Notes
8.875%	03/29/17	B2	2,800	2,380,000
Gtd. Notes, 144A
8.875%	03/29/17	B2	2,600	2,210,000

				18,663,983

Oil & Gas — 0.4%
Harvest Operations Corp. (Canada),
Gtd. Notes, 144A
2.125%	05/14/18	A1	2,100	1,995,137
KazMunayGas National Co.JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.750%	04/30/43	Baa3	1,600	1,416,000
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	Baa3	4,200	3,885,000
Petrobras Global Finance Bv (Netherlands),
Gtd. Notes
3.000%	01/15/19	A3	1,500	1,393,329
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	B(d)	7,300	5,949,500
Phillips 66,
Gtd. Notes
4.300%	04/01/22	Baa1	8,700	8,989,058
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
3.149%	03/06/17	Baa1	3,600	3,546,000

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Thai Oil PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.625%	01/23/23	Baa1		$1,200	$1,094,800

					28,268,824

Pharmaceuticals
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.000%	06/15/17	Baa2		250	283,694
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.750%	08/15/21	B1		2,200	2,202,750

					2,486,444

Pipelines
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	Ba2		900	778,500
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	Baa2		700	815,618

					1,594,118

Real Estate Investment Trusts — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
7.000%	10/15/17	Baa3		2,200	2,548,944
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20	Baa2		3,900	4,346,199
6.375%	04/15/21	Baa2		2,325	2,603,823
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2		300	324,574
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15	Baa3		900	969,959

					10,793,499

Retail
Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.900%	07/15/17	Ba2		1,700	1,891,250
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.750%	07/15/14	Baa3		1,400	1,467,354

					3,358,604

Telecommunications — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.450%	12/05/22	A2	MXN	65,000	4,858,141
Lynx I Corp.,
Sr. Sec’d. Notes, 144A
6.000%	04/15/21	Ba3	GBP	1,200	1,809,710
Qtel International Finance Ltd. (Bermuda),
Gtd. Notes
4.750%	02/16/21	A2		4,000	4,157,200

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland),
Sr. Unsec’d. Notes, 144A
9.125%	04/30/18	Ba3		$1,100	1,251,250
VimpelCom Holdings BV (Netherlands),
Gtd. Notes, 144A
5.200%	02/13/19	Ba3		3,500	3,389,080

					15,465,381

Transportation
Con-Way, Inc.,
Sr. Unsec’d. Notes
7.250%	01/15/18	Baa3		400	454,600

TOTAL CORPORATE BONDS (cost $387,553,904)					389,415,349

FOREIGN GOVERNMENT BONDS — 4.5%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
2.500%	09/20/30	Aaa	AUD	50	55,056
4.000%	08/20/20	Aaa	AUD	3,900	6,552,740
5.750%	05/15/21	Aaa	AUD	4,000	4,197,178
Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, MTN
2.750%	03/05/15	NR		700	723,479
Bundesrepublik Deutschland (Germany),
Bonds
4.000%	01/04/37	Aaa	EUR	2,100	3,487,608
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	Aaa	EUR	6,300	9,100,256
Bundesschatzanweisungen (Germany),
Bonds
0.750%	09/13/13	Aaa	EUR	32,200	41,969,896
Canadian Government (Canada),
Bonds, TIPS
4.250%	12/01/21	Aaa	CAD	800	1,468,297
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20	Aa3		800	840,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	03/18/19	Baa3		1,000	1,216,000
Council of Europe Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.625%	12/14/15	Aaa	AUD	3,862	3,700,990
5.750%	09/16/14	Aaa	AUD	2,400	2,261,456
Deutsche Bundesrepublik Inflation Linked (Germany),
Bonds, TIPS
0.100%	04/15/23	Aaa	EUR	800	1,065,824
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	Aa3	JPY	150,000	1,533,534
European Bank for Reconstruction & Development (United Kingdom),
Sr. Unsec’d. Notes, MTN
0.500%	09/01/23	NR	AUD	600	335,189
European Investment Bank (Luxembourg),
Sr. Unsec’d. Notes, MTN
0.500%	08/10/23	NR	AUD	2,900	1,637,405

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Export Development Canada (Canada),
Sr. Unsec’d. Notes
3.875%	03/16/17		Aaa	NZD	2,800	2,166,192
Fondo de Reestructuracion Ordenada Bancaria (Spain),
Gov’t. Gtd. Notes
4.400%	10/21/13		Baa3	EUR	600	788,483
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes
1.966%(c)	03/25/14		Baa3	EUR	600	774,425
Gov’t. Gtd. Notes, MTN
4.000%	12/08/14		Baa3	GBP	1,200	1,860,686
4.530%	03/17/16		Baa3	CAD	100	94,989
5.000%	04/10/17		Baa3		500	519,380
6.125%	02/27/14		Baa3	AUD	500	452,878
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.500%	08/16/16		Aaa	NZD	1,000	792,196
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
3.500%	06/01/18		Baa2	EUR	25,100	32,723,505
4.500%	05/01/23		Baa2	EUR	25,000	32,541,067
Junta de Castilla y Leon (Spain),
Sr. Unsec’d. Notes
6.270%	02/19/18		Baa3	EUR	2,700	3,723,418
Korea Finance Corp. (South Korea),
Sr. Unsec’d. Notes
3.250%	09/20/16		Aa3		1,000	1,034,850
Mexican Bonos (Mexico),
Bonds
10.000%	12/05/24		Baa1	MXN	94,900	9,874,919
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
4.490%(c)	01/04/18		A-(d)	MXN	53,400	4,180,774
Unsec’d. Notes
4.320%(c)	01/30/20		A-(d)	MXN	67,700	5,263,918
Mexican Udibonos (Mexico),
Bonds, TIPS
2.000%	06/09/22		Baa1	MXN	3,060	1,151,407
4.500%	12/18/14		Baa1	MXN	340	137,638
5.000%	06/16/16		Baa1	MXN	4,150	1,759,062
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.500%	11/20/35		Aaa	AUD	600	628,106
2.750%	11/20/25		Aaa	AUD	500	565,386
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	(g)	Aaa	NZD	3,200	2,467,011
5.000%	03/15/19		Aaa	NZD	10,400	8,615,637
5.500%	04/15/23		Aaa	NZD	5,700	4,892,977
6.000%	12/15/17		Aaa	NZD	1,500	1,286,103
6.000%	05/15/21		Aaa	NZD	6,200	5,465,894
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
8.375%	06/17/19		Ba1		1,000	1,295,000
Province of British Columbia (Canada),
Bonds
4.300%	06/18/42		Aaa	CAD	300	307,026
Province of Ontario (Canada),
Bonds
4.000%	06/02/21		Aa2	CAD	2,900	2,945,498

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Sr. Unsec’d. Notes
2.450%	06/29/22	Aa2		$800	$753,555
Sr. Unsec’d. Notes, MTN
4.000%	10/07/19	Aa2		600	652,710
Unsec’d. Notes
3.150%	06/02/22	Aa2	CAD	18,800	17,803,781
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	Aa2	CAD	200	221,489
Notes
4.250%	12/01/21	Aa2	CAD	1,100	1,131,200
Notes, MTN
7.295%	07/22/26	A+(d)		2,400	3,227,748
Sr. Unsec’d. Notes
2.750%	08/25/21	Aa2		2,200	2,160,811
Unsec’d. Notes
3.500%	12/01/22	Aa2	CAD	1,600	1,544,273
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
12.500%	01/05/22	Baa2	BRL	1,500	786,519
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
6.625%	02/17/37	Baa3		1,000	1,090,000
6.875%	01/17/18	Baa3		1,800	2,020,500
Sr. Unsec’d. Notes, 144A
6.875%	03/09/17	Baa3		5,940	6,608,250
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	Baa2	GBP	1,400	2,129,385
Republic of Peru (Peru),
Sr. Unsec’d. Notes
7.125%	03/30/19	Baa2		3,600	4,356,000
Republic of South Africa (South Africa),
Bonds
8.000%	12/21/18	Baa1	ZAR	6,700	706,245
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
4.875%	11/07/19	Baa3	EUR	500	664,410
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
5.625%	04/04/42	Baa1		400	415,000
RZD Capital Ltd. (Ireland),
Sr. Unsec’d. Notes
7.487%	03/25/31	Baa1	GBP	1,000	1,623,624
Slovenia Government Bond (Slovenia),
Unsec’d. Notes
5.125%	03/30/26	Ba1	EUR	300	336,410
Spanish Government Bond (Spain),
Bonds
3.000%	04/30/15	Baa3	EUR	300	394,592
4.500%	01/31/18	Baa3	EUR	2,000	2,699,997
5.850%	01/31/22	Baa3	EUR	2,300	3,255,135
Spanish Government Bonds (Spain),
Sr. Unsec’d. Notes, MTN
5.250%	04/06/29	Baa3	GBP	200	274,010
State of North Rhine-Westphalia (Germany),
Sr. Unsec’d. Notes, MTN
3.250%	05/28/14	Aa1	NOK	25,400	4,227,514

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	12/07/27	Aa1	GBP	1,200	$2,097,719
4.250%	09/07/39	Aa1	GBP	900	1,551,743
4.250%	12/07/40	Aa1	GBP	5,700	9,822,157
4.750%	12/07/38	Aa1	GBP	2,500	4,659,222
Unsec’d. Notes
3.250%	01/22/44	Aa1	GBP	1,400	1,997,281
4.500%	09/07/34	Aa1	GBP	800	1,432,529
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
2.500%	07/26/16	Aa1	GBP	200	1,036,564
Bonds, TIPS
0.125%	03/22/24	Aa1	GBP	9,500	15,379,290
0.125%	03/22/29	Aa1	GBP	200	324,912
0.375%	03/22/62	Aa1	GBP	100	187,661
1.250%	11/22/17	Aa1	GBP	500	1,095,348
1.875%	11/22/22	Aa1	GBP	6,700	15,117,338
Xunta de Galicia (Spain),
Sr. Unsub. Notes
5.763%	04/03/17	Baa3	EUR	3,500	4,748,016
6.131%	04/03/18	Baa3	EUR	300	412,253

TOTAL FOREIGN GOVERNMENT BONDS (cost $338,037,608)					327,398,524

MUNICIPAL BONDS — 0.7%
California — 0.4%
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49	Aa1		2,700	3,370,464
Los Angeles County Public Works Financing Authority,
Revenue Bonds
7.618%	08/01/40	A1		5,600	6,857,312
San Diego County Regional Airport Authority,
Revenue Bonds
6.628%	07/01/40	A2		1,600	1,792,512
State of California,
General Obligation Unlimited
5.000%	06/01/37	A1		600	623,568
5.000%	11/01/37	A1		1,150	1,199,554
5.000%	04/01/38	A1		1,200	1,259,940
University of California,
Revenue Bonds
5.000%	05/15/25	Aa2		600	685,146
5.000%	05/15/26	Aa2		1,000	1,129,300
5.000%	05/15/27	Aa2		2,560	2,857,600
5.000%	05/15/28	Aa2		600	663,822
5.000%	05/15/29	Aa2		3,900	4,283,721

					24,722,939

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3		600	701,226

Kentucky
Kentucky State Property & Building Commission,
Revenue Bonds
5.373%	11/01/25	Aa3		600	656,904

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
5.000%	01/01/25	A3	$300	$335,613
5.000%	01/01/26	A3	600	664,074
5.000%	01/01/27	A3	500	547,925

				1,547,612

New York — 0.2%
New York City Municipal Water Finance Authority,
Revenue Bonds
5.750%	06/15/40	Aa2	500	563,510
New York City Transitional Finance Authority,
Revenue Bonds
4.725%	11/01/23	Aa1	200	220,548
4.905%	11/01/24	Aa1	200	221,366
5.075%	11/01/25	Aa1	200	220,566
New York State Urban Development Corp.,
Revenue Bonds
5.000%	03/15/23	AAA(d)	2,000	2,305,360
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	3,500	3,173,485
5.750%	11/01/30	Aa3	1,200	1,321,860
Triborough Bridge & Tunnel Authority,
Revenue Bonds
5.000%	11/15/25	Aa3	3,600	4,126,140

				12,152,835

Ohio
American Municipal Power, Inc.,
Revenue Bonds
5.939%	02/15/47	A1	700	736,358
8.084%	02/15/50	A3	800	1,023,176

				1,759,534

Texas — 0.1%
Dallas/Fort Worth International Airport,
Revenue Bonds
5.000%	11/01/32	A2	7,200	7,292,232

TOTAL MUNICIPAL BONDS (cost $50,146,343)				48,833,282

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.6%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.878%(c)	09/25/35	Caa2	282	250,850
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58	Aaa	1,222	1,232,367
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
1.914%(c)	09/25/45	Ba3	227	221,440
Banc of America Funding Corp.,
Series 2006-8T2, Class A10
5.753%	10/25/36	Caa3	58	47,837
Series 2006-J, Class 4A1
5.630%(c)	01/20/47	D(d)	1,750	1,331,157

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.864%(c)	05/25/35	Caa2		$1,000	$877,170
Series 2005-E, Class 2A1
2.798%(c)	06/25/35	Caa1		130	119,709
Series 2005-H, Class 2A1
3.110%(c)	09/25/35	CC(d)		66	59,679
Series 2005-H, Class 2A5
3.110%(c)	09/25/35	CC(d)		781	696,417
Bancaja FTA (Spain),
Series 8, Class A
0.317%(c)	10/25/37	A3	EUR	604	648,424
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
12.331%(c)	04/26/37	NR		388	118,388
Series 2011-RR4, Class 8A2, 144A
11.071%(c)	02/26/36	NR		2,700	1,003,722
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37	NR		966	976,192
Series 2011-RR5, Class 12A1, 144A
5.340%(c)	03/26/37	NR		291	266,743
Series 2011-RR5, Class 12A2, 144A
6.006%(c)	03/26/37	NR		2,600	783,757
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.571%(c)	08/25/33	Baa1		15	14,970
Series 2003-7, Class 6A
2.778%(c)	10/25/33	Baa1		11	11,059
Series 2003-9, Class 2A1
2.982%(c)	02/25/34	A3		177	171,954
Series 2004-2, Class 22A
2.918%(c)	05/25/34	B1		29	27,481
Series 2004-10, Class 13A1
2.845%(c)	01/25/35	B3		177	163,976
Series 2004-10, Class 21A1
3.148%(c)	01/25/35	B1		302	296,477
Series 2004-10, Class 22A1
2.976%(c)	01/25/35	B2		112	105,228
Series 2005-1, Class 2A1
2.836%(c)	03/25/35	Caa2		73	66,528
Series 2005-2, Class A1
2.600%(c)	03/25/35	Ba2		235	231,931
Series 2005-2, Class A2
2.793%(c)	03/25/35	Baa3		63	62,236
Series 2005-4, Class 3A1
2.895%(c)	08/25/35	Caa2		977	861,178
Series 2005-5, Class A1
2.240%(c)	08/25/35	Ba2		20	19,679
Series 2005-5, Class A2
2.320%(c)	08/25/35	Ba3		527	518,286
Series 2005-8, Class A3, 144A
5.145%(c)	08/25/35	B3		457	465,700
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1
2.709%(c)	05/25/35	B3		2,570	2,348,180
Series 2005-7, Class 22A1
2.864%(c)	09/25/35	Caa3		359	294,200
Series 2005-9, Class 24A1

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.845%(c)	11/25/35	Ca		$179	$131,246
Series 2005-10, Class 24A1
2.491%(c)	01/25/36	Ca		317	213,967
Series 2006-2, Class 23A1
2.778%(c)	03/25/36	Ca		306	200,284
Series 2006-4, Class 21A1
2.645%(c)	08/25/36	Ca		261	168,490
Series 2006-5, Class 2A2
3.645%(c)	08/25/36	Caa3		417	282,748
Series 2006-6, Class 31A1
2.845%(c)	11/25/36	Caa3		638	433,013
Series 2006-6, Class 32A1
2.911%(c)	11/25/36	Caa3		534	350,694
Series 2006-8, Class 3A1
0.353%(c)	02/25/34	A2		135	131,056
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.639%(c)	01/26/36	Caa3		1,879	1,416,465
Series 2007-R6, Class 2A1
2.653%(c)	12/26/46	Caa3		1,072	730,357
Berica ABS SRL (Italy),
Series 2011-1, Class A1
0.513%(c)	12/30/55	A2	EUR	5,130	6,317,374
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.537%(c)	03/31/48	A2	EUR	2,469	2,913,929
Chase Mortgage Finance Trust,
Series 2007-A1, Class 1A1
2.914%(c)	02/25/37	A1		193	193,198
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.823%(c)	03/25/34	Ba3		86	85,520
Series 2005-6, Class A1
2.270%(c)	09/25/35	B1		33	32,518
Series 2005-6, Class A2
2.290%(c)	09/25/35	B1		56	54,457
Series 2005-10, Class 1A2A
2.730%(c)	12/25/35	Caa3		83	53,785
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	Caa1		21	18,401
Series 2005-56, Class 2A2
2.210%(c)	11/25/35	Caa3		27	20,125
Series 2005-56, Class 2A3
1.670%(c)	11/25/35	Caa3		27	19,550
Series 2005-62, Class 2A1
1.176%(c)	12/25/35	Caa3		527	375,232
Series 2005-76, Class 2A1
1.168%(c)	02/25/36	Caa3		27	21,627
Series 2005-81, Class A1
0.473%(c)	02/25/37	Caa3		2,696	1,863,687
Series 2006-2CB, Class A14
5.500%	03/25/36	Ca		62	47,426
Series 2006-15CB, Class A1
6.500%	06/25/36	Ca		148	113,187
Series 2006-OA11, Class A1B
0.383%(c)	09/25/46	Ca		161	111,953
Series 2006-OA14, Class 2A1

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
0.383%(c)	11/25/46		Caa3		$263	$183,004
Series 2006-OA17, Class 1A1A
0.390%(c)	12/20/46		Ca		1,754	1,163,624
Series 2006-OA19, Class A1
0.372%(c)	02/20/47		Caa3		902	597,645
Series 2006-OA22, Class A1
0.353%(c)	02/25/47		Caa3		226	176,222
Series 2007-OA4, Class A1
0.363%(c)	05/25/47		Ca		1,052	853,524
Series 2007-16CB, Class 5A1
6.250%	08/25/37		Caa3		55	43,328
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.963%(c)	08/25/34		Caa1		175	150,868
Series 2004-12, Class 12A1
2.814%(c)	08/25/34		Caa1		548	499,797
Series 2004-22, Class A3
2.915%(c)	11/25/34		B3		37	33,604
Series 2004-HYB5, Class 2A1
2.873%(c)	04/20/35		Baa1		142	143,053
Series 2005-2, Class 1A1
0.513%(c)	03/25/35		Caa3		1,081	761,417
Series 2005-9, Class 1A1
0.493%(c)	05/25/35		Caa2		1,087	917,115
Series 2005-HYB6, Class 5A1
5.029%(c)	10/20/35		Caa2		319	258,884
Series 2005-HYB9, Class 5A1
2.459%(c)	02/20/36		Ca		494	370,884
Series 2005-R2, Class 1AF1, 144A
0.533%(c)	06/25/35		Ba1		44	39,488
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.500%(c)	08/25/33		A3		30	29,160
Series 2004-AR6, Class 9A2
0.933%(c)	10/25/34		Aaa		97	94,262
Credit Suisse Mortgage Capital Certificates,
Series 2007-3, Class 1A6A
5.579%(c)	04/25/37		Caa3		284	172,542
Credit SuisseCommercial Mortgage,
Series 2010-18R, Class 4A4, 144A
2.603%(c)	04/26/38	(g)	NR		1,700	1,643,514
Crusade Global Trust (Australia),
Series 2004-2, Class A2
0.342%(c)	11/19/37		Aaa	EUR	92	119,061
Series 2005-2, Class A2
2.979%(c)	08/14/37		Aaa	AUD	646	582,761
Deutsche Alt-A Securities, Inc. Alternate Loan Trust,
Series 2006-AB4, Class A6A2
5.886%	10/25/36		Caa3		133	97,491
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18		Baa2		212	218,508
Series 2006-AB4, Class A1B1
0.293%(c)	10/25/36		Ca		18	8,753
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C
0.666%(c)	12/10/44		Aa2	GBP	2,475	3,451,856

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35	Aaa		$144	$153,235
Series 2006-16, Class FC
0.493%(c)	03/25/36	Aaa		103	103,639
Series 2006-118, Class A2
0.262%(c)	12/25/36	Aaa		137	129,664
Series 2011-3, Class FA
0.873%(c)	02/25/41	Aaa		600	605,631
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.574%(c)	07/25/44	Aaa		426	437,767
First Horizon Alternative Mortgage Securities,
Series 2005-AA1, Class 1A1
2.385%(c)	03/25/35	Caa3		806	629,620
First Horizon Asset Securities, Inc.,
Series 2007-AR1, Class 1A1
2.598%(c)	05/25/37	D(d)		753	592,553
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.604%(c)	10/18/54	Aa3	GBP	2,000	3,092,870
Freddie Mac Reference REMICS,
Series R006, Class ZA
6.000%	04/15/36	Aaa		460	505,334
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34	Aaa		611	661,671
Series 3172, Class FK
0.643%(c)	08/15/33	Aaa		681	685,264
Series 3174, Class FM
0.433%(c)	05/15/36	Aaa		45	45,064
Freddie Mac Strips,
Series 278, Class F1
0.643%(c)	09/15/42	Aaa		1,452	1,461,751
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
1.954%(c)	04/24/47	Aaa	GBP	795	1,226,753
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.492%(c)	03/20/37	Aaa		552	553,641
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class A4
0.392%(c)	12/20/54	Aaa		791	767,308
Granite Mortgages PLC (United Kingdom),
Series 2003-2, Class 1A3
0.776%(c)	07/20/43	Aaa		781	768,522
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
2.920%(c)	10/25/33	BB(d)		839	822,001
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.940%(c)	03/25/33	NR		11	10,758
Series 2005-AR1, Class 1A1
3.025%(c)	01/25/35	BBB+(d)		58	56,854
Series 2005-AR2, Class 2A1
2.828%(c)	04/25/35	Caa1		576	561,404
Series 2005-AR3, Class 6A1
2.816%(c)	05/25/35	Caa2		578	515,949

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-AR6, Class 4A5
2.656%(c)	09/25/35		BBB-(d)		1,000	$918,397
Series 2006-AR1, Class 2A1
2.796%(c)	01/25/36		D(d)		306	271,939
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.599%(c)	05/19/33		BBB+(d)		35	34,043
Series 2004-1, Class 2A
2.703%(c)	04/19/34		Baa2		208	203,991
Series 2005-2, Class 2A1A
0.412%(c)	05/19/35		Caa3		863	708,580
Series 2005-4, Class 3A1
2.765%(c)	07/19/35		Caa3		64	54,021
Series 2005-10, Class 2A1A
0.502%(c)	11/19/35		Caa3		931	745,992
Series 2006-1, Class 2A1A
0.432%(c)	03/19/36		Caa3		585	395,689
Series 2006-5, Class 2A1A
0.372%(c)	07/19/46		Caa3		153	103,924
Series 2006-SB1, Class A1A
1.018%(c)	12/19/36		Caa3		548	403,700
Holmes Master Issuer PLC (United Kingdom),
Series 2011-1X, Class A3, 144A
1.561%(c)	10/15/54		Aaa	EUR	1,477	1,935,178
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.845%(c)	11/25/35		Caa1		154	131,385
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.433%(c)	07/25/35		Caa2		88	76,706
Series 2006-AR12, Class A1
0.383%(c)	09/25/46		Caa2		405	321,110
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A1
5.550%(c)	10/25/36		Caa1		7	6,747
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
2.115%(c)	11/25/33		BB+(d)		18	17,340
Series 2005-A2, Class 7CB1
4.247%(c)	04/25/35		Ba3		152	150,305
Series 2005-A6, Class 2A1
3.094%(c)	08/25/35		B(d)		77	74,741
Series 2005-ALT1, Class 3A1
2.829%(c)	10/25/35		CCC(d)		173	135,909
Series 2006-A1, Class 3A2
2.818%(c)	02/25/36		D(d)		92	79,009
Series 2007-A1, Class 1A1
2.974%(c)	07/25/35		Ba3		83	81,994
Series 2007-S3, Class 1A90
7.000%	08/25/37		D(d)		433	395,443
Lanark Master Issuer PLC (United Kingdom),
Series 2012-2A, Class 1A, 144A
1.673%(c)	12/22/54		Aaa		1,400	1,430,120
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.532%(c)	09/21/38	(g)	Aaa		3,961	3,975,536

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B
0.372%(c)	01/01/61		Aaa	EUR	2,400	$2,734,470
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.160%(c)	12/15/49		AA-(d)	GBP	3,836	5,384,189
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.301%(c)	12/25/33		Baa3		229	226,470
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.333%(c)	02/25/33		BB+(d)		95	88,143
Series 2005-A8, Class A3A2
0.443%(c)	08/25/36		B2		32	29,325
Series 2005-A10, Class A
0.403%(c)	02/25/36		B2		244	211,139
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.664%(c)	10/25/35		Ba2		103	99,116
Series 2005-2, Class 2A
2.440%(c)	10/25/35		B1		712	706,391
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.311%(c)	06/25/36		B3		231	208,258
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.643%(c)	10/07/20		Aaa		424	426,495
Series 2010-R2, Class 1A
0.563%(c)	11/06/17		Aaa		426	425,624
Series 2010-R3, Class 1A
0.753%(c)	12/08/20		Aaa		319	319,864
Series 2010-R3, Class 2A
0.753%(c)	12/08/20		Aaa		2,304	2,318,788
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB
0.430%(c)	12/01/50		Aa1	EUR	704	753,822
Series 2007-3X, Class A2B
0.810%(c)	12/15/50		Aaa	EUR	3,100	3,621,245
Series 2007-3X, Class A3
1.507%(c)	12/15/50		Aa2	GBP	1,600	2,116,318
Series 2007-3X, Class BA
1.759%(c)	12/15/50		Baa2	GBP	400	483,747
Permanent Master Issuer PLC (United Kingdom),
Series 2011-1A, Class 1A1, 144A
1.675%(c)	07/15/42	(g)	Aaa		1,700	1,710,530
Series 2011-1A, Class 1A3, 144A
1.511%(c)	07/15/42		Aaa	EUR	3,800	4,974,129
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.503%(c)	08/25/33		A3		97	96,282
Puma Finance Ltd. (Australia),
Series G5, Class A1, 144A
0.414%(c)	02/21/38		Aaa		150	148,385
Series P10, Class BA
3.330%(c)	07/12/36	(g)	Aaa	AUD	52	46,849
RALI Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		Caa3		225	198,835

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.373%(c)	06/25/46	Ca		$856	$382,755
Series 2007-QO2, Class A1
0.343%(c)	02/25/47	Ca		419	222,177
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.643%(c)	04/25/35	CCC(d)		530	392,732
Series 2006-R1, Class A2
0.593%(c)	01/25/46	Caa3		128	57,893
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.270%(c)	09/25/35	Caa3		507	401,420
Series 2006-SA1, Class 2A1
4.004%(c)	02/25/36	Caa2		106	86,948
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.669%(c)	12/15/43	Aa2	GBP	1,091	1,441,131
RMAC PLC (United Kingdom),
Series 2004-NSP4, Class A2
0.696%(c)	12/12/36	Aa1	GBP	1,331	1,810,449
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.392%(c)	07/20/36	B1		266	234,642
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.578%(c)	02/25/34	Baa1		308	304,767
Series 2004-4, Class 3A2
2.593%(c)	04/25/34	Ba2		50	49,584
Series 2004-12, Class 7A1
2.764%(c)	09/25/34	Ba2		48	47,785
Series 2004-18, Class 5A
5.500%(c)	12/25/34	B3		78	75,261
Series 2005-18, Class 6A1
2.648%(c)	09/25/35	Caa2		858	802,938
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.852%(c)	10/19/34	Baa1		17	16,538
Series 2005-AR5, Class A2
0.442%(c)	07/19/35	A1		382	352,434
Series 2006-AR3, Class 12A1
0.413%(c)	05/25/36	Caa3		244	166,296
Series 2007-AR4, Class A3
0.413%(c)	09/25/47	C		700	454,644
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A
2.718%(c)	10/28/35	CC(d)		44	41,600
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
4.204%(c)	11/07/40	AAA(d)	AUD	294	267,572
Swan (Australia),
Series 2006-1E, Class A2
3.090%(c)	05/12/37	Aaa	AUD	233	211,298
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.970%	09/25/36	C		284	74,952

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1
1.443%(c)	06/25/47	B3		$191	$169,303
Series 2007-3, Class 3A1
5.750%(c)	06/25/47	Caa1		387	356,123
Torrens Trust (Australia),
Series 2005-3E, Class A1
0.391%(c)	10/15/36	NR	EUR	439	570,849
Series 2007-1, Class A
3.230%(c)	10/19/38	Aaa	AUD	209	190,114
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
4.674%(c)	03/20/37	NR		272	242,171
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2005-2, Class 1A3
0.643%(c)	04/25/35	CCC(d)		1,649	1,179,156
Series 2006-AR5, Class 3A
1.113%(c)	07/25/46	Ca		73	37,711
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.368%(c)	11/25/42	B3		3	2,302
Series 2003-AR5, Class A7
2.449%(c)	06/25/33	A3		12	12,108
Series 2005-AR10, Class 3A1
5.273%(c)	08/25/35	CC(d)		32	30,275
Series 2005-AR12, Class 1A6
2.444%(c)	10/25/35	CC(d)		2,615	2,347,564
Series 2005-AR16, Class 1A3
2.481%(c)	12/25/35	CCC(d)		1,169	1,047,873
Series 2006-AR2, Class 2A1
4.556%(c)	03/25/36	CC(d)		398	368,167
Series 2006-AR5, Class A12A
1.148%(c)	06/25/46	Caa1		110	100,563
Series 2006-AR7, Class 3A
2.470%(c)	07/25/46	B2		400	366,367
Series 2006-AR10, Class 1A2
2.658%(c)	09/25/36	D(d)		111	90,099
Series 2006-AR13, Class 2A
2.470%(c)	10/25/46	Caa2		216	192,227
Series 2006-AR15, Class 2A
2.499%(c)	11/25/46	Caa1		147	129,571
Series 2006-AR19, Class 1A1A
0.903%(c)	01/25/47	Caa2		243	225,507
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
2.190%(c)	02/25/33	Aa1		10	9,920
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
2.626%(c)	09/25/34	A1		88	88,471
Series 2005-AR11, Class 1A1
2.666%(c)	06/25/35	Ba3		319	323,057
Series 2006-AR2, Class 2A1
2.641%(c)	03/25/36	CCC(d)		772	750,892
Series 2006-AR2, Class 2A3
2.641%(c)	03/25/36	CCC(d)		551	529,381
Series 2006-AR6, Class 3A1
2.770%(c)	03/25/36	B3		350	330,482
Series 2006-AR8, Class 3A1

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.707%(c)	04/25/36	CC(d)	$219	$198,112
Series 2006-AR10, Class 5A6
2.613%(c)	07/25/36	D(d)	426	374,503

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $110,009,193)				115,729,719

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
Federal Home Loan Mortgage Corp.
2.500%(c)	10/02/19-03/01/35		2,325	2,351,049
4.500%	03/01/39-09/01/41		3,249	3,430,423
5.500%	10/01/36		46	49,737
Federal National Mortgage Assoc.
1.250%	03/14/14		1,000	1,007,299
1.374%(c)	11/01/42-07/01/44		258	263,682
2.375%(c)	09/01/19		2	1,645
2.423%(c)	06/01/35		110	116,634
2.500%	09/01/27-01/01/43		40,830	39,832,114
3.000%	12/01/42-06/01/43		16,900	16,535,281
3.000%	TBA		32,000	31,264,998
3.000%	TBA		3,000	3,079,219
3.000%	TBA		19,000	18,513,124
4.000%	12/01/40-08/01/41		1,028	1,076,113
4.295%	06/01/21		3,000	3,305,267
4.500%	03/01/25-07/01/41		5,574	5,909,381
4.500%	TBA		2,000	2,112,500
5.000%	04/01/30		602	660,890
5.500%	12/01/36		88	95,933
6.000%	06/01/38		383	416,862
Government National Mortgage Assoc.
2.500%	12/15/42-01/15/43		4,978	4,655,022
3.000%	09/15/42-06/15/43		12,000	11,892,410
3.000%	TBA		27,000	26,692,033
4.500%	06/15/40-03/15/41		5,726	6,112,465
Overseas Private Investment Corp.
4.140%	05/15/30		1,000	1,024,754

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $184,079,522)				180,398,835

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Bonds
2.750%	11/15/42		25,200	21,727,138
3.125%	11/15/41(k)		7,200	6,750,000
3.125%	02/15/42(h)		2,400	2,247,000
3.875%	08/15/40(v)		4,800	5,188,502
4.250%	11/15/40		1,800	2,069,719
4.375%	05/15/40		700	820,968
4.750%	02/15/41		3,000	3,728,436
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/22		93,450	97,078,487
0.125%	07/15/22(h)(k)		104,700	103,489,411
0.125%	01/15/23(h)(k)(v)		80,700	78,835,084
0.500%	04/15/15		2,000	2,199,708
0.625%	07/15/21-02/15/43		38,950	39,099,269
0.750%	02/15/42		2,200	1,993,199
1.125%	01/15/21		20,400	23,193,484

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
1.250%	04/15/14-07/15/20	$31,000	$35,841,344
1.375%	01/15/20	13,500	15,817,996
1.625%	01/15/15	3,400	4,305,596
1.750%	01/15/28	5,300	6,591,676
1.875%	07/15/13-07/15/19	21,850	27,414,598
2.000%	01/15/14-01/15/26	24,100	31,853,674
2.010%	01/15/16	8,700	10,947,967
2.125%	01/15/19	6,300	7,716,878
2.125%	02/15/40-02/15/41	5,600	7,297,789
2.375%	01/15/25-01/15/27	48,000	68,399,395
2.500%	01/15/29(k)	11,200	14,963,320
3.375%	04/15/32	600	1,104,166
3.625%	04/15/28	3,350	6,685,097
3.875%	04/15/29	16,100	32,825,251
U.S. Treasury Notes
0.250%	01/31/14-05/31/14	60,380	60,421,986
0.375%	11/15/14	7,400	7,415,029
1.000%	01/15/14-05/15/14	9,600	9,648,659
1.250%	02/15/14-04/15/14	14,103	14,203,868
1.375%	02/28/19	6,000	5,934,372
1.500%	12/31/13-03/31/19	6,000	5,979,062
1.625%	08/15/22-11/15/22	7,600	7,117,688
1.750%	01/31/14-05/15/23	20,800	20,235,421
1.875%	04/30/14	1,500	1,521,093
2.000%	11/15/21-02/15/23	100,100	98,347,456
2.375%	06/30/18(h)	61,300	64,250,063

TOTAL U.S. TREASURY OBLIGATIONS (cost $993,367,665)			955,259,849

TOTAL LONG-TERM INVESTMENTS (cost $6,564,981,615)			6,929,009,000

		Shares
SHORT-TERM INVESTMENTS — 16.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 8.6%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $630,413,699; includes $282,231,063 of cash collateral for securities on loan)(b)(w)(Note 4)		630,413,699	630,413,699

		Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 5.3%
Barclays Capital, Inc.,
0.100%, dated 06/28/13, due 07/01/13 due in the amount of $6,000,050		$6,000	6,000,000
Barclays Capital, Inc.,
0.180%, dated 06/28/13, due 07/01/13 due in the amount of $8,200,123		8,200	8,200,000
Credit Suisse Securities LLC,
0.170%, dated 06/28/13, due 07/01/13 due in the amount of $20,952,297		20,952	20,952,000

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Principal Amount (000)#	Value (Note 2)
REPURCHASE AGREEMENTS(m) (continued)
Credit Suisse Securities LLC,
0.170%, dated 06/28/13, due 07/01/13 due in the amount of $51,348,727	$51,348	$51,348,000
Deutsche Bank Securities, Inc.,
0.100%, dated 06/28/13, due 07/01/13 due in the amount of $14,059,421	14,059	14,059,304
Deutsche Bank Securities, Inc.,
0.100%, dated 06/28/13, due 07/01/13 due in the amount of $58,241,181	58,241	58,240,696
J.P.Morgan Securities LLC,
0.120%, dated 06/28/13, due 07/01/13 due in the amount of $8,559,694	8,560	8,559,608
J.P.Morgan Securities LLC,
0.120%, dated 06/28/13, due 07/01/13 due in the amount of $49,040,882	49,040	49,040,392
J.P.Morgan Securities LLC,
0.200%, dated 06/28/13, due 07/01/13 due in the amount of $8,200,137	8,200	8,200,000
Morgan Stanley Co. LLC,
0.200%, dated 06/28/13, due 07/01/13 due in the amount of $11,100,185	11,100	11,100,000
Morgan Stanley Co. LLC,
0.220%, dated 06/28/13, due 07/01/13 due in the amount of $7,100,130	7,100	7,100,000
Morgan Stanley Co. LLC,
0.220%, dated 06/28/13, due 07/01/13 due in the amount of $10,800,198	10,800	10,800,000
Morgan Stanley Co. LLC,
0.220%, dated 06/28/13, due 07/01/13 due in the amount of $11,000,202	11,000	11,000,000
RBS Securities, Inc.,
0.200%, dated 06/28/13, due 07/01/13 due in the amount of $16,502,275	16,502	16,502,000
RBS Securities, Inc.,
0.200%, dated 06/28/13, due 07/01/13 due in the amount of $55,798,930	55,798	55,798,000
RBS Securities, Inc.,
0.210%, dated 06/28/13, due 07/01/13 due in the amount of $939,016	939	939,000
RBS Securities, Inc.,
0.210%, dated 06/28/13, due 07/01/13 due in the amount of $49,061,859	49,061	49,061,000

TOTAL REPURCHASE AGREEMENTS (cost $386,900,000)		386,900,000

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.6%
Federal Home Loan Bank
0.070%	09/06/13	1,100	1,099,919
0.085%	09/13/13	5,300	5,299,565
Federal Home Loan Mortgage Corp.
0.160%	02/04/14-02/11/14	5,500	5,496,286
0.080%	09/16/13	18,800	18,798,383
0.090%	09/03/13	400	399,972
0.110%	01/23/14	9,400	9,394,623

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $40,484,329)			40,488,748

Interest Rate	Maturity Date	Principal Amount (000)}#		Value (Note 2)
U.S. TREASURY OBLIGATIONS(n) — 0.7%
U.S. Treasury Bills
0.040%	09/19/13		$200	$199,984
0.041%	08/15/13(h)		659	658,965
0.045%	09/19/13		14,200	14,198,892
0.051%	09/19/13		600	599,953
0.068%	07/05/13(h)(k)		5,685	5,684,984
0.130%	01/09/14(h)		32	31,989
0.135%	05/29/14(h)		15,800	15,781,783
0.145%	02/06/14(h)		2,875	2,873,551
0.148%	01/09/14		261	260,913
0.153%	06/26/14		13,300	13,280,715
0.176%	02/06/14		669	668,663

TOTAL U.S. TREASURY OBLIGATIONS (cost $54,237,307)				54,240,392

FOREIGN TREASURY OBLIGATIONS(n) — 0.5%
Italy Buoni Ordinari del Tesoro
0.530%	09/13/13	EUR	3,000	3,900,453
Mexican Bonos
8.000%	12/19/13	MXN	170,000	13,360,864
Mexico Cetes
4.090%	10/03/13	MXN	2,230,000	17,032,739
4.090%	10/17/13	MXN	810,000	6,177,153

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $42,724,156)				40,471,209

CERTIFICATES OF DEPOSIT(n) — 0.3%
Dexia Credit Local SA
1.400%	09/20/13		4,000	4,006,546
1.700%	09/06/13		15,400	15,429,918

TOTAL CERTIFICATES OF DEPOSIT (cost $19,400,000)				19,436,464

COMMERCIAL PAPER(n) — 0.1%
Banco Bilbao
3.120%	10/21/13		400	398,646
Daimler Finance North America LLC
1.070%	10/11/13		1,900	1,897,977
Santander SA
1.710%	10/11/13		300	299,269
Standard Chartered Bank
0.950%	10/01/13		3,900	3,897,993

TOTAL COMMERCIAL PAPER (cost $6,479,435)				6,493,885

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Brent Crude Oil Futures, expiring 10/31/13, Strike Price $118.75	JPMorgan Chase	$3	900

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Call Options (continued)
expiring 11/29/13, Strike Price $118.75	JPMorgan Chase	$3	$1,350
expiring 12/31/13, Strike Price $118.75	JPMorgan Chase	3	1,800
Crude Oil Futures,
expiring 11/15/13, Strike Price $117.00	JPMorgan Chase	16	4,320
expiring 11/15/13, Strike Price $130.00	JPMorgan Chase	16	1,760
expiring 11/17/15, Strike Price $150.00	Morgan Stanley	25	8,000
ICE Brent Crude Oil Futures,
expiring 10/31/13, Strike Price $118.75	Goldman Sachs & Co.	7	2,100
expiring 11/29/13, Strike Price $118.75	Goldman Sachs & Co.	7	3,150
expiring 12/31/13, Strike Price $118.75	Goldman Sachs & Co.	7	4,200

			27,580

Put Options
Interest Rate Swap Options,
Pay a fixed rate of 3.88% and receive a floatingrate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank	2,200	80,017
Pay a fixed rate of 3.45%and receive a floatingrate based on 3-month LIBOR, expiring 09/21/15	Bank of America	5,000	618,721
Pay a fixed rate of 3.45%and receive a floatingrate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	3,300	408,356
Pay a fixed rate of 3.45%and receive a floatingrate based on 3-month LIBOR, expiring 09/21/15	Royal Bank of Scotland Group PLC	4,800	593,972

			1,701,066

TOTAL OPTIONS PURCHASED (cost $1,548,634)			1,728,646

TOTAL SHORT-TERM INVESTMENTS (cost $1,182,187,560)			1,180,173,043

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 110.9% (cost $7,747,169,175)			8,109,182,043

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
SECURITIES SOLD SHORT — (0.5)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.4)%
Federal Home Loan Mortgage Corp.
4.500%	TBA	$5,000	$(5,264,844)
Federal National Mortgage Assoc.
2.500%	TBA	5,000	(5,028,906)
4.000%	TBA	1,000	(1,041,758)
4.001%	TBA	2,000	(2,108,047)
4.500%	TBA	9,000	(9,541,055)
5.000%	TBA	1,000	(1,076,172)
5.500%	TBA	6,000	(6,516,563)
5.500%	TBA	2,000	(2,172,187)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $33,250,704)			(32,749,532)

U.S. TREASURY OBLIGATION — (0.1)%
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-04/15/17	5,600	(6,033,560)

(proceeds received $6,045,001)
TOTAL SECURITIES SOLD SHORT (proceeds received $39,295,705)			(38,783,092)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options
10 Year U.S. Treasury Note Future,
expiring 08/23/13, Strike Price $133.00	Goldman Sachs & Co.	$3,400	(1,063)
Brent Crude Oil Futures,
expiring 11/13/13, Strike Price $6.00	Deutsche Bank	80	(173,600)
Crude Oil Futures,
expiring 07/17/13, Strike Price $103.00	Deutsche Bank	24	(3,360)
Currency Option USD vs MXN,
expiring 07/11/13, Strike Price $12.85	Bank of America	1,317	(22,041)
Currency Option USD vs ZAR,
expiring 07/18/13, Strike Price $9.70	UBS Securities	3,402	(99,949)
Heating Oil Futures,
expiring 10/31/13, Strike Price $330.00	JPMorgan Chase	126	(819)
expiring 11/29/13, Strike Price $330.00	JPMorgan Chase	126	(1,537)
expiring 12/31/13, Strike Price $330.00	JPMorgan Chase	126	(2,243)
ICE Brent Crude Oil Futures,
expiring 11/11/13, Strike Price $140.00	JPMorgan Chase	16	(1,440)
expiring 11/10/15, Strike Price $160.00	Morgan Stanley	25	(11,750)

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#	Value (Note 2)
Call Options (continued)
Interest Rate Swap Options,
Pay a fixed rate of 1.60% and receive a floating rate based on 3-month LIBOR, expiring 07/02/13	Bank of America	$3,200	$—
Pay a fixed rate of 1.60% and receive a floating rate based on 3-month LIBOR, expiring 07/02/13	Goldman Sachs & Co.	12,900	—
Pay a fixed rate of 1.60% and receive a floating rate based on 3-month LIBOR, expiring 07/02/13	Goldman Sachs & Co.	12,900	(280,327)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America	3,100	(10)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	5,000	(17)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	2,500	(8)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	1,200	(4)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Deutsche Bank	4,200	(14)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.	3,500	(12)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.	3,000	(10)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	13,300	(44)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#	Value (Note 2)
Call Options (continued)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	$2,400	$(8)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	100	—
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	14,500	(48)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	4,800	(16)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	4,100	(14)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Royal Bank of Scotland Group PLC	3,600	(12)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America	1,300	(35)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank	1,000	(27)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Morgan Stanley	6,400	(174)
Pay a fixed rate of 1.90% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Royal Bank of Scotland Group PLC	1,400	(282)

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#	Value (Note 2)
Call Options (continued)
Pay a fixed rate of 0.40% and receive a floating rate based on 3-month Euribor, expiring 03/12/14	Deutsche Bank	EUR 8,700	$(10,506)
Pay a fixed rate of 0.40% and receive a floatingrate based on 3-month Euribor, expiring 03/12/14	Royal Bank of Scotland Group PLC	EUR 10,500	(12,679)
New York Harbor Heating Oil Futures,
expiring 10/31/13, Strike Price $3.30	Goldman Sachs & Co.	294	(2,675)
expiring 11/29/13, Strike Price $3.30	Goldman Sachs & Co.	294	(4,351)
expiring 12/31/13, Strike Price $3.30	Goldman Sachs & Co.	294	(6,262)
WTI -Brent ICSO,
expiring 05/14/14, Strike Price $6.00	Goldman Sachs & Co.	9	(19,170)

			(654,507)

Put Options — (0.1)%
10 Year U.S. Treasury Note Future,
expiring 08/23/13, Strike Price $129.00	Goldman Sachs & Co.	3,400	(95,094)
Crude Oil European Style Futures,
expiring 11/15/13, Strike Price $77.00	JPMorgan Chase	16	(12,960)
Currency Option USD vs JPY,
expiring 07/05/13, Strike Price $95.00	Bank of America	3,900	(1,822)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 01/22/18,
Strike Price $ —	Deutsche Bank	700	(5,642)
expiring 04/07/20,	Citigroup Global
Strike Price $216.69	Markets	4,200	(6,569)
expiring 09/29/20,	Citigroup Global
Strike Price $217.97	Markets	400	(655)
expiring 09/29/20,	Citigroup Global
Strike Price $217.97	Markets	700	(1,146)
expiring 10/13/20,
Strike Price $218.01	Deutsche Bank	800	(1,460)
Interest Rate Swap Options,
Receive a fixed rate of 1.60% and pay a floating rate based on 3-month LIBOR, expiring 07/02/13	Bank of America	3,200	(69,537)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	EUR 16,400	(694)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#	Value (Note 2)
Put Options (continued)
Receive a fixed rate of 1.15% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	EUR 5,300	$(224)
Receive a fixed rate of 1.15% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	EUR 4,400	(186)
Receive a fixed rate of 1.15% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	EUR 6,700	(283)
Receive a fixed rate of 1.15% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	EUR 4,300	(182)
Receive a fixed rate of 1.15% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	EUR 2,100	(89)
Receive a fixed rate of 1.15% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	EUR 17,400	(736)
Receive a fixed rate of 1.15% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	EUR 6,900	(292)
Receive a fixed rate of 1.15% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	EUR 1,300	(55)
Receive a fixed rate of 1.15% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Hong Kong & Shanghai Bank	EUR 1,500	(63)
Receive a fixed rate of 1.15% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Hong Kong & Shanghai Bank	EUR 1,200	(51)
Receive a fixed rate of 1.70% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	EUR 11,100	(6,003)

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 1.70% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	EUR 5,100	$(2,758)
Receive a fixed rate of 1.70% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Citigroup Global Markets	EUR 1,500	(811)
Receive a fixed rate of 1.70% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Citigroup Global Markets	EUR 1,000	(541)
Receive a fixed rate of 1.70% and pay afloating rate based on 6-month Euribor,expiring 07/24/13	Deutsche Bank	EUR 3,700	(2,001)
Receive a fixed rate of 1.70% and pay afloating rate based on 6-month Euribor,expiring 07/24/13	Deutsche Bank	EUR 1,300	(703)
Receive a fixed rate of 1.70% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Royal Bank of Scotland Group PLC	EUR 3,700	(2,001)
Receive a fixed rate of 1.70% and pay afloating rate based on 6-month Euribor, expiring 07/24/13	Royal Bank of Scotland Group PLC	EUR 400	(216)
Receive a fixed rate of 2.65% and pay afloating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	1,200	(17,762)
Receive a fixed rate of 2.65% and pay afloating rate based on 3-month LIBOR,expiring 07/29/13	Deutsche Bank	4,200	(62,168)
Receive a fixed rate of 2.65% and pay afloating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.	3,000	(44,405)
Receive a fixed rate of 2.65% and pay afloating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	13,300	(196,864)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 2.65% and pay afloating rate based on 3-month LIBOR,expiring 07/29/13	Morgan Stanley	4,800	$(71,049)
Receive a fixed rate of 2.65% and pay afloating rate based on 3-month LIBOR, expiring 07/29/13	Royal Bank of Scotland Group PLC	3,600	(53,286)
Receive a fixed rate of 1.25% and pay afloating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America	3,700	(79,366)
Receive a fixed rate of 1.25% and pay afloating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America	1,300	(27,885)
Receive a fixed rate of 1.25% and pay afloating rate based on 3-month LIBOR,expiring 09/03/13	Deutsche Bank	3,000	(64,351)
Receive a fixed rate of 1.25% and pay afloating rate based on 3-month LIBOR,expiring 09/03/13	Deutsche Bank	1,000	(21,450)
Receive a fixed rate of 1.25% and pay afloating rate based on 3-month LIBOR,expiring 09/03/13	Morgan Stanley	18,700	(401,121)
Receive a fixed rate of 1.25% and pay afloating rate based on 3-month LIBOR,expiring 09/03/13	Morgan Stanley	6,400	(137,282)
Receive a fixed rate of 1.40% and pay afloating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America	5,300	(83,469)
Receive a fixed rate of 1.40% and pay afloating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America	3,500	(55,121)
Receive a fixed rate of 1.40% and pay afloating rate based on 3-month LIBOR,expiring 09/03/13	Deutsche Bank	4,400	(69,295)

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 1.40% and pay afloating rate based on 3-month LIBOR,expiring 09/03/13	Deutsche Bank		2,600	$(40,947)
Receive a fixed rate of 1.45% and pay afloating rate based on 3-month LIBOR,expiring 09/03/13	Morgan Stanley		11,200	(157,881)
Receive a fixed rate of 2.40% and pay afloating rate based on 3-month LIBOR, expiring 09/03/13	Royal Bank of Scotland Group PLC		1,400	(52,035)
Receive a fixed rate of 2.90% and pay afloating rate based on 3-month LIBOR, expiring 09/30/13	JPMorgan Chase		4,200	(69,845)
Receive a fixed rate of 2.90% and pay afloating rate based on 3-month LIBOR,expiring 09/30/13	Morgan Stanley		11,400	(189,581)
Receive a fixed rate of 1.50% and pay afloating rate based on 3-month LIBOR, expiring 10/28/13	Goldman Sachs & Co.		86,800	(1,536,933)
Receive a fixed rate of 0.40% and pay afloating rate based on 3-month Euribor,expiring 03/12/14	Deutsche Bank	EUR	8,700	(25,161)
Receive a fixed rate of 0.40% and pay afloating rate based on 3-month Euribor, expiring 03/12/14	Royal Bank of Scotland Group PLC	EUR	10,500	(30,367)
Receive a fixed rate of 2.85% and pay afloating rate based on 3-month LIBOR,expiring 04/14/14	Deutsche Bank		9,200	(60,858)
Receive a fixed rate of 2.50% and pay afloating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America		21,000	(813,145)
Receive a fixed rate of 2.50% and pay afloating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets		13,900	(538,225)

	Counterparty	Notional Amount (000)#		Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options (continued)
Receive a fixed rate of 2.50% and pay afloating rate based on 3-month LIBOR, expiring 09/21/15	Royal Bank of Scotland Group PLC	20,200		$(782,168)
NCG Natural Gas Year Future,
expiring 08/08/13, Strike Price $4.40	JPMorgan Chase	240		(33,090)
expiring 08/15/13, Strike Price $4.30	JPMorgan Chase	60		(5,315)
expiring 08/22/13, Strike Price $4.40	Citigroup Global Markets	150		(21,300)
Platinum Futures,
expiring 11/01/13, Strike Price $1,420.00	Morgan Stanley	1		(111,041)
expiring 11/01/13, Strike Price $1,420.00	UBS Securities	—	(r)	(58,786)
Platinum Gold Futures,
expiring 03/03/14, Strike Price $3.00	Goldman Sachs & Co.	—	(r)	(17,217)
expiring 01/22/18, Strike Price $ —	Deutsche Bank	700		(7,790)
WTI-Brent ICSO,
expiring 11/13/13, Strike Price $11.00	Goldman Sachs & Co.	4		(2,720)

				(6,152,053)

TOTAL OPTIONS WRITTEN (premiums received $3,653,944)				(6,806,560)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 110.3% (cost $7,704,219,526)				8,063,592,391
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (10.3)%				(751,774,204)

NET ASSETS — 100.0%		$		7,311,818,187

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
bps	Basis Points
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
iBoxx	Bond Market Indices
IO	Interest Only

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits
SDR	Special Drawing Rights
SFH	Single Family Housing
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $274,524,987; cash collateral of $282,231,063 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30,2013.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by FFCB (coupon rate 1.100%, maturity date 08/22/17), FNMA (coupon rate 0.500%, maturity date 09/28/15), U.S. Treasury Bonds (coupon rates 2.750%-4.500%, maturity dates 05/15/38-11/15/42), U.S. Treasury Inflation Indexed Notes (coupon rate 0.625%, maturity date 07/15/21) and U.S. Treasury Notes (coupon rates 0.625%-4.750%, maturity dates 05/15/14-05/15/2017) with the aggregate value, including accrued interest, of $394,835,875.

(n)	Rate shown is the effective yield at purchase date.

(r)	Less than $500 par.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
50	90 Day Euro Dollar	Sep. 2015	$12,390,807	$12,344,375	$(46,432)
156	90 Day Euro Dollar	Mar. 2016	38,567,440	38,311,650	(255,790)
176	90 Day Euro Euribor.	Dec. 2014	56,979,408	56,917,190	(62,218)
250	90 Day Euro Euribor.	Mar. 2015	80,905,943	80,783,198	(122,745)
38	90 Day Euro Euribor.	Jun. 2015	12,285,229	12,267,917	(17,312)
594	90 Day Euro Euribor.	Sep. 2015	191,911,560	191,583,286	(328,274)
262	90 Day Euro Euribor.	Dec. 2015	84,520,638	84,405,019	(115,619)
27	90 Day Euro Euribor.	Mar. 2016	8,714,481	8,686,805	(27,676)
61	90 Day Sterling	Sep. 2014	11,510,331	11,505,692	(4,639)
45	90 Day Sterling	Dec. 2014	8,483,528	8,481,817	(1,711)
480	90 Day Sterling	Mar. 2015	90,308,450	90,390,582	82,132
506	90 Day Sterling	Jun. 2015	95,076,124	95,176,108	99,984
117	2 Year U.S. Treasury Notes	Sep. 2013	25,766,187	25,740,000	(26,187)
82	5 Year Euro-Bobl	Sep. 2013	13,465,337	13,363,184	(102,153)
266	10 Year Euro-Bund.	Sep. 2013	49,652,344	48,999,453	(652,891)
47	10 Year Japanese Bonds	Sep. 2013	67,684,513	67,623,513	(61,000)
20	10 Year U.K. Gilt	Sep. 2013	3,513,415	3,403,906	(109,509)
310	10 Year U.S. Treasury Notes	Sep. 2013	40,274,743	39,234,375	(1,040,368)

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions (continued)
536	Mini MSCI EAFE Index	Sep. 2013	$45,243,437	$43,943,960	$(1,299,477)
71	Russell 2000 Mini Index	Sep. 2013	6,865,270	6,920,370	55,100
311	S&P 500 Index	Sep. 2013	124,727,888	124,345,575	(382,313)

					(4,419,098)

Short Positions:
120	3 Year Australian Treasury Bonds	Sep. 2013	31,757,866	31,731,225	26,641
222	5 Year U.S. Treasury Notes	Sep. 2013	27,213,220	26,872,406	340,814
108	10 Year Canadian Government Bonds	Sep. 2013	13,992,374	13,494,609	497,765
218	10 Year U.S. Treasury Notes	Sep. 2013	28,172,449	27,590,625	581,824
101	Euro-BTP Italian Government Bond	Sep. 2013	14,814,906	14,417,866	397,040
23	Euro-OAT	Sep. 2013	4,038,307	3,965,858	72,449

					1,916,533

					$(2,502,565)

Commodity futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
17	Brent Crude.	Oct. 2013	$1,750,530	$1,721,420	$(29,110)
86	Corn	Dec. 2013	2,356,080	2,197,300	(158,780)
6	Gold 100 OZ	Aug. 2013	859,860	734,220	(125,640)
24	Henry Hub Natural Gas Swap	Jan. 2016	261,163	269,280	8,117
24	Henry Hub Natural Gas Swap	Feb. 2016	261,175	268,440	7,265
24	Henry Hub Natural Gas Swap	Mar. 2016	261,163	264,240	3,077
24	Henry Hub Natural Gas Swap	Apr. 2016	261,150	249,240	(11,910)
24	Henry Hub Natural Gas Swap	May 2016	261,163	250,200	(10,963)
24	Henry Hub Natural Gas Swap	Jun. 2016	261,150	252,000	(9,150)
24	Henry Hub Natural Gas Swap	Jul. 2016	261,163	254,340	(6,823)
24	Henry Hub Natural Gas Swap	Aug. 2016	261,163	255,600	(5,563)
24	Henry Hub Natural Gas Swap	Sep. 2016	261,150	255,720	(5,430)
24	Henry Hub Natural Gas Swap	Oct. 2016	261,163	257,640	(3,523)
24	Henry Hub Natural Gas Swap	Nov. 2016	261,150	263,880	2,730
24	Henry Hub Natural Gas Swap	Dec. 2016	261,163	276,000	14,837
9	Mill Wheat Euro	Nov. 2013	141,602	113,487	(28,115)
67	Natural Gas	Oct. 2013	2,495,384	2,393,240	(102,144)
19	Natural Gas	Mar. 2014	837,480	735,870	(101,610)
39	Natural Gas	May 2014	1,588,682	1,485,900	(102,782)
281	Natural Gas	Oct. 2014	11,969,102	11,018,010	(951,092)
17	WTI Crude	Mar. 2014	1,574,853	1,568,590	(6,263)
109	WTI Crude	Jun. 2014	9,638,750	9,890,660	251,910

					(1,370,962)

Short Positions:
17	Brent Crude.	Mar. 2014	1,722,040	1,690,650	31,390
109	Brent Crude.	Jun. 2014	10,717,710	10,727,780	(10,070)
86	Corn	Sep. 2013	2,467,907	2,353,175	114,732
16	Henry Hub Natural Gas Swap	Feb. 2014	169,375	156,120	13,255
16	Henry Hub Natural Gas Swap	Mar. 2014	169,375	154,920	14,455
16	Henry Hub Natural Gas Swap	Apr. 2014	169,375	151,720	17,655
16	Henry Hub Natural Gas Swap	May 2014	169,325	152,400	16,925
16	Henry Hub Natural Gas Swap	Jun. 2014	169,375	153,880	15,495
16	Henry Hub Natural Gas Swap	Jul. 2014	169,375	155,360	14,015
16	Henry Hub Natural Gas Swap	Aug. 2014	169,375	155,960	13,415
16	Henry Hub Natural Gas Swap	Sep. 2014	169,375	156,040	13,335
16	Henry Hub Natural Gas Swap	Sep. 2014	169,375	155,960	13,415
16	Henry Hub Natural Gas Swap	Oct. 2014	169,375	156,840	12,535

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Commodity futures contracts open at June 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Short Positions (continued)
16	Henry Hub Natural Gas Swap	Nov. 2014	$169,375	$160,200	$9,175
16	Henry Hub Natural Gas Swap	Dec. 2014	169,375	166,920	2,455
67	Natural Gas	Aug. 2013	2,573,148	2,388,550	184,598
19	Natural Gas	Feb. 2014	853,106	741,570	111,536
320	Natural Gas	Apr. 2014	13,341,343	12,137,600	1,203,743
3	No. 2 Soft Red Winter Wheat	Sep. 2013	102,600	98,663	3,937
26	Soybean	Nov. 2013	1,717,172	1,627,600	89,572
10	WTI Crude	Aug. 2013	948,300	965,600	(17,300)
17	WTI Crude	Oct. 2013	1,615,550	1,628,770	(13,220)

					1,855,048

					$484,086

(1)	Cash of $1,221,000 and U.S. Treasury Securities, with a market value of $19,415,251 have been segregated to cover requirement for open futures contracts as of June 30, 2013. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of June 30, 2013.

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/10/13	Deutsche Bank	AUD	4,851	$4,590,807	$4,432,454	$(158,353)
Expiring 07/10/13	Morgan Stanley	AUD	4,741	4,349,403	4,331,945	(17,458)
Expiring 07/10/13	Royal Bank of Canada	AUD	2,621	2,504,352	2,394,859	(109,493)
Expiring 08/01/13	Barclays Capital Group	AUD	1,559	1,463,885	1,422,102	(41,783)
Brazilian Real,
Expiring 07/02/13	Credit Suisse First Boston Corp.	BRL	6,779	3,059,550	3,035,107	(24,443)
Expiring 07/02/13	Morgan Stanley	BRL	13,558	6,345,648	6,070,213	(275,435)
Expiring 07/02/13	UBS Securities	BRL	6,779	3,059,550	3,035,107	(24,443)
Expiring 08/02/13	Barclays Capital Group	BRL	5,726	2,640,000	2,545,960	(94,040)
Expiring 08/02/13	Barclays Capital Group	BRL	1,526	706,662	678,473	(28,189)
Expiring 08/02/13	Credit Suisse First Boston Corp.	BRL	1,236	608,536	549,656	(58,880)
Expiring 08/02/13	Deutsche Bank	BRL	15,290	7,066,000	6,798,277	(267,723)
Expiring 08/02/13	Deutsche Bank	BRL	594	275,074	263,979	(11,095)
Expiring 08/02/13	JPMorgan Chase	BRL	14,770	6,865,000	6,567,044	(297,956)
Expiring 08/02/13	JPMorgan Chase	BRL	611	282,665	271,478	(11,187)
Expiring 08/02/13	UBS Securities	BRL	47,951	23,600,381	21,320,040	(2,280,341)
Expiring 08/02/13	UBS Securities	BRL	10,649	4,920,000	4,734,899	(185,101)
Expiring 08/02/13	UBS Securities	BRL	7,804	3,841,121	3,469,980	(371,141)
Expiring 08/02/13	UBS Securities	BRL	3,130	1,473,000	1,391,451	(81,549)
Expiring 08/02/13	UBS Securities	BRL	2,462	1,163,000	1,094,787	(68,213)
Expiring 08/02/13	UBS Securities	BRL	1,527	706,662	678,788	(27,874)
British Pound,
Expiring 07/02/13	Barclays Capital Group	GBP	1,361	2,137,137	2,069,967	(67,170)
Expiring 07/02/13	Citigroup Global Markets	GBP	11,057	17,351,418	16,816,771	(534,647)
Expiring 07/02/13	Citigroup Global Markets	GBP	2,653	4,128,323	4,034,991	(93,332)
Expiring 07/02/13	Deutsche Bank	GBP	4,681	7,276,558	7,119,409	(157,149)
Expiring 07/02/13	Deutsche Bank	GBP	4,415	6,863,065	6,714,846	(148,219)
Expiring 07/02/13	Deutsche Bank	GBP	2,067	3,109,727	3,143,734	34,007
Expiring 07/02/13	Goldman Sachs & Co.	GBP	61,698	95,274,052	93,837,491	(1,436,561)
Expiring 07/02/13	Hong Kong & Shanghai Bank	GBP	10,363	15,957,517	15,761,255	(196,262)
Expiring 07/02/13	JPMorgan Chase	GBP	2,862	4,379,261	4,352,863	(26,398)
Expiring 07/02/13	Morgan Stanley	GBP	537	829,627	816,732	(12,895)
Expiring 07/02/13	Royal Bank of Canada	GBP	5,483	8,556,671	8,339,184	(217,487)
Expiring 08/14/13	State Street Bank	GBP	31,145	48,621,428	47,354,669	(1,266,759)
Expiring 09/12/13	Deutsche Bank	GBP	1,259	1,966,029	1,913,900	(52,129)
Canadian Dollar,
Expiring 09/23/13	Barclays Capital Group	CAD	903	860,444	856,765	(3,679)

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (continued),
Expiring 09/23/13	Deutsche Bank	CAD	5,530	$5,418,381	$5,246,859	$(171,522)
Chilean Peso,
Expiring 09/12/13	UBS Securities	CLP	285,963	574,108	555,945	(18,163)
Chinese Yuan,
Expiring 08/05/13	Deutsche Bank	CNY	5,000	798,212	811,868	13,656
Expiring 08/05/13	Deutsche Bank	CNY	1,000	159,642	162,373	2,731
Expiring 08/05/13	UBS Securities	CNY	15,564	2,464,598	2,527,174	62,576
Expiring 08/05/13	UBS Securities	CNY	2,582	408,857	419,238	10,381
Expiring 04/25/14	Barclays Capital Group	CNY	3,894	640,000	624,217	(15,783)
Expiring 04/25/14	Citigroup Global Markets	CNY	19,398	3,180,000	3,109,223	(70,777)
Expiring 04/25/14	Citigroup Global Markets	CNY	3,171	522,000	508,290	(13,710)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	11,644	1,912,000	1,866,380	(45,620)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	2,598	427,000	416,470	(10,530)
Expiring 04/25/14	JPMorgan Chase	CNY	11,634	1,912,000	1,864,848	(47,152)
Expiring 04/25/14	JPMorgan Chase	CNY	7,399	1,213,000	1,186,002	(26,998)
Expiring 04/25/14	Royal Bank of Scotland Group PLC	CNY	19,406	3,180,000	3,110,497	(69,503)
Expiring 04/25/14	UBS Securities	CNY	2,605	427,000	417,496	(9,504)
Expiring 04/25/14	UBS Securities	CNY	2,592	427,000	415,443	(11,557)
Expiring 09/08/15	Barclays Capital Group	CNY	2,210	360,000	347,389	(12,611)
Expiring 09/08/15	Barclays Capital Group	CNY	762	125,966	119,742	(6,224)
Expiring 09/08/15	Citigroup Global Markets	CNY	7,911	1,311,248	1,243,366	(67,882)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,520	581,818	553,207	(28,611)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,472	239,000	231,379	(7,621)
Expiring 09/08/15	Morgan Stanley	CNY	1,046	170,000	164,312	(5,688)
Expiring 09/08/15	Morgan Stanley	CNY	739	120,000	116,079	(3,921)
Euro,
Expiring 07/02/13	Barclays Capital Group	EUR	2,566	3,409,011	3,340,069	(68,942)
Expiring 07/02/13	Barclays Capital Group	EUR	2,550	3,387,754	3,319,242	(68,512)
Expiring 07/02/13	Barclays Capital Group	EUR	1,882	2,500,295	2,449,731	(50,564)
Expiring 07/02/13	Barclays Capital Group	EUR	1,551	2,030,357	2,018,881	(11,476)
Expiring 07/02/13	Barclays Capital Group	EUR	1,476	1,968,660	1,921,256	(47,404)
Expiring 07/02/13	Barclays Capital Group	EUR	1,314	1,720,109	1,710,386	(9,723)
Expiring 07/02/13	Citigroup Global Markets	EUR	9,796	12,969,306	12,751,097	(218,209)
Expiring 07/02/13	Citigroup Global Markets	EUR	6,147	8,191,455	8,001,326	(190,129)
Expiring 07/02/13	Citigroup Global Markets	EUR	1,167	1,550,396	1,519,042	(31,354)
Expiring 07/02/13	Citigroup Global Markets	EUR	598	796,891	778,395	(18,496)
Expiring 07/02/13	Deutsche Bank	EUR	89,057	118,230,115	115,922,262	(2,307,853)
Expiring 07/02/13	Deutsche Bank	EUR	2,922	3,915,997	3,803,461	(112,536)
Expiring 07/02/13	Deutsche Bank	EUR	1,246	1,647,891	1,621,873	(26,018)
Expiring 07/02/13	Deutsche Bank	EUR	1,117	1,437,050	1,453,959	16,909
Expiring 07/02/13	Deutsche Bank	EUR	652	863,208	848,685	(14,523)
Expiring 07/02/13	JPMorgan Chase	EUR	3,250	4,356,853	4,230,407	(126,446)
Expiring 07/02/13	JPMorgan Chase	EUR	1,531	2,002,954	1,992,847	(10,107)
Expiring 07/02/13	JPMorgan Chase	EUR	833	1,116,367	1,084,285	(32,082)
Expiring 07/02/13	JPMorgan Chase	EUR	638	834,673	830,461	(4,212)
Expiring 07/02/13	Royal Bank of Canada	EUR	70,545	92,851,324	91,825,860	(1,025,464)
Expiring 07/02/13	Royal Bank of Canada	EUR	59,975	78,483,290	78,067,284	(416,006)
Expiring 07/02/13	Royal Bank of Canada	EUR	30,337	40,179,536	39,488,571	(690,965)
Expiring 07/02/13	Royal Bank of Canada	EUR	14,104	18,456,494	18,358,664	(97,830)
Expiring 07/02/13	Royal Bank of Scotland Group PLC	EUR	8,344	10,918,959	10,861,082	(57,877)
Expiring 07/02/13	Royal Bank of Scotland Group PLC	EUR	2,819	3,728,255	3,669,391	(58,864)
Expiring 07/02/13	Royal Bank of Scotland Group PLC	EUR	1,547	2,063,359	2,013,674	(49,685)
Expiring 07/05/13	Credit Suisse First Boston Corp.	EUR	3,680	4,786,477	4,790,181	3,704
Expiring 08/12/13	Morgan Stanley	EUR	14,256	18,942,580	18,559,963	(382,617)
Expiring 10/11/13	JPMorgan Chase	EUR	648	843,372	843,880	508

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Indian Rupee,
Expiring 07/15/13	Barclays Capital Group	INR	21,308	$393,000	$357,453	$(35,547)
Expiring 07/15/13	Citigroup Global Markets	INR	32,625	596,000	547,290	(48,710)
Expiring 07/15/13	Credit Suisse First Boston Corp.	INR	92,030	1,639,000	1,543,814	(95,186)
Expiring 07/15/13	Hong Kong & Shanghai Bank	INR	785,466	14,492,000	13,176,313	(1,315,687)
Expiring 07/15/13	Hong Kong & Shanghai Bank	INR	33,142	609,000	555,958	(53,042)
Expiring 07/15/13	JPMorgan Chase	INR	56,758	1,046,814	952,128	(94,686)
Expiring 07/15/13	JPMorgan Chase	INR	26,254	482,000	440,424	(41,576)
Expiring 07/15/13	JPMorgan Chase	INR	18,752	343,000	314,564	(28,436)
Expiring 07/15/13	Morgan Stanley	INR	65,532	1,210,186	1,099,302	(110,884)
Expiring 07/15/13	UBS Securities	INR	8,943	165,000	150,020	(14,980)
Expiring 10/17/13	Barclays Capital Group	INR	233,054	3,877,778	3,849,081	(28,697)
Expiring 10/17/13	Deutsche Bank	INR	312,167	5,116,647	5,155,682	39,035
Indonesia Rupiah,
Expiring 07/15/13	JPMorgan Chase	IDR	15,547,998	1,583,299	1,563,781	(19,518)
Expiring 10/17/13	Citigroup Global Markets	IDR	15,547,998	1,475,142	1,542,524	67,382
Japanese Yen,
Expiring 07/18/13	Citigroup Global Markets	JPY	593,000	6,289,522	5,979,487	(310,035)
Expiring 07/18/13	Citigroup Global Markets	JPY	282,500	2,842,878	2,848,575	5,697
Expiring 07/18/13	Citigroup Global Markets	JPY	247,000	2,620,548	2,490,612	(129,936)
Expiring 07/18/13	Citigroup Global Markets	JPY	179,800	1,814,347	1,813,004	(1,343)
Expiring 07/18/13	Citigroup Global Markets	JPY	168,300	1,737,335	1,697,045	(40,290)
Expiring 07/18/13	Citigroup Global Markets	JPY	141,500	1,433,158	1,426,808	(6,350)
Expiring 07/18/13	Citigroup Global Markets	JPY	97,900	985,498	987,170	1,672
Expiring 07/18/13	Credit Suisse First Boston Corp.	JPY	327,000	3,192,041	3,297,289	105,248
Expiring 07/18/13	Credit Suisse First Boston Corp.	JPY	98,800	964,445	996,245	31,800
Expiring 07/18/13	Deutsche Bank	JPY	420,300	4,310,681	4,238,074	(72,607)
Expiring 07/18/13	Deutsche Bank	JPY	82,400	829,800	830,876	1,076
Expiring 07/18/13	Hong Kong & Shanghai Bank	JPY	430,900	4,337,978	4,344,959	6,981
Expiring 07/18/13	JPMorgan Chase	JPY	759,500	7,594,066	7,658,381	64,315
Expiring 07/18/13	Morgan Stanley	JPY	2,138,000	21,846,533	21,558,418	(288,115)
Expiring 07/18/13	Royal Bank of Canada	JPY	727,200	7,460,919	7,332,685	(128,234)
Expiring 07/18/13	Royal Bank of Canada	JPY	562,600	5,759,741	5,672,949	(86,792)
Expiring 07/18/13	Royal Bank of Canada	JPY	230,600	2,375,777	2,325,244	(50,533)
Expiring 07/18/13	Royal Bank of Canada	JPY	88,000	900,919	887,343	(13,576)
Expiring 08/13/13	Bank of New York Mellon	JPY	1,492,577	15,465,789	15,052,097	(413,692)
Mexican Peso,
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	22,514	1,750,000	1,724,659	(25,341)
Expiring 09/18/13	JPMorgan Chase	MXN	103,455	8,378,923	7,924,922	(454,001)
Expiring 09/18/13	JPMorgan Chase	MXN	29,902	2,335,000	2,290,581	(44,419)
Expiring 09/18/13	Morgan Stanley	MXN	54,200	4,182,000	4,151,908	(30,092)
New Zealand Dollar,
Expiring 07/02/13	BNP Paribas Bank	NZD	698	539,987	540,754	767
Expiring 07/03/13	BNP Paribas	NZD	1,522	1,192,540	1,179,036	(13,504)
Norwegian Krone,
Expiring 08/15/13	Barclays Capital Group	NOK	5	862	822	(40)
Expiring 08/15/13	Citigroup Global Markets	NOK	820	140,105	134,759	(5,346)
Expiring 08/15/13	UBS Securities	NOK	7,572	1,312,692	1,244,384	(68,308)
Russian Ruble,
Expiring 10/07/13	Deutsche Bank	RUB	746,385	23,253,683	22,311,629	(942,054)
South African Rand,
Expiring 07/22/13	Morgan Stanley	ZAR	48,120	5,112,000	4,850,433	(261,567)
Expiring 07/22/13	UBS Securities	ZAR	62,147	6,224,000	6,264,297	40,297
Expiring 07/22/13	UBS Securities	ZAR	37,696	3,749,000	3,799,725	50,725
Expiring 07/30/13	Barclays Capital Group	ZAR	19,941	2,109,000	2,007,615	(101,385)
Expiring 07/30/13	Citigroup Global Markets	ZAR	357	38,000	35,931	(2,069)
Expiring 07/30/13	Deutsche Bank	ZAR	18,064	1,755,973	1,818,628	62,655
Expiring 07/30/13	Deutsche Bank	ZAR	8,233	812,458	828,879	16,421
Expiring 07/30/13	Deutsche Bank	ZAR	6,587	650,844	663,163	12,319

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
South African Rand (continued),
Expiring 07/30/13	Morgan Stanley	ZAR	508	$54,000	$51,107	$(2,893)

				$956,969,279	$936,822,015	$(20,147,264)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/10/13	Barclays Capital Group	AUD	814	$774,001	$743,768	$30,233
Expiring 07/10/13	Citigroup Global Markets	AUD	4,510	4,316,611	4,120,875	195,736
Expiring 07/10/13	Deutsche Bank	AUD	87	80,398	79,494	904
Expiring 07/10/13	Hong Kong & Shanghai Bank	AUD	176	162,782	160,814	1,968
Expiring 07/10/13	JPMorgan Chase	AUD	2,119	2,036,700	1,936,172	100,528
Expiring 07/10/13	Royal Bank of Canada	AUD	5,803	5,544,737	5,302,314	242,423
Expiring 07/10/13	Westpac Banking Corp.	AUD	41,528	40,630,995	37,944,946	2,686,049
Expiring 07/10/13	Westpac Banking Corp.	AUD	9,278	9,077,595	8,477,490	600,105
Expiring 07/10/13	Westpac Banking Corp.	AUD	5,415	5,298,036	4,947,791	350,245
Expiring 07/10/13	Westpac Banking Corp.	AUD	1,199	1,172,572	1,095,550	77,022
Expiring 07/30/13	Barclays Capital Group	AUD	106	97,282	96,855	427
Brazilian Real,
Expiring 07/02/13	Credit Suisse First Boston Corp.	BRL	3,391	1,624,000	1,518,280	105,720
Expiring 07/02/13	Credit Suisse First Boston Corp.	BRL	3,388	1,624,000	1,516,826	107,174
Expiring 07/02/13	Morgan Stanley	BRL	13,558	6,119,099	6,070,213	48,886
Expiring 07/02/13	UBS Securities	BRL	3,392	1,624,000	1,518,644	105,356
Expiring 07/02/13	UBS Securities	BRL	3,387	1,624,000	1,516,463	107,537
Expiring 08/02/13	Barclays Capital Group	BRL	7,736	3,578,000	3,439,729	138,271
Expiring 08/02/13	Barclays Capital Group	BRL	410	180,000	182,096	(2,096)
Expiring 08/02/13	Deutsche Bank	BRL	35,770	16,897,000	15,904,069	992,931
Expiring 08/02/13	Deutsche Bank	BRL	1,485	690,000	660,267	29,733
Expiring 08/02/13	Deutsche Bank	BRL	982	454,000	436,819	17,181
Expiring 08/02/13	Hong Kong & Shanghai Bank	BRL	4,468	2,070,000	1,986,324	83,676
Expiring 08/02/13	Hong Kong & Shanghai Bank	BRL	1,959	910,000	870,909	39,091
Expiring 08/02/13	Morgan Stanley	BRL	13,558	6,306,683	6,027,912	278,771
Expiring 08/02/13	Morgan Stanley	BRL	3,690	1,712,000	1,640,512	71,488
Expiring 08/02/13	Morgan Stanley	BRL	2,622	1,214,000	1,165,844	48,156
Expiring 08/02/13	UBS Securities	BRL	11,041	5,130,000	4,909,172	220,828
Expiring 08/02/13	UBS Securities	BRL	4,831	2,240,000	2,147,858	92,142
Expiring 08/02/13	UBS Securities	BRL	4,401	2,031,000	1,956,937	74,063
Expiring 08/02/13	UBS Securities	BRL	4,257	2,095,158	1,892,717	202,441
Expiring 08/02/13	UBS Securities	BRL	530	245,000	235,565	9,435
British Pound,
Expiring 07/02/13	Barclays Capital Group	GBP	608	947,808	924,717	23,091
Expiring 07/02/13	Citigroup Global Markets	GBP	5,638	8,773,269	8,574,926	198,343
Expiring 07/02/13	JPMorgan Chase	GBP	1,259	1,944,094	1,914,834	29,260
Expiring 07/02/13	Royal Bank of Canada	GBP	99,672	150,476,413	151,592,764	(1,116,351)
Expiring 08/02/13	Deutsche Bank	GBP	351	541,042	533,725	7,317
Expiring 08/02/13	Goldman Sachs & Co.	GBP	61,698	95,254,617	93,816,930	1,437,687
Expiring 08/14/13	State Street Bank	GBP	31,145	47,578,972	47,354,669	224,303
Expiring 09/12/13	BNP Paribas	GBP	2,694	4,185,406	4,095,351	90,055
Expiring 09/12/13	Hong Kong & Shanghai Bank	GBP	9,495	14,571,321	14,434,061	137,260
Canadian Dollar,
Expiring 09/23/13	Deutsche Bank	CAD	15,646	15,356,409	14,844,911	511,498
Expiring 09/23/13	Deutsche Bank	CAD	11,086	10,880,810	10,518,387	362,423
Expiring 09/23/13	JPMorgan Chase	CAD	7,423	7,282,020	7,042,936	239,084
Expiring 09/23/13	JPMorgan Chase	CAD	550	538,899	521,840	17,059
Chinese Yuan,
Expiring 08/05/13	Barclays Capital Group	CNY	86,737	13,820,426	14,083,805	(263,379)
Expiring 08/05/13	Deutsche Bank	CNY	3,132	498,621	508,504	(9,883)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (continued),
Expiring 04/25/14	Deutsche Bank	CNY	33,623	$5,227,000	$5,389,236	$(162,236)
Euro,
Expiring 07/02/13	Barclays Capital Group	EUR	1,266	1,636,601	1,647,906	(11,305)
Expiring 07/02/13	Citigroup Global Markets	EUR	4,394	5,700,732	5,719,511	(18,779)
Expiring 07/02/13	Citigroup Global Markets	EUR	1,070	1,416,615	1,392,780	23,835
Expiring 07/02/13	Credit Suisse First Boston Corp.	EUR	32,965	43,938,983	42,909,344	1,029,639
Expiring 07/02/13	Deutsche Bank	EUR	4,428	5,788,175	5,763,766	24,409
Expiring 07/02/13	Deutsche Bank	EUR	817	1,067,963	1,063,459	4,504
Expiring 07/02/13	Hong Kong & Shanghai Bank	EUR	51,578	67,293,095	67,137,210	155,885
Expiring 07/02/13	JPMorgan Chase	EUR	3,202	4,189,065	4,167,928	21,137
Expiring 07/02/13	Morgan Stanley	EUR	89,057	115,035,105	115,922,263	(887,158)
Expiring 07/02/13	Morgan Stanley	EUR	23,943	30,927,221	31,165,734	(238,513)
Expiring 07/02/13	Morgan Stanley	EUR	13,460	17,386,309	17,520,393	(134,084)
Expiring 07/02/13	UBS Securities	EUR	89,057	118,230,115	115,922,262	2,307,853
Expiring 07/02/13	UBS Securities	EUR	2,727	3,597,955	3,549,637	48,318
Expiring 08/02/13	Deutsche Bank	EUR	1,271	1,665,035	1,654,635	10,400
Expiring 08/02/13	Royal Bank of Canada	EUR	70,545	92,865,221	91,838,124	1,027,097
Expiring 08/02/13	Royal Bank of Canada	EUR	59,975	78,495,945	78,077,712	418,233
Expiring 08/02/13	Royal Bank of Canada	EUR	14,104	18,459,470	18,361,116	98,354
Expiring 08/02/13	Royal Bank of Scotland Group PLC	EUR	8,344	10,920,720	10,862,533	58,187
Expiring 08/12/13	State Street Bank	EUR	14,256	18,502,792	18,559,962	(57,170)
Expiring 09/13/13	Barclays Capital Group	EUR	2,964	3,844,901	3,859,431	(14,530)
Expiring 09/13/13	Barclays Capital Group	EUR	2,400	3,146,556	3,125,045	21,511
Expiring 09/13/13	JPMorgan Chase	EUR	16,400	20,362,240	21,354,475	(992,235)
Expiring 09/13/13	UBS Securities	EUR	13,400	17,376,450	17,448,169	(71,719)
Expiring 10/11/13	JPMorgan Chase	EUR	648	785,975	843,879	(57,904)
Indian Rupee,
Expiring 07/15/13	Barclays Capital Group	INR	233,054	3,940,725	3,909,523	31,202
Expiring 07/15/13	Citigroup Global Markets	INR	271,556	4,682,000	4,555,392	126,608
Expiring 07/15/13	Citigroup Global Markets	INR	270,994	4,682,000	4,545,967	136,033
Expiring 07/15/13	Deutsche Bank	INR	312,167	5,205,380	5,236,641	(31,261)
Expiring 07/15/13	UBS Securities	INR	53,039	914,000	889,744	24,256
Expiring 10/17/13	Barclays Capital Group	INR	38,819	641,000	641,126	(126)
Expiring 10/17/13	Barclays Capital Group	INR	30,060	501,000	496,465	4,535
Expiring 10/17/13	Barclays Capital Group	INR	23,740	392,000	387,394	4,606
Expiring 10/17/13	Barclays Capital Group	INR	13,581	223,000	224,296	(1,296)
Expiring 10/17/13	Barclays Capital Group	INR	11,997	197,000	198,145	(1,145)
Expiring 10/17/13	Barclays Capital Group	INR	5,100	85,000	84,230	770
Expiring 10/17/13	Deutsche Bank	INR	17,997	300,000	297,235	2,765
Expiring 10/17/13	Deutsche Bank	INR	16,019	262,000	264,561	(2,561)
Expiring 10/17/13	Deutsche Bank	INR	14,398	240,000	237,788	2,212
Expiring 10/17/13	Deutsche Bank	INR	11,556	189,000	190,848	(1,848)
Expiring 10/17/13	JPMorgan Chase	INR	8,604	141,000	142,099	(1,099)
Expiring 10/17/13	JPMorgan Chase	INR	6,102	100,000	100,779	(779)
Expiring 10/17/13	UBS Securities	INR	12,015	197,000	198,438	(1,438)
Expiring 10/17/13	UBS Securities	INR	10,551	173,000	174,263	(1,263)
Indonesia Rupiah,
Expiring 07/15/13	Citigroup Global Markets	IDR	15,547,998	1,502,222	1,563,781	(61,559)
Japanese Yen,
Expiring 07/03/13	Westpac Banking Corp.	JPY	42,714	435,000	430,678	4,322
Expiring 07/18/13	Barclays Capital Group	JPY	264,800	2,567,245	2,670,098	(102,853)
Expiring 07/18/13	Barclays Capital Group	JPY	215,300	2,193,172	2,170,967	22,205
Expiring 07/18/13	Barclays Capital Group	JPY	37,600	383,064	379,137	3,927
Expiring 07/18/13	Citigroup Global Markets	JPY	435,600	4,318,323	4,392,351	(74,028)
Expiring 07/18/13	Credit Suisse First Boston Corp.	JPY	75,300	768,282	759,284	8,998
Expiring 07/18/13	Deutsche Bank	JPY	412,500	4,145,679	4,159,424	(13,745)
Expiring 07/18/13	Deutsche Bank	JPY	338,100	3,465,133	3,409,214	55,919

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (continued),
Expiring 07/18/13	Deutsche Bank	JPY	236,300	$2,304,161	$2,382,719	$(78,558)
Expiring 07/18/13	Hong Kong & Shanghai Bank	JPY	266,500	2,738,403	2,687,240	51,163
Expiring 07/18/13	Hong Kong & Shanghai Bank	JPY	233,300	2,397,259	2,352,470	44,789
Expiring 07/18/13	JPMorgan Chase	JPY	271,100	2,741,391	2,733,623	7,768
Expiring 07/18/13	JPMorgan Chase	JPY	225,000	2,266,546	2,268,777	(2,231)
Expiring 07/18/13	Royal Bank of Canada	JPY	3,751,950	37,909,398	37,832,602	76,796
Expiring 07/18/13	Royal Bank of Canada	JPY	291,000	2,848,735	2,934,284	(85,549)
Expiring 07/18/13	Royal Bank of Canada	JPY	268,700	2,768,305	2,709,423	58,882
Expiring 07/18/13	UBS Securities	JPY	620,438	6,284,367	6,256,156	28,211
Expiring 08/13/13	Bank of New York Mellon	JPY	815,505	8,003,590	8,224,072	(220,482)
Expiring 08/13/13	Bank of New York Mellon	JPY	677,072	6,668,571	6,828,026	(159,455)
Mexican Peso,
Expiring 09/18/13	Barclays Capital Group	MXN	836	65,000	64,042	958
Expiring 09/18/13	Citigroup Global Markets	MXN	136,657	10,538,552	10,468,292	70,260
Expiring 09/18/13	Credit Suisse First Boston Corp.	MXN	31,380	2,431,842	2,403,800	28,042
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	75,522	5,856,000	5,785,243	70,757
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	48,028	3,845,505	3,679,118	166,387
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	25,398	1,958,563	1,945,535	13,028
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	3,890	290,000	297,979	(7,979)
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	1,243	95,000	95,194	(194)
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	1,076	80,000	82,422	(2,422)
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	894	67,400	68,449	(1,049)
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	880	68,000	67,427	573
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	447	34,000	34,246	(246)
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	166	13,000	12,735	265
Expiring 09/18/13	JPMorgan Chase	MXN	51,210	4,147,584	3,922,852	224,732
Expiring 09/18/13	JPMorgan Chase	MXN	1,912	146,000	146,477	(477)
Expiring 09/18/13	JPMorgan Chase	MXN	1,804	136,000	138,190	(2,190)
Expiring 09/18/13	JPMorgan Chase	MXN	1,241	93,000	95,076	(2,076)
Expiring 09/18/13	JPMorgan Chase	MXN	770	59,000	58,987	13
Expiring 09/18/13	JPMorgan Chase	MXN	707	54,000	54,176	(176)
Expiring 09/18/13	JPMorgan Chase	MXN	703	53,000	53,853	(853)
Expiring 09/18/13	JPMorgan Chase	MXN	232	17,500	17,812	(312)
Expiring 09/18/13	Morgan Stanley	MXN	56,782	4,383,000	4,349,649	33,351
Expiring 09/18/13	Morgan Stanley	MXN	8,321	645,000	637,399	7,601
Expiring 09/18/13	Morgan Stanley	MXN	2,510	197,000	192,249	4,751
Expiring 09/18/13	Morgan Stanley	MXN	884	66,000	67,730	(1,730)
Expiring 09/18/13	Morgan Stanley	MXN	328	25,000	25,142	(142)
Expiring 09/18/13	Morgan Stanley	MXN	298	23,000	22,834	166
Expiring 09/18/13	UBS Securities	MXN	280	21,000	21,475	(475)
Expiring 09/18/13	UBS Securities	MXN	107	8,000	8,181	(181)
Expiring 10/03/13	JPMorgan Chase	MXN	205,176	16,544,462	15,696,984	847,478
Expiring 10/03/13	Morgan Stanley	MXN	13,726	1,094,825	1,050,093	44,732
Expiring 10/17/13	Hong Kong & Shanghai Bank	MXN	79,578	6,453,570	6,080,775	372,795
Expiring 12/19/13	Citigroup Global Markets	MXN	73,958	5,957,186	5,621,026	336,160
Expiring 12/19/13	Morgan Stanley	MXN	105,858	8,420,182	8,045,510	374,672
New Zealand Dollar,
Expiring 07/05/13	BNP Paribas Bank	NZD	296	230,007	229,266	741
Expiring 07/10/13	Barclays Capital Group	NZD	832	642,178	644,187	(2,009)
Expiring 07/10/13	JPMorgan Chase	NZD	910	731,221	704,579	26,642
Expiring 07/10/13	Westpac Banking Corp.	NZD	34,688	28,367,846	26,857,651	1,510,195
Norwegian Krone,
Expiring 08/15/13	UBS Securities	NOK	49,050	8,503,372	8,060,888	442,484
Russian Ruble,
Expiring 10/07/13	Barclays Capital Group	RUB	8,770	263,000	262,173	827
Expiring 10/07/13	Citigroup Global Markets	RUB	338,710	10,501,000	10,125,023	375,977
Expiring 10/07/13	Hong Kong & Shanghai Bank	RUB	12,046	360,000	360,105	(105)
Expiring 10/07/13	JPMorgan Chase	RUB	44,861	1,370,000	1,341,016	28,984

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Russian Ruble (continued),
Expiring 10/07/13	Morgan Stanley	RUB	338,794	$10,502,000	$10,127,557	$374,443
South African Rand,
Expiring 07/22/13	JPMorgan Chase	ZAR	48,120	5,112,000	4,850,433	261,567
Expiring 07/30/13	Barclays Capital Group	ZAR	25,652	2,540,000	2,582,580	(42,580)
Expiring 07/30/13	Barclays Capital Group	ZAR	16,762	1,630,000	1,687,504	(57,504)
Expiring 07/30/13	Barclays Capital Group	ZAR	4,624	455,000	465,509	(10,509)
Expiring 07/30/13	JPMorgan Chase	ZAR	84,077	9,297,124	8,464,644	832,480
Expiring 07/30/13	JPMorgan Chase	ZAR	3,561	393,805	358,543	35,262
Expiring 07/30/13	Morgan Stanley	ZAR	55,548	5,563,000	5,592,409	(29,409)
Expiring 07/30/13	Morgan Stanley	ZAR	14,619	1,447,000	1,471,796	(24,796)
Expiring 07/30/13	Morgan Stanley	ZAR	48	484,000	485,798	(1,798)
Expiring 07/30/13	Morgan Stanley	ZAR	39	391,000	393,811	(2,811)

				$1,470,514,690	$1,452,817,779	$17,696,911

Reverse Repurchase Agreement outstanding at June 30, 2013:

Broker	Interest Rate	Trade Date	Value at June 30, 2013	Maturity Date	Cost(1)
RBC Dominion Securities	0.14%	01/31/2013	$7,612,500	07/01/2013	$7,612,500

(1)	U.S. Treasury Securities, with a market value of $7,681,659 have been segregated to cover requirement for the reverse repurchase agreement outstanding as of June 30, 2013.

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#`		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	1,800	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	$139,856	$(5,366)	$145,222	Barclays Bank PLC
AUD	1,200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	93,236	(3,193)	96,429	Deutsche Bank AG
AUD	18,500	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	(357,845)	(25,861)	(331,984)	Goldman Sachs & Co.
BRL	115,100	01/02/15	8.630%	Brazilian interbank lending rate(1)	(208,608)	403,207	(611,815)	Morgan Stanley
BRL	38,700	01/02/15	8.270%	Brazilian interbank lending rate(1)	(288,334)	(68,270)	(220,064)	Morgan Stanley
BRL	33,300	01/02/15	8.560%	Brazilian interbank lending rate(1)	(190,171)	1,200	(191,371)	UBS AG
BRL	15,200	01/02/15	7.780%	Brazilian interbank lending rate(1)	(150,961)	(7,783)	(143,178)	HSBC Bank USA
BRL	13,900	01/02/15	8.560%	Brazilian interbank lending rate(1)	(79,381)	1,349	(80,730)	UBS AG
BRL	13,300	01/02/15	8.440%	Brazilian interbank lending rate(1)	(47,456)	56,301	(103,757)	Bank of America

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
BRL	8,500	01/02/15	8.490%	Brazilian interbank lending rate(1)	$(52,355)	$(1,637)	$(50,718)	Deutsche Bank AG
BRL	8,200	01/02/15	8.270%	Brazilian interbank lending rate(1)	(61,094)	(11,240)	(49,854)	Morgan Stanley
BRL	7,800	01/02/15	8.080%	Brazilian interbank lending rate(1)	(56,278)	10,229	(66,507)	HSBC Bank USA
BRL	7,200	01/02/15	9.930%	Brazilian interbank lending rate(1)	76,605	1,856	74,749	Morgan Stanley
BRL	6,000	01/02/15	9.930%	Brazilian interbank lending rate(1)	63,801	1,839	61,962	UBS AG
BRL	5,100	01/02/15	7.550%	Brazilian interbank lending rate(1)	(60,688)	(9,942)	(50,746)	Goldman Sachs & Co.
BRL	4,800	01/02/15	8.830%	Brazilian interbank lending rate(1)	294	18,083	(17,789)	HSBC Bank USA
BRL	4,700	01/02/15	9.940%	Brazilian interbank lending rate(1)	50,452	—	50,452	Goldman Sachs & Co.
BRL	4,000	01/02/15	7.620%	Brazilian interbank lending rate(1)	(45,593)	(6,374)	(39,219)	Deutsche Bank AG
BRL	3,000	01/02/15	10.140%	Brazilian interbank lending rate(1)	38,025	5,826	32,199	HSBC Bank USA
BRL	2,600	01/02/15	7.800%	Brazilian interbank lending rate(1)	(25,410)	(685)	(24,725)	Morgan Stanley
BRL	2,200	01/02/15	8.430%	Brazilian interbank lending rate(1)	(8,046)	9,523	(17,569)	Deutsche Bank AG
BRL	1,000	01/02/15	10.610%	Brazilian interbank lending rate(1)	17,013	—	17,013	Morgan Stanley
BRL	100	01/02/15	7.900%	Brazilian interbank lending rate(1)	(903)	(303)	(600)	JPMorgan Chase & Co.
BRL	50,600	01/02/17	8.940%	Brazilian interbank lending rate(1)	(906,295)	(25,421)	(880,874)	Credit Suisse First Boston
BRL	27,800	01/02/17	8.600%	Brazilian interbank lending rate(1)	(603,914)	14,271	(618,185)	Deutsche Bank AG
BRL	23,800	01/02/17	8.500%	Brazilian interbank lending rate(1)	(543,523)	(17,286)	(526,237)	Credit Suisse First Boston
BRL	15,100	01/02/17	8.900%	Brazilian interbank lending rate(1)	(276,326)	(14,040)	(262,286)	UBS AG
BRL	13,900	01/02/17	8.590%	Brazilian interbank lending rate(1)	(317,647)	(14,548)	(303,099)	UBS AG

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
BRL	5,100	01/02/17	8.860%	Brazilian interbank lending rate(1)	$(82,781)	$11,745	$(94,526)	Bank of America
BRL	5,000	01/02/17	8.150%	Brazilian interbank lending rate(1)	(133,308)	—	(133,308)	UBS AG
BRL	500	01/02/17	8.490%	Brazilian interbank lending rate(1)	(10,943)	—	(10,943)	BNP Paribas Bank
BRL	400	01/02/17	9.140%	Brazilian interbank lending rate(1)	(6,524)	—	(6,524)	Morgan Stanley
BRL	100	01/02/17	9.210%	Brazilian interbank lending rate(1)	(1,550)	130	(1,680)	Deutsche Bank AG
EUR	2,300	07/25/16	1.900%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	78,180	14,754	63,426	BNP Paribas Bank
EUR	1,000	02/01/18	2.000%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	34,162	372	33,790	Morgan Stanley
EUR	300	02/01/18	2.000%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	10,249	196	10,053	Deutsche Bank AG
EUR	300	02/01/18	2.000%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	10,249	301	9,948	Royal Bank of Scotland Group PLC
EUR	200	02/01/18	2.000%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	6,832	61	6,771	Citigroup, Inc.
EUR	2,300	04/01/21	2.150%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	76,592	26,791	49,801	Goldman Sachs & Co.
EUR	1,200	04/01/21	2.150%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	39,961	4,908	35,053	BNP Paribas Bank
EUR	500	04/01/21	2.150%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index(1)	16,650	757	15,893	Credit Suisse First Boston

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
EUR	500	04/01/21	2.150%	FRC-Excluding Tobacco -Non-Revised Consumer Price Index(1)	$16,650	$7,641	$9,009	Citigroup, Inc.
EUR	400	04/01/21	2.150%	FRC-Excluding Tobacco - Non-Revised Consumer Price Index(1)	—	8,617	(8,617)	Deutsche Bank AG
EUR	1,300	07/25/21	2.100%	FRC-Excluding Tobacco - Non-Revised Consumer Price Index(1)	50,365	(11,684)	62,049	BNP Paribas Bank
EUR	700	07/25/21	2.100%	FRC-Excluding Tobacco - Non-Revised Consumer Price Index(1)	27,120	(6,427)	33,547	Royal Bank of Scotland Group PLC
EUR	500	07/25/21	2.100%	FRC-Excluding Tobacco - Non-Revised Consumer Price Index(1)	19,371	(4,673)	24,044	JPMorgan Chase & Co.
	2,300	02/12/17	2.420%	CPI Urban Consumers(2)	(52,641)	—	(52,641)	Goldman Sachs & Co.
	9,300	07/15/17	2.250%	CPI Urban Consumers(2)	(202,553)	17,289	(219,842)	Royal Bank of Scotland Group PLC
	12,900	07/15/22	2.500%	CPI Urban Consumers(2)	(274,260)	173,469	(447,729)	BNP Paribas Bank
	3,200	07/15/22	2.500%	CPI Urban Consumers(2)	(68,034)	43,643	(111,677)	Deutsche Bank AG

					$(4,247,759)	$599,625	$(4,847,384)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
	Exchange-traded swap agreements:
AUD	7,900	03/15/23	3.750%	6 month Australian $	(51,530)	$(309,949)	$(258,419)
				Bank Bill rate(1)
CAD	3,500	06/19/23	2.300%	3 month Canadian	58,694	182,328	123,634
				Banker’s
				Acceptance(1)
EUR	6,800	03/19/15	0.750%	6 month Euribor(1)	725	5,924	5,199
EUR	7,900	03/21/17	2.000%	6 month Euribor(1)	(47,436)	445,009	492,445
EUR	2,000	09/18/23	2.000%	6 month Euribor(1)	(27,095)	18,568	45,663
GBP	3,900	06/18/15	1.000%	6 month LIBOR(1)	9,808	3,876	(5,932)
JPY	1,160,000	09/18/23	1.000%	6 month LIBOR(1)	353,638	(36,115)	(389,753)
JPY	3,990,000	06/19/33	1.500%	6 month LIBOR(1)	(95,971)	(1,599,565)	(1,503,594)
JPY	720,000	04/10/43	1.550%	6 month LIBOR(1)	7,341	(652,915)	(660,256)
JPY	500,000	04/12/43	1.720%	6 month LIBOR(1)	—	(239,155)	(239,155)
	100,500	06/19/17	0.750%	3 month LIBOR(1)	726,392	1,666,791	940,399
	29,800	03/20/18	1.400%	3 month LIBOR(1)	—	(20,514)	(20,514)
	14,400	06/19/43	2.750%	3 month LIBOR(1)	862,834	1,973,555	1,110,721

					$1,797,400	$1,437,838	$(359,562)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX NA IG 5 10Y	12/20/15	0.460%	330	$(1,270)	$—	$(1,270)	Morgan Stanley Capital Services, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)		Implied Credit Spread at June 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Australian Government	09/20/16	1.000%		700	0.317%	$15,626	$6,683	$ 8,943	UBS AG
Australian Government	09/20/16	1.000%		500	0.317%	11,161	5,684	5,477	UBS AG
Australian Government	12/20/16	1.000%		200	0.351%	4,498	(598)	5,096	Credit Suisse First Boston
Federal Republic of Brazil	06/20/20	1.000%		100	2.105%	(6,687)	(2,281)	(4,406)	Deutsche Bank AG
iTraxx Japan Main Series 19	06/20/18	1.000%	JPY	1,568,000	1.095%	(67,119)	101,060	(168,179)	Bank of America
iTraxx Japan Main Series 19	06/20/18	1.000%	JPY	292,000	1.095%	(12,499)	18,082	(30,581)	Deutsche Bank AG
iTraxx Japan Main Series 19	06/20/18	1.000%	JPY	110,000	1.095%	(4,709)	4,040	(8,749)	Barclays Bank PLC
Japan Government	06/20/18	1.000%		4,100	0.753%	50,013	79,489	(29,476)	Goldman Sachs & Co.
Japan Government	06/20/18	1.000%		4,000	0.753%	52,902	71,952	(19,050)	Goldman Sachs & Co.
Japan Government	06/20/18	1.000%		2,700	0.753%	35,709	47,019	(11,310)	Morgan Stanley
Japan Government	06/20/18	1.000%		2,000	0.753%	24,396	34,149	(9,753)	Deutsche Bank AG
Japan Government	06/20/18	1.000%		1,900	0.753%	25,129	31,716	(6,587)	Bank of America
Softbank Corp.	12/20/17	1.000%	JPY	300,000	1.841%	(108,577)	(312,035)	203,458	Bank of America
Softbank Corp.	12/20/17	1.000%	JPY	32,000	1.841%	(11,582)	(34,243)	22,661	Citigroup, Inc.

						$8,261	$50,717	$ (42,456)

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Abbey National Treasury	06/20/16	1,900	1.000%	$2,520	$95,429	$(92,909)	BNP Paribas Bank
American General Finance Corp.	12/20/17	2,000	1.300%	294,114	—	294,114	Royal Bank of Scotland PLC
American General Finance Corp.	12/20/17	1,900	1.370%	274,358	—	274,358	Merrill Lynch & Co.
Autozone, Inc.	06/20/16	1,400	0.870%	(25,229)	—	(25,229)	Bank of America N.A.
Autozone, Inc.	06/20/16	1,000	0.720%	(13,506)	—	(13,506)	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Credit default swap agreements outstanding at June 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2) (continued)
Bank of America	06/20/18	1,500	1.000%	$21,819	$169,820	$(148,001)	Deutsche Bank AG
Cardinal Health, Inc.	06/20/17	250	0.580%	(1,844)	—	(1,844)	Goldman Sachs Capital Markets, L.P.
Cytec Industries, Inc.	09/20/17	900	1.000%	(4,901)	42,456	(47,357)	Citigroup, Inc.
Goodrich (BF) Co.	09/20/16	100	0.510%	(1,332)	—	(1,332)	Deutsche Bank AG
Health Care REIT	06/20/15	300	2.930%	(15,090)	—	(15,090)	Barclays Bank PLC
Intesa San Paolo	12/20/16	800	5.000%	(52,075)	33,815	(85,890)	Barclays Bank PLC
Jones Apparel Group	12/20/14	660	1.000%	(1,635)	6,156	(7,791)	Deutsche Bank AG
Limited Brands, Inc.	09/20/17	1,200	4.800%	(148,671)	(117,814)	(30,857)	Deutsche Bank AG
Limited Brands, Inc.	09/20/17	500	3.550%	(36,431)	—	(36,431)	Goldman Sachs Capital Markets, L.P.
Macy’s Retail Holdings, Inc.	09/20/14	1,400	5.000%	(86,978)	(35,430)	(51,548)	Morgan Stanley Capital Services, Inc.
Marsh & McLennan Cos. Inc.	09/20/15	200	0.990%	(3,540)	—	(3,540)	Bank of America N.A.
New York Times Co.	03/20/15	800	5.000%	(63,411)	(23,163)	(40,248)	Deutsche Bank AG
Pearson	06/20/18	1,000	0.690%	5,268	—	5,268	Citigroup, Inc.
Race Point CLO	04/15/20	300	1.950%	53,378	547	52,831	Merrill Lynch & Co.
Race Point CLO	04/15/20	300	4.030%	11,530	1,172	10,358	Merrill Lynch & Co.
Santander International	03/20/15	2,500	3.000%	(60,724)	10,225	(70,949)	BNP Paribas Bank
Saratoga CLO, Ltd.	12/15/19	300	1.880%	6,038	1,144	4,894	Merrill Lynch & Co.
Spectra Energy Capital	06/20/18	2,400	0.840%	35,403	—	35,403	Deutsche Bank AG

				$189,061	$184,357	$4,704

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation
Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX NA IG 9 10Y	12/20/17	1,839	0.800%	$81,925	$10,364	$(71,561)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at June 30, 2013:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	08/15/13	59,600	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	$(2,852,031)	$—	$(2,852,031)
Bank of America	01/31/14	113,152	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +30 bps.	(1,988,673)	—	(1,988,673)
Bank of America	04/29/14	19,002	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +37 bps.	(580,235)	—	(580,235)
Bank of America	12/31/13	33,033	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +40 bps.	—	—	—
Barclays Bank PLC	12/20/13	700	Pay $0.074529 strike and receive variance based on S&P 500 Index Future.	35,095	—	35,095
Barclays Bank PLC	05/28/14	25,714	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +49 bps.	(451,925)	—	(451,925)
BNP Paribas Bank	08/09/13	300	Pay $0.049284 strike and receive variance based on S&P GSCI Brent Crude	4,487	—	4,487
BNP Paribas Bank	08/09/13	300	Pay $0.0529 strike and receive variance based on S&P GSCI Crude Oil	4,640	—	4,640
Citigroup, Inc.	12/31/14	1	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(667)	—	(667)
Citigroup, Inc.	12/31/14	1	Pay $10.75 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	108	—	108
Citigroup, Inc.	09/30/13	2	Pay $14.85 strike and receive variance based on spread between Gasoil and Brent Oil.	1,829	—	1,829
Citigroup, Inc.	12/31/13	12	Pay $15.02 strike and receive variance based on spread between Gasoil and Brent Oil.	14,672	—	14,672
Citigroup, Inc.	12/31/14	1	Pay $17.76 strike and receive variance based on spread between Gasoil and Brent Oil.	(1,042)	—	(1,042)
Citigroup, Inc.	12/31/14	1	Pay $17.88 strike and receive variance based on spread between Gasoil and Brent Oil.	(1,185)	—	(1,185)
Citigroup, Inc.	12/31/13	6	Pay $18.10 strike and receive variance based on spread between Gasoil and Brent Oil.	(11,116)	—	(11,116)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	12/31/13	12	Pay $5.90 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	$(19,051)	$—	$(19,051)
Citigroup, Inc.	12/31/13	6	Pay $7.20 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	(1,737)	—	(1,737)
Citigroup, Inc.	09/30/13	2	Pay $7.79 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	164	—	164
Citigroup, Inc.	08/28/13	13,482	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +43 bps.	(236,949)	—	(236,949)
Deutsche Bank AG	09/30/13	3	Pay $13.75 strike and receive variance based on spread between Gasoil and Brent Oil.	6,955	—	6,955
Deutsche Bank AG	12/31/13	3	Pay $15.30 strike and receive variance based on spread between Gasoil and Brent Oil.	2,829	—	2,829
Deutsche Bank AG	12/31/14	6	Pay $17.18 strike and receive variance based on spread between Gasoil and Brent Oil.	(1,752)	—	(1,752)
Deutsche Bank AG	12/31/19	24	Pay $7.20 strike and receive variance on Dec. 2019 Natural Gas future.	(41,165)	—	(41,165)
Deutsche Bank AG	09/30/13	3	Pay $7.45 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	(693)	—	(693)
Deutsche Bank AG	12/31/13	3	Pay $7.70 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	629	—	629
Deutsche Bank AG	12/31/14	6	Pay $9.88 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(4,645)	—	(4,645)
Deutsche Bank AG	08/15/13	2,704	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(129,690)	—	(129,690)
Goldman Sachs & Co.	07/08/13	400	Pay $0.030276 strike and receive variance based on Dow-Jones-UBS	4,232	—	4,232
Goldman Sachs & Co.	11/29/13	1,030	Pay $0.0361 strike and receive variance based on GOLDLNPM.	(24,039)	—	(24,039)
Goldman Sachs & Co.	08/06/14	520	Pay $0.05175625 strike and receive variance based on GOLDLNPM.	(2,448)	—	(2,448)
Goldman Sachs & Co.	12/20/13	1,100	Pay $0.0729 strike and receive variance based on S&P 500 Index Future.	53,279	—	53,279
Goldman Sachs & Co.	11/29/13	650	Pay $0.09 strike and receive variance based on SILVERLND.	(22,230)	—	(22,230)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	12/31/14	1	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	$(667)	$—	$(667)
Goldman Sachs & Co.	12/31/14	4	Pay $11.00 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	1,219	—	1,219
Goldman Sachs & Co.	12/31/14	6	Pay $17.10 strike and receive variance based on spread between Gasoil and Brent Oil.	(1,275)	—	(1,275)
Goldman Sachs & Co.	12/31/14	1	Pay $17.70 strike and receive variance based on spread between Gasoil and Brent Oil.	(972)	—	(972)
Goldman Sachs & Co.	12/31/14	4	Pay $18.00 strike and receive variance based on spread between Gasoil and Brent Oil.	(3,985)	—	(3,985)
Goldman Sachs & Co.	12/31/14	6	Pay $9.90 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(4,526)	—	(4,526)
JPMorgan Chase & Co.	08/01/13	3,310	Pay $0.02576025 strike and receive variance based on GOLDLNPM.	(191,507)	—	(191,507)
JPMorgan Chase & Co.	11/27/13	440	Pay $0.02873025 strike and receive variance based on GOLDLNPM.	(18,868)	—	(18,868)
JPMorgan Chase & Co.	07/02/13	300	Pay $0.0289 strike and receive variance based on Dow-Jones-UBS.	3,349	—	3,349
JPMorgan Chase & Co.	09/30/14	470	Pay $0.075625 strike and receive variance based on GOLDLNPM.	7,492	—	7,492
JPMorgan Chase & Co.	08/15/13	46,090	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(2,193,045)	—	(2,193,045)
JPMorgan Chase & Co.	08/15/13	4,353	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(203,673)	—	(203,673)
JPMorgan Chase & Co.	08/15/13	12,036	Receive fixed payments on the JPMorgan NIC P Index and pay variable payments based on the U.S. Treasury Bill.	(543,829)	—	(543,829)
JPMorgan Chase & Co.	08/15/13	2,683	Receive fixed payments on the JPMorgan NIC P Index and pay variable payments based on the U.S. Treasury Bill.	(119,697)	—	(119,697)
Morgan Stanley	11/27/13	249	Pay $0.03705625 strike and receive variance based on GOLDLNPM.	(5,609)	—	(5,609)
Morgan Stanley	04/21/16	910	Pay $0.05405625 strike and receive variance based on GOLDLNPM.	(18,264)	—	(18,264)
Morgan Stanley	11/27/13	160	Pay $0.09 strike and receive variance based on SILVERLND.	(5,307)	—	(5,307)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	04/21/16	700	Pay $0.09150625 strike and receive variance based on SILVERLND.	$(20,560)	$—	$(20,560)
Morgan Stanley	12/31/14	4	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(2,000)	—	(2,000)
Morgan Stanley	12/31/13	3	Pay $15.20 strike and receive variance based on spread between Gasoil and Brent Oil.	3,129	—	3,129
Morgan Stanley	12/31/13	6	Pay $17.60 strike and receive variance based on spread between Gasoil and Brent Oil.	(8,121)	—	(8,121)
Morgan Stanley	12/31/13	18	Pay $17.675 strike and receive variance based on spread between Gasoil and Brent Oil.	(25,710)	—	(25,710)
Morgan Stanley	12/31/14	4	Pay $17.94 strike and receive variance based on spread between Gasoil and Brent Oil.	(3,770)	—	(3,770)
Morgan Stanley	12/31/13	18	Pay $6.525 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	(17,344)	—	(17,344)
Morgan Stanley	12/31/13	6	Pay $6.80 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	(4,134)	—	(4,134)
Morgan Stanley	12/31/13	3	Pay $7.70 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	629	—	629
Morgan Stanley	08/15/13	61,673	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(2,958,588)	—	(2,958,588)
Royal Bank of Scotland Group PLC	07/31/13	43,386	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +11 bps.	(762,524)	—	(762,524)
Royal Bank of Scotland Group PLC	08/30/13	23,761	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +11 bps.	(417,612)	—	(417,612)
Royal Bank of Scotland Group PLC	09/30/13	2,570	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +28 bps.	(45,166)	—	(45,166)

				$(13,803,289)	$—	$(13,803,289)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$239,039,256	$—	$—
Common Stocks	2,607,095,354	1,269,250,001	—
Exchange Traded Funds	701,095,212	—	—
Preferred Stock	42,822	—	—
Asset-Backed Securities	—	47,393,216	—
Bank Loans	—	19,414,486	—
Certificates of Deposit	—	19,436,464	—
Commercial Mortgage-Backed Securities	—	19,651,650	8,991,445
Commercial Paper	—	6,493,885	—
Corporate Bonds	—	383,928,495	5,486,854
Foreign Government Bonds	—	327,398,524	—
Municipal Bonds	—	48,833,282	—
Residential Mortgage-Backed Securities	—	112,120,560	3,609,159
U.S. Government Agency Obligations	—	220,887,583	—
U.S. Treasury Obligations	—	1,009,500,241	—
Affiliated Money Market Mutual Fund	630,413,699	—	—
Repurchase Agreements	—	386,900,000	—
Foreign Treasury Obligations	—	40,471,209	—
Options Purchased	—	1,728,646	—
Options Written	(96,157)	(6,435,505)	(274,898)
Short Sales – U.S. Government Agency Obligations	—	(32,749,532)	—
Short Sales – U.S. Treasury Obligations	—	(6,033,560)	—
Reverse Repurchase Agreement	—	(7,612,500)	—
Other Financial Instruments*
Financial Futures Contracts	(2,502,565)	—	—
Commodity Futures Contracts	484,086	—	—
Forward Foreign Currency Exchange Contracts	—	(2,450,353)	—
Interest Rate Swaps	(359,562)	(4,847,384)	—
Credit Default Swaps	(71,561)	(102,211)	63,189
Total Return Swaps	—	(13,803,289)	—

Total	$4,175,140,584	$3,839,373,908	$17,875,749

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

U.S. Treasury Obligations	13.7%
Exchange Traded Funds	9.6
Affiliated Money Market Mutual Fund (3.9 represents investments purchased with collateral from securities on loan)	8.6
Repurchase Agreements	5.3
Foreign Government Bonds	4.5
Pharmaceuticals	3.8
Affiliated Mutual Funds	3.3
U.S. Government Agency Obligations	3.1
Banks	2.8
Oil, Gas & Consumable Fuels	2.8
Insurance	2.5
Diversified Financial Services	2.4
Oil & Gas	2.2
Computer Services & Software	2.0
Financial Services	2.0
Telecommunications	1.9
Foods	1.7
Residential Mortgage-Backed Securities	1.6
Electric	1.5
Retail	1.5
Commercial Banks	1.4
Chemicals	1.4
Internet Services	1.4
Transportation	1.4
Aerospace & Defense	1.4
Retail & Merchandising	1.3
Automobile Manufacturers	1.2
Beverages	1.2
Financial – Bank & Trust	1.2
Healthcare Products	1.0
Media	1.0
Cosmetics/Personal Care	0.9
Semiconductors	0.9
Software	0.9
Metals & Mining	0.7
Municipal Bonds	0.7
Airlines	0.6
Asset-Backed Securities	0.6
Healthcare Providers & Services	0.6
Capital Markets	0.5
Diversified Manufacturing	0.5
Foreign Treasury Obligations	0.5
Semiconductors & Semiconductor Equipment	0.5
Biotechnology	0.4
Commercial Mortgage-Backed Securities	0.4
Commercial Services	0.4
Construction & Engineering	0.4
Distribution/Wholesale	0.4
Diversified Telecommunication Services	0.4
Electronics	0.4
Industrial Conglomerates	0.4
IT Services	0.4
Machinery	0.4
Paper & Forest Products	0.4
Real Estate Investment Trusts	0.4
Auto/Trucks Parts & Equipment	0.3
Business Services	0.3
Certificates of Deposit	0.3

Computers & Peripherals	0.3%
Electronic Components	0.3
Electronic Equipment & Instruments	0.3
Environmental Control	0.3
Healthcare Equipment & Supplies	0.3
Industrial Products	0.3
Advertising	0.2
Application Software	0.2
Asset Management	0.2
Computer Hardware	0.2
Consumer Products & Services	0.2
Engineering & Construction	0.2
Entertainment & Leisure	0.2
Hand/Machine Tools	0.2
Hotels, Restaurants & Leisure	0.2
Internet	0.2
Internet & Catalog Retail	0.2
Pipelines	0.2
Professional Services	0.2
Real Estate	0.2
Real Estate Management & Development	0.2
Utilities	0.2
Building Materials	0.1
Building Products	0.1
Commercial Paper	0.1
Commercial Services & Supplies	0.1
Computers	0.1
Diversified Machinery	0.1
Energy Equipment & Services	0.1
Holding Companies – Diversified	0.1
Home Furnishings	0.1
Household Durables	0.1
Household Products/Wares	0.1
Lodging	0.1
Miscellaneous Manufacturing	0.1
Multimedia	0.1
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.1
U.S. Treasury Obligations	(0.1)
U.S. Government Agency Obligations	(0.4)

110.4
Options Written	(0.1)
Liabilities in excess of other assets	(10.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, equity risk, credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$4,816,710	*	Due to broker-variation margin	$6,052,147	*
Interest rate contracts	Unrealized appreciation on swap agreements	831,410		Unrealized depreciation on swap agreements	5,678,794
Interest rate contracts	Premiums paid for swap agreements	834,358		Premiums received for swap agreements	234,733
Interest rate contracts	Unaffiliated investments	1,701,066		Written options outstanding, at value	6,185,322
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	23,418,414		Unrealized depreciation on foreign currency forward contracts	25,868,767
Foreign exchange contracts	—	—		Written options outstanding, at value	123,812
Credit contracts	—	—		Due to broker-variation margin	71,561
Credit contracts	Unrealized appreciation on swap agreements	922,861		Unrealized depreciation on swap agreements	961,883
Credit contracts	Premiums paid for swap agreements	760,638		Premiums received for swap agreements	525,564
Equity contracts	Due to broker — variation margin	55,100	*	Due to broker-variation margin	1,681,790	*
Equity contracts	Unrealized appreciation on swap agreements	144,737		Unrealized depreciation on swap agreements	13,948,026
Commodity contracts	Due to broker — variation margin	2,183,574	*	Due to broker-variation margin	1,699,488	*
Commodity contracts	Unaffiliated investments	27,580		Written options outstanding, at value	497,426

Total		$35,696,448			$63,529,313

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$(20)	$1,649,227	$3,733,846	$444,555	$—	$5,827,608
Foreign exchange contracts	—	(328,510)	—	(531,332)	29,775	7,651,734	6,821,667
Credit contracts	—	—	—	—	191,794	—	191,794
Equity contracts	(207,165)	—	26,272,403	—	10,588,987	—	36,654,225
Commodity contracts	—	16,382	(770,009)	103,871	(463,225)	—	(1,112,981)

Total	$(207,165)	$(312,148)	$27,151,621	$3,306,385	$10,791,886	$7,651,734	$48,382,313

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$670,441	$(1,138,180)	$(3,572,255)	$(10,662,792)	$—	$(14,702,786)
Foreign exchange contracts	—	—	—	(43,685)	—	8,089,179	8,045,494
Credit contracts	—	—	—	—	(1,026,308)	—	(1,026,308)
Equity contracts	4,032	—	(727,082)	—	(20,303,136)	—	(21,026,186)
Commodity contracts	—	10,398	460,063	(152,798)	—	—	317,663

Total	$4,032	$680,839	$(1,405,199)	$(3,768,738)	$(31,992,236)	$8,089,179	$(28,392,123)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts – Long Positions(3)	Futures Contracts – Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)
$1,630,675	$4,254,119	$1,076,953,954	$115,996,604	$614,599,427	$1,159,988,172

Interest Rate Swap Agreements(6)	Credit Default Swap Agreements – Buy Protection(6)	Credit Default Swap Agreements – Sell Protection(6)	Total Return Swap Agreements(6)	Currency Swap Agreements(6)
$477,335,121	$28,933,467	$21,366,690	$461,973,765	$4,266,667

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$274,524,987	$—	$—	$274,524,987
Repurchase agreements	386,900,000	—	—	386,900,000
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	27,046,068	(1,548,634)	—	25,497,434

				686,922,421

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Reverse repurchase agreements	(7,612,500)	—	—	(7,612,500)
Securities sold short	(38,783,092)	32,749,532	—	(6,033,560)
Exchange-traded and cleared derivatives	(408,519)	—	—	(408,519)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Over-the-counter derivatives	(53,264,030)	3,653,944	—	(49,610,086)

				(63,664,665)

Collateral Amount Pledged/(Received):
Securities on loan	(274,524,987)
Repurchase agreements	(386,900,000)
Reverse repurchase agreements	7,612,500
Securities sold short	6,033,560
Exchange-traded and cleared derivatives	408,519
Over-the-counter derivatives	9,758,240

Net Amount	$(14,354,412)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $274,524,987:
Unaffiliated investments (cost $6,917,711,409)	$7,239,729,088
Affiliated investments (cost $829,457,766)	869,452,955
Cash	583,041
Foreign currency, at value (cost $13,628,444)	13,429,837
Deposit with broker	1,313,040
Receivable for investments sold	303,775,682
Unrealized appreciation on foreign currency forward contracts	23,418,414
Dividends and interest receivable	22,684,852
Tax reclaim receivable	4,455,378
Receivable for fund share sold	3,568,778
Unrealized appreciation on over-the-counter swap agreements	1,899,008
Premiums paid for swap agreements	1,594,996
Prepaid expenses	4,564

Total Assets	8,485,909,633

LIABILITIES:
Payable for investments purchased	778,653,613
Payable to broker for collateral for securities on loan	282,231,063
Securities sold short, at value (proceeds received $39,295,705)	38,783,092
Unrealized depreciation on foreign currency forward contracts	25,868,767
Unrealized depreciation on over-the-counter swap agreements	20,588,703
Due to broker	9,368,000
Reverse repurchase agreement	7,612,500
Written options outstanding, at value (premiums received $3,653,944)	6,806,560
Advisory fees payable	2,287,692
Premiums received for swap agreements	760,297
Accrued expenses and other liabilities	640,339
Due to broker-variation margin	408,519
Distribution fee payable	76,794
Payable for fund share repurchased	3,187
Interest payable on investments sold short	1,903
Affiliated transfer agent fee payable	417

Total Liabilities	1,174,091,446

NET ASSETS	$7,311,818,187

Net assets were comprised of:
Paid-in capital	$6,465,887,457
Retained earnings	845,930,730

Net assets, June 30, 2013	$7,311,818,187

Net asset value and redemption price per share, $7,311,818,187 / 576,981,987 outstanding shares of beneficial interest	$12.67

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $2,263,686 foreign withholding tax)	$53,396,994
Interest income	24,565,403
Affiliated dividend income	458,587
Affiliated income from securities lending, net	338,879

78,759,863

EXPENSES
Advisory fees	29,174,587
Distribution fee	2,495,290
Shareholder servicing fees and expenses	982,686
Custodian and accounting fees	686,000
Interest expense	77,012
Audit fee	33,000
Trustees’ fees	32,000
Insurance expenses	27,000
Legal fees and expenses	12,000
Commitment fee on syndicated credit agreement	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Miscellaneous	29,149

Total expenses	33,561,724
Less: advisory fee waivers and/or expense reimbursement	(839,141)
Less: shareholder servicing fee waiver	(365,198)

Net expenses	32,357,385

NET INVESTMENT INCOME	46,402,478

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions (including affiliated $1,082,087)	192,956,835
Futures transactions	27,151,621
Options written transactions	3,306,385
Short sales transactions	300,088
Swap agreements transactions	10,791,886
Foreign currency transactions	9,047,485

243,554,300

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $25,376,406)	49,542,809
Futures	(1,405,199)
Options written	(3,768,738)
Short sales	617,924
Swap agreements	(31,992,236)
Foreign currencies	7,902,211

20,896,771

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	264,451,071

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$310,853,549

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$46,402,478	$80,588,723
Net realized gain on investment and foreign currency transactions	243,554,300	201,700,484
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	20,896,771	323,551,024

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	310,853,549	605,840,231

DISTRIBUTIONS	—	(86,237,382)

FUND SHARE TRANSACTIONS:
Fund share sold [67,877,337 and 256,365,491 shares, respectively]	856,537,549	2,958,278,112
Fund share issued in reinvestment of distributions [0 and 7,818,439 shares, respectively]	—	86,237,382
Fund share repurchased [16,401,093 and 87,723,799 shares, respectively]	(206,197,286)	(997,765,670)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	650,340,263	2,046,749,824

TOTAL INCREASE IN NET ASSETS	961,193,812	2,566,352,673
NET ASSETS:
Beginning of period	6,350,624,375	3,784,271,702

End of period	$7,311,818,187	$6,350,624,375

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 95.6%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio	2,951,236	$27,328,444
AST AQR Large-Cap Portfolio	87,127,054	877,369,436
AST BlackRock Value Portfolio*	10,210,533	110,988,493
AST ClearBridge Dividend Growth Portfolio	41,477,645	438,418,712
AST Federated Aggressive Growth Portfolio*	6,860,415	73,886,666
AST Goldman Sachs Large-Cap Value Portfolio*	5,524,820	112,319,596
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,062,068	6,181,236
AST Goldman Sachs Small-Cap Value Portfolio*	4,159,226	58,353,937
AST High Yield Portfolio*	16,671,189	129,701,850
AST International Growth Portfolio*	43,282,833	512,901,569
AST International Value Portfolio*	33,062,918	515,450,894
AST Jennison Large-Cap Growth Portfolio*	13,064,829	199,238,649
AST Jennison Large-Cap Value Portfolio*	11,782,220	169,663,974
AST Large-Cap Value Portfolio*	16,603,672	283,258,651
AST Lord Abbett Core Fixed-Income Portfolio*	36,436,866	408,092,904
AST Marsico Capital Growth Portfolio*	12,151,595	294,311,619
AST MFS Growth Portfolio*	24,108,428	299,426,672
AST MFS Large-Cap Value Portfolio	9,412,084	111,815,558
AST Mid-Cap Value Portfolio*	2,281,310	34,721,542
AST Money Market Portfolio*	46,646,205	46,646,206
AST Neuberger Berman Core Bond Portfolio*	13,270,310	135,887,974
AST Neuberger Berman Mid-Cap Growth Portfolio*	921,956	25,095,646
AST Parametric Emerging Markets Equity Portfolio*	5,310,885	44,186,564
AST PIMCO Limited Maturity Bond Portfolio*	8,276,506	86,158,427
AST PIMCO Total Return Bond Portfolio*	62,243,114	756,876,269
AST Prudential Core Bond Portfolio*	87,800,780	916,640,143
AST QMA Emerging Markets Equity Portfolio	4,211,748	37,989,969
AST QMA Large-Cap Portfolio	86,788,109	873,088,374
AST Small-Cap Growth Portfolio*	4,401,298	114,389,723
AST Small-Cap Value Portfolio*	8,621,888	149,244,887
AST T. Rowe Price Equity Income Portfolio*	31,050,469	336,587,086
AST T. Rowe Price Large-Cap Growth Portfolio*	12,461,366	201,500,291
AST T. Rowe Price Natural Resources Portfolio*	426,691	8,465,543
AST Templeton Global Bond Portfolio	23,137	240,167
AST Western Asset Core Plus Bond Portfolio*	46,568,139	487,568,420

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
AST Western Asset Emerging Markets Debt Portfolio	10,321,778	$98,779,412

TOTAL LONG-TERM INVESTMENTS (cost $8,533,872,528)(w)		8,982,775,503

SHORT-TERM INVESTMENTS — 4.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 4.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $384,071,579)(w)(Note 4)	384,071,579	384,071,579

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills
(cost $15,998,400) 0.040%	09/19/13	16,000	15,998,752

TOTAL SHORT-TERM INVESTMENTS (cost $400,069,979)			400,070,331

TOTAL INVESTMENTS — 99.9% (cost $8,933,942,507)			9,382,845,834
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.1%			10,241,283

NET ASSETS — 100.0%			$9,393,087,117

The following abbreviations are used in the Portfolio descriptions:

CAC	French Stock Market Index
DAX	German Stock Index
FTSE	Financial Times Stock Exchange
TOPIX	Tokyo Stock Price Index
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
963	10 Year U.S. Treasury Notes	Sep. 2013	$125,479,853	$121,879,688	$(3,600,165)
164	CAC40 10 Euro	Jul. 2013	8,057,451	7,972,015	(85,436)
31	DAX Index.	Sep. 2013	8,245,816	8,036,391	(209,425)
128	FTSE 100 Index.	Sep. 2013	12,184,184	11,995,376	(188,808)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions (continued)
188	Russell 2000 Mini Index	Sep. 2013	$18,162,680	$18,324,360	$161,680
374	S&P 500 Index	Sep. 2013	149,969,325	149,534,550	(434,775)
110	TOPIX Index	Sep. 2013	12,167,877	12,543,860	375,983

					$(3,980,946)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$9,366,847,082	$—	$—
U.S. Treasury Obligation	—	15,998,752	—
Other Financial Instruments*
Futures	(3,980,946)	—	—

Total	$9,362,866,136	$15,998,752	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Investment Type
Large/Mid-Cap Growth	33.1%
Core Bonds	29.7
Large/Mid-Cap Value	8.7
International Value	5.5
International Growth	5.5
Large/Mid-Cap Blend	4.7
Affiliated Money Market Mutual Fund	4.6
Emerging Markets	2.2
Small-Cap Value	2.2
Small-Cap Growth	2.0
High Yield	1.4
U.S. Treasury Obligation	0.2
Sector	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	—	$—		Due to broker-variation margin	$3,600,165	*
Equity contracts	Due to broker-variation margin	537,663	*	Due to broker-variation margin	918,444	*

Total		$537,663			$4,518,609

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(2,215,726)
Equity contracts	33,407,379

Total	$31,191,653

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(3,204,431)
Equity contracts	465,401

Total	$(2,739,030)

For the six months ended June 30, 2013, the Portfolio’s average value at trade date for futures long position was $395,406,358.

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$—	$—	$—	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(681,204)	—	—	(681,204)

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives				681,204

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Affiliated investments (cost $8,917,944,107)	$9,366,847,082
Unaffiliated investments (cost $15,998,400)	15,998,752
Foreign currency, at value (cost $1,373,188)	1,365,469
Receivable for fund share sold	12,773,571
Dividends and interest receivable	54,852
Prepaid expenses	334

Total Assets	9,397,040,060

LIABILITIES:
Due to broker	1,366,448
Payable for fund share repurchased	1,280,129
Due to broker-variation margin	681,204
Advisory fees payable	489,843
Accrued expenses and other liabilities	132,829
Payable for investments purchased	1,668
Affiliated transfer agent fee payable	417
Deferred trustees’ fees	405

Total Liabilities	3,952,943

NET ASSETS	$9,393,087,117

Net assets were comprised of:
Paid-in capital	$8,055,029,604
Retained earnings	1,338,057,513

Net assets, June 30, 2013	$9,393,087,117

Net asset value and redemption price per share, $9,393,087,117 / 759,093,744 outstanding shares of beneficial interest	$12.37

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Affiliated dividend income	$394,583
Interest income	4,775

399,358

EXPENSES
Advisory fees	7,005,181
Custodian and accounting fees	197,000
Trustees’ fees	41,000
Legal fees and expenses	14,000
Audit fee	10,000
Commitment fee on syndicated credit agreement	8,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Insurance expenses	2,000
Shareholders’ reports	2,000
Miscellaneous	6,040

Total expenses	7,289,221
Less: advisory fee waivers and/or expense reimbursement	(61,285)

Net expenses	7,227,936

NET INVESTMENT LOSS	(6,828,578)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions (including affiliated $495,733,553)	495,733,553
Futures transactions	31,191,653
Foreign currency transactions	250,494

527,175,700

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(34,056,332))	(34,056,519)
Futures	(2,739,030)
Foreign currencies	(17,307)

(36,812,856)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	490,362,844

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$483,534,266

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(6,828,578)	$84,472,662
Net realized gain on investment and foreign currency transactions	527,175,700	288,875,026
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(36,812,856)	484,424,965

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	483,534,266	857,772,653

DISTRIBUTIONS	—	(312,222,168)

FUND SHARE TRANSACTIONS:
Fund share sold [38,487,942 and 235,085,351 shares, respectively]	469,364,629	2,678,407,412
Fund share issued in reinvestment of distributions [0 and 28,723,290 shares, respectively]	—	312,222,168
Fund share repurchased [22,070,648 and 112,116,860 shares, respectively]	(272,007,028)	(1,271,395,108)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	197,357,601	1,719,234,472

TOTAL INCREASE IN NET ASSETS	680,891,867	2,264,784,957
NET ASSETS:
Beginning of period	8,712,195,250	6,447,410,293

End of period	$9,393,087,117	$8,712,195,250

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 68.0%
COMMON STOCKS — 18.7%	Shares	Value (Note 2)
Aerospace & Defense — 0.1%
Boeing Co. (The)	14,800	$1,516,112
Raytheon Co.	6,925	457,881

		1,973,993

Airlines — 0.1%
United Continental Holdings, Inc.*	89,095	2,787,783

Apparel — 0.5%
Coach, Inc.	146,147	8,343,532
NIKE, Inc. (Class B Stock)	19,724	1,256,024

		9,599,556

Auto Parts & Equipment — 0.2%
Delphi Automotive PLC (United Kingdom)	10,000	506,900
Goodyear Tire & Rubber Co. (The)*	38,841	593,879
TRW Automotive Holdings Corp.*	25,700	1,707,508
WABCO Holdings, Inc.*	4,600	343,574

		3,151,861

Automobile Manufacturers — 0.2%
General Motors Co.*(a)	126,422	4,211,117
Oshkosh Corp.*	14,100	535,377

		4,746,494

Beverages — 0.5%
Anheuser-Busch InBev NV (Belgium)	103,547	9,322,617

Biotechnology — 0.1%
Amgen, Inc.	13,000	1,282,580
Biogen Idec, Inc.*	3,400	731,680
Celgene Corp.*	6,400	748,224
Gilead Sciences, Inc.*	6,300	322,623

		3,085,107

Building Materials
Ainsworth Lumber Co. Ltd. (Canada)*	5,735	17,450

Chemicals — 0.4%
Cabot Corp.	11,630	435,195
Ecolab, Inc.	45,782	3,900,169
Huntsman Corp.	37,500	621,000
Praxair, Inc.	31,102	3,581,706
Uranium Participation Corp. (Canada)*	8,500	40,492

		8,578,562

Commercial Banks — 2.4%
Bank of America Corp.	303,600	3,904,296
Capital One Financial Corp.	96,398	6,054,758
CIT Group, Inc.*	18,004	839,527
Citigroup, Inc.	83,167	3,989,521
Credit Suisse Group AG (Switzerland)*	198,510	5,255,371
Goldman Sachs Group, Inc. (The)	13,562	2,051,253
ICICI Bank Ltd. (India), ADR	100,169	3,831,464
Mitsubishi UFJ Financial Group, Inc. (Japan)	771,400	4,764,066
Sberbank of Russia (Russia), ADR	631,132	7,245,395
Standard Chartered PLC (United Kingdom)	198,765	4,315,291
SunTrust Banks, Inc.	51,100	1,613,227
U.S. Bancorp	92,675	3,350,201

		47,214,370

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies — 0.5%
MasterCard, Inc. (Class A Stock)	5,930	$3,406,785
Newell Rubbermaid, Inc.	253,845	6,663,431

		10,070,216

Communications Equipment
Brocade Communications Systems, Inc.*	65,200	375,552

Computer Services & Software — 1.0%
Activision Blizzard, Inc.	69,100	985,366
EMC Corp.	92,500	2,184,850
Microsoft Corp.	400,770	13,838,588
Oracle Corp.	79,200	2,433,024

		19,441,828

Computers & Peripherals — 0.3%
Apple, Inc.	5,570	2,206,166
International Business Machines Corp.	6,250	1,194,437
Spansion, Inc. (Class A Stock)*	11,796	147,686
Teradata Corp.*	32,900	1,652,567

		5,200,856

Construction & Engineering — 0.1%
KBR, Inc.	39,800	1,293,500

Containers & Packaging — 0.1%
Packaging Corp. of America	30,213	1,479,228

Distribution/Wholesale — 0.3%
HD Supply Holdings, Inc.*	19,900	373,921
W.W. Grainger, Inc.	21,985	5,544,177

		5,918,098

Diversified Financial Services — 0.8%
Discover Financial Services	64,550	3,075,162
JPMorgan Chase & Co.	240,360	12,688,605
NASDAQ OMX Group, Inc. (The)	10,700	350,853

		16,114,620

Electronic Components & Equipment — 0.4%
Agilent Technologies, Inc.	38,425	1,643,053
Avnet, Inc.*	26,000	873,600
Mitsubishi Electric Corp. (Japan)	561,000	5,242,045
TE Connectivity Ltd. (Switzerland)	7,600	346,104

		8,104,802

Entertainment & Leisure — 0.1%
Caesars Entertainment Corp.*(a)	56,608	775,530
Tyco International Ltd. (Switzerland)	28,075	925,071

		1,700,601

Environmental Control
ADA-ES, Inc.*	1,420	59,810

Foods
ConAgra Foods, Inc.	10,075	351,920

Home Builders
MDC Holdings, Inc.	3,700	120,287
Meritage Homes Corp.*	3,400	147,424
PulteGroup, Inc.*	6,700	127,099

		394,810

Insurance — 0.4%
Allied World Assurance Co. Holdings AG (Switzerland)	4,300	393,493

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
American Financial Group, Inc.	6,100	$298,351
American International Group, Inc.*	98,666	4,410,370
Chubb Corp. (The)	11,300	956,545
Travelers Cos., Inc. (The)	23,725	1,896,102

		7,954,861

Internet Software & Services — 0.4%
Google, Inc. (Class A Stock)*	5,310	4,674,765
MercadoLibre, Inc.	30,366	3,272,240
Symantec Corp.	19,700	442,659

		8,389,664

Investment Companies — 0.3%
American Capital Ltd.*	418,570	5,303,282

Machinery & Equipment — 0.4%
Atlas Copco AB (Sweden) (Class A Stock)	280,810	6,768,035
Cummins, Inc.	5,350	580,261

		7,348,296

Manufacturing — 0.3%
3M Co.	30,375	3,321,506
General Electric Co.	36,225	840,058
Ingersoll-Rand PLC (Ireland)	32,100	1,782,192

		5,943,756

Media — 1.1%
Cablevision Systems Corp. (Class A Stock)	49,725	836,375
Comcast Corp. (Class A Stock)	70,875	2,968,245
DIRECTV*	105,432	6,496,720
News Corp. (Class A Stock)	103,975	3,389,585
Time Warner, Inc.	144,581	8,359,673

		22,050,598

Miscellaneous Manufacturing — 0.5%
Danaher Corp.	114,329	7,237,026
Textron, Inc.	122,545	3,192,297

		10,429,323

Oil, Gas & Consumable Fuels — 1.3%
Cameron International Corp.*	92,469	5,655,404
Chevron Corp.	17,775	2,103,493
Exxon Mobil Corp.	24,175	2,184,211
Marathon Oil Corp.	47,100	1,628,718
Marathon Petroleum Corp.	32,055	2,277,828
Oceaneering International, Inc.	13,375	965,675
PBF Energy, Inc.	31,808	823,827
Schlumberger Ltd. (Netherlands)	92,407	6,621,886
Suncor Energy, Inc. (Canada)	80,575	2,376,157
Tesoro Corp.	14,472	757,175

		25,394,374

Paper & Forest Products — 0.1%
Domtar Corp.	10,075	669,988
International Paper Co.	36,000	1,595,160
Newpage Holdings, Inc.*	3,500	305,165

		2,570,313

Pharmaceuticals — 2.2%
Abbott Laboratories	33,225	1,158,888
AbbVie, Inc.	31,925	1,319,779
Bristol-Myers Squibb Co.	19,925	890,448

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Eli Lilly & Co.	24,075	$1,182,564
Ironwood Pharmaceuticals, Inc.*(a)	5,100	50,745
Johnson & Johnson	7,400	635,364
McKesson Corp.	17,650	2,020,925
Merck & Co., Inc.	192,505	8,941,858
Pfizer, Inc.	534,395	14,968,404
Quintiles Transnational Holdings, Inc.*	1,700	72,352
Roche Holding AG (Switzerland)	20,534	5,096,484
Sanofi (France)	66,906	6,916,744

		43,254,555

Retail & Merchandising — 1.4%
AutoZone, Inc.*	17,307	7,332,803
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	59,677	5,262,813
CVS Caremark Corp.	60,425	3,455,101
Dillard’s, Inc. (Class A Stock)	12,596	1,032,494
Lowe’s Cos., Inc.	75,600	3,092,040
Macy’s, Inc.	3,533	169,584
Ross Stores, Inc.	38,100	2,469,261
Swatch Group AG (The) (Switzerland)	7,951	4,343,146
Wal-Mart Stores, Inc.	19,850	1,478,627

		28,635,869

Semiconductors & Semiconductor Equipment — 0.8%
Applied Materials, Inc.	105,420	1,571,812
ASML Holding NV (Netherlands)	62,290	4,917,195
Freescale Semiconductor Ltd. (Bermuda)*(a)	5,211	70,609
Intel Corp.	4,850	117,467
Samsung Electronics Co. Ltd. (South Korea)	1,810	2,115,572
Teradyne, Inc.*	40,900	718,613
Texas Instruments, Inc.	203,099	7,082,062

		16,593,330

Telecommunications — 0.7%
Crown Castle International Corp.*	11,561	836,901
Level 3 Communications, Inc.*	16,340	344,447
SBA Communications Corp. (Class A Stock)*(a)	11,561	856,901
Vodafone Group PLC (United Kingdom)	4,092,168	11,726,904

		13,765,153

Tobacco — 0.7%
Imperial Tobacco Group PLC (United Kingdom)	411,435	14,266,436
Philip Morris International, Inc.	9,875	855,373

		15,121,809

TOTAL COMMON STOCKS (cost $352,268,672)		373,738,817

EXCHANGE TRADED FUNDS — 8.3%
Financial Select Sector SPDR Fund	4,488,987	87,490,357
Health Care Select Sector SPDR Fund(a)	750,058	35,710,261
iShares MSCI Mexico Capped Investable Market Index Fund	641,200	41,806,240

TOTAL EXCHANGE TRADED FUNDS (cost $154,281,210)		165,006,858

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

PREFERRED STOCKS — 0.3%	Shares	Value (Note 2)
Auto Parts & Equipment — 0.1%
Dana Holding Corp., Series B, CVT,
4.000%*	14,970	$2,431,689

Commercial Banks — 0.2%
GMAC Capital Trust I, Series 2, 8.125%	168,015	4,376,791

TOTAL PREFERRED STOCKS (cost $6,451,365)		6,808,480

	Units
WARRANTS* — 0.1%
Semiconductors & Semiconductor Equipment
Samsung Electronics Co. Ltd. (Germany),expiring 01/24/17
(cost 2,136,416)	1,533	1,801,275

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.4%
Access Group, Inc.,
Series 2004-A, Class A2
0.536%(c)	04/25/29	Baa1	$419	406,673
Series 2005-A, Class A2
0.496%(c)	04/27/26	Baa2	1,309	1,296,874
Ally Auto Receivables Trust,
Series 2009-B, Class B, 144A
3.670%	03/16/15	Aaa	300	303,349
AmeriCredit Automobile Receivables Trust,
Series 2010-1, Class C
5.190%	08/17/15	Aaa	398	406,888
Series 2010-1, Class D
6.650%	07/17/17	Aa1	635	666,098
Series 2010-4, Class D
4.200%	11/08/16	Aa2	400	415,435
Series 2011-1, Class B
2.190%	02/08/16	Aa1	250	252,163
Series 2011-1, Class D
4.260%	02/08/17	Baa1	600	627,554
Series 2011-2, Class D
4.000%	05/08/17	Baa1	300	311,603
Series 2011-3, Class C
2.860%	01/09/17	Aa3	400	410,602
BA Credit Card Trust,
Series 2006-C5, Class C5
0.593%(c)	01/15/16	A3	2,393	2,391,885
Series 2008-C5, Class C5
4.943%(c)	03/15/16	A3	900	911,302
Capital One Multi-Asset Execution Trust,
Series 2003-C3, Class C3
2.443%(c)	07/15/16	Ba1	800	801,774
CFC LLC,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	A3	571	569,924
Countrywide Asset-Backed Certificates,
Series 2004-6, Class 2A5
0.583%(c)	11/25/34	Aa3	204	201,329
Series 2005-BC5, Class 3A3
0.563%(c)	01/25/36	Baa2	141	137,409

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust,
Series 2011-B, Class B, 144A
5.680%	09/17/18	AA-(d)	$246	$258,132
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	AAA(d)	497	494,776
GreenPoint Mortgage Funding Trust,
Series 2005-HE1, Class M1
0.793%(c)	09/25/34	AA(d)	188	185,404
GSAMP Trust,
Series 2004-SEA2, Class A2B
0.743%(c)	03/25/34	Aaa	102	101,503
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T1, Class A1, 144A
0.898%	01/15/44	AAA(d)	1,700	1,694,050
Series 2013-T1, Class B1, 144A
1.247%	01/15/44	AA(d)	200	199,620
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	AAA(d)	1,100	1,098,825
Series 2013-T2, Class B2, 144A
1.495%	05/16/44	AA(d)	400	399,573
Home Equity Asset Trust,
Series 2007-2, Class 2A1
0.303%(c)	07/25/37	A3	37	36,464
KeyCorp Student Loan Trust,
Series 2005-A, Class 2A3
0.506%(c)	09/28/26	Aaa	369	364,415
Series 2006-A, Class 2A3
0.466%(c)	06/27/29	Aaa	1,581	1,554,174
Nationstar Mortgage Advance Receivable Trust,
Series 2013-T1A, Class A1, 144A
1.080%	06/20/44	AAA(d)	2,800	2,796,995
Series 2013-T1A, Class B1, 144A
1.379%	06/20/44	AA(d)	1,300	1,298,612
Series 2013-T1A, Class C1, 144A
1.594%	06/20/44	A(d)	400	399,570
Series 2013-T1A, Class D1, 144A
2.239%	06/20/44	BBB(d)	300	299,678
Park Place Securities, Inc.,
Series 2005-WCW3, Class A2C
0.573%(c)	08/25/35	A2	208	200,208
Series 2005-WHQ2, Class A1B
0.463%(c)	05/25/35	Aaa	2,407	2,376,428
Prestige Auto Receivables Trust,
Series 2013-1A, Class A2, 144A
1.090%	02/15/18	AAA(d)	1,200	1,198,772
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC5, Class A2
0.463%(c)	10/25/35	A1	28	28,101
Series 2005-RZ3, Class A2
0.463%(c)	09/25/35	Aaa	138	136,326
Series 2006-RZ1, Class A2
0.383%(c)	03/25/36	A1	65	64,533
Santander Consumer Acquired Receivables Trust,
Series 2011-S1A, Class D, 144A
3.150%	08/15/16	Baa2	257	258,505
Series 2011-WO, Class C, 144A
3.190%	10/15/15	AAA(d)	1,700	1,728,524

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust,
Series 2010-2, Class C
3.890%	07/17/17	AA(d)	$326	$334,588
Series 2010-3, Class C
3.060%	11/15/17	AA(d)	550	563,191
Series 2010-B, Class C, 144A
3.020%	10/17/16	AA(d)	1,375	1,391,103
Series 2011-1, Class C
3.110%	05/16/16	A1	700	708,825
Series 2011-1, Class D
4.010%	02/15/17	Baa2	2,000	2,070,304
Series 2011-3, Class B
2.500%	12/15/15	Aa1	200	202,469
Series 2011-3, Class D
4.230%	05/15/17	Baa2	400	413,671
Series 2011-4, Class B
2.900%	05/16/16	Aa1	1,258	1,279,633
Series 2011-S1A, Class D, 144A
3.100%	05/15/17	A-(d)	173	173,321
Series 2012-2, Class B
2.090%	08/15/16	Aa1	400	404,873
SLC Private Student Loan Trust,
Series 2009-AA, Class A, 144A
4.750%(c)	06/15/33	Aaa	901	841,880
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
0.713%(c)	09/15/20	Aaa	1,841	1,813,276
Series 2004-A, Class A2
0.473%(c)	03/16/20	Aaa	1,086	1,070,909
Series 2005-A, Class A2
0.413%(c)	12/15/20	Aaa	406	402,718
Series 2006-B, Class A3
0.413%(c)	12/15/22	Aaa	131	130,088
Series 2006-C, Class A3
0.403%(c)	06/15/21	Aaa	827	820,846
SLM Private Education Loan Trust,
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39	Aaa	671	672,846
Series 2009-CT, Class 2A, 144A
2.043%(c)	04/15/39	Aaa	1,277	1,278,038
Series 2009-D, Class A, 144A
3.500%(c)	08/17/43	AAA(d)	1,644	1,553,709
Series 2010-A, Class 1A, 144A
3.200%(c)	05/16/44	Aaa	731	758,193
Series 2012-B, Class A1, 144A
1.293%(c)	12/15/21	Aaa	260	260,939
Series 2012-D, Class A1, 144A
1.243%(c)	06/15/23	Aaa	187	187,163
Series 2012-E, Class A1, 144A
0.943%(c)	10/16/23	Aaa	408	407,948
Series 2013-A, Class A1, 144A
0.793%(c)	08/15/22	Aaa	1,194	1,186,582
Series 2013-B, Class A1, 144A
0.843%(c)	07/15/22	AAA(d)	1,606	1,601,046
Specialty Underwriting & Residential Finance,
Series 2005-BC1, Class M2
0.943%(c)	12/25/35	Aa2	56	55,374

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp.,
Series 2007-BC1, Class A2
0.243%(c)	02/25/37	Aa1	$4	$4,343

TOTAL ASSET-BACKED SECURITIES (cost $48,020,958)				47,871,926

BANK LOANS(c) — 1.6%
Aerospace & Defense
Accudyne Industries Borrower SCA (Luxembourg), Refinancing Term Loan
4.000%	12/13/19	B1	148	146,397

Airlines
Northwest Air, Participation Loan
1.679%	09/10/18	NR	295	260,426
1.680%	03/10/17	NR	145	134,050
2.299%	03/10/17	NR	347	321,680

				716,156

Auto Parts & Equipment — 0.2%
Federal-Mogul Corp., Tranche Term Loan B
2.128%	12/27/14	B1	1,944	1,854,815
Tranche Term Loan C
2.128%	12/27/15	B1	1,054	1,005,208
Schaeffler AG,
Term Loan
4.250%	01/27/17	Ba3	535	541,687

				3,401,710

Chemicals
Ineos US Finance LLC,
Cash Dollar Term Loan
4.000%	04/19/18	B1	366	367,648
Macdermid, Inc.,
Term Loan
7.750%	11/30/20	Caa1	135	136,350
Oxea Finance,
Term Loan
8.250%	07/15/20	Caa1	225	223,875

				727,873

Commercial Services & Supplies — 0.1%
Coinmach Service Corp.,
Term Loan
4.250%	11/02/19	B2	295	293,402
Interactive Data Corp.,
Refinancing Term Loan
3.750%	02/11/18	Ba3	289	287,462
Weather Co. (The),
Term Loan
7.000%	12/26/20	B3	230	231,725

				812,589

Computer Services & Software — 0.1%
First Data Corp.,
2018 Dollar Term Loan
4.193%	03/24/18	B1	340	331,004

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Computer Services & Software (continued)
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/23/20		Caa1	$530	$545,900
Lawson Software, Inc.,
Tranche Term Loan B-2
5.250%	04/15/18		Ba3	793	796,610
Zayo Group LLC,
Term Loan
4.500%	03/31/19		B1	911	908,170

					2,581,684

Distribution/Wholesale
HD Supply, Inc.,
Term Loan
4.500%	10/12/17		B1	622	622,234

Diversified Financial Services — 0.2%
iStar Financial, Inc.,
Loan
4.500%	10/08/17		B1	197	195,897
KCG Holdings,
Term Loan
5.750%	11/21/17		Ba3	405	398,419
Nuveen Investments, Inc.,
Tranche Term Loan B (First Lien)
4.195%	05/13/17		B2	85	84,510
Ocwen Loan Servicing LLC,
Initial Term Loan
5.000%	01/31/18		B1	683	686,137
Vodafone Americas Finance 2, Inc.,
New Series Term Loan A
6.250%	07/11/16	(g)	NR	1,444	1,479,844

					2,844,807

Healthcare Products
Bausch & Lomb,
New Parent Term Loan
4.000%	05/17/19		B1	342	343,582
Truven Health Analytics, Inc.,
New Tranche Term Loan B
4.500%	05/24/19		B2	287	287,699

					631,281

Healthcare Providers & Services
LHP Operations Co. LLC,
Term Loan
9.000%	06/20/18		B3	218	222,171

Hotels, Restaurants & Leisure — 0.4%
Harrahs Las Vegas Propco, LLC,
Senior Loan
3.690%	02/13/13		NR	7,069	6,524,121
MGM Resorts International,
Term Loan B
3.500%	12/27/19		Ba2	286	283,936
Station Casinos LLC,
Term Loan B
5.000%	03/01/20		Caa1	833	831,709

					7,639,766

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Insurance
Alliant Insurance Services (The),
Initial Term Loan
5.000%	12/03/19	B1	348	$349,991

Investment Companies — 0.1%
American Capital Ltd.,
Sr. Sec’d. Term Loan
5.500%	08/01/16	B2	793	793,000

Manufacturing
Wilsonart LLC,
Initial Term Loan
4.000%	10/18/19	B2	428	423,304

Media — 0.1%
Cengage Learning Acquisitions, Inc.,
Original Term Loan
2.700%	07/03/14	Caa2	69	51,247
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.854%	01/29/16	Caa1	152	138,799
Tranche Term Loan C
3.854%	01/29/16	Caa1	70	63,195
Tranche Term Loan D
6.950%	01/22/19	Caa1	1,047	952,463

				1,205,704

Metals & Mining — 0.1%
FMG Resources August 2006 Pty Ltd.,
Term Loan
5.250%	10/04/17	Ba1	934	927,957
Rexnord LLC,
2013 Refinancing Term Loan B
3.750%	04/30/18	Ba2	348	347,057

				1,275,014

Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp.,
Loan
5.750%	12/02/17	Ba3	1,470	1,484,904
Offshore Group Investment Ltd.,
Loan
5.750%	03/28/19	B3	414	414,997
6.250%	10/05/17	B3	879	880,756
Samson Resources Corp.,
Initial Term Loan (Second Lien)
6.000%	09/12/17	B1	210	209,147

				2,989,804

Publishing
MTL Publishing LLC,
Term Loan B
4.250%	02/07/18	Ba3	303	301,580

Real Estate
Realogy Corp.,
Extended Synthetic Commitment
4.400%	10/10/16	B1	30	29,723
Realogy Group LLC,
Initial Term Loan B
4.500%	02/21/20	B1	544	544,997

				574,720

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Retail & Merchandising
J.C. Penney Corp.,
Term Loan
6.000%	05/15/18	B2	$755	$755,000

Telecommunications — 0.1%
Alcatel-Lucent USA, Inc. (European Currency Unit),
Euro Term Loan
7.500%	01/30/19	B1	308	401,825
US Term Loan
7.250%	01/30/19	B1	786	792,276
Intelsat Jackson Holdings SA (Luxembourg),
Tranche Term Loan B-1
4.250%	04/02/18	Ba3	860	860,809
Level 3 Financing, Inc.,
B-II 2019 Tranche Term Loan
4.750%	08/01/19	Ba3	115	114,892
Virgin Media Investment Holdings,
Term Loan
3.500%	02/07/20	Ba3	135	133,388

				2,303,190

TOTAL BANK LOANS (cost $30,858,820)				31,317,975

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2004-6, Class A3
4.512%	12/10/42	AAA(d)	18	18,421
Series 2005-5, Class A4
5.115%(c)	10/10/45	Aaa	363	390,516
Bear Stearns Commercial Mortgage Securities Trust,
Series 2002-TOP8, Class A2
4.830%	08/15/38	AAA(d)	8	7,830
Series 2005-PW10, Class AM
5.449%(c)	12/11/40	A-(d)	400	427,667
COMM 2006-C7 Mortgage Trust,
Series 2006-C7, Class AM
5.772%(c)	06/10/46	BBB-(d)	270	288,989
Commercial Mortgage Pass-Through Certificates,
Series 2007-C2, Class A3
5.542%(c)	01/15/49	Aaa	285	315,586
Series 2007-C9, Class A4
5.800%(c)	12/10/49	Aaa	607	688,760
Series 2013-LC6, Class AM
3.282%	01/10/46	Aaa	190	177,797
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	Aaa	160	168,185
Credit Suisse Commercial Mortgage Trust,
Series 2006-C3, Class A3
5.798%(c)	06/15/38	Aaa	449	494,090
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	320	351,403
Series 2007-C1, Class A3
5.383%	02/15/40	A1	390	419,695
DBRR Trust,
Series 2012-EZ1, Class A, 144A
0.946%	09/25/45	Aaa	1,051	1,053,557

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II Trust,
Series 2007-EOP, Class A1, 144A
1.103%(c)	03/06/20	Aaa	$403	$403,828
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2004-PNC1, Class B
5.365%(c)	06/12/41	AA-(d)	500	516,603
Series 2005-CB13, Class AM
5.335%(c)	01/12/43	A1	350	371,971
Series 2005-LDP5, Class AM
5.242%(c)	12/15/44	Aaa	160	172,920
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AM
5.440%	05/15/45	Aaa	290	316,416
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.794%	07/15/40	Aaa	990	1,038,685
Series 2006-C1, Class AM
5.217%(c)	02/15/31	A-(d)	110	118,799
Series 2007-C7, Class A3
5.866%(c)	09/15/45	AA-(d)	552	615,361
Medallion Trust (Australia),
Series 2005-2G, Class A
0.313%	08/22/36	Aa1	540	535,675
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%	02/12/51	Aaa	500	565,204
ML-CFC Commercial Mortgage Trust,
Series 2007-9, Class AM
5.856%(c)	09/12/49	BBB-(d)	50	55,147
Morgan Stanley Capital I Trust,
Series 2005-IQ10, Class AJ
5.241%(c)	09/15/42	A2	190	199,638
Series 2005-IQ9, Class A5
4.700%	07/15/56	AAA(d)	290	303,272
Series 2007-T27, Class A4
5.647%(c)	06/11/42	AAA(d)	1,000	1,130,604
Series 2007-T27, Class AM
5.647%(c)	06/11/42	AA(d)	430	471,763
Series 2012-C4, Class A4
3.244%	03/15/45	Aaa	330	320,544
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A, 144A
5.800%(c)	08/12/45	Aaa	800	895,684
ORES NPL LLC,
Series 2012-LV1, Class A, 144A
4.000%	09/25/44	Baa3	396	395,473
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C6, Class A4
3.244%	04/10/46	Aaa	270	257,016
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class AJ
5.164%(c)	07/15/42	A3	570	598,049
Series 2005-C20, Class AMFX
5.179%(c)	07/15/42	Aa1	520	553,814
Series 2006-C28, Class A4
5.572%	10/15/48	Aaa	500	552,547

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class A3
2.875%	12/15/45		Aaa	$270	$249,660

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,817,848)					15,441,169

CONVERTIBLE BONDS — 0.1%
Computer Services & Software
EMC Corp.,
Sr. Unsec’d. Notes
1.750%	12/01/13		A(d)	209	308,797
SanDisk Corp.,
Sr. Unsec’d. Notes
1.500%	08/15/17		BB(d)	300	399,937

					708,734

Insurance
MGIC Investment Corp.,
Sr. Unsec’d. Notes
2.000%	04/01/20		B	58	65,685
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19		CCC+(d)	522	665,876
3.000%	11/15/17			68	85,000

					816,561

Metals & Mining — 0.1%
Alpha Appalachia Holdings, Inc.,
Gtd. Notes
3.250%	08/01/15	(a)	B+(d)	639	578,295
Peabody Energy Corp.,
Jr. Sub. Notes
4.750%	12/15/66	(a)	Ba3	482	334,689

					912,984

TOTAL CONVERTIBLE BONDS (cost $2,411,483)					2,438,279

CORPORATE BONDS — 17.7%
Advertising
Affinion Group, Inc.,
Gtd. Notes
7.875%	12/15/18	(a)	Caa1	393	296,715
Checkout Holding Corp.,
Sr. Notes, 144A
10.710%(s)	11/15/15		Caa1	258	201,885

					498,600

Aerospace & Defense — 0.2%
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17		B3	505	540,350
L-3 Communications Corp.,
Gtd. Notes
3.950%	11/15/16		Baa3	100	105,633
4.950%	02/15/21		Baa3	400	422,348
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.070%	12/15/42		Baa1	1,308	1,142,038

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Meccanica Holdings USA, Inc.,
Gtd. Notes, 144A
6.250%	07/15/19		Baa3		$247	$253,561
Raytheon Co.,
Sr. Unsec’d. Notes
4.700%	12/15/41		A3		550	549,383
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15		A2		300	323,207

						3,336,520

Agriculture
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15		Baa1		500	532,817

Airlines — 0.1%
American Airlines 2011-2 Class A Pass-Through Trust, Pass-Through Certificates
8.625%	04/15/23		Baa3		477	506,635
Continental Airlines 2012-3 Class C Pass-Through Certificates, Pass-Through Certificates
6.125%	04/29/18		B1		950	959,500
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15		Ba2		488	501,420
US Airways 2011-1 Class C Pass-Through Trust, Pass-Through Certificates
10.875%	10/22/14		B3		201	211,629
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates
6.750%	12/03/22		B1		240	249,600
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	(a)	Caa2		375	354,375

						2,783,159

Apparel — 0.1%
Burlington Holdings LLC/Burlington Holding Finance, Inc.,
Sr. Unsec’d. Notes, 144A, PIK
9.000%	02/15/18		Caa2		65	66,625
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22		B1		134	145,390
7.750%	05/15/18		B1	EUR	50	68,662
SIWF Merger Sub, Inc./Springs Industries, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	06/01/21		B2		439	430,220
VF Corp.,
Sr. Unsec’d. Notes
3.500%	09/01/21		A3		100	100,700
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
6.125%	10/15/20		B2		477	492,503

						1,304,100

Auto Parts & Equipment — 0.1%
Continental Rubber of America Corp.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/19		Ba2		150	154,451

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Delphi Corp.,
Gtd. Notes
6.125%	05/15/21	Ba1		$135	$147,150
GKN Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
5.375%	09/19/22	Ba1	GBP	230	349,698
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17	B3		265	290,175
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes
8.250%	03/15/20	Ba3	GBP	344	567,683
Schaeffler Finance BV (Netherlands),
Sr. Sec’d. Notes
4.250%	05/15/18	Ba3	EUR	151	192,617
Titan International, Inc.,
Sr. Sec’d. Notes
7.875%	10/01/17	B1		275	288,750
Sr. Sec’d. Notes, 144A
7.875%	10/01/17	B1		370	388,500

					2,379,024

Automobiles
Asbury Automotive Group, Inc.,
Gtd. Notes
8.375%	11/15/20	B3		185	204,887
Gtd. Notes, 144A
8.375%	11/15/20	B2		206	228,145

					433,032

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	A3		900	840,238
Constellation Brands, Inc.,
Gtd. Notes
7.250%	05/15/17	Ba1		25	28,437
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23			600	567,706
3.600%	08/13/42	A1		200	169,877
4.000%	03/05/42	A1		300	270,723
7.900%	11/01/18	Aa3		500	640,412
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
4.875%	05/01/21	B3		445	424,975

					2,942,368

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	06/15/16	Baa1		500	513,481
Biogen Idec, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/18	Baa3		800	951,400
Bio-Rad Laboratories, Inc.,
Sr. Unsec’d. Notes
4.875%	12/15/20	Ba1		200	201,570
Celgene Corp.,

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Biotechnology (continued)
Sr. Unsec’d. Notes
3.250%	08/15/22		Baa2		$700	$663,894
3.950%	10/15/20		Baa2		400	414,380
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.050%	12/01/16		Baa1		400	422,808

						3,167,533

Building Materials — 0.2%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17		B2		1,083	1,147,980
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21		Ba3		445	472,813
Buzzi Unicem SpA (Italy),
Sr. Unsec’d. Notes
6.250%	09/28/18		BB+(d)	EUR	138	189,650
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.875%	03/25/19	(a)	B(d)		200	194,000
HeidelbergCement Finance Luxembourg SA (Luxembourg),
Gtd. Notes
7.500%	04/03/20		Ba2	EUR	64	97,259
Spie BondCo 3 SCA (Luxembourg),
Gtd. Notes
11.000%	08/15/19		Caa1	EUR	215	298,463
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20		Caa2		266	286,615
USG Corp.,
Sr. Unsec’d. Notes
9.750%	01/15/18		Caa2		585	663,975

						3,350,755

Chemicals — 0.5%
Airgas, Inc.,
Sr. Unsec’d. Notes
2.375%	02/15/20		Baa2		400	383,502
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	04/15/18		Ba1		230	227,700
Axiall Corp.,
Gtd. Notes, 144A
4.875%	05/15/23		Ba3		124	117,800
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27		BBB-(d)		300	379,753
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20		Baa2		800	957,093
Eagle Spinco, Inc.,
Gtd. Notes, 144A
4.625%	02/15/21		Ba3		306	293,760
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.000%	08/09/15		Baa1		400	399,567
Huntsman International LLC,
Gtd. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
4.875%	11/15/20		B1		$288	$284,400
8.625%	03/15/20		B2		60	65,250
8.625%	03/15/21	(a)	B2		760	834,100
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.500%	05/01/20		B1		470	499,375
Ineos Group Holdings SA (Luxembourg),
Gtd. Notes
6.500%	08/15/18		Caa1	EUR	335	417,100
Gtd. Notes, 144A
6.125%	08/15/18	(a)	Caa1		340	324,700
LyondellBasell Industries NV (Netherlands),
Sr. Unsec’d. Notes
6.000%	11/15/21		Baa2		900	1,011,335
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
3.250%	12/15/19		Ba1		600	580,849
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20		B1		585	611,325
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19	(a)	Ba3		230	229,425
Orion Engineered Carbons Bondco GmbH (Germany),
Sr. Sec’d. Notes, 144A
9.625%	06/15/18		B2		399	431,918
Perstorp Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	05/15/17		B2		205	205,000
Petrologistics LP/Petrologistics Finance Corp.,
Gtd. Notes, 144A
6.250%	04/01/20		B2		194	190,120
Rain CII Carbon LLC/CII Carbon Corp.,
Sr. Sec’d. Notes, 144A
8.250%	01/15/21		B1		240	240,000
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20		Ba2		333	334,665
RPM International, Inc.,
Sr. Unsec’d. Notes
3.450%	11/15/22		Baa3		325	303,200
6.125%	10/15/19		Baa3		300	344,554
Tronox Finance LLC,
Gtd. Notes, 144A
6.375%	08/15/20		B2		273	257,303
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.375%	05/01/21	(a)	Caa1		706	720,120
Sr. Sec’d. Notes
5.750%	02/01/21		B1	EUR	100	130,164

						10,774,078

Commercial Banks — 1.4%
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	(a)	B1		3,154	3,792,685
Sr. Unsec’d. Notes
8.000%	11/01/31		B1		579	691,905
ANZ New Zealand International Ltd. (New Zealand),

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Bank Gtd. Notes, 144A
1.125%	03/24/16	Aa3	$400	$396,876
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	06/01/33	B1	435	408,900
8.000%(c)	12/29/49	B1	200	222,750
Sr. Unsec’d. Notes
1.500%	10/09/15	Baa2	600	598,637
4.500%	04/01/15	Baa2	300	314,678
5.700%	01/24/22	Baa2	700	777,031
5.875%	01/05/21	Baa2	300	337,646
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	Baa2	1,400	1,323,206
5.875%	02/07/42	Baa2	100	111,801
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%(c)	12/31/49	Baa1	150	141,000
Sr. Unsec’d. Notes, MTN
0.700%	03/04/16	Aa3	600	592,931
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
0.950%	03/15/16	Aa2	600	597,224
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17	Ba3	280	285,950
5.250%	03/15/18	Ba3	230	236,325
6.000%	04/01/36	Ba3	450	439,742
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	Ba3	676	697,970
6.625%	04/01/18	Ba3	50	54,000
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.375%	03/01/23	Baa2	1,500	1,434,921
3.953%	06/15/16	Baa2	700	737,849
4.450%	01/10/17	Baa2	800	856,632
4.750%	05/19/15	Baa2	200	211,520
5.875%	01/30/42	Baa2	50	55,015
6.500%	08/19/13	A3	200	201,477
8.125%	07/15/39	Baa2	300	396,222
Sub. Notes
6.125%	08/25/36	Baa3	200	195,818
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
4.000%	01/29/21	Aa3	100	99,171
Fifth Third Bank,
Sr. Unsec’d. Notes
0.900%	02/26/16	A3	400	394,415
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23	A3	1,900	1,817,869
5.750%	01/24/22	A3	600	661,808
5.950%	01/18/18	A3	500	559,420
6.250%	02/01/41	A3	600	678,590
Sr. Unsec’d. Notes, MTN
3.700%	08/01/15	A3	500	520,929
Sub. Notes
6.750%	10/01/37	Baa1	650	665,837
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Commercial Banks (continued)
5.100%	04/05/21		Aa3		$1,000	$1,098,660
Sub. Notes
6.500%	09/15/37		A3		150	166,753
Morgan Stanley,
Sr. Unsec’d. Notes
1.750%	02/25/16		Baa1		800	792,535
2.875%	07/28/14		A2		200	203,694
3.750%	02/25/23		Baa1		1,600	1,530,053
3.800%	04/29/16		Baa1		200	208,012
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19		Baa1		400	429,932
Sub. Notes
4.100%	05/22/23		Baa2		400	369,568
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16		Aa3		600	596,880
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.200%	11/15/16		A1		300	307,724
Wachovia Bank NA,
Sub. Notes
6.600%	01/15/38		A1		250	305,485

						27,518,046

Commercial Services & Supplies — 0.7%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes
9.500%	07/31/43		BB(d)	GBP	190	299,458
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22		B1		405	422,213
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.875%	11/15/17	(a)	B2		390	391,950
Brickman Group Holdings, Inc.,
Sr. Notes, 144A
9.125%	11/01/18		B3		9	9,630
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42		Aa3		200	182,134
Ceridian Corp.,
Gtd. Notes
11.250%	11/15/15		Caa2		368	373,060
Sr. Sec’d. Notes, 144A
8.875%	07/15/19	(a)	B1		1,218	1,353,503
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21		Caa3		1,585	1,751,425
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes
9.750%	08/01/17		B3	EUR	301	422,237
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22		B3		416	433,680
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20		B2		65	66,950
6.250%	10/15/22	(a)	B2		270	281,813
6.750%	04/15/19		B2		205	216,787
7.375%	01/15/21		B2		1,875	2,029,687

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Gtd. Notes, 144A
4.250%	04/01/18	B2		$195	$190,125
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	12/15/17	Caa1		315	317,363
Interactive Data Corp.,
Gtd. Notes
10.250%	08/01/18	B3		890	983,450
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19	B3		350	386,750
La Financiere Atalian SA (France),
Sr. Unsec’d. Notes
7.250%	01/15/20	B3	EUR	207	264,388
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19	Caa1		495	529,650
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	05/15/18	B3		250	265,000
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18	B3		265	259,700
Service Corp. International,
Sr. Unsec’d. Notes, 144A
5.375%	01/15/22	B1		67	66,833
ServiceMaster Co.,
Gtd. Notes
7.000%	08/15/20	Caa1		442	419,347
8.000%	02/15/20	Caa1		140	139,650
TMF Group Holding BV (Netherlands),
Gtd. Notes
9.875%	12/01/19	Caa1	EUR	130	170,906
TransUnion LLC/TransUnion Financing Corp.,
Gtd. Notes
11.375%	06/15/18	B2		66	73,095
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23	B3		165	164,175
7.375%	05/15/20	B3		125	133,437
7.625%	04/15/22	B3		1,111	1,202,657
Sec’d. Notes
5.750%	07/15/18	Ba3		142	149,100
Verisure Holding AB (Sweden),
Second Lien
8.750%	12/01/18	Caa1	EUR	100	135,045
Sr. Sec’d. Notes
8.750%	09/01/18	B2	EUR	128	179,106

					14,264,304

Computer Services & Software — 0.6%
Computer Sciences Corp.,
Sr. Unsec’d. Notes
4.450%	09/15/22	Baa2		400	394,978
eBay, Inc.,
Sr. Unsec’d. Notes
2.600%	07/15/22	A2		100	93,167
EMC Corp.,
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Computer Services & Software (continued)
2.650%	06/01/20		A1	$800	$788,623
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		Caa1	290	297,250
First Data Corp.,
Gtd. Notes, 144A
10.625%	06/15/21		Caa1	336	331,800
11.250%	01/15/21		Caa1	20	19,950
11.750%	08/15/21	(a)	Caa2	450	405,000
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	(a)	B1	1,151	1,171,143
7.375%	06/15/19	(a)	B1	2,008	2,063,220
Fiserv, Inc.,
Gtd. Notes
3.500%	10/01/22		Baa2	900	855,417
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.750%	06/02/14		Baa1	400	412,522
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20		B3	477	485,347
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19	(a)	Caa1	940	1,018,725
Microsoft Corp.,
Sr. Unsec’d. Notes
2.125%	11/15/22		Aaa	500	455,329
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20		Ba3	197	192,567
Oracle Corp.,
Sr. Unsec’d. Notes
5.375%	07/15/40		A1	100	111,469
Sophia LP/Sophia Finance, Inc.,
Gtd. Notes, 144A
9.750%	01/15/19		Caa1	355	379,850
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		Caa1	1,120	1,243,200
Sr. Sec’d. Notes
8.125%	01/01/20		B1	880	954,800

					11,674,357

Computers & Peripherals — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23		Aa1	600	556,478
International Business Machines Corp.,
Sr. Unsec’d. Notes
5.600%	11/30/39		Aa3	11	12,658
Spansion LLC,
Gtd. Notes
7.875%	11/15/17		B3	360	367,200
SunGard Data Systems, Inc.,
Gtd. Notes
7.375%	11/15/18		Caa1	330	348,150
Gtd. Notes, 144A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Computers & Peripherals (continued)
6.625%	11/01/19		Caa1		$820	$824,100

						2,108,586

Construction & Engineering
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/23		B2		175	171,937

Consumer Products & Services — 0.3%
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20		Baa2		1,000	1,011,055
Ivs Group (Italy),
Sr. Sec’d. Notes
7.125%	04/01/20		BB-(d)	EUR	240	296,775
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17		B1		105	115,106
Gtd. Notes, 144A
1.875%	09/15/18		B1		270	303,244
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/22		A2		150	142,314
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19		Caa2		395	407,837
9.875%	08/15/19		Caa2		483	516,810
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	B1		1,555	1,566,663
7.125%	04/15/19		B1		350	369,687
7.875%	08/15/19		B1		790	861,100
Tupperware Brands Corp.,
Gtd. Notes
4.750%	06/01/21		Baa3		800	811,384

						6,401,975

Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		B3		414	441,427
Sr. Sec’d. Notes, 144A
7.375%	10/15/17		Ba3		410	437,675
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		B3		915	971,044
Sr. Sec’d. Notes
5.000%	11/15/22		Ba3	EUR	260	323,198
Sr. Sec’d. Notes, 144A
4.875%	11/15/22		Ba3		327	305,745
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20		B3		946	911,707
Ball Corp.,
Gtd. Notes
6.750%	09/15/20		Ba1		110	118,525
7.375%	09/01/19		Ba1		333	359,640
Berry Plastics Corp.,
Sec’d. Notes
9.750%	01/15/21		Caa1		150	169,500
Crown Americas LLC/Crown Americas Capital Corp. III,
Gtd. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Containers & Packaging (continued)
6.250%	02/01/21		Ba2		$404	$428,240
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23		Ba2		55	51,837
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		Ba3		216	208,980
OI European Group BV (Netherlands),
Gtd. Notes
4.875%	03/31/21		Ba2	EUR	311	398,739
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25		Caa2		529	470,810
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20	(a)	B1		340	358,700
Tekni-Plex, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	06/01/19		B3		161	171,063

						6,126,830

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/21		B3		530	520,725
HD Supply, Inc.,
Sec’d. Notes
11.000%	04/15/20		B3		1,610	1,875,650
Sr. Sec’d. Notes
8.125%	04/15/19		B1		1,582	1,732,290
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20		Caa1		1,335	1,351,687
VWRFunding, Inc.,
Gtd. Notes
7.250%	09/15/17		Caa1		50	51,750

						5,532,102

Diversified Financial Services — 1.0%
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.250%	12/01/19		Ba3		223	231,641
American Express Co.,
Sr. Unsec’d. Notes
2.650%	12/02/22		A3		1,610	1,486,540
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18		B1		265	266,325
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.700%	02/26/16		A2		500	495,387
Citigroup, Inc.,
Sub. Notes
3.500%	05/15/23		Baa3		200	179,626
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		B3		175	168,000
Credit Acceptance Corp.,
Sr. Sec’d. Notes
9.125%	02/01/17		B1		500	528,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24	A3		$592	$613,685
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class B Pass-Through Trust (Guernsey),
Sec’d. Notes, 144A
6.500%	05/30/21	Baa3		222	226,585
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16	Baa3		400	393,474
3.875%	01/15/15	Ba1		400	412,298
4.250%	09/20/22	Baa3		675	663,435
5.875%	08/02/21	Ba1		500	545,125
Gala Group Finance PLC (United Kingdom),
Sr. Sec’d. Notes
8.875%	09/01/18	B2	GBP	516	828,764
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	07/02/15	A1		700	708,182
2.250%	11/09/15	A1		400	409,896
2.900%	01/09/17	Aa2		300	310,131
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32	Aa2		200	239,805
6.875%	01/10/39	A1		100	123,240
Sub. Notes, MTN
6.375%(c)	11/15/67	Aa3		100	104,000
General Motors Financial Co., Inc.,
Gtd. Notes
6.750%	06/01/18	Ba3		222	241,425
Sr. Unsec’d. Notes, 144A
4.250%	05/15/23	Ba3		352	327,800
GETCO Financing Escrow LLC,
Sr. Sec’d. Notes, 144A
8.250%	06/15/18	B2		186	175,770
House of Fraser Funding PLC (United Kingdom),
Sr. Sec’d. Notes
8.875%	08/15/18	Caa1	GBP	480	757,255
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18	Ba3		1,037	1,088,850
iStar Financial, Inc.,
Sr. Unsec’d. Notes
3.875%	07/01/16	B3		385	369,600
4.875%	07/01/18	B3		219	205,860
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	04/01/20	B1		410	397,700
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23	Baa3		125	124,036
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20	B2		607	588,790
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.150%(c)	12/29/49	Ba1		375	357,187
Sr. Unsec’d. Notes
1.125%	02/26/16	A2		800	788,254

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
3.200%	01/25/23		A2		$1,200	$1,139,168
3.250%	09/23/22		A2		400	379,761
3.450%	03/01/16		A2		600	625,852
4.350%	08/15/21		A2		400	416,697
5.600%	07/15/41		A2		300	322,846
Sub. Notes
3.375%	05/01/23		A3		500	465,580
Lehman Brothers Escrow,
Sr. Unsecured Notes(i)
— %(s)	01/01/40		NR		435	106,031
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
4.750%	01/16/14		NR	EUR	415	142,473
5.268%	02/05/14		NR	EUR	900	281,155
5.375%	10/17/13		NR	EUR	50	17,165
Merrill Lynch & Co., Inc.,
Sub. Notes
6.110%	01/29/37		Baa3		500	492,182
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.125%	10/15/17		Caa2		696	697,740
Servus Luxembourg Holding SCA (Luxembourg),
Sr. Sec’d. Notes
7.750%	06/15/18		B2	EUR	224	286,466
UPCB Finance II Ltd. (Cayman Islands),
Sr. Sec’d. Notes
6.375%	07/01/20		Ba3	EUR	260	344,773

						20,075,305

Electric — 0.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21		B1		173	184,677
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42		A3		200	191,086
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42		Baa2		400	351,013
4.450%	03/15/21		Baa2		500	539,563
DPL, Inc.,
Sr. Unsec’d. Notes
6.500%	10/15/16		Ba1		203	212,135
7.250%	10/15/21		Ba1		532	550,620
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19		Baa2		500	559,597
Dynegy, Inc.,
Gtd. Notes, 144A
5.875%	06/01/23		B3		343	312,130
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes, 144A
12.250%	03/01/22		B3		806	890,630
Sr. Sec’d. Notes
10.000%	12/01/20		B2		2,913	3,189,735
Sr. Sec’d. Notes, 144A
6.875%	08/15/17	(a)	B2		860	872,900
10.000%	12/01/20		B-(d)		255	278,587
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
11.250%	12/01/18	(a)	B3	$1,112	$939,796
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		A3	300	309,042
Florida Power Corp.,
First Mortgage
3.850%	11/15/42		A2	400	349,759
GenOn REMA LLC,
Pass-Through Certificates
9.237%	07/02/17		B2	253	258,796
9.681%	07/02/26		B2	889	924,560
Homer City Generation LP,
Sec’d. Notes
8.734%	10/01/26		Caa1	255	266,475
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		Baa1	200	226,893
6.500%	09/15/37		Baa1	250	296,869
Mirant Mid Atlantic Pass-Through Trust B,
Pass-Through Certificates
9.125%	06/30/17		Ba2	227	249,617
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		A3	300	270,658
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18		B1	160	171,200
7.875%	05/15/21		B1	460	491,050
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32		Baa1	100	125,521
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21		A3	400	400,038
3.250%	06/15/23		A3	500	489,639
3.750%	08/15/42		A3	400	346,907
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		A1	1,000	926,473
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		Baa2	100	95,787
4.400%	01/15/21		Baa2	500	530,989
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21		Baa1	250	257,380
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22		Baa3	50	49,207
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21		Baa3	100	105,858
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		Baa1	100	101,381
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22		A3	500	463,795
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
7.875%	10/01/20		B3	EUR	106	$145,783
Trionista Holdco GmbH (Germany),
Sr. Sec’d. Notes
5.000%	04/30/20		B1	EUR	410	528,337
Trionista Topco GmbH (Germany),
Sub. Notes
6.875%	04/30/21		Caa1	EUR	100	128,863
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16		Baa1		$400	396,089

						17,979,435

Electrical Equipment — 0.1%
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22		Ba2		330	324,225
Sr. Sub. Notes
5.500%	04/15/23		Ba2	EUR	140	176,307
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22	(a)	B1		470	465,300

						965,832

Electronic Components & Equipment — 0.1%
APX Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	12/01/19		B1		909	863,550
Sr. Unsec’d. Notes, 144A
8.750%	12/01/20		Caa1		447	425,767
Techem GmbH (Germany),
Sr. Sec’d. Notes
6.125%	10/01/19		Ba3	EUR	300	409,041
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.200%	03/01/16		Baa1		400	415,177

						2,113,535

Entertainment & Leisure — 0.2%
Carlson Wagonlit BV (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	06/15/19		B1		200	202,000
Cinemark USA, Inc.,
Gtd. Notes
5.125%	12/15/22		B2		206	198,790
Cirsa Funding Luxembourg SA (Luxembourg),
Gtd. Notes
8.750%	05/15/18		B3	EUR	498	652,107
Mattel, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/16		Baa1		50	51,544
3.150%	03/15/23		Baa1		625	591,870
4.350%	10/01/20		Baa1		200	210,547
NAI Entertainment Holdings LLC,
Sr. Sec’d. Notes, 144A
8.250%	12/15/17		B1		292	312,440
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	02/01/25		B3		72	68,400
Sisal Holding Istituto Di Pagamento SpA (Italy),

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Entertainment & Leisure (continued)
Sr. Sec’d. Notes
7.250%	09/30/17		B1	EUR	100	$127,561
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		B3		$445	429,425
Travelport LLC/Travelport Holdings, Inc.,
Gtd. Notes, 144A
13.875%	03/01/16	(a)	Caa2		488	498,980
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18		B3		852	975,540

						4,319,204

Environmental Control — 0.1%
ADS Waste Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	10/01/20		Caa1		505	515,100
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19		Caa1		34	32,300
Covanta Holding Corp.,
Sr. Unsec’d. Notes
6.375%	10/01/22		Ba3		510	515,405

						1,062,805

Foods — 0.1%
ARAMARK Corp.,
Gtd. Notes, 144A
5.750%	03/15/20		B3		600	613,500
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
7.000%	10/01/28		Baa2		200	240,427
7.125%	10/01/26		Baa2		100	121,501
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes
11.625%	05/01/14		Ba3		50	52,750
Kellogg Co.,
Sr. Unsec’d. Notes
4.450%	05/30/16		A3		400	433,521
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
4.125%	02/09/16		Baa2		600	641,369
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22		B1		225	240,750
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes
9.250%	05/10/18		Caa1	EUR	100	126,585
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22		B1		236	253,700

						2,724,103

Healthcare Equipment & Services
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18		A3		300	297,570
IDH Finance PLC (United Kingdom),
Sr. Sec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Healthcare Equipment & Services (continued)
6.000%	12/01/18	B2	GBP	113	$168,431

					466,001

Healthcare Products — 0.2%
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20	B3		$322	331,861
Covidien International Finance SA (Luxembourg),
Gtd. Notes
3.200%	06/15/22	Baa1		1,300	1,282,217
6.550%	10/15/37	Baa1		450	568,456
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18	Caa1		530	523,375
9.875%	04/15/18	Caa1		250	261,250
Sec’d. Notes
8.750%	03/15/18	B3		448	483,840
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20	B2		535	554,728
Kinetic Concepts, Inc./KCI USA, Inc.,
Gtd. Notes
12.500%	11/01/19	Caa1		224	231,000
Sec’d. Notes
10.500%	11/01/18	B3		100	107,500
Ontex IV SA (Luxembourg),
First Lien
7.500%	04/15/18	B1	EUR	100	133,874
Gtd. Notes
9.000%	04/15/19	Caa1	EUR	208	271,689

					4,749,790

Healthcare Products & Services
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/16	Baa1		400	437,312

Healthcare Providers & Services — 0.5%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	Baa2		500	460,493
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19	Ba3		105	112,087
Care UK Health & Social Care PLC (United Kingdom),
Sr. Sec’d. Notes
9.750%	08/01/17	Caa1	GBP	180	279,508
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
5.125%	08/15/18	Ba2		220	223,300
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.750%	08/15/22	B2		401	399,997
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes
6.875%	07/15/17	Ba2		669	730,883
Fresenius US Finance II, Inc.,
Gtd. Notes, 144A
9.000%	07/15/15	Ba1		270	298,350
HCA Holdings, Inc.,

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Healthcare Providers & Services (continued)
Sr. Unsec’d. Notes
6.250%	02/15/21	(a)	B3		$160	$163,200
HCA, Inc.,
Sr. Sec’d. Notes
4.750%	05/01/23	(a)	Ba3		329	315,017
5.875%	03/15/22		Ba3		110	112,887
6.500%	02/15/20		Ba3		1,770	1,914,919
7.250%	09/15/20		Ba3		1,330	1,428,087
7.875%	02/15/20		Ba3		85	91,534
INC Research LLC,
Sr. Notes, 144A
11.500%	07/15/19		Caa2		597	641,775
Priory Group No. 3 PLC (United Kingdom),
Sr. Sec’d. Notes
7.000%	02/15/18		B2	GBP	457	702,029
Symbion, Inc.,
Sr. Sec’d. Notes
8.000%	06/15/16		B2		180	187,200
Tenet Healthcare Corp.,
First Lien
4.750%	06/01/20		Ba3		230	221,663
Sr. Sec’d. Notes
6.250%	11/01/18		Ba3		498	524,145
Sr. Sec’d. Notes, 144A
4.500%	04/01/21		Ba3		213	198,623
Sr. Unsec’d. Notes
6.750%	02/01/20		B3		230	223,100
8.000%	08/01/20		Caa1		293	302,889
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes
6.500%	08/01/18		B2	GBP	250	382,141

						9,913,827

Holding Companies–Diversified — 0.1%
Co-operative Group Holdings (United Kingdom),
Gtd. Notes
6.250%	07/08/26		BB-(d)	GBP	100	138,407
Co-operative Group Ltd. (United Kingdom),
Gtd. Notes
5.625%	07/08/20		BB-(d)	GBP	180	251,871
Odeon & UCI Finco PLC (United Kingdom),
Sr. Sec’d. Notes
9.000%	08/01/18		B3	GBP	130	208,105
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		Caa1		556	575,460

						1,173,843

Home Builders — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Unsec’d. Notes, 144A
6.875%	02/15/21		Caa1		256	258,560
Beazer Homes USA, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/18		B2		158	167,677
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		B2		420	423,150
Builders FirstSource, Inc.,

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Home Builders (continued)
Sr. Sec’d. Notes, 144A
7.625%	06/01/21		Caa2		$455	$440,213
DR Horton, Inc.,
Gtd. Notes
4.375%	09/15/22		Ba2		240	228,000
K Hovnanian Enterprises, Inc.,
Sec’d. Notes, 144A
9.125%	11/15/20		Caa2		90	98,550
Sr. Sec’d. Notes, 144A
7.250%	10/15/20		B3		818	881,395
KB Home,
Gtd. Notes
7.500%	09/15/22		B2		186	199,485
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		Baa3		350	325,108
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		B1		100	110,000
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33		B1		150	140,250
Ryland Group, Inc. (The),
Gtd. Notes
6.625%	05/01/20		B1		130	136,500
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes
8.625%	05/15/19		B2		785	837,987
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21		B3		1,815	2,069,100
10.750%	09/15/16	(a)	B3		435	516,563
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21		B2		302	286,900
William Lyon Homes, Inc.,
Gtd. Notes, 144A
8.500%	11/15/20		Caa2		220	239,250

						7,358,688

Home Furnishings
Brighthouse Group Ltd. (United Kingdom),
Sr. Sec’d. Notes
7.875%	05/15/18		B2	GBP	100	151,366
DFS Furniture Holdings PLC (United Kingdom),
Sr. Sec’d. Notes
7.625%	08/15/18		B2	GBP	100	157,990
Whirlpool Corp.,
Notes, MTN
3.700%	03/01/23		Baa3		500	479,207

						788,563

Hotels, Restaurants & Leisure — 0.1%
Diamond Resorts Corp.,
Sr. Sec’d. Notes
12.000%	08/15/18		B3		800	876,000
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21		B2		108	103,140

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
7.750%	03/15/19		B2		$25	$26,313
MCE Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
5.000%	02/15/21		B1		369	345,938
MGM Resorts International,
Gtd. Notes
6.750%	10/01/20		B3		39	40,365
7.500%	06/01/16		B3		181	197,290
7.625%	01/15/17		B3		106	115,805
8.625%	02/01/19	(a)	B3		22	24,860
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19	(a)	Caa1		87	90,471
Station Casinos LLC,
Gtd. Notes, 144A
7.500%	03/01/21		Caa1		274	276,740
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
3.900%	03/01/23		Baa3		400	381,093
4.250%	03/01/22		Baa3		250	243,476

						2,721,491

Household Products/Wares — 0.1%
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20		B1		55	55,344
Armored Autogroup, Inc.,
Gtd. Notes
9.250%	11/01/18		Caa1		40	36,700
Libbey Glass, Inc.,
Sr. Sec’d. Notes
6.875%	05/15/20		B2		104	108,810
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.375%	11/15/20		B3		153	160,267
6.625%	11/15/22		B3		160	167,600
Spectrum Brands, Inc.,
Gtd. Notes
6.750%	03/15/20		B3		67	70,601
Sr. Sec’d. Notes
9.500%	06/15/18		Ba3		425	465,375
Zobele Holding SpA (Italy),
Sr. Sec’d. Notes
7.875%	02/01/18		B2	EUR	110	143,539

						1,208,236

Insurance — 0.3%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.625%	06/15/23		A3		800	777,588
American International Group, Inc.,
Sr. Unsec’d. Notes
6.400%	12/15/20		Baa1		200	231,937
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		Caa2		316	317,580
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.900%	01/31/17		Aa2		200	202,127

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
2.200%	08/15/16	Aa2		$200	$206,508
3.000%	02/11/23	Aa2		600	577,678
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18	A2		700	814,682
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20	Ba3		282	298,920
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	Baa3		225	238,461
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	Baa2		250	238,043
5.350%	06/01/21	Baa2		100	107,891
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	A3		100	97,143
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39	Baa2		100	128,403
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	11/01/20	A2		700	749,319
Willis Group Holdings PLC (Ireland),
Gtd. Notes
4.125%	03/15/16	Baa3		100	104,683
XLIT Ltd. (Cayman Islands),
Gtd. Notes
5.750%	10/01/21	Baa2		300	339,507

					5,430,470

Internet Software & Services
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	11/29/17	Baa1		400	386,854
Cerved Technologies SpA (Italy),
Sr. Sec’d. Notes
6.375%	01/15/20	B2	EUR	100	127,561
Sr. Sub. Notes
8.000%	01/15/21	B3	EUR	100	123,656
Interface Security Systems Holdings, Inc./Interface Security Systems LLC,
Sr. Sec’d. Notes, 144A
9.250%	01/15/18	B3		171	174,420

					812,491

Leisure Equipment & Products
Brunswick Corp.,
Gtd. Notes, 144A
4.625%	05/15/21	Ba3		307	299,325

Machinery & Equipment — 0.1%
DH Services Luxembourg Sarl (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20	Caa1		96	100,320
Flowserve Corp.,
Gtd. Notes
3.500%	09/15/22	Baa3		100	96,043
Rexel SA (France),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Machinery & Equipment (continued)
5.125%	06/15/20		Ba3	EUR	295	$383,025
Roper Industries, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18		Baa2		$500	490,394
6.250%	09/01/19		Baa2		600	698,187
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		B2		400	399,000

						2,166,969

Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Notes, 144A
4.250%	01/15/16		Ba2		550	562,375
Eaton Corp.,
Gtd. Notes, 144A
0.950%	11/02/15		Baa1		400	398,419
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42		Aa3		500	465,247
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda),
Gtd. Notes, 144A
2.875%	01/15/19		Baa2		75	73,986
SPX Corp.,
Gtd. Notes
6.875%	09/01/17		Ba2		100	108,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
8.750%	02/01/19	(a)	B1		463	442,165
Tyco Electronics Group SA (Luxembourg),
Gtd. Notes
6.550%	10/01/17		Baa2		200	231,520

						2,281,712

Media — 1.0%
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		B1		244	235,460
7.750%	07/15/21		B1		215	234,887
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	(a)	B1		355	343,463
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23		B1		755	707,813
5.250%	09/30/22		B1		320	304,000
Cengage Learning Acquisitions, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/15/20		Caa2		356	261,660
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		B3		485	455,900
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	03/01/21	(a)	Caa1		572	543,400
Sr. Sec’d. Notes, 144A
9.000%	12/15/19		Caa1		644	624,680
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
7.625%	03/15/20	B3		$459	$475,065
Gtd. Notes, 144A
6.500%	11/15/22	B1		1,374	1,413,455
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22	A3		500	487,163
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16	Baa2		800	840,411
3.550%	03/15/15	Baa2		600	622,904
Discovery Communications LLC,
Gtd. Notes
3.700%	06/01/15	Baa2		500	524,689
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22	Ba3		650	659,750
Gtd. Notes, 144A
5.125%	05/01/20	Ba3		402	393,960
Sr. Notes, 144A
4.250%	04/01/18	Ba3		595	583,100
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20	Caa1		230	248,400
IAC/InterActiveCorp,
Gtd. Notes, 144A
4.750%	12/15/22	Ba1		184	173,880
McClatchy Co.(The),
Sr. Sec’d. Notes, 144A
9.000%	12/15/22	B1		300	315,000
MDC Partners, Inc. (Canada),
Gtd. Notes, 144A
6.750%	04/01/20	B3		130	129,675
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	B3		680	674,900
Nara Cable Funding Ltd. (Ireland),
Sr. Sec’d. Notes
8.875%	12/01/18	B1	EUR	200	271,392
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19	A3		400	389,303
Jr. Sub. Notes, 144A
5.250%	12/19/49	Baa3		100	100,000
NBCUniversal Media LLC,
Gtd. Notes
2.100%	04/01/14	A3		500	506,022
News America, Inc.,
Gtd. Notes
4.500%	02/15/21	Baa1		200	214,256
5.300%	12/15/14	Baa1		300	319,187
6.150%	02/15/41	Baa1		300	333,142
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
7.750%	10/15/18	B2		523	562,225
ProQuest LLC/ProQuest Notes Co.,
Gtd. Notes, 144A
9.000%	10/15/18	Caa1		132	132,000
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
2.700%	12/15/16		Baa1		$200	$208,078
Sirius XM Radio, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20		B1		391	367,540
4.625%	05/15/23		B1		191	176,675
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
0.875%	05/23/16		Baa1		225	222,775
Truven Health Analytics, Inc.,
Gtd. Notes, 144A
10.625%	06/01/20		Caa1		270	298,350
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
5.750%	01/15/23		Ba3	EUR	690	873,435
7.500%	03/15/19		Ba3	EUR	380	525,167
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		Ba3		355	335,475
Unitymedia KabelBW GmbH (Germany),
Sr. Sec’d. Notes
9.500%	03/15/21		B3	EUR	140	202,275
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		Caa2		250	265,625
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		B2		644	608,580
6.750%	09/15/22	(a)	B2		285	299,250
VeriSign, Inc.,
Gtd. Notes, 144A
4.625%	05/01/23		Baa3		320	310,400
Viacom, Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/14		Baa1		200	208,515

						18,983,282

Medical Supplies & Equipment
Alere, Inc.,
Gtd. Notes, 144A
6.500%	06/15/20		Caa1		43	41,710
St Jude Medical, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/23		Baa1		400	377,184

						418,894

Metals & Mining — 0.6%
Alpha Natural Resources, Inc.,
Gtd. Notes
6.250%	06/01/21		Ba3		215	170,925
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.250%	02/25/15		Ba1		168	169,260
4.250%	03/01/16		Ba1		210	211,050
5.000%	02/25/17		Ba1		416	421,200
6.125%	06/01/18	(a)	Ba1		902	929,060
9.500%	02/15/15		Ba1		307	335,397
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20		B1		1,275	1,335,563
Eco-Bat Finance PLC (United Kingdom),
Gtd. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
7.750%	02/15/17		B1	EUR	280	$368,250
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.000%	04/01/17	(a)	B1		$822	799,395
6.375%	02/01/16	(a)	B1		674	672,958
Global Brass and Copper, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	06/01/19		B3		230	246,100
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20		Ba3		170	188,275
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.000%	04/15/20		B2		110	111,100
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		B2		305	292,038
Novelis, Inc. (Canada),
Gtd. Notes
8.750%	12/15/20	(a)	B2		2,225	2,386,313
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18		Ba1		872	874,180
6.250%	11/15/21	(a)	Ba1		658	634,970
7.875%	11/01/26		Ba1		395	398,950
Precision Castparts Corp.,
Sr. Unsec’d. Notes
2.500%	01/15/23		A2		275	256,737
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.250%	09/20/16		A3		250	255,200
Steel Dynamics, Inc.,
Gtd. Notes, 144A
6.375%	08/15/22		Ba2		309	325,995
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19		B3		85	83,938
Vedanta Resources PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
8.250%	06/07/21		Ba3		400	403,000
Xstrata Financial Canada Ltd. (Canada),
Gtd. Notes, 144A
6.000%	11/15/41		Baa2		150	134,349

						12,004,203

Miscellaneous Manufacturing
Danaher Corp.,
Sr. Unsec’d. Notes
2.300%	06/23/16		A2		50	51,699

Oil, Gas & Consumable Fuels — 1.9%
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
7.375%	04/15/21		Caa1		216	213,300
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20		Ba3		130	134,875
Aurora USA Oil & Gas, Inc.,
Gtd. Notes, 144A
9.875%	02/15/17		Caa1		543	564,720
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
7.500%	04/01/20		Caa1	$110	$107,800
Bonanza Creek Energy, Inc.,
Gtd. Notes, 144A
6.750%	04/15/21		B3	97	97,727
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.200%	03/11/16		A2	200	210,146
3.561%	11/01/21		A2	150	150,454
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		B3	150	153,000
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20		B1	484	479,160
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20		B3	215	223,600
8.625%	10/15/18		B3	205	219,350
Chaparral Energy, Inc.,
Gtd. Notes
7.625%	11/15/22		B3	160	163,200
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23	(a)	Ba3	388	392,850
6.125%	02/15/21	(a)	Ba3	180	189,000
6.625%	08/15/20	(a)	Ba3	303	325,725
7.250%	12/15/18		Ba3	250	278,750
Chevron Corp.,
Sr. Unsec’d. Notes
0.889%	06/24/16		Aa1	475	475,622
2.355%	12/05/22		Aa1	600	564,264
2.427%	06/24/20		Aa1	175	174,003
Cie Generale de Geophysique - Veritas (France),
Gtd. Notes
6.500%	06/01/21		Ba3	561	566,610
CNOOC Finance 2013 Ltd. (British Virgin Islands),
Gtd. Notes
1.750%	05/09/18		Aa3	200	191,303
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22		B1	378	374,220
5.500%	04/01/23	(a)	Ba3	52	51,220
6.500%	01/15/22		B1	462	488,565
7.000%	01/15/21		B1	65	69,875
Conoco, Inc.,
Sr. Unsec’d. Notes
6.950%	04/15/29		A1	100	127,370
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		Ba2	172	175,010
8.250%	10/01/19		Ba2	335	366,825
Gtd. Notes, 144A
4.500%	04/15/23		Ba2	139	135,177
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		Caa1	388	380,240
CVR Refining LLC/Coffeyville Finance, Inc.,
Sec’d. Notes, 144A
6.500%	11/01/22	(a)	B2	385	377,300

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	B1	$827	$762,907
Drill Rigs Holdings, Inc. (Marshall Islands),
Sr. Sec’d. Notes, 144A
6.500%	10/01/17	B2	341	340,147
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.750%	06/15/19	B3	575	592,250
9.250%	12/15/17	B3	275	301,813
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20	B2	190	214,700
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sr. Sec’d. Notes
6.875%	05/01/19	Ba3	490	524,300
FTS International Services LLC/FTS International Bonds, Inc.,
Gtd. Notes, 144A
8.125%	11/15/18	Ba3	192	199,200
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21(a)	Caa1	448	434,560
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21	Ba3	1,026	1,087,560
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.875%	04/01/20	Ba3	185	185,925
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.950%	04/15/22	Baa2	1,300	1,319,418
6.800%	09/15/37	Baa2	200	241,959
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21	B1	40	38,400
Kodiak Oil & Gas Corp. (Canada),
Gtd. Notes
8.125%	12/01/19	B3	310	336,350
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	B3	230	241,500
9.500%	02/15/19	B3	442	486,200
Lightstream Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.625%	02/01/20	Caa1	180	171,000
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21	B2	145	145,363
8.625%	04/15/20	B2	486	510,300
Gtd. Notes, 144A
6.250%	11/01/19(a)	B2	480	457,200
Marathon Oil Corp.,
Sr. Unsec’d. Notes
0.900%	11/01/15	Baa2	600	596,670
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41	Baa2	500	571,040
MEG Energy Corp. (Canada),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
6.500%	03/15/21(a)	B1	$2,250	$2,230,313
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes, 144A
7.625%	05/01/21	Caa1	223	219,655
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20	Ba2	775	798,250
Sr. Unsec’d. Notes
5.625%	07/01/24	Ba1	78	75,660
Noble Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	03/01/19	Baa2	300	377,811
Northern Oil and Gas, Inc.,
Gtd. Notes
8.000%	06/01/20	Caa1	225	227,250
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	B3	135	138,375
6.875%	01/15/23	B3	100	103,000
7.250%	02/01/19	B3	180	187,650
Offshore Group Investment Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.125%	04/01/23	B3	477	468,653
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19(a)	Ba3	610	631,350
Gtd. Notes, 144A
5.125%	01/15/23	Ba3	148	155,030
Pacific Drilling SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.375%	06/01/20	B1	464	433,840
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes
8.250%	02/15/20	Ba3	480	502,800
PDC Energy, Inc.,
Gtd. Notes, 144A
7.750%	10/15/22	B3	275	283,937
Penn Virginia Corp.,
Gtd. Notes, 144A
8.500%	05/01/20(a)	Caa1	142	137,740
Petrobras Global Finance BV (Netherlands),
Gtd. Notes
4.375%	05/20/23	A3	500	458,671
5.625%	05/20/43	A3	200	173,590
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	A3	300	301,408
6.750%	01/27/41	A3	100	99,906
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	Baa1	600	612,000
5.500%	01/21/21	Baa1	100	106,500
6.500%	06/02/41	Baa1	800	826,000
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18	Ba2	530	576,375
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21(a)	Ba1	129	130,613

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22		Ba1	$233	$230,670
6.875%	03/01/21		Ba1	602	648,655
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22		Ba3	352	344,080
5.750%	06/01/21		Ba3	1,257	1,294,710
6.750%	08/01/20		Ba3	118	126,555
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21		B2	214	208,917
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16		B1	2,205	2,373,131
Sr. Sec’d. Notes, 144A
6.500%	11/01/20		B1	410	414,100
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	02/15/23	(a)	B2	551	523,450
8.750%	01/15/20		B2	58	59,160
Seadrill Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
5.625%	09/15/17		NR	1,294	1,274,590
Seven Generations Energy Ltd. (Canada),
Sr. Notes, 144A
8.250%	05/15/20		B3	115	114,425
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21		B1	315	330,750
6.500%	01/01/23		Ba3	63	66,150
6.625%	02/15/19		B1	177	185,407
Sr. Unsec’d. Notes, 144A
5.000%	01/15/24		Ba3	168	160,440
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42		Aa3	650	581,902
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	07/01/21		B3	291	295,365
Vanguard Natural Resources LLC/VNR Finance Corp.,
Gtd. Notes
7.875%	04/01/20		B3	190	194,750
Western Refining, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21		B2	184	179,860

					38,043,467

Paper & Forest Products — 0.1%
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20		Ba3	330	351,450
Boise Paper Holdings LLC/Boise Finance Co.,
Gtd. Notes
9.000%	11/01/17		Ba3	90	94,950
Clearwater Paper Corp.,
Gtd. Notes, 144A
4.500%	02/01/23		Ba2	265	251,750
Sappi Papier Holding GmbH (Austria),

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Paper & Forest Products (continued)
Sr. Sec’d. Notes, 144A
8.375%	06/15/19	Ba2	$200	$211,000
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	Caa1	295	302,375

				1,211,525

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Gtd. Notes, 144A
1.200%	11/06/15	Baa1	600	600,659
Sr. Unsec’d. Notes, 144A
2.900%	11/06/22	Baa1	275	257,164
Allergan, Inc.,
Sr. Unsec’d. Notes
1.350%	03/15/18	A3	325	316,672
3.375%	09/15/20	A3	200	206,019
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21	Baa2	500	503,583
4.875%	11/15/19	Baa2	500	559,091
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42	A2	500	453,746
6.450%	09/15/37	A2	500	614,241
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22	A2	600	542,406
Capsugel Financeco SCA (Luxembourg),
Gtd. Notes, 144A
9.875%	08/01/19	Caa1	EUR 100	143,962
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18	Baa2	350	339,582
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.950%	11/15/37	A2	300	355,653
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	Baa3	400	415,942
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
0.700%	03/18/16	A1	600	594,496
6.375%	05/15/38	A1	200	244,202
McKesson Corp.,
Sr. Unsec’d. Notes
5.700%	03/01/17	Baa2	500	564,743
6.000%	03/01/41	Baa2	300	350,836
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.900%	11/01/19	Baa1	500	548,842
Omnicare, Inc.,
Gtd. Notes
7.750%	06/01/20	Ba3	1,382	1,513,290
Sanofi (France),
Sr. Unsec’d. Notes
1.250%	04/10/18	A1	400	387,435
2.625%	03/29/16	A2	400	416,473
Sky Growth Acquisition Corp.,

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Gtd. Notes, 144A
7.375%	10/15/20	Caa1	$549	$562,725
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20	B1	278	274,873
6.750%	08/15/21	B1	185	185,231
6.875%	12/01/18	B1	781	800,525
7.250%	07/15/22	B1	90	91,350
VPI Escrow Corp. (Canada),
Sr. Unsecured Notes
6.750%	08/15/18	B1	1,490	1,527,250
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A
1.150%	02/01/16	Baa2	400	398,641

				13,769,632

Pipelines — 0.5%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23	Ba3	826	766,115
5.875%	04/15/21	Ba3	754	765,310
6.125%	07/15/22	Ba3	320	324,000
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/23	B2	304	288,800
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.150%	07/01/23	Baa3	600	583,767
DCP Midstream Operating LP,
Gtd. Notes
3.250%	10/01/15	Baa3	600	621,836
3.875%	03/15/23	Baa3	425	398,601
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.050%	06/01/41	Baa3	100	101,115
9.000%	04/15/19	Baa3	71	90,328
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	Baa2	200	177,532
5.950%	02/01/41	Baa1	300	326,837
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes, 144A
5.750%	02/15/21	B1	58	56,550
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22	Baa2	400	394,590
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	Ba3	365	333,975
5.500%	02/15/23	Ba3	138	135,930
6.250%	06/15/22	Ba3	334	344,020
ONEOK Partners LP,
Gtd. Notes
8.625%	03/01/19	Baa2	200	253,238
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.000%	02/01/21	Baa3	400	439,673
5.150%	06/01/42		250	248,981
Regency Energy Partners LP/Regency Energy Finance Corp.,

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
Gtd. Notes
6.875%	12/01/18		B1		$40	$42,100
Gtd. Notes, 144A
4.500%	11/01/23		B1		434	392,770
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	02/01/21		Ba3		831	806,070
5.625%	04/15/23		Ba3		358	338,310
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.450%	01/15/23		Baa3		400	371,605
6.100%	02/15/42		Baa2		200	208,974
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.375%	08/01/22		Ba3		115	120,463
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	10/01/20	(a)	B1		99	97,515
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	10/01/20		A3		400	421,264
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31		Baa3		200	227,853

						9,678,122

Real Estate — 0.2%
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17		Caa1		361	371,830
IVG Finance BV (Netherlands),
Gtd. Notes
1.750%	03/29/17		NR	EUR	400	309,791
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
7.625%	01/15/20		B1		806	872,495
7.875%	02/15/19	(a)	Caa1		1,201	1,267,055
Realogy Group LLC/Sunshine Group Florida Ltd. (The),
Gtd. Notes, 144A
3.375%	05/01/16	(a)	Caa2		772	754,630
Rpg Byty Sro (Czech Republic),
Sr. Sec’d. Notes
6.750%	05/01/20		Ba2	EUR	220	263,452

						3,839,253

Real Estate Investment Trusts — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23		Baa3		1,625	1,487,972
4.625%	04/01/15		Baa3		300	317,026
5.050%	09/01/20		Baa3		200	210,179
5.900%	11/01/21		Baa3		200	222,510
Felcor Lodging LP,
Sr. Sec’d. Notes
5.625%	03/01/23		B2		146	141,985
6.750%	06/01/19		B2		278	290,510
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.750%	10/15/23		Baa3		125	114,643

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42		A3		$300	$285,673
5.650%	02/01/20		A3		100	114,254
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
2.700%	04/01/20		Baa2		600	568,239
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
6.950%	08/01/17		Ba1		300	352,299
7.375%	03/15/32		Ba1		300	360,141

						4,465,431

Retail & Merchandising — 0.7%
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22		Baa3		500	486,239
Bakkavor Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.250%	02/15/18		B2	GBP	320	485,490
8.750%	06/15/20		B2	GBP	200	305,713
Brinker International, Inc.,
Sr. Unsec’d. Notes
2.600%	05/15/18		Ba2		175	171,284
3.875%	05/15/23		Ba2		250	234,452
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	03/15/19	(a)	B2		301	331,100
Sr. Unsec’d. Notes, 144A
7.750%	06/01/20	(a)	Caa2		635	614,363
CST Brands, Inc.,
Gtd. Notes, 144A
5.000%	05/01/23		Ba3		213	207,675
CVS Caremark Corp.,
Sr. Unsec’d. Notes
6.125%	08/15/16		Baa2		400	456,193
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21		Baa3		1,200	1,327,234
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/01/43		A3		250	237,479
5.875%	12/16/36		A3		700	823,086
5.950%	04/01/41		A3		300	357,405
J. Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19	(a)	Caa1		195	204,750
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		A2		800	769,466
3.700%	02/15/42		A2		400	355,438
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18		B3		192	205,440
New Academy Finance Co. LLC/New Academy Finance Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.000%	06/15/18	(a)	Caa1		173	177,325
Nordstrom, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Retail & Merchandising (continued)
4.000%	10/15/21		Baa1		$300	$317,574
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21		Baa3		200	209,295
4.875%	01/14/21		Baa3		400	425,876
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22		B2		168	171,360
Punch Taverns Finance B Ltd. (Cayman Islands),
Sr. Sec’d. Notes
4.767%	06/30/33		Ba2	GBP	36	51,088
QVC, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	03/15/23		Ba2		225	209,873
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	(a)	Caa2		195	215,231
Gtd. Notes, 144A
6.750%	06/15/21		Caa2		267	262,327
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.875%	11/15/19		Ba3		605	648,863
Sonic Automotive, Inc.,
Gtd. Notes, 144A
5.000%	05/15/23		B3		91	88,270
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset Backed
6.542%	03/30/21		BBB-(d)	GBP	200	303,051
Walgreen Co.,
Sr. Unsec’d. Notes
5.250%	01/15/19		A2		400	452,478
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.550%	04/11/23		Aa2		600	562,261
2.800%	04/15/16		Aa2		300	315,340
5.625%	04/01/40		Aa2		100	115,383
5.625%	04/15/41		Aa2		625	723,009
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/19		Baa3		500	559,118
6.875%	11/15/37		Baa3		150	179,382

						13,559,911

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/20		Ba3		157	152,683
Intel Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		A1		600	560,353
3.300%	10/01/21		A1		200	200,737
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
3.375%	03/15/23		Baa1		600	562,778
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18		B3		485	475,300

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
5.750%	02/15/21		B3		$380	$384,750

						2,336,601

Shipbuilding
Huntington Ingalls Industries, Inc.,
Gtd. Notes
6.875%	03/15/18		Ba3		260	277,875
7.125%	03/15/21		Ba3		460	494,500

						772,375

Storage — 0.1%
Algeco Scotsman Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
9.000%	10/15/18		B1	EUR	240	314,800
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20		B2		620	666,500

						981,300

Telecommunications — 1.6%
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29		CCC+(d)		192	145,440
6.500%	01/15/28		CCC+(d)		60	45,000
Alltel Corp.,
Sr. Unsec’d. Notes
7.000%	03/15/16		A-(d)		400	458,627
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16		A3		100	103,056
2.625%	12/01/22		A3		1,000	915,335
4.450%	05/15/21		A2		500	538,522
5.350%	09/01/40		A3		850	860,063
5.550%	08/15/41		A3		500	520,603
6.550%	02/15/39		A3		250	287,065
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	(a)	Caa1		569	431,017
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		B1		305	275,263
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		Baa3		750	707,217
Centurylink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20		Ba2		842	850,420
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	06/01/20		Caa1		545	520,475
Consolidated Communications Finance Co.,
Gtd. Notes
10.875%	06/01/20		B3		245	276,237
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20	(a)	Caa1		600	576,000
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23		B1		1,000	960,000
Digicel Group Ltd. (Bermuda),

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20		Caa1		$600	$621,000
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	(a)	B1		2,335	2,206,575
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21		B1		470	451,200
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		Baa3		150	158,272
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.500%	08/01/23		B3		1,832	1,722,080
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
6.750%	06/01/18		Caa2		1,275	1,284,563
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19		Caa2		250	260,000
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20		B3		340	339,150
8.125%	07/01/19		B3		1,504	1,579,200
8.625%	07/15/20		B3		750	798,750
Lynx I Corp.,
Sr. Sec’d. Notes
6.000%	04/15/21		Ba3	GBP	1,274	1,921,309
Lynx II Corp.,
Sr. Unsec’d. Notes
7.000%	04/15/23		B2	GBP	102	154,362
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20		Ba3		449	465,837
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	(a)	Caa2		185	143,837
Phones4u Finance PLC (United Kingdom),
Sr. Sec’d. Notes
9.500%	04/01/18		B3	GBP	583	904,453
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		Baa3		700	779,260
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		B3		872	837,120
Sprint Nextel Corp.,
Gtd. Notes, 144A
7.000%	03/01/20		Ba3		1,130	1,220,400
9.000%	11/15/18		Ba3		3,141	3,674,970
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes
6.250%	08/15/22		Ba3	EUR	232	303,491
6.750%	08/15/24		B1	EUR	137	180,625
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22		B1		305	302,713
Verizon Communications, Inc.,
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
2.000%	11/01/16		A3		$600	$611,380
4.600%	04/01/21		A3		400	433,606
4.750%	11/01/41		A3		400	380,434
6.900%	04/15/38		A3		200	245,850
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
0.900%	02/19/16		A3		400	393,387
1.250%	09/26/17		A3		800	764,981
Windstream Corp.,
Gtd. Notes
6.375%	08/01/23	(a)	B1		219	204,765
7.750%	10/15/20		B1		144	149,040
7.875%	11/01/17		B1		252	276,570

						32,239,520

Textile
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23		Ba1		745	714,968
PVH Corp.,
Sr. Unsec’d. Notes
7.375%	05/15/20		Ba3		97	105,245

						820,213

Tobacco — 0.2%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.625%	03/06/23		A2		2,600	2,406,828
2.900%	11/15/21		A2		400	388,427
5.650%	05/16/18		A2		800	922,263
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15		Baa2		400	399,888
3.250%	11/01/22		Baa2		300	278,879

						4,396,285

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.000%	03/15/23		A3		600	571,757
4.375%	09/01/42		A3		300	274,500
Gategroup Finance Luxembourg SA (Luxembourg),
Gtd. Notes
6.750%	03/01/19		B1	EUR	501	645,602
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22		B1		110	109,175
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes, 144A
9.250%	06/01/20		B2		765	765,000
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16		Baa1		325	361,578

						2,727,612

TOTAL CORPORATE BONDS (cost $359,078,977)						354,648,385

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS — 0.3%
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/16	Baa2	EUR	1,055	$1,471,585
Sr. Unsec’d. Notes, TIPS
2.150%	09/15/14	Baa2	EUR	65	104,360
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34	Baa1		$500	590,000
Panama Government International (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	Baa2		200	232,500
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	Baa2		700	696,500
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3		300	312,450
7.375%	09/18/37	Baa3		100	127,750
Republic of Peru (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37	Baa2		200	236,000
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	Baa1		100	95,500
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23	Ba1		1,300	1,134,250
United Mexican States (Mexico),
Sr. Unsec’d. Notes
6.050%	01/11/40	Baa1		100	109,000
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1		150	133,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $5,662,533)					5,243,395

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3		100	117,602
City of San Francisco CA Public Utilities Commission Water Revenue,
Revenue Bonds
6.000%	11/01/40	Aa3		200	229,270
Los Angeles Unified School District,
General Obligation Unlimited
5.750%	07/01/34	Aa2		150	163,686
Metropolitan Water District of Southern California,
Revenue Bonds
6.947%	07/01/40	Aa1		200	237,594
State of California,
General Obligation Unlimited
7.550%	04/01/39	A1		400	535,348

					1,283,500

Colorado
Denver City & County School District No 1,
Certificate Participation
4.242%	12/15/37	Aa3		175	153,424

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Florida
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16	Aa3	$225	$223,081

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds
6.637%	04/01/57	A2	100	110,076

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3	100	114,993
State of Illinois,
General Obligation Unlimited
7.350%	07/01/35	A1	200	221,224

				336,217

New Jersey — 0.1%
New Jersey State Turnpike Authority,
Revenue Bonds
7.414%	01/01/40	A3	400	534,360

New York
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	215	238,663
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	200	181,342

				420,005

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.834%	02/15/41	A3	100	128,641

Oregon
Oregon Department of Transportation,
Revenue Bonds
5.834%	11/15/34	Aa2	200	237,302

Texas
Dallas Area Rapid Transit,
Revenue Bonds
5.999%	12/01/44	Aa2	200	240,858
State of Texas,
General Obligation Unlimited
5.517%	04/01/39	Aaa	200	228,678

				469,536

TOTAL MUNICIPAL BONDS (cost $4,190,616)				3,896,142

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Arkle Master Issuer PLC (United Kingdom),
Series 2010-2A, Class 1A1, 144A
1.674%(c)	05/17/60	Aaa	950	950,927
Banc of America Alternative Loan Trust,
Series 2003-11, Class 4A1
4.750%	01/25/19	A2	348	354,410

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Asset Backed Securities Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	Baa2	$346	$347,769
Countrywide Alternative Loan Trust,
Series 2003-J1, Class 3A2
5.000%	10/25/18	B2	39	39,243
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	BBB-(d)	160	164,044
GMAC Mortgage Corp. Loan Trust,
Series 2004-J5, Class A4
5.500%	01/25/35	A1	110	111,422
Superannuation Members Home Loans Global Fund (Australia),
Series 8, Class A1
0.417%(c)	01/12/37	Aaa	1,183	1,182,842

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,136,153)				3,150,657

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
Federal Home Loan Mortgage Corp.
0.875%	03/07/18		873	844,783
1.776%(c)	06/01/43		100	100,147
2.375%	01/13/22		1,500	1,457,665
2.500%	TBA		2,700	2,713,500
3.000%	03/01/27-03/01/43		4,105	4,119,859
3.000%	TBA		2,500	2,436,719
3.255%(c)	08/01/41		452	472,743
3.500%	03/01/32-05/01/43		3,528	3,595,239
3.500%	TBA		500	519,063
3.500%	TBA		1,700	1,721,781
4.000%	12/01/40		1,329	1,383,149
4.000%	TBA		1,000	1,047,773
4.000%	TBA		2,750	2,859,678
4.500%	05/01/36-01/01/42		5,529	5,884,061
4.500%	TBA		1,000	1,049,219
5.000%	01/01/37-03/01/38		1,180	1,260,643
5.000%	TBA		1,000	1,056,211
5.000%	TBA		2,000	2,134,688
5.500%	06/01/35-08/01/38		1,186	1,278,776
5.500%	TBA		2,000	2,151,562
6.000%	09/01/36		710	771,283
Federal National Mortgage Assoc.
0.500%	03/30/16		2,000	1,988,792
0.650%	03/28/16		2,500	2,489,763
0.875%	10/26/17-05/21/18		8,960	8,681,718
1.940%(c)	04/01/43		192	194,249
1.976%(c)	05/01/43		808	815,973
2.097%(c)	06/01/43		299	297,443
2.500%	TBA		5,000	5,028,906
2.500%	TBA		640	594,600
2.508%(c)	08/01/42		423	431,606
2.779%(c)	08/01/41		738	762,182
3.000%	01/01/27-07/01/43		4,750	4,751,391
3.000%	TBA		2,414	2,477,265
3.000%	TBA		5,000	4,885,156

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	10/01/26-05/01/43	$19,070	$19,458,820
3.500%	TBA	850	885,328
4.000%	05/01/26-10/01/42	10,491	11,018,471
4.000%	TBA	1,500	1,581,035
4.000%	TBA	8,550	8,907,029
4.500%	07/01/41-02/01/42	6,976	7,414,556
4.500%	TBA	1,500	1,590,176
4.500%	TBA	4,100	4,338,313
5.000%	12/01/39-05/01/41	5,596	6,071,924
5.000%	TBA	1,600	1,704,125
5.000%	TBA	7,300	7,856,055
5.500%	04/01/36-08/01/37	1,557	1,701,736
5.500%	TBA	1,500	1,629,141
6.000%	03/01/34	5,184	5,785,045
Government National Mortgage Assoc.
3.000%	05/15/43	498	493,979
3.000%	TBA	400	395,438
3.001%	TBA	4,900	4,845,641
3.500%	09/20/42-06/20/43	4,611	4,742,599
3.500%	TBA	1,000	1,025,781
3.501%	TBA	1,600	1,642,000
4.000%	12/15/40-05/20/42	3,098	3,265,820
4.001%	TBA	600	628,875
4.500%	01/20/41-04/20/41	2,000	2,151,329
4.500%	TBA	3,000	3,183,164
4.501%	TBA	1,500	1,599,082
5.000%	10/20/39	1,170	1,275,582
5.001%	TBA	2,000	2,156,875
5.001%	TBA	1,000	1,082,188
5.500%	TBA	2,000	2,177,344
6.000%	09/20/38-10/20/38	1,204	1,337,952
Tennessee Valley Authority
5.880%	04/01/36	180	223,191

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $187,053,939)			184,426,180

U.S. TREASURY OBLIGATIONS — 8.2%
U.S. Treasury Bonds
6.250%	05/15/30	2,749	3,894,561
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/23	16,883	17,453,547
0.500%	04/15/15	2,510	2,760,634
0.625%	07/15/21-02/15/43	1,057	904,534
0.750%	02/15/42	1,453	1,316,327
1.125%	01/15/21	1,470	1,671,295
1.250%	07/15/20	760	880,325
1.375%	07/15/18-01/15/20	935	1,097,390
1.625%	01/15/15	315	398,901
1.750%	01/15/28	1,200	1,492,455
1.875%	07/15/15-07/15/19	1,380	1,728,912
2.000%	01/15/16	325	408,976
2.000%	01/15/26(k)	460	622,398
2.125%	01/15/19-02/15/41	1,678	2,165,881
2.375%	01/15/25-01/15/27	2,740	3,963,151
2.500%	07/15/16-01/15/29	2,009	2,616,455
3.375%	04/15/32	100	184,028
3.625%	04/15/28	760	1,516,619
3.875%	04/15/29	1,000	2,038,835

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
0.250%	12/15/14	$1	$1,000
0.875%	04/30/17	40,562	40,359,190
1.000%	08/31/19	521	498,858
1.125%	03/31/20	14,500	13,815,774
1.375%	09/30/18	50,418	50,197,421
1.750%	03/31/14(k)	7,219	7,304,444
2.625%	12/31/14	2,752	2,849,611
4.250%	08/15/15(k)	962	1,040,313

TOTAL U.S. TREASURY OBLIGATIONS (cost $166,841,466)			163,181,835

TOTAL LONG-TERM INVESTMENTS (cost $1,338,210,456)			1,358,971,373

		Shares
SHORT-TERM INVESTMENTS — 37.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 37.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $738,889,506; includes $59,449,988 of cash collateral received for securities on loan)(b)(w)		738,889,506	738,889,506

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Currency Option USD vs JPY, expiring 09/16/13,
@ FX Rate 99.00	UBS AG	$5	13,350
Eurodollar 2 year Midcurve, expiring 09/13/13,
Strike Price $98.88	Goldman Sachs & Co.	125	15,625

			28,975

Put Options
U.S. Treasury Long Bonds, expiring 08/23/13,
Strike Price $142.00	UBS AG	7	46,156

TOTAL OPTIONS PURCHASED (cost $45,469)			75,131

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 105.0% (cost $2,077,145,431)			2,097,936,010

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value (Note 2)
SECURITIES SOLD SHORT — (1.2)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.
4.500%	TBA			$500	$(526,484)
Federal National Mortgage Assoc.
3.500%	TBA			22,000	(22,333,436)

TOTAL SECURITIES SOLD SHORT (proceeds received $22,705,176)					(22,859,920)

		Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
Currency Option EUR vs USD,
expiring 07/03/13, @FX Rate 1.32		Deutsche Bank AG	EUR	6	(8)
Eurodollar 2 year Midcurve,
expiring 09/13/13, Strike Price $99.13		Goldman Sachs & Co.		250	(8,125)
Interest Rate Swap Options,
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, expiring 12/13/13		Deutsche Bank AG		10	(401)
Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, expiring 12/13/13		Deutsche Bank AG		10	(180)

					(8,714)

Put Options
Currency Option AUD vs NOK,
expiring 09/19/13, @FX Rate 5.20		Deutsche Bank AG	AUD	2	(854)
Currency Option USD vs JPY,
expiring 08/15/13, @ FX Rate 96.00		Deutsche Bank AG		7	(6,280)
expiring 09/16/13, @ FX Rate 93.00		UBS AG		5	(3,396)
U.S. Treasury Long Bonds,
expiring 08/23/13, Strike Price $132.00		UBS AG		7	(6,234)
expiring 08/23/13, Strike Price $138.00		UBS AG		7	(24,391)

					(41,155)

TOTAL OPTIONS WRITTEN (premiums received $52,030)					(49,869)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 103.8% (cost $2,054,388,225)					2,075,026,221
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (3.8)%					(76,835,813)

NET ASSETS — 100.0%					$1,998,190,408

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
bps	Basis Points
CDX	Credit Derivative Index
CVT	Convertible Security
DAX	Deutscher Aktien Index
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NR	Non Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SLC	Student Loan Corporation
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar
*	Non-income producing security.
†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,973,486; cash collateral of $59,449,988 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30,2013.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in bankruptcy and in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios2-Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the
following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
9	90 Day Euro Dollar	Dec. 2013	$2,240,213	$2,241,563	$1,350
301	2 Year U.S. Treasury Notes	Sep. 2013	66,259,437	66,220,000	(39,437)
163	5 Year U.S. Treasury Notes	Sep. 2013	19,726,444	19,730,641	4,197
485	10 Year U.S. Treasury Notes	Sep. 2013	62,473,187	61,382,813	(1,090,374)
39	20 Year U.S. Treasury Bonds	Sep. 2013	5,336,705	5,297,906	(38,799)
120	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	18,318,541	17,677,500	(641,041)
319	DAX Index.	Sep. 2013	85,088,771	82,697,052	(2,391,719)
206	FTSE 100 Index.	Sep. 2013	19,757,020	19,305,059	(451,961)
1,035	NASDAQ 100 E-Mini Index	Sep. 2013	61,215,075	60,055,875	(1,159,200)
1,332	Nikkei 225 Index	Sep. 2013	178,319,326	183,724,138	5,404,812
1,232	S&P 500 E-Mini	Sep. 2013	100,432,988	98,516,880	(1,916,108)

					(2,318,280)

Short Positions:
5	2 Year U.S. Treasury Notes	Sep. 2013	1,102,089	1,100,000	2,089
2	10 Year U.K. Gilt	Sep. 2013	352,132	340,391	11,741
667	10 Year U.S. Treasury Notes	Sep. 2013	86,355,656	84,417,188	1,938,468
7	20 Year U.S. Treasury Bonds	Sep. 2013	984,933	950,906	34,027
12	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	1,803,024	1,767,750	35,274
169	JPY/USD Japanese Yen Currency	Sep. 2013	21,126,056	21,308,788	(182,732)
822	Mini MSCI Emerging Markets Index	Sep. 2013	38,511,847	38,375,070	136,777
154	S&P 500 E-Mini	Sep. 2013	12,217,484	12,314,610	(97,126)

					1,878,518

					$(439,762)

(1)	Cash of $31,331,000 and U.S. Treasury Securities with a market value of $1,608,135 has been segregated to cover requirement for open futures contracts as of June 30, 2013.

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 07/17/13	Barclays Capital Group	GBP	5,381	$8,237,887	$8,183,177	$54,710
Expiring 07/17/13	Citigroup Global Markets	GBP	111	166,903	168,803	(1,900)
Expiring 07/17/13	Citigroup Global Markets	GBP	107	166,150	162,721	3,429
Expiring 07/17/13	Deutsche Bank	GBP	174	270,374	264,620	5,754
Expiring 07/17/13	Goldman Sachs & Co.	GBP	210	326,210	319,358	6,852
Expiring 07/17/13	Goldman Sachs & Co.	GBP	190	289,736	288,944	792
Euro,
Expiring 07/23/13	Bank of America	EUR	752	984,360	978,937	5,423
Expiring 07/23/13	Barclays Capital Group	EUR	8,800	11,487,019	11,455,637	31,382
Expiring 07/23/13	Barclays Capital Group	EUR	691	901,992	899,528	2,464
Expiring 07/23/13	Citigroup Global Markets	EUR	192	249,808	250,510	(702)
Expiring 07/23/13	Credit Suisse First Boston Corp.	EUR	90	117,641	117,160	481
Expiring 07/23/13	Deutsche Bank	EUR	100	130,263	130,177	86
Expiring 07/23/13	Goldman Sachs & Co.	EUR	220	288,176	286,391	1,785
Expiring 07/23/13	Goldman Sachs & Co.	EUR	220	282,955	286,391	(3,436)
Expiring 07/23/13	Goldman Sachs & Co.	EUR	151	196,670	196,569	101
Expiring 07/23/13	Goldman Sachs & Co.	EUR	103	134,763	134,083	680
Expiring 07/23/13	Goldman Sachs & Co.	EUR	100	129,777	130,178	(401)
Expiring 07/23/13	UBS Securities	EUR	286	368,204	372,308	(4,104)
Expiring 07/23/13	UBS Securities	EUR	114	147,068	147,940	(872)
Expiring 07/23/13	UBS Securities	EUR	108	143,237	140,508	2,729
Expiring 07/23/13	UBS Securities	EUR	104	133,781	134,752	(971)

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 07/17/13	Royal Bank of Scotland Group PLC	JPY	19,040	$200,000	$191,983	$8,017
Expiring 08/20/13	Goldman Sachs & Co.	JPY	13,551	132,103	136,662	(4,559)

				$25,485,077	$25,377,337	$107,740

Cross currency exchange contracts outstanding at June 30, 2013:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
07/10/13	Buy	EUR	180	CHF	222	$(575)	Deutsche Bank
07/23/13	Buy	EUR	200	CHF	246	(485)	UBS Securities
07/17/13	Buy	NOK	593	AUD	100	6,205	Deutsche Bank
08/20/13	Buy	NOK	1,879	AUD	330	8,115	Deutsche Bank

						$13,260

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter swap agreements:
$4,700	06/11/19	0.280%	3 month LIBOR(1)	$118,281	$—	$118,281	Credit Suisse First Boston
4,500	01/22/20	1.390%	3 month LIBOR(2)	182,854	—	182,854	Deutsche Bank AG
8,800	02/11/20	1.460%	3 month LIBOR(1)	321,687	—	321,687	Credit Suisse First Boston
2,000	02/15/20	1.540%	3 month LIBOR(1)	64,096	—	64,096	Credit Suisse First Boston
5,400	04/15/20	1.390%	3 month LIBOR(1)	241,931	—	241,931	Deutsche Bank AG
16,300	04/22/20	1.320%	3 month LIBOR(1)	774,951	—	774,951	Deutsche Bank AG
400	01/14/43	2.890%	3 month LIBOR(1)	36,886	—	36,886	Credit Suisse First Boston

				$1,740,686	$—	$1,740,686

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation
Exchange-traded swap agreements:
$8,000	05/31/20	1.740%	3 month LIBOR(2)	$—	$135,426	$135,426
10,500	06/04/20	1.810%	6 month LIBOR(2)	—	204,991	204,991

				$—	$340,417	$340,417

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Implied Credit Spread at June 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Caesers Entertainment, Inc.	06/20/17	5.000%	1,059	*		$(412,838)	$(326,884)	$(85,954)	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Credit default swap agreements outstanding at June 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at June 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued)
Smithfield Foods	06/20/18	5.000%	$187	*	$16,189	$23,566	$(7,377)	Credit Suisse First Boston

					$(396,649)	$(303,318)	$(93,331)

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Caesers Entertainment, Inc.	12/20/15	$1,530	5.000%	$(347,644)	$(356,646)	$9,002	UBS AG
CCO Holdings LLC	09/20/17	300	8.000%	61,849	—	61,849	Deutsche Bank AG
CPI Urban Consumers	05/10/14	1,600	2.000%	1,002	2,058	(1,056)	Deutsche Bank AG
CPI Urban Consumers	05/10/14	535	2.000%	335	688	(353)	Deutsche Bank AG
CPI Urban Consumers	05/13/14	265	2.000%	163	344	(181)	Deutsche Bank AG

				$(284,295)	$(353,556)	$69,261

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps—Buy Protection(2):
CDX.NA.IG.20-V1	06/20/18	$67,400	1.000%	$676,266	$421,489	$(254,777)
CDX.NA.IG.20-V1	06/20/18	59,400	1.000%	(480,241)	(371,461)	108,780

				$196,025	$50,028	$(145,997)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013:

Counterparty	Termination Date	Notional Amount# (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse First Boston Corp	06/14/15	$102,559	Receive rate of return on MSCI US REIT Index and pay variable payments on the one month LIBOR +27 bps	$(1,474,605)	$—	$(1,474,605)
Deutsche Bank AG	06/14/15	69,299	Receive rate of return on S&P GS 3M ER Index and Pay variable rates on the 3Month LIBOR +20 bps	(338,200)	—	(338,200)

				$(1,812,805)	$—	$(1,812,805)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$283,120,933	$90,312,719	$305,165
Exchange Traded Funds	165,006,858	—	—
Preferred Stocks	6,808,480	—	—
Warrants	—	1,801,275	—
Asset-Backed Securities	—	47,871,926	—
Bank Loans	—	30,601,819	716,156
Commercial Mortgage-Backed Securities	—	14,387,612	1,053,557
Convertible Bonds	—	2,438,279	—
Corporate Bonds	—	351,182,776	3,465,609
Foreign Government Bonds	—	5,243,395	—
Municipal Bonds	—	3,896,142	—
Residential Mortgage-Backed Securities	—	3,150,657	—
U.S. Government Agency Obligations	—	184,426,180	—
U.S. Treasury Obligations	—	163,181,835	—
Affiliated Money Market Mutual Fund	738,889,506	—	—
Options Purchased	15,625	59,506	—
Short Sales – U.S. Government Agency Obligations	—	(22,859,920)	—
Options Written	(8,125)	(41,744)	—
Other Financial Instruments*
Futures	(439,762)	—	—
Foreign Forward Currency Contracts	—	121,000	—
Interest Rate Swaps	340,417	1,740,686	—
Credit Default Swaps	(145,997)	(85,919)	61,849
Total Return Swaps	—	(1,812,805)	—

Total	$1,193,587,935	$875,615,419	$5,602,336

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (3.0% represents investments purchased with collateral from securities on loan)	37.0%
U.S. Government Agency Obligations	9.2
Exchange Traded Funds	8.3
U.S. Treasury Obligations	8.2
Commercial Banks	4.0
Oil, Gas & Consumable Fuels	3.3
Pharmaceuticals	2.9
Telecommunications	2.4
Asset-Backed Securities	2.4
Retail & Merchandising	2.2
Media	2.1
Diversified Financial Services	2.0
Computer Services & Software	1.7
Commercial Services & Supplies	1.3
Semiconductors & Semiconductor Equipment	1.0
Chemicals	1.0
Tobacco	1.0
Electric	0.9
Commercial Mortgage-Backed Securities	0.8
Insurance	0.7
Metals & Mining	0.7
Beverages	0.6
Distribution/Wholesale	0.6
Auto Parts & Equipment	0.6
Apparel	0.5
Miscellaneous Manufacturing	0.5
Hotels, Restaurants & Leisure	0.5
Electronic Components & Equipment	0.5
Healthcare Providers & Services	0.5
Pipelines	0.5
Machinery & Equipment	0.5
Internet Software & Services	0.5
Manufacturing	0.4
Home Builders	0.4
Containers & Packaging	0.4

Computers & Peripherals	0.4%
Consumer Products & Services	0.3
Airlines	0.3
Biotechnology	0.3
Investment Companies	0.3
Entertainment & Leisure	0.3
Aerospace & Defense	0.3
Healthcare Products	0.3
Foreign Government Bonds	0.3
Automobile Manufacturers	0.2
Real Estate Investment Trusts	0.2
Real Estate	0.2
Municipal Bonds	0.2
Paper & Forest Products	0.2
Building Materials	0.2
Residential Mortgage-Backed Securities	0.2
Foods	0.2
Transportation	0.1
Construction & Engineering	0.1
Household Products/Wares	0.1
Holding Companies – Diversified	0.1
Environmental Control	0.1
U.S. Government Agency Obligations	(1.2)

103.8
Options Written	— *
Liabilities in excess of other assets	(3.8)

100.0%

*	Less than 0.05%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange irisk, interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$2,367,563	*	Due from broker — variation margin	$1,809,651	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	1,740,686		—	—
Interest rate contracts	Unaffiliated investments	61,781		Written options outstanding, at value	39,331
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	139,005		Unrealized depreciation on foreign currency forward contracts	18,005
Foreign exchange contracts	Unaffiliated investments	13,350		Written options outstanding, at value	10,538
Foreign exchange contracts	—	—		Due from broker- variation margin	182,732	*

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	70,851		Unrealized depreciation on over-the-counter swap agreements	94,921
Credit contracts	Premiums paid for swap agreements	26,656		Premiums received for swap agreements	683,530
Credit contracts	Due from broker-variation margin	108,780	*	Due from broker-variation margin	254,777	*
Equity contracts	Due from broker-variation margin	5,541,589	*	Due from broker-variation margin	6,016,114	*
Equity contracts	Unaffiliated investments	1,801,275		Unrealized depreciation on over-the-counter swap agreements	1,812,805

Total		$11,871,536			$10,922,404

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-trade swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$8,332	$2,333,106	$6,823	$(128,265)	$—	$2,219,996
Foreign exchange contracts	—	(3,233)	(432,863)	4,538	—	188,702	(242,856)
Credit contracts	—	—	—	—	1,014,847	—	1,014,847
Equity contracts	(62,205)	—	1,983,064	—	3,931,368	—	5,852,227

Total	$(62,205)	$5,099	$3,883,307	$11,361	$4,817,950	$188,702	$8,844,214

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$27,678	$338,907	$(12,456)	$2,183,424	$—	$2,537,553
Foreign exchange contracts	—	4,502	(182,732)	14,617	—	254,678	91,065
Credit contracts	—	—	—	—	(535,057)	—	(535,057)
Equity contracts	(335,141)	—	(1,901,791)	—	(3,292,078)	—	(5,529,010)

Total	$(335,141)	$32,180	$(1,745,616)	$2,161	$(1,643,711)	$254,678	$(3,435,449)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements— Buy Protection(6)	Credit Default Swap Agreements— Sell Protection(6)	Total Return Swap Agreements(6)
$17,486	$24,445	$416,368,798	$94,161,767	$1,530,710	$23,395,077	$44,443,333	$53,070,000	$10,538,321	$170,797,064

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$57,973,486	$—	$—	$57,973,486
Exchange-traded and cleared derivatives	4,649,575	—	—	4,649,575
Over-the-counter derivatives	2,025,673	(45,469)	—	1,980,204

				64,603,265

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Securities sold short	(22,859,920)	22,859,920	—	—
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	(1,975,600)	49,869	—	(1,925,731)

				(1,925,731)

Collateral Amount Pledged/(Received):
Securities on loan				(57,973,486)
Securities sold short				—
Exchange-traded and cleared derivatives				—
Over-the-counter derivatives				—

Net Amount				$4,704,048

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $57,973,486:
Unaffiliated investments (cost $1,338,255,925)	$1,359,046,504
Affiliated investments (cost $738,889,506)	738,889,506
Foreign currency, at value (cost $19,565,685)	19,487,106
Deposit with broker	13,629,599
Receivable for investments sold	130,873,683
Dividends and interest receivable	8,220,990
Due from broker-variation margin	4,649,575
Unrealized appreciation on over-the-counter swap agreements	1,811,537
Receivable for fund share sold	1,350,092
Tax reclaim receivable	483,134
Unrealized appreciation on foreign currency forward contracts	139,005
Premiums paid for swap agreements	26,656
Prepaid expenses	1,373

Total Assets	2,278,608,760

LIABILITIES:
Payable for investments purchased	194,096,179
Payable to broker for collateral for securities on loan	59,449,988
Securities sold short, at value (proceeds received $22,705,176)	22,859,920
Unrealized depreciation on over-the-counter swap agreements	1,907,726
Advisory fees payable	846,570
Premiums received for swap agreements	683,530
Payable to custodian and broker	282,851
Accrued expenses and other liabilities	190,485
Written options outstanding, at value (premiums received $52,030)	49,869
Distribution fee payable	21,653
Unrealized depreciation on foreign currency forward contracts	18,005
Payable for fund share repurchased	10,754
Affiliated transfer agent fee payable	417
Deferred trustees’ fees	405

Total Liabilities	280,418,352

NET ASSETS	$1,998,190,408

Net assets were comprised of:
Paid-in capital	$1,875,632,808
Retained earnings	122,557,600

Net assets, June 30, 2013	$1,998,190,408

Net asset value and redemption price per share, $1,998,190,408 / 188,775,105 outstanding shares of beneficial interest	$10.59

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income.	$14,378,928
Unaffiliated dividend income (net of $173,333 foreign withholding tax)	6,024,708
Affiliated dividend income	497,383
Affiliated income from securities lending, net	113,664

21,014,683

EXPENSES
Advisory fees	9,433,528
Distribution fee	688,167
Shareholder servicing fees and expenses	277,362
Custodian and accounting fees	176,000
Audit fee	26,000
Trustees’ fees	13,000
Insurance expenses	8,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Interest expense	3,864
Shareholders’ reports	3,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 7)	27
Miscellaneous	11,846

Total expenses	10,653,794
Less: shareholder servicing fee waiver	(83,068)

Net expenses	10,570,726

NET INVESTMENT INCOME	10,443,957

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	56,073,304
Futures transactions	3,883,307
Options written transactions	11,361
Short sales transactions	494,291
Swap agreements transactions	4,817,950
Foreign currency transactions	1,642,656

66,922,869

Net change in unrealized appreciation (depreciation) on:
Investments	(29,151,116)
Futures	(1,745,616)
Options written	2,161
Short sales	(139,129)
Swap agreements	(1,643,711)
Foreign currencies	(476,577)

(33,153,988)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	33,768,881

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,212,838

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$10,443,957	$18,503,706
Net realized gain on investment and foreign currency transactions	66,922,869	74,327,215
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(33,153,988)	62,027,498

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	44,212,838	154,858,419

DISTRIBUTIONS	—	(6,970,349)

FUND SHARE TRANSACTIONS:
Fund share sold [19,689,315 and 60,156,601 shares, respectively]	209,246,597	593,484,804
Fund share issued in reinvestment of distributions [0 and 733,721 shares, respectively]	—	6,970,349
Fund share repurchased [2,665,035 and 6,551,575 shares, respectively]	(28,107,872)	(63,873,816)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	181,138,725	536,581,337

TOTAL INCREASE IN NET ASSETS	225,351,563	684,469,407
NET ASSETS:
Beginning of period	1,772,838,845	1,088,369,438

End of period	$1,998,190,408	$1,772,838,845

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio	3,027	$28,028
AST AQR Large-Cap Portfolio	85,469	860,670
AST BlackRock Value Portfolio*	10,078	109,552
AST ClearBridge Dividend Growth Portfolio	40,846	431,739
AST Federated Aggressive Growth Portfolio*	6,876	74,051
AST Goldman Sachs Large-Cap Value Portfolio*	5,427	110,323
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,113	6,478
AST High Yield Portfolio*	168,006	1,307,089
AST International Growth Portfolio*	42,729	506,344
AST International Value Portfolio*	32,505	506,753
AST Jennison Large-Cap Growth Portfolio*	12,872	196,298
AST Jennison Large-Cap Value Portfolio*	11,461	165,041
AST Large-Cap Value Portfolio*	16,197	276,313
AST Lord Abbett Core Fixed-Income Portfolio*	345,649	3,871,265
AST Marsico Capital Growth Portfolio*	12,147	294,192
AST MFS Growth Portfolio*	23,795	295,534
AST MFS Large-Cap Value Portfolio	9,255	109,954
AST Mid-Cap Value Portfolio*	2,287	34,813
AST Money Market Portfolio*	687,382	687,382
AST Neuberger Berman Core Bond Portfolio*	126,003	1,290,273
AST Neuberger Berman Mid-Cap Growth Portfolio*	908	24,726
AST Parametric Emerging Markets Equity Portfolio*	5,403	44,951
AST PIMCO Limited Maturity Bond Portfolio*	78,075	812,760
AST PIMCO Total Return Bond Portfolio*	593,652	7,218,808
AST Prudential Core Bond Portfolio*	837,617	8,744,725

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
AST QMA Emerging Markets Equity Portfolio	4,312	$38,892
AST QMA Large-Cap Portfolio	85,293	858,043
AST Small-Cap Growth Portfolio*	4,294	111,601
AST Small-Cap Value Portfolio*	11,744	203,282
AST T. Rowe Price Equity Income Portfolio*	30,514	330,769
AST T. Rowe Price Large-Cap Growth Portfolio*	12,254	198,153
AST T. Rowe Price Natural Resources Portfolio*	466	9,255
AST Western Asset Core Plus Bond Portfolio*	444,005	4,648,728
AST Western Asset Emerging Markets Debt Portfolio	86,065	823,638

TOTAL LONG-TERM INVESTMENTS (cost $35,798,376)(w)		35,230,423

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $296,262)(w)(Note 4)	296,262	296,262

TOTAL INVESTMENTS — 100.3% (cost $36,094,638)		35,526,685
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(121,314)

NET ASSETS — 100.0%		$35,405,371

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$35,526,685	$—	$—

Total	$35,526,685	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The investment allocation of Portfolio holdings and liabilities in excess of the other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Investment Type
Core Bonds	75.1%
Large/Mid-Cap Growth	8.7
High Yield	3.7
Affiliated Money Market Mutual Fund	2.8
Emerging Markets	2.6
Large/Mid-Cap Value	2.3
International Value	1.4

International Growth	1.4%
Large/Mid-Cap Blend	1.2
Small-Cap Value	0.6
Small-Cap Growth	0.5

100.3
Liabilities in excess of other assets	(0.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Affiliated investments (cost $36,094,638)	$35,526,685
Receivable for fund share sold	2,508
Dividends receivable	26

Total Assets	35,529,219

LIABILITIES:
Payable for fund share repurchased	99,625
Accrued expenses and other liabilities	22,588
Advisory fees payable	1,218
Affiliated transfer agent fee payable	417

Total Liabilities	123,848

NET ASSETS	$35,405,371

Net assets were comprised of:
Paid-in capital	$36,009,575
Retained earnings	(604,204)

Net assets, June 30, 2013	$35,405,371

Net asset value and redemption price per share, $35,405,371 / 3,735,224 outstanding shares of beneficial interest	$9.48

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 29, 2013* through June 30, 2013

INCOME
Affiliated dividend income	$34

34

EXPENSES
Custodian and accounting fees	18,000
Audit fee	6,000
Advisory fees	3,354
Trustees’ fees	3,000
Legal fees and expenses	2,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $600) (Note 4)	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	2,297

Total expenses	39,651

NET INVESTMENT LOSS	(39,617)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions (including affiliated $3,366)	3,366
Net change in unrealized appreciation (depreciation) on investments (including affiliated $(567,953))	(567,953)

NET LOSS ON INVESTMENTS	(564,587)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(604,204)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 29, 2013* through June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(39,617)
Net realized gain on investment transactions	3,366
Net change in unrealized appreciation (depreciation) on investments	(567,953)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(604,204)

FUND SHARE TRANSACTIONS:
Fund share sold [3,859,485 shares]	37,209,166
Fund share repurchased [124,261 shares]	(1,199,591)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	36,009,575

TOTAL INCREASE IN NET ASSETS	35,405,371
NET ASSETS:
Beginning of period	—

End of period	$35,405,371

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS — 61.5%	Shares	Value (Note 2)
Aerospace & Defense — 1.2%
BAE Systems PLC (United Kingdom)	7,560,825	$44,030,616
Cubic Corp.	79,978	3,846,942
Taser International, Inc.*	272,333	2,320,277

		50,197,835

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	116,939	6,584,835

Airlines — 0.4%
Alaska Air Group, Inc.*	130,011	6,760,572
Delta Air Lines, Inc.*	468,659	8,768,610
JetBlue Airways Corp.*(a)	541,081	3,408,810

		18,937,992

Auto Components — 0.5%
Dorman Products, Inc.(a)	288,225	13,151,707
Lear Corp.	123,847	7,487,790

		20,639,497

Automobiles — 0.7%
Honda Motor Co. Ltd. (Japan), ADR	435,566	16,224,834
Thor Industries, Inc.	88,556	4,355,184
Winnebago Industries, Inc.*	374,253	7,855,570

		28,435,588

Building Products — 0.3%
Apogee Enterprises, Inc.	392,612	9,422,688
Trex Co., Inc.*	88,314	4,194,032

		13,616,720

Capital Markets — 0.7%
Man Strategic Holdings PLC (United Kingdom)*	25,699,463	32,464,276

Chemicals — 0.5%
American Vanguard Corp.	138,569	3,246,672
Stepan Co.	112,484	6,255,235
Tredegar Corp.	454,805	11,688,489

		21,190,396

Commercial Banks — 7.7%
Banco Santander SA (Spain), ADR(a)	2,111,924	13,664,148
Bank of China Ltd. (China) (Class H Stock)	87,682,000	35,920,244
BB&T Corp.	660,193	22,367,339
China Construction Bank Corp. (China) (Class H Stock)	50,367,000	35,393,830
First Niagara Financial Group, Inc.	2,486,156	25,035,591
FirstMerit Corp.	1,307,054	26,180,292
FNB Corp.	1,758,394	21,241,400
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	57,643,000	36,126,722
Mitsubishi UFJ Financial Group, Inc. (Japan), ADR(a)	2,892,004	17,959,345
Mizuho Financial Group, Inc. (Japan), ADR(a)	3,656,178	15,100,015
Shinhan Financial Group Co. Ltd. (South Korea), ADR(a)	413,463	13,449,951
Sumitomo Mitsui Financial Group, Inc. (Japan), ADR(a)	2,029,156	18,708,818
Trustmark Corp.(a)	870,802	21,404,313
United Bankshares, Inc.(a)	774,345	20,481,425

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
ViewPoint Financial Group, Inc.	212,339	$4,418,775
Western Alliance Bancorp*	455,925	7,217,293

		334,669,501

Commercial Services & Supplies — 0.5%
Healthcare Services Group, Inc.(a)	140,914	3,455,211
Interface, Inc.	345,859	5,869,227
Quad/Graphics, Inc.	174,265	4,199,787
UniFirst Corp.	40,085	3,657,756
United Stationers, Inc.	91,688	3,076,132

		20,258,113

Communications Equipment — 0.1%
InterDigital, Inc.(a)	73,670	3,289,365

Computers & Peripherals — 0.2%
Western Digital Corp.	142,262	8,833,048

Construction Materials — 1.0%
Eagle Materials, Inc.	673,508	44,633,375

Consumer Finance — 0.1%
Cash America International, Inc.(a)	66,268	3,012,543
EZCORP, Inc. (Class A Stock)*	160,609	2,711,080

		5,723,623

Diversified Consumer Services — 0.2%
Carriage Services, Inc.	341,599	5,790,103
DeVry, Inc.(a)	111,425	3,456,403

		9,246,506

Diversified Financial Services — 0.8%
CME Group, Inc.	111,425	8,466,071
ING Groep NV (Netherlands), ADR*(a)	1,998,832	18,169,383
MarketAxess Holdings, Inc.	85,499	3,997,078
PHH Corp.*(a)	305,272	6,221,443

		36,853,975

Diversified Telecommunication Services — 2.5%
8x8, Inc.*(a)	387,995	3,197,079
AT&T, Inc.	1,119,290	39,622,866
China Unicom Hong Kong Ltd. (Hong Kong), ADR(a)	1,127,942	14,821,158
France Telecom SA (France), ADR(a)	1,621,275	15,321,049
Nippon Telegraph & Telephone Corp. (Japan), ADR(a)	699,069	18,182,785
Telefonica SA (Spain), ADR*	1,246,166	15,963,386

		107,108,323

Electric Utilities — 1.2%
IDACORP, Inc.	71,696	3,424,201
NextEra Energy, Inc.	278,889	22,723,876
Pinnacle West Capital Corp.	363,202	20,146,815
PNM Resources, Inc.	150,084	3,330,364
Portland General Electric Co.	113,045	3,458,047

		53,083,303

Electrical Equipment — 0.3%
AZZ, Inc.	134,335	5,179,958
Generac Holdings, Inc.	197,047	7,292,709

		12,472,667

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components — 0.7%
Badger Meter, Inc.	270,713	$12,060,264
Ingram Micro, Inc. (Class A Stock)*	351,802	6,680,720
SYNNEX Corp.*(a)	87,812	3,712,691
Tech Data Corp.*	62,596	2,947,646
Vishay Intertechnology, Inc.*(a)	250,854	3,484,362

		28,885,683

Energy Equipment & Services — 0.4%
CARBO Ceramics, Inc.(a)	36,673	2,472,860
Geospace Technologies Corp.*	66,720	4,609,018
Helmerich & Payne, Inc.	102,259	6,386,075
Patterson-UTI Energy, Inc.	287,151	5,557,808

		19,025,761

Food & Staples Retailing — 0.4%
CVS Caremark Corp.	130,722	7,474,684
Susser Holdings Corp.*(a)	108,702	5,204,652
Wal-Mart Stores, Inc.	93,326	6,951,854

		19,631,190

Food Products — 0.8%
Boulder Brands, Inc.*(a)	338,078	4,073,840
General Mills, Inc.	144,506	7,012,876
Green Mountain Coffee Roasters, Inc.*(a)	142,962	10,730,728
Hormel Foods Corp.(a)	179,056	6,907,980
Tyson Foods, Inc. (Class A Stock)	296,706	7,619,410

		36,344,834

Gas Utilities — 0.5%
AGL Resources, Inc.(a)	501,833	21,508,562

Healthcare Equipment & Supplies — 0.4%
Abaxis, Inc.(a)	118,953	5,651,457
Cynosure, Inc. (Class A Stock)*	84,885	2,205,312
Stryker Corp.	105,054	6,794,893
SurModics, Inc.*	242,310	4,848,623

		19,500,285

Healthcare Providers & Services — 1.5%
AmerisourceBergen Corp.	142,202	7,939,138
AMN Healthcare Services, Inc.*	646,667	9,260,271
Chemed Corp.(a)	43,399	3,143,390
DaVita HealthCare Partners, Inc.*	56,547	6,830,878
Hanger, Inc.*(a)	182,894	5,784,937
Henry Schein, Inc.*	75,602	7,238,891
Humana, Inc.	96,630	8,153,639
LifePoint Hospitals, Inc.*	76,607	3,741,486
Magellan Health Services, Inc.*	65,323	3,663,314
McKesson Corp.	63,331	7,251,399
MWI Veterinary Supply, Inc.*	26,591	3,277,075

		66,284,418

Hotels, Restaurants & Leisure — 2.3%
AFC Enterprises, Inc.*	335,332	12,051,832
Buffalo Wild Wings, Inc.*(a)	42,706	4,192,021
Interval Leisure Group, Inc.	299,900	5,974,008
Krispy Kreme Doughnuts, Inc.*	1,225,309	21,381,642
Ladbrokes PLC (United Kingdom)	11,870,156	36,060,230
Marriott Vacations Worldwide Corp.*	179,057	7,742,425
Papa John’s International, Inc.*	136,593	8,929,084

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	172,810	$4,323,706

		100,654,948

Household Durables — 5.8%
D.R. Horton, Inc.(a)	1,993,041	42,411,912
Garmin Ltd. (Switzerland)(a)	578,526	20,919,500
Lennar Corp. (Class A Stock)(a)	1,159,280	41,780,451
Meritage Homes Corp.*	187,162	8,115,344
Mohawk Industries, Inc.*	425,270	47,838,622
Tupperware Brands Corp.	574,257	44,614,026
Whirlpool Corp.	406,542	46,492,143

		252,171,998

Industrial Conglomerates — 1.1%
Danaher Corp.	109,206	6,912,740
General Electric Co.	1,717,011	39,817,485

		46,730,225

Insurance — 2.7%
Alleghany Corp.*	17,787	6,817,935
Allstate Corp. (The)	435,685	20,965,162
Amtrust Financial Services, Inc.(a)	100,146	3,575,212
Chubb Corp. (The)	79,220	6,705,973
Cincinnati Financial Corp.	445,950	20,469,105
Hanover Insurance Group, Inc. (The)	78,165	3,824,613
Marsh & McLennan Cos., Inc.	182,079	7,268,594
ProAssurance Corp.	143,360	7,477,658
RSA Insurance Group PLC (United Kingdom)	21,967,176	39,852,977
Stewart Information Services Corp.(a)	94,548	2,476,212

		119,433,441

Internet Software & Services — 0.2%
AOL, Inc.*(a)	175,901	6,416,868
Opentable, Inc.*(a)	59,320	3,793,514

		10,210,382

IT Consulting & Services — 1.2%
CACI International, Inc. (Class A Stock)*(a)	65,438	4,154,659
Cognizant Technology Solutions Corp. (Class A Stock)*	86,651	5,425,219
Jack Henry & Associates, Inc.	152,445	7,184,733
MAXIMUS, Inc.	478,928	35,670,557

		52,435,168

Leisure Equipment & Products — 0.3%
Nautilus, Inc.*	1,020,167	8,865,251
Smith & Wesson Holding Corp.*(a)	340,644	3,399,627

		12,264,878

Machinery — 1.6%
American Railcar Industries, Inc.(a)	113,627	3,807,641
Flowserve Corp.	852,117	46,022,839
Lindsay Corp.(a)	173,737	13,026,800
Proto Labs, Inc.*(a)	128,050	8,319,409

		71,176,689

Media — 0.3%
Scholastic Corp.	106,896	3,130,984
Washington Post Co. (The) (Class B Stock)	16,596	8,028,647

		11,159,631

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 1.3%
Commercial Metals Co.	1,204,278	$17,787,186
POSCO (South Korea), ADR(a)	196,651	12,798,047
Teck Resources Ltd. (Canada) (Class B Stock)	514,443	10,993,647
Vale SA (Brazil), ADR(a)	866,196	11,390,477
Worthington Industries, Inc.	117,992	3,741,526

		56,710,883

Multiline Retail — 0.3%
Dollar Tree, Inc.*	147,340	7,490,766
Family Dollar Stores, Inc.(a)	115,946	7,224,595

		14,715,361

Multi-Utilities — 1.5%
Black Hills Corp.	482,754	23,534,257
NiSource, Inc.	731,702	20,955,945
Public Service Enterprise Group, Inc.	614,119	20,057,127

		64,547,329

Oil, Gas & Consumable Fuels — 4.8%
BP PLC (United Kingdom), ADR	394,461	16,464,802
Canadian Natural Resources Ltd. (Canada)	530,424	14,989,782
Chevron Corp.	57,332	6,784,669
China Petroleum & Chemical Corp. (China) (Class H Stock)	46,665,000	32,654,520
China Petroleum & Chemical Corp. (China), ADR	141,179	12,917,879
ConocoPhillips	345,680	20,913,640
Delek US Holdings, Inc.	90,718	2,610,864
Eni SpA (Italy), ADR	351,140	14,410,786
EPL Oil & Gas, Inc.*	202,616	5,948,806
Hollyfrontier Corp.	120,089	5,137,407
Petroleo Brasileiro SA (Brazil), ADR	1,077,223	14,456,333
Royal Dutch Shell PLC (United Kingdom), ADR	244,898	15,624,492
Statoil ASA (Norway), ADR(a)	633,410	13,105,253
Suncor Energy, Inc. (Canada)	529,199	15,606,079
Total SA (France), ADR	320,692	15,617,700

		207,243,012

Personal Products — 0.3%
Nu Skin Enterprises, Inc. (Class A Stock)	83,472	5,101,809
Prestige Brands Holdings, Inc.*	271,765	7,919,232

		13,021,041

Pharmaceuticals — 1.0%
Pfizer, Inc.	1,463,938	41,004,903
Questcor Pharmaceuticals, Inc.	101,330	4,606,462

		45,611,365

Professional Services — 0.2%
On Assignment, Inc.*	273,957	7,320,131

Real Estate Investment Trusts — 0.1%
CYS Investments, Inc.(a)	284,102	2,616,579

Road & Rail — 1.2%
Canadian Pacific Railway Ltd. (Canada)	370,932	45,023,726
Knight Transportation, Inc.	215,317	3,621,632
Werner Enterprises, Inc.	146,855	3,549,485

		52,194,843

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductor Equipment & Product — 1.3%
Advanced Energy Industries, Inc.*	202,301	$3,522,060
Intel Corp.	1,917,179	46,434,075
Ultratech, Inc.*(a)	145,505	5,342,944

		55,299,079

Software — 2.4%
Activision Blizzard, Inc.	468,987	6,687,755
Electronic Arts, Inc.*	369,082	8,477,814
Manhattan Associates, Inc.*	424,710	32,770,624
Microsoft Corp.	1,442,882	49,822,715
Symantec Corp.	287,893	6,468,956

		104,227,864

Specialty Retail — 2.2%
Aaron’s, Inc.	120,370	3,371,564
Brown Shoe Co., Inc.	228,593	4,921,607
Conn’s, Inc.*(a)	446,063	23,088,221
Haverty Furniture Cos., Inc.	331,990	7,639,090
Lithia Motors, Inc. (Class A Stock)	120,990	6,449,977
Lumber Liquidators Holdings, Inc.*(a)	369,671	28,786,281
O’Reilly Automotive, Inc.*(a)	65,406	7,366,024
Rent-A-Center, Inc.	92,654	3,479,158
Stage Stores, Inc.	170,076	3,996,786
TJX Cos., Inc. (The)	149,447	7,481,317

		96,580,025

Textiles, Apparel & Luxury Goods — 2.2%
Gildan Activewear, Inc. (Canada)	1,242,565	50,336,308
Li & Fung Ltd. (Bermuda)	29,645,000	40,405,840
Movado Group, Inc.	99,294	3,359,116

		94,101,264

Thrifts & Mortgage Finance — 1.0%
New York Community Bancorp, Inc.(a)	1,496,143	20,946,002
People’s United Financial, Inc.(a)	1,542,143	22,977,931

		43,923,933

Tobacco — 0.5%
Universal Corp.(a)	359,621	20,804,075

Trading Companies & Distributors — 0.1%
DXP Enterprises, Inc.*	73,481	4,893,835

Water Utilities — 0.1%
American States Water Co.	103,598	5,560,105

Wireless Telecommunication Services — 1.7%
NTT DoCoMo, Inc. (Japan), ADR(a)	1,041,572	16,300,602
VimpelCom Ltd. (Bermuda), ADR	1,359,070	13,672,244
Vodafone Group PLC (United Kingdom)	16,032,978	45,945,621

		75,918,467

TOTAL COMMON STOCKS (cost $2,645,152,580)		2,680,946,222

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
BANK LOANS(c) — 3.0%
Aerospace & Defense — 0.1%
Beechcraft Holdings,
Term Loan B
5.750%	12/05/20	B1	$444	442,768

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Aerospace & Defense (continued)
Booz Allen Hamilton,
Term Loan B
4.500%	07/08/19	Ba3	$397	$393,774
DynCorp International,
Term Loan
6.250%	07/07/16	Ba2	700	702,140
Sequa Corp.,
Term Loan B
5.250%	05/29/17	B1	388	389,263
TransDigm, Inc.,
Term Loan C
3.750%	02/25/20	Ba2	1,106	1,090,675

				3,018,620

Auto Components — 0.1%
Allison Transmission,
Term Loan B-3
4.250%	08/08/19	Ba3	1,156	1,160,238
Dupont Performance Coatings,
Term Loan B
4.750%	01/17/20	B1	369	368,877
Goodyear Tire & Rubber Co. (The),
Second Lien
4.750%	04/30/19	Ba1	429	429,241
HHI Group Holdings, LLC,
Term Loan B
5.000%	10/31/18	B2	835	842,683
Metaldyne, LLC,
Term Loan B
5.000%	12/18/18	B1	563	562,570
Tomkins PLC,
Term Loan B-2
3.750%	09/29/16	Ba2	722	723,981
Tower International, Inc.,
Term Loan B
5.750%	04/10/20	B1	286	286,429

				4,374,019

Automobiles
Chrysler Group LLC,
Term Loan B
5.750%	05/25/17	Ba1	987	990,781

Biotechnology
Grifols, Inc.,
Term Loan B
4.250%	06/01/17	Ba2	1,145	1,148,516

Building Products
American Builders & Contractors Supply Co., Inc.,
Term Loan B
3.500%	04/05/20	B1	267	264,476
Unifrax Holding Co.,
Term Loan B
4.250%	11/30/18	B1	378	376,966

				641,442

Capital Markets — 0.1%
Hamilton Lane Advisors LLC,
Term Loan
5.250%	02/28/18	Ba3	514	512,263

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Capital Markets (continued)
LPL Holdings, Inc.,
Term Loan B
3.250%	03/29/19	Ba2	$994	$990,447
Mondrian Investment Partners Ltd.,
Term Loan B
4.000%	03/05/20	Ba2	483	482,817
Nuveen Investments, Inc.,
Term Loan B
4.200%	05/13/17	B2	1,000	994,000

				2,979,527

Chemicals — 0.2%
Ascend Performance Materials,
Term Loan B
6.750%	04/04/18	B1	296	294,954
AZ Chem US, Inc.,
Term Loan B
5.250%	12/22/17	Ba3	1,024	1,028,374
Houghton International, Inc.,
Term Loan B
4.000%	12/20/19	B1	289	290,721
INEOS US Finance LLC,
New Term Loan
4.000%	05/04/18	B1	664	651,085
Macdermid, Inc.,
1st Lien Term Loan
4.000%	06/30/20	Ba3	400	398,250
Monarch (Ai Chem & Cy US Acquico),
First Lien Term Loan B-1
4.500%	09/12/19	Ba3	527	525,726
First Lien Term Loan B-2
4.500%	09/02/19	Ba3	273	272,774
Nusil Technology LLC,
Incremental Term Loan
5.250%	04/28/17	B1	446	445,206
Taminco Global Chemical Corp.,
Tranche Dollar Term Loan B
4.250%	02/15/19	B1	494	494,077
Tronox, Inc.,
Term Loan B
4.500%	03/13/20	Ba2	1,200	1,204,347
Univar, Inc.,
Term Loan B
5.000%	06/30/17	B2	796	777,526
Waddington Group,
Term Loan B
4.500%	05/31/20	B1	200	199,125

				6,582,165

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc.,
Term Loan B
4.250%	10/31/19	B1	959	954,667
Garda World Security Corp.,
Term Loan B
4.500%	10/31/19	Ba1	398	398,995
SGS International Inc,
Term Loan B
5.000%	10/31/19	B1	332	331,874

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Commercial Services & Supplies (continued)
WCA Waste Corp.,
Term Loan B
4.000%	03/23/18	B1	$494	$493,750

				2,179,286

Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc.,
3.5 Year Term Loan B
6.250%	07/29/16	B1	190	191,623
6 Year Term Loan C
7.250%	01/29/19	B1	388	391,041
Arris Group, Inc.,
Term Loan B
3.500%	02/07/20	Ba3	858	850,344
Commscope, Inc.,
Term Loan B
4.000%	01/14/18	Ba2	985	984,887

				2,417,895

Construction & Engineering
Terex Corp.,
Term Loan
4.500%	04/28/17	Ba1	374	376,258
WireCo Worldgroup, Inc.,
Term Loan B
6.000%	02/15/17	Ba2	596	591,034

				967,292

Consumer Finance
Home Loan Servicing Solutions, Ltd.,
Term Loan B
4.750%	06/11/20	Ba3	750	742,500
Ocwen Financial Corp.,
Term Loan B (Jan 2013)
5.000%	01/28/18	B1	266	267,197
Walter Investment Management Corp.,
Term Loan B
5.750%	11/08/17	B2	968	969,681

				1,979,378

Containers & Packaging — 0.1%
Berlin Packaging,
Term Loan B
4.750%	03/18/19	B1	1,050	1,044,750
Berry Plastics,
Incremental Term Loan D
3.500%	02/04/20	B1	998	985,210
Pact Group,
Term Loan B
3.750%	05/16/20	Ba3	1,000	992,500
Reynolds Group Holdings, Inc.,
USD Term Loan
4.750%	09/14/18	B1	534	535,091

				3,557,551

Distributors
WESCO Distribution, Inc.,
Term Loan B
4.500%	12/04/19	Ba3	592	592,288

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Diversified Consumer Services
Asurion Corp.,
Term Loan B
3.500%	06/18/20	Ba2	$500	$482,917
Term Loan B-1
4.500%	05/24/19	Ba2	945	935,130
Bright Horizons Family Solutions LLC,
Term Loan B
4.000%	01/20/20	B1	177	177,154
Sedgwick CMS Holdings, Inc.,
1st Lien
4.250%	06/28/18	B1	286	285,536

				1,880,737

Diversified Financial Services — 0.2%
AlixPartners, LLP,
Term Loan B-1
4.250%	06/01/17	Ba3	950	950,791
Cooper Gay Swett & Crawford,
Term Loan B
5.000%	04/05/20	B1	600	603,000
Duff & Phelps,
Term Loan B
4.500%	03/12/20	B1	500	499,688
Evertec,
Term Loan B
3.500%	04/05/20	B1	300	297,300
Flying Fortress, Inc. (ILFC),
Term Loan-3
3.500%	06/30/17	Ba2	833	827,083
iPayment, Inc,
Term Loan B
5.750%	05/08/17	Ba3	495	487,548
MoneyGram Payment Systems Worldwide, Inc.,
Term Loan B
4.250%	03/25/20	B1	1,361	1,359,334
National Financial Partners,
Term Loan B
5.500%	06/17/20	B1	600	595,750
RPI Finance Trust (Royalty Pharma),
6.75 Year Term Loan
3.500%	05/08/18	Baa2	970	969,418
Incremental Term Loan B
4.000%	11/09/18	Baa2	392	391,257
TCW Group, Inc.,
Term Loan B
4.000%	12/04/19	Ba1	842	848,513

				7,829,682

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Term Loan B
4.250%	04/02/18	Ba3	985	985,641
Telesat Canada,
Term Loan B
3.500%	03/25/19	Ba3	680	678,832
Windstream Corp.,
Term Loan B4
3.500%	01/08/20	Ba2	1,219	1,217,351

				2,881,824

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Food & Staples Retailing
BJ’s Wholesale Club, Inc.,
1st Lien
4.250%	09/30/19	B3	$711	$707,498

Food Products — 0.1%
Allflex Holdings III,
1st Lien
4.250%	06/15/20	B1	600	599,250
Blue Buffalo Company, Ltd.,
Term Loan B
4.750%	07/31/19	B1	1,138	1,137,995
Dole Food Co., Inc.,
Term Loan B
3.750%	04/22/20	Ba3	600	596,750
H.J. Heinz Co.,
Term Loan B-2
3.500%	03/18/20	Ba2	750	749,156
JBS USA, LLC,
Term Loan B
3.750%	05/25/18	Ba2	985	980,075
Pinnacle Foods Finance LLC,
Term Loan G
3.250%	04/15/20	Ba3	428	424,739

				4,487,965

Healthcare Equipment & Supplies — 0.1%
Alere, Inc.,
Term Loan B
4.250%	06/30/17	Ba3	985	985,924
Bausch & Lomb, Inc.,
Term Loan B
4.000%	05/17/19	B1	709	708,486
Biomet, Inc.,
Extended Term Loan B
3.940%	07/25/17	B1	703	698,800
ConvaTec, Inc.,
Term Loan B
5.000%	12/22/16	Ba3	309	310,591
DJO Finance, LLC,
New Term Loan
4.750%	09/15/17	Ba3	791	794,899
Hologic, Inc.,
Term Loan B
4.500%	07/19/19	Ba2	886	887,822
Kinetic Concepts, Inc.,
Term Loan D-1
4.500%	05/31/18	Ba2	1,438	1,452,127

				5,838,649

Healthcare Providers & Services — 0.3%
Apria Healthcare Group, Inc.,
Term Loan B
6.750%	03/20/20	B2	360	357,900
Carestream Health, Inc.,
Term Loan B
5.000%	06/05/19	B1	1,000	983,750
Community Health Systems,
Extended Term Loans
4.500%	01/25/17	Ba2	1,119	1,118,529

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Healthcare Providers & Services (continued)
DaVita, Inc.,
Term Loan B
4.500%	10/20/16	Ba2	$980	$983,256
Davita, Inc.,
Term Loan B-2
4.000%	08/01/19	Ba2	149	149,356
Emergency Medical Services Corp.,
Term Loan B
4.000%	05/25/18	Ba3	851	847,678
HCA, Inc.,
Term Loan B4
2.950%	05/01/18	Ba3	2,000	1,989,584
Health Management Associates, Inc.,
Term Loan B
3.500%	11/18/18	Ba3	882	878,753
Rural Metro Corp.,
1st Lien Term Loan
5.750%	06/30/18	B3	982	940,211
Select Medical Corp.,
Term Loan B - Series C
4.000%	06/30/18	Ba2	461	462,367
Sheridan Holdings, Inc.,
Term Loan B
4.500%	06/30/18	B1	254	253,915
Surgical Care Affiliates, LLC,
Delayed Draw Term Loan
4.250%	06/30/18	B1	768	764,622
Vanguard Health Holding Co. II, LLC/Vanguard Health System, Inc.,
Term Loan B
3.750%	01/29/16	Ba2	985	987,556

				10,717,477

Healthcare Technology — 0.1%
Emdeon Business Services LLC,
Term Loan B
3.750%	11/02/18	Ba3	1,813	1,802,513
Trizetto Group, Inc.,
Term Loan B
4.750%	05/02/18	B1	985	985,171
Truven Holding Corp.,
Term Loan B
4.500%	05/31/19	Ba3	995	988,769

				3,776,453

Hotels, Restaurants & Leisure — 0.1%
Focus Brands, Inc.,
Term Loan B
4.250%	02/21/18	B1	1,564	1,559,321
Four Seasons,
Term Loan B
4.250%	06/24/20	B1	200	200,167
Penn National Gaming, Inc.,
Term Loan B
3.750%	07/15/18	Ba1	1,053	1,056,371
Pinnacle Entertainment, Inc.,
Series A Incremental Term Loan
4.000%	03/15/19	Ba1	329	328,858

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.,
Term Loan B
4.250%	05/22/20	Ba2	$1,786	$1,760,523
Six Flags, Inc.,
Term Loan B
4.250%	01/17/19	Ba2	415	415,986

				5,321,226

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The),
Term Loan B
3.750%	06/01/18	Ba1	766	767,055
Calpine Construction Finance Company, LP,
Term Loan B
3.000%	05/15/20	Ba3	600	592,500
Calpine Corp.,
Term Loan B1
4.000%	04/01/18	B1	980	977,500
Term Loan B3
4.000%	09/27/19	B1	794	790,899
Dynegy Power, LLC,
Term Loan B2
4.000%	04/11/20	B2	185	183,308
Freif North American Power I LLC,
Term Loan B
4.750%	03/29/19	Ba3	510	508,317
Term Loan C
4.750%	03/29/19	Ba3	83	83,042
NRG Energy, Inc.,
Term Loan B
2.750%	07/01/18	Baa3	983	971,974

				4,874,595

Industrial Conglomerates
Hamilton Sundstrand Industrial,
Term Loan B
4.000%	12/13/19	B1	382	378,241
Tomkins Air Distribution,
Term Loan B
5.000%	11/30/18	B1	593	598,168

				976,409

Insurance
CNO Financial Group, Inc. (Conseco),
Term Loan B-2
3.750%	09/28/18	Ba3	614	615,573
Cunnigham Lindsey Group Ltd.,
1st Lien Term Loan
5.000%	10/18/19	Ba3	983	983,644

				1,599,217

IT Services
Presidio, Inc.,
Term Loan B
5.750%	03/31/17	Ba3	665	658,450
West Corp.,
Term Loan B-8
3.750%	06/30/18	Ba3	394	393,590

				1,052,040

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Leisure Equipment & Products
Live Nation Entertainment, Inc.,
Term Loan B
4.500%	11/07/16	Ba2	$980	$984,672

Life Sciences Tools & Services
Pharmaceutical Product Development, Inc.,
Term Loan B
4.250%	12/05/18	Ba3	995	994,723
Quintiles Transnational Holdings, Inc.,
Term Loan B-1
4.500%	06/01/18	B1	329	329,545
Term Loan B-2
4.500%	06/08/18	B1	621	621,034

				1,945,302

Media — 0.3%
Alpha Topco Ltd.,
Term Loan B
4.500%	04/30/19	B1	990	988,787
AMC Entertainment,
Term Loan B
3.500%	04/18/20	Ba2	898	894,383
Bresnan Broadband Holdings LLC,
Term Loan
3.000%	12/14/17	Ba3	934	935,787
Cequel Communications LLC,
Term Loan B
3.500%	02/14/19	Ba2	990	982,398
CSC Holdings, LLC,
Term Loan B
2.700%	04/11/20	Baa3	400	395,400
Cumulus Media Holdings, Inc.,
1st Lien Term Loan
4.500%	09/16/18	Ba2	987	988,220
Entravision Communications Corp.,
Term Loan B
3.500%	05/06/20	B2	800	788,000
FoxCo Acquisition LLC,
Term Loan B
5.500%	07/14/17	B2	695	701,121
Hubbard Radio LLC,
1st Lien Term Loan
4.500%	04/28/17	B1	745	745,516
Kabel Deutschland,
Term Loan F-1
3.250%	02/01/19	Ba2	1,250	1,245,834
Kasima, LLC,
Term Loan B
3.250%	05/31/21	Baa2	667	657,500
LIN Television Corp.,
Term Loan B
4.000%	12/21/18	Ba2	422	424,258
Mission Broadcasting,
Term Loan B
4.500%	11/19/19	Ba2	96	97,052
NEP Holdco, Inc.,
Term Loan B
4.750%	01/22/20	B1	1,003	1,006,138

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Media (continued)
Nexstar Broadcasting Group, Inc.,
Term Loan B
4.500%	11/19/19	Ba2	$228	$229,566
RentPath,
Term Loan B
6.250%	05/20/20	B2	1,000	976,250
Tribune Co.,
Term Loan B
4.000%	12/17/19	Ba3	580	583,442
Univision Communications, Inc.,
Term Loan C-3
4.000%	03/01/20	B2	499	488,775
Univision Corp.,
Term Loan C1
4.500%	02/22/20	B2	772	763,944
Village Roadshow Films Ltd.,
Term Loan B
4.750%	11/06/17	A2	450	461,250

				14,353,621

Metals & Mining
Fortescue Metal Group Ltd.,
Term Loan B
5.250%	10/02/17	Ba1	744	739,412

Oil, Gas & Consumable Fuels
Arch Coal, Inc.,
Term Loan
5.750%	05/14/18	Ba3	613	608,262

Pharmaceuticals — 0.2%
Catalent Pharma Solutions, Inc.,
Refinancing Dollar Term Loan
4.250%	09/15/17	Ba3	1,396	1,387,766
IMS Healthcare,
Term Loan B
3.750%	08/26/17	Ba3	1,521	1,519,458
Par Pharmaceutical, Inc.,
Term Loan B
4.250%	09/30/19	B1	1,276	1,266,288
Valeant Pharmaceuticals International, Inc.,
Series D, Tranche Term Loan B
3.500%	02/13/19	Ba1	541	535,737
Term Loan E
4.500%	06/25/20	Ba1	500	498,840
Warner Chilcott Co. LLC,
Additional Term Loan B1
4.250%	03/15/18	Ba3	145	144,900
Term Loan B1
4.250%	03/15/18	Ba3	333	332,855
Term Loan B2
4.250%	03/15/18	Ba3	45	44,763
Term Loan B3
4.250%	03/15/18	Ba3	262	262,296
Term Loan B4
3.200%	08/07/17	Ba3	925	924,422
Term Loan B5
3.200%	08/07/17	Ba3	185	184,884

				7,102,209

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Professional Services — 0.1%
Acosta, Inc.,
Term Loan
5.000%	03/02/18	B1	$995	$998,038
Advantage Sales & Marketing, Inc.,
First Lien Term Loan
4.250%	12/17/17	B1	980	978,163
Genpact International, Inc.,
Term Loan B
3.500%	08/30/19	Ba2	565	565,373
Symphonyiri Group Inc.,
Term Loan B
4.500%	12/01/17	B1	1,229	1,232,397

				3,773,971

Real Estate Investment Trusts — 0.1%
iStar Financial Inc.,
2017 Term Loan
4.750%	10/31/17	B1	2,398	2,387,217
Term Loan A-1
5.000%	03/09/16	Ba3	10	9,881

				2,397,098

Real Estate Management & Development
Realogy Corp.,
Term Loan B
4.500%	02/12/20	B1	249	249,998
Starwood Property Trust,
Term Loan B
3.500%	04/04/20	Ba3	200	198,669

				448,667

Road & Rail — 0.1%
Hertz Corp. (The),
Term Loan B
3.000%	03/11/18	Ba1	980	973,875
Term Loan B2
3.750%	03/11/18	Ba1	853	854,190
Swift Transportation Co., LLC,
New Term Loan B-2
4.000%	12/21/17	Ba2	172	173,187

				2,001,252

Semiconductors & Semiconductor Equipment
Freescale Semiconductor, Inc.,
Term Loan B
5.000%	01/30/20	B1	1,347	1,333,159

Software — 0.1%
Blue Coat Systems, Inc.,
Term Loan B
4.500%	05/23/19	B2	200	199,000
Datatel, Inc. (Sophia, L.P.),
Term Loan B
4.500%	07/19/18	B1	579	579,120
Eagle Parent, Inc.,
New Term Loan B
4.500%	05/16/18	Ba3	985	984,384
Infor (US), Inc.,
Term Loan B
3.750%	05/24/20	Ba3	100	99,325

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Software (continued)
Lawson Software, Inc.,
Term Loan B2
5.250%	04/05/18	Ba3	$710	$713,228
Riverbed Technology, Inc.,
Term Loan B
4.000%	12/13/19	Ba3	256	256,810
Sungard Data Systems, Inc.,
Term Loan D
4.500%	01/01/20	Ba3	412	412,730
Verint Systems, Inc.,
New Term Loan B
4.000%	09/06/19	B1	798	796,670
Wall Street Systems, Inc.,
Term Loan B
5.750%	10/31/19	B2	597	596,254
Websense,
Term Loan B
4.500%	05/19/20	Ba3	500	499,375

				5,136,896

Specialty Retail — 0.1%
KAR Auction Services, Inc.,
Term Loan B
3.750%	05/19/17	Ba3	745	745,626
Payless Shoesource,
Term Loan B
7.000%	09/09/19	B2	647	650,813
Phillips-Van Heusen Corp.,
Term Loan B
3.250%	09/09/19	Ba1	379	378,313
Pilot Travel Centers LLC,
Term Loan B-2
4.250%	08/01/19	Ba2	248	244,093
Rite Aid Corp.,
Term Loan B
4.000%	02/07/20	B1	374	373,408
Serta Simmons Holdings, LLC,
Term Loan B
5.000%	09/29/19	B1	798	798,499
Tempur-Pedic International, Inc.,
Term Loan B
3.500%	12/12/19	Ba3	811	803,831

				3,994,583

Wireless Telecommunication Services — 0.1%
Cricket Communications, Inc.,
Term Loan C
4.750%	03/15/20	Ba3	550	543,927
Crown Castle Operating Co.,
Term Loan B
3.250%	01/31/19	Ba2	985	979,890
Digitalglobe, Inc.,
Term Loan B
3.750%	01/25/20	Ba2	383	381,562
Lightower Fiber Networks,
Term Loan B
4.500%	04/01/20	B1	200	198,833

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Wireless Telecommunication Services (continued)
Syniverse Holdings, Inc.,
Delayed Draw
4.000%	04/23/19	B1	$570	$568,337
Term Loan B
5.000%	04/20/19	B1	990	991,547

				3,664,096

TOTAL BANK LOANS (cost $131,696,410)				131,855,732

CORPORATE BONDS — 28.0%
Aerospace & Defense — 0.5%
United Technologies Corp.,
Sr. Unsec’d. Notes
1.800%	06/01/17	A2	5,500	5,520,147
3.100%	06/01/22(a)	A2	11,000	10,866,119
4.500%	06/01/42	A2	7,500	7,395,773

				23,782,039

Beverages — 1.5%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.250%	01/17/18(a)	A3	3,000	2,912,685
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
1.375%	07/15/17	A3	16,300	16,042,476
2.500%	07/15/22	A3	14,600	13,630,531
PepsiCo, Inc.,
Sr. Unsec’d. Notes
0.700%	08/13/15	A1	4,000	3,998,980
0.700%	02/26/16(a)	A1	13,545	13,441,083
2.750%	03/05/22(a)	A1	8,900	8,521,358
2.750%	03/01/23(a)	A1	5,100	4,825,498

				63,372,611

Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.125%	05/15/17(a)	Baa1	2,700	2,711,202
2.300%	06/15/16	Baa1	10,779	11,069,623

				13,780,825

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	05/03/15	A3	12,300	12,677,893
3.625%	01/22/23(a)	A3	16,500	15,786,755
5.150%	01/15/14	A3	5,600	5,718,154
6.250%	02/01/41(a)	A3	11,500	13,006,316
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15	Baa1	3,700	3,817,897
3.750%	02/25/23(a)	Baa1	3,000	2,868,849
3.800%	04/29/16(a)	Baa1	4,100	4,264,250
4.750%	03/22/17	Baa1	5,400	5,727,542
6.375%	07/24/42(a)	Baa1	11,300	12,606,935
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	Baa1	11,400	12,173,239
5.550%	04/27/17(a)	Baa1	7,800	8,437,907

				97,085,737

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Chemicals — 0.4%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	Baa2	$14,100	$17,989,852

Commercial Banks — 1.5%
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15	A2	13,900	14,204,146
Wells Fargo & Co.,
Sr. Unsec’d. Notes
1.500%	07/01/15(a)	A2	16,100	16,283,427
1.500%	01/16/18(a)	A2	5,700	5,559,358
5.625%	12/11/17	A2	9,300	10,571,263
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22(a)	A2	11,600	11,731,277
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36	A1	5,570	6,227,221

				64,576,692

Computers & Peripherals — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
1.000%	05/03/18	Aa1	13,200	12,675,934

Consumer Finance — 0.7%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15(a)	Baa1	11,000	10,850,818
2.150%	03/23/15	Baa1	7,300	7,415,026
4.750%	07/15/21	Baa1	11,800	12,445,720

				30,711,564

Diversified Financial Services — 3.9%
Bank of America Corp.,
Sr. Unsec’d. Notes
1.500%	10/09/15(a)	Baa2	7,000	6,984,096
Sr. Unsec’d. Notes, MTN
1.250%	01/11/16(a)	Baa2	8,300	8,185,028
2.000%	01/11/18(a)	Baa2	9,800	9,492,417
3.300%	01/11/23(a)	Baa2	15,700	14,838,808
5.875%	02/07/42	Baa2	1,900	2,124,219
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/16(a)	Baa2	11,700	11,560,138
4.450%	01/10/17(a)	Baa2	6,000	6,424,740
4.500%	01/14/22	Baa2	13,100	13,647,960
5.875%	01/30/42	Baa2	2,700	2,970,791
8.500%	05/22/19	Baa2	7,306	9,205,757
Sub. Notes
5.000%	09/15/14	Baa3	12,900	13,406,028
6.125%	08/25/36	Baa3	8,175	8,004,053
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, BKNT
1.800%	01/25/18	A2	10,800	10,447,499
3.200%	01/25/23(a)	A2	16,500	15,663,565
5.400%	01/06/42	A2	1,900	2,009,708
6.400%	05/15/38	A2	8,974	10,526,457
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	A1	4,500	5,125,909

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15	Baa2	$3,000	$3,158,925
6.875%	04/25/18(a)	Baa2	5,655	6,508,470
Sub. Notes
6.110%	01/29/37	Baa3	9,700	9,548,321

				169,832,889

Diversified Telecommunication Services — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
0.900%	02/12/16	A3	10,300	10,222,359
1.400%	12/01/17(a)	A3	2,900	2,819,357
1.700%	06/01/17	A3	9,900	9,802,505
2.625%	12/01/22(a)	A3	5,500	5,034,343
2.950%	05/15/16	A3	4,800	5,015,986
3.875%	08/15/21	A3	8,000	8,251,136
5.550%	08/15/41	A3	1,000	1,041,205
6.300%	01/15/38	A3	7,600	8,449,422
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22(a)	A3	5,450	4,941,504
3.000%	04/01/16(a)	A3	8,900	9,303,001
3.500%	11/01/21	A3	7,800	7,834,375

				72,715,193

Electric Utilities — 1.5%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	Baa2	8,200	7,971,441
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17	A3	2,700	3,147,638
Constellation Energy Group, Inc.,
Gtd. Notes
4.550%	06/15/15	Baa2	12,691	13,509,912
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	Baa2	6,700	6,576,981
3.950%	09/15/14	Baa2	4,550	4,715,652
Duke Energy Florida, Inc.,
First Mortgage
5.650%	06/15/18	A2	4,700	5,458,246
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	Baa1	5,100	5,920,570
6.125%	04/01/36	Baa1	10,704	12,143,313
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15	Baa1	7,200	7,716,017

				67,159,770

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
0.650%	12/07/15(a)	A1	14,950	14,920,489

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		Aa2	$9,700	$12,256,765

					27,177,254

Food Products — 0.3%
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.000%	06/04/42	(a)	Baa2	11,800	11,949,766

Industrial Conglomerates — 1.3%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.150%	01/09/15		A1	17,000	17,334,356
Sr. Unsec’d. Notes, MTN
2.300%	04/27/17		A1	6,900	6,995,289
3.150%	09/07/22	(a)	A1	9,200	8,693,273
5.625%	09/15/17		A1	7,500	8,495,025
6.750%	03/15/32		A1	7,050	8,453,126
6.875%	01/10/39		A1	2,400	2,957,762
General Electric Co.,
Sr. Unsec’d. Notes
0.850%	10/09/15	(a)	Aa3	5,200	5,195,081

					58,123,912

Insurance — 1.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17		Baa1	13,000	13,628,108
6.250%	05/01/36		Baa1	12,800	14,776,525
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.300%	05/15/18		Aa2	6,000	5,802,678
1.600%	05/15/17	(a)	Aa2	6,400	6,373,094
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		A3	4,500	4,002,161
5.700%	06/15/35		A3	6,950	7,705,305
6.750%	06/01/16	(a)	A3	13,000	14,878,916

					67,166,787

IT Services — 0.2%
International Business Machines Corp.,
Sr. Unsec’d. Notes
0.450%	05/06/16		Aa3	5,000	4,929,470
1.950%	07/22/16		Aa3	5,550	5,688,817

					10,618,287

Media — 1.0%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		A3	5,200	7,358,198
Comcast Corp.,
Gtd. Notes
2.850%	01/15/23	(a)	A3	8,000	7,595,104
6.950%	08/15/37		A3	10,600	13,342,517
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.750%	10/01/14		Baa2	12,700	13,290,245

					41,586,064

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
3.550%	03/01/22		Baa3	$11,200	$10,173,598
Sr. Unsec’d. Notes, 144A
3.875%	03/15/23		Baa3	4,000	3,620,368
Newmont Mining Corp.,
Gtd. Notes
3.500%	03/15/22	(a)	Baa1	10,200	8,728,497

					22,522,463

Multiline Retail — 0.5%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
0.650%	11/27/15		Baa1	13,450	13,407,807
2.500%	11/29/22		Baa1	4,000	3,631,044
Target Corp.,
Sr. Unsec’d. Notes
4.000%	07/01/42	(a)	A2	5,500	5,001,502

					22,040,353

Multi-Utilities — 1.0%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18	(a)	A3	2,200	2,735,522
Sr. Unsec’d. Notes, Series 08-A
5.850%	04/01/18	(a)	A3	8,800	10,320,420
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	(a)	A3	4,500	3,902,699
6.050%	03/01/34		A3	7,500	8,744,437
Sempra Energy,
Sr. Unsec’d. Notes
2.000%	03/15/14		Baa1	13,500	13,614,979
6.500%	06/01/16		Baa1	4,000	4,586,764

					43,904,821

Oil, Gas & Consumable Fuels — 2.2%
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19		A1	12,700	14,877,580
6.500%	02/01/39		A1	9,900	12,454,230
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	09/01/23	(a)	Baa2	3,800	3,561,189
3.950%	09/01/22	(a)	Baa2	8,800	8,680,980
5.000%	08/15/42		Baa2	1,800	1,698,082
5.000%	03/01/43		Baa2	1,800	1,697,267
5.950%	02/15/18	(a)	Baa2	11,300	13,094,994
6.850%	02/15/20	(a)	Baa2	6,000	7,143,288
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38		Baa2	4,550	5,379,470
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22	(a)	Baa2	14,800	13,606,084
6.850%	10/15/37		Baa2	3,000	3,399,999
Williams Partners LP,
Sr. Unsec’d. Notes
3.800%	02/15/15		Baa2	10,500	10,947,395

					96,540,558

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals — 0.7%
Actavis, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17		Baa3	$12,000	$11,698,320
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.100%	01/31/18		A1	7,500	7,224,593
Pfizer, Inc.,
Sr. Unsec’d. Notes
0.900%	01/15/17		A1	5,000	4,944,350
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		A1	3,700	4,341,258

					28,208,521

Real Estate Investment Trusts — 0.7%
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23		Baa2	14,100	13,846,595
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20		Baa1	15,050	14,098,900
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42	(a)	A3	2,000	1,904,486

					29,849,981

Semiconductor Equipment & Product — 0.7%
Intel Corp.,
Sr. Unsec’d. Notes
1.350%	12/15/17		A1	17,800	17,419,454
4.250%	12/15/42	(a)	A1	12,000	10,899,816

					28,319,270

Software — 0.7%
Oracle Corp.,
Sr. Unsec’d. Notes
1.200%	10/15/17		A1	14,400	13,985,582
2.500%	10/15/22	(a)	A1	6,470	5,966,492
5.375%	07/15/40	(a)	A1	9,800	10,924,001

					30,876,075

Specialty Retail — 0.3%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36	(a)	A3	9,300	10,935,284

Tobacco — 1.3%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	(a)	Baa1	16,650	15,395,872
4.250%	08/09/42		Baa1	4,600	3,925,433
9.250%	08/06/19		Baa1	4,442	5,882,967
10.200%	02/06/39		Baa1	6,500	9,782,968
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	08/21/17		A2	12,300	11,954,973

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Tobacco (continued)
2.500%	05/16/16		A2	$8,500	$8,829,213

					55,771,426

TOTAL CORPORATE BONDS (cost $1,238,750,433)					1,219,273,928

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bonds
2.750%	11/15/42			10,370	8,940,890
3.000%	02/15/43			3,600	3,360,377
5.375%	02/15/31			14,240	18,549,822
U.S. Treasury Notes
0.250%	05/15/16			9,400	9,300,125
0.250%	02/28/14	(k)		6,000	6,004,452
0.250%	12/15/15	(k)		13,200	13,120,589
0.500%	08/15/14	(k)		4,930	4,946,175
0.625%	04/30/18			33,700	32,567,882
0.750%	03/31/18			4,625	4,501,785
1.750%	05/15/23			13,500	12,643,587

TOTAL U.S. TREASURY OBLIGATIONS (cost $117,498,966)					113,935,684

TOTAL LONG-TERM INVESTMENTS (cost $4,133,098,389)					4,146,011,566

	Shares
SHORT-TERM INVESTMENT — 17.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $765,098,812; includes $658,302,010 of cash collateral for securities on loan)(b)(w) (Note 4)	765,098,812	765,098,812

TOTAL INVESTMENTS — 112.6% (cost $4,898,197,201)		4,911,110,378
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (12.6)%		(551,040,793)

NET ASSETS — 100.0%		$4,360,069,585

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
BKNT	Bank Note
EAFE	Europe, Australia, Far East
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $638,452,293; cash collateral of $658,302,010 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
525	Mini MSCI EAFE Index	Sep. 2013	$44,691,295	$43,042,125	$(1,649,170)
101	Russell 2000 Mini Index	Sep. 2013	9,859,235	9,844,470	(14,765)
1,098	S&P 500 E-Mini	Sep. 2013	88,850,965	87,801,570	(1,049,395)

					(2,713,330)

Short Positions:
17	2 Year U.S. Treasury Notes	Sep. 2013	3,738,141	3,740,000	(1,859)
21	5 Year U.S. Treasury Notes	Sep. 2013	2,537,719	2,541,984	(4,265)
92	10 Year U.S. Treasury Notes	Sep. 2013	11,940,016	11,643,750	296,266
161	20 Year U.S. Treasury Bonds	Sep. 2013	22,217,961	21,870,844	347,117
237	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	35,186,515	34,913,063	273,452

					910,711

					$(1,802,619)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,302,091,346	$378,854,876	$—
Bank Loans	—	131,855,732	—
Corporate Bonds	—	1,219,273,928	—
U.S. Treasury Obligations	—	113,935,684	—
Affiliated Money Market Mutual Fund	765,098,812	—	—
Other Financial Instruments*
Futures	(1,802,619)	—	—

Total	$3,065,387,539	$1,843,920,220	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (15.1% represents investments purchased with collateral from securities on loans)	17.5%
Commercial Banks	9.2
Oil, Gas & Consumable Fuels	7.0
Household Durables	5.8
Diversified Financial Services	4.9
Diversified Telecommunication Services	4.3
Insurance	4.2
Software	3.2
Capital Markets	3.0
Electric Utilities	2.7
U.S. Treasury Obligations	2.6
Specialty Retail	2.6
Multi-Utilities	2.5
Hotels, Restaurants & Leisure	2.4
Industrial Conglomerates	2.4
Textiles, Apparel & Luxury Goods	2.2
Semiconductor Equipment & Product	2.0
Pharmaceuticals	1.9
Metals & Mining	1.8
Wireless Telecommunication Services	1.8
Healthcare Providers & Services	1.8
Aerospace & Defense	1.8
Tobacco	1.8
Machinery	1.6
Media	1.6
Beverages	1.5
Road & Rail	1.3
Food Products	1.2
IT Consulting & Services	1.2
Chemicals	1.1
Food & Staples Retailing	1.0

Construction Materials	1.0%
Thrifts & Mortgage Finance	1.0
Real Estate Investment Trusts	0.9
Consumer Finance	0.8
Multiline Retail	0.8
Automobiles	0.7
Electronic Equipment, Instruments & Components	0.7
Auto Components	0.6
Commercial Services & Supplies	0.6
Healthcare Equipment & Supplies	0.5
Computers & Peripherals	0.5
Gas Utilities	0.5
Energy Equipment & Services	0.4
Airlines	0.4
Biotechnology	0.3
Building Products	0.3
Leisure Equipment & Products	0.3
Personal Products	0.3
Electrical Equipment	0.3
Professional Services	0.3
IT Services	0.2
Diversified Consumer Services	0.2
Internet Software & Services	0.2
Air Freight & Logistics	0.2
Communications Equipment	0.2
Water Utilities	0.1
Trading Companies & Distributors	0.1
Independent Power Producers & Energy Traders	0.1
Healthcare Technology	0.1
Containers & Packaging	0.1

112.6
Liabilities in excess of other assets	(12.6)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$916,835	*	Due to broker-variation margin	$6,124	*
Equity contracts	—	—		Due to broker-variation margin	2,713,330	*

Total		$916,835			$2,719,454

*	Includes cumulative appreciation/depreciation reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$90,629
Equity contracts	17,451,201

Total	$17,541,830

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$910,711
Equity contracts	(4,412,710)

Total	$(3,501,999)

For the six months ended June 30, 2013, the Portfolio’s average value at trade date for futures long position was $135,938,084 and for futures short positions was $25,206,784.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$638,452,293	$—	$—	$638,452,293
Exchange-traded and cleared derivatives	—	—	—	—

				638,452,293

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(812,161)	—	—	(812,161)

Collateral Amount Pledged/(Received):
Securities on loan				(638,452,293)
Exchange-traded and cleared derivatives				812,161

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST FIRST TRUST BALANCED TARGET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $638,452,293:
Unaffiliated investments (cost $4,133,098,389)	$4,146,011,566
Affiliated investments (cost $765,098,812)	765,098,812
Receivable for investments sold	134,891,930
Dividends and interest receivable	29,146,607
Receivable for fund share sold	2,199,212
Tax reclaim receivable	1,176,243
Prepaid expenses	3,112

Total Assets	5,078,527,482

LIABILITIES:
Payable to broker for collateral for securities on loan	658,302,010
Payable for investments purchased	57,875,913
Advisory fees payable	1,165,991
Due to broker-variation margin	812,161
Accrued expenses and other liabilities	201,564
Foreign withheld taxes payable	52,740
Distribution fee payable	47,101
Affiliated transfer agent fee payable	417

Total Liabilities	718,457,897

NET ASSETS	$4,360,069,585

Net assets were comprised of:
Paid-in capital.	$4,157,695,310
Retained earnings	202,374,275

Net assets, June 30, 2013	$4,360,069,585

Net asset value and redemption price per share, $4,360,069,585 / 417,653,534 outstanding shares of beneficial interest	$10.44

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $2,231,163 foreign withholding tax)	$43,848,954
Interest income	22,621,163
Affiliated income from securities lending, net	797,697
Affiliated dividend income	173,843

67,441,657

EXPENSES
Advisory fees	18,213,565
Distribution fee	1,566,458
Shareholder servicing fees and expenses	648,965
Custodian and accounting fees	234,000
Trustees’ fees	23,000
Audit fee	18,000
Insurance expenses	18,000
Legal fees and expenses	10,000
Commitment fee on syndicated credit agreement	9,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Miscellaneous	13,553

Total expenses	20,762,541
Less: advisory fee waivers and/or expense reimbursement	(9,245)
Less: shareholder servicing fee waiver	(231,709)

Net expenses	20,521,587

NET INVESTMENT INCOME	46,920,070

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	132,683,840
Futures transactions	17,541,830
Foreign currency transactions	1,712

150,227,382

Net change in unrealized appreciation (depreciation) on:
Investments	(116,585,450)
Futures	(3,501,999)
Foreign currencies	(57,181)

(120,144,630)

NET GAIN ON INVESTMENTS	30,082,752

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,002,822

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$46,920,070	$79,676,622
Net realized gain on investment and foreign currency transactions	150,227,382	56,759,957
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(120,144,630)	188,491,859

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	77,002,822	324,928,438

DISTRIBUTIONS	—	(68,734,500)

FUND SHARE TRANSACTIONS:
Fund share sold [38,503,304 and 177,080,902 shares, respectively]	405,830,670	1,746,243,230
Fund share issued in reinvestment of distributions [0 and 7,335,592 shares, respectively]	—	68,734,500
Fund share repurchased [22,703,105 and 76,744,125 shares, respectively]	(235,419,023)	(742,541,830)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	170,411,647	1,072,435,900

TOTAL INCREASE IN NET ASSETS	247,414,469	1,328,629,838
NET ASSETS:
Beginning of period	4,112,655,116	2,784,025,278

End of period	$4,360,069,585	$4,112,655,116

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 100%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS*
AST Franklin Templeton Founding Funds Allocation Portfolio	5,823,797	$68,837,281
AST Templeton Global Bond Portfolio	2,210,574	22,945,760

TOTAL LONG-TERM INVESTMENTS (cost $93,968,542)(w)		91,783,041

SHORT-TERM INVESTMENT
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $27,445)(w) (Note 4)	27,445	27,445

TOTAL INVESTMENTS — 100.0% (cost $93,995,987)		91,810,486
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(2,266)

NET ASSETS — 100.0%		$91,808,220

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$91,810,486	$—	$—

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Investment Type
Affiliated Mutual Funds	100.0%
Affiliated Money Market Mutual Fund	—	*

	100.0
Liabilities in excess of other assets	—	*

	100.0%

*	Less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Affiliated investments (cost $93,995,987)	$91,810,486
Receivable for fund share sold	2,591,562
Dividends receivable	5

Total Assets	94,402,053

LIABILITIES:
Payable for investments purchased	2,591,391
Accrued expenses and other liabilities	1,793
Affiliated transfer agent fee payable	417
Advisory fees payable	232

Total Liabilities	2,593,833

NET ASSETS	$91,808,220

Net assets were comprised of:
Paid-in capital	$94,190,209
Retained earnings	(2,381,989)

Net assets, June 30, 2013	$91,808,220

Net asset value and redemption price per share, $91,808,220 / 9,369,541 outstanding shares of beneficial interest	$9.80

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 29, 2013* through June 30, 2013

INCOME
Affiliated dividend income	$9

9

EXPENSES
Advisory fees	1,718
Custodian and accounting fees	8,000
Audit fee	6,000
Legal fees and expenses	2,000
Trustees’ fees	1,000
Transfer agent’s fees and expenses (including affiliated expense of $600) (Note 4)	1,000
Miscellaneous	593

Total expenses	20,311

NET INVESTMENT LOSS	(20,302)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions (including affiliated $(176,186))	(176,186)
Net change in unrealized appreciation (depreciation) on investments (including affiliated $(2,185,501))	(2,185,501)

NET LOSS ON INVESTMENTS	(2,361,687)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,381,989)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 29, 2013* through June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(20,302)
Net realized loss on investment transactions	(176,186)
Net change in unrealized appreciation (depreciation) on investments	(2,185,501)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(2,381,989)

FUND SHARE TRANSACTIONS:
Fund share sold [9,940,683 shares]	99,700,032
Fund share repurchased [571,142 shares]	(5,509,823)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	94,190,209

TOTAL INCREASE IN NET ASSETS	91,808,220
NET ASSETS:
Beginning of period	—

End of period	$91,808,220

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 94.9% ASSET-BACKED SECURITIES — 1.1%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1	Ba1	0.823%	(c)	09/25/34	$	943	$887,253
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	Caa2	1.193%	(c)	10/25/37		3,317	2,860,991
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1A, 144A	Aaa	0.522%	(c)	06/20/17		24	23,669
BlueMountain CLO Ltd. (Cayman Islands), Series 2005-1A, Class A1F, 144A	Aaa	0.513%	(c)	11/15/17		551	548,976
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba3	0.293%	(c)	06/25/37		1,150	1,111,863
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	Ca	0.313%	(c)	07/25/37		897	452,402
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	AAA(d)	1.126%	(c)	10/26/26		1,156	1,143,693
First NLC Trust, Series 2007-1, Class A1, 144A	Ca	0.263%	(c)	08/25/37		1,796	876,757
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.482%	(c)	01/20/34		1,527	1,499,928
Kingsland I Ltd. (Cayman Islands), Series 2005-1A, Class A1A, 144A	Aaa	0.522%	(c)	06/13/19		1,314	1,307,985
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.753%	(c)	10/25/34		23	21,918
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	A2	0.693%	(c)	12/25/33		267	267,552
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.553%	(c)	11/25/34		146	133,790
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	Ca	0.323%	(c)	05/25/37		1,321	695,275

TOTAL ASSET-BACKED SECURITIES (cost $14,257,737)							11,832,052

BANK LOANS(c) — 0.6%
Financial Services — 0.2%
Springleaf Financial Corp., Initial Term Loan	B3	5.500%		05/10/17		2,279	2,279,983

Healthcare Products
Biomet, Inc., Term Loan B	B1	3.193%		03/25/15		37	36,919

Healthcare Providers & Services — 0.4%
HCA, Inc., Term Loan A-2	Ba3	2.704%		05/02/16		3,550	3,533,730

Telecommunications
Vodafone, Initial Term Loan	NR	6.875%		08/17/15		222	224,274

TOTAL BANK LOANS (cost $6,075,020)							6,074,906

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	2.493%	(c)	11/15/15		11,462	11,470,844
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 26A, 144A	NR	4.230%		05/22/34		14	14,391
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A	Aaa	3.156%		07/10/46		4,072	4,231,230
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.730%	(c)	07/09/21		4,047	4,032,684

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,234,480)							19,749,149

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE OBLIGATIONS — 18.8%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#			Value (Note 2)
Beverages — 0.3%
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	1.125%		11/12/13	$		3,000	$3,006,459

Diversified Financial Services — 0.4%
DanFin Funding Ltd. (Ireland), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.978%	(c)	07/16/13			3,000	3,000,570
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	3.450%		11/02/15			800	825,491

								3,826,061

Electric — 0.4%
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	Baa1	2.500%		08/15/15(g)			1,500	1,532,951
Tokyo Electric Power Co., Inc. (The) (Japan), Sec’d. Notes	Ba2	4.500%		03/24/14		EUR	2,000	2,624,112

								4,157,063

Financial Services — 6.0%
Ally Financial, Inc., Gtd. Notes	B1	3.475%	(c)	02/11/14			7,300	7,328,397
Ally Financial, Inc., Series 8, Gtd. Notes	B1	6.750%		12/01/14			100	105,125
Banco Bradesco SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	2.374%	(c)	05/16/14			6,900	6,964,198
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.250%		04/01/14			7,200	7,308,000
Citigroup, Inc., Notes, MTN	Baa2	5.500%		10/15/14			3,000	3,155,349
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	0.553%	(c)	11/05/14			2,800	2,780,417
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust (United Kingdom), Pass-Through Certificates, 144A	A3	5.125%		11/30/24			970	1,006,040
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%		01/16/18			7,200	6,932,498
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.875%		01/15/15			800	824,595
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	7.000%		04/15/15			1,000	1,084,111
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.000%		06/01/14			800	846,109
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.950%		01/18/18			1,000	1,118,840
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%		07/22/20			390	407,834
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%		04/23/19			200	232,340
JPMorgan Chase Bank NA, Sub. Notes	A1	0.886%	(c)	05/31/17		EUR	4,100	5,141,944
JPMorgan Chase Bank NA, Sub. Notes	A1	4.375%	(c)	11/30/21		EUR	1,700	2,290,183
JPMorgan Chase Bank NA, Sub. Notes	A1	6.000%		10/01/17			2,400	2,733,818
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.011%		12/23/13			4,200	1,018,500
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Baa2	0.499%	(c)	05/30/14		EUR	7,400	9,608,692
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	5.450%		07/15/14			1,300	1,355,710
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625%		08/12/13			4,000	4,004,760

								66,247,460

Financial–Bank & Trust — 6.7%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.500%		01/22/15			2,000	2,037,500
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.500%		01/20/16		EUR	4,900	6,521,893
Banco Santander Brazil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	2.373%	(c)	03/18/14			500	497,586
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	1.876%	(c)	01/19/16			6,500	6,500,000
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.750%		09/22/15			4,500	4,626,270

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Financial — Bank & Trust (continued)
Banco Votorantim Ltd. (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	3.276%	(c)	03/28/14		$4,400	$4,403,226
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%		06/01/19		400	480,710
Canadian Imperial Bank of Commerce (Canada), Covered Bonds, 144A	Aaa	2.600%		07/02/15		4,000	4,150,000
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	A1	3.200%		04/03/17		5,900	6,108,400
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	0.890%		06/16/15	JPY	100,000	940,258
Eksportfinans ASA (Norway), Unsec’d. Notes, MTN	NR	1.570%		02/14/18	JPY	500,000	4,021,582
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	2.000%		09/15/15		2,000	1,920,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	2.375%		05/25/16		900	861,750
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	3.000%		11/17/14		450	450,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	5.500%		05/25/16		500	520,875
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	5.500%		06/26/17		500	517,500
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, 144A	Baa2	2.023%	(c)	02/24/14		10,600	10,620,871
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	Aa3	5.750%		09/10/13		2,500	2,521,060
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes, MTN	Aaa	6.250%		05/19/21	AUD	4,800	4,846,366
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	1.169%	(c)	01/14/14		6,600	6,630,815
Stadshypotek AB (Sweden), Covered Bonds, 144A	Aaa	0.826%	(c)	09/30/13		3,100	3,100,018
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	1.276%	(c)	01/28/14		1,221	1,227,414

							73,504,094

Food — 0.1%
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550%		09/22/15		623	643,274

Healthcare Providers & Services — 0.4%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%		07/15/17		4,500	4,916,250

Home Builders — 1.4%
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500%		04/15/16		2,500	2,700,000
Lennar Corp., Series B, Gtd. Notes	Ba3	5.600%		05/31/15		9,195	9,654,750
PulteGroup, Inc., Gtd. Notes	Ba3	5.200%		02/15/15		3,000	3,135,000

							15,489,750

Insurance — 1.2%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18		2,665	3,304,981
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450%		05/18/17		1,900	2,094,438
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.750%		11/30/13		5,800	5,871,566
MetLife, Inc., Sr. Unsec’d. Notes	A3	1.523%	(c)	08/06/13		200	200,221
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.477%	(c)	01/15/14		2,000	2,000,308

							13,471,514

Metals & Mining — 0.1%
CSN Islands XI Corp. (Cayman Islands), Gtd. Notes, 144A	Ba1	6.875%		09/21/19		1,200	1,212,000

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Oil & Gas — 1.1%
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	Baa2	4.000%		07/15/15(g)		$1,150	$1,212,529
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	8.146%		04/11/18		4,900	5,610,500
Reliance Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		10/19/20(g)		300	295,072
Southwestern Energy Co., Gtd. Notes	BBB-(d)	4.100%		03/15/22		900	896,162
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	4.950%		11/15/15		4,100	4,397,623

							12,411,886

Pipelines — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	NR	6.000%		07/01/13		2,600	2,600,000

Telecommunications — 0.5%
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.550%		02/01/14		3,300	3,387,872
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	7.375%		11/15/13		1,500	1,535,747

							4,923,619

TOTAL CORPORATE OBLIGATIONS (cost $204,030,039)							206,409,430

FOREIGN GOVERNMENT BONDS — 6.5%
Brazil Letras do Tesouro Nacional (Brazil), Unsec’d. Notes	A-(d)	10.590%	(s)	01/01/17	BRL	89,500	27,722,197
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%		01/01/14	BRL	861	386,991
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%		01/01/21	BRL	126	53,463
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%		01/01/23	BRL	126	52,751
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	Baa2	10.000%		01/01/17	BRL	6,738	2,939,944
Mexican Bonos (Mexico), Bonds	Baa1	10.000%		12/05/24	MXN	171,100	17,803,989
Netherlands Government Bond (Netherlands), Bonds, 144A	Aaa	4.000%		07/15/19	EUR	2,700	4,054,400
Netherlands Government Bond (Netherlands), Unsec’d. Notes, 144A	Aaa	0.750%		04/15/15	EUR	13,700	17,991,178

TOTAL FOREIGN GOVERNMENT BONDS (cost $73,510,462)							71,004,913

MUNICIPAL BONDS — 0.1%
California — 0.1%
State of California, General Obligation Unlimited	A1	4.850%		10/01/14		800	840,472

New Jersey
New Jersey Transportation Trust Fund Authority, Revenue Bonds	A1	6.875%		12/15/39		500	559,285

TOTAL MUNICIPAL BONDS (cost $1,319,873)							1,399,757

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 12.6%
Banc of America Alternative Loan Trust, Series 2006-2, Class 6A1	NR	5.500%		03/25/21		2,021	2,083,579
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	B2	5.955%	(c)	04/25/22		1,283	1,327,045

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banc of America Funding Corp., Series 2004-A, Class 1A3	AA+(d)	5.645%	(c)	09/20/34	$408	$411,215
Banc of America Funding Corp., Series 2005-D, Class A1	A+(d)	2.639%	(c)	05/25/35	476	476,508
Banc of America Mortgage Securities, Series 2005-6, Class 1A1	NR	5.500%		07/25/35	795	784,523
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	NR	5.250%		04/26/37	1,659	1,576,341
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Baa3	3.071%	(c)	01/25/34	338	335,967
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	A3	2.982%	(c)	02/25/34	406	395,493
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Caa2	3.182%	(c)	11/25/34	3,611	3,341,586
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Ba2	2.240%	(c)	08/25/35	415	409,987
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Baa1	2.573%	(c)	04/25/33	83	83,732
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.864%	(c)	09/25/35	2,121	1,738,454
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Ca	2.491%	(c)	01/25/36	2,931	1,979,195
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	2.638%	(c)	01/26/36	3,489	2,630,578
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	2.653%	(c)	12/26/46	3,431	2,338,580
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	Caa1	5.500%		11/25/35	5,900	5,824,669
Citicorp Mortgage Securities, Inc., Series 2005-3, Class 1A2	NR	5.500%		04/25/35	84	83,917
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	B1	2.270%	(c)	09/25/35	798	780,437
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Ba3	1.940%	(c)	09/25/35	170	167,231
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	A+(d)	6.250%		12/25/33	106	112,297
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	A+(d)	0.593%	(c)	08/25/18	57	54,481
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Ba2	6.500%	(c)	01/25/34	298	308,969
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	B3	0.533%	(c)	02/25/35	814	776,548
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	B+(d)	5.500%		01/25/35	988	1,024,898
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Caa2	0.483%	(c)	04/25/35	1,303	1,019,518
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Caa3	2.712%	(c)	04/25/35	1,101	860,727
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Ba1	0.533%	(c)	06/25/35	1,845	1,658,507
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	0.893%	(c)	07/25/32	3	2,099
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	A2	0.933%	(c)	08/25/32	98	81,567
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aa1	6.500%		04/25/33	41	43,150
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	A3	2.341%	(c)	06/25/33	1,107	1,068,689

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Fannie Mae REMICS, Series 1988-22, Class A	Aaa	2.220%	(c)	08/25/18	$3	$2,553
Fannie Mae REMICS, Series 1996-39, Class H	Aaa	8.000%		11/25/23	32	37,302
Fannie Mae REMICS, Series 2004-11, Class A	Aaa	0.313%	(c)	03/25/34	365	361,545
Fannie Mae REMICS, Series 2006-5, Class 3A2	Aaa	2.563%	(c)	05/25/35	287	294,231
Fannie Mae REMICS, Series 2007-114, Class A6	Aaa	0.393%	(c)	10/27/37	11,300	11,300,136
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.500%		07/25/43	1,611	1,789,100
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.000%		10/25/43	939	1,029,245
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.574%	(c)	07/25/44	1,292	1,326,175
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.374%	(c)	10/25/44	4,494	4,537,484
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.233%	(c)	12/25/36	2,774	2,756,752
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Ba3	2.313%	(c)	09/25/34	767	751,805
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A	A+(d)	3.268%	(c)	06/25/34	287	290,297
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	BBB(d)	3.442%	(c)	06/25/34	810	753,394
GNMA Structured Securities, Series 2012-H27, Class FA	Aaa	0.598%	(c)	10/20/62	30,981	30,766,055
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.500%		06/20/28	772	866,987
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Caa2	0.423%	(c)	06/25/45	490	396,500
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	BB(d)	2.920%	(c)	10/25/33	576	563,658
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.457%	(c)	06/25/34	111	108,979
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	A+(d)	2.664%	(c)	09/25/35	1,695	1,664,990
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	CCC(d)	5.099%	(c)	11/25/35	1,033	937,721
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	CCC(d)	2.881%	(c)	04/25/36	2,450	2,240,418
HarborView Mortgage Loan Trust, Series 2004-6, Class 3A2A	Ba1	2.853%	(c)	08/19/34	1,447	1,428,316
HomeBanc Mortgage Trust, Series 2005-4, Class A1	Caa1	0.463%	(c)	10/25/35	744	619,472
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Ba2	4.479%	(c)	02/25/35	113	112,452
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	A2	2.888%	(c)	11/25/33	646	636,435
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1	Ba3	2.974%	(c)	07/25/35	1,278	1,257,243
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	Ba3	2.858%	(c)	07/25/35	689	688,682
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	B1	2.440%	(c)	10/25/35	1,100	1,091,695
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Baa3	1.193%	(c)	10/25/35	1,337	1,315,178
NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A2, 144A	CCC(d)	7.500%		03/25/34	1,551	1,668,227
NCUA Guaranteed Notes, Series 2010-R2, Class 1A	Aaa	0.565%	(c)	11/06/17	5,002	5,001,018

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	B1	6.500%		11/25/34	$222	$230,766
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Ba2	2.593%	(c)	04/25/34	1,607	1,586,698
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	NR	2.610%	(c)	01/25/36	323	300,726
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Baa2	0.442%	(c)	07/19/35	676	595,558
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Baa1	2.220%	(c)	02/27/34	191	193,339
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5	Baa1	2.211%	(c)	03/25/33	275	271,345
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	A3	2.449%	(c)	06/25/33	482	472,214
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Baa1	2.462%	(c)	09/25/33	2,657	2,648,863
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	Ba2	2.558%	(c)	03/25/34	233	228,884
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	Baa3	0.513%	(c)	01/25/45	38	33,962
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	Ba3	0.423%	(c)	04/25/45	1,233	1,109,263
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A	Baa1	0.513%	(c)	07/25/45	4,072	3,748,122
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Baa2	0.483%		10/25/45	10,323	9,330,483
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	Caa1	0.453%	(c)	11/25/45	487	432,745
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	B3	1.174%	(c)	02/25/46	1,351	1,211,108
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Caa3	1.169%	(c)	08/25/46	826	673,376
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1	BBB+(d)	4.693%	(c)	12/25/33	153	153,535
Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1	Ba1	2.616%	(c)	06/25/34	3,425	3,430,788
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 2A1	B3	2.610%	(c)	02/25/35	1,010	987,287

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $142,649,922)						138,013,594

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.7%
Federal Home Loan Mortgage Corp.		2.367%	(c)	01/01/34	56	60,183
Federal Home Loan Mortgage Corp.		2.460%	(c)	12/01/26	18	19,022
Federal Home Loan Mortgage Corp.		2.526%	(c)	07/01/29	39	41,797
Federal National Mortgage Assoc.		2.153%	(c)	01/01/25	5	5,069
Federal National Mortgage Assoc.		2.391%	(c)	12/01/29	32	33,407
Federal National Mortgage Assoc.		2.395%	(c)	04/01/32	8	8,477
Federal National Mortgage Assoc.		3.000%		TBA	26,000	25,402,811
Federal National Mortgage Assoc.		4.000%		03/01/41-04/01/42	33,622	35,205,402
Federal National Mortgage Assoc.		4.380%	(c)	04/01/24	17	17,710
Federal National Mortgage Assoc.		4.500%		04/01/29-12/01/41	6,605	7,024,321
Federal National Mortgage Assoc.		5.000%		TBA	3,000	3,228,516
Federal National Mortgage Assoc.		5.183%	(c)	03/01/17	50	50,570
Government National Mortgage Assoc.		0.713%		10/20/62	56,557	56,599,237
Government National Mortgage Assoc.		1.625%	(c)	01/20/26-11/20/29	174	181,003

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc.	1.750%	(c)	05/20/24-06/20/26	$116	$120,706
Government National Mortgage Assoc.	2.000%	(c)	07/20/17-07/20/24	25	26,298
Government National Mortgage Assoc.	2.500%	(c)	09/20/17	8	8,788

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $129,228,896)					128,033,317

U.S. TREASURY OBLIGATIONS — 41.7%
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.625%		02/15/43	8,250	7,018,173
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%		01/15/26	14,800	20,024,982
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/27	7,100	9,857,713
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%		01/15/29	4,770	6,372,771
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%		04/15/29	900	1,834,952
U.S. Treasury Notes	0.125%		09/30/13-12/31/13	70,000	70,003,853
U.S. Treasury Notes	0.250%		10/31/13-11/30/13	38,200	38,220,528
U.S. Treasury Notes	0.500%		11/15/13	9,000	9,013,005
U.S. Treasury Notes	0.500%		10/15/13(k)	115,600	115,730,975
U.S. Treasury Notes	0.750%		12/15/13	3,700	3,710,841
U.S. Treasury Notes	1.625%		08/15/22-11/15/22	106,300	99,333,990
U.S. Treasury Notes	1.750%		05/15/23	1,800	1,685,812
U.S. Treasury Notes	2.000%		02/15/23	77,000	74,106,494

TOTAL U.S. TREASURY OBLIGATIONS (cost $472,494,248)					456,914,089

TOTAL LONG-TERM INVESTMENTS (cost $1,062,800,677)					1,039,431,207

SHORT-TERM INVESTMENTS — 7.2%
U.S. TREASURY OBLIGATIONS(n) — 4.0%
U.S. Treasury Bills	0.110%		09/05/13	2,500	2,499,908
U.S. Treasury Bills	0.125%		08/29/13	25,800	25,799,045
U.S. Treasury Bills	0.130%		01/09/14(k)	5,330	5,328,225
U.S. Treasury Bills	0.143%		02/06/14(h)	2,488	2,486,746
U.S. Treasury Bills	0.148%		01/09/14(h)	5,775	5,773,077
U.S. Treasury Bills	0.176%		02/06/14	1,700	1,699,143
U.S. Treasury Bills	0.190%		08/22/13	301	300,987

TOTAL U.S. TREASURY OBLIGATIONS (cost $43,881,220)					43,887,131

CERTIFICATES OF DEPOSIT(n) — 1.8%
Banco Brasil NY	1.300%		03/27/14	1,200	1,191,627
Banco Brasil NY	1.351%		11/01/13	1,500	1,495,812
Daimler Finance NA	1.802%		10/15/13	6,700	6,692,515
Itau Unibanco NY	1.498%		10/31/13	10,800	10,745,838

TOTAL CERTIFICATES OF DEPOSIT (cost $20,106,470)					20,125,792

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Mortgage Corp.	0.140%		10/08/13	9,000	8,998,767
Federal National Mortgage Assoc.	0.125%		01/27/14	2,500	2,498,543

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $11,494,712)					11,497,310

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

			Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 0.3%
Prudential Investment Portfolios2 — Prudential Core Taxable Money Market Fund (cost $2,893,495)(w) (Note 4)			2,893,495	$2,893,495

TOTAL SHORT-TERM INVESTMENTS (cost $78,375,897)				78,403,728

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 102.1% (cost $1,141,176,574)				1,117,834,935

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (0.4)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc	4.000%	TBA	$3,000	(3,125,273)
Federal National Mortgage Assoc	4.500%	TBA	1,000	(1,058,125)

TOTAL SECURITIES SOLD SHORT (proceeds received $4,213,907)				(4,183,398)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 101.7% (cost $1,136,962,667)				1,113,651,537
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (1.7)%				(18,401,263)

NET ASSETS — 100.0%				$1,095,250,274

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO	Collateralized Loan Obligation
GNMA	Government National Mortgage Assoc.
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation(1)
Long Position:
115	90 Day Euro Dollar	Mar. 2014	$28,609,125	$28,626,375	$17,250

Short Positions:
4	30 Year USD Deliverable Interest Rate Swap	Sep. 2013	380,201	362,125	18,076
1,741	5 Year U.S. Treasury Notes	Sep. 2013	213,281,483	210,742,609	2,538,874

					2,556,950

					$2,574,200

(1)	Cash of $14,000 and U.S. Treasury Securities, with a market value of $1,206,932 have been segregated to cover requirements for open futures contracts as of June 30, 2013.

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/02/13	Barclays Capital Group	BRL	2,219	$1,018,000	$986,671	$(31,329)
Expiring 08/02/13	Citigroup Global Markets	BRL	3,008	1,382,000	1,337,257	(44,743)
Expiring 08/02/13	UBS Securities	BRL	3,242	1,595,498	1,441,336	(154,162)
British Pound,
Expiring 07/02/13	Goldman Sachs & Co.	GBP	1,112	1,717,150	1,691,258	(25,892)
Chilean Peso,
Expiring 09/12/13	UBS Securities	CLP	16,035	32,192	31,174	(1,018)
Chinese Yuan,
Expiring 08/05/13	BNP Paribas	CNY	10,278	1,630,703	1,668,796	38,093
Expiring 08/05/13	Deutsche Bank	CNY	12,000	1,915,709	1,948,484	32,775
Expiring 08/05/13	UBS Securities	CNY	36,315	5,750,602	5,896,609	146,007
Expiring 11/25/13	JPMorgan Chase	CNY	153,047	24,180,000	24,687,312	507,312
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	2,040,000	1,884,831	(155,169)
Euro,
Expiring 07/02/13	Deutsche Bank	EUR	845	1,117,551	1,099,906	(17,645)
Expiring 07/02/13	Deutsche Bank	EUR	785	1,026,133	1,021,806	(4,327)
Expiring 07/02/13	Royal Bank of Canada	EUR	59,854	78,324,944	77,909,778	(415,166)
Expiring 08/02/13	Deutsche Bank	EUR	861	1,127,927	1,120,881	(7,046)
Expiring 09/17/13	JPMorgan Chase	EUR	18,496	24,804,801	24,084,096	(720,705)
Japanese Yen,
Expiring 07/18/13	Deutsche Bank	JPY	543,300	5,460,236	5,478,339	18,103

				$153,123,446	$152,288,534	$(834,912)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/10/13	Deutsche Bank	AUD	646	$597,485	$590,262	$7,223
Expiring 07/10/13	Deutsche Bank	AUD	257	237,498	234,826	2,672
Expiring 07/10/13	Hong Kong & Shanghai Bank	AUD	276	266,068	252,186	13,882
Expiring 07/10/13	Westpac Banking Corp.	AUD	9,249	9,049,222	8,450,993	598,229
Brazilian Real,
Expiring 08/02/13	Citigroup Global Markets	BRL	57,233	26,400,229	25,447,023	953,206
Expiring 08/02/13	Citigroup Global Markets	BRL	219	101,722	97,470	4,252

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (continued),
Expiring 08/02/13	JPMorgan Chase	BRL	5,900	$2,760,837	$2,623,212	$137,625
British Pound,
Expiring 07/02/13	Barclays Capital Group	GBP	375	576,390	570,344	6,046
Expiring 07/02/13	Barclays Capital Group	GBP	356	554,967	541,447	13,520
Expiring 07/02/13	Hong Kong & Shanghai Bank	GBP	381	577,596	579,469	(1,873)
Expiring 08/02/13	Deutsche Bank	GBP	1,112	1,716,800	1,690,889	25,911
Expiring 08/02/13	Deutsche Bank	GBP	285	439,499	433,366	6,133
Expiring 08/02/13	Deutsche Bank	GBP	234	360,695	355,817	4,878
Chinese Yuan,
Expiring 08/05/13	Barclays Capital Group	CNY	58,593	9,335,971	9,513,889	(177,918)
Expiring 11/25/13	UBS Securities	CNY	153,047	24,235,520	24,687,311	(451,791)
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	1,882,955	1,884,831	(1,876)
Euro,
Expiring 07/02/13	Citigroup Global Markets	EUR	576	762,589	749,758	12,831
Expiring 07/02/13	Morgan Stanley	EUR	60,908	78,674,985	79,281,731	(606,746)
Expiring 08/02/13	Barclays Capital Group	EUR	195	253,589	253,858	(269)
Expiring 08/02/13	Deutsche Bank	EUR	292	380,907	380,137	770
Expiring 08/02/13	Royal Bank of Canada	EUR	59,854	78,337,574	77,920,185	417,389
Japanese Yen,
Expiring 07/18/13	Royal Bank of Canada	JPY	1,610,634	16,273,715	16,240,748	32,967
Mexican Peso,
Expiring 09/18/13	JPMorgan Chase	MXN	262,010	21,220,556	20,070,747	1,149,809

				$274,997,369	$272,850,499	$2,146,870

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	12,500	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	$483,434	$(58,554)	$541,988	Deutsche Bank AG
AUD	11,300	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	437,022	(57,332)	494,354	Barclays Bank PLC
AUD	6,700	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	259,122	(32,506)	291,628	UBS AG
AUD	3,200	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	123,759	(18,563)	142,322	Citigroup, Inc.
BRL	51,800	01/02/17	8.650%	Brazilian interbank overnight lending rate(1)	(1,096,147)	36,922	(1,133,069)	HSBC Bank USA
BRL	21,400	01/02/17	8.860%	Brazilian interbank overnight lending rate(1)	(347,354)	171,464	(518,818)	Bank of America
BRL	8,100	01/02/17	9.010%	Brazilian interbank overnight lending rate(1)	(119,788)	89,578	(209,366)	JPMorgan Chase & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements (continued):
BRL 3,000	01/02/17	8.600%	Brazilian interbank overnight lending rate(1)	$(65,171)	$—	$(65,171)	Bank of America

				$(325,123)	$131,009	$(456,132)

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
AUD 12,500	03/15/23	0.750%	6 month Australian Bank Bill rate(1)	$(37,245)	$(485,989)	$(448,744)
AUD 1,100	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	(5,090)	(21,480)	(16,390)
AUD 14,200	12/11/23	4.250%	6 month Australian Bank Bill rate(1)	96,781	(209,366)	(306,147)
GBP 38,700	03/21/23	3.000%	6 Month LIBOR(1)	537,414	(1,556,352)	(2,093,766)
94,700	03/21/23	3.000%	3 month LIBOR(1)	(107,929)	(3,796,225)	(3,688,296)
66,600	06/19/33	2.480%	3 month LIBOR(1)	126,064	5,923,597	5,797,533
5,600	06/19/43	2.480%	3 month LIBOR(1)	335,546	767,108	431,562

				$945,541	$621,293	$(324,248)

(1)	Portfolio pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Implied Credit Spread at June 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
BP Capital Markets America	06/20/15	5.000%		1,950	0.340%	$184,502	$12,182	$172,320	Goldman Sachs & Co.
BP Capital Markets America	06/20/15	5.000%		1,400	0.340%	132,463	16,759	115,704	Goldman Sachs & Co.
BP Capital Markets America	06/20/15	5.000%		700	0.340%	66,113	(8,736)	74,849	Goldman Sachs & Co.
Citigroup, Inc.	09/20/14	1.000%		8,600	0.467%	57,835	(62,165)	120,000	Deutsche Bank AG
Dell, Inc.	12/20/17	1.000%		1,800	3.276%	(167,269)	(120,591)	(46,678)	Goldman Sachs & Co.
Federal Republic of Brazil	03/20/16	1.000%		6,200	1.448%	(64,673)	(31,865)	(32,808)	Citigroup, Inc.
Japan Gov’t. Series 55	03/20/16	1.000%		4,400	0.431%	69,322	17,325	51,997	Goldman Sachs & Co.
Japan Gov’t. Series 55	03/20/16	1.000%		2,800	0.431%	44,426	14,236	30,190	Royal Bank of Scotland PLC
Lloyds Bank	09/20/17	3.000%	EUR	4,300	1.364%	377,664	29,353	348,311	Morgan Stanley
Lloyds Bank	09/20/17	3.000%	EUR	1,200	1.364%	105,395	9,815	95,580	Deutsche Bank AG
People’s Republic of China	09/20/16	1.000%		4,400	0.751%	37,610	(12,131)	49,741	Morgan Stanley

						$843,388	$(135,818)	$979,206

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio entered into credit default swap agreements on corporate and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)		Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Chesapeake Energy Corp.	06/20/14		1,280	5.000%	$(54,756)	$8,462	$(63,218)	Goldman Sachs & Co.
Credit Agricole SA	12/20/16	EUR	2,800	1.000%	42,942	194,372	(151,430)	Citigroup, Inc.
Credit Agricole SA	12/20/16	EUR	1,650	1.000%	25,305	117,864	(92,559)	Goldman Sachs & Co.
D.R. Horton, Inc.	06/20/16		2,500	1.000%	8,905	78,735	(69,830)	Barclays Bank PLC
DJ iTraxx9EU 7YR Tranche 09-12%	06/20/15	EUR	6,100	0.000%	(4,114)	566,973	(571,087)	UBS AG
Lennar Corp.	06/20/15		9,200	5.000%	(740,191)	(326,025)	(414,166)	BNP Paribas
Pulte Group, Inc.	03/20/15		3,000	1.000%	(20,779)	81,323	(102,102)	Barclays Bank PLC

					$(742,688)	$721,704	$(1,464,392)

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)		Fixed Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation
Exchange-traded credit default swaps—Buy Protection(2):
Itraxx Europe Crossover Series	06/20/17	EUR	15,200	5.000%	$(1,204,130)	$(1,045,317)	$158,813
Itraxx Europe Crossover Series	12/20/17	EUR	25,840	5.000%	(1,243,042)	(1,180,230)	62,812

					$(2,447,172)	$(2,225,547)	$221,625

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$11,832,052	$—
Bank Loans	—	6,074,906	—
Certificates of Deposit	—	20,125,792	—
Commercial Mortgage-Backed Securities	—	19,749,149	—
Corporate Obligations	—	205,403,390	1,006,040
Foreign Government Bonds	—	71,004,913	—
Municipal Bonds	—	1,399,757	—
Residential Mortgage-Backed Securities	—	131,436,235	6,577,359
U.S. Government Agency Obligations	—	139,530,627	—
U.S. Treasury Obligations	—	500,801,220	—
Affiliated Money Market Mutual Fund	2,893,495	—	—
Short Sales — U.S. Government Agency Obligations	—	(4,183,398)	—
Other Financial Instruments*
Futures	2,574,200	—	—
Foreign Forward Currency Contracts	—	1,311,958	—
Interest Rate Swaps	(324,248)	(456,132)	—
Credit Default Swaps	221,625	(485,186)	—

Total	$5,365,072	$1,103,545,283	$7,583,399

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Residential Mortgage-Backed Securities	Corporate Obligations
Balance as of 12/31/12	$335,850	$7,306,444	$1,041,250
Accrued discounts/premiums	(338,822)	92,824	(18,362)
Realized gain (loss)	(1,434)	—	1,682
Change in unrealized appreciation (depreciation)**	4,406	(821,909)	(18,530)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 06/30/13	$—	$6,577,359	$1,006,040

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which, $(840,439) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

U.S. Treasury Obligations	45.7%
U.S. Government Agency Obligations	12.8
Residential Mortgage-Backed Securities	12.6
Financial — Bank & Trust	6.7
Foreign Government Bonds	6.5
Financial Services	6.2
Certificates of Deposits	1.8
Commercial Mortgage-Backed Securities	1.8
Home Builders	1.4
Insurance	1.2
Oil & Gas	1.1
Asset-Backed Securities	1.1
Healthcare Providers & Services	0.8
Telecommunications	0.5

Electric	0.4%
Diversified Financial Services	0.4
Beverages	0.3
Affiliated Money Market Mutual Fund	0.3
Pipelines	0.2
Municipal Bonds	0.1
Metals & Mining	0.1
Food	0.1
U.S. Government Agency Obligation	(0.4)

101.7
Liabilities in excess of other assets	(1.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$8,803,295	*	Due from broker — variation margin	$6,553,343	*
Interest rate contracts	Unrealized appreciation on over the counter swap agreements	1,470,292		Unrealized depreciation on over the counter swap agreements	1,926,424
Interest rate contracts	Premiums paid for swap agreements	297,964		Premiums received for swap agreements	166,955
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	4,129,633		Unrealized depreciation on foreign currency forward contracts	2,817,675
Credit contracts	Due from broker — variation margin	221,625	*	—	—
Credit contracts	Unrealized appreciation on over the counter swap agreements	1,058,692		Unrealized depreciation on over the counter swap agreements	1,543,878
Credit contracts	Premiums paid for swap agreements	1,147,399		Premiums received for swap agreements	561,513

Total		$17,128,900			$13,569,788

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(779,309)	$1,899,576	$957,925	$7,555,223	$—	$9,633,415
Foreign exchange contracts	—	—	145	—	1,632,605	1,632,750
Credit contracts	—	—	—	(3,809,209)	—	(3,809,209)

Total	$(779,309)	$1,899,576	$958,070	$3,746,014	$1,632,605	$7,456,956

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$774,897	$2,574,200	$(954,560)	$(12,220,794)	$—	$(9,826,257)
Foreign exchange contracts	—	—	—	—	3,744,821	3,744,821

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Credit contracts	—	—	—	1,757,657	—	1,757,657

Total	$774,897	$2,574,200	$(954,560)	$(10,463,137)	$3,744,821	$(4,323,779)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements - Buy Protection(6)	Credit Default Swap Agreements - Sell Protection(6)
$260,010	$319,356	$9,536,375	$99,619,904	$112,019,375	$277,912,596	$328,331,773	$97,439,740	$39,406,333

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$31,465	$—	$—	$31,465
Over-the-counter derivatives	6,658,617	—	—	6,658,617

				6,690,082

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Securities sold short	(4,183,398)	4,183,398	—	—
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	(6,287,977)	—	—	(6,287,977)

				(6,287,977)

Collateral Amount Pledged/(Received):
Securities sold short				—
Exchange-traded and cleared derivatives				—
Over-the-counter derivatives				(370,640)

Net Amount				$31,465

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,138,283,079)	$1,114,941,440
Affiliated investments (cost $2,893,495)	2,893,495
Foreign currency, at value (cost $1,977,505)	1,923,657
Deposit with broker	311,551
Receivable for investments sold	4,934,004
Receivable for fund share sold	4,498,353
Unrealized appreciation on foreign currency forward contracts	4,129,633
Dividends and interest receivable	4,004,589
Unrealized appreciation on over-the-counter swap agreements	2,528,984
Premiums paid for swap agreements	1,445,363
Due from broker-variation margin	31,465
Prepaid expenses	10,356

Total Assets	1,141,652,890

LIABILITIES:
Payable for investments purchased	29,639,375
Due to broker	4,892,000
Securities sold short, at value (proceeds received $4,213,907)	4,183,398
Unrealized depreciation on over-the-counter swap agreements	3,470,302
Unrealized depreciation on foreign currency forward contracts	2,817,675
Premiums received for swap agreements	728,468
Advisory fees payable	286,660
Payable for fund share repurchased	240,862
Accrued expenses and other liabilities	131,565
Distribution fee payable	11,894
Affiliated transfer agent fee payable	417

Total Liabilities	46,402,616

NET ASSETS	$1,095,250,274

Net assets were comprised of:
Paid-in capital	$1,097,472,853
Retained earnings	(2,222,579)

Net assets, June 30, 2013	$1,095,250,274

Net asset value and redemption price per share, $1,095,250,274 / 105,237,031 outstanding shares of beneficial interest	$10.41

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$10,159,689
Affiliated dividend income	1,532

10,161,221

EXPENSES
Advisory fees	3,622,231
Distribution fee	397,262
Shareholder servicing fees and expenses	176,219
Custodian and accounting fees	103,000
Audit fee	26,000
Trustees’ fees	11,000
Insurance expenses	7,000
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	8,349

Total expenses	4,367,061
Less: shareholder servicing fee waiver	(42,611)

Net expenses	4,324,450

NET INVESTMENT INCOME	5,836,771

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	1,586,069
Futures transactions	1,899,576
Options written transactions	958,070
Short sales transactions	55,702
Swap agreements transactions	3,746,014
Foreign currency transactions	613,804

8,859,235

Net change in unrealized appreciation (depreciation) on:
Investments	(27,634,224)
Futures	2,574,200
Options written	(954,560)
Short sales	33,320
Swap agreements	(10,463,137)
Foreign currencies	3,656,425

(32,787,976)

NET LOSS ON INVESTMENTS	(23,928,741)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,091,970)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,836,771	$11,024,914
Net realized gain (loss) on investment and foreign currency transactions	8,859,235	(9,226,228)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(32,787,976)	50,030,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,091,970)	51,829,000

DISTRIBUTIONS	—	(49,170,671)

FUND SHARE TRANSACTIONS:
Fund share sold [6,621,956 and 31,050,098 shares, respectively]	69,977,854	329,441,445
Fund share issued in reinvestment of distributions [0 and 4,723,407 shares, respectively]	—	49,170,671
Fund share repurchased [12,781,669 and 21,681,387 shares, respectively]	(134,684,737)	(229,384,836)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(64,706,883)	149,227,280

TOTAL INCREASE (DECREASE) IN NET ASSETS	(82,798,853)	151,885,609
NET ASSETS:
Beginning of period	1,178,049,127	1,026,163,518

End of period	$1,095,250,274	$1,178,049,127

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 110.3% ASSET-BACKED SECURITIES — 1.9%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
ACA CLO 2006-1 Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.526%	(c)	07/25/18		$2,231	$2,211,031
ACE Securities Corp., Series 2006-HE4, Class A2A	Ca	0.253%	(c)	10/25/36		486	154,515
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.468%	(c)	09/25/34		1,715	1,702,886
Auto ABS Srl (Italy), Series 2007-2, Class A	A2	0.347%	(c)	10/25/20	EUR	3,016	3,926,542
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	Caa1	0.273%	(c)	10/25/36		67	65,411
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Ba1	0.283%	(c)	06/25/47		259	256,969
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Ba2	0.293%	(c)	05/25/37		3,569	3,452,716
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	2.943%	(c)	08/15/18		34,000	34,916,742
Commercial Industrial Finance Corp. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.535%	(c)	03/01/21		6,058	5,963,759
Commercial Industrial Finance Corp. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.535%	(c)	05/10/21		14,000	13,684,062
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Ca	0.253%	(c)	11/25/36		237	111,810
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Ba3	0.933%	(c)	05/25/40		1,680	1,574,873
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	NR	0.433%	(c)	06/25/32		1,506	1,417,979
First NLC Trust, Series 2007-1, Class A1, 144A	Ca	0.263%	(c)	08/25/37		5,416	2,644,188
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Ca	0.253%	(c)	01/25/37		103	53,720
Galaxy CLO Ltd. (Cayman Islands), Series 2007-8A, Class A, 144A	Aaa	0.516%	(c)	04/25/19		13,610	13,338,524
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Ca	0.233%	(c)	08/25/36		66	25,687
Hillmark Funding (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.524%	(c)	05/21/21		30,400	29,409,203
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.482%	(c)	01/20/34		3,914	3,843,565
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Baa3	0.273%	(c)	03/25/37		4	4,209
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Caa1	0.253%	(c)	03/25/47		1,192	1,112,994
Lehman XS Trust, Series 2006-14N, Class 1A2	C	0.433%	(c)	09/25/46		170	14,264
Lehman XS Trust, Series 2006-16N, Class A4B	C	0.433%	(c)	11/25/46		291	38,264
Lehman XS Trust, Series 2006-GP2, Class 3A2	C	0.423%	(c)	06/25/46		85	3,390
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.753%	(c)	10/25/34		127	119,816
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A1	B2	0.273%	(c)	05/25/37		72	71,938
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Ca	0.243%	(c)	11/25/36		9	3,697
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	Caa3	5.726%		10/25/36		465	284,968
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Ca	0.553%	(c)	04/25/37		1,113	565,491
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ1, Class M2	B3	1.183%	(c)	09/25/34		5,862	4,906,375
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class MII1	A3	1.288%	(c)	12/25/33		5,374	4,363,512

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Ca	0.253%	(c)	12/25/36		$158	$46,278
SLM Student Loan Trust, Series 2009-CT, Class 1A, 144A	Aaa	2.350%	(c)	04/15/39(g)		1,162	1,165,173
SLM Student Loan Trust, Series 2010-C, Class A2, 144A	Aaa	2.843%	(c)	12/16/19		2,200	2,244,700
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	Ca	0.253%	(c)	11/25/36		241	89,069
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Caa1	0.273%	(c)	06/25/37		1,142	960,836
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF1, Class M2	Caa2	0.533%	(c)	02/25/36		1,500	1,186,437

TOTAL ASSET-BACKED SECURITIES (cost $139,822,745)							135,935,593

BANK LOANS(c) — 0.2%
Financial Services — 0.2%
Springleaf Finance Corp., Initial Loan	B3	5.500%		05/28/17		12,482	12,485,623

Healthcare Providers & Services
HCA, Inc., Term Loan A	Ba3	2.704%		05/02/16		2,423	2,411,972

TOTAL BANK LOANS (cost $14,838,600)							14,897,595

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	2.493%	(c)	11/15/15		16,176	16,188,872
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44		400	437,968
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471%	(c)	01/12/45		1,100	1,233,097
Commercial Mortgage Trust, Series 2005-GG5, Class A5	Aa2	5.224%	(c)	04/10/37		34,978	37,475,667
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A3	Baa1	5.383%		02/15/40		1,100	1,183,754
European Loan Conduit (Ireland), Series 25X, Class A	A1	0.353%	(c)	05/15/19	EUR	578	725,571
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799%	(c)	08/10/42		200	208,635
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A	Aaa	4.678%		07/15/42		308	309,536
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 144A	AAA(d)	4.070%		11/15/43		12,200	12,838,646
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	AA-(d)	5.866%	(c)	09/15/45		16,899	18,835,409
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.731%	(c)	07/09/21		7,471	7,444,954
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aa3	5.485%	(c)	03/12/51		2,300	2,544,842
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 144A	Aaa	5.982%	(c)	08/12/45		100	111,961
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 144A	Aaa	0.273%	(c)	06/15/20		2,853	2,828,646

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $96,842,432)							102,367,558

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS — 13.7%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Airlines
UAL 1991 Pass-Through Trust AB, Pass-Through Certificates	NR	10.020%		03/22/14(g)		$399	$201,639

Automobiles — 0.1%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.472%	(c)	09/13/13		9,800	9,818,375

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	0.826%	(c)	01/27/14		16,500	16,548,857

Chemicals
Braskem Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.750%		04/15/21		3,300	3,217,500

Diversified Financial Services — 0.4%
Banque PSA Finance SA (France), Sr. Unsec’d. Notes, 144A	Ba1	2.182%	(c)	04/04/14(g)		14,700	14,571,595
Fifth Third Bancorp, Sub. Notes	Baa2	0.692%	(c)	12/20/16		2,300	2,257,349
Gazprom OAO Via White Nights Finance BV (Netherlands), Sr. Unsec’d. Notes	Baa1	10.500%		03/08/14		5,800	6,139,590
Gazprom OAO Via White Nights Finance BV (Netherlands), Sr. Unsec’d. Notes	Baa1	10.500%		03/25/14		300	318,675
Odebrecht Drilling Norbe VIII/IX Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Baa3	6.350%		06/30/21		2,755	2,782,550

							26,069,759

Financial Services — 4.2%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes	Baa1	7.700%		08/07/13		1,000	1,003,232
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes	Baa1	8.700%		08/07/18		1,200	1,413,000
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	8.700%		08/07/18		2,000	2,355,000
Ally Financial, Inc., Gtd. Notes	B1	3.475%	(c)	02/11/14		4,400	4,417,116
Ally Financial, Inc., Gtd. Notes	B1	3.672%	(c)	06/20/14		11,100	11,198,124
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20		6,900	7,952,250
Bank One Capital III, Ltd. Gtd. Notes	Baa2	8.750%		09/01/30		1,100	1,470,381
Citigroup, Inc., Notes, MTN	Baa2	5.500%		10/15/14		22,100	23,244,404
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	1.727%	(c)	01/13/14		11,600	11,666,039
Citigroup, Inc., Sub. Notes	Baa3	4.875%		05/07/15		5,200	5,485,558
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	5.625%		09/15/15		10,400	11,173,978
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	7.000%		04/15/15		11,900	12,900,921
General Electric Capital Corp., Sub. Notes, MTN	A2	6.375%	(c)	11/15/67		6,175	6,422,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	1.273%	(c)	02/07/14		11,600	11,630,241
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750%		09/01/16		5,400	5,832,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%		05/15/16		1,400	1,438,688
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	A2	0.471%	(c)	09/26/13	EUR	1,100	1,432,451
JPMorgan Chase Bank NA, Sub. Notes	A1	0.886%	(c)	05/31/17	EUR	6,400	8,026,449
JPMorgan Chase Bank NA, Sub. Notes	A1	6.000%		10/01/17		1,800	2,050,364
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes	B1	7.869%		08/25/20	GBP	7,850	12,094,741
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes, 144A	BB-(d)	8.500%	(c)	12/29/49		700	712,861

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Financial Services (continued)
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Baa2	0.499%(c)	05/30/14	EUR	11,600	$15,062,274
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	0.467%(c)	01/31/14	EUR	14,100	18,334,919
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	0.500%(c)	08/25/14	EUR	3,100	4,018,799
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	1.875%(c)	01/24/14		4,600	4,626,878
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.375%	10/15/15		8,600	9,206,076
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%	04/28/15		1,400	1,501,030
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16		2,300	2,438,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.576%(c)	01/27/14		10,000	9,912,060
Springleaf Finance Corp., Sr. Unsec’d. Notes	Caa1	4.125%	11/29/13	EUR	12,000	15,541,614
SSIF Nevada LP, Bank Gtd. Notes, 144A	Aa2	0.977%(c)	04/14/14		61,300	61,586,639
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	Aaa	4.300%	10/25/19		2,900	3,130,315
TNK-BP Finance SA (Luxembourg), Gtd. Notes	Baa2	7.875%	03/13/18		3,400	3,867,500
TNK-BP Finance SA (Luxembourg), Sr. Unsec’d. Notes	Baa2	7.250%	02/02/20		700	784,000
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	1.276%(c)	01/28/14		1,163	1,169,109
UBS Preferred Funding Trust V, Jr. Sub. Notes	Ba2	6.243%(c)	05/29/49		5,800	5,974,000
UFJ Finance Aruba AEC (Aruba), Bank Gtd. Notes	A(d)	6.750%	07/15/13		400	400,809

						301,473,820

Financial–Bank & Trust — 6.4%
American Express Co., Sr. Unsec’d. Notes	A3	7.250%	05/20/14		10,000	10,574,950
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	2.125%	01/10/14		14,000	14,117,600
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.250%	01/14/16		10,000	10,100,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico), Sr. Unsec’d. Notes, 144A	BBB(d)	4.125%	11/09/22		6,700	6,281,250
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.500%	08/01/16		5,855	6,601,196
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	1.696%(c)	01/30/14		37,300	37,505,299
Bank of America Corp., Sub. Notes	Baa3	0.605%(c)	08/15/16		1,900	1,832,776
Bank of America NA, Sub. Notes	Baa1	6.000%	10/15/36		1,900	2,112,730
Bank of China Hong Kong Ltd. (Hong Kong), Sub. Notes, 144A	A1	5.550%	02/11/20		2,900	3,025,353
Bank of Montreal (Canada), Covered Bonds, 144A	Aaa	1.950%	01/30/18		300	306,953
Bank of Montreal (Canada), Covered Bonds, 144A	Aaa	2.850%	06/09/15		4,400	4,581,720
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.950%	01/30/17		800	817,440
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	2.375%	01/13/14		1,200	1,209,983
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	5.200%	07/10/14		900	938,880
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	A2	4.500%	03/10/16		4,000	4,150,000
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	Baa2	6.500%	03/10/21		8,000	8,400,000
BNP Paribas SA (France), Bank Gtd. Notes	A2	1.179%(c)	01/10/14		26,300	26,372,351
BPCE SA (France), Sr. Unsec’d. Notes, 144A	A2	2.375%	10/04/13		2,500	2,506,264
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aa2	1.073%(c)	09/18/15(g)		20,000	20,189,260
Credit Agricole Home Loan SFH (France), Covered Bonds, 144A	Aaa	1.026%(c)	07/21/14		33,500	33,655,459

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Financial–Bank & Trust (continued)
Credit Agricole SA (France), Jr. Sub. Notes, 144A	Ba2	8.375%(c)	10/29/49		$15,800	$16,728,250
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	A1	2.200%	01/14/14		4,800	4,841,563
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	Baa1	1.327%(c)	04/14/14		25,000	25,106,950
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	Aa3	2.750%	01/10/14		200	202,131
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	Aa3	0.756%(c)	04/29/14		25,400	25,343,195
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	Aa3	2.750%	04/29/14		5,200	5,287,308
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.000%	01/29/21		2,600	2,578,441
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%	06/29/20		4,200	4,446,674
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa3	2.000%	01/19/14		6,100	6,152,619
Itau Unibanco Holding SA (Brazil), Sub. Notes, 144A	Baa3	6.200%	04/15/20		9,700	9,977,065
Lloyds TSB Bank PLC (United Kingdom), Jr. Sub. Notes, 144A.	BB+(d)	12.000%(c)	12/29/49		20,000	26,639,120
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	0.998%(c)	04/11/14		27,000	27,145,827
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	2.125%	01/14/14		1,800	1,816,178
Nordea Eiendomskreditt A/S (Norway), Covered Bonds, 144A	Aaa	0.700%(c)	04/07/15		13,400	13,417,464
Northern Rock Asset Management PLC (United Kingdom), Covered Bonds, 144A	Aaa	5.625%	06/22/17(g)		37,200	42,122,304
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes	NR	6.875%	03/19/20	EUR	8,500	11,893,760
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa3	2.148%(c)	04/11/14		10,200	10,221,104
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Baa2	2.991%	10/07/13		6,200	6,214,196
Sberbank of Russia Via SB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	4.950%	02/07/17		2,900	2,977,066
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa2	4.500%	07/27/15		7,000	7,311,311
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	1.950%	01/14/14(g)		6,000	6,041,976
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	Baa2	2.776%(c)	04/20/16		3,800	3,714,500

						455,458,466

Insurance — 0.4%
American International Group, Inc., Jr. Sub. Notes	Baa2	6.250%	03/15/87		5,500	5,616,875
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15		800	867,206
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18		7,500	9,301,073
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18		2,200	2,473,702
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.550%	04/27/15		8,100	8,789,018

						27,047,874

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Metals & Mining — 0.3%
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, 144A	A1	7.500%	01/15/19		$3,700	$4,425,718
CSN Resources SA (Luxembourg), Gtd. Notes, 144A	Ba1	6.500%	07/21/20		1,150	1,119,813
Gerdau Holdings, Inc., Gtd. Notes, 144A	BBB-(d)	7.000%	01/20/20		12,200	12,871,000
Gerdau Trade, Inc. (British Virgin Islands), Gtd. Notes, 144A	BBB-(d)	5.750%	01/30/21		2,500	2,462,500

						20,879,031

Oil & Gas — 0.8%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	1.205%(c)	06/02/14		9,700	9,742,932
ENN Energy Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Baa3	6.000%	05/13/21		600	633,448
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.212%	11/22/16		1,000	1,082,000
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.146%	04/11/18		6,000	6,870,000
Novatek OAO via Novatek Finance Ltd (Ireland), Sr. Unsec’d. Notes, 144A	Baa3	5.326%	02/03/16		3,100	3,247,250
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21		5,230	5,254,550
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	7.875%	03/15/19		4,800	5,550,542
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes	Aa3	5.298%	09/30/20		2,942	3,162,403
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A	Aa3	5.298%	09/30/20		1,207	1,297,396
Southern Gas Networks PLC (United Kingdom), Sr. Unsec’d. Notes	A2	0.794%(c)	10/21/15	GBP	13,500	19,938,987

						56,779,508

Retail & Merchandising
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%	01/10/30		1,048	1,234,034

Savings & Loan — 0.1%
Nationwide Building Society (United Kingdom), Notes, 144A	A2	6.250%	02/25/20		9,800	10,924,677

Telecommunications — 0.2%
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	3.375%	10/14/16		400	415,699
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.200%	11/10/26		7,950	7,989,750
Verizon Virginia, Inc., Gtd. Notes	A-(d)	7.875%	01/15/22		3,000	3,745,083

						12,150,532

Utilities — 0.6%
Entergy Corp., Sr. Unsec’d. Notes	Baa3	3.625%	09/15/15		14,700	15,229,950
Korea Electric Power Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%	10/05/15		16,000	16,375,617
Majapahit Holding BV (Netherlands), Gtd. Notes	Baa3	7.250%	06/28/17		4,400	4,851,000
Majapahit Holding BV (Netherlands), Gtd. Notes, 144A	Baa3	7.750%	01/20/20		5,000	5,475,000

						41,931,567

TOTAL CORPORATE BONDS (cost $951,248,216)						983,735,639

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

FOREIGN GOVERNMENT BONDS — 4.6%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Autonomous Community of Valencia (Spain), Sr. Unsec’d. Notes, MTN	B1	4.375%	07/16/15	EUR	1,900	$2,433,551
Banco Nacional de Desenvolvimento Economicoe Social (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	4.125%	09/15/17	EUR	2,700	3,629,006
Brazil Letras do Tesouro Nacional (Brazil), Unsec’d. Notes	A-(d)	10.590%(s)	01/01/17	BRL	10,000	3,097,452
Brazil Notas do Tesouro Nacional (Brazil), Notes	Baa2	10.000%	01/01/23	BRL	108	45,215
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%	01/01/21	BRL	183	77,648
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	Baa2	10.000%	01/01/17	BRL	9,730	4,245,422
Korea Housing Finance Corp. (South Korea), Covered Bonds, 144A	Aa1	4.125%	12/15/15		2,700	2,841,653
Mexican Bonos (Mexico), Bonds	Baa1	6.000%	06/18/15	MXN	72,100	5,732,121
Mexican Bonos (Mexico), Bonds	Baa1	6.250%	06/16/16	MXN	58,500	4,733,780
Mexican Bonos (Mexico), Bonds	Baa1	10.000%	12/05/24	MXN	149,600	15,566,784
Province of British Columbia Canada (Canada), Sr. Unsec’d. Notes	Aaa	1.200%	04/25/17		37,400	37,636,480
Province of Ontario (Canada), Bonds	Aa2	4.000%	06/02/21	CAD	43,100	43,776,191
Province of Ontario (Canada), Bonds	Aa2	4.200%	03/08/18	CAD	2,800	2,887,911
Province of Ontario (Canada), Bonds	Aa2	4.200%	06/02/20	CAD	14,700	15,170,758
Province of Ontario (Canada), Bonds, MTN	Aa2	4.600%	06/02/39	CAD	4,700	4,941,324
Province of Ontario (Canada), Debs	Aa2	6.500%	03/08/29	CAD	9,800	12,344,068
Province of Ontario (Canada), Notes, MTN	Aa2	5.500%	06/02/18	CAD	3,200	3,479,928
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa2	1.650%	09/27/19		3,500	3,343,550
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa2	3.000%	07/16/18		2,700	2,835,729
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa2	4.400%	04/14/20		3,800	4,213,455
Province of Ontario (Canada), Sr. Unsec’d. Notes, MTN	Aa2	4.000%	10/07/19		1,200	1,305,420
Province of Ontario (Canada), Unsec’d. Notes	Aa2	2.850%	06/02/23	CAD	1,300	1,185,711
Province of Ontario (Canada), Unsec’d. Notes	Aa2	3.150%	06/02/22	CAD	37,600	35,607,561
Province of Ontario (Canada), Unsec’d. Notes	Aa2	4.300%	03/08/17	CAD	8,500	8,758,225
Province of Quebec (Canada), Debs	Aa2	4.500%	12/01/17	CAD	4,400	4,583,832
Province of Quebec (Canada), Notes	Aa2	4.250%	12/01/21	CAD	33,900	34,861,526
Province of Quebec (Canada), Notes	Aa2	4.500%	12/01/20	CAD	36,700	38,481,086
Province of Quebec (Canada), Sr. Unsec’d. Notes	Aa2	2.750%	08/25/21		4,400	4,321,623
Province of Quebec (Canada), Unsec’d. Notes	Aa2	3.000%	09/01/23	CAD	400	366,679
Province of Quebec (Canada), Unsec’d. Notes	Aa2	3.500%	07/29/20		1,700	1,788,570
Province of Quebec (Canada), Unsec’d. Notes	Aa2	3.500%	12/01/22	CAD	5,400	5,211,922
Province of Quebec Canada (Canada), Bonds	Aa2	4.250%	12/01/43	CAD	5,100	5,055,386
Republic of Panama (Panama), Sr. Unsec’d. Notes	Baa2	7.250%	03/15/15		900	983,250
Vnesheconombank Via VEB Finance PLC (Ireland), Sr. Unsec’d. Notes, 144A	BBB(d)	5.375%	02/13/17		2,500	2,596,875
Vnesheconombank Via VEB Finance PLC (Ireland), Sr. Unsec’d. Notes, 144A	BBB(d)	5.450%	11/22/17		2,900	3,008,750
Xunta de Galicia (Spain), Sr. Unsub. Notes	Baa3	5.763%	04/03/17	EUR	2,600	3,527,097
Xunta de Galicia (Spain), Sr. Unsub. Notes	Baa3	6.131%	04/03/18	EUR	1,050	1,442,884

TOTAL FOREIGN GOVERNMENT BONDS (cost $329,398,275)						326,118,423

MUNICIPAL BONDS — 4.8%
California — 2.5%
Bay Area Toll Authority, Revenue Bonds	A1	7.043%	04/01/50		6,700	8,620,220
California Infrastructure & Economic Development Bank, Revenue Bonds	Aa2	6.486%	05/15/49		2,600	2,820,454
California State University, Revenue Bonds	Aa2	6.484%	11/01/41		4,500	4,737,510

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
California (continued)
City of Los Angeles Wastewater System, Revenue Bonds	Aa2	5.713%	06/01/39	$2,400	$2,581,248
City of Riverside CA Electric, Revenue Bonds	AA-(d)	7.605%	10/01/40	9,300	11,590,683
Los Angeles Department of Water & Power, Revenue Bonds	Aa2	6.603%	07/01/50	3,300	4,181,166
Los Angeles Unified School District, General Obligation Unlimited	Aa2	6.758%	07/01/34	14,700	18,102,609
Orange County Local Transportation Authority, Series A, Revenue Bonds	Aa2	6.908%	02/15/41	16,100	20,694,779
State of California, General Obligation Unlimited	A1	5.950%	04/01/16	2,000	2,225,740
State of California, General Obligation Unlimited	A1	7.500%	04/01/34	9,200	11,992,200
State of California, General Obligation Unlimited	A1	7.550%	04/01/39	20,200	27,035,074
State of California, General Obligation Unlimited	A1	7.600%	11/01/40	7,100	9,583,935
University of California, Revenue Bonds	Aa2	5.000%	05/15/37	500	519,900
University of California, Revenue Bonds	Aa2	6.583%	05/15/49	42,800	50,872,080

					175,557,598

Florida
County of Seminole Water & Sewer, Revenue Bonds	Aa2	6.443%	10/01/40	400	441,648

Illinois — 0.7%
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.300%	12/01/21	300	332,430
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.899%	12/01/40	18,200	21,270,522
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.200%	12/01/40	2,900	3,150,676
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.300%	12/01/21	200	221,620
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.899%	12/01/40	10,200	11,729,286
Illinois Finance Authority, Revenue Bonds	Aa1	5.750%	07/01/33	4,900	5,660,284
Illinois Municipal Electric Agency, Revenue Bonds	A1	6.832%	02/01/35	4,800	5,379,744
Regional Transportation Authority, Series A, Revenue Bonds	Aa3	5.000%	07/01/25	1,600	1,723,216

					49,467,778

Iowa — 0.1%
State of Iowa, Revenue Bonds	Aa2	6.750%	06/01/34	6,800	7,816,192

Massachusetts — 0.2%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.000%	07/01/36	5,100	5,875,761
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.500%	11/15/36	500	561,270
Massachusetts Port Authority, Revenue Bonds	A3	6.352%	07/01/37	7,900	8,701,297

					15,138,328

Nebraska — 0.1%
Public Power Generation Agency, Revenue Bonds	A2	7.242%	01/01/41	3,600	4,000,968

Nevada — 0.1%
County of Clark NV Airport, Revenue Bonds	Aa2	6.820%	07/01/45	5,400	7,045,272

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

MUNICIPAL BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Nevada (continued)
Truckee Meadows Water Authority, Series A, Revenue Bonds	Aa2	5.000%	07/01/36	$195	$202,055

					7,247,327

New Jersey — 0.1%
Jersey City Municipal Utilities Authority, Series A, Revenue Bonds	A2	4.810%	05/15/14	1,000	1,023,770
New Jersey State Turnpike Authority, Series A, Revenue Bonds	A3	7.102%	01/01/41	5,500	7,105,175

					8,128,945

New York
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	5.750%	06/15/40	300	338,106
New York City Transitional Finance Authority, Revenue Bonds	Aa1	5.000%	02/01/31	1,500	1,630,845

					1,968,951

North Carolina — 0.1%
North Carolina Turnkpike Authority, Revenue Bonds	Aa2	6.700%	01/01/39	5,300	6,046,134

Ohio — 0.3%
American Municipal Power, Inc., Revenue Bonds	A3	8.084%	02/15/50	18,200	23,277,254

Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%	06/01/32	1,205	1,192,950
Tobacco Settlement Financing Corp., Revenue Bonds	Ba1	6.250%	06/01/42	400	396,000

					1,588,950

Tennessee — 0.5%
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bonds	Aa3	6.568%	07/01/37	7,700	9,501,030
Metropolitan Government of Nashville & Davidson County, Series C, Revenue Bonds	Aa3	6.693%	07/01/41	21,000	26,032,440

					35,533,470

Texas
Dallas County Hospital District, General Obligation Ltd.	AAA(d)	6.171%	08/15/34	1,600	1,831,040

Wisconsin — 0.1%
State of Wisconsin, Revenue Bonds	Aa3	5.050%	05/01/18	2,500	2,757,725
State of Wisconsin, Revenue Bonds	Aa3	5.700%	05/01/26	510	598,521

					3,356,246

TOTAL MUNICIPAL BONDS (cost $297,249,282)					341,400,829

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.2%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Baa1	5.500%	01/25/34	1,108	1,126,958
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Caa2	2.878%(c)	09/25/35	3,635	3,233,181

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Alternative Loan Trust, Series 2003-20CB, Class 1A4	BBB+(d)	5.500%	10/25/33		$7,001	$7,271,709
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Baa1	2.416%(c)	02/25/45		835	828,943
Arran Residential Mortgages Funding PLC (United Kingdom), Series 2010-1A, Class A2B, 144A	Aaa	1.603%(c)	05/16/47	EUR	8,066	10,657,106
Banc of America Funding Corp., Series 2005-D, Class A1	A+(d)	2.639%(c)	05/25/35		1,163	1,164,797
Banc of America Funding Corp., Series 2006-J, Class 4A1	D(d)	5.630%(c)	01/20/47		1,400	1,064,925
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	AA+(d)	6.500%	10/25/31		26	27,661
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Baa3	2.657%(c)	07/25/34		1,453	1,443,824
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	NR	5.340%(c)	03/26/37		1,648	1,511,543
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	AA+(d)	2.677%(c)	02/25/33		82	82,091
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	AA+(d)	2.959%(c)	02/25/33		118	104,248
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Baa1	2.573%(c)	04/25/33		56	56,938
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Baa3	2.901%(c)	01/25/34		10	9,972
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Baa1	3.082%(c)	01/25/34		299	293,686
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	Caa1	2.917%(c)	07/25/34		1,695	1,595,384
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	Caa1	2.595%(c)	11/25/34		5,033	4,918,275
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	B2	2.976%(c)	01/25/35		1,044	982,126
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Baa3	2.793%(c)	03/25/35		939	928,901
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Ba3	2.320%(c)	08/25/35		21,920	21,572,280
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Baa1	2.499%(c)	12/25/33		2,684	2,658,143
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	B3	2.709%(c)	05/25/35		2,431	2,220,561
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	B2	2.709%(c)	05/25/35		1,760	1,738,931
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.864%(c)	09/25/35		1,240	1,016,327
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Ca	2.778%(c)	03/25/36		459	300,426
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	A2	0.353%(c)	02/25/34		2,662	2,588,364
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	2.638%(c)	01/26/36		4,724	3,561,398
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	2.653%(c)	12/26/46		2,471	1,684,497
Citigroup Mortgage Loan Trust, Series 2006-AR9, Class 1A3	B3	0.433%(c)	11/25/36		1,600	1,270,251
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ca	2.703%(c)	08/25/35		4,676	2,552,521

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa3	2.730%(c)	12/25/35	$	386	$250,997
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Ca	5.347%(c)	11/25/35		426	313,025
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	C	0.463%(c)	05/25/36		205	35,329
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	C	0.443%(c)	10/25/46		357	98,679
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Caa3	0.372%(c)	02/20/47		4,226	2,801,461
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Caa3	0.373%(c)	05/25/47		5,791	4,390,556
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	B3	2.915%(c)	11/25/34		3,306	3,041,200
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Caa1	2.740%(c)	02/20/35		5,500	5,138,485
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Caa2	5.029%(c)	10/20/35		501	406,818
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Caa2	2.783%(c)	02/20/36		550	471,053
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	Ca	0.533%(c)	03/25/36		556	248,670
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	C	0.543%(c)	02/25/36		215	58,002
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Ca	2.710%(c)	05/20/36		904	697,502
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	NR	0.827%(c)	03/25/32		37	33,458
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B	Ca	6.300%	07/25/36		580	372,637
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	C	0.512%(c)	07/19/45		301	45,440
Fannie Mae REMICS, Series 1993-70, Class Z	NR	6.900%	05/25/23		28	31,983
Fannie Mae REMICS, Series 2001-29, Class Z	NR	6.500%	07/25/31		70	78,388
Fannie Mae REMICS, Series 2002-56, Class MC	NR	5.500%	09/25/17		34	36,302
Fannie Mae REMICS, Series 2003-25, Class KP	NR	5.000%	04/25/33		1,631	1,776,823
Fannie Mae REMICS, Series 2003-33, Class PU	NR	4.500%	05/25/33		86	92,961
Fannie Mae REMICS, Series 2005-75, Class FL	NR	0.643%(c)	09/25/35		4,359	4,386,964
Fannie Mae REMICS, Series 2006-5, Class 3A2	NR	2.571%(c)	05/25/35		230	235,385
Fannie Mae REMICS, Series 2006-118, Class A1	NR	0.253%(c)	12/25/36		701	691,957
Fannie Mae REMICS, Series 2007-30, Class AF	NR	0.503%(c)	04/25/37		3,615	3,623,076
Fannie Mae REMICS, Series 2007-73, Class A1	NR	0.253%(c)	07/25/37		2,657	2,509,967
Fannie Mae REMICS, Series 2012-55, Class PC	NR	3.500%	05/25/42		52,839	52,498,799
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	NR	6.062%(c)	12/25/42		565	629,808
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	NR	7.000%	02/25/44		130	150,622
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	NR	7.500%	03/25/44		120	140,796
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	NR	1.574%(c)	07/25/44		1,224	1,256,133
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	NR	1.374%(c)	10/25/44		827	835,473
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	NR	1.374%(c)	02/25/45		206	208,875
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	NR	0.233%(c)	12/25/36		4,811	4,781,242

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#				Value (Note 2)
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1	Caa2	2.339%(c)	09/25/35	$		111		$91,781
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	B-(d)	2.615%(c)	08/25/35			1,161		1,107,119
Freddie Mac REMICS, Series 2064, Class ZA	NR	6.500%	05/15/28			603		680,702
Freddie Mac REMICS, Series 2145, Class MZ	NR	6.500%	04/15/29			2,029		2,286,877
Freddie Mac REMICS, Series 2378, Class PE	NR	5.500%	11/15/16			58		61,942
Freddie Mac REMICS, Series 2662, Class DG	NR	5.000%	10/15/22			455		472,217
Freddie Mac REMICS, Series 2694, Class QH	NR	4.500%	03/15/32			371		376,686
Freddie Mac REMICS, Series 2721, Class PE	NR	5.000%	01/15/23			292		304,267
Freddie Mac REMICS, Series 2734, Class PG	NR	5.000%	07/15/32			154		155,723
Freddie Mac REMICS, Series 2737, Class YD	NR	5.000%	08/15/32			129		130,865
Freddie Mac REMICS, Series 2764, Class LZ	NR	4.500%	03/15/34			11,515		12,390,242
Freddie Mac REMICS, Series 3149, Class LF	NR	0.493%(c)	05/15/36			1,928		1,927,271
Freddie Mac REMICS, Series 3335, Class BF	NR	0.343%(c)	07/15/19			1,614		1,613,226
Freddie Mac REMICS, Series 3335, Class FT	NR	0.343%(c)	08/15/19			4,260		4,257,926
Freddie Mac REMICS, Series 3346, Class FA	NR	0.423%(c)	02/15/19			383		383,705
Freddie Mac REMICS, Series 3838, Class GZ	NR	4.000%	04/15/41			30,619		30,912,074
Freddie Mac REMICS, Series 3886, Class AF	NR	0.773%(c)	07/15/41			13,415		13,498,583
Freddie Mac REMICS, Series 3898, Class NF	NR	0.763%(c)	07/15/41			48,565		48,886,065
Government National Mortgage Assoc., Series 2000-14, Class F	NR	0.843%(c)	02/16/30			8		7,654
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A4	Aaa	0.392%(c)	12/20/54			2,435		2,360,826
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5	Aaa	0.322%(c)	12/20/54		EUR	2,910		3,684,109
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3A2	Aaa	0.322%(c)	12/20/54		EUR	4,475		5,664,375
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3A2	Aaa	0.320%(c)	12/17/54		EUR	2,810		3,557,227
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 2A	Aaa	0.588%(c)	01/20/44		EUR	408		517,751
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 3A	Aaa	0.884%(c)	01/20/44		GBP	632		941,719
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 2A2	Aaa	0.490%(c)	09/20/44		EUR	424		537,437
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 3A2	Aaa	0.889%(c)	09/20/44		GBP	3,266		4,853,507
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	C	0.463%(c)	04/25/36			234		24,457
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B3	0.273%(c)	10/25/46			—	(r)	485
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	Caa3	0.273%(c)	01/25/47			—	(r)	149
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	BB(d)	2.920%(c)	10/25/33			1,967		1,925,833
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.457%(c)	06/25/34			1,077		1,057,093
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	A+(d)	2.664%(c)	09/25/35			2,319		2,278,408
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	CCC(d)	5.083%(c)	11/25/35			2,636		2,563,252
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	Caa2	6.000%	03/25/37			3,267		2,973,025
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Caa3	0.412%(c)	05/19/35			554		454,561
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Caa3	2.765%(c)	07/19/35			3,149		2,674,023

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	C	0.442%(c)	09/19/46		$177	$26,756
Holmes Master Issuer PLC (United Kingdom), Series 2011-1X, Class A3, 144A	Aaa	1.561%(c)	10/15/54	EUR	6,318	8,278,262
Homebanc Mortgage Trust, Series 2006-2, Class A1	Caa2	0.373%(c)	12/25/36		489	400,808
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	NR	1.786%(c)	01/25/32		2	1,423
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	NR	1.820%(c)	01/25/32		18	16,470
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Caa1	2.566%(c)	12/25/34		1,220	1,159,126
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	Caa2	2.780%(c)	06/25/35		384	323,251
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	Caa2	4.700%(c)	09/25/35		414	357,866
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Baa3	4.742%(c)	02/25/34		162	158,552
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Ba2	4.479%(c)	02/25/35		356	356,098
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2	CC(d)	5.750%	01/25/36		2,790	2,534,588
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	B3	3.007%(c)	07/25/35		3,335	3,244,719
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	A+(d)	5.500%	09/25/33		509	536,503
MASTR Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	B3	8.000%	07/25/35		830	857,260
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Ca	0.493%(c)	03/25/37		650	270,253
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Baa1	2.304%(c)	05/25/33		2,350	2,186,884
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.403%(c)	02/25/36		2,978	2,572,061
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-1, Class 2A1	NR	4.983%(c)	04/25/37		842	676,385
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Baa2	2.266%(c)	12/25/34		283	286,172
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Baa3	1.193%(c)	10/25/35		490	481,615
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	Baa1	0.443%(c)	11/25/35		2,595	2,399,877
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	Caa2	4.976%	05/25/35		3,918	3,608,768
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	A2	6.138%	03/25/47		463	462,937
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	A2	5.820%	03/25/47		458	458,013
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	A1	0.453%(c)	07/25/35		92	91,777
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AA+(d)	0.593%(c)	02/25/34		282	272,931
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AA+(d)	0.593%(c)	02/25/19		9	8,557
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	C	0.423%(c)	05/25/37		666	171,445
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Caa3	3.270%(c)	09/25/35		4,748	3,758,748

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.950%	08/01/17	$	12	$12,959
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	B2	2.608%(c)	01/25/35		5,097	4,663,312
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Caa2	2.609%(c)	08/25/35		823	753,621
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	D(d)	5.502%(c)	02/25/36		417	344,941
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	C	0.453%(c)	05/25/46		309	42,473
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	C	0.453%(c)	05/25/46		285	38,745
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Caa3	0.313%(c)	08/25/36		3,132	2,262,724
Structured Asset Securities Corp., Series 2002-1A, Class 4A	NR	2.584%(c)	02/25/32		37	36,593
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	B2	2.516%(c)	01/25/34		548	521,358
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	CC(d)	2.718%(c)	10/28/35		944	883,998
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aa3	0.873%(c)	04/25/43		145	138,860
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	B1	6.010%(c)	10/25/46		9,136	8,864,837
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Ca	1.139%(c)	05/25/46		2,597	1,666,772
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Baa1	2.220%(c)	02/27/34		441	446,168
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	B3	1.368%(c)	11/25/42		272	248,644
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Baa1	2.462%(c)	09/25/33		273	271,678
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	Caa1	0.678%(c)	11/25/34		917	821,255
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	Baa2	6.000%	06/25/34		225	239,198
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Baa2	0.483%(c)	10/25/45		2,197	1,985,988
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Ca	0.603%(c)	11/25/45		567	453,268
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Caa3	0.603%(c)	12/25/45		512	429,670
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	D(d)	2.658%(c)	09/25/36		582	471,556
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	NR	2.386%(c)	12/25/36		162	134,084
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa3	0.989%(c)	12/25/46		1,139	868,041
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa2	0.979%(c)	12/25/46		1,578	1,383,635
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Caa2	2.470%(c)	12/25/46		447	413,459
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	D(d)	2.088%(c)	01/25/37		680	533,668
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	D(d)	2.144%(c)	04/25/37		2,048	1,590,849

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aa1	2.190%(c)	02/25/33	$	9	$8,267
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A12	A+(d)	5.250%	01/25/34		45,032	46,113,272
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	Baa1	2.624%(c)	12/25/34		2,152	2,115,152
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-CC, Class A1	B1	2.619%(c)	01/25/35		668	658,759
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	CCC(d)	2.641%(c)	03/25/36		2,390	2,324,190

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $449,870,072)						444,148,094

U.S. GOVERNMENT AGENCY OBLIGATIONS — 45.0%
Federal Home Loan Mortgage Corp.		0.875%	03/07/18		2,400	2,322,427
Federal Home Loan Mortgage Corp.		1.000%	03/08/17-09/29/17		74,500	73,728,710
Federal Home Loan Mortgage Corp.		1.250%	05/12/17-10/02/19		53,100	50,851,891
Federal Home Loan Mortgage Corp.		1.750%	05/30/19		2,700	2,658,037
Federal Home Loan Mortgage Corp.		2.375%	01/13/22(k)		122,000	118,556,794
Federal Home Loan Mortgage Corp.		3.750%	03/27/19		36,500	40,122,297
Federal Home Loan Mortgage Corp.		4.500%	09/01/40-06/01/41		26,058	27,510,934
Federal Home Loan Mortgage Corp.		4.500%	TBA		33,000	34,747,970
Federal Home Loan Mortgage Corp.		4.689%(c)	11/01/35		587	622,675
Federal Home Loan Mortgage Corp.		5.500%	08/23/17-02/01/40		35,881	38,955,387
Federal Home Loan Mortgage Corp.		6.000%	01/01/14-07/01/40		43,799	47,579,327
Federal Home Loan Mortgage Corp.		6.000%	TBA		1,000	1,085,156
Federal National Mortgage Assoc.		0.875%	08/28/17-05/21/18		24,300	23,663,235
Federal National Mortgage Assoc.		1.125%	04/27/17		21,400	21,325,699
Federal National Mortgage Assoc.		1.250%	01/30/17		13,300	13,381,396
Federal National Mortgage Assoc.		1.374%(c)	06/01/43		1,511	1,535,147
Federal National Mortgage Assoc.		2.310%	08/01/22		700	668,866
Federal National Mortgage Assoc.		2.325%(c)	01/01/24		1	1,035
Federal National Mortgage Assoc.		2.500%	TBA		19,000	19,109,843
Federal National Mortgage Assoc.		2.510%(c)	06/01/35		291	306,912
Federal National Mortgage Assoc.		2.542%(c)	08/01/35		1,331	1,411,815
Federal National Mortgage Assoc.		2.870%	09/01/27		6,800	6,111,804
Federal National Mortgage Assoc.		3.000%	TBA		113,000	116,231,099
Federal National Mortgage Assoc.		3.000%	TBA		8,000	8,211,250
Federal National Mortgage Assoc.		3.000%	TBA		93,000	90,863,902
Federal National Mortgage Assoc.		3.000%	TBA		38,000	37,026,248
Federal National Mortgage Assoc.		3.139%(c)	08/01/29		51	54,351
Federal National Mortgage Assoc.		3.156%	05/01/22		5,957	6,259,329
Federal National Mortgage Assoc.		3.330%	11/01/21		1,655	1,763,378
Federal National Mortgage Assoc.		3.434%(c)	05/01/36		3,783	3,919,330
Federal National Mortgage Assoc.		3.500%	09/01/20-10/01/42		3,631	3,785,609
Federal National Mortgage Assoc.		3.500%	TBA		80,000	83,325,000
Federal National Mortgage Assoc.		3.500%	TBA		51,000	51,772,966
Federal National Mortgage Assoc.		3.854%(c)	05/01/36		28	29,678
Federal National Mortgage Assoc.		4.000%	04/01/18-11/01/42		69,830	73,594,440
Federal National Mortgage Assoc.		4.000%	TBA		18,500	19,499,433
Federal National Mortgage Assoc.		4.000%	TBA		21,000	22,111,523
Federal National Mortgage Assoc.		4.000%	TBA		177,000	184,391,131
Federal National Mortgage Assoc.		4.000%	TBA		49,000	50,938,945
Federal National Mortgage Assoc.		4.000%	TBA		28,000	29,512,655
Federal National Mortgage Assoc.		4.006%(c)	11/01/35		1,150	1,196,867
Federal National Mortgage Assoc.		4.452%(c)	12/01/36		761	806,447

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Federal National Mortgage Assoc.	4.500%	04/01/18-09/01/42	$	517,541	$549,426,378
Federal National Mortgage Assoc.	4.500%	TBA		6,000	6,360,703
Federal National Mortgage Assoc.	4.500%	TBA		209,000	221,148,125
Federal National Mortgage Assoc.	4.500%	TBA		78,000	82,387,500
Federal National Mortgage Assoc.	4.505%(c)	01/01/28		42	44,868
Federal National Mortgage Assoc.	5.000%	02/13/17-04/01/42		301,470	326,520,600
Federal National Mortgage Assoc.	5.000%	TBA		19,000	20,447,266
Federal National Mortgage Assoc.	5.000%	TBA		11,000	11,825,860
Federal National Mortgage Assoc.	5.339%(c)	01/01/36		500	537,786
Federal National Mortgage Assoc.	5.375%	06/12/17		1,000	1,157,388
Federal National Mortgage Assoc.	5.500%	08/01/15-09/01/41		140,462	152,704,617
Federal National Mortgage Assoc.	5.500%	TBA		141,000	153,139,226
Federal National Mortgage Assoc.	6.000%	04/01/17-05/01/41		113,483	123,490,363
Federal National Mortgage Assoc.	6.000%	TBA		15,700	17,073,750
Federal National Mortgage Assoc.	6.500%	09/01/16		52	54,352
Government National Mortgage Assoc.	1.625%(c)	03/20/17-02/20/32		2,584	2,696,758
Government National Mortgage Assoc.	1.750%(c)	06/20/22-07/20/30		743	775,374
Government National Mortgage Assoc.	2.000%(c)	09/20/24-12/20/26		233	243,054
Government National Mortgage Assoc.	3.000%	12/15/42-06/15/43		86,003	85,231,151
Government National Mortgage Assoc.	3.000%	TBA		6,000	5,931,563
Government National Mortgage Assoc.	3.500%	02/15/42-11/15/42		40,000	41,131,037
Government National Mortgage Assoc.	3.500%	TBA		29,000	29,747,655
Government National Mortgage Assoc.	3.500%	TBA		10,000	10,262,499
Government National Mortgage Assoc.	4.000%	TBA		7,000	7,336,875
Government National Mortgage Assoc.	5.000%	03/15/38-02/15/40		21,716	23,483,582
Government National Mortgage Assoc.	6.000%	05/15/37		38	42,874
Government National Mortgage Assoc.	7.000%	02/15/24		7	8,169
Resolution Funding Corp., PO	2.040%(s)	10/15/19		7,600	6,669,828
Small Business Administration	4.875%	09/10/13		788	794,599
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%	09/01/23		497	538,193
Small Business Administration Participation Certificates, Series 2004-20F, Class 1	5.520%	06/01/24		110	121,658
Small Business Administration Participation Certificates, Series 2007-20K, Class 1	5.510%	11/01/27		11,788	13,124,102
Small Business Administration Participation Certificates, Series 2009-20E, Class 1	4.430%	05/01/29		15,437	16,688,105

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,238,090,727)					3,222,696,796

U.S. TREASURY OBLIGATIONS — 31.6%
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	04/15/17-07/15/22		98,400	99,387,567
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.625%	07/15/21-02/15/43		81,650	84,772,701
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.750%	02/15/42		34,800	31,528,783
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.125%	01/15/21		14,700	16,712,952
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.250%	07/15/20		23,700	27,452,248
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.750%	01/15/28		57,100	71,015,980
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.875%	07/15/19		12,500	15,349,287
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%	01/15/26		9,600	12,989,177
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%	01/15/25-01/15/27		80,800	117,182,424
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%	01/15/29(k)		143,100	191,183,132
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.625%	04/15/28		31,300	62,460,756
U.S. Treasury Notes	0.250%	04/15/16		22,400	22,184,758
U.S. Treasury Notes	0.625%	11/30/17-04/30/18(h)(k)		83,200	80,609,363
U.S. Treasury Notes	0.750%	12/31/17-03/31/18		366,200	357,354,102
U.S. Treasury Notes	0.875%	01/31/18-07/31/19(h)		165,000	158,581,586
U.S. Treasury Notes	1.000%	06/30/19-11/30/19		485,800	466,178,512

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#			Value (Note 2)
U.S. Treasury Notes	1.125%	05/31/19-04/30/20	$		79,300	$76,261,651
U.S. Treasury Notes	1.250%	10/31/19-02/29/20			45,500	43,821,648
U.S. Treasury Notes	1.375%	01/31/20-05/31/20			21,100	20,421,448
U.S. Treasury Notes	1.500%	08/31/18			55,100	55,254,941
U.S. Treasury Notes	1.625%	08/15/22-11/15/22			66,900	62,684,227
U.S. Treasury Notes	1.750%	05/15/23			4,200	3,933,560
U.S. Treasury Notes	2.000%	02/15/22-02/15/23			10,100	9,847,025
U.S. Treasury Notes	2.625%	04/30/18-08/15/20(h)(k)			134,500	140,750,937
U.S. Treasury Notes	2.875%	03/31/18			4,400	4,719,000
U.S. Treasury Notes	3.500%	02/15/18			22,400	24,648,758

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,364,069,300)						2,257,286,523

COMMON STOCK					Shares

Automobile Manufacturers
Motors Liquidation Co. (Class A Stock)*(g) (cost $0)					68,000	—

PREFERRED STOCK — 0.9%
Commercial Banks
GMAC Capital Trust I, Series 2, 8.125% (cost $62,700,000)					2,508,000	65,333,400

TOTAL LONG-TERM INVESTMENTS (cost $7,944,129,649)						7,893,920,450

					Principal Amount (000)#
SHORT-TERM INVESTMENTS — 4.4%
REPURCHASE AGREEMENTS(m) — 3.6%
Barclays Capital, Inc., 0.100%, dated 06/28/13,due 07/01/13 in the amount of $6,000,050				$	6,000	6,000,000
Barclays Capital, Inc., 0.180%, dated 06/28/13,due 07/01/13 in the amount of $8,200,123					8,200	8,200,000
Citigroup Global Markets, Inc., 0.200%, dated 06/28/13,due 07/01/13 in the amount of $5,500,092					5,500	5,500,000
Citigroup Global Markets, Inc., 0.220%, dated 06/28/13,due 07/01/13 in the amount of $5,500,101					5,500	5,500,000
Credit Suisse Securities (USA) LLC, 0.170%, dated 06/28/13,due 07/01/13 in the amount of $97,901,387					97,900	97,900,000
JPMorgan Securities LLC, 0.200%, dated 06/28/13,due 07/01/13 in the amount of $8,200,137					8,200	8,200,000
Morgan Stanley & Co. LLC, 0.200%, dated 06/28/13,due 07/01/13 in the amount of $11,100,185					11,100	11,100,000
Morgan Stanley & Co. LLC, 0.220%, dated 06/28/13,due 07/01/13 in the amount of $11,000,202					11,000	11,000,000
RBS Securities, Inc., 0.030%, dated 06/26/13,due 07/03/13 in the amount of $104,500,610					104,500	104,500,000

TOTAL REPURCHASE AGREEMENTS (cost $257,900,000)						257,900,000

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CERTIFICATES OF DEPOSIT(n) — 0.6%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Itau Unibanco	1.480%	10/31/13	$9,200	$9,153,862
Itau Unibanco	1.480%	11/08/13	31,200	31,055,438

TOTAL CERTIFICATES OF DEPOSIT (cost $40,187,422)				40,209,300

COMMERCIAL PAPER(n) — 0.1%
Santander SA (cost $7,507,438)	2.370%	01/02/14	7,600	7,545,177

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $6,240,748)(w) (Note 4)			6,240,748	6,240,748

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills	0.017%	08/15/13(h)	$400	399,992
U.S. Treasury Bills	0.190%	08/22/13	510	509,985

TOTAL U.S. TREASURY OBLIGATIONS (cost $909,977)				909,977

TOTAL SHORT-TERM INVESTMENTS (cost $312,745,585)				312,805,202

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 114.7% (cost $8,256,875,234)				8,206,725,652

	Counterparty		Notional Amount (000)#
OPTIONS WRITTEN* — (0.3)%
Call Options
5 Year CDX.O IG.20.V1, expiring 09/18/13, Strike Price $0.65	Bank of America		$20,000	(7,220)
expiring 09/18/13, Strike Price $0.65	Citigroup, Inc.		19,900	(7,184)
expiring 09/18/13, Strike Price $0.70	Citigroup, Inc.		10,500	(7,499)
10 Year U.S. Treasury Notes Futures, expiring 08/23/13, Strike Price $133.00			61,500	(19,219)
Interest Rate Swap Options,
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America		12,800	(42)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group		17,500	(58)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Deutsche Bank		32,700	(108)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.		95,300	(314)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase		88,000	(290)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley		41,700	(138)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Royal Bank of Scotland Group PLC		46,300	(153)

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value (Note 2)
Call Options (continued)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank AG		$18,200	$(495)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Morgan Stanley		103,700	(2,821)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Royal Bank of Scotland Group PLC		36,600	(996)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America		37,000	(1,510)
Pay a fixed rate of 0.90% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank AG		36,600	(3,323)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Morgan Stanley		52,000	(10,254)
Pay a fixed rate of 0.40% and receive a floating rate based on 3-month Euribor, expiring 03/12/14	Bank of America	EUR	44,200	(53,373)
Pay a fixed rate of 0.40% and receive a floating rate based on 3-month Euribor, expiring 03/12/14	Barclays Capital Group	EUR	10,800	(13,041)
Pay a fixed rate of 0.40% and receive a floating rate based on 3-month Euribor, expiring 03/12/14	Goldman Sachs & Co.	EUR	10,800	(13,041)

				(141,079)

Put Options — (0.3)%
10 Year U.S. Treasury Notes Futures, expiring 08/23/13, Strike Price $129.00			61,500	(1,720,078)
Currency option USD vs JPY,
expiring 07/05/13, @ FX Rate 93.00	Bank of America		11,500	(1,300)
expiring 07/05/13, @ FX Rate 95.00	Bank of America		23,500	(10,979)
expiring 08/12/13, @ FX Rate 96.00	Bank of America		9,300	(78,150)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA, expiring 03/10/20, Strike Price $215.95	Deutsche Bank		6,000	(9,535)
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets		16,800	(26,199)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		40,100	(62,721)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		18,200	(29,793)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank		18,700	(34,124)
Interest Rate Swap Options,
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, expiring 07/11/13	Deutsche Bank		104,900	(10)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	EUR	40,000	(1,692)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	EUR	16,500	(698)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Hong Kong & Shanghai Bank	EUR	5,200	(220)
Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	EUR	23,100	(12,493)
Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Deutsche Bank	EUR	11,400	(6,165)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America		12,800	(189,463)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group		17,500	(259,032)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Deutsche Bank		32,700	(484,019)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.		95,300	(1,410,612)

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value (Note 2)
Put Options (continued)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase		$88,000	$(1,302,558)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley		41,700	(617,235)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Royal Bank of Scotland Group PLC		46,300	(685,323)
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America		37,000	(1,207,036)
Receive a fixed rate of 1.10% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank AG		36,600	(1,024,540)
Receive a fixed rate of 1.10% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Royal Bank of Scotland Group PLC		36,600	(1,024,540)
Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank AG		18,200	(390,395)
Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Morgan Stanley		103,700	(2,224,396)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America		147,200	(2,318,223)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank		98,800	(1,555,981)
Receive a fixed rate of 1.45% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Morgan Stanley		150,500	(2,121,523)
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 10/28/13	Goldman Sachs & Co.		155,300	(2,749,835)
Receive a fixed rate of 0.40% and pay a floating rate based on 3-month Euribor, expiring 03/12/14	Bank of America	EUR	44,200	(127,832)
Receive a fixed rate of 0.40% and pay a floating rate based on 3-month Euribor, expiring 03/12/14	Barclays Capital Group	EUR	10,800	(31,235)
Receive a fixed rate of 0.40% and pay a floating rate based on 3-month Euribor, expiring 03/12/14	Goldman Sachs & Co.	EUR	10,800	(31,235)

				(21,749,170)

TOTAL OPTIONS WRITTEN (premiums received $9,150,105)				(21,890,249)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 114.4% (cost $8,247,725,129)				8,184,835,403
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (14.4)%				(1,032,499,135)

NET ASSETS — 100.0%				$7,152,336,268

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CPI	Consumer Price Index
Euribor	Euro Interbank Offered Rate
FHLMC	Federated Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
PO	Principal Only

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

REMICS	Real Estate Mortgage Investment Conduits
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by FHLMC (coupon rate 1.620%, maturity date 11/21/19), FNMA (coupon rate 1.330%, maturity date 10/24/19) and U.S. Treasuries (coupon rate 0.625% — 3.625%, maturity date 12/31/15 — 02/15/39), with the aggregate value, including accrued interest, of $263,852,670.

(n)	Rate shown is the effective yield at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as co-manager of the mutual fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
164	90 Day Euro Dollar	Sep. 2014	$40,738,750	$40,768,350	$29,600
54	90 Day Euro Dollar	Dec. 2014	13,406,750	13,408,875	2,125
3,053	90 Day Euro Dollar	Mar. 2015	758,039,490	756,953,188	(1,086,302)
5,404	90 Day Euro Dollar	Jun. 2015	1,339,227,929	1,337,287,350	(1,940,579)
683	90 Day Euro Dollar	Sep. 2015	169,229,403	168,624,163	(605,240)
3,128	90 Day Euro Dollar	Dec. 2015	775,127,148	770,270,000	(4,857,148)
696	90 Day Euro Dollar	Mar. 2016	172,238,080	170,928,900	(1,309,180)
116	90 Day Euro Euribor	Dec. 2014	37,496,616	37,513,602	16,986
111	90 Day Euro Euribor	Mar. 2015	35,924,101	35,867,740	(56,361)
105	90 Day Euro Euribor	Jun. 2015	33,958,133	33,898,192	(59,941)
2,321	10 Year U.S. Treasury Notes	Sep. 2013	301,227,679	293,751,563	(7,476,116)

					$(17,342,156)

(1)	Cash of $39,000 and FHLMC and U.S. Treasury Securities with a market value of $10,030,990 have been segregated to cover requirement for open futures contracts as of June 30, 2013.

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/02/13	UBS Securities	BRL	82,538	$40,622,947	$36,697,834	$(3,925,113)
British Pound,
Expiring 07/02/13	Citigroup Global Markets	GBP	4,002	6,280,219	6,086,707	(193,512)
Expiring 07/02/13	Citigroup Global Markets	GBP	2,600	4,045,850	3,954,383	(91,467)

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (continued),
Expiring 07/02/13	Citigroup Global Markets	GBP	1,700	$2,645,363	$2,585,557	$(59,806)
Expiring 07/02/13	Deutsche Bank	GBP	693	1,042,594	1,053,995	11,401
Expiring 07/02/13	Goldman Sachs & Co.	GBP	24,655	38,072,251	37,498,190	(574,061)
Expiring 07/02/13	Hong Kong & Shanghai Bank	GBP	900	1,411,126	1,368,824	(42,302)
Expiring 07/02/13	Hong Kong & Shanghai Bank	GBP	900	1,411,126	1,368,824	(42,302)
Euro,
Expiring 07/02/13	Barclays Capital Group	EUR	7,045	9,107,311	9,170,221	62,910
Expiring 07/02/13	Barclays Capital Group	EUR	4,379	5,817,637	5,699,985	(117,652)
Expiring 07/02/13	Citigroup Global Markets	EUR	44,488	58,899,398	57,908,414	(990,984)
Expiring 07/02/13	Citigroup Global Markets	EUR	14,083	18,271,143	18,331,329	60,186
Expiring 07/02/13	Citigroup Global Markets	EUR	5,682	7,571,799	7,396,053	(175,746)
Expiring 07/02/13	Citigroup Global Markets	EUR	4,100	5,463,635	5,336,821	(126,814)
Expiring 07/02/13	Credit Suisse First Boston Corp.	EUR	24,029	32,028,206	31,277,677	(750,529)
Expiring 07/02/13	Deutsche Bank	EUR	30,467	40,293,979	39,657,788	(636,191)
Expiring 07/02/13	Deutsche Bank	EUR	9,833	13,004,585	12,799,259	(205,326)
Expiring 07/02/13	Deutsche Bank	EUR	8,044	10,780,384	10,470,583	(309,801)
Expiring 07/02/13	Deutsche Bank	EUR	6,217	7,998,332	8,092,443	94,111
Expiring 07/02/13	Deutsche Bank	EUR	2,251	2,942,453	2,930,045	(12,408)
Expiring 07/02/13	Deutsche Bank	EUR	963	1,238,925	1,253,503	14,578
Expiring 07/02/13	Hong Kong & Shanghai Bank	EUR	14,365	19,157,451	18,698,398	(459,053)
Expiring 07/02/13	JPMorgan Chase	EUR	6,619	8,659,406	8,615,712	(43,694)
Expiring 07/02/13	Morgan Stanley	EUR	222,943	295,974,222	290,196,806	(5,777,416)
Expiring 07/02/13	Morgan Stanley	EUR	5,371	7,086,401	6,991,235	(95,166)
Expiring 07/02/13	Royal Bank of Canada	EUR	22,256	29,476,737	28,969,827	(506,910)
Expiring 07/02/13	Royal Bank of Canada	EUR	8,059	10,673,662	10,490,108	(183,554)
Expiring 07/02/13	Royal Bank of Canada	EUR	4,692	6,139,951	6,107,406	(32,545)
Expiring 09/17/13	JPMorgan Chase	EUR	40,194	53,903,771	52,337,593	(1,566,178)
Indonesia Rupiah,
Expiring 08/12/13	Credit Suisse First Boston Corp.	IDR	3,968,800	400,000	397,795	(2,205)
Expiring 08/12/13	JPMorgan Chase	IDR	13,888,000	1,400,000	1,392,002	(7,998)
Japanese Yen,
Expiring 07/18/13	Barclays Capital Group	JPY	1,095,100	11,235,632	11,042,387	(193,245)
Expiring 07/18/13	Citigroup Global Markets	JPY	876,500	8,877,478	8,838,145	(39,333)
Expiring 07/18/13	Citigroup Global Markets	JPY	252,600	2,558,415	2,547,080	(11,335)
Expiring 07/18/13	Credit Suisse First Boston Corp.	JPY	175,200	1,858,220	1,766,621	(91,599)
Expiring 07/18/13	Credit Suisse First Boston Corp.	JPY	148,400	1,573,971	1,496,384	(77,587)
Expiring 07/18/13	Deutsche Bank	JPY	133,800	1,404,903	1,349,166	(55,737)
Expiring 07/18/13	JPMorgan Chase	JPY	1,516,600	15,932,764	15,292,561	(640,203)
Malaysian Ringgit,
Expiring 07/15/13	Barclays Capital Group	MYR	3,048	1,000,000	963,543	(36,457)
Expiring 07/15/13	Barclays Capital Group	MYR	3,042	1,000,000	961,804	(38,196)
Expiring 07/15/13	Barclays Capital Group	MYR	3,040	1,000,000	961,014	(38,986)
Expiring 07/15/13	Credit Suisse First Boston Corp.	MYR	2,437	800,000	770,329	(29,671)
Mexican Peso,
Expiring 09/18/13	Barclays Capital Group	MXN	3,188	235,490	244,206	8,716
Expiring 09/18/13	BNP Paribas	MXN	8,755	673,269	670,637	(2,632)
Expiring 09/18/13	JPMorgan Chase	MXN	4,532	353,975	347,172	(6,803)
Expiring 09/18/13	JPMorgan Chase	MXN	4,520	350,910	346,273	(4,637)
Expiring 09/18/13	JPMorgan Chase	MXN	2,103	155,562	161,064	5,502
Expiring 09/18/13	Morgan Stanley	MXN	763,677	61,354,274	58,499,861	(2,854,413)
Expiring 09/18/13	Morgan Stanley	MXN	6,896	539,707	528,237	(11,470)
Expiring 09/18/13	Morgan Stanley	MXN	4,555	357,681	348,930	(8,751)
Expiring 09/18/13	Morgan Stanley	MXN	4,388	341,667	336,125	(5,542)
Expiring 09/18/13	UBS Securities	MXN	8,834	672,661	676,730	4,069
Expiring 09/18/13	UBS Securities	MXN	8,774	677,571	672,125	(5,446)

				$854,775,014	$833,955,711	$(20,819,303)

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/02/13	Hong Kong & Shanghai Bank	BRL	5,519	$2,526,009	$2,453,774	$72,235
Expiring 08/02/13	Hong Kong & Shanghai Bank	BRL	694	311,772	308,776	2,996
Expiring 08/02/13	Morgan Stanley	BRL	3,725	1,700,000	1,656,375	43,625
Expiring 08/02/13	Morgan Stanley	BRL	2,004	900,000	891,110	8,890
Expiring 08/02/13	Morgan Stanley	BRL	694	311,687	308,677	3,010
British Pound,
Expiring 07/02/13	Hong Kong & Shanghai Bank	GBP	35,450	53,742,200	53,916,481	(174,281)
Expiring 08/02/13	Goldman Sachs & Co.	GBP	24,655	38,064,485	37,489,974	574,511
Canadian Dollar,
Expiring 09/23/13	Deutsche Bank	CAD	255,540	250,810,221	242,456,122	8,354,099
Euro,
Expiring 07/02/13	Morgan Stanley	EUR	222,943	287,975,919	290,196,806	(2,220,887)
Expiring 07/02/13	UBS Securities	EUR	222,943	295,974,222	290,196,806	5,777,416
Expiring 08/02/13	Royal Bank of Canada	EUR	4,692	6,140,941	6,108,222	32,719
Expiring 08/14/13	BNP Paribas	EUR	6,100	7,699,573	7,941,706	(242,133)
Expiring 09/04/13	UBS Securities	EUR	37,100	46,833,927	48,306,122	(1,472,195)
Expiring 09/20/13	UBS Securities	EUR	68,504	89,977,754	89,201,356	776,398
Expiring 04/01/14	BNP Paribas	EUR	3,200	4,042,848	4,171,853	(129,005)
Expiring 04/01/14	Citigroup Global Markets	EUR	2,500	3,168,375	3,259,260	(90,885)
Expiring 06/02/14	BNP Paribas	EUR	4,500	5,690,385	5,869,230	(178,845)
Expiring 06/02/14	Credit Suisse First Boston Corp.	EUR	3,700	4,691,600	4,825,812	(134,212)
Expiring 07/01/14	BNP Paribas	EUR	3,200	4,048,000	4,174,582	(126,582)
Expiring 08/01/14	BNP Paribas	EUR	2,500	3,164,000	3,262,237	(98,237)
Indonesia Rupiah,
Expiring 08/12/13	Deutsche Bank	IDR	17,856,800	1,802,807	1,789,797	13,010
Japanese Yen,
Expiring 07/18/13	Barclays Capital Group	JPY	170,600	1,750,341	1,720,236	30,105
Expiring 07/18/13	BNP Paribas	JPY	1,460,400	14,910,104	14,725,871	184,233
Expiring 07/18/13	UBS Securities	JPY	2,910,274	29,477,935	29,345,604	132,331
Malaysian Ringgit,
Expiring 07/15/13	Deutsche Bank	MYR	2,480	799,758	783,874	15,884
Expiring 07/15/13	Hong Kong & Shanghai Bank	MYR	2,165	700,000	684,438	15,562
Expiring 07/15/13	JPMorgan Chase	MYR	2,165	700,000	684,327	15,673
Expiring 07/15/13	UBS Securities	MYR	2,478	799,742	783,353	16,389
Expiring 07/15/13	UBS Securities	MYR	2,280	735,657	720,698	14,959
Mexican Peso,
Expiring 09/18/13	Barclays Capital Group	MXN	200,593	15,488,602	15,366,001	122,601
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	24,260	1,882,000	1,858,395	23,605
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	23,376	1,787,000	1,790,650	(3,650)
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	6,580	515,000	504,059	10,941
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	6,443	490,000	493,553	(3,553)
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	2,852	223,000	218,450	4,550
Expiring 09/18/13	JPMorgan Chase	MXN	25,172	1,922,000	1,928,282	(6,282)
Expiring 09/18/13	JPMorgan Chase	MXN	25,163	1,897,000	1,927,541	(30,541)
Expiring 09/18/13	JPMorgan Chase	MXN	14,043	1,076,000	1,075,767	233
Expiring 09/18/13	JPMorgan Chase	MXN	12,790	1,000,000	979,754	20,246
Expiring 09/18/13	Morgan Stanley	MXN	44,610	3,458,000	3,417,251	40,749
Expiring 09/18/13	Morgan Stanley	MXN	23,275	1,827,000	1,782,938	44,062
Expiring 09/18/13	UBS Securities	MXN	13,999	1,055,000	1,072,389	(17,389)
Expiring 09/18/13	UBS Securities	MXN	4,098	307,000	313,939	(6,939)

				$1,192,377,864	$1,180,962,448	$11,415,416

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
BRL	11,300	01/02/17	8.900%	Brazilian Interbank lending rate(1)	$(206,787)	$1,205	$(207,992)	UBS AG
BRL	9,400	01/02/17	8.860%	Brazilian Interbank lending rate(1)	(152,576)	6,918	(159,494)	Bank of America
BRL	7,000	01/02/17	9.130%	Brazilian Interbank lending rate(1)	(113,703)	23,613	(137,316)	Deutsche Bank AG
BRL	7,000	01/02/17	9.100%	Brazilian Interbank lending rate(1)	(118,073)	—	(118,073)	Goldman Sachs & Co.
BRL	4,000	01/02/17	9.140%	Brazilian Interbank lending rate(1)	(65,244)	12,446	(77,690)	Morgan Stanley
BRL	1,200	01/02/17	8.950%	Brazilian Interbank lending rate(1)	(21,719)	(5)	(21,714)	HSBC Bank USA
MXN	85,200	09/06/16	5.600%	28 day Mexican interbank rate(1)	108,921	22,371	86,550	Morgan Stanley
MXN	25,000	09/06/16	5.600%	28 day Mexican interbank rate(1)	31,960	9,242	22,718	HSBC Bank USA
MXN	566,800	09/13/17	5.500%	28 day Mexican interbank rate(1)	98,077	(147,664)	245,741	Barclays Bank PLC
MXN	208,200	09/13/17	5.500%	28 day Mexican interbank rate(1)	36,026	(46,974)	83,000	HSBC Bank USA
MXN	109,000	09/13/17	5.500%	28 day Mexican interbank rate(1)	18,861	(40,215)	59,076	Morgan Stanley
MXN	13,000	09/13/17	5.500%	28 day Mexican interbank rate(1)	2,249	(2,866)	5,115	Goldman Sachs & Co.
MXN	11,600	09/13/17	5.000%	28 day Mexican interbank rate(1)	(15,359)	(7,974)	(7,385)	HSBC Bank USA
MXN	3,900	09/13/17	5.000%	28 day Mexican interbank rate(1)	(5,166)	(1,937)	(3,229)	Barclays Bank PLC
MXN	206,000	06/11/18	5.000%	28 day Mexican interbank rate(1)	(475,585)	(332,426)	(143,159)	HSBC Bank USA
MXN	133,000	06/11/18	5.000%	28 day Mexican interbank rate(1)	(307,052)	(217,898)	(89,154)	Morgan Stanley
MXN	31,900	06/02/21	6.350%	28 day Mexican interbank rate(1)	9,249	6,444	2,805	Morgan Stanley
MXN	116,100	09/02/22	5.500%	28 day Mexican interbank rate(1)	(633,775)	(220,938)	(412,837)	HSBC Bank USA
MXN	63,400	09/02/22	5.500%	28 day Mexican interbank rate(1)	(346,140)	(103,494)	(242,646)	Morgan Stanley
MXN	61,000	09/02/22	5.750%	28 day Mexican interbank rate(1)	(248,373)	(4,791)	(243,582)	Barclays Bank PLC
MXN	36,000	09/02/22	5.750%	28 day Mexican interbank rate(1)	(146,550)	(3,719)	(142,831)	UBS AG
MXN	21,900	09/02/22	5.500%	28 day Mexican interbank rate(1)	(119,549)	(34,813)	(84,736)	Bank of America
MXN	10,400	06/05/23	6.000%	28 day Mexican interbank rate(1)	(35,415)	(41,373)	5,958	JPMorgan Chase & Co.
MXN	7,700	06/05/23	5.750%	28 day Mexican interbank rate(1)	(36,777)	(12,617)	(24,160)	HSBC Bank USA
MXN	6,500	06/05/23	5.750%	28 day Mexican interbank rate(1)	(30,806)	(16,176)	(14,630)	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (continued):
MXN	6,300	06/05/23	6.000%	28 day Mexican interbank rate(1)	$(21,511)	$(11,100)	$(10,411)	Barclays Bank PLC
MXN	6,100	06/05/23	5.750%	28 day Mexican interbank rate(1)	(29,135)	(10,304)	(18,831)	Deutsche Bank AG
MXN	3,100	06/05/23	5.750%	28 day Mexican interbank rate(1)	(15,176)	(4,010)	(11,166)	BNP Paribas Bank
MXN	2,700	06/05/23	5.750%	28 day Mexican interbank rate(1)	(12,863)	(7,730)	(5,133)	Barclays Bank PLC

					$(2,851,991)	$(1,186,785)	$(1,665,206)

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
$878,100	03/18/16	1.500%	3 month LIBOR(1)	$6,581,939	$3,066,644	$(3,515,295)
229,100	06/15/41	4.250%	3 month LIBOR(1)	(97,694,648)	(36,282,701)	61,411,947
229,100	10/15/17	1.000%	Daily Effective Federal Funds Rate(1)	(270,029)	(3,538,917)	(3,268,888)
177,700	06/19/43	2.750%	3 month LIBOR(1)	11,553,296	24,344,402	12,791,106

				$(79,829,442)	$(12,410,572)	$67,418,870

(1)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Implied Credit Spread at June 30, 2013(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Berkshire Hathaway	03/20/15	1.000%	$3,500	0.451%	$34,446	$(21,364)	$55,810	UBS AG
Berkshire Hathaway	03/20/16	1.000%	900	0.640%	9,102	(5,339)	14,441	Citigroup, Inc.
Berkshire Hathaway, Inc.	12/20/13	1.000%	1,000	0.234%	4,002	3,719	283	Barclays Bank PLC
Export-Import Bank	06/20/17	1.000%	500	1.148%	(1,942)	(16,760)	14,818	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	13,400	1.273%	(62,679)	(56,172)	(6,507)	HSBC Bank USA
Federal Republic of Brazil	06/20/15	1.000%	8,100	1.273%	(38,497)	(80,478)	41,981	Credit Suisse First Boston
Federal Republic of Brazil	06/20/15	1.000%	6,500	1.273%	(30,404)	(27,248)	(3,156)	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	1.273%	(8,563)	(6,562)	(2,001)	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	1.273%	(8,555)	(6,643)	(1,912)	Morgan Stanley
Federal Republic of Brazil	06/20/15	1.000%	1,700	1.273%	(8,087)	(18,517)	10,430	Citigroup, Inc.
Federal Republic of Brazil	06/20/15	1.000%	1,200	1.273%	(5,613)	(6,603)	990	Barclays Bank PLC
Federal Republic of Brazil	09/20/15	1.000%	20,300	1.348%	(126,109)	(73,085)	(53,024)	HSBC Bank USA

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Credit default swap agreements outstanding at June 30, 2013 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)			Implied Credit Spread at June 30, 2013(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued)
Federal Republic of Brazil	09/20/15	1.000%	$		18,000	1.348%	$(111,821)	$(62,345)	$(49,476)	Barclays Bank PLC
Federal Republic of Brazil	09/20/15	1.000%			7,900	1.348%	(49,296)	(42,708)	(6,588)	Credit Suisse First Boston
Federal Republic of Brazil	09/20/15	1.000%			1,200	1.348%	(7,495)	(8,287)	792	Citigroup, Inc.
Federal Republic of Brazil	09/20/15	1.000%			900	1.348%	(5,621)	(3,796)	(1,825)	UBS AG
Federal Republic of Brazil	12/20/15	1.000%			43,800	1.403%	(364,946)	(116,858)	(248,088)	Deutsche Bank AG
Federal Republic of Brazil	03/20/16	1.000%			41,100	1.448%	(428,714)	(158,405)	(270,309)	Citigroup, Inc.
Federal Republic of Brazil	03/20/16	1.000%			1,700	1.448%	(17,733)	(3,360)	(14,373)	HSBC Bank USA
Federal Republic of Brazil	06/20/16	1.000%			18,600	1.485%	(233,092)	(38,132)	(194,960)	Citigroup, Inc.
Federal Republic of Brazil	06/20/16	1.000%			11,800	1.485%	(147,876)	(24,222)	(123,654)	Deutsche Bank AG
General Electirc Capital Corp.	12/20/13	4.800%			2,700	0.247%	62,635	—	62,635	Citigroup, Inc.
General Electirc Capital Corp.	12/20/15	1.000%			6,500	0.605%	59,364	(62,741)	122,105	Morgan Stanley
General Electirc Capital Corp.	03/20/16	1.000%			3,600	0.671%	29,433	(19,116)	48,549	Citigroup, Inc.
JPMorgan Chase & Co.	09/20/14	1.000%			3,000	0.255%	23,609	26,184	(2,575)	Citigroup, Inc.
Metlife, Inc.	12/20/14	1.000%			25,000	0.390%	226,206	(180,342)	406,548	Bank of America
Metlife, Inc.	12/20/14	1.000%			2,800	0.390%	25,243	(35,772)	61,015	Deutsche Bank AG
Metlife, Inc.	12/20/14	1.000%			2,600	0.390%	23,543	(40,875)	64,418	Citigroup, Inc.
Metlife, Inc.	12/20/14	1.000%			1,200	0.390%	10,866	(10,219)	21,085	Credit Suisse First Boston
Morgan Stanley	09/20/14	1.000%			1,700	0.787%	4,977	(23,591)	28,568	Credit Suisse First Boston
People’s Republic of China	06/20/15	1.000%			9,300	0.486%	88,776	59,657	29,119	Royal Bank of Scotland Group PLC
People’s Republic of China	06/20/15	1.000%			3,100	0.486%	29,592	19,305	10,287	Citigroup, Inc.
Republic of Indonesia	09/20/15	1.000%			1,300	0.958%	(244)	(13,273)	13,029	Deutsche Bank AG
Republic of Indonesia	06/20/16	1.000%			6,000	1.193%	(38,133)	(55,978)	17,845	Barclays Bank PLC
Republic of Indonesia	06/20/16	1.000%			4,200	1.193%	(26,693)	(44,677)	17,984	Citigroup, Inc.
Republic of Indonesia	06/20/16	1.000%			1,700	1.193%	(10,804)	(18,537)	7,733	Citigroup, Inc.
Republic of Indonesia	09/20/16	1.000%			6,500	1.247%	(54,556)	(60,801)	6,245	Morgan Stanley
Republic of Indonesia	09/20/16	1.000%			2,900	1.247%	(24,341)	(28,862)	4,521	UBS AG
Republic of Indonesia	06/20/21	1.000%			1,700	2.460%	(163,686)	(97,197)	(66,489)	UBS AG
U.S. Treasury Note	03/20/16	0.250%		EUR	22,200	0.203%	88,250	(166,836)	255,086	BNP Paribas Bank
United Kingdom Treasury	12/20/15	1.000%			1,100	0.298%	19,166	12,037	7,129	UBS AG
United Mexican States	09/20/15	1.000%			16,000	0.861%	79,798	(54,327)	134,125	HSBC Bank USA
United Mexican States	09/20/15	1.000%			15,000	0.861%	74,811	(50,932)	125,743	Barclays Bank PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Credit default swap agreements outstanding at June 30, 2013 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Implied Credit Spread at June 30, 2013(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation) Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued)
United Mexican States	03/20/16	1.000%	36,900	0.937%	$131,516	$(124,505)	$256,021	Morgan Stanley
United Mexican States	03/20/16	1.000%	31,500	0.937%	112,269	(167,977)	280,246	HSBC Bank USA
United Mexican States	03/20/16	1.000%	9,600	0.937%	34,215	(41,868)	76,083	Citigroup, Inc.
United Mexican States	03/20/16	1.000%	400	0.937%	1,426	(1,643)	3,069	Barclays Bank PLC
United Mexican States	03/20/16	0.920%	100	0.937%	369	—	369	JPMorgan Chase Bank
United Mexican States	06/20/16	1.000%	9,800	0.966%	27,962	(13,228)	41,190	Citigroup, Inc.
United Mexican States	06/20/17	1.000%	1,900	1.117%	(5,179)	(19,011)	13,832	Morgan Stanley
United Mexican States	03/20/18	1.000%	300	1.252%	(3,069)	(578)	(2,491)	Deutsche Bank AG

					$(782,172)	$(1,988,868)	$1,206,696

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stock	$—	$—	$—
Preferred Stock	65,333,400	—	—
Asset-Backed Securities	—	135,935,593	—
Bank Loans	—	14,897,595	—
Certificates of Deposit	—	40,209,300	—
Commercial Mortgage-Backed Securities	—	102,367,558	—
Commercial Paper	—	7,545,177	—
Corporate Bonds	—	983,735,639	—
Foreign Government Bonds	—	326,118,423	—
Municipal Bonds	—	341,400,829	—
Residential Mortgage-Backed Securities	—	444,148,094	—
U.S. Government Agency Obligations	—	3,222,696,796	—
U.S. Treasury Obligations	—	2,258,196,500	—
Affiliated Money Market Mutual Fund	6,240,748	—	—
Repurchase Agreements	—	257,900,000	—
Options Written	(1,739,297)	(19,988,580)	(162,372)
Other Financial Instruments*
Futures	(17,342,156)	—	—
Foreign Forward Currency Contracts	—	(9,403,887)	—
Interest Rate Swaps	67,418,870	(1,665,206)	—
Credit Default Swaps	—	1,206,696	—

Total	$119,911,565	$8,105,300,527	$(162,372)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

U.S. Government Agency Obligations	45.0%
U.S. Treasury Obligations	31.6
Financial – Bank & Trust	6.4
Residential Mortgage-Backed Securities	6.2
Municipal Bonds	4.8
Foreign Government Bonds	4.6
Financial Services	4.4
Repurchase Agreements	3.6
Asset-Backed Securities	1.9
Commercial Mortgage-Backed Securities	1.4
Commercial Banks	0.9
Oil & Gas	0.8
Utilities	0.6
Certificates of Deposit	0.6

Insurance	0.4%
Diversified Financial Services	0.4
Metals & Mining	0.3
Beverages	0.2
Telecommunications	0.2
Savings & Loan	0.1
Automobiles	0.1
Commercial Paper	0.1
Affiliated Money Market Mutual Fund	0.1

114.7
Options Written	(0.3)
Liabilities in excess of other assets	(14.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$74,251,764	*	Due to broker — variation margin	$24,175,050	*
Interest rate contracts	—	—		Written options outstanding, at value	21,777,917
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	510,963		Unrealized depreciation on over-the-counter swap agreements	2,176,169
Interest rate contracts	Premiums paid for swap agreements	82,239		Premiums received for swap agreements	1,269,024
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	16,612,505		Unrealized depreciation on foreign currency forward contracts	26,016,392
Foreign exchange contracts	—	—		Written options outstanding, at value	90,429
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	2,254,124		Unrealized depreciation on over-the-counter swap agreements	1,047,428
Credit contracts	Premiums paid for swap agreements	120,902		Premiums received for swap agreements	2,109,770
Credit contracts	—	—		Written options outstanding, at value	21,903

Total		$93,832,497			$78,684,082

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(2,016,855)	$6,661,722	$14,955,840	$—	$19,600,707
Foreign exchange contracts	—	111,890	—	19,375,453	19,487,343
Credit contracts	—	—	3,137,529	—	3,137,529

Total	$(2,016,855)	$6,773,612	$18,093,369	$19,375,453	$42,225,579

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(18,563,120)	$(18,944,660)	$25,213,897	$—	$(12,293,883)
Foreign exchange contracts	—	307,199	—	3,402,665	3,709,864
Credit contracts	—	10,952	(6,972,764)	—	(6,961,812)

Total	$(18,563,120)	$(18,626,509)	$18,241,133	$3,402,665	$(15,545,831)

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Written Options(1)	Futures Contracts - Long Positions(2)	Futures Contracts - Short Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)	Credit Default Swap Agreements— Buy Protection(5)	Credit Default Swap Agreements— Sell Protection(5)
$7,556,281	$2,985,460,323	$13,880,346	$611,209,702	$1,402,040,019	$1,632,692,679	$272,061,900	$658,124,426

(1)	Premium Received.

(2)	Value at Trade Date.

(3)	Value at Settlement Date Payable.

(4)	Value at Settlement Date Receivable.

(5)	Notional Amount.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Repurchase agreements	$257,900,000	$—	$—	$257,900,000
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	19,377,592	—	—	19,377,592

				277,277,592

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(3,766,809)	539,118	—	(3,227,691)
Over-the-counter derivatives	(49,390,941)	8,610,987	—	(40,779,954)

				(44,007,645)

Collateral Amount Pledged/(Received):
Repurchase agreements				(257,900,000)
Exchange-traded and cleared derivatives				3,227,691
Over-the-counter derivatives				15,734,231

Net Amount				$(5,668,131)

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST PIMCO TOTAL RETURN BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $8,250,634,486)	$8,200,484,904
Affiliated investments (cost $6,240,748)	6,240,748
Foreign currency, at value (cost $5,438,034)	5,350,280
Deposit with broker	591,229
Receivable for investments sold	734,913,079
Dividends and interest receivable	38,064,577
Unrealized appreciation on foreign currency forward contracts	16,612,505
Unrealized appreciation on over-the-counter swap agreements	2,765,087
Receivable for fund share sold	2,060,707
Premiums paid for swap agreements	203,141
Tax reclaim receivable	154,322
Prepaid expenses	7,410

Total Assets	9,007,447,989

LIABILITIES:
Payable for investments purchased	1,784,166,707
Unrealized depreciation on foreign currency forward contracts	26,016,392
Written options outstanding, at value (premiums received $9,150,105)	21,890,249
Due to broker	8,752,000
Premiums received for swap agreements	3,378,794
Unrealized depreciation on over-the-counter swap agreements	3,223,597
Payable for fund share repurchased	2,525,271
Due to broker-variation margin	2,027,512
Advisory fees payable	1,767,814
Interest payable on investments sold short	680,939
Accrued expenses and other liabilities	603,365
Distribution fee payable	77,582
Deferred trustees’ fees	1,082
Affiliated transfer agent fee payable	417

Total Liabilities	1,855,111,721

NET ASSETS	$7,152,336,268

Net assets were comprised of:
Paid-in capital	$6,668,508,893
Retained earnings	483,827,375

Net assets, June 30, 2013	$7,152,336,268

Net asset value and redemption price per share, $7,152,336,268 / 588,415,834 outstanding shares of beneficial interest	$12.16

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$87,530,558
Unaffiliated dividend income	2,547,175
Affiliated dividend income	8,161

90,085,894

EXPENSES
Advisory fees	24,823,149
Distribution fee	2,793,629
Shareholder servicing fees and expenses	1,248,061
Custodian and accounting fees	627,000
Interest expense	47,959
Trustees’ fees	44,000
Insurance expenses	43,000
Audit fee	28,000
Legal fees and expenses	14,000
Commitment fee on syndicated credit agreement	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Miscellaneous	22,675

Total expenses	29,704,473
Less: advisory fee waivers and/or expense reimbursement	(34,395)
Less: shareholder servicing fee waiver	(471,348)

Net expenses	29,198,730

NET INVESTMENT INCOME	60,887,164

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	36,190,043
Futures transactions	(2,016,855)
Options written transactions	6,773,612
Short sales transactions	(137,672)
Swap agreements transactions	18,093,369
Foreign currency transactions	23,139,289

82,041,786

Net change in unrealized appreciation (depreciation) on:
Investments	(339,521,133)
Futures	(18,563,120)
Options written	(18,626,509)
Swap agreements	18,241,133
Foreign currencies	3,047,229

(355,422,400)

NET LOSS ON INVESTMENTS	(273,380,614)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(212,493,450)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$60,887,164	$161,873,901
Net realized gain on investment and foreign currency transactions	82,041,786	207,733,023
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(355,422,400)	320,112,075

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(212,493,450)	689,718,999

DISTRIBUTIONS	—	(286,196,859)

FUND SHARE TRANSACTIONS:
Fund share sold [44,450,163 and 233,913,381 shares, respectively]	557,281,407	2,863,042,849
Fund share issued in reinvestment of distributions [0 and 23,869,630 shares, respectively]	—	286,196,859
Fund share repurchased [107,829,977 and 187,431,101 shares, respectively]	(1,351,922,606)	(2,318,426,371)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(794,641,199)	830,813,337

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,007,134,649)	1,234,335,477
NET ASSETS:
Beginning of period	8,159,470,917	6,925,135,440

End of period	$7,152,336,268	$8,159,470,917

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 96.0%
AFFILIATED MUTUAL FUNDS	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio	1,403,444	$12,995,889
AST AQR Large-Cap Portfolio	41,477,681	417,680,253
AST BlackRock Value Portfolio*	4,839,196	52,602,065
AST ClearBridge Dividend Growth Portfolio	19,854,620	209,863,331
AST Federated Aggressive Growth Portfolio*	3,270,132	35,219,317
AST Goldman Sachs Large-Cap Value Portfolio*	2,633,515	53,539,369
AST Goldman Sachs Mid-Cap Growth Portfolio*	512,917	2,985,176
AST Goldman Sachs Small-Cap Value Portfolio*	2,044,042	28,677,914
AST High Yield Portfolio*	25,696,188	199,916,346
AST International Growth Portfolio*	20,641,858	244,606,021
AST International Value Portfolio*	15,775,725	245,943,549
AST Jennison Large-Cap Growth Portfolio*	6,244,573	95,229,738
AST Jennison Large-Cap Value Portfolio*	5,582,931	80,394,212
AST Large-Cap Value Portfolio*	7,879,710	134,427,852
AST Lord Abbett Core Fixed-Income Portfolio*	53,614,144	600,478,408
AST Marsico Capital Growth Portfolio*	5,867,311	142,106,266
AST MFS Growth Portfolio*	11,555,790	143,522,916
AST MFS Large-Cap Value Portfolio	4,485,971	53,293,340
AST Mid-Cap Value Portfolio*	1,088,941	16,573,685
AST Money Market Portfolio*	103,728,116	103,728,116
AST Neuberger Berman Core Bond Portfolio*	19,526,818	199,954,620
AST Neuberger Berman Mid-Cap Growth Portfolio*	441,259	12,011,057
AST Parametric Emerging Markets Equity Portfolio*	2,533,100	21,075,389
AST PIMCO Limited Maturity Bond Portfolio*	12,152,836	126,511,027
AST PIMCO Total Return Bond Portfolio*	91,589,124	1,113,723,753
AST Prudential Core Bond Portfolio*	129,198,295	1,348,830,200
AST QMA Emerging Markets Equity Portfolio	2,003,474	18,071,336
AST QMA Large-Cap Portfolio	41,318,022	415,659,297
AST Small-Cap Growth Portfolio*	2,098,178	54,531,634
AST Small-Cap Value Portfolio*	4,069,106	70,436,226
AST T. Rowe Price Equity Income Portfolio*	14,821,129	160,661,033
AST T. Rowe Price Large-Cap Growth Portfolio*	5,943,533	96,106,929
AST T. Rowe Price Natural Resources Portfolio*	203,758	4,042,556
AST Templeton Global Bond Portfolio	132,381	1,374,111
AST Western Asset Core Plus Bond Portfolio*	68,526,717	717,474,727

AFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
AST Western Asset Emerging Markets Debt Portfolio	13,467,303	$128,882,085

TOTAL LONG-TERM INVESTMENTS (cost $7,122,015,171)(w)		7,363,129,743

SHORT-TERM INVESTMENTS — 4.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 3.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $300,417,254)(w)(Note 4)	300,417,254	300,417,254

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $9,999,000)	0.040%	09/19/13	10,000	9,999,220

TOTAL SHORT-TERM INVESTMENTS (cost $310,416,254)				310,416,474

TOTAL INVESTMENTS — 100.1% (cost $7,432,431,425)				7,673,546,217
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (0.1)%				(4,781,794)

NET ASSETS — 100.0%				$7,668,764,423

The following abbreviations are used in the Portfolio descriptions:

CAC	French Stock Market Index
DAX	German Stock Index
FTSE	Financial Time Stock Exchange
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
1,037	10 Year U.S. Treasury Notes	Sep. 2013	$135,139,476	$131,245,313	$(3,894,163)
140	CAC40 10 Euro	Jul. 2013	6,876,656	6,805,378	(71,278)
25	DAX Index	Sep. 2013	6,655,462	6,480,960	(174,502)
44	FTSE 100 Index	Sep. 2013	4,186,309	4,123,411	(62,898)
84	Russell 2000 Mini Index	Sep. 2013	8,115,240	8,187,480	72,240
204	S&P 500 Index	Sep. 2013	81,799,713	81,564,300	(235,413)
50	TOPIX Index	Sep. 2013	5,530,853	5,701,754	170,901

					$(4,195,113)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices generally in active markets for identical securities.
Level 2	—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized costs.
Level 3	—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,663,546,997	$—	$—
U.S. Treasury Obligation	—	9,999,220	—
Other Financial Instruments*
Futures	(4,195,113)	—	—

Total	$7,659,351,884	$9,999,220	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(113,370) was included in Net Assets relating to securities held at the reporting period end.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Investment Type
Core Bonds	53.6%
Large/Mid-Cap Growth	19.4
Affiliated Money Market Mutual Fund	5.3
Large/Mid-Cap Value	5.1
International Value	3.2
International Growth	3.2
Large/Mid-Cap Blend	2.7
High Yield	2.6
Emerging Markets	2.4
Small-Cap Value	1.3
Small-Cap Growth	1.2
U.S. Treasury Obligations	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	—	$—		Due to broker-variation margin	$3,894,163	*
Equity contracts	Due to broker-variation margin	243,141	*	Due to broker-variation margin	544,091	*

Total		$243,141			$4,438,254

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(2,374,975)
Equity contracts	17,907,204

Total	$15,532,229

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(3,536,913)
Equity contracts	361,989

Total	$(3,174,924)

For the six months ended June 30, 2013, the Portfolio’s average value at trade date for futures long position was $230,579,080.

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$—	$—	$—	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(439,320)	—	—	(439,320)

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives				439,320

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Affiliated investments (cost $7,422,432,425)	$7,663,546,997
Unaffiliated investments (cost $9,999,000)	9,999,220
Foreign currency, at value (cost $828,292)	826,025
Dividends and interest receivable	44,427
Receivable for fund share sold	7,092
Prepaid expenses	302

Total Assets	7,674,424,063

LIABILITIES:
Payable for fund share repurchased	3,862,862
Due to broker	826,475
Due to broker-variation margin	439,320
Advisory fees payable	402,251
Accrued expenses and other liabilities	126,416
Deferred trustees’ fees	1,899
Affiliated transfer agent fee payable	417

Total Liabilities	5,659,640

NET ASSETS	$7,668,764,423

Net assets were comprised of:
Paid-in capital	$6,789,169,556
Retained earnings	879,594,867

Net assets, June 30, 2013	$7,668,764,423

Net asset value and redemption price per share, $7,668,764,423 / 623,826,682 outstanding shares of beneficial interest	$12.29

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Affiliated dividend income	$318,525
Interest income	3,001

321,526

EXPENSES
Advisory fees	5,891,385
Custodian and accounting fees	168,000
Trustees’ fees	40,000
Legal fees and expenses	14,000
Audit fee	11,000
Commitment fee on syndicated credit agreement	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Insurance expenses	2,000
Miscellaneous	5,453

Total expenses	6,144,838
Less: advisory fee waivers and/or expense reimbursement	(41,755)

Net expenses	6,103,083

NET INVESTMENT LOSS	(5,781,557)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions (including affiliated $292,030,194)	292,036,258
Futures transactions	15,532,229
Foreign currency transactions	116,697

307,685,184

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(145,016,955))	(145,017,072)
Futures	(3,174,924)
Foreign currencies	(5,985)

(148,197,981)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	159,487,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$153,705,646

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(5,781,557)	$95,119,400
Net realized gain on investment and foreign currency transactions	307,685,184	245,992,883
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(148,197,981)	313,605,596

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	153,705,646	654,717,879

DISTRIBUTIONS	—	(462,823,198)

FUND SHARE TRANSACTIONS:
Fund share sold [23,028,875 and 127,364,695 shares, respectively]	284,916,498	1,521,146,984
Fund share issued in reinvestment of distributions [0 and 40,777,374 shares, respectively]	—	462,823,198
Fund share repurchased [36,161,590 and 29,194,126 shares, respectively]	(447,061,349)	(353,226,172)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(162,144,851)	1,630,744,010

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,439,205)	1,822,638,691
NET ASSETS:
Beginning of period	7,677,203,628	5,854,564,937

End of period	$7,668,764,423	$7,677,203,628

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 91.1%
COMMON STOCKS — 67.1%	Shares	Value (Note 2)
Aerospace & Defense — 1.3%
AAR Corp.	30,712	$675,050
Alliant Techsystems, Inc.	37,500	3,087,375
Astronics Corp.*	4,500	183,915
BAE Systems PLC (United Kingdom)	625,210	3,640,923
BE Aerospace, Inc.*	40,200	2,535,816
Esterline Technologies Corp.*	6,700	484,343
European Aeronautic Defence and Space Co. NV (Netherlands)	33,979	1,817,893
Exelis, Inc.	118,600	1,635,494
General Dynamics Corp.	166,800	13,065,444
HEICO Corp.	23,300	1,173,621
Honeywell International, Inc.	185,400	14,709,636
Huntington Ingalls Industries, Inc.	42,450	2,397,576
Meggitt PLC (United Kingdom)	309,173	2,435,891
Northrop Grumman Corp.	130,300	10,788,840
Raytheon Co.	42,600	2,816,712
Rolls-Royce Holdings PLC (United Kingdom)*	100,670	1,733,385
Safran SA (France)	30,858	1,610,977
Taser International, Inc.*	87,500	745,500
Thales SA (France)	49,164	2,294,172
Ultra Electronics Holdings PLC (United Kingdom)	5,844	152,226
United Technologies Corp.	13,000	1,208,220

		69,193,009

Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.*	21,300	140,793
CWT Ltd. (Singapore)	249,000	280,200
Deutsche Post AG (Germany)	53,053	1,316,664
FedEx Corp.	172,800	17,034,624
Park-Ohio Holdings Corp.*	18,800	620,024
Singapore Post Ltd. (Singapore)	1,443,000	1,477,326
United Parcel Service, Inc. (Class B Stock)	123,700	10,697,576
Yamato Holdings Co. Ltd. (Japan)	23,100	486,492

		32,053,699

Airlines — 0.3%
Air New Zealand Ltd. (New Zealand)	572,910	656,741
AirAsia Bhd (Malaysia)	15,900	15,999
Alaska Air Group, Inc.*	110,300	5,735,600
Allegiant Travel Co.(a)	6,100	646,539
Deutsche Lufthansa AG (Germany)*	12,359	250,360
easyJet PLC (United Kingdom)	8,541	168,352
International Consolidated Airlines Group SA (Spain)*	48,070	192,993
Japan Airlines Co. Ltd. (Japan)	3,500	180,182
SAS AB (Sweden)*	160,469	305,731
Spirit Airlines, Inc.*	163,600	5,197,572
Turk Hava Yollari (Turkey)	69,592	270,385

		13,620,454

Auto Components — 0.3%
Aisin Seiki Co. Ltd. (Japan)	10,300	393,279
Autoneum Holding AG (Switzerland)	1,978	147,949
Brembo SpA (Italy)	30,676	547,234
Bridgestone Corp. (Japan)	34,200	1,166,228
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	26,000	81,680

COMMON STOCKS (continued)	Shares	Value (Note 2)
Auto Components (continued)
Cooper Tire & Rubber Co.	5,644	$187,211
Dana Holding Corp.	100,700	1,939,482
Denso Corp. (Japan)	37,400	1,758,293
Gentex Corp.	23,500	541,675
Grammer AG (Germany)	15,110	466,309
Hyundai Mobis (South Korea)	881	209,742
Johnson Controls, Inc.	15,400	551,166
Koito Manufacturing Co. Ltd. (Japan)	8,000	152,503
Plastic Omnium SA (France)	2,847	154,456
Standard Motor Products, Inc.	23,345	801,667
Stoneridge, Inc.*	22,000	256,080
Sumitomo Rubber Industries Ltd. (Japan)	9,000	146,917
Tenneco, Inc.*	5,900	267,152
Tower International, Inc.*	7,300	144,467
Toyoda Gosei Co. Ltd. (Japan)	66,300	1,621,012
Toyota Boshoku Corp. (Japan)	176,400	2,536,399
TS Tech Co. Ltd. (Japan)	2,500	79,405
Valeo SA (France)	34,449	2,161,631
Visteon Corp.*	28,300	1,786,296

		18,098,233

Automobiles — 0.8%
Daihatsu Motor Co. Ltd. (Japan)	10,000	189,407
Fiat SpA (Italy)*(a)	45,716	318,823
Ford Motor Co.	924,000	14,294,280
Fuji Heavy Industries Ltd. (Japan)	214,000	5,284,566
Geely Automobile Holdings Ltd. (Cayman Islands)	170,000	72,988
Great Wall Motor Co. Ltd. (China) (Class H Stock)	14,000	59,916
Honda Motor Co. Ltd. (Japan)	83,600	3,105,692
Hyundai Motor Co. (South Korea)	3,801	745,492
Isuzu Motors Ltd. (Japan)	62,000	423,829
Mahindra & Mahindra-Spon GDR (India)	14,341	234,234
Mazda Motor Corp. (Japan)*	142,000	561,388
Peugeot SA (France)*(a)	291,416	2,403,579
Renault SA (France)	11,167	752,177
Suzuki Motor Corp. (Japan)	175,400	4,043,027
Tata Motors Ltd. (India), ADR(a)	10,600	248,464
Thor Industries, Inc.	54,700	2,690,146
Toyota Motor Corp. (Japan)	141,300	8,522,911
UMW Holdings Bhd (Malaysia)	63,000	290,330

		44,241,249

Beverages — 1.1%
Anheuser-Busch InBev NV (Belgium)	42,585	3,834,043
Carlsberg A/S (Denmark) (Class B Stock)	2,466	220,500
Cia Cervecerias Unidas SA (Chile)	3,872	55,293
Cia de Bebidas das Americas (Brazil)	8,600	316,813
Coca-Cola Bottling Co. Consolidated	1,400	85,610
Coca-Cola Co. (The)	332,800	13,348,608
Coca-Cola Enterprises, Inc.	78,800	2,770,608
Diageo PLC (United Kingdom)	131,116	3,759,946
Dr. Pepper Snapple Group, Inc.	54,500	2,503,185
Fomento Economico Mexicano SAB de CV (Mexico)	20,900	216,461
Heineken Holding NV (Netherlands)	34,061	1,908,996
Kirin Holdings Co. Ltd. (Japan)	46,000	720,558
PepsiCo, Inc.	324,518	26,542,327
Royal Unibrew A/S (Denmark)	3,069	269,875

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)
Vina Concha y Toro SA (Chile)	70,053	$136,860

		56,689,683

Biotechnology — 1.6%
Acorda Therapeutics, Inc.*	34,300	1,131,557
Actelion Ltd. (Switzerland)*	44,938	2,706,961
Alexion Pharmaceuticals, Inc.*	53,800	4,962,512
Alkermes PLC (Ireland)*	72,000	2,064,960
Alnylam Pharmaceuticals, Inc.*	52,520	1,628,645
Amgen, Inc.	198,000	19,534,680
Astex Pharmaceuticals*	28,200	115,902
AVEO Pharmaceuticals, Inc.*	38,300	95,750
Biogen Idec, Inc.*	58,700	12,632,240
Celgene Corp.*	159,200	18,612,072
Celldex Therapeutics, Inc.*	9,200	143,612
CSL Ltd. (Australia)	44,510	2,506,723
Cubist Pharmaceuticals, Inc.*	4,700	227,010
Emergent Biosolutions, Inc.*	31,315	451,562
Genomic Health, Inc.*(a)	14,806	469,498
Gilead Sciences, Inc.*(a)	10,100	517,221
ImmunoGen, Inc.*(a)	62,600	1,038,534
Intercept Pharmaceuticals, Inc.*	1,100	49,324
Isis Pharmaceuticals, Inc.*	9,000	241,830
Ligand Pharmaceuticals, Inc.*(a)	54,200	2,028,164
Momenta Pharmaceuticals, Inc.*	33,500	504,510
Myriad Genetics, Inc.*(a)	12,000	322,440
PDL BioPharma, Inc.(a)	9,871	76,204
Pharmacyclics, Inc.*	8,600	683,442
Progenics Pharmaceuticals, Inc.*	6,400	28,544
Repligen Corp.*	36,000	296,640
Rigel Pharmaceuticals, Inc.*	19,600	65,464
Synageva Biopharma Corp.*	2,900	121,800
Targacept, Inc.*	14,708	62,803
United Therapeutics Corp.*(a)	87,600	5,765,832
Vanda Pharmaceuticals, Inc.*	19,900	160,792
Vertex Pharmaceuticals, Inc.*	55,100	4,400,837

		83,648,065

Building Products — 0.4%
A.O. Smith Corp.	197,866	7,178,578
AAON, Inc.	10,000	330,800
Fortune Brands Home & Security, Inc.	67,500	2,614,950
Geberit AG (Switzerland)	2,057	509,568
Gibraltar Industries, Inc.*	18,900	275,184
Griffon Corp.	5,200	58,500
Lennox International, Inc.	127,359	8,219,750
Nortek, Inc.*	3,200	206,176
PGT, Inc.*	10,300	89,301
TOTO Ltd. (Japan)	15,000	152,521
USG Corp.*	7,600	175,180

		19,810,508

Capital Markets — 1.8%
3i Group PLC (United Kingdom)	50,850	261,102
Aberdeen Asset Management PLC (United Kingdom)	636,339	3,703,289
Affiliated Managers Group, Inc.*	14,200	2,327,948
American Capital Ltd.*	123,400	1,563,478
Arlington Asset Investment Corp.	24,254	648,552
Ashmore Group PLC (United Kingdom)	116,307	607,121

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets (continued)
Azimut Holding SpA (Italy)	111,345	$2,027,205
Banca Generali SpA (Italy)	107,159	2,310,499
BlackRock Kelso Capital Corp.	4,300	40,248
BlackRock, Inc.	58,800	15,102,780
Capital Southwest Corp.	400	55,132
Daiwa Securities Group, Inc. (Japan)	86,000	720,243
Fifth Street Finance Corp.	146,953	1,535,659
Financial Engines, Inc.(a)	14,200	647,378
Franklin Resources, Inc.	102,900	13,996,458
GAMCO Investors, Inc.	1,000	55,410
Goldman Sachs Group, Inc. (The)	148,900	22,521,125
Henderson Group PLC (United Kingdom)	63,984	142,426
HFF, Inc. (Class A Stock)	19,695	349,980
ICAP PLC (United Kingdom)	31,084	171,626
Intermediate Capital Group PLC (United Kingdom)	168,987	1,117,705
Janus Capital Group, Inc.	64,700	550,597
LPL Financial Holdings, Inc.	10,700	404,032
Man Strategic Holdings PLC (United Kingdom)*	104,102	131,505
Manning & Napier, Inc.	3,500	62,160
MCG Capital Corp.	97,200	506,412
Nomura Holdings, Inc. (Japan)	190,200	1,400,018
Oppenheimer Holdings, Inc. (Class A Stock)	1,900	36,176
Partners Group Holding AG (Switzerland)	932	252,273
Raymond James Financial, Inc.	106,700	4,585,966
Schroders PLC (United Kingdom)	38,247	1,269,689
SEI Investments Co.	96,032	2,730,189
Solar Capital Ltd.	20,600	475,654
State Street Corp.	35,375	2,306,804
T. Rowe Price Group, Inc.	54,100	3,957,415
TCP Capital Corp.	13,900	233,103
Tetragon Financial Group Ltd. (United Kingdom)*	27,867	300,685
THL Credit, Inc.	18,400	279,496
Virtus Investment Partners, Inc.*	3,900	687,453
Waddell & Reed Financial, Inc. (Class A Stock)	101,036	4,395,066
Walter Investment Management Corp.*	23,400	791,154
Westwood Holdings Group, Inc.	1,400	60,088
WisdomTree Investments, Inc.*	17,400	201,318

		95,522,617

Chemicals — 1.7%
ADEKA Corp. (Japan)	106,000	1,086,505
American Vanguard Corp.	9,300	217,899
Arabian American Development Co.*	4,625	40,237
Asahi Kasei Corp. (Japan)	168,000	1,108,486
Axiall Corp.	16,300	694,054
Balchem Corp.	4,900	219,275
BASF SE (Germany)	29,697	2,648,767
Celanese Corp. (Class A Stock)	9,800	439,040
CF Industries Holdings, Inc.	80,357	13,781,227
Cytec Industries, Inc.	21,200	1,552,900
Daicel Corp. (Japan)	16,000	139,839
Denki Kagaku Kogyo KK (Japan)	46,000	166,515
Elementis PLC (United Kingdom)	24,610	82,119
EMS-Chemie Holding AG (Switzerland)	3,370	998,147
Filtrona PLC (United Kingdom)	103,679	1,108,687
Fuller (H.B.) Co.	34,000	1,285,540

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
FutureFuel Corp.	28,389	$402,272
Hanwha Corp. (South Korea)	4,020	102,765
Huabao International Holdings Ltd. (Bermuda)	614,000	270,358
Huntsman Corp.	31,500	521,640
International Flavors & Fragrances, Inc.	36,400	2,735,824
JSR Corp. (Japan)	9,000	182,103
K+S AG (Germany)	107,397	3,969,063
Kaneka Corp. (Japan)	15,000	98,904
Kansai Paint Co. Ltd. (Japan)	11,000	140,417
Koppers Holdings, Inc.	15,300	584,154
Kuraray Co. Ltd. (Japan)	292,400	4,098,045
Linde AG (Germany)	17,145	3,194,910
LSB Industries, Inc.*	21,380	650,166
LyondellBasell Industries NV (Netherlands) (Class A Stock)	141,500	9,375,790
Minerals Technologies, Inc.	22,332	923,205
Mitsubishi Chemical Holdings Corp. (Japan)	41,000	192,155
Mitsubishi Gas Chemical Co., Inc. (Japan)	20,000	146,632
Monsanto Co.	46,754	4,619,295
Mosaic Co. (The)	237,900	12,801,399
Nippon Paint Co. Ltd. (Japan)	16,000	192,950
Nitto Denko Corp. (Japan)	8,900	570,807
Olin Corp.	3,600	86,112
OM Group, Inc.*	3,000	92,760
Omnova Solutions, Inc.*	17,700	141,777
Petronas Chemicals Group Bhd (Malaysia)	158,200	331,289
PPG Industries, Inc.	14,500	2,122,945
PTT Global Chemical PCL (Thailand)	129,000	286,990
RPM International, Inc.	14,600	466,324
Schulman, (A.), Inc.	58,429	1,567,065
Sensient Technologies Corp.	14,337	580,218
Shin-Etsu Chemical Co. Ltd. (Japan)	21,900	1,449,458
Sociedad Quimica y Minera de Chile SA (Chile)	3,273	132,711
Symrise AG (Germany)	6,018	243,576
Syngenta AG (Switzerland)	535	208,628
Toray Industries, Inc. (Japan)	76,000	491,085
Tosoh Corp. (Japan)	27,000	93,487
Tredegar Corp.	11,100	285,270
Valspar Corp. (The)	61,752	3,993,502
Yara International ASA (Norway)	101,289	4,039,309
Zeon Corp. (Japan)	345,000	4,044,194

		91,998,791

Commercial Banks — 3.4%
1st Source Corp.	4,200	99,792
Access National Corp.	6,400	83,072
Agricultural Bank of China Ltd. (China) (Class H Stock)	277,000	113,234
Alpha Bank A.E. (Greece)*	2,192,069	1,225,882
American National Bankshares, Inc.	1,700	39,508
Aozora Bank Ltd. (Japan)	1,397,000	4,362,934
Associated Banc-Corp.	103,500	1,609,425
Australia & New Zealand Banking Group Ltd. (Australia)	309,806	8,042,395
Axis Bank Ltd. (India), GDR*	2,503	55,818
Banca Carige SpA (Italy)*(a)	111,105	67,021
BancFirst Corp.	2,300	107,065
Banco de Chile (Chile)	957,231	138,107

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
Banco do Brasil SA (Brazil)	27,900	$276,205
Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	9,300	208,227
Banco Santander Brasil SA (Brazil)	12,000	72,978
Banco Santander SA (Spain)	56,489	361,485
Bancorp, Inc. (The)*	4,223	63,303
BancorpSouth, Inc.	135,017	2,389,801
Bangkok Bank PCL (Thailand)	19,900	132,540
Bank Hapoalim BM (Israel)*	55,299	249,564
Bank Mandiri Persero Tbk PT (Indonesia)	362,000	326,501
Bank Negara Indonesia Persero Tbk PT (Indonesia)	568,500	244,691
Bank of China Ltd. (China) (Class H Stock)	1,553,000	636,210
Bank of Communications Co. Ltd. (China) (Class H Stock)	442,000	283,235
Bank of East Asia Ltd. (Hong Kong)	69,600	249,121
Bank of Marin Bancorp	1,200	48,000
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	417,500	324,147
Banner Corp.	3,600	121,644
BDO Unibank, Inc. (Philippines)	19,800	38,809
BNP Paribas SA (France)	52,330	2,864,793
Bryn Mawr Bank Corp.	2,000	47,860
Capital Bank Financial Corp.	48,400	919,116
Cathay General Bancorp.	97,448	1,983,067
Chemical Financial Corp.	4,017	104,402
Chiba Bank Ltd. (The) (Japan)	28,000	191,042
China Construction Bank Corp. (China) (Class H Stock)	950,000	667,583
China Merchants Bank Co. Ltd. (China) (Class H Stock)	173,500	288,066
China Minsheng Banking Corp Ltd. (China) (Class H Stock)	65,500	63,783
Chinatrust Financial Holding Co. Ltd. (Taiwan)	158,000	97,521
Chongqing Rural Commercial Bank (China)	506,000	212,692
Citizens & Northern Corp.	1,600	30,912
CoBiz Financial, Inc.	4,100	34,030
Commonwealth Bank of Australia (Australia)	116,236	7,316,629
Community Trust Bancorp, Inc.	4,100	146,042
ConnectOne Bancorp, Inc.*	1,500	46,110
Dah Sing Banking Group Ltd. (Hong Kong)	163,200	192,095
DnB ASA (Norway)	299,405	4,343,366
E. Sun Financial Holding Co. Ltd. (Taiwan)	56,000	34,043
Eagle Bancorp, Inc.*	8,370	187,321
East West Bancorp, Inc.	115,245	3,169,238
Fidelity Southern Corp.*	3,900	48,243
Financial Institutions, Inc.	3,500	64,435
First Commonwealth Financial Corp.	22,100	162,877
First Community Bancshares, Inc.	4,700	73,696
First Financial Holding Co. Ltd. (Taiwan)	89,000	52,454
First Interstate Bancsystem, Inc.	54,600	1,131,858
First Merchants Corp.	11,200	192,080
First Midwest Bancorp, Inc.	34,752	476,797
First Niagara Financial Group, Inc.	89,500	901,265
FirstMerit Corp.	59,300	1,187,779
Great Southern Bancorp, Inc.	7,100	191,416
Hancock Holding Co.	22,662	681,446
Hanmi Financial Corp.*	24,417	431,448
HDFC Bank Ltd. (India), ADR	6,200	224,688

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
Heartland Financial USA, Inc.	3,800	$104,462
HomeTrust Bancshares, Inc.*	5,100	86,496
Hong Leong Financial Group Bhd (Malaysia)	37,200	169,685
HSBC Holdings PLC (United Kingdom), (QMTF)	658,514	6,817,075
Huntington Bancshares, Inc.	1,598,100	12,593,028
Iberiabank Corp.	17,000	911,370
ICICI Bank Ltd. (India), ADR(a)	7,200	275,400
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,232,000	772,134
International Bancshares Corp.	36,515	824,509
Iyo Bank Ltd. (The) (Japan)	14,000	133,807
Joyo Bank Ltd. (The) (Japan)	32,000	174,767
KeyCorp	165,400	1,826,016
Komercni Banka A/S (Czech Republic)	205	38,055
Krung Thai Bank PCL (Thailand)	277,100	181,368
Lakeland Financial Corp.	4,200	116,550
MainSource Financial Group, Inc.	3,400	45,662
MB Financial, Inc.	29,162	781,542
Mega Financial Holding Co. Ltd. (Taiwan)	111,000	83,853
Metro Bancorp, Inc.*	2,500	50,075
Mitsubishi UFJ Financial Group, Inc. (Japan)	667,800	4,124,246
Mizuho Financial Group, Inc. (Japan)	3,095,600	6,428,612
National Australia Bank Ltd. (Australia)	136,984	3,705,426
National Bank Holdings Corp.	11,500	226,550
NBT Bancorp, Inc.	10,508	222,454
OFG Bancorp (Puerto Rico)	26,614	481,980
Old National Bancorp	58,900	814,587
Oversea-Chinese Banking Corp. Ltd. (Singapore)	132,000	1,037,670
Pacific Continental Corp.	10,210	120,478
Pacific Mercantile Bancorp*	6,298	36,214
Peoples Bancorp, Inc.	1,600	33,728
PNC Financial Services Group, Inc. (The)	144,600	10,544,232
PrivateBancorp, Inc.	55,333	1,173,613
Public Bank Bhd (Malaysia)	14,400	77,613
Regions Financial Corp.	738,400	7,036,952
Resona Holdings, Inc. (Japan)	579,800	2,823,740
RHB Capital Bhd (Malaysia)	8,400	22,884
S.Y. Bancorp, Inc.	3,200	78,496
Sandy Spring Bancorp, Inc.	10,400	224,848
Sberbank of Russia (Russia), ADR.	31,010	355,995
Siam Commercial Bank PCL (Thailand)	23,400	129,769
SinoPac Financial Holdings Co. Ltd. (Taiwan)	604,000	285,645
Skandinaviska Enskilda Banken AB (Sweden)	75,827	723,921
Standard Bank Group Ltd. (South Africa)	21,569	243,055
State Bank of India (India), GDR	861	56,617
StellarOne Corp.	6,900	135,585
Sterling Financial Corp.	19,700	468,466
Sumitomo Mitsui Financial Group, Inc. (Japan)	164,000	7,506,780
Susquehanna Bancshares, Inc.	54,900	705,465
SVB Financial Group*	8,000	666,560
Svenska Handelsbanken AB (Sweden) (Class A Stock)	4,813	192,830
Swedbank AB (Sweden) (Class A Stock)	219,355	5,024,228

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
Taylor Capital Group, Inc.*	3,600	$60,804
Trico Bancshares	7,300	155,709
Turkiye Halk Bankasi A/S (Turkey)	8,259	69,978
Turkiye Is Bankasi (Turkey) (Class C Stock)	21,153	62,433
Turkiye Vakiflar Bankasi Tao (Turkey) (Class D Stock)	9,958	24,796
Union First Market Bankshares Corp.	5,860	120,657
United Overseas Bank Ltd. (Singapore)	64,000	999,431
Univest Corp. of Pennsylvania	6,500	123,955
Washington Trust Bancorp, Inc.	3,900	111,228
Webster Financial Corp.	59,998	1,540,749
Wells Fargo & Co.	895,700	36,965,539
WesBanco, Inc.	32,503	859,054
Western Alliance Bancorp*	5,700	90,231
Westpac Banking Corp. (Australia)	327,473	8,597,798
Wilshire Bancorp, Inc.	31,250	206,875
Wintrust Financial Corp.(a)	11,700	447,876

		182,863,113

Commercial Services & Supplies — 0.3%
Berendsen PLC (United Kingdom)	23,144	261,796
Brink’s Co. (The)	66,703	1,701,593
Courier Corp.	4,300	61,404
Dai Nippon Printing Co. Ltd. (Japan)	199,000	1,815,830
Deluxe Corp.	129,200	4,476,780
Downer EDI Ltd. (Australia)	23,100	75,318
Ennis, Inc.	6,800	117,572
G&K Services, Inc. (Class A Stock)	5,700	271,320
Herman Miller, Inc.	7,200	194,904
Intrum Justitia AB (Sweden)	7,458	152,646
Kimball International, Inc.	3,800	36,898
Knoll, Inc.	6,400	90,944
Mine Safety Appliances Co.	16,518	768,913
Performant Financial Corp.*	27,700	321,043
Rollins, Inc.	27,701	717,456
Secom Co. Ltd. (Japan)	12,900	701,381
Steelcase, Inc. (Class A Stock)	43,900	640,062
Toppan Printing Co. Ltd. (Japan)	34,000	235,862
UniFirst Corp.	27,300	2,491,125
US Ecology, Inc.	6,529	179,156
Viad Corp.	16,000	392,320

		15,704,323

Communications Equipment — 1.3%
AAC Technologies Holdings, Inc. (Cayman Islands)	362,500	2,033,797
ARRIS Group, Inc.*(a)	122,900	1,763,615
Aruba Networks, Inc.*(a)	42,400	651,264
Aviat Networks, Inc.*	22,185	58,125
CalAmp Corp.*	26,100	381,060
Cisco Systems, Inc.	1,332,200	32,385,782
Digi International, Inc.*	6,200	58,094
Emulex Corp.*	86,835	566,164
Extreme Networks*	51,800	178,710
Finisar Corp.*(a)	16,100	272,895
Netgear, Inc.*	29,075	887,951
Pace PLC (United Kingdom)	40,396	148,625
Plantronics, Inc.	50,673	2,225,558
Polycom, Inc.*	343,847	3,624,147
QUALCOMM, Inc.	351,700	21,481,836

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment (continued)
Tessco Technologies, Inc.	4,000	$105,600

		66,823,223

Computers & Peripherals — 1.8%
Apple, Inc.	171,200	67,808,896
Asustek Computer, Inc. (Taiwan)	8,000	68,438
Catcher Technology Co. Ltd. (Taiwan)	60,000	310,180
Chicony Electronics Co. Ltd. (Taiwan)	94,000	244,289
Cray, Inc.*	3,300	64,812
Datalink Corp.*	5,100	54,264
Electronics for Imaging, Inc.*	35,723	1,010,604
Hewlett-Packard Co.	867,600	21,516,480
Immersion Corp.*	9,500	125,875
Lexmark International, Inc. (Class A Stock)(a)	8,800	269,016
Lite-On Technology Corp. (Taiwan)	26,000	45,447
NEC Corp. (Japan)	145,000	317,529
NetApp, Inc.*	11,400	430,692
Pegatron Corp. (Taiwan)*	21,000	34,489
QLogic Corp.*(a)	122,700	1,173,012
Seiko Epson Corp. (Japan)(a)	138,100	1,886,174
Synaptics, Inc.*(a)	64,000	2,467,840
Wincor Nixdorf AG (Germany)	2,843	153,772

		97,981,809

Construction & Engineering — 0.6%
AECOM Technology Corp.*	257,600	8,189,104
Argan, Inc.	3,600	56,160
China Communications Construction Co. Ltd. (China) (Class H Stock)*	326,000	253,411
China Railway Construction Corp. Ltd. (China) (Class H Stock)	277,000	239,539
China Railway Group Ltd. (China) (Class H Stock)	52,000	23,892
Daelim Industrial Co. Ltd. (South Korea)	370	27,890
Ellaktor SA (Greece)*	70,140	200,938
EMCOR Group, Inc.	14,000	569,100
Ferrovial SA (Spain)	268,584	4,287,929
Furmanite Corp.*	10,400	69,576
Gamuda Bhd (Malaysia)	22,700	34,010
Implenia AG (Switzerland)*	6,646	331,403
Interserve PLC (United Kingdom)	40,664	314,031
JGC Corp. (Japan)	5,000	180,062
KBR, Inc.	108,905	3,539,414
Larsen & Toubro Ltd. (India)	2,699	63,945
Mota-Engil SGPS SA (Portugal)	66,558	201,073
Obrascon Huarte Lain SA (Spain)	108,277	3,679,173
Orion Marine Group, Inc.*	7,000	84,630
Pike Electric Corp.	19,800	243,540
Primoris Services Corp.	60,865	1,200,258
Quanta Services, Inc.*	186,300	4,929,498
Taikisha Ltd. (Japan)	7,700	189,306
Vinci SA (France)	83,269	4,176,798

		33,084,680

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	17,000	45,703
BBMG Corp. (China) (Class H Stock)	335,000	204,431

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction Materials (continued)
China National Building Material Co. Ltd. (China) (Class H Stock)	108,000	$96,076
China Shanshui Cement Group Ltd. (Cayman Islands)	25,000	11,163
Eagle Materials, Inc.	8,400	556,668
Headwaters, Inc.*	97,200	859,248
HeidelbergCement AG (Germany)	7,454	499,422
Holcim Ltd. (Switzerland)*	3,792	263,947
Imerys SA (France)	2,523	154,910
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	119,500	293,432
RHI AG (Austria)	4,486	156,267
Semen Indonesia Persero Tbk PT (Indonesia)	41,000	70,417
United States Lime & Minerals, Inc.*	1,200	62,700

		3,274,384

Consumer Finance — 0.2%
Capital One Financial Corp.	48,100	3,021,161
Cash America International, Inc.	4,600	209,116
Credit Acceptance Corp.*	2,200	231,110
DFC Global Corp.*	82,100	1,133,801
Discover Financial Services	19,200	914,688
Encore Capital Group, Inc.*	10,100	334,411
EZCORP, Inc. (Class A Stock)*	30,900	521,592
Nelnet, Inc. (Class A Stock)	72,400	2,612,915
Provident Financial PLC (United Kingdom)	6,678	151,188

		9,129,982

Containers & Packaging — 0.3%
Greif, Inc. (Class A Stock)	30,552	1,609,174
Myers Industries, Inc.	11,200	168,112
Packaging Corp. of America	100,242	4,907,848
Rock-Tenn Co. (Class A Stock)(a)	42,000	4,194,960
Silgan Holdings, Inc.	21,100	990,856
Smurfit Kappa Group PLC (Ireland)	107,755	1,797,155

		13,668,105

Distributors
Canon Marketing Japan, Inc. (Japan)	25,500	341,413
Core-Mark Holding Co., Inc.	10,600	673,100
Imperial Holdings Ltd. (South Africa)	2,490	52,858
Inchcape PLC (United Kingdom)	22,996	175,082

		1,242,453

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	19,400	673,374
Capella Education Co.*	11,300	470,645
Kroton Educacional SA (Brazil)	2,400	33,225
Service Corp. International	237,700	4,285,731

		5,462,975

Diversified Financial Services — 1.6%
Banca IFIS SpA (Italy)	16,375	173,888
Bank of America Corp.	846,500	10,885,990
CBOE Holdings, Inc.	38,320	1,787,245
Citigroup, Inc.	591,900	28,393,443
Corporacion Financiera Colombiana SA (Colombia)	14,489	268,113
FirstRand Ltd. (South Africa)	127,064	371,813
Fubon Financial Holding Co. Ltd. (Taiwan)	257,000	349,085

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
IG Group Holdings PLC (United Kingdom)	115,990	$1,024,293
Industrivarden AB (Sweden) (Class C Stock)	91,491	1,527,755
Investor AB (Sweden) (Class B Stock)	161,544	4,335,979
JPMorgan Chase & Co.	683,200	36,066,128
Marlin Business Services Corp.	4,100	93,398
MSCI, Inc. (Class A Stock)*	10,600	352,662
RMB Holdings Ltd. (South Africa)	69,110	275,830

		85,905,622

Diversified Telecommunication Services — 1.7%
8x8, Inc.*	98,700	813,288
AT&T, Inc.	1,130,100	40,005,540
Atlantic Tele-Network, Inc.	5,700	283,062
Bezeq Israeli Telecommunication Corp. Ltd. (The) (Israel)	100,449	133,550
BT Group PLC (United Kingdom)	1,215,740	5,707,632
Cbeyond, Inc.*	24,200	189,728
CenturyLink, Inc.	415,700	14,694,995
China Communications Services Corp. Ltd. (China) (Class H Stock)	392,000	245,907
China Unicom Hong Kong Ltd. (Hong Kong)	62,000	81,586
Deutsche Telekom AG (Germany)	500,634	5,832,632
IDT Corp. (Class B Stock)	14,700	274,743
Koninklijke KPN NV (Netherlands)	177,123	367,492
KT Corp. (South Korea)	8,420	263,258
LG Uplus Corp. (South Korea)*	2,660	27,833
Nippon Telegraph & Telephone Corp. (Japan)	106,100	5,530,026
Orange SA (France)	110,502	1,046,382
Premiere Global Services, Inc.*	17,417	210,223
TDC A/S (Denmark)	196,946	1,596,163
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	133,500	148,673
Telenor ASA (Norway)	37,076	736,441
Telstra Corp. Ltd. (Australia)	228,556	993,645
Turk Telekomunikasyon A/S (Turkey)	6,969	26,972
Verizon Communications, Inc.	251,600	12,665,544
Ziggo NV (Netherlands)	9,801	393,677

		92,268,992

Electric Utilities — 0.9%
American Electric Power Co., Inc.	127,100	5,691,538
CEZ A/S (Czech Republic)	2,224	53,315
Chubu Electric Power Co., Inc. (Japan)	33,400	473,111
Chugoku Electric Power Co., Inc. (The) (Japan)	15,800	247,747
Duke Energy Corp.	37,000	2,497,500
EDP—Energias de Portugal SA (Portugal)	895,456	2,888,512
El Paso Electric Co.	27,692	977,805
Electricite de France SA (France)	12,960	300,756
Empire District Electric Co. (The)(a)	1,400	31,234
Exelon Corp.	236,800	7,312,384
Fortum OYJ (Finland)	25,230	472,640
Great Plains Energy, Inc.	83,412	1,880,106
Hokkaido Electric Power Co., Inc. (Japan)*	9,500	129,645
Hokuriku Electric Power Co. (Japan)	8,700	136,515
Iberdrola SA (Spain)	963,125	5,089,707
IDACORP, Inc.	42,600	2,034,576

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Kansai Electric Power Co., Inc. (The) (Japan)*	36,900	$505,099
Kyushu Electric Power Co., Inc. (Japan)*	23,000	346,637
OGE Energy Corp.	17,800	1,213,960
PNM Resources, Inc.	16,400	363,916
Portland General Electric Co.	47,000	1,437,730
Reliance Infrastructure Ltd. (India)	771	13,592
Shikoku Electric Power Co., Inc. (Japan)*	8,900	160,717
Tenaga Nasional Bhd (Malaysia)	137,300	360,266
Tohoku Electric Power Co., Inc. (Japan)*	24,500	305,905
Tokyo Electric Power Co., Inc. (The) (Japan)*	73,500	379,434
Xcel Energy, Inc.	516,793	14,645,913

		49,950,260

Electrical Equipment — 0.2%
AMETEK, Inc.	107,700	4,555,710
Brady Corp. (Class A Stock)	9,100	279,643
Coleman Cable, Inc.	8,700	157,122
EnerSys, Inc.	1,900	93,176
Fuji Electric Co. Ltd. (Japan)	160,000	562,572
Generac Holdings, Inc.	11,900	440,419
Hubbell, Inc. (Class B Stock)	16,800	1,663,200
Legrand SA (France)	14,144	655,786
LSI Industries, Inc.	4,100	33,169
Preformed Line Products Co.	1,300	86,203
Regal-Beloit Corp.	31,600	2,048,944
Schneider Electric SA (France)	14,483	1,051,847
Teco Electric and Machinery Co. Ltd. (Taiwan)	77,000	76,648
Thermon Group Holdings, Inc.*	6,900	140,760

		11,845,199

Electronic Equipment, Instruments & Components — 0.7%
Arrow Electronics, Inc.*(a)	183,800	7,324,430
AU Optronics Corp. (Taiwan)*	359,000	127,491
Audience, Inc.*	13,900	183,619
Avnet, Inc.*	295,784	9,938,342
Barco NV (Belgium)	9,014	728,245
Belden, Inc.	2,200	109,846
Benchmark Electronics, Inc.*	13,615	273,661
Checkpoint Systems, Inc.*	8,400	119,196
Chimei Innolux Corp. (Taiwan)*	85,000	41,972
Delta Electronics, Inc. (Taiwan)	77,000	349,694
Enplas Corp. (Japan)	17,200	1,271,951
Fabrinet (Cayman Islands)*	11,000	154,000
FUJIFILM Holdings Corp. (Japan)	24,200	532,246
GSI Group, Inc. (Canada)*	12,500	100,500
Hirose Electric Co. Ltd. (Japan)	1,800	237,078
Hon Hai Precision Industry Co. Ltd. (Taiwan)	38,000	92,873
Horiba Ltd. (Japan)	4,500	164,127
Hoya Corp. (Japan)	26,200	538,887
Ingram Micro, Inc. (Class A Stock)*	257,700	4,893,723
Insight Enterprises, Inc.*	20,500	363,670
Keyence Corp. (Japan)	2,700	860,249
Largan Precision Co. Ltd. (Taiwan)	1,000	31,729
Littelfuse, Inc.	16,700	1,245,987
Multi-Fineline Electronix, Inc.*	9,400	139,214
Murata Manufacturing Co. Ltd. (Japan)	30,300	2,304,767

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
Omron Corp. (Japan)	11,900	$354,775
PC Connection, Inc.	17,200	265,740
Rofin-Sinar Technologies, Inc.*	2,600	64,844
Sanmina Corp.*	34,200	490,770
ScanSource, Inc.*	16,100	515,200
SYNNEX Corp.*(a)	3,200	135,296
Taiyo Yuden Co. Ltd. (Japan)	9,800	149,040
Tech Data Corp.*	21,800	1,026,562
TPK Holding Co. Ltd. (Cayman Islands)	3,000	47,723
TT electronics PLC (United Kingdom)	101,639	236,521
TTM Technologies, Inc.*	52,461	440,672
Vishay Intertechnology, Inc.*(a)	101,900	1,415,391
Yaskawa Electric Corp. (Japan)	11,000	133,503

		37,403,534

Energy Equipment & Services — 1.2%
Atwood Oceanics, Inc.*	68,702	3,575,939
Bristow Group, Inc.	27,900	1,822,428
China Oilfield Services Ltd. (China) (Class H Stock)	114,000	221,717
Dawson Geophysical Co.*	6,100	224,846
Diamond Offshore Drilling, Inc.(a)	87,600	6,026,004
Ensco PLC (United Kingdom) (Class A Stock)	231,949	13,480,876
Exterran Holdings, Inc.*	18,700	525,844
Global Geophysical Services, Inc.*	34,000	160,480
Helix Energy Solutions Group, Inc.*	22,100	509,184
Key Energy Services, Inc.*	62,000	368,900
Matrix Service Co.*	34,100	531,278
Natural Gas Services Group, Inc.*	3,900	91,611
Newpark Resources, Inc.*	6,500	71,435
Oceaneering International, Inc.	82,507	5,957,005
Oil States International, Inc.*	8,700	805,968
Parker Drilling Co.*	34,000	169,320
Sapurakencana Petroleum Bhd (Malaysia)	45,300	58,445
Schlumberger Ltd. (Curacao)	259,600	18,602,936
Superior Energy Services, Inc.*	266,600	6,915,604
TETRA Technologies, Inc.*	84,331	865,236
TGS Nopec Geophysical Co. ASA (Norway)	5,763	167,471
Transocean Ltd. (Switzerland)	19,290	926,249
Unit Corp.*	46,968	1,999,897
Willbros Group, Inc.*	25,142	154,372

		64,233,045

Food & Staples Retailing — 1.4%
Aeon Co. Ltd. (Japan)	31,300	411,321
Almacenes Exito SA (Colombia)	1,884	30,588
Andersons, Inc. (The)	2,500	132,975
Carrefour SA (France)	14,890	408,977
Casino Guichard Perrachon SA (France)	36,476	3,418,003
Controladora Comercial Mexicana SAB de CV (Mexico)	60,100	228,481
CP ALL PCL (Thailand)	281,100	353,471
CVS Caremark Corp.	394,400	22,551,792
Delhaize Group SA (Belgium)	5,610	346,822
E-Mart Co. Ltd. (South Korea)	1,362	239,190
Eurocash SA (Poland)	880	15,546
Harris Teeter Supermarkets, Inc.	12,900	604,494
Ingles Markets, Inc. (Class A Stock)	2,500	63,125
J Sainsbury PLC (United Kingdom)	767,664	4,149,132

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing (continued)
Koninklijke Ahold NV (Netherlands)	10,720	$159,437
Kroger Co. (The)	433,680	14,979,307
Magnit OJSC (Russia), GDR	2,837	162,276
Massmart Holdings Ltd. (South Africa)	1,476	26,772
Nash Finch Co.	5,847	128,692
President Chain Store Corp. (Taiwan)	50,000	326,841
Pricesmart, Inc.	1,900	166,497
Rallye SA (France)	13,198	474,753
Safeway, Inc.(a)	151,500	3,584,490
Siam Makro PCL (Thailand)	800	20,119
Spartan Stores, Inc.	9,500	175,180
UNY Group Holdings Co. Ltd. (Japan)	625,800	4,208,747
Village Super Market, Inc. (Class A Stock)	5,400	178,686
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	5,500	15,417
Wal-Mart Stores, Inc.	132,100	9,840,129
Weis Markets, Inc.	4,000	180,280
WM Morrison Supermarkets PLC (United Kingdom)	1,081,979	4,306,789
Woolworths Ltd. (Australia)	31,533	944,627

		72,832,956

Food Products — 1.7%
Archer-Daniels-Midland Co.	439,500	14,903,445
Associated British Foods PLC (United Kingdom)	19,506	514,573
Austevoll Seafood ASA (Norway)	38,863	223,926
Bunge Ltd. (Bermuda)	43,700	3,092,649
Cal-Maine Foods, Inc.	9,600	446,496
Danone SA (France)	56,377	4,243,383
Darling International, Inc.*	107,168	1,999,755
Felda Global Ventures Holdings Bhd (Malaysia)	15,000	21,445
First Resources Ltd. (Singapore)	465,000	649,742
General Mills, Inc.	136,300	6,614,639
GrainCorp Ltd. (Australia) (Class A Stock)	11,006	125,965
Green Mountain Coffee Roasters, Inc.*(a)	24,700	1,853,982
Hershey Co. (The)	41,800	3,731,904
Hillshire Brands Co.	170,300	5,633,524
Ingredion, Inc.	135,800	8,911,196
IOI Corp. Bhd (Malaysia)	35,700	61,517
J&J Snack Foods Corp.	1,100	85,580
JBS SA (Brazil)	91,700	263,427
Lancaster Colony Corp.	5,200	405,548
M Dias Branco SA (Brazil)	400	15,130
Marine Harvest ASA (Norway)	1,720,706	1,749,109
Nestle SA (Switzerland)	130,556	8,567,137
Nutreco NV (Netherlands)	3,798	160,830
Omega Protein Corp.*	20,444	183,587
Orkla ASA (Norway)	39,485	323,284
Pilgrim’s Pride Corp.*	174,274	2,603,653
Sanderson Farms, Inc.(a)	26,500	1,760,130
Seaboard Corp.	82	222,056
Suedzucker AG (Germany)	121,233	3,753,275
Tate & Lyle PLC (United Kingdom)	25,068	314,522
Tiger Brands Ltd. (South Africa)	2,217	66,201
Tyson Foods, Inc. (Class A Stock)(a)	500,300	12,847,704
Unilever NV (Netherlands), CVA	68,778	2,707,384

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Uni-President Enterprises Corp. (Taiwan)	187,000	$363,503

		89,420,201

Gas Utilities — 0.3%
Atmos Energy Corp.	83,283	3,419,600
Chesapeake Utilities Corp.	9,500	489,155
Enagas SA (Spain)	5,081	125,582
GAIL India Ltd. (India), GDR	7,603	240,507
Gas Natural SDG SA (Spain)	19,563	394,145
Korea Gas Corp. (South Korea)	317	14,583
National Fuel Gas Co.	40,200	2,329,590
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	144,500	83,534
Southwest Gas Corp.	18,721	875,956
UGI Corp.	138,100	5,401,091
WGL Holdings, Inc.	3,600	155,592

		13,529,335

Healthcare Equipment & Supplies — 1.5%
Abbott Laboratories	579,900	20,226,912
Anika Therapeutics, Inc.*	7,700	130,900
Arthrocare Corp.*	2,000	69,060
Atrion Corp.	200	43,742
Baxter International, Inc.	156,500	10,840,755
Becton, Dickinson and Co.	83,800	8,281,954
C.R. Bard, Inc.	12,664	1,376,324
Cantel Medical Corp.	4,100	138,867
Computer Programs & Systems, Inc.	12,400	609,336
Cooper Cos., Inc. (The)	9,400	1,119,070
CryoLife, Inc.	5,200	32,552
Hill-Rom Holdings, Inc.	31,595	1,064,120
Hologic, Inc.*	254,700	4,915,710
IDEXX Laboratories, Inc.*(a)	10,100	906,778
Integra Lifesciences Holdings Corp.*	24,100	882,783
Intuitive Surgical, Inc.*	23,500	11,904,630
Invacare Corp.	38,800	557,168
Masimo Corp.	64,423	1,365,768
MedAssets, Inc.*	136,000	2,412,640
Meridian Bioscience, Inc.	19,000	408,500
Omnicell, Inc.*	3,400	69,870
Orthofix International NV (Curacao)*	21,800	586,420
Rochester Medical Corp.*	5,200	76,596
Sirona Dental Systems, Inc.*	27,800	1,831,464
Smith & Nephew PLC (United Kingdom)	47,789	535,233
Staar Surgical Co.*	23,700	240,555
STERIS Corp.	104,566	4,483,791
Stryker Corp.	4,000	258,720
SurModics, Inc.*	17,400	348,174
Symmetry Medical, Inc.*	23,500	197,870
Teleflex, Inc.	10,400	805,896
Thoratec Corp.*	71,200	2,229,272
Vascular Solutions, Inc.*	8,500	125,035
West Pharmaceutical Services, Inc.	16,894	1,186,972

		80,263,437

Healthcare Providers & Services — 1.2%
Aetna, Inc.	102,000	6,481,080
Alfresa Holdings Corp. (Japan)	3,100	165,990
Arseus NV (Belgium)	10,133	266,634

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Providers & Services (continued)
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	3,000	$15,235
Bio-Reference Labs, Inc.*(a)	23,400	672,750
Centene Corp.*	1,100	57,706
Chemed Corp.(a)	3,700	267,991
CIGNA Corp.	180,000	13,048,200
Community Health Systems, Inc.	6,900	323,472
Ensign Group, Inc. (The)	7,900	278,238
Five Star Quality Care, Inc.*	38,000	213,180
HCA Holdings, Inc.	140,000	5,048,400
Health Net, Inc.*	94,800	3,016,536
HealthSouth Corp.*(a)	49,800	1,434,240
Henry Schein, Inc.*	5,900	564,925
Humana, Inc.	83,800	7,071,044
Kindred Healthcare, Inc.*	4,400	57,772
Life Healthcare Group Holdings Ltd. (South Africa)	57,086	216,518
LifePoint Hospitals, Inc.*	39,000	1,904,760
Medica SA (France)	19,432	349,004
Medipal Holdings Corp. (Japan)	11,900	161,337
National Healthcare Corp.	1,800	86,040
Primary Health Care Ltd. (Australia)	666,611	2,919,493
Providence Service Corp. (The)*	7,300	212,357
Ramsay Health Care Ltd. (Australia)	6,908	225,793
Ryman Healthcare Ltd. (New Zealand)	35,934	176,932
Select Medical Holdings Corp.	145,487	1,192,993
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	8,400	15,703
Sinopharm Group Co. Ltd. (China) (Class H Stock)	14,000	34,988
Sonic Healthcare Ltd. (Australia)	18,025	244,875
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	4,300	92,321
Universal Health Services, Inc. (Class B Stock)	79,000	5,289,840
VCA Antech, Inc.*	80,900	2,110,681
WellCare Health Plans, Inc.*	61,800	3,432,990
WellPoint, Inc.	89,400	7,316,496

		64,966,514

Hotels, Restaurants & Leisure — 1.6%
Accor SA (France)	7,850	275,932
AFC Enterprises, Inc.*	12,000	431,280
Ainsworth Game Technology Ltd. (Australia)	49,620	182,059
Betfair Group PLC (United Kingdom)	32,751	425,212
Bloomin’ Brands, Inc.	6,500	161,720
Bob Evans Farms, Inc.	12,617	592,747
Bravo Brio Restaurant Group, Inc.*	2,100	37,422
Brinker International, Inc.(a)	94,332	3,719,511
Carrols Restaurant Group, Inc.*	7,158	46,241
Cheesecake Factory, Inc. (The)(a)	32,600	1,365,614
Chipotle Mexican Grill, Inc.*(a)	18,000	6,558,300
Cracker Barrel Old Country Store, Inc.	19,400	1,836,404
Denny’s Corp.*	14,400	80,928
Fiesta Restaurant Group, Inc.*	15,128	520,252
Flight Centre Ltd. (Australia)	111,349	3,987,168
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)*	268,000	1,301,793
Genting Bhd (Malaysia)	13,700	45,114
Gtech SpA (Italy)	117,574	2,941,993

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
International Game Technology	140,200	$2,342,742
Jack in the Box, Inc.*	136,357	5,357,466
Jollibee Foods Corp. (Philippines)	5,480	18,737
Life Time Fitness, Inc.*(a)	20,934	1,049,003
Marcus Corp.	10,300	131,016
Marriott Vacations Worldwide Corp.*	36,000	1,556,640
McDonald’s Corp.	276,700	27,393,300
MGM China Holdings Ltd. (Cayman Islands)	50,000	132,683
Monarch Casino & Resort, Inc.*	2,700	45,522
Multimedia Games Holding Co., Inc.*	19,600	510,972
OPAP SA (Greece)	17,796	148,925
Oriental Land Co. Ltd. (Japan)	2,800	433,317
Paddy Power PLC (Ireland)	2,368	203,185
Ruth’s Hospitality Group, Inc.	21,600	260,712
Sonic Corp.*	78,471	1,142,538
Starbucks Corp.	122,500	8,022,525
Texas Roadhouse, Inc.	57,500	1,438,650
Thomas Cook Group PLC (United Kingdom)*	70,009	137,037
TUI AG (Germany)*(a)	253,939	3,012,556
TUI Travel PLC (United Kingdom)	132,769	719,848
William Hill PLC (United Kingdom)	45,215	303,208
Yum! Brands, Inc.	69,900	4,846,866

		83,717,138

Household Durables — 0.6%
Barratt Developments PLC (United Kingdom)*	51,542	242,475
Bassett Furniture Industries, Inc.	2,500	38,825
Bellway PLC (United Kingdom)	6,465	124,845
Cavco Industries, Inc.*	2,200	110,990
Coway Co. Ltd. (South Korea)	677	32,898
CSS Industries, Inc.	3,000	74,790
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	4,500	30,916
Haseko Corp. (Japan)*	1,376,000	1,676,351
iRobot Corp.*	19,400	771,538
Jarden Corp.*	139,649	6,109,644
La-Z-Boy, Inc.	50,825	1,030,223
LG Electronics, Inc. (South Korea)	4,647	295,357
Libbey, Inc.*	7,900	189,363
Mohawk Industries, Inc.*	44,300	4,983,307
NACCO Industries, Inc. (Class A Stock)	4,800	274,944
Persimmon PLC (United Kingdom)*	199,662	3,584,133
Sekisui House Ltd. (Japan)	28,000	404,558
Sony Corp. (Japan)	132,000	2,788,661
Sumitomo Forestry Co. Ltd. (Japan)	13,100	159,697
Taylor Wimpey PLC (United Kingdom)	169,343	246,735
Tupperware Brands Corp.	53,700	4,171,953
Universal Electronics, Inc.*	5,900	165,967
Whirlpool Corp.	58,100	6,644,316

		34,152,486

Household Products — 1.0%
Church & Dwight Co., Inc.	14,100	870,111
Colgate-Palmolive Co.	149,700	8,576,313
Energizer Holdings, Inc.(a)	56,200	5,648,662
Henkel AG & Co. KGaA (Germany)	7,069	553,641
Kimberly-Clark Corp.	93,800	9,111,732

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Products (continued)
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	95,900	$314,549
Procter & Gamble Co. (The)	260,900	20,086,691
Reckitt Benckiser Group PLC (United Kingdom)	92,533	6,545,501

		51,707,200

Independent Power Producers & Energy Traders — 0.2%
Aboitiz Power Corp. (Philippines)	25,200	20,300
AES Corp.	954,700	11,446,853
AES Gener SA (Chile)	334,308	217,805
China Resources Power Holdings Co. Ltd. (Hong Kong)	24,000	57,344
Electric Power Development Co. Ltd. (Japan)	6,100	190,714
Huaneng Power International, Inc. (China) (Class H Stock)	98,000	96,867
Tractebel Energia SA (Brazil)	11,300	175,677

		12,205,560

Industrial Conglomerates — 0.9%
Alfa SAB de CV (Mexico) (Class A Stock)	39,500	94,989
Alliance Global Group, Inc. (Philippines)*	419,000	225,262
Bidvest Group Ltd. (South Africa)	4,035	99,971
Carlisle Cos., Inc.	68,467	4,266,179
DCC PLC (Ireland)	4,702	183,630
Enka Insaat ve Sanayi A/S (Turkey)	102,175	256,295
General Electric Co.	1,467,200	34,024,368
Grupo Carso SAB de CV (Mexico) (Class A Stock)	50,500	240,936
Hopewell Holdings Ltd. (Hong Kong)	156,000	517,756
Hutchison Whampoa Ltd. (Hong Kong)	497,000	5,199,743
Indus Holding AG (Germany)	10,240	331,588
KOC Holding A/S (Turkey)	8,650	41,453
Samsung Techwin Co. Ltd. (South Korea)	473	26,876
Shanghai Industrial Holdings Ltd. (Hong Kong)	8,000	24,642
Siemens AG (Germany)	9,958	1,008,377
SK Holdings Co. Ltd. (South Korea)	340	50,286
SM Investments Corp. (Philippines)	2,875	70,821

		46,663,172

Insurance — 2.9%
ACE Ltd. (Switzerland)	87,900	7,865,292
Aegon NV (Netherlands)	560,021	3,757,194
Ageas (Belgium)	122,313	4,291,745
Alleghany Corp.*(a)	6,400	2,453,184
Allianz SE (Germany)	14,299	2,087,090
Allied World Assurance Co. Holdings AG (Switzerland)	400	36,604
American Equity Investment Life Holding Co.	35,000	549,500
American Financial Group, Inc.	74,000	3,619,340
American International Group, Inc.*	160,400	7,169,880
AXA SA (France)	91,903	1,811,648
BB Seguridade Participacoes SA (Brazil)	7,900	62,135
Beazley PLC (United Kingdom)	44,129	154,672
Berkshire Hathaway, Inc. (Class B Stock)*	170,686	19,103,177
Brown & Brown, Inc.	134,763	4,344,759
Cathay Financial Holding Co. Ltd. (Taiwan)	83,000	112,800

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Chubb Corp. (The)	175,300	$14,839,145
CNO Financial Group, Inc.	30,200	391,392
Crawford & Co.	5,292	29,741
Donegal Group, Inc. (Class A Stock)	2,400	33,528
EMC Insurance Group, Inc.	3,300	86,658
Enstar Group Ltd. (Bermuda)*	1,200	159,576
Everest Re Group Ltd. (Bermuda)	38,900	4,989,314
FBL Financial Group, Inc. (Class A Stock)	4,100	178,391
Fidelity National Financial, Inc. (Class A Stock)	69,300	1,650,033
First American Financial Corp.	64,080	1,412,323
Gjensidige Forsikring ASA (Norway)	10,926	160,964
Greenlight Capital Re Ltd. (Cayman Islands) (Class A Stock)*	21,400	524,942
Hannover Rueckversicherung AG (Germany)	55,374	3,981,768
HCC Insurance Holdings, Inc.	70,813	3,052,748
HCI Group, Inc.	13,500	414,720
Hilltop Holdings, Inc.*	13,581	222,728
Hiscox Ltd. (Bermuda)	18,797	162,817
Horace Mann Educators Corp.	2,473	60,292
Kansas City Life Insurance Co.	1,200	45,924
Kemper Corp.	23,152	792,956
Legal & General Group PLC (United Kingdom)	557,764	1,453,738
Liberty Holdings Ltd. (South Africa)	21,540	260,919
Mediolanum SpA (Italy)	23,137	143,426
MetLife, Inc.	263,800	12,071,488
MMI Holdings Ltd. (South Africa)	115,218	257,982
Muenchener Rueckversicherungs AG (Germany)	20,991	3,856,293
National Western Life Insurance Co.	500	94,925
Navigators Group Inc/The*	3,400	193,936
PartnerRe Ltd. (Bermuda)	48,100	4,355,936
Phoenix Group Holdings (Cayman Islands)	54,550	528,988
Porto Seguro SA (Brazil)	21,500	232,888
Powszechny Zaklad Ubezpieczen SA (Poland)	751	92,533
Prudential PLC (United Kingdom)	381,120	6,220,974
Reinsurance Group of America, Inc.	50,039	3,458,195
RMI Holdings (South Africa)	9,037	23,012
Sampo OYJ (Finland) (Class A Stock)	27,105	1,055,459
SCOR SE (France)	5,631	172,828
Shin Kong Financial Holding Co. Ltd. (Taiwan)*	582,000	195,033
StanCorp Financial Group, Inc.(a)	6,600	326,106
Swiss Re AG (Switzerland)*	75,977	5,652,757
Symetra Financial Corp.	39,768	635,890
Travelers Cos., Inc. (The)	198,900	15,896,088
Tryg A/S (Denmark)	21,139	1,741,556
United Fire Group, Inc.	4,300	106,769
Universal Insurance Holdings, Inc.	16,400	116,112
W.R. Berkley Corp.	70,900	2,896,974
XL Group PLC (Ireland)	30,400	921,728

		153,571,513

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.*	26,000	7,219,940
Expedia, Inc.	6,900	415,035
Home Retail Group PLC (United Kingdom)	422,177	859,957

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet & Catalog Retail (continued)
HSN, Inc.	79,640	$4,278,260
Overstock.com, Inc.*	12,400	349,680
PetMed Express, Inc.	9,631	121,351
Trade Me Ltd. (New Zealand)	20,371	76,727

		13,320,950

Internet Software & Services — 1.2%
Akamai Technologies, Inc.*	130,600	5,557,030
AOL, Inc.*(a)	87,400	3,188,352
Envestnet, Inc.*	12,809	315,101
Equinix, Inc.*(a)	5,100	942,072
Google, Inc. (Class A Stock)*	27,000	23,769,990
IAC/InterActiveCorp.	10,900	518,404
IntraLinks Holdings, Inc.*	28,598	207,621
j2 Global, Inc.(a)	16,100	684,411
Kakaku.com, Inc. (Japan)	3,500	106,880
Keynote Systems, Inc.	4,800	94,848
Limelight Networks, Inc.*	16,523	37,177
LogMeIn, Inc.*	40,400	988,184
NHN Corp. (South Korea)	1,442	366,103
Perficient, Inc.*	18,800	250,792
QuinStreet, Inc.*	13,400	115,642
SciQuest, Inc.*	19,700	493,485
Shutterstock, Inc.	11,200	624,736
Tencent Holdings Ltd. (Cayman Islands)	6,000	234,283
Travelzoo, Inc.*	8,000	218,080
United Online, Inc.	66,900	507,102
ValueClick, Inc.*(a)	292,109	7,209,251
VistaPrint NV (Netherlands)*(a)	4,400	217,228
Vocus, Inc.*	45,100	474,452
Web.com Group, Inc.*	18,800	481,280
XO Group, Inc.*	11,007	123,278
Yahoo! Japan Corp. (Japan)	6,345	3,124,373
Yahoo!, Inc.*	613,100	15,394,941
Zix Corp.*	31,200	131,976

		66,377,072

IT Services — 1.6%
Accenture PLC (Ireland) (Class A Stock)(a)	42,500	3,058,300
Alliance Data Systems Corp.*(a)	4,100	742,223
Amadeus IT Holding SA (Spain) (Class A Stock)	71,728	2,295,655
Broadridge Financial Solutions, Inc.	43,292	1,150,701
Cap Gemini SA (France)	8,333	404,663
Cardtronics, Inc.*	12,100	333,960
Cielo SA (Brazil)	4,000	100,226
Cognizant Technology Solutions Corp. (Class A Stock)*	237,700	14,882,397
Computer Sciences Corp.	97,581	4,271,120
CoreLogic, Inc.*	408,291	9,460,102
DST Systems, Inc.	45,100	2,946,383
Euronet Worldwide, Inc.*	10,100	321,786
Fiserv, Inc.*	57,500	5,026,075
Forrester Research, Inc.	30,700	1,126,383
Global Cash Access Holdings, Inc.*	41,932	262,494
Global Payments, Inc.	63,665	2,948,963
Hackett Group Inc/The	12,300	63,837
iGATE Corp.*	63,600	1,044,312
Infosys Ltd. (India), ADR(a)	400	16,476
International Business Machines Corp.	108,800	20,792,768

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
Jack Henry & Associates, Inc.	13,500	$636,255
NeuStar, Inc. (Class A Stock)*(a)	24,245	1,180,247
Nomura Research Institute Ltd. (Japan)	5,400	175,373
Obic Co. Ltd. (Japan)	3,340	873,662
Syntel, Inc.	85,019	5,345,145
Syntel, Inc.	6,696	420,978
Visa, Inc. (Class A Stock)	15,300	2,796,075
Wipro Ltd. (India), ADR	5,200	37,856

		82,714,415

Leisure Equipment & Products — 0.4%
Arctic Cat, Inc.	23,255	1,046,010
Brunswick Corp.	8,900	284,355
Giant Manufacturing Co. Ltd. (Taiwan)	3,000	20,564
Hasbro, Inc.(a)	45,900	2,057,697
Merida Industry Co. Ltd. (Taiwan)	45,000	265,665
Namco Bandai Holdings, Inc. (Japan)	9,900	160,454
Polaris Industries, Inc.(a)	117,700	11,181,500
Smith & Wesson Holding Corp.*(a)	401,500	4,006,970
Steinway Musical Instruments, Inc.*	4,500	136,935
Yamaha Corp. (Japan)	14,700	168,426

		19,328,576

Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc.*	8,000	897,600
Bruker Corp.*	88,600	1,430,890
Cambrex Corp.*	11,700	163,449
Charles River Laboratories International, Inc.*	18,900	775,467
Covance, Inc.*	28,400	2,162,376
Lonza Group AG (Switzerland)*	2,777	208,657
Mettler-Toledo International, Inc.*(a)	46,188	9,293,026
Techne Corp.	22,700	1,568,116

		16,499,581

Machinery — 1.7%
AGCO Corp.	139,400	6,996,486
Aida Engineering Ltd. (Japan)	22,500	171,723
Alamo Group, Inc.	4,200	171,444
Astec Industries, Inc.	2,100	72,009
Atlas Copco AB (Sweden) (Class B Stock)	22,553	482,651
Blount International, Inc.*	12,600	148,932
Bucher Industries AG (Switzerland)	3,723	890,737
Burckhardt Compression Holding AG (Switzerland)	502	199,833
China International Marine Containers Group Co. Ltd. (China)*	8,800	15,085
Columbus Mckinnon Corp.*	10,200	217,464
Crane Co.	22,703	1,360,364
Deere & Co.	26,800	2,177,500
Duerr AG (Germany)	32,000	1,927,720
Federal Signal Corp.*	31,500	275,625
Gildemeister AG (Germany)	6,804	151,267
Graco, Inc.	14,300	903,903
Greenbrier Cos., Inc.*	48,769	1,188,501
Hardinge, Inc.	4,200	62,076
Hino Motors Ltd. (Japan)	290,000	4,255,438
Hitachi Construction Machinery Co. Ltd. (Japan)	5,300	106,900
Hyster-Yale Materials Handling, Inc.	17,472	1,097,067

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
IDEX Corp.	53,500	$2,878,835
IHI Corp. (Japan)	71,000	268,630
John Bean Technologies Corp.	13,844	290,862
Kadant, Inc.	6,100	184,037
Kone OYJ (Finland) (Class B Stock)	53,879	4,273,629
Krones AG (Germany)	5,948	422,948
Kubota Corp. (Japan)	60,000	873,202
KUKA AG (Germany)	42,437	1,791,579
LB Foster Co. (Class A Stock)	8,100	349,677
Lincoln Electric Holdings, Inc.	141,590	8,108,859
Lindsay Corp.(a)	1,900	142,462
Lydall, Inc.*	3,700	54,020
Makita Corp. (Japan)	5,300	284,940
Mitsubishi Heavy Industries Ltd. (Japan)	614,000	3,413,569
Mueller Industries, Inc.	8,700	438,741
OC Oerlikon Corp. AG (Switzerland)*	9,362	110,915
Oshkosh Corp.*	302,800	11,497,316
Parker Hannifin Corp.	74,129	7,071,907
Spirax-Sarco Engineering PLC (United Kingdom)	12,259	502,424
Standex International Corp.	2,000	105,500
Timken Co.	171,174	9,633,672
Trelleborg AB (Sweden) (Class B Stock)	28,331	424,878
Valmont Industries, Inc.	75,152	10,753,500
Wabtec Corp.	43,400	2,318,862
Wartsila OYJ Abp (Finland)	10,180	442,268

		89,509,957

Marine — 0.1%
A.P. Moller-Maersk A/S (Denmark)	29	195,255
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	79	565,136
DFDS A/S (Denmark)	3,004	182,963
Matson, Inc.	108,305	2,707,625
MISC Bhd (Malaysia)*	14,100	22,760
Mitsui OSK Lines Ltd. (Japan)*	64,000	248,713

		3,922,452

Media — 1.6%
AMC Networks, Inc. (Class A Stock)*	88,900	5,814,949
BEC World PCL (Thailand)	124,700	236,212
Belo Corp. (Class A Stock)	21,175	295,391
CBS Corp. (Class B Stock)	180,300	8,811,261
Cinemark Holdings, Inc.	145,200	4,053,984
Comcast Corp. (Class A Stock)	726,700	30,434,196
Cumulus Media, Inc. (Class A Stock)*	19,400	65,766
DIRECTV*	26,300	1,620,606
EW Scripps Co.*	2,800	43,624
Hakuhodo DY Holdings, Inc. (Japan)	14,720	1,030,969
Harte-Hanks, Inc.	13,589	116,865
ITV PLC (United Kingdom)	197,541	421,171
Journal Communications, Inc. (Class A Stock)*	16,238	121,623
Liberty Media Corp. (Class A Stock)*	25,100	3,181,676
Live Nation Entertainment, Inc.*	23,200	359,600
MDC Partners, Inc. (Canada)	3,400	61,336
Media Nusantara Citra Tbk PT (Indonesia)*	59,500	18,696
Mediaset SpA (Italy)*	37,246	140,295
Naspers Ltd. (South Africa) (Class N Stock)	5,101	376,513
Publicis Groupe SA (France)	64,874	4,620,246

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Rightmove PLC (United Kingdom)	73,638	$2,334,563
Scholastic Corp.(a)	14,700	430,563
Scripps Networks Interactive, Inc. (Class A Stock)	50,700	3,384,732
Technicolor SA (France)*	35,525	141,438
Time Warner, Inc.	33,600	1,942,752
Trinity Mirror PLC (United Kingdom)*	102,611	173,234
Viacom, Inc. (Class B Stock)	59,400	4,042,170
Walt Disney Co. (The)	96,500	6,093,975
Washington Post Co. (The) (Class B Stock)	1,400	677,278
Wiley, (John) & Sons, Inc. (Class A Stock)	10,068	403,626
WPP PLC (United Kingdom)	135,813	2,321,441

		83,770,751

Metals & Mining — 0.9%
African Barrick Gold PLC (United Kingdom)	301,100	439,642
African Rainbow Minerals Ltd. (South Africa)	16,136	244,028
Assore Ltd. (South Africa)	5,033	162,929
Aurubis AG (Germany)	1,821	97,621
BC Iron Ltd. (Australia)	72,338	213,854
BHP Billiton Ltd. (Australia)	132,929	3,826,086
BHP Billiton PLC (United Kingdom)	109,331	2,787,721
CAP SA (Chile)	944	20,959
Carpenter Technology Corp.	3,400	153,238
Coeur d’Alene Mines Corp.*	113,300	1,506,890
Compass Minerals International, Inc.	4,000	338,120
Dowa Holdings Co. Ltd. (Japan)	13,000	116,167
Ferrexpo PLC (United Kingdom)	428,578	870,180
Fortescue Metals Group Ltd. (Australia)	1,310,640	3,608,002
Fosun International Ltd. (Hong Kong)	21,500	15,713
Freeport-McMoRan Copper & Gold, Inc.	525,200	14,500,772
Glencore International PLC (United Kingdom)	135,387	560,435
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	22,500	65,117
Harmony Gold Mining Co. Ltd. (South Africa)	5,370	20,039
Hyundai Steel Co. (South Korea)	718	40,202
JFE Holdings, Inc. (Japan)	24,700	541,127
Kingsgate Consolidated Ltd. (Australia)	475,345	566,353
Kumba Iron Ore Ltd. (South Africa)	5,964	278,325
Materion Corp.	3,700	100,233
Mitsubishi Materials Corp. (Japan)	64,000	225,317
MMC Norilsk Nickel OJSC (Russia), ADR	17,944	257,855
Mount Gibson Iron Ltd. (Australia)	1,005,858	424,094
Noranda Aluminum Holding Corp.	36,200	116,926
Olympic Steel, Inc.	3,800	93,100
Reliance Steel & Aluminum Co.	75,938	4,978,495
Shougang Fushan Resources Group Ltd. (Hong Kong)	46,000	17,763
Silver Lake Resources Ltd. (Australia)*	1,308,527	730,412
Southern Copper Corp.	59,500	1,643,390
Sterlite Industries India Ltd. (India), ADR	42,428	247,780
Sumitomo Metal Mining Co. Ltd. (Japan)	339,000	3,776,010
SunCoke Energy, Inc.*	39,200	549,584
Tata Steel Ltd. (India) (Class S Stock), GDR	3,793	17,473
Vale SA (Brazil)	60,100	785,137
Worthington Industries, Inc.	73,900	2,343,369

		47,280,458

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail — 0.3%
Big Lots, Inc.*	27,200	$857,616
Dillard’s, Inc. (Class A Stock)	15,700	1,286,929
Dollar Tree, Inc.*	14,100	716,844
Gordmans Stores, Inc.*	8,100	110,241
Hyundai Department Store Co. Ltd. (South Korea)	1,285	168,152
Lotte Shopping Co. Ltd. (South Korea)	215	66,592
Macy’s, Inc.	193,800	9,302,400
Myer Holdings Ltd. (Australia)	381,714	829,206
Next PLC (United Kingdom)	8,558	592,818
Ryohin Keikaku Co. Ltd. (Japan)	1,900	155,751
Takashimaya Co. Ltd. (Japan)	14,000	141,894
Woolworths Holdings Ltd. (South Africa)	10,290	67,072

		14,295,515

Multi-Utilities — 0.6%
A2A SpA (Italy)	2,787,585	2,072,264
Alliant Energy Corp.	58,764	2,962,881
Avista Corp.	107,262	2,898,220
DTE Energy Co.	71,900	4,818,019
E.ON SE (Germany)	342,009	5,605,040
Iren SpA (Italy)*	915,461	1,020,129
National Grid PLC (United Kingdom)	351,526	3,984,791
NorthWestern Corp.	25,600	1,021,440
RWE AG (Germany)	25,707	819,484
SCANA Corp.	177,484	8,714,464
Vectren Corp.	8,500	287,555

		34,204,287

Office Electronics — 0.1%
Canon, Inc. (Japan)	59,200	1,940,179
Neopost SA (France)(a)	1,806	119,578
Ricoh Co. Ltd. (Japan)	375,000	4,443,870
Zebra Technologies Corp. (Class A Stock)*	13,700	595,128

		7,098,755

Oil, Gas & Consumable Fuels — 5.0%
Adams Resources & Energy, Inc.	2,300	158,447
Alon USA Energy, Inc.	64,856	937,818
Anadarko Petroleum Corp.	181,400	15,587,702
Beach Energy Ltd. (Australia)	70,179	72,107
BP PLC (United Kingdom)	1,685,551	11,697,703
Cabot Oil & Gas Corp.	13,900	987,178
Callon Petroleum Co.*	11,600	39,092
Caltex Australia Ltd. (Australia)	7,189	118,246
Chevron Corp.	306,700	36,294,878
China Petroleum & Chemical Corp. (China) (Class H Stock)	913,400	639,165
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	43,500	110,580
Cimarex Energy Co.	15,100	981,349
CNOOC Ltd. (Hong Kong)	97,000	162,467
ConocoPhillips	360,600	21,816,300
Cosan SA Industria e Comercio (Brazil)	1,700	32,776
Crosstex Energy, Inc.	30,700	606,632
Delek US Holdings, Inc.	79,600	2,290,888
Energen Corp.	14,700	768,222
Eni SpA (Italy)	177,050	3,633,750
EOG Resources, Inc.	3,600	474,048
EPL Oil & Gas, Inc.*	20,500	601,880

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Evolution Petroleum Corp.*	13,800	$150,558
Exxon Mobil Corp.	605,700	54,724,995
Gazprom OAO (Russia), ADR	75,137	493,650
Green Plains Renewable Energy, Inc.*	40,500	539,460
Grupa Lotos SA (Poland)*	17,047	183,852
Hess Corp.	163,600	10,877,764
Hollyfrontier Corp.	146,300	6,258,714
Idemitsu Kosan Co. Ltd. (Japan)	36,300	2,782,648
JX Holdings, Inc. (Japan)	119,000	574,581
Lukoil OAO (Russia), ADR	10,591	610,571
Marathon Oil Corp.	153,825	5,319,270
Marathon Petroleum Corp.	97,700	6,942,562
Matador Resources Co.*	43,300	518,734
Murphy Oil Corp.	13,700	834,193
Neste Oil OYJ (Finland)	6,936	101,212
Noble Energy, Inc.	149,000	8,945,960
OMV AG (Austria)	89,506	4,037,695
PetroChina Co. Ltd. (China) (Class H Stock)	76,000	82,411
Petroleo Brasileiro SA (Brazil)	69,500	462,845
Phillips 66	289,100	17,030,881
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)*	27,375	47,825
Reliance Industries Ltd. (India), GDR	17,977	521,901
Renewable Energy Group, Inc.*	55,900	795,457
Repsol SA (Spain)	44,184	932,497
REX American Resources Corp.*	5,300	152,481
Rosneft Oil Co. (Russia), GDR	65,800	456,599
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	200,578	6,407,304
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	178,742	5,919,782
Sasol Ltd. (South Africa)	8,950	389,663
SK Innovation Co. Ltd. (South Korea)	780	91,887
SM Energy Co.	63,400	3,802,732
Statoil ASA (Norway)	58,707	1,212,773
Stone Energy Corp.*	83,300	1,835,099
Surgutneftegaz OJSC (Russia), ADR	13,684	107,283
Targa Resources Corp.	28,500	1,833,405
Tatneft (Russia), ADR	9,091	330,367
Thai Oil PCL (Thailand)	11,100	22,547
Total SA (France)	145,545	7,108,844
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	1,714	41,853
Ultrapar Participacoes SA (Brazil)	4,300	102,656
Vaalco Energy, Inc.*	81,300	465,036
Valero Energy Corp.	368,800	12,823,176
Warren Resources, Inc.*	27,900	71,145
Woodside Petroleum Ltd. (Australia)	34,710	1,105,445

		266,061,541

Paper & Forest Products — 0.1%
Altri SGPS SA (Portugal)	73,876	180,045
Deltic Timber Corp.	2,500	144,550
Domtar Corp.	55,600	3,697,400
Duratex SA (Brazil)	30,500	174,278
Ence Energia y Celulosa S.A (Spain)	113,025	349,675
Hokuetsu Kishu Paper Co. Ltd. (Japan)	33,500	142,851
KapStone Paper and Packaging Corp.	4,700	188,846
Mondi PLC (United Kingdom)	19,745	245,838
Neenah Paper, Inc.	22,400	711,648

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products (continued)
Oji Holdings Corp. (Japan)	39,000	$157,201
P.H. Glatfelter Co.	25,200	632,520
Portucel Empresa Produtora de Pasta e Papel SA (Portugal)	77,893	248,061
Schweitzer-Mauduit International, Inc.(a)	7,400	369,112

		7,242,025

Personal Products — 0.1%
Inter Parfums, Inc.	73,900	2,107,628
L’Oreal SA (France)	12,704	2,088,329
Medifast, Inc.*	75,210	1,937,409
Revlon, Inc. (Class A Stock)*	3,900	86,034
USANA Health Sciences, Inc.*	4,600	332,948

		6,552,348

Pharmaceuticals — 3.4%
AbbVie, Inc.	229,700	9,495,798
Allergan, Inc.	162,300	13,672,152
Aspen Pharmacare Holdings Ltd. (South Africa)*	4,056	93,239
AstraZeneca PLC (United Kingdom)	65,719	3,107,137
Bayer AG (Germany)	10,669	1,135,929
Boiron SA (France)	3,329	173,327
Celltrion, Inc. (South Korea)	746	27,304
Dr Reddy’s Laboratories Ltd. (India), ADR*	8,400	317,688
Eli Lilly & Co.	361,800	17,771,616
Galenica AG (Switzerland)	5,175	3,252,483
GlaxoSmithKline PLC (United Kingdom)	439,855	10,994,783
Hi-Tech Pharmacal Co., Inc.	7,800	258,960
Jazz Pharmaceuticals PLC (Ireland)*	33,000	2,268,090
Johnson & Johnson	484,000	41,556,240
Kalbe Farma Tbk PT (Indonesia)	310,000	44,751
Lannett Co., Inc.*	12,900	153,639
Merck & Co., Inc.	215,700	10,019,265
Novartis AG (Switzerland)	121,912	8,635,094
Novo Nordisk A/S (Denmark) (Class B Stock)	37,454	5,822,690
Orion OYJ (Finland) (Class B Stock)	14,386	337,092
Otsuka Holdings Co. Ltd. (Japan)	19,000	627,360
Pfizer, Inc.	971,400	27,208,914
Ranbaxy Laboratories Ltd., GDR, RegS (India)*	1,605	8,347
Roche Holding AG (Switzerland)	58,267	14,461,715
Sanofi (France)	32,131	3,321,703
Santarus, Inc.*	88,800	1,869,240
Shionogi & Co. Ltd. (Japan)	15,400	321,142
Stada Arzneimittel AG (Germany)	3,171	136,292
Teva Pharmaceutical Industries Ltd. (Israel)	147,213	5,761,591

		182,853,581

Professional Services — 0.4%
Capita PLC (United Kingdom)	156,742	2,303,965
CDI Corp.	2,300	32,568
Equifax, Inc.	48,100	2,834,533
Franklin Covey Co.*	4,300	57,878
Huron Consulting Group, Inc.*	15,200	702,848
ICF International, Inc.*	13,700	431,687
Insperity, Inc.	18,500	560,550
Kelly Services, Inc. (Class A Stock)	10,000	174,700
Korn/Ferry International*	2,300	43,102

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Professional Services (continued)
Manpowergroup, Inc.	139,894	$7,666,191
Meitec Corp. (Japan)	46,200	1,073,111
Navigant Consulting, Inc.*	33,246	398,952
Resources Connection, Inc.	17,900	207,640
Teleperformance (France)	43,634	2,101,352
Towers Watson & Co. (Class A Stock)	48,600	3,982,284

		22,571,361

Real Estate Investment Trusts — 2.0%
Alexander’s, Inc.	400	117,484
Alexandria Real Estate Equities, Inc.	50,398	3,312,157
American Assets Trust, Inc.	51,805	1,598,702
American Campus Communities, Inc.	35,800	1,455,628
American Capital Mortgage Investment Corp.	266,953	4,797,145
Annaly Capital Management, Inc.(a)	976,700	12,277,119
Apollo Residential Mortgage, Inc.	70,072	1,154,787
Ashford Hospitality Trust, Inc.	13,600	155,720
BioMed Realty Trust, Inc.	182,500	3,691,975
BWP Trust (Australia)	129,284	266,172
Cambridge Industrial Trust (Singapore)	1,165,000	664,729
Camden Property Trust	51,300	3,546,882
Campus Crest Communities, Inc.	4,000	46,160
CapitaMall Trust (Singapore)	121,000	189,875
Capstead Mortgage Corp.	8,500	102,850
Cedar Realty Trust, Inc.	37,545	194,483
CFS Retail Property Trust Group (Australia)	106,257	193,725
Chatham Lodging Trust	7,144	122,734
Colony Financial, Inc.	35,859	713,236
Commonwealth Property Office Fund (Australia)	123,959	124,234
Corporate Office Properties Trust	48,200	1,229,100
CyrusOne, Inc.	55,573	1,152,584
DiamondRock Hospitality Co.	46,000	428,720
Duke Realty Corp.	93,800	1,462,342
Dynex Capital, Inc.	49,008	499,392
Extra Space Storage, Inc.	88,700	3,719,191
FelCor Lodging Trust, Inc.*	44,304	261,837
First Industrial Realty Trust, Inc.	53,500	811,595
Franklin Street Properties Corp.	325,354	4,294,673
Frasers Centrepoint Trust (Singapore)	308,000	453,968
Frasers Commercial Trust (Singapore)	129,000	140,182
General Growth Properties, Inc.	170,000	3,377,900
GEO Group, Inc. (The)	48,597	1,649,868
Government Properties Income Trust(a)	44,608	1,125,014
GPT Group (Australia)	75,805	266,177
Great Portland Estates PLC (United Kingdom)	18,584	149,984
Hersha Hospitality Trust	34,700	195,708
Home Properties, Inc.	42,700	2,791,299
Hospitality Properties Trust	158,546	4,166,589
Host Hotels & Resorts, Inc.	302,300	5,099,801
Invesco Mortgage Capital, Inc.	181,177	3,000,291
Investa Office Fund (Australia)	51,932	137,979
Investors Real Estate Trust	28,600	245,960
Japan Retail Fund Investment Corp. (Japan)	128	267,411
JAVELIN Mortgage Investment Corp.	143,968	2,028,509
Kite Realty Group Trust	122,600	739,278
LaSalle Hotel Properties(a)	73,748	1,821,576

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Liberty Property Trust(a)	56,001	$2,069,797
Link REIT (The) (Hong Kong)	136,500	669,898
Mack-Cali Realty Corp.(a)	31,200	764,088
Mapletree Commercial Trust (Singapore)	874,000	814,527
Mirvac Group (Australia)	193,519	283,312
Monmouth Real Estate Investment Corp.	12,101	119,437
Nippon Building Fund, Inc. (Japan)	36	416,934
Nippon Prologis REIT, Inc. (Japan)	13	112,804
One Liberty Properties, Inc.	4,000	87,840
Parkway Properties, Inc.	34,500	578,220
Potlatch Corp.	61,500	2,487,060
Rayonier, Inc.(a)	33,600	1,861,104
Realty Income Corp.	14,400	603,648
Regal Real Estate Investment Trust (Hong Kong)	422,000	127,689
Resource Capital Corp.	325,100	1,999,365
RLJ Lodging Trust	90,170	2,027,923
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	693,000	629,720
Saul Centers, Inc.	1,900	84,474
Select Income REIT	15,729	441,041
Simon Property Group, Inc.	11,600	1,831,872
SL Green Realty Corp.	6,200	546,778
Starhill Global (Singapore)	1,016,000	676,639
Starwood Property Trust, Inc.	27,100	670,725
Summit Hotel Properties, Inc.	107,146	1,012,530
Sunlight Real Estate Investment Trust (Hong Kong)	333,000	135,866
Taubman Centers, Inc.	61,600	4,629,240
UDR, Inc.	65,600	1,672,144
UMH Properties, Inc.	3,800	39,026
Western Asset Mortgage Capital Corp.(a)	60,800	1,061,568
Westfield Retail Trust (Australia)	179,742	508,328
Winthrop Realty Trust	15,300	184,059
Zais Financial Corp.	13,102	238,064

		105,628,445

Real Estate Management & Development — 0.8%
Agile Property Holdings Ltd. (Cayman Islands)	218,000	232,274
Alexander & Baldwin, Inc.*	16,000	636,000
Allreal Holding AG (Switzerland)*	6,476	910,500
BR Properties SA (Brazil)	2,500	21,232
Castellum AB (Sweden)	8,115	110,027
CBRE Group, Inc. (Class A Stock)*	381,687	8,916,208
Central Pattana PCL (Thailand)	15,200	22,054
China Vanke Co. Ltd. (China) (Class B Stock)	18,700	33,228
Country Garden Holdings Co. (Cayman Islands)	530,000	275,426
Emperor International Holdings (Bermuda)	584,000	154,987
Forestar Group, Inc.*	4,500	90,270
Franshion Properties China Ltd. (Hong Kong)	44,000	14,634
Great Eagle Holdings Ltd. (Bermuda)	75,000	285,800
Greentown China Holdings Ltd. (Cayman Islands)	140,000	226,696
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	155,600	223,009
Hang Lung Properties Ltd. (Hong Kong)	118,000	408,732

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Henderson Land Development Co. Ltd. (Hong Kong)	63,200	$375,337
Hufvudstaden AB (Sweden) (Class A Stock)	42,670	510,434
Hysan Development Co. Ltd. (Hong Kong)	645,000	2,784,553
Jones Lang LaSalle, Inc.	128,389	11,701,373
K Wah International Holdings Ltd. (Bermuda)	875,000	400,126
Kowloon Development Co. Ltd. (Hong Kong)	179,000	231,987
New World Development Co. Ltd. (Hong Kong)	2,217,000	3,045,227
Poly (Hong Kong) Investments Ltd. (Hong Kong)	27,000	14,484
PSP Swiss Property AG (Switzerland)*	32,303	2,797,507
Shimao Property Holdings Ltd. (Cayman Islands)	47,500	93,438
Sino Land Co. Ltd. (Hong Kong)	156,000	218,115
Sino-Ocean Land Holdings Ltd. (Hong Kong)	69,000	37,195
Sponda Oyj (Finland)	14,253	67,128
Sun Hung Kai Properties Ltd. (Hong Kong)	14,000	179,789
TAG Immobilien AG (Germany)	13,653	148,807
Technopolis PLC (Finland)	27,806	155,847
Tejon Ranch Co.*	1,400	39,886
UEM Land Holdings Bhd (Malaysia)	20,800	20,463
UOL Group Ltd. (Singapore)	25,000	132,160
Wallenstam AB (Sweden) (Class B Stock)	11,173	146,403
Wharf Holdings Ltd. (The) (Hong Kong)	518,000	4,323,444
Wheelock & Co. Ltd. (Hong Kong)	537,000	2,679,288
Yanlord Land Group Ltd. (Singapore)	262,000	253,075

		42,917,143

Road & Rail — 0.9%
AMERCO	4,700	760,930
Celadon Group, Inc.	11,700	213,525
Central Japan Railway Co. (Japan)	43,500	5,301,781
CSX Corp.	279,900	6,490,881
Heartland Express, Inc.	10,400	144,248
J.B. Hunt Transport Services, Inc.	25,700	1,856,568
Landstar System, Inc.	2,300	118,450
Marten Transport Ltd.	19,750	309,483
Nippon Express Co. Ltd. (Japan)	45,000	213,687
Norfolk Southern Corp.	206,000	14,965,900
Northgate PLC (United Kingdom)	18,470	94,951
Odakyu Electric Railway Co. Ltd. (Japan)	33,000	322,267
Old Dominion Freight Line, Inc.*	56,300	2,343,206
Ryder System, Inc.	5,500	334,345
Saia, Inc.*	30,931	927,002
Swift Transportation Co.*(a)	92,900	1,536,566
Tokyu Corp. (Japan)	61,000	399,413
Union Pacific Corp.	55,000	8,485,400
West Japan Railway Co. (Japan)	9,100	385,934

		45,204,537

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Energy Industries, Inc.*	81,100	1,411,951
Advanced Semiconductor Engineering, Inc. (Taiwan)	82,000	68,261
Analog Devices, Inc.	11,700	527,202
ARM Holdings PLC (United Kingdom)	360,483	4,360,817

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV (Netherlands)	9,305	$734,540
ATMI, Inc.*	4,200	99,330
Broadcom Corp. (Class A Stock)	137,000	4,625,120
Cree, Inc.*	41,600	2,656,576
CSR PLC (United Kingdom)	19,096	156,482
Disco Corp. (Japan)	1,300	89,665
Exar Corp.*	4,300	46,311
Hermes Microvision, Inc. (Taiwan)	2,000	57,417
Infineon Technologies AG (Germany)	18,193	152,291
Inphi Corp.*	4,200	46,200
Intel Corp.	559,700	13,555,934
IXYS Corp.	4,200	46,452
Kinsus Interconnect Technology Corp. (Taiwan)	3,000	11,336
Kopin Corp.*	10,376	38,495
Kulicke & Soffa Industries, Inc.*	21,518	237,989
LSI Corp.*	634,800	4,532,472
Marvell Technology Group Ltd. (Bermuda)	520,700	6,097,397
Mellanox Technologies Ltd. (Israel)*	2,005	99,681
Microsemi Corp.*	35,408	805,532
NVE Corp.*	1,900	88,958
Pericom Semiconductor Corp.*	13,900	98,968
PMC—Sierra, Inc.*	436,525	2,771,934
Power Integrations, Inc.	22,200	900,432
RF Micro Devices, Inc.*	1,010,100	5,404,035
Rohm Co. Ltd. (Japan)	5,000	203,056
Samsung Electronics Co. Ltd. (South Korea)	1,839	2,149,468
Sanken Electric Co. Ltd. (Japan)	30,000	140,938
Semtech Corp.*	11,500	402,845
Shindengen Electric Manufacturing Co. Ltd. (Japan)	75,000	362,191
Silicon Image, Inc.*	102,400	599,040
SK Hynix, Inc. (South Korea)*	16,670	452,468
Skyworks Solutions, Inc.*	217,900	4,769,831
Spansion, Inc. (Class A Stock)*	36,600	458,232
Supertex, Inc.	3,500	83,685
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	343,000	1,241,693
Texas Instruments, Inc.	45,400	1,583,098
Ultra Clean Holdings*	12,400	75,020

		62,243,343

Software — 2.4%
ANSYS, Inc.*	29,200	2,134,520
Asseco Poland SA (Poland)	12,606	161,257
CA, Inc.	256,989	7,357,595
CommVault Systems, Inc.*	82,600	6,268,514
DTS Corp. (Japan)	13,700	199,453
EPIQ Systems, Inc.	26,700	359,649
Fair Isaac Corp.	38,889	1,782,283
Informatica Corp.*	120,300	4,208,094
Intuit, Inc.	234,000	14,281,020
Manhattan Associates, Inc.*	58,200	4,490,712
Microsoft Corp.	777,100	26,833,263
Monotype Imaging Holdings, Inc.	16,300	414,183
NetScout Systems, Inc.*	21,243	495,812
NICE Systems Ltd. (Israel)	4,344	159,724
Oracle Corp.	957,300	29,408,256
Pegasystems, Inc.	46,100	1,526,832

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Progress Software Corp.*	15,600	$358,956
PTC, Inc.*	12,553	307,925
Rovi Corp.*	154,100	3,519,644
SAP AG (Germany)	2,392	174,670
SolarWinds, Inc.*	83,900	3,256,159
Solera Holdings, Inc.	82,488	4,590,457
SS&C Technologies Holdings, Inc.*(a)	48,300	1,589,070
Symantec Corp.	211,800	4,759,146
Synopsys, Inc.*	119,345	4,266,584
Telenav, Inc.*	7,900	41,317
TIBCO Software, Inc.*	52,282	1,118,835
Trend Micro, Inc. (Japan)	5,800	184,398
Tyler Technologies, Inc.*	8,200	562,110
UBISOFT Entertainment (France)*	57,769	756,413

		125,566,851

Specialty Retail — 1.8%
Aaron’s, Inc.	70,900	1,985,909
American Eagle Outfitters, Inc.	226,800	4,141,368
America’s Car-Mart, Inc.*	3,300	142,692
Aoyama Trading Co. Ltd. (Japan)	59,600	1,585,771
Big 5 Sporting Goods Corp.	21,000	460,950
Cato Corp. (The) (Class A Stock)	2,100	52,416
Chico’s FAS, Inc.	285,225	4,865,938
Chiyoda Co. Ltd. (Japan)	6,200	158,732
Destination Maternity Corp.	4,731	116,383
Dixons Retail PLC (United Kingdom)*	602,321	376,785
Express, Inc.*	96,795	2,029,791
Fast Retailing Co. Ltd. (Japan)	3,100	1,046,264
Folli Follie SA (Greece)*	9,793	200,543
Foot Locker, Inc.	371,334	13,044,963
Gap, Inc. (The)	234,139	9,770,621
Genesco, Inc.*	23,240	1,556,848
Haverty Furniture Cos., Inc.	11,000	253,110
Home Depot, Inc. (The)	163,400	12,658,598
Hotai Motor Co. Ltd. (Taiwan)	3,000	32,163
JB Hi-Fi Ltd. (Australia)(a)	24,977	382,617
Jin Co. Ltd. (Japan)	6,900	330,860
Kirkland’s, Inc.*	7,014	120,991
L Brands, Inc.	9,400	462,950
Men’s Wearhouse, Inc. (The)	47,452	1,796,058
New York & Co., Inc.*	24,600	156,210
PetSmart, Inc.	10,000	669,900
Premier Investments Ltd. (Australia)	22,953	140,194
Rent-A-Center, Inc.	17,600	660,880
Ross Stores, Inc.	234,000	15,165,540
Sears Hometown and Outlet Stores, Inc.*	3,300	144,276
Shimamura Co. Ltd. (Japan)	1,200	145,671
Signet Jewelers Ltd. (Bermuda)	62,000	4,180,660
Stein Mart, Inc.	8,700	118,755
Tilly’s, Inc.*	5,610	89,760
TJX Cos., Inc.	310,800	15,558,648
Tractor Supply Co.	4,300	505,723
Wet Seal Inc/The*	12,700	59,817
Williams-Sonoma, Inc.(a)	15,900	888,651

		96,058,006

Textiles, Apparel & Luxury Goods — 0.8%
Adidas AG (Germany)	12,506	1,351,877
Burberry Group PLC (United Kingdom)	22,951	472,162

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Carter’s, Inc.	49,700	$3,681,279
Coach, Inc.	40,200	2,295,018
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	20,617	1,818,178
Culp, Inc.	3,700	64,343
Deckers Outdoor Corp.*	8,800	444,488
G-III Apparel Group Ltd.*	10,200	490,824
Hanesbrands, Inc.	63,800	3,280,596
Maidenform Brands, Inc.*	2,600	45,058
Michael Kors Holdings Ltd. (British Virgin Islands)*	64,800	4,018,896
NIKE, Inc. (Class B Stock)	232,584	14,810,949
Pandora A/S (Denmark)(a)	14,101	476,648
Perry Ellis International, Inc.	9,800	199,038
Ralph Lauren Corp.	43,837	7,616,240
RG Barry Corp.	5,000	81,200
Steven Madden Ltd.*	21,500	1,040,170
Tumi Holdings, Inc.*	38,800	931,200
VF Corp.	9,900	1,911,294

		45,029,458

Thrifts & Mortgage Finance — 0.1%
Charter Financial Corp. Md	19,722	198,798
Dime Community Bancshares, Inc.	4,114	63,026
EverBank Financial Corp.	14,000	231,840
Federal Agricultural Mortgage Corp.	1,700	49,096
First Defiance Financial Corp.	3,300	74,415
Heritage Financial Group, Inc.	2,700	39,825
Home Loan Servicing Solutions Ltd. (Cayman Islands)	51,600	1,236,852
Northfield Bancorp Inc/NJ	31,353	367,457
Provident Financial Services, Inc.	11,000	173,580
Washington Federal, Inc.	99,445	1,877,521
Westfield Financial, Inc.	4,200	29,400
WSFS Financial Corp.	1,700	89,063

		4,430,873

Tobacco — 0.6%
Altria Group, Inc.	284,900	9,968,651
British American Tobacco Malaysia Bhd (Malaysia)	14,000	263,385
British American Tobacco PLC (United Kingdom)	101,530	5,207,462
ITC Ltd. (India)	8,124	44,141
Japan Tobacco, Inc. (Japan)	180,500	6,371,208
KT&G Corp. (South Korea)	5,121	332,716
Philip Morris International, Inc.	118,600	10,273,132
Swedish Match AB (Sweden)	31,138	1,105,229

		33,565,924

Trading Companies & Distributors — 0.5%
Aceto Corp.	26,200	364,966
Ashtead Group PLC (United Kingdom)	26,519	261,013
Bunzl PLC (United Kingdom)	53,941	1,052,077
CAI International, Inc.*	1,800	42,426
Cramo OYJ (Finland)	13,936	161,388
DXP Enterprises, Inc.*	14,200	945,720
Grafton Group PLC (Ireland)	21,778	152,154
Houston Wire & Cable Co.	4,500	62,280
ITOCHU Corp. (Japan)	276,900	3,202,043

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Trading Companies & Distributors (continued)
Kaman Corp.	8,600	$297,216
Kuroda Electric Co. Ltd. (Japan)	16,000	213,025
Marubeni Corp. (Japan)	100,000	668,335
Mitsubishi Corp. (Japan)	73,100	1,248,819
Mitsui & Co. Ltd. (Japan)	45,300	568,071
MSC Industrial Direct Co., Inc. (Class A Stock)	18,300	1,417,518
Nishio Rent All Co. Ltd. (Japan)	7,700	154,472
Sojitz Corp. (Japan)	88,900	147,501
W.W. Grainger, Inc.	51,695	13,036,445

		23,995,469

Transportation Infrastructure — 0.1%
Airports of Thailand PCL (Thailand)	32,800	178,198
ASTM SpA (Italy)*	21,345	242,872
Auckland International Airport Ltd. (New Zealand)	513,607	1,181,277
BBA Aviation PLC (United Kingdom)	37,141	158,183
CCR SA (Brazil)	12,200	97,104
EcoRodovias Infraestrutura e Logistica SA (Brazil)	2,100	14,691
Flughafen Wien AG (Austria)	3,004	171,640
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	50,400	256,484
Hutchison Port Holdings Trust (Singapore)	270,000	194,400
OHL Mexico SAB de CV (Mexico)*	7,600	18,065
TAV Havalimanlari Holding A/S (Turkey)	38,947	227,797
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	18,000	14,655

		2,755,366

Water Utilities
Aguas Andinas SA (Chile) (Class A Stock)	32,665	23,268
American States Water Co.	29,900	1,604,733
Connecticut Water Service, Inc.	3,615	103,751
Middlesex Water Co.	2,200	43,824
SJW Corp.	4,100	107,420

		1,882,996

Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL (Thailand)	9,500	86,378
America Movil SAB de CV (Mexico) (Class L Stock)	514,800	560,194
China Mobile Ltd. (Hong Kong)	81,000	838,905
ENTEL Chile SA (Chile)	1,562	26,133
Freenet AG (Germany)*	125,991	2,747,147
Globe Telecom, Inc. (Philippines)	455	16,942
MegaFon OAO (Russia), GDR	1,158	35,758
Millicom International Cellular SA (Luxembourg), SDR	3,364	242,283
MTN Group Ltd. (South Africa)	8,644	160,773
NTT DoCoMo, Inc. (Japan)	803	1,249,231
Shenandoah Telecommunications Co.	18,200	303,576
Sistema JSFC (Russia), GDR	10,612	182,054
SK Telecom Co. Ltd. (South Korea)	1,626	299,030
Sonaecom—SGPS SA (Portugal)	162,806	329,952
Telephone & Data Systems, Inc.	73,097	1,801,841
Tim Participacoes SA (Brazil)	10,700	39,226
USA Mobility, Inc.	13,033	176,858
Vodacom Group Ltd. (South Africa)	5,025	53,326

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services (continued)
Vodafone Group PLC (United Kingdom)	1,870,185	$5,359,379

		14,508,986

TOTAL COMMON STOCKS (cost $3,595,229,737)		3,566,138,541

EXCHANGE TRADED FUNDS — 1.0%
iShares MSCI EAFE Index Fund	750,000	43,035,000
iShares MSCI EAFE Small Cap Index Fund	106,000	4,445,640
iShares MSCI Emerging Markets Index Fund	95,000	3,664,150

TOTAL EXCHANGE TRADED FUNDS (cost $51,729,923)		51,144,790

PREFERRED STOCKS — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany), (PRFC)	2,802	191,366

Beverages
Cia de Bebidas das Americas (Brazil), (PRFC)	8,700	324,668

Chemicals
Borregaard ASA (Norway), (PRFC)	64,715	282,474

Commercial Banks — 0.1%
Banco Bradesco SA (Brazil), (PRFC)	46,000	593,721
Itau Unibanco Holding SA (Brazil), (PRFC)	15,940	205,880
Itausa—Investimentos Itau SA (Brazil), (PRFC)	98,670	365,256

		1,164,857

Containers & Packaging
Klabin SA (Brazil), (PRFC)	6,500	31,927

Diversified Telecommunication Services
Oi SA (Brazil), (PRFC)	116,300	207,441

Electric Utilities
Cia Energetica de Minas Gerais (Brazil), (PRFC)	30,583	271,517

Healthcare Equipment & Supplies
Draegerwerk AG & Co. KGaA (Germany), (PRFC)	4,408	602,954

Media
ProSiebenSat.1 Media AG (Germany), (PRFC)*	5,463	234,308

Multiline Retail
Lojas Americanas SA (Brazil), (PRFC)	5,700	39,748

TOTAL PREFERRED STOCKS
(cost $3,727,040)		3,351,260

	Units
RIGHTS*
Oil, Gas & Consumable Fuels
Repsol SA (Spain), expiring 07/05/13	44,184	24,615

Real Estate Management & Development
New World Develpment Co. (Hong Kong)	27,712	—

TOTAL RIGHTS (cost $26,432)		24,615

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 2.9%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.273%	10/25/34	A1	4,271	$4,011,254
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-R6, Class M1
0.793%	08/25/35	BBB+(d)	3,200	3,071,952
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.466%	07/13/25	Aaa	5,200	5,169,840
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25	Aa2	4,650	4,650,000
Ares VIR CLO Ltd.,
Series 2006-6RA, Class A1C, 144A
0.664%	03/12/18	Aaa	4,000	3,923,576
Ares XVI CLO Ltd. (Cayman Islands),
Series 2011-16A, Class AR, 144A
1.254%	05/17/21	Aaa	8,000	8,000,000
Argent Securities, Inc.,
Series 2003-W5, Class AV2
0.953%	10/25/33	Aaa	958	792,303
Series 2003-W7, Class A2
0.973%	03/25/34	Aaa	791	718,657
Asset Backed Securities Corp. Home Equity Loan Trust Series,
Series 2003-HE1, Class M2
3.718%	01/15/33	Aa1	1,126	1,159,899
Series 2005-HE1, Class M1
0.943%	03/25/35	Baa2	8,056	7,741,936
Babson CLO Ltd. (Cayman Islands),
Series 2013-IA, Class A, 144A
1.312%	04/20/25	Aaa	2,800	2,743,507
Series 2013-IA, Class B, 144A
1.812%	04/20/25	AA(d)	5,000	4,903,615
Bear Stearns Asset Backed Securities Trust,
Series 2004-SD2, Class A1
3.422%	03/25/44	Baa2	2,167	2,171,599
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1, 144A
1.475%	07/15/24	Aaa	5,650	5,630,225
Series 2013-IIA, Class A2B, 144A
3.339%	07/15/24	AA(d)	5,000	5,000,000
BMI CLO (Cayman Islands),
Series 2013-1AR, Class A1R, 144A
1.215%	08/01/21	Aaa	7,250	7,250,000
Chase Funding Trust Series,
Series 2003-1, Class 2A2
0.853%	11/25/32	A1	803	742,579
Citibank Credit Card Issuance Trust,
Series 2005-C2, Class C2
0.663%	03/24/17	Baa2	3,500	3,461,749
GSAMP Trust,
Series 2004-HE2, Class M1
0.843%	09/25/34	Ba1	9,624	8,445,687
Home Equity Asset Trust,
Series 2002-1, Class M1
1.513%	11/25/32	Ba3	2,503	2,271,374
Series 2004-2, Class M1
0.988%	07/25/34	Ba3	8,347	7,503,824
Magnetite VI Ltd. (Cayman Islands),
Series 2012-6A, Class A, 144A
1.773%	09/15/23	AAA(d)	3,600	3,598,690

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Master Asset Backed Securities Trust,
Series 2004-HE1, Class M3
1.293%	09/25/34	A3	3,340	$3,345,341
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3
0.913%	07/25/34	Baa1	374	346,212
Series 2004-HE2, Class A1A
0.593%	08/25/35	AAA(d)	811	736,075
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.943%	09/25/35	Baa1	1,611	1,456,736
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1
1.213%	10/25/33	Ba3	898	817,597
Series 2004-NC3, Class M1
0.988%	03/25/34	B3	4,190	3,909,038
Series 2005-HE2, Class M1
0.593%	01/25/35	Baa3	2,000	1,796,448
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2
0.663%	08/25/35	B3	3,000	2,759,661
Mountain View CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1, 144A
0.493%	04/16/21	Aaa	4,361	4,248,114
Octagon Investment Partners XVI Ltd. (Cayman Islands),
Series 2013-1A, Class A, 144A
1.392%	07/17/25	Aaa	6,500	6,489,600
Option One Mortgage Accep Corp.,
Series 2003-4, Class A2
0.833%	07/25/33	Ba1	1,347	1,224,882
Series 2003-6, Class A2
0.853%	11/25/33	A1	2,963	2,678,038
Option One Mortgage Loan Trust,
Series 2003-1, Class A2
1.033%	02/25/33	Ba3	2,352	2,118,318
OZLM Funding Ltd. (Cayman Islands),
Series 2013-4A, Class A1, 144A
1.470%	07/22/25	Aaa	2,200	2,183,060
Ramp Series Trust,
Series 2005-EFC2, Class M3
0.683%	07/25/35	Ba2	9,000	8,285,508
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1
0.958%	02/25/35	A3	1,336	1,246,059
Series 2004-BC4, Class A2C
1.173%	10/25/35	Baa2	9,809	9,050,017
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1
1.318%	04/25/33	Baa3	3,903	3,643,058
Tyron Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 144A
1.393%	07/15/25	Aaa	5,500	5,488,340

TOTAL ASSET-BACKED SECURITIES
(cost $157,755,427)				154,784,368

BANK LOANS(c) — 0.6%
Aerospace & Defense
Sequa Corp.,
Term Loan B
5.250%	06/19/17	B1	195	195,120

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Auto Components
Goodyear Tire & Rubber Co. (The),
Term Loan (Second Lien)
4.750%	04/30/19	Ba1	429	$429,241

Automobiles — 0.1%
Chrysler Group LLC,
Term Loan B
4.250%	05/24/17	Ba1	987	998,052
HHI Holdings, LLC,
Term Loan
4.031%	10/05/18	B2	862	869,650

				1,867,702

Capital Markets
Hamilton Lane Advisors, LLC,
Term Loan B
5.250%	02/28/18	Ba3	550	548,625

Chemicals — 0.1%
AZ Chem US Inc.,
Term Loan B
5.250%	12/22/17	Ba3	514	515,795
Flash Dutch 2 BV & US Coatings Acq.,
Term Loan B
4.750%	02/03/20	B1	185	184,901
Houghton International, Inc.,
Term Loan B
3.276%	12/20/19	B1	289	289,516
Univar, Inc.,
Term Loan B
5.000%	06/30/17	B2	798	779,511

				1,769,723

Commercial Services & Supplies
ADS Waste Holdings, Inc.,
Term B Loan
4.250%	10/09/19	B1	962	957,066
WCA Waste Corp.,
Term Loan B
4.000%	03/23/18	B1	330	330,000

				1,287,066

Construction & Engineering
WireCo Worldgroup, Inc.,
Term Loan B
6.000%	02/15/17	Ba2	299	296,261

Containers & Packaging
Reynolds Group Holdings, Inc.,
U.S. Term Loan
4.750%	09/30/18	B1	536	536,439

Diversified Consumer Services
Asurion Corp.,
Term Loan B-1
4.500%	05/24/19	Ba2	948	937,480
4.750%	07/21/17	Ba3	234	232,422

				1,169,902

Diversified Financial Services
Flying Fortress, Inc.,
Term Loan
3.024%	06/30/17	Ba2	833	827,083

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Diversified Telecommunication Services
Intelsat Jackson Holdings SA,
Term Loan B
4.250%	04/02/18	Ba3	985	$985,641

Food & Staples Retailing
Wendy’s International, Inc.,
Term Loan B
3.250%	05/15/19	B1	93	92,816

Food Products
Pinnacle Foods Finance LLC,
Term Loan G
3.250%	04/29/20	Ba3	429	425,804

Healthcare Equipment & Supplies — 0.1%
Alere, Inc.,
Term Loan B2
3.526%	06/30/17	Ba3	495	496,361
Bausch & Lomb, Inc.,
Term Loan
4.000%	05/17/19	B1	709	708,485
Convatec, Inc.,
Term Loan B
5.000%	12/22/16	Ba3	309	310,591
DJO Finance, LLC,
Term Loan
4.750%	09/15/17	Ba3	793	796,896
Kinetic Concepts, Inc.,
Dollar Term Loan C-1
4.500%	05/04/18	Ba2	449	454,034
Trizetto Group, Inc.(Tz Merger Sub, Inc.),
Term Loan B
4.750%	05/02/18	B1	987	987,684

				3,754,051

Healthcare Providers & Services — 0.1%
Select Medical Corp.,
Series A, Tranche Term Loan B
4.000%	06/01/18	Ba3	496	497,491
Truven Health Analytics, Inc.,
Term Loan
4.500%	05/31/19		995	988,769

				1,486,260

Healthcare Technology
Emdeon Business Services LLC,
Term Loan
2.779%	11/02/18	Ba3	413	410,128

Independent Power Producers & Energy Traders
Freif North American Power I LLC,
Term Loan B
4.750%	03/29/19	Ba3	255	255,909
Term Loan C
4.750%	03/29/19	Ba3	42	41,994

				297,903

Leisure Equipment & Products
Live Nation Entertainment, Inc.,
Term Loan B
4.500%	11/07/16	Ba2	982	987,209

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Life Sciences Tools & Services
Quintiles Transnational Holdings, Inc.,
Term Loan B-1
4.500%	06/08/18	B1	464	$464,814
Term Loan B-2
4.500%	06/08/18	B1	621	621,034

				1,085,848

Media — 0.1%
Bresnan Broadband Holdings LLC,
Term Loan B
5.250%	12/14/17	Ba3	936	938,186
FoxCo Acquisition LLC,
Term Loan B
5.500%	07/14/17	B2	697	702,886
Hubbard Radio LLC,
Term Loan (First Lien)
4.500%	04/29/19	B1	745	745,516
NEP Holdco, Inc.,
Term Loan B (First-Lien)
4.750%	01/22/20	B1	289	290,179
Sinclair Television Group, Inc.,
Term Loan
2.530%	04/09/20	Baa3	683	682,378
Univision Communications, Inc.,
Term Loan C1(First Lien)
4.500%	03/01/20	B2	774	765,858

				4,125,003

Metals & Mining
Fortescue Metal Group Ltd.,
Term Loan B
5.250%	10/18/17	Ba1	746	741,275

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Term Loan C
4.250%	09/15/17	Ba3	1,020	1,013,940
Par Pharmaceutical, Inc.,
Term Loan B
4.250%	09/28/19	B1	1,279	1,269,470

				2,283,410

Professional Services
Acosta, Inc.,
Term Loan
5.000%	03/02/18	B1	995	998,038

Real Estate Investment Trusts
iStar Financial, Inc.,
2017 Term Loan
4.500%	10/15/17	B1	529	527,068
Tranche Term Loan A-1
5.250%	03/19/16	Ba3	38	37,691

				564,759

Software
Deltek, Inc.,
Term Loan B
5.000%	10/10/18	B1	333	330,838

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Specialty Retail
Serta Simmons Holdings, LLC,
Term Loan B
5.000%	10/01/19	B2	798	$798,499

Technology
Alcatel-Lucent USA Inc.,
Term Loan B
6.250%	08/01/16	B1	95	95,811
Term Loan C
7.250%	01/30/19	B1	195	196,012

				291,823

Trading Companies & Distributors
WESCO Distribution, Inc.,
Term Loan B-1
4.500%	12/12/19	Ba3	296	296,145

Wireless Telecommunication Services
Syniverse Holdings, Inc.,
Term Loan
4.000%	04/23/19	B1	285	284,169
Term Loan B
5.000%	04/23/19	B1	993	994,051

				1,278,220

TOTAL BANK LOANS
(cost $30,029,672)				30,160,832

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 1.6%
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.696%	12/10/49	Aaa	8,000	9,057,024
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD2, Class A4
5.304%	01/15/46	Aaa	1,676	1,811,484
Series 2007-CD4, Class A4
5.322%	12/11/49	Aa3	7,500	8,256,270
Commercial Mortgage Pass-Through Certificates,
Series 2013-CR8, Class A4
3.334%	06/10/46	Aaa	7,000	6,751,542
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%	04/10/37	Aa2	470	503,561
CW Capital Cobalt Ltd.,
Series 2006-C1, Class A4
5.223%	08/15/48	AA+(d)	7,000	7,586,180
FHLMC Multifamily Structured Pass-Through Certificates,
Series-K012, Class A2
4.186%	12/25/20	Aaa	4,069	4,392,131
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	AAA(d)	7,900	7,242,807
JP Morgan Chase Commercial Mortgage Series Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	Aaa	6,750	6,248,623
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2007-LD12, Class A4
5.882%	02/15/51	Aaa	660	744,276

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3
3.272%	07/15/45	Aaa	5,000	$4,984,809
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A3
4.105%	07/15/46	Aaa	9,600	9,695,705
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	AAA(d)	6,836	6,560,085
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A3
5.765%	07/15/45	Aaa	8,416	9,092,496
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3
2.749%	05/15/45	Aaa	2,850	2,592,092

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $87,930,062)				85,519,085

CORPORATE BONDS — 8.6%
Aerospace & Defense — 0.1%
Moog, Inc.,
Sr. Sub. Notes
7.250%	06/15/18	Ba3	1,237	1,280,295
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	A2	1,815	1,789,777

				3,070,072

Airlines
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	08/10/22	Baa1	1,032	1,166,798

Automobiles — 0.1%
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19	B2	1,000	1,063,750
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	Baa3	1,040	914,775
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	02/03/17(a)	Baa3	4,500	4,701,717

				6,680,242

Banking — 2.3%
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.875%	09/27/22(a)	A3	1,400	1,341,747
Bank of America Corp.,
Sr. Unsec’d. Notes
1.500%	10/09/15(a)	Baa2	5,000	4,988,640
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23(a)	Baa2	4,000	3,780,588
5.875%	02/07/42	Baa2	1,600	1,788,816
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15	Baa1	7,750	7,644,895
2.150%	03/23/15	Baa1	4,700	4,774,058

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banking (continued)
4.750%	07/15/21	Baa1	2,500	$2,636,805
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17	Ba3	1,600	1,634,000
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.450%	01/10/17(a)	Baa2	3,500	3,747,765
5.875%	01/30/42	Baa2	1,800	1,980,527
8.500%	05/22/19	Baa2	3,219	4,056,027
Sub. Notes
5.000%	09/15/14	Baa3	10,400	10,807,961
6.125%	08/25/36	Baa3	2,700	2,643,540
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23(a)	A3	1,000	956,773
5.150%	01/15/14	A3	3,400	3,471,737
6.000%	06/15/20	A3	1,600	1,797,797
6.250%	02/01/41(a)	A3	5,600	6,333,510
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15(a)	A2	11,700	11,956,008
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
6.400%	05/15/38	A2	6,400	7,507,168
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	A1	4,000	4,556,364
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15	Baa1	5,200	5,476,427
Lloyds TSB Bank PLC (United Kingdom),
Bank Gtd. Notes, MTN, 144A
5.800%	01/13/20	A2	2,500	2,813,033
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
5.000%	01/15/15	Baa2	2,000	2,105,950
Sr. Unsec’d. Notes, MTN
6.875%	04/25/18	Baa2	4,900	5,639,523
Sub. Notes
6.110%	01/29/37	Baa3	3,080	3,031,838
Morgan Stanley,
Sr. Unsec’d. Notes
6.375%	07/24/42	Baa1	3,700	4,127,935
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21(a)	Baa1	5,900	6,300,185
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36	A1	5,815	6,501,129

				124,400,746

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
1.375%	07/15/17	A3	5,700	5,609,946

Building Materials
Cemex Finance LLC,
Sr. Sec’d. Notes
9.500%	12/14/16	B(d)	1,000	1,057,500

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Building Materials (continued)
Odebrecht Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
5.125%	06/26/22	Baa3	300	$294,000

				1,351,500

Cable — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24(a)	B1	2,000	1,930,000
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	A3	4,400	6,226,167
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37	A3	3,500	4,405,548
CSC Holdings LLC,
Sr. Unsec’d. Notes
7.625%	07/15/18	Ba3	700	789,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.750%	10/01/14	Baa2	9,900	10,360,112
DISH DBS Corp.,
Gtd. Notes
7.000%	10/01/13(a)	Ba3	1,500	1,516,500
Time Warner Cable, Inc.,
Gtd. Notes
8.250%	04/01/19	Baa2	3,000	3,611,982

				28,839,559

Chemicals — 0.3%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	Baa2	975	925,828
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	Baa2	9,800	12,503,585

				13,429,413

Diversified Financial Services — 0.4%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.150%	01/09/15(a)	A1	10,300	10,502,580
Sr. Unsec’d. Notes, MTN
3.150%	09/07/22(a)	A1	6,300	5,953,002
6.750%	03/15/32	A1	5,150	6,174,979

				22,630,561

Electric — 1.0%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	Baa2	6,600	6,416,038
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21(a)	B1	2,500	2,668,750
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17	A3	2,300	2,681,322
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18(a)	A3	700	870,393

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Constellation Energy Group, Inc.,
Gtd. Notes
4.550%	06/15/15	Baa2	9,050	$9,633,969
Covanta Holding Corp.,
Sr. Unsec’d. Notes
7.250%	12/01/20	Ba3	1,000	1,048,586
DCP Midstream LLC,
Sr. Unsec’d. Notes
8.125%	08/16/30	Baa2	3,500	4,272,842
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21	Ba1	1,500	1,552,500
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	Baa2	6,100	5,987,998
3.950%	09/15/14	Baa2	3,200	3,316,502
Florida Power Corp.,
First Mortgage
5.650%	06/15/18(a)	A2	3,300	3,832,386
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36(a)	Baa1	2,600	2,949,609
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	B1	2,000	2,140,000
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.050%	03/01/34	A3	3,100	3,614,368
Southern Power Co.,
Series D, Sr. Unsec’d. Notes
4.875%	07/15/15	Baa1	1,600	1,714,670

				52,699,933

Energy—Integrated — 0.1%
Chevron Corp.,
Sr. Unsec’d. Notes
2.427%	06/24/20	Aa1	395	392,749
3.191%	06/24/23	Aa1	780	776,218
Lukoil International Finance BV (Netherlands),
Series 144A, Gtd. Notes, 144A
7.250%	11/05/19	Baa2	500	560,750
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
5.400%	02/14/22	Baa2	2,000	2,031,778
Sasol Financing International PLC (United Kingdom),
Gtd. Notes
4.500%	11/14/22	Baa1	1,200	1,110,000

				4,871,495

Food Products — 0.1%
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.950%	05/22/23(a)	Baa3	215	189,200
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
6.500%	02/09/40	Baa2	2,070	2,469,787

				2,658,987

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Gas Utilities — 0.2%
AGL Capital Corp.,
Gtd. Notes
4.400%	06/01/43	Baa1	1,200	$1,112,088
Sempra Energy,
Sr. Unsec’d. Notes
2.000%	03/15/14	Baa1	6,883	6,941,623
6.500%	06/01/16	Baa1	2,500	2,866,728

				10,920,439

Healthcare Equipment & Supplies
Covidien International Finance SA (Luxembourg),
Gtd. Notes
2.950%	06/15/23	Baa1	850	803,532

Healthcare Insurance — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	Baa2	1,318	1,220,266
Cigna Corp.,
Sr. Unsec’d. Notes
5.375%	02/15/42(a)	Baa2	2,180	2,324,183
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42	A3	2,790	2,400,516
Wellpoint, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43(a)	Baa2	2,580	2,404,784

				8,349,749

Healthcare Providers & Services
HCA, Inc.,
Gtd. Notes
8.000%	10/01/18	B3	1,350	1,550,813

Hotels, Restaurants & Leisure — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
9.125%	08/01/18	B1	3,000	3,270,000

Independent Power Producers & Energy Traders — 0.2%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Baa3	4,000	4,599,920
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19	A1	3,423	4,009,918
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41	Baa2	1,055	1,188,569
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22	Baa3	3,000	2,962,212

				12,760,619

Insurance — 0.6%
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.500%	06/15/43	A3	190	187,314
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17	Baa1	4,030	4,224,713
6.250%	05/01/36	Baa1	3,700	4,271,339

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.600%	05/15/17(a)	Aa2	4,400	$4,381,502
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	Baa2	2,000	2,139,858
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	Baa1	3,200	3,977,226
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	A3	2,500	2,223,423
6.750%	06/01/16(a)	A3	5,500	6,294,926
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	Aa2	2,420	2,724,538

				30,424,839

Lodging
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
2.950%	03/01/17	Baa3	2,130	2,155,831

Media — 0.1%
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	2,750	2,982,034
Sinclair Television Group, Inc.,
Sec’d. Notes, 144A
9.250%	11/01/17	Ba3	1,000	1,060,000
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19	Ba2	1,000	992,500
Telesat Canada/Telesat LLC (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	05/15/17	B3	1,900	1,938,000
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
0.450%	12/01/15(a)	A2	750	746,557

				7,719,091

Metals — 0.1%
Berau Capital Resources Pte Ltd. (Singapore),
Sr. Sec’d. Notes
12.500%	07/08/15	B1	150	160,875
Glencore Funding LLC,
Gtd. Notes, 144A
1.700%	05/27/16	Baa2	5,375	5,212,202
Indo Integrated Energy II BV (Netherlands),
Sr. Sec’d. Notes
9.750%	11/05/16	B1	500	529,575
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.250%	11/08/42	Baa2	1,500	1,230,869
Vedanta Resources PLC (United Kingdom),
Sr. Notes, 144A
6.000%	01/31/19	Ba3	700	665,000

				7,798,521

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Packaging
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		Ba1	2,250	$2,081,250

Paper
Rock-Tenn Co.,
Gtd. Notes
4.900%	03/01/22		Ba1	1,750	1,803,673

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
4.400%	11/06/42		Baa1	2,810	2,610,105
Amgen, Inc.,
Sr. Unsec’d. Notes
1.875%	11/15/14	(a)	Baa1	6,100	6,192,098
2.300%	06/15/16		Baa1	6,350	6,521,209
5.750%	03/15/40		Baa1	1,670	1,792,287
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.150%	05/18/43		A2	975	928,889
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		A1	2,500	2,933,283

					20,977,871

Pipelines — 0.3%
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.000%	03/01/43		Baa2	1,200	1,131,511
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38		Baa2	1,500	1,773,452
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		Baa2	2,400	2,719,999
Williams Partners LP,
Sr. Unsec’d. Notes
3.800%	02/15/15		Baa2	7,400	7,715,307

					13,340,269

Railroads
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44		Baa2	2,200	1,910,330

Retail & Merchandising — 0.1%
QVC, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	03/15/23	(a)	Ba2	3,000	2,798,313

Retailers — 0.3%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/41	(a)	Baa2	2,500	2,818,067
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36	(a)	A3	3,600	4,233,013
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		Ba1	1,700	1,725,500

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Retailers (continued)
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		Aa2	4,200	$5,307,053

					14,083,633

Technology — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	(a)	Aa1	3,120	2,893,688
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19	(a)	B1	1,000	1,111,250
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16		Baa2	2,890	3,013,568
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/18	(a)	B1	1,300	1,400,750
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	07/22/16		Aa3	2,200	2,255,026
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20		Ba1	2,400	2,484,000
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18		B3	1,800	1,764,000

					14,922,282

Telecommunications — 0.3%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.125%	07/16/22		A2	1,610	1,483,446
AT&T, Inc.,
Sr. Unsec’d. Notes
6.300%	01/15/38	(a)	A3	5,200	5,781,183
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30		Baa2	2,180	3,281,868
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		B3	1,500	1,560,000
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30		A3	2,150	2,785,392

					14,891,889

Tobacco — 0.3%
Altria Group, Inc.,
Gtd. Notes
10.200%	02/06/39		Baa1	3,200	4,816,230
Lorillard Tobacco Co.,
Gtd. Notes
3.750%	05/20/23		Baa2	2,125	1,960,744
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	08/21/17		A2	8,700	8,455,956

					15,232,930

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Transportation — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		Baa1	1,780	$2,095,952
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19		B2	2,000	2,115,000

					4,210,952

TOTAL CORPORATE BONDS (cost $467,960,569)					459,416,078

MUNICIPAL BONDS — 0.1%
California
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49		Aa3	1,330	1,564,107

Colorado — 0.1%
Regional Transportation District,
Revenue Bonds
5.844%	11/01/50		Aa2	1,470	1,752,740

TOTAL MUNICIPAL BONDS (cost $3,838,795)					3,316,847

NON-CORPORATE FOREIGN AGENCIES — 0.5%
CNOOC Finance 2013 Ltd. (British Virgin Islands),
Gtd. Notes
3.000%	05/09/23		Aa3	1,465	1,323,418
Dubai Electricity & Water Authority (United Arab Emirates),
Sr. Unsec’d. Notes
6.375%	10/21/16		Baa3	1,100	1,201,750
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		Aa3	2,000	2,117,464
Gazprom OAO Via Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		Baa1	1,000	1,057,500
8.625%	04/28/34		Baa1	750	888,750
9.250%	04/23/19		Baa1	2,000	2,410,000
KazMunayGas National Co. JSC (Kazakhstan),
Gtd. Notes, 144A
9.125%	07/02/18		Baa3	2,000	2,395,000
Sr. Unsec’d. Notes, 144A
5.750%	04/30/43		Baa3	800	708,000
Korea Development Bank/The (South Korea),
Sr. Unsec’d. Notes
3.500%	08/22/17		Aa3	1,000	1,020,748
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22		A1	1,500	1,339,329
Majapahit Holding BV (Netherlands),
Gtd. Notes
7.750%	10/17/16		Baa3	3,300	3,654,750
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23		Baa3	480	444,000
Petrobras Global Finance BV (Netherlands),
Gtd. Notes
4.375%	05/20/23	(a)	A3	590	541,232

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
NON-CORPORATE FOREIGN AGENCIES (continued)
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	A3		800	$803,755
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	Baa1		2,000	2,130,000
5.500%	06/27/44	Baa1		1,150	1,035,000
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24	Ba1		500	605,000
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.125%	08/01/17	Baa2		350	346,784
VTB Bank OJSC Via VTB Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.875%	05/29/18	Baa1		1,100	1,166,000

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $27,346,492)					25,188,480

FOREIGN GOVERNMENT BONDS — 1.3%
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.375%	11/04/16	Baa3		1,300	1,350,375
Hellenic Republic Government Bond (Greece),
Bonds
2.000%	02/24/23	B-(d)	EUR	1,180	823,263
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes, Series 9BR
5.800%	07/14/15	C	JPY	52,700	475,290
Sr. Unsec’d. Notes, Series 9RG
0.058%	07/14/15	C	JPY	50,000	456,652
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.125%	02/19/18	Ba1		800	778,000
Ireland Government Bond (Ireland),
Sr. Unsec’d. Notes
4.400%	06/18/19	Ba1	EUR	6,000	8,188,478
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
4.750%	05/01/17	Baa2	EUR	2,600	3,573,486
6.500%	11/01/27	Baa2	EUR	2,800	4,255,434
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
4.500%	06/08/15	Baa2	JPY	300,000	3,160,384
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.750%	04/22/23	Baa1	EUR	3,000	3,738,969
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31	Ba1		1,000	1,320,000
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes
3.500%	03/25/15	BB(d)		200	198,800
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes
4.750%	06/14/19	Ba3	EUR	6,000	7,333,923
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
5.750%	01/20/42	Aa2		800	860,000

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41(a)	Baa2		2,000	$1,990,000
7.125%	01/20/37	Baa2		1,000	1,190,000
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37	Baa3		1,000	1,277,500
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	Baa3		2,500	2,562,500
6.875%	01/17/18	Baa3		3,000	3,367,500
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	Baa3		2,000	2,310,000
8.000%	02/14/34	Baa3		1,045	1,301,025
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
3.250%	04/04/17	Baa1		2,000	2,057,260
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes
4.000%	03/06/18	Baa3		2,000	1,968,600
Spanish Government (Spain),
Bonds
4.250%	10/31/16	Baa3	EUR	6,000	8,077,578
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22(a)	Baa1		1,250	1,225,000
6.050%	01/11/40	Baa1		250	272,500
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44(a)	Baa1		4,400	3,916,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $72,930,509)					68,028,517

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Federal National Mortgage Assoc.
2.500%	TBA			8,000	8,028,750
3.500%	TBA			71,500	72,393,746
3.500%	TBA			90,000	91,364,058
Government National Mortgage Assoc.
3.000%	TBA			10,000	9,878,907

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $182,835,899)					181,665,461

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds
2.875%	05/15/43			125	110,625
3.125%	02/15/43			5,140	4,797,871
U.S. Treasury Notes
0.250%	05/31/15(a)			11,940	11,919,009
0.625%	04/30/18(k)			19,535	18,878,741
0.750%	12/31/17			5,315	5,199,978
1.125%	04/30/20			23,080	21,947,649
1.750%	05/15/23			9,840	9,215,770
3.125%	05/15/21			24,650	26,469,860
U.S. Treasury Notes—When Issued
0.500%	06/15/16(a)			24,670	24,565,917

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
1.375%	06/30/18	46,465	$46,439,584
United States Treasury Strip Coupon
7.625%	05/15/22	50,000	40,277,750

TOTAL U.S. TREASURY OBLIGATIONS (cost $214,228,392)			209,822,754

TOTAL LONG-TERM INVESTMENTS (cost $4,895,568,949)			4,838,561,628

		Shares
SHORT-TERM INVESTMENTS — 16.4%
AFFILIATED MONEY MARKET MUTUAL FUND —15.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $837,567,405; includes $192,370,163 of cash collateral for securities on loan)(b)(w)(Note 4)		837,567,405	837,567,405

		Principal Amount} (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.6%
U.S. Treasury Bills
0.040%	09/19/13	8,400	8,399,345
0.045%	09/19/13	20,100	20,098,432
0.051%	09/19/13	2,000	1,999,844
0.151%	09/19/13	650	649,949

TOTAL U.S. TREASURY OBLIGATIONS (cost $31,146,960)			31,147,570

	Counterparty	Notional Amount (000)#
OPTION PURCHASED*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/19/13 (cost $293,791)	Citigroup Global Markets USA	3,944	8,153

TOTAL SHORT-TERM INVESTMENTS (cost $869,008,156)			868,723,128

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS — 107.5% (cost $5,764,577,105)	$5,707,284,756
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (7.5)%	(396,487,171)

NET ASSETS — 100.0%	$5,310,797,585

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
CAC	French Stock Market Index
CLO	Collateralized Loan Obligation
DAX	German Stock Index
EAFE	Europe, Australasia and Far East
FHLMC	Federal Home Loan Mortgage Corp
FTSE	Financial Times and the London Stock Exchange Index
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PRFC	Preference Shares
REIT	Real Estate Investment Trust
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CSK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint

ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zlofty
RON	Romanian New Leu
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $186,920,450; cash collateral of $192,370,163 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
1,321	5 Year U.S. Treasury Notes	Sep. 2013	$161,071,875	$159,902,922	$(1,168,953)
528	10 Year U.S. Treasury Notes	Sep. 2013	68,736,084	66,825,000	(1,911,084)
114	20 Year U.S. Treasury Bonds	Sep. 2013	16,011,719	15,486,188	(525,531)
3	ASX SPI 200 Index	Sep. 2013	332,052	322,167	(9,885)
111	CAC40 10 Euro	Jul. 2013	5,451,174	5,395,693	(55,481)
16	DAX Index	Sep. 2013	4,259,495	4,147,815	(111,680)
70	FTSE 100 Index	Sep. 2013	6,648,489	6,559,972	(88,517)
247	Mini MSCI EAFE Index	Sep. 2013	20,828,486	20,250,295	(578,191)
180	Russell 2000 Mini Index	Sep. 2013	17,389,800	17,544,600	154,800
2,989	S&P 500 E-Mini	Sep. 2013	238,386,503	239,015,385	628,882
62	S&P 500 Index	Sep. 2013	24,861,225	24,789,150	(72,075)
45	TOPIX Index	Sep. 2013	4,977,768	5,131,579	153,811

					(3,583,904)

Short Positions:
70	2 Year U.S. Treasury Notes	Sep. 2013	15,394,531	15,400,000	(5,469)
208	10 Year U.S. Treasury Notes	Sep. 2013	26,112,312	26,325,000	(212,688)
165	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	25,022,125	24,306,563	715,562

					497,405

					$(3,086,499)

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/23/13	Barclays Capital Group	AUD	1,652	$1,525,200	$1,508,201	$(16,999)
Expiring 07/23/13	Barclays Capital Group	AUD	823	762,600	751,357	(11,243)
Expiring 07/23/13	Barclays Capital Group	AUD	819	762,600	747,442	(15,158)
Expiring 07/23/13	Citigroup Global Markets	AUD	4,450	4,575,600	4,062,336	(513,264)
Expiring 07/23/13	Citigroup Global Markets	AUD	1,203	1,220,100	1,097,833	(122,267)
Expiring 07/23/13	Citigroup Global Markets	AUD	156	152,500	142,374	(10,126)
Expiring 07/23/13	Credit Suisse First Boston Corp.	AUD	1,588	1,525,200	1,449,113	(76,087)
Expiring 07/23/13	Credit Suisse First Boston Corp.	AUD	1,572	1,525,200	1,434,498	(90,702)
Expiring 07/23/13	Credit Suisse First Boston Corp.	AUD	794	762,600	725,265	(37,335)
Brazilian Real,
Expiring 07/08/13	Citigroup Global Markets	BRL	3,412	1,525,200	1,525,621	421
Expiring 09/30/13	Citigroup Global Markets	BRL	2,389	1,067,600	1,050,111	(17,489)
British Pound,
Expiring 07/25/13	Citigroup Global Markets	GBP	1,002	1,525,201	1,524,180	(1,021)
Expiring 07/25/13	Citigroup Global Markets	GBP	994	1,525,200	1,511,445	(13,755)
Expiring 07/25/13	Citigroup Global Markets	GBP	690	1,067,599	1,048,443	(19,156)
Expiring 07/25/13	Citigroup Global Markets	GBP	490	762,600	745,080	(17,520)
Expiring 07/25/13	Credit Suisse First Boston Corp.	GBP	994	1,525,201	1,511,565	(13,636)
Canadian Dollar,
Expiring 07/22/13	Barclays Capital Group	CAD	1,277	1,220,100	1,213,717	(6,383)
Expiring 07/22/13	Citigroup Global Markets	CAD	6,970	6,863,300	6,623,834	(239,466)
Expiring 07/22/13	Citigroup Global Markets	CAD	1,089	1,067,600	1,035,198	(32,402)
Expiring 07/22/13	Citigroup Global Markets	CAD	160	152,500	151,782	(718)
Expiring 07/22/13	Credit Suisse First Boston Corp.	CAD	1,571	1,525,200	1,492,542	(32,658)
Expiring 07/22/13	Credit Suisse First Boston Corp.	CAD	1,566	1,525,200	1,487,641	(37,559)
Expiring 07/22/13	Credit Suisse First Boston Corp.	CAD	779	762,600	740,142	(22,458)
Expiring 07/22/13	UBS Securities	CAD	966	915,100	917,854	2,754
Chilean Peso,
Expiring 09/11/13	Citigroup Global Markets	CLP	1,010,377	1,994,033	1,964,566	(29,467)
Expiring 09/11/13	Citigroup Global Markets	CLP	782,656	1,525,200	1,521,790	(3,410)
Expiring 09/11/13	Citigroup Global Markets	CLP	777,013	1,525,200	1,510,817	(14,383)

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chilean Peso (continued),
Expiring 09/11/13	Citigroup Global Markets	CLP	758,329	$1,525,200	$1,474,489	$(50,711)
Chinese Yuan,
Expiring 09/05/13	Citigroup Global Markets	CNY	9,391	1,525,200	1,521,302	(3,898)
Expiring 10/29/13	Citigroup Global Markets	CNY	28,398	4,575,600	4,586,254	10,654
Colombian Peso,
Expiring 10/23/13	Citigroup Global Markets	COP	2,951,186	1,525,200	1,517,682	(7,518)
Czech Koruna,
Expiring 07/24/13	Citigroup Global Markets	CSK	14,920	762,600	746,644	(15,956)
Expiring 07/24/13	Citigroup Global Markets	CSK	14,822	762,600	741,699	(20,901)
Expiring 07/24/13	Credit Suisse First Boston Corp.	CSK	59,810	3,050,400	2,993,001	(57,399)
Expiring 07/24/13	Credit Suisse First Boston Corp.	CSK	33,096	1,677,700	1,656,159	(21,541)
Euro,
Expiring 07/25/13	Barclays Capital Group	EUR	351	457,600	457,467	(133)
Expiring 07/25/13	Barclays Capital Group	EUR	230	305,000	300,023	(4,977)
Expiring 07/25/13	Citigroup Global Markets	EUR	1,871	2,440,300	2,435,402	(4,898)
Expiring 07/25/13	Citigroup Global Markets	EUR	574	762,600	746,734	(15,866)
Expiring 07/25/13	Citigroup Global Markets	EUR	552	729,585	717,999	(11,586)
Expiring 07/25/13	Credit Suisse First Boston Corp.	EUR	1,856	2,440,300	2,415,780	(24,520)
Expiring 07/25/13	Credit Suisse First Boston Corp.	EUR	805	1,067,600	1,047,732	(19,868)
Expiring 07/25/13	Credit Suisse First Boston Corp.	EUR	117	152,500	151,865	(635)
Hungarian Forint,
Expiring 07/24/13	Citigroup Global Markets	HUF	278,982	1,220,100	1,227,822	7,722
Expiring 07/24/13	Citigroup Global Markets	HUF	239,941	1,067,600	1,055,998	(11,602)
Expiring 07/24/13	Citigroup Global Markets	HUF	173,643	762,600	764,218	1,618
Expiring 07/24/13	Citigroup Global Markets	HUF	173,438	762,600	763,315	715
Indian Rupee,
Expiring 07/15/13	Citigroup Global Markets	INR	83,627	1,525,200	1,402,850	(122,350)
Expiring 11/05/13	Citigroup Global Markets	INR	44,944	762,600	740,148	(22,452)
Israeli Shekel,
Expiring 07/24/13	Credit Suisse First Boston Corp.	ILS	2,752	762,600	756,097	(6,503)
Japanese Yen,
Expiring 07/25/13	Barclays Capital Group	JPY	71,855	762,600	724,566	(38,034)
Expiring 07/25/13	Citigroup Global Markets	JPY	151,296	1,525,200	1,525,625	425
Expiring 07/25/13	Citigroup Global Markets	JPY	73,843	762,600	744,612	(17,988)
Expiring 07/25/13	Citigroup Global Markets	JPY	14,642	152,500	147,644	(4,856)
Expiring 07/25/13	Credit Suisse First Boston Corp.	JPY	152,072	1,525,200	1,533,448	8,248
Malaysian Ringgit,
Expiring 08/07/13	Citigroup Global Markets	MYR	2,427	762,600	765,946	3,346
Expiring 10/17/13	Citigroup Global Markets	MYR	2,272	762,600	714,199	(48,401)
Mexican Peso,
Expiring 07/22/13	Barclays Capital Group	MXN	29,423	2,287,800	2,265,717	(22,083)
Expiring 07/22/13	Barclays Capital Group	MXN	20,186	1,525,200	1,554,442	29,242
Expiring 07/22/13	Barclays Capital Group	MXN	19,905	1,525,200	1,532,775	7,575
Expiring 07/22/13	Citigroup Global Markets	MXN	65,136	5,338,200	5,015,858	(322,342)
Expiring 07/22/13	Citigroup Global Markets	MXN	9,704	762,600	747,295	(15,305)
Expiring 07/22/13	Citigroup Global Markets	MXN	3,894	305,000	299,893	(5,107)
Expiring 07/22/13	Credit Suisse First Boston Corp.	MXN	24,138	1,830,200	1,858,756	28,556
Expiring 07/22/13	Credit Suisse First Boston Corp.	MXN	13,651	1,067,600	1,051,181	(16,419)
Expiring 07/22/13	Credit Suisse First Boston Corp.	MXN	7,818	610,100	602,014	(8,086)
New Taiwanese Dollar,
Expiring 08/19/13	Barclays Capital Group	TWD	99,317	3,327,865	3,315,349	(12,516)
New Zealand Dollar,
Expiring 07/23/13	Barclays Capital Group	NZD	1,955	1,525,200	1,512,077	(13,123)
Expiring 07/23/13	Barclays Capital Group	NZD	983	762,600	760,184	(2,416)
Expiring 07/23/13	Barclays Capital Group	NZD	591	457,600	457,385	(215)
Expiring 07/23/13	Citigroup Global Markets	NZD	8,058	6,863,300	6,233,446	(629,854)
Expiring 07/23/13	Citigroup Global Markets	NZD	1,888	1,525,200	1,460,223	(64,977)
Expiring 07/23/13	Citigroup Global Markets	NZD	1,882	1,525,200	1,456,030	(69,170)
Expiring 07/23/13	Citigroup Global Markets	NZD	973	762,600	752,979	(9,621)

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar (continued),
Expiring 07/23/13	Citigroup Global Markets	NZD	946	$762,600	$731,383	$(31,217)
Expiring 07/23/13	Citigroup Global Markets	NZD	190	152,500	146,723	(5,777)
Norwegian Krone,
Expiring 07/24/13	Citigroup Global Markets	NOK	11,142	1,830,200	1,832,589	2,389
Expiring 07/24/13	Citigroup Global Markets	NOK	9,192	1,525,200	1,511,890	(13,310)
Expiring 07/24/13	Citigroup Global Markets	NOK	8,823	1,525,200	1,451,137	(74,063)
Expiring 07/24/13	Citigroup Global Markets	NOK	7,030	1,220,100	1,156,179	(63,921)
Expiring 07/24/13	Citigroup Global Markets	NOK	4,400	762,600	723,782	(38,818)
Expiring 07/24/13	Citigroup Global Markets	NOK	4,385	762,601	721,238	(41,363)
Expiring 07/24/13	Citigroup Global Markets	NOK	3,544	610,000	582,852	(27,148)
Expiring 07/24/13	Citigroup Global Markets	NOK	1,759	305,000	289,326	(15,674)
Expiring 07/24/13	Credit Suisse First Boston Corp.	NOK	17,836	3,050,400	2,933,517	(116,883)
Expiring 07/24/13	Credit Suisse First Boston Corp.	NOK	9,304	1,525,200	1,530,363	5,163
Expiring 07/24/13	Credit Suisse First Boston Corp.	NOK	6,193	1,067,606	1,018,613	(48,993)
Expiring 07/24/13	Credit Suisse First Boston Corp.	NOK	4,448	762,600	731,593	(31,007)
Expiring 07/24/13	Credit Suisse First Boston Corp.	NOK	2,641	457,600	434,322	(23,278)
Peruvian New Sol,
Expiring 08/02/13	Citigroup Global Markets	PEN	8,024	2,976,716	2,874,552	(102,164)
Expiring 08/02/13	Citigroup Global Markets	PEN	4,155	1,525,200	1,488,700	(36,500)
Philippine Peso,
Expiring 07/08/13	Citigroup Global Markets	PHP	118,216	2,776,321	2,736,085	(40,236)
Expiring 07/08/13	Citigroup Global Markets	PHP	63,906	1,525,200	1,479,092	(46,108)
Expiring 11/29/13	Citigroup Global Markets	PHP	32,844	762,600	757,367	(5,233)
Expiring 11/29/13	Citigroup Global Markets	PHP	32,727	762,600	754,658	(7,942)
Polish Zloty,
Expiring 07/24/13	Citigroup Global Markets	PLN	9,703	3,050,400	2,915,304	(135,096)
Expiring 07/24/13	Citigroup Global Markets	PLN	3,547	1,067,600	1,065,614	(1,986)
Expiring 07/24/13	Citigroup Global Markets	PLN	3,466	1,067,600	1,041,370	(26,230)
Expiring 07/24/13	Citigroup Global Markets	PLN	2,414	762,600	725,293	(37,307)
Romanian Leu,
Expiring 07/24/13	Citigroup Global Markets	RON	17,724	5,338,200	5,164,911	(173,289)
Expiring 07/24/13	Citigroup Global Markets	RON	6,339	1,830,200	1,847,160	16,960
Expiring 07/24/13	Citigroup Global Markets	RON	4,165	1,220,100	1,213,594	(6,506)
Expiring 07/24/13	Citigroup Global Markets	RON	3,569	1,067,600	1,040,037	(27,563)
Russian Ruble,
Expiring 07/17/13	Barclays Capital Group	RUB	23,861	734,910	723,686	(11,224)
Expiring 07/18/13	Citigroup Global Markets	RUB	72,855	2,287,800	2,209,261	(78,539)
Expiring 07/18/13	Citigroup Global Markets	RUB	20,037	610,100	607,597	(2,503)
Expiring 10/09/13	Citigroup Global Markets	RUB	96,827	3,050,400	2,893,387	(157,013)
Expiring 10/09/13	Citigroup Global Markets	RUB	24,451	762,600	730,655	(31,945)
Singapore Dollar,
Expiring 07/23/13	Barclays Capital Group	SGD	1,928	1,525,200	1,521,560	(3,640)
Expiring 07/23/13	Citigroup Global Markets	SGD	1,871	1,525,198	1,476,409	(48,789)
Expiring 07/23/13	Citigroup Global Markets	SGD	952	762,600	750,832	(11,768)
Expiring 07/23/13	Credit Suisse First Boston Corp.	SGD	4,705	3,813,000	3,712,240	(100,760)
Expiring 07/23/13	Credit Suisse First Boston Corp.	SGD	2,866	2,287,800	2,261,648	(26,152)
Expiring 07/23/13	Credit Suisse First Boston Corp.	SGD	1,932	1,525,200	1,524,690	(510)
Expiring 07/23/13	Credit Suisse First Boston Corp.	SGD	1,908	1,525,200	1,505,570	(19,630)
South Korean Won,
Expiring 07/15/13	Citigroup Global Markets	KRW	1,174,627	1,067,600	1,027,582	(40,018)
Expiring 07/15/13	Citigroup Global Markets	KRW	831,844	762,600	727,710	(34,890)
Expiring 10/04/13	Citigroup Global Markets	KRW	876,418	762,600	764,092	1,492
Swedish Krona,
Expiring 07/24/13	Barclays Capital Group	SEK	10,234	1,525,200	1,525,155	(45)
Expiring 07/24/13	Barclays Capital Group	SEK	10,232	1,525,200	1,524,799	(401)
Expiring 07/24/13	Barclays Capital Group	SEK	5,142	762,600	766,341	3,741
Expiring 07/24/13	Citigroup Global Markets	SEK	20,023	3,050,398	2,983,962	(66,436)
Expiring 07/24/13	Citigroup Global Markets	SEK	10,232	1,525,200	1,524,845	(355)
Expiring 07/24/13	Citigroup Global Markets	SEK	9,919	1,525,200	1,478,212	(46,988)

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona (continued),
Expiring 07/24/13	Citigroup Global Markets	SEK	4,958	$762,600	$738,800	$(23,800)
Expiring 07/24/13	Credit Suisse First Boston Corp.	SEK	9,887	1,525,200	1,473,396	(51,804)
Expiring 07/24/13	Credit Suisse First Boston Corp.	SEK	6,887	1,067,600	1,026,280	(41,320)
Expiring 07/24/13	Credit Suisse First Boston Corp.	SEK	5,050	762,600	752,504	(10,096)
Expiring 07/24/13	Credit Suisse First Boston Corp.	SEK	2,984	457,600	444,704	(12,896)
Expiring 07/30/13	Credit Suisse First Boston Corp.	SEK	4,915	762,600	732,384	(30,216)
Turkish Lira,
Expiring 07/30/13	Barclays Capital Group	TRY	2,076	1,067,600	1,070,955	3,355
Expiring 07/30/13	Barclays Capital Group	TRY	888	457,600	458,311	711
Expiring 07/30/13	Citigroup Global Markets	TRY	5,518	3,050,400	2,846,711	(203,689)
Expiring 07/30/13	Citigroup Global Markets	TRY	2,882	1,525,200	1,486,396	(38,804)
Expiring 07/30/13	Citigroup Global Markets	TRY	1,472	762,600	759,154	(3,446)
Expiring 07/30/13	Citigroup Global Markets	TRY	1,434	762,600	739,522	(23,078)
Expiring 07/30/13	Citigroup Global Markets	TRY	1,421	762,600	732,936	(29,664)

				$198,460,034	$193,148,601	$(5,311,433)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/23/13	Barclays Capital Group	AUD	2,583	$2,440,300	$2,357,908	$82,392
Expiring 07/23/13	Barclays Capital Group	AUD	1,669	1,525,200	1,523,187	2,013
Expiring 07/23/13	Citigroup Global Markets	AUD	1,237	1,220,100	1,129,559	90,541
Expiring 07/23/13	Citigroup Global Markets	AUD	835	762,600	762,296	304
Expiring 07/23/13	Citigroup Global Markets	AUD	771	762,600	703,470	59,130
Expiring 07/23/13	Citigroup Global Markets	AUD	754	762,597	688,629	73,968
Expiring 07/23/13	Credit Suisse First Boston Corp.	AUD	1,767	1,677,700	1,613,039	64,661
Expiring 07/23/13	Credit Suisse First Boston Corp.	AUD	1,497	1,525,200	1,366,737	158,463
Expiring 07/23/13	Credit Suisse First Boston Corp.	AUD	1,491	1,525,200	1,361,248	163,952
British Pound,
Expiring 07/25/13	Citigroup Global Markets	GBP	1,187	1,830,200	1,805,613	24,587
Expiring 07/25/13	Citigroup Global Markets	GBP	1,179	1,830,200	1,793,330	36,870
Expiring 07/25/13	Credit Suisse First Boston Corp.	GBP	1,956	3,050,400	2,973,954	76,446
Canadian Dollar,
Expiring 07/22/13	Barclays Capital Group	CAD	4,154	3,965,500	3,946,959	18,541
Expiring 07/22/13	Credit Suisse First Boston Corp.	CAD	2,485	2,440,300	2,361,522	78,778
Expiring 07/22/13	Credit Suisse First Boston Corp.	CAD	2,356	2,287,800	2,239,218	48,582
Expiring 07/22/13	Credit Suisse First Boston Corp.	CAD	2,198	2,135,300	2,088,678	46,622
Expiring 07/22/13	Credit Suisse First Boston Corp.	CAD	1,598	1,525,200	1,518,979	6,221
Chilean Peso,
Expiring 08/16/13	Citigroup Global Markets	CLP	870,810	1,677,700	1,699,690	(21,990)
Expiring 08/16/13	Citigroup Global Markets	CLP	588,393	1,220,100	1,148,455	71,645
Expiring 08/16/13	Citigroup Global Markets	CLP	439,797	915,100	858,418	56,682
Chinese Yuan,
Expiring 07/12/13	Citigroup Global Markets	CNY	11,303	1,830,200	1,839,084	(8,884)
Expiring 07/12/13	Citigroup Global Markets	CNY	6,619	1,067,600	1,077,021	(9,421)
Expiring 10/29/13	Barclays Capital Group	CNY	12,267	1,975,738	1,981,136	(5,398)
Czech Koruna,
Expiring 07/24/13	Citigroup Global Markets	CSK	30,786	1,525,200	1,540,563	(15,363)
Expiring 07/24/13	Citigroup Global Markets	CSK	30,044	1,525,200	1,503,445	21,755
Expiring 07/24/13	Credit Suisse First Boston Corp.	CSK	36,187	1,830,200	1,810,848	19,352
Expiring 07/24/13	Credit Suisse First Boston Corp.	CSK	30,130	1,525,200	1,507,758	17,442
Euro,
Expiring 07/25/13	Citigroup Global Markets	EUR	356	457,600	462,886	(5,286)
Expiring 07/25/13	Credit Suisse First Boston Corp.	EUR	29,413	38,447,727	38,289,366	158,361
Expiring 07/25/13	Credit Suisse First Boston Corp.	EUR	2,633	3,507,900	3,427,992	79,908
Expiring 07/25/13	Credit Suisse First Boston Corp.	EUR	1,760	2,287,801	2,291,428	(3,627)

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 07/25/13	Credit Suisse First Boston Corp.	EUR	582	$762,600	$758,009	$4,591
Hungarian Forint,
Expiring 07/24/13	Citigroup Global Markets	HUF	517,986	2,287,800	2,279,697	8,103
Expiring 07/24/13	Citigroup Global Markets	HUF	449,178	1,982,700	1,976,865	5,835
Indian Rupee,
Expiring 03/04/14	Citigroup Global Markets	INR	47,792	762,600	773,100	(10,500)
Expiring 03/04/14	Citigroup Global Markets	INR	44,228	762,600	715,454	47,146
Expiring 03/04/14	Citigroup Global Markets	INR	43,888	762,600	709,939	52,661
Japanese Yen,
Expiring 07/25/13	Barclays Capital Group	JPY	87,404	915,100	881,360	33,740
Expiring 07/25/13	Citigroup Global Markets	JPY	46,810	472,928	472,017	911
Expiring 07/25/13	Credit Suisse First Boston Corp.	JPY	336,428	3,355,400	3,392,448	(37,048)
Expiring 07/25/13	Credit Suisse First Boston Corp.	JPY	331,815	3,357,554	3,345,930	11,624
Expiring 07/25/13	Credit Suisse First Boston Corp.	JPY	45,385	457,600	457,653	(53)
Malaysian Ringgit,
Expiring 10/17/13	Citigroup Global Markets	MYR	2,309	730,098	725,825	4,273
Mexican Peso,
Expiring 07/22/13	Barclays Capital Group	MXN	20,451	1,525,200	1,574,871	(49,671)
Expiring 07/22/13	Barclays Capital Group	MXN	16,404	1,220,100	1,263,237	(43,137)
Expiring 07/22/13	Citigroup Global Markets	MXN	17,607	1,372,700	1,355,811	16,889
Expiring 07/22/13	Credit Suisse First Boston Corp.	MXN	37,760	3,050,400	2,907,706	142,694
Expiring 07/22/13	Credit Suisse First Boston Corp.	MXN	26,284	2,135,300	2,023,976	111,324
New Taiwanese Dollar,
Expiring 08/19/13	Citigroup Global Markets	TWD	67,373	2,226,117	2,249,030	(22,913)
Expiring 08/19/13	Citigroup Global Markets	TWD	22,798	762,600	761,030	1,570
Expiring 08/19/13	Citigroup Global Markets	TWD	9,145	305,000	305,288	(288)
New Zealand Dollar,
Expiring 07/23/13	Citigroup Global Markets	NZD	4,462	3,658,399	3,451,726	206,673
Expiring 07/23/13	Citigroup Global Markets	NZD	3,147	2,440,300	2,434,518	5,782
Expiring 07/23/13	Citigroup Global Markets	NZD	2,085	1,677,700	1,612,800	64,900
Expiring 07/23/13	Citigroup Global Markets	NZD	1,872	1,525,200	1,447,920	77,280
Expiring 07/23/13	Citigroup Global Markets	NZD	1,862	1,525,200	1,440,634	84,566
Norwegian Krone,
Expiring 07/24/13	Citigroup Global Markets	NOK	18,736	3,202,900	3,081,689	121,211
Expiring 07/24/13	Citigroup Global Markets	NOK	8,943	1,525,199	1,470,871	54,328
Expiring 07/24/13	Citigroup Global Markets	NOK	6,270	1,067,599	1,031,304	36,295
Expiring 07/24/13	Citigroup Global Markets	NOK	4,509	762,601	741,616	20,985
Expiring 07/24/13	Credit Suisse First Boston Corp.	NOK	19,233	3,202,900	3,163,437	39,463
Expiring 07/24/13	Credit Suisse First Boston Corp.	NOK	6,234	1,067,600	1,025,314	42,286
Peruvian New Sol,
Expiring 07/10/13	Citigroup Global Markets	PEN	6,020	2,287,800	2,161,487	126,313
Expiring 07/10/13	Citigroup Global Markets	PEN	4,714	1,677,700	1,692,590	(14,890)
Expiring 07/10/13	Citigroup Global Markets	PEN	2,031	762,600	729,065	33,535
Philippine Peso,
Expiring 09/05/13	Barclays Capital Group	PHP	121,802	2,827,996	2,816,845	11,151
Expiring 09/05/13	Citigroup Global Markets	PHP	66,056	1,525,200	1,527,651	(2,451)
Expiring 09/05/13	Citigroup Global Markets	PHP	33,772	762,600	781,021	(18,421)
Polish Zloty,
Expiring 07/24/13	Credit Suisse First Boston Corp.	PLN	9,956	3,050,400	2,991,264	59,136
Expiring 07/24/13	Credit Suisse First Boston Corp.	PLN	4,012	1,220,100	1,205,399	14,701
Expiring 07/24/13	Credit Suisse First Boston Corp.	PLN	1,988	610,100	597,384	12,716
Romanian Leu,
Expiring 07/24/13	Citigroup Global Markets	RON	8,928	2,592,800	2,601,640	(8,840)
Expiring 07/24/13	Citigroup Global Markets	RON	6,995	2,047,800	2,038,312	9,488
Expiring 07/24/13	Citigroup Global Markets	RON	6,768	1,982,700	1,972,300	10,400
Expiring 07/24/13	Citigroup Global Markets	RON	4,185	1,220,100	1,219,389	711
Russian Ruble,
Expiring 07/17/13	Citigroup Global Markets	RUB	85,754	2,592,800	2,600,873	(8,073)

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Russian Ruble (continued),
Expiring 07/17/13	Citigroup Global Markets	RUB	48,227	$1,525,200	$1,462,721	$62,479
Expiring 07/17/13	Citigroup Global Markets	RUB	34,180	1,067,600	1,036,669	30,931
Expiring 07/17/13	Citigroup Global Markets	RUB	34,060	1,067,600	1,033,033	34,567
Expiring 07/17/13	Citigroup Global Markets	RUB	24,202	762,600	734,039	28,561
Singapore Dollar,
Expiring 07/23/13	Barclays Capital Group	SGD	1,367	1,067,600	1,078,275	(10,675)
Expiring 07/23/13	Citigroup Global Markets	SGD	2,841	2,287,800	2,241,886	45,914
Expiring 07/23/13	Citigroup Global Markets	SGD	954	762,600	752,808	9,792
Expiring 07/23/13	Credit Suisse First Boston Corp.	SGD	2,888	2,287,800	2,278,738	9,062
Expiring 07/23/13	Credit Suisse First Boston Corp.	SGD	2,854	2,287,800	2,251,805	35,995
South Korean Won,
Expiring 10/04/13	Citigroup Global Markets	KRW	867,076	762,600	755,948	6,652
Expiring 10/04/13	Citigroup Global Markets	KRW	854,417	762,600	744,911	17,689
Expiring 10/04/13	Citigroup Global Markets	KRW	342,912	305,000	298,962	6,038
Swedish Krona,
Expiring 07/24/13	Barclays Capital Group	SEK	5,055	762,600	753,290	9,310
Expiring 07/24/13	Citigroup Global Markets	SEK	23,036	3,507,900	3,432,933	74,967
Expiring 07/24/13	Citigroup Global Markets	SEK	10,156	1,525,200	1,513,536	11,664
Expiring 07/24/13	Credit Suisse First Boston Corp.	SEK	10,212	1,525,200	1,521,912	3,288
Expiring 07/24/13	Credit Suisse First Boston Corp.	SEK	10,084	1,525,200	1,502,832	22,368
Expiring 07/24/13	Credit Suisse First Boston Corp.	SEK	8,178	1,220,100	1,218,775	1,325
Turkish Lira,
Expiring 07/30/13	Barclays Capital Group	TRY	5,052	2,592,800	2,606,321	(13,521)
Expiring 07/30/13	Barclays Capital Group	TRY	1,448	762,600	746,888	15,712
Expiring 07/30/13	Citigroup Global Markets	TRY	4,198	2,287,800	2,165,702	122,098
Expiring 07/30/13	Credit Suisse First Boston Corp.	TRY	1,407	762,600	725,617	36,983

				$198,501,754	$195,296,312	$3,205,442

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
EUR	10,500	05/03/16	0.468%	Euro 6 Month LIBOR(2)	$116,500	$—	$116,500	Citigroup, Inc.
EUR	9,000	05/03/18	0.744%	Euro 6 Month LIBOR(2)	268,951	—	268,951	Citigroup, Inc.
EUR	9,400	05/03/23	1.471%	Euro 6 Month LIBOR(2)	624,734	—	624,734	Citigroup, Inc.
JPY	280,000	05/20/20	0.698%	Japan 3 Month LIBOR(1)	2,803	—	2,803	Credit Suisse First Boston
JPY	1,180,000	05/21/20	0.689%	Japan 3 Month LIBOR(1)	24,809	—	24,809	Credit Suisse First Boston
MXN	47,400	06/20/18	6.020%	Mexican 3 Month LIBOR(2)	50,946	—	50,946	Credit Suisse First Boston
MXN	116,100	04/28/23	5.100%	Mexican 3 Month LIBOR(2)	(1,123,796)	—	(1,123,796)	Barclays Bank PLC
PLN	19,800	06/28/18	3.736%	Polish 3 Month LIBOR(2)	(15,654)	—	(15,654)	Citigroup, Inc.
RUB	65,000	05/17/23	7.250%	Russian 3 Month LIBOR(1)	(35,809)	—	(35,809)	Credit Suisse First Boston
RUB	65,000	05/20/23	7.250%	Russian 3 Month LIBOR(1)	36,259	—	36,259	Credit Suisse First Boston
	1,650	06/18/15	0.433%	3 Month LIBOR(2)	(2,104)	—	(2,104)	Citigroup, Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
ZAR	40,000	06/25/18	7.420%	South African 3 Month LIBOR(2)	$48,438	$—	$48,438	Barclays Bank PLC

					$(3,923)	$—	$(3,923)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at June 30, 2013:

Notional Amount (000)	Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
43,650	3 Month LIBOR	JPY	43,650	3 Month LIBOR minus 35 bps	Citigroup, Inc.	05/02/15	$5,488	$ —	$ 5,488

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,876,498,884	$689,639,657	$—
Exchange Traded Funds	51,144,790	—	—
Preferred Stocks	2,040,158	1,311,102	—
Rights	24,615	—	—
Asset-Backed Securities	—	104,923,303	49,861,065
Bank Loans	—	30,160,832	—
Commercial Mortgage-Backed Securities	—	75,823,380	9,695,705
Corporate Bonds	—	458,249,280	1,166,798
Municipal Bonds	—	3,316,847	—
Non-Corporate Foreign Agencies	—	25,188,480	—
Foreign Government Bonds	—	67,096,575	931,942
U.S. Government Agency Obligations	—	181,665,461	—
U.S. Treasury Obligations	—	240,970,324	—
Affiliated Money Market Mutual Fund	837,567,405	—	—
Options Purchased	—	8,153	—
Other Financial Instruments*
Futures	(3,086,499)	—	—
Foreign Forward Currency Contracts	—	(2,105,991)	—
Interest Rate Swaps	—	(3,923)	—
Currency Swap	—	5,488	—

Total	$3,764,189,353	$1,876,248,968	$61,655,510

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Corporate Bonds	Foreign Government Bonds
Balance as of 12/31/2012	$—	$—	$—	$—
Accrued discounts/premiums	202	—	(676)	8,668
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)**	(202)		(12,999)	16,656
Purchases	49,861,065	9,695,705	1,180,474	906,618
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of 6/30/2013	$49,861,065	$9,695,705	$1,166,799	$931,942

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	Of which $3,455 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (3.6% represents investments purchased with collateral from securities on loan)	15.8%
Oil, Gas & Consumable Fuels	5.0
U.S. Treasury Obligations	4.5
Pharmaceuticals	3.9
Insurance	3.5
Commercial Banks	3.4
U.S. Government Agency Obligations	3.4
Asset-Backed Securities	2.9
Software	2.4
Banking	2.3
Chemicals	2.1
Diversified Financial Services	2.0
Real Estate Investment Trusts	2.0
Computers & Peripherals	1.8
Specialty Retail	1.8
Capital Markets	1.8
Media	1.8
Food Products	1.8
Diversified Telecommunication Services	1.7
Machinery	1.7
Hotels, Restaurants & Leisure	1.7
Commercial Mortgage-Backed Securities	1.6
Healthcare Equipment & Supplies	1.6
Biotechnology	1.6
IT Services	1.6
Food & Staples Retailing	1.4
Aerospace & Defense	1.4
Foreign Government Bonds	1.3
Healthcare Providers & Services	1.3
Communications Equipment	1.3
Internet Software & Services	1.2
Energy Equipment & Services	1.2
Beverages	1.2
Semiconductors & Semiconductor Equipment	1.2
Automobiles	1.0
Electric	1.0
Household Products	1.0
Exchange Traded Funds	1.0
Electric Utilities	0.9
Tobacco	0.9
Metals & Mining	0.9
Industrial Conglomerates	0.9
Road & Rail	0.9
Textiles, Apparel & Luxury Goods	0.8
Real Estate Management & Development	0.8

Electronic Equipment, Instruments & Components	0.7%
Multi-Utilities	0.6
Household Durables	0.6
Construction & Engineering	0.6
Air Freight & Logistics	0.6
Cable	0.5
Non-Corporate Foreign Agencies	0.5
Gas Utilities	0.5
Trading Companies & Distributors	0.5
Independent Power Producers & Energy Traders	0.4
Professional Services	0.4
Leisure Equipment & Products	0.4
Building Products	0.4
Auto Components	0.3
Life Sciences Tools & Services	0.3
Commercial Services & Supplies	0.3
Wireless Telecommunication Services	0.3
Technology	0.3
Telecommunications	0.3
Airlines	0.3
Multiline Retail	0.3
Containers & Packaging	0.3
Retailers	0.3
Pipelines	0.3
Internet & Catalog Retail	0.2
Electrical Equipment	0.2
Consumer Finance	0.2
Healthcare Insurance	0.2
Metals	0.1
Paper & Forest Products	0.1
Office Electronics	0.1
Diversified Consumer Services	0.1
Personal Products	0.1
Energy — Integrated	0.1
Thrifts & Mortgage Finance	0.1
Transportation	0.1
Marine	0.1
Preferred Stocks	0.1
Municipal Bonds	0.1
Construction Materials	0.1
Retail & Merchandising	0.1
Transportation Infrastructure	0.1

107.5
Liabilities in excess of other assets	(7.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risks associated with these derivative instruments are interest rate risk, foreign exchange risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Offsetting of financial and derivative assets and liabilities:

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$715,562	*	Due to broker — variation margin	$3,823,725	*
Interest rate contracts	Unrealized appreciation on swap agreements	1,178,928		Unrealized depreciation on swap agreements	1,177,363
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	3,650,979		Unrealized depreciation on foreign currency forward contracts	5,756,970
Equity contracts	Due to broker — variation margin	937,493	*	Due to broker — variation margin	915,829	*
Equity contracts	Unaffiliated investments	32,880		—	—

Total		$6,515,842			$11,673,887

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights		Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$		$598,639	$4,875	$—	$603,514
Foreign exchange contracts		—		—	(2,734,240)	(2,734,240)
Equity contracts		44,594	25,845,849	—	—	25,890,443

Total		$44,594	$26,444,488	$4,875	$(2,734,240)	$23,759,717

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Purchased Options	Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$(285,638)	$21,664	$1,565	$—	$(262,409)
Foreign exchange contracts	—	—		—	(2,105,991)	(2,105,991)
Equity contracts	(1,705)	—	(5,694,916)	—	—	(5,696,621)

Total	$(1,705)	$(285,638)	$(5,673,252)	$1,565	$(2,105,991)	$(8,065,021)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)
$97,930	$325,457,056	$22,176,323	$66,153,345	$66,167,251	$69,017,346

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date Payable.

(4)	Value at Settlement Date Receivable.

(5)	Notional Amount.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Offsetting of financial instrument derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$186,920,450	$—	$—	$186,920,450
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	4,838,060	(8,153)	—	4,829,907

				191,750,357

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(1,392,114)	—	—	(1,392,114)
Over-the-counter derivatives	(6,934,333)	—	—	(6,934,333)

				(8,326,447)

Collateral Amount Pledged/(Received):
Securities on loan				(186,920,450)
Exchange-traded and cleared derivatives				1,392,114
Over-the-counter derivatives				2,104,426

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $186,920,450:
Unaffiliated investments (cost $4,927,009,700)	$4,869,717,351
Affiliated investments (cost $837,567,405)	837,567,405
Cash	289,234
Foreign currency, at value (cost $2,079,288)	2,071,594
Receivable for investments sold	161,330,107
Dividends and interest receivable	16,475,621
Receivable for fund share sold	4,038,812
Unrealized appreciation on foreign currency forward contracts	3,650,979
Tax reclaim receivable	1,532,963
Unrealized appreciation on swap agreements	1,178,928
Prepaid expenses	3,743

Total Assets	5,897,856,737

LIABILITIES:
Payable for investments purchased	384,103,107
Payable to broker for collateral for securities on loan	192,370,163
Unrealized depreciation on foreign currency forward contracts	5,756,970
Due to broker-variation margin	1,392,114
Advisory fees payable	1,222,033
Unrealized depreciation on swap agreements	1,177,363
Due to broker	694,088
Accrued expenses and other liabilities	276,354
Distribution fee payable	56,960
Foreign withheld taxes payable	9,582
Affiliated transfer agent fee payable	417
Payable for fund share repurchased	1

Total Liabilities	587,059,152

NET ASSETS	$5,310,797,585

Net assets were comprised of:
Paid-in capital	$5,062,844,099
Retained earnings	247,953,486

Net assets, June 30, 2013	$5,310,797,585

Net asset value and redemption price per share, $5,310,797,585 / 501,262,280 outstanding shares of beneficial interest.	$10.59

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $1,423,580 foreign withholding tax)	$50,493,403
Interest income	14,690,586
Affiliated income from securities lending, net	737,385
Affiliated dividend income	339,826

66,261,200

EXPENSES
Advisory fees	22,902,827
Distribution fee	1,979,286
Shareholder servicing fees and expenses	812,099
Custodian and accounting fees	285,000
Trustees’ fees	28,000
Insurance expenses	22,000
Audit fee	18,000
Commitment fee on syndicated credit agreement	13,000
Legal fees and expenses	11,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	3,000
Loan interest expense (Note 7)	592
Miscellaneous	16,379
Total expenses	26,095,183
Less: advisory fee waivers and/or expense reimbursement	(248,127)
Less: shareholder servicing fee waiver	(296,963)

Net expenses	25,550,093

NET INVESTMENT INCOME	40,711,107

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	343,347,470
Futures transactions	26,444,488
Short sales transactions.	686,758
Swap agreements transactions	4,875
Foreign currency transactions	2,610,756
373,094,347
Net change in unrealized appreciation (depreciation) on:
Investments	(224,068,689)
Futures	(5,673,252)
Swap agreements	1,565
Foreign currencies	(2,183,248)

(231,923,624)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	141,170,723

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$181,881,830

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$40,711,107	$81,835,017
Net realized gain on investment and foreign currency transactions	373,094,347	46,269,320
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(231,923,624)	315,550,025

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	181,881,830	443,654,362

DISTRIBUTIONS	—	(58,440,401)

FUND SHARE TRANSACTIONS:
Fund share sold [66,589,910 and 283,269,392 shares, respectively]	705,883,657	2,791,335,580
Fund share issued in reinvestment of distributions [0 and 6,230,320 shares, respectively]	—	58,440,401
Fund share repurchased [59,389,404 and 149,058,663 shares, respectively]	(625,893,496)	(1,439,635,098)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	79,990,161	1,410,140,883

TOTAL INCREASE IN NET ASSETS	261,871,991	1,795,354,844
NET ASSETS:
Beginning of period	5,048,925,594	3,253,570,750

End of period	$5,310,797,585	$5,048,925,594

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 87.4% COMMON STOCKS — 58.7%	Shares	Value (Note 2)
Argentina
Banco Macro SA, ADR*(a)	34,875	$500,456
Australia — 0.4%
Australia & New Zealand Banking Group Ltd.	258,506	6,710,675
Bendigo and Adelaide Bank Ltd.	195,446	1,792,207
Downer EDI Ltd.	395,655	1,290,034
Emeco Holdings Ltd.	119,143	29,982
Primary Health Care Ltd.	454,527	1,990,649
Westpac Banking Corp.	134,196	3,523,314

		15,336,861

Austria — 0.1%
ams AG	23,963	1,770,809
Andritz AG	11,900	610,556
Schoeller-Bleckmann Oilfield Equipment AG	12,100	1,230,946
Vienna Insurance Group AG Wiener Versicherung Gruppe	28,868	1,339,162

		4,951,473

Belgium — 0.2%
Anheuser-Busch InBev NV.	44,991	4,050,662
Barco NV	2,116	170,953
Delhaize Group SA	31,249	1,931,878
EVS Broadcast Equipment SA	9,000	623,979

		6,777,472

Bermuda — 0.4%
AXIS Capital Holdings Ltd.	104,002	4,761,212
Everest Re Group Ltd.	34,799	4,463,320
PartnerRe Ltd.	32,222	2,918,024
Validus Holdings Ltd.	113,175	4,087,881

		16,230,437

Brazil — 0.2%
AES Tiete SA	45,600	403,203
BM&FBovespa SA	133,100	731,309
CCR SA	42,800	340,658
Cia de Saneamento Basico do Estado de Sao Paulo	33,200	342,809
Cia Energetica de Minas Gerais, ADR(a)	49,048	439,966
Cosan Ltd.*	53,472	864,108
Cosan SA Industria e Comercio	23,700	456,931
Duratex SA	12,200	69,711
JBS SA	146,400	420,563
M Dias Branco SA	24,600	930,486
Petroleo Brasileiro SA, ADR	3,556	47,722
Telefonica Brasil SA, ADR(a)	29,362	670,041
Tractebel Energia SA	64,800	1,007,422
Vale SA, ADR(a)	41,865	550,525

		7,275,454

Canada — 1.3%
Agrium, Inc.	75,253	6,524,264
Alimentation Couche Tard, Inc. (Class B Stock)	80,685	4,787,243
Bank of Montreal	131,669	7,636,977
BCE, Inc	69,923	2,866,863
Brookfield Residential Properties, Inc.*	36,575	806,845
Canadian Imperial Bank of Commerce	41,359	2,935,282

COMMON STOCKS (continued)	Shares	Value (Note 2)
Canada (continued)
Canadian Tire Corp. Ltd. (Class A Stock)	38,478	$2,896,917
CGI Group, Inc. (Class A Stock)*	26,491	775,813
Intact Financial Corp.	26,824	1,511,193
Metro, Inc.	70,157	4,701,593
National Bank of Canada	65,572	4,678,637
Norbord, Inc.	62,858	1,818,740
Parkland Fuel Corp.	65,122	1,061,321
Royal Bank of Canada	138,705	8,082,003
Stantec, Inc.	15,708	663,150

		51,746,841

Cayman Islands — 0.1%
Home Loan Servicing Solutions Ltd.	95,445	2,287,817

China — 0.3%
Agricultural Bank of China Ltd. (Class H Stock)	2,072,000	847,010
Bank of Communications Co. Ltd. (Class H Stock)	713,000	456,893
Beijing Capital International Airport Co. Ltd. (Class H Stock)	476,000	308,706
Biostime International Holdings Ltd.	76,500	427,794
Bolina Holding Co. Ltd.	404,000	158,323
Changyou.com Ltd., ADR(a)	10,171	309,605
China Communications Construction Co. Ltd. (Class H Stock)*	375,000	291,500
China Construction Bank Corp. (Class H Stock)	2,627,000	1,846,042
China Minsheng Banking Corp Ltd. (Class H Stock)	354,500	345,208
China National Building Material Co. Ltd. (Class H Stock)	554,000	492,833
China Petroleum & Chemical Corp. (Class H Stock)	876,200	613,134
China Railway Construction Corp. Ltd. (Class H Stock)	53,500	46,265
China Shanshui Cement Group Ltd.	496,000	221,475
China Southern Airlines Co. Ltd. (Class H Stock)	388,000	155,523
Chongqing Rural Commercial Bank (Class H Stock)	452,000	189,994
CNOOC Ltd.	866,000	1,450,479
Dongyue Group	298,000	118,218
Giant Interactive Group, Inc., ADR(a)	85,799	687,250
Great Wall Motor Co. Ltd. (Class H Stock)	113,000	483,605
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	279,600	400,727
Huaneng Power International, Inc. (Class H Stock)	78,000	77,098
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,396,000	1,501,650
Lenovo Group Ltd.	368,000	331,236
PICC Property & Casualty Co. Ltd. (Class H Stock)	472,860	530,197
Sino-Ocean Land Holdings Ltd	298,000	160,641
Zijin Mining Group Co. Ltd. (Class H Stock)	600,000	107,314

		12,558,720

Colombia
Corporacion Financiera Colombiana SA.	29,135	545,802

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013, (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Colombia (continued)
Pacific Rubiales Energy Corp.	44,601	$783,285

		1,329,087

Cyprus
Prosafe SE	100,700	885,505

Czech Republic
Komercni Banka A/S	1,030	191,204

Denmark — 0.6%
Carlsberg A/S (Class B Stock)	74,547	6,665,704
Chr Hansen Holding A/S	19,100	653,447
DSV A/S	184,288	4,489,276
Jyske Bank A/S*	26,300	989,248
Matas A/S*	13,098	272,013
Novo Nordisk A/S (Class B Stock)	33,840	5,260,849
Pandora A/S(a)	45,600	1,541,390
SimCorp A/S	115,800	3,441,841
Topdanmark A/S*	70,000	1,781,609

		25,095,377

Finland — 0.2%
Huhtamaki OYJ	42,481	787,849
Kone OYJ (Class B Stock)	12,488	990,536
Outotec OYJ(a)	152,106	1,817,431
Sampo OYJ (Class A Stock)	33,922	1,320,911
Sanoma Oyj(a)	75,000	579,120
UPM-Kymmene OYJ	62,251	610,115
Vacon PLC	15,800	1,047,835

		7,153,797

France — 2.8%
Assystem	22,100	446,741
AXA SA	70,725	1,394,174
BNP Paribas SA	82,486	4,515,676
Bureau Veritas SA	124,589	3,226,260
Christian Dior SA	16,308	2,634,598
Cie Generale des Etablissements Michelin (Class B Stock)	58,278	5,210,955
Credit Agricole SA*	99,980	860,506
Danone SA	79,178	5,959,568
Dassault Systemes SA	31,484	3,848,178
Edenred	61,215	1,874,376
Essilor International SA	26,649	2,839,113
GameLoft SE*	92,100	644,961
Ingenico	53,303	3,546,989
Interparfums SA	17,710	522,581
Legrand SA	125,388	5,813,612
L’Oreal SA	25,271	4,154,137
LVMH Moet Hennessy Louis Vuitton SA	19,446	3,157,127
Naturex	9,800	718,806
Orange SA	257,224	2,435,745
Renault SA	51,763	3,486,609
Sanofi	124,760	12,897,691
Sartorius Stedim Biotech	13,100	1,713,678
Schneider Electric SA	143,265	10,404,811
SCOR SE	105,375	3,234,197
Sodexo	41,550	3,461,328
Technip SA	14,680	1,491,954
Teleperformance	24,867	1,197,560
Total SA	193,038	9,428,541
Valeo SA	30,861	1,936,489

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Virbac SA	5,900	$1,221,071
Vivendi SA	141,529	2,682,189
Zodiac Aerospace	21,138	2,798,909

		109,759,130

Germany — 2.2%
Aareal Bank AG*	61,000	1,420,362
Aixtron SE*	46,100	773,437
Aurubis AG	41,067	2,201,533
BASF SE	86,664	7,729,829
Bayerische Motoren Werke AG	24,602	2,147,159
Bechtle AG	20,800	953,409
Bertrandt AG	4,600	494,391
Bilfinger SE	7,900	728,148
Brenntag AG	564	85,723
Continental AG	32,701	4,359,317
Deutsche Bank AG	71,683	3,005,856
Deutsche Lufthansa AG*	230,825	4,675,892
Deutsche Post AG	400,732	9,945,329
Duerr AG	29,926	1,802,779
Fresenius Medical Care AG & Co. KGaA	35,812	2,538,385
Fresenius SE & Co. KGaA	25,351	3,120,203
Gerry Weber International AG	18,600	786,335
Gildemeister AG	37,248	828,098
Hannover Rueckversicherung SE	36,860	2,650,485
Lanxess AG	20,774	1,251,049
Linde AG	22,522	4,196,894
MTU Aero Engines AG	12,700	1,223,191
Muenchener Rueckversicherungs AG	39,324	7,224,280
Pfeiffer Vacuum Technology AG	9,500	983,746
Rational AG	5,670	1,898,207
RWE AG	120,871	3,853,109
SAP AG	141,140	10,306,416
Software AG	11,217	335,192
Suedzucker AG	55,360	1,713,900
United Internet AG	49,500	1,395,401
Volkswagen AG	9,700	1,885,914
Wirecard AG	52,300	1,423,073

		87,937,042

Greece
Hellenic Telecommunications Organization SA*	68,000	531,852
OPAP SA	66,000	552,319

		1,084,171

Hong Kong — 0.5%
Cheung Kong Holdings Ltd.	34,000	458,471
Cheung Kong Infrastructure Holdings Ltd.	27,000	179,911
China Mobile Ltd.	167,000	1,729,595
China Power International Development Ltd.	1,838,000	687,412
China Travel International Investment Hong Kong Ltd.	2,210,000	411,293
Guangdong Investment Ltd.	570,000	493,901
Hua Han Bio-Pharmaceutical Holdings Ltd.	1,116,000	294,525
Hutchison Whampoa Ltd.	59,000	617,273
Jardine Matheson Holdings Ltd.	27,200	1,645,600
Ju Teng International Holdings Ltd.	730,000	340,169
K Wah International Holdings Ltd.	578,000	264,312
KWG Property Holding Ltd.	833,500	433,199

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
New World Development Ltd.	1,576,000	$2,164,762
Poly Property Group Co. Ltd.	949,000	509,088
Shimao Property Holdings Ltd.	1,503,500	2,957,573
SJM Holdings Ltd.	643,000	1,560,441
TPV Technology Ltd.	1,396,000	315,276
VST Holdings Ltd.	655,200	124,032
Wharf Holdings Ltd. (The)	187,000	1,560,780
Yue Yuen Industrial Holdings Ltd.	332,500	859,271
Yuexiu Property Co. Ltd.	1,912,000	482,434

		18,089,318

India
ICICI Bank Ltd., ADR	11,149	426,449
Tata Motors Ltd., ADR	10,913	255,801

		682,250

Indonesia — 0.1%
Astra International Tbk PT	714,500	502,283
Bank Mandiri Persero Tbk PT	756,000	681,864
Bank Rakyat Indonesia Persero Tbk PT	762,000	591,616
Telekomunikasi Indonesia Persero Tbk PT	1,301,000	1,448,869

		3,224,632

Ireland — 0.4%
Bank of Ireland*	5,119,000	1,038,645
Glanbia PLC	122,400	1,634,001
Kerry Group PLC (Class A Stock)	22,358	1,233,930
Kingspan Group PLC*	73,800	982,144
Paddy Power PLC	21,900	1,879,114
Shire PLC	140,297	4,446,067
Smurfit Kappa Group PLC	213,055	3,482,245

		14,696,146

Israel
Mizrahi Tefahot Bank Ltd.*	102,218	1,023,392

Italy — 0.5%
Autogrill SpA*	69,600	966,027
De’longhi SpA	103,279	1,613,777
Enel SpA	910,176	2,856,089
Eni SpA	183,137	3,758,679
Fiat Industrial SpA	89,505	996,353
Gtech SpA	36,700	918,325
MARR SpA	46,521	558,476
Mediolanum SpA	210,000	1,301,792
Prysmian SpA	32,900	613,743
Recordati SpA	32,549	362,144
Salvatore Ferragamo Italia SpA	31,000	964,033
Tod’s SpA	7,300	1,029,945
Unione di Banche Italiane ScpA	192,600	696,504
Yoox SpA*	54,700	1,174,154

		17,810,041

Japan — 3.0%
Bridgestone Corp.	143,600	4,896,792
COMSYS Holdings Corp.	143,700	1,834,644
Daicel Corp.	93,000	812,817
Daihatsu Motor Co. Ltd.	226,000	4,280,609
Denki Kagaku Kogyo KK	173,000	626,240
ITOCHU Corp.	569,500	6,585,639
JFE Holdings, Inc.	140,100	3,069,305
JX Holdings, Inc.	1,024,300	4,945,741

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Kamigumi Co. Ltd.	157,000	$1,263,554
KDDI Corp.	205,000	10,675,058
Matsumotokiyoshi Holdings Co. Ltd.	45,300	1,307,806
Mitsui & Co. Ltd.	525,800	6,593,642
Namco Bandai Holdings, Inc.	185,200	3,001,620
NEC Corp.	503,000	1,101,497
Nippon Electric Glass Co. Ltd.	316,000	1,538,250
Nippon Telegraph & Telephone Corp.	188,100	9,803,939
Sekisui House Ltd.	314,000	4,536,825
Seven & I Holdings Co. Ltd.	98,100	3,592,751
Sumitomo Corp.	416,000	5,184,855
Sumitomo Metal Mining Co. Ltd.	476,000	5,302,008
Sumitomo Mitsui Financial Group, Inc.	238,300	10,907,718
Sumitomo Osaka Cement Co. Ltd.	745,000	2,370,019
Suzuki Motor Corp.	155,400	3,582,020
Toyo Suisan Kaisha Ltd.	90,000	2,994,546
Toyota Motor Corp.	152,700	9,210,535
TV Asahi Corp.	31,500	681,017
West Japan Railway Co.	99,700	4,228,306
Yokohama Rubber Co. Ltd. (The)	337,000	3,383,899

		118,311,652

Malaysia
Hong Leong Financial Group Bhd	99,900	455,685
Tenaga Nasional Bhd	187,000	490,675
UMW Holdings Bhd	133,800	616,606

		1,562,966

Mexico — 0.1%
Alfa SAB de CV (Class A Stock)	526,600	1,266,365
America Movil SAB de CV (Class L Stock)	98,600	107,294
Banregio Grupo Financiero SAB de CV(a)	70,400	371,900
Coca-Cola Femsa SAB de CV, ADR	3,351	470,112
Grupo Aeroportuario del Pacifico SAB de CV
(Class B Stock)	39,900	203,050
Grupo Aeroportuario del Sureste SAB de CV, ADR	3,359	373,655
Grupo Mexico SAB de CV (Class B Stock)	241,000	697,475

		3,489,851

Netherlands — 1.3%
Aegon NV	735,298	4,933,131
Akzo Nobel NV	36,013	2,032,060
ASML Holding NV	83,001	6,552,128
Brunel International NV	18,700	788,042
Heineken Holding NV	29,769	1,668,445
Heineken NV	72,848	4,636,866
ING Groep NV, CVA*	170,917	1,562,017
Koninklijke Boskalis Westminster NV	95,277	3,470,810
Koninklijke DSM NV	74,188	4,836,543
LyondellBasell Industries NV (Class A Stock)	101,312	6,712,933
Nutreco NV	69,124	2,927,128
Royal Dutch Shell PLC (Class B Stock)	238,909	7,912,462
Royal Dutch Shell PLC (Class A Stock)	68,298	2,181,725
Unit4 NV	46,900	1,520,019

		51,734,309

Norway — 0.3%
DNB ASA	222,639	3,229,748
Marine Harvest ASA	796,699	809,850

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Norway (continued)
Schibsted ASA	26,300	$1,139,137
Statoil ASA	79,260	1,637,359
Storebrand ASA*	256,000	1,235,904
TGS Nopec Geophysical Co. ASA	27,700	804,952
Tomra Systems ASA	50,200	425,609
Yara International ASA	36,691	1,463,202

		10,745,761

Panama
Copa Holdings SA (Class A Stock)	9,959	1,305,824

Peru
Credicorp Ltd.	2,516	321,947

Philippines
Alliance Global Group, Inc.*	731,300	393,160

Poland
Cyfrowy Polsat SA*	29,286	163,498
KGHM Polska Miedz SA	22,238	808,793
Polski Koncern Naftowy Orlen SA*	19,298	270,379

		1,242,670

Portugal — 0.1%
Jeronimo Martins SGPS SA	89,311	1,882,357

Puerto Rico
Popular, Inc.*	5,533	167,816

Russia — 0.2%
Gazprom Neft OAO, ADR*	24,694	442,516
Gazprom OAO, ADR	136,793	898,730
Lukoil OAO, ADR	18,223	1,050,556
Mobile Telesystems OJSC, ADR	18,186	344,443
NovaTek OAO, GDR	4,417	474,961
Rosneft OAO, GDR	46,076	319,731
Sberbank of Russia, ADR	129,789	1,489,978
Sistema JSFC, GDR	6,706	115,045
Surgutneftegas OAO, ADR	111,155	871,455
Tatneft OAO, ADR	25,068	910,971

		6,918,386

Singapore — 0.1%
ComfortDelGro Corp. Ltd.	255,000	366,463
StarHub Ltd.	86,000	282,767
UOL Group Ltd.	266,000	1,406,182
Wing Tai Holdings Ltd.	303,000	488,458

		2,543,870

South Africa — 0.2%
African Bank Investments Ltd.	97,413	160,827
AVI Ltd.	56,472	339,630
Fountainhead Property Trust, UTS	486,246	395,371
Imperial Holdings Ltd.	26,333	559,001
Liberty Holdings Ltd.	70,110	849,260
Mondi Ltd.	53,810	684,594
MTN Group Ltd.	73,943	1,375,296
Netcare Ltd.	94,759	220,754
Sanlam Ltd.	161,775	751,817
Sappi Ltd.*	90,013	221,882
Steinhoff International Holdings Ltd.*	83,283	206,554
Tongaat Hulett Ltd.	18,626	236,475
Vodacom Group Ltd.	12,681	134,571

		6,136,032

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Korea — 0.2%
AMOREPACIFIC Group	1,043	$317,503
CJ Corp.	3,886	385,318
Daeduck Electronics Co.	30,010	248,479
Dongbu Insurance Co. Ltd.	11,400	480,758
Hana Financial Group, Inc.	8,400	243,025
Hankook Tire Worldwide Co. Ltd.	21,330	396,018
Hyundai Marine & Fire Insurance Co. Ltd.	15,230	403,252
Hyundai Motor Co.	4,680	917,891
Korea Electric Power Corp.*	25,070	576,636
KT Corp.	22,390	700,040
Samsung Electronics Co. Ltd., GDR	3,265	1,918,318
Samsung Electronics Co. Ltd., GDR	2,657	1,028,321
SK Telecom Co. Ltd., ADR	45,653	928,125
Woori Finance Holdings Co. Ltd.	19,530	179,336
Youngone Corp.	5,180	177,380

		8,900,400

Spain — 0.5%
Amadeus IT Holding SA (Class A Stock)	13,031	417,057
Bankinter SA	180,000	642,004
Bolsas y Mercados Espanoles SA	23,000	563,500
Distribuidora Internacional de Alimentacion
SA	308,717	2,332,120
Gamesa Corp. Tecnologica SA	140,000	759,525
Gas Natural SDG SA	90,758	1,828,542
Inditex SA	48,130	5,936,577
Mapfre SA	434,899	1,414,981
Mediaset Espana Comunicacion SA*	75,500	657,656
Melia Hotels International SA	98,614	747,668
Repsol SA	182,918	3,860,460
Tecnicas Reunidas SA	21,800	1,001,343

		20,161,433

Sweden — 1.0%
Atlas Copco AB (Class A Stock)	179,750	4,332,304
Axis Communications AB(a)	45,600	1,127,403
Betsson AB*	43,600	1,106,153
BioGaia AB (Class B Stock)	23,400	794,616
Boliden AB	53,908	668,206
Elekta AB (Class B Stock)	335,997	5,106,669
Hennes & Mauritz AB (Class B Stock)	79,570	2,617,963
Hexagon AB (Class B Stock)	169,511	4,531,263
Hexpol AB	24,896	1,616,007
Net Entertainment NE AB (Class B Stock)	76,100	1,069,833
Nibe Industrier AB (Class B Stock)	55,400	869,898
Nordea Bank AB	298,471	3,333,106
Svenska Cellulosa AB (Class B Stock)	217,631	5,457,910
Swedbank AB (Class A Stock)	291,339	6,672,990
Wallenstam AB (Class B Stock)	90,300	1,183,228

		40,487,549

Switzerland — 1.3%
ACE Ltd.	16,820	1,505,054
Allied World Assurance Co. Holdings AG	29,865	2,732,946
Barry Callebaut AG*	550	503,382
Burckhardt Compression Holding AG	2,570	1,023,048
Compagnie Financiere Richemont SA
(Class A Stock)	84,267	7,431,363
DKSH Holding AG	541	44,503
GAM Holding AG*	67,100	1,027,456

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Switzerland (continued)
Interroll Holding AG	1,800	$739,400
Lindt & Spruengli AG	511	1,918,174
Nestle SA	24,190	1,587,357
Roche Holding AG	54,104	13,428,469
SGS SA	807	1,732,566
Sika AG	610	1,577,301
Straumann Holding AG	6,700	1,001,789
Sulzer AG	7,200	1,149,718
Swiss Re AG*	124,906	9,293,119
Swissquote Group Holding SA	23,200	691,923
Vetropack Holding AG	300	581,229
Vontobel Holding AG	19,700	606,465
Zurich Insurance Group AG*	9,217	2,389,131

		50,964,393

Taiwan — 0.2%
Asia Pacific Telecom Co. Ltd.*	663,923	304,592
Asustek Computer, Inc.	100,000	855,479
Chailease Holding Co. Ltd.	177,000	414,274
Chicony Electronics Co. Ltd.	116,000	301,463
China Bills Finance Corp.	374,000	137,355
Compeq Manufacturing Co.	2,675,000	1,169,847
CTCI Corp.	280,000	507,827
Lite-On Technology Corp.	355,000	620,526
Mega Financial Holding Co. Ltd.	791,000	597,546
Radiant Opto-Electronics Corp.	117,000	381,620
Silicon Motion Technology Corp., ADR(a)	17,163	181,756
Taiwan Semiconductor Manufacturing Co. Ltd.	769,000	2,783,854
Teco Electric and Machinery Co. Ltd.	379,000	377,265
Transcend Information, Inc.	134,000	413,244
Vanguard International Semiconductor Corp.	281,000	315,760
YFY, Inc.	89,000	40,536

		9,402,944

Thailand — 0.1%
Bank of Ayudhya PCL, NVDR	267,200	303,883
Kasikornbank PCL	141,200	885,177
Krung Thai Bank PCL	1,152,500	754,337
PTT PCL	98,900	1,068,241
Siam Commercial Bank PCL	45,700	253,439

		3,265,077

Turkey
Albaraka Turk Katilim Bankasi A/S*	139,552	133,083
Koza Anadolu Metal Madencilik Isletmeleri A/S*	70,282	103,714
TAV Havalimanlari Holding A/S	24,809	145,105
Turkiye Halk Bankasi A/S	9,628	81,578
Turkiye Vakiflar Bankasi Tao (Class D Stock)	62,828	156,446

		619,926

United Kingdom — 4.2%
Abcam PLC	106,400	733,899
Aberdeen Asset Management PLC	263,604	1,534,091
Associated British Foods PLC	149,392	3,940,995
AstraZeneca PLC	139,070	6,575,108
Aveva Group PLC	89,456	3,066,728
Babcock International Group PLC	54,100	908,394
Barclays PLC	1,903,701	8,107,424

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Barratt Developments PLC*	261,300	$1,229,265
BP PLC	651,490	4,521,332
British American Tobacco PLC	108,191	5,549,104
BT Group PLC	2,298,311	10,790,065
Bunzl PLC	123,210	2,403,116
Close Brothers Group PLC	53,288	797,113
Compass Group PLC	273,041	3,488,824
Croda International PLC	35,467	1,337,472
Dialight PLC	46,100	787,053
Domino’s Pizza Group PLC	122,900	1,252,891
easyJet PLC	248,315	4,894,546
Elementis PLC	358,300	1,195,586
G4S PLC	218,087	768,978
Genus PLC	56,800	1,180,594
Greene King PLC	71,424	841,200
Halma PLC	166,500	1,274,834
Hikma Pharmaceuticals PLC	99,100	1,434,133
Homeserve PLC	181,201	770,012
HSBC Holdings PLC	405,456	4,197,366
IG Group Holdings PLC	100,500	887,503
Imperial Tobacco Group PLC	67,607	2,344,261
Inmarsat PLC	100,900	1,033,327
John Wood Group PLC	78,200	964,460
Ladbrokes PLC	1,081,146	3,284,403
Legal & General Group PLC	1,893,388	4,934,866
Michael Page International PLC	164,900	932,748
Mondi PLC	205,866	2,563,168
Mothercare PLC*	134,425	881,201
Paragon Group of Cos. PLC	132,427	615,979
Persimmon PLC*	106,400	1,909,986
Prudential PLC	401,718	6,557,192
Reckitt Benckiser Group PLC	110,628	7,825,486
Restaurant Group PLC (The)	239,000	1,813,613
Rightmove PLC	36,900	1,169,850
Rotork PLC	76,056	3,087,398
SABMiller PLC	106,711	5,116,116
Sage Group PLC (The)	498,348	2,575,587
Serco Group PLC	229,089	2,154,383
Spectris PLC	80,300	2,329,030
Spirax-Sarco Engineering PLC	79,394	3,253,883
Sports Direct International PLC*	125,000	1,051,924
St James’s Place PLC	237,718	1,949,976
Taylor Wimpey PLC	575,000	837,783
TUI Travel PLC	538,971	2,922,198
Victrex PLC	93,847	2,197,502
Vodafone Group PLC	4,707,817	13,491,167
WH Smith PLC	63,846	697,252
William Hill PLC	651,611	4,369,645
WM Morrison Supermarkets PLC	659,786	2,626,261
WPP PLC	205,766	3,517,143

		163,475,414

United States — 35.6%
AbbVie, Inc.	267,900	11,074,986
Adobe Systems, Inc.*	337,380	15,371,033
AG Mortgage Investment Trust, Inc.	60,356	1,135,296
Air Methods Corp.(a)	79,082	2,679,298
Air Products & Chemicals, Inc.	103,900	9,514,123
Akamai Technologies, Inc.*(a)	236,330	10,055,841
Alaska Air Group, Inc.*	71,541	3,720,132

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Allstate Corp. (The)	110,525	$5,318,463
Altisource Portfolio Solutions, SA*	26,643	2,506,573
American Capital Ltd.*	128,459	1,627,576
American Electric Power Co., Inc.	187,047	8,375,965
American Express Co.	44,253	3,308,354
American Railcar Industries, Inc.(a)	28,878	967,702
Ameriprise Financial, Inc.	68,608	5,549,015
AmerisourceBergen Corp.	159,261	8,891,542
Amgen, Inc.	243,373	24,011,180
Apache Corp.	91,700	7,687,211
Apple, Inc.	105,415	41,752,773
Archer-Daniels-Midland Co.	148,800	5,045,808
Arrow Electronics, Inc.*	82,908	3,303,884
AT&T, Inc.	1,058,202	37,460,351
Autodesk, Inc.*	265,850	9,022,949
AutoZone, Inc.*(a)	12,311	5,216,048
B/E Aerospace, Inc.*	167,380	10,558,330
BlackRock, Inc.	51,600	13,253,460
Boeing Co. (The)	295,000	30,219,800
Booz Allen Hamilton Holding Corp.(a)	51,008	886,519
CA, Inc.	86,955	2,489,522
Cameron International Corp.*	190,400	11,644,864
Capital One Financial Corp.	33,262	2,089,186
Caterpillar, Inc.(a)	205,500	16,951,695
Celgene Corp.*	152,300	17,805,393
CF Industries Holdings, Inc.	31,032	5,321,988
Chevron Corp.	133,026	15,742,297
Cisco Systems, Inc.	242,614	5,897,946
Citigroup, Inc.	118,950	5,706,031
CMS Energy Corp.	222,191	6,036,929
Comcast Corp. (Class A Stock)	245,919	10,299,088
Comcast Corp. (Special Class A Stock)	87,113	3,455,773
Computer Sciences Corp.	44,672	1,955,293
ConAgra Foods, Inc.	193,942	6,774,394
ConocoPhillips	190,315	11,514,057
CoreLogic, Inc.*	106,498	2,467,559
CST Brands, Inc.*(a)	14,613	450,227
CVR Energy, Inc.(a)	70,977	3,364,310
CVS Caremark Corp.	86,557	4,949,329
Cyberonics, Inc.*(a)	50,652	2,631,878
DaVita HealthCare Partners, Inc.*	56,422	6,815,778
Deere & Co.	100,300	8,149,375
Delek US Holdings, Inc.	53,542	1,540,939
Deluxe Corp.	62,849	2,177,718
Dillard’s, Inc. (Class A Stock)	52,376	4,293,261
DIRECTV*	88,395	5,446,900
DTE Energy Co.	92,909	6,225,832
eBay, Inc.*	163,500	8,456,220
Edison International	86,124	4,147,732
Eli Lilly & Co.	197,462	9,699,333
EMC Corp.	586,574	13,854,878
EnerSys, Inc.	64,514	3,163,767
EPL Oil & Gas, Inc.*	57,641	1,692,340
Exxon Mobil Corp.	583,388	52,709,106
F5 Networks, Inc.*	68,600	4,719,680
Fifth Third Bancorp.	237,068	4,279,077
Fiserv, Inc.*	54,077	4,726,871
Freeport-McMoRan Copper & Gold, Inc.	588,125	16,238,131
Gap, Inc. (The)	129,619	5,409,001
General Electric Co.	1,965,743	45,585,580

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
General Mills, Inc.	126,440	$6,136,133
Goldman Sachs Group, Inc. (The)	29,247	4,423,609
Google, Inc. (Class A Stock)*	6,212	5,468,858
Grand Canyon Education, Inc.*	55,721	1,795,888
Group 1 Automotive, Inc.	36,434	2,343,799
Harris Corp.	22,588	1,112,459
Hasbro, Inc.(a)	133,900	6,002,737
Hershey Co. (The)	24,454	2,183,253
Hess Corp.	45,807	3,045,707
HollyFrontier Corp.	118,255	5,058,949
Hologic, Inc.*	437,700	8,447,610
Huntington Ingalls Industries, Inc.	15,044	849,685
Ingredion, Inc.	60,984	4,001,770
Intel Corp.(a)	1,260,052	30,518,459
International Business Machines Corp.	74,338	14,206,735
Intuit, Inc.	192,400	11,742,172
Intuitive Surgical, Inc.*	12,460	6,311,987
j2 Global, Inc.(a)	52,362	2,225,909
Johnson & Johnson	363,522	31,211,999
JPMorgan Chase & Co.	504,935	26,655,519
KapStone Paper and Packaging Corp.	35,163	1,412,849
Kimberly-Clark Corp.	59,341	5,764,385
L Brands, Inc.	98,602	4,856,149
Lear Corp.	16,600	1,003,636
Lincoln National Corp.	143,291	5,225,823
Macy’s, Inc.	110,313	5,295,024
Marathon Petroleum Corp.	76,463	5,433,461
Marriott Vacations Worldwide Corp.*	36,758	1,589,416
MB Financial, Inc.	31,729	850,337
McDonald’s Corp.	120,900	11,969,100
McKesson Corp.	29,122	3,334,469
Mead Johnson Nutrition Co.	148,600	11,773,578
Merck & Co., Inc.	222,577	10,338,702
MetLife, Inc.	233,700	10,694,112
MFA Financial, Inc.	475,042	4,014,105
Microsoft Corp.	355,271	12,267,508
Molson Coors Brewing Co. (Class B Stock)	18,949	906,899
Mosaic Co. (The)	262,600	14,130,506
Motorola Solutions, Inc.	41,241	2,380,843
Murphy Oil Corp.	44,920	2,735,179
Mylan, Inc.*	229,872	7,132,928
National Oilwell Varco, Inc.	156,800	10,803,520
NeuStar, Inc. (Class A Stock)*(a)	78,058	3,799,863
NextEra Energy, Inc.	64,020	5,216,350
NiSource, Inc.	56,280	1,611,859
Northern Trust Corp.	219,910	12,732,789
Northrop Grumman Corp.	104,624	8,662,867
Nuance Communications, Inc.*	368,800	6,778,544
NV Energy, Inc.	205,381	4,818,238
Occidental Petroleum Corp.	138,200	12,331,586
Omnicare, Inc.(a)	104,963	5,007,785
Oracle Corp.	201,870	6,201,446
PDL BioPharma, Inc.(a)	279,270	2,155,964
PennyMac Mortgage Investment Trust	75,614	1,591,675
PepsiCo, Inc.	164,500	13,454,455
Pfizer, Inc.	1,307,157	36,613,468
Philip Morris International, Inc.	90,747	7,860,505
Phillips 66	128,269	7,556,327
Pinnacle West Capital Corp.	76,217	4,227,757
PNC Financial Services Group, Inc. (The)	187,478	13,670,896

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
PNM Resources, Inc.	77,062	$1,710,006
Portland General Electric Co.	91,625	2,802,809
Principal Financial Group, Inc.	48,753	1,825,800
Procter & Gamble Co. (The)	226,208	17,415,754
Protective Life Corp.	38,862	1,492,689
QUALCOMM, Inc.	457,783	27,961,386
ResMed, Inc.(a)	98,661	4,452,571
Reynolds American, Inc.	87,387	4,226,909
Rockwood Holdings, Inc.	123,990	7,939,080
Schlumberger Ltd.	298,800	21,412,008
SEI Investments Co.	318,661	9,059,532
Sensient Technologies Corp.	27,304	1,104,993
Skyworks Solutions, Inc.*	203,557	4,455,863
Snap-on, Inc.	14,630	1,307,629
Southwestern Energy Co.*(a)	139,500	5,095,935
Starwood Hotels & Resorts Worldwide, Inc.	84,300	5,326,917
SunTrust Banks, Inc.	81,530	2,573,902
TAL International Group, Inc.*	60,742	2,646,529
Target Corp.(a)	195,317	13,449,529
Terra Nitrogen Co. LP	2,907	622,069
Tesoro Corp.	45,808	2,396,675
Time Warner Cable, Inc.	79,527	8,945,197
Time Warner, Inc.	183,282	10,597,365
TJX Cos., Inc. (The)	122,030	6,108,822
Torchmark Corp.	23,586	1,536,392
Travelers Cos., Inc. (The)	68,616	5,483,791
Triumph Group, Inc.	49,162	3,891,172
Tyson Foods, Inc. (Class A Stock)	115,158	2,957,257
U.S. Bancorp.	262,600	9,492,990
Union Pacific Corp.	50,059	7,723,102
UnitedHealth Group, Inc.	120,727	7,905,204
Universal Corp.(a)	38,366	2,219,473
Unum Group	103,717	3,046,168
Valero Energy Corp.	131,519	4,572,916
Varian Medical Systems, Inc.*(a)	215,400	14,528,730
Verizon Communications, Inc.	247,118	12,439,920
Wal-Mart Stores, Inc.	175,832	13,097,726
WellPoint, Inc.	46,870	3,835,841
Wells Fargo & Co.	856,882	35,363,520
Western Refining, Inc.(a)	49,252	1,382,504
Whirlpool Corp.	29,600	3,385,056
Williams Cos., Inc. (The)	180,200	5,851,094
Williams-Sonoma, Inc.(a)	17,217	962,258
Wintrust Financial Corp.	43,866	1,679,190
Xerox Corp.	133,669	1,212,378

		1,394,838,281

TOTAL COMMON STOCKS (cost $2,365,406,557)		2,305,498,641

PREFERRED STOCKS — 0.5%
Brazil — 0.1%
AES Tiete SA (PRFC)	37,400	350,140
Banco Bradesco SA (PRFC)	49,200	635,024
Banco do Estado do Rio Grande do Sul SA (PRFC B)	28,200	188,434
Bradespar SA (PRFC)	12,800	115,073
Companhia de Bebidas das Americas (PRFC), ADR	34,439	1,286,297
Itau Unibanco Holding SA (PRFC)	21,780	281,309

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Brazil (continued)
Klabin SA (PRFC)	79,700	$391,472
Vale SA (PRFC), ADR	61,408	746,721

		3,994,470

Germany — 0.3%
Fuchs Petrolub AG (PRFC)	37,434	2,967,817
Volkswagen AG, PRFC	42,617	8,607,891

		11,575,708

South Korea — 0.1%
Hyundai Motor Co. (PRFC)	12,833	1,086,641
Samsung Electronics Co. Ltd. (PRFC)	2,860	2,205,570

		3,292,211

TOTAL PREFERRED STOCKS (cost $19,709,468)		18,862,389

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 10.2%
Australia — 0.2%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
1.625%	02/24/17	(a)	A1	1,000	995,158
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40		A3	2,000	1,952,240
Westpac Banking Corp.,
Sr. Unsec’d. Notes, MTN
0.950%	01/12/16		Aa2	4,000	3,985,664

					6,933,062

Canada — 0.4%
Barrick Gold Corp.,
Sr. Unsec’d. Notes, 144A
4.100%	05/01/23		Baa2	1,000	835,456
Royal Bank of Canada,
Sr. Unsec’d. Notes, MTN
1.500%	01/16/18		Aa3	3,000	2,931,081
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38	(a)	Baa2	2,000	2,306,464
Teck Resources Ltd.,
Gtd. Notes
2.500%	02/01/18	(a)	Baa2	3,000	2,915,856
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20		A3	2,000	2,106,318
7.625%	01/15/39		A3	1,000	1,355,191
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A
3.600%	01/15/17		Baa2	2,500	2,519,590

					14,969,956

Cayman Islands
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22		Baa2	2,000	1,899,670

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
France — 0.3%
BNP Paribas SA,
Bank Gtd. Notes
3.250%	03/11/15		Aa3	4,000	$4,129,684
France Telecom SA,
Sr. Unsec’d. Notes
2.750%	09/14/16	(a)	A3	3,000	3,074,529
Sanofi,
Sr. Unsec’d. Notes
1.250%	04/10/18		A1	2,000	1,937,174
Total Capital International SA,
Gtd. Notes
2.875%	02/17/22		Aa1	3,000	2,883,465

					12,024,852

Germany — 0.1%
Deutsche Bank AG,
Sr. Unsec’d. Notes
3.875%	08/18/14		Aa3	3,000	3,101,295

Japan — 0.1%
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
5.000%	03/04/15		Baa2	3,000	3,167,703

Luxembourg
Telecom Italia Capital SA,
Gtd. Notes
7.721%	06/04/38		Baa2	1,000	1,014,800

Mexico — 0.1%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16		A2	3,000	3,039,627

Netherlands — 0.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.950%	11/09/22		A2	3,000	2,868,816
Deutsche Telekom International Finance BV,
Gtd. Notes
5.750%	03/23/16		Baa1	950	1,056,084
Koninklijke Philips Electronics NV,
Sr. Unsec’d. Notes
5.750%	03/11/18		A3	2,000	2,316,280
Petrobras Global Finance BV,
Gtd. Notes
2.000%	05/20/16		A3	2,000	1,958,472
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38		Aa1	2,000	2,576,668

					10,776,320

Spain — 0.1%
Telefonica Emisiones SAU,
Gtd. Notes
3.992%	02/16/16		Baa1	4,000	4,125,216
7.045%	06/20/36		Baa1	1,000	1,097,893

					5,223,109

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Switzerland — 0.2%
Credit Suisse,
Sr. Unsec’d. Notes
5.300%	08/13/19	Aa1	3,000	$3,374,958
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18	Aa3	2,900	3,351,295

				6,726,253

United Kingdom — 0.5%
Anglo American Capital PLC,
Gtd. Notes, 144A
2.625%	04/03/17	Baa1	3,000	2,946,435
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	A1	1,000	1,228,481
BP Capital Markets PLC,
Gtd. Notes
3.125%	10/01/15	A2	2,000	2,090,334
3.245%	05/06/22	A2	2,000	1,940,930
Diageo Capital PLC,
Gtd. Notes
3.875%	04/29/43	A3	1,000	884,863
HSBC Holdings PLC,
Sub. Notes
6.500%	09/15/37	A1	4,000	4,446,756
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
4.375%	03/16/16	A2	3,000	3,175,551
Vodafone Group PLC,
Sr. Unsec’d. Notes
2.950%	02/19/23	A3	3,000	2,773,377

				19,486,727

United States — 7.9%
3M Co.,
Sr. Unsec’d. Notes
1.375%	09/29/16	Aa2	3,000	3,027,669
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43	Baa1	1,000	889,307
4.750%	05/05/21	Baa1	3,000	3,212,880
Amazon.com, Inc.,
Sr. Unsec’d. Notes
0.650%	11/27/15	Baa1	2,000	1,993,726
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17	A2	3,000	3,062,643
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17	Baa1	3,000	3,144,948
Amgen, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/16	Baa1	3,000	3,099,678
3.875%	11/15/21	Baa1	3,000	3,087,825
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16	Ba1	2,000	2,243,348

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	A3	2,000	$1,867,196
5.375%	01/15/20	Baa1	1,000	1,152,873
Apache Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23	A3	2,000	1,844,068
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16	A2	3,000	3,091,686
2.500%	08/15/15	A2	1,500	1,545,654
5.350%	09/01/40	A2	3,000	3,035,517
5.800%	02/15/19	A2	2,000	2,319,612
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20	Baa1	3,000	3,302,901
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	Aa2	2,000	2,038,512
Sr. Unsec’d. Notes, MTN
2.300%	07/28/16	Aa2	2,000	2,061,550
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	Baa1	2,000	1,788,126
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
5.700%	11/15/14	Aa3	3,000	3,195,879
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	Aa2	2,000	1,900,444
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	02/15/20	A2	3,000	3,424,440
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.650%	05/01/17	A3	3,000	3,403,533
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.050%	08/01/16	A2	3,000	3,069,090
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	Aa1	2,500	2,351,100
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	A1	3,000	3,320,409
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.875%	03/05/38	A3	3,000	3,637,896
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.500%	11/15/15	Aa3	3,000	3,060,345
Comcast Corp.,
Gtd. Notes
5.900%	03/15/16	Baa1	2,000	2,251,562
6.450%	03/15/37	Baa1	2,000	2,391,398
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	A1	2,000	2,516,006

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40		A3	2,000	$2,291,386
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.250%	01/11/16		A3	2,000	1,986,966
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		A2	1,000	953,082
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16		Baa2	2,000	2,101,028
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29		Baa3	3,000	3,777,969
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.100%	06/01/37		A3	1,500	1,743,173
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17		Baa2	3,000	2,944,917
3.050%	08/15/22		Baa2	1,000	951,688
EI du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
3.250%	01/15/15		A2	3,000	3,120,585
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/01/16		Baa3	2,000	2,099,434
4.450%	02/15/43		Baa2	2,000	1,775,320
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		A3	2,000	2,029,056
4.250%	06/15/22		Baa2	2,000	2,000,222
Fedex Corp.,
Gtd. Notes
4.100%	04/15/43		Baa1	1,500	1,324,242
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42		Aa3	3,000	2,687,505
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18		Baa3	2,000	1,925,694
2.750%	05/15/15		Baa3	2,000	2,027,980
3.000%	06/12/17		Baa3	4,000	4,008,432
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	07/02/15	(a)	A1	3,000	3,035,067
2.250%	11/09/15		Aa2	3,000	3,074,217
Sr. Unsec’d. Notes, MTN
5.625%	05/01/18		Aa2	3,000	3,441,012
5.875%	01/14/38		Aa2	2,000	2,201,510
Sub. Notes
5.300%	02/11/21		Aa3	3,000	3,290,913
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22		A3	3,000	2,868,261
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38		A1	2,000	2,442,016

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.250%	07/27/21		A1	3,000	$3,209,697
6.150%	04/01/18		A1	4,000	4,507,360
Sr. Unsec’d. Notes, MTN
1.600%	11/23/15	(a)	A3	2,000	2,004,564
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		A2	2,000	2,028,824
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18		Baa2	2,000	1,963,664
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17	(a)	Baa1	2,000	1,997,378
4.650%	12/09/21		A2	1,000	1,000,092
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36		A3	2,000	2,351,674
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.000%	02/15/19		A2	1,000	1,143,026
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41		A1	2,000	2,089,676
Intel Corp.,
Sr. Unsec’d. Notes
4.800%	10/01/41		A1	1,000	994,258
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17		Aa3	2,000	1,978,236
7.000%	10/30/25		Aa3	1,000	1,313,887
Johnson & Johnson,
Sr. Unsec’d. Notes
4.850%	05/15/41		Aaa	1,500	1,646,865
5.950%	08/15/37		Aaa	1,000	1,243,169
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20		Aa3	3,000	3,118,311
6.000%	01/15/18		Aa3	3,000	3,423,486
Sr. Unsec’d. Notes, MTN
1.875%	03/20/15		A2	3,000	3,035,142
Kellogg Co.,
Sr. Unsec’d. Notes
3.250%	05/21/18		A3	1,000	1,047,278
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	03/01/16		Baa2	2,000	2,107,464
5.125%	11/15/14		Baa2	1,800	1,901,725
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38		Baa2	1,000	1,182,301
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20		Baa2	2,000	2,255,950
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16		Baa1	1,000	1,020,888

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42		A3	2,000	$1,957,284
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		A2	3,000	2,885,496
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15		Baa3	2,000	2,056,418
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33		Aa3	3,000	3,901,770
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.400%	08/28/17		Baa1	3,000	3,387,492
MetLife, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/16		A3	3,000	3,433,596
Microsoft Corp.,
Sr. Unsec’d. Notes
4.500%	10/01/40		Aaa	1,000	1,006,678
Mondelez International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	(a)	Baa2	2,000	2,243,308
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21		A2	3,000	3,203,484
Sub. Notes
4.100%	05/22/23	(a)	Baa2	1,000	923,919
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20		Baa2	2,000	2,276,982
News America, Inc.,
Gtd. Notes
6.200%	12/15/34		Baa1	2,000	2,186,420
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16		Baa1	3,000	3,337,641
Oracle Corp.,
Sr. Unsec’d. Notes
5.750%	04/15/18		A1	2,000	2,327,264
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41		A3	3,000	2,889,438
PacifiCorp,
First Mortgage
2.950%	02/01/22		A2	3,000	2,948,901
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20	(a)	Aa3	2,000	2,036,326
5.500%	01/15/40		Aa3	1,000	1,114,539
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/15		A1	3,000	3,230,400
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/20/17		A2	2,000	1,988,700
2.500%	05/16/16		A2	2,200	2,285,208
3.875%	08/21/42		A2	1,000	847,720

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
PNC Bank NA,
Sub. Notes
2.700%	11/01/22		A3	2,000	$1,814,034
Praxair, Inc.,
Sr. Unsec’d. Notes
3.550%	11/07/42		A2	1,000	856,662
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20		Baa1	2,000	2,373,620
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.550%	03/05/37		Aa3	2,000	2,350,072
Raytheon Co.,
Sr. Unsec’d. Notes
2.500%	12/15/22		A3	2,000	1,838,980
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22		Baa3	2,000	1,946,472
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20		A3	3,000	3,427,620
State Street Corp.,
Sub. Notes
3.100%	05/15/23		A2	2,000	1,873,342
Target Corp.,
Sr. Unsec’d. Notes
2.900%	01/15/22		A2	2,000	1,957,214
Teva Pharmaceutical Finance IV LLC,
Gtd. Notes
2.250%	03/18/20		A3	2,000	1,913,166
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21		Baa2	3,000	2,872,953
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	(a)	Baa2	3,000	3,270,837
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17		Aa3	2,000	1,942,066
Travelers Cos. Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40		A2	2,000	2,186,662
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.750%	04/15/23		Baa1	3,000	2,834,334
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21		Aa3	3,000	3,041,658
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		A2	1,000	986,103
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.000%	02/15/18		A3	3,000	3,523,323
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21		A3	3,000	3,013,221
3.850%	11/01/42		A3	2,000	1,659,484

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37	A3	1,900	$2,286,865
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	A3	2,000	2,060,296
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	Aa2	2,000	2,527,168
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22	A2	2,000	1,847,606
WellPoint, Inc.,
Sr. Unsec’d. Notes
2.375%	02/15/17	Baa1	3,000	3,026,187
4.650%	01/15/43	Baa2	2,000	1,864,174
Wells Fargo & Co.,
Sr. Unsec’d. Notes
1.500%	07/01/15	A2	3,000	3,034,179
Sub. Notes
3.450%	02/13/23	A3	3,000	2,865,105
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	Baa1	2,000	1,988,530

				310,649,328

TOTAL CORPORATE BONDS (cost $423,850,512)				399,012,702

FOREIGN GOVERNMENT BONDS — 4.8%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	Baa2	2,300	2,455,250
5.625%	01/07/41	Baa2	1,700	1,691,500
5.875%	01/15/19	Baa2	2,100	2,391,900
6.000%	01/17/17	Baa2	1,700	1,912,500
7.125%	01/20/37	Baa2	1,900	2,261,000
7.875%	03/07/15	Baa2	600	661,800
8.250%	01/20/34	Baa2	1,800	2,385,000
8.750%	02/04/25	Baa2	1,200	1,662,000
8.875%	04/15/24	Baa2	2,000	2,760,000
11.000%	08/17/40	Baa2	900	1,068,750
Unsec’d. Notes
10.125%	05/15/27	Baa2	1,500	2,325,000
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
8.250%	01/15/15	Baa2	900	990,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	01/27/17	Baa3	1,200	1,398,000
7.375%	03/18/19	Baa3	1,800	2,188,800
7.375%	09/18/37	Baa3	1,100	1,405,250
8.125%	05/21/24	Baa3	600	795,000
8.250%	12/22/14	Baa3	600	654,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.250%	04/27/17	Ba1	900	943,569
6.375%	03/24/21	Baa3	1,500	1,569,375
6.750%	11/05/19	Baa3	1,300	1,387,646

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Ecuador Government International Bond (Ecuador),
Notes
9.375%	12/15/15	Caa2	1,500	$1,556,250
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.250%	01/29/20	Ba1	1,300	1,358,500
6.375%	03/29/21	Ba1	1,800	1,872,000
7.625%	03/29/41	Ba1	800	835,200
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
5.875%	03/13/20	Ba1	2,200	2,381,500
6.875%	03/09/17	Ba1	1,200	1,335,000
6.875%	01/17/18	Ba1	1,800	2,020,500
7.250%	04/20/15	Ba1	600	648,000
7.500%	01/15/16	Ba1	800	880,000
7.750%	01/17/38	Ba1	1,500	1,852,500
8.500%	10/12/35	Ba1	1,600	2,104,000
Unsec’d. Notes
3.750%	04/25/22	Baa3	2,600	2,444,000
5.250%	01/17/42	Baa3	1,900	1,805,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1	3,000	2,940,000
5.125%	01/15/20	Baa1	3,100	3,406,900
5.625%	01/15/17	Baa1	2,700	3,001,050
5.750%	10/21/10	Baa1	1,600	1,460,000
6.050%	01/11/40	Baa1	2,600	2,834,000
6.625%	03/03/15	Baa1	1,600	1,736,000
11.375%	09/15/16	Baa1	900	1,167,750
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1	2,900	2,581,000
6.750%	09/27/34	Baa1	2,700	3,186,000
8.300%	08/15/31	Baa1	900	1,228,500
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
5.200%	01/30/20	Baa3	1,000	1,091,000
6.700%	01/26/36	Baa3	1,400	1,627,500
7.125%	01/29/26	Baa3	1,700	2,078,250
7.250%	03/15/15	Baa3	700	764,750
9.375%	04/01/29	Baa3	600	870,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	Baa3	1,100	1,133,000
6.550%	03/14/37	Baa3	800	944,000
7.125%	03/30/19	Baa3	800	968,000
7.350%	07/21/25	Baa3	1,300	1,664,000
8.375%	05/03/16	Baa3	800	930,400
8.750%	11/21/33	Baa3	1,300	1,891,500
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.000%	01/15/21	Ba2	2,400	2,538,000
5.000%	01/13/37(a)	Ba1	1,100	1,172,875
5.500%	03/30/26	Ba2	2,000	2,280,000
6.375%	10/23/34	Ba2	2,000	2,400,000
7.750%	01/14/31	Ba2	1,800	2,376,000
8.375%	06/17/19	Ba2	1,400	1,813,000
9.375%	01/18/17	Ba2	800	1,000,000
9.500%	02/02/30	Ba2	1,400	2,100,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3	1,800	$1,874,700
6.125%	01/18/41	Baa3	1,500	1,668,750
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
6.750%	02/07/22	Baa3	1,400	1,560,790
Russian Foreign Bond — Eurobond (Russia),
Sr. Unsec’d. Notes
3.625%	04/29/15	Baa1	2,000	2,070,000
4.500%	04/04/22(a)	Baa1	2,000	2,042,740
5.000%	04/29/20	Baa1	2,000	2,140,000
5.625%	04/04/42	Baa1	2,000	2,075,000
7.500%	03/31/30	Baa1	6,929	8,115,006
11.000%	07/24/18	Baa1	2,800	3,833,200
12.750%	06/24/28	Baa1	1,500	2,595,000
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	Baa1	1,000	955,000
5.500%	03/09/20	A3	1,200	1,264,500
5.875%	05/30/22	A3	600	642,000
6.250%	03/08/41	A3	700	749,000
6.875%	05/27/19	A3	1,700	1,925,250
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21	Ba2	2,900	3,095,750
6.750%	04/03/18	Ba2	2,600	2,918,500
6.750%	05/30/40	Ba2	1,200	1,326,000
6.875%	03/17/36	Ba2	2,000	2,230,000
7.000%	06/05/20	Ba2	2,900	3,349,500
7.250%	03/15/15	Ba2	1,300	1,394,250
7.250%	03/05/38	Ba2	1,300	1,514,500
7.375%	02/05/25	Ba2	2,700	3,199,500
7.500%	07/14/17	Ba2	2,600	2,983,500
11.875%	01/15/30	Ba2	1,300	2,177,500
Unsec’d. Notes
6.000%	01/14/41	Ba2	1,800	1,795,500
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/23/20	B2	1,500	1,368,750
7.950%	02/23/21	B2	1,200	1,104,000
9.250%	07/24/17	B3	2,200	2,194,500
Sr. Unsec’d. Notes, 144A
6.875%	09/23/15	B3	1,200	1,176,000
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.500%	10/08/14	B2	4,300	4,267,750
9.250%	09/15/27	B2	8,000	6,760,000
9.375%	01/13/34	B2	8,000	6,540,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $211,949,388)				190,088,701

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Mortgage Corp.
1.000%	06/29/17(a)		20,000	19,820,580

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Assoc.
1.375%	11/15/16	23,000	$23,316,158

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $43,971,753)			43,136,738

U.S. TREASURY OBLIGATIONS — 12.1%
U.S. Treasury Bonds
3.125%	02/15/43	15,100	14,094,914
4.375%	05/15/41	17,000	19,937,804
4.500%	05/15/38	7,000	8,351,875
5.375%	02/15/31	6,000	7,815,936
6.875%	08/15/25	6,000	8,591,250
7.625%	11/15/22	15,000	21,747,660
7.875%	02/15/21(k)	12,000	17,006,256
U.S. Treasury Notes
0.250%	09/30/14-03/31/15	48,000	47,982,192
0.375%	03/15/15-03/15/16	29,700	29,650,516
0.750%	02/28/18	12,000	11,706,564
1.000%	09/30/16-06/30/19(k)	44,000	43,335,397
1.125%	03/31/20	19,000	18,103,428
1.375%	11/30/15	21,000	21,446,250
1.750%	07/31/15	21,000	21,593,901
1.875%	10/31/17	20,000	20,578,120
2.000%	02/15/23(a)	12,000	11,549,064
2.125%	11/30/14-02/29/16	45,000	46,506,336
2.250%	07/31/18	13,900	14,477,712
2.750%	05/31/17	18,000	19,192,500
3.000%	02/28/17	16,000	17,190,000
3.125%	05/15/19(k)	10,000	10,852,340
4.125%	05/15/15	20,000	21,410,940
4.250%	08/15/15(k)	20,000	21,628,120

TOTAL U.S. TREASURY OBLIGATIONS (cost $488,969,055)			474,749,075

TOTAL LONG-TERM INVESTMENTS (cost $3,553,856,733)			3,431,348,246

	Shares
SHORT-TERM INVESTMENT — 13.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $513,180,728; includes $147,274,918 of cash collateral for securities on loan)(b)(w)(Note 4)	513,180,728	513,180,728

TOTAL INVESTMENTS — 100.5% (cost $4,067,037,461)		3,944,528,974
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (0.5)%		(20,982,603)

NET ASSETS — 100.0%		$3,923,546,371

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless
otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CNX	CRISIL NSE Index
FTSE	Financial Times Stock Exchange
FSB	Federal Savings Bank
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SGX	Singapore Exchange
SPI	Swiss Performance Index
STOXX	Stock Index of Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
UTS	Unit Trust Security
EUR	Euro
JPY	Japanese Yen

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $143,074,661; cash collateral of $147,274,918 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
107	2 Year U.S. Treasury Notes	Sep. 2013	$23,558,391	$23,540,000	$(18,391)
100	5 Year U.S. Treasury Notes	Sep. 2013	12,257,031	12,104,688	(152,343)
139	10 Year U.S. Treasury Notes	Sep. 2013	17,995,070	17,592,188	(402,882)
23	20 Year U.S. Treasury Bonds	Sep. 2013	3,230,961	3,124,406	(106,555)
50	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	7,628,906	7,365,625	(263,281)
61	ASX SPI 200 Index	Sep. 2013	6,712,204	6,651,295	(60,909)
437	Euro STOXX 50	Sep. 2013	15,272,785	14,777,888	(494,897)
183	FTSE 100 Index.	Sep. 2013	17,539,309	17,149,640	(389,669)
282	German Midcap Stock Index	Sep. 2013	25,947,804	25,118,137	(829,667)
550	SGX CNX Nifty Index	Jul. 2013	6,180,686	6,409,700	229,014
283	S&P 500 Index	Sep. 2013	116,397,900	113,150,475	(3,247,425)
59	S&P/TSX 60 Index	Sep. 2013	7,831,119	7,773,167	(57,952)
62	TOPIX Index	Sep. 2013	6,713,228	7,070,175	356,947

					(5,438,010)

Short Position:
1,631	Mini MSCI Emerging Markets Index	Sep. 2013	76,734,955	76,143,235	591,720

					$(4,846,290)

(1)	Cash of $4,345,349 has been segregated to cover requirement for open futures contracts as of June 30, 2013.

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Euro,
Expiring 07/24/13	Bank of New York Mellon	EUR	90,000	$117,825,584	$117,160,422	$665,162
Japanese Yen,
Expiring 07/24/13	Northern Trust Bank FSB	JPY	8,000,000	81,314,448	80,669,460	644,988

				$199,140,032	$197,829,882	$1,310,150

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$500,456	$—	$—
Australia	—	15,336,861	—
Austria	1,770,809	3,180,664	—
Belgium	—	6,777,472	—
Bermuda	16,230,437	—	—
Brazil	7,275,454	—	—
Canada	51,746,841	—	—
Cayman Islands	2,287,817	—	—
China	996,855	11,561,865	—
Colombia	1,329,087	—	—
Cyprus	—	885,505	—

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Czech Republic	$—	$191,204	$—
Denmark	272,013	24,823,364	—
Finland	1,047,835	6,105,962	—
France	8,206,585	101,552,545	—
Germany	—	87,937,042	—
Greece	—	1,084,171	—
Hong Kong	—	18,089,318	—
India	682,250	—	—
Indonesia	—	3,224,632	—
Ireland	3,113,044	11,583,102	—
Israel	—	1,023,392	—
Italy	—	17,810,041	—
Japan	—	118,311,652	—
Malaysia	—	1,562,966	—
Mexico	3,489,851	—	—
Netherlands	6,712,933	45,021,376	—
Norway	425,609	10,320,152	—
Panama	1,305,824	—	—
Peru	321,947	—	—
Philippines	—	393,160	—
Poland	163,498	1,079,172	—
Portugal	—	1,882,357	—
Puerto Rico	167,816	—	—
Russia	6,918,386	—	—
Singapore	—	2,543,870	—
South Africa	736,932	5,399,100	—
South Korea	3,874,764	5,025,636	—
Spain	—	20,161,433	—
Sweden	1,997,301	38,490,248	—
Switzerland	6,626,180	44,338,213	—
Taiwan	486,348	8,916,596	—
Thailand	2,076,017	1,189,060	—
Turkey	—	619,926	—
United Kingdom	1,615,100	161,860,314	—
United States	1,394,838,281	—	—
Preferred Stocks:
Brazil	3,994,470	—	—
Germany	—	11,575,708	—
South Korea	—	3,292,211	—
Corporate Bonds	—	399,012,702	—
Foreign Government Bonds	—	190,088,701	—
U.S. Government Agency Obligations	—	43,136,738	—
U.S. Treasury Obligations	—	474,749,075	—
Affiliated Money Market Mutual Fund	513,180,728	—	—
Other Financial Instruments*
Futures	(4,846,290)	—	—
Foreign Forward Currency Contracts	—	1,310,150	—

Total	$2,039,545,178	$1,901,447,656	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (3.8% represents investments purchased with collateral from securities on loan)	13.1%
U.S. Treasury Obligations	12.1
Banks	7.5
Oil & Gas	7.0
Pharmaceuticals	5.1
Foreign Government Bonds	4.8
Telecommunications	4.1
Retail	3.2
Insurance	3.2
Software	2.8
Computers	2.3
Chemicals	2.2
Electric	2.1
Semiconductors	2.1
Food	2.0
Diversified Financial Services	1.9
Aerospace & Defense	1.6
Media	1.6
Biotechnology	1.3
Healthcare Products	1.3
Diversified Manufacturing	1.3
Beverages	1.2
Machinery	1.2
Metals & Mining	1.2
Transportation	1.1
U.S. Government Agency Obligations	1.1
Auto Manufacturers	1.0
Commercial Services	1.0
Tobacco	1.0
Healthcare Services	0.7
Cosmetics & Toiletries	0.6

Distribution/Wholesale	0.6%
Auto Parts & Equipment	0.5
Electronic Components & Equipment	0.5
Internet	0.5
Pipelines	0.5
Electronics	0.4
Paper & Forest Products	0.4
Airlines	0.4
Household Products	0.4
Entertainment	0.4
Real Estate Investment Trusts	0.3
Real Estate	0.3
Construction & Engineering	0.3
Home Builders	0.2
Toys	0.2
Apparel	0.2
Building Materials	0.2
Lodging	0.2
Home Furnishings	0.2
Healthcare Providers & Services	0.2
Holding Companies	0.1
Internet Services	0.1
Manufacturing	0.1
Advertising	0.1
Leisure	0.1
Finance	0.1
Hand/Machine Tools	0.1
Environmental Control	0.1
Consumer Products	0.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk, interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	—	$—		Due to broker — variation margin	$943,452	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,310,150		—	—
Equity contracts	Due to broker — variation margin	1,177,681	*	Due to broker — variation margin	5,080,519	*

Total		$2,487,831			$6,023,971

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$(7,082,938)	$—	$(7,082,938)
Foreign exchange contracts	—	—	1,468,460	1,468,460
Equity contracts	(10,539)	(95,792)	—	(106,331)

Total	$(10,539)	$(7,178,730)	$1,468,460	$(5,720,809)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(943,452)	$—	$(943,452)
Foreign exchange contracts	—	1,310,150	1,310,150
Equity contracts	(3,902,838)	—	(3,902,838)

Total	$(4,846,290)	$1,310,150	$(3,536,140)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)	Futures Contracts — Short Positions(1)	Forward Foreign Currency Exchange Sale Contracts(2)
$133,632,697	$38,367,478	$99,570,016

(1)	Value at Trade Date.
(2)	Value at Settlement Date Receivable.

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST RCM WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$147,274,918	$—	$—	$147,274,918
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	1,310,150	—	—	1,310,150

				148,585,068

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(1,252,400)	—	—	(1,252,400)
Over-the-counter derivatives	—	—	—	—

				(1,252,400)

Collateral Amount Pledged/(Received):
Securities on loan				(147,274,918)
Exchange-traded and cleared derivatives				1,252,400
Over-the-counter derivatives				—

Net Amount				$1,310,150

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST RCM WORLD TRENDS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $143,074,661:
Unaffiliated investments (cost $3,553,856,733)	$3,431,348,246
Affiliated investments (cost $513,180,728)	513,180,728
Foreign currency, at value (cost $7,197,115)	7,133,730
Deposit with broker	4,345,349
Receivable for investments sold	103,966,976
Dividends and interest receivable	15,756,060
Receivable for fund share sold	2,126,591
Unrealized appreciation on foreign currency forward contracts	1,310,150
Tax reclaim receivable	1,007,137
Prepaid expenses	520

Total Assets	4,080,175,487

LIABILITIES:
Payable to broker for collateral for securities on loan	147,274,918
Payable for investments purchased	6,237,336
Due to broker-variation margin	1,252,400
Advisory fees payable	1,190,218
Accrued expenses and other liabilities	335,774
Payable for fund share repurchased	295,539
Distribution fee payable	42,514
Affiliated transfer agent fee payable	417

Total Liabilities	156,629,116

NET ASSETS	$3,923,546,371

Net assets were comprised of:
Paid-in capital.	$3,621,143,837
Retained earnings	302,402,534

Net assets, June 30, 2013.	$3,923,546,371

Net asset value and redemption price per share, $3,923,546,371 / 377,147,042 outstanding shares of beneficial interest	$10.40

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $556,099 foreign withholding tax)	$18,351,331
Interest income	3,700,211
Affiliated dividend income	201,281
Affiliated income from securities lending, net	166,027

22,418,850

EXPENSES
Advisory fees	10,512,247
Distribution fee	735,526
Custodian and accounting fees	264,000
Shareholders’ reports	34,000
Trustees’ fees.	20,000
Audit fee	19,000
Legal fees and expenses.	12,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Insurance expenses	3,000
Loan interest expense (Note 7)	149
Miscellaneous.	5,954

Total expenses	11,616,876
Less: advisory fee waivers and/or expense reimbursement	(1,713,474)

Net expenses	9,903,402

NET INVESTMENT INCOME	12,515,448

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $293,414,979)	310,188,253
Futures transactions	(7,178,730)
Foreign currency transactions	(2,293,799)

300,715,724

Net change in unrealized appreciation (depreciation) on: Investments (including affiliated $(115,626,307))	(246,265,379)
Futures	(4,846,290)
Foreign currencies	1,187,114

(249,924,555)

NET GAIN ON INVESTMENTS	50,791,169

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,306,617

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$12,515,448	$21,772,830
Net realized gain on investment and foreign currency transactions	300,715,724	93,780,236
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(249,924,555)	144,477,952

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	63,306,617	260,031,018

DISTRIBUTIONS	—	(90,554,817)

FUND SHARE TRANSACTIONS:
Fund share sold [40,422,254 and 177,293,430 shares, respectively]	424,452,443	1,769,910,442
Fund share issued in reinvestment of distributions [0 and 9,452,486 shares, respectively]	—	90,554,817
Fund share repurchased [17,452,236 and 61,444,091 shares, respectively].	(181,094,125)	(609,575,586)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	243,358,318	1,250,889,673

TOTAL INCREASE IN NET ASSETS	306,664,935	1,420,365,874
NET ASSETS:
Beginning of period	3,616,881,436	2,196,515,562

End of period	$3,923,546,371	$3,616,881,436

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 76.6%
COMMON STOCKS — 23.8%	Shares	Value (Note 2)
Australia — 0.6%
Adelaide Brighton Ltd.	144,321	$434,088
Aditya Birla Minerals Ltd.	50,384	17,763
AGL Energy Ltd.	14,821	196,114
Ausdrill Ltd.	85,020	66,196
Ausenco Ltd.	25,442	46,209
Austin Engineering Ltd.	7,296	20,988
AWE Ltd.*	85,043	95,891
BC Iron Ltd.	47,470	140,337
BHP Billiton Ltd.	23,157	666,526
Bradken Ltd.	46,897	184,165
Brambles Ltd.	602,352	5,130,924
Breville Group Ltd.	38,821	250,657
BWP Trust, REIT	111,923	230,429
Cabcharge Australia Ltd.(a)	49,976	183,526
Cape Lambert Resources Ltd.*	212,880	19,469
Cardno Ltd.	47,923	226,872
Coca-Cola Amatil Ltd.	89,690	1,039,158
Codan Ltd.	75,678	104,842
Collection House Ltd.	113,056	169,537
Credit Corp. Group Ltd.	18,417	157,883
Decmil Group Ltd.	86,190	139,722
Downer EDI Ltd.	39,031	127,261
DWS Ltd.	20,894	27,488
Emeco Holdings Ltd.	322,936	81,266
Fleetwood Corp. Ltd.(a)	24,599	80,706
Flight Centre Ltd.	13,632	488,133
Forge Group Ltd.	43,380	165,682
Gindalbie Metals Ltd.*(a)	134,737	13,433
Grange Resources Ltd.	518,481	75,525
GUD Holdings Ltd.	27,715	151,306
Hills Holdings Ltd.	72,092	66,591
iiNET Ltd.	23,490	133,302
Imdex Ltd.	111,608	62,756
JB Hi-Fi Ltd.(a)	18,601	284,945
Kingsgate Consolidated Ltd.	116,411	138,699
Leighton Holdings Ltd.	28,846	404,247
M2 Telecommunications Group Ltd.	50,300	268,527
Macmahon Holdings Ltd.	206,784	24,392
Macquarie Group Ltd.	46,136	1,759,675
MaxiTRANS Industries Ltd.	40,027	38,831
Mineral Resources Ltd.	44,558	335,312
Monadelphous Group Ltd.(a)	23,879	350,121
Mount Gibson Iron Ltd.	289,036	121,865
Myer Holdings Ltd.	103,027	223,808
Newcrest Mining Ltd.	191,345	1,766,349
NRW Holdings Ltd.	77,988	64,034
OrotonGroup Ltd.	7,132	45,902
OZ Minerals Ltd.	59,140	221,951
Platinum Asset Management Ltd.	52,680	262,927
Programmed Maintenance Services Ltd.	54,249	121,954
Ramelius Resources Ltd.*	286,977	29,053
RCR Tomlinson Ltd.	69,790	146,664
Sedgman Ltd.	121,312	58,379
Shopping Centres Australasia Property
Group, REIT	7,908	11,495
Skilled Group Ltd.	75,930	178,543
SMS Management & Technology Ltd.	14,283	59,225
St. Barbara Ltd.*	226,155	96,269

COMMON STOCKS (continued)	Shares	Value (Note 2)
Australia (continued)
Tap Oil Ltd.*	66,974	$28,673
Tassal Group Ltd.	59,761	134,753
Telstra Corp. Ltd.	463,690	2,015,887
Thorn Group Ltd.	50,947	94,492
Troy Resources Ltd.(a)	92,658	130,613
WAM Capital Ltd.	23,424	35,133
Washington H Soul Pattinson & Co. Ltd.	9,753	116,841
Watpac Ltd.*	33,796	16,872
Wesfarmers Ltd.	9,338	337,907
Woolworths Ltd.	46,364	1,388,915
WorleyParsons Ltd.	10,980	194,514

		22,502,512

Austria — 0.1%
AMAG Austria Metall AG	2,957	90,258
Erste Group Bank AG	6,188	164,933
EVN AG	8,087	101,580
IMMOFINANZ AG*	28,855	107,672
Lenzing AG	3,671	262,402
Mayr Melnhof Karton AG	2,196	235,831
Oesterreichische Post AG	16,594	645,819
OMV AG	40,171	1,812,150
Raiffeisen Bank International AG	14,711	428,291
RHI AG	3,496	121,781
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,781	129,008

		4,099,725

Belgium — 0.1%
Ageas	17,825	625,447
Barco NV	2,001	161,662
Belgacom SA	56,678	1,269,020
EVS Broadcast Equipment SA	5,026	348,458
Gimv NV	7,395	360,546
KBC Groep NV	16,384	610,782
Kinepolis Group NV	483	64,190
Melexis NV	3,329	70,024
Mobistar SA	22,122	459,818
RHJ International*	18,704	88,132
Sipef SA	514	34,536
Sofina SA	1,393	126,216

		4,218,831

Bermuda — 0.2%
Catlin Group Ltd.	135,936	1,032,811
Hiscox Ltd.	97,295	842,756
Hongkong Land Holdings Ltd.	692,000	4,816,320

		6,691,887

Brazil — 0.1%
Cia Energetica de Minas Gerais, ADR(a)	42,941	385,181
Cia Paranaense de Energia, ADR	11,600	144,072
Eternit SA	19,500	83,895
MRV Engenharia e Participacoes SA	7,000	20,642
Santos Brasil Participacoes SA, UTS	14,900	190,578
Telefonica Brasil SA, ADR(a)	23,300	531,706
Tractebel Energia SA	22,400	348,245

		1,704,319

Cambodia
NagaCorp Ltd.	466,000	362,199

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Canada — 0.8%
Agrium, Inc.	3,800	$329,451
Aimia, Inc.	31,600	472,933
Allied Properties Real Estate Investment
Trust, REIT	14,800	450,459
Amerigo Resources Ltd.	61,000	26,681
Artis Real Estate Investment Trust, REIT	24,000	344,129
Atco Ltd. (Class I Stock)	7,600	313,553
BCE, Inc.	3,300	135,301
Canadian Oil Sands Ltd.	67,300	1,245,917
Canadian Pacific Railway Ltd.	28,157	3,414,341
Canyon Services Group, Inc.	11,500	130,341
Capstone Mining Corp.*	56,600	96,334
Cathedral Energy Services Ltd.	7,900	34,704
Celestica, Inc.*	30,700	289,281
Cominar Real Estate Investment Trust, REIT	5,500	108,985
Corus Entertainment, Inc. (Class B Stock)	11,900	272,918
Dorel Industries, Inc. (Class B Stock)	7,300	254,740
Empire Co. Ltd. (Class A Stock)	2,200	168,227
Ensign Energy Services, Inc.	48,600	752,313
Essential Energy Services Trust*	19,200	47,466
Evertz Technologies Ltd.	9,500	133,688
Genworth MI Canada, Inc.	37,100	865,678
HudBay Minerals, Inc.	15,400	101,915
Husky Energy, Inc.	7,100	189,162
IAMGOLD Corp.	95,300	400,519
IGM Financial, Inc.	15,300	655,964
Lightstream Resources Ltd.	10,498	78,358
Magna International, Inc.	17,200	1,224,296
Manitoba Telecom Services, Inc.	7,300	247,382
Medical Facilities Corp.	4,800	69,328
Metro, Inc.	10,100	676,855
Morguard Corp.	1,200	124,655
Morguard Real Estate Investment Trust, REIT	5,500	85,243
Mullen Group Ltd.	10,000	217,362
Nevsun Resources Ltd.	50,100	148,152
Pan American Silver Corp.	16,100	187,530
Parkland Fuel Corp.	21,300	347,135
Pason Systems, Inc.	214	3,891
Petrobank Energy & Resources Ltd.*	9,500	4,336
Petrominerales Ltd.	44,000	251,022
Power Financial Corp.	22,300	648,411
Research In Motion Ltd.*(a)	52,500	553,104
Rogers Communications, Inc. (Class B Stock)	17,200	673,804
San Gold Corp.*(a)	188,000	18,770
Savanna Energy Services Corp.	15,200	97,990
Suncor Energy, Inc.	235,254	6,934,367
Teck Resources Ltd. (Class B Stock)	22,400	478,585
Toronto-Dominion Bank (The)	67,784	5,444,247
Transcontinental, Inc. (Class A Stock)	9,100	110,667
Trinidad Drilling Ltd.	16,500	121,118
Wajax Corp.	7,000	211,924

		30,193,532

Chile
Administradora de Fondos de Pensiones Habitat SA	94,134	138,408

COMMON STOCKS (continued)	Shares	Value (Note 2)
China — 0.2%
Agile Property Holdings Ltd.	110,000	$117,202
Anta Sports Products Ltd.	312,000	272,026
Asia Cement China Holdings Corp.	150,500	61,455
Baoye Group Co. Ltd. (Class H Stock)	296,000	223,258
Billion Industrial Holdings Ltd.	414,000	261,551
Changshoushou Food Co. Ltd.	162,000	127,228
Changyou.com Ltd., ADR(a)	8,000	243,520
Chaowei Power Holdings Ltd.	332,000	112,161
China BlueChemical Ltd. (Class H Stock)	740,000	449,877
China Lilang Ltd.	165,000	87,339
China Minzhong Food Corp. Ltd.*	322,000	263,905
China Petroleum & Chemical Corp. (Class H Stock)	566,800	396,627
China Rare Earth Holdings Ltd.	330,000	47,370
China Sanjiang Fine Chemicals Co. Ltd.	474,000	227,629
China Shanshui Cement Group Ltd.	171,000	76,355
China Shenhua Energy Co. Ltd. (Class H Stock)	191,500	486,807
China Taifeng Beddings Holdings Ltd.	242,000	55,275
China Tontine Wines Group Ltd.*	2,490,000	126,475
Chongqing Machinery & Electric Co. Ltd. (Class H Stock)	276,000	33,523
CNOOC Ltd.	276,000	462,277
Dongfeng Motor Group Co. Ltd. (Class H Stock)	446,000	591,539
Dongyue Group	294,000	116,631
Giant Interactive Group, Inc., ADR(a)	62,700	502,227
Guangshen Railway Co. Ltd. (Class H Stock)	170,000	68,220
Jiangsu Expressway Co. Ltd. (Class H Stock)	234,000	241,360
Lianhua Supermarket Holdings Co. Ltd. (Class H stock)	113,000	61,416
Minth Group Ltd.	264,000	408,426
Peak Sport Products Co. Ltd.	416,000	73,990
Powerlong Real Estate Holdings Ltd.	533,000	102,434
Shengli Oil & Gas Pipe Holdings Ltd.	468,000	49,479
Shui On Land Ltd.	268,500	77,962
SinoMedia Holding Ltd.	246,000	215,009
Sino-Ocean Land Holdings Ltd.	301,175	162,352
Sinoref Holdings Ltd.*	496,000	19,711
SouFun Holdings Ltd., ADR	7,900	196,078
Travelsky Technology Ltd. (Class H Stock)	194,000	122,937
Xingda International Holdings Ltd.	181,000	76,599
Xinhua Winshare Publishing and Media Co. Ltd. (Class H Stock)	109,000	51,688
Yangzijiang Shipbuilding Holdings Ltd.	882,000	575,667
Yuzhou Properties Co.	658,800	152,373
Zhong An Real Estate Ltd.*	605,000	111,894
Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (Class H Stock)	195,400	139,104

		8,248,956

Cyprus
Globaltrans Investment PLC, GDR	24,070	329,157
ProSafe SE	36,971	325,104
Songa Offshore SE*	39,749	35,008

		689,269

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Czech Republic
CEZ A/S	24,091	$577,520

Denmark
AP Moller-Maersk A/S (Class B Stock)	157	1,123,117
D/S Norden	5,705	193,506
FLSmidth & Co. A/S	4,108	186,565
Royal Unibrew A/S	1,106	97,257

		1,600,445

Finland — 0.2%
Elisa OYJ	54,278	1,059,821
Fortum OYJ	26,839	502,781
Huhtamaki OYJ	10,512	194,955
Metso OYJ	22,194	751,771
Nokian Renkaat OYJ	14,284	581,231
Orion OYJ (Class B Stock)	43,044	1,008,604
Outokumpu OYJ*	40,753	26,405
PKC Group OYJ	8,482	201,252
Ramirent OYJ	19,771	170,657
Rautaruukki OYJ	7,848	45,128
Sampo OYJ (Class A Stock)	27,053	1,053,434
Sponda OYJ	24,042	113,232
Stora Enso Oyj (Class R Stock)	50,380	337,356
Technopolis OYJ	9,954	55,790
Tieto OYJ	14,252	270,958
UPM-Kymmene OYJ	46,943	460,083

		6,833,458

France — 2.3%
ABC Arbitrage	18,127	105,535
Altamir	5,758	64,831
Alten SA	7,543	256,845
ANF Immobilier, REIT	2,227	61,019
April	5,381	92,316
Arkema SA	51,653	4,734,765
AXA SA	38,282	754,638
BNP Paribas SA	149,450	8,181,605
Boiron SA	908	47,276
Boursorama*	6,198	52,843
Bouygues SA	7,481	190,954
Casino Guichard Perrachon SA	2,218	207,839
Cie Generale des Etablissements Michelin (Class B Stock)	23,083	2,063,977
Ciments Francais SA	722	40,618
CNP Assurances SA	82,652	1,186,713
Credit Agricole SA*	41,871	360,375
Danone SA	25,850	1,945,677
Eiffage SA	7,128	333,884
Electricite de France SA	8,997	208,789
Eramet(a)	2,693	228,047
Essilor International SA	63,364	6,750,630
Esso SA Francaise	714	44,312
Etablissements Maurel et Prom	15,306	227,539
Euler Hermes SA	6,412	646,408
Eutelsat Communications SA	13,349	378,723
FFP*	1,026	46,608
GDF Suez	47,565	932,356
Imerys SA	2,846	174,742
Kering	24,150	4,914,189
L’Oreal SA	43,780	7,196,713
LVMH Moet Hennessy Louis Vuitton SA	24,638	4,000,067

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Maurel & Prom Nigeria SA	45,662	$199,704
Mercialys SA, REIT	9,858	190,445
Metropole Television SA	29,705	478,483
Natixis	43,097	180,952
Neopost SA(a)	4,083	270,341
Nexans SA	1,456	69,089
Nexity SA	5,844	216,900
Plastic Omnium SA	14,510	787,202
Renault SA	6,855	461,733
Rexel SA	23,984	540,375
Safran SA	119,806	6,254,607
Saft Groupe SA	8,964	212,993
Sanofi	116,990	12,094,429
Schneider Electric SA	110,696	8,039,443
SCOR SE	5,907	181,299
SEB SA	12,006	971,695
Societe BIC SA	6,625	664,609
Societe Generale SA	38,791	1,335,005
Societe Internationale de Plantations d’Heveas SA	509	35,863
Tessi SA	410	44,371
Thales SA	5,116	238,731
Total SA	54,292	2,651,780
Valeo SA	9,704	608,914
Vinci SA	14,985	751,652
Vivendi SA	29,645	561,818

		84,473,266

Gabon
Total Gabon	73	40,012

Germany — 1.6%
Adidas AG	51,136	5,527,713
Allianz SE	2,877	419,928
Aurubis AG	14,275	765,259
Axel Springer AG	17,631	750,276
Balda AG	22,436	116,516
BASF SE	27,877	2,486,435
Bijou Brigitte AG	694	67,001
Cewe Color Holding AG	3,188	141,481
Commerzbank AG*	35,334	306,954
Continental AG	10,543	1,405,470
CropEnergies AG	6,074	48,070
Daimler AG	86,482	5,220,795
Delticom AG	3,128	157,760
Deutsche Bank AG	137,582	5,769,174
Deutsche Lufthansa AG*	18,579	376,360
Drillisch AG	19,686	328,741
E.ON SE	106,795	1,750,218
Freenet AG*	22,792	496,964
GEA Group AG	165,566	5,862,203
Generali Deutschland Holding AG	5,345	695,311
Hannover Rueckversicherung AG	12,403	891,860
HeidelbergCement AG	81,467	5,458,334
Infineon Technologies AG	610,178	5,107,722
K+S AG	28,563	1,055,601
Kloeckner & Co. SE*	4,845	51,713
Leoni AG	5,953	295,222
Muenchener Rueckversicherungs AG	4,276	785,551
Prime Office REIT-AG, REIT*	11,320	52,483
Rheinmetall AG	12,230	568,859

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Germany (continued)
RWE AG	44,624	$1,422,518
Salzgitter AG	5,615	184,790
Siemens AG	7,227	731,828
SMA Solar Technology AG	5,752	170,930
Suedzucker AG	39,058	1,209,204
Symrise AG	135,441	5,481,926
Wacker Chemie AG	1,850	138,646
Wacker Neuson SE	7,241	97,448

		56,397,264

Greece
Eurobank Properties Real Estate Investment Co., REIT*	5,188	48,148
JUMBO SA*	31,775	314,742
Metka SA	16,508	212,852
OPAP SA	91,116	762,501

		1,338,243

Guernsey
UK Commercial Property Trust Ltd.	63,576	73,731

Hong Kong — 0.9%
361 Degrees International Ltd.	478,000	113,395
AIA Group Ltd.	1,704,400	7,180,639
Allied Properties HK Ltd.	354,000	53,205
Asian Citrus Holdings Ltd.	568,376	198,199
Bosideng International Holdings Ltd.	1,012,000	211,419
C C Land Holdings Ltd.	208,000	58,981
Centron Telecom International Holdings Ltd.*	278,000	25,623
Champion	256,000	117,212
Cheung Kong Holdings Ltd.	30,000	404,533
China Merchants China Direct Investments Ltd.	34,000	47,768
China Mobile Ltd.	134,500	1,392,997
China Properties Group Ltd.*	112,000	27,739
China South City Holdings Ltd.	2,102,000	470,951
China Travel International Investment Hong Kong Ltd.	652,000	121,341
CITIC Resources Holdings Ltd.*	232,000	26,142
Coastal Greenland Ltd.*	1,454,000	84,132
CSI Properties Ltd.	4,390,000	182,937
CST Mining Group Ltd.*	5,000,000	55,902
Dah Sing Banking Group Ltd.	282,800	332,871
Dah Sing Financial Holdings Ltd.	62,000	248,069
Dan Form Holdings Co. Ltd.	367,000	44,725
Dickson Concepts International Ltd.	63,500	34,654
Dorsett Hospitality International Ltd.	532,000	122,860
Emperor International Holdings	1,664,000	441,607
Enerchina Holdings Ltd.*	2,607,000	67,531
Far East Consortium International Ltd.	527,000	175,165
First Pacific Co. Ltd.	640,000	684,155
Giordano International Ltd.	218,000	190,101
Glorious Property Holdings Ltd.*	1,100,000	166,013
Great Eagle Holdings Ltd.	60,097	229,009
Henderson Land Development Co. Ltd.	77,000	457,294
HKR International Ltd.	76,000	37,183
Hong Kong Television Network Ltd.	199,000	61,854
Hongkong & Shanghai Hotels (The)	84,500	136,872
Hopewell Holdings Ltd.	91,500	303,684
Huabao International Holdings Ltd.	566,000	249,222

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Hysan Development Co. Ltd.	111,000	$479,202
Inspur International Ltd.	1,855,000	75,127
Jardine Strategic Holdings Ltd.	185,000	6,715,500
K Wah International Holdings Ltd.	221,000	101,060
Kerry Properties Ltd.	194,500	758,247
Kingboard Chemical Holdings Ltd.	61,200	125,675
Kowloon Development Co. Ltd.	113,000	146,450
Lai Fung Holdings Ltd.	2,823,000	56,683
Lai Sun Development*	2,336,000	60,933
Lai Sun Garment International Ltd.*	227,000	39,081
Lee & Man Chemical Co. Ltd.	58,000	24,562
Loudong General Nice Resources China Holdings Ltd.*	573,000	36,485
Luen Thai Holdings Ltd.	320,000	117,172
New World China Land Ltd.	462,000	177,307
New World Development Ltd.	227,000	311,803
Pacific Textile Holdings Ltd.	200,000	224,341
Pico Far East Holdings Ltd.	372,000	126,180
Ports Design Ltd.	169,000	109,515
Qingling Motors Co. Ltd. (Class H Stock)	298,000	73,862
Real Nutriceutical Group Ltd.	808,000	226,655
Regent Manner International Holdings Ltd.	449,000	85,527
REXLot Holdings Ltd.	2,475,000	162,309
Royale Furniture Holdings Ltd.	476,000	27,490
Samson Holding Ltd.	363,000	67,493
Shougang Fushan Resources Group Ltd.	938,000	362,217
Silver Grant International	432,000	63,582
Singamas Container Holdings Ltd.	434,000	88,872
Sino Land Co. Ltd.	266,000	371,914
Sinolink Worldwide Holdings Ltd.*	1,010,000	85,249
SmarTone Telecommunications Holdings Ltd.	197,500	326,322
Soundwill Holdings Ltd.	56,000	114,579
Sun Hung Kai & Co. Ltd.	46,000	26,096
Sun Hung Kai Properties Ltd.	69,000	886,101
SUNeVision Holdings Ltd.	925,000	276,595
Sunlight Real Estate Investment Trust, REIT	513,000	209,307
Swire Pacific Ltd. (Class A Stock)	35,000	421,690
Swire Properties Ltd.	121,400	357,408
TCL Multimedia Technology Holdings Ltd.	132,000	77,263
Television Broadcasts Ltd.	88,000	602,274
Tianneng Power International Ltd.	290,000	115,810
Tibet 5100 Water Resources Holdings Ltd.	532,000	201,411
Transport International Holdings Ltd.	29,200	61,505
Vanke Property Overseas Ltd.	37,000	58,090
VTech Holdings Ltd.	39,700	603,738
Wharf Holdings Ltd. (The)	129,000	1,076,688
Wheelock & Co. Ltd.	190,000	947,979
Wing Hang Bank Ltd.	17,500	156,526
XTEP International Holdings	403,000	167,218
YGM Trading Ltd.	14,000	36,044
Yue Yuen Industrial Holdings Ltd.	274,500	709,383

		33,488,504

Hungary
EGIS Pharmaceuticals PLC	3,266	315,210

Indonesia — 0.1%
Astra Agro Lestari Tbk PT	161,500	319,430
Indo Tambangraya Megah Tbk PT	83,000	234,492
Medco Energi Internasional Tbk PT	404,500	68,642

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Indonesia (continued)
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	1,614,000	$278,781
Telekomunikasi Indonesia Persero Tbk PT	860,500	958,303

		1,859,648

Ireland — 0.3%
Bank of Ireland*	640,245	130,557
Beazley PLC	235,150	824,201
Covidien PLC	23,364	1,468,194
DCC PLC	9,316	363,822
Eaton Corp. PLC	8,998	592,158
Henderson Group PLC	189,541	421,912
Kentz Corp. Ltd.	42,855	243,786
Shire PLC	178,396	5,653,439

		9,698,069

Isle of Man
Eros International PLC*	20,188	62,178

Israel — 0.4%
Bank Hapoalim BM*	261,166	1,178,639
Bank Leumi Le-Israel BM*	259,641	857,710
Bezeq Israeli Telecommunication Corp. Ltd. (The)	665,601	884,936
Cellcom Israel Ltd.	10,627	97,866
Check Point Software Technologies Ltd.*(a)	120,453	5,984,105
Delek Group Ltd.	974	251,442
First International Bank of Israel Ltd.	16,995	240,982
Israel Chemicals Ltd.	119,005	1,168,681
Israel Discount Bank Ltd. (Class A Stock)*	382,246	636,573
Ituran Location and Control Ltd.	14,157	235,733
Matrix IT Ltd.	11,691	58,393
Mizrahi Tefahot Bank Ltd.*	15,990	160,090
Teva Pharmaceutical Industries Ltd.	74,119	2,900,854
Teva Pharmaceutical Industries Ltd., ADR	15,000	588,000
Union Bank of Israel*	10,655	42,201

		15,286,205

Italy — 0.3%
Astaldi SpA	16,886	116,135
ASTM SpA*	34,786	395,810
Atlantia SpA	66,989	1,092,602
Banca Piccolo Credito Valtellinese Scarl*	58,619	68,358
Banca Popolare dell’Emilia Romagna Scrl*	27,173	157,817
Banca Popolare di Milano Scarl*	269,302	107,357
Banco Popolare Scarl*	120,802	141,979
Beni Stabili SpA	102,405	63,123
Cairo Communication SpA	12,831	55,950
Credito Emiliano SpA	49,902	236,423
Danieli & C Officine Meccaniche SpA(a)	10,005	233,424
Enel SpA	430,948	1,352,294
Eni SpA	105,918	2,173,847
Gtech SpA	28,666	717,294
Industria Macchine Automatiche SpA	8,473	195,210
Intesa Sanpaolo SpA	349,094	558,736
Italcementi SpA	10,845	69,158
Mediobanca SpA	90,938	472,946
Recordati SpA	100,457	1,117,696
Societa Cattolica di Assicurazioni SCRL	7,733	158,060
Societa Iniziative Autostradali e Servizi SpA	75,888	619,319
UniCredit SpA	105,963	495,362

COMMON STOCKS (continued)	Shares	Value (Note 2)
Italy (continued)
Unione di Banche Italiane SCPA	32,923	$119,060

		10,717,960

Japan — 3.9%
Aeon Delight Co. Ltd.	16,400	297,477
Ain Pharmaciez, Inc.	3,200	137,931
Airport Facilities Co. Ltd.	9,000	53,291
Aisan Industry Co. Ltd.	12,700	125,134
Aisin Seiki Co. Ltd.	15,600	595,646
Alfresa Holdings Corp.	12,700	680,023
Alpen Co. Ltd.	8,300	159,565
Alpine Electronics, Inc.	10,400	104,699
Amuse, Inc.	3,300	79,653
Anest Iwata Corp.	10,000	46,316
AOKI Holdings, Inc.	7,100	214,277
Aoyama Trading Co. Ltd.	6,700	178,266
Aozora Bank Ltd.	180,000	562,153
Arnest One Corp.	14,500	284,179
Artnature, Inc.	2,400	44,550
Asahi Broadcasting Corp.	14,300	103,450
Asahi Diamond Industrial Co. Ltd.	22,200	209,838
Asahi Glass Co. Ltd.	50,000	324,090
Asahi Holdings, Inc.	10,800	162,648
Asax Co. Ltd.	33	51,474
Astellas Pharma, Inc.	125,100	6,795,946
Atsugi Co. Ltd.	74,000	79,681
Awa Bank Ltd. (The)	18,000	100,379
Axell Corp.	2,800	51,526
Azbil Corp.	9,100	195,186
Bank of Kochi Ltd. (The)	66,000	74,640
Bank of Yokohama Ltd. (The)	92,000	474,596
Best Bridal, Inc.	30,600	237,099
BML, Inc.	9,400	238,023
Bridgestone Corp.	138,600	4,726,291
CAC Corp.	4,300	37,470
Calsonic Kansei Corp.	34,000	141,593
Canon Electronics, Inc.	11,100	202,699
Canon Marketing Japan, Inc.	10,100	135,226
Canon, Inc.	26,000	852,105
Capcom Co. Ltd.	8,300	133,884
Central Japan Railway Co.	1,900	231,572
Chiba Bank Ltd. (The)	59,000	402,552
Chiba Kogyo Bank Ltd. (The)*	5,500	40,090
Chiyoda Co. Ltd.	7,600	194,575
Chiyoda Integre Co. Ltd.	3,600	45,210
Chofu Seisakusho Co. Ltd.	2,700	58,281
Chori Co. Ltd.	8,000	81,303
Chudenko Corp.	11,000	107,911
Chugoku Bank Ltd. (The)	18,000	252,224
Chugoku Marine Paints Ltd.	14,000	69,185
CKD Corp.	19,900	171,677
Cleanup Corp.	7,400	58,566
Cocokara Fine, Inc.	7,800	247,508
Corona Corp.	11,200	123,066
CyberAgent, Inc.	83	158,928
Dai Nippon Printing Co. Ltd.	17,000	155,121
Daido Metal Co. Ltd.	11,000	74,930
Daihatsu Diesel Manufacturing Co. Ltd.	19,000	77,328
Daihatsu Motor Co. Ltd.	68,000	1,287,971
Daiichi Jitsugyo Co. Ltd.	12,000	50,945

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Daiichikosho Co. Ltd.	18,900	$517,759
Daikoku Denki Co. Ltd.	4,100	78,269
Dainichi Co. Ltd.	6,700	50,436
Daishi Bank Ltd. (The)	95,000	312,983
Daiwa Industries Ltd.	34,000	186,529
Danto Holdings Corp.*	34,000	34,215
Dena Co. Ltd.	17,100	334,784
Denyo Co. Ltd.	5,800	83,607
Doshisha Co. Ltd.	12,400	176,613
Doutor Nichires Holdings Co. Ltd.	10,800	151,977
Dr. Ci:Labo Co. Ltd.(a)	104	276,570
DTS Corp.	4,900	71,337
Duskin Co. Ltd.	16,700	314,008
East Japan Railway Co.	67,000	5,214,780
Eidai Co. Ltd.	1,000	3,893
Eighteenth Bank Ltd. (The)	43,000	99,594
Eizo Corp.	2,700	58,110
Elecom Co. Ltd.	3,400	40,570
Elematec Corp.	2,500	31,420
ESPEC Corp.	5,800	40,434
Exedy Corp.	13,300	334,026
FamilyMart Co. Ltd.	14,000	597,358
FANUC Corp.	35,900	5,195,696
FCC Co. Ltd.	11,600	273,543
Fields Corp.	8,900	140,386
First Juken Co. Ltd.	4,700	62,595
FJ Next Co. Ltd.	7,200	71,395
Fuji Electronics Co. Ltd.	4,600	59,443
Fuji Kosan Co. Ltd.	8,900	52,813
Fuji Machine Manufacturing Co. Ltd.	17,500	149,341
Fuji Media Holdings, Inc.	269	540,760
Fuji Seal International, Inc.	2,700	76,071
FUJIFILM Holdings Corp.	19,800	435,474
Fujikura Kasei Co. Ltd.	8,100	34,911
Fujishoji Co. Ltd.	107	127,609
Fukuda Denshi Co. Ltd.	4,000	147,254
Fukuoka Financial Group, Inc.	32,000	136,101
Fukushima Industries Corp.	13,200	159,859
Funai Electric Co. Ltd.	6,800	66,809
Futaba Corp.	9,200	109,440
Fuyo General Lease Co. Ltd.	4,800	179,226
Gendai Agency, Inc.	9,600	55,167
Gree, Inc.	21,600	191,652
Gulliver International Co. Ltd.	100	670
Gunma Bank Ltd. (The)	53,000	293,037
Gurunavi, Inc.	5,500	55,541
Hachijuni Bank Ltd. (The)	96,000	560,122
Hakuhodo DY Holdings, Inc.	500	35,019
Hakuto Co. Ltd.	3,200	29,610
Heiwa Corp.	20,300	355,764
Hibiya Engineering Ltd.	4,000	39,085
Hiday Hidaka Corp.	8,200	170,227
Higashi-Nippon Bank Ltd. (The)	20,000	41,348
Higo Bank Ltd. (The)	88,000	518,731
HI-LEX Corp.	7,100	139,229
Hirano Tecseed Co. Ltd.	4,800	45,627
Hitachi Chemical Co. Ltd.	43,800	685,686
Hitachi Transport System Ltd.	24,900	409,023
Hokkoku Bank Ltd. (The)	30,000	103,964
Honeys Co. Ltd.	5,970	65,259

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Hoya Corp.	26,300	$540,944
Hyakugo Bank Ltd. (The)	75,000	311,670
Hyakujushi Bank Ltd. (The)	50,000	163,105
Ichirokudo Co. Ltd.	7,500	39,191
Idemitsu Kosan Co. Ltd.	4,000	306,628
Imasen Electric Industrial	2,000	30,353
Ines Corp.	9,100	59,787
Infocom Corp.	37	54,218
Information Services International-Dentsu Ltd.	5,900	66,877
INPEX Corp.	402	1,670,792
IT Holdings Corp.	12,400	164,548
ITOCHU Corp.	84,900	981,775
Itochu-Shokuhin Co. Ltd.	1,200	40,683
Iwatsu Electric Co. Ltd.	50,000	42,868
Iyo Bank Ltd. (The)	29,000	277,171
Japan Digital Laboratory Co. Ltd.	12,900	131,472
Japan Foundation Engineering Co. Ltd.	15,500	48,448
Japan Petroleum Exploration Co.	8,400	340,117
J-COM Holdings Co. Ltd.	8,700	64,086
Jidosha Buhin Kogyo Co. Ltd.	10,000	44,851
Juroku Bank Ltd. (The)	94,000	343,164
Justsystems Corp.*	18,300	73,261
JVC Kenwood Corp.	26,600	62,744
Kagoshima Bank Ltd. (The)	79,000	501,931
Kamei Corp.	8,000	61,185
Kamigumi Co. Ltd.	72,000	579,464
Kandenko Co. Ltd.	67,000	285,720
Kaneka Corp.	58,000	382,429
Kanematsu Electronics Ltd.	6,000	77,471
Kanto Natural Gas Development Ltd.	6,000	40,740
Kasai Kogyo Co. Ltd.	12,000	61,884
Kato Sangyo Co. Ltd.	9,500	198,132
Kawagishi Bridge Works Co. Ltd.	9,000	25,313
Keihin Corp.	15,700	239,170
Keiyo Bank Ltd. (The)	33,000	166,315
Kenko Mayonnaise Co. Ltd.	5,500	47,900
Kinden Corp.	50,000	430,267
Kinki Sharyo Co. Ltd.	19,000	61,355
Kintetsu World Express, Inc.	11,500	460,177
Kinugawa Rubber Industrial Co. Ltd.	13,000	74,128
Koito Manufacturing Co. Ltd.	23,000	438,447
Komatsu Wall Industry Co. Ltd.	2,700	54,867
Konica Minolta, Inc.	26,500	199,458
Konishi Co. Ltd.	13,400	251,295
Kuroda Electric Co. Ltd.	9,500	126,484
Kyoei Steel Ltd.	7,800	114,559
Kyokuto Securities Co. Ltd.	8,700	138,728
Kyowa Exeo Corp.	26,000	292,056
LEC, Inc.	4,900	56,272
Lintec Corp.	15,100	272,461
Lonseal Corp.*	46,000	49,552
Macnica, Inc.	6,000	136,291
Maeda Road Construction Co. Ltd.	34,000	527,147
Mamiya-Op Co. Ltd.	44,000	74,818
Mars Engineering Corp.	3,600	68,673
Maruka Machinery Co. Ltd.	5,300	60,852
Matsuda Sangyo Co. Ltd.	10,600	132,254
Matsumotokiyoshi Holdings Co. Ltd.	16,900	487,901
Medipal Holdings Corp.	43,700	592,472

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Megmilk Snow Brand Co. Ltd.	6,100	$90,813
Meitec Corp.	6,400	148,656
MID Reit, Inc.	28	62,646
Ministop Co. Ltd.	6,400	105,774
Miraca Holdings, Inc.	14,000	643,341
Miraial Co. Ltd.	2,000	31,226
Miroku Jyoho Service Co. Ltd.	13,000	44,930
Mitani Corp.	5,200	87,913
Mitsuba Corp.	5,000	77,733
Mitsubishi Corp.	67,300	1,149,733
Mitsubishi Pencil Co. Ltd.	2,000	39,604
Mitsubishi Shokuhin Co. Ltd.	5,100	127,260
Mitsubishi Steel Manufacturing Co. Ltd.	46,000	92,836
Mitsubishi UFJ Financial Group, Inc.	139,800	863,387
Mitsuboshi Belting Co. Ltd.	7,000	32,919
Mitsui & Co. Ltd.	111,300	1,395,725
Mitsui Knowledge Industry Co. Ltd.	254	36,218
Mitsui Matsushima Co. Ltd.	102,000	137,015
Mitsui Sugar Co. Ltd.	24,000	76,128
Mixi, Inc.	5,400	72,283
Miyazaki Bank Ltd. (The)	11,000	33,008
Mizuho Financial Group, Inc.	140,900	292,606
Moonbat Co. Ltd.	19,000	36,150
Morita Holdings Corp.	23,000	193,317
Moshi Moshi Hotline, Inc.	28,800	358,695
MTI Ltd.	5,500	38,257
Musashino Bank Ltd. (The)	3,200	105,749
NAC Co. Ltd.	17,000	282,706
Nagase & Co. Ltd.	23,000	293,245
Nakayo Telecommunications, Inc.	13,000	40,173
Namco Bandai Holdings, Inc.	27,300	442,463
NEC Fielding Ltd.	5,700	69,629
NEC Networks & System Integration Corp.	7,300	166,296
NET One Systems Co. Ltd.	21,800	168,018
Nexon Co. Ltd.	9,200	101,615
Nichiha Corp.	10,900	161,990
Nichii Gakkan Co.	32,500	280,480
Nichireki Co. Ltd.	12,000	76,546
Nifty Corp.	89	102,725
Nihon Parkerizing Co. Ltd.	8,000	158,424
Nippo Corp.	23,000	378,060
Nippon Denko Co. Ltd.	50,000	137,003
Nippon Electric Glass Co. Ltd.	48,000	233,658
Nippon Hume Corp.	9,000	53,044
Nippon Konpo Unyu Soko Co. Ltd.	11,000	183,980
Nippon Pillar Packing Co. Ltd.	24,000	160,935
Nippon Piston Ring Co. Ltd.	31,000	51,678
Nippon Seisen Co. Ltd.	12,000	52,014
Nippon Shokubai Co. Ltd.	24,000	245,492
Nippon Telegraph & Telephone Corp.	166,700	8,688,553
Nishi-Nippon City Bank Ltd. (The)	54,000	140,812
Nissan Chemical Industries Ltd.	46,000	620,084
Nisshin Fudosan Co.	9,800	65,141
Nissin Kogyo Co. Ltd.	14,800	267,995
Nitori Holdings Co. Ltd.	6,550	527,334
Nittetsu Mining Co. Ltd.	30,000	115,606
Nittoc Construction Co. Ltd.	14,600	45,537
Nittoku Engineering Co. Ltd.	8,500	81,421
NOF Corp.	14,000	78,464
North Pacific Bank Ltd.	36,900	135,655

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
NTT DoCoMo, Inc.	2,397	$3,729,025
Nuflare Technology, Inc.	19	170,261
Ohara, Inc.	4,200	28,985
Ohsho Food Service Corp.	2,800	80,258
Oita Bank Ltd. (The)	52,000	164,637
OKI Electric Cable Co. Ltd.*	26,000	35,604
Okinawa Cellular Telephone Co.	1,500	33,456
OKK Corp.	37,000	51,825
Orix JREIT, Inc.	85	97,018
Osaka Steel Co. Ltd.	2,100	34,853
Otsuka Holdings Co. Ltd.	27,100	894,813
Otsuka Kagu Ltd.	5,600	55,898
Oyo Corp.	10,500	164,250
Pal Co. Ltd.	5,900	171,527
PanaHome Corp.	28,000	180,496
Piolax, Inc.	5,700	138,494
Planex Holding, Inc.	7,600	38,731
Press Kogyo Co. Ltd.	24,000	101,946
Pressance Corp.	5,700	167,167
Prima Meat Packers Ltd.	47,000	93,694
Proto Corp.	7,400	95,490
Rengo Co. Ltd.	43,000	206,345
Renown, Inc.*	35,900	42,752
Rhythm Watch Co. Ltd.	43,000	63,964
Ricoh Leasing Co. Ltd.	8,900	237,690
Right On Co. Ltd.	6,200	56,127
Riken Corp.	35,000	139,563
Riken Keiki Co. Ltd.	6,500	48,581
Riso Kagaku Corp.	2,300	50,577
Rohm Co. Ltd.	5,100	207,117
Ryoden Trading Co. Ltd.	10,000	64,497
Ryosan Co. Ltd.	3,300	58,011
Ryoyo Electro Corp.	4,800	39,246
Sakai Chemical Industry Co. Ltd.	21,000	56,200
San-A Co. Ltd.	7,400	358,404
San-Ai Oil Co. Ltd.	9,000	33,227
San-In Godo Bank Ltd. (The)	60,000	444,419
Sanki Engineering Co. Ltd.	22,000	131,282
Sankyo Frontier Co. Ltd.	17,000	116,430
Sankyu, Inc.	46,000	173,327
Sanoh Industrial Co. Ltd.	6,900	49,535
Sanyo Housing Nagoya Co. Ltd.	4,700	56,295
Seino Holdings Co. Ltd.	40,000	351,052
Sekisui Chemical Co. Ltd.	465,000	4,937,614
Sekisui House Ltd.	29,000	419,006
Sekisui Jushi Corp.	21,000	258,706
Seven & I Holdings Co. Ltd.	169,300	6,200,333
Shiga Bank Ltd. (The)	14,000	71,767
Shimachu Co. Ltd.	6,100	149,994
Shin-Etsu Polymer Co. Ltd.	39,600	124,111
Shinko Plantech Co. Ltd.	10,400	78,120
Shinko Shoji Co. Ltd.	5,100	43,427
Shinmaywa Industries Ltd.	21,000	163,129
Shizuoka Bank Ltd. (The)	38,000	409,860
Showa Corp.	21,600	278,086
Showa Denko KK	52,000	68,579
Simplex Holdings, Inc.	161	73,173
Sinanen Co. Ltd.	14,000	51,769
Sinko Industries Ltd.	16,700	136,406
SKY Perfect JSAT Holdings, Inc.	366	167,340

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Skymark Airlines, Inc.	73,600	$242,469
SMC Corp.	31,700	6,355,076
SNT Corp.	11,900	41,218
Sodick Co. Ltd.	15,800	76,488
Sogo Medical Co. Ltd.	3,400	128,973
Sohgo Security Services Co. Ltd.	25,700	464,744
Sony Financial Holdings, Inc.	64,000	1,007,652
SRA Holdings, Inc.	5,700	60,778
St. Marc Holdings Co. Ltd.	3,000	135,422
Step Co. Ltd.	4,100	34,547
Studio Alice Co. Ltd.	7,900	112,094
Sumiken Mitsui Road Co. Ltd.	23,000	46,806
Sumitomo Corp.	40,700	507,268
Sumitomo Densetsu Co. Ltd.	18,100	259,146
Sumitomo Electric Industries Ltd.	19,900	236,891
Sumitomo Forestry Co. Ltd.	28,900	352,310
Sumitomo Heavy Industries Ltd.	75,000	314,935
Sumitomo Metal Mining Co. Ltd.	63,000	701,736
Sumitomo Mitsui Financial Group, Inc.	243,500	11,145,738
Sumitomo Pipe & Tube Co. Ltd.	12,900	129,835
Sumitomo Rubber Industries Ltd.	24,100	393,411
Suzuki Motor Corp.	263,100	6,064,540
Tachi-S Co. Ltd.	20,200	269,622
Tact Home Co. Ltd.	64	115,980
Taihei Dengyo Kaisha Ltd.	15,000	98,865
Taihei Kogyo Co. Ltd.	47,000	171,560
Taikisha Ltd.	10,500	258,144
Takamatsu Construction Group Co. Ltd.	2,200	34,761
Taka-Q Ltd.	16,500	63,326
Takara Standard Co. Ltd.	31,000	214,482
Takasago Thermal Engineering Co. Ltd.	16,000	135,017
Takata Corp.	7,800	168,018
Takeda Pharmaceutical Co. Ltd.	36,700	1,654,949
TBK Co. Ltd.	17,000	78,208
Tecmo Koei Holdings Co. Ltd.	14,500	129,685
Teijin Ltd.	27,000	59,143
Teikoku Sen-I Co. Ltd. (Class I Stock)	24,000	174,823
Tenma Corp.	4,100	47,964
TKC Corp.	5,000	90,477
Toa Corp.	8,000	63,614
Toa Corp., (XTKS)*	37,000	50,698
TOA ROAD Corp.	29,000	124,227
Toagosei Co. Ltd.	78,000	313,770
Tocalo Co. Ltd.	6,000	79,450
Tochigi Bank Ltd. (The)	29,000	99,864
Toei Co. Ltd.	19,000	122,085
Toho Holdings Co. Ltd.	20,000	331,043
Tokai Carbon Co. Ltd.	41,000	108,579
Tokai Corp.	6,400	181,002
Tokai Rika Co. Ltd.	22,100	440,265
Tokai Rubber Industries Ltd.	15,300	137,180
Tokyo Energy & Systems, Inc.	8,000	35,456
Tokyo Ohka Kogyo Co. Ltd.	10,200	234,094
Tokyo Steel Manufacturing Co. Ltd.	20,100	66,625
Tokyo Tekko Co. Ltd.	12,000	42,199
Tomen Electronics Corp.	2,400	28,472
Tomoe Engineering Co. Ltd.(a)	8,800	144,402
Tomy Co. Ltd.	8,500	39,715
Toppan Forms Co. Ltd.	19,300	167,317
Toppan Printing Co. Ltd.	29,000	201,177

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Topre Corp.	10,200	$88,164
Topy Industries Ltd.	49,000	96,053
Toridoll.corp.	8,200	85,133
Toshiba Machine Co. Ltd.	27,000	131,787
Toshiba Plant Systems & Services Corp.	32,000	479,013
Totetsu Kogyo Co. Ltd.	7,000	125,641
Touei Housing Corp.	5,400	105,608
Toyo Ink SC Holdings Co. Ltd.	66,000	325,488
Toyo Kohan Co. Ltd.	14,000	46,922
Toyo Seikan Group Holdings Ltd.	35,200	541,828
Toyoda Gosei Co. Ltd.	15,300	374,080
Toyota Boshoku Corp.	16,200	232,935
Trancom Co. Ltd.	7,500	210,147
Transcosmos, Inc.	12,500	188,826
Trusco Nakayama Corp.	11,400	226,715
TS Tech Co. Ltd.	10,900	346,205
Uniden Corp.*	16,000	37,162
Unipres Corp.	19,100	342,117
Universal Entertainment Corp.	7,100	125,763
Utoc Corp.	15,400	51,236
Valor Co. Ltd.	4,600	85,467
Vital KSK Holdings, Inc.	5,100	38,440
VT Holdings Co. Ltd.	9,200	112,526
Wakita & Co. Ltd.	27,000	239,751
Warabeya Nichiyo Co. Ltd.	7,200	110,070
Wowow, Inc.	26	87,361
Xebio Co. Ltd.	7,100	145,272
Yamaguchi Financial Group, Inc.	13,000	127,910
Yamanashi Chuo Bank Ltd. (The)	10,000	42,242
Yamaya Corp.	3,600	49,973
Yamazen Corp.	15,100	95,042
Yellow Hat Ltd.	7,600	152,947
Yodogawa Steel Works Ltd.	37,000	147,173
Yorozu Corp.	6,200	102,941
Yuasa Trading Co. Ltd.	68,000	118,211
Yusen Logistics Co. Ltd.	6,000	54,254
Zappallas, Inc.	109	76,601

		142,890,153

Kazakhstan
KazMunaiGas Exploration Production JSC, GDR	60,589	898,093

Liechtenstein
Verwaltungs-und Privat-Bank AG	458	34,572

Luxembourg — 0.1%
APERAM	3,629	39,492
ArcelorMittal	20,756	232,307
Millicom International Cellular SA, SDR	18,415	1,326,291
Oriflame Cosmetics SA, SDR(a)	30,240	957,478

		2,555,568

Malaysia
APM Automotive Holdings Bhd	13,400	21,163
Berjaya Sports Toto Bhd	140,800	194,745
Hap Seng Plantations Holdings Bhd	122,900	103,081
JCY International Bhd	751,100	158,894
Kulim Malaysia Bhd	348,600	380,652
Mudajaya Group Bhd	238,500	195,988

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Malaysia (continued)
Padini Holdings Bhd	192,100	$114,579

		1,169,102

Mexico
Consorcio ARA SAB de CV*	176,600	64,194
Grupo Mexico SAB de CV (Class B Stock)	94,000	272,044

		336,238

Netherlands — 0.4%
Aegon NV	128,890	864,726
Amsterdam Commodities NV	6,853	128,806
Heineken NV	79,526	5,061,929
ING Groep NV, CVA*	72,371	661,401
Koninklijke Ahold NV	127,564	1,897,244
Koninklijke Boskalis Westminster NV	4,183	152,381
Koninklijke KPN NV	122,076	253,282
Koninklijke Ten Cate NV	4,767	111,997
LyondellBasell Industries NV (Class A Stock)	11,300	748,738
Nutreco NV	30,058	1,272,838
Royal Dutch Shell PLC (Class A Stock), (XEQT)	54,331	1,736,075
Royal Dutch Shell PLC (Class A Stock), (XLON)	54,358	1,736,423
Royal Dutch Shell PLC (Class B Stock)	27,605	914,254
Royal Imtech NV*(a)	31,336	230,664
TKH Group NV	3,249	83,543

		15,854,301

New Zealand
Air New Zealand Ltd.	108,563	124,449
New Zealand Oil & Gas Ltd.	45,904	29,881
Nuplex Industries Ltd.	29,578	66,274
PGG Wrightson Ltd.	230,239	51,576
Restaurant Brands New Zealand Ltd.	16,718	36,736
Skellerup Holdings Ltd.	27,563	28,076
Sky Network Television Ltd.	66,561	278,768
Vector Ltd.	34,222	70,995
Warehouse Group Ltd. (The)	22,953	63,156

		749,911

Norway — 0.6%
Atea ASA	22,313	225,549
DNB ASA	399,867	5,800,734
Fred Olsen Energy ASA	26,590	1,052,958
Gjensidige Forsikring ASA	56,443	831,527
Kongsberg Gruppen A/S	32,591	589,095
SpareBank 1 SR Bank ASA	28,508	222,926
Statoil ASA	331,173	6,841,395
Telenor ASA	86,870	1,725,500
TGS Nopec Geophysical Co. ASA	28,106	816,750
Vard Holdings Ltd.	435,000	372,049
Yara International ASA	34,419	1,372,597

		19,851,080

Philippines
First Philippine Holdings Corp.	133,300	225,205

Poland — 0.1%
Asseco Poland SA	20,674	264,463
Enea SA*	68,380	272,264
Jastrzebska Spolka Weglowa SA	15,882	306,481

COMMON STOCKS (continued)	Shares	Value (Note 2)
Poland (continued)
KGHM Polska Miedz SA	23,832	$866,767
PGE SA	109,094	505,374
Synthos SA	239,774	328,874
Tauron Polska Energia SA	444,933	576,131

		3,120,354

Portugal
Banco Espirito Santo SA*	295,180	236,644
Portucel SA	172,346	548,860
Semapa-Sociedade de Investimento e Gestao	8,149	69,285

		854,789

Russia — 0.3%
Alliance Oil Co. Ltd., SDR*	36,526	199,871
Federal Grid Co. Unified Energy System JSC, GDR*	89,656	139,254
Federal Hydrogenerating Co., ADR	127,499	186,149
Gazprom Neft OAO, ADR*	13,574	243,246
Gazprom OAO, ADR	109,489	719,343
Lukoil OAO, ADR	12,990	748,874
Rosneft OAO, GDR	41,900	290,752
Rostelecom OJSC, ADR	27,474	435,463
Sberbank of Russia, ADR	398,945	4,579,889
Sistema JSFC, GDR	10,545	180,905
Surgutneftegas OAO, ADR	78,434	614,923
Tatneft OAO, ADR	14,900	541,466

		8,880,135

Singapore — 0.1%
Ausgroup Ltd.	282,000	80,013
Boustead Singapore Ltd.	154,000	162,521
Cape PLC	40,037	148,583
CH Offshore Ltd.	84,000	27,705
ComfortDelGro Corp. Ltd.	683,000	981,545
Haw Par Corp. Ltd.	6,600	37,617
Ho Bee Investment Ltd.	93,000	144,047
Hong Fok Corp. Ltd.	124,000	67,208
Hong Leong Finance Ltd.	24,000	48,283
Indofood Agri Resources Ltd.	386,000	296,506
Ipco International Ltd.*	3,119,000	61,366
Jardine Cycle & Carriage Ltd.	15,000	501,511
Mapletree Logistics Trust, REIT	300,000	260,011
Metro Holdings Ltd.	90,000	66,142
Pan-United Corp. Ltd.	238,000	168,195
QAF Ltd.	253,000	198,981
SembCorp Industries Ltd.	30,000	116,715
Singapore Land Ltd.	11,000	77,472
UMS Holdings Ltd.	104,000	41,349
UOL Group Ltd.	61,000	322,470
Wheelock Properties Singapore Ltd.	125,000	181,291

		3,989,531

South Africa — 0.1%
Astral Foods Ltd.	5,423	49,287
Gold Fields Ltd.	69,339	363,396
Kumba Iron Ore Ltd.	5,263	245,611
Lewis Group Ltd.	40,229	256,390
MTN Group Ltd.	55,185	1,026,409
Raubex Group Ltd.	11,845	26,136
Reunert Ltd.	69,419	484,561

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa (continued)
Sasol Ltd.	20,631	$898,228
Sibanye Gold Ltd.*	69,339	50,743
Telkom SA Ltd.*	57,766	97,007
Truworths International Ltd.	20,440	179,910
Vodacom Group Ltd.	85,554	907,902
Wilson Bayly Holmes-Ovcon Ltd.	24,280	378,236

		4,963,816

South Korea — 0.4%
AtlasBX Co. Ltd.	5,131	176,330
Busan City Gas Co. Ltd.	1,810	43,301
CJ Corp.	2,522	250,070
CJ O Shopping Co. Ltd.	570	171,428
Daechang Forging Co. Ltd.	1,880	80,871
Daelim Industrial Co. Ltd.	5,720	431,163
DCM Corp.	3,930	40,778
Digital Power Communications Co. Ltd.	38,300	122,228
Dongil Industries Co. Ltd.	1,090	50,250
Dongkook Industrial Co. Ltd.*	26,870	77,388
Dongyang E&P, Inc.	8,974	144,974
DRB Holding Co. Ltd.	11,162	73,596
Global & Yuasa Battery Co. Ltd.	4,450	230,553
Halla Visteon Climate Control Corp.	18,890	597,068
Hana Financial Group, Inc.	4,593	132,883
Handsome Co. Ltd.	4,350	110,287
Hankook Shell Oil Co. Ltd.	407	133,285
Hansae Yes24 Holdings Co. Ltd.	13,884	60,785
Husteel Co. Ltd.	3,150	66,401
Hyundai Motor Co.	33,050	6,482,116
Industrial Bank of Korea	9,810	93,579
INTOPS Co. Ltd.	5,130	113,498
INZI Display Co. Ltd.	28,082	53,118
Jinro Distillers Co. Ltd.	3,707	60,528
KB Financial Group, Inc.	10,360	307,253
KC Tech Co. Ltd.	16,300	75,680
Keyang Electric Machinery Co. Ltd.	17,420	40,396
Kia Motors Corp.	16,155	872,407
Korea Electric Terminal Co. Ltd.	5,400	154,355
KT&G Corp.	16,407	1,065,977
Kyungdong Pharm Co. Ltd.	12,021	148,843
MegaStudy Co. Ltd.	2,461	132,585
Neowiz Games Corp.*	3,495	46,140
Neowiz Holdings Corp.*	2,416	21,622
S&T Dynamics Co. Ltd.	14,630	159,304
S&T Motiv Co. Ltd.	2,480	58,074
Saeron Automotive Corp.	6,880	48,874
Samsung Electronics Co. Ltd.	943	1,102,201
SeAH Steel Corp.	531	49,414
Sebang Co. Ltd.	3,010	48,488
Sindoh Co. Ltd.	3,295	193,883
SK Holdings Co. Ltd.	1,977	292,399
Taekwang Industrial Co. Ltd.	262	219,451
Whanin Pharmaceutical Co. Ltd.	14,030	140,238
Woori Finance Holdings Co. Ltd.	20,360	186,957
Youngone Holdings Co. Ltd.	1,490	89,468

		15,250,487

Spain — 0.3%
Abengoa SA	11,638	28,729

COMMON STOCKS (continued)	Shares	Value (Note 2)
Spain (continued)
ACS Actividades de Construccion y Servicios SA	8,293	$219,383
Banco Bilbao Vizcaya Argentaria SA	68,546	576,048
Banco de Sabadell SA(a)	106,650	176,927
Banco Popular Espanol SA*	29,936	91,645
Banco Santander SA	83,552	534,667
Bolsas y Mercados Espanoles SA	22,606	553,847
Construcciones y Auxiliar de Ferrocarriles SA	928	396,484
Corp. Financiera Alba SA	1,952	86,387
Duro Felguera SA	53,368	343,831
Ebro Foods SA	62	1,273
Enagas SA	47,101	1,164,145
Gas Natural SDG SA	86,090	1,734,494
Grupo Catalana Occidente SA	18,543	410,579
Mapfre SA	171,100	556,689
Obrascon Huarte Lain SA	16,369	556,207
Red Electrica Corp. SA	22,737	1,250,241
Repsol SA	40,577	856,372

		9,537,948

Sweden — 0.4%
Axfood AB	13,036	544,921
Bilia AB (Class A Stock)	5,946	95,555
Boliden AB	9,525	118,065
Byggmax Group AB	12,094	66,366
Clas Ohlson AB (Class B Stock)	6,103	80,894
Electrolux AB (Class B Stock)	15,604	393,764
Holmen AB (Class B Stock)	11,086	298,695
Industrivarden AB (Class C Stock)	40,284	672,679
Intrum Justitia AB	27,163	555,956
Investment AB Kinnevik (Class B Stock)	29,386	753,372
Investor AB (Class B Stock)	28,782	772,533
JM AB	17,727	373,549
Kungsleden AB	17,622	102,863
Loomis AB (Class B Stock)	11,057	212,484
Meda AB (Class A Stock)	16,059	181,741
Modern Times Group AB (Class B Stock)	12,496	533,127
Nolato AB (Class B Stock)	15,677	270,694
Saab AB (Class B Stock)	25,399	485,282
Sandvik AB	209,588	2,503,177
Semcon AB	6,279	64,227
SKF AB (Class B Stock)	49,415	1,157,652
Swedish Match AB	25,735	913,452
Tele2 AB (Class B Stock)	25,774	302,574
TeliaSonera AB	266,933	1,739,528
Trelleborg AB (Class B Stock)	10,340	155,068
Vostok Nafta Investment Ltd., SDR*	31,568	152,518

		13,500,736

Switzerland — 1.6%
ABB Ltd.*	28,746	622,695
BB Biotech AG*	3,625	434,064
Bellevue Group AG	3,099	35,333
Conzzeta AG	19	34,831
Ferrexpo PLC	51,887	105,351
Forbo Holding AG	187	119,232
Helvetia Holding AG	1,938	782,096
Implenia AG*	6,158	307,069
Julius Baer Group Ltd.*	124,210	4,847,718

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Switzerland (continued)
Nestle SA	184,610	$12,114,182
Novartis AG	89,507	6,339,830
Roche Holding AG	67,475	16,747,116
Schweizerische National-Versicherungs- Gesellschaft AG	6,741	311,340
Swiss Life Holding AG*	1,872	303,867
Swiss Re AG*	10,569	786,343
Swisscom AG	2,491	1,090,487
Syngenta AG	13,852	5,401,709
Vaudoise Assurances Holding SA (Class B Stock)	506	186,401
Vontobel Holding AG	1,977	60,862
Walter Meier AG	2,440	126,191
Zehnder Group AG	4,999	222,813
Zurich Insurance Group AG*	25,388	6,580,802

		57,560,332

Taiwan — 0.2%
Ability Enterprise Co. Ltd.	59,000	52,888
Accton Technology Corp.	135,000	83,518
Alcor Micro Corp.	31,000	32,707
Alpha Networks, Inc.	83,000	53,412
AMPOC Far-East Co. Ltd.	49,000	44,406
Anpec Electronics Corp.	48,000	31,172
Asustek Computer, Inc.	19,000	162,541
Audix Corp.	47,000	42,251
AV Tech Corp.	32,000	100,094
China Ecotek Corp.	16,000	42,899
China Petrochemical Development Corp.	61,100	30,985
Chin-Poon Industrial Co.	178,000	260,753
Creative Sensor, Inc.	77,000	41,841
CviLux Corp.	33,000	40,534
Cyberlink Corp.	28,000	92,816
Dynapack International Technology Corp.	55,000	165,445
Elite Material Co. Ltd.	204,000	178,779
Farglory Land Development Co. Ltd.	125,000	228,925
Feng Tay Enterprise Co. Ltd.	126,000	211,356
Flytech Technology Co. Ltd.	27,000	84,399
Gigabyte Technology Co. Ltd.	226,000	210,333
Great China Metal Industry	36,000	39,568
Greatek Electronics, Inc.	39,000	32,653
Holiday Entertainment Co. Ltd.	56,000	83,450
ICP Electronics, Inc.	88,400	100,539
Kung Long Batteries Industrial Co. Ltd.	63,000	157,463
Lite-On Technology Corp.	181,000	316,381
Lotes Co. Ltd.	19,000	46,518
Macroblock, Inc.	19,000	50,504
Makalot Industrial Co. Ltd.	38,000	180,905
Micro-Star International Co. Ltd.	142,000	74,128
Portwell, Inc.	62,000	59,316
POU Chen Corp.	319,000	301,314
Powertech Technology, Inc.	131,000	244,450
Primax Electronics Ltd.	92,000	77,759
Radiant Opto-Electronics Corp.	37,390	121,955
Sercomm Corp.	101,000	132,419
Sigurd Microelectronics Corp.	160,000	129,212
Simplo Technology Co. Ltd.	80,000	344,769
Sitronix Technology Corp.	25,000	32,418
Syncmold Enterprise Corp.	44,000	75,727
Taiwan Semiconductor Co. Ltd.	127,000	77,822

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Teco Electric and Machinery Co. Ltd.	147,000	$146,327
Test Research, Inc.	98,380	138,195
Topco Scientific Co. Ltd.	49,000	86,485
Transcend Information, Inc.	34,000	104,853
TSRC Corp.	157,500	301,419
Ways Technical Corp. Ltd.	51,000	113,596
Wistron Corp.	197,400	199,040
Zinwell Corp.	103,000	83,726

		6,044,965

Thailand — 0.1%
Delta Electronics Thailand PCL, NVDR	413,000	531,324
Hana Microelectronics PCL, NVDR	103,500	64,511
Khon Kaen Sugar Industry PCL, NVDR	208,100	77,508
Lanna Resources PCL, NVDR	70,350	23,885
PTT Exploration & Production PCL, NVDR	122,900	625,107
PTT PCL, NVDR	54,200	582,854

		1,905,189

Turkey — 0.1%
Eczacibasi Yatirim Holding Ortakligi A/S	22,960	70,101
EGE Seramik Sanayi ve Ticaret A/S	54,280	64,311
Ford Otomotiv Sanayi A/S	20,486	282,492
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	110,775	183,572
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	158,504	114,868
Koza Anadolu Metal Madencilik Isletmeleri A/S*	119,841	176,848
Sinpas Gayrimenkul Yatirim Ortakligi A/S, REIT	129,568	77,183
Turk Hava Yollari A/S	93,941	364,988
Turk Telekomunikasyon A/S	94,280	364,895
Turk Traktor ve Ziraat Makineleri A/S	15,400	542,599

		2,241,857

United Kingdom — 4.2%
3i Infrastructure PLC	140,513	287,019
Aberdeen Asset Management PLC	198,091	1,152,826
Afren PLC*	249,008	490,874
African Barrick Gold PLC	137,220	200,358
AMEC PLC	80,926	1,237,706
Amlin PLC	165,337	989,096
Anglo American PLC, (JSE)	7,074	137,334
Anglo American PLC, (XLON)	51,349	989,533
Anglo Pacific Group PLC	9,801	25,335
Antofagasta PLC	60,057	727,721
ARM Holdings PLC	66,655	806,335
Ashmore Group PLC	161,308	842,025
AstraZeneca PLC	114,420	5,409,678
Avocet Mining PLC	74,469	7,713
BAE Systems PLC	333,918	1,944,578
Balfour Beatty PLC	207,978	751,894
Barclays PLC	1,536,121	6,541,986
Bellway PLC	14,476	279,544
Berendsen PLC	10,549	119,326
Berkeley Group Holdings PLC	18,525	600,054
BG Group PLC	438,233	7,447,401
BHP Billiton PLC	284,724	7,259,890
Bloomsbury Publishing PLC	22,155	41,194
Bovis Homes Group PLC	15,214	176,417
BP PLC	254,865	1,768,760

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
British American Tobacco PLC	95,710	$4,908,955
British Sky Broadcasting Group PLC	114,927	1,384,528
BT Group PLC	170,703	801,413
Bumi PLC*	51,683	203,830
Capita PLC	357,639	5,256,969
Carillion PLC	99,781	419,250
Carphone Warehouse Group PLC	74,020	280,328
Centamin PLC*	351,494	170,483
Centrica PLC	1,553,422	8,496,824
Chemring Group PLC	58,823	254,369
Chesnara PLC	9,881	37,571
Close Brothers Group PLC	31,364	469,161
Cobham PLC	231,852	924,411
Compass Group PLC	43,901	560,952
Computacenter PLC	14,895	101,573
Concentric AB	20,796	206,096
Costain Group PLC	22,481	95,141
Cranswick PLC	17,753	311,868
CSR PLC	18,391	150,705
Dart Group PLC	69,404	206,107
Debenhams PLC	210,143	304,775
Delphi Automotive PLC	6,800	344,692
Diageo PLC	245,652	7,044,436
Drax Group PLC	85,436	758,180
Electrocomponents PLC	32,161	119,242
EnQuest PLC*	174,365	313,303
Eurasian Natural Resources Corp. PLC	195,032	607,994
Evraz PLC	100,574	148,371
Fenner PLC	56,982	265,639
FirstGroup PLC	88,244	129,451
Galliford Try PLC	13,099	186,272
Gem Diamonds Ltd.*	9,616	19,854
GKN PLC	213,537	977,449
GlaxoSmithKline PLC	168,714	4,217,240
Go-Ahead Group PLC	8,516	191,937
Greene King PLC	34,341	404,453
Greggs PLC	57,144	362,778
Halfords Group PLC	51,888	249,562
Highland Gold Mining Ltd.	116,875	95,547
Hilton Food Group Ltd.	7,603	42,208
Home Retail Group PLC	42,731	87,041
HSBC Holdings PLC, (QMTF)	774,717	8,020,033
HSBC Holdings PLC, (XHKG)	181,600	1,882,333
ICAP PLC	40,519	223,721
IG Group Holdings PLC	51,400	453,907
Imperial Tobacco Group PLC	54,925	1,904,515
Inchcape PLC	50,162	381,912
Inmarsat PLC	33,672	344,838
Interserve PLC	38,443	296,879
Investec PLC	47,295	297,635
J. Sainsbury PLC	175,336	947,670
JD Sports Fashion PLC	3,017	40,404
JKX Oil & Gas PLC*(a)	216,992	188,528
Kazakhmys PLC	97,061	383,113
Kier Group PLC	4,682	81,537
Ladbrokes PLC	225,588	685,312
Lancashire Holdings Ltd.	11,885	143,331
Legal & General Group PLC	651,115	1,697,045
Lloyds Banking Group PLC*	526,373	505,486
Man Strategic Holdings PLC*	130,731	165,143

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Micro Focus International PLC	19,634	$211,611
Millennium & Copthorne Hotels PLC	13,217	113,171
Mitie Group PLC	131,819	503,679
Mondi PLC	43,370	539,985
Morgan Advanced Materials PLC	89,377	354,159
National Grid PLC	63,761	722,775
Next PLC	9,391	650,520
Northern Petroleum PLC*	32,400	15,030
Persimmon PLC*	12,855	—
Petropavlovsk PLC	105,183	143,910
Premier Farnell PLC	50,541	155,234
Premier Oil PLC	827,268	4,196,523
Prudential PLC	398,361	6,502,396
QinetiQ Group PLC	108,210	297,135
Reckitt Benckiser Group PLC	27,164	1,921,498
Rio Tinto PLC	11,955	486,200
Royal Bank of Scotland Group PLC*	451,470	1,873,513
RPC Group PLC	25,679	160,155
RSA Insurance Group PLC	559,398	1,014,863
SABMiller PLC	27,823	1,333,936
Sage Group PLC (The)	104,463	539,891
Segro PLC, REIT	30,423	129,064
Smith & Nephew PLC	227,051	2,542,955
Smiths Group PLC	84,332	1,677,777
Smiths News PLC	57,689	132,711
SSE PLC	15,063	348,825
St. Ives PLC	41,234	92,818
Standard Life PLC	270,314	1,422,583
Taylor Wimpey PLC	305,887	445,682
Tesco PLC	433,347	2,182,268
Tetragon Financial Group Ltd.*	12,606	136,019
Unilever PLC	161,627	6,543,053
Vedanta Resources PLC	9,961	154,824
Vesuvius PLC	41,167	230,661
Vodafone Group PLC	2,279,180	6,531,435
WH Smith PLC	45,161	493,196
WM Morrison Supermarkets PLC	367,877	1,464,325
WPP PLC	300,131	5,130,117
WS Atkins PLC	31,671	486,880
Xchanging PLC	52,821	101,628

		152,971,902

United States — 2.7%
3M Co.	10,927	1,194,867
Abbott Laboratories	50,391	1,757,638
Air Products & Chemicals, Inc.	13,000	1,190,410
Alacer Gold Corp.	58,000	122,430
American Electric Power Co., Inc.	27,118	1,214,344
AT&T, Inc.	35,628	1,261,231
Automatic Data Processing, Inc.	20,065	1,381,676
Baxter International, Inc.	21,959	1,521,100
Boart Longyear Ltd.(a)	76,475	47,210
Bristol-Myers Squibb Co.	27,964	1,249,711
Caterpillar, Inc.(a)	10,478	864,330
Chevron Corp.	15,914	1,883,263
Coca-Cola Co. (The)	52,656	2,112,032
Colgate-Palmolive Co.	40,632	2,327,807
Comcast Corp. (Class A Stock)	25,893	1,084,399
ConocoPhillips	11,806	714,263
CSX Corp.	36,194	839,339

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Cummins, Inc.	5,682	$616,270
Deere & Co.	13,108	1,065,025
Dominion Resources, Inc.	22,896	1,300,951
Duke Energy Corp.	24,465	1,651,387
EI du Pont de Nemours & Co.	12,901	677,303
Eli Lilly & Co.	24,274	1,192,339
Emerson Electric Co.	17,421	950,141
Exelon Corp.	35,863	1,107,449
Exxon Mobil Corp.	14,277	1,289,927
General Mills, Inc.	92,134	4,471,263
Hewlett-Packard Co.	26,768	663,846
Illinois Tool Works, Inc.	15,459	1,069,299
Intel Corp.	88,121	2,134,291
International Business Machines Corp.	7,725	1,476,325
Johnson & Johnson	50,503	4,336,188
Kimberly-Clark Corp.	47,220	4,586,951
Lockheed Martin Corp.	31,893	3,459,115
Lowe’s Cos., Inc.	34,679	1,418,371
McDonald’s Corp.	39,705	3,930,795
Medtronic, Inc.	29,267	1,506,372
Merck & Co., Inc.	20,715	962,212
Mondelez International, Inc. (Class A Stock)	49,581	1,414,546
Monsanto Co.	10,875	1,074,450
NextEra Energy, Inc.	40,411	3,292,688
Nicholas Financial, Inc.	5,500	83,160
NIKE, Inc. (Class B Stock)	20,239	1,288,820
Norfolk Southern Corp.	12,052	875,578
Occidental Petroleum Corp.	9,532	850,540
PepsiCo, Inc.	34,735	2,840,976
Pfizer, Inc.	42,366	1,186,683
Philip Morris International, Inc.	13,312	1,153,085
PPG Industries, Inc.	6,800	995,588
Praxair, Inc.	11,906	1,371,095
Procter & Gamble Co. (The)	32,134	2,473,997
QUALCOMM, Inc.	19,423	1,186,357
Raytheon Co.	36,800	2,433,216
Southern Co. (The)	38,645	1,705,404
Target Corp.	32,004	2,203,795
Texas Instruments, Inc.	31,301	1,091,466
United Technologies Corp.	10,555	980,982
Verizon Communications, Inc.	23,207	1,168,240
Visa, Inc. (Class A Stock)	7,386	1,349,792
Walgreen Co.	33,679	1,488,612
Wal-Mart Stores, Inc.	36,567	2,723,876
Williams Cos., Inc. (The)	19,301	626,703
Yum! Brands, Inc.	22,288	1,545,450
Zoetis, Inc.	13,353	412,474

		98,449,443

TOTAL COMMON STOCKS (cost $854,657,842)		865,447,058

EXCHANGE TRADED FUNDS — 21.3%
iShares Core S&P 500 ETF	1,514,667	243,815,947
iShares Core Total US Bond Market ETF	349,701	37,487,947
iShares Russell 1000 Value Index Fund	2,399,441	201,049,161
SPDR Barclays High Yield Bond(a)	1,555,442	61,424,405
SPDR S&P 500 ETF Trust(a)	1,431,878	229,114,799

TOTAL EXCHANGE TRADED FUNDS (cost $694,468,048)		772,892,259

PREFERRED STOCKS — 0.1%	Shares	Value (Note 2)
Brazil
AES Tiete SA, (PRFC)	35,500	332,353
Cia Energetica do Ceara, (PRFC A)	4,400	80,493
Metalurgica Gerdau SA (PRFC)	18,600	132,372

		545,218

Germany — 0.1%
Draegerwerk AG & Co. KGAA, (PRFC)	2,342	320,353
Jungheinrich AG (PFRC)	5,163	230,098
KSB AG (PRFC)	248	139,639
ProSiebenSat.1 Media AG (PRFC)*	11,735	503,315
Volkswagen AG, (PRFC)	2,868	579,286

		1,772,691

Italy
Unipol Gruppo Finanziario SpA (PRFC)	23,625	70,605

TOTAL PREFERRED STOCKS (cost $2,252,977)		2,388,514

RIGHTS*	Units
France
Groupe Fnac, expiring 05/15/15	6	16

Spain
Repsol SA, expiring 07/05/13	31,522	17,561

TOTAL RIGHTS (cost $18,864)		17,577

UNAFFILIATED MUTUAL FUNDS — 11.3%	Shares
Aston Montag & Caldwell Growth Fund (Institutional Shares)	3,383,949	89,674,649
Caledonia Investments PLC (Ordinary Shares)	4,985	136,997
Neuberger Berman Genesis Fund (Institutional Shares)	2,697,784	148,539,987
T. Rowe Price Value Fund (Retail Shares)	5,537,568	171,886,111

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $361,888,851)		410,237,744

WARRANTS* — 0.1%	Units
Luxembourg
Idea Cellular Ltd., expiring 03/13/17 (cost $3,332,559)	2,257,625	5,341,541

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.7%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.280%(c)	10/25/34	Aaa	$707	663,863
Series 2005-1, Class A2C
0.550%(c)	04/25/35	Aa3	1,274	1,221,049

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	A+(d)	$1,183	$1,186,333
Series 2012-3, Class A, 144A
1.640%	11/15/16	A+(d)	1,129	1,130,201
Series 2013-1, Class A, 144A
1.450%	04/16/18	A+(d)	1,514	1,511,964
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class B
1.310%	11/08/17	AA(d)	1,105	1,097,534
Series 2012-5, Class B
1.120%	11/08/17	AA+(d)	1,345	1,330,973
CLI Funding LLC,
Series 2013-2A, Class NOTE, 144A
3.220%	06/18/28	A(d)	1,875	1,828,586
Cronos Containers Program Ltd. (Bermuda),
Series 2013-1A, Class A, 144A
3.080%	04/18/28	A(d)	1,711	1,663,948
DT Auto Owner Trust,
Series 2012-2A, Class DS, 144A
4.350%	03/15/19	BBB(d)	1,275	1,321,630
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	A+(d)	4,371	4,362,620
Global SC Finance II SRL (Barbados),
Series 2013-1A, Class A, 144A
2.980%	04/17/28	A(d)	3,683	3,744,433
Lake Country Mortgage Loan Trust,
Series 2006-HE1, Class M1, 144A
0.843%(c)	07/25/34	AA+(d)	4,020	3,825,854
Park Place Securities, Inc.,
Series 2005-WHQ4, Class A2D
0.570%(c)	09/25/35	Ba3	509	505,709
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A, 144A
1.780%	06/15/16	AA(d)	293	292,701

TOTAL ASSET-BACKED SECURITIES (cost $25,641,185)				25,687,398

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
BB-UBS Trust,
Series 2012-SHOW, Class B, 144A
3.882%	11/05/36	Aa2	2,500	2,399,907
Extended Stay America Trust,
Series 2013-ESH7, Class A27, 144A
2.958%	12/05/31	Aaa	1,830	1,776,127
Series 2013-ESH7, Class B7, 144A
3.604%	12/05/31	AA-(d)	1,830	1,743,110
Federal National Mortgage Assoc.,
Series 2011-M8, Class SA, IO
6.107%(c)	08/25/21	NR	9,484	2,700,907
Series 2011-M9, Class SA, IO
6.157%	01/25/21	NR	12,195	2,946,192
FREMF Mortgage Trust,
Series 2012-K18, Class B
4.410%(c)	01/25/45	NR	875	836,748
Series 2012-K21, Class B
4.072%(c)	07/25/45	Aaa	1,885	1,695,408
Series 2012-K22, Class B

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
3.812%(c)	08/25/45		A+(d)	$1,345	$1,181,272
Series 2012-K22, Class C
3.812%(c)	08/25/45		A-(d)	1,655	1,314,538
Series 2012-K706, Class B
4.162%(c)	11/25/44		A2	3,805	3,786,626
Series 2012-K711, Class B
3.684%(c)	08/25/45		NR	1,395	1,336,297
Series 2012-KF01, Class B
2.793%(c)	10/25/44		A3	5,780	5,810,582
Series 2013-K712, Class B
3.483%	05/25/45		A-(d)	2,635	2,420,434
Government National Mortgage Assoc.,
Series 2012-53, Class IO, IO
1.021%(c)	03/16/47		NR	19,829	1,426,512
Series 2012-70, Class IO, IO
0.963%(c)	08/16/52		NR	17,730	1,204,054
Series 2012-107, Class IO, IO
0.700%(c)	12/16/53		NR	33,690	2,279,465
Series 2012-123, Class IO, IO
0.953%	12/16/51		NR	19,732	1,532,516
Series 2012-132, Class IO, IO
1.140%(c)	06/16/54		NR	3,771	297,420
Series 2012-135, Class IO, IO
1.042%(c)	01/16/53		NR	30,622	2,604,709
Series 2013-17, Class IO, IO
0.989%(c)	06/16/54		NR	4,552	328,464
Series 2013-63, Class IO, IO
0.772%	04/16/46		NR	29,720	2,127,915
Morgan Stanley Capital I, Inc.,
Series 2013-WLSR, Class A, 144A
2.695%	01/11/32		AAA(d)	1,620	1,602,383

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $46,209,386)					43,351,586

CORPORATE BONDS — 8.7%
Australia — 0.1%
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22		A3	2,210	2,131,096

British Virgin Islands
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23		Aa3	1,220	1,102,096

Canada — 1.2%
Agrium, Inc.,
Sr. Unsec’d. Notes
3.150%	10/01/22		Baa2	1,045	982,425
3.500%	06/01/23		Baa2	1,105	1,062,915
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/18	(a)	Aaa	5,050	5,162,110
Bank of Nova Scotia,
Covered Bonds, 144A
1.450%	07/26/13		Aaa	2,540	2,541,524
1.950%	01/30/17	(a)	Aaa	5,475	5,594,355
2.150%	08/03/16	(a)	Aaa	4,620	4,769,226

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
6.125%	07/01/22		B2	$1,440	$1,413,000
Canadian Imperial Bank of Commerce,
Covered Bonds, 144A
2.750%	01/27/16	(a)	Aaa	8,560	8,951,192
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20	(a)	BB-(d)	2,090	2,032,525
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17	(a)	Aaa	12,580	12,641,642

					45,150,914

Cayman Islands
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21	(a)	Baa2	1,410	1,595,681

Chile — 0.1%
Corpbanca SA,
Sr. Unsec’d. Notes
3.125%	01/15/18	(a)	Baa1	2,825	2,676,981
SACI Falabella,
Sr. Unsec’d. Notes, 144A
3.750%	04/30/23	(a)	BBB(d)	2,550	2,333,250

					5,010,231

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16	(a)	A2	1,985	2,079,208

France — 0.1%
Electricite de France SA,
Sub. Notes, 144A
5.250%(c)	01/29/49	(a)	A3	3,505	3,350,780

Germany — 0.4%
KFW,
Gov’t. Gtd. Notes
3.500%	03/10/14		Aaa	10,840	11,082,924
Norddeutsche Landesbank Girozentrale,
Sr. Notes, 144A
0.875%	10/16/15		Aaa	4,400	4,395,600

					15,478,524

Japan
Softbank Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	04/15/20		Baa3	1,315	1,267,331

Luxembourg — 0.2%
ArcelorMittal,
Sr. Unsec’d. Notes
4.250%	02/25/15		Ba1	1,270	1,279,525
Sberbank of Russia Via SB Capital SA,
Sub. Notes, 144A
5.250%	05/23/23		NR	2,945	2,683,297

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Luxembourg (continued)
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	(a)	Ba3	$1,850	$1,863,875

					5,826,697

Mexico — 0.2%
Fomento Economico Mexicano SAB de CV,
Sr. Unsec’d. Notes
4.375%	05/10/43		BBB+(d)	3,930	3,421,108
Mexico Generadora de Energia S de rl,
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	(a)	Baa2	2,255	2,119,700
Petroleos Mexicanos,
Gtd. Notes
5.500%	06/27/44		Baa1	1,085	976,500

					6,517,308

Netherlands — 0.5%
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes, 144A
1.375%	03/23/15	(a)	Aaa	2,994	3,036,264
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.875%	02/08/22		Aa2	750	755,264
Lukoil International Finance BV,
Gtd. Notes, 144A
4.563%	04/24/23		Baa2	2,040	1,897,200
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, 144A
1.375%	05/16/14		Aaa	5,930	5,979,450
NXP BV/NXP Funding LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/23	(a)	B3	2,220	2,236,650
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23	(a)	A3	6,010	5,513,225

					19,418,053

Norway — 0.6%
DNB Boligkreditt A/S,
Covered Bonds, 144A
1.450%	03/21/18		Aaa	8,140	7,905,388
Eksportfinans ASA,
Sr. Unsec’d. Notes
3.000%	11/17/14		Ba1	2,475	2,475,000
Sparebank 1 Boligkreditt A/S,
Covered Bonds, 144A
1.250%	10/25/14		Aaa	2,380	2,386,188
1.750%	11/15/19		Aaa	7,695	7,237,917

					20,004,493

Panama
ENA Norte Trust,
Pass-Through Certificates, 144A
4.950%	04/25/23		Baa3	1,146	1,145,223

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18	(a)	BBB(d)	1,680	1,633,800

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Supranational Bank
Eurasian Development Bank,
Sr. Unsec’d. Notes, 144A
4.767%	09/20/22		A3	$440	$417,197

Sweden — 0.2%
Swedbank Hypotek AB,
Covered Bonds, 144A
1.375%	03/28/18	(a)	Aaa	6,250	6,041,250
2.375%	04/05/17	(a)	Aaa	1,115	1,145,440

					7,186,690

Switzerland — 0.2%
Credit Suisse AG,
Covered Bonds, 144A
1.625%	03/06/15		Aaa	2,385	2,419,583
UBS AG,
Covered Bonds, 144A
2.250%	03/30/17	(a)	Aaa	2,790	2,882,918

					5,302,501

Ukraine — 0.1%
National JSC Naftogaz of Ukraine,
Gov’t. Gtd. Notes
9.500%	09/30/14		NR	2,430	2,423,925

United Kingdom — 0.4%
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19	(a)	Aa3	1,800	2,144,245
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	Aa3	2,995	3,066,350
Pearson Funding Five PLC,
Gtd. Notes, 144A
3.250%	05/08/23		Baa1	1,560	1,438,066
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18	(a)	A3	3,590	3,488,629
UBM PLC,
Notes, 144A
5.750%	11/03/20		Baa3	1,395	1,414,163
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14		Baa3	1,005	1,084,607

					12,636,060

United States — 4.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.900%	11/06/22		Baa1	1,070	1,000,601
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	(a)	Baa3	745	694,564
4.625%	10/01/42		Baa3	375	334,648
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
3.900%	06/15/23		Baa2	1,700	1,623,024
Alliance One International, Inc.,
Sr. Unsec’d. Notes
10.000%	07/15/16		B2	1,895	1,937,637

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Altria Group, Inc.,
Gtd. Notes
9.950%	11/10/38		Baa1	$565	$836,207
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19	(a)	B1	1,635	1,798,500
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	11/15/14		Baa1	1,755	1,862,852
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	(a)	Aa1	3,215	2,981,797
APX Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	12/01/19	(a)	B1	1,715	1,629,250
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	(a)	Baa2	1,035	945,124
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20	(a)	Baa1	2,790	3,071,698
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	(a)	Baa2	8,655	8,180,247
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23	(a)	Baa2	1,080	997,596
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21	(a)	B1	2,010	2,145,675
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.100%	05/29/15		A2	815	819,425
1.375%	05/20/14		A2	1,160	1,169,727
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22		AA-(d)	2,440	2,280,339
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19		Ba3	2,270	2,247,300
Chevron Corp.,
Sr. Unsec’d. Notes
3.191%	06/24/23		Aa1	2,475	2,462,999
Cielo SA/Cielo USA, Inc.,
Gtd. Notes, 144A
3.750%	11/16/22		Baa2	720	631,800
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.375%	03/01/23	(a)	Baa2	4,315	4,127,789
8.125%	07/15/39		A3	280	369,807
CNA Financial Corp.,
Sr. Unsec’d. Notes
7.350%	11/15/19		Baa3	880	1,065,513
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16		Aa3	1,380	1,408,007
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	A3	1,755	1,675,765

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		Baa3	$345	$396,850
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	06/01/17		Baa2	1,245	1,430,272
Digital Realty Trust LP,
Gtd. Notes, REIT
5.250%	03/15/21		Baa2	880	917,937
5.875%	02/01/20		Baa2	1,440	1,571,255
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43	(a)	Baa2	1,875	1,733,259
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22		Ba3	785	796,775
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39		Baa3	375	417,030
Express Scripts Holding Co.,
Gtd. Notes
6.125%	11/15/41		Baa3	810	935,463
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16		Baa3	2,280	2,242,802
4.250%	02/03/17	(a)	Baa3	1,715	1,791,877
5.000%	05/15/18		Ba1	2,045	2,180,837
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
3.550%	03/01/22		Baa3	630	572,265
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42	(a)	Aa3	1,010	939,800
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	05/15/23	(a)	Ba3	1,265	1,178,031
George Washington University (The),
Bonds
3.485%	09/15/22		A1	1,275	1,248,066
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23	(a)	Baa2	3,670	3,273,214
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23	(a)	A3	3,575	3,420,463
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.500%	03/30/20		Baa3	1,355	1,498,568
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20	(a)	B1	865	827,156
HCA, Inc.,
Sr. Sec’d. Notes
5.875%	03/15/22		Ba3	1,965	2,016,581
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
4.125%	04/01/19		Baa2	2,600	2,719,577

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/01/43		A3	$775	$736,186
Hornbeck Offshore Services, Inc.,
Gtd. Notes, 144A
5.000%	03/01/21	(a)	Ba3	2,280	2,114,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18		Ba3	1,550	1,627,500
ING US, Inc.,
Gtd. Notes, 144A
5.500%	07/15/22		Baa3	2,850	3,031,685
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20		Ba1	1,685	1,743,975
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	(a)	A2	1,970	1,870,322
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		Aa2	2,975	3,388,796
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	09/01/23	(a)	Baa2	1,855	1,738,423
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.875%	02/01/38		Baa2	145	177,153
6.875%	01/26/39		Baa2	1,005	1,240,373
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42		Baa2	1,435	1,376,374
Lorillard Tobacco Co.,
Gtd. Notes
8.125%	06/23/19	(a)	Baa2	1,710	2,095,400
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	Baa3	1,910	1,761,715
6.700%	07/15/34		Ba1	1,390	1,581,839
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22	(a)	Baa2	2,665	2,465,551
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		Baa1	1,160	1,346,639
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23	(a)	Baa1	6,630	6,340,156
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20		A2	1,545	1,658,383
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.875%	11/15/41		Baa1	710	679,269
Nisource Finance Corp.,
Gtd. Notes
4.800%	02/15/44		Baa3	1,260	1,140,927
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		Baa2	1,470	1,517,794
6.000%	03/01/41		Baa2	595	670,331

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/14		Baa1	$785	$826,700
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22	(a)	Baa2	1,140	1,048,036
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22	(a)	A1	2,195	2,024,181
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		Baa1	860	779,776
Piedmont Operating Partnership LP,
Gtd. Notes, REIT, 144A
3.400%	06/01/23		Baa2	1,230	1,158,451
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
4.875%	05/01/21		B3	1,395	1,332,225
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22	(a)	Ba3	1,845	1,771,200
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22	(a)	Baa2	1,780	1,654,683
7.250%	06/15/37		Baa3	410	487,795
Sr. Sec’d. Notes
7.625%	06/01/16		Baa3	1,065	1,241,662
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
7.125%	04/15/19		Ba3	2,080	2,197,000
Rowan Cos., Inc.,
Gtd. Notes
5.400%	12/01/42		Baa3	2,380	2,157,287
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	04/15/23	(a)	Ba3	1,315	1,242,675
SLM Corp.,
Sr. Unsec’d. Notes, MTN
6.000%	01/25/17		Ba1	570	595,650
Southern Copper Corp.,
Sr. Unsec’d. Notes
6.750%	04/16/40		Baa2	750	737,406
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.625%	11/15/22		B3	865	906,088
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		A1	1,220	1,073,438
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	(a)	B2	770	785,400
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42	(a)	Baa2	600	570,872
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	(a)	Baa3	1,575	1,609,373

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23	(a)	B3	$1,405	$1,397,975
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		A2	695	685,342
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/20		B2	1,670	1,807,775
Valero Energy Corp.,
Gtd. Notes
4.500%	02/01/15		Baa2	315	331,744
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	(a)	A3	920	848,094
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	(a)	Baa2	2,200	2,050,591
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37		Baa3	410	490,311

					152,521,190

Venezuela — 0.1%
Petroleos de Venezuela SA,
Sr. Unsec’d. Notes
4.900%	10/28/14		NR	2,630	2,465,625

TOTAL CORPORATE BONDS (cost $323,258,707)					314,664,623

FOREIGN GOVERNMENT BONDS — 0.2%
Ecuador Government International Bond (Ecuador),
Notes
9.375%	12/15/15		Caa2	300	311,250
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53		Baa2	2,645	2,122,613
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
9.625%	12/01/18		Aa1	1,170	1,575,824
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		Aa2	2,230	2,319,178
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes
5.250%	11/21/17		B1	1,430	1,394,250
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
8.500%	10/08/14		B2	1,340	1,329,950

TOTAL FOREIGN GOVERNMENT BONDS (cost $9,174,055)					9,053,065

MUNICIPAL BONDS — 0.5%
Florida — 0.2%
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds,
2.995%	07/01/20		Aa3	7,695	7,176,896

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds,
6.637%	04/01/57	A2	$2,855	$3,142,670

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited,
7.350%	07/01/35	A1	2,465	2,726,586

North Carolina
University of North Carolina at Chapel Hill,
Revenue Bonds,
3.596%	12/01/33	Aaa	1,685	1,520,527

Ohio
American Municipal Power, Inc.,
Revenue Bonds,
8.084%	02/15/50	A3	1,165	1,490,000

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds,
3.964%	04/15/26	A2	2,720	2,518,638

TOTAL MUNICIPAL BONDS (cost $20,150,128)				18,575,317

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.2%
Federal Home Loan Mortgage Corp.,
Series 4170, Class DS
3.858%(c)	01/15/33	NR	5,478	4,915,823
Series 4170, Class QI, IO
3.000%	05/15/32	NR	6,375	797,098
Series 4192, Class US
5.169%(c)	03/15/43	NR	3,309	2,864,976
Federal National Mortgage Assoc.,
Series 2010-105, Class QI, IO
6.457%(c)	07/25/39	NR	2,637	508,220
Series 2010-109, Class IQ, IO
5.500%	08/25/40	NR	19,656	2,700,584
Series 2010-140, Class GS, IO
5.807%(c)	07/25/39	NR	7,874	1,309,305
Series 2012-111, Class HS
3.506%(c)	10/25/42	NR	2,130	1,908,131
Series 2012-128, Class HS
5.690%(c)	11/25/42	NR	3,066	2,612,190
Series 2012-134, Class IL, IO
3.500%	12/25/32	NR	1,956	354,952
Series 2012-137, Class US
5.167%(c)	12/25/42	NR	714	629,372
Series 2012-150, Class DS
5.711%(c)	01/25/43	NR	2,582	2,250,447
Series 2012-2, Class PS, IO
6.350%(c)	07/25/41	NR	2,763	516,449
Series 2012-75, Class SH, IO
6.457%(c)	11/25/41	NR	8,615	1,380,406
Series 2013-51, Class GI, IO
3.000%	05/25/33	NR	6,013	972,863
Series 2646, Class SH
13.516%(c)	07/15/33	NR	46	46,057
Series 3767, Class DS, IO
6.508%(c)	02/15/39	NR	4,210	720,825

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 3792, Class DS, IO
6.408%(c)	11/15/40	NR	$5,217	$650,209
Series 3792, Class SP, IO
6.408%(c)	06/15/39	NR	12,438	1,311,260
Series 3946, Class SL, IO
6.458%(c)	04/15/41	NR	1,622	378,743
Series 3955, Class SB, IO
6.458%(c)	02/15/41	NR	2,432	524,883
Series 4058, Class PS, IO
5.958%(c)	12/15/41	NR	3,823	560,038
Government National Mortgage Assoc.,
Series 2009-44, Class FK
1.243%(c)	06/16/39	NR	840	857,057
Series 2012-7, Class A
3.500%	04/20/36	NR	1,756	1,856,680
Series 2012-65, Class A
3.500%	03/20/36	NR	2,545	2,705,909
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
0.610%(c)	05/25/36	Aa3	1,035	1,008,013
Series 2006-2, Class 2A1
0.550%(c)	08/25/36	Aaa	1,213	1,141,769
JPMorgan Mortgage Trust,
Series 2013-1, Class 2A2, 144A
2.500%(c)	03/01/43	NR	3,912	3,807,559
Opteum Mortgage Acceptance Corp.,
Series 2005-3, Class APT
0.490%(c)	07/25/35	Baa1	1,877	1,785,575
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 1A1
2.630%(c)	09/25/37	B3	1,711	1,632,509
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-16, Class A5
5.000%	11/25/36	Baa3	844	867,500

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $44,861,478)				43,575,402

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Federal Home Loan Mortgage Corp.
1.140%	10/15/18		25,180	24,213,441
3.000%	01/01/43-03/01/43		32,048	31,298,139
3.000%	TBA		17,085	16,652,536
Federal National Mortgage Assoc.
2.500%	TBA		8,885	8,936,366
2.630%	10/10/24		36,190	33,271,096
3.000%	TBA		31,306	30,586,939
3.500%	TBA		16,245	16,491,212
4.000%	TBA		2,705	2,817,955
4.500%	10/01/40		1,875	2,002,916
Government National Mortgage Assoc.
3.000%(c)	07/20/41		1,326	1,385,296
3.000%	TBA		384	379,620
3.500%(c)	11/20/41		3,679	3,916,492
4.000%(c)	07/20/41-03/20/42		4,533	4,849,289
4.500%	07/20/41		577	618,063

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	TBA	$4,030	$4,276,050

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $188,350,153)			181,695,410

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bonds
2.750%	11/15/42	5,670	4,888,606
3.125%	11/15/41-02/15/43	14,340	13,440,013
U.S. Treasury Notes
0.125%	04/30/15	5,185	5,165,354
0.250%	09/30/14-04/15/16(a)	40,080	40,000,696
0.375%	11/15/15-03/15/16	13,490	13,435,391
1.250%	06/30/18	3,365	3,363,159
1.625%	11/15/22	4,605	4,298,841
1.750%	05/15/23	7,590	7,108,506

TOTAL U.S. TREASURY OBLIGATIONS (cost $93,561,250)			91,700,566

TOTAL LONG-TERM INVESTMENTS (cost $2,667,825,483)			2,784,628,060

SHORT-TERM INVESTMENTS — 31.1%		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 28.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,037,191,636; includes $274,395,410 of cash collateral for securities on loan)(b)(w)(Note 4)		1,037,191,636	1,037,191,636

U.S. TREASURY OBLIGATIONS(n) — 2.6%		Principal Amount (000)#
U.S. Treasury Bills
0.057%	09/12/13	5,000	4,999,795
0.067%	08/22/13	15,000	14,999,352
0.172%	08/22/13	26,000	25,998,877
0.190%	08/22/13	50,000	49,997,841

TOTAL U.S. TREASURY OBLIGATIONS (cost $95,988,073)			95,995,865

TOTAL SHORT-TERM INVESTMENTS (cost $1,133,179,709)			1,133,187,501

TOTAL INVESTMENTS — 107.7% (cost $3,801,005,192)			3,917,815,561
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (7.7)%			(281,451,694)

NET ASSETS — 100.0%			$3,636,363,867

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ASX	American Stock Exchange
ETF	Exchange Traded Fund
FREMF	Freddie Mac Mortgage Trust
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
IO	Interest Only
JSE	Johannesburg Stock Exchange
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poors
NVDR	Non-voting Depositary Receipt
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced
TSX	Toronto Stock Exchange
UTS	Units Trust Security
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
XTKS	Tokyo Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kond Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
TRY	Turkish Lira
TWD	New Taiwanese Dollar

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $266,999,177; cash collateral of $274,395,410 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30,2013.

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

(d)	Standard & Poor’s rating.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
100	2 Year U.S. Treasury Notes	Sep. 2013	$22,037,500	$22,000,000	$(37,500)
3,678	10 Year Canadian Government Bonds	Sep. 2013	476,209,527	459,566,397	(16,643,130)
60	20 Year U.S. Treasury Bonds	Sep. 2013	8,419,075	8,150,625	(268,450)
61	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	9,336,272	8,986,063	(350,209)
541	FTSE 100 Index	Sep. 2013	50,989,258	50,699,208	(290,050)
706	Nikkei 225 Index	Sep. 2013	96,268,845	97,379,310	1,110,465
2,038	Russell 2000 Mini Index	Sep. 2013	200,926,420	198,643,860	(2,282,560)
5,017	S&P 500 E-Mini	Sep. 2013	409,111,265	401,184,405	(7,926,860)

					(26,688,294)

Short Positions:
81	90 Day Euro Dollar	Sep. 2013	20,159,588	20,186,213	(26,625)
81	90 Day Euro Dollar	Dec. 2013	20,151,825	20,174,063	(22,238)
81	90 Day Euro Dollar	Mar. 2014	20,143,300	20,162,925	(19,625)
81	90 Day Euro Dollar	Jun. 2014	20,131,863	20,150,775	(18,912)
81	90 Day Euro Dollar	Sep. 2014	20,136,183	20,135,588	595
81	90 Day Euro Dollar	Dec. 2014	20,132,545	20,113,313	19,232
81	90 Day Euro Dollar	Mar. 2015	20,103,545	20,082,938	20,607
81	90 Day Euro Dollar	Jun. 2015	20,039,233	20,044,463	(5,230)
572	5 Year U.S. Treasury Notes	Sep. 2013	69,764,602	69,238,812	525,790
668	ASX SPI 200 Index	Sep. 2013	71,455,671	72,837,127	(1,381,456)
4,831	10 Year U.S. Treasury Notes	Sep. 2013	629,004,606	611,423,438	17,581,168
1,368	MSCI Taiwan Stock Index	Jul. 2013	36,774,809	38,235,600	(1,460,791)
311	S&P/TSX 60 Index	Sep. 2013	41,399,639	40,973,814	425,825

					15,638,340

					$(11,049,954)

(1)	Cash of $57,052,462 has been segregated to cover requirement for open futures contracts as of June 30, 2013.

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 09/26/13	BNP Paribas	GBP	5,404	$8,349,621	$8,214,782	$(134,839)
Expiring 09/26/13	State Street Bank	GBP	4,170	6,331,565	6,338,135	6,570
Canadian Dollar,
Expiring 09/26/13	State Street Bank	CAD	2,541	2,411,862	2,410,535	(1,327)

				$17,093,048	$16,963,452	$(129,596)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/26/13	JPMorgan Chase	AUD	69,214	$65,152,939	$62,880,089	$2,272,850
Brazilian Real,
Expiring 09/26/13	Credit Suisse First Boston Corp.	BRL	2,138	955,049	940,220	14,829
Expiring 09/26/13	Deutsche Bank	BRL	2,825	1,222,977	1,242,611	(19,634)
British Pound,
Expiring 09/26/13	JPMorgan Chase	GBP	44,700	69,996,671	67,946,039	2,050,632

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar,
Expiring 07/05/13	State Street Bank	CAD	73	$69,397	$69,519	$(122)
Expiring 09/26/13	Deutsche Bank	CAD	19,981	19,284,390	18,956,586	327,804
Expiring 09/26/13	JPMorgan Chase	CAD	76,863	73,334,860	72,922,280	412,580
Expiring 09/26/13	JPMorgan Chase	CAD	28,940	28,324,786	27,456,264	868,522
Euro,
Expiring 09/26/13	JPMorgan Chase	EUR	43,242	57,869,654	56,309,111	1,560,543
Expiring 09/26/13	JPMorgan Chase	EUR	11,170	14,676,655	14,545,312	131,343
Hong Kong Dollar,
Expiring 07/02/13	Goldman Sachs & Co.	HKD	51	6,598	6,602	(4)
Expiring 07/03/13	Goldman Sachs & Co.	HKD	125	16,151	16,161	(10)
Expiring 07/03/13	Goldman Sachs & Co.	HKD	58	7,530	7,535	(5)
Expiring 07/03/13	Goldman Sachs & Co.	HKD	55	7,023	7,027	(4)
Expiring 07/03/13	Goldman Sachs & Co.	HKD	47	5,995	5,999	(4)
Expiring 07/03/13	Goldman Sachs & Co.	HKD	27	3,498	3,500	(2)
Expiring 07/03/13	Goldman Sachs & Co.	HKD	11	1,434	1,435	(1)
Japanese Yen,
Expiring 09/26/13	JPMorgan Chase	JPY	8,677,721	89,159,553	87,533,499	1,626,054
Expiring 09/26/13	JPMorgan Chase	JPY	8,000,000	82,190,711	80,697,224	1,493,487
Expiring 09/26/13	JPMorgan Chase	JPY	2,206,575	23,201,803	22,258,060	943,743
South African Rand,
Expiring 09/26/13	BNP Paribas	ZAR	48,582	4,680,627	4,850,193	(169,566)
South Korean Won,
Expiring 09/24/13	JPMorgan Chase	KRW	12,427,000	10,911,406	10,838,382	73,024
Expiring 09/26/13	Barclays Capital Group	KRW	8,608,344	7,398,663	7,507,386	(108,723)
Swiss Franc,
Expiring 09/26/13	JPMorgan Chase	CHF	17,000	18,457,296	18,012,577	444,719
Turkish Lira,
Expiring 09/26/13	Deutsche Bank	TRY	4,301	2,201,538	2,198,650	2,888

				$569,137,204	$557,212,261	$11,924,943

Cross currency exchange contracts outstanding at June 30, 2013:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation	Counterparty
09/26/13	Buy	EUR	126,365	CHF	154,896	$427,746	JPMorgan Chase
09/26/13	Buy	NOK	499,952	SEK	547,830	511,187	JPMorgan Chase
09/26/13	Buy	NOK	547,518	SEK	600,000	552,488	JPMorgan Chase

						$1,491,421

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$371,850	$22,130,662	$—
Austria	191,838	3,907,887	—
Belgium	318,908	3,899,923	—
Bermuda	5,659,076	1,032,811	—
Brazil	1,704,319	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Cambodia	$—	$362,199	$—
Canada	30,193,532	—	—
Chile	138,408	—	—
China	1,667,994	6,531,483	49,479
Cyprus	329,157	360,112	—
Czech Republic	—	577,520	—
Denmark	—	1,600,445	—
Finland	—	6,833,458	—
France	2,841,275	81,631,991	—
Gabon	40,012	—	—
Germany	810,382	55,586,882	—
Greece	48,148	1,290,095	—
Guernsey	73,731	—	—
Hong Kong	6,939,841	26,548,663	—
Hungary	—	315,210	—
Indonesia	—	1,859,648	—
Ireland	2,060,352	7,637,717	—
Isle of Man	62,178	—	—
Israel	6,807,838	8,478,367	—
Italy	251,160	10,466,800	—
Japan	1,036,113	141,854,040	—
Kazakhstan	898,093	—	—
Liechtenstein	34,572	—	—
Luxembourg	—	2,555,568	—
Malaysia	699,641	469,461	—
Mexico	336,238	—	—
Netherlands	748,738	15,105,563	—
New Zealand	29,881	720,030	—
Norway	222,926	19,628,154	—
Philippines	—	225,205	—
Poland	—	3,120,354	—
Portugal	69,285	785,504	—
Russia	8,680,264	199,871	—
Singapore	148,583	3,840,948	—
South Africa	1,265,481	3,698,335	—
South Korea	1,527,526	13,722,961	—
Spain	86,387	9,451,561	—
Sweden	218,884	13,281,852	—
Switzerland	656,073	56,904,259	—
Taiwan	—	6,044,965	—
Thailand	—	1,905,189	—
Turkey	—	2,241,857	—
United Kingdom	3,061,976	149,706,096	203,830
United States	98,449,443	—	—
Exchange Traded Funds	772,892,259	—	—
Preferred Stocks:
Brazil	545,218	—	—
Germany	—	1,772,691	—
Italy	—	70,605	—
Rights:
France	16	—	—
Spain	17,561	—	—
Unaffiliated Mutual Funds	410,100,747	136,997	—
Warrants:
Luxembourg	—	5,341,541	—
Asset-Backed Securities	—	25,687,398	—
Commercial Mortgage-Backed Securities	—	43,351,586	—
Corporate Bonds	—	314,664,623	—
Foreign Government Bonds	—	9,053,065	—
Municipal Bonds	—	18,575,317	—
Residential Mortgage-Backed Securities	—	43,575,402	—

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3
U.S. Government Agency Obligations	$—	$181,695,410	$—
U.S. Treasury Obligations	—	187,696,431	—
Affiliated Money Market Mutual Fund	1,037,191,636	—	—
Other Financial Instruments*
Futures	(11,049,954)	—	—
Foreign Forward Currency Contracts	—	13,286,768	—

Total	$2,388,377,586	$1,531,421,480	$253,309

Fair Value of Level 2 investments at 12/31/12 was $1,417,576,085, which was a result of valuing investments using third party vendor modeling tools. An amount of $4,354,833 was transferred from Level 1 into Level 2 at 06/30/13 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the fund normally values its securities and the earlier closing of foreign markets.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (7.5% represents investments purchased with collateral from securities on loan)	28.5%
Exchange Traded Funds	21.3
Unaffiliated Mutual Funds	11.3
Banks	6.1
U.S. Treasury Obligations	5.1
U.S. Government Agency Obligations	5.0
Oil & Gas	2.8
Pharmaceuticals	2.3
Food	1.7
Telecommunications	1.5
Insurance	1.5
Residential Mortgage-Backed Securities	1.2
Commercial Mortgage-Backed Securities	1.2
Retail	1.1
Chemicals	1.1
Metals & Mining	1.0
Electric	0.9
Diversified Financial Services	0.8
Commercial Services	0.8
Beverages	0.7
Asset-Backed Securities	0.7
Auto Parts & Equipment	0.6
Auto Manufacturers	0.6
Tobacco	0.5
Municipal Bonds	0.5
Media	0.5
Aerospace & Defense	0.5
Transportation	0.5
Holding Companies	0.5
Real Estate	0.4
Semiconductors	0.4

Healthcare Products	0.4%
Machinery & Equipment	0.4
Cosmetics/Personal Care	0.4
Construction & Engineering	0.4
Apparel	0.4
Real Estate Investment Trusts	0.3
Electronic Components & Equipment	0.3
Distribution/Wholesale	0.3
Household Products/Wares	0.3
Software	0.3
Miscellaneous Manufacturing	0.3
Hand/Machine Tools	0.3
Home Builders	0.3
Foreign Government Bonds	0.2
Computers	0.2
Building Materials	0.2
Electronics	0.2
Advertising	0.2
Healthcare Services	0.1
Pipelines	0.1
Entertainment	0.1
Investment Companies	0.1
Paper & Forest Products	0.1
Preferred Stocks	0.1
Warrants	0.1

107.7%
Liabilities in excess of other assets	(7.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk, interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker — variation margin	$18,147,392	*	Due to broker — variation margin	$17,391,919	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	13,721,009		Unrealized depreciation on foreign currency forward contracts	434,241
Equity contracts	Unaffiliated investments	5,359,118		—	—
Equity contracts	Due to broker — variation margin	1,536,290	*	Due to broker — variation margin	13,341,717	*

Total		$38,763,809			$31,167,877

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$—	$(2,117,167)	$—	$(2,117,167)
Foreign exchange
Contracts	—	—	—	26,216,554	26,216,554
Equity contracts	(158,157)	842,839	82,466,805	—	83,151,487

Total	$(158,157)	$842,839	$80,349,638	$26,216,554	$107,250,874

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$—	$1,245,302	$—	$1,245,302
Foreign exchange contracts	—	—	—	11,124,837	11,124,837
Equity contracts	(504)	500,181	(19,525,457)	—	(19,025,780)

Total	$(504)	$500,181	$(18,280,155)	$11,124,837	$(6,655,641)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)
$1,162,318,470	$765,703,922	$644,993,620	$1,004,923,086

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$266,999,177	$—	$—	$266,999,177
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	13,721,009	—	—	13,721,009

				280,720,186

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(1,184,327)	—	—	(1,184,327)
Over-the-counter derivatives	(434,241)	—	—	(434,241)

				(1,618,568)

Collateral Amount Pledged/(Received):
Securities on loan				(266,999,177)
Exchange-traded and cleared derivatives				1,184,327
Over-the-counter derivatives				—

Net Amount				$13,286,768

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $266,999,177:
Unaffiliated investments (cost $2,763,813,556)	$2,880,623,925
Affiliated investments (cost $1,037,191,636)	1,037,191,636
Foreign currency, at value (cost $2,609,159)	2,548,853
Deposit with broker	56,887,677
Receivable for investments sold	154,189,236
Unrealized appreciation on foreign currency forward contracts	13,721,009
Dividends and interest receivable	9,906,166
Receivable for fund share sold	2,481,884
Tax reclaim receivable	1,707,318
Prepaid expenses	2,083

Total Assets	4,159,259,787

LIABILITIES:
Payable to broker for collateral for securities on loan	274,395,410
Payable for investments purchased	245,321,235
Advisory fees payable	1,233,533
Due to broker-variation margin	1,184,327
Unrealized depreciation on foreign currency forward contracts	434,241
Accrued expenses and other liabilities	271,072
Distribution fee payable	39,381
Foreign withheld taxes payable	16,287
Affiliated transfer agent fee payable	417
Payable for fund share repurchased	17

Total Liabilities	522,895,920

NET ASSETS	$3,636,363,867

Net assets were comprised of:
Paid-in capital	$3,163,956,838
Retained earnings	472,407,029

Net assets, June 30, 2013	$3,636,363,867

Net asset value and redemption price per share, $3,636,363,867 / 289,747,742 outstanding shares of beneficial interest	$12.55

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $1,271,752 foreign withholding tax)	$25,638,586
Interest income	8,818,653
Affiliated dividend income	589,781
Affiliated income from securities lending, net	293,497

35,340,517

EXPENSES
Advisory fees	16,198,852
Distribution fee	1,267,424
Shareholder servicing fees and expenses	486,983
Custodian and accounting fees	303,000
Audit fee	25,000
Trustees’ fees	15,000
Insurance expenses	12,000
Legal fees and expenses	8,000
Loan interest expense (Note 7)	4,526
Commitment fee on syndicated credit agreement	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	2,000
Miscellaneous	40,539

Total expenses	18,371,324
Less: shareholder servicing fee waiver	(166,917)

Net expenses	18,204,407

NET INVESTMENT INCOME.	17,136,110

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	13,106,882
Futures transactions	80,349,638
Foreign currency transactions	16,848,312

110,304,832

Net change in unrealized appreciation (depreciation) on:
Investments	64,931,441
Futures	(18,280,155)
Foreign currencies	10,995,610

57,646,896

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	167,951,728

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$185,087,838

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$17,136,110	$22,489,284
Net realized gain on investment and foreign currency transactions	110,304,832	203,627,424
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	57,646,896	78,162,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	185,087,838	304,279,273

DISTRIBUTIONS	—	(22,046,289)

FUND SHARE TRANSACTIONS:
Fund share sold [45,948,843 and 161,866,586 shares, respectively]	569,112,328	1,825,023,529
Fund share issued in reinvestment of distributions [0 and 2,026,313 shares, respectively]	—	22,046,289
Fund share repurchased [10,391,136 and 65,711,557 shares, respectively].	(129,095,440)	(731,705,352)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	440,016,888	1,115,364,466

TOTAL INCREASE IN NET ASSETS	625,104,726	1,397,597,450
NET ASSETS:
Beginning of period	3,011,259,141	1,613,661,691

End of period	$3,636,363,867	$3,011,259,141

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 80.8%
COMMON STOCKS — 32.2%	Shares	Value (Note 2)
Australia — 0.7%
Adelaide Brighton Ltd.	366,563	$1,102,547
Aditya Birla Minerals Ltd.	131,468	46,350
ALS Ltd. Queensland	133,157	1,159,177
ARB Corp. Ltd.	37,874	394,216
Ausdrill Ltd.	168,449	131,153
Ausenco Ltd.	44,397	80,636
AWE Ltd.*	159,677	180,045
BHP Billiton Ltd.	33,832	973,784
Bradken Ltd.	31,536	123,842
Breville Group Ltd.	47,918	309,394
BWP Trust	213,396	439,342
Cabcharge Australia Ltd.(a)	66,236	243,238
Cardno Ltd.	182,634	864,608
Carsales.com Ltd.	32,356	278,165
Coca-Cola Amatil Ltd.	32,344	374,741
Codan Ltd.	121,325	168,080
Collection House Ltd.	167,792	251,618
Credit Corp. Group Ltd.	32,450	278,184
Decmil Group Ltd.	143,889	233,258
Emeco Holdings Ltd.	361,241	90,905
Fleetwood Corp. Ltd.(a)	46,387	152,189
Flight Centre Ltd.	25,949	929,178
Forge Group Ltd.	75,327	287,698
Gindalbie Metals Ltd.*(a)	230,803	23,010
Grange Resources Ltd.	551,522	80,338
GUD Holdings Ltd.	47,653	260,155
iiNET Ltd.	52,931	300,376
Imdex Ltd.	84,831	47,700
JB Hi-Fi Ltd.	12,680	194,242
Kingsgate Consolidated Ltd.	149,103	177,650
Leighton Holdings Ltd.	23,737	332,650
Macmahon Holdings Ltd.	344,428	40,629
Macquarie Group Ltd.	73,888	2,818,166
Mermaid Marine Australia Ltd.	145,436	466,127
Mineral Resources Ltd.	31,353	235,940
Monadelphous Group Ltd.(a)	106,274	1,558,222
Mount Gibson Iron Ltd.	281,197	118,560
Myer Holdings Ltd.	153,134	332,656
NRW Holdings Ltd.	417,125	342,490
OrotonGroup Ltd.	26,196	168,599
OZ Minerals Ltd.	67,301	252,579
Perilya Ltd.*	283,604	31,068
Programmed Maintenance Services Ltd.	76,978	173,050
Qantas Airways Ltd.*	93,944	115,391
Ramelius Resources Ltd.*	321,276	32,526
RCR Tomlinson Ltd.	165,294	347,365
Resolute Mining Ltd.	658,556	368,216
Sedgman Ltd.	24,847	11,957
Skilled Group Ltd.	104,627	246,021
St Barbara Ltd.*	407,787	173,586
Tassal Group Ltd.	120,583	271,899
Telstra Corp. Ltd.	1,079,183	4,691,736
Thorn Group Ltd.	89,736	166,435
TPG Telecom Ltd.	179,556	576,807
Troy Resources Ltd.(a)	32,909	46,389
WAM Capital Ltd.	137,805	206,689
Watpac Ltd.*	1,077	538
Woolworths Ltd.	40,663	1,218,132

COMMON STOCKS (continued)	Shares	Value (Note 2)
Australia (continued)
WorleyParsons Ltd.	31,927	$565,597
Wotif.com Holdings Ltd.	66,208	274,592

		26,360,431

Austria — 0.2%
Oesterreichische Post AG	62,755	2,442,352
OMV AG	62,722	2,829,445
Raiffeisen Bank International AG	8,394	244,380

		5,516,177

Belgium — 0.3%
Ageas	26,485	929,311
Barco NV	7,619	615,543
Belgacom SA	169,355	3,791,858
Colruyt SA	34,227	1,800,979
EVS Broadcast Equipment SA	9,767	677,156
Gimv NV	11,293	550,594
KBC Groep NV	20,814	775,929
Melexis NV	4,597	96,696
Mobistar SA	38,589	802,094

		10,040,160

Bermuda — 0.6%
Arch Capital Group Ltd.*(a)	69,300	3,562,713
Aspen Insurance Holdings Ltd.	38,200	1,416,838
AXIS Capital Holdings Ltd.	88,600	4,056,108
Catlin Group Ltd.	361,720	2,748,267
Endurance Specialty Holdings Ltd.	12,400	637,980
Hiscox Ltd.	251,394	2,177,540
Montpelier Re Holdings Ltd.	36,800	920,368
Nabors Industries Ltd.	24,900	381,219
RenaissanceRe Holdings Ltd.	37,500	3,254,625
Validus Holdings Ltd.	100,000	3,612,000
Xyratex Ltd.	13,300	133,798

		22,901,456

Brazil — 0.2%
Cia Energetica de Minas Gerais, ADR(a)	162,144	1,454,432
Cia Hering	19,200	271,305
Cia Paranaense de Energia, ADR	25,800	320,436
Eternit SA	30,100	129,500
Ez Tec Empreendimentos e Participacoes SA	27,300	333,152
Natura Cosmeticos SA	19,600	428,655
Santos Brasil Participacoes SA, UTS	56,900	727,777
Telefonica Brasil SA, ADR(a)	48,600	1,109,052
Tractebel Energia SA	69,500	1,080,492
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	20,800	299,786

		6,154,587

British Virgin Islands
Polo Resources Ltd.*	96,364	30,229

Cambodia
NagaCorp Ltd.	928,000	721,288

Canada — 0.7%
Agrium, Inc.	11,100	962,345
Aimia, Inc.	37,400	559,738
Allied Properties Real Estate Investment Trust	22,100	672,645

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Canada (continued)
Amerigo Resources Ltd.	34,700	$15,177
Artis Real Estate Investment Trust	39,800	570,680
Bird Construction, Inc.	3,800	47,008
Canadian National Railway Co.	5,500	535,514
Canadian Oil Sands Ltd.	150,600	2,788,040
Canyon Services Group, Inc.	25,800	292,418
Cathedral Energy Services Ltd.	16,100	70,725
Celestica, Inc.*	34,500	325,088
Chorus Aviation, Inc.	37,200	78,878
Co.nstellation Software, Inc.	1,500	206,808
Domtar Corp.	7,100	472,150
Ensign Energy Services, Inc.	40,000	619,188
Essential Energy Services Trust*	17,400	43,016
Evertz Technologies Ltd.	4,900	68,955
Genworth MI Canada, Inc.	98,800	2,305,365
HudBay Minerals, Inc.	29,800	197,212
IAMGOLD Corp.	238,300	1,001,508
Lightstream Resources Ltd.	15,029	112,178
Magna International, Inc.	40,800	2,904,144
Medical Facilities Corp.	17,600	254,202
MFC Industrial Ltd.	15,000	121,050
Nevsun Resources Ltd.	259,100	766,189
Pan American Silver Corp.	16,400	191,024
Pason Systems, Inc.	43,500	790,834
Petrobank Energy & Resources Ltd.*	13,600	6,207
Petrominerales Ltd.	47,100	268,708
Power Corp. of Canada	44,440	1,192,447
Power Financial Corp.	57,000	1,657,374
Research In Motion Ltd.*(a)	53,900	567,854
Rogers Communications, Inc. (Class B Stock)	16,900	662,052
San Gold Corp.*(a)	179,000	17,871
Suncor Energy, Inc.	11,900	350,765
Teck Resources Ltd. (Class B Stock)	34,200	730,697
Tim Hortons, Inc.	17,400	941,862
Transcontinental, Inc. (Class A Stock)	11,400	138,638
TransGlobe Energy Corp.*	34,400	213,262
Trinidad Drilling Ltd.	12,500	91,756
Wajax Corp.	3,900	118,072

		23,929,644

Cayman Islands — 0.1%
Herbalife Ltd.(a)	46,015	2,077,117

Chile
Administradora de Fondos de Pensiones Habitat SA	321,204	472,275
Inversiones Aguas Metropolitanas SA	68,643	134,028

		606,303

China — 0.4%
Anta Sports Products Ltd.	589,000	513,537
Asia Cement China Holdings Corp.	496,500	202,739
Baoye Group Co. Ltd. (Class H Stock)	342,000	257,953
Beijing Capital Land Ltd. (Class H Stock)	296,000	107,518
Changshoushou Food Co. Ltd.	107,000	84,033
Chaowei Power Holdings Ltd.	350,000	118,242
China Automotive Systems, Inc.*	7,100	36,565
China BlueChemical Ltd. (Class H Stock)	1,468,000	892,458
China Green Agriculture, Inc.*	21,200	59,784
China Lilang Ltd.	712,000	376,881

COMMON STOCKS (continued)	Shares	Value (Note 2)
China (continued)
China Minzhong Food Corp. Ltd.*	516,000	$422,903
China Rare Earth Holdings Ltd.	600,000	86,127
China Sanjiang Fine Chemicals Co. Ltd.	660,000	316,951
China Shanshui Cement Group Ltd.	605,000	270,146
China Shenhua Energy Co. Ltd. (Class H Stock)	508,500	1,292,645
China Taifeng Beddings Holdings Ltd.	478,000	109,180
China Tontine Wines Group Ltd.*	4,728,000	240,149
Chongqing Machinery & Electric Co. Ltd. (Class H Stock)	538,000	65,345
CNOOC Ltd.	1,356,000	2,271,188
Daqing Dairy Holdings Ltd.*	329,000	4,242
Dongfeng Motor Group Co. Ltd. (Class H Stock)	588,000	779,876
Dongyue Group	552,000	218,981
Giant Interactive Group, Inc., ADR(a)	79,500	636,795
Great Wall Technology Co. Ltd. (Class H Stock)*	82,000	15,482
Guangshen Railway Co. Ltd. (Class H Stock)	196,000	78,654
Jiangsu Expressway Co. Ltd. (Class H Stock)	276,000	284,681
Minth Group Ltd.	272,000	420,803
NetEase, Inc., ADR	2,500	157,925
Peak Sport Products Co. Ltd.	962,000	171,103
Powerlong Real Estate Holdings Ltd.	236,000	45,356
Shandong Luoxin Pharmacy Stock Co. Ltd. (Class H Stock)	66,000	63,667
Shenguan Holdings Group Ltd.	1,652,000	767,610
Shenzhou International Group Holdings Ltd.	267,000	769,295
SinoMedia Holding Ltd.	287,000	250,844
Sino-Ocean Land Holdings Ltd.	532,479	287,040
Sinoref Holdings Ltd.*	2,064,000	82,024
Travelsky Technology Ltd. (Class H Stock)	714,000	452,457
Universal Travel Group*	29,800	3,576
Xinhua Winshare Publishing and Media Co. Ltd. (Class H Stock)	269,000	127,561
Xiwang Sugar Holdings Co. Ltd.*	238,000	49,792
Yangzijiang Shipbuilding Holdings Ltd.	3,070,000	2,003,740
Yuanda China Holdings Ltd.	1,130,000	104,198
Zhong An Real Estate Ltd.*	585,000	108,195

		15,608,241

Cyprus
Globaltrans Investment PLC, GDR	54,537	745,793
ProSafe SE	96,983	852,819
Songa Offshore SE*	38,510	33,917

		1,632,529

Czech Republic — 0.1%
CEZ A/S	68,582	1,644,078
Philip Morris CR A/S	1,264	709,285

		2,353,363

Denmark — 0.1%
AP Moller-Maersk A/S (Class B Stock)	282	2,017,319
Coloplast A/S (Class B Stock)	5,895	330,085
D/S Norden A/S	10,919	370,357
Schouw & Co.	6,566	211,069

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Denmark (continued)
SimCorp A/S	8,690	$258,287

		3,187,117

Finland — 0.2%
Elisa OYJ	72,299	1,411,695
Metso OYJ	30,555	1,034,981
Orion OYJ (Class B Stock)	166,429	3,899,751
PKC Group OYJ	14,402	341,716
Rautaruukki OYJ	9,433	54,242
Sampo OYJ (Class A Stock)	30,986	1,206,584
Tieto OYJ	35,575	676,350
UPM-Kymmene OYJ	39,604	388,154

		9,013,473

France — 1.0%
Alten SA	14,773	503,032
ANF Immobilier, REIT	3,383	92,693
AXA SA	40,476	797,887
BioMerieux	7,023	680,489
BNP Paribas SA	131,744	7,212,294
Cie Generale des Etablissements Michelin (Class B Stock)	60,081	5,372,171
Ciments Francais SA	986	55,469
CNP Assurances SA	112,458	1,614,667
Credit Agricole SA*	58,113	500,166
Euler Hermes SA	16,552	1,668,644
Fonciere des Regions, REIT	3,276	245,536
Mercialys SA, REIT	8,450	163,244
Metropole Television SA	89,448	1,440,813
Natixis	79,599	334,213
Neopost SA(a)	13,819	914,975
Nexans SA	2,798	132,769
Nexity SA	7,732	286,973
Plastic Omnium SA	20,808	1,128,883
Renault SA	6,401	431,153
Rexel SA.	18,935	426,618
Sanofi	36,856	3,810,174
Societe BIC SA	14,130	1,417,498
Societe Generale SA	53,249	1,832,581
Societe Internationale de Plantations d’Heveas SA	396	27,901
Total SA	53,844	2,629,899
Valeo SA	16,031	1,005,925
Vinci SA	27,601	1,384,474
Vivendi SA	24,845	470,850

		36,581,991

Gabon
Total Gabon	888	486,721

Germany — 0.5%
Aurubis AG	18,809	1,008,319
Axel Springer AG	39,038	1,661,238
Balda AG	27,214	141,329
BASF SE	46,339	4,133,118
Bertrandt AG	5,524	593,700
Bijou Brigitte AG	1,621	156,496
Borussia Dortmund GmbH & Co. KGaA	17,772	71,762
Cewe Color Holding AG	6,790	301,335
Commerzbank AG*	49,103	426,568
Deutsche Bank AG	13,987	586,511

COMMON STOCKS (continued)	Shares	Value (Note 2)
Germany (continued)
Deutsche Lufthansa AG*	34,472	$698,310
Drillisch AG	19,008	317,419
E.ON SE	74,067	1,213,853
Fielmann AG	6,029	629,839
Freenet AG*	27,038	589,545
Generali Deutschland Holding AG	889	115,647
Gerry Weber International AG	4,902	207,237
Gesco AG	862	80,796
Hugo Boss AG	3,177	349,338
K+S AG	27,760	1,025,924
Leoni AG.	10,834	537,282
Muenchener Rueckversicherungs AG	1,926	353,829
Rheinmetall AG	13,334	620,209
RWE AG	7,933	252,887
Salzgitter AG	4,723	155,434
SMA Solar Technology AG	13,356	396,894
Suedzucker AG	22,015	681,566

		17,306,385

Greece — 0.1%
JUMBO SA*	78,142	774,023
Metka SA	43,825	565,074
OPAP SA	100,280	839,189
Safe Bulkers, Inc., ADR	4,600	24,472

		2,202,758

Guernsey — 0.6%
HICL Infrastructure Co. Ltd.	9,948,617	20,079,416

Hong Kong — 0.7%
361 Degrees International Ltd.	929,000	220,384
AMVIG Holdings Ltd.	196,000	75,812
Asian Citrus Holdings Ltd.	805,888	281,021
Bosideng International Holdings Ltd.	2,390,000	499,299
C C Land Holdings Ltd	363,000	102,933
Centron Telecom International Holdings Ltd.*	1,288,000	118,712
Champion	430,000	196,880
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	—
China Aerospace International Holdings Ltd	1,230,000	138,402
China Fishery Group Ltd	237,000	67,135
China Green Holdings Ltd.*	492,000	52,268
China Mobile Ltd	228,000	2,361,363
China Properties Group Ltd.*	187,000	46,314
China South City Holdings Ltd	1,056,000	236,596
China Travel International Investment Hong Kong Ltd	914,000	170,100
CITIC Resources Holdings Ltd.*	400,000	45,072
Coastal Greenland Ltd.*	3,398,000	196,616
CSI Properties Ltd	5,120,000	213,357
CST Mining Group Ltd.*	5,848,000	65,382
Dah Sing Banking Group Ltd	155,600	183,149
Dah Sing Financial Holdings Ltd	131,600	526,548
Dan Form Holdings Co. Ltd	722,000	87,989
Dorsett Hospitality International Ltd	757,000	174,821
Emperor International Holdings	1,794,000	476,107
Enerchina Holdings Ltd.*	4,761,000	123,328
Fairwood Ltd	34,500	71,050
First Pacific Co. Ltd	2,228,000	2,381,716
Giordano International Ltd	1,068,000	931,321
Great Eagle Holdings Ltd	70,049	266,933

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Guangdong Investment Ltd	1,128,000	$977,404
HKR International Ltd	233,600	114,289
Hong Kong Television Network Ltd	128,000	39,785
Hongkong & Shanghai Hotels (The)	49,000	79,370
Hopson Development Holdings Ltd.*	50,000	68,043
Huabao International Holdings Ltd	651,000	286,650
Hysan Development Co. Ltd	100,000	431,714
K Wah International Holdings Ltd	177,000	80,940
Kerry Properties Ltd	117,000	456,118
Kingboard Chemical Holdings Ltd	28,800	59,141
Lai Fung Holdings Ltd	3,119,000	62,627
Lai Sun Development*	4,019,000	104,832
Lai Sun Garment International Ltd.*	550,000	94,690
Lee & Man Chemical Co. Ltd	46,000	19,480
Loudong General Nice Resources China Holdings Ltd.*	1,179,000	75,070
New World China Land Ltd	158,000	60,637
Norstar Founders Group Ltd.*	84,000	—
Pacific Textile Holdings Ltd	387,000	434,100
Phoenix Satellite Television Holdings Ltd	576,000	202,803
Ports Design Ltd	431,000	279,297
Real Nutriceutical Group Ltd	733,000	205,616
Regent Manner International Holdings Ltd	162,000	30,858
REXLot Holdings Ltd	4,750,000	311,501
Shougang Fushan Resources Group Ltd	1,266,000	488,877
Silver Grant International	510,000	75,062
Sinolink Worldwide Holdings Ltd.*	1,022,000	86,262
SJM Holdings Ltd	528,000	1,281,357
SmarTone Telecommunications Holdings Ltd	859,500	1,420,121
Sun Hung Kai Properties Ltd	71,000	911,785
SUNeVision Holdings Ltd	1,639,000	490,097
Swire Pacific Ltd. (Class A Stock)	37,000	445,787
Television Broadcasts Ltd	186,000	1,272,987
Tianneng Power International Ltd	404,000	161,336
Tibet 5100 Water Resources Holdings Ltd	914,000	346,033
TPV Technology Ltd	404,000	91,240
Vanke Property Overseas Ltd	27,000	42,390
VTech Holdings Ltd	42,700	649,361
Wharf Holdings Ltd. (The)	80,000	667,713
Wheelock & Co. Ltd	535,000	2,669,309
Wing Hang Bank Ltd	47,500	424,857
Xtep International Holdings	1,182,000	490,450
YGM Trading Ltd	9,000	23,171
Yue Yuen Industrial Holdings Ltd	108,000	279,101

		27,102,869

Hungary
EGIS Pharmaceuticals PLC	7,452	719,211

Indonesia — 0.1%
Aneka Tambang Persero Tbk PT	1,203,000	120,986
Bakrie Sumatera Plantations Tbk PT	1,390,000	7,263
Indo Tambangraya Megah Tbk PT	418,500	1,182,349
Perusahaan Gas Negara Persero Tbk PT	1,745,000	1,008,768
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,326,000	747,215
Tambang Batubara Bukit Asam Tbk PT	483,500	643,484
Telekomunikasi Indonesia Persero Tbk PT	1,515,500	1,687,749

		5,397,814

COMMON STOCKS (continued)	Shares	Value (Note 2)
Ireland — 0.3%
Accenture PLC (Class A Stock)	42,700	$3,072,692
Anglo Irish Bank Corp. PLC*	20,646	—
Beazley PLC	381,392	1,336,780
Irish Bank Resolution Corp.*	2,500	—
Kentz Corp. Ltd	158,963	904,280
Paddy Power PLC	10,415	898,803
Seagate Technology PLC	26,800	1,201,444
Shire PLC	75,050	2,378,364
Smurfit Kappa Group PLC	26,906	448,743

		10,241,106

Isle of Man
Playtech Ltd	51,170	467,897

Israel — 0.4%
Bank Hapoalim BM*	349,433	1,576,987
Bank Leumi Le-Israel BM*	26,908	88,889
Bezeq Israeli Telecommunication Corp. Ltd. (The)	1,140,556	1,516,403
Check Point Software Technologies Ltd.*(a)	12,700	630,936
First International Bank of Israel Ltd	4,056	57,512
Israel Chemicals Ltd	351,847	3,455,290
Israel Discount Bank Ltd. (Class A Stock)*	483,813	805,718
Ituran Location and Control Ltd	21,474	357,570
Osem Investments Ltd	2,641	55,113
Teva Pharmaceutical Industries Ltd., ADR	122,000	4,782,400

		13,326,818

Italy — 0.6%
ASTM SpA*	51,617	587,320
Atlantia SpA	9,660	157,556
Azimut Holding SpA	25,947	472,404
Banca Monte dei Paschi di Siena SpA*(a)	126,844	32,133
Banca Piccolo Credito Valtellinese Scarl*	67,456	78,664
Banca Popolare dell’Emilia Romagna Scrl*	45,621	264,961
Banca Popolare di Milano Scarl*(a)	432,359	172,360
Banco Popolare Scarl*	163,308	191,937
Beni Stabili SpA	161,549	99,579
Cairo Communication SpA	57,296	249,839
Credito Emiliano SpA	78,941	374,002
Danieli & C Officine Meccaniche SpA(a)	17,606	410,761
DiaSorin SpA(a)	42,617	1,700,268
Enel SpA.	524,342	1,645,360
Eni SpA	242,577	4,978,617
Gtech SpA.	2,986	74,717
Intesa Sanpaolo SpA	530,364	848,865
Italcementi SpA	20,906	133,316
Mediobanca SpA	138,568	720,657
Recordati SpA	371,376	4,131,972
Societa Iniziative Autostradali e Servizi SpA	247,957	2,023,568
Tod’s SpA	6,837	964,621
UniCredit SpA	161,801	756,397

		21,069,874

Japan — 2.7%
ABC-Mart, Inc	18,300	713,256
Aeon Delight Co. Ltd	29,400	533,282
Aichi Bank Ltd. (The)	1,600	72,057
Ain Pharmaciez, Inc	3,800	163,793
Aisan Industry Co. Ltd	24,000	236,474
Aisin Seiki Co. Ltd	19,400	740,739

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Alfresa Holdings Corp	8,100	$433,715
Alpen Co. Ltd	13,900	267,223
Alpine Electronics, Inc	11,300	113,759
Amuse, Inc	7,500	181,030
Anritsu Corp	43,000	509,448
Aoyama Trading Co. Ltd	12,000	319,283
Arnest One Corp	49,600	972,088
Asahi Glass Co. Ltd	34,000	220,381
Asahi Net, Inc	3,000	12,473
Axell Corp	4,500	82,809
Bank of Kochi Ltd. (The)	71,000	80,295
Bank of Nagoya Ltd. (The)	11,000	43,150
Bank of Yokohama Ltd. (The)	71,000	366,264
Belluna Co. Ltd	10,150	108,262
Calsonic Kansei Corp	48,000	199,895
Canon Electronics, Inc	11,300	206,351
Canon Marketing Japan, Inc	21,600	289,197
Cawachi Ltd	7,100	147,399
Central Glass Co. Ltd	15,000	47,056
Charle Co. Ltd	10,100	55,208
Chiba Bank Ltd. (The)	98,000	668,646
Chori Co. Ltd	15,800	160,574
Chudenko Corp	11,100	108,892
Chugoku Marine Paints Ltd	31,000	153,196
Cocokara Fine, Inc	32,700	1,037,632
Corona Corp	15,600	171,413
Create SD Holdings Co. Ltd	16,100	519,487
CyberAgent, Inc	444	850,171
Dai Nippon Printing Co. Ltd	48,000	437,989
Daihatsu Motor Co. Ltd	277,000	5,246,587
Daiichi Jitsugyo Co. Ltd	9,000	38,209
Daiichikosho Co. Ltd	54,300	1,487,529
Daishi Bank Ltd. (The)	10,000	32,946
Daiwa Industries Ltd	49,000	268,821
Doshisha Co. Ltd	2,800	39,880
Dr. Ci:Labo Co. Ltd.(a)	253	672,810
Duskin Co. Ltd	8,400	157,944
Dydo Drinco, Inc	1,000	39,656
Eidai Co. Ltd	31,000	120,694
Eighteenth Bank Ltd. (The)	53,000	122,756
Elecom Co. Ltd	4,900	58,468
ESPEC Corp	15,200	105,965
Exedy Corp	18,600	467,134
FamilyMart Co. Ltd	44,500	1,898,746
FCC Co. Ltd	7,100	167,427
Fields Corp	11,000	173,510
Fj Next Co. Ltd	8,000	79,327
Fuji Machine Manufacturing Co. Ltd	3,200	27,308
FUJIFILM Holdings Corp	16,900	371,693
Fujishoji Co. Ltd	100	119,261
Fukuda Denshi Co. Ltd	3,000	110,441
Fukui Bank Ltd. (The)	16,000	34,210
Fukushima Industries Corp	6,800	82,352
Funai Electric Co. Ltd	8,500	83,512
Fuyo General Lease Co. Ltd	1,200	44,806
Gendai Agency, Inc	14,600	83,900
Goldcrest Co. Ltd	5,500	126,483
Gunma Bank Ltd. (The)	40,000	221,160
Hachijuni Bank Ltd. (The)	57,000	332,572
Happinet Corp	10,200	75,499

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Hard Off Corp. Co. Ltd.	30,500	$212,108
Heiwa Corp	23,900	418,856
Heiwado Co. Ltd	2,200	36,944
Higashi-Nippon Bank Ltd. (The)	18,000	37,213
Higo Bank Ltd. (The)	102,000	601,257
HI-LEX Corp	1,200	23,532
Hisamitsu Pharmaceutical Co., Inc.	17,000	862,663
Hitachi Chemical Co. Ltd.	25,100	392,939
Honeys Co. Ltd.	10,790	117,947
Hoshizaki Electric Co. Ltd.	21,300	682,120
Hoya Corp	34,400	707,546
Hyakugo Bank Ltd. (The)	14,000	58,178
Hyakujushi Bank Ltd. (The)	9,000	29,359
Idemitsu Kosan Co. Ltd.	2,800	214,639
Imasen Electric Industrial	1,700	25,800
Inaba Denki Sangyo Co. Ltd.	3,700	95,096
Inabata & Co. Ltd.	19,100	156,958
Infocom Corp	61	89,387
INPEX Corp	1,096	4,555,195
ITC Networks Corp.	7,200	64,318
ITOCHU Corp.	123,000	1,422,359
Jaccs Co. Ltd.	31,000	158,371
Japan Digital Laboratory Co. Ltd	15,200	154,913
Japan Foundation Engineering Co. Ltd.	18,300	57,200
Japan Petroleum Exploration Co	14,000	566,862
Japan Tobacco, Inc.	58,000	2,047,258
JGC Corp	26,000	936,324
Jidosha Buhin Kogyo Co. Ltd	20,000	89,701
JSP Corp	4,100	61,066
Jvc Kenwood Corp.	38,000	89,634
Kagoshima Bank Ltd. (The)	132,000	838,669
Kaken Pharmaceutical Co. Ltd.	81,000	1,200,112
Kamei Corp	18,000	137,667
Kandenko Co. Ltd	42,000	179,108
Kanematsu Electronics Ltd	15,100	194,968
Kato Sangyo Co. Ltd	15,800	329,525
Keiyo Bank Ltd. (The)	41,000	206,634
Kenedix Realty Investment Corp	19	75,635
Kinden Corp	80,000	688,428
Kinki Sharyo Co. Ltd	60,000	193,752
Kinugawa Rubber Industrial Co. Ltd	45,000	256,599
Kohnan Shoji Co. Ltd	13,100	148,758
Koito Manufacturing Co. Ltd	44,000	838,768
Kosaido Co. Ltd.*	24,800	116,764
Kuroda Electric Co. Ltd	18,600	247,642
Kyowa Exeo Corp	17,000	190,960
Lintec Corp	18,900	341,027
Macnica, Inc	5,700	129,477
Maeda Road Construction Co. Ltd	108,000	1,674,467
Mamiya-Op Co. Ltd	83,000	141,135
Matsumotokiyoshi Holdings Co. Ltd	10,500	303,134
Max Co. Ltd	5,000	54,026
Medipal Holdings Corp	27,700	375,549
Melco Holdings, Inc	2,100	28,073
MID Reit, Inc	43	96,207
Ministop Co. Ltd	12,100	199,979
Miraca Holdings, Inc	47,000	2,159,788
Miraial Co. Ltd	1,800	28,103
Miroku Jyoho Service Co. Ltd	14,000	48,386
Mitani Corp	4,800	81,151

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Mitsubishi Corp	6,600	$112,752
Mitsubishi Shokuhin Co. Ltd	17,800	444,161
Mitsubishi Steel Manufacturing Co. Ltd	32,000	64,582
Mitsubishi UFJ Financial Group, Inc	166,900	1,030,753
Mitsui & Co. Ltd	42,000	526,689
Mitsui Engineering & Shipbuilding Co. Ltd	79,000	115,378
Mitsui Knowledge Industry Co. Ltd	153	21,816
Mitsui Matsushima Co. Ltd	151,000	202,835
Moonbat Co. Ltd	19,000	36,150
Moshi Moshi Hotline, Inc	52,200	650,134
MTI Ltd	13,300	92,513
NAC Co. Ltd	7,800	129,712
Nagase & Co. Ltd	33,000	420,742
Namco Bandai Holdings, Inc	63,600	1,030,794
Namura Shipbuilding Co. Ltd	21,100	165,717
NEC Fielding Ltd	4,000	48,862
Nexon Co. Ltd	67,900	749,960
Nichii Gakkan Co	30,500	263,220
NIFTY Corp	101	116,575
Nihon Parkerizing Co. Ltd	21,000	415,864
Nippo Corp	29,000	476,685
Nippon Densetsu Kogyo Co. Ltd	4,000	41,409
Nippon Electric Glass Co. Ltd	38,000	184,979
Nippon Konpo Unyu Soko Co. Ltd	42,000	702,469
Nippon Pillar Packing Co. Ltd	26,000	174,347
Nippon Piston Ring Co. Ltd	56,000	93,355
Nippon Road Co. Ltd. (The)	6,000	31,337
Nippon Telegraph & Telephone Corp	39,900	2,079,624
Nishi-Nippon City Bank Ltd. (The)	97,000	252,940
Nisshin Fudosan Co	22,000	146,235
Nissin Kogyo Co. Ltd	37,700	682,664
Nitori Holdings Co. Ltd	15,500	1,247,890
Nittetsu Mining Co. Ltd	40,000	154,141
Nittoc Construction Co. Ltd	24,500	76,415
Nittoku Engineering Co. Ltd	11,400	109,200
Noritake Co. Ltd	40,000	104,025
NTT DoCoMo, Inc	3,370	5,242,727
Obic Co. Ltd	1,180	308,659
Oita Bank Ltd. (The)	64,000	202,631
Oracle Corp. Japan	8,000	331,353
Osaka Steel Co. Ltd	3,900	64,728
Otsuka Corp	5,400	602,260
Otsuka Holdings Co. Ltd	68,900	2,275,005
Otsuka Kagu Ltd	10,300	102,813
Pacific Industrial Co. Ltd	3,000	23,516
Pacific Metals Co. Ltd	26,000	107,926
Pal Co. Ltd	12,700	369,218
PanaHome Corp	11,000	70,909
Piolax, Inc	13,600	330,441
Plant Co. Ltd	7,900	71,486
Press Kogyo Co. Ltd	15,000	63,716
Pressance Corp	14,200	416,451
Proto Corp	4,900	63,230
Riken Corp	64,000	255,200
Riso Kagaku Corp	4,200	92,357
Rohm Co. Ltd	8,700	353,318
Ryoden Trading Co. Ltd	11,000	70,947
Ryosan Co. Ltd	5,200	91,412
Sakai Chemical Industry Co. Ltd	31,000	82,962
San-Ai Oil Co. Ltd	16,000	59,071

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
San-In Godo Bank Ltd. (The)	81,000	$599,965
Sankyo Frontier Co. Ltd	24,000	164,372
Sanyo Housing Nagoya Co. Ltd	15,800	189,248
Seino Holdings Co. Ltd	39,000	342,276
Sekisui Jushi Corp	36,000	443,497
Shimachu Co. Ltd	11,600	285,235
Shin-Etsu Polymer Co. Ltd	51,300	160,781
Shinko Shoji Co. Ltd	4,300	36,615
Shiroki Corp	64,000	131,385
Showa Corp	24,400	314,135
Sinko Industries Ltd	23,000	187,864
Sintokogio Ltd	6,600	54,563
Skymark Airlines, Inc	46,300	152,531
SNT Corp	18,300	63,386
Sodick Co. Ltd	15,700	76,004
Sogo Medical Co. Ltd	7,000	265,533
Sony Financial Holdings, Inc	87,700	1,380,798
SRA Holdings	5,600	59,712
St Marc Holdings Co. Ltd	4,500	203,133
Step Co. Ltd	16,100	135,660
Studio Alice Co. Ltd	18,300	259,661
Sugi Holdings Co. Ltd	100	3,803
Sumikin Bussan Corp	45,000	123,555
Sumitomo Corp	9,000	112,172
Sumitomo Densetsu Co. Ltd	34,500	493,951
Sumitomo Heavy Industries Ltd	144,000	604,674
Sumitomo Metal Mining Co. Ltd	61,000	679,459
Sumitomo Mitsui Financial Group, Inc	8,200	375,339
Sundrug Co. Ltd	33,300	1,413,206
T. RAD Co. Ltd	58,000	200,281
Tachi-S Co. Ltd	27,800	371,064
Taihei Dengyo Kaisha Ltd	26,000	171,367
Taihei Kogyo Co. Ltd	54,000	197,112
Taiho Kogyo Co. Ltd	3,800	49,450
Taka-Q Ltd	39,000	149,680
TBK Co. Ltd	12,000	55,206
Tecmo Koei Holdings Co. Ltd	51,100	457,027
Teikoku Sen-I Co. Ltd. (Class I Stock)	33,000	240,382
Toa Corp	7,000	55,662
TOA ROAD Corp	26,000	111,376
Toagosei Co. Ltd	226,000	909,127
Tocalo Co. Ltd	9,200	121,823
Tochigi Bank Ltd. (The)	5,000	17,218
Toho Holdings Co. Ltd	6,700	110,899
Tokai Corp	14,200	401,598
Tokai Rika Co. Ltd	20,600	410,383
Tokai Rubber Industries Ltd	25,400	227,737
Tokyo Ohka Kogyo Co. Ltd	9,300	213,439
Tokyo Steel Manufacturing Co. Ltd	29,400	97,452
Tokyo Tekko Co. Ltd	36,000	126,597
Tomen Electronics Corp	4,400	52,199
Tomoe Engineering Co. Ltd.(a)	13,000	213,321
TOMONY Holdings, Inc	6,100	23,687
Toppan Forms Co. Ltd	30,400	263,546
Toppan Printing Co. Ltd	32,000	221,988
Topre Corp	5,000	43,217
Topy Industries Ltd	17,000	33,324
Toshiba Machine Co. Ltd	52,000	253,811
Toshiba Plant Systems & Services Corp	57,000	853,242
Toyo Ink SC Holdings Co. Ltd	81,000	399,462

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Toyo Seikan Group Holdings Ltd	26,200	$403,293
Toyota Boshoku Corp	30,800	442,863
Transcosmos, Inc	10,500	158,614
Trend Micro, Inc	20,000	635,855
TS Tech Co. Ltd	56,700	1,800,902
Unipres Corp	23,200	415,556
Universal Entertainment Corp	15,700	278,095
UNY Group Holdings Co. Ltd	16,000	107,606
USS Co. Ltd	8,770	1,111,816
Valor Co. Ltd	11,400	211,809
Village Vanguard Co. Ltd	32	52,267
Wakita & Co. Ltd	36,000	319,668
Warabeya Nichiyo Co. Ltd	3,300	50,449
Watanabe Sato Co. Ltd	24,000	57,235
Yachiyo Bank Ltd. (The)	1,300	39,304
Yamada Denki Co. Ltd	10	405
Yamaya Corp	2,900	40,256
Yamazen Corp	26,200	164,907
Yellow Hat Ltd	5,000	100,623
Yodogawa Steel Works Ltd	65,000	258,547
Yorozu Corp	19,800	328,746
Yuasa Trading Co. Ltd	53,000	92,135
Yusen Logistics Co. Ltd	17,900	161,857

		99,031,985

Kazakhstan — 0.1%
KazMunaiGas Exploration Production, GDR	170,804	2,531,776

Luxembourg — 0.1%
APERAM.	8,116	88,320
ArcelorMittal	32,066	358,891
Oriflame Cosmetics SA, SDR(a)	41,320	1,308,300

		1,755,511

Macau
Wynn Macau Ltd	414,400	1,114,642

Malaysia — 0.1%
APM Automotive Holdings Bhd	11,100	17,531
Carlsberg Brewery Malaysia Bhd	24,900	120,443
Coastal Contracts Bhd	90,100	61,527
Globetronics Technology Bhd	217,800	148,903
Hap Seng Plantations Holdings Bhd	239,300	200,711
JCY International Bhd	620,700	131,308
Kulim Malaysia Bhd	324,000	353,790
Malton Bhd	170,000	44,539
Media Prima Bhd	88,400	77,804
Mudajaya Group Bhd	311,300	255,812
Padini Holdings Bhd	193,000	115,115
Petronas Chemicals Group Bhd	178,300	373,381
TDM Bhd	173,400	43,893
WTK Holdings Bhd	173,600	61,352
YTL Power International Bhd	1	1

		2,006,110

Malta
Angler Gaming PLC*	14,096	3,237
Unibet Group PLC, SDR	5,816	194,702

		197,939

Marshall Islands
Diana Shipping, Inc.*(a)	40,300	404,612

COMMON STOCKS (continued)	Shares	Value (Note 2)
Mexico — 0.1%
Desarrolladora Homex SAB de CV, ADR*(a)	35,800	$133,534
Fresnillo PLC	33,223	448,541
Grupo Mexico SAB de CV (Class B Stock)	628,082	1,817,725

		2,399,800

Netherlands — 0.4%
Accell Group	1,847	28,750
Aegon NV	167,160	1,121,480
BE Semiconductor Industries NV	20,935	215,796
ING Groep NV, CVA*	62,371	570,011
Koninklijke Ahold NV	217,069	3,228,442
Royal Dutch Shell PLC (Class A Stock), (XEQT)	156,538	5,001,963
Royal Dutch Shell PLC (Class A Stock), (XLON)	156,669	5,004,666
Royal Imtech NV*(a)	27,297	200,933
Unilever NV, CVA	14,133	556,333

		15,928,374

New Zealand
Air New Zealand Ltd	302,159	346,373
PGG Wrightson Ltd	300,645	67,348
Warehouse Group Ltd. (The)	43,394	119,400

		533,121

Norway — 0.5%
Atea ASA	18,898	191,029
Fred Olsen Energy ASA	52,141	2,064,773
Kongsberg Gruppen A/S	17,513	316,554
SpareBank 1 SMN	5,984	45,820
SpareBank 1 SR Bank ASA	48,738	381,120
Statoil ASA	245,955	5,080,956
Telenor ASA	135,571	2,692,849
TGS Nopec Geophysical Co. ASA	81,614	2,371,673
Vard Holdings Ltd	599,000	512,316
Yara International ASA	97,580	3,891,397

		17,548,487

Philippines
First Philippine Holdings Corp	73,430	124,057

Poland — 0.1%
Enea SA*	89,881	357,873
Grupa Lotos SA*	17,618	190,010
Jastrzebska Spolka Weglowa SA	16,621	320,741
KGHM Polska Miedz SA	53,600	1,949,425
PGE SA	346,313	1,604,281
Synthos SA	232,065	318,300
Tauron Polska Energia SA	502,304	650,419

		5,391,049

Portugal — 0.1%
Banco Comercial Portugues SA (Class R Stock)*	485,924	60,599
Banco Espirito Santo SA*	493,020	395,251
Portucel SA	498,703	1,588,189
Semapa-Sociedade de Investimento e Gestao	11,713	99,588
Sonaecom—SGPS SA	161,381	327,064

		2,470,691

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Puerto Rico
Doral Financial Corp.*	177,300	$147,159
Popular, Inc.*	9,200	279,036
Triple-S Management Corp. (Class B Stock)*	14,100	302,727

		728,922

Russia — 0.3%
Alliance Oil Co. Ltd., SDR*	55,037	301,164
CTC Media, Inc.	75,400	838,448
Gazprom Neft OAO, ADR*	14,924	267,438
Gazprom OAO, ADR	293,184	1,926,219
Lukoil OAO, ADR	40,288	2,322,603
Rosneft OJSC OAO, GDR	38,800	269,241
Rostelecom OJSC, ADR(a)	51,175	811,124
RusHydro Management Co., ADR	90,228	131,733
Sistema JSFC, GDR	32,132	551,241
Surgutneftegas OAO, ADR	83,176	652,100
Tatneft OAO, ADR	32,300	1,173,782
Uralkali OJSC, GDR	16,516	552,789

		9,797,882

Singapore — 0.1%
Ausgroup Ltd.	496,000	140,732
Boustead Singapore Ltd.	280,000	295,493
Cape PLC	32,042	118,912
ComfortDelGro Corp. Ltd.	621,000	892,444
Great Eastern Holdings Ltd.	7,000	96,059
Hong Fok Corp. Ltd.	357,000	193,493
Hong Leong Asia Ltd.	144,000	175,553
Hong Leong Finance Ltd.	34,000	68,401
Ipco International Ltd.*	7,023,000	138,177
Jardine Cycle & Carriage Ltd.	14,000	468,077
Mapletree Logistics Trust	499,000	432,485
Metro Holdings Ltd.	46,000	33,806
Pan-United Corp. Ltd.	91,000	64,310
StarHub Ltd.	373,000	1,226,421
Ums Holdings Ltd.	462,000	183,684
UOL Group Ltd.	81,000	428,198
XP Power Ltd.	4,084	76,340

		5,032,585

South Africa — 0.5%
AVI Ltd.	29,016	174,506
Capital Property Fund, UTS	72,437	77,969
Gold Fields Ltd.	133,867	701,579
Hudaco Industries Ltd.	3,366	30,817
Kumba Iron Ore Ltd.	28,003	1,306,828
Lewis Group Ltd.	36,837	234,772
MMI Holdings Ltd.	351,311	786,611
MTN Group Ltd.	202,940	3,774,565
Raubex Group Ltd.	56,898	125,544
Reunert Ltd.	201,862	1,409,045
Sanlam Ltd.	85,590	397,762
Sasol Ltd.	73,733	3,210,171
Sibanye Gold Ltd.*	207,335	151,728
Spar Group Ltd. (The)	36,860	447,297
Truworths International Ltd.	71,782	631,814
Vodacom Group Ltd.	309,655	3,286,071
Wilson Bayly Holmes-Ovcon Ltd.	33,582	523,143

COMMON STOCKS (continued)	Shares	Value (Note 2)
South Africa (continued)
Woolworths Holdings Ltd.	93,855	$611,763

		17,881,985

South Korea — 0.5%
AtlasBX Co. Ltd.	3,473	119,352
Capro Corp.	17,950	103,563
Chin Yang Industry Co. Ltd.	17,190	35,315
Chinyang Holdings Corp.	72,190	113,897
Daechang Forging Co. Ltd.	3,140	135,072
Daelim Industrial Co. Ltd.	6,833	515,059
Daishin Securities Co. Ltd.	23,920	186,878
DCM Corp.	15,610	161,972
Dongil Industries Co. Ltd.	386	17,795
Dongkook Industrial Co. Ltd.*	19,460	56,047
Dongkuk Steel Mill Co. Ltd.	7,030	66,321
Dongyang E&P, Inc.	8,764	141,581
Global & Yuasa Battery Co. Ltd.	7,340	380,284
Halla Climate Control Corp.	60,570	1,914,475
Halla Engineering & Construction Corp.	6,560	29,570
Husteel Co. Ltd.	4,170	87,902
Hyundai Mobis	2,630	626,131
Hyundai Motor Co.	2,521	494,445
Hyundai Steel Co.	2,417	135,330
INTOPS Co. Ltd.	9,489	209,939
Inzi Controls Co. Ltd.	6,720	31,497
KC Tech Co. Ltd.	17,040	79,116
Kia Motors Corp.	69,026	3,727,561
Kolon Corp.	3,080	57,176
Korea Electric Terminal Co. Ltd.	10,150	290,131
Korea Zinc Co. Ltd.	2,441	591,295
KT&G Corp.	40,887	2,656,465
Kukdo Chemical Co. Ltd.	1,380	53,925
Kunsul Chemical Industrial Co. Ltd.	2,860	63,765
Kyung Nong Corp.	28,580	91,220
MegaStudy Co. Ltd.	4,274	230,259
Neowiz Holdings Corp.*	11,666	104,403
S&T Dynamics Co. Ltd.	12,750	138,833
Saeron Automotive Corp.	10,510	74,661
Sam Young Electronics Co. Ltd.	7,190	54,976
Samsung Electronics Co. Ltd.	3,442	4,023,093
Samsung Publishing Co. Ltd.	16,120	70,259
Samyang Tongsang Co. Ltd.	2,270	48,952
Sebang Co. Ltd.	4,060	65,403
Sejong Industrial Co. Ltd.	15,860	210,151
Sindoh Co. Ltd.	6,489	381,823
SK Telecom Co. Ltd., ADR	5,100	103,683
Sun Kwang Co. Ltd.	5,910	97,391
Tae Kyung Chemical Co. Ltd.	10,160	44,691
Tae Kyung Industrial Co. Ltd.	23,720	90,660
Taekwang Industrial Co. Ltd.	463	387,809
Tailim Packaging Industrial Co. Ltd.	50,370	127,278
Woori Finance Holdings Co. Ltd.	18,020	165,470
Youngone Holdings Co. Ltd.	2,680	160,923

		19,753,797

Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	198,924	1,671,721
Banco Popular Espanol SA*	2,305	7,056
Banco Santander SA	134,931	863,452
Bolsas y Mercados Espanoles SA	37,507	918,921

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Spain (continued)
CaixaBank(a)	48,848	$150,039
Duro Felguera SA	185,545	1,195,401
Enagas SA	140,251	3,466,435
Gas Natural SDG SA	121,722	2,452,388
Mapfre SA	233,248	758,892
Obrascon Huarte Lain SA	17,782	604,219
Red Electrica Corp. SA	34,593	1,902,167
Repsol SA	20,731	437,525
Viscofan SA	33,046	1,655,612

		16,083,828

Sweden — 0.3%
Atlas Copco AB (Class A Stock)	110,332	2,659,203
Axfood AB	43,355	1,812,294
Betsson AB*	13,357	338,873
Bilia AB (Class A Stock)	10,028	161,154
Boliden AB	27,115	336,099
Byggmax Group AB	14,245	78,170
Clas Ohlson AB (Class B Stock)	36,172	479,449
Hexpol AB	13,366	867,591
HIQ International AB*	31,750	160,024
Industrivarden AB (Class C Stock)	23,259	388,389
Intrum Justitia AB	2,623	53,686
JM AB	20,559	433,226
Kungsleden AB	19,258	112,413
Loomis AB	18,728	359,898
PA Resources AB*	15,646	23,098
Saab AB (Class B Stock)	27,237	520,399
Semcon AB	11,726	119,944
TeliaSonera AB	534,578	3,483,695
Vostok Nafta Investment Ltd., SDR*	44,783	216,366

		12,603,971

Switzerland — 0.6%
ACE Ltd.	47,600	4,259,248
Allied World Assurance Co. Holdings AG	37,600	3,440,776
BB Biotech AG*	11,635	1,393,196
EMS-Chemie Holding AG	1,184	350,684
Ferrexpo PLC	48,634	98,746
Helvetia Holding AG	2,899	1,169,915
Highlight Communications AG*	24,754	130,317
Implenia AG*	10,780	537,545
Novartis AG	5,001	354,224
Partners Group Holding AG	1,404	380,033
Roche Holding AG	20,470	5,080,600
Schweizerische National-Versicherungs- Gesellschaft AG	4,769	220,261
Swatch Group AG (The)	525	286,775
Swisscom AG	1,421	622,072
Vaudoise Assurances Holding SA	174	64,098
Walter Meier AG	1,295	66,974
Zurich Insurance Group AG*	7,144	1,851,790

		20,307,254

Taiwan — 0.3%
Ability Enterprise Co. Ltd.	121,000	108,464
AMPOC Far-East Co. Ltd.	179,000	162,219
Audix Corp.	71,000	63,826
AV Tech Corp.	58,000	181,421
C Sun Manufacturing Ltd.	85,000	60,415

COMMON STOCKS (continued)	Shares	Value (Note 2)
Taiwan (continued)
Chenbro Micom Co. Ltd.	170,000	$201,600
China Metal Products Co. Ltd.	1	1
China Steel Chemical Corp.	63,000	312,532
Chipbond Technology Corp.	149,000	362,569
Chun Yuan Steel	9,853	3,757
Continental Holdings Corp.	100,000	36,606
CviLux Corp.	85,000	104,407
Dynapack International Technology Corp.	103,000	309,832
Elite Material Co. Ltd.	190,000	166,510
Feng Tay Enterprise Co. Ltd.	186,570	312,958
Flytech Technology Co. Ltd.	51,000	159,420
Formosan Rubber Group, Inc.	315,000	258,688
FSP Technology, Inc.	28,279	25,928
Gigabyte Technology Co. Ltd.	408,000	379,716
Holiday Entertainment Co. Ltd.	205,000	305,487
Hung Poo Real Estate Development Corp.	156,000	152,505
Kwong Fong Industries*	244,000	133,754
Lite-On Technology Corp.	351,905	615,116
Lumax International Corp. Ltd.	63,300	138,547
Micro-Star International Co. Ltd.	159,000	83,002
Phihong Technology Co. Ltd.	173,626	117,826
Phison Electronics Corp.	68,000	556,425
Portwell, Inc.	255,000	243,962
Powertech Technology, Inc.	673,000	1,255,838
Prime Oil Chemical Service Corp.	136,000	127,737
Radiant Opto-Electronics Corp.	179,000	583,845
Sercomm Corp.	69,000	90,465
ShenMao Technology, Inc.	53,000	58,088
Sigurd Microelectronics Corp.	303,000	244,694
Silitech Technology Corp.	102,373	169,793
Sincere Navigation Corp.	135,000	119,032
Sirtec International Co. Ltd.	84,000	137,893
Syncmold Enterprise Corp.	179,000	308,071
Taiwan Chinsan Electronic Industrial Co. Ltd.	43,000	60,395
Taiwan Secom Co. Ltd.	65,000	157,450
Taiwan Semiconductor Co. Ltd.	295,000	180,769
Taiwan Sogo Shin Kong SEC	212,000	264,932
Test Research, Inc.	208,658	293,103
Topco Scientific Co. Ltd.	148,740	262,527
Tsann Kuen Enterprise Co. Ltd.	85,000	121,602
Vivotek, Inc.	61,000	257,388
Zeng Hsing Industrial Co. Ltd.	58,000	248,118
Zenitron Corp.	148,000	96,773

		10,596,006

Thailand — 0.1%
Banpu PCL, NVDR	44,600	345,422
BEC World PCL, NVDR	296,000	560,040
Delta Electronics Thailand PCL, NVDR	1,006,600	1,294,989
Electricity Generating PCL, NVDR	16,000	69,510
Hana Microelectronics PCL, NVDR	248,300	154,764
Khon Kaen Sugar Industry PCL, NVDR	398,500	148,423
Lanna Resources PCL, NVDR	286,800	97,375
MCOT PCL, NVDR	183,200	245,966
PTT Exploration & Production PCL, NVDR	213,200	1,084,401
Thai Tap Water Supply PCL, NVDR	1,109,800	360,837

		4,361,727

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Turkey — 0.1%
Aksa Akrilik Kimya Sanayii A/S	16,321	$57,285
Aygaz AS	84,368	387,373
Eczacibasi Yatirim Holding Ortakligi A/S	43,560	132,997
Ege Seramik Sanayi Ve Ticaret A/S	156,732	185,697
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	1	1
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	114,850	190,325
Koza Altin Isletmeleri A/S	21,136	257,608
Koza Anadolu Metal Madencilik Isletmeleri A/S*	377,965	557,758
Park Elektrik Uretim Madencilik Sanayi ve Ticaret A/S	83,597	191,563
Turk Hava Yollari A/S	133,292	517,876
Turk Telekomunikasyon A/S	336,277	1,301,505
Turk Traktor ve Ziraat Makineleri A/S	39,262	1,383,345

		5,163,333

United Kingdom — 4.5%
Abcam PLC	31,020	213,962
Aberdeen Asset Management PLC	322,684	1,877,918
Aero Inventory PLC*	16,478	—
Afren PLC*	321,662	634,098
African Barrick Gold PLC	178,986	261,341
AMEC PLC	97,711	1,494,420
Amlin PLC	436,166	2,609,278
Anglo American PLC, (JSE)	7,681	149,118
Anglo American PLC, (XLON)	39,824	767,437
Antofagasta PLC	181,283	2,196,637
Ashmore Group PLC	437,616	2,284,349
AstraZeneca PLC	187,788	8,878,453
Avocet Mining PLC	353,989	36,665
BAE Systems PLC	420,296	2,447,602
Balfour Beatty PLC	318,036	1,149,783
Barclays PLC	558,510	2,378,566
Bellway PLC	20,325	392,493
BG Group PLC	38,634	656,552
BHP Billiton PLC	35,281	899,594
Bovis Homes Group PLC	20,620	239,103
BP PLC	88,175	611,933
British American Tobacco PLC	52,259	2,680,358
British Sky Broadcasting Group PLC	296,654	3,573,796
BT Group PLC	219,180	1,029,002
Bumi PLC*	44,488	175,454
Burberry Group PLC	30,189	621,067
Cairn Energy PLC*	32,723	125,931
Carillion PLC	131,811	553,831
Carphone Warehouse Group PLC	104,200	394,625
Centamin PLC*	1,145,458	555,574
Centrica PLC	995,253	5,443,782
Chemring Group PLC	46,049	199,130
Chesnara PLC	14,260	54,222
Close Brothers Group PLC	72,778	1,088,656
Cobham PLC	500,037	1,993,684
Concentric AB	31,570	312,871
Costain Group PLC	45,099	190,862
Cranswick PLC	24,322	427,266
Dart Group PLC	131,498	390,506
Debenhams PLC	509,422	738,827
Delphi Automotive PLC	61,000	3,092,090
Devro PLC	23,714	105,198

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Diploma PLC	27,543	$234,803
Dunelm Group PLC	10,784	155,274
Electra Private Equity PLC*	1,000,000	33,684,854
Elementis PLC	187,816	626,710
EnQuest PLC*	242,910	436,466
Eurasian Natural Resources Corp. PLC	162,091	505,303
Evraz PLC	161,707	238,556
Fenner PLC	128,890	600,861
FirstGroup PLC	35,803	52,522
Gem Diamonds Ltd.*	11,156	23,034
GKN PLC	224,351	1,026,949
GlaxoSmithKline PLC	304,577	7,613,323
Go-Ahead Group PLC	2,569	57,901
Greene King PLC	39,945	470,454
Greggs PLC	172,106	1,092,612
Halfords Group PLC	127,747	614,415
Halma PLC	62,347	477,370
Hargreaves Lansdown PLC	28,439	384,137
Highland Gold Mining Ltd.	230,495	188,433
Hill & Smith Holdings PLC	13,315	91,132
Home Retail Group PLC	88,929	181,145
HSBC Holdings PLC, (QMTF)	587,004	6,076,789
HSBC Holdings PLC, (XHKG)	473,600	4,908,992
IG Group Holdings PLC	129,820	1,146,424
IMI PLC	92,364	1,740,934
Imperial Tobacco Group PLC	6,620	229,547
InterContinental Hotels Group PLC	16,680	458,406
Interserve PLC	71,987	555,925
ITE Group PLC	142,671	648,387
J Sainsbury PLC	259,159	1,400,723
Jardine Lloyd Thompson Group PLC	11,706	162,144
JKX Oil & Gas PLC*(a)	160,343	139,310
Kazakhmys PLC	83,091	327,972
Keller Group PLC	7,193	108,418
Ladbrokes PLC	100,405	305,019
Lancashire Holdings Ltd.	102,066	1,230,901
Legal & General Group PLC	1,623,532	4,231,522
Lloyds Banking Group PLC*	767,855	737,385
Micro Focus International PLC	54,141	583,521
Mitie Group PLC	191,822	732,949
Morgan Advanced Material PLC	306,475	1,214,416
Next PLC	18,536	1,284,000
PayPoint PLC	5,477	87,885
Persimmon PLC*	88,302	—
Petropavlovsk PLC	82,716	113,171
Premier Farnell PLC	80,384	246,895
Reckitt Benckiser Group PLC	46,647	3,299,666
Restaurant Group PLC (The)	77,626	589,052
Rio Tinto PLC	15,609	634,805
Royal Bank of Scotland Group PLC*	554,380	2,300,569
Sage Group PLC (The)	141,375	730,661
Senior PLC	207,398	789,979
Smith & Nephew PLC	354,096	3,965,850
Smiths Group PLC	82,031	1,631,999
Smiths News PLC	74,476	171,328
Spectris PLC	18,660	541,217
Spirax-Sarco Engineering PLC	29,172	1,195,587
St. Ives PLC	36,303	81,719
Standard Life PLC	455,180	2,395,479
Taylor Wimpey PLC	413,548	602,545

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Tesco PLC	399,849	$2,013,578
Ultra Electronics Holdings PLC	33,994	885,485
Unilever PLC	64,128	2,596,057
Vedanta Resources PLC	20,542	319,285
Victrex PLC	32,447	759,772
Volex PLC	88,716	134,124
Weir Group PLC (The)	10,275	335,983
WH Smith PLC(a)	133,294	1,455,683
William Hill PLC	298,238	1,999,957
WM Morrison Supermarkets PLC	920,051	3,662,239

		164,446,542

United States — 12.4%
1st Source Corp.	2,600	61,776
3M Co.	25,500	2,788,425
Abbott Laboratories	182,700	6,372,576
AbbVie, Inc.	196,698	8,131,495
Adams Resources & Energy, Inc.	2,200	151,558
Aetna, Inc.	35,500	2,255,670
Aflac, Inc.	78,900	4,585,668
AG Mortgage Investment Trust, Inc.	14,800	278,388
Alacer Gold Corp.	120,500	254,360
Alaska Air Group, Inc.*	40,400	2,100,800
Allegiant Travel Co.(a)	5,900	625,341
Alliance Resource Partners LP(a)	28,800	2,034,144
Almost Family, Inc.	10,400	197,600
Alpha & Omega Semiconductor Ltd.*	17,400	132,936
Altria Group, Inc.	25,700	899,243
American Capital Ltd.*	24,900	315,483
American Capital Mortgage Investment Corp.	36,000	646,920
American Eagle Outfitters, Inc.	49,800	909,348
American Equity Investment Life Holding Co.(a)	8,200	128,740
American Financial Group, Inc.	72,000	3,521,520
American International Group, Inc.*	27,600	1,233,720
Amgen, Inc.	31,200	3,078,192
Amphenol Corp. (Class A Stock)	4,800	374,112
AmSurg Corp.*	73,000	2,562,300
Analog Devices, Inc.	36,700	1,653,702
AOL, Inc.*	9,100	331,968
Apache Corp.	27,900	2,338,857
Apollo Group, Inc. (Class A Stock)*(a)	30,500	540,460
Apollo Residential Mortgage, Inc., REIT	23,000	379,040
Apple, Inc.	10,900	4,317,272
AptarGroup, Inc.	10,400	574,184
Argan, Inc.	17,200	268,320
Arlington Asset Investment Corp. (Class A Stock)	2,600	69,524
Atlas Air Worldwide Holdings, Inc.*	8,000	350,080
Automatic Data Processing, Inc.	27,900	1,921,194
Avnet, Inc.*	12,700	426,720
AXT, Inc.*	16,200	43,740
Ballantyne Strong, Inc.*	19,500	82,290
Bank of America Corp.	433,300	5,572,238
Baxter International, Inc.	59,800	4,142,346
Becton Dickinson and Co.	43,700	4,318,871
Bed Bath & Beyond, Inc.*(a)	20,500	1,453,450
Big Lots, Inc.*	18,000	567,540
Bio-Reference Labs, Inc.*(a)	22,200	638,250

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Boart Longyear Ltd.	95,939	$59,225
Booz Allen Hamilton Holding Corp.	27,400	476,212
BP Prudhoe Bay Royalty Trust(a)	4,300	413,961
Bridgepoint Education, Inc.*(a)	33,200	404,376
Bristol-Myers Squibb Co.	69,900	3,123,831
Brocade Communications Systems, Inc.*	78,700	453,312
Buckle, Inc. (The)	20,400	1,061,208
C&J Energy Services, Inc.*(a)	47,900	927,823
C.R. Bard, Inc.(a)	28,100	3,053,908
CA, Inc.	123,500	3,535,805
CACI International, Inc. (Class A Stock)*(a)	8,600	546,014
Calamos Asset Management, Inc. (Class A Stock)	17,600	184,800
Capella Education Co.*	4,500	187,425
Capital One Financial Corp.	28,700	1,802,647
Capital Southwest Corp.	3,800	523,754
Capstead Mortgage Corp.	33,400	404,140
Cash America International, Inc.(a)	13,800	627,348
CBOE Holdings, Inc.	23,600	1,100,704
CF Industries Holdings, Inc.	19,900	3,412,850
Cheesecake Factory, Inc. (The)(a)	17,900	749,831
Chemed Corp.(a)	35,000	2,535,050
Chevron Corp.	45,351	5,366,837
Chico’s FAS, Inc.	26,100	445,266
Chimera Investment Corp.	120,600	361,800
Cigna Corp.	31,100	2,254,439
Cisco Systems, Inc.	184,200	4,477,902
Citigroup, Inc.	84,370	4,047,229
Cliffs Natural Resources, Inc.(a)	9,800	159,250
CNA Financial Corp.	52,400	1,709,288
CNO Financial Group, Inc.	60,200	780,192
Coca-Cola Co. (The)	58,900	2,362,479
Coinstar, Inc.*(a)	21,900	1,284,873
Colgate-Palmolive Co.	48,000	2,749,920
Colony Financial, Inc.	47,800	950,742
Comerica, Inc.	14,500	577,535
Computer Sciences Corp.	41,900	1,833,963
ConocoPhillips	20,100	1,216,050
Copart, Inc.*	10,000	308,000
Corning, Inc.	111,900	1,592,337
Courier Corp.	12,500	178,500
CSG Systems International, Inc.	7,000	151,900
CSS Industries, Inc.	7,700	191,961
CST Brands, Inc.*(a)	2,144	66,057
Cummins, Inc.	18,300	1,984,818
CVB Financial Corp.	50,200	590,352
Cyberonics, Inc.*	7,500	389,700
Darling International, Inc.*	47,200	880,752
Delek US Holdings, Inc.	14,100	405,798
Deluxe Corp.	54,800	1,898,820
DeVry, Inc.(a)	30,800	955,416
DIRECTV*	27,300	1,682,226
Discover Financial Services	61,200	2,915,568
Dorchester Minerals LP	14,000	342,860
Dover Corp.	20,700	1,607,562
DSW, Inc. (Class A Stock)	6,400	470,208
Dynex Capital, Inc.	9,400	95,786
East West Bancorp, Inc.	17,800	489,500
Eli Lilly & Co.	160,800	7,898,496
EMC Corp.	85,400	2,017,148

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
EMC Insurance Group, Inc.	2,300	$60,398
Emerson Electric Co.(a)	49,800	2,716,092
Encore Capital Group, Inc.*(a)	16,600	549,626
Endo Health Solutions, Inc.*	15,700	577,603
Energizer Holdings, Inc.(a)	6,600	663,366
Ensign Group, Inc. (The)	5,177	182,334
EPR Properties(a)	3,200	160,864
Express, Inc.*	38,700	811,539
Exxon Mobil Corp.	61,200	5,529,420
EZCORP, Inc. (Class A Stock)*	31,800	536,784
FactSet Research Systems, Inc.(a)	9,900	1,009,206
FBL Financial Group, Inc. (Class A Stock)	6,400	278,464
FedEx Corp.	6,800	670,344
First Cash Financial Services, Inc.*	5,500	270,655
First Citizens BancShares, Inc. (Class A Stock)	1,600	307,280
First Solar, Inc.*(a)	9,500	424,935
Fonar Corp.*	22,480	147,469
Foot Locker, Inc.	20,000	702,600
Forward Air Corp.	12,600	482,328
Franklin Resources, Inc.	8,600	1,169,772
Freeport-McMoRan Copper & Gold, Inc.	21,700	599,137
FutureFuel Corp.	8,300	117,611
GameStop Corp. (Class A Stock)(a)	23,800	1,000,314
Gannett Co., Inc.	23,200	567,472
Gap, Inc. (The)	9,700	404,781
Gartner, Inc.*	6,500	370,435
General Dynamics Corp.	38,700	3,031,371
Genworth Financial, Inc. (Class A Stock)*	31,900	363,979
Goldman Sachs Group, Inc. (The)	38,900	5,883,625
Gordmans Stores, Inc.*	10,200	138,822
Grand Canyon Education, Inc.*	6,700	215,941
Guess?, Inc.(a)	42,600	1,321,878
Harris Corp.	9,700	477,725
Hartford Financial Services Group, Inc.	9,000	278,280
HCA Holdings, Inc.	41,300	1,489,278
HCC Insurance Holdings, Inc.	42,900	1,849,419
Helmerich & Payne, Inc.(a)	23,400	1,461,330
Hershey Co. (The)	14,300	1,276,704
Hibbett Sports, Inc.*(a)	10,300	571,650
HollyFrontier Corp.	53,100	2,271,618
Horace Mann Educators Corp.	42,100	1,026,398
Hormel Foods Corp.	50,600	1,952,148
Hubbell, Inc. (Class B Stock)	18,600	1,841,400
Humana, Inc.	20,600	1,738,228
ICU Medical, Inc.*	3,500	252,210
IDEXX Laboratories, Inc.*(a)	3,800	341,164
Illinois Tool Works, Inc.	20,700	1,431,819
Ingram Micro, Inc. (Class A Stock)*	14,500	275,355
Intel Corp.	353,100	8,552,082
Interactive Brokers Group, Inc. (Class A Stock)	17,300	276,281
InterDigital, Inc.(a)	7,600	339,340
International Business Machines Corp.	18,800	3,592,868
Intersections, Inc.	20,400	178,908
Intuit, Inc.	5,100	311,253
Invesco Mortgage Capital, Inc., REIT	25,000	414,000
Iridium Communications, Inc.*(a)	25,500	197,880
ITT Educational Services, Inc.*(a)	6,000	146,400
J&J Snack Foods Corp.	11,300	879,140

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
j2 Global, Inc.(a)	29,600	$1,258,296
Jack Henry & Associates, Inc.	23,800	1,121,694
Johnson & Johnson	48,500	4,164,210
Joy Global, Inc.(a)	23,600	1,145,308
JPMorgan Chase & Co.	111,300	5,875,527
KeyCorp	200,400	2,212,416
Kimberly-Clark Corp.	40,000	3,885,600
KLA-Tencor Corp.	28,100	1,566,013
Kohl’s Corp.	11,600	585,916
Kulicke & Soffa Industries, Inc.*	11,000	121,660
L-3 Communications Holdings, Inc.(a)	21,500	1,843,410
Laboratory Corp. of America Holdings*(a)	55,000	5,505,500
Lancaster Colony Corp.	24,800	1,934,152
Landstar System, Inc.	14,200	731,300
Lear Corp.(a)	12,200	737,612
Lincoln National Corp.	20,400	743,988
Linear Technology Corp.	22,700	836,268
Lockheed Martin Corp.	45,400	4,924,084
Lorillard, Inc.	113,959	4,977,729
LyondellBasell Industries NV (Class A Stock)	44,800	2,968,448
Magellan Health Services, Inc.*	15,500	869,240
Manhattan Associates, Inc.*	3,500	270,060
Marathon Oil Corp.	9,300	321,594
Marathon Petroleum Corp.	45,900	3,261,654
MarketAxess Holdings, Inc.	5,900	275,825
Mattel, Inc.	58,800	2,664,228
Maxim Integrated Products, Inc.	51,100	1,419,558
MAXIMUS, Inc.	4,400	327,712
Maxygen, Inc.	19,800	49,104
MBIA, Inc.*(a)	34,100	453,871
McDonald’s Corp.	17,000	1,683,000
McGraw Hill Financial, Inc.	27,800	1,478,682
MEDNAX, Inc.*(a)	34,400	3,150,352
Medtronic, Inc.	135,700	6,984,479
Merck & Co., Inc.	177,600	8,249,520
Meredith Corp.(a)	10,200	486,540
Mettler-Toledo International, Inc.*(a)	3,200	643,840
Microsoft Corp.	246,000	8,494,380
Monster Beverage Corp.*(a)	4,800	291,696
Morgan Stanley	206,300	5,039,909
MSC Industrial Direct Co., Inc. (Class A Stock)	12,100	937,266
MTS Systems Corp.	5,700	322,620
Myriad Genetics, Inc.*	27,300	733,551
National Western Life Insurance Co. (Class A Stock)	2,100	398,685
Nature’s Sunshine Products, Inc.	19,400	317,190
NewMarket Corp.(a)	5,000	1,312,800
Newmont Mining Corp.	7,200	215,640
Nicholas Financial, Inc.	16,900	255,528
North European Oil Royalty Trust	2,200	53,526
Northern Trust Corp.	15,400	891,660
Northrop Grumman Corp.	51,600	4,272,480
Nu Skin Enterprises, Inc. (Class A Stock)(a)	71,000	4,339,520
Nutraceutical International Corp.	20,900	427,196
Occidental Petroleum Corp.	32,300	2,882,129
Oceaneering International, Inc.	5,500	397,100
Omnicom Group, Inc.	14,900	936,763
Oracle Corp.	115,600	3,551,232

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
O’Reilly Automotive, Inc.*(a)	3,400	$382,908
Panera Bread Co. (Class A Stock)*(a)	2,100	390,474
Papa John’s International, Inc.*	5,700	372,609
Parker Hannifin Corp.	25,300	2,413,620
Paychex, Inc.(a)	39,500	1,442,540
PDL BioPharma, Inc.(a)	196,000	1,513,120
PepsiCo, Inc.	22,200	1,815,738
PetMed Express, Inc.(a)	17,900	225,540
PetSmart, Inc.	16,100	1,078,539
Pfizer, Inc.	196,500	5,503,965
Philip Morris International, Inc.	31,600	2,737,192
Phillips 66	26,450	1,558,170
Photronics, Inc.*	13,300	107,198
Pitney Bowes, Inc.(a)	84,700	1,243,396
PNC Financial Services Group, Inc.	27,200	1,983,424
Polaris Industries, Inc.(a)	17,400	1,653,000
Portfolio Recovery Associates, Inc.*	8,000	1,229,040
Primerica, Inc.	17,800	666,432
Principal Financial Group, Inc.(a)	31,000	1,160,950
ProAssurance Corp.	33,800	1,763,008
Protective Life Corp.	71,300	2,738,633
QLogic Corp.*(a)	31,600	302,096
Quality Systems, Inc.	97,200	1,818,612
Quest Diagnostics, Inc.	109,700	6,651,111
Questcor Pharmaceuticals, Inc.	47,100	2,141,166
Raytheon Co.	77,300	5,111,076
Reinsurance Group of America, Inc.	16,600	1,147,226
Rent-A-Center, Inc.	7,300	274,115
Republic Bancorp, Inc. (Class A Stock)	12,300	269,616
ResMed, Inc.(a)	6,600	297,858
Reynolds American, Inc.	99,000	4,788,630
RG Barry Corp.	12,100	196,504
Rockwell Collins, Inc.	24,300	1,540,863
Ross Stores, Inc.	17,500	1,134,175
RPC, Inc.(a)	48,050	663,571
Scholastic Corp.	8,800	257,752
Schweitzer-Mauduit International, Inc.(a)	17,300	862,924
SciClone Pharmaceuticals, Inc.*	71,100	352,656
Scripps Networks Interactive, Inc. (Class A Stock)	17,700	1,181,652
Select Medical Holdings Corp.	151,100	1,239,020
Spectrum Pharmaceuticals, Inc.(a)	34,000	253,640
St. Jude Medical, Inc.	63,300	2,888,379
StanCorp Financial Group, Inc.	25,100	1,240,191
STERIS Corp.	37,400	1,603,712
Strayer Education, Inc.(a)	4,700	229,501
Stryker Corp.	64,200	4,152,456
Sturm Ruger & Co., Inc.	12,000	576,480
Symantec Corp.	36,100	811,167
Symetra Financial Corp.	151,400	2,420,886
SYNNEX Corp.*(a)	5,400	228,312
Syntel, Inc.	10,300	647,561
T. Rowe Price Group, Inc.	22,800	1,667,820
TAL International Group, Inc.*(a)	5,100	222,207
Tech Data Corp.*	4,800	226,032
Techne Corp.	9,200	635,536
Terra Nitrogen Co. LP(a)	10,600	2,268,294
Tesoro Corp.	17,300	905,136
TJX Cos., Inc. (The)	25,400	1,271,524
Torchmark Corp.	9,700	631,858

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Tractor Supply Co.	3,400	$399,874
Trustco Bank Corp.	67,500	367,200
Tupperware Brands Corp.	21,400	1,662,566
Union Pacific Corp.	18,100	2,792,468
Unisys Corp.*	3,700	81,659
United Therapeutics Corp.*(a)	41,100	2,705,202
UnitedHealth Group, Inc.	73,100	4,786,588
Universal Corp.(a)	22,900	1,324,765
Universal Health Services, Inc. (Class B Stock)	4,700	314,712
Universal Insurance Holdings, Inc.	28,500	201,780
Unum Group	45,400	1,333,398
US Physical Therapy, Inc.	5,600	154,784
USA Mobility, Inc.	16,200	219,834
USANA Health Sciences, Inc.*	8,900	644,182
Vaalco Energy, Inc.*	29,700	169,884
Valassis Communications, Inc.	4,800	118,032
Valero Energy Corp.	19,300	671,061
Valmont Industries, Inc.	2,200	314,798
Varian Medical Systems, Inc.*(a)	24,300	1,639,035
Vishay Intertechnology, Inc.*(a)	19,700	273,633
Vonage Holdings Corp.*	57,600	163,008
W&T Offshore, Inc.(a)	17,200	245,788
Wabtec Corp.	17,800	951,054
Waddell & Reed Financial, Inc. (Class A Stock)	34,600	1,505,100
WellPoint, Inc.	5,200	425,568
Western Digital Corp.	46,400	2,880,976
Western Refining, Inc.(a)	34,000	954,380
Western Union Co. (The)	58,000	992,380
Williams-Sonoma, Inc.(a)	5,600	312,984
World Acceptance Corp.*(a)	5,900	512,946
Xilinx, Inc.(a)	30,000	1,188,300
Zimmer Holdings, Inc.	19,500	1,461,330

		454,254,779

TOTAL COMMON STOCKS (cost $1,136,529,291)		1,177,565,740

EXCHANGE TRADED FUNDS — 5.9%
iShares Core S&P 500 ETF	611,533	98,438,467
Vanguard REIT ETF(a)	862,019	59,237,946
Vanguard Total Stock Market ETF	719,080	59,467,916

TOTAL EXCHANGE TRADED FUNDS (cost $218,910,202)		217,144,329

PREFERRED STOCKS — 0.1%
Brazil
AES Tiete SA (PRFC)	89,600	838,839
Cia Energetica do Ceara (PRFC A)	3,700	67,687

		906,526

Germany — 0.1%
Fuchs Petrolub AG (PRFC)	11,870	941,069
Jungheinrich AG (PFRC)	7,058	314,552
ProSiebenSat.1 Media AG (PRFC)*	16,959	727,372
Volkswagen AG, PRFC	2,852	576,054

		2,559,047

United States
Goldman Sachs Group, Inc. (The) (PFRC)	38,000	917,320

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Hartford Financial Services Group, Inc., 7.875%	31,000	$913,880

		1,831,200

TOTAL PREFERRED STOCKS (cost $5,306,803)		5,296,773

	Units
RIGHTS*
Spain
Repsol SA, expiring 07/05/13 (cost $12,393)	20,731	11,549

	Shares
UNAFFILIATED MUTUAL FUNDS — 11.8%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	1,909,027	98,467,613
Heartland Value Plus Fund (Institutional Shares)	2,385,495	77,767,137
MFS Emerging Markets Debt Fund (Institutional Shares)	2,660,175	39,264,183
PIMCO Emerging Markets Bond Fund United States (Institutional Shares)	1,901,594	21,392,933
T. Rowe Price Institutional High Yield Fund (Institutional Shares)	2,714,341	26,220,534
T. Rowe Price Value Fund (Retail Shares)	5,411,763	167,981,124

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $384,739,294)		431,093,524

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.7%
Bumper 5 UK Finance PLC (United Kingdom),
Series 2012-5, Class B
2.343%(c)	06/20/22	AA+(d)	GBP	300	458,108
Business Mortgage Finance 1 PLC (United Kingdom),
Series 1, Class M
3.304%(c)	07/20/36	Aa2	GBP	637	966,553
Globaldrive Auto Receivables 2011-A BV (Netherlands),
Series 2011-AA, Class A, 144A
0.872%(c)	04/20/19	Aaa	EUR	6,387	8,359,386
Lambda Finance BV (Netherlands),
Series 2007-1A, Class A3, 144A
0.422%(c)	09/20/31	Aaa		1,859	1,839,029
Series 2007-1X, Class A3
0.422%(c)	09/20/31	Aaa		799	791,268
Sherwood Castle Funding PLC (United Kingdom),
Series 2004-1, Class A
0.419%(c)	03/15/16	Aa1	EUR	9,500	12,342,148

TOTAL ASSET-BACKED SECURITIES (cost $25,106,823)					24,756,492

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
DECO Series (Ireland),
Series 2007-E6X, Class A3
0.416%(c)	04/27/18	A+(d)	EUR	2,209	$2,546,936
Series 2012-MHLX, Class A
2.774%(c)	07/28/21	AAA(d)	GBP	2,000	3,076,337
Epic Barchester PLC (United Kingdom),
Series BARC, Class A
0.790%(c)	09/30/31	BBB+(d)	GBP	1,560	2,230,007
German Residential Asset Note Distributor PLC (Ireland),
Series 1, Class C
2.095%(c)	01/20/21	Baa3	EUR	7,283	9,413,759
German Residential Funding PLC (Ireland),
Series 2013-1, Class B
1.778%(c)	08/27/24	NR	EUR	7,378	9,603,520
LCP Proudreed PLC (United Kingdom),
Series 1, Class A
0.766%(c)	08/25/16	BBB(d)	GBP	6,155	8,940,304
Opera Finance PLC (Ireland),
Series GER3, Class B
0.437%(c)	01/25/22	A(d)	EUR	1,500	1,757,218
Quality Parking BV (Netherlands),
Series 2007-1, Class A
0.410%(c)	10/05/16	A-(d)	EUR	3,500	4,537,207
Real Estate Capital PLC (United Kingdom),
Series 5, Class A
0.734%(c)	07/25/16	A(d)	GBP	6,728	10,212,049
Talisman-7 Finance Ltd. (Ireland),
Series 7, Class A
0.411%(c)	04/22/17	A3	EUR	7,614	9,613,742
Titan Europe PLC (Ireland),
Series 2006-2X, Class B
0.398%(c)	01/23/16	A3	EUR	1,246	1,589,439

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $64,723,207)					63,520,518

CORPORATE BONDS — 22.6%
Australia — 0.1%
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
8.250%	11/01/19	B1		1,000	1,030,000
Rio Tinto Finance USA Ltd.,
Gtd. Notes
7.125%	07/15/28	A3		825	1,010,872
8.950%	05/01/14	A3		700	745,969
9.000%	05/01/19	A3		595	772,960
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22	A3		1,885	1,817,700

					5,377,501

Austria
Sappi Papier Holding GmbH,
Sr. Sec’d. Notes, 144A
6.625%	04/15/21(a)	Ba2		1,100	1,067,000

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Bermuda — 0.1%
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19	Ba3	$1,115	$1,158,206
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	02/15/20	B1	500	505,000
8.250%	09/01/17	B1	735	764,400
Weatherford International Ltd.,
Gtd. Notes
7.000%	03/15/38	Baa2	760	812,468

				3,240,074

British Virgin Islands — 0.1%
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	Aa3	2,260	2,041,587

Canada — 0.5%
Agrium, Inc.,
Sr. Unsec’d. Notes
3.150%	10/01/22(a)	Baa2	1,000	940,120
3.500%	06/01/23	Baa2	935	899,390
Barrick Gold Corp.,
Sr. Unsec’d. Notes
1.750%	05/30/14	Baa1	1,050	1,051,076
Brookfield Residential Properties, Inc.,
Gtd. Notes, 144A
6.500%	12/15/20	B2	555	559,163
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
6.125%	07/01/22	B2	965	946,906
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
5.700%	05/15/17	Baa1	700	793,862
Canadian Pacific Railway Ltd.,
Sr. Unsec’d. Notes
5.750%	01/15/42	Baa3	2,510	2,771,168
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20	BB-(d)	1,655	1,609,487
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
5.800%	05/15/21	Baa3	2,395	2,475,987
Gibson Energy, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	07/15/21	Ba3	910	907,725
Kodiak Oil & Gas Corp.,
Gtd. Notes, 144A
5.500%	01/15/21(a)	B3	1,105	1,077,375
New Gold, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22	B2	1,885	1,804,887
Precision Drilling Corp.,
Gtd. Notes
6.625%	11/15/20	Ba1	145	147,175
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.100%	06/01/18	Baa1	700	816,025
6.850%	06/01/39	Baa2	1,445	1,710,172

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Total Capital Canada Ltd.,
Gtd. Notes
1.625%	01/28/14	Aa1	$1,145	$1,152,661

				19,663,179

Cayman Islands — 0.3%
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
5.125%	06/26/22	Baa3	2,850	2,793,000
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes
7.500%	11/01/19(a)	B3	995	1,037,288
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/20	Ba2	720	792,000
Want Want China Finance Ltd.,
Gtd. Notes, 144A
1.875%	05/14/18	A3	4,050	3,802,737
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21(a)	Baa2	1,170	1,324,076

				9,749,101

Chile — 0.2%
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	Aa3	2,115	1,966,356
Corpbanca SA,
Sr. Unsec’d. Notes
3.125%	01/15/18	Baa1	2,990	2,833,336
Saci Falabella,
Sr. Unsec’d. Notes, 144A
3.750%	04/30/23	BBB(d)	2,530	2,314,950

				7,114,642

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16	A2	2,355	2,466,768

France — 0.5%
BNP Paribas SA,
Sr. Unsec’d. Notes, MTN
2.375%	09/14/17	A2	2,075	2,054,250
3.250%	03/03/23	A2	4,860	4,467,565
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
6.500%	01/26/19	Aa3	1,230	1,457,402
Sub. Notes, 144A
5.250%(c)	01/29/49(a)	A3	4,730	4,521,880
Societe Generale SA,
Bank Gtd. Notes
2.750%	10/12/17(a)	A2	2,785	2,792,074
Total Capital SA,
Gtd. Notes
2.300%	03/15/16	Aa1	1,170	1,208,054

				16,501,225

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Germany — 0.2%
KFW,
Gov’t. Gtd. Notes, MTN
2.750%	09/08/20	Aaa	$3,035	$3,104,198
Norddeutsche Landesbank Girozentrale,
Sr. Notes, 144A
0.875%	10/16/15	Aaa	4,600	4,595,400
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
5.500%	01/15/23	Ba3	940	888,300

				8,587,898

Ireland — 0.2%
Nara Cable Funding Ltd.,
Sr. Sec’d. Notes, 144A
8.875%	12/01/18	B1	1,615	1,679,600
OJSC Novolipetsk Steel via Steel Funding Ltd.,
Unsec’d. Notes, 144A
4.450%	02/19/18	Baa3	2,180	2,027,400
Willis Group Holdings PLC,
Gtd. Notes
5.750%	03/15/21	Baa3	1,915	2,073,296
XL Group PLC,
Sr. Unsec’d. Notes
5.250%	09/15/14	Baa2	545	571,865

				6,352,161

Japan
Softbank Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	04/15/20	Baa3	785	756,544

Luxembourg — 0.3%
ArcelorMittal,
Sr. Unsec’d. Notes
7.500%	10/15/39	Baa3	1,555	1,477,250
INEOS Group Holdings SA,
Gtd. Notes, 144A
6.125%	08/15/18(a)	Caa1	200	191,000
Intelsat Jackson Holdings SA,
Gtd. Notes, 144A
6.625%	12/15/22	Caa1	505	489,850
Intelsat Luxembourg SA,
Gtd. Notes, 144A
6.750%	06/01/18	Caa2	370	372,775
8.125%	06/01/23(a)	Caa2	2,165	2,235,363
Telecom Italia Capital SA,
Gtd. Notes
6.999%	06/04/18	Baa3	2,050	2,253,561
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
11.750%	07/15/17(a)	B3	400	416,000
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	Ba3	1,200	1,209,000
Wind Acquisition Holdings Finance SA,
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17(a)	Caa1	844	850,270

				9,495,069

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Mexico — 0.4%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand,
Sr. Unsec’d. Notes, 144A
4.125%	11/09/22	BBB(d)	$1,695	$1,589,063
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21	Baa1	3,070	3,139,075
Fomento Economico Mexicano SAB De CV,
Sr. Unsec’d. Notes
4.375%	05/10/43	BBB+(d)	3,230	2,811,751
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22	Baa1	5,050	5,151,000
5.500%	06/27/44	Baa1	350	315,000

				13,005,889

Netherlands — 0.7%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.950%	11/09/22	A2	2,130	2,036,859
Sr. Unsec’d. Notes, 144A
4.200%	05/13/14	Aa2	675	695,972
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17	Baa1	800	803,855
Koninklijke Kpn NV,
Sr. Sub. Notes, 144A
7.000%(c)	03/28/73	Ba1	2,380	2,219,350
Lukoil International Finance BV,
Gtd. Notes, 144A
4.563%	04/24/23	Baa2	1,715	1,594,950
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, 144A
1.375%	05/16/14	Aaa	8,600	8,671,715
NXP BV/NXP Funding LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/23	B3	715	720,363
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23(a)	A3	5,360	4,916,953
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/21(a)	Ba3	525	498,750
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22	Aa1	3,000	2,803,401
UPC Holding BV,
Sec’d. Notes, 144A
9.875%	04/15/18	B2	1,000	1,085,000

				26,047,168

Norway — 0.4%
DNB Boligkreditt A/S,
Covered Bonds, 144A
2.900%	03/29/17(a)	Aaa	9,495	9,909,931
Eksportfinans ASA,
Sr. Unsec’d. Notes
2.000%	09/15/15	Ba1	1,610	1,545,600
3.000%	11/17/14	Ba1	988	988,000

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Norway (continued)
5.500%	05/25/16	Ba1	$345	$359,404

				12,802,935

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18(a)	BBB(d)	1,700	1,653,250

Spain
BBVA US Sr. SAU,
Bank Gtd. Notes
4.664%	10/09/15	Baa3	1,455	1,498,829

Supra National Bank — 0.1%
European Investment Bank,
Sr. Unsec’d. Notes
4.875%	02/15/36	Aaa	3,810	4,271,319

Sweden
Eileme 2 AB,
Sr. Sec’d. Notes, 144A
11.625%	01/31/20(a)	B3	285	322,050
Swedbank Hypotek AB,
Covered Bonds, 144A
2.375%	04/05/17(a)	Aaa	1,390	1,427,947

				1,749,997

Switzerland — 0.5%
Credit Suisse AG,
Covered Bonds, 144A
1.625%	03/06/15	Aaa	5,835	5,919,607
UBS AG,
Covered Bonds, 144A
1.875%	01/23/15(a)	Aaa	4,745	4,829,461
2.250%	03/30/17	Aaa	2,630	2,717,590
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42	Baa2	3,885	3,671,985

				17,138,643

United Kingdom — 0.8%
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19	A2	1,150	1,369,934
Sub. Notes, 144A
6.050%	12/04/17	Baa1	2,985	3,228,934
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	Baa1	1,925	2,043,817
HSBC Bank PLC,
Sr. Notes, 144A
3.500%	06/28/15	Aa3	875	917,519
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22(a)	Aa3	1,745	1,786,571
4.875%	01/14/22	Aa3	3,885	4,193,213
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20	B1	1,295	1,375,937
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
5.625%	02/01/23(a)	Ba3	500	485,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
Pearson Funding Five PLC,
Gtd. Notes, 144A
3.250%	05/08/23	Baa1	$2,895	$2,668,718
Rio Tinto Finance USA PLC,
Gtd. Notes
2.250%	12/14/18	A3	3,010	2,925,007
Royal Bank of Scotland Group PLC,
Sub. Notes
6.100%	06/10/23(a)	Ba2	1,050	996,149
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
5.625%	08/24/20	A2	1,500	1,626,944
Standard Chartered PLC,
Sub. Notes, 144A
3.950%	01/11/23	A3	1,245	1,158,156
UBM PLC,
Notes, 144A
5.750%	11/03/20	Baa3	1,405	1,424,300
Vodafone Group PLC,
Sr. Unsec’d. Notes
5.625%	02/27/17	A3	880	978,171
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14	Baa3	2,570	2,773,572

				29,951,942

United States — 17.1%
313 Group, Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/01/20	Caa1	950	904,875
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19(a)	B3	1,140	1,262,550
Acces Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
6.125%	07/15/22	Ba3	240	243,000
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	Baa3	630	587,349
4.625%	10/01/42	Baa3	315	281,104
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	Ba3	815	759,987
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	Baa2	465	430,519
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18(a)	Caa1	620	618,450
Air Lease Corp.,
Gtd. Notes
4.750%	03/01/20(a)	NR	1,610	1,553,650
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.900%	06/15/23	Baa2	2,155	2,057,422
Allbritton Communications Co.,
Sr. Unsec’d. Notes
8.000%	05/15/18	B2	770	818,125

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Alliance One International, Inc.,
Sr. Unsec’d. Notes
10.000%	07/15/16	B2	$1,085	$1,109,413
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	A3	3,030	2,941,909
Ally Financial, Inc.,
Gtd. Notes
4.500%	02/11/14	B1	370	373,145
4.625%	06/26/15(a)	B1	2,215	2,270,446
5.500%	02/15/17	B1	750	783,607
7.500%	09/15/20	B1	3,000	3,457,500
Alphabet Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK
7.750%	11/01/17	Caa1	200	205,000
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15	Baa1	800	852,507
10.200%	02/06/39	Baa1	2,760	4,153,999
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21(a)	B2	650	660,563
6.625%	10/15/22(a)	B2	980	994,700
7.750%	11/15/19(a)	B1	350	385,000
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	Baa3	2,165	2,077,566
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17	A2	1,500	1,723,716
American International Group, Inc.,
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16	Baa1	1,675	1,866,439
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20(a)	Ba2	1,210	1,252,350
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21	B3	830	863,200
Amgen, Inc.,
Sr. Unsec’d. Notes
4.500%	03/15/20	Baa1	1,945	2,118,566
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42	A3	2,215	1,919,109
5.375%	11/15/14	A3	3,795	4,028,218
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23(a)	Aa1	4,550	4,219,961
APX Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	12/01/19	B1	855	812,250
ARAMARK Corp.,
Gtd. Notes, 144A
5.750%	03/15/20	B3	260	265,850
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	04/15/18	Ba1	520	514,800

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22	B1	$785	$818,363
AT&T, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/22	A3	2,945	2,695,662
2.950%	05/15/16(a)	A3	800	835,998
6.550%	02/15/39	A3	2,910	3,341,437
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/23	B2	1,045	992,750
Aurora USA Oil & Gas, Inc.,
Gtd. Notes, 144A
9.875%	02/15/17	Caa1	1,080	1,123,200
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	Baa2	3,795	3,465,454
Avaya, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	B1	585	527,963
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19	Ba3	1,547	1,651,423
Axiall Corp.,
Gtd. Notes, 144A
4.875%	05/15/23	Ba3	1,330	1,263,500
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	Ba1	715	711,425
Bank of America Corp.,
Jr. Sub. Notes
5.200%(c)	06/01/33	B1	1,260	1,184,400
Sr. Unsec’d. Notes
5.625%	07/01/20(a)	Baa2	12,290	13,530,884
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23(a)	Baa2	9,185	8,681,175
Bank of America NA,
Sub. Notes
6.100%	06/15/17	A3	1,400	1,561,462
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21	B3	930	948,600
Beazer Homes USA, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/18	B2	1,030	1,093,087
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20	B3	2,360	2,432,275
BOE Intermediate Holding Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.000%	11/01/17	Caa2	540	518,400
BOE Merger Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.500%	11/01/17	Caa2	855	872,100
Bon-Ton Department Stores, Inc. (The),
Sec’d. Notes, 144A
8.000%	06/15/21	Caa1	285	289,631

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23	Baa2	$1,095	$1,011,451
3.850%	02/01/23	Baa2	4,265	4,188,349
Brocade Communications Systems, Inc.,
Gtd. Notes, 144A
4.625%	01/15/23	B1	1,660	1,543,800
Burlington Coat Factory Warehouse Corp.,
Gtd. Notes
10.000%	02/15/19	Caa1	585	646,425
Burlington Holdings LLC/Burlington Holding Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.000%	02/15/18	Caa2	910	932,750
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42	A3	2,160	1,982,861
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20	B2	1,010	999,900
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21	B1	945	1,008,787
Camden Property Trust,
Sr. Unsec’d. Notes
5.000%	06/15/15	Baa1	1,310	1,401,914
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17(a)	B3	970	1,028,200
CareFusion Corp.,
Sr. Unsec’d. Notes
5.125%	08/01/14	Baa3	1,445	1,507,417
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.100%	05/29/15	A2	2,430	2,443,195
1.375%	05/20/14	A2	1,750	1,764,674
6.125%	02/17/14	A2	4,515	4,674,745
6.200%	09/30/13	A2	1,500	1,520,881
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	B1	485	454,687
5.250%	09/30/22	B1	3,015	2,864,250
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19	B3	1,230	1,322,250
Sr. Sec’d. Notes
8.000%	12/15/18	Ba3	615	668,813
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.550%	02/01/14	A2	2,225	2,284,247
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	09/15/20(a)	B3	500	508,750
Ceridian Corp.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21	Caa3	555	613,275
CF Industries, Inc.,
Gtd. Notes
3.450%	06/01/23	Baa2	755	725,566

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Chaparral Energy, Inc.,
Gtd. Notes
9.875%	10/01/20	Caa1	$820	$910,200
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21(a)	Ba3	510	535,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19	Ba3	1,900	1,881,000
Chevron Corp.,
Sr. Unsec’d. Notes
3.191%	06/24/23	Aa1	2,080	2,069,914
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19(a)	B1	645	703,856
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19	B3	770	819,087
Sr. Sec’d. Notes
5.125%	08/15/18	Ba2	405	411,075
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	A1	2,200	2,434,967
5.500%	01/15/40	A1	1,900	2,155,092
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22(a)	Ba3	1,590	1,578,075
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	Ba3	610	629,825
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	05/29/49(a)	B1	795	745,313
Sr. Unsec’d. Notes
3.375%	03/01/23	Baa2	9,430	9,020,870
8.125%	07/15/39	Baa2	2,815	3,717,880
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sr. Sec’d. Notes
7.625%	01/15/16	B1	800	844,000
Claire’s Stores, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	06/01/20(a)	Caa2	1,050	1,015,875
CNA Financial Corp.,
Sr. Unsec’d. Notes
7.350%	11/15/19	Baa3	1,520	1,840,431
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16	Aa3	1,235	1,260,064
Coca-Cola Enterprises, Inc.,
Sr. Unsec’d. Notes
1.125%	11/12/13(a)	A3	6,535	6,549,070
Coeur d’Alene Mines Corp.,
Gtd. Notes, 144A
7.875%	02/01/21	B3	570	572,850
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43(a)	A3	1,965	1,876,284
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	Ba2	640	588,800

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18	Baa2	$800	$786,465
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23(a)	Ba3	1,100	1,083,500
COX Communications, Inc.,
Sr. Unsec’d. Notes
5.450%	12/15/14	Baa2	478	510,034
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18	B2	1,750	1,855,000
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23	Ba2	1,255	1,182,837
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	Baa2	940	1,081,274
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	06/01/17	Baa2	821	943,175
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, 144A
6.375%	11/15/22	B2	985	1,009,625
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.300%	07/31/15	A3	900	901,981
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19	B2	265	281,894
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	B1	1,265	1,166,963
Digital Realty Trust LP,
Gtd. Notes
5.250%	03/15/21	Baa2	1,305	1,361,259
5.875%	02/01/20	Baa2	2,920	3,186,155
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17	Baa2	4,350	4,371,024
3.550%	03/15/15	Baa2	800	830,539
5.150%	03/15/42	Baa2	365	325,607
6.375%	03/01/41	Baa2	845	883,089
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43	Baa2	3,025	2,796,325
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	Ba3	1,445	1,390,813
5.875%	07/15/22	Ba3	370	375,550
Sr. Notes, 144A
4.250%	04/01/18	Ba3	635	622,300
DR Horton, Inc.,
Gtd. Notes
4.375%	09/15/22	Ba2	1,605	1,524,750
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20(a)	A1	1,800	1,958,956

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	Baa2	$1,925	$2,154,447
Duke Energy Florida Corp.,
First Mortgage
6.400%	06/15/38(a)	A2	1,720	2,107,057
DuPont Fabros Technology LP,
Gtd. Notes
8.500%	12/15/17	Ba1	890	938,950
Eagle Spinco, Inc.,
Gtd. Notes, 144A
4.625%	02/15/21	Ba3	250	240,000
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20	Caa1	590	587,050
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
6.500%	04/01/20	Ba1	1,740	2,013,909
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	Baa3	1,110	1,171,212
Endo Health Solutions, Inc.,
Gtd. Notes
7.000%	07/15/19	Ba3	1,145	1,156,450
7.000%	12/15/20	Ba3	945	948,544
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20	Ba2	400	437,000
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	Baa3	2,000	2,224,160
6.450%	09/01/40	Baa3	835	968,735
6.650%	04/15/18	Baa1	2,000	2,392,590
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	Baa1	2,600	2,754,058
Express Scripts Holding Co.,
Gtd. Notes
6.125%	11/15/41	Baa3	2,285	2,638,928
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes, 144A
6.000%	04/01/21	B2	920	906,200
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	B1	440	426,800
First Data Corp.,
Gtd. Notes, 144A
10.625%	06/15/21	Caa1	1,630	1,609,625
Sr. Sec’d. Notes, 144A
6.750%	11/01/20(a)	B1	415	422,263
7.375%	06/15/19	B1	760	780,900
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16	Baa3	2,150	2,114,923
5.000%	05/15/18	Baa3	1,865	1,988,881
6.625%	08/15/17	Baa3	8,885	10,055,981
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
3.550%	03/01/22	Baa3	1,030	935,608

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes, 144A
2.375%	03/15/18	Baa3	$2,800	$2,663,013
Freescale Semiconductor, Inc.,
Gtd. Notes
10.750%	08/01/20	Caa1	430	473,000
Genentech, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/15	AA(d)	800	863,062
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42(a)	Aa3	965	897,928
General Mills, Inc.,
Sr. Unsec’d. Notes
5.700%	02/15/17	A3	700	792,724
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	05/15/16	Ba3	1,270	1,249,363
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%	10/15/18	B2	2,000	2,220,000
9.875%	10/15/20	B3	370	407,000
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	A3	2,645	2,425,671
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21	Baa1	800	866,907
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23	Baa2	3,090	2,755,922
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23(a)	A3	12,075	11,553,034
5.750%	01/24/22	A3	2,310	2,547,960
Sr. Unsec’d. Notes, MTN
5.375%	03/15/20	A3	3,965	4,302,239
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	Caa2	1,435	1,463,700
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22	B1	235	233,237
GXS Worldwide, Inc.,
Sr. Sec’d. Notes
9.750%	06/15/15	B2	1,080	1,100,250
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	B3	1,440	1,501,200
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21(a)	Caa1	2,035	1,973,950
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.125%	04/15/22	Baa3	2,105	2,290,484
5.500%	03/30/20	Baa3	2,245	2,482,867
6.625%	03/30/40	Baa3	815	968,751
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20(a)	B1	470	449,437

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21(a)	B3	$2,320	$2,505,600
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23(a)	B3	1,150	1,152,875
Sr. Sec’d. Notes
5.875%	03/15/22	Ba3	1,075	1,103,219
HD Supply, Inc.,
Gtd. Notes
10.500%	01/15/21	Caa2	410	424,350
11.500%	07/15/20	Caa1	825	957,000
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20	Caa1	1,010	1,022,625
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.125%	04/01/19	Baa2	1,425	1,490,537
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	B2	545	561,350
6.250%	10/15/22(a)	B2	825	861,094
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.750%	06/02/14	Baa1	4,600	4,743,998
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20	B3	485	499,550
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/01/43	A3	785	745,686
5.950%	04/01/41	A3	895	1,066,257
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22	Baa3	3,605	3,345,548
7.200%	06/15/18	Baa3	580	690,898
Inergy Midstream LP/NRGM Finance Corp.,
Gtd. Notes, 144A
6.000%	12/15/20	B1	470	453,550
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19(a)	Caa1	1,220	1,322,175
ING US, Inc.,
Gtd. Notes, 144A
5.500%	07/15/22	Baa3	4,185	4,451,790
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17(a)	Aa3	6,300	6,231,443
6.500%	10/15/13	Aa3	1,500	1,526,105
7.625%	10/15/18	Aa3	7,285	9,269,667
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.875%	09/01/17	Ba3	2,005	2,260,637
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39	Baa3	895	1,074,144
9.375%	05/15/19	Baa3	825	1,078,317
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21	B2	960	916,800

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
J. Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19(a)	Caa1	$750	$787,500
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20	Ba1	370	382,950
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19	B3	1,100	1,215,500
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23	Baa3	870	863,291
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	03/09/15	A2	2,740	2,843,342
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	A2	10,680	10,139,613
4.400%	07/22/20	A2	6,100	6,378,935
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	Aa2	2,085	2,375,005
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	09/01/23	Baa2	500	468,577
4.150%	03/01/22	Baa2	2,500	2,512,867
5.625%	02/15/15	Baa2	1,555	1,667,366
9.000%	02/01/19	Baa2	900	1,149,719
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
6.125%	08/23/18	Baa2	810	951,060
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42	Baa2	1,205	1,155,771
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	B1	750	720,000
Landry’s, Inc.,
Sr. Notes, 144A
9.375%	05/01/20	B3	1,565	1,651,075
Lennar Corp.,
Gtd. Notes, 144A
5.000%	11/15/22	Ba3	1,505	1,429,750
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19	Caa2	1,920	1,996,800
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20	B3	825	822,937
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22	B1	1,105	1,198,925
7.625%	05/15/20	B2	340	367,200
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	Baa2	1,015	1,070,662
6.500%	05/01/42	Baa2	1,005	1,075,279

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21		Baa1	$1,850	$1,965,767
LKQ Corp.,
Gtd. Notes, 144A
4.750%	05/15/23		Ba3	1,115	1,064,825
Lorillard Tobacco Co.,
Gtd. Notes
8.125%	06/23/19		Baa2	2,955	3,620,998
Ltd. Brands, Inc.,
Gtd. Notes
6.625%	04/01/21	(a)	Ba1	955	1,037,369
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	Baa3	2,050	1,890,846
5.125%	01/15/42		Baa3	2,075	2,002,028
Marathon Oil Corp.,
Sr. Unsec’d. Notes
0.900%	11/01/15		Baa2	900	895,005
2.800%	11/01/22		Baa2	3,915	3,622,001
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.500%	10/15/15	(a)	B2	750	780,000
9.875%	08/15/18		B2	275	286,000
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21		Baa2	3,780	4,078,117
McKesson Corp.,
Sr. Unsec’d. Notes
0.950%	12/04/15		Baa2	2,220	2,214,064
7.500%	02/15/19		Baa2	305	381,846
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes, 144A
7.625%	05/01/21		Caa1	360	354,600
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		B1	470	517,000
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		Baa2	5,005	5,117,613
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21	(a)	B3	930	959,063
6.875%	04/01/16		B3	495	529,650
7.750%	03/15/22		B3	375	407,344
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18		Caa1	1,825	1,952,750
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	02/08/16	(a)	Aaa	3,400	3,540,729
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		Baa1	900	1,044,806
6.500%	09/15/37		Baa1	2,970	3,526,801
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes, 144A
10.750%	10/01/20		Caa1	920	924,600
Sr. Unsec’d. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
9.250%	06/01/21	Caa1	$395	$371,300
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	Caa1	370	369,075
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	Ba1	1,515	1,453,929
Mondelez International, Inc.,
Sr. Unsec’d. Notes
6.125%	02/01/18	Baa2	700	809,014
6.875%	02/01/38	Baa2	1,280	1,563,834
6.875%	01/26/39	Baa2	1,750	2,159,853
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23(a)	Baa1	13,545	12,952,853
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20	Baa1	5,260	5,646,016
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21	Baa1	1,695	1,696,364
4.875%	11/15/41	Baa1	270	258,314
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	A3	3,050	3,290,017
5.150%	04/30/20	Baa2	5,890	6,705,712
NBTY, Inc.,
Gtd. Notes
9.000%	10/01/18	B3	560	609,000
NES Rentals Holdings, Inc.,
Sec’d. Notes, 144A
7.875%	05/01/18	Caa2	1,200	1,185,000
New Academy Finance Co. LLC/New Academy Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.000%	06/15/18(a)	Caa1	940	963,500
News America, Inc.,
Gtd. Notes
6.650%	11/15/37	Baa1	1,790	2,059,835
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
Gtd. Notes
8.875%	03/15/18	B2	2,000	2,075,000
Nisource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	Baa3	1,065	964,355
6.125%	03/01/22	Baa3	1,790	2,020,130
6.800%	01/15/19	Baa3	1,000	1,183,300
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	Baa2	3,000	3,097,539
6.000%	03/01/41	Baa2	1,260	1,419,524
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/14	Baa1	275	289,608
7.000%	01/15/38	Baa1	1,535	2,022,244
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21(a)	Caa1	1,060	1,134,200
Gtd. Notes, 144A
8.500%	04/15/21	Caa1	395	418,700

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Northern Oil and Gas, Inc.,
Gtd. Notes
8.000%	06/01/20	Caa1	$365	$368,650
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	B1	500	535,000
8.250%	09/01/20	B1	615	662,663
Omnicom Group, Inc.,
Gtd. Notes
5.900%	04/15/16	Baa1	500	556,631
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22(a)	Baa2	2,785	2,560,334
6.850%	10/15/37	Baa2	910	1,031,333
8.625%	03/01/19	Baa2	570	721,728
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22	A1	9,230	8,511,703
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.250%	03/01/39	A3	2,170	2,596,119
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	Baa1	955	865,914
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.900%	06/15/22	Baa3	675	662,072
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18	CCC+(d)	630	696,150
Parker Drilling Co.,
Gtd. Notes
9.125%	04/01/18	B1	925	978,188
Penn Virginia Corp.,
Gtd. Notes, 144A
8.500%	05/01/20(a)	Caa1	975	945,750
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22	B2	1,085	1,106,700
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/15	A1	3,795	4,086,456
7.200%	03/15/39	A1	840	1,125,555
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
6.375%	05/16/38	A2	1,525	1,812,408
Piedmont Operating Partnership LP,
Gtd. Notes, 144A
3.400%	06/01/23	Baa2	2,320	2,185,045
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes, 144A
4.875%	05/01/21	B3	790	754,450
Plains Exploration & Production Co.,
Gtd. Notes
6.625%	05/01/21	Baa3	950	1,005,725
Public Service Co. of Colorado,
First Mortgage
4.750%	08/15/41	A2	1,465	1,514,220

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22	Ba3	$230	$220,800
Quicksilver Resources, Inc.,
Gtd. Notes
7.125%	04/01/16	B3	110	96,800
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	02/01/25	B3	375	356,250
Reliance Steel & Aluminum Co.,
Gtd. Notes
4.500%	04/15/23	Baa3	2,310	2,190,433
Rent-A-Center, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/01/21	Ba3	160	151,600
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21	Baa3	2,895	3,178,467
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22	Baa2	1,865	1,733,698
7.250%	06/15/37	Baa2	210	249,846
Sr. Sec’d. Notes
7.625%	06/01/16	Baa2	490	571,281
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	Caa1	330	340,725
Sr. Sec’d. Notes
5.750%	10/15/20	B1	1,000	1,007,500
7.125%	04/15/19	Ba3	420	443,625
7.875%	08/15/19	B1	1,740	1,896,600
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20(a)	Caa2	775	855,406
Sr. Sec’d. Notes
8.000%	08/15/20	B3	950	1,052,125
Rohm & Haas Co.,
Sr. Unsec’d. Notes
6.000%	09/15/17	Baa2	3,925	4,475,603
Rowan Cos., Inc.,
Gtd. Notes
5.400%	12/01/42	Baa3	2,280	2,066,644
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22	B1	810	781,650
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	02/01/21	Ba3	750	727,500
Sabmiller Holdings, Inc.,
Gtd. Notes, 144A
1.850%	01/15/15	Baa1	800	811,643
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23	B1	1,265	1,239,700
8.125%	11/01/18	B2	725	777,563
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21	B3	300	286,500
8.125%	10/15/22	B2	1,410	1,395,900

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18	B3	$295	$305,694
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.250%	08/15/22	B1	1,350	1,309,500
SIWF Merger Sub, Inc./Springs Industries, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	06/01/21	B2	890	872,200
SLM Corp.,
Sr. Unsec’d. Notes
5.500%	01/25/23(a)	Ba1	1,345	1,280,714
Sr. Unsec’d. Notes, MTN
6.000%	01/25/17	Ba1	2,065	2,157,925
Sonic Automotive, Inc.,
Gtd. Notes
7.000%	07/15/22	B3	1,450	1,580,500
Southern California Edison Co.,
First Refinance Mortgage
5.500%	03/15/40	A1	1,395	1,596,882
Southern Co. (The),
Sr. Unsec’d. Notes
2.375%	09/15/15	Baa1	3,635	3,744,094
Southern Copper Corp.,
Sr. Unsec’d. Notes
6.750%	04/16/40	Baa2	2,315	2,276,127
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.375%	11/15/20	B3	590	618,025
Spectrum Brands, Inc.,
Sr. Sec’d. Notes
9.500%	06/15/18	Ba3	385	421,575
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.000%	11/15/22	B3	1,275	1,249,500
7.000%	08/15/20(a)	B3	1,025	1,076,250
9.125%	03/01/17	B3	1,005	1,155,750
Steel Dynamics, Inc.,
Gtd. Notes, 144A
5.250%	04/15/23(a)	Ba2	555	543,900
6.375%	08/15/22	Ba2	1,030	1,086,650
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
7.375%	08/01/21	Ba3	350	364,000
Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc.,
Sec’d. Notes, PIK, 144A
12.000%	06/15/16	Caa2	745	815,775
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
2.875%	12/06/22	A1	2,060	1,914,152
4.250%	12/06/42	A1	1,335	1,174,622
Taminco Global Chemical Corp.,
Sec’d. Notes, 144A
9.750%	03/31/20	Caa1	340	378,675
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21	B2	645	612,750

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		B2	$1,010	$1,007,475
6.500%	04/01/20		B2	835	851,700
Time Warner Cable, Inc.,
Gtd. Notes
5.850%	05/01/17		Baa2	700	771,266
6.550%	05/01/37		Baa2	1,080	1,081,552
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42		Baa2	1,750	1,665,045
TransDigm, Inc.,
Gtd. Notes
7.750%	12/15/18		Caa1	810	852,525
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22		Baa3	2,900	2,963,290
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.163%	07/15/22		Baa2	1,820	1,936,353
6.125%	02/15/20	(a)	Baa2	870	1,044,849
United Rentals North America, Inc.,
Gtd. Notes
7.375%	05/15/20		B3	1,815	1,937,513
8.375%	09/15/20		Caa1	245	265,213
Sec’d. Notes
5.750%	07/15/18		Ba3	95	99,750
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		A2	1,420	1,400,266
4.875%	05/01/15		A2	4,585	4,939,673
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/37		A3	1,495	1,790,194
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21		Caa2	285	302,813
Sr. Sec’d. Notes, 144A
6.875%	05/15/19		B2	410	430,500
7.875%	11/01/20		B2	560	606,200
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22		Baa2	2,020	2,037,311
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22		A3	2,335	2,117,140
Viking Cruises Ltd.,
Unsec’d. Notes, 144A
8.500%	10/15/22		B3	1,245	1,363,275
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	(a)	A3	1,030	949,497
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		Caa1	1,650	1,707,750
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		Baa2	1,465	1,358,892
4.650%	01/15/43		Baa2	4,545	4,236,335

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
West Corp.,
Gtd. Notes
7.875%	01/15/19		B3	$1,590	$1,653,600
Western Refining, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21		B2	720	703,800
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
6.125%	10/15/20		B2	1,690	1,744,925
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		A1	935	1,097,048
Xerox Corp.,
Sr. Unsec’d. Notes
4.250%	02/15/15		Baa2	2,750	2,872,914
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.625%	11/01/18		B2	500	545,000
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37		Baa3	955	1,142,065

					623,661,353

TOTAL CORPORATE BONDS (cost $833,688,260)					824,194,074

FOREIGN GOVERNMENT BONDS — 1.6%
Federative Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
7.875%	03/07/15		Baa2	4,770	5,261,310
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22		Baa1	MXN456,000	36,990,110
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		Aa2	3,515	3,655,565
Province of Ontario (Canada),
Sr. Unsec’d. Notes
4.400%	04/14/20	(a)	Aa1	4,485	4,972,986
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41		Baa2	2,115	2,104,425
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22		Baa1	2,700	2,646,000
6.050%	01/11/40		Baa1	1,040	1,133,600
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		Baa1	2,026	1,803,140

TOTAL FOREIGN GOVERNMENT BONDS (cost $60,132,916)					58,567,136

MUNICIPAL BONDS — 1.1%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds,
6.263%	04/01/49		Aa3	1,275	1,499,425
State of California,
General Obligation Unlimited,
7.550%	04/01/39		A1	2,930	3,921,424

					5,420,849

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Florida — 0.2%
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds,
2.995%	07/01/20	Aa3	$8,000	$7,461,360

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds,
6.637%	04/01/57	A2	3,200	3,522,432

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited,
6.725%	04/01/35	A1	3,110	3,298,124

Mississippi
State of Mississippi,
General Obligation Unlimited, Series 2010E
5.245%	11/01/34	Aa2	1,370	1,480,600

Missouri — 0.1%
Missouri Highway & Transportation Commission,
Revenue Bonds,
5.445%	05/01/33	Aa1	2,315	2,575,692

New York — 0.2%
City of New York,
General Obligation Unlimited, Series F
6.271%	12/01/37	Aa2	2,120	2,541,859
Metropolitan Transportation Authority,
Revenue Bonds, Series 2010E
6.814%	11/15/40	A2	2,180	2,581,839
New York City Municipal Water Finance Authority,
Revenue Bonds, Series EE
6.011%	06/15/42	Aa2	1,840	2,180,179

				7,303,877

Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds,
7.834%	02/15/41	A3	2,020	2,598,548

Texas — 0.1%
Dallas Area Rapid Transit,
Revenue Bonds,
4.922%	12/01/41	Aa2	800	840,600
5.022%	12/01/48	Aa2	2,435	2,576,279
University of Texas System,
Revenue Bonds, Series 2010D
5.134%	08/15/42	Aaa	1,785	1,937,475

				5,354,354

TOTAL MUNICIPAL BONDS (cost $37,785,586)				39,015,836

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.0%
Aire Valley Mortgages PLC (United Kingdom),
Series 2006-1A, Class 1A, 144A
0.492%(c)	09/20/66	Aaa	2,385	2,169,614
Series 2006-1X, Class 2A2
0.810%(c)	09/20/66	Aaa	GBP 247	352,508
Series 2007-1X, Class 2A2
0.470%(c)	09/20/66	Aaa	EUR 200	244,215
Series 2007-1X, Class 2A3

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
0.769%(c)	09/20/66	Aaa	GBP	5,161	$7,347,759
Alba PLC (United Kingdom),
Series 2005-1, Class A3
0.696%(c)	11/25/42	A2	GBP	2,947	3,953,145
Auburn Securities PLC (United Kingdom),
Series 3, Class A2
1.143%(c)	11/01/39	A2	GBP	547	807,523
Series 4, Class A2
0.893%(c)	10/01/41	A2	GBP	1,988	2,837,569
Series 5, Class A2
0.813%(c)	12/01/41	A2	GBP	821	1,156,238
Brunel Residential Mortgage Securitisation PLC (United Kingdom),
Series 2007-1A, Class A4C, 144A
0.477%(c)	01/13/39	Aa2		9,800	9,487,316
E-MAC (Netherlands),
Series DE09-1, Class A1
3.199%(c)	11/25/53	A+(d)	EUR	1,387	1,839,208
E-MAC Program BV (Netherlands),
Series 2007-NL3A, Class A1, 144A
0.351%(c)	07/25/47	Aaa		10,341	9,698,914
Eurohome UK Mortgages PLC (United Kingdom),
Series 2007-2, Class A2
0.699%(c)	09/15/44	Aa2	GBP	6,562	9,119,212
Eurosail PLC (United Kingdom),
Series 2006-2X, Class A2C
0.670%(c)	12/15/44	Aa1	GBP	4,884	6,884,741
Series 2006-3X, Class A3A
0.370%(c)	09/10/44	Aa2	EUR	1,114	1,387,408
Series 2007-1X, Class A3C
0.666%(c)	03/13/45	Aa2	GBP	724	1,023,536
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class M3
1.053%(c)	12/20/54	A2	GBP	679	918,098
Series 2006-1A, Class A5, 144A
0.332%(c)	12/20/54	Aaa		3,062	2,968,798
Series 2006-1X, Class M3
1.093%(c)	12/20/54	A2	GBP	2,320	3,136,947
Series 2006-4, Class A4
0.292%(c)	12/20/54	Aaa		1,578	1,530,424
Series 2007-2, Class 3M3
1.073%(c)	12/17/54	A2	GBP	626	846,435
Kendrick PLC (United Kingdom),
Series 2, Class A
1.201%(c)	04/18/49	Aaa	GBP	3,516	5,350,151
Mansard Mortgages PLC (United Kingdom),
Series 2006-1X, Class A2
0.706%(c)	10/15/48	Aa1	GBP	1,660	2,417,509
Marble Arch Residential Securitisation No. 4 Ltd. (United Kingdom),
Series 4X, Class A3C
0.689%(c)	03/20/40	Aa1	GBP	1,044	1,521,636
Paragon Mortgages PLC (United Kingdom),
Series 16, Class A
3.257%(c)	04/15/39	Aaa	GBP	2,012	3,126,623
Paragon Secured Finance PLC (United Kingdom),
Series 1, Class A
0.906%(c)	11/15/35	AA+(d)	GBP	1,656	2,462,542

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Preferred Residential Securities PLC (United Kingdom),
Series 8X, Class A1A2
0.750%(c)	12/15/42	Aa2	GBP	668	$952,814
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2A
0.766%(c)	08/10/38	Aa2	GBP	4,822	7,148,473
Series 22X, Class A3A
0.686%(c)	11/14/39	Aa2	GBP	1,930	2,821,059
Series 25, Class A1
3.009%(c)	12/16/50	AAA(d)	GBP	1,207	1,873,273
RMAC PLC (United Kingdom),
Series 2003-NS3X, Class A3
1.406%(c)	12/12/35	A1	GBP	5,451	7,748,462
Series 2006-NS1X, Class A2A
0.656%(c)	06/12/44	Aa2	GBP	2,223	2,957,891
Stitching Holland Homes III (Netherlands),
Series III, Class A
0.340%(c)	03/20/83	Aaa	EUR	2,494	3,173,012

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $110,208,584)					109,263,053

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds
3.125%	02/15/43			345	322,036
U.S. Treasury Notes
1.750%	05/15/23			2,950	2,762,858

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,082,987)					3,084,894

TOTAL LONG-TERM INVESTMENTS (cost $2,880,226,346)					2,953,513,918

	Shares
SHORT-TERM INVESTMENT — 21.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $773,270,879; includes $193,803,313 of cash collateral for securities on loan)(b)(w) (Note 4)	773,270,879	773,270,879

TOTAL INVESTMENTS — 102.0% (cost $3,653,497,225)		3,726,784,797
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (2.0)%		(74,545,942)

NET ASSETS — 100.0%		$3,652,238,855

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CVA	Certificate Van Aandelen (Bearer)
ETF	Exchange Traded Funds
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
JSE	Johannesburg Stock Exchange
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated
NVDR	Non-voting Depositary Receipt
PIK	Payment-in-Kind
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
SPI	Swiss Performance Index
TSX	Toronto Stock Exchange
UTS	Unit Trust Security
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $187,616,475; cash collateral of $193,803,313 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30,2013.

(d)	Standard & Poor’s rating.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
183	2 Year U.S. Treasury Notes	Sep. 2013	$40,328,625	$40,260,000	$(68,625)
622	5 Year U.S. Treasury Notes	Sep. 2013	76,097,937	75,291,156	(806,781)
168	20 Year U.S. Treasury Bonds	Sep. 2013	22,801,350	22,821,750	20,400
1,320	FTSE 100 Index.	Sep. 2013	124,410,020	123,702,318	(707,702)
1,033	Nikkei 225 Index	Sep. 2013	140,857,955	142,482,759	1,624,804
1,629	Russell 2000 Mini Index	Sep. 2013	160,053,978	158,778,630	(1,275,348)
2,214	S&P 500 E-Mini	Sep. 2013	180,540,630	177,042,510	(3,498,120)
290	S&P/TSX 60 Index	Sep. 2013	38,604,165	38,207,093	(397,072)

					(5,108,444)

Short Positions:
3,584	10 Year U.S. Treasury Notes	Sep. 2013	465,935,831	453,600,000	12,335,831
73	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	10,701,500	10,753,813	(52,313)
1,424	MSCI Taiwan Stock Index	Jul. 2013	38,280,210	39,800,800	(1,520,590)
696	ASX SPI 200 Index	Sep. 2013	74,452,217	75,890,180	(1,437,963)

					9,324,965

					$4,216,521

(1)	Cash of $42,376,253 has been segregated to cover requirement for open futures contracts as of June 30, 2013.

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 07/18/13	Bank of New York Mellon	GBP	2,925	$4,523,972	$4,447,561	$(76,411)
Expiring 07/18/13	State Street Bank	GBP	16,472	25,813,264	25,049,430	(763,834)
Canadian Dollar,
Expiring 09/26/13	Toronto Dominion	CAD	86,414	84,576,792	81,983,416	(2,593,376)
Euro,
Expiring 09/26/13	Barclays Capital Group	EUR	150,540	201,462,429	196,029,663	(5,432,766)
Expiring 09/26/13	Royal Bank of Scotland Group PLC	EUR	1,931	2,589,061	2,515,024	(74,037)
Japanese Yen,
Expiring 09/26/13	Hong Kong & Shanghai Bank	JPY	462,151	4,705,843	4,661,787	(44,056)
Norwegian Krone,
Expiring 09/26/13	State Street Bank	NOK	13,756	2,249,172	2,257,136	7,964
South African Rand,
Expiring 09/26/13	Hong Kong & Shanghai Bank	ZAR	13,859	1,353,144	1,383,600	30,456
Expiring 09/26/13	Hong Kong & Shanghai Bank	ZAR	8,708	850,254	869,391	19,137
Expiring 09/26/13	Royal Bank of Scotland Group PLC	ZAR	9,941	987,366	992,418	5,052
South Korean Won,
Expiring 09/26/13	State Street Bank	KRW	1,598,619	1,393,618	1,394,165	547
Swiss Franc,
Expiring 09/26/13	State Street Bank	CHF	71,986	78,156,876	76,273,727	(1,883,149)

				$408,661,791	$397,857,318	$(10,804,473)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/26/13	Westminster Research Associates LLC	AUD	11,310	$10,646,397	$10,274,999	$371,398

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 09/26/13	State Street Bank	BRL	4,156	$1,856,709	$1,827,880	$28,829
Expiring 09/26/13	State Street Bank	BRL	4,025	1,798,300	1,770,378	27,922
British Pound,
Expiring 09/26/13	Hong Kong & Shanghai Bank	GBP	2,220	3,379,142	3,373,894	5,248
Expiring 09/26/13	JPMorgan Chase	GBP	6,035	9,322,398	9,172,715	149,683
Expiring 09/26/13	Royal Bank of Scotland Group PLC	GBP	80,040	125,336,321	121,664,450	3,671,871
Expiring 09/26/13	Royal Bank of Scotland Group PLC	GBP	16,000	25,082,258	24,320,730	761,528
Canadian Dollar,
Expiring 09/26/13	Barclays Capital Group	CAD	79,172	75,537,873	75,112,899	424,974
Euro,
Expiring 09/26/13	Hong Kong & Shanghai Bank	EUR	1,447	1,881,940	1,883,729	(1,789)
Expiring 09/26/13	JPMorgan Chase	EUR	9,126	12,058,103	11,883,403	174,700
Japanese Yen,
Expiring 09/26/13	State Street Bank	JPY	1,005,522	10,293,294	10,142,855	150,439
Expiring 09/26/13	Westminster Research Associates LLC	JPY	7,572,000	79,618,437	76,379,922	3,238,515
Norwegian Krone,
Expiring 09/26/13	Deutsche Bank	NOK	28,952	4,852,502	4,750,742	101,760
Expiring 09/26/13	Deutsche Bank	NOK	13,756	2,305,484	2,257,136	48,348
Expiring 09/26/13	Royal Bank of Scotland Group PLC	NOK	6,485	1,127,336	1,064,114	63,222
South African Rand,
Expiring 09/26/13	BNP Paribas	ZAR	107,557	10,362,533	10,737,939	(375,406)
Expiring 09/26/13	BNP Paribas	ZAR	97,000	9,345,443	9,684,003	(338,560)
South Korean Won,
Expiring 09/26/13	State Street Bank	KRW	11,568,520	9,942,862	10,088,972	(146,110)
Expiring 09/26/13	State Street Bank	KRW	6,851,473	5,888,675	5,975,209	(86,534)
Turkish Lira,
Expiring 09/26/13	Deutsche Bank	TRY	6,574	3,365,113	3,360,699	4,414
Expiring 09/26/13	Deutsche Bank	TRY	2,887	1,477,605	1,475,667	1,938

				$405,478,725	$397,202,335	$8,276,390

Cross currency exchange contracts outstanding at June 30, 2013:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
07/02/13	Buy	EUR	467	GBP	400	$(403)	UBS Securities
07/18/13	Buy	EUR	1,707	GBP	1,448	19,737	JPMorgan Chase
09/26/13	Buy	EUR	69,012	CHF	85,088	(290,677)	State Street Bank
07/18/13	Buy	GBP	200	EUR	234	(440)	JPMorgan Chase
07/18/13	Buy	GBP	6,276	EUR	7,378	(59,600)	State Street Bank
07/18/13	Buy	GBP	38,122	EUR	44,794	(335,822)	State Street Bank
07/18/13	Buy	GBP	400	EUR	467	393	UBS Securities

						$(666,812)

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter swap agreements:
PLN 92,000	06/18/18	3.200%	3 month LIBOR(1)	$(608,615)	$—	$(608,615)	JPMorgan Chase & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$516,083	$25,844,348	$—
Austria	—	5,516,177	—
Belgium	96,696	9,943,464	—
Bermuda	20,153,189	2,748,267	—
Brazil	6,154,587	—	—
British Virgin Islands	30,229	—	—
Cambodia	—	721,288	—
Canada	23,929,644	—	—
Cayman Islands	2,077,117	—	—
Chile	606,303	—	—
China	1,437,279	14,166,720	4,242
Cyprus	745,793	886,736	—
Czech Republic	—	2,353,363	—
Denmark	—	3,187,117	—
Finland	—	9,013,473	—
France	3,966,009	32,615,982	—
Gabon	486,721	—	—
Germany	272,143	17,034,242	—
Greece	24,472	2,178,286	—
Guernsey	20,079,416	—	—
Hong Kong	509,912	26,592,957	—
Hungary	—	719,211	—
Indonesia	—	5,397,814	—
Ireland	5,172,939	5,068,167	—
Isle of Man	—	467,897	—
Israel	5,770,906	7,555,912	—
Italy	249,839	20,820,035	—
Japan	1,754,135	97,277,850	—
Kazakhstan	2,531,776	—	—
Luxembourg	—	1,755,511	—
Macau	—	1,114,642	—
Malaysia	572,032	1,434,078	—
Malta	197,939	—	—
Marshall Islands	404,612	—	—
Mexico	1,951,259	448,541	—
Netherlands	—	15,928,374	—
New Zealand	—	533,121	—
Norway	381,120	17,167,367	—
Philippines	—	124,057	—
Poland	—	5,391,049	—
Portugal	426,652	2,044,039	—
Puerto Rico	728,922	—	—
Russia	9,496,718	301,164	—
Singapore	195,252	4,837,333	—
South Africa	2,450,252	15,431,733	—
South Korea	3,232,631	16,521,166	—
Spain	1,655,612	14,428,216	—
Sweden	317,634	12,286,337	—
Switzerland	8,304,543	12,002,711	—
Taiwan	127,737	10,468,269	—
Thailand	—	4,361,727	—

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Turkey	$—	$5,163,333	$—
United Kingdom	7,193,425	157,077,663	175,454
United States	454,254,779	—	—
Exchange Traded Funds	217,144,329	—	—
Preferred Stocks:
Brazil	906,526	—	—
Germany	—	2,559,047	—
United States	1,831,200	—	—
Rights:
Spain	11,549	—	—
Unaffiliated Mutual Funds	431,093,524	—	—
Asset-Backed Securities	—	24,756,492	—
Commercial Mortgage-Backed
Securities	—	53,916,998	9,603,520
Corporate Bonds	—	824,194,074	—
Foreign Government Bonds	—	58,567,136	—
Municipal Bonds	—	39,015,836	—
Residential Mortgage-Backed
Securities	—	109,263,053	—
U.S. Treasury Obligations	—	3,084,894	—
Affiliated Money Market Mutual Fund	773,270,879	—	—
Other Financial Instruments*
Futures	4,216,521	—	—
Foreign Forward Currency Contracts	—	(3,194,895)	—
Total Return Swap	—	(608,615)	—

Total	$2,016,930,835	$1,700,483,757	$9,783,216

Fair Value of Level 2 investments at 12/31/12 was $1,801,880,734, which was a result of valuing investments using third party vendor modeling tools. An amount of $354,049,327 was transferred from Level 1 into Level 2 at 06/30/13 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (5.3% represents investments purchased with collateral from securities on loan)	21.2%
Unaffiliated Mutual Funds	11.8
Banks	7.4
Exchange Traded Funds	5.9
Oil & Gas	4.7
Insurance	3.7
Pharmaceuticals	3.1
Residential Mortgage-Backed Securities	3.0
Telecommunications	2.7
Retail	2.3
Diversified Financial Services	1.9
Media	1.7
Commercial Mortgage-Backed Securities	1.7
Metals & Mining	1.7
Foreign Government Bonds	1.6
Healthcare Services	1.6
Computers	1.5
Electric	1.5
Mutual Funds	1.5
Food	1.4
Chemicals	1.4
Healthcare Products	1.2
Municipal Bonds	1.1
Commercial Services	1.1
Software	1.1
Agriculture	1.1
Aerospace & Defense	0.9
Real Estate Investment Trusts	0.9
Auto Parts & Equipment	0.9
Pipelines	0.7
Semiconductors	0.7
Asset-Backed Securities	0.7

Transportation	0.6%
Beverages	0.6
Construction & Engineering	0.6
Manufacturing	0.6
Machinery & Equipment	0.4
Household Products/Wares	0.4
Auto Manufacturers	0.4
Electronics	0.4
Real Estate	0.4
Biotechnology	0.3
Distribution/Wholesale	0.3
Home Builders	0.3
Office Equipment & Supplies	0.2
Lodging	0.2
Internet	0.2
Apparel	0.2
Entertainment	0.2
Electronic Components & Equipment	0.2
Paper & Forest Products	0.2
Advertising	0.2
Holding Companies	0.2
Cosmetics/Personal Care	0.1
Airlines	0.1
Building Materials	0.1
Containers & Packaging	0.1
Leisure	0.1
Environmental Control	0.1
Textiles	0.1
Leisure Equipment & Products	0.1
U.S. Treasury Obligations	0.1
Shipbuilding	0.1
Investment Companies	0.1
Machinery	0.1

102.0
Liabilities in excess of other assets	(2.0)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk, interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker - variation margin	$12,356,231	*	Due from broker - variation margin	$927,719	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	9,308,075		Unrealized depreciation on foreign currency forward contracts	12,502,970
Equity contracts	Unaffiliated investments	11,549		Unrealized depreciation on swap agreements	608,615
Equity contracts	Due from broker - variation margin	1,624,804	*	Due from broker - variation margin	8,836,795	*

Total		$23,300,659			$22,876,099

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$8,002,748	$—	$—	$8,002,748
Foreign exchange contracts	—	—	—	3,715,293	3,715,293
Equity contracts	54,029	55,759,037	4,944,445	—	60,757,511

Total	$54,029	$63,761,785	$4,944,445	$3,715,293	$72,475,552

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$11,514,361	$(608,615)	$—	$10,905,746
Foreign exchange contracts	—	—	—	(2,018,426)	(2,018,426)
Equity contracts	(329)	(11,839,596)	(2,329,398)	—	(14,169,323)

Total	$(329)	$(325,235)	$(2,938,013)	$(2,018,426)	$(5,282,003)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$636,015,798	$464,131,077	$767,131,030	$549,213,770	$30,666,667	$34,388,918

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$187,616,475	$—	$ —	$187,616,475
Exchange-traded and cleared derivatives	2,333,101	—	—	2,333,101
Over-the-counter derivatives	9,308,075	—	—	9,308,075

				199,257,651

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	(13,111,585)	—	—	(13,111,585)

				(13,111,585)

Collateral Amount Pledged/(Received):
Securities on loan	(187,616,475)
Exchange-traded and cleared derivatives	—
Over-the-counter derivatives	—

Net Amount	$(1,470,409)

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $187,616,475:
Unaffiliated investments (cost $2,880,226,346)	$2,953,513,918
Affiliated investments (cost $773,270,879)	773,270,879
Foreign currency, at value (cost $36,316,788)	36,050,952
Deposit with broker	43,405,143
Receivable for investments sold	37,470,788
Dividends and interest receivable	16,436,857
Unrealized appreciation on foreign currency forward contracts	9,308,075
Due from broker-variation margin	2,333,101
Tax reclaim receivable	2,254,109
Receivable for fund share sold	1,329,483
Prepaid expenses	4,213

Total Assets	3,875,377,518

LIABILITIES:
Payable to broker for collateral for securities on loan	193,803,313
Payable for investments purchased	13,172,616
Unrealized depreciation on foreign currency forward contracts	12,502,970
Advisory fees payable	1,678,000
Payable for fund share repurchased	796,061
Unrealized depreciation on swap agreements	608,615
Accrued expenses and other liabilities	532,249
Distribution fee payable	39,308
Foreign withheld taxes payable	5,114
Affiliated transfer agent fee payable	417

Total Liabilities	223,138,663

NET ASSETS	$3,652,238,855

Net assets were comprised of:
Paid-in capital	$3,298,616,117
Retained earnings	353,622,738

Net assets, June 30, 2013	$3,652,238,855

Net asset value and redemption price per share, $3,652,238,855 / 255,965,086 outstanding shares of beneficial interest	$14.27

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $1,576,591 foreign withholding tax)	$30,121,961
Interest income	20,613,852
Affiliated income from securities lending, net	720,787
Affiliated dividend income	560,656

52,017,256

EXPENSES
Advisory fees	20,682,683
Distribution fee	1,360,039
Shareholder servicing fees and expenses	566,961
Custodian and accounting fees	536,000
Trustees’ fees	22,000
Audit fee	18,000
Insurance expenses	16,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	3,000
Shareholders’ reports	3,000
Miscellaneous	61,451

Total expenses	23,282,134
Less: shareholder servicing fee waiver	(198,908)

Net expenses	23,083,226

NET INVESTMENT INCOME	28,934,030

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	92,007,111
Futures transactions	63,761,785
Swap agreements transactions	4,944,445
Foreign currency transactions	2,791,973

163,505,314

Net change in unrealized appreciation (depreciation) on:
Investments	(73,012,693)
Futures	(325,235)
Swap agreements	(2,938,013)
Foreign currencies	(2,363,786)

(78,639,727)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	84,865,587

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,799,617

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$28,934,030	$64,828,811
Net realized gain on investment and foreign currency transactions	163,505,314	46,902,056
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(78,639,727)	199,687,341

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	113,799,617	311,418,208

DISTRIBUTIONS	—	(63,862,730)

FUND SHARE TRANSACTIONS:
Fund share sold [19,682,495 and 122,989,031 shares, respectively]	279,892,417	1,635,965,859
Fund share issued in reinvestment of distributions [0 and 5,044,449 shares, respectively]	—	63,862,730
Fund share repurchased [24,408,317 and 72,502,931 shares, respectively]	(346,855,461)	(954,731,332)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(66,963,044)	745,097,257

TOTAL INCREASE IN NET ASSETS	46,836,573	992,652,735
NET ASSETS:
Beginning of period	3,605,402,282	2,612,749,547

End of period	$3,652,238,855	$3,605,402,282

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS — 64.0%	Shares	Value (Note 2)
Advertising — 0.3%
Interpublic Group of Cos., Inc. (The)	262,300	$3,816,465
Lamar Advertising Co. (Class A Stock)*	37,100	1,610,140
WPP PLC (United Kingdom)	1,065,761	18,216,972

		23,643,577

Aerospace & Defense — 0.9%
Boeing Co. (The)	403,300	41,314,052
HEICO Corp. (Class A Stock)	30,718	1,133,801
Rolls-Royce Holdings PLC (United Kingdom)*	696,772	11,997,362
United Technologies Corp.	309,400	28,755,636

		83,200,851

Agriculture
Bunge Ltd. (Bermuda)	4,200	297,234

Airlines — 0.1%
Delta Air Lines, Inc.*	53,900	1,008,469
SkyWest, Inc.	61,000	825,940
United Continental Holdings, Inc.*	344,000	10,763,760

		12,598,169

Automobile Manufacturers — 0.9%
Bayerische Motoren Werke AG (Germany)	114,009	9,950,223
General Motors Co.*(a)	590,200	19,659,562
Harley-Davidson, Inc.	145,700	7,987,274
Honda Motor Co. Ltd. (Japan)	381,500	14,172,507
Nissan Motor Co. Ltd. (Japan)	467,300	4,683,566
Oshkosh Corp.*	53,600	2,035,192
Toyota Motor Corp. (Japan)	343,500	20,719,180
Winnebago Industries, Inc.*	70,100	1,471,399

		80,678,903

Automotive Parts — 0.7%
Aisin Seiki Co. Ltd. (Japan)	244,600	9,339,420
Autoliv, Inc., SDR (Sweden)	50,969	3,961,955
AutoZone, Inc.*	21,100	8,939,859
Delphi Automotive PLC (United Kingdom)	212,800	10,786,832
GKN PLC (United Kingdom)	1,736,856	7,950,324
Johnson Controls, Inc.	209,800	7,508,742
Koito Manufacturing Co. Ltd. (Japan)	96,000	1,830,040
TRW Automotive Holdings Corp.*(a)	140,000	9,301,600

		59,618,772

Banks — 0.1%
BNP Paribas SA (France)	164,100	8,983,615
FirstMerit Corp.	34,428	689,593

		9,673,208

Beverages — 1.5%
Coca-Cola Co. (The)	853,400	34,229,874
Coca-Cola Enterprises, Inc.	327,300	11,507,868
Green Mountain Coffee Roasters, Inc.*(a)	94,800	7,115,688
Kirin Holdings Co. Ltd. (Japan)	599,000	9,382,915
Monster Beverage Corp.*(a)	130,500	7,930,485
PepsiCo, Inc.	599,446	49,028,688
Pernod-Ricard SA (France)	111,376	12,361,999

		131,557,517

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc.*	82,000	$7,563,680
Alnylam Pharmaceuticals, Inc.*	45,400	1,407,854
Amgen, Inc.	151,500	14,946,990
Biogen Idec, Inc.*	80,900	17,409,680
Celgene Corp.*	89,700	10,486,827
CSL Ltd. (Australia)	167,619	9,439,999
Cubist Pharmaceuticals, Inc.*(a)	28,400	1,371,720
Exelixis, Inc.*(a)	176,200	799,948
Gilead Sciences, Inc.*(a)	524,900	26,880,129
Illumina, Inc.*(a)	12,100	905,564
Incyte Corp.*(a)	94,600	2,081,200
Medicines Co. (The)*(a)	59,500	1,830,220
Regeneron Pharmaceuticals, Inc.*	20,100	4,520,088
Vertex Pharmaceuticals, Inc.*	27,000	2,156,490

		101,800,389

Building Materials — 0.1%
Comfort Systems USA, Inc.	27,000	402,840
Martin Marietta Materials, Inc.(a)	101,800	10,019,156

		10,421,996

Business Services — 0.1%
ARC Document Solutions, Inc.*	120,640	482,560
Corporate Executive Board Co. (The)	14,500	916,690
Manpowergroup, Inc.	41,000	2,246,800
Navigant Consulting, Inc.*	75,200	902,400
Robert Half International, Inc.	73,900	2,455,697

		7,004,147

Chemicals — 1.7%
Air Products & Chemicals, Inc.	77,100	7,060,047
Airgas, Inc.	19,800	1,890,108
Albemarle Corp.(a)	20,540	1,279,437
American Vanguard Corp.	44,100	1,033,263
Asahi Kasei Corp. (Japan)	1,531,000	10,101,735
BASF SE (Germany)	144,075	12,850,494
Cabot Corp.	6,800	254,456
Celanese Corp. (Class A Stock)	228,500	10,236,800
Dow Chemical Co. (The)	148,300	4,770,811
Ecolab, Inc.	302,850	25,799,791
FMC Corp.	3,900	238,134
Israel Chemicals Ltd. (Israel)	19,080	187,374
LyondellBasell Industries NV (Netherlands) (Class A Stock)	209,800	13,901,348
Methanex Corp. (Canada)	7,500	320,925
Monsanto Co.	178,800	17,665,440
Mosaic Co. (The)	4,800	258,288
Potash Corp. of Saskatchewan, Inc. (Canada)	172,500	6,577,425
PPG Industries, Inc.	49,600	7,261,936
Praxair, Inc.	145,200	16,721,232
Sherwin-Williams Co. (The)	53,200	9,395,120
Sociedad Quimica y Minera de Chile SA (Chile), ADR	12,600	509,040
Tosoh Corp. (Japan)	485,000	1,679,300
Wacker Chemie AG (Germany)(a)	37,175	2,786,026

		152,778,530

Clothing & Apparel — 0.2%
Cintas Corp.(a)	28,800	1,311,552
Deckers Outdoor Corp.*(a)	16,600	838,466

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Clothing & Apparel (continued)
NIKE, Inc. (Class B Stock)	204,900	$13,048,032
Ralph Lauren Corp.	31,400	5,455,436

		20,653,486

Commercial Banks — 1.1%
Bank of Kentucky Financial Corp.	36,700	1,043,748
CIT Group, Inc.*	18,600	867,318
Citigroup, Inc.	977,731	46,901,756
City National Corp.(a)	11,800	747,766
DNB ASA (Norway)	975,133	14,145,921
Home BancShares, Inc.	96,468	2,505,274
Nordea Bank AB (Sweden)	584,881	6,531,523
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,391,810	11,159,846
Svenska Handelsbanken AB (Sweden) (Class A Stock)	286,262	11,468,931
Synovus Financial Corp.	412,400	1,204,208
Western Alliance Bancorp*	88,100	1,394,623

		97,970,914

Commercial Services — 0.7%
Abertis Infraestructuras SA (Spain)	8,035	139,998
ADT Corp. (The)*(a)(g)	53,150	2,118,027
Advisory Board Co. (The)*(a)	26,060	1,424,179
Ascent Capital Group, Inc. (Class A Stock)*	18,742	1,463,188
Automatic Data Processing, Inc.	199,300	13,723,798
Benesse Holdings, Inc. (Japan)	93,200	3,362,370
CCR SA (Brazil)	14,500	115,410
DP World Ltd. (United Arab Emirates)	4,822	74,741
FTI Consulting, Inc.*	25,500	838,695
H&E Equipment Services, Inc.	50,400	1,061,928
Iron Mountain, Inc.	191,900	5,106,459
Macquarie Atlas Roads Group (Australia)	7,000	12,420
MasterCard, Inc. (Class A Stock)	40,500	23,267,250
Monro Muffler Brake, Inc.(a)	28,800	1,383,840
Mundra Port & Special Economic Zone Ltd. (India)*	44,991	113,593
OHL Mexico SAB de CV (Mexico)*(a)	39,300	93,417
Performant Financial Corp.*	14,100	163,419
Quanta Services, Inc.*	142,700	3,775,842
Sichuan Expressway Co. Ltd. (China)	236,000	63,144
Verisk Analytics, Inc. (Class A Stock)*	32,900	1,964,130

		60,265,848

Computer Hardware — 1.9%
Apple, Inc.	293,700	116,328,696
Dell, Inc.	1,177,500	15,719,625
International Business Machines Corp.	165,750	31,676,483
NetApp, Inc.*	117,500	4,439,150
Riverbed Technology, Inc.*	42,430	660,211

		168,824,165

Computer Services & Software — 2.3%
3D Systems Corp.*(a)	19,200	842,880
Accenture PLC (Ireland) (Class A Stock)	196,000	14,104,160
Akamai Technologies, Inc.*(a)	154,200	6,561,210
Autodesk, Inc.*	558,600	18,958,884
Cadence Design Systems, Inc.*(a)	74,300	1,075,864
Check Point Software Technologies Ltd. (Israel)*(a)	196,500	9,762,120

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computer Services & Software (continued)
Cognizant Technology Solutions Corp. (Class A Stock)*	131,800	$8,251,998
CommVault Systems, Inc.*	25,900	1,965,551
Global Payments, Inc.	26,500	1,227,480
Informatica Corp.*	41,000	1,434,180
Jack Henry & Associates, Inc.	34,610	1,631,169
Microsoft Corp.	2,234,600	77,160,738
MSCI, Inc. (Class A Stock)*	47,900	1,593,633
NS Solutions Corp. (Japan)	56,300	1,053,432
Oracle Corp.	923,900	28,382,208
RealD, Inc.*(a)	108,600	1,509,540
Red Hat, Inc.*	454,780	21,747,580
Software AG (Germany)	198,136	5,920,803
SYNNEX Corp.*(a)	35,170	1,486,988

		204,670,418

Conglomerates — 0.2%
Hutchison Whampoa Ltd. (Hong Kong)	1,478,400	15,467,406

Consumer Products & Services — 0.4%
Avon Products, Inc.	742,800	15,621,084
Church & Dwight Co., Inc.	24,400	1,505,724
Colgate-Palmolive Co.	139,800	8,009,142
L’Oreal SA (France)	70,280	11,552,878
Tumi Holdings, Inc.*	41,600	998,400

		37,687,228

Containers & Packaging — 0.1%
Ball Corp.	92,200	3,829,988
Crown Holdings, Inc.*	33,600	1,381,968
Owens-Illinois, Inc.*	30,100	836,479

		6,048,435

Cosmetics/Personal Care — 0.8%
Procter & Gamble Co. (The)	915,555	70,488,579

Distribution/Wholesale — 0.5%
DCC PLC (Ireland)	177,515	6,932,584
Fastenal Co.(a)	98,500	4,516,225
Fossil Group, Inc.*	46,100	4,762,591
Mitsubishi Corp. (Japan)	653,700	11,167,616
Mitsui & Co. Ltd. (Japan)	724,200	9,081,619
W.W. Grainger, Inc.	20,500	5,169,690

		41,630,325

Diversified Financial Services — 1.0%
Ameriprise Financial, Inc.	156,600	12,665,808
CBOE Holdings, Inc.	26,400	1,231,296
Deutsche Boerse AG (Germany)	96,977	6,377,009
Discover Financial Services	76,300	3,634,932
E*TRADE Financial Corp.*	233,700	2,958,642
Financial Engines, Inc.(a)	24,100	1,098,719
GAM Holding AG (Switzerland)*	501,664	7,681,634
IntercontinentalExchange, Inc.*(a)	39,600	7,039,296
Invesco Ltd. (Bermuda)	523,500	16,647,300
London Stock Exchange Group PLC (United Kingdom)	186,504	3,790,901
State Street Corp.	371,700	24,238,557

		87,364,094

Diversified Manufacturing
Eaton Corp. PLC (Ireland)	64,600	4,251,326

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Manufacturing Operations
Constellium NV (France)	13,500	$218,025

Diversified Operations
China Merchants Holdings International Co. Ltd. (Hong Kong)	52,000	160,856
Wharf Holdings Ltd. (The) (Hong Kong)	86,000	717,792

		878,648

Electric — 0.9%
Adani Power Ltd. (India)*	80,355	55,990
Calpine Corp.*	440,100	9,343,323
China Resources Power Holdings Co. Ltd. (Hong Kong)	42,000	100,352
CMS Energy Corp.	152,200	4,135,274
Dominion Resources, Inc.	54,000	3,068,280
EDP - Energias do Brasil SA (Brazil)	20,500	102,897
Enel SpA (Italy)	43,460	136,375
Energy Development Corp. (Philippines)	799,900	106,945
Exelon Corp.	202,200	6,243,936
GDF Suez (France)	375,360	7,362,585
Glow Energy PCL (Thailand)	33,400	77,267
MDU Resources Group, Inc.	78,700	2,039,117
National Fuel Gas Co.	2,000	115,900
NRG Energy, Inc.	506,373	13,520,159
NTPC Ltd. (India)	13,000	31,395
PG&E Corp.	323,200	14,779,936
PNM Resources, Inc.	71,800	1,593,242
PPL Corp.	6,100	184,586
Qatar Electricity & Water Co. (Qatar)	3,230	139,386
SSE PLC (United Kingdom)	687,409	15,918,821
Tenaga Nasional Bhd (Malaysia)	28,200	73,995
Terna Rete Elettrica Nazionale SpA (Italy)	28,984	120,438
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	4,300	41,721
UNS Energy Corp.	8,300	371,259

		79,663,179

Electronic Components & Equipment — 1.5%
Advanced Energy Industries, Inc.*	57,500	1,001,075
Agilent Technologies, Inc.	224,100	9,582,516
AVX Corp.	56,300	661,525
Belden, Inc.	14,250	711,503
Crompton Greaves Ltd. (India)	20,739	30,401
CyberOptics Corp.*	9,400	54,614
Energizer Holdings, Inc.(a)	100,929	10,144,374
General Cable Corp.	15,500	476,625
Gentex Corp.	21,200	488,660
Hamamatsu Photonics KK (Japan)	185,400	6,695,393
Honeywell International, Inc.	181,500	14,400,210
Hosiden Corp. (Japan)	134,000	749,447
Hubbell, Inc. (Class B Stock)	50,000	4,950,000
Koninklijke Philips NV (Netherlands)	259,542	7,075,365
Legrand SA (France)	251,661	11,668,258
Mettler-Toledo International, Inc.*(a)	5,100	1,026,120
Mitsubishi Electric Corp. (Japan)	1,181,000	11,035,392
Nikon Corp. (Japan)	223,400	5,219,517
Nippon Electric Glass Co. Ltd. (Japan)	517,000	2,516,693
Plexus Corp.*	30,000	896,700
Samsung Electronics Co. Ltd. (South Korea)	10,699	12,505,251
Thermo Fisher Scientific, Inc.(a)	161,700	13,684,671

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components & Equipment (continued)
Trimble Navigation Ltd.*(a)	84,200	$2,190,042
Tyco International Ltd. (Switzerland)	382,700	12,609,965

		130,374,317

Energy–Alternate Sources
China Longyuan Power Group Corp. (China) (Class H Stock)	205,000	210,770

Engineering & Construction — 0.3%
ABB Ltd. (Switzerland)*	327,422	7,092,601
Aegion Corp.*	55,400	1,247,054
Airports of Thailand PCL (Thailand)	11,700	63,564
Bouygues SA (France)	189,931	4,839,768
Cheung Kong Infrastructure Holdings Ltd. (Bermuda)	16,000	106,614
Fraport AG Frankfurt Airport Services Worldwide (Germany)	2,853	172,400
Gamuda Bhd (Malaysia)	5,700	8,540
GMR Infrastructure Ltd. (India)*	192,919	56,954
IRB Infrastructure Developers Ltd. (India)*	36,368	58,513
Jacobs Engineering Group, Inc.*	5,400	297,702
Jaiprakash Associates Ltd. (India)	64,457	57,700
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	1,687	76,813
Larsen & Toubro Ltd. (India)	500	11,800
Malaysia Airports Holdings Bhd (Malaysia)	58,900	117,632
McDermott International, Inc. (Panama)*	234,400	1,917,392
Sarana Menara Nusantara Tbk PT (Indonesia)*	47,500	117,254
SembCorp Industries Ltd. (Singapore)	2,065,911	8,037,421
Vinci SA (France)	7,059	354,082
WorleyParsons Ltd. (Australia)	110,157	1,951,468

		26,585,272

Entertainment & Leisure — 0.2%
Carnival Corp. (Panama)	388,200	13,311,378
Madison Square Garden Co. (The) (Class A Stock)*	35,775	2,119,669
Nintendo Co. Ltd. (Japan)	8,000	941,912
Royal Caribbean Cruises Ltd. (Liberia)	41,500	1,383,610

		17,756,569

Environmental Control — 0.2%
Alent PLC (United Kingdom)*	746,963	3,705,827
Clean Harbors, Inc.*(a)	34,400	1,738,232
Covanta Holding Corp.	57,400	1,149,148
NMDC Ltd. (India)*	157,940	279,538
Premier Royalty, Inc. (Canada)*	203,800	164,714
Stericycle, Inc.*	79,100	8,735,013
Waste Connections, Inc.(a)	58,875	2,422,118

		18,194,590

Farming & Agriculture — 0.2%
Altria Group, Inc.	117,500	4,111,325
Archer-Daniels-Midland Co.	294,500	9,986,495

		14,097,820

Financial Services — 2.2%
American Express Co.	223,600	16,716,336
BankUnited, Inc.	49,000	1,274,490
BM&FBovespa SA (Brazil)	829,900	4,559,829
Capitol Federal Financial, Inc.	133,500	1,620,690

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Financial Services (continued)
CME Group, Inc.	137,800	$10,470,044
Eaton Vance Corp.	35,600	1,338,204
Franklin Resources, Inc.	40,500	5,508,810
Heartland Payment Systems, Inc.	24,570	915,233
Interactive Brokers Group, Inc. (Class A Stock)	50,900	812,873
JPMorgan Chase & Co.	1,447,568	76,417,115
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	716,600	3,399,936
Morgan Stanley	723,100	17,665,333
Raymond James Financial, Inc.	32,120	1,380,518
TD Ameritrade Holding Corp.	332,600	8,078,854
Visa, Inc. (Class A Stock)	219,300	40,077,075
Waddell & Reed Financial, Inc. (Class A Stock)	42,300	1,840,050

		192,075,390

Financial–Bank & Trust — 3.3%
Australia & New Zealand Banking Group Ltd. (Australia)	659,715	17,125,842
Banco Santander Brasil SA (Brazil), ADS(a)	960,600	5,974,932
Bank of America Corp.	1,817,991	23,379,364
Bank of Yokohama Ltd. (The) (Japan)	696,000	3,590,421
Barclays PLC (United Kingdom), ADR(a)	1,076,600	18,431,392
Capital One Financial Corp.	326,300	20,494,903
Close Brothers Group PLC (United Kingdom)	152,440	2,280,288
Commerce Bancshares, Inc.	29,442	1,282,494
Credit Suisse Group AG (Switzerland)*	377,375	9,990,658
DBS Group Holdings Ltd. (Singapore)	877,862	10,681,738
Deutsche Bank AG (Germany)	162,045	6,794,971
East West Bancorp, Inc.	43,700	1,201,750
Erste Group Bank AG (Austria)	63,872	1,702,419
Essa Bancorp, Inc.	56,900	623,624
First Defiance Financial Corp.	38,100	859,155
Glacier Bancorp, Inc.	53,200	1,180,508
Intesa Sanpaolo SpA (Italy)	4,025,606	6,443,113
Louisiana Bancorp, Inc.*	33,335	553,361
Macquarie Group Ltd. (Australia)	287,506	10,965,780
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,101,800	12,980,443
Northern Trust Corp.	249,900	14,469,210
PNC Financial Services Group, Inc. (The)	110,900	8,086,828
Popular, Inc. (Puerto Rico)*	41,320	1,253,236
Sandy Spring Bancorp, Inc.	47,200	1,020,464
Standard Chartered PLC (United Kingdom)	815,331	17,701,257
Swedbank AB (Sweden) (Class A Stock)	507,598	11,626,306
TCF Financial Corp.	119,620	1,696,212
U.S. Bancorp	810,600	29,303,190
Wells Fargo & Co.	1,081,124	44,617,987
Westamerica Bancorporation(a)	21,500	982,335
Zions Bancorporation(a)	176,900	5,108,872

		292,403,053

Food — 1.8%
Compass Group PLC (United Kingdom)	872,981	11,154,652
Fresh Market, Inc. (The)*	36,900	1,834,668
General Mills, Inc.	389,000	18,878,170
Kellogg Co.	325,100	20,881,173
Kroger Co. (The)	402,200	13,891,988

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food (continued)
Mondelez International, Inc. (Class A Stock)	228,185	$6,510,118
Nestle SA (Switzerland)	559,233	36,697,093
Senomyx, Inc.*	230,900	503,362
Tesco PLC (United Kingdom)	3,488,259	17,566,335
TreeHouse Foods, Inc.*	14,700	963,438
Unilever PLC (United Kingdom)	562,933	22,788,893
Whole Foods Market, Inc.	241,500	12,432,420

		164,102,310

Healthcare Products — 0.4%
Becton, Dickinson and Co.	40,500	4,002,615
Boston Scientific Corp.*	881,300	8,169,651
Covidien PLC (Ireland)*	151,250	8,651,500
Stryker Corp.	178,800	11,564,784

		32,388,550

Healthcare Services — 0.7%
Aetna, Inc.	224,100	14,239,314
Covance, Inc.*	20,600	1,568,484
HCA Holdings, Inc.	129,100	4,655,346
Humana, Inc.	22,200	1,873,236
Miraca Holdings, Inc. (Japan)	139,600	6,415,029
Quest Diagnostics, Inc.	76,200	4,620,006
UnitedHealth Group, Inc.	381,100	24,954,428
WellPoint, Inc.	26,400	2,160,576

		60,486,419

Home Builders — 0.2%
Lennar Corp. (Class A Stock)(a)	122,400	4,411,296
Persimmon PLC (United Kingdom)*	760,960	13,659,994
TRI Pointe Homes, Inc.	31,000	513,980

		18,585,270

Home Furnishings — 0.1%
Harman International Industries, Inc.	64,300	3,485,060
Tempur-Pedic International, Inc.*(a)	31,200	1,369,680

		4,854,740

Hotels & Motels — 0.3%
Choice Hotels International, Inc.	30,000	1,190,700
Las Vegas Sands Corp.	266,900	14,127,017
Marriott International, Inc. (Class A Stock)	7,700	310,849
MGM Resorts International*	47,131	696,596
Starwood Hotels & Resorts Worldwide, Inc.	170,500	10,773,895

		27,099,057

Industrial Products
Culp, Inc.	51,600	897,324

Industrial REITs
Goodman Group (Australia)	45,700	203,182

Insurance — 3.0%
AIA Group Ltd. (Hong Kong)	2,177,400	9,173,388
Allianz SE (Germany)	74,723	10,906,609
Allstate Corp. (The)	552,300	26,576,676
AXA SA (France)	953,118	18,788,439
Berkshire Hathaway, Inc. (Class B Stock)*	195,500	21,880,360
Brown & Brown, Inc.	37,300	1,202,552
Challenger Ltd. (Australia)	643,758	2,347,488
Employers Holdings, Inc.	27,700	677,265
Fidelity National Financial, Inc. (Class A Stock)	5,900	140,479

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
First American Financial Corp.	70,400	$1,551,616
Fortegra Financial Corp.*	400	2,748
HCC Insurance Holdings, Inc.	28,400	1,224,324
Infinity Property & Casualty Corp.	14,500	866,520
ING Groep NV (Netherlands), CVA*	454,209	4,151,034
Kemper Corp.	43,600	1,493,300
Loews Corp.	133,800	5,940,720
Markel Corp.*	2,700	1,422,765
Marsh & McLennan Cos., Inc.	481,700	19,229,464
Meadowbrook Insurance Group, Inc.	159,200	1,278,376
MetLife, Inc.	554,600	25,378,496
Muenchener Rueckversicherungs AG (Germany)	70,660	12,981,072
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	771,500	5,150,296
Platinum Underwriters Holdings Ltd. (Bermuda)	18,400	1,052,848
ProAssurance Corp.	26,400	1,377,024
Progressive Corp. (The)	501,800	12,755,756
Prudential PLC (United Kingdom)	328,569	5,363,190
QBE Insurance Group Ltd. (Australia)	309,576	4,286,252
Selective Insurance Group, Inc.	42,400	976,048
Sony Financial Holdings, Inc. (Japan)	480,100	7,558,965
StanCorp Financial Group, Inc.(a)	22,000	1,087,020
State Auto Financial Corp.	31,800	577,806
Storebrand ASA (Norway)*	1,004,268	4,848,354
Sun Life Financial, Inc. (Canada)	251,400	7,446,144
Swiss Life Holding AG (Switzerland)*	43,291	7,027,090
Tokio Marine Holdings, Inc. (Japan)	263,300	8,308,424
W.R. Berkley Corp.	39,400	1,609,884
White Mountains Insurance Group Ltd. (Bermuda)	2,900	1,667,326
XL Group PLC (Ireland)	834,500	25,302,040

		263,608,158

Internet Services — 2.1%
Amazon.com, Inc.*	124,000	34,433,560
Baidu, Inc. (Cayman Islands), ADR*	63,300	5,983,749
eBay, Inc.*	315,900	16,338,348
Equinix, Inc.*(a)	8,100	1,496,232
Facebook, Inc. (Class A Stock)*	177,500	4,412,650
Google, Inc. (Class A Stock)*	78,300	68,932,971
Groupon, Inc.*	271,600	2,308,600
Kakaku.com, Inc. (Japan)	279,900	8,547,340
LinkedIn Corp. (Class A Stock)*	9,000	1,604,700
Netflix, Inc.*(a)	42,200	8,907,998
Opentable, Inc.*(a)	17,500	1,119,125
priceline.com, Inc.*	20,000	16,542,600
Rackspace Hosting, Inc.*(a)	12,500	473,625
Tencent Holdings Ltd. (Cayman Islands)	167,700	6,548,222
TIBCO Software, Inc.*	47,300	1,012,220
VeriSign, Inc.*(a)	145,000	6,475,700

		185,137,640

Machinery & Equipment — 0.5%
Applied Industrial Technologies, Inc.	24,100	1,164,753
Babcock & Wilcox Co. (The)	77,650	2,331,829
Cummins, Inc.	193,200	20,954,472
Deere & Co.	102,400	8,320,000
Gardner Denver, Inc.	8,000	601,440

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery & Equipment (continued)
iRobot Corp.*(a)	53,700	$2,135,649
Middleby Corp.*(a)	9,670	1,644,770
Nordson Corp.	22,000	1,524,820
Stanley Black & Decker, Inc.	58,000	4,483,400
Toshiba Machine Co. Ltd. (Japan)	206,000	1,005,484

		44,166,617

Manufacturing — 1.7%
3M Co.	242,800	26,550,180
A.O. Smith Corp.	34,900	1,266,172
Actuant Corp. (Class A Stock)(a)	40,700	1,341,879
CLARCOR, Inc.	23,600	1,232,156
Danaher Corp.	446,400	28,257,120
EnPro Industries, Inc.*(a)	36,900	1,873,044
General Electric Co.	1,988,000	46,101,720
Harsco Corp.	48,300	1,120,077
Ingersoll-Rand PLC (Ireland)	73,820	4,098,486
John Bean Technologies Corp.	44,524	935,449
Koppers Holdings, Inc.	32,100	1,225,578
Myers Industries, Inc.	71,800	1,077,718
Parker Hannifin Corp.	97,100	9,263,340
Siemens AG (Germany)	125,275	12,685,722
Textron, Inc.	271,600	7,075,180
Vesuvius PLC (United Kingdom)	550,864	3,086,517

		147,190,338

Media — 1.7%
British Sky Broadcasting Group PLC (United Kingdom)	585,241	7,050,409
Charter Communications, Inc. (Class A Stock)*	15,100	1,870,135
Comcast Corp. (Class A Stock)	479,000	20,060,520
DIRECTV*	64,000	3,943,680
Discovery Communications, Inc. (Class C Stock)*(a)	151,726	10,569,233
DISH Network Corp. (Class A Stock)	12,100	514,492
FactSet Research Systems, Inc.(a)	12,500	1,274,250
Informa PLC (United Kingdom)	924,123	6,884,497
Liberty Media Corp. (Class A Stock)*	21,900	2,776,044
McGraw Hill Financial, Inc.(a)	42,200	2,244,618
News Corp.	784,400	22,739,756
Time Warner Cable, Inc.	180,290	20,279,019
Time Warner, Inc.	143,533	8,299,078
Viacom, Inc. (Class B Stock)	204,900	13,943,445
Walt Disney Co. (The)	394,200	24,893,730

		147,342,906

Medical Supplies & Equipment — 0.7%
Baxter International, Inc.	181,700	12,586,359
C.R. Bard, Inc.(a)	34,300	3,727,724
DENTSPLY International, Inc.	204,900	8,392,704
Edwards Lifesciences Corp.*	38,200	2,567,040
Elekta AB (Sweden) (Class B Stock)	584,910	8,889,788
Fresenius SE & Co. KGaA (Germany)	138,978	17,105,423
Henry Schein, Inc.*	19,500	1,867,125
Intuitive Surgical, Inc.*	5,600	2,836,848
Sonova Holding AG (Switzerland)*	51,116	5,407,851
STERIS Corp.	18,500	793,280
Thoratec Corp.*	23,900	748,309

		64,922,451

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 1.7%
African Rainbow Minerals Ltd. (South Africa)	17,360	$262,539
Agnico-Eagle Mines Ltd. (Canada), (NYSE)	28,600	787,644
Agnico-Eagle Mines Ltd. (Canada), (XTSE)	139,200	3,838,357
Alacer Gold Corp. (Canada)	146,600	309,453
Allied Nevada Gold Corp.*(a)	40,400	261,792
AMCOL International Corp.	31,000	982,390
Anglo American PLC (United Kingdom)	36,492	703,227
Antofagasta PLC (United Kingdom)	294,706	3,571,002
ArcelorMittal (Luxembourg)	80,517	901,167
Barrick Gold Corp. (Canada)	28,300	445,442
BHP Billiton Ltd. (Australia)	604,562	17,401,064
BHP Billiton PLC (United Kingdom)	365,484	9,319,107
Carpenter Technology Corp.	34,900	1,572,943
Centamin PLC (United Kingdom)*	566,974	274,995
Cliffs Natural Resources, Inc.(a)	52,100	846,625
Cloud Peak Energy, Inc.*(a)	72,900	1,201,392
Compass Minerals International, Inc.	2,600	219,778
CONSOL Energy, Inc.	31,600	856,360
Eldorado Gold Corp. (Canada), (NYSE)	152,100	939,978
Eldorado Gold Corp. (Canada), (XTSE)	163,200	1,010,204
First Quantum Minerals Ltd. (Canada)	37,400	554,759
Fortescue Metals Group Ltd. (Australia)	192,192	529,077
Franco-Nevada Corp. (Canada)	45,600	1,632,443
Freeport-McMoRan Copper & Gold, Inc.	355,290	9,809,557
Fresnillo PLC (United Kingdom)	115,959	1,565,553
Glencore International PLC (United Kingdom)	712,330	2,948,695
Goldcorp, Inc. (Canada)(a)	115,000	2,843,950
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	226,500	655,511
Haynes International, Inc.	17,800	852,086
Hitachi Metals Ltd. (Japan)	48,000	537,631
Hyundai Steel Co. (South Korea)	11,721	656,271
Iluka Resources Ltd. (Australia)	89,370	805,414
JFE Holdings, Inc. (Japan)	20,600	451,304
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	136,000	229,791
Jindal Steel & Power Ltd. (India)*	62,590	228,072
Kobe Steel Ltd. (Japan)*	891,000	1,101,876
Korea Zinc Co. Ltd. (South Korea)	700	169,564
Lonmin PLC (United Kingdom)*	93,557	362,705
MAG Silver Corp. (Canada)*	57,500	336,241
Mitsubishi Materials Corp. (Japan)	75,000	264,044
MMC Norilsk Nickel OJSC (Russia), ADR	34,163	490,922
New Gold, Inc. (Canada)*	99,500	644,285
Newcrest Mining Ltd. (Australia)	85,356	787,941
Newmont Mining Corp.	183,800	5,504,810
Nippon Steel & Sumitomo Metal Corp. (Japan)	558,000	1,503,393
Nucor Corp.	186,700	8,087,844
Orica Ltd. (Australia)	17,424	328,452
PanAust Ltd. (Australia)	127,239	210,954
Peabody Energy Corp.	11,200	163,968
Petra Diamonds Ltd. (Bermuda)*	480,345	833,293
Platinum Group Metals Ltd. (Canada)*	810,300	708,830
Polymetal International PLC (United Kingdom)	39,839	275,715
Precision Castparts Corp.	96,600	21,832,566
Rio Tinto Ltd. (Australia)	205,476	9,847,542
Rio Tinto PLC (United Kingdom)	91,275	3,712,081

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Royal Bafokeng Platinum Ltd. (South Africa)*	31	$138
Royal Gold, Inc.	21,500	904,720
Sandstorm Gold Ltd. (Canada)*	77,500	454,669
Silver Wheaton Corp. (Canada)	54,500	1,072,015
Southern Copper Corp.	36,600	1,010,892
SSAB AB (Sweden) (Class A Stock)(a)	738,754	4,412,163
Steel Dynamics, Inc.	65,200	972,132
Stillwater Mining Co.*(a)	72,000	773,280
Sumitomo Metal Mining Co. Ltd. (Japan)	28,000	311,883
Tahoe Resources, Inc. (Canada)*	39,500	559,993
Teck Resources Ltd. (Canada) (Class B Stock)	23,100	493,541
Tung Ho Steel Enterprise Corp. (Taiwan)	331,000	300,042
Turquoise Hill Resources Ltd. (Canada)*(a)	48,900	289,977
Umicore SA (Belgium)	160,499	6,664,657
Usinas Siderurgicas de Minas Gerais SA (Brazil)*	117,800	407,563
Vale SA (Brazil), ADR(a)	180,500	2,373,575
Vallourec SA (France)	4,000	202,985
Vedanta Resources PLC (United Kingdom)	25,354	394,077
Vulcan Materials Co.(a)	88,700	4,293,967
Western Areas NL (Australia)	66,083	140,747
Westmoreland Coal Co.*(a)	65,900	740,057

		153,945,672

Office Equipment — 0.1%
Canon, Inc. (Japan)	235,650	7,723,025
Herman Miller, Inc.	39,400	1,066,558

		8,789,583

Oil & Gas — 5.9%
Anadarko Petroleum Corp.	169,460	14,561,698
Apache Corp.	207,400	17,386,342
Baker Hughes, Inc.	106,940	4,933,142
Beach Energy Ltd. (Australia)	3,906,710	4,014,022
Beijing Enterprises Holdings Ltd. (Hong Kong)	18,000	129,652
BG Group PLC (United Kingdom)	611,975	10,400,001
Bill Barrett Corp.*(a)	17,900	361,938
BP PLC (United Kingdom), ADR(a)	87,400	3,648,076
Cabot Oil & Gas Corp.	60,200	4,275,404
Cameron International Corp.*	151,500	9,265,740
CenterPoint Energy, Inc.	408,400	9,593,316
Centrica PLC (United Kingdom)	52,580	287,599
Chesapeake Utilities Corp.	24,700	1,271,803
Chevron Corp.	570,322	67,491,905
China Oilfield Services Ltd. (China) (Class H Stock)	3,504,000	6,814,884
Cimarex Energy Co.	92,921	6,038,936
Cobalt International Energy, Inc.*	18,900	502,173
Concho Resources, Inc.*	61,100	5,115,292
ConocoPhillips	144,900	8,766,450
Contango Oil & Gas Co.	29,600	999,000
Delek US Holdings, Inc.	14,300	411,554
Devon Energy Corp.	58,300	3,024,604
Diamond Offshore Drilling, Inc.	6,000	412,740
Diamondback Energy, Inc.*(a)	11,500	383,180
Enagas SA (Spain)	1,453	35,912
Energy XXI Bermuda Ltd. (Bermuda)	27,900	618,822

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas (continued)
Eni SpA (Italy)	548,826	$11,264,030
ENN Energy Holdings Ltd. (Cayman Islands)	22,000	116,526
Ensco PLC (United Kingdom) (Class A Stock)	9,500	552,140
EOG Resources, Inc.	3,500	460,880
EQT Corp.	94,700	7,516,339
Exterran Holdings, Inc.*(a)	72,500	2,038,700
Exxon Mobil Corp.	1,220,012	110,228,084
FMC Technologies, Inc.*	129,434	7,206,885
Forum Energy Technologies, Inc.*(a)	12,400	377,332
GeoMet, Inc.*	64,500	10,307
Goodrich Petroleum Corp.*(a)	41,200	527,360
Gulf Island Fabrication, Inc.	9,400	180,010
Halcon Resources Corp.*(a)	57,100	323,757
Halliburton Co.	12,300	513,156
Hercules Offshore, Inc.*	10,500	73,920
Hess Corp.	240,300	15,977,547
Hollyfrontier Corp.	47,360	2,026,061
Kelt Exploration Ltd. (Canada)*	4,200	29,552
Laredo Petroleum Holdings, Inc.*(a)	16,000	328,960
Marathon Petroleum Corp.	3,800	270,028
Matador Resources Co.*	21,500	257,570
Murphy Oil Corp.	8,000	487,120
National Grid PLC (United Kingdom)	1,132,745	12,840,449
Noble Corp. (Switzerland)	20,300	762,874
Northern Oil and Gas, Inc.*(a)	97,700	1,303,318
NovaTek OAO (Russia), GDR	3,670	394,636
Occidental Petroleum Corp.	167,400	14,937,102
Ophir Energy PLC (United Kingdom)*	90,037	489,547
Origin Energy Ltd. (Australia)	12,182	139,599
Painted Pony Petroleum Ltd. (Canada)*	6,400	51,421
PBF Energy, Inc.(a)	9,700	251,230
PDC Energy, Inc.*	7,300	375,804
Petroleo Brasileiro SA (Brazil), ADR(a)	336,200	4,928,692
Phillips 66	276,550	16,291,561
Pioneer Natural Resources Co.	83,700	12,115,575
Range Resources Corp.	121,100	9,363,452
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR	446,400	29,582,928
Royal Dutch Shell PLC (United Kingdom), ADR	11,400	727,320
Saipem SpA (Italy)	100,186	1,626,117
Salamander Energy PLC (United Kingdom)*	91,305	199,555
Santos Ltd. (Australia)	18,954	215,850
Schlumberger Ltd. (Curacao)	438,615	31,431,151
Sempra Energy	28,500	2,330,160
SM Energy Co.	12,700	761,746
Snam SpA (Italy)	14,232	64,803
Southwestern Energy Co.*	226,100	8,259,433
Statoil ASA (Norway)	632,551	13,067,284
Subsea 7 SA (Luxembourg)*	30,728	538,746
Superior Energy Services, Inc.*	37,181	964,475
Talisman Energy, Inc. (Canada), (NYSE)	302,000	3,451,860
Talisman Energy, Inc. (Canada), (XTSE)	36,500	416,469
Tokyo Gas Co. Ltd. (Japan)	15,000	82,756
Trican Well Service Ltd. (Canada)	34,000	451,954
Tullow Oil PLC (United Kingdom)	39,628	603,253
Valero Energy Corp.	319,800	11,119,446
Whiting Petroleum Corp.*	40,800	1,880,472

COMMON STOCKS (continued)	Shares		Value (Note 2)
Oil & Gas (continued)
WPX Energy, Inc.*(a)	307,700		$5,827,838

			529,359,325

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	22,362		1,052,356
International Paper Co.	233,100		10,328,661

			11,381,017

Pharmaceuticals — 4.4%
Abbott Laboratories	468,700		16,348,256
AbbVie, Inc.	634,000		26,209,560
Alkermes PLC (Ireland)*	70,400		2,019,072
Allergan, Inc.	41,800		3,521,232
AmerisourceBergen Corp.	75,600		4,220,748
Astellas Pharma, Inc. (Japan)	221,500		12,032,790
Bayer AG (Germany)	292,950		31,190,402
BioMarin Pharmaceutical, Inc.*	17,900		998,641
Eli Lilly & Co.	250,600		12,309,472
Express Scripts Holding Co.*	288,288		17,784,487
GlaxoSmithKline PLC (United Kingdom)	9,997		249,889
GlaxoSmithKline PLC (United Kingdom), ADR	637,900		31,875,863
Idenix Pharmaceuticals, Inc.*(a)	261,300		943,293
Isis Pharmaceuticals, Inc.*(a)	93,700		2,517,719
Johnson & Johnson	650,046		55,812,950
Mallinckrodt PLC (Ireland)*	—	(r)	11
McKesson Corp.	100,505		11,507,823
Merck & Co., Inc.	900,189		41,813,779
Neurocrine Biosciences, Inc.*	140,900		1,885,242
Onyx Pharmaceuticals, Inc.*	17,400		1,510,668
Pacira Pharmaceuticals, Inc.*(a)	48,600		1,409,400
Pfizer, Inc.(a)	2,108,774		59,066,760
Pharmacyclics, Inc.*	31,900		2,535,093
Roche Holding AG (Switzerland)	87,411		21,695,178
Sanofi (France)	254,657		26,326,445
Takeda Pharmaceutical Co. Ltd. (Japan)	184,400		8,315,332
Theravance, Inc.*(a)	48,700		1,876,411

			395,976,516

Pipelines — 0.3%
APA Group (Australia)	18,500		101,380
Enbridge, Inc. (Canada)	8,400		353,108
Spectra Energy Corp.	323,300		11,140,918
TransCanada Corp. (Canada)	600		25,832
Williams Cos., Inc. (The)	439,000		14,254,330

			25,875,568

Printing & Publishing
Consolidated Graphics, Inc.*	13,560		637,456

Real Estate — 0.4%
Agile Property Holdings Ltd. (China)	4,808,000		5,122,807
Alexander & Baldwin, Inc.*	11,900		473,025
Aliansce Shopping Centers SA (Brazil)	21,700		185,165
BR Malls Participacoes SA (Brazil)	19,200		171,663
CapitaMalls Asia Ltd. (Singapore)	354,000		507,725
China Resources Land Ltd. (Cayman Islands)	226,000		614,008
Deutsche Euroshop AG (Germany)	1,200		47,691
Forest City Enterprises, Inc. (Class A Stock)*	69,600		1,246,536

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate (continued)
Global Logistic Properties Ltd. (Singapore)	246,000	$532,115
Goldcrest Co. Ltd. (Japan)	45,440	1,044,981
Hang Lung Properties Ltd. (Hong Kong)	226,000	782,825
Hongkong Land Holdings Ltd. (Bermuda)	106,000	737,760
Howard Hughes Corp. (The)*	12,900	1,445,961
Hufvudstaden AB (Sweden) (Class A Stock)	41,532	496,821
Hysan Development Co. Ltd. (Hong Kong)	80,000	345,371
Iguatemi Empresa de Shopping Centers SA (Brazil)	15,900	156,481
Kerry Properties Ltd. (Bermuda)	1,644,500	6,410,989
Mitsubishi Estate Co. Ltd. (Japan)	56,000	1,490,937
Mitsui Fudosan Co. Ltd. (Japan)	299,000	8,790,614
Norwegian Property ASA (Norway)	122,770	155,742
PDG Realty SA Empreendimentos e Participacoes (Brazil)	1,227,300	1,144,054
PSP Swiss Property AG (Switzerland)*	8,508	736,811
St. Joe Co. (The)*(a)	67,900	1,429,295
Sun Hung Kai Properties Ltd. (Hong Kong)	82,000	1,053,048

		35,122,425

Real Estate Investment Trusts — 2.0%
Acadia Realty Trust	11,100	274,059
Alexandria Real Estate Equities, Inc.	15,200	998,944
American Campus Communities, Inc.	15,700	638,362
American Tower Corp.	209,135	15,302,408
AvalonBay Communities, Inc.	86,600	11,683,206
Boston Properties, Inc.	81,600	8,606,352
BRE Properties, Inc.	34,600	1,730,692
Brookfield Canada Office Properties (Canada)	35,900	890,588
Camden Property Trust	40,400	2,793,256
Canadian Real Estate Investment Trust (Canada)	10,700	443,078
CapitaCommercial Trust (Singapore)	159,000	183,423
CapitaMall Trust (Singapore)	450,000	706,146
CBL & Associates Properties, Inc.	31,100	666,162
CFS Retail Property Trust Group (Australia)	449,061	818,717
Charter Hall Retail (Australia)	214,951	749,690
DCT Industrial Trust, Inc.(a)	104,500	747,175
Derwent London PLC (United Kingdom)	15,558	543,825
Digital Realty Trust, Inc.(a)	4,700	286,700
Douglas Emmett, Inc.	77,300	1,928,635
Duke Realty Corp.	90,700	1,414,013
EastGroup Properties, Inc.	30,100	1,693,727
Equity One, Inc.	15,400	348,502
Equity Residential	46,500	2,699,790
Essex Property Trust, Inc.	13,100	2,081,852
Eurocommercial Properties NV (Netherlands)	7,953	291,925
Federal Realty Investment Trust	21,100	2,187,648
Frontier Real Estate Investment Corp. (Japan)	30	275,002
Gecina SA (France)	6,225	688,011
General Growth Properties, Inc.	324,400	6,445,828
GLP J-Reit (Japan)	394	384,862
Great Portland Estates PLC (United Kingdom)	41,757	337,005
Hammerson PLC (United Kingdom)	59,683	442,533
Hatteras Financial Corp.	16,400	404,096
Healthcare Realty Trust, Inc.	53,900	1,374,450

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Highwoods Properties, Inc.	23,500	$836,835
Host Hotels & Resorts, Inc.	64,100	1,081,367
Kilroy Realty Corp.	34,400	1,823,544
Kimco Realty Corp.(a)	100,800	2,160,144
Klepierre (France)	7,429	292,771
Land Securities Group PLC (United Kingdom)	37,379	502,031
LaSalle Hotel Properties	42,400	1,047,280
Macerich Co. (The)(a)	45,300	2,761,941
Mapletree Industrial Trust (Singapore)	656,000	681,736
Nippon Accommodations Fund, Inc. (Japan)	125	816,754
Nippon Prologis REIT, Inc. (Japan)	45	390,476
Pebblebrook Hotel Trust	20,000	517,000
Plum Creek Timber Co., Inc.(a)	24,400	1,138,748
Post Properties, Inc.	4,200	207,858
Potlatch Corp.	30,360	1,227,758
ProLogis, Inc.	81,400	3,070,408
PS Business Parks, Inc.	6,800	490,756
Public Storage	32,158	4,930,786
Redwood Trust, Inc.	21,600	367,200
Regency Centers Corp.	63,700	3,236,597
Shaftesbury PLC (United Kingdom)	76,541	693,516
Simon Property Group, Inc.	173,161	27,345,585
SL Green Realty Corp.	90,918	8,018,058
Stockland (Australia)	127,875	406,883
Taubman Centers, Inc.	14,300	1,074,645
Terreno Realty Corp.	12,600	233,478
Unibail-Rodamco SE (France)	31,309	7,291,991
Vornado Realty Trust	174,700	14,473,895
Weingarten Realty Investors	80,330	2,471,754
Westfield Retail Trust (Australia)	2,589,072	7,322,154
Weyerhaeuser Co.	247,346	7,046,888

		175,021,499

Restaurants — 0.3%
McDonald’s Corp.	101,800	10,078,200
Sonic Corp.*	108,525	1,580,124
Starbucks Corp.	291,100	19,064,139

		30,722,463

Retail — 0.3%
Costco Wholesale Corp.	152,700	16,884,039
DSW, Inc. (Class A Stock)	6,900	506,943
Five Below, Inc.*	18,700	687,412
Marks & Spencer Group PLC (United Kingdom)	920,562	6,023,485
Panera Bread Co. (Class A Stock)*(a)	21,100	3,923,334
Tractor Supply Co.	8,700	1,023,207

		29,048,420

Retail & Merchandising — 2.8%
Advance Auto Parts, Inc.	22,700	1,842,559
American Eagle Outfitters, Inc.	65,000	1,186,900
CarMax, Inc.*	423,100	19,530,296
Casey’s General Stores, Inc.	23,000	1,383,680
Chico’s FAS, Inc.	73,700	1,257,322
Chipotle Mexican Grill, Inc.*	24,700	8,999,445
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	174,599	15,397,588
CVS Caremark Corp.	228,876	13,087,130

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail & Merchandising (continued)
Dick’s Sporting Goods, Inc.(a)	34,100	$1,707,046
Dollar Tree, Inc.*	245,400	12,476,136
FamilyMart Co. Ltd. (Japan)	209,700	8,947,572
Hibbett Sports, Inc.*(a)	6,800	377,400
Home Depot, Inc. (The)	306,700	23,760,049
Kering (France)	59,403	12,087,685
Kingfisher PLC (United Kingdom)	1,844,751	9,618,249
Kohl’s Corp.	220,200	11,122,302
L Brands, Inc.	180,700	8,899,475
Lojas Renner SA (Brazil)	99,000	2,835,543
Lowe’s Cos., Inc.	187,700	7,676,930
Lululemon Athletica, Inc.*(a)	63,915	4,187,711
Macy’s, Inc.	192,500	9,240,000
Parkson Retail Group Ltd. (Cayman Islands)	4,377,500	1,800,006
PVH Corp.	34,701	4,339,360
Ross Stores, Inc.	161,900	10,492,739
Target Corp.	170,800	11,761,288
Tim Hortons, Inc. (Canada)	111,000	6,008,430
Wal-Mart Stores, Inc.	444,300	33,095,907
Zhongsheng Group Holdings Ltd. (Channel Islands)	2,953,500	3,242,354

		246,361,102

Semiconductors — 1.4%
Altera Corp.	339,500	11,200,105
Applied Materials, Inc.	461,600	6,882,456
ASML Holding NV (Netherlands)	88,599	6,994,036
Atmel Corp.*	713,300	5,242,755
Avago Technologies Ltd. (Singapore)	221,200	8,268,456
Broadcom Corp. (Class A Stock)	373,780	12,618,813
BTU International, Inc.*	6,300	15,120
Cree, Inc.*	34,500	2,203,170
Intel Corp.(a)	370,700	8,978,354
Intersil Corp. (Class A Stock)	99,100	774,962
Maxim Integrated Products, Inc.	45,200	1,255,656
ON Semiconductor Corp.*	223,810	1,808,385
QUALCOMM, Inc.	744,100	45,449,628
Semtech Corp.*	37,410	1,310,472
Supertex, Inc.	36,100	863,151
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,555,749	9,252,057
Tokyo Electron Ltd. (Japan)	96,200	4,863,825

		127,981,401

Software — 0.2%
Citrix Systems, Inc.*	114,900	6,931,917
Concur Technologies, Inc.*(a)	13,600	1,106,768
Fidelity National Information Services, Inc.	186,800	8,002,512
Fleetmatics Group PLC (Ireland)	15,800	525,034
Guidewire Software, Inc.*(a)	10,200	428,910
Nuance Communications, Inc.*	101,200	1,860,056
Proofpoint, Inc.*	24,000	581,520
salesforce.com, Inc.*(a)	36,900	1,408,842

		20,845,559

Telecommunications — 3.0%
Alcatel-Lucent (France)*	1,512,557	2,754,651
America Movil SAB de CV (Mexico) (Class L Stock), ADR	503,600	10,953,300
Aruba Networks, Inc.*(a)	92,280	1,417,421

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications (continued)
AT&T, Inc.	1,255,117	$44,431,142
Cisco Systems, Inc.	1,555,000	37,802,050
Crown Castle International Corp.*	191,200	13,840,968
Eutelsat Communications SA (France)	211,304	5,994,887
Finisar Corp.*(a)	125,637	2,129,547
Hutchison Telecommunications Hong Kong Holdings Ltd. (Cayman Islands)	2,157,000	1,137,198
Juniper Networks, Inc.*	266,300	5,142,253
Leap Wireless International, Inc.*(a)	149,800	1,008,154
Liberty Global PLC*	43,232	3,202,627
Motorola Solutions, Inc.	116,000	6,696,680
NII Holdings, Inc.*	67,000	446,890
Nippon Telegraph & Telephone Corp. (Japan)	243,200	12,675,801
Rignet, Inc.*	21,324	543,336
SBA Communications Corp. (Class A Stock)*	22,400	1,660,288
Softbank Corp. (Japan)	189,900	11,054,071
Telecom Italia SpA (Italy)	12,221,199	6,813,383
Telefonica SA (Spain)*	607,517	7,815,907
Telstra Corp. Ltd. (Australia)	1,250,590	5,436,926
Verizon Communications, Inc.	931,900	46,911,846
Vodafone Group PLC (United Kingdom), ADR	1,020,592	29,331,814
Ziggo NV (Netherlands)	113,648	4,564,898

		263,766,038

Tobacco — 0.5%
Alliance One International, Inc.*	213,900	812,820
Philip Morris International, Inc.	555,400	48,108,748

		48,921,568

Toys — 0.1%
Hasbro, Inc.(a)	133,100	5,966,873

Toys/Games/Hobbies
Mattel, Inc.	86,100	3,901,191

Transportation — 1.0%
A.P. Moller-Maersk A/S (Denmark) (Class B Stock)	1,243	8,891,942
Asciano Ltd. (Australia)	7,344	33,590
Central Japan Railway Co. (Japan)	123,800	15,088,748
Container Corp. of India (India)	1,112	20,183
CSX Corp.	429,800	9,967,062
East Japan Railway Co. (Japan)	1,600	124,532
Expeditors International of Washington, Inc.	50,900	1,934,709
FedEx Corp.	163,200	16,088,256
Globaltrans Investment PLC (Cyprus), GDR	6,689	91,472
Greenbrier Cos., Inc.*	30,500	743,285
Hutchison Port Holdings Trust (Singapore), UTS	110,000	80,850
J.B. Hunt Transport Services, Inc.	13,200	953,568
Knight Transportation, Inc.	56,000	941,920
Koninklijke Vopak NV (Netherlands)	2,277	134,396
Nippon Yusen Kabushiki Kaisha (Japan)	259,000	685,281
Toll Holdings Ltd. (Australia)	430,980	2,085,900
Union Pacific Corp.	128,100	19,763,268
United Parcel Service, Inc. (Class B Stock)	163,200	14,113,536
UTi Worldwide, Inc. (British Virgin Islands)	83,300	1,371,951

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation (continued)
West Japan Railway Co. (Japan)	2,000	$84,821

		93,199,270

Utilities — 0.8%
AES Corp. (The)	1,607,800	19,277,522
American Electric Power Co., Inc.	251,500	11,262,170
DTE Energy Co.	1,400	93,814
E.ON SE (Germany)	698,827	11,452,779
Entergy Corp.	230,400	16,054,272
FirstEnergy Corp.	147,308	5,500,481
Great Plains Energy, Inc.	53,000	1,194,620
OGE Energy Corp.	26,300	1,793,660
Southwest Gas Corp.	34,580	1,617,998
TECO Energy, Inc.(a)	181,500	3,119,985

		71,367,301

Water
Pennon Group PLC (United Kingdom)	8,097	79,355
Suez Environnement Co. (France)	8,866	114,588
United Utilities Group PLC (United Kingdom)	12,233	127,275

		321,218

TOTAL COMMON STOCKS (cost $4,951,645,162)		5,700,549,577

PREFERRED STOCKS — 0.2%
Aerospace & Defense
Rolls-Royce Holdings PLC (United Kingdom), (PRFC)*	82,915,868	126,112

Automobile Manufacturers — 0.2%
General Motors Co., Series B, (PRFC)	16,800	809,088
Volkswagen AG (Germany), (PRFC)	86,578	17,487,246

		18,296,334

Electric
Cia Energetica de Minas Gerais (Brazil) (PRFC)	8,351	74,140

Financial Services
Ally Financial, Inc., 7.000%	725	689,135

Metals & Mining
Arcelormittal (Luxembourg), 6.000%	28,952	543,429

TOTAL PREFERRED STOCKS (cost $15,910,549)		19,729,150

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.0%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A
4.060%	05/16/16	(g)	Aaa	$1,625	1,643,999
Series 2012-SN1, Class A4
0.700%	12/21/15		AAA(d)	2,340	2,335,704
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19		AAA(d)	3,765	3,687,569
American Express Credit Account Master Trust,
Series 2012-5, Class C, 144A
1.070%	05/15/18	(g)	AA(d)	700	703,445

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust,
Series 2010-2, Class B
2.730%	03/09/15		Aaa	$12	$11,769
Series 2012-1, Class A3
1.230%	09/08/16		Aaa	550	551,838
Series 2012-5, Class C
1.690%	11/08/18		A+(d)	710	694,822
Americredit Automobile Receivables Trust 2013-2,
Series 2013-2, Class D
2.420%	05/08/19		BBB+(d)	5,835	5,686,371
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	(g)	Aaa	3,415	3,335,519
Cabela’s Master Credit Card Trust,
Series 2012-1A, Class A1, 144A
1.630%	02/18/20	(g)	AAA(d)	2,438	2,441,306
Capital Auto Receivables Asset Trust,
Series 2013-1, Class B
1.290%	04/20/18		Aa1	230	227,728
Series 2013-1, Class C
1.740%	10/22/18		A1	240	235,705
CarMax Auto Owner Trust,
Series 2009-2, Class B
4.650%	08/17/15		AA+(d)	1,335	1,363,044
Series 2012-1, Class A4
1.250%	06/15/17		AAA(d)	1,565	1,577,035
Series 2012-3, Class D
2.290%	04/15/19		Baa1	995	993,827
Carmax Auto Owner Trust,
Series 2013-2, Class C
1.610%	03/15/19		A(d)	1,225	1,196,554
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.630%	09/15/15		Aaa	41	41,087
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31		B2	23	19,423
CIT Equipment Collateral,
Series 2012-VT1, Class A3, 144A
1.100%	08/22/16	(g)	Aaa	1,210	1,211,619
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2, 144A
4.474%	03/20/43	(g)	BBB-(d)	3,885	4,027,176
CNH Equipment Trust,
Series 2010-C, Class A4
1.750%	05/16/16		Aaa	1,900	1,918,637
Series 2012-D, Class B
1.270%	05/15/20		A2	2,075	2,052,766
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.798%(c)	01/25/34		Caa3	742	594,419
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	(g)	Baa1	4,739	5,059,601
Ford Credit Auto Lease Trust,
Series 2012-B, Class B, 144A
1.100%	12/15/15	(g)	Aa2	505	505,251
Series 2012-B, Class C, 144A
1.500%	03/15/17	(g)	A2	625	625,781

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust,
Series 2009-D, Class D, 144A
8.140%	02/15/16	(g)	Aaa	$400	$411,181
Series 2013-B, Class C
1.320%	01/15/19		Aa3	2,670	2,612,635
Ford Credit Floorplan Master Owner Trust,
Series 2012-2, Class A
1.920%	01/15/19		Aaa	1,945	1,977,139
Series 2012-5, Class A
1.490%	09/15/19		Aaa	3,695	3,632,802
Series 2013-1, Class C
1.370%	01/15/18		Aa2	880	872,446
Series 2013-1, Class D
1.820%	01/15/18		A1	380	376,791
GE Capital Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22		Aaa	2,515	2,502,201
Series 2012-6, Class B
1.830%	08/17/20		AA-(d)	4,900	4,872,480
GSAA Home Equity Trust,
Series 2005-MTR1, Class A4
0.563%(c)	10/25/35		B3	2,590	2,338,053
GSAA Trust,
Series 2005-8, Class A3
0.623%(c)	06/25/35		B3	4,710	4,292,152
Huntington Auto Trust,
Series 2011-1A, Class B, 144A
1.840%	01/17/17	(g)	Aaa	120	121,593
Series 2011-1A, Class C, 144A
2.530%	03/15/17	(g)	Aaa	575	585,291
Series 2012-1, Class A4
1.180%	06/15/17		Aaa	2,465	2,478,666
Hyundai Auto Receivables Trust,
Series 2012-A, Class A4
0.950%	12/15/16		Aaa	2,425	2,435,993
Mercedes-Benz Auto Lease Trust 2013-A,
Series 2013-A, Class A4
0.720%	12/17/18		AAA(d)	1,915	1,911,082
Nordstrom Credit Card Master Note Trust II,
Series 2011-1A, Class A, 144A
2.280%	11/15/19	(g)	Aaa	3,890	3,970,830
Sierra Receivables Funding Co. LLC,
Series 2013-1A, Class A, 144A
1.590%	11/20/29	(g)	A(d)	2,088	2,074,743
SMART Trust (Australia),
Series 2012-2USA, Class A4A, 144A
2.060%	03/14/18	(g)	Aaa	1,205	1,225,826
Series 2012-4US, Class A4A
1.250%	08/14/18		Aaa	995	983,709
Series 2013-1US, Class A4A
1.050%	10/14/18		Aaa	490	484,006
SMART Trust/Australia (Australia),
Series 2013-2US, Class A4A
1.180%	02/14/19		Aaa	660	651,816
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%	08/25/36		A1	361	374,600
Wheels SPV LLC,
Series 2012-1, Class A3, 144A
1.530%	03/20/21	(g)	AAA(d)	625	629,703

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust,
Series 2011-B, Class A3
0.960%	08/15/16		Aaa	$2,005	$2,009,401
Series 2012-A, Class B
1.490%	05/15/19		A1	2,415	2,414,750

TOTAL ASSET-BACKED SECURITIES (cost $88,963,187)					88,981,884

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Banc of America Commercial Mortgage Trust,
Series 2007-4, Class AM
6.002%	02/10/51		BB+(d)	2,600	2,812,870
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501%	07/10/43		Aaa	82	81,653
Series 2007-1, Class AAB
5.422%	01/15/49		Aaa	2,170	2,239,109
Series 2007-4, Class A4
5.935%(c)	02/10/51		A+(d)	720	812,840
Series 2007-5, Class A4
5.492%	02/10/51		BBB+(d)	5,363	5,980,822
Series 2008-1, Class A4
6.395%(c)	02/10/51		Aaa	5,765	6,606,015
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804%	09/11/42		Aaa	135	137,522
Series 2006-PW12, Class A4
5.902%(c)	09/11/38		Aaa	300	331,160
Series 2007-PW17, Class A4
5.694%(c)	06/11/50		AA+(d)	5,370	6,074,549
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46		Aaa	4,480	4,942,430
Series 2007-C9, Class A4
5.993%(c)	12/10/49		Aaa	3,985	4,518,265
Series 2008-C1, Class A3
6.253%	02/15/41		A(d)	1,000	1,140,402
Series 2012-CR3, Class A3
2.822%	11/15/45		Aaa	950	882,201
FREMF Mortgage Trust,
Series 2012-K22, Class B
3.687%(c)	08/25/45	(g)	A+(d)	1,235	1,084,662
Series 2012-K23, Class B
3.656%(c)	10/25/45	(g)	NR	2,475	2,167,912
Series 2012-K711, Class B
3.563%(c)	08/25/45	(g)	NR	2,105	2,016,419
Series 2013-K24, Class B
3.502%	11/25/45	(g)	A2	900	800,507
Series 2013-K27, Class B
3.616%	01/25/46	(g)	NR	1,810	1,594,558
Series 2013-K713, Class B
3.165%	04/25/20	(g)	NR	2,700	2,472,725
FREMF Mortgage Trust, 144A,
Series 2013-K26, Class N
3.723%	12/25/40	(g)	NR	1,880	1,679,481
Series 2013-K28, Class B
3.494%	02/25/23	(g)	NR	2,405	2,099,345

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-K7, Class 12B
3.367%	05/25/45	(g)	NR	$910	$835,899
Government National Mortgage Association,
Series 2013-24, Class OI
4.000%	02/20/43	(g)	NR	2,550	541,809
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42		Aaa	181	180,776
Series 2005-GG3, Class AAB
4.619%	08/10/42		Aaa	32	32,301
Series 2006-GG7, Class A4
6.056%(c)	07/10/38		Aaa	1,775	1,967,504
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38		AAA(d)	1,815	1,976,936
Series 2012-GCJ9, Class A3
2.773%	11/10/45		Aaa	1,910	1,753,350
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42		Aaa	108	110,654
Series 2006-CB15, Class A4
5.814%(c)	06/12/43		Aaa	1,450	1,592,497
Series 2006-LDP9, Class A3
5.336%	05/15/47		Aa3	4,630	5,099,482
Series 2007-C1, Class A4
5.716%	02/15/51		Aa2	2,945	3,288,849
Series 2007-CB18, Class A4
5.440%	06/12/47		Aaa	6,560	7,268,113
Series 2007-CB19, Class A4
5.901%(c)	02/12/49		Aa2	580	650,332
Series 2007-CB20, Class A4
5.794%(c)	02/12/51		Aaa	1,685	1,917,737
Series 2007-LD12, Class A4
5.882%(c)	02/15/51		Aaa	5,038	5,681,307
Series 2012-C8, Class A3
2.829%	10/15/45		AAA(d)	2,455	2,291,198
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB19, Class AM
5.901%	02/12/49		Baa3	2,190	2,373,121
Series 2007-LD12, Class AM
6.197%	02/15/51		Baa1	2,845	3,079,121
Series 2013-LC11, Class A5
2.960%	04/15/46		Aaa	2,530	2,356,854
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.866%(c)	06/15/38		Aaa	2,425	2,691,515
Series 2006-C7, Class A3
5.347%	11/15/38		AAA(d)	861	952,215
Series 2007-C2, Class A3
5.430%	02/15/40		A-(d)	260	285,187
Series 2008-C1, Class AM
6.320%(c)	04/15/41		Baa1	370	413,499
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%(c)	08/12/43		A2	1,310	1,412,337
Series 2007-C1, Class A4
6.038%(c)	06/12/50		BBB+(d)	2,580	2,896,563

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2008-C1, Class A4
5.690%	02/12/51		Aaa	$8,072	$9,124,683
Sequoia Mortgage Trust,
Series 2013-6, Class A1
2.500%	05/25/43		Aaa	3,382	3,125,069
Series 2013-7, Class A2
3.000%	06/25/43		AAA(d)	1,622	1,531,010
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45		Aaa	2,108	2,303,291
Series 2007-C34, Class A3
5.678%	05/15/46		Aaa	3,430	3,847,753
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45		Aaa	3,150	3,071,376

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $127,068,861)					125,127,785

CORPORATE OBLIGATIONS — 12.0%
Advertising — 0.2%
Griffey Intermediate, Inc./Griffey Finance Sub LLC,
Sr. Notes, 144A
7.000%	10/15/20	(a)	Caa1	850	820,250
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17		Baa3	705	685,115
3.750%	02/15/23		Baa3	1,225	1,137,631
4.000%	03/15/22		Baa3	2,345	2,248,461
10.000%	07/15/17		Baa3	1,885	1,984,339
inVentiv Health, Inc.,
Gtd. Notes, 144A
10.750%	08/15/18		Caa2	375	311,250
11.000%	08/15/18		Caa2	250	207,500
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23		B1	200	192,000
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22		Baa1	2,010	1,938,607
4.450%	08/15/20		Baa1	2,515	2,613,108
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22		Baa2	1,810	1,707,784
4.750%	11/21/21	(a)	Baa2	1,320	1,365,306

					15,211,351

Aerospace & Defense
Ducommun, Inc.,
Gtd. Notes
9.750%	07/15/18		B3	525	573,563
Embraer SA (Brazil),
Sr. Unsec’d. Notes
5.150%	06/15/22		Baa3	240	240,600
Esterline Technologies Corp.,
Gtd. Notes
7.000%	08/01/20		Ba2	125	134,063

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Aerospace & Defense (continued)
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17		B3	$500	$535,000
Meccanica Holdings USA, Inc.,
Gtd. Notes, 144A
6.250%	07/15/19		Baa3	625	641,601
Moog, Inc.,
Sr. Sub. Notes
7.250%	06/15/18		Ba3	75	77,625
Silver II Borrower/Silver II US Holdings LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20		Caa1	375	376,875
Spirit Aerosystems, Inc.,
Gtd. Notes
7.500%	10/01/17		Ba3	75	78,375
Transdigm, Inc.,
Gtd. Notes
7.750%	12/15/18	(a)	Caa1	445	468,363

					3,126,065

Agriculture
Mriya Agro Holding PLC (Cyprus),
Sr. Unsec’d. Notes, 144A
9.450%	04/19/18		B(d)	900	810,451

Airlines — 0.2%
American Airlines 2013-1 Class A Pass-Through Trust,
Equipment Trust, 144A
4.000%	07/15/25		BBB-(d)	2,950	2,802,500
American Airlines 2013-1 Class B Pass-Through Trust,
Equipment Trust, 144A
5.625%	01/15/21		B+(d)	140	137,900
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	07/08/16		Baa2	349	399,207
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	11/10/19		Baa2	239	279,901
Continental Airlines 2009-2 Class B Pass-Through Trust,
Pass-Through Certificates
9.250%	05/10/17	(g)	Ba2	17	18,433
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	01/12/21	(a)	Baa2	254	268,475
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	04/11/24	(a)	Baa2	865	847,700
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	05/23/19	(a)	Baa1	382	405,781
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	04/15/19		Baa1	149	159,847
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17		Baa3	1,880	2,026,764
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15		Ba2	1,150	1,181,625

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Airlines (continued)
United Continental Holdings, Inc.,
Gtd. Notes
6.375%	06/01/18	(a)	B2		$575	$564,938
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	06/03/25		Ba1		130	128,050
US Airways 2012-2 Class B Pass-Through Trust,
Pass-Through Certificates
6.750%	06/03/21		B1		60	62,400
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25		Ba1		2,175	2,093,438
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	(a)	Caa2		1,050	992,250

						12,369,209

Apparel
SIWF Merger Sub, Inc./Springs Industries, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	06/01/21		B2		300	294,000

Auto Manufacturers
Fiat Industrial Finance Europe SA (Luxembourg),
Gtd. Notes, MTN
6.250%	03/09/18		Ba2	EUR	575	813,170

Auto Parts & Equipment
Gajah Tunggal Tbk PT (Indonesia),
Sr. Sec’d. Notes
7.750%	02/06/18		B2		750	744,375
Schaeffler Finance Bv (Netherlands),
Sr. Sec’d. Notes, 144A
4.750%	05/15/21	(a)	Ba3		475	451,250

						1,195,625

Automobile Manufacturers — 0.1%
Automotores Gildemeister SA (Chile),
Gtd. Notes, 144A
6.750%	01/15/23		Ba2		190	161,500
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	(a)	B1		1,000	1,091,250
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	02/01/23	(a)	Ba3		975	945,750
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	(a)	B3		300	294,750
Nissan Motor Acceptance Corp.,
Unsec’d. Notes, 144A
1.800%	03/15/18	(g)	A3		2,995	2,925,211
Oshkosh Corp.,
Gtd. Notes
8.250%	03/01/17		B1		675	718,875
8.500%	03/01/20		B1		650	702,813

						6,840,149

Automobiles
Penske Automotive Group, Inc.,
Gtd. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Automobiles (continued)
5.750%	10/01/22		B2	$825	$841,500

Automotive Parts — 0.1%
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19	(a)	B3	550	581,625
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	(a)	B2	150	152,437
6.625%	10/15/22	(a)	B2	625	634,375
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23		Ba1	650	667,875
5.875%	05/15/19		Ba1	250	265,625
6.125%	05/15/21		Ba1	300	327,000
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21	(a)	B1	625	635,937
8.250%	08/15/20		B1	350	383,250
8.750%	08/15/20		B1	125	145,625
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22	(a)	Baa3	1,995	1,966,336
4.875%	01/14/21	(a)	Baa3	1,870	1,990,968
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.500%	04/15/16		B3	625	618,750
Sonic Automotive, Inc.,
Gtd. Notes
7.000%	07/15/22		B3	250	272,500
TRW Automotive, Inc.,
Gtd. Notes, 144A
4.500%	03/01/21		Ba2	350	349,125

					8,991,428

Automotive Parts & Equipment
Affinia Group, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	05/01/21		Caa2	125	125,937
Gestamp Funding Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.625%	05/31/20		B1	575	546,250

					672,187

Banks
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.500%	12/31/49	(a)	Baa1	2,080	1,955,200
BBVA Banco Continental SA (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18		BBB(d)	535	520,287

					2,475,487

Beverages
Coca-Cola Femsa SAB de CV (Mexico),
Sr. Unsec’d. Notes
4.625%	02/15/20		A2	1,060	1,142,302
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22		Ba1	475	509,437

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Beverages (continued)
Corp. Lindley SA (Peru),
Sr. Unsec’d. Notes, 144A
6.750%	11/23/21		BB+(d)	$145	$157,687
Cott Beverages, Inc.,
Gtd. Notes
8.125%	09/01/18		B3	425	457,937
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	04/01/23	(a)(g)	Baa1	1,240	1,136,826

					3,404,189

Biotechnology — 0.1%
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes
8.000%	09/15/16		Ba2	125	130,808
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	(a)	Baa2	3,960	3,755,743
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/16		Baa3	755	785,797

					4,672,348

Broadcasting — 0.1%
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
7.625%	03/15/20	(a)	B3	650	672,750
7.625%	03/15/20	(a)	B3	125	128,750
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22	(g)	Baa2	2,850	2,681,354
8.375%	03/01/39	(g)	Baa2	1,180	1,599,314
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
Sec’d. Notes
8.875%	04/15/17		B3	925	989,750
Sinclair Television Group, Inc.,
Sr. Unsec’d. Notes
6.125%	10/01/22		B1	550	550,000

					6,621,918

Building Materials — 0.2%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17		B2	175	185,500
Associated Materials LLC/AMH New Finance, Inc.,
Sr. Sec’d. Notes
9.125%	11/01/17	(a)	Caa1	925	971,250
Sr. Sec’d. Notes, 144A
9.125%	11/01/17		Caa1	250	262,500
Boise Cascade Co.,
Gtd. Notes
6.375%	11/01/20		B2	375	379,687
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21		Caa2	475	459,563
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21		Ba3	650	690,625

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Building Materials (continued)
Cemex Espana Luxembourg (Spain),
Notes
9.875%	04/30/19		B(d)	$250	$270,000
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22		B(d)	2,150	2,343,500
9.500%	12/14/16		B(d)	200	211,500
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.283%(c)	09/30/15		B(d)	375	384,844
5.875%	03/25/19		B(d)	1,600	1,552,000
9.000%	01/11/18		B(d)	775	813,750
China Shanshui Cement Group Ltd. (Cayman Islands),
Gtd. Notes
8.500%	05/25/16		BB-(d)	600	600,000
Gtd. Notes, 144A
8.500%	05/25/16		BB-(d)	550	550,000
10.500%	04/27/17		BB-(d)	294	307,230
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.125%	02/08/20		B(d)	560	577,344
Holcim US Finance Sarl & Cie SCS (Luxembourg),
Gtd. Notes, 144A
6.000%	12/30/19	(a)(g)	Baa2	1,432	1,598,928
Interline Brands, Inc.,
Sr. Unsec’d. Notes
10.000%	11/15/18		Caa2	225	241,875
Masco Corp.,
Sr. Unsec’d. Notes
5.850%	03/15/17		Ba3	325	342,875
6.125%	10/03/16		Ba3	175	189,000
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21	(a)	Caa1	700	749,000
10.000%	12/01/18		Caa1	400	434,000
Owens Corning,
Gtd. Notes
4.200%	12/15/22		Ba1	2,440	2,364,328
9.000%	06/15/19		Ba1	425	521,789
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
9.500%	12/15/19		Ba2	125	135,000
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20		Caa2	175	188,563
USG Corp.,
Gtd. Notes, 144A
8.375%	10/15/18		B2	50	54,125
9.750%	08/01/14		B2	175	183,750
Sr. Unsec’d. Notes
9.750%	01/15/18		Caa2	525	595,875
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	(a)	Ba3	425	476,000

					18,634,401

Cable Television — 0.1%
Belo Corp.,
Gtd. Notes

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Cable Television (continued)
8.000%	11/15/16		Ba1		$350	$371,000
Coleman Cable, Inc.,
Gtd. Notes
9.000%	02/15/18		B3		175	185,500
Unitymedia GmbH (Germany),
Sr. Sec’d. Notes, 144A
9.500%	03/15/21		B3	EUR	525	758,532
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/22	(a)	B2		475	498,750
6.875%	05/15/19		B2		275	288,750
7.875%	11/01/20		B2		1,825	1,975,563

						4,078,095

Chemicals — 0.2%
Ashland, Inc.,
Gtd. Notes, 144A
4.750%	08/15/22		Ba1		425	420,750
Sr. Unsec’d. Notes, 144A
3.875%	04/15/18		Ba1		225	222,750
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22		Ba2		1,025	1,005,781
Ciech Group Financing AB (Poland),
Sr. Sec’d. Notes, 144A
9.500%	11/30/19		B2	EUR	425	589,156
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20		Baa2		490	516,001
8.550%	05/15/19		Baa2		1,500	1,913,814
Eagle Spinco, Inc.,
Gtd. Notes, 144A
4.625%	02/15/21		Ba3		525	504,000
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
5.125%	12/12/17		BB(d)		780	780,267
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.000%	11/15/20	(a)	CCC+(d)		210	200,550
Sr. Sec’d. Notes
8.875%	02/01/18	(a)	B3		425	433,500
Sr. Sec’d. Notes, 144A
6.625%	04/15/20		B1		500	498,750
8.875%	02/01/18		B3		425	433,500
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		B1		250	246,875
8.625%	03/15/20		B2		75	81,563
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19		B1		575	628,187
Ineos Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
6.125%	08/15/18		Caa1		350	334,250
Momentive Performance Materials, Inc.,
Sec’d. Notes
9.000%	01/15/21	(a)	Caa1		425	364,437
Sr. Sec’d. Notes
8.875%	10/15/20		B1		250	261,250

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Chemicals (continued)
Petrologistics LP/Petrologistics Finance Corp.,
Gtd. Notes, 144A
6.250%	04/01/20		B2		$325	$318,500
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20		Ba3		575	621,000
Sr. Unsec’d. Notes, 144A
5.250%	03/15/23	(a)	Ba3		425	418,625
PQ Corp.,
Sec’d. Notes, 144A
8.750%	05/01/18	(a)	Caa1		850	871,250
PTT Global Chemical PCL (Thailand),
Sr. Unsec’d. Notes, 144A
4.250%	09/19/22		Baa2		380	359,679
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20		Ba2		550	552,750
Tronox Finance LLC,
Gtd. Notes, 144A
6.375%	08/15/20		B2		450	424,125
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.375%	05/01/21	(a)	Caa1		250	255,000
US Coatings Acquisition, Inc./Flash Dutch 2 BV,
Sr. Sec’d. Notes, 144A
5.750%	02/01/21		B1	EUR	100	130,164
Yasar Holdings SA Via Willow No 2 (Luxembourg),
Sr. Unsec’d. Notes
9.625%	10/07/15		B2		950	969,237

						14,355,711

Clothing & Apparel
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20		Ba3		1,050	1,119,563
8.000%	12/15/16		Ba3		50	53,125
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22		B1		450	488,250
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
6.125%	10/15/20		B2		175	180,688

						1,841,626

Coal
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes, 144A
6.500%	05/15/21		B2		950	914,375

Commercial Banks — 1.6%
Akbank TAS (Turkey),
Sr. Unsec’d. Notes
5.125%	07/22/15		Baa2		100	103,000
6.500%	03/09/18		Baa2		500	535,000
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	(a)	B1		425	511,063
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.125%	05/16/16		Baa1		1,000	1,030,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Commercial Banks (continued)
Banco de Bogota SA (Colombia),
Sub. Notes, 144A
5.375%	02/19/23		Baa3	$425	$400,148
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	09/16/20		Baa2	810	828,225
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	02/08/22		Aa3	300	288,434
Banco do Estado do Rio Grande do Sul SA (Brazil),
Sub. Notes
7.375%	02/02/22		Ba1	200	205,750
Sub. Notes, 144A
7.375%	02/02/22		Ba1	820	833,395
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		Aa3	1,700	1,580,522
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17	(a)	Baa2	3,955	4,142,202
5.650%	05/01/18		Baa2	3,700	4,110,633
6.500%	08/01/16		Baa2	3,195	3,602,190
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18	(a)	Baa2	9,245	8,954,836
Bank of Georgia JSC (Russia),
Sr. Unsec’d. Notes, 144A
7.750%	07/05/17		Ba3	900	927,336
BBVA Banco Continental SA (Peru),
Sr. Unsec’d. Notes, 144A
2.250%	07/29/16		BBB(d)	410	397,700
BBVA Bancomer SA/Texas (Mexico),
Sub. Notes
6.500%	03/10/21		Baa2	750	787,500
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13	(g)	A2	985	987,468
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/17	(a)	Ba3	650	653,250
5.000%	08/15/22	(a)	Ba3	650	645,125
5.250%	03/15/18	(a)	Ba3	825	847,687
5.375%	05/15/20	(a)	Ba3	2,675	2,738,531
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		Ba3	1,550	1,600,375
6.625%	04/01/18	(a)	Ba3	950	1,026,000
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.125%	05/15/18	(a)	Baa2	2,335	2,672,963
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17	(g)	A1	3,300	3,416,563
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.500%	03/15/22		Baa1	735	728,536
3.625%	01/25/16		Baa1	530	559,503
Sub. Notes
8.250%	03/01/38		Baa2	215	272,649

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Commercial Banks (continued)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18	(a)	A3	$7,030	$6,902,279
3.625%	01/22/23	(a)	A3	3,885	3,717,063
5.750%	01/24/22		A3	3,850	4,246,600
6.150%	04/01/18	(a)	A3	1,460	1,645,186
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19		A3	2,570	3,052,065
GTB Finance B.V. (Netherlands),
Gtd. Notes, 144A
7.500%	05/19/16		BB-(d)	400	412,000
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
7.250%	05/03/17		Ba3	400	412,000
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.100%	04/05/21		Aa3	2,680	2,944,409
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes
3.125%	01/15/16	(a)	Baa2	3,560	3,500,398
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.000%	08/15/17		A2	1,925	1,917,731
4.500%	01/24/22		A2	12,660	13,256,565
Sub. Notes
3.375%	05/01/23	(a)	A3	2,490	2,318,588
KFW (Germany),
Gov’t. Gtd. Notes, MTN
0.500%	04/19/16	(a)	Aaa	3,971	3,939,895
Morgan Stanley,
Sr. Unsec’d. Notes
2.125%	04/25/18		Baa1	5,900	5,646,483
3.750%	02/25/23	(a)	Baa1	15,120	14,458,999
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21		Baa1	1,790	1,911,412
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17	(a)(g)	Aa3	3,910	4,023,703
Sub. Notes, 144A
4.875%	05/13/21	(g)	Baa1	3,065	3,145,303
PNC Funding Corp.,
Bank Gtd. Notes
3.300%	03/08/22		A3	2,705	2,600,214
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21		Ba3	600	598,500
Sr. Notes, 144A
10.125%	02/15/19		Ba3	200	221,000
Regions Bank,
Sub. Notes
7.500%	05/15/18		Ba1	250	291,602
Royal Bank of Scotland PLC (The) (United Kingdom),
Sr. Unsec’d. Notes
2.550%	09/18/15		Baa1	1,210	1,230,278
Sberbank of Russia Via SB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.125%	02/07/22		A3	250	260,925
Sub. Notes
5.125%	10/29/22		Baa1	300	281,250

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Commercial Banks (continued)
Sub. Notes, 144A
5.125%	10/29/22		Baa3	$200	$187,500
Scotiabank Peru SA (Peru),
Sub. Notes, 144A
4.500%(c)	12/13/27		Baa3	650	583,105
State Street Corp.,
Sub. Notes
3.100%	05/15/23	(a)	A2	2,340	2,191,810
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/16		Baa1	1,540	1,630,226
Synovus Financial Corp.,
Sr. Unsec’d. Notes
7.875%	02/15/19		B2	800	886,000
Sub. Notes
5.125%	06/15/17		B3	1,025	1,007,063
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	04/20/21		Baa2	1,300	1,345,500
Turkiye Halk Bankasi A/S (Turkey),
Sr. Unsec’d. Notes
3.875%	02/05/20		Baa2	300	270,000
Sr. Unsec’d. Notes, 144A
3.875%	02/05/20		Baa2	400	360,000
4.875%	07/19/17		Baa2	685	685,000
U.S. Bancorp,
Jr. Sub. Notes
3.442%	02/01/16		A3	1,530	1,603,879
Sub. Notes, MTN
2.950%	07/15/22		A2	895	830,245
UniCredit SpA (Italy),
Sub. Notes
6.375%	05/02/23		Baa2	425	415,437
VTB Bank OJSC Via VTB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.551%	10/13/20		Baa1	700	724,500
Sub. Notes, 144A
6.950%	10/17/22		Ba1	400	406,000
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, MTN
1.600%	01/12/18	(a)	Aa2	3,720	3,652,333

					145,099,630

Commercial Services — 0.1%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.250%	12/01/17		NR	500	515,000
6.375%	04/01/20		NR	500	515,000
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22		B2	225	234,563
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19	(a)	B1	250	277,813
CoreLogic, Inc.,
Gtd. Notes
7.250%	06/01/21		Ba3	675	718,875
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Commercial Services (continued)
6.850%	07/02/37	Baa3		$750	$774,375
Sr. Unsec’d. Notes, 144A
6.850%	07/02/37	Baa3		320	330,400
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20(a)	Ba2		650	684,125
Gtd. Notes, 144A
6.000%	11/15/22	Ba2		25	25,313
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	B3		275	286,687
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	B2		450	463,500
6.250%	10/15/22(a)	B2		150	156,563
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	B1		300	281,250
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17	Caa1		175	182,875
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19	B3		525	580,125
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19	Caa1		1,350	1,444,500
Lender Processing Services, Inc.,
Gtd. Notes
5.750%	04/15/23	Ba2		550	584,375
Red De Carreteras De Occidente Sapib De CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	06/10/28	BBB(d)	MXN	4,240	307,832
RKI Finance 2010 Ltd. (British Virgin Islands),
Gtd. Notes, MTN
9.500%	09/21/15	B1		300	307,569
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18	B3		250	245,000
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21	B1		350	400,750
ServiceMaster Co.,
Gtd. Notes
8.000%	02/15/20	B3		175	174,563
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	06/15/18	Caa1		225	238,219
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23(a)	B3		300	298,500
Sec’d. Notes
5.750%	07/15/18	Ba3		525	551,250
Verisk Analytics, Inc.,
Gtd. Notes
5.800%	05/01/21	Ba1		710	783,666
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	09/01/18	B2		EUR 575	804,578

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Commercial Services (continued)

				$12,167,266

Communications Equipment
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	Aa1	$3,400	3,153,378

Computer Hardware
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.000%	09/15/16	Baa1	1,905	1,956,309

Computer Services & Software — 0.1%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes
5.200%	06/01/15	BBB-(d)	390	413,565
First Data Corp.,
Gtd. Notes
12.625%	01/15/21(a)	Caa1	1,575	1,665,563
Sr. Sec’d. Notes, 144A
6.750%	11/01/20(a)	B1	1,825	1,856,937
7.375%	06/15/19	B1	200	205,500
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	Baa2	580	604,799
3.500%	10/01/22	Baa2	1,330	1,264,116
iGate Corp.,
Gtd. Notes
9.000%	05/01/16(a)	B2	1,250	1,300,000
NCR Corp.,
Gtd. Notes
5.000%	07/15/22	Ba3	1,375	1,326,875
Seagate HDD Cayman (Cayman Islands),
Gtd. Notes
6.875%	05/01/20	Ba1	275	291,500
Seagate Technology HDD Holdings (Cayman Islands),
Gtd. Notes
6.800%	10/01/16	Ba1	4	4,430
SunGard Data Systems, Inc.,
Gtd. Notes, 144A
6.625%	11/01/19	Caa1	425	427,125

				9,360,410

Computers
NCR Corp.,
Gtd. Notes
4.625%	02/15/21	Ba3	475	453,625

Consumer Products & Services — 0.2%
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20	Baa2	2,935	2,967,446
5.000%	03/15/23	Baa2	3,070	3,051,540
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	B2	700	708,750
Controladora Mabe SA de CV (Mexico),
Gtd. Notes
7.875%	10/28/19	BB+(d)	200	214,000
Gtd. Notes, 144A
7.875%	10/28/19	BB+(d)	1,050	1,123,500

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Consumer Products & Services (continued)
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
2.050%	12/01/17		Baa3		$3,920	$3,841,467
Prestige Brands, Inc.,
Gtd. Notes
8.125%	02/01/20		B3		200	218,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.875%	08/15/19		Caa2		375	401,250
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	B1		200	201,500
7.125%	04/15/19		B1		100	105,625
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.250%	01/15/18		B1		75	78,750
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.375%	11/15/20	(a)	B3		200	209,500
6.625%	11/15/22		B3		175	183,313
Sun Products Corp. (The),
Sr. Unsec’d. Notes, 144A
7.750%	03/15/21		Caa1		425	421,813

						13,726,954

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19		B3		650	699,563
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.250%	10/15/20		B3	EUR	775	1,056,690
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	(a)	B3		425	409,594
Ball Corp.,
Gtd. Notes
7.375%	09/01/19		Ba1		75	81,000
BWAY Holding Co.,
Gtd. Notes
10.000%	06/15/18		Caa1		475	520,125
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23		Ba2		350	329,875
Exopack Holding Corp.,
Gtd. Notes
10.000%	06/01/18		Caa2		275	278,437
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		Ba3		325	314,437
7.875%	10/01/18		Ba3		200	216,000
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19		Ba2		25	28,625
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16		Ba3		100	111,500
Plastipak Holdings, Inc.,
Sr. Notes, 144A
10.625%	08/15/19		Caa1		175	192,500

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Containers & Packaging (continued)
Rock-Tenn Co.,
Gtd. Notes
3.500%	03/01/20		Ba1	$265	$259,308
4.000%	03/01/23		Ba1	1,400	1,348,953
4.450%	03/01/19		Ba1	110	116,464
4.900%	03/01/22		Ba1	70	72,147
Sealed Air Corp.,
Sr. Notes, 144A
5.250%	04/01/23		B1	600	583,500
Tekni-Plex, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	06/01/19		B3	336	357,000

					6,975,718

Distribution/Wholesale
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/21		B3	275	270,187
LKQ Corp.,
Gtd. Notes, 144A
4.750%	05/15/23		Ba3	250	238,750

					508,937

Diversified Financial Services — 0.3%
AerCap Aviation Solutions BV (Netherlands),
Gtd. Notes
6.375%	05/30/17		BB+(d)	450	472,500
Air Lease Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/16	(a)	NR	400	402,000
6.125%	04/01/17		NR	700	724,500
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.250%	12/01/19	(a)	Ba3	600	623,250
6.750%	04/15/17		Ba3	75	78,750
7.625%	04/15/20		Ba3	700	770,000
9.750%	08/01/18	(a)	Ba3	525	574,875
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.,
Gtd. Notes, 144A
8.375%	02/15/18		Caa1	350	364,000
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18		B1	500	502,500
CNH Capital LLC,
Gtd. Notes, 144A
3.625%	04/15/18		Ba2	425	404,813
Discover Financial Services,
Sr. Unsec’d. Notes
10.250%	07/15/19		Ba1	400	507,902
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.375%	11/15/19		B2	1,050	1,065,750
6.750%	06/01/16		B2	225	231,187
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14	(g)	Baa1	430	433,220
3.300%	10/15/22	(a)(g)	Baa1	670	635,989
5.250%	10/01/20	(g)	Baa1	550	608,191

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Diversified Financial Services (continued)
General Motors Financial Co., Inc.,
Gtd. Notes
6.750%	06/01/18		Ba3		$425	$462,187
Gtd. Notes, 144A
4.750%	08/15/17		Ba3		700	717,500
Sr. Unsec’d. Notes, 144A
3.250%	05/15/18	(a)	Ba3		375	364,687
4.250%	05/15/23	(a)	Ba3		625	582,031
Howes Capital Ltd. (British Virgin Islands),
Gtd. Notes
4.750%	04/10/17		NR		500	515,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18		Ba3		1,200	1,260,000
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17		Caa1		325	327,437
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.875%	04/01/15		Ba3		375	381,094
5.750%	05/15/16		Ba3		575	590,890
8.875%	09/01/17		Ba3		50	56,375
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13		Ba3		1,100	1,115,125
Invesco Finance PLC (United Kingdom),
Gtd. Notes
3.125%	11/30/22		A3		980	914,153
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15	(a)	Baa3		2,300	2,380,500
8.500%	07/15/19	(a)	Baa3		945	1,138,725
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20		B2		650	630,500
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	04/25/18		Baa2		510	586,971
Metalloinvest Finance Ltd. (Ireland),
Gtd. Notes, 144A
6.500%	07/21/16		Ba2		1,000	1,030,000
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	06/01/22		B2		600	585,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	03/15/20	(a)	Ba1		1,425	1,474,875
5.875%	03/15/22		Ba1		525	535,500
Numericable Finance & Co. SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
12.375%	02/15/19		B2	EUR	800	1,213,131
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		Ba1		400	484,000
RCI Banque SA (France),
Sr. Unsec’d. Notes, 144A
3.500%	04/03/18	(g)	Baa3		1,185	1,174,142
4.600%	04/12/16	(g)	Baa3		1,210	1,261,667
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Diversified Financial Services (continued)
9.500%	06/15/19		B3		$309	$333,720
Swire Properties MTN Financing Ltd. (Hong Kong),
Gtd. Notes, MTN
4.375%	06/18/22		A2		500	494,671
VPI Escrow Corp. (Canada),
Sr. Unsec’d. Notes
6.750%	08/15/18		B1		950	973,750

						29,983,371

Diversified Operations
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18		Ba3		125	131,875

Education
President And Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37		Aaa		1,310	1,188,047

Electric — 0.4%
AES Corp. (The),
Sr. Unsec’d. Notes
4.875%	05/15/23	(a)	Ba3		750	699,375
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21		B1		563	601,003
7.875%	07/31/20	(a)	B1		100	108,500
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		Baa3		240	259,296
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	02/14/42		Baa1		2,100	1,942,500
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20		Baa2		2,555	2,802,122
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/22		Baa2		1,150	1,071,563
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		Ba1		700	724,500
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17	(a)	B2		1,150	1,221,875
9.500%	10/15/18	(a)	B2		1,225	1,359,750
Hrvatska Elektroprivreda (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17		Ba2		730	739,125
Iberdrola Finance Ireland Ltd. (Ireland),
Gtd. Notes, 144A
3.800%	09/11/14	(g)	Baa1		1,555	1,595,166
Infinis PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.000%	02/15/19		Ba3	GBP	500	749,072
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
9.375%	01/28/20		Baa3		1,400	1,652,000
Majapahit Holding BV (Netherlands),
Gtd. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Electric (continued)
7.750%	01/20/20	Baa3		$1,320	$1,445,400
Mexico Generadora de Energia (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	Baa2		1,120	1,052,800
NiSource Finance Corp.,
Gtd. Notes
5.250%	02/15/43	Baa3		2,715	2,652,658
5.950%	06/15/41	Baa3		540	567,332
6.250%	12/15/40	Baa3		820	906,940
NRG Energy, Inc.,
Gtd. Notes, 144A
6.625%	03/15/23	B1		525	525,000
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
5.500%	11/22/21	Baa3		400	392,000
Sr. Unsec’d. Notes, 144A
5.250%	10/24/42	Baa3		200	166,000
5.500%	11/22/21	Baa3		900	882,000
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	Baa3		970	919,049
3.500%	12/01/22	Baa3		6,160	5,893,069
PPL WEM Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.900%	05/01/16(g)	Baa3		1,020	1,065,998
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	Baa1		1,445	1,637,303
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	Baa2		2,530	2,796,637

					36,428,033

Electronic Components & Equipment — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22	Baa2		625	579,396
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19	Ba3		750	776,250
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22(a)	B1		450	445,500
MEMC Electronic Materials, Inc.,
Gtd. Notes
7.750%	04/01/19(a)	Caa1		2,275	2,155,563
Techem GmbH (Germany),
Sr. Sec’d. Notes, 144A
6.125%	10/01/19	Ba3	EUR	100	136,347

					4,093,056

Electronics
Trionista Holdco Gmbh (Germany),
Sr. Sec’d. Notes, 144A
5.000%	04/30/20	B1	EUR	100	128,863

Engineering & Construction — 0.1%
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	B2	CHF	625	677,240

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Engineering & Construction (continued)
7.875%	01/31/18	B2		$450	$463,500
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21	Ba3		350	371,000
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/21(g)	A-(d)		2,283	2,422,377
Odebrecht Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
5.125%	06/26/22(g)	Baa3		1,250	1,225,000
7.125%	06/26/42	Baa3		830	805,100

					5,964,217

Entertainment
Cinemark USA, Inc.,
Gtd. Notes
5.125%	12/15/22	B2		225	217,125
Gtd. Notes, 144A
4.875%	06/01/23(a)	B2		350	336,000
Speedway Motorsports, Inc.,
Gtd. Notes
6.750%	02/01/19	Ba2		350	365,750

					918,875

Entertainment & Leisure — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
8.750%	06/01/19	B2		725	775,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
9.125%	08/01/18	B1		175	190,750
Gtd. Notes, 144A
5.250%	03/15/21(a)	B1		500	480,000
Cirsa Funding Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
8.750%	05/15/18	B3	EUR	350	458,308
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16	B2		400	428,504
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	B3		750	821,250
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A
6.625%	07/25/22	B1	CAD	275	269,980
MU Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/01/17	NR		205	218,837
National CineMedia LLC,
Sr. Sec’d. Notes
6.000%	04/15/22	Ba2		325	333,531
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.875%	04/15/17	B2		775	798,250
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Unsec’d. Notes
5.250%	11/15/22	Ba1		550	539,000
Seminole Indian Tribe of Florida,
Sec’d. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Entertainment & Leisure (continued)
7.750%	10/01/17	Baa3	$475	$504,688
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18	B2	700	745,500
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	B3	600	579,000
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18	B3	275	314,875
Sr. Sec’d. Notes, 144A
6.000%	01/15/21(a)	Ba3	203	206,553

				7,664,776

Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	Ba2	275	277,063
5.250%	08/01/20(a)	Ba2	225	228,375
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22(a)	Baa3	2,615	2,545,012
5.700%	05/15/41	Baa3	1,545	1,685,144
Tervita Corp. (Canada),
Gtd. Notes, 144A
9.750%	11/01/19	Caa2	475	441,750
Sr. Sec’d. Notes, 144A
8.000%	11/15/18	B2	425	427,125
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22	Baa3	2,010	1,847,246

				7,451,715

Farming & Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21	Baa1	2,815	3,014,752
9.250%	08/06/19	Baa1	1,690	2,238,229
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.200%	06/15/17	Baa2	2,106	2,154,507
Bunge NA Finance LP,
Gtd. Notes
5.900%	04/01/17	Baa2	560	616,820
MHP SA (Luxembourg),
Gtd. Notes, 144A
8.250%	04/02/20	B(d)	1,385	1,233,795

				9,258,103

Financial Services — 0.5%
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Ireland),
Sr. Unsec’d. Notes, 144A
7.875%	09/25/17	Ba1	1,000	1,061,200
Sub. Notes, 144A
7.500%	09/26/19	Ba3	835	840,760
Algeco Scotsman Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/15/18(a)	B1	800	796,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Financial Services (continued)
Alliance Global Group Inc/Cayman (Cayman Islands),
Gtd. Notes
6.500%	08/18/17	NR		$100	$106,140
Ally Financial, Inc.,
Gtd. Notes
4.625%	06/26/15(a)	B1		825	845,651
5.500%	02/15/17(a)	B1		925	966,449
7.500%	09/15/20	B1		450	518,625
8.000%	03/15/20(a)	B1		200	232,250
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19	A3		730	907,946
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17(a)	B3		474	503,625
CNH Capital LLC,
Gtd. Notes
6.250%	11/01/16	Ba2		575	612,375
Dtek Finance PLC (United Kingdom),
Gtd. Notes, 144A
7.875%	04/04/18	B3		1,615	1,494,727
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.750%	02/01/21(a)	Baa3		10,395	11,257,016
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38(a)	A1		2,945	3,241,723
Sub. Notes
5.300%	02/11/21(a)	A2		14,810	16,246,140
Harbinger Group, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	07/15/19	B3		550	562,375
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	B2		1,025	984,000
Patriot Merger Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	Caa2		600	586,500
SLM Corp.,
Sr. Unsec’d. Notes, MTN
5.050%	11/14/14	Ba1		125	127,813
5.375%	05/15/14	Ba1		575	586,500

					42,477,815

Financial – Bank & Trust
Akbank TAS (Turkey),
Sr. Unsec’d. Notes
7.500%	02/05/18	Baa2	TRY	500	238,036
Sr. Unsec’d. Notes, 144A
5.000%	10/24/22	Baa2		510	433,853
6.500%	03/09/18	Baa2		150	160,500

					832,389

Food — 0.2%
Agrokor Dd (Croatia),
Gtd. Notes
9.125%	02/01/20	B2	EUR	500	685,966
ARAMARK Corp.,
Gtd. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Food (continued)
5.750%	03/15/20(a)	B3		$325	$332,313
Avangardco Investments Public Ltd. (Cyprus),
Sr. Unsec’d. Notes
10.000%	10/29/15	NR		200	200,000
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23	Ba1		1,775	1,808,281
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23(a)	Baa2		3,300	3,155,694
Corp. Azucarera del Peru SA (Peru),
Gtd. Notes, 144A
6.375%	08/02/22	BB+(d)		280	278,656
Cosan Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
5.000%	03/14/23	Ba2		310	294,500
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19(a)	Caa1		1,465	1,505,287
Delhaize Group SA (Belgium),
Gtd. Notes
6.500%	06/15/17	Baa3		1,030	1,157,087
Elior Finance & Co. SCA (Luxembourg),
Sr. Sec’d. Notes
6.500%	05/01/20	B3	EUR	150	198,175
ESAL GmbH (Austria),
Gtd. Notes, 144A
6.250%	02/05/23	BB(d)		630	575,190
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20(a)	B1		875	836,719
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
3.500%	06/06/22(a)	Baa2		2,130	2,109,292
Land O’lakes Capital Trust I,
Ltd. Gtd. Notes, 144A
7.450%	03/15/28	Ba3		250	245,000
Michael Foods Holding, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.500%	07/15/18	Caa1		325	334,750
Minerva Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.750%	01/31/23	B1		1,100	1,094,500
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	B1		200	214,000
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	11/15/17	B2	EUR	375	513,156
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes, 144A
5.625%	04/14/18	BBB-(d)		600	643,500
TreeHouse Foods, Inc.,
Gtd. Notes
7.750%	03/01/18	Ba2		75	79,406
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22(a)	Baa3		1,240	1,267,062

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Food (continued)
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19(a)	Caa2		$1,525	$1,593,625
Virgolino de Oliveira Finance Ltd. (Luxembourg),
Gtd. Notes
11.750%	02/09/22	B3		1,300	1,166,750

					20,288,909

Food & Beverage
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21(a)	B1		775	740,125
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.950%	05/22/23	Baa3		360	316,800
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23(a)	Ba1		750	707,813
Corp Lindley SA (Peru),
Sr. Unsec’d. Notes, 144A
4.625%	04/12/23	BB+(d)		230	223,100
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, PIK, 144A
9.250%	05/10/18	Caa1	EUR	475	601,278

					2,589,116

Gaming
MGM Resorts International,
Gtd. Notes
6.750%	10/01/20(a)	B3		850	879,750

Healthcare Products
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.200%	06/15/23	A3		1,380	1,353,612

Healthcare Providers & Services
Medi-Partenaires Sas (France),
Sr. Sec’d. Notes, 144A
7.000%	05/15/20	B3	EUR	550	683,688
Select Medical Corp.,
Gtd. Notes, 144A
6.375%	06/01/21	B3		625	593,750

					1,277,438

Healthcare Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22(a)	Baa2		1,080	994,666
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19(a)	Ba3		150	160,125
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes
9.875%	11/01/15	Caa1		441	453,127
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17(a)	B3		575	609,500
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	Aa3		1,810	1,691,563

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Healthcare Services (continued)
Centene Corp.,
Sr. Unsec’d. Notes
5.750%	06/01/17	Ba2	$425	$445,187
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	B3	575	592,250
8.000%	11/15/19	B3	400	425,500
Sr. Sec’d. Notes
5.125%	08/15/18(a)	Ba2	575	583,625
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes
6.875%	07/15/17	Ba2	25	27,313
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.625%	07/31/19(a)	Ba2	500	520,000
5.875%	01/31/22	Ba2	275	289,437
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21(a)	B3	475	484,500
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22(a)	B3	1,950	2,159,625
Health Management Associates, Inc.,
Gtd. Notes
7.375%	01/15/20(a)	B3	25	27,406
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	325	349,375
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19(a)	Caa1	600	605,625
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22	A+(d)	1,120	1,107,622
Kindred Healthcare, Inc.,
Gtd. Notes
8.250%	06/01/19	B3	375	384,375
LifePoint Hospitals, Inc.,
Gtd. Notes
6.625%	10/01/20	Ba1	575	610,937
Multiplan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18(a)	Caa1	325	353,437
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.500%	04/01/21(a)	Ba3	475	442,938
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41	A3	715	686,370
Universal Health Services, Inc.,
Gtd. Notes
7.000%	10/01/18	B1	400	421,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
7.750%	02/01/19	B3	325	344,500
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	Baa2	3,130	2,979,613

				17,750,116

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Holding Companies–Diversified — 0.1%
Eads Finance BV (Netherlands),
Gtd. Notes, 144A
2.700%	04/17/23(g)	A2	$3,240	$3,039,468
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	10/01/17	Ba3	375	382,500
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A
7.250%	04/05/41	Baa3	2,260	2,192,200
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	Caa1	150	155,250

				5,769,418

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Unsec’d. Notes, 144A
6.875%	02/15/21	Caa1	375	378,750
Beazer Homes USA, Inc.,
Gtd. Notes, 144A
7.250%	02/01/23(a)	Caa2	150	151,500
DR Horton, Inc.,
Gtd. Notes
4.750%	05/15/17	Ba2	600	619,500
KB Home,
Gtd. Notes
8.000%	03/15/20(a)	B2	425	471,750
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	B1	200	220,000
NVR, Inc.,
Sr. Unsec’d. Notes
3.950%	09/15/22	Baa2	3,105	3,018,790
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes
8.625%	05/15/19	B2	675	720,563
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18(a)	B3	400	456,000
10.750%	09/15/16(a)	B3	50	59,375
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23(a)	Ba1	600	558,000
William Lyon Homes, Inc.,
Gtd. Notes, 144A
8.500%	11/15/20	Caa2	450	489,375

				7,143,603

Home Furnishings
Arcelik A/S (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	04/03/23	BB+(d)	325	283,216
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	Ba1	235	225,527
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.875%	03/01/18	B1	375	383,438

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Home Furnishings (continued)
Tempur-Pedic International, Inc.,
Gtd. Notes, 144A
6.875%	12/15/20	B3	$300	$316,500
Whirlpool Corp.,
Notes, MTN
3.700%	03/01/23(a)	Baa3	2,075	1,988,709

				3,197,390

Hotels & Motels — 0.1%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	Baa3	225	238,500
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK
10.750%	01/15/17	Caa1	375	405,000
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16	Baa2	2,515	2,650,501
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19	Baa2	1,865	1,881,490
MCE Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
5.000%	02/15/21	B1	350	328,125
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21(a)	B3	1,650	1,701,563
NCL Corp. Ltd. (Bermuda),
Gtd. Notes, 144A
5.000%	02/15/18	B2	250	245,000
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
5.000%	04/15/21	B1	325	315,250
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
3.125%	02/15/23	Baa2	515	476,629
7.150%	12/01/19	Baa2	200	241,555
Station Casinos LLC,
Gtd. Notes, 144A
7.500%	03/01/21	Caa1	675	681,750
Studio City Finance Ltd. (British Virgin Islands),
Gtd. Notes, 144A
8.500%	12/01/20	B3	775	835,063

				10,000,426

Housewares
Turkiye Sise ve Cam Fabrikalari AS (Turkey),
Gtd. Notes, 144A
4.250%	05/09/20	Ba1	200	182,000

Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/22	Baa1	3,970	4,231,718
6.400%	12/15/20	Baa1	850	985,733
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18	Baa1	1,020	1,146,898
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20	Caa2	225	226,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Insurance (continued)
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/21(a)	Aa2	$2,275	$2,429,325
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	Baa2	1,810	2,048,426
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20	Ba3	425	450,500
HUB International Ltd.,
Gtd. Notes, 144A
8.125%	10/15/18	Caa2	425	442,000
ING US, Inc.,
Gtd. Notes, 144A
2.900%	02/15/18(g)	Baa3	1,585	1,592,976
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22	A3	3,285	3,105,169
Onex USI Aquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	Caa2	375	369,375
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	A3	1,135	1,102,573
6.050%	10/15/36	A3	120	139,267
8.875%	05/15/19	A3	620	802,465
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18	Baa2	730	844,679
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21	Baa1	810	867,946
5.625%	03/15/17	Baa1	870	956,977
6.450%	11/15/19	Baa1	1,734	1,994,487
Sun Life Financial Global Funding III LP,
Sr. Sec’d. Notes, 144A
0.530%(c)	10/06/13(g)	Baa1	190	189,957
Towergate Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.500%	02/15/19	Caa2	GBP 200	310,276
Sr. Sec’d. Notes, 144A
8.500%	02/15/18	B1	GBP 225	351,825
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa2	240	264,517
5.750%	08/15/42	Baa2	790	837,886
UnumProvident Finance Co. PLC (United Kingdom),
Gtd. Notes, 144A
6.850%	11/15/15(g)	Baa2	490	545,952

				26,237,052

Insurance – Life Insurance
AFLAC, Inc.,
Sr. Unsec’d. Notes
3.625%	06/15/23(a)	A3	3,465	3,367,928

Insurance – Property Insurance
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43(a)	Aa2	1,975	1,793,756

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Internet Services
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23	Ba3	$575	$563,500
7.000%	07/15/21	Ba3	500	542,500
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	02/01/21(a)	Ba3	1,600	1,592,000

				2,698,000

Lodging
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	B2	275	266,750

Machinery
Ferreycorp Saa (Peru),
Gtd. Notes, 144A
4.875%	04/26/20	Ba1	520	488,800
Frigoglass Finance Bv (Greece),
Gtd. Notes, 144A
8.250%	05/15/18	B1	EUR 225	301,656

				790,456

Machinery & Equipment — 0.1%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21	Ba1	525	558,407
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21	B3	300	306,000
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17(a)	Ba2	225	254,813
Columbus Mckinnon Corp.,
Gtd. Notes
7.875%	02/01/19	B1	125	132,500
HD Supply, Inc.,
Gtd. Notes
10.500%	01/15/21(a)	Caa2	875	905,625
11.500%	07/15/20	Caa1	175	203,000
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20(a)	Caa1	875	885,937
Loxam SAS (France),
Sr. Sub. Notes, 144A
7.375%	01/24/20	B(d)	EUR 100	128,773
Manitowoc Co., Inc. (The),
Gtd. Notes
5.875%	10/15/22(a)	B3	475	477,375
8.500%	11/01/20	B3	125	136,250
Mcron Finance Sub LLC/Mcron Finance Corp.,
Sr. Sec’d. Notes, 144A
8.375%	05/15/19	B1	350	357,000
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	Caa1	625	623,437
Rexel SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	06/15/20	Ba3	875	872,813

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Machinery & Equipment (continued)
Terex Corp.,
Gtd. Notes
6.000%	05/15/21(a)	B2	$875	$872,813
6.500%	04/01/20	B2	800	816,000

				7,530,743

Manufacturing
SPX Corp.,
Gtd. Notes
6.875%	09/01/17(a)	Ba2	225	243,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
8.750%	02/01/19(a)	B1	450	429,750
Turlock Corp.,
Gtd. Notes, 144A
4.000%	11/02/32(g)	Baa1	975	911,608

				1,584,358

Media — 0.9%
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22(a)	B1	1,500	1,447,500
Ancestry.com, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	12/15/20	Caa1	400	442,000
Arqiva Broadcast Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.500%	03/31/20	B3	GBP 475	744,129
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/20	Ba3	300	315,000
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	11/26/22(g)	Baa1	860	804,200
6.100%	02/15/18(g)	Baa1	380	435,488
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	Baa3	9,945	9,377,697
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23(a)	B1	2,650	2,484,375
5.250%	09/30/22	B1	975	926,250
6.625%	01/31/22	B1	525	547,313
Central European Media Enterprises Ltd. (Bermuda),
Sec’d. Notes, 144A
11.625%	09/15/16	CCC(d)	EUR 575	798,965
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21(a)	B3	1,625	1,527,500
6.375%	09/15/20(a)	B3	875	890,313
Cerved Technologies SpA (Italy),
Sec’d. Notes
6.375%	01/15/20	B2	EUR 150	191,341
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/19	Caa1	1,100	1,067,000
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20(a)	BB-(d)	275	267,437

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Media (continued)
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22(a)	A3	$2,285	$2,226,337
6.950%	08/15/37	A3	3,499	4,404,289
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21	Ba3	250	269,375
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
1.750%	01/15/18(a)	Baa2	1,580	1,525,370
2.400%	03/15/17	Baa2	5,040	5,064,358
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	Ba3	325	312,813
5.875%	07/15/22	Ba3	175	177,625
7.125%	02/01/16	Ba3	175	189,437
Gtd. Notes, 144A
5.125%	05/01/20(a)	Ba3	1,100	1,078,000
Sr. Notes, 144A
4.250%	04/01/18	Ba3	1,025	1,004,500
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes, MTN
7.250%	05/14/43	Baa1	MXN 2,000	130,909
IAC/InterActiveCorp,
Gtd. Notes, 144A
4.750%	12/15/22	Ba1	775	732,375
LIN Television Corp.,
Gtd. Notes
8.375%	04/15/18	B3	800	851,000
MDC Partners, Inc. (Canada),
Gtd. Notes, 144A
6.750%	04/01/20	B3	800	798,000
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23	B3	450	447,750
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	B3	425	421,813
Nara Cable Funding Ltd. (Ireland),
Sr. Sec’d. Notes, 144A
8.875%	12/01/18(a)	B1	425	442,000
8.875%	12/01/18	B1	200	205,000
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19(a)(g)	A3	1,880	1,829,723
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23(a)	A3	9,525	9,047,207
5.150%	04/30/20	A3	2,860	3,256,084
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	3,319	3,599,044
6.400%	12/15/35	Baa1	1,960	2,189,302
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
7.750%	10/15/18	B2	450	483,750
Gtd. Notes, 144A
4.500%	10/01/20	B2	625	600,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Media (continued)
Polish Television Holding BV (Netherlands),
Sr. Sec’d. Notes, 144A
11.250%	05/15/17	B-(d)	EUR	425	$572,560
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
8.750%	04/01/15	B1		750	825,000
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20	B1		125	117,500
4.625%	05/15/23	B1		575	531,875
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19	Ba2		1,000	992,500
TCM Sub LLC,
Gtd. Notes, 144A
3.550%	01/15/15(g)	Baa1		1,590	1,647,036
Truven Health Analytics, Inc.,
Gtd. Notes, 144A
10.625%	06/01/20	Caa1		225	248,625
TVN Finance Corp II AB (Sweden),
Gtd. Notes, 144A
10.750%	11/15/17	B1	EUR	525	729,489
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	B2		3,525	3,331,125
Videotron Ltee (Canada),
Gtd. Notes
5.000%	07/15/22	Ba2		600	585,000
9.125%	04/15/18	Ba2		75	78,656
Gtd. Notes, 144A
6.875%	07/15/21	Ba2	CAD	475	486,653
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
1.100%	12/01/17	A2		4,600	4,459,700
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19	Caa1		775	823,438
13.375%	10/15/19	Caa1		200	221,000

					79,202,726

Medical Products
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20	B3		1,025	1,056,391

Medical Supplies & Equipment — 0.1%
DaVita HealthCare Partners, Inc.,
Gtd. Notes
6.375%	11/01/18(a)	B2		225	234,844
6.625%	11/01/20(a)	B2		1,575	1,669,500
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20	B2		325	336,984
Kinetic Concepts, Inc./KCI USA, Inc.,
Gtd. Notes
12.500%	11/01/19	Caa1		250	257,813
Sec’d. Notes
10.500%	11/01/18	B3		500	537,500
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20	B3		575	600,875

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Medical Supplies & Equipment (continued)
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	08/01/18	B2	GBP 100	$152,856

				3,790,372

Metals & Mining — 0.3%
Adaro Indonesia PT (Indonesia),
Gtd. Notes
7.625%	10/22/19	Ba1	500	525,000
Gtd. Notes, 144A
7.625%	10/22/19	Ba1	250	262,500
AK Steel Corp.,
Gtd. Notes
7.625%	05/15/20(a)	B3	450	382,500
Aleris International, Inc.,
Gtd. Notes
7.875%	11/01/20	B2	350	358,750
Algoma Acquisition Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.875%	06/15/15	Caa2	175	133,000
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.750%	08/05/20	Ba1	250	247,500
6.000%	03/01/21(a)	Ba1	525	522,375
6.125%	06/01/18	Ba1	825	849,750
6.750%	02/25/22(a)	Ba1	225	230,625
10.350%	06/01/19	Ba1	450	532,125
Bluescope Steel Ltd./Bluescope Steel Finance (Australia),
Gtd. Notes, 144A
7.125%	05/01/18	Ba3	300	304,500
Codelco, Inc. (Chile),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/19(g)	A1	115	137,556
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	B1	100	105,250
8.250%	04/01/20	B1	600	628,500
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.000%	07/17/22	A1	4,100	3,693,690
4.250%	07/17/42	A1	200	165,780
5.625%	09/21/35	A1	200	203,758
6.150%	10/24/36	A1	200	217,580
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22	A1	200	181,000
DTEK Finance BV (Netherlands),
Gtd. Notes
9.500%	04/28/15	B3	110	110,687
Eldorado Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	12/15/20(a)	Ba3	1,475	1,423,375
Evraz Group SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20	B+(d)	500	450,000
Ferrexpo Finance PLC (United Kingdom),
Gtd. Notes
7.875%	04/07/16	Caa1	250	230,717
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Metals & Mining (continued)
7.000%	11/01/15(a)	B1	$875	$883,750
Foresight Energy LLC/Foresight Energy Corp.,
Gtd. Notes, 144A
9.625%	08/15/17	Caa1	775	813,750
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18(a)	B3	675	659,813
Metalloinvest Finance Ltd. (Ireland),
Gtd. Notes, 144A
5.625%	04/17/20	Ba2	200	181,330
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
4.450%	11/15/21(g)	Baa2	85	76,280
Novelis, Inc. (Canada),
Gtd. Notes
8.750%	12/15/20(a)	B2	425	455,813
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18	Ba1	400	401,000
6.250%	11/15/21(a)	Ba1	350	337,750
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.250%	04/15/18	B2	250	260,625
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
8.375%	06/01/20(a)	B2	700	738,500
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
Gtd. Notes, 144A
11.250%	10/15/18	Caa3	1,175	1,183,813
Sr. Sec’d. Notes, 144A
9.000%	10/15/17	Caa2	800	812,000
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18	B3	550	569,938
Steel Dynamics, Inc.,
Gtd. Notes, 144A
6.125%	08/15/19	Ba2	300	317,250
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	04/01/21(a)	B1	525	509,250
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22(a)	Baa2	1,945	1,847,429
Valmont Industries, Inc.,
Gtd. Notes
6.625%	04/20/20	Baa3	640	729,750
Vedanta Resources PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
7.125%	05/31/23	Ba3	700	662,576

				23,337,135

Office Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19	B3	1,150	1,236,250
Sr. Sec’d. Notes
8.000%	12/15/18(a)	Ba3	1,775	1,930,313
Mead Products LLC/ACCO Brands Corp.,
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Office Equipment (continued)
6.750%	04/30/20	B1	$350	$350,875
Xerox Corp.,
Sr. Unsec’d. Notes
6.350%	05/15/18(a)	Baa2	2,440	2,796,435
6.750%	02/01/17	Baa2	400	452,510

				6,766,383

Oil & Gas — 1.5%
Afren PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.500%	02/01/16	B(d)	200	222,000
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Baa3	2,590	2,978,448
Antero Resources Finance Corp.,
Gtd. Notes
6.000%	12/01/20	B2	550	541,750
7.250%	08/01/19	B2	1,650	1,720,125
Approach Resources, Inc.,
Gtd. Notes
7.000%	06/15/21	B3	500	503,750
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
7.375%	04/15/21	Caa1	1,200	1,185,000
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20	Ba3	450	466,875
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22(a)	B1	1,500	1,500,000
7.625%	10/01/19(a)	B1	875	905,625
Bonanza Creek Energy, Inc.,
Gtd. Notes, 144A
6.750%	04/15/21	B-(d)	150	151,125
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.700%	05/15/17	Baa1	435	493,329
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16	Ba3	650	646,750
5.375%	06/15/21	Ba3	675	671,625
5.750%	03/15/23(a)	Ba3	1,175	1,189,687
Chevron Corp.,
Sr. Unsec’d. Notes
1.718%	06/24/18	Aa1	3,750	3,715,511
CNOOC Finance (2013) Ltd. (British Virgin Islands),
Gtd. Notes
1.750%	05/09/18	Aa3	985	942,167
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23(a)	Ba3	1,500	1,477,500
7.000%	01/15/21	Ba3	150	161,250
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	Ba2	425	432,437
Gtd. Notes, 144A
4.500%	04/15/23	Ba2	1,400	1,361,500
COSL Finance BVI Ltd. (British Virgin Islands),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas (continued)
3.250%	09/06/22	A3	$200	$178,880
ENN Energy Holdings Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A
6.000%	05/13/21	Baa3	700	739,022
Ensco PLC (United Kingdom),
Sr. Unsec’d. Notes
3.250%	03/15/16	Baa1	1,130	1,180,763
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21(a)	Baa3	2,375	2,443,371
8.125%	06/01/19	Baa3	3,145	3,834,236
Exterran Partners LP,
Gtd. Notes, 144A
6.000%	04/01/21	B2	525	517,125
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
3.875%	07/15/22(g)	Baa2	780	787,995
FTS International Services LLC/FTS International Bonds, Inc.,
Gtd. Notes, 144A
8.125%	11/15/18	Ba3	530	549,875
Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes
7.288%	08/16/37	Baa1	2,775	2,969,250
Gazprom Neft OAO Via GPN Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
4.375%	09/19/22	Baa3	210	189,836
Gazprom OAO Via Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
4.950%	05/23/16(a)(g)	Baa1	1,190	1,235,613
GeoPark Latin America Ltd. Agencia en Chile (Bermuda),
Sr. Sec’d. Notes, 144A
7.500%	02/11/20	B(d)	455	466,375
Indo Energy Finance II BV (Netherlands),
Sr. Sec’d. Notes, 144A
6.375%	01/24/23	B1	200	174,500
KazMunayGas National Co. (Kazakhstan),
Gtd. Notes
7.000%	05/05/20	Baa3	1,575	1,779,750
Sr. Unsec’d. Notes
6.375%	04/09/21	Baa3	200	217,000
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	B3	550	577,500
Lukoil International Finance BV (Netherlands),
Gtd. Notes
7.250%	11/05/19	Baa2	480	545,904
Mega Advance Investments Ltd. (British Virgin Islands),
Gtd. Notes, 144A
5.000%	05/12/21	Baa1	700	712,325
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.000%	06/01/22	Baa3	2,935	2,803,571
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	Baa2	4,630	4,551,225
9.250%	01/15/19	Baa2	700	868,509
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
6.050%	01/15/36(g)	Baa1	100	104,500

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas (continued)
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.750%	01/30/22	Ba1	$150	$148,500
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	Baa2	1,785	1,843,036
6.000%	03/01/41	Baa2	2,675	3,013,671
Pacific Rubiales Energy Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.125%	03/28/23	Ba2	540	510,300
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes
8.250%	02/15/20	Ba3	700	733,250
PDC Energy, Inc.,
Gtd. Notes, 144A
7.750%	10/15/22	B3	1,675	1,729,437
Pemex Project Funding Master Trust,
Gtd. Notes
6.625%	06/15/35	Baa1	575	603,750
Penn Virginia Corp.,
Gtd. Notes, 144A
8.500%	05/01/20(a)	Caa1	800	776,000
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42	Baa3	500	452,650
Sr. Unsec’d. Notes, 144A
6.000%	05/03/42	Baa3	600	561,000
Petrobras Global Finance BV (Netherlands),
Gtd. Notes
3.000%	01/15/19	A3	225	208,999
4.375%	05/20/23(a)	A3	1,775	1,628,282
5.625%	05/20/43	A3	363	315,066
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	A3	375	376,760
5.750%	01/20/20	A3	3,405	3,542,487
5.875%	03/01/18	A3	750	807,145
6.875%	01/20/40	A3	200	201,895
7.875%	03/15/19	A3	405	468,327
Petrohawk Energy Corp.,
Gtd. Notes
7.250%	08/15/18	Baa3	545	594,595
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	B+(d)	317	258,437
5.375%	04/12/27	B+(d)	380	229,900
8.500%	11/02/17	B+(d)	10,925	10,010,031
12.750%	02/17/22	NR	1,100	1,105,500
Sr. Unsec’d. Notes
5.000%	10/28/15	NR	396	347,245
5.125%	10/28/16	NR	11,694	9,647,657
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	Baa1	2,960	3,019,200
5.500%	01/21/21	Baa1	2,910	3,099,150
5.500%	06/27/44	Baa1	4,550	4,095,000
6.000%	03/05/20	Baa1	900	990,000
6.500%	06/02/41	Baa1	5,860	6,050,450

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas (continued)
Gtd. Notes, 144A
3.500%	01/30/23	Baa1	$3,200	$2,952,000
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19	Baa3	340	423,300
Phillips 66,
Gtd. Notes
4.300%	04/01/22	Baa1	3,330	3,440,639
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22	Baa3	2,095	2,068,611
7.500%	01/15/20(a)	Baa3	150	184,195
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21(a)	Ba1	100	101,250
6.625%	11/15/20	Ba1	525	532,875
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23(a)	Ba1	1,475	1,438,125
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	Ba3	400	391,000
5.000%	03/15/23	Ba3	500	488,750
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes, 144A
4.500%	11/01/23	B1	625	565,625
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
4.500%	10/19/20(g)	Baa2	410	403,265
5.400%	02/14/22	Baa2	1,250	1,269,861
6.250%	10/19/40	Baa2	300	298,912
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21	B2	625	610,156
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22	Baa3	730	753,256
5.000%	09/01/17(a)	Baa3	1,290	1,394,229
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16	B1	225	242,156
Sr. Sec’d. Notes, 144A
6.500%	11/01/20	B1	650	656,500
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
10.000%	02/15/20	B3	550	579,563
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21	B2	225	214,875
7.500%	02/15/23(a)	B2	275	261,250
SESI LLC,
Gtd. Notes
6.375%	05/01/19	Ba2	275	283,938
7.125%	12/15/21(a)	Ba2	575	621,000
Sibur Securities Ltd. (Ireland),
Gtd. Notes, 144A
3.914%	01/31/18	Ba1	860	795,789

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Oil & Gas (continued)
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21(a)	Ba3	$200	$210,000
6.500%	01/01/23	Ba3	275	288,750
6.625%	02/15/19	Ba3	625	654,688
Sr. Unsec’d. Notes, 144A
5.000%	01/15/24(a)	Ba3	650	620,750
Swift Energy Co.,
Gtd. Notes
7.875%	03/01/22(a)	B3	875	870,625
8.875%	01/15/20	B3	825	854,906
Talent Yield Investments Ltd. (British Virgin Islands),
Gtd. Notes, 144A
4.500%	04/25/22	Baa1	500	486,554
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/01/21	Baa2	1,155	1,152,842
TNK-BP Finance SA (Luxembourg),
Gtd. Notes, 144A
7.250%	02/02/20	Baa2	359	402,080
Transocean, Inc. (Cayman Islands),
Gtd. Notes
2.500%	10/15/17	Baa3	2,455	2,426,132
Weatherford International Ltd. (Bermuda),
Gtd. Notes
9.625%	03/01/19	Baa2	655	828,065
Western Refining, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21	B2	475	464,313

				136,292,124

Oil & Gas Services
Hercules Offshore, Inc.,
Sr. Unsec’d. Notes
8.750%	07/15/21	B3	475	475,000

Paper & Forest Products — 0.1%
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20	Ba3	375	399,375
Boise Paper Holdings LLC/Boise Finance Co.,
Gtd. Notes
9.000%	11/01/17	Ba3	75	79,125
Cascades, Inc. (Canada),
Gtd. Notes
7.875%	01/15/20(a)	Ba3	775	809,875
Clearwater Paper Corp.,
Gtd. Notes
7.125%	11/01/18	Ba2	311	332,770
Gtd. Notes, 144A
4.500%	02/01/23	Ba2	775	736,250
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22(a)	Baa3	4,295	4,519,577
Mercer International, Inc.,
Gtd. Notes
9.500%	12/01/17	B3	450	481,500
PH Glatfelter Co.,
Gtd. Notes
5.375%	10/15/20	Ba1	800	792,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Paper & Forest Products (continued)
Sappi Papier Holding GmbH (Austria),
Sr. Sec’d. Notes, 144A
6.625%	04/15/21(a)	Ba2		$600	$582,000
7.750%	07/15/17	Ba2		500	527,500
8.375%	06/15/19	Ba2		225	237,375

					9,497,347

Pharmaceuticals — 0.2%
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22(a)	Baa3		2,930	2,731,639
4.625%	10/01/42	Baa3		525	468,507
Capsugel Financeco SCA (Luxembourg),
Gtd. Notes, 144A
9.875%	08/01/19	Caa1	EUR	1,425	2,051,454
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16(a)	Baa3		540	561,522
3.900%	02/15/22(a)	Baa3		3,745	3,791,917
Glaxosmithkline Capital, Inc.,
Gtd. Notes
2.800%	03/18/23	A1		3,250	3,092,866
McKesson Corp.,
Sr. Unsec’d. Notes
1.400%	03/15/18	Baa2		2,240	2,162,068
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.500%	06/15/18	A1		3,215	3,160,088
Sky Growth Acquisition Corp.,
Gtd. Notes, 144A
7.375%	10/15/20	Caa1		275	281,875
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20(a)	B1		2,150	2,125,813

					20,427,749

Pipelines — 0.6%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23	Ba3		1,000	927,500
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	Baa2		2,295	2,112,938
5.750%	09/15/19	Baa2		520	578,160
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.875%	02/01/21	Baa3		1,485	1,520,540
China Oil & Gas Group Ltd. (Bermuda),
Gtd. Notes, 144A
5.250%	04/25/18	Ba1		200	197,000
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
7.125%	06/01/22	B2		175	176,750
8.875%	02/15/18	B2		450	477,000
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17	Baa3		840	829,166
3.250%	10/01/15	Baa3		570	590,745
3.875%	03/15/23	Baa3		3,645	3,418,591

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Pipelines (continued)
El Paso Corp.,
Sr. Sec’d. Notes, MTN
7.800%	08/01/31	Ba2	$125	$132,023
8.250%	02/15/16	Ba2	75	83,245
El Paso LLC,
Sr. Sec’d. Notes, MTN
7.750%	01/15/32	Ba2	450	478,093
El Paso Natural Gas Co. LLC,
Sr. Unsec’d. Notes
5.950%	04/15/17	Baa1	62	70,122
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23(a)	Baa3	7,505	7,023,847
5.200%	02/01/22	Baa3	2,110	2,232,962
Enogex LLC,
Sr. Unsec’d. Notes, 144A
6.250%	03/15/20(g)	Baa3	375	408,535
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23(a)	Baa1	2,990	2,877,289
5.950%	02/01/41	Baa1	1,530	1,666,871
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22	Baa1	295	290,885
Inergy Midstream LP/NRGM Finance Corp.,
Gtd. Notes, 144A
6.000%	12/15/20	B1	175	168,875
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22(a)	Baa2	2,120	2,091,327
Kinder Morgan Finance Co. LLC,
Sr. Sec’d. Notes, 144A
6.000%	01/15/18	Ba2	700	734,929
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
6.550%	07/15/19	Baa2	630	749,054
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23(a)	Ba3	1,650	1,509,750
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22(a)	Baa2	2,300	2,262,880
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23	Baa2	3,640	3,342,910
5.750%	01/15/20	Baa2	850	968,363
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23	B1	300	295,500
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19(a)	Ba2	1,075	962,125
6.850%	07/15/18	Ba2	50	47,500
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	04/15/23(a)	Ba3	275	259,875
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23(a)	Baa2	3,115	2,810,303

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.375%	08/01/22	Ba3	$475	$497,563
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22	A3	1,390	1,281,832
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	Baa3	6,455	6,265,830
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23(a)	Baa3	2,025	1,881,393
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22	Baa2	1,455	1,336,260
4.125%	11/15/20	Baa2	1,460	1,471,651
6.300%	04/15/40	Baa2	680	712,821

				55,743,003

Real Estate — 0.1%
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes, 144A
8.500%	01/29/49	Ba1	560	550,276
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49	Ba3	700	708,750
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23	Ba1	1,050	994,875
Corrections Corp. of America,
Gtd. Notes, 144A
4.625%	05/01/23	Ba1	475	465,500
Country Garden Holdings Co. Ltd. (Cayman Islands),
Gtd. Notes
10.500%	08/11/15	Ba3	800	852,110
11.125%	02/23/18	Ba3	400	434,000
Gtd. Notes, 144A
7.500%	01/10/23	Ba3	385	352,275
11.125%	02/23/18	Ba3	500	542,500
Emaar Sukuk Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, MTN
8.500%	08/03/16	B1	650	709,313
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18	B3	426	476,854
Greentown China Holdings Ltd. (Cayman Islands),
Gtd. Notes
8.500%	02/04/18	B3	650	627,444
Kaisa Group Holdings Ltd. (Cayman Islands),
Gtd. Notes, 144A
8.875%	03/19/18	B1	625	590,948
KWG Property Holding Ltd. (Cayman Islands),
Gtd. Notes
12.750%	03/30/16	B1	300	322,023
13.250%	03/22/17	B1	327	359,618
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
9.000%	01/15/20	Caa1	125	139,375

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Real Estate (continued)
Realogy Group LLC/Sunshine Group Florida Ltd./The,
Gtd. Notes, 144A
3.375%	05/01/16(a)	Caa2	$525	$513,188
Regency Centers LP,
Gtd. Notes
6.000%	06/15/20	Baa2	315	354,349
Sun Hung Kai Properties Capital Market Ltd. (Cayman Islands),
Gtd. Notes, MTN
4.500%	02/14/22	A1	400	394,088
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22(a)(g)	A2	1,330	1,253,562

				10,641,048

Real Estate Investment Trusts — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
4.700%	03/15/22	Baa3	2,690	2,713,118
5.900%	11/01/21	Baa3	1,910	2,124,967
7.250%	05/15/19	Baa3	2,179	2,614,909
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/22	Baa1	1,250	1,156,307
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22	Baa2	2,360	2,220,961
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	840	907,071
Host Hotels & Resorts LP,
Gtd. Notes
6.750%	06/01/16	Baa3	103	104,524
Sr. Unsec’d. Notes
3.750%	10/15/23(a)	Baa3	1,320	1,210,634
Unsub. Notes
5.875%	06/15/19	Baa3	300	322,529
iStar Financial, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/18	B3	450	466,875
Kilroy Realty LP,
Gtd. Notes
4.800%	07/15/18	Baa3	1,165	1,242,322
6.625%	06/01/20	Baa3	670	761,042
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	02/15/22	Ba1	250	262,500
6.875%	05/01/21	Ba1	325	344,500
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24	Ba1	650	671,125
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19	Baa3	125	142,500
ProLogis LP,
Gtd. Notes
4.500%	08/15/17	Baa2	1,230	1,305,194
6.625%	12/01/19	Baa2	650	749,087

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Real Estate Investment Trusts (continued)
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22		Baa2		$1,050	$974,703
4.000%	04/30/19		Baa2		965	1,003,498
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.500%	04/15/23(a)		Baa2		715	660,027

						21,958,393

Retail — 0.1%
CST Brands, Inc.,
Gtd. Notes, 144A
5.000%	05/01/23		Ba3		250	243,750
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23		Baa3		3,425	3,127,686
J.C. Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.950%	04/01/17(a)		Caa2		775	745,937
New Look Bondco I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	05/14/18		B1		325	315,250
Pantry, Inc. (The),
Gtd. Notes
8.375%	08/01/20		Caa1		300	322,125
Rite Aid Corp.,
Gtd. Notes, 144A
6.750%	06/15/21		Caa2		1,000	982,500
Saci Falabella (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	04/30/23		BBB(d)		275	251,625
Sonic Automotive, Inc.,
Gtd. Notes, 144A
5.000%	05/15/23		B3		350	339,500

						6,328,373

Retail & Merchandising — 0.2%
99 Cents Only Stores,
Gtd. Notes
11.000%	12/15/19		Caa1		675	762,750
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22		Ba2		575	587,937
Arcos Dorados Holdings, Inc. (British Virgin Islands),
Gtd. Notes, 144A
10.250%	07/13/16		Ba2	BRL	500	224,640
CDR DB Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/15/20		Caa2		500	501,250
CKE Restaurants, Inc.,
Sec’d. Notes
11.375%	07/15/18		B2		40	41,350
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	03/15/20(a)		B2		250	245,625
9.000%	03/15/19	(a)	B2		950	1,045,000
Sr. Unsec’d. Notes, 144A
7.750%	06/01/20	(a)	Caa2		275	266,063

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Retail & Merchandising (continued)
Coinstar, Inc.,
Gtd. Notes, 144A
6.000%	03/15/19	Ba3		$1,275	$1,273,406
Europcar Groupe SA (France),
Sec’d. Notes, 144A
11.500%	05/15/17	Caa1	EUR	850	1,228,100
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21	B2		1,775	1,779,437
Fiesta Restaurant Group,
Sec’d. Notes
8.875%	08/15/16	B2		300	319,500
Jo-Ann Stores Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	10/15/19	Caa1		600	616,500
Jo-Ann Stores, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19	Caa1		475	484,500
New Academy Finance Co. LLC/New Academy Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.000%	06/15/18(a)	Caa1		750	768,750
Party City Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/20(a)	Caa1		1,175	1,260,187
Phillips-Van Heusen Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22(a)	Ba3		400	384,000
PVH Corp.,
Sr. Unsec’d. Notes
7.375%	05/15/20	Ba3		150	162,750
RadioShack Corp.,
Gtd. Notes
6.750%	05/15/19	Caa2		100	72,000
Sr. Unsec’d. Notes, 144A
2.500%	08/01/13	Caa2		325	319,719
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20(a)	Caa2		1,425	1,572,844
Sr. Unsec’d. Notes
7.700%	02/15/27	Caa2		600	600,000
Shearer’s Foods LLC/Chip Fin Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19	B3		300	317,250
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
7.375%	03/15/20	Ba3		100	104,000
7.375%	08/01/21	Ba3		650	676,000
Wok Acquisition Corp.,
Gtd. Notes, 144A
10.250%	06/30/20(a)	Caa1		525	577,500

					16,191,058

Retailers
Gymboree Corp.,
Gtd. Notes
9.125%	12/01/18(a)	Caa2		750	705,000

Schools
Nord Anglia Education UK Holdings PLC (United Kingdom),
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Schools (continued)
10.250%	04/01/17	B3		$1,050	$1,123,500

Semiconductors
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21(a)	B3		400	405,000
Sr. Unsec’d. Notes, 144A
5.750%	03/15/23(a)	B3		575	579,313
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
4.875%	10/15/23	B1		700	673,750

					1,658,063

Software
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19	Caa1		425	435,625
Fidelity National Information Services, Inc.,
Gtd. Notes
7.875%	07/15/20	Baa3		125	137,807
Infor US, Inc.,
Gtd. Notes
10.000%	04/01/19	Caa1	EUR	675	948,897
InterXion Holding NV (Netherlands),
Sr. Sec’d. Notes, 144A
6.000%	07/15/20	B2	EUR	200	257,725
Lawson Software, Inc.,
Gtd. Notes
9.375%	04/01/19	Caa1		575	623,156
MedAssets, Inc.,
Gtd. Notes
8.000%	11/15/18	B3		225	238,500
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	Ba3		450	439,875

					3,081,585

Telecommunications — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	12/15/19(a)	B1		225	240,187
Altice Finco SA (Luxembourg),
Gtd. Notes, 144A
9.000%	06/15/23	B3	EUR	375	486,286
Sr. Notes, 144A
9.875%	12/15/20(a)	B3		950	1,017,553
AT&T, Inc.,
Sr. Unsec’d. Notes
6.300%	01/15/38	A3		5,035	5,597,742
Bharti Airtel International Netherlands BV (Netherlands),
Gtd. Notes
5.125%	03/11/23	BB+(d)		300	272,640
Gtd. Notes, 144A
5.125%	03/11/23	BB+(d)		600	542,111
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
8.500%	11/15/18	A2		1,130	1,467,641
Centurylink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20(a)	Ba2		2,475	2,499,750

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Telecommunications (continued)
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19	B3	$1,275	$1,361,063
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20(a)	Caa1	775	744,000
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	B1	1,075	1,032,000
7.125%	11/01/19(a)	B1	1,000	1,067,500
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
6.113%	01/15/20(g)	A2	3,409	3,911,742
Digicel Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20(a)	Caa1	200	207,000
10.500%	04/15/18	Caa1	1,100	1,166,000
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	B1	200	189,000
Earthlink, Inc.,
Gtd. Notes
8.875%	05/15/19	B3	225	218,813
Sr. Sec’d. Notes, 144A
7.375%	06/01/20	Ba3	175	168,000
Eileme 2 AB (Sweden),
Sr. Sec’d. Notes, 144A
11.625%	01/31/20(a)	B3	800	904,000
GTP Acquisition Partners I LLC,
Asset Backed, 144A
2.364%	05/15/18(g)	A2	2,185	2,119,301
4.347%	06/15/16(g)	A2	500	525,535
7.628%	06/15/16	Ba3	375	393,250
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21	B3	610	648,125
Sr. Sec’d. Notes
6.500%	06/15/19	Ba3	675	715,500
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
7.375%	12/01/17	Ba2	850	884,000
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.500%	08/01/23	B3	875	822,500
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
6.750%	06/01/18	Caa2	425	428,187
7.750%	06/01/21(a)	Caa2	1,025	1,035,250
8.125%	06/01/23(a)	Caa2	525	542,063
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19	Caa2	175	182,000
11.875%	02/01/19(a)	Caa2	325	368,063
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20(a)	B3	100	99,750
8.625%	07/15/20	B3	900	958,500
Matterhorn Midco & Cy SCA (Luxembourg),
Gtd. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Telecommunications (continued)
7.750%	02/15/20	Caa1	EUR 600	$765,366
Matterhorn Mobile SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.750%	05/15/19	B1	CHF 350	377,958
MetroPCS Wireless, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21(a)	Ba3	950	966,625
Mobile Challenger Intermediate Group SA (Luxembourg),
Sr. Sec’d. Notes, 144A
8.750%	03/15/19	B-(d)	CHF 150	154,042
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
3.500%	03/01/23	Baa2	1,450	1,366,899
MTS International Funding Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
5.000%	05/30/23	Ba2	305	292,037
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21(a)	Caa2	1,185	921,337
8.875%	12/15/19(a)	Caa2	400	338,000
10.000%	08/15/16(a)	Caa2	475	460,750
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18	NR	175	193,375
Qwest Corp.,
Sr. Unsec’d. Notes
7.500%	10/01/14	Baa3	50	53,818
Sable International Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.750%	02/15/17	Ba2	125	131,875
8.750%	02/01/20	Ba2	400	440,000
SBA Telecommunications, Inc.,
Gtd. Notes
8.250%	08/15/19	B1	432	467,640
SBA Tower Trust,
Gen. Ref. Mortgage, 144A
2.933%	12/15/17(g)	A2	685	691,279
4.254%	04/15/15(g)	A2	1,615	1,671,711
SES (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23(g)	Baa2	1,665	1,624,176
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	B3	1,150	1,104,000
8.750%	03/15/32	B3	525	577,500
Sprint Nextel Corp.,
Gtd. Notes, 144A
9.000%	11/15/18	Ba3	1,600	1,872,000
Sr. Unsec’d. Notes
6.000%	11/15/22(a)	B3	700	686,000
11.500%	11/15/21	B3	300	399,000
Sunrise Communications International SA (Luxembourg),
Notes
5.625%	12/31/17	NR	CHF 400	425,599
Sr. Sec’d. Notes, 144A
7.000%	12/31/17	Ba3	EUR 750	1,027,484
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19	Caa1	500	533,750

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Telecommunications (continued)
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes
5.250%	11/15/13	Baa3	$565	$572,081
5.250%	10/01/15	Baa3	765	803,039
6.175%	06/18/14	Baa3	2,895	2,996,319
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22	B1	300	297,750
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23	B2	CHF 825	847,316
UPCB Finance V Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	Ba3	300	317,250
UPCB Finance VI Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22(a)	Ba3	350	362,250
ViaSat, Inc.,
Gtd. Notes
6.875%	06/15/20	B2	550	580,250
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland),
Sr. Unsec’d. Notes
7.748%	02/02/21	Ba3	1,150	1,226,187
Sr. Unsec’d. Notes, 144A
7.748%	02/02/21	Ba3	450	479,813
VimpelCom Holdings BV (Netherlands),
Gtd. Notes
7.504%	03/01/22	Ba3	350	362,250
Gtd. Notes, 144A
5.200%	02/13/19	Ba3	290	280,810
7.504%	03/01/22	Ba3	225	232,875
Virgin Media Sec’d. Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21	Ba3	615	615,054
West Corp.,
Gtd. Notes
7.875%	01/15/19	B3	550	572,000
8.625%	10/01/18	B3	300	320,625
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A
11.750%	07/15/17	B3	1,350	1,404,000

				62,627,142

Tobacco — 0.1%
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	02/11/23(a)(g)	Baa3	2,540	2,388,006
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22(a)	Baa2	1,745	1,622,147
Sr. Sec’d. Notes
7.625%	06/01/16	Baa2	595	693,699

				4,703,852

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	A3	1,025	989,223
5.050%	03/01/41	A3	585	591,336

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Transportation (continued)
Florida East Coast Holdings Corp.,
Sr. Unsec’d. Notes, PIK
10.500%	08/01/17	Caa3	$3	$3,306
Florida East Coast Railway Corp.,
Sr. Sec’d. Notes
8.125%	02/01/17	B3	375	396,563
Gategroup Finance Luxembourg SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.750%	03/01/19	B1	EUR 350	451,019
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	07/15/16	Baa2	3,550	3,712,966
4.850%	06/01/21	Baa2	635	656,542
Kansas City Southern de Mexico SA de CV (Mexico),
Sr. Unsec’d. Notes
6.125%	06/15/21	Baa3	217	243,075
Sr. Unsec’d. Notes, 144A
3.000%	05/15/23	Baa3	790	742,778
Kansas City Southern Railway,
Gtd. Notes, 144A
4.300%	05/15/43(g)	Baa3	3,270	2,938,635
Kazakhstan Temir Zholy Finance BV (Netherlands),
Gtd. Notes, 144A
6.375%	10/06/20	Baa3	1,500	1,620,000
6.950%	07/10/42	Baa3	200	203,260
Maxim Crane Works LP,
Sec’d. Notes, 144A
12.250%	04/15/15	Caa2	100	105,000
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41	Baa1	1,385	1,400,513

				14,054,216

Utilities — 0.2%
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/39(g)	Baa3	755	814,918
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2	640	745,510
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	01/27/20(g)	Aa3	1,150	1,243,978
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39(a)	Baa2	1,925	2,093,823
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	Baa3	2,180	2,122,311
4.250%	03/15/23	Baa3	4,220	3,920,865
Israel Electric Corp. Ltd. (Israel),
Series 144A, Sr. Sec’d. Notes, 144A
5.625%	06/21/18	Baa3	800	811,368
6.875%	06/21/23	Baa3	800	780,040
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.150%	10/01/38	Baa2	640	699,398
Southwest Gas Corp.,
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE OBLIGATIONS (continued)
Utilities (continued)
3.875%	04/01/22	Baa1		$1,895	$1,963,993
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.150%	05/15/37	A3		235	282,149

					15,478,353

Wireless Telecommunication Services — 0.1%
Altice Finco SA (Luxembourg),
Sr. Notes
9.875%	12/15/20	B3		400	428,000
Eircom Finance Ltd. (Ireland),
Sr. Sec’d. Notes, 144A
9.250%	05/15/20	Caa1	EUR	225	270,904
Matterhorn Financing & Cy Sca (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
9.000%	04/15/19	CCC+(d)	EUR	550	694,426
Millicom International Cellular SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
4.750%	05/22/20	Ba2		475	451,373
NII International Telecom Sca (Luxembourg),
Gtd. Notes, 144A
7.875%	08/15/19(a)	B2		575	544,813
Softbank Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.500%	04/15/20	Baa3		1,025	987,844
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	Baa2		5,435	5,264,384
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23	B2	EUR	200	252,519
Wind Acquisition Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	04/30/20	Ba3		550	545,875

					9,440,138

TOTAL CORPORATE OBLIGATIONS (cost $1,083,337,728)					1,067,366,419

FOREIGN GOVERNMENT BONDS — 2.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23(g)	Aa3		540	531,900
5.603%	07/20/20(g)	Aa3		1,095	1,188,075
Brazil Notas do Tesouro Nacional (Brazil),
Bonds
6.000%	08/15/20	Baa2	BRL	2,500	2,700,859
Notes
10.000%	01/01/21	Baa2	BRL	7,897	3,350,749
10.000%	01/01/23	Baa2	BRL	3,252	1,361,469
Sr. Notes
10.000%	01/01/17	Baa2	BRL	10,606	4,627,641
Brazil Notas do Tesouro Nacional Series B (Brazil),
Notes
6.000%	08/15/16	NR	BRL	1,075	1,144,355
6.000%	08/15/24	Baa2	BRL	624	702,162
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23	Baa2		3,500	3,045,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Chile Government International (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20	Aa3		$420	$441,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	03/18/19	Ba1		700	851,200
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.375%	03/24/21	Ba1		500	523,125
6.625%	07/14/20	Ba1		400	424,208
6.750%	11/05/19	Ba1		250	266,855
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23	Ba1		1,300	1,259,825
Dominican Republic International (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21	B1		1,075	1,158,313
9.040%	01/23/18	B1		82	89,761
Grenada Government International Bond (Grenada),
Unsub. Notes
4.500%	09/15/25	D(d)		284	88,040
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.750%	02/03/15	Ba1		2,480	2,511,000
7.625%	03/29/41	Ba1		100	104,400
Iceland Government International (Iceland),
Unsec’d. Notes
5.875%	05/11/22	Baa3		100	106,000
Ivory Coast Government International (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32	NR		1,150	943,000
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19	Caa3		595	571,200
Unsec’d. Notes
10.625%	06/20/17	Caa3		800	864,000
KM Germany Holdings GmbH (Germany),
Sr. Sec’d. Notes, 144A
8.750%	12/15/20	B2	EUR	425	567,581
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21	Baa1		400	446,000
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	Baa1	MXN	43,700	3,544,885
7.500%	06/03/27	Baa1	MXN	6,500	561,833
7.750%	11/13/42	Baa1	MXN	13,000	1,080,545
8.500%	11/18/38	Baa1	MXN	8,000	719,152
10.000%	11/20/36	Baa1	MXN	2,338	240,200
Mexican Udibonos, TIPS (Mexico),
Bonds
2.500%	12/10/20	Baa1	MXN	2,917	1,136,778
Mongolia Government International (Mongolia),
Sr. Unsec’d. Notes, 144A
4.125%	01/05/18	B1		215	199,950
Morocco Government International (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	BBB-(d)		975	859,608
Namibia International (Namibia),
Sr. Unsec’d. Notes, 144A
5.500%	11/03/21	Baa3		200	202,000

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53	Baa2	$200	$160,500
6.700%	01/26/36	Baa2	570	662,625
Perusahaan Penerbit Sbsn Indonesia (Indonesia),
Sr. Unsec’d.
3.300%	11/21/22	Baa3	1,000	866,460
Philippine Government International (Philippines),
Sr. Unsec’d. Notes
5.000%	01/13/37	Ba1	1,750	1,865,938
8.375%	06/17/19	Ba1	900	1,165,500
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
1.300%	04/03/17	Aa1	2,125	2,135,625
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes(a)
1.200%	02/14/18	Aa2	3,155	3,067,117
1.600%	09/21/16	Aa2	1,980	2,009,058
Qatar Government International (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22	Aa2	1,000	1,072,500
5.750%	01/20/42	Aa2	300	322,500
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	Baa2	1,800	1,921,500
5.625%	01/07/41	Baa2	3,870	3,850,650
7.125%	01/20/37	Baa2	1,410	1,677,900
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3	200	208,300
6.125%	01/18/41	Baa3	765	851,063
Republic of Congo (Congo),
Sr. Unsec’d. Notes
3.500%	06/30/29	NR	165	133,316
Republic of Fiji (Fiji),
Sr. Unsec’d. Notes
9.000%	03/15/16	B1	400	406,350
Republic of Iceland (Iceland),
Unsec’d. Notes
4.875%	06/16/16	Baa3	1,000	1,045,000
Unsec’d. Notes, 144A
4.875%	06/16/16	Baa3	850	884,127
5.875%	05/11/22	Baa3	435	461,100
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	Baa3	4,100	4,202,500
5.875%	03/13/20	Baa3	2,569	2,780,943
6.875%	01/17/18	Baa3	1,000	1,122,500
7.750%	01/17/38	Baa3	980	1,210,300
11.625%	03/04/19	Baa3	241	327,760
Unsec’d. Notes
3.750%	04/25/22	Baa3	4,900	4,606,000
5.250%	01/17/42	Baa3	750	712,500
Unsec’d. Notes, 144A
5.250%	01/17/42	Baa3	1,000	950,000
Republic of Iraq (Iraq),
Unsec’d. Notes
5.800%	01/15/28	NR	2,190	1,817,700

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Republic of Lithuania (Lithuania),
Sr. Unsec’d. Notes
7.375%	02/11/20	Baa1		$349	$414,437
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	Baa2		1,190	1,225,700
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	Ba1		4,225	5,070,000
Republic of Poland (Poland),
Sr. Unsec’d. Notes
3.875%	07/16/15	A2		2,490	2,603,619
Republic of Serbia (Serbia),
Bonds
4.875%	02/25/20	BB-(d)		840	764,400
Sr. Unsec’d. Notes
5.250%	11/21/17	B1		850	828,750
6.750%	11/01/24	BB-(d)		608	606,453
7.250%	09/28/21	BB-(d)		4,460	4,593,800
Sr. Unsec’d. Notes, 144A
5.250%	11/21/17	BB-(d)		270	263,250
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	Baa1		1,660	1,585,300
6.250%	03/08/41	Baa1		200	214,000
Republic of Turkey (Turkey),
Bonds
6.500%	01/07/15	NR	TRY	5,760	2,935,698
10.500%	01/15/20	NR	TRY	3,400	1,960,284
Bonds, TIPS
4.500%	02/11/15	NR	TRY	2,278	1,576,954
Sr. Unsec’d. Notes
5.625%	03/30/21	Baa3		1,750	1,868,125
6.250%	09/26/22	Baa3		6,150	6,811,125
6.750%	04/03/18	Baa3		1,300	1,459,250
6.750%	05/30/40	Baa3		1,550	1,712,750
6.875%	03/17/36	Baa3		600	669,000
7.000%	03/11/19	Baa3		500	572,500
7.000%	06/05/20	Baa3		2,000	2,310,000
7.250%	03/15/15	Baa3		100	107,250
7.250%	03/05/38	Baa3		200	233,000
7.375%	02/05/25	Baa3		100	118,500
7.500%	11/07/19	Baa3		3,400	4,012,000
8.000%	02/14/34	Baa3		1,140	1,419,300
Unsec’d. Notes
5.125%	03/25/22	Baa3		2,100	2,152,500
6.000%	01/14/41	Baa3		3,125	3,117,188
Romanian Government International Bond (Romania),
Bonds
5.900%	07/26/17	NR	RON	2,630	769,981
Sr. Unsec’d. Notes
6.750%	02/07/22	Baa3		1,700	1,895,245
Sr. Unsec’d. Notes, 144A
4.375%	08/22/23	Baa3		996	946,220
Sr. Unsec’d. Notes, MTN
4.875%	11/07/19	Baa3	EUR	600	797,293
Russian Federal Bond - OFZ (Russia),
Bonds
6.800%	12/11/19	Baa1	RUB	25,000	745,672

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
7.500%	03/31/30	Baa1	$19,281	$22,582,403
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.500%	04/04/22	Baa1	1,400	1,429,918
5.000%	04/29/20	Baa1	2,300	2,461,000
5.625%	04/04/42	Baa1	1,000	1,037,500
Rwanda International Government Bond (Rowanda),
Bonds, 144A
6.625%	05/02/23	B(d)	375	326,250
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	05/30/22	Baa1	400	428,000
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.875%	07/25/22	B1	200	191,000
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1	345	392,265
Tanzania Government International Bond (Tanzania),
Notes
6.450%(c)	03/08/20	NR	1,100	1,100,000
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23	Baa3	1,100	959,750
Unsec’d. Notes
4.875%	04/16/43	Baa3	1,300	1,118,000
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.580%	11/21/16	B3	5,865	5,439,787
6.750%	11/14/17	B2	850	777,750
6.875%	09/23/15	B3	1,400	1,372,000
9.250%	07/24/17	B3	1,500	1,496,250
Sr. Unsec’d. Notes, 144A
6.250%	06/17/16	B3	400	371,000
9.250%	07/24/17	B3	385	384,038
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1	1,900	1,862,000
5.750%	10/12/2110	Baa1	376	343,100
6.050%	01/11/40	Baa1	2,200	2,398,000
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1	5,476	4,873,640
5.950%	03/19/19	Baa1	1,450	1,659,525
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25	B2	2,040	1,519,800
8.250%	10/13/24	B2	800	620,000
9.250%	05/07/28	B2	2,382	1,941,167
11.950%	08/05/31	B2	4,524	4,319,943
12.750%	08/23/22	B2	7,035	7,210,875
Vnesheconombank Via VEB Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
6.902%	07/09/20	BBB(d)	800	878,000
Wakala Global Sukuk Bhd (Malaysia),
Sr. Unsec’d. Notes
4.646%	07/06/21	A3	1,000	1,048,907

TOTAL FOREIGN GOVERNMENT BONDS (cost $217,349,955)				207,811,413

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS — 1.4%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3	$2,375	$2,793,047
California Educational Facilities Authority,
Revenue Bonds
5.250%	04/01/40	Aaa	2,310	2,790,180
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1	1,505	1,791,010
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	A1	1,230	1,518,693
Los Angeles Department of Water & Power,
Revenue Bonds
5.000%	07/01/43	Aa2	2,095	2,194,010
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2	275	322,025
State of California,
General Obligation Unlimited
4.000%	09/01/26	A1	2,115	2,121,895
5.000%	04/01/43	A1	370	384,160

				13,915,020

Colorado
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	Aa3	1,215	1,065,203
Regional Transportation District Sales Tax,
Revenue Bonds
5.000%	11/01/38	Aa2	770	821,559

				1,886,762

Delaware
State of Delaware,
General Obligation Unlimited
5.000%	08/01/24	Aaa	1,990	2,395,980

District of Columbia
District of Columbia,
Revenue Bonds
5.250%	12/01/34	Aa1	770	856,756
5.591%	12/01/34	Aa1	120	137,974

				994,730

Florida — 0.1%
Florida Hurricane Catastrophe Fund Finance Corp.,
Revenue Bonds
1.298%	07/01/16	Aa3	2,100	2,082,087
2.995%	07/01/20	Aa3	2,345	2,187,111
Florida State Board of Education,
Revenue Bonds
5.000%	07/01/20	A1	1,520	1,783,188

				6,052,386

Georgia — 0.1%
State of Georgia,
General Obligation Unlimited
5.000%	10/01/21	Aaa	5,745	6,975,234
5.000%	07/01/23	Aaa	995	1,192,776

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Georgia (continued)
5.000%	07/01/24	Aaa	$720	$851,954
5.000%	07/01/25	Aaa	745	871,471

				9,891,435

Hawaii
State of Hawaii,
General Obligation Unlimited
5.000%	12/01/23	Aa2	1,645	1,918,465

Illinois — 0.1%
Chicago IL O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A2	480	567,451
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	Aaa	2,065	2,423,277
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3	300	350,613

				3,341,341

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	134,251

Louisiana
State of Louisiana,
General Obligation Unlimited
5.000%	07/15/21	Aa2	925	1,104,543
5.000%	08/01/21	Aa2	810	967,602

				2,072,145

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3	1,140	1,298,870
5.888%	07/01/43	Aa3	2,120	2,425,450
State of Maryland,
General Obligation Unlimited
5.000%	03/01/24	Aaa	3,555	4,181,889

				7,906,209

Massachusetts — 0.1%
Commonwealth of Massachusetts,
General Obligation Ltd.
4.500%	08/01/31	Aa1	840	841,000
5.000%	06/01/25	Aa1	885	1,008,245
5.250%	09/01/24	Aa1	1,130	1,370,633
Revenue Bonds
5.000%	06/01/23	Aaa	2,215	2,605,061
Massachusetts Bay Transportation Authority,
Revenue Bonds
5.000%	07/01/20	Aa1	930	1,103,259

				6,928,198

Minnesota
State of Minnesota,
Revenue Bonds
5.000%	03/01/27	AA(d)	900	1,000,098

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
5.000%	01/01/29	A3	$1,255	$1,347,280

New York — 0.3%
City of New York,
General Obligation Unlimited
5.000%	04/01/23	Aa2	1,600	1,861,216
6.271%	12/01/37	Aa2	645	773,349
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	1,940	2,635,354
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	1,180	1,309,871
New York City Housing Development Corp.,
Revenue Bonds
6.420%	11/01/27	Aa2	10	10,050
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2	265	311,566
New York City Transitional Finance Authority,
Revenue Bonds
5.000%	11/01/24	Aa1	610	702,409
5.000%	02/01/25	Aa1	620	698,976
5.267%	05/01/27	Aa1	1,810	1,983,108
5.508%	08/01/37	Aa1	1,905	2,107,883
New York State Dormitory Authority,
Revenue Bonds
4.000%	12/15/22	AAA(d)	920	998,264
5.000%	12/15/24	AAA(d)	1,885	2,194,102
New York State Urban Development Corp.,
Revenue Bonds
5.000%	03/15/43	AAA(d)	3,270	3,482,059
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	4,320	3,916,987
Tompkins County Industrial Development Agency,
Revenue Bonds
5.000%	07/01/37	Aa1	780	839,600

				23,824,794

Ohio
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	A2	975	922,019

Oregon
Oregon State Taxable Pension,
General Obligation Unlimited
5.892%	06/01/27	Aa1	60	72,530

Pennsylvania — 0.1%
Commonwealth of Pennsylvania,
General Obligation Unlimited
5.000%	07/01/21	Aa2	1,670	1,993,412
5.000%	04/01/25	Aa2	1,330	1,542,547
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.964%	04/15/26	A2	3,920	3,629,802

				7,165,761

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
South Carolina
South Carolina State Public Service Authority,
Revenue Bonds
4.322%	12/01/27	Aa3	$1,460	$1,439,983

Texas — 0.2%
City of Houston TX,
General Obligation Ltd.
5.000%	03/01/23	AA(d)	850	994,321
6.290%	03/01/32	Aa2	2,845	3,287,682
City of San Antonio TX,
Revenue Bonds
5.250%	02/01/24	Aa1	3,720	4,410,804
County of Harris TX,
General Obligation Ltd.
5.000%	10/01/24	AAA(d)	950	1,107,776
Dallas Independent School District,
General Obligation Unlimited
4.000%	08/15/27	Aaa	945	981,345
5.000%	08/15/29	Aaa	1,025	1,136,623
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa	2,420	2,743,288
University of Texas System,
Revenue Bonds
5.000%	08/15/43	Aaa	2,805	3,030,746

				17,692,585

Utah
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2	1,920	2,313,274

Virginia — 0.1%
Commonwealth of Virginia,
General Obligation Unlimited
4.000%	06/01/24	Aaa	1,730	1,895,994
5.000%	06/01/23	Aaa	695	845,968
University of Virginia,
Revenue Bonds
5.000%	09/01/40	Aaa	1,130	1,186,997
5.000%	06/01/43	Aaa	685	747,013
Virginia College Building Authority,
Revenue Bonds
5.000%	02/01/22	Aa1	620	733,888
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.350%	05/15/35	Aa1	120	131,828
Virginia Public Building Authority,
Revenue Bonds
5.900%	08/01/30	Aa1	1,015	1,175,197
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	Aa1	1,755	1,704,702
5.000%	08/01/23	Aa1	1,470	1,730,984

				10,152,571

Washington
State of Washington,
General Obligation Unlimited
5.000%	07/01/24	Aa1	1,590	1,840,075

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
Washington (continued)
TOTAL MUNICIPAL BONDS (cost $130,823,707)				$125,207,892

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 0.1%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.958%(c)	02/25/34	BB(d)	$43	42,204
Series 2004-D, Class 2A2
3.109%(c)	05/25/34	BBB(d)	21	20,777
Series 2004-H, Class 2A2
3.108%(c)	09/25/34	B1	32	31,134
Series 2004-I, Class 3A2
3.121%(c)	10/25/34	A1	15	14,893
Series 2005-J, Class 2A1
3.100%(c)	11/25/35	Caa2	187	163,806
Series 2005-J, Class 3A1
3.135%(c)	11/25/35	Caa1	55	49,398
Credit Suisse Mortgage Capital Certificates,
Series 2010-1R, Class 12A1
3.319%(c)	03/27/36(g)	AAA(d)	34	33,659
Series 2010-1R, Class 42A1
5.000%	10/27/36(g)	AAA(d)	89	90,546
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K025, Class A1
1.875%	04/25/22	NR	1,970	1,951,735
Series K502, Class A2
1.426%	08/25/17	NR	1,205	1,209,309
Federal National Mortgage Assoc.,
Series 319, Class 2, IO
6.500%	02/01/32(g)	NR	11	1,912
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A5
3.274%(c)	10/18/54(g)	Aaa	575	585,016
Series 2012-1A, Class 3A1
1.774%(c)	10/18/54(g)	Aaa	2,620	2,700,114
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37(g)	NR	1,944	265,736
Series 2010-103, Class IN, IO
4.500%	02/20/39(g)	NR	2,097	274,873
Series 2010-164, Class MI, IO
4.000%	09/20/37(g)	NR	7,917	1,072,079
Series 2011-41, Class AI, IO
4.500%	12/20/39(g)	NR	2,259	376,128
Series 2011-88, Class EI, IO
4.500%	11/20/39(g)	NR	2,075	346,969
Holmes Master Issuer PLC (United Kingdom),
Series 2012-1A, Class A2
1.927%(c)	10/15/54(g)	Aaa	1,860	1,893,410
Series 2012-3A, Class B1, 144A
2.477%(c)	10/15/54	NR	1,250	1,289,515
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
2.974%(c)	07/25/35	Ba3	524	515,196
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%(c)	02/25/40	Aaa	39	38,479

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
2.936%(c)	09/25/35	CCC(d)	$119	$118,222
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.801%(c)	01/25/34	A+(d)	34	33,428
Series 2004-G, Class A3
4.749%(c)	06/25/34	A2	279	278,463
Series 2005-AR2, Class 2A2
2.682%(c)	03/25/35	B2	34	33,638

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,685,393)				13,430,639

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
Federal Home Loan Mortgage Corp.
2.450%(c)	04/01/37		366	387,640
2.500%	05/01/28		3,776	3,799,550
2.598%(c)	01/01/36		9	9,896
2.610%(c)	02/01/37		220	231,254
2.633%(c)	02/01/35		101	107,834
2.666%(c)	07/01/35		22	23,371
2.687%(c)	02/01/37		55	59,107
2.726%(c)	01/01/37		29	30,743
2.804%(c)	03/01/36		43	45,269
2.850%(c)	02/01/37		138	147,840
2.900%(c)	11/01/35		17	18,167
2.910%(c)	09/01/32		2	2,100
3.000%	01/01/43		12,315	12,022,496
3.063%(c)	02/01/37		80	85,736
3.500%	09/01/42-05/01/43		27,234	27,601,870
4.000%	08/01/26-12/01/41		17,062	17,814,294
4.500%	04/01/19-04/01/41		21,775	22,944,641
5.000%	10/01/18-08/01/40		5,069	5,521,452
5.500%	12/01/18-09/01/20		212	225,600
5.891%(c)	12/01/36		6	6,647
5.955%(c)	10/01/36		29	30,792
6.000%	10/01/32-08/01/38		303	329,220
6.088%(c)	10/01/36		37	39,111
6.128%(c)	11/01/36		17	18,303
6.239%(c)	08/01/36		20	21,026
6.500%	08/01/36		98	110,302
7.000%	06/01/32		6	7,025
Federal National Mortgage Assoc.
2.237%(c)	12/01/35		6	5,931
2.500%	05/15/14-04/01/28(a)		21,348	21,536,683
2.538%(c)	12/01/35		39	41,791
2.600%(c)	07/01/35		47	49,928
2.670%(c)	11/01/35		68	72,718
2.703%(c)	11/01/37		200	213,540
2.740%(c)	08/01/37		76	80,555
2.748%(c)	09/01/37		37	39,055
2.772%(c)	08/01/36		56	59,417
2.797%(c)	01/01/37		89	95,606
2.819%(c)	12/01/35		15	16,315

Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	06/01/27-05/01/43	$109,460		$107,883,378
3.040%(c)	12/01/36	58		62,328
3.500%	01/01/26-01/01/43	60,634		61,816,731
4.000%	04/01/24-05/01/42	97,781		102,184,583
4.500%	05/01/19-12/01/41	90,511		95,959,814
5.000%	05/01/18-09/01/41	67,481		72,921,213
5.500%	01/01/17-03/01/40	48,859		53,213,206
5.893%(c)	09/01/36	14		15,143
6.000%	04/01/21-10/01/40	35,030		38,158,681
6.500%	07/01/32-10/01/39	7,325		8,120,410
7.000%	01/01/31-04/01/37	33		38,016
Government National Mortgage Assoc.
2.500%	05/20/27-02/20/43	50,199		47,868,906
3.000%	06/20/27-06/20/43	48,462		48,644,635
3.500%	02/20/27-05/20/43	57,627		59,343,503
4.000%	09/20/25-01/20/41	10,284		10,861,423
4.500%	11/20/39-03/20/41	18,944		20,325,612
5.000%	03/20/34-03/20/41	9,927		10,823,325
5.500%	10/20/32-05/20/34	103		115,382
6.000%	01/20/33	4		3,965
6.500%	09/20/32-12/20/33	19		21,451
7.000%	12/15/13	—	(r)	224
8.000%	12/15/16-07/15/23	6		7,027
8.500%	06/15/16-10/15/26	22		24,774
9.500%	03/15/19-01/15/20	1		1,528

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $869,568,387)				852,268,083

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds
3.125%	02/15/43	42,905		40,049,157
4.625%	02/15/40	37,175		45,301,232
5.375%	02/15/31	4,095		5,334,376
6.750%	08/15/26	8,260		11,827,288
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.875%	07/15/13	9,993		12,664,386
2.000%	07/15/14	17,580		22,390,663
U.S. Treasury Notes
0.125%	09/30/13	15,430		15,431,204
0.625%	11/30/17	65,180		63,545,416
0.875%	02/28/17(a)	119,590		119,291,025
2.625%	07/31/14	26,170		26,853,901
2.625%	04/30/16(k)	32,825		34,663,725

TOTAL U.S. TREASURY OBLIGATIONS (cost $409,491,287)				397,352,373

TOTAL LONG-TERM INVESTMENTS (cost $7,906,844,216)				8,597,825,215

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 8.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund (cost $747,355,964; includes $473,621,693 of cash collateral for securities on loan)(b)(w)(Note 4)	747,355,964	$747,355,964

TOTAL INVESTMENTS — 104.9% (cost $8,654,200,180)		9,345,181,179
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (4.9)%		(440,412,114)

NET ASSETS — 100.0%		$8,904,769,065

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
CVA	Certified Van Aandelen (Bearer)
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depository Receipts
IO	Interest Only
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
REITs	Real Estate Investment Trusts
TIPS	Treasury Inflation Protected Securities
XTSE	Toronto Stock Exchange
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CNY	Chinese Yuan

EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Phillipine Peso
RON	Romanian Leu
RUB	Russian Ruble
SDR	Swedish Depository Receipt
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $461,321,254; cash collateral of $473,621,693 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(r)	Less than $500 par.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation
Short Positions:
163	5 Year U.S. Treasury Notes	Sep. 2013	$19,982,782	$19,730,641	$252,141
129	20 Year U.S. Treasury Bonds	Sep. 2013	18,162,797	17,523,844	638,953
1,876	10 Year U.S. Treasury Notes	Sep. 2013	242,380,234	237,431,250	4,948,984

					$5,840,078

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/16/13	Credit Suisse First Boston Corp.	BRL	3,532	$1,665,252	$1,566,364	$(98,888)
Expiring 08/16/13	Morgan Stanley & Co., Inc.	BRL	773	343,052	342,808	(244)
Expiring 08/16/13	Peshing	BRL	667	306,526	295,800	(10,726)
British Pound,
Expiring 07/10/13	Barclays Capital Group	GBP	414	642,424	628,830	(13,594)
Chilean Peso,
Expiring 08/16/13	Chase Securities	CLP	168,728	342,665	329,332	(13,333)
Expiring 08/16/13	Royal Bank of Scotland	CLP	1,192,848	2,499,943	2,328,259	(171,684)
Chinese Yuan,
Expiring 08/20/13	Deutche Bank	CNY	15,344	2,482,245	2,488,784	6,539
Colombian Peso,
Expiring 08/16/13	Royal Bank of Scotland	COP	665,908	349,191	344,776	(4,415)
Expiring 08/16/13	Royal Bank of Scotland	COP	615,036	333,244	318,437	(14,807)
Euro,
Expiring 08/16/13	Bank of New York Mellon	EUR	130	169,268	169,251	(17)
Indian Rupee,
Expiring 07/22/13	Credit Suisse First Boston	INR	46,300	845,045	775,688	(69,357)
Expiring 07/22/13	Standard Charter	INR	47,549	859,526	796,612	(62,914)
Expiring 07/22/13	State Street Bank	INR	46,172	850,940	773,543	(77,397)
Indonesia Rupiah,
Expiring 11/15/13	Deutche Bank	IDR	8,282,815	831,524	818,145	(13,379)
Malaysian Ringgit,
Expiring 08/16/13	BT Alex Brown	MYR	2,501	840,743	788,923	(51,820)
Mexican Peso,
Expiring 08/16/13	Banc of America Securities LLC	MXN	13,240	994,031	1,017,172	23,141
Expiring 08/16/13	Banc of America Securities LLC	MXN	12,593	950,092	967,466	17,374
Expiring 08/16/13	Banc of America Securities LLC	MXN	11,747	872,799	902,472	29,673
Expiring 08/16/13	Banc of America Securities LLC	MXN	9,894	747,876	760,139	12,263
Expiring 08/16/13	Bank of New York Mellon	MXN	933	71,599	71,653	54
Philippine Peso,
Expiring 08/16/13	Credit Suisse First Boston Corp.	PHP	68,229	1,675,359	1,578,259	(97,100)
Romanian Leu,
Expiring 07/15/13	Banc of America Securities LLC	RON	2,852	845,789	829,816	(15,973)
Russian Ruble,
Expiring 07/15/13	Chase Securities	RUB	25,861	784,996	784,635	(361)
Expiring 07/15/13	Goldman Sachs	RUB	10,834	338,767	328,705	(10,062)
South African Rand,
Expiring 08/16/13	Credit Suisse First Boston Corp.	ZAR	15,377	1,666,811	1,544,169	(122,642)
South Korean Won,
Expiring 09/17/13	Citigroup Global Markets	KRW	925,585	802,762	807,451	4,689
Swiss Franc,
Expiring 08/12/13	Pershing	CHF	96	104,347	101,675	(2,672)
Thai Baht,
Expiring 08/16/13	Banc of America Securities LLC	THB	24,831	842,586	798,452	(44,134)

				$24,059,402	$23,257,616	$(801,786)

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 08/16/13	Goldman Sachs	BRL	28,562	$14,056,448	$12,666,622	$1,389,826
Expiring 08/16/13	State Street Bank	BRL	828	375,000	367,200	7,800
British Pound,
Expiring 07/10/13	Pershing	GBP	464	723,205	706,340	16,865
Expiring 07/10/13	Pershing	GBP	156	236,592	236,768	(176)
Expiring 07/10/13	Pershing	GBP	106	161,527	161,010	517
Expiring 07/10/13	Pershing	GBP	106	162,211	160,953	1,258
Expiring 07/10/13	Royal Bank of Scotland Securities	GBP	953	1,452,658	1,449,351	3,307
Expiring 07/10/13	Royal Bank of Scotland Securities	GBP	210	322,315	319,645	2,670
Chilean Peso,
Expiring 08/16/13	Banc of America Securities LLC	CLP	440,602	851,076	859,989	(8,913)
Expiring 08/16/13	Pershing	CLP	785,379	1,623,857	1,532,941	90,916
Expiring 08/16/13	Royal Bank of Scotland	CLP	576,027	1,142,619	1,124,318	18,301
Chinese Yuan,
Expiring 08/20/13	Citigroup	CNY	15,343	2,476,275	2,488,622	(12,347)
Expiring 08/20/13	Hong Kong & Shanghai Bank	CNY	5,371	866,430	871,172	(4,742)
Colombian Peso,
Expiring 08/16/13	Credit Suisse First Boston Corp.	COP	665,822	341,973	344,732	(2,759)
Expiring 08/16/13	Hong Kong & Shanghai Bank	COP	615,209	329,218	318,527	10,691
Euro,
Expiring 08/16/13	Banc of America Securities LLC	EUR	535	692,178	696,534	(4,356)
Expiring 08/16/13	Charles Schwab	EUR	116	149,840	150,654	(814)
Expiring 08/16/13	Chase Securities	EUR	170	223,417	221,328	2,089
Expiring 08/16/13	Chase Securities	EUR	115	150,046	149,257	789
Expiring 08/16/13	Citigroup	EUR	782	1,015,059	1,018,111	(3,052)
Expiring 08/16/13	Credit Suisse First Boston Corp.	EUR	702	941,367	913,957	27,410
Expiring 08/16/13	Merrill Lynch Capital Markets	EUR	1,322	1,705,710	1,721,154	(15,444)
Expiring 08/16/13	Pershing	EUR	231	299,826	300,727	(901)
Expiring 08/16/13	Pershing	EUR	228	292,837	296,352	(3,515)
Expiring 09/12/13	Goldman Sachs	EUR	245	327,749	318,544	9,205
Expiring 09/12/13	Pershing	EUR	18	23,867	23,524	343
Expiring 09/12/13	State Street	EUR	319	415,855	415,238	617
Expiring 09/12/13	State Street Bank N.Y.	EUR	14,667	19,440,197	19,097,603	342,594
Hungarian Forint,
Expiring 08/16/13	Banc of America Securities LLC	HUF	152,652	668,333	670,242	(1,909)
Indian Rupee,
Expiring 07/22/13	Morgan Stanley & Co., Inc.	INR	89,591	1,525,992	1,500,963	25,029
Expiring 07/22/13	Standard Charter Bank	INR	50,403	838,680	844,427	(5,747)
Mexican Peso,
Expiring 08/16/13	Chase Securities	MXN	46,124	3,771,505	3,543,509	227,996
Expiring 08/16/13	Chase Securities	MXN	14,764	1,223,299	1,134,254	89,045
Expiring 08/16/13	Credit Suisse First Boston	MXN	15,055	1,201,218	1,156,601	44,617
Expiring 08/16/13	Merrill Lynch Capital Markets	MXN	10,292	828,818	790,710	38,108
Philippine Peso,
Expiring 08/16/13	HSBC Securities	PHP	68,222	1,626,269	1,578,097	48,172
Russian Ruble,
Expiring 07/15/13	Charles Schwab	RUB	26,112	825,796	792,273	33,523
Expiring 07/15/13	Chase Securities, Inc.	RUB	26,915	849,040	816,622	32,418
Expiring 07/15/13	Chase Securities, Inc.	RUB	10,838	340,780	328,833	11,947
South Korean Won,
Expiring 09/17/13	Barclays Capital Group	KRW	925,710	816,467	807,560	8,907

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc,
Expiring 08/12/13	Credit Suisse First Boston Corp.	CHF	2,020	$2,112,343	$2,139,412	$(27,069)
Expiring 08/12/13	Morgan Stanley & Co., Inc.	CHF	507	523,271	536,597	(13,326)
Turkish Lira,
Expiring 08/16/13	Goldman Sachs	TRY	10,623	5,824,332	5,464,295	360,037
Expiring 08/16/13	Royal Bank of Scotland	TRY	2,987	1,602,984	1,536,464	66,520

				$75,378,479	$72,572,032	$2,806,447

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,432,732,887	$1,267,816,690	$—
Preferred Stocks	2,115,792	17,613,358	—
Asset-Backed Securities	—	87,346,359	1,635,525
Commercial Mortgage-Backed
Securities	—	125,127,785	—
Corporate Obligations	—	1,059,287,787	8,078,632
Foreign Government Bonds	—	207,811,413	—
Municipal Bonds	—	125,207,892	—
Residential Mortgage-Backed
Securities	—	13,430,639	—
U.S. Government Agency Obligations	—	852,268,083	—
U.S. Treasury Obligations	—	397,352,373	—
Affiliated Money Market Mutual Fund	747,355,964	—	—
Other Financial Instruments*
Futures Contracts	—	5,840,078	—
Forward Foreign Currency Exchange
Contracts	—	2,004,661	—

Total	$5,182,204,643	$4,161,107,118	$9,714,157

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

U.S. Government Agency Obligations	9.6%
Affiliated Money Market Mutual Fund (5.3% represents investments purchased with collateral from securities on loan)	8.4
Oil & Gas	7.4
Pharmaceuticals	4.6
U.S. Treasury Obligations	4.5
Telecommunications	3.7
Financial – Bank & Trust	3.3
Insurance	3.3
Retail & Merchandising	3.0
Commercial Banks	2.7
Financial Services	2.7
Media	2.6
Computer Services & Software	2.4
Foreign Government Bonds	2.3
Real Estate Investment Trusts	2.3

Internet Services	2.1%
Food	2.0
Metals & Mining	2.0
Computer Hardware	1.9
Chemicals	1.9
Manufacturing	1.7
Electronic Components & Equipment	1.6
Beverages	1.5
Commercial Mortgage-Backed Securities	1.4
Municipal Bonds	1.4
Semiconductors	1.4
Diversified Financial Services	1.3
Electric	1.3
Transportation	1.2
Biotechnology	1.2
Automobile Manufacturers	1.2
Asset-Backed Securities	1.0
Utilities	1.0
Aerospace & Defense	0.9

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Pipelines	0.9%
Healthcare Services	0.9
Commercial Services	0.8
Cosmetics/Personal Care	0.8
Medical Supplies & Equipment	0.8
Automotive Parts	0.8
Tobacco	0.6
Machinery & Equipment	0.6
Consumer Products & Services	0.6
Real Estate	0.5
Distribution/Wholesale	0.5
Advertising	0.5
Hotels & Motels	0.4
Retail	0.4
Healthcare Products	0.4
Engineering & Construction	0.4
Restaurants	0.3
Building Materials	0.3
Home Builders	0.3
Environmental Control	0.3
Entertainment & Leisure	0.3

Airlines	0.3%
Farming & Agriculture	0.3
Clothing & Apparel	0.2
Software	0.2
Paper & Forest Products	0.2
Office Equipment	0.2
Conglomerates	0.2
Containers & Packaging	0.2
Residential Mortgage-Backed Securities	0.1
Cable Television	0.1
Banks	0.1
Wireless Telecommunication Services	0.1
Home Furnishings	0.1
Business Services	0.1
Broadcasting	0.1
Toys	0.1
Holding Companies – Diversified	0.1

104.9
Liabilities in excess of other assets	(4.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$5,840,078	*	—	$—
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	3,005,250		Unrealized depreciation on foreign currency forward contracts	1,000,589

Total		$8,845,328			$1,000,589

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Total
Interest rate contracts	$2,904,657	$—	$2,904,657
Foreign exchange contracts	—	(849,579)	(849,579)

Total	$2,904,657	$(849,579)	$2,055,078

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts	Total
Interest rate contracts	$5,138,000	$—	$5,138,000
Foreign exchange contracts	—	2,383,359	2,383,359

Total	$5,138,000	$2,383,359	$7,521,359

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)
$225,583,634	$23,244,033	$54,262,339

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$461,321,254	$—	$—	$461,321,254
Exchange-traded and cleared derivatives	110,492	—	—	110,492
Over-the-counter derivatives	3,005,250	—	—	3,005,250

				464,436,996

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	(1,000,589)	—	—	(1,000,589)

				(1,000,589)

Collateral Amount Pledged/(Received):
Securities on loan				(461,321,254)
Exchange-traded and cleared derivatives				—
Over-the-counter derivatives				—

Net Amount				$2,115,153

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $461,321,254:
Unaffiliated investments (cost $7,906,844,216)	$8,597,825,215
Affiliated investments (cost $747,355,964)	747,355,964
Deposit with broker	9
Receivable for investments sold	64,005,225
Dividends and interest receivable	37,912,144
Tax reclaim receivable	4,974,304
Receivable for fund share sold	3,398,652
Unrealized appreciation on foreign currency forward contracts	3,005,250
Due from broker-variation margin	110,492
Prepaid expenses	8,093

Total Assets	9,458,595,348

LIABILITIES:
Payable to broker for collateral for securities on loan	473,621,693
Payable for investments purchased	75,639,355
Advisory fees payable	2,409,470
Unrealized depreciation on foreign currency forward contracts	1,000,589
Payable to custodian	504,851
Accrued expenses and other liabilities	492,968
Distribution fee payable	96,721
Foreign withheld taxes payable	59,804
Affiliated transfer agent fee payable	417
Payable for fund share repurchased	401
Foreign capital gains tax liability accrued	14

Total Liabilities	553,826,283

NET ASSETS	$8,904,769,065

Net assets were comprised of:
Paid-in capital	$7,769,990,104
Retained earnings	1,134,778,961

Net assets, June 30, 2013	$8,904,769,065

Net asset value and redemption price per share, $8,904,769,065 / 443,648,432 outstanding shares of beneficial interest	$20.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $2,241,077 foreign withholding tax)	$70,211,128
Interest income	43,201,946
Affiliated income from securities lending, net	650,162
Affiliated dividend income	272,131

114,335,367

EXPENSES
Advisory fees	34,737,876
Distribution fee	3,074,148
Shareholder servicing fees and expenses	1,209,396
Custodian and accounting fees	609,000
Trustees’ fees	38,000
Insurance expenses	31,000
Audit fee	19,000
Legal fees and expenses	13,000
Commitment fee on syndicated credit agreement	5,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Miscellaneous	27,718

Total expenses	39,772,138
Less: advisory fee waivers and/or expense reimbursement	(839,566)
Less: shareholder servicing fee waiver	(455,882)

Net expenses	38,476,690

NET INVESTMENT INCOME	75,858,677

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	153,547,124
Futures transactions	2,904,657
Foreign currency transactions	(2,275,815)

154,175,966

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $2,035)	173,348,628
Futures	5,138,000
Foreign currencies	2,169,480

180,656,108

NET GAIN ON INVESTMENTS	334,832,074

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$410,690,751

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$75,858,677	$107,708,234
Net realized gain on investment and foreign currency transactions	154,175,966	100,338,844
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	180,656,108	479,864,676

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	410,690,751	687,911,754

DISTRIBUTIONS	—	(122,715,453)

FUND SHARE TRANSACTIONS:
Fund share sold [53,586,034 and 197,141,018 shares, respectively]	1,065,900,406	3,608,085,438
Fund share issued in reinvestment of distributions [0 and 7,024,353 shares, respectively]	—	122,715,453
Fund share repurchased [8,739,633 and 52,917,694 shares, respectively]	(175,459,271)	(952,075,073)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	890,441,135	2,778,725,818

TOTAL INCREASE IN NET ASSETS	1,301,131,886	3,343,922,119
NET ASSETS:
Beginning of period	7,603,637,179	4,259,715,060

End of period	$8,904,769,065	$7,603,637,179

SEE NOTES TO FINANCIAL STATEMENTS.

A333

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2013 consisted of 78 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to 14 Portfolios listed below together with their investment objectives.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST Advanced Strategies Portfolio (“Advanced Strategies”):    High level of absolute return by using traditional and non-traditional investment strategies and investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.

AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”):    Highest potential total return consistent with its specified level of risk tolerance.

AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”):    High total return consistent with a moderate level of risk.

AST Defensive Asset Allocation Portfolio (“Defensive Asset Allocation”):    Highest potential total return consistent with its specified level of risk tolerance.

AST First Trust Balanced Target Portfolio (“First Trust Balanced Target”):    Long-term capital growth balanced by current income.

AST Franklin Templeton Founding Funds Plus Portfolio (“Franklin Templeton Founding Funds Plus”):    Capital appreciation.

AST PIMCO Limited Maturity Bond Portfolio (“PIMCO Limited Maturity Bond”):    Maximize total return, consistent with preservation of capital and prudent investment management.

AST PIMCO Total Return Bond Portfolio (“PIMCO Total Return Bond”):    Maximize total return, consistent with preservation of capital and prudent investment management.

AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”):    Highest potential total return consistent with its specified level of risk tolerance.

AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”) formerly known as AST First Trust Capital Appreciation Target Portfolio:    Total return.

AST RCM World Trends Portfolio (“RCM World Trends”) formerly known as AST Moderate Asset Allocation Portfolio:    Highest potential total return consistent with it specified level of risk tolerance.

AST Schroders Global Tactical Portfolio (“Schroders Global Tactical”), formerly known as AST CLS Growth Asset Allocation Portfolio:    To outperform its blended performance benchmark. The blended performance benchmark index is currently comprised of the Russell 3000 Index (45%), the MSCI EAFE Index (USD Hedged) (12.5%), the MSCI EAFE Index (USD Unhedged) (12.5%), and the Barclays U.S. Aggregate Bond Index (30%).

AST Schroders Multi-Asset World Strategies Portfolio (“Schroders Multi-Asset World Strategies”):    Long-term capital appreciation.

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”):    High level of total return by investing primarily in a diversified portfolio of equity and fixed-income securities.

B1

2. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolio’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

B2

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

B3

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held:    The Portfolios may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

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Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with a counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange Traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain

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Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios have entered into credit default swaps to provide a measure of protection against defaults of the issuers. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting

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party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2013, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by having master netting arrangements.

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Delayed Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Lending:    The Portfolios may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral

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exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:     The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level. Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions to shareholders are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2013, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

Allianz Global Investors US LLC for RCM World Trends effective April 29, 2013;

BlackRock Financial Management, Inc. for BlackRock Global Strategies;

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First Trust Advisors L.P. for First Trust Balanced Target and Prudential Growth Allocation through April 28, 2013;

LSV Asset Management for a portion of Advanced Strategies;

Marsico Capital Management LLC for a portion of Advanced Strategies;

Pacific Investment Management Company LLC (“PIMCO”) for PIMCO Total Return Bond, PIMCO Limited Maturity Bond and a portion of Advanced Strategies;

PI, through its Strategic Investment Research Group team, also directly manages a portion of the assets of the Advanced Strategies and manages Balanced Asset Allocation and Preservation Asset Allocation and RCM World Trends through April 28, 2013;

Prudential Investment Management, Inc. (“PIM”) for a portion of Prudential Growth Allocation;

Quantitative Management Associates LLC (“QMA”) for Defensive Asset Allocation, a portion of Advanced Strategies and a portion of Prudential Growth Allocation;

Schroder Investment Management North America Ltd. and Schroder Investment Management North America, Inc. for Schroders Multi-Asset World Strategies and Schroders Global Tactical;

T. Rowe Price Associates, Inc. for T. Rowe Price Asset Allocation and a portion of Advanced Strategies;

William Blair & Company, LLC for a portion of Advanced Strategies.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that the advisory fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees through February 24, 2013	Advisory fees at June 30, 2013	Effective Advisory Fees
Advanced Strategies	0.85%	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.79%

Balanced Asset Allocation	0.15%	0.15%	0.15%
BlackRock Global Strategies	1.00%	0.99% first $300 million; 0.98% on next $200 million; 0.97% on next $250 million; 0.96% on next $2.5 billion; 0.95% on next $2.75 billion; 0.92% on next $4 billion; 0.90% in excess of $10 billion	0.98%
Defensive Asset Allocation	N/A	0.15%	0.15%
First Trust Balanced Target	0.85%	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.82%
Franklin Templeton Founding Funds Plus	N/A	0.02%	0.02%
PIMCO Limited Maturity Bond	0.65%	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.63%

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	Advisory Fees through February 24, 2013	Advisory fees at June 30, 2013	Effective Advisory Fees
PIMCO Total Return Bond	0.65%	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $ 2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.61%
Preservation Asset Allocation	0.15%	0.15%	0.15%
Prudential Growth Allocation	0.85%	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $ 2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.81%
RCM World Trends	0.30%	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $ 2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.44%
Schroders Global Tactical	0.95%	0.94% first $300 million; 0.93% on next $200 million; 0.92% on next $250 million; 0.91% on next $ 2.5 billion; 0.90% on next $2.75 billion; 0.87% on next $4 billion; 0.85% in excess of $10 billion	0.92%
Schroders Multi-Asset World Strategies	1.10%	1.09% first $300 million; 1.08% on next $200 million; 1.07% on next $250 million; 1.06% on next $ 2.5 billion; 1.05% on next $2.75 billion; 1.02% on next $4 billion; 1.00% in excess of $10 billion	1.07%
T. Rowe Price Asset Allocation	0.85%	0.84% first $300 million; 0.83% on next $200 million; 0.82% on next $250 million; 0.81% on next $ 2.5 billion; 0.80% on next $2.75 billion; 0.77% on next $4 billion; 0.75% in excess of $10 billion	0.79%

	Fee Waivers through February 24, 2013	Fee Waivers effective February 25, 2013	Fee Waivers effective July 1, 2013

Balanced Asset Allocation	voluntarily waive 0.01% in excess of $5 billion	N/A	N/A

First Trust Balanced Target	voluntarily waive 0.02% in excess of $4 billion	N/A	contractually waive 0.08% through June 30, 2014

PIMCO Total Return Bond	voluntarily waive 0.01% in excess of $6 billion	N/A	N/A

Preservation Asset Allocation	voluntarily waive 0.01% in excess of $5 billion	N/A	N/A

Schroders Global Tactical	contractually waive 0.02% in excess of $4 billion	contractually waive 0.02% in excess of $4 billion	N/A

		Fee Waiver through February 24, 2013	Fee Waiver effective April 29, 2013
Prudential Growth Allocation		voluntarily waive 0.02% in excess of $4 billion	contractually waive 0.02% through June 30, 2014

		Fee Waiver through April 28, 2013	Fee Waiver effective April 29, 2013
RCM World Trends		contractually waive 0.00% first $100 million; 0.05% next $100 million; 0.10% in excess of $200 million	contractually waive 0.07% through June 30, 2014

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		Fee Waiver through February 24, 2013	Fee Waiver effective June 17, 2013
Advanced Strateies		voluntarily waive 0.01% in excess of $5.5 billion	contractually waive 0.01% through June 14, 2014

	Fee Waiver through June 30, 2013	Fee Waiver through February 24, 2013	Fee Waiver effective July 1, 2013
T. Rowe Price Asset Allocation	*	voluntarily waive 0.02% in excess of $4.5 billion	contractually waive 0.02% through June 30, 2014

*  Effective January 1, 2013, the manager has voluntarily agreed to waive two-thirds of the incremental increase in their net management fee as a result of the underlying voluntary subadvisor fee discount. For the period ended June 30, 2013 the manager waived 0.02%.

AST Investment Services, Inc., PI, PIM and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2013, brokerage commission recaptured under these agreements was as follows:

Commission Recapture
Advanced Strategies	$11,805

4. Other Transactions with Affiliates

The Trust, excluding Balanced Asset Allocation Portfolio, Franklin Templeton Founding Funds Plus Portfolio and Preservation Asset Allocation Portfolio, has entered into an agreement with the following affiliated entities; Prudential Insurance Company of America (“PICA”), Pruco Life Insurance Company (“PLAZ”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Prudential Retirement Insurance and Annuity Company (“PRIAC”), Pramerica of Bermuda Life Assurance Company, Ltd., Prudential Annuities Life Assurance Corporation (“PALAC”), and Prudential Annuities Distributors, Inc. (“PAD”), each an indirect, wholly-owned subsidiary of Prudential Financial, Inc., and certain unaffiliated entities pursuant to which the Portfolios paid such affiliated and unaffiliated entities a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets through February 24, 2013. The Investment Manager had voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure: 0.10% on the average daily net assets up to $300 million (no waiver), 0.08% on average daily net assets of the next $200 million (0.02% waiver), 0.07% on average daily net assets of the next $250 million (0.03% waiver), and 0.06% on average daily net assets in excess of $750 million (0.04% waiver). In addition for the Advanced Strategies Portfolio, assets invested in Affiliated Mutual Funds were not subject to the shareholder servicing fee through February 24, 2013.

Effective February 25, 2013, PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Balanced Asset Allocation Portfolio, Defensive Asset Allocation, Franklin Templeton Founding Funds Plus Portfolio, and Preservation Asset Allocation Portfolio. In addition, no 12b-1 fee is charged for the assets of Advanced Strategies Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

B11

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

PIM, an indirect, wholly-owned subsidiary of Prudential, acts as the Trust’s securities lending agent. For the six months ended June 30, 2013, PIM was compensated as follows for these services by the Portfolios:

PIM
Advanced Strategies	$101,913
BlackRock Global Strategies	34,326
First Trust Balanced Target	239,623
Prudential Growth Allocation	219,515
RCM World Trends	50,591
Schroders Global Tactical	88,476
Schroders Multi-Asset World Strategies	215,701
T. Rowe Price Asset Allocation	195,176

5. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2013, were as follows:

	Cost of Purchases	Proceeds from Sales
Advanced Strategies	$4,080,078,549	$3,483,471,436
Balanced Asset Allocation	3,166,154,283	2,900,221,458
BlackRock Global Strategies	3,046,950,011	3,052,424,427
Defensive Asset Allocation	36,156,921	361,911
First Trust Balanced Target	2,594,824,525	2,282,545,226
Franklin Templeton Founding Funds Plus	98,172,200	4,027,472
PIMCO Limited Maturity Bond	227,069,320	186,433,030
PIMCO Total Return Bond	10,594,151,956	11,623,276,920
Preservation Asset Allocation	1,642,403,733	1,717,450,854
Prudential Growth Allocation	9,059,963,848	9,143,964,868
RCM World Trends	3,838,095,246	4,565,226,255
Schroders Global Tactical	2,216,362,885	1,868,429,772
Schroders Multi-Asset World Strategies	1,566,992,928	1,606,143,956
T. Rowe Price Asset Allocation	2,449,159,126	1,471,637,612

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2013 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Advanced Strategies
Federated Aggressive Growth	$35,212,475	$7,136,000	$800,000	$—	$45,817,819
Goldman Sachs Small-Cap Value	25,583,001	2,664,000	—	—	32,524,173
Small-Cap Growth	50,231,353	11,104,000	1,200,000	—	67,821,826
Small-Cap Value	59,853,934	24,796,000	2,000,000	—	92,875,438

	$170,880,763	$45,700,000	$4,000,000	$—	$239,039,256

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Balanced Asset Allocation
AQR Emerging Markets Equity	$—	$47,199,810	$17,551,800	$—	$27,328,444
AQR Large-Cap	—	905,115,702	11,534,600	—	877,369,436
BlackRock Value	193,511,234	8,473,294	118,834,667	—	110,988,493
ClearBridge Dividend Growth	—	424,308,201	9,355,300	—	438,418,712

B12

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Balanced Asset Allocation (continued)
Federated Aggressive Growth	$44,706,250	$24,960,123	$1,547,800	$—	$73,886,666
Goldman Sachs Concentrated Growth	275,170,951	11,457,352	320,295,307	—	—
Goldman Sachs Large-Cap Value	194,677,046	10,573,294	122,689,081	—	112,319,596
Goldman Sachs Mid-Cap Growth	22,882,343	852,500	20,312,032	—	6,181,236
Goldman Sachs Small-Cap Value	36,082,250	16,245,974	620,000	—	58,353,937
High Yield	160,610,790	6,815,596	40,321,500	—	129,701,850
International Growth	439,038,218	80,917,889	4,140,100	—	512,901,569
International Value	439,596,499	86,110,699	15,010,100	—	515,450,894
Jennison Large-Cap Growth	364,174,152	15,934,353	216,131,067	—	199,238,649
Jennison Large-Cap Value	389,328,833	21,864,074	296,467,547	—	169,663,974
Large-Cap Value	396,037,012	14,809,103	201,082,866	—	283,258,651
Lord Abbett Core Fixed-Income	397,410,613	37,935,649	16,327,700	—	408,092,904
Marsico Capital Growth	408,576,683	16,545,354	186,958,382	—	294,311,619
MFS Growth	410,937,560	15,715,354	173,375,998	—	299,426,672
MFS Large-Cap Value	191,458,051	9,888,294	120,130,238	—	111,815,558
Mid-Cap Value	60,082,281	2,280,400	36,011,186	—	34,721,542
Money Market	82,712,553	24,778,853	60,845,200	—	46,646,206
Neuberger Berman Core Bond	132,134,747	13,315,216	4,922,200	—	135,887,974
Neuberger Berman Mid-Cap Growth	33,893,382	1,296,112	13,867,023	—	25,095,646
Parametric Emerging Markets Equity	145,512,861	42,705,477	140,016,700	—	44,186,564
PIMCO Limited Maturity Bond	83,394,576	7,419,742	3,249,400	—	86,158,427
PIMCO Total Return Bond	741,914,390	69,129,212	31,739,200	—	756,876,269
Prudential Core Bond	901,585,720	85,540,471	37,957,100	—	916,640,143
QMA Emerging Markets Equity	—	66,119,735	23,843,800	—	37,989,969
QMA Large-Cap	—	904,675,450	12,804,600	—	873,088,374
Small-Cap Growth	66,369,283	39,315,184	2,457,200	—	114,389,723
Small-Cap Value	84,786,111	51,806,295	2,685,500	—	149,244,887
T. Rowe Price Equity Income	578,130,699	29,164,883	352,828,492	—	336,587,086
T. Rowe Price Large-Cap Growth	366,872,339	13,894,354	225,956,772	—	201,500,291
T. Rowe Price Natural Resources	41,540,406	1,530,183	36,008,600	—	8,465,543
Templeton Global Bond	258,908	—	—	—	240,167
Western Asset Core Plus Bond	477,510,397	43,773,779	22,018,700	—	487,568,420
Western Asset Emerging Markets Debt	94,268,318	13,686,323	323,700	—	98,779,412

	$8,255,165,456	$3,166,154,284	$2,900,221,458	$—	$8,982,775,503

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Defensive Asset Allocation
AQR Emerging Markets Equity	$—	$28,964	$100	$—	$28,028
AQR Large-Cap	—	871,432	3,100	—	860,670
BlackRock Value	—	122,650	12,110	—	109,552
Clearbridge Dividend Growth	—	435,152	—	—	431,739
Federated Aggressive Growth	—	75,272	840	—	74,051
Goldman Sachs Concentrated Growth	—	32,458	32,791	—	—
Goldman Sachs Large-Cap Value	—	122,695	11,815	—	110,323
Goldman Sachs Mid-Cap Growth	—	8,279	1,775	—	6,478
High Yield	—	1,366,784	37,900	—	1,307,089
International Growth	—	522,392	765	—	506,344

B13

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Defensive Asset Allocation (continued)
International Value.	$—	$521,992	$400	$—	$506,753
Jennison Large-Cap Growth	—	217,987	19,590	—	196,298
Jennison Large-Cap Value	—	194,270	29,045	—	165,041
Large-Cap Value	—	292,980	17,045	—	276,313
Lord Abbett Core Fixed-Income	—	3,940,969	13,130	—	3,871,265
Marsico Capital Growth	—	312,213	14,160	—	294,192
MFS Growth	—	311,348	13,570	—	295,534
MFS Large-Cap Value	—	122,650	11,765	—	109,954
Mid-Cap Value	—	38,887	3,870	—	34,813
Money Market	—	687,382	—	—	687,382
Neuberger Berman Core Bond	—	1,314,037	4,335	—	1,290,273
Neuberger Berman Mid-Cap Growth	—	25,579	940	—	24,726
Parametric Emerging Markets Equity	—	46,822	410	—	44,951
PIMCO Limited Maturity Bond	—	822,359	1,835	—	812,760
PIMCO Total Return Bond	—	7,365,131	22,815	—	7,218,808
Prudential Core Bond	—	8,941,727	26,900	—	8,744,725
QMA Emerging Markets Equity	—	40,387	125	—	38,892
QMA Large Cap Value	—	871,107	3,040	—	858,043
Small-Cap Growth	—	112,932	1,680	—	111,601
Small-Cap Value	—	204,878	1,555	—	203,282
T. Rowe Price Equity Income	—	366,524	33,975	—	330,769
T. Rowe Price Large-Cap Growth	—	217,722	20,035	—	198,153
T. Rowe Price Natural Resources	—	14,966	5,325	—	9,255
Western Asset Core Plus Bond	—	4,732,172	13,320	—	4,648,728
Western Asset Emerging Markets Debt	—	853,822	1,850	—	823,638

	$—	$36,156,921	$361,911	$—	$35,230,423

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Franklin Templeton Founding Funds Plus
Franklin Templeton Founding Funds Allocation	$—	$73,226,798	$2,844,104	$—	$68,837,281
Templeton Global Bond	—	24,945,402	1,183,368	—	22,945,760

	$—	$98,172,200	$4,027,472	$—	$91,783,041

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Preservation Asset Allocation
AQR Emerging Markets Equity	$—	$23,347,622	$9,213,500	$—	$12,995,889
AQR Large-Cap	—	444,618,555	19,072,300	—	417,680,253
BlackRock Value	100,238,181	1,871,780	63,534,004	—	52,602,065
ClearBridge Dividend Growth	—	211,753,387	13,491,100	—	209,863,331
Federated Aggressive Growth	23,211,491	10,864,855	1,782,600	—	35,219,317
Goldman Sachs Concentrated Growth	142,530,353	2,566,670	161,943,807	—	—
Goldman Sachs Large-Cap Value	100,842,823	2,041,780	64,299,107	—	53,539,369
Goldman Sachs Mid-Cap Growth	11,863,135	222,948	10,484,220	—	2,985,176
Goldman Sachs Small-Cap Value	18,693,467	7,241,719	580,000	—	28,677,914
High Yield	242,737,528	7,984,511	54,629,800	—	199,916,346
International Growth	227,427,131	27,802,877	9,871,500	—	244,606,021
International Value	227,702,001	31,667,182	16,341,500	—	245,943,549
Jennison Large-Cap Growth	188,642,526	4,297,435	115,413,871	—	95,229,738

B14

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Preservation Asset Allocation (continued)
Jennison Large-Cap Value	$201,676,212	$5,953,135	$154,787,967	$—	$80,394,212
Large-Cap Value	205,147,099	3,763,985	111,181,156	—	134,427,852
Lord Abbett Core Fixed-Income	592,780,562	41,332,825	17,481,700	—	600,478,408
Marsico Capital Growth	211,641,393	6,419,817	104,077,753	—	142,106,266
MFS Growth	212,862,043	5,319,717	97,890,794	—	143,522,916
MFS Large-Cap Value	99,178,701	1,871,780	63,155,612	—	53,293,340
Mid-Cap Value	31,126,521	578,901	19,347,766	—	16,573,685
Money Market	150,553,438	10,642,878	57,468,200	—	103,728,116
Neuberger Berman Core Bond	197,500,428	14,759,275	5,458,400	—	199,954,620
Neuberger Berman Mid-Cap Growth	17,561,768	339,583	7,788,086	—	12,011,057
Parametric Emerging Markets Equity	75,427,974	18,242,598	70,748,300	—	21,075,389
PIMCO Limited Maturity Bond	124,283,725	7,268,157	2,961,200	—	126,511,027
PIMCO Total Return Bond	1,107,170,901	76,268,941	36,550,300	—	1,113,723,753
Prudential Core Bond	1,344,309,817	90,699,071	38,178,500	—	1,348,830,200
QMA Emerging Markets Equity	—	32,806,671	12,628,900	—	18,071,336
QMA Large-Cap	—	444,402,133	19,692,300	—	415,659,297
Small-Cap Growth	34,382,722	16,977,283	2,422,500	—	54,531,634
Small-Cap Value	43,935,226	21,533,683	2,724,000	—	70,436,226
T. Rowe Price Equity Income	299,483,083	8,268,340	188,223,172	—	160,661,033
T. Rowe Price Large-Cap Growth	190,031,330	4,089,435	121,395,569	—	96,106,929
T. Rowe Price Natural Resources	21,683,984	364,029	18,742,300	—	4,042,556
Templeton Global Bond	1,481,339	—	—	—	1,374,111
Western Asset Core Plus Bond	711,841,696	44,640,390	21,733,400	—	717,474,727
Western Asset Emerging Markets Debt	133,214,757	9,579,785	2,155,400	—	128,882,085

	$7,291,163,355	$1,642,403,733	$1,717,450,584	$—	$7,363,129,743

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
RCM World Trends
BlackRock Value	$52,177,805	$6,634,170	$65,222,665	$—	$—
Federated Aggressive Growth	61,899,057	3,219,906	69,322,174	—	—
Goldman Sachs Concentrated Growth	79,016,854	12,697,767	98,595,170	—	—
Goldman Sachs Large-Cap Value	51,864,233	6,634,170	65,370,619	—	—
Goldman Sachs Mid-Cap Growth	6,613,416	1,047,239	8,290,181	—	—
Goldman Sachs Small-Cap Value	17,071,994	2,908,219	22,026,746	—	—
International Growth	164,252,385	47,484,632	218,451,190	—	—
International Value	152,519,644	62,152,873	224,908,065	—	—
Jennison Large-Cap Growth	104,236,328	16,930,357	129,446,370	—	—
Jennison Large-Cap Value	103,979,396	13,268,340	128,604,150	—	—
Large-Cap Value	102,150,941	13,268,340	131,847,543	—	—
Lord Abbett Core Fixed-Income	254,443,194	52,033,857	309,627,317	—	—
Marsico Capital Growth	116,792,598	19,046,651	150,219,160	—	—
MFS Growth	118,216,585	19,046,651	147,808,795	—	—
MFS Large-Cap Value	49,520,673	6,634,170	62,994,066	—	—
Mid-Cap Value	16,841,352	2,051,805	20,919,034	—	—
Money Market	76,634,245	8,739,845	85,374,090	—	—
Neuberger Berman Core Bond	87,040,325	17,344,619	105,102,748	—	—
Neuberger Berman Mid-Cap Growth	9,080,137	1,570,858	11,412,966	—	—
PIMCO Total Return Bond	478,542,041	97,129,867	584,870,594	—	—

B15

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
RCM World Trends (continued)
Prudential Core Bond	$578,996,053	$117,943,410	$705,768,323	$—	$—
Small-Cap Growth	69,349,058	4,829,859	78,826,615	—	—
Small-Cap Value	39,794,227	6,785,845	51,486,216	—	—
T. Rowe Price Equity Income	151,759,434	19,902,510	189,580,391	—	—
T. Rowe Price Large-Cap Growth	104,817,429	16,930,357	130,308,735	—	—
Western Asset Core Plus Bond	307,482,871	62,440,629	375,173,970	—	—

	$3,355,092,275	$638,676,946	$4,171,557,893	$—	$—

Written options transactions, during the six months ended June 30, 2013, were as follows:

	Advanced Strategies		BlackRock Global Strategies
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	306,139,350	$4,972,944	—	$—
Written options	1,596,868,500	4,639,210	344,350	80,096
Expired options	(1,055,944,900)	(4,171,853)	(17,700)	(12,122)
Closed options	(321,658,950)	(1,786,357)	(23,000)	(15,944)

Balance at end of period	525,404,000	$3,653,944	303,650	$52,030

	PIMCO Limited Maturity		PIMCO Total Return
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	72,000,000	$957,925	1,347,800,000	$6,780,287
Written options	16,000	145	3,225,600,000	9,143,528
Expired options	(69,416,000)	(954,395)	(2,169,000,000)	(6,728,738)
Closed options	(2,600,000)	(3,675)	(17,600,000)	(44,972)

Balance at end of period	—	$—	2,386,800,000	$9,150,105

6. Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.
With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Line of Credit

The Portfolios, along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

B16

	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at June 30, 2013
BlackRock Global Strategies	$225,000	1.44%	3	—
Prudential Growth Allocation	2,464,000	1.44%	6	—
RCM World Trends	1,846,000	1.45%	2	—
Schroders Global Tactical	9,381,000	1.45%	12	—

8. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9. Ownership

As of June 30, 2013, substantially all shares of each Portfolio were owned of record by PALAC, Pruco Life Arizona, PLNJ and PICA on behalf of the owners of the variable insurance products issued by each of these entities.

B17

Financial Highlights

(Unaudited)

	AST Advanced Strategies Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012(c)	2011	2010	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.08		$10.84	$10.93	$9.73	$7.96	$11.76

Income (Loss) From Investment Operations:
Net investment income	.07		.18	.17	.12	.17	.28
Net realized and unrealized gain (loss) on investments	.52		1.28	(.16)	1.20	1.87	(3.67)

Total from investment operations	.59		1.46	.01	1.32	2.04	(3.39)

Less Distributions:	—		(.22)	(.10)	(.12)	(.27)	(.41)

Net Asset Value, end of period	$12.67		$12.08	$10.84	$10.93	$9.73	$7.96

Total Return(a)	4.88%		13.65%	.11%	13.71%	26.20%	(29.74)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,311.8		$6,350.6	$3,784.3	$3,505.8	$2,021.8	$950.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.90	%(d)	.93%	.95%	.97%	1.02%	1.05	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.94	%(d)	.98%	.99%	.99%	1.03%	1.05	%(e)
Net investment income	1.30	%(d)	1.54%	1.74%	1.59%	1.97%	2.65%
Portfolio turnover rate	79	%(f)	172%	221%	155%	222%	423%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes interest expense of 0.03% for the year ended December 31, 2008.

(f)	Not annualized.

	AST Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012	2011	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.73		$10.91	$11.11	$9.98	$8.23	$12.06

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		.11	.12	.08	.17	.21
Net realized and unrealized gain (loss) on investments	.65		1.21	(.25)	1.14	1.73	(3.56)

Total from investment operations	.64		1.32	(.13)	1.22	1.90	(3.35)

Less Distributions:	—		(.50)	(.07)	(.09)	(.15)	(.48)

Net Asset Value, end of period	$12.37		$11.73	$10.91	$11.11	$9.98	$8.23

Total Return(a)	5.46%		12.48%	(1.22)%	12.31%	23.30%	(28.76)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9,393.1		$8,712.2	$6,447.4	$6,887.8	$4,612.5	$1,344.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.15	%(d)	.15%	.16%	.16%	.17%	.17%
Expenses Before Waivers and/or Expense Reimbursement	.16	%(d)	.16%	.16%	.16%	.17%	.17%
Net investment income (loss)	(.15	)%(d)	1.06%	1.06%	.80%	1.91%	1.98%
Portfolio turnover rate	33	%(e)	38%	71%	34%	34%	90%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST BlackRock Global Strategies Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31, 2012	April 29, 2011(c) through December 31, 2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.32		$9.27	$10.00

Income (Loss) From Investment Operations:
Net investment income	.05		.10	.06
Net realized and unrealized gain (loss) on investments	.22		1.00	(.79)

Total from investment operations	.27		1.10	(.73)

Less Distributions:	—		(.05)	—

Net Asset Value, end of period	$10.59		$10.32	$9.27

Total Return(a)	2.62%		11.90%	(7.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,998.2		$1,772.8	$1,088.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.09	%(d)	1.10%	1.08	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.10	%(d)	1.13%	1.15	%(d)
Net investment income	1.08	%(d)	1.26%	1.10	%(d)
Portfolio turnover rate	239	%(e)	550%	314	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

	AST Defensive Asset Allocation Portfolio
	April 29, 2013(c) through June 30, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Loss From Investment Operations:
Net investment loss	(.01)
Net realized and unrealized loss on investments	(.51)

Total from investment operations	(.52)

Net Asset Value, end of period	$9.48

Total Return(a)	(5.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$35.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.77	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.77	%(d)
Net investment loss	(1.77	)%(d)
Portfolio turnover rate	2	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST First Trust Balanced Target Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012(c)	2011	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.23		$9.46	$9.76	$8.69	$7.33	$11.59

Income (Loss) From Investment Operations:
Net investment income	.11		.22	.21	.22	.24	.35
Net realized and unrealized gain (loss) on investments	.10		.77	(.35)	1.00	1.45	(4.24)

Total from investment operations	.21		.99	(.14)	1.22	1.69	(3.89)

Less Distributions:	—		(.22)	(.16)	(.15)	(.33)	(.37)

Net Asset Value, end of period	$10.44		$10.23	$9.46	$9.76	$8.69	$7.33

Total Return(a)	2.05%		10.64%	(1.51)%	14.36%	23.85%	(34.49)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,360.1		$4,112.7	$2,784.0	$2,787.4	$1,671.8	$690.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.93	%(d)	.93%	.94%	.94%	.98%	.98%
Expenses Before Waivers and/or Expense Reimbursement	.94	%(d)	.97%	.98%	.98%	.99%	.98%
Net investment income	2.12	%(d)	2.23%	2.33%	2.46%	3.08%	3.58%
Portfolio turnover rate	61	%(e)	94%	130%	62%	49%	119%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Franklin Templeton Founding Funds Plus Portfolio
	April 29, 2013(c) through June 30, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Loss From Investment Operations:
Net investment loss	—	(d)
Net realized and unrealized loss on investments	(.20)

Total from investment operations	(.20)

Net Asset Value, end of period	$9.80

Total Return(a)	(2.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$91.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.24	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.24	%(e)
Net investment loss	(.24	)%(e)
Portfolio turnover rate	8	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST PIMCO Limited Maturity Bond Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012(c)	2011(c)	2010(c)		2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.58		$10.55	$10.58	$10.46		$10.85	$11.36

Income (Loss) From Investment Operations:
Net investment income	.06		.10	.14	.11		.30	.44
Net realized and unrealized gain (loss) on investments	(.23)		.38	.11	.29		.75	(.32)

Total from investment operations	(.17)		.48	.25	.40		1.05	.12

Less Distributions:	—		(.45)	(.28)	(.28)		(1.44)	(.63)

Net Asset Value, end of period	$10.41		$10.58	$10.55	$10.58		$10.46	$10.85

Total Return(a)	(1.61)%		4.60%	2.34%	3.90%		10.33%	1.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,095.3		$1,178.1	$1,026.2	$968.4		$1,033.9	$775.7
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.75	%(d)	.76%	.77%	.79	%(e)	.79%	.78	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.76	%(d)	.78%	.78%	.80	%(e)	.79%	.78	%(e)
Net investment income	1.02	%(d)	.95%	1.34%	1.02%		2.78%	3.92%
Portfolio turnover rate	46	%(f)	297%	575%	368%		363%	410%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes interest expense of 0.01% and 0.01% for the years ended December 31, 2010 and 2008, respectively.

(f)	Not annualized.

	AST PIMCO Total Return Bond Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012(c)		2011(c)		2010(c)		2009(c)		2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.52		$11.91		$12.16		$11.70		$11.31		$12.10

Income (Loss) From Investment Operations:
Net investment income	.13		.25		.26		.25		.35		.63
Net realized and unrealized gain (loss) on investments	(.49)		.84		.13		.64		1.41		(.89)

Total from investment operations	(.36)		1.09		.39		.89		1.76		(.26)

Less Distributions:	—		(.48)		(.64)		(.43)		(1.37)		(.53)

Net Asset Value, end of period	$12.16		$12.52		$11.91		$12.16		$11.70		$11.31

Total Return(a)	(2.88)%		9.32%		3.18%		7.72%		16.53%		(2.26)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,152.3		$8,159.5		$6,925.1		$9,779.9		$8,417.4		$3,108.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.72	%(d)	.73	%(e)	.74	%(e)	.74	%(e)	.75	%(e)	.75	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.73	%(d)	.77	%(e)	.77	%(e)	.77	%(e)	.78	%(e)	.75	%(e)
Net investment income	1.51	%(d)	2.06%		2.14%		2.09%		3.03%		4.20%
Portfolio turnover rate	177	%(f)	482%		755%		633%		445%		506%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with inverse floater securities.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST Preservation Asset Allocation Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012(c)	2011(c)	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.05		$11.76	$11.75	$10.78	$9.10	$11.78

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		.17	.16	.13	.27	.24
Net realized and unrealized gain (loss) on investments	.25		1.00	(.04)	1.00	1.54	(2.47)

Total from investment operations	.24		1.17	.12	1.13	1.81	(2.23)

Less Distributions:	—		(.88)	(.11)	(.16)	(.13)	(.45)

Net Asset Value, end of period	$12.29		$12.05	$11.76	$11.75	$10.78	$9.10

Total Return(a)	1.99%		10.38%	.99%	10.57%	20.04%	(19.55)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,668.8		$7,677.2	$5,854.6	$5,299.9	$3,666.5	$1,340.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.16	%(d)	.15%	.16%	.17%	.17%	.17%
Expenses Before Waivers and/or Expense Reimbursement	.16	%(d)	.16%	.16%	.17%	.17%	.17%
Net investment income (loss)	(.15	)%(d)	1.40%	1.34%	1.13%	2.71%	2.29%
Portfolio turnover rate	22	%(e)	26%	58%	24%	21%	58%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST Prudential Growth Allocation Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012	2011	2010(c)	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.22		$9.20	$9.91	$8.42	$6.86	$11.80

Income (Loss) From Investment Operations:
Net investment income	.08		.16	.15	.14	.15	.24
Net realized and unrealized gain (loss) on investments	.29		1.02	(.76)	1.44	1.60	(4.96)

Total from investment operations	.37		1.18	(.61)	1.58	1.75	(4.72)

Less Distributions:	—		(.16)	(.10)	(.09)	(.19)	(.22)

Net Asset Value, end of period	$10.59		$10.22	$9.20	$9.91	$8.42	$6.86

Total Return(a)	3.62%		12.92%	(6.22)%	19.02%	25.98%	(40.71)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,310.8		$5,048.9	$3,253.6	$4,030.3	$2,419.5	$788.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.92	%(d)	.93%	.93%	.93%	.97%	.98%
Expenses Before Waivers and/or Expense Reimbursement	.93	%(d)	.97%	.98%	.98%	.98%	.98%
Net investment income	1.46	%(d)	1.86%	1.43%	1.61%	2.00%	2.08%
Portfolio turnover rate	209	%(e)	98%	150%	89%	58%	134%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST RCM World Trends Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012	2011	2010(c)	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.21		$9.60	$9.96	$8.95	$7.28	$10.06

Income (Loss) From Investment Operations:
Net investment income	.03		.05	.06	.06	.13	.01
Net realized and unrealized gain (loss) on investments	.16		.91	(.24)	1.00	1.57	(2.78)

Total from investment operations	.19		.96	(.18)	1.06	1.70	(2.77)

Less Distributions:	—		(.35)	(.18)	(.05)	(.03)	(.01)

Net Asset Value, end of period	$10.40		$10.21	$9.60	$9.96	$8.95	$7.28

Total Return(a)	1.86%		10.28%	(1.82)%	11.92%	23.39%	(27.56)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,923.5		$3,616.9	$2,196.5	$1,974.6	$877.4	$141.0
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.50	%(d)	.21%	.23%	.23%	.27%	.41	%(e)
Expenses Before Waivers and/or Expense Reimbursement	.59	%(d)	.30%	.32%	.32%	.33%	.46	%(e)
Net investment income	.63	%(d)	.73%	.72%	.66%	1.61%	1.53%
Portfolio turnover rate	126	%(f)	96%	113%	44%	44%	178%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes 0.01% of loan interest expense.

(f)	Not annualized.

	AST Schroders Global Tactical Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012(c)	2011	2010(c)	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.85		$10.34	$10.71	$9.40	$7.44	$11.53

Income (Loss) From Investment Operations:
Net investment income	.05		.11	.06	.05	.10	.06
Net realized and unrealized gain (loss) on investments	.65		1.52	(.31)	1.29	1.90	(4.12)

Total from investment operations	.70		1.63	(.25)	1.34	2.00	(4.06)

Less Distributions:	—		(.12)	(.12)	(.03)	(.04)	(.03)

Net Asset Value, end of period	$12.55		$11.85	$10.34	$10.71	$9.40	$7.44

Total Return(a)	5.91%		15.91%	(2.39)%	14.34%	27.02%	(35.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,636.4		$3,011.3	$1,613.7	$1,586.4	$603.7	$73.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(d)	.81%	.23%	.24%	.31%	.41	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.05	%(d)	.86%	.32%	.32%	.36%	.50	%(e)
Net investment income	.98	%(d)	.93%	.61%	.52%	1.11%	1.57%
Portfolio turnover rate	78	%(f)	361%	133%	60%	48%	219%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes loan interest of 0.01% for the year ended December 31, 2008.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	AST Schroders Multi-Asset World Strategies Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012	2011	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.83		$12.74	$13.50	$12.17	$9.69	$15.33

Income (Loss) From Investment Operations:
Net investment income	.12		.24	.27	.33	.31	.29
Net realized and unrealized gain (loss) on investments	.32		1.15	(.73)	1.09	2.35	(4.54)

Total from investment operations	.44		1.39	(.46)	1.42	2.66	(4.25)

Less Distributions:	—		(.30)	(.30)	(.09)	(.18)	(1.39)

Net Asset Value, end of period	$14.27		$13.83	$12.74	$13.50	$12.17	$9.69

Total Return(a)	3.18%		11.13%	(3.52)%	11.78%	27.73%	(30.24)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,652.2		$3,605.4	$2,612.7	$2,702.7	$1,072.1	$159.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.20	%(d)	1.20%	1.22%	1.23%	1.35%	1.28%
Expenses Before Waivers and/or Expense Reimbursement	1.21	%(d)	1.24%	1.24%	1.25%	1.35%	1.28%
Net investment income	1.50	%(d)	1.98%	2.14%	2.60%	2.76%	2.25%
Portfolio turnover rate	56	%(e)	103%	161%	123%	142%	264%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	AST T. Rowe Price Asset Allocation Portfolio
	Six Months Ended June 30, 2013(c)		Year Ended December 31,
			2012(c)	2011	2010(c)	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$19.07		$17.21	$17.05	$15.45	$12.75	$18.05

Income (Loss) From Investment Operations:
Net investment income	.18		.33	.27	.29	.28	.39
Net realized and unrealized gain (loss) on investments	.82		1.95	.07	1.47	2.75	(4.88)

Total from investment operations	1.00		2.28	.34	1.76	3.03	(4.49)

Less Distributions:	—		(.42)	(.18)	(.16)	(.33)	(.81)

Capital Contributions (Note 4):	—		—	— (d)	—	—	—

Net Asset Value, end of period	$20.07		$19.07	$17.21	$17.05	$15.45	$12.75

Total Return(a)	5.24%		13.50%	1.98%	11.53%	24.14%	(25.94)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8,904.8		$7,603.7	$4,259.7	$3,523.9	$1,794.6	$693.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	.90	%(e)	.93%	.95%	.96%	.99%	.98%
Expenses Before Waivers and/or Expense Reimbursement	.93	%(e)	.97%	.98%	.98%	1.01%	.98%
Net investment income	1.77	%(e)	1.77%	1.84%	1.84%	2.03%	2.50%
Portfolio turnover rate	23	%(f)	51%	92%	51%	55%	122%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of eleven individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC and AST Investment Services, Inc. (together with Prudential Investments LLC, collectively referred to herein as PI) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 11-12, 2013 (the Meeting) and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.1

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at

1 The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Defensive Asset Allocation Portfolio, and the AST Franklin Templeton Founding Funds Plus Portfolio, because each Portfolio commenced operations in 2012 or earlier in 2013, and the sole shareholder and the Board had previously approved the management and subadvisory agreements for each Portfolio during 2012 or 2013 for an initial period of two years. The Board noted that it would consider the renewal of the agreements for each Portfolio as part of its annual review of the Trust’s advisory agreements in 2014.

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST RCM World Trends Portfolio (formerly, AST Moderate Asset Allocation Portfolio), because it had previously approved a new subadvisory agreement with a new subadviser in January 2013 and the Board and shareholders had approved an amendment to the management agreement for the Portfolio during 2013 for an initial period of two years. The Board noted that it would consider the renewal of the agreements for the Portfolio as part of its annual review of the Trust’s advisory agreements in 2014.

The Board did not consider or renew the subadvisory agreements for each of Brown Advisory LLC and Loomis, Sayles & Company, L.P. with respect to the AST Advanced Strategies Portfolio, because it had initially approved each of the subadvisory agreements in April 2013 for an initial period of two years. The Board noted that it would consider the renewal of the subadvisory agreement for the Portfolio as part of its annual review of the Trust’s advisory agreements in 2014.

The Board did not consider or renew the subadvisory agreements for each of Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the AST Prudential Growth Allocation Portfolio (formerly, AST First Trust Capital Appreciation Target Portfolio), because it had initially approved the subadvisory agreements in January 2013 for an initial period of two years. The Board noted that it would consider the renewal of each subadvisory agreement for the Portfolio as part of its annual review of the Trust’s advisory agreements in 2014.

or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM, Jennison and QMA, each of which are affiliates of PI, both separately and on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that, prior to February 2013, the management fee schedule for most of the Portfolios of the Trust did not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board also took under consideration that, in conjunction with the February 2013 shareholder approval of a distribution and services (12b-1) plan for most Trust Portfolios, PI had reduced the management fee that it receives from each Portfolio covered under the plan by amending the Trust’s management agreement to include management fee breakpoints in the fee schedule for each Portfolio which did not previously have breakpoints in its management fee schedule, and to insert additional management fee breakpoints into the fee schedules for each Portfolio which had preexisting management fee breakpoints.

The Board received and discussed information concerning whether PI realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2012, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2012. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., (“Lipper”) an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios, to adjust expense ratios for selected Portfolios, as well as to institute new waivers or expense caps for selected Portfolios, as is specifically noted below.

In addition, the Board noted that the Administrative Services Fee that was in effect during 2012 had been subject to a tiered Administrative Services Fee waiver, pursuant to which PI waived a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio, as follows: for a Portfolio’s average daily net assets of $300 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $300 million up to and including $500 million, the Administrative Services Fee is reduced to 0.08%; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Services Fee is reduced to 0.07%; and for a Portfolio’s average daily net assets over

$750 million, the Administrative Services Fee is reduced to 0.06%. The Board noted that, as a result of shareholder approval of a 12b-1 plan for most of the Portfolios of the Trust in February 2013 and the corresponding inclusion of fee breakpoints in the Portfolios’ management fee schedules, the Administrative Services Fee was discontinued in February 2013.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Advanced Strategies Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and it shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Balanced Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three- and five-year periods.

•

The Board noted that during July 2008, the Portfolio had been repositioned as a balanced asset allocation fund, and, as a result, the Portfolio’s historical performance record prior to the repositioning was not reflective of the current operation of the Portfolio.

•	The Board concluded that, in light of the Portfolio’s recently improved performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Global Strategies Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and it shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST First Trust Balanced Target Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	4th Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board considered that the Portfolio underperformed its benchmark index over the one-, three- and five-year periods.

•

The Board considered information provided by PI indicating that the Portfolio’s disappointing performance was attributable to a variety of factors, including a large position in US government bonds at a time when corporate bonds were in favor in the market.

•	The Board accepted PI’s recommendation to implement a contractual management fee waiver of 0.08% through June 30, 2014.

•

The Board concluded to continue to monitor the Portfolio’s future performance and consider strategic alternatives if sub-standard performance persisted, and therefore, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided

AST PIMCO Limited Maturity Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, five- and ten-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST PIMCO Total Return Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, five- and ten-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three- and five-year periods.

•	The Board concluded that, in light of the Portfolio’s recently improved performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Growth Allocation Portfolio (formerly, AST First Trust Capital Appreciation Target Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	4th Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over the one-, three- and five-year periods.

•	The Board noted that PI had contractually agreed to waive 0.02% of its management fee through June 30, 2014.

•

The Board noted that earlier in 2013 shareholders had approved the appointment of two new subadvisers to replace the Portfolio’s then existing subadviser, and that the new subadvisers had assumed responsibility for managing the Portfolio in April 2013, and noted that the subadvisory agreements were not currently under consideration.

•	The Board concluded that the historical performance of the Portfolio did not reflect the performance of the new subadvisers.

•	The Board concluded that in light of the recent change in subadvisers for the Portfolio, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Schroders Global Tactical Portfolio (formerly, AST CLS Growth Asset Allocation Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three- year periods, though it underperformed its benchmark index over the five-year period.

•

The Board noted that during April 2012, the Portfolio had changed subadvisers and adopted new investment policies and investment strategies, and, as a result, the Portfolio’s historical performance record prior to these changes was not reflective of the current operation of the Portfolio.

•

The Board concluded that in light of the recent change in subadvisers for the Portfolio, it would be in the best interests of the Portfolio and its shareholder to renew the agreements to allow the subadviser to continue to develop a performance record to be evaluated against.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Schroders Multi-Asset World Strategies Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted PI’s assertion that the Portfolio’s performance against its Peer Universe was hurt by the fact that the other funds in the Peer Universe typically held more of their assets in equities than the Portfolio, and during a time of positive market performance, the Portfolio’s relative underweight in equities detracted from its performance against peer funds.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board accepted PI’s recommendation to contractually waive 0.02% of its management fee through June 30, 2014.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Approval of New Management and Subadvisory Agreements

Approval of New Management and Subadvisory Agreements: AST Defensive Asset Allocation Portfolio

Initial Approval of the Portfolio’s Advisory Agreements

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered the proposed management agreement (the Management Agreement) with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with Quantitative Management Associates LLC (QMA or the Subadviser), with respect to the AST Defensive Asset Allocation Portfolio (the Portfolio) prior to the Portfolio’s commencement of operations. The Board, including a majority of the Independent Trustees, met on January 28, 2013 and approved the Advisory Agreements for an initial two year period, after concluding that approval of the Advisory Agreements was in the best interest of the Portfolio.

In advance of the meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; comparable performance information; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the Advisory Agreements; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager and the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meeting on January 28, 2013. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreements with respect to the Portfolio.

The Board determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of the Trust at the June 13-15, 2012 Board meetings, and concluded that it was satisfied with the nature, quality, and extent of services provided by the Manager under the management agreement covering the other Trust portfolios. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by the Manager under the amended Management Agreement covering the Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to the Subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio under the Subadvisory Agreement. The Board considered, among other things, the background and experience of the portfolio managers for the Subadviser. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the Subadviser. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) regarding the Subadviser. The Board concluded that with respect to the Subadviser, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

Because the Portfolio had not yet commenced operations, no investment performance information for the Portfolio existed for Board review. The Board, however, received and considered information regarding the investment performance of other accounts managed by the Subadviser utilizing an investment strategy similar to the strategy proposed for the Portfolio. The Board concluded that it was satisfied with the performance records of the Subadviser.

While there was no historical performance information of the Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees and estimated overall expense ratio for the Portfolio. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the Portfolio were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser and their affiliates in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Trust portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interest of the Portfolio.

Approval of New Management Agreement: AST Franklin Templeton Founding Funds Plus Portfolio

Initial Approval of the Portfolio’s Management Agreement

As required by the Investment Company Act of 1940, as amended (the 1940 Act) the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered the proposed management agreement (the Management Agreement) with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) with respect to the AST Franklin Templeton Founding Funds Plus Portfolio (the Portfolio) prior to the Portfolio’s commencement of operations. The Board, including a majority of the Independent Trustees, met on January 28, 2013 and approved the Management Agreement for an initial two year period, after concluding that approval of the Management Agreement was in the best interest of the Portfolio.

In advance of the meeting, the Board requested and received materials relating to the Management Agreement, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Management Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager; performance information of the two portfolios into which the Portfolio will invest all of its assets, the AST Franklin Templeton Founding Funds Allocation Portfolio and the AST Templeton Global Bond Portfolio (collectively, the Underlying Portfolios); the fees proposed to be paid by the Portfolio to the Manager under the Management Agreement; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager. In connection with its deliberations, the Board considered information provided by the Manager at or in advance of the meeting on January 28, 2013. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Management Agreement with respect to the Portfolio.

The Board determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to the Management Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Management Agreement and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Management Agreement are separately discussed below.

Nature, Quality and Extent of Services

The Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of the Trust at the June 13-15, 2012 Board meetings, and concluded that it was satisfied with the nature, quality, and extent of services provided by the Manager under the management agreement covering the other Trust portfolios. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by the Manager under the amended Management Agreement covering the Portfolio would be similar in nature to those provided under the management agreement approved in June 2012.

Performance

Because the Portfolio had not yet commenced operations, no investment performance information for the Portfolio existed for Board review. The Board, however, received and considered performance information regarding the two strategies used by the Underlying Portfolios. The Board concluded that it was satisfied with the performance records.

The Board noted that it would review performance information with respect to the Portfolio in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fees to be paid by the Portfolio to the Manager under the Management Agreement. The Board noted that the Portfolio would pay a management fee lower than the management fees paid by other portfolios of the Trust, including the Underlying Portfolios. The Board also noted that the Portfolio would not pay a subadvisory fee to a subadviser, but that it would, as a fund-of-funds, bear its proportionate share of the investment advisory fees and other expenses incurred by the Underlying Portfolios. The Board concluded that the management fees to be paid by the Portfolio were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Trust portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Manager were consistent with the types of benefits generally derived by investment managers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Management Agreement was in the best interest of the Portfolio.

Approval of Amended Management Agreement & New Subadvisory Agreement:

AST RCM World Trends Portfolio

(formerly, AST Moderate Asset Allocation Portfolio)

Matters Considered by the Board

As required by the Investment Company Act of 1940, as amended (the 1940 Act) the Board of Trustees (the Board) of the Advanced Series Trust (the Trust), including a majority of the Independent Trustees, met during the Board meeting that took place on January 28, 2013, to consider proposals by Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) to change the Portfolio’s investment management fee rate, subadvisory arrangements, investment strategy, investment policies, blended performance benchmark, and name (collectively referred to as the Portfolio Repositioning). All of the Independent Trustees attended the Board meeting. In advance of the Board meeting, the Trustees received materials relating to all aspects of the Portfolio Repositioning and had the opportunity to ask questions and request additional information in connection with their consideration of the Portfolio Repositioning, including the proposed increased investment management fee rate. The materials included, among other things, a comparative analysis of the current investment management fee rate and total expenses for the Portfolio (the Current Portfolio), the proposed investment management fee rate and total expenses for the Portfolio after the changes were implemented (the Repositioned Portfolio), and the investment management fee rates and total expenses for mutual funds with investment policies and strategies similar to those of the Current Portfolio and the Repositioned Portfolio ( i.e. , variable insurance product (VIP) funds in Lipper Inc.’s mixed-asset target allocation moderate category).

At such meeting, the Board, including a majority of the Independent Trustees, approved amending the management agreement, including increasing the investment management fee rate. The Board also approved the execution of a subadvisory agreement relating to the Portfolio between the Manager and RCM Capital Management LLC (RCM), and certain changes to the Portfolio’s non-fundamental investment policies and blended performance benchmark as outlined above. At such meeting, the Board received oral presentations from representatives of the Manager and had the opportunity to ask questions and obtain additional information about the Portfolio Repositioning, including the proposed increased investment management fee rate.

The material factors and conclusions that formed the basis for the Trustees’ determination to approve the amendment to the management agreement are discussed separately below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Current Portfolio by the Manager and CLS Investment Firm (CLS) under the current management agreement and the previous subadvisory agreement and the nature and extent of services to be provided to the Repositioned Portfolio by the Manager and RCM under the amended management agreement and the new subadvisory agreement. The Board considered the Manager’s representation that the nature and extent of services to be provided by the Manager and RCM under the amended management agreement and the new subadvisory agreement would likely be greater than those provided by the Manager and CLS under the current management agreement and the previous subadvisory agreement, due to the increased oversight, time, and expense which will be required to properly manage the Portfolio after it is transitioned from a “fund-of-funds” structure to a global asset allocation fund that pursues global investment strategies. The Board concluded that it was satisfied with the nature, extent, and quality of the investment advisory services expected to be provided to the Portfolio by the Manager and RCM under the amended management agreement and the new subadvisory agreement.

Investment Performance

Although the Board considered the historical performance of the Current Portfolio as part of the overall Portfolio Repositioning, it did not consider that performance as a specific factor in approving the revised fee schedule for the amended management agreement. The Board noted, however, that the current management agreement had been considered and renewed by the Board in June 2012 as part of its annual consideration of the renewal of the Current Portfolio’s investment management agreement, and that it had considered the Portfolio’s historical investment performance at that time.

The Board also considered that it was approving RCM as subadviser for the Portfolio and that RCM would be implementing a new investment strategy for the Portfolio. Neither the Manager nor RCM manage any single pooled investment vehicle that uses all of the investment strategies that are expected to be used in connection with the Repositioned Portfolio. As a result, there was no directly comparable investment performance for the Repositioned Portfolio for the Board to review at the Board Meeting. The investment strategies to be used by RCM in connection with the Repositioned Portfolio, however, are also used by RCM in connection with its management of various other registered investment companies and/or pooled investment vehicles. The Board did review historical investment performance information for the relevant RCM strategies and their respective benchmark indices at the Board meetings.

Increased Investment Management Fee Rate

The Manager proposed the increased investment management fee rate for the Repositioned Portfolio to the Board in order to effect the Portfolio Repositioning. As noted above, the Current Portfolio operates as a “fund-of-funds” by investing approximately 90% of its assets in Underlying Trust Portfolios and may invest up to 10% of its assets in Underlying ETFs. Under the terms of the previous subadvisory agreement, CLS was generally responsible for determining the Current Portfolio’s target asset allocation among the various asset classes ( i.e. , equities, debt, and cash/money market) and selecting weighted combinations of Underlying ETFs for 10% of the Current Portfolio’s assets. PI is currently making these determinations until a replacement subadviser is approved. The Manager is responsible for selecting the Underlying Trust Portfolios to be used as the fulfillment options for these asset allocation decisions, conducting cash management activities, and otherwise handling the actual day-to-day investment management of the Current Portfolio, including the purchase, retention, and sale of all portfolio securities and instruments, including Underlying Trust Portfolios and Underlying ETFs.

The Board noted that the Repositioned Portfolio, on the other hand, will not invest substantially all of its assets in Underlying Trust Portfolios and Underlying ETFs like the Current Portfolio. Instead, the Repositioned Portfolio will implement various investment strategies and global tactical asset allocation strategies primarily through the purchase and sale of equity and debt securities and the use of other financial instruments (e.g. , future contracts, currency forwards, swap agreements, and options). As a result, RCM will be responsible for asset allocation, security selection, and overall day-to-day investment management of the Repositioned Portfolio. In order to pursue this investment strategy, RCM must research and analyze domestic and foreign macro-economic and financial issues and the characteristics of the different global equity markets. The Board accepted the Manager’s assertion that the subadvisory fee rate for RCM reflects the increased operational and investment management responsibilities and corresponding costs to be incurred by RCM as compared to CLS. In turn, RCM’s use of a global investment strategy when compared to the current “fund-of-funds” structure will result in an increase in the amount of time, oversight, and attention that will be required by the Manager’s investment management, fund administration, legal, and compliance professionals. In short, the Board accepted the Manager’s assertion that the proposed increased contractual investment management fee rate will permit the Manager to: (i) retain and pay RCM to handle asset allocation, security selection, and overall day-to-day investment management of the Repositioned Portfolio; and (ii) compensate the Manager for the additional services provided by the Manager in connection with the proposed changes to the Repositioned Portfolio.

Even though the Repositioned Portfolio’s contractual investment management fee rate is higher than the Current Portfolio’s contractual investment management fee rate of 0.30%, the Board noted that the Repositioned Portfolio’s contractual investment management fee rate:

•

was in range of the net effective management fee rate of 0.82% that was paid to the Manager for the Current Portfolio for the twelve-month period ended December 31, 2011, taking into account the investment management fees paid by the Underlying Trust Portfolios, and after application of the 0.09% voluntary investment management fee waiver;

•

was in range of the gross effective investment management fee rate of 0.91% that would have been paid to the Manager for the Current Portfolio for the twelve-month period ended December 31, 2011 absent application of the 0.09% voluntary investment management fee waiver for the Current Portfolio, taking into account the investment management fees paid by the Underlying Trust Portfolios;

•	was comparable with those of the Trust’s other asset allocation fees paid by the Underlying Trust Portfolios that are not principally structured as funds-of-funds; and

•	was comparable with contractual fee increases in connection with the repositioning of certain Trust portfolios from a fund-of-funds structure to a non fund-of-funds structure.

In addition, the Board noted that the Repositioned Portfolio’s estimated net effective investment management fee rate, after application of the contractual investment management fee waiver on the Repositioned Portfolio, was in range of the Current Portfolio’s net effective management fee rate for the twelve-month period ended December 31, 2011, taking into account the investment management fees paid by the Underlying Trust Portfolios, and after application of the 0.09% voluntary investment management fee waiver on the Current Portfolio.

Finally, even though RCM’s contractual subadvisory fee rate for the Repositioned Portfolio is higher than CLS’s contractual subadvisory fee rate for the Current Portfolio, the Board noted that the gross effective subadvisory fee rate paid by the Manager in connection with the Current Portfolio for the twelve-month period ended December 31, 2011 (taking into account the subadvisory fees paid by the Underlying Trust Portfolios) was actually higher than the subadvisory fee rate that would have been paid to RCM in connection with the Repositioned Portfolio during that period.

Comparative Analysis of Investment Management Fee Rates

The Board compared the Current Portfolio’s actual investment management fee and net total expense ratio for the twelve-month period ended December 31, 2011 and the proposed investment management fee and projected net total expense ratio for the Repositioned Portfolio assuming the Portfolio Repositioning had gone into effect during the same period with those of comparable mutual funds as selected by Lipper, Inc. (Lipper), an independent provider of investment performance and expense information to mutual funds and their boards of directors/trustees. Lipper classified both the Current Portfolio and the Repositioned Portfolio as variable insurance products (VIP) mixed-asset target allocation moderate funds. The actual management fee represents the fee rate actually paid by each fund classified by Lipper as a VIP mixed-asset target allocation moderate fund, including the Current Portfolio and the Repositioned Portfolio, and includes any fee waivers or reimbursements. The net total expense ratio for each fund classified by Lipper as a VIP mixed-asset target allocation moderate fund, including the Current Portfolio and the Repositioned Portfolio, represents the actual expense ratio incurred by fund shareholders, but does not include the charges associated with the relevant variable insurance contracts.

These comparisons placed the Current Portfolio and the Repositioned Portfolio in various quartiles, with the first quartile being the best 25% of the relevant mutual funds (in the case of expenses, the lowest-cost mutual funds) and the fourth quartile being the most expensive of the relevant mutual funds.

The materials provided to the Board in advance of the Board Meeting indicated that the total gross expense ratio and the total net expense ratio for both the Current Portfolio and the Repositioned Portfolio fell within the third quartile of the Lipper VIP mixed-asset target allocation moderate funds universe.

The Board also reviewed the annualized investment management fee information in the Lipper VIP mixed-asset target allocation moderate funds universe. As the Current Portfolio is a fund-of-funds and the Repositioned Portfolio is not a fund-of-funds, the Board reviewed the annualized investment management fee information in the Lipper universe in two separate sub-universes, one sub-universe of fund-of-funds, including the Current Portfolio, and another sub-universe of non fund-of-funds, including the Repositioned Portfolio. The materials provided to the Board in advance of the Board Meeting indicated that the contractual investment management fee rate for both the Current Portfolio and the Repositioned Portfolio fell within the fourth quartile of the relevant Lipper sub-universe.

The Board noted that the Repositioned Portfolio will be a global asset allocation fund that pursues global investment strategies and also noted that the broad geographical reach of the Repositioned Portfolio will require larger amounts of time and resources for oversight and administration as compared to the Current Portfolio. In short, the Board found it reasonable to conclude that the investment management and subadvisory arrangements for the Repositioned Portfolio should be evaluated in light of these differences.

Manager’s Profitability

Because the engagement of RCM with respect to the Current Portfolio is new, there is no historical profitability with regard to the proposed subadvisory arrangements with the Current Portfolio. As a result, the Board did not consider this factor. The Board noted that profitability would be reviewed in connection with future annual reviews of advisory agreements.

Economies of Scale

The Board considered the potential for the Manager to experience economies of scale as the Portfolio grows in size. The Board considered that the amended management agreement would not provide breakpoints (that is, reductions in the fee rate as the size of the Portfolio increases), that the proposed subadvisory fee rate for RCM would include breakpoints in the fee rate paid by the Manager to RCM, and that the subadvisory breakpoints would reduce that fee rate if the Portfolio increases in size. The Board noted that it will consider economies of scale (and any corresponding expense caps or waiver arrangements) as part of any future annual review of the amended management agreement.

Other Benefits to the Manager or its affiliates from serving as co-investment managers

The Board did not consider ancillary or potential “fall out” benefits accruing to the Manager as a result of its service as investment manager for the Portfolio. The Board noted that it had previously considered the ancillary or fall-out benefits accruing to the Manager as part of its annual consideration of the renewal of the current Management Agreement for the Current Portfolio in June 2012, and that it had determined any such benefits to be reasonable at that time. The Board also noted that it will consider ancillary benefits as part of any future annual review of the amended management agreement.

Conclusion

Based on the materials provided to the Trustees and the presentations made by the Manager and RCM at the Board meeting, the Board concluded that approving the Portfolio Repositioning and the increased management fee rate was in the best interests of the Portfolio and its shareholders.

Approval of New Subadvisory Agreements: AST Advanced Strategies Portfolio

Approval of New Subadvisory Agreements

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered (i) a proposed subadvisory agreement among Prudential Investments LLC (PI), AST Investment Services, Inc. (ASTIS, and together with PI, the Manager) and Loomis, Sayles & Company, L.P. (Loomis Sayles), and (ii) a proposed subadvisory agreement between the Manager and Brown Advisory, LLC (Brown Advisory, and together with Loomis Sayles, the Subadvisers). The subadvisory agreements with the Subadvisers (the Subadvisory Agreements) relate to the appointment of the Subadvisers to replace Marsico Capital Management, LLC (Marsico) as the new subadvisers for the large-cap growth sleeve of the AST Advanced Strategies Portfolio (the Portfolio). The Board, including all of the trustees who were not parties to the Subadvisory Agreements and were not interested persons of those parties, as defined in the 1940 Act (the Independent Trustees), met on April 23, 2013 and approved the Subadvisory Agreements for an initial two year period, after concluding that approval of the Subadvisory Agreements was in the best interests of the Portfolio and its beneficial shareholders.

In advance of the meeting, the Board requested and received materials relating to the Subadvisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Subadvisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Subadvisers; comparable performance information; the fees paid by the Manager to the Subadvisers; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Subadvisers. In connection with its deliberations, the Board considered information provided by the Manager and the Subadvisers at or in advance of the meeting on April 23, 2013. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Subadvisory Agreements with respect to the Portfolio.

The Board determined that the overall arrangements among the Manager and the Subadvisers are appropriate in light of the services to be performed and the fee arrangements under the Subadvisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Subadvisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by Marsico under the current subadvisory agreement and those that would be provided by the Subadvisers under the proposed Subadvisory Agreements, noting that the nature and extent of services under the existing and new agreements were generally similar in that Marsico and the Subadvisers were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers of the Subadvisers. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to each of the Subadvisers. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to each of the Subadvisers.

The Board concluded that, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadvisers, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadvisers.

Performance

The Board received and considered information regarding the Subadvisers’ investment performance in funds and accounts that use investment strategies similar to the strategies to be used by the Subadvisers for the Portfolio. The Board concluded that it was satisfied with the performance record of each of the Subadvisers.

Fee Rates

The Board considered the proposed subadvisory fee rates payable from the Manager to each of the Subadvisers under the Subadvisory Agreements. The Board considered that the subadvisory fee rates for each of the Subadvisers were lower than that for Marsico. The Board noted that the lower subadvisory fee rates would result in an increase in the net investment management fee to be retained by the Manager, and therefore the Manager agreed to waive a portion of the management fee paid by the Portfolio to the Manager. The Board noted that it would review the management fee paid to the Manager by the Portfolio in connection with future annual reviews of advisory agreements. The Board concluded that the proposed subadvisory fee rates were reasonable.

Profitability

Because the engagement of the Subadvisers is new, there is no historical profitability information with respect to the proposed subadvisory arrangements for the Portfolio. As a result, the Board did not consider this factor. The Board noted that it would consider profitability information as part of future annual reviews of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedule for Brown Advisory contained breakpoints that reduced the fee rate on assets above specified levels and that the proposed subadvisory fee schedule for Loomis Sayles did not contain breakpoints and therefore the subadvisory fee rate for Loomis Sayles would not be reduced on assets above any specified levels. The Board noted that it would consider economies of scale in connection with the annual reviews of advisory agreements.

Other Benefits to the Subadvisers

The Board considered potential “fall out” or ancillary benefits anticipated to be received by the Subadvisers and their affiliates in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Subadvisers included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Subadvisory Agreements was in the best interests of the Portfolio and its beneficial shareholders.

Approval of New Subadvisory Agreements: AST Prudential Growth Allocation Portfolio

(formerly, AST First Trust Capital Appreciation Target Portfolio)

Matters Considered by the Board

As required by the Investment Company Act of 1940, as amended (the 1940 Act) the Board of Trustees (the Board) of the Advanced Series Trust (the Trust), including a majority of the Independent Trustees, met during the Board meeting that took place on January 28, 2013, to consider proposals by Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) to change the Portfolio’s subadvisory arrangements, investment objective, investment strategies, and name (referred to collectively herein as the Portfolio Repositioning). All of the Independent Trustees attended the Board meeting. In advance of the Board Meeting, the Trustees received materials relating to all aspects of the Portfolio Repositioning and had the opportunity to ask questions and request additional information in connection with their consideration of the Portfolio Repositioning.

At such meeting, the Board, including a majority of the Independent Trustees, approved the termination of the existing subadvisory agreement relating to the Portfolio between the Manager and First Trust Advisors, L.P. (the Current Subadviser), the execution of new subadvisory agreements relating to the Portfolio between the Manager and each of Quantitative Management Associates LLC (QMA) and Prudential Investment Management, Inc. (PIM) and certain changes to the Portfolio’s non-fundamental investment policies and blended performance benchmark as outlined above. At such meeting, the Board received oral presentations from representatives of the Manager and each of QMA and PIM and had the opportunity to ask questions and obtain additional information about the Portfolio Repositioning.

The material factors and conclusions that formed the basis for the Trustees’ determination to approve the proposed subadvisory arrangements with each of QMA and PIM are discussed separately below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Current Portfolio by the Manager and the Current Subadviser under the current Management Agreement and the current subadvisory agreement, and the nature and extent of services to be provided to the Repositioned Portfolio by the Manager and each of QMA and PIM under the new subadvisory agreements. The Board concluded that it was satisfied with the nature, extent, and quality of the investment advisory services expected to be provided to the Portfolio by the Manager and each of QMA and PIM under the new subadvisory agreements.

Investment Performance

The Board noted that the current management agreement had been considered and renewed by the Board in June 2012 as part of its annual consideration of the renewal of the Portfolio’s investment management agreement, and that it had considered the Portfolio’s historical investment performance at that time.

The Board also considered that it was approving QMA and PIM each as one of two new subadvisers for the Repositioned Portfolio and that QMA and PIM would be implementing a new investment strategy for the Current Portfolio. The investment strategies to be used by QMA and PIM in connection with the Repositioned Portfolio are used by QMA and PIM in connection with their management of portions of other registered investment companies and/or pooled investment vehicles and the Board concluded that their performance records were satisfactory.

Profitability

Because the engagement of QMA and PIM with respect to the Portfolio is new, there is no historical profitability with regard to the proposed subadvisory arrangements with the Portfolio. As a result, the Board did not consider this factor. The Board noted that profitability would be reviewed in connection with future annual reviews of advisory agreements.

Economies of Scale

In connection with their annual review of advisory agreements, the Board considered the potential for QMA and PIM to experience economies of scale as the amount of assets of the Prudential funds managed by QMA and PIM increased in size. The Board further considered that the proposed subadvisory fee rates for each of QMA and PIM for the Portfolio would include breakpoints in the fee rates paid by the Manager to each of QMA and PIM, and that the subadvisory breakpoints would reduce that fee if the amount of assets of the Portfolio managed by QMA and PIM increased in size. The Board noted that there was no proposed change in the management agreement’s fee rates and breakpoints and that it would again review economies of scale at the next annual review of advisory agreements.

Other Benefits to the Manager or their affiliates from serving as co-investment managers

The Board did not consider ancillary or potential “fall out” benefits accruing to the Manager as a result of their service as co-investment managers for the Portfolio. The Board noted that it had previously considered the ancillary or fall-out benefits accruing to the Manager as part of its annual consideration of the renewal of the current management agreement for the Portfolio in June 2012, and that it had determined any such benefits to be reasonable at that time. The Board also noted that it will consider ancillary benefits as part of any future annual review of the management agreement.

Conclusion

Based on the materials provided to the Trustees and the presentations made by the Manager and QMA and PIM at the Board meeting on January 28, 2013, the Board concluded that approving each of QMA and PIM as new subadvisers were in the best interests of the Portfolio and its shareholders.

Proxy Voting Results (Unaudited)

1. At special joint meetings of each Portfolio of the Trust held on February 14, 2013, shareholders of the Trust’s Portfolios approved the election of the following individuals to the Trust’s Board of Trustees:

Susan Davenport Austin
For	14,856,658,813.544
Withheld	601,523,836.517

Sherry S. Barrat
For	14,875,516,907.467
Withheld	582,665,742.594

Kay Ryan Booth
For	14,875,526.371.420
Withheld	582,656,278.641

Timothy S. Cronin
For	14,893,388,068.436
Withheld	564,794,581.625

Delayne Dedrick Gold
For	14,831,761,608.273
Withheld	626,421,041.788

Robert F. Gunia
For	14,871,016,149.621
Withheld	587,166,500.440

W. Scott McDonald, Jr.
For	14,845,060,424.795
Withheld	613,122,225.266

Thomas T. Mooney
For	14,857,386,432.828
Withheld	600,796,217.233

Thomas M. O’Brien
For	14,883,706,788.023
Withheld	574,475,862.038

Robert F. O’Donnell
For	14,887,600,982.090
Withheld	570,581,667.971

F. Don Schwartz
For	14,825,543,871.654
Withheld	632,638,778.407

2. At special joint meetings of the indicated Portfolios of the Trust held on February 14, 2013, shareholders of each Portfolio approved a proposal to adopt a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

AST Advanced Strategies Portfolio

	Shares Voted	%Voted
For	458,160,463.793	91.953%
Against	17,728.794.092	3.558%
Abstain	22,370,757.016	4.489%

AST BlackRock Global Strategies Portfolio

	Shares Voted	%Voted
For	144,515,698.460	86.415%
Against	3,581,426.925	2.142%
Abstain	19,137,552.137	11.443%

AST PIMCO Limited Maturity Bond Portfolio

	Shares Voted	%Voted
For	106,755,713.791	93.001%
Against	3,154,972.221	2.748%
Abstain	4,879,918.871	4.251%

AST PIMCO Total Return Bond Portfolio

	Shares Voted	%Voted
For	598,751,024.642	92.363%
Against	18,421,042.326	2.842%
Abstain	31,086,664.749	4.795%

AST Prudential Growth Allocation Portfolio (formerly, AST First Trust Capital Appreciation Target Portfolio)

	Shares Voted	%Voted
For	428,659,809.964	92.484%
Against	14,343,946.134	3.095%
Abstain	20,494,504.013	4.421%

AST RCM World Trends Portfolio (formerly, AST Moderate Asset Allocation Portfolio)

	Shares Voted	%Voted
For	298,205,480.121	88.879%
Against	17,235,211.120	5.137%
Abstain	20,078,963.421	5.984%

AST Schroders Global Tactical Portfolio

	Shares Voted	%Voted
For	215,486,459.051	91.909%
Against	7,235,107.934	3.086%
Abstain	11,736,754.612	5.006%

AST Schroders Multi-Asset World Strategies Portfolio

	Shares Voted	%Voted
For	229,392,703.861	92.179%
Against	7,762,170.122	3.119%
Abstain	11,701.365.849	4.702%

AST T. Rowe Price Asset Allocation Portfolio

	Shares Voted	%Voted
For	343,260,533.090	91.238%
Against	14,121,776.760	3.753%
Abstain	18,845,502.775	5.009%

3. At a special meeting of AST Moderate Asset Allocation Portfolio (now known as the AST RCM World Trends Portfolio), shareholders of the Trust did not approve a proposal to approve an increase in the investment management fee rate paid to Prudential Investments LLC and AST Investment Services, Inc. by the AST Moderate Asset Allocation Portfolio (now known as the AST RCM World Trends Portfolio).

	Shares Voted	%Voted
Affirmative	134,244,487.636	39.014%
Against	184,852,497.752	53.721%
Abstain	24,999,087.868	7.265%

4. At a special meeting of shareholders of the AST Moderate Asset Allocation Portfolio (now known as the AST RCM World Trends Portfolio), held on March 22, 2013, shareholders of the Portfolio approved a proposal to approve an amended investment management agreement.

	Shares Voted	%Voted
For	315.138.617.129	86.038%
Against	27,061.329.484	7.389%
Abstain	24,078.843.840	6.573%

5. At a special meeting of shareholders of the AST First Trust Capital Appreciation Target Portfolio (now known as the AST Prudential Growth Allocation Portfolio), held on March 22, 2013, shareholders of the Portfolio approved the following proposals:

A. To approve a new subadvisory agreement between Prudential Investments LLC (PI) and AST Investment Services, Inc. (ASTIS, and collectively with PI, the Manager) and Quantitative Management Associates LLC for the Portfolio.

	Shares Voted	%Voted
For	467,761,869.730	90.713%
Against	18,098,380.844	3.509%
Abstain	29,789,981.688	5.777%

B. To approve a new subadvisory agreement between the Manager and Prudential Investment Management, Inc. for the Portfolio.

	Shares Voted	%Voted
For	467,527,856.861	90.668%
Against	18,533,730.160	3.594%
Abstain	29,588,645.241	5.738%

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

All are Prudential Financial companies, and each is solely responsible for its financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229393-00004-00    AST-SAR-C

ADVANCED SERIES TRUST

SEMIANNUAL REPORT •  JUNE 30, 2013

This report is one of several that provides financial information about certain investment choices available under variable annuity contracts. Based on the variable annuity contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Academic Strategies Asset Allocation Portfolio
AST AQR Large-Cap Portfolio
AST Capital Growth Asset Allocation Portfolio
AST ClearBridge Dividend Growth Portfolio
AST FI Pyramis® Asset Allocation Portfolio
AST Franklin Templeton Founding Funds Allocation Portfolio
AST Goldman Sachs Multi-Asset Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST New Discovery Asset Allocation Portfolio

For information about enrolling in e-Delivery, please refer to the instructions below. Thank you.

Individual Annuity Contract Owners - To receive your reports online, go to www.annuities.prudential.com/investor/edelivery, or scan the code below.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2013

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Academic Strategies Asset Allocation Portfolio	A1
	AST AQR Large-Cap Portfolio	A77
	AST Capital Growth Asset Allocation Portfolio	A84
	AST ClearBridge Dividend Growth Portfolio	A88
	AST FI Pyramis® Asset Allocation Portfolio	A91
	AST Franklin Templeton Founding Funds Allocation Portfolio	A118
	AST Goldman Sachs Multi-Asset Portfolio	A134
	AST Investment Grade Bond Portfolio	A194
	AST J.P. Morgan Global Thematic Portfolio	A212
	AST J.P. Morgan Strategic Opportunities Portfolio	A270
	AST New Discovery Asset Allocation Portfolio	A337

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2013

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Robert F. O’Donnell

President,

Advanced Series Trust	July 31, 2013

Advanced Series Trust Presentation of Portfolio Holdings	June 30, 2013

AST Academic Strategies Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST International Value Portfolio	6.8%
AST Global Real Estate Portfolio	6.1%
AST High Yield Portfolio	5.8%
AST International Growth Portfolio	4.9%
AST Mid-Cap Value Portfolio	4.5%

AST AQR Large-Cap
Five Largest Holdings	(% of Net Assets	)
Exxon Mobil Corp.	2.6%
Google, Inc. (Class A Stock)	1.9%
Wells Fargo & Co.	1.9%
Apple, Inc.	1.8%
Chevron Corp.	1.7%

AST Capital Growth Asset Allocation
Five Largest Holdings	(% of Net Assets	)
AST AQR Large-Cap Portfolio	11.4%
AST QMA Large-Cap Portfolio	11.3%
AST International Value Portfolio	6.6%
AST International Growth Portfolio	6.6%
AST Prudential Core Bond Portfolio	5.8%

AST ClearBridge Dividend Growth
Five Largest Holdings	(% of Net Assets	)
Microsoft Corp.	3.4%
Exxon Mobil Corp.	3.0%
General Electric Co.	2.5%
Verizon Communications, Inc.	2.4%
3M Co.	2.2%

AST FI Pyramis® Asset Allocation
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 0.375%, 01/15/16	3.7%
U.S. Treasury Notes 1.375%, 05/31/20	1.9%
U.S. Treasury Notes 1.875%, 06/30/20	1.4%
U.S. Treasury Notes 1.000%, 05/31/18	1.3%
CVS Caremark Corp.	1.2%

AST Franklin Templeton Founding Funds Allocation
Five Largest Holdings	(% of Net Assets	)
Microsoft Corp.	2.1%
Merck & Co., Inc.	2.1%
Vodafone Group PLC (United Kingdom)	1.3%
Pfizer, Inc.	1.2%
Cisco Systems, Inc.	1.1%

AST Goldman Sachs Multi-Asset
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 0.125%, 04/30/15	6.0%
U.S. Treasury Notes 0.250%, 04/15/16	4.5%
Federal National Mortgage Assoc. 3.500%, TBA	3.5%
U.S. Treasury Bonds 3.125%, 02/15/42	1.0%
Federal National Mortgage Assoc. 3.000%, TBA	1.0%

AST Investment Grade Bond
Allocation	(% of Net Assets	)
U.S. Treasury Obligations	46.2%
Corporate Bonds	28.3%
Commercial Mortgage-Backed Securities	6.6%
U.S. Governments Agency Obligations	4.6%
Asset-Backed Securities	1.5%

AST J.P. Morgan Global Thematic
Five Largest Holdings	(% of Net Assets	)
Google, Inc. (Class A Stock)	0.9%
U.S. Treasury Notes. 0.25%, 01/31/14	0.8%
Wells Fargo & Co.	0.7%
Home Depot, Inc. (The)	0.6%
Johnson & Johnson	0.6%

AST J.P. Morgan Strategic Opportunities
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Strip Coupon 2.638%, 02/15/21	0.8%
Google, Inc. (Class A Stock)	0.8%
Wells Fargo & Co.	0.7%
Johnson & Johnson	0.5%
U.S. Treasury Strip Coupon 0.497%, 08/15/16	0.5%

AST New Discovery Asset Allocation
Five Largest Holdings	(% of Net Assets	)
U.S. Treasury Notes 1.750%, 05/15/23	1.7%
Apple, Inc.	1.2%
CVS Caremark Corp.	1.2%
American International Group, Inc.	1.2%
UnitedHealth Group, Inc.	1.1%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2013

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Academic Strategies Asset Allocation Portfolio	Actual	$1,000.00	$1,017.50	1.54%	$7.70
	Hypothetical	$1,000.00	$1,017.16	1.54%	$7.70
AST AQR Large-Cap Portfolio	Actual***	$1,000.00	$1,007.00	0.84%	$1.45
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
AST Capital Growth Asset Allocation Portfolio	Actual	$1,000.00	$1,076.20	1.01%	$5.20
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
AST ClearBridge Dividend Growth Portfolio	Actual**	$1,000.00	$1,057.00	0.94%	$3.34
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71
AST FI Pyramis® Asset Allocation Portfolio	Actual	$1,000.00	$1,056.80	1.20%	$6.12
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
AST Franklin Templeton Founding Funds Allocation Portfolio	Actual	$1,000.00	$1,087.40	1.04%	$5.38
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
AST Goldman Sachs Multi-Asset Portfolio	Actual	$1,000.00	$1,015.10	0.95%	$4.75
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76
AST Investment Grade Bond Portfolio	Actual	$1,000.00	$957.60	0.74%	$3.59
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71
AST J.P. Morgan Global Thematic Portfolio	Actual	$1,000.00	$1,046.30	1.05%	$5.33
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26
AST J.P. Morgan Strategic Opportunities Portfolio	Actual	$1,000.00	$1,029.90	1.25%	$6.29
	Hypothetical	$1,000.00	$1,019.24	1.25%	$6.26
AST New Discovery Asset Allocation Portfolio	Actual	$1,000.00	$1,065.00	1.02%	$5.22
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2013, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** AST ClearBridge Dividend Growth Portfolio’s “Actual” expenses are calculated using the 126 day period ended June 30, 2013 due to its commencement of operations on February 25, 2013.

*** AST AQR Large-Cap Portfolio’s “Actual” expenses are calculated using the 63 day period ended June 30, 2013 due to its commencement of operations on April 29, 2013.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 83.1%
AFFILIATED MUTUAL FUNDS — 57.2%	Shares	Value (Note 2)
AST AQR Emerging Markets Equity Portfolio	12,864,024	$119,120,858
AST BlackRock Value Portfolio*	2,277,596	24,757,465
AST ClearBridge Dividend Growth Portfolio	6,757,442	71,426,162
AST Cohen & Steers Realty Portfolio*	35,217,684	273,641,405
AST Federated Aggressive Growth Portfolio*	295,387	3,181,318
AST Global Real Estate Portfolio*	47,036,778	452,023,434
AST Goldman Sachs Large-Cap Value Portfolio*	1,234,346	25,094,245
AST Goldman Sachs Mid-Cap Growth Portfolio*	5,621,663	32,718,080
AST Goldman Sachs Small-Cap Value Portfolio*	4,722,205	66,252,535
AST High Yield Portfolio*	55,049,836	428,287,727
AST International Growth Portfolio*	30,803,395	365,020,225
AST International Value Portfolio*	32,511,162	506,849,020
AST Jennison Large-Cap Growth Portfolio*	1,577,141	24,051,401
AST Jennison Large-Cap Value Portfolio*	2,685,413	38,669,942
AST Large-Cap Value Portfolio*	3,897,201	66,486,252
AST Lord Abbett Core Fixed-Income Portfolio*	4,449,786	49,837,606
AST Marsico Capital Growth Portfolio*	1,521,711	36,855,842
AST MFS Growth Portfolio*	3,021,668	37,529,118
AST MFS Large-Cap Value Portfolio	2,101,514	24,965,982
AST Mid-Cap Value Portfolio*	21,750,888	331,048,514
AST Money Market Portfolio*	246,715	246,715
AST Neuberger Berman Core Bond Portfolio*	1,310,462	13,419,132
AST Neuberger Berman Mid-Cap Growth Portfolio*	4,902,157	133,436,711
AST Parametric Emerging Markets Equity Portfolio*	23,109,926	192,274,588
AST PIMCO Limited Maturity Bond Portfolio*	69,159	719,941
AST PIMCO Total Return Bond Portfolio*	7,673,562	93,310,515
AST Prudential Core Bond Portfolio*	11,073,118	115,603,356
AST QMA Emerging Markets Equity Portfolio	18,323,650	165,279,324
AST QMA US Equity Alpha Portfolio*	14,205,053	219,468,076
AST Small-Cap Growth Portfolio*	175,297	4,555,973
AST Small-Cap Value Portfolio*	9,446,620	163,520,998
AST T. Rowe Price Equity Income Portfolio*	7,393,559	80,146,174
AST T. Rowe Price Large-Cap Growth Portfolio*	1,505,622	24,345,909
AST T. Rowe Price Natural Resources Portfolio*	827,139	16,410,438
AST Western Asset Core Plus Bond Portfolio*	5,499,614	57,580,963

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,869,485,206)(w)		4,258,135,944

COMMON STOCKS — 9.9%
Advertising
China Century Dragon Media, Inc.*(g)	15,222	2

Aerospace & Defense — 0.1%
AAR Corp.	4,300	94,514
Alliant Techsystems, Inc.	12,000	987,960
AON PLC (United Kingdom)	5,800	373,230

COMMON STOCKS (continued)	Shares	Value (Note 2)
Aerospace & Defense (continued)
Cubic Corp.	624	$30,014
Esterline Technologies Corp.*	6,000	433,740
Exelis, Inc.	33,100	456,449
General Dynamics Corp.	4,300	336,819
HEICO Corp.	3,800	191,406
Huntington Ingalls Industries, Inc.	8,600	485,728
Kratos Defense & Security Solutions, Inc.*	6,807	44,109
L-3 Communications Holdings, Inc.	400	34,296
Northrop Grumman Corp.	4,800	397,440
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	11,000	236,280
Taser International, Inc.*	20,000	170,400
United Technologies Corp.	25,920	2,409,005

		6,681,390

Air Freight & Logistics — 0.1%
FedEx Corp.	41,059	4,047,596
Forward Air Corp.	1,600	61,248
TNT Express NV (Netherlands)	534,073	4,001,424

		8,110,268

Airlines
Alaska Air Group, Inc.*	14,700	764,400
Allegiant Travel Co.	3,700	392,163
Spirit Airlines, Inc.*	21,400	679,878

		1,836,441

Auto Components
BorgWarner, Inc.*	1,190	102,519
Cooper Tire & Rubber Co.	3,424	113,574
Johnson Controls, Inc.	26,740	957,025
Magna International, Inc. (Canada)	2,250	160,245
Standard Motor Products, Inc.	1,000	34,340
TRW Automotive Holdings Corp.*	5,710	379,372
Visteon Corp.*	7,500	473,400

		2,220,475

Automobile Manufacturers
Winnebago Industries, Inc.*	2,500	52,475

Automobiles
General Motors Co.*	42,320	1,409,679
Thor Industries, Inc.	17,900	880,322

		2,290,001

Beverages — 0.1%
Coca-Cola Co. (The)	9,680	388,265
Coca-Cola Enterprises, Inc.	30,840	1,084,334
DE Master Blenders 1753 NV (Netherlands)	103,461	1,656,432
Dr. Pepper Snapple Group, Inc.	10,150	466,190
National Beverage Corp.	1,300	22,711
PepsiCo, Inc.	5,110	417,947

		4,035,879

Biotechnology — 0.1%
Acorda Therapeutics, Inc.*	9,600	316,704
Alexion Pharmaceuticals, Inc.*	13,900	1,282,136
Alkermes PLC (Ireland)*	16,200	464,616
Biogen Idec, Inc.*	11,280	2,427,456
Celgene Corp.*	17,490	2,044,756
Exact Sciences Corp.*	28,800	400,608
Genomic Health, Inc.*	4,500	142,695

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Biotechnology (continued)
Intercept Pharmaceuticals, Inc.*	1,250	$56,050
Ligand Pharmaceuticals, Inc.*	4,700	175,874
Myriad Genetics, Inc.*	30,700	824,909
Onyx Pharmaceuticals, Inc.*	4,740	411,527
Repligen Corp.*	4,400	36,256
RXi Pharmaceuticals Corp.*	9,605	1,854
United Therapeutics Corp.*	15,500	1,020,210
Vertex Pharmaceuticals, Inc.*	7,290	582,252

		10,187,903

Building Products
A.O. Smith Corp.	14,000	507,920
China Gengsheng Minerals, Inc.*	3,595	466
Fortune Brands Home & Security, Inc.	29,200	1,131,208
Gibraltar Industries, Inc.*	9,100	132,496
Lennox International, Inc.	17,300	1,116,542
Masco Corp.	19,150	373,234

		3,261,866

Capital Markets
Goldman Sachs Group, Inc. (The)	6,420	971,025
LPL Financial Holdings, Inc.	8,800	332,288
Raymond James Financial, Inc.	11,500	494,270
Waddell & Reed Financial, Inc. (Class A Stock)	7,500	326,250

		2,123,833

Chemicals — 0.1%
Air Products & Chemicals, Inc.	22,440	2,054,831
Axiall Corp.	20,210	860,542
Celanese Corp. (Class A Stock)	4,800	215,040
CF Industries Holdings, Inc.	4,300	737,450
Dow Chemical Co. (The)	13,360	429,791
Fuller (H.B.) Co.	900	34,029
FutureFuel Corp.	8,000	113,360
Huntsman Corp.	7,400	122,544
International Flavors & Fragrances, Inc.	9,900	744,084
Koppers Holdings, Inc.	4,900	187,082
LSB Industries, Inc.*	8,400	255,444
LyondellBasell Industries NV (Netherlands) (Class A Stock)	11,400	755,364
Mosaic Co. (The)	5,200	279,812
RPM International, Inc.	2,800	89,432
Schulman, (A.), Inc.	6,100	163,602
Stepan Co.	1,600	88,976
Valspar Corp. (The)	2,000	129,340

		7,260,723

Commercial Banks — 0.1%
BB&T Corp.	12,690	429,937
BOK Financial Corp.	1,400	89,670
Boston Private Financial Holdings, Inc.	9,600	102,144
Capital Bank Financial Corp. (Class A Stock)	3,000	56,970
Capital One Financial Corp.	7,560	474,844
CapitalSource, Inc.	7,900	74,102
Chemical Financial Corp.	1,000	25,990
CIT Group, Inc.*	4,490	209,369
Citizens & Northern Corp.	1,600	30,912
Comerica, Inc.	14,690	585,103
Eagle Bancorp, Inc.*	5,320	119,062

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
East West Bancorp, Inc.	17,500	$481,250
Enterprise Financial Services Corp.	2,100	33,516
Fidelity Southern Corp.*	772	9,550
Financial Institutions, Inc.	3,900	71,799
First Citizens BancShares, Inc. (Class A Stock)	900	172,845
First Community Bancshares, Inc.	1,400	21,952
First Interstate Bancsystem, Inc.	8,900	184,497
First M&F Corp.	310	4,901
Hanmi Financial Corp.*	6,300	111,321
Huntington Bancshares, Inc.	121,600	958,208
MainSource Financial Group, Inc.	2,400	32,232
Regions Financial Corp.	50,600	482,218
Sterling Financial Corp.	2,200	52,316
SunTrust Banks, Inc.	17,000	536,690
SVB Financial Group*	3,450	287,454
Wells Fargo & Co.	36,220	1,494,799

		7,133,651

Commercial Services & Supplies
Alliance Data Systems Corp.*	1,130	204,564
Bright Horizons Family Solutions, Inc.*	4,258	147,795
Brink’s Co. (The)	9,600	244,896
Consolidated Graphics, Inc.*	700	32,907
Courier Corp.	600	8,568
Deluxe Corp.	14,300	495,495
Ennis, Inc.	1,700	29,393
KAR Auction Services, Inc.	6,171	141,131
Knoll, Inc.	5,300	75,313
Performant Financial Corp.*	6,100	70,699
Rollins, Inc.	6,400	165,760
Steelcase, Inc. (Class A Stock)	18,800	274,104
Stewart Enterprises, Inc. (Class A Stock)	41,547	543,850
UniFirst Corp.	2,300	209,875
United Stationers, Inc.	1,400	46,970
Viad Corp.	4,200	102,984

		2,794,304

Communications Equipment — 0.1%
Anaren, Inc.*	2,313	53,060
ARRIS Group, Inc.*	34,400	493,640
Black Box Corp.	2,300	58,236
Brocade Communications Systems, Inc.*	104,200	600,192
CalAmp Corp.*	3,900	56,940
Cisco Systems, Inc.	49,260	1,197,511
Emulex Corp.*	6,600	43,032
F5 Networks, Inc.*	9,200	632,960
Harris Corp.	2,500	123,125
QUALCOMM, Inc.	22,300	1,362,084

		4,620,780

Computers & Peripherals — 0.1%
Apple, Inc.	1,500	594,120
Dell, Inc.	165,525	2,209,759
Hewlett-Packard Co.	47,200	1,170,560
Jack Henry & Associates, Inc.	2,460	115,940
STEC, Inc.*	62,223	418,139
Synaptics, Inc.*	8,500	327,760

		4,836,278

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction & Engineering — 0.1%
AECOM Technology Corp.*	14,300	$454,597
Argan, Inc.	700	10,920
EMCOR Group, Inc.	2,200	89,430
Ferrovial SA (Spain)	462,648	7,386,151
Fluor Corp.	19,670	1,166,628
Michael Baker Corp.	181	4,907
MYR Group, Inc.*	900	17,505
Primoris Services Corp.	4,700	92,684
Quanta Services, Inc.*	28,400	751,464

		9,974,286

Construction Materials
Eagle Materials, Inc.	600	39,762
Headwaters, Inc.*	23,300	205,972

		245,734

Consumer Finance
DFC Global Corp.*	9,900	136,719
Nelnet, Inc. (Class A Stock)	15,500	559,395
SLM Corp.	11,300	258,318

		954,432

Consumer Products & Services
School Specialty, Inc.*	999	108,891

Containers & Packaging
Crown Holdings, Inc.*	22,170	911,852
Owens-Illinois, Inc.*	26,200	728,098

		1,639,950

Distributors
Core-Mark Holding Co., Inc.	2,100	133,350
Pool Corp.	2,600	136,266

		269,616

Diversified Consumer Services
Capella Education Co.*	1,700	70,805
Grand Canyon Education, Inc.*	12,400	399,652
Service Corp. International	1,400	25,242
Weight Watchers International, Inc.	1,700	78,200

		573,899

Diversified Financial Services — 0.2%
Aquasition Corp. (United Kingdom)*	90,000	928,350
Bank of America Corp.	60,400	776,744
Blue Wolf Mongolia Holdings Corp. (British Virgin Islands)*	65,000	633,750
Encore Capital Group, Inc.*	11,783	390,135
HF2 Financial Management, Inc.	147,410	1,490,315
IntercontinentalExchange, Inc.*	1,690	300,414
Invesco Ltd. (Bermuda)	21,330	678,294
Knight Capital Group, Inc. (Class A Stock)*	16,100	57,799
Lakeland Bancorp, Inc.	433	4,516
MedWorth Acquisition Corp.	55,825	447,158
Morgan Stanley	23,200	566,776
National Financial Partners Corp.*	6,583	166,616
Netspend Holdings, Inc.*	56,520	902,624
NYSE Euronext	117,839	4,878,535
Pingtan Marine Enterprise Ltd. (Cayman Islands)*	82,948	348,382
State Street Corp.	7,740	504,725

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
TD Ameritrade Holding Corp.	23,990	$582,717

		13,657,850

Diversified Telecommunication Services — 0.2%
8x8, Inc.*	9,100	74,984
Intelsat SA (Luxembourg)*(a)	136,139	2,722,780
Neutral Tandem, Inc.	2,000	11,500
Premiere Global Services, Inc.*	5,300	63,971
Vivendi SA (France)	421,611	7,990,168

		10,863,403

Electric Utilities — 0.5%
Alupar Investimento SA (Brazil)*	43,355	368,197
Alupar Investimento SA (Brazil), 144A	206,089	1,750,235
Edison International	111,596	5,374,464
EDP - Energias de Portugal SA (Portugal)	2,140,640	6,905,156
El Paso Electric Co.	10,600	374,286
ITC Holdings Corp.	61,380	5,603,994
Korea Electric Power Corp. (South Korea), ADR(a)	388,035	4,388,676
NextEra Energy, Inc.	86,639	7,059,346
NV Energy, Inc.	38,045	892,536
Portland General Electric Co.	2,600	79,534
Xcel Energy, Inc.	31,000	878,540

		33,674,964

Electrical Equipment
Babcock & Wilcox Co. (The)	19,500	585,585
Brady Corp. (Class A Stock)	1,700	52,241
Emerson Electric Co.	25,080	1,367,863
Hubbell, Inc. (Class B Stock)	2,300	227,700
Vicor Corp.*	2,800	19,180

		2,252,569

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.*	19,400	773,090
Avnet, Inc.*	27,800	934,080
Honeywell International, Inc.	15,950	1,265,473
Ingram Micro, Inc. (Class A Stock)*	40,900	776,691
Insight Enterprises, Inc.*	5,700	101,118
Integrated Drilling Equipment Holdings Corp.*	9,296	52,708
Jabil Circuit, Inc.	14,200	289,396
Littelfuse, Inc.	2,000	149,220
MEMSIC, Inc.*	49,728	203,885
Molex, Inc. (Class A Stock)	13,795	342,944
Sanmina Corp.*	6,700	96,145
Tech Data Corp.*	9,200	433,228
TTM Technologies, Inc.*	5,500	46,200

		5,464,178

Energy Equipment & Services — 0.1%
Atwood Oceanics, Inc.*	4,800	249,840
Bristow Group, Inc.	3,500	228,620
Diamond Offshore Drilling, Inc.	11,500	791,085
Ensco PLC (United Kingdom) (Class A Stock)	24,260	1,409,991
Helix Energy Solutions Group, Inc.*	6,500	149,760
Matrix Service Co.*	5,200	81,016
Mitcham Industries, Inc.*	1,200	20,136
National Oilwell Varco, Inc.	2,610	179,829

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
Oceaneering International, Inc.	12,900	$931,380
Parker Drilling Co.*	15,900	79,182
Schlumberger Ltd. (Netherlands)	7,780	557,515
Superior Energy Services, Inc.*	32,100	832,674
TETRA Technologies, Inc.*	5,100	52,326
Unit Corp.*	8,800	374,704

		5,938,058

Energy–Alternate Sources
Mission Newenergy Ltd. (Australia)*	2,482	46

Entertainment & Leisure
WMS Industries, Inc.*	79,587	2,030,264

Environmental Control
Met-Pro Corp.	71,619	962,559

Financial–Bank & Trust
Citigroup, Inc.	13,690	656,709

Food & Staples Retailing
CVS Caremark Corp.	25,910	1,481,534
Kellogg Co.	5,650	362,900
Kroger Co. (The)	9,900	341,946
Mondelez International, Inc. (Class A Stock)	22,180	632,795
SUPERVALU, Inc.	64,300	399,946
Village Super Market, Inc. (Class A Stock)	700	23,163

		3,242,284

Food Products — 0.1%
Archer-Daniels-Midland Co.	24,740	838,933
Bunge Ltd. (Bermuda)	1,300	92,001
Cal-Maine Foods, Inc.	500	23,255
Darling International, Inc.*	15,800	294,828
General Mills, Inc.	5,950	288,754
Hillshire Brands Co.	25,815	853,960
Ingredion, Inc.	14,100	925,242
Pilgrim’s Pride Corp.*	22,200	331,668
Sanderson Farms, Inc.	1,400	92,988
Seaboard Corp.	30	81,240
Smithfield Foods, Inc.*	32,413	1,061,526
Tyson Foods, Inc. (Class A Stock)	42,300	1,086,264
WhiteWave Foods Co.*	281	4,271

		5,974,930

Gas Utilities — 0.3%
APA Group (Australia)	766,533	4,200,581
Gas Natural SDG SA (Spain)	224,627	4,525,661
Infraestructura Energetica Nova SAB de CV (Mexico)	353,121	1,277,863
Infraestructura Energetica Nova SAB de CV (Mexico), 144A*	321,101	1,161,990
ONEOK, Inc.	98,173	4,055,527
Snam SpA (Italy), 144A	710,000	3,232,857
Southwest Gas Corp.	2,300	107,617
UGI Corp.	19,600	766,556

		19,328,652

Healthcare Equipment & Supplies — 0.1%
Atrion Corp.	300	65,613
C.R. Bard, Inc.	2,800	304,304
Cantel Medical Corp.	1,150	38,951
CareFusion Corp.*	20,370	750,635
Covidien PLC (Ireland)	39,425	2,477,467

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Equipment & Supplies (continued)
Covidien PLC (Ireland) (W/I)*	14,370	$821,964
Cyberonics, Inc.*	8,600	446,856
Cynosure, Inc. (Class A Stock)*	20,194	524,630
Edwards Lifesciences Corp.*	1,900	127,680
Hill-Rom Holdings, Inc.	8,400	282,912
InspireMD, Inc.*(g)	1,578	3,487
Intuitive Surgical, Inc.*	1,700	861,186
Invacare Corp.	6,800	97,648
Masimo Corp.	3,400	72,080
Orthofix International NV (Curacao)*	3,100	83,390
Sirona Dental Systems, Inc.*	6,000	395,280
STERIS Corp.	6,700	287,296
Thoratec Corp.*	8,400	263,004

		7,904,383

Healthcare Products
Baxter International, Inc.	2,050	142,004

Healthcare Providers & Services — 0.1%
Aetna, Inc.	4,600	292,284
Assisted Living Concepts, Inc. (Class A Stock)*	170,661	2,041,106
Bio-Reference Labs, Inc.*	5,000	143,750
CIGNA Corp.	6,700	485,683
CML HealthCare, Inc. (Canada)	43,387	435,644
DaVita HealthCare Partners, Inc.*	7,590	916,872
Ensign Group, Inc. (The)	1,600	56,352
Health Net, Inc.*	12,600	400,932
Humana, Inc.	17,332	1,462,474
Magellan Health Services, Inc.*	1,400	78,512
National Healthcare Corp.	1,100	52,580
Neostem, Inc.*	40,000	22,200
Select Medical Holdings Corp.	18,000	147,600
UnitedHealth Group, Inc.	9,250	605,690
Universal Health Services, Inc. (Class B Stock)	8,500	569,160
Vanguard Health Systems, Inc.*	112	2,323
WellPoint, Inc.	2,200	180,048

		7,893,210

Healthcare Technology
athenahealth, Inc.*	1,840	155,885
Computer Programs & Systems, Inc.	9,900	486,486
MedAssets, Inc.*	16,700	296,258
Omnicell, Inc.*	4,800	98,640
Quality Systems, Inc.	13,100	245,101

		1,282,370

Holding Companies–Diversified — 0.1%
Andina Acquisition Corp. (Cayman Islands)*	44,550	444,609
BGS Acquisition Corp. (British Virgin Islands)*	71,910	721,617
Capitol Acquisition Corp. II	162,000	1,639,440
Chart Acquisition Corp.	134,325	1,319,071
China VantagePoint Acquisition Co. (Cayman Islands), Unit*	194	—
Cis Acquisition Ltd. (British Virgin Islands)*	90,000	910,800
Collabrium Japan Acquisition Corp. (United Kingdom)*	63,000	552,195
Hyde Park Acquisition Corp. II	125,100	1,279,773

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Holding Companies–Diversified (continued)
Infinity Cross Border Acquisition Corp. (British Virgin Islands)*	26,400	$207,768
National General Holdings Corp.*	900	9,450
Prime Acquisition Corp. (Cayman Islands)	51,855	517,513
Selway Capital Acquisition Corp.*	44,978	444,158
Universal Business Payment Solutions Acquisition Corp.*	15,980	47,940

		8,094,334

Home Builders
Brookfield Residential Properties, Inc. (Canada)*	3,600	79,416
NVR, Inc.*	80	73,760

		153,176

Hotels, Restaurants & Leisure — 0.1%
Ameristar Casinos, Inc.	64,344	1,691,604
Biglari Holdings, Inc.*	900	369,360
Bob Evans Farms, Inc.	1,200	56,376
Bravo Brio Restaurant Group, Inc.*	1,700	30,294
CEC Entertainment, Inc.	2,800	114,912
Chipotle Mexican Grill, Inc.*	2,400	874,440
Cracker Barrel Old Country Store, Inc.	2,900	274,514
Denny’s Corp.*	3,600	20,232
Fiesta Restaurant Group, Inc.*	1,800	61,902
International Game Technology	53,200	888,972
Interval Leisure Group, Inc.	1,300	25,896
Jack in the Box, Inc.*	12,400	487,196
Marriott Vacations Worldwide Corp.*	7,800	337,272
Multimedia Games Holding Co., Inc.*	5,000	130,350
Panera Bread Co. (Class A Stock)*	500	92,970
Papa John’s International, Inc.*	9,700	634,089
Royal Caribbean Cruises Ltd. (Liberia)	8,390	279,723
Sonic Corp.*	12,500	182,000
Starbucks Corp.	4,700	307,803
Texas Roadhouse, Inc.	10,600	265,212
Wyndham Worldwide Corp.	5,400	309,042
Yum! Brands, Inc.	2,850	197,619

		7,631,778

Household Durables — 0.1%
American Greetings Corp. (Class A Stock)	49,237	897,098
Jarden Corp.*	8,050	352,187
La-Z-Boy, Inc.	14,300	289,861
Lennar Corp. (Class A Stock)	8,630	311,025
Lennar Corp. (Class B Stock)	369	10,461
Mohawk Industries, Inc.*	8,600	967,414
NACCO Industries, Inc. (Class A Stock)	2,300	131,744
PulteGroup, Inc.*	45,910	870,913
Tupperware Brands Corp.	6,100	473,909
Whirlpool Corp.	8,300	949,188

		5,253,800

Household Products
Central Garden & Pet Co.*	58	412
Clorox Co. (The)	6,860	570,340
Energizer Holdings, Inc.	3,070	308,566
Kimberly-Clark Corp.	4,320	419,645

		1,298,963

COMMON STOCKS (continued)	Shares	Value (Note 2)
Independent Power Producers & Energy Traders — 0.4%
AES Corp. (The)	82,600	$990,374
Calpine Corp.*	374,412	7,948,767
China Hydroelectric Corp. (Cayman Islands), ADS*	232,755	609,818
China Longyuan Power Group Corp. (China) (Class H Stock)	5,683,076	5,843,047
Drax Group PLC (United Kingdom)	603,267	5,353,541
NRG Energy, Inc.	303,763	8,110,472

		28,856,019

Industrial Conglomerates — 0.1%
Beijing Enterprises Holdings Ltd. (Hong Kong)	865,240	6,232,213
Carlisle Cos., Inc.	7,400	461,094

		6,693,307

Insurance — 0.1%
ACE Ltd. (Switzerland)	18,820	1,684,014
Aflac, Inc.	4,940	287,113
Allied World Assurance Co. Holdings AG (Switzerland)	3,000	274,530
American Financial Group, Inc.	16,700	816,797
American National Insurance Co.	600	59,682
Assurant, Inc.	3,300	168,003
AXIS Capital Holdings Ltd. (Bermuda)	10,960	501,749
CNA Financial Corp.	4,300	140,266
Erie Indemnity Co. (Class A Stock)	1,500	119,535
Everest Re Group Ltd. (Bermuda)	4,880	625,909
Genworth Financial, Inc. (Class A Stock)*	14,600	166,586
Hallmark Financial Services, Inc.*	1,700	15,538
Hartford Financial Services Group, Inc. (The)	11,520	356,198
HCC Insurance Holdings, Inc.	8,200	353,502
Maiden Holdings Ltd. (Bermuda)	14,200	159,324
MetLife, Inc.	34,670	1,586,499
PartnerRe Ltd. (Bermuda)	11,700	1,059,552
ProAssurance Corp.	5,900	307,744
Reinsurance Group of America, Inc.	3,100	214,241
Symetra Financial Corp.	21,800	348,582
Unum Group	7,500	220,275
XL Group PLC (Ireland)	2,100	63,672

		9,529,311

Internet & Catalog Retail
Amazon.com, Inc.*	3,890	1,080,214
Expedia, Inc.	3,530	212,330
HSN, Inc.	13,100	703,732

		1,996,276

Internet Software & Services — 0.1%
Akamai Technologies, Inc.*	1,400	59,570
Bankrate, Inc.*	3,100	44,516
Dice Holdings, Inc.*	20,500	188,805
eBay, Inc.*	10,080	521,338
ExactTarget, Inc.*	12,387	417,690
Google, Inc. (Class A Stock)*	2,780	2,447,429
IAC/InterActiveCorp.	20,800	989,248
Keynote Systems, Inc.	5,121	101,191
LinkedIn Corp. (Class A Stock)*	1,550	276,365
LogMeIn, Inc.*	5,100	124,746
NIC, Inc.	5,900	97,527

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
Premier Alliance Group, Inc.*	27,331	$15,825
priceline.com, Inc.*	270	223,325
SciQuest, Inc.*	1,400	35,070
Shutterstock, Inc.	2,500	139,450
Telecity Group PLC (United Kingdom)	267,457	4,121,555
United Online, Inc.	21,200	160,696
ValueClick, Inc.*	7,900	194,972
Vocus, Inc.*	11,000	115,720

		10,275,038

Investment Companies
Ares Capital Corp.	13,900	239,080

IT Services — 0.1%
Broadridge Financial Solutions, Inc.	11,500	305,670
Cardtronics, Inc.*	4,700	129,720
Cognizant Technology Solutions Corp. (Class A Stock)*	5,030	314,928
Computer Sciences Corp.	2,900	126,933
CoreLogic, Inc.*	34,600	801,682
DST Systems, Inc.	2,100	137,193
ExlService Holdings, Inc.*	2,100	62,076
Forrester Research, Inc.	1,400	51,366
Genpact Ltd. (Bermuda)	7,560	145,454
Global Payments, Inc.	5,800	268,656
iGATE Corp.*	6,900	113,298
Lender Processing Services, Inc.	29,101	941,417
NeuStar, Inc. (Class A Stock)*	3,900	189,852
Sykes Enterprises, Inc.*	10,600	167,056
Syntel, Inc.	4,300	270,341
Total System Services, Inc.	11,900	291,312
Unisys Corp.*	10,600	233,942
Visa, Inc. (Class A Stock)	2,610	476,978

		5,027,874

Leisure Equipment & Products
Arctic Cat, Inc.	3,300	148,434
Polaris Industries, Inc.	8,600	817,000
Smith & Wesson Holding Corp.*	92,000	918,160

		1,883,594

Life Sciences Tools & Services — 0.1%
Bruker Corp.*	27,600	445,740
Cambrex Corp.*	2,000	27,940
Charles River Laboratories International, Inc.*	1,600	65,648
Life Technologies Corp.*	23,208	1,717,624
Mettler-Toledo International, Inc.*	6,060	1,219,272
Techne Corp.	1,500	103,620

		3,579,844

Machinery — 0.2%
AGCO Corp.	16,000	803,040
Blount International, Inc.*	6,000	70,920
Columbus Mckinnon Corp.*	3,000	63,960
Gardner Denver, Inc.	18,896	1,420,601
Hyster-Yale Materials Handling, Inc.	4,600	288,834
IDEX Corp.	7,600	408,956
Intermec, Inc.*	149,532	1,469,900
John Bean Technologies Corp.	5,000	105,050
LB Foster Co. (Class A Stock)	1,200	51,804

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Lincoln Electric Holdings, Inc.	10,400	$595,608
Lindsay Corp.	6,300	472,374
Middleby Corp.*	2,400	408,216
Mueller Industries, Inc.	6,000	302,580
Oshkosh Corp.*	28,100	1,066,957
PACCAR, Inc.	26,850	1,440,771
Parker Hannifin Corp.	3,700	352,980
SPX Corp.	5,480	394,450
Standex International Corp.	900	47,475
Sun Hydraulics Corp.	5,450	170,476
Tennant Co.	1,100	53,097
Timken Co.	9,600	540,288
Toro Co. (The)	9,000	408,690
Valmont Industries, Inc.	5,600	801,304
WABCO Holdings, Inc.*	5,300	395,857
Wabtec Corp.	15,300	817,479

		12,951,667

Manufacturing
Cereplast, Inc.*	26,556	481
Gerber Scientific Escrow Shares*	101,412	—

		481

Marine — 0.1%
Kirby Corp.*(a)	75,405	5,997,714
Matson, Inc.	8,300	207,500

		6,205,214

Media — 0.8%
AMC Networks, Inc. (Class A Stock)*	13,500	883,035
Arbitron, Inc.	46,482	2,159,089
Asian Pay Television Trust (Singapore), 144A*	1,851,554	1,241,673
Astral Media, Inc. (Canada) (Class A Stock)	45,429	2,158,061
Belo Corp. (Class A Stock)	6,337	88,401
Carmike Cinemas, Inc.*	1,400	27,104
CBS Corp. (Class B Stock)	17,880	873,796
Charter Communications, Inc. (Class A Stock)*	49,785	6,165,872
Cinemark Holdings, Inc.	20,200	563,984
Comcast Corp. (Class A Stock)	24,850	1,040,718
Comcast Corp. (Special Class A Stock)	88,658	3,517,063
Discovery Communications, Inc. (Class C Stock)*	46,269	3,223,098
DISH Network Corp. (Class A Stock)	10,970	466,444
Global Sources Ltd. (Bermuda)*	15,700	105,347
Journal Communications, Inc. (Class A Stock)*	3,200	23,968
Kabel Deutschland Holding AG (Germany)	45,606	5,007,573
Liberty Global PLC (United Kingdom)*	18,283	1,354,405
Liberty Global PLC (United Kingdom) (Class C Stock)*	143,821	9,764,007
Madison Square Garden Co. (The) (Class A Stock)*	3,400	201,450
Morningstar, Inc.	1,000	77,580
News Corp. (Class A Stock)	332,495	10,839,337
Scripps Networks Interactive, Inc. (Class A Stock)	1,300	86,788
Time Warner Cable, Inc.	46,048	5,179,479
Time Warner, Inc.	47,120	2,724,478

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Washington Post Co. (The) (Class B Stock)	200	$96,754
Wiley, (John) & Sons, Inc. (Class A Stock)	4,000	160,360

		58,029,864

Metals & Mining — 0.1%
Alcoa, Inc.	107,330	839,321
Alumina Ltd. (Australia), ADR*	41,140	146,870
Coeur d’Alene Mines Corp.*	51,700	687,610
Commercial Metals Co.	2,500	36,925
CST Brands, Inc.*	49,623	1,528,885
Energy Fuels, Inc. (Canada)*	80,000	11,790
Freeport-McMoRan Copper & Gold, Inc.	9,700	267,817
Lion One Metals Ltd. (Canada)*	79,675	31,440
Mines Management, Inc.*	1,481	785
Noranda Aluminum Holding Corp.	6,400	20,672
Rainy River Resources Ltd. (Canada)*	248,902	840,166
Reliance Steel & Aluminum Co.	3,600	236,016
Rexnord Corp.*	7,500	126,375
RTI International Metals, Inc.*	11,744	325,426
Southern Arc Minerals, Inc. (Canada)*(g)	24,506	2,796
Southern Copper Corp.	1,800	49,716
Steel Dynamics, Inc.	9,700	144,627
Uranium One, Inc. (Canada)*	638,465	1,663,397
US Silica Holdings, Inc.	12,312	255,843
Walter Energy, Inc.	10,030	104,312
Worthington Industries, Inc.	19,000	602,490

		7,923,279

Multiline Retail
Dillard’s, Inc. (Class A Stock)	11,300	926,261
Dollar Tree, Inc.*	17,000	864,280
Five Below, Inc.*	12,500	459,500

		2,250,041

Multi-Utilities — 0.5%
Alliant Energy Corp.	9,800	494,116
Ameren Corp.	25,200	867,888
Avista Corp.	12,000	324,240
CenterPoint Energy, Inc.	246,763	5,796,463
Dominion Resources, Inc.	64,888	3,686,936
National Grid PLC (United Kingdom), ADR	89,954	5,097,693
NiSource, Inc.	196,948	5,640,591
NorthWestern Corp.	1,400	55,860
PG&E Corp.	122,883	5,619,440
SCANA Corp.	10,900	535,190
Sempra Energy	80,276	6,563,366

		34,681,783

Office Electronics
Xerox Corp.	21,100	191,377

Oil, Gas & Consumable Fuels — 1.5%
Alon USA Energy, Inc.	18,700	270,402
AltaGas Ltd. (Canada)	172,030	6,029,310
Anadarko Petroleum Corp.	9,750	837,817
Apache Corp.	2,650	222,150
Cabot Oil & Gas Corp.	16,100	1,143,422
Cheniere Energy, Inc.*	623,206	17,300,199
Chesapeake Energy Corp.	13,100	266,978
Chevron Corp.	1,800	213,012
ConocoPhillips	18,210	1,101,705

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Crimson Exploration, Inc.*	17,549	$49,488
CVR Energy, Inc.	480	22,752
Delek US Holdings, Inc.	20,700	595,746
Enbridge, Inc. (Canada)(a)	227,202	9,558,388
Energen Corp.	53,856	2,814,515
EPL Oil & Gas, Inc.*	7,600	223,136
EQT Corp.	5,200	412,724
EQT Midstream Partners LP	142,152	6,944,125
Exxon Mobil Corp.	1,400	126,490
Green Plains Renewable Energy, Inc.*	2,400	31,968
Gulf Coast Ultra Deep Royalty Trust	1,739	3,547
Gulf United Energy, Inc.*(g)	196,239	962
Hollyfrontier Corp.	19,200	821,376
Marathon Petroleum Corp.	3,050	216,733
MPLX LP	237,847	8,755,148
Murphy Oil Corp.	11,400	694,146
Noble Energy, Inc.	15,000	900,600
Occidental Petroleum Corp.	3,100	276,613
PBF Energy, Inc.	13,089	339,005
Pembina Pipeline Corp. (Canada)	126,776	3,881,881
Phillips 66	84,691	4,989,147
Platino Energy Corp. (Canada)	19,569	23,259
Renewable Energy Group, Inc.*	3,200	45,536
Rock-Tenn Co. (Class A Stock)	5,980	597,282
SemGroup Corp. (Class A Stock)	144,499	7,782,716
SM Energy Co.	800	47,984
Stone Energy Corp.*	6,100	134,383
Synergy Resources Corp.*	9,742	71,311
Targa Resources Corp.	236,295	15,200,857
Tesoro Corp.	19,800	1,035,936
TransCanada Corp. (Canada)	86,964	3,744,157
Vaalco Energy, Inc.*	26,400	151,008
Valero Energy Corp.	19,500	678,015
Western Gas Equity Partners LP	111,669	4,597,413
Williams Cos., Inc. (The)	240,741	7,816,861

		110,970,203

Paper & Forest Products
Buckeye Technologies, Inc.	18,281	677,128
Domtar Corp.	5,300	352,450
International Paper Co.	5,320	235,729
Neenah Paper, Inc.	2,200	69,894
Schweitzer-Mauduit International, Inc.	3,900	194,532

		1,529,733

Personal Products
Herbalife Ltd. (Cayman Islands)	12,900	582,306
Inter Parfums, Inc.	4,100	116,932
Medifast, Inc.*	8,000	206,080
Nu Skin Enterprises, Inc. (Class A Stock)	6,900	421,728
Procter & Gamble Co. (The)	4,450	342,606
USANA Health Sciences, Inc.*	1,400	101,332

		1,770,984

Pharmaceuticals — 0.3%
Access Pharmaceuticals, Inc.*	24,512	11,152
Allergan, Inc.	1,560	131,414
Bristol-Myers Squibb Co.	10,740	479,971
Clovis Oncology, Inc.*	4,918	329,408
Elan Corp. PLC (Ireland), ADR*	27,708	391,791

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC (Ireland)*	12,500	$859,125
Johnson & Johnson	14,360	1,232,950
Mallinckrodt PLC (Ireland)*	449	20,409
NeuroBioPharm, Inc. (Canada)*	355	1
Pfizer, Inc.	384,347	10,765,571
Progenics Pharmaceuticals, Inc.*	17,500	78,050
Provectus Pharmaceuticals, Inc.*	73,190	47,573
Repros Therapeutics, Inc.*	21,000	387,450
Santarus, Inc.*	7,700	162,085
SciClone Pharmaceuticals, Inc.*	5,300	26,288
Theragenics Corp.*	3,618	7,489
Valeant Pharmaceuticals International, Inc. (Canada)*	13,210	1,137,117
Warner Chilcott PLC (Ireland) (Class A Stock)	77,044	1,531,635
Zoetis, Inc.	51,065	1,577,409

		19,176,888

Professional Services
Equifax, Inc.	5,000	294,650
Exponent, Inc.	700	41,377
Huron Consulting Group, Inc.*	2,200	101,728
ICF International, Inc.*	4,000	126,040
Insperity, Inc.	3,600	109,080
Korn/Ferry International*	3,300	61,842
Manpowergroup, Inc.	6,400	350,720
Navigant Consulting, Inc.*	9,200	110,400
Resources Connection, Inc.	5,700	66,120
Robert Half International, Inc.	16,400	544,972

		1,806,929

Real Estate
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	20,049	722,165

Real Estate Investment Trusts — 0.4%
American Assets Trust, Inc.	5,000	154,300
American Capital Agency Corp.	23,600	542,564
American Capital Mortgage Investment Corp.	26,000	467,220
American Tower Corp.	4,900	358,533
Apartment Investment & Management Co. (Class A Stock)	10,100	303,404
Apollo Residential Mortgage, Inc.	11,500	189,520
Ares Commercial Real Estate Corp.	3,500	44,835
Ashford Hospitality Trust, Inc.	34,300	392,735
Boston Properties, Inc.	3,620	381,801
Brandywine Realty Trust	15,160	204,963
Camden Property Trust	2,700	186,678
CapLease, Inc.	13,668	115,358
CBL & Associates Properties, Inc.	11,880	254,470
Chatham Lodging Trust	9,900	170,082
Chimera Investment Corp	22,200	66,600
Colonial Properties Trust	24,380	588,046
CommonWealth REIT	34,902	806,934
Corporate Office Properties Trust	3,200	81,600
Cubesmart	9,930	158,681
DiamondRock Hospitality Co.	45,800	426,856
Digital Realty Trust, Inc.	3,880	236,680
Education Realty Trust, Inc.	25,440	260,251
Franklin Street Properties Corp.	18,300	241,560

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
General Growth Properties, Inc.	7,400	$147,038
GEO Group, Inc. (The)	259,903	8,823,707
Goodman Group (Australia)	599,954	2,667,390
Goodman Group (Australia), 144A	112,360	499,551
HCP, Inc.	6,180	280,819
Hersha Hospitality Trust	3,100	17,484
Highwoods Properties, Inc.	14,490	515,989
Hospitality Properties Trust	21,700	570,276
Inland Real Estate Corp.	7,300	74,606
Invesco Mortgage Capital, Inc.	3,900	64,584
Investors Real Estate Trust	9,500	81,700
iStar Financial, Inc.*	6,475	349,650
JAVELIN Mortgage Investment Corp.	11,300	159,217
Kimco Realty Corp.	10,680	228,872
Lexington Realty Trust	9,600	112,128
Mid-America Apartment Communities, Inc.	1,000	67,770
MPG Office Trust, Inc.*	72,432	227,436
New Residential Investment Corp.	106,711	719,232
Newcastle Investment Corp.	126,851	663,431
Post Properties, Inc.	6,870	339,996
Resource Capital Corp.	38,300	235,545
RLJ Lodging Trust	15,000	337,350
Saul Centers, Inc.	1,600	71,136
Select Income REIT	7,200	201,888
Simon Property Group, Inc.	3,750	592,200
Summit Hotel Properties, Inc.	8,000	75,600
Urstadt Biddle Properties, Inc. (Class A Stock)	1,100	22,187
Western Asset Mortgage Capital Corp.	14,000	244,440
Weyerhaeuser Co.	50,000	1,424,500
Winthrop Realty Trust	23,900	287,517

		26,736,910

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	11,100	259,296
Howard Hughes Corp. (The)*	900	100,881
Jones Lang LaSalle, Inc.	10,400	947,856

		1,308,033

Retail & Merchandising
Ark Restaurants Corp.	6,747	143,239
AutoZone, Inc.*	1,370	580,455
Home Depot, Inc. (The)	5,800	449,326
Lowe’s Cos., Inc.	8,490	347,241
Lululemon Athletica, Inc.*	4,110	269,287

		1,789,548

Road & Rail — 0.5%
AMERCO	3,500	566,650
Asciano Ltd. (Australia)	622,311	2,846,299
Aurizon Holdings Ltd. (Australia)	1,120,333	4,255,631
Canadian Pacific Railway Ltd. (Canada)	44,024	5,338,386
Celadon Group, Inc.	1,500	27,375
CSX Corp.	67,790	1,572,050
East Japan Railway Co. (Japan)	47,300	3,681,479
Genesee & Wyoming, Inc. (Class A Stock)*	66,675	5,656,707
J.B. Hunt Transport Services, Inc.	48,126	3,476,622
Norfolk Southern Corp.	5,500	399,575
Old Dominion Freight Line, Inc.*	12,300	511,926
Saia, Inc.*	3,300	98,901

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail (continued)
Swift Transportation Co.*	7,200	$119,088
Union Pacific Corp.	50,324	7,763,987

		36,314,676

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Energy Industries, Inc.*	8,700	151,467
Applied Materials, Inc.	54,170	807,675
ASML Holding NV (Netherlands)	3,672	290,455
Avago Technologies Ltd. (Singapore)	34,231	1,279,555
Broadcom Corp. (Class A Stock)	29,550	997,608
Cree, Inc.*	18,000	1,149,480
Entegris, Inc.*	20,300	190,617
Freescale Semiconductor Ltd. (Bermuda)*	21,440	290,512
Himax Technologies, Inc. (Cayman Islands), ADR	57,504	300,171
Inphi Corp.*	8,100	89,100
IXYS Corp.	2,300	25,438
KLA-Tencor Corp.	9,000	501,570
Kulicke & Soffa Industries, Inc.*	23,900	264,334
Lam Research Corp.*	29,643	1,314,371
LSI Corp.*	122,900	877,506
Marvell Technology Group Ltd. (Bermuda)	85,300	998,863
Micron Technology, Inc.*	8,920	127,824
ON Semiconductor Corp.*	83,740	676,619
PLX Technology, Inc.*	58,670	279,269
PMC - Sierra, Inc.*	58,800	373,380
Power Integrations, Inc.	1,400	56,784
RF Micro Devices, Inc.*	75,600	404,460
Silicon Image, Inc.*	27,300	159,705
Skyworks Solutions, Inc.*	39,400	862,466
Spansion, Inc. (Class A Stock)*	4,700	58,844
Texas Instruments, Inc.	5,100	177,837
Transwitch Corp.*	85,763	30,875
Xilinx, Inc.	14,760	584,644

		13,321,429

Software — 0.2%
Actuate Corp.*	6,200	41,168
Adobe Systems, Inc.*	6,660	303,430
Aspen Technology, Inc.*	4,500	129,555
Authentidate Holding Corp.*	61,655	53,640
AVG Technologies NV (Netherlands)*	15,400	299,530
BMC Software, Inc.*	28,845	1,302,063
CA, Inc.	20,200	578,326
Cerner Corp.*	2,880	276,739
Citrix Systems, Inc.*	6,570	396,368
CommVault Systems, Inc.*	14,400	1,092,816
Compuware Corp.	43,289	448,041
Ebix, Inc.	29,776	275,726
Fair Isaac Corp.	6,400	293,312
Informatica Corp.*	9,900	346,302
Intuit, Inc.	8,100	494,343
Manhattan Associates, Inc.*	4,300	331,788
Market Leader, Inc.*	38	407
Microsoft Corp.	7,630	263,464
Monotype Imaging Holdings, Inc.	2,100	53,361
NetScout Systems, Inc.*	1,600	37,344
Oracle Corp.	34,480	1,059,226
Pegasystems, Inc.	5,400	178,848
PTC, Inc.*	10,700	262,471

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Rovi Corp.*	35,300	$806,252
SinoHub, Inc.*	16,237	162
SolarWinds, Inc.*	17,700	686,937
Solera Holdings, Inc.	6,800	378,420
Soundbite Communications, Inc.	44,460	221,855
Splunk, Inc.*	3,390	157,160
SS&C Technologies Holdings, Inc.*	7,100	233,590
Stonesoft OYJ (Finland)*	6,471	37,586
Symantec Corp.	16,200	364,014
Synopsys, Inc.*	8,200	293,150
Telenav, Inc.*	5,300	27,719
VMware, Inc. (Class A Stock)*	8,330	558,027

		12,283,140

Specialty Retail — 0.1%
Big 5 Sporting Goods Corp.	1,800	39,510
Body Central Corp.*	6,300	83,916
Cato Corp. (The) (Class A Stock)	4,100	102,336
Chico’s FAS, Inc.	36,500	622,690
Express, Inc.*	55,700	1,168,029
Finish Line, Inc. (The) (Class A Stock)	3,800	83,068
Foot Locker, Inc.	26,800	941,484
Gap, Inc. (The)	19,500	813,735
Genesco, Inc.*	7,000	468,930
L&L Acquisition Corp. Escrow Shares*	35,000	—
PetSmart, Inc.	13,200	884,268
Ross Stores, Inc.	18,560	1,202,874
rue21, Inc.*	2,379	98,990
Sears Hometown and Outlet Stores, Inc.*	700	30,604
Shoe Carnival, Inc.	1,950	46,820
Target Corp.	5,670	390,436
TJX Cos., Inc. (The)	18,190	910,591
Urban Outfitters, Inc.*	18,500	744,070

		8,632,351

Telecommunications — 0.1%
Clearwire Corp. (Class A Stock)*	548,022	2,729,150
Comverse, Inc.	24,360	724,954
Multiband Corp.*	54,538	172,885
Orckit Communications Ltd. (Israel)*	1,659	332
Sprint Nextel Corp.*	215,000	1,509,300
Telestone Technologies Corp.*	12,647	5,691

		5,142,312

Textiles, Apparel & Luxury Goods — 0.1%
Carter’s, Inc.	15,700	1,162,899
Coach, Inc.	1,900	108,471
Fossil Group, Inc.*	3,100	320,261
Maidenform Brands, Inc.*	3,000	51,990
Michael Kors Holdings Ltd. (British Virgin Islands)*	16,000	992,320
Ralph Lauren Corp.	3,800	660,212
True Religion Apparel, Inc.	48,174	1,525,189
Tumi Holdings, Inc.*	3,300	79,200
VF Corp.	1,950	376,467

		5,277,009

Thrifts & Mortgage Finance — 0.1%
EverBank Financial Corp.	1,200	19,872
First Defiance Financial Corp.	2,000	45,100
First Financial Holdings, Inc.	26,753	567,431

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Thrifts & Mortgage Finance (continued)
Home Loan Servicing Solutions Ltd. (Cayman Islands)	18,900	$453,033
Hudson City Bancorp, Inc.	652,538	5,977,248
OceanFirst Financial Corp.	1,300	20,215
PVF Capital Corp.*	81,577	326,308
Roma Financial Corp.	27,965	507,844
Washington Federal, Inc.	8,200	154,816

		8,071,867

Tobacco
Philip Morris International, Inc.	13,650	1,182,363

Trading Companies & Distributors
Applied Industrial Technologies, Inc.	1,400	67,662
DXP Enterprises, Inc.*	12,500	832,500
Kaman Corp.	9,200	317,952
MSC Industrial Direct Co., Inc. (Class A Stock)	600	46,476
W.W. Grainger, Inc.	3,690	930,544

		2,195,134

Transportation Infrastructure — 0.6%
Abertis Infraestructuras SA (Spain)	321,461	5,600,983
Atlantia SpA (Italy)	206,800	3,372,947
Auckland International Airport Ltd. (New Zealand)	1,485,736	3,417,138
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	9,161,267	5,941,465
CCR SA (Brazil)	727,522	5,790,571
Flughafen Zuerich AG (Switzerland)	7,765	3,896,903
Groupe Eurotunnel SA (France)	366,781	2,788,977
Koninklijke Vopak NV (Netherlands)	73,942	4,364,287
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	4,862,000	1,783,758
Transurban Group (Australia)	571,477	3,529,190
Westshore Terminals Investment Corp. (Canada)	123,289	3,367,969

		43,854,188

Water Utilities — 0.1%
American States Water Co	2,600	139,542
American Water Works Co., Inc.	119,445	4,924,717

		5,064,259

Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	56,001	4,053,912
Leap Wireless International, Inc.*	9,200	61,916
SBA Communications Corp. (Class A Stock)*(a)	99,552	7,378,794
Telephone & Data Systems, Inc.	10,516	259,219
Tower Bersama Infrastructure Tbk PT (Indonesia)*	2,599,470	1,357,459
Tower Bersama Infrastructure Tbk PT (Indonesia), 144A*(g)	1,964,162	1,025,698
United States Cellular Corp.	1,500	55,035

		14,192,033

TOTAL COMMON STOCKS (cost $632,564,772)		736,569,764

COMMON STOCKS (continued)	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS — 3.1%
iShares Dow Jones US Real Estate Index Fund	152,000	$10,091,280
iShares iBoxx $ High Yield Corporate Bond Fund(a)	87,400	7,941,164
iShares JPMorgan USD Emerging Markets Bond Fund(a)	77,100	8,444,763
iShares MSCI EAFE Index Fund	1,887,000	108,276,060
iShares MSCI Emerging Markets Index Fund	865,000	33,363,050
iShares S&P Global 100 Index Fund(a)	228,921	15,461,324
SPDR Barclays High Yield Bond(a)	214,500	8,470,605
SPDR Dow Jones REIT(a)	238,000	18,076,100
Vanguard FTSE Emerging Markets	471,000	18,265,380

TOTAL EXCHANGE TRADED FUNDS (cost $224,022,226)		228,389,726

PREFERRED STOCKS — 0.1%
Commercial Banks
United Community Banks, Inc., 5.000%	155	152,610

Consumer Finance
SLM Corp., 3.740%(c)	900	21,411

Diversified Financial Services
Highclere Holdings Ltd.*(g)	720	—
Jack Cooper Holdings Corp., Series B, 5.000%*(g)	225	27,337
Jack Cooper Holdings Corp., Series C, 144A*(g)	83	7,454

		34,791

Electric Utilities
Genie Energy Ltd., 7.500%	24,030	192,240

Farming & Agriculture
Universal Corp., CVT, 6.750%	575	718,750

Financial – Bank & Trust
Ally Financial, Inc., Series G, 7.000%	175	166,343

Home Builders
Beazer Homes USA, Inc., 7.500%	5,125	149,855

Household Durables — 0.1%
Sealy Corp., CVT, 8.000%	33,706	2,671,201

Multi-Utilities
Dominion Resources, Inc., 6.000%	7,050	352,853

Oil, Gas & Consumable Fuels
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp. Units (Class E Stock)*	1,916,298	1,916,298
Superior Well Services, Inc., Series A, CVT, 4.000%	154	143,990

		2,060,288

Paper & Forest Products
China Wood, Inc., CVT, 8.000%(g)	20,500	17,220

Thrifts & Mortgage Finance
Flagstar Bancorp, Inc., Series C, 5.000%	156	149,116

TOTAL PREFERRED STOCKS (cost $6,473,958)		6,686,678

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

RIGHTS*	Units	Value (Note 2)
Biotechnology
Clinical Data, Inc.	33,609	$—

Healthcare Equipment & Supplies
AMA Contingent	27,759	3

TOTAL RIGHTS (cost $0)		3

UNAFFILIATED MUTUAL FUNDS — 1.7%	Shares
Aberdeen Global Income Fund, Inc.	3,867	42,769
Advent Claymore Convertible Securities & Income Fund	5,553	94,068
Advent Claymore Convertible Securities & Income Fund II	94,050	648,945
Advent Claymore Enhanced Growth & Income Fund	27,094	264,979
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	13,136	221,342
AQR Multi Strategy Alternative Fund (Institutional Class Shares)*	1,255,262	12,728,359
BlackRock Core Bond Trust	9,041	118,799
BlackRock Credit Allocation Income Trust	18,789	243,881
BlackRock EcoSolutions Investment Trust	159	1,275
BlackRock Energy and Resources Trust	7,013	175,535
BlackRock Enhanced Capital and Income Fund, Inc.	48,834	616,285
BlackRock Enhanced Equity Dividend Trust	202,010	1,537,296
BlackRock Global Opportunities Equity Trust	115,836	1,563,786
BlackRock Income Opportunity Trust, Inc.	10,183	102,441
BlackRock International Growth and Income Trust	208,314	1,535,274
BlackRock Resources & Commodities Strategy Trust	56,042	647,285
BTS Rail Mass Transit Growth Infrastructure Fund*	8,400,000	3,222,957
BTS Rail Mass Transit Growth Infrastructure Fund, 144A*(g)	1,000,000	383,685
Calamos Convertible and High Income Fund	7,445	92,244
Calamos Market Neutral Income Fund (Institutional Class Shares)*	271,368	3,421,948
Central Securities Corp. (Retail Shares)	19,832	418,059
Clough Global Equity Fund	11,512	172,335
Cohen & Steers Dividend Majors Fund, Inc.	134	1,918
Cohen & Steers REIT and Preferred Income Fund, Inc.	3,141	54,276
Cohen & Steers Select Preferred and Income Fund, Inc.	328	8,508
Cutwater Select Income Fund	3,013	55,319
Diamond Hill Long-Short Fund (Institutional Class Shares)*	289,616	5,977,667
Doubleline Income Solutions Fund	18,000	417,780
DWS High Income Opportunities Fund, Inc.	2,912	41,962
Eaton Vance Enhanced Equity Income Fund	85,759	990,516
Eaton Vance Enhanced Equity Income Fund II	92,181	1,060,081
Eaton Vance Global Macro Absolute Return Fund (Institutional Class Shares)*	1,396,815	13,493,235
Eaton Vance Risk-Managed Diversified Equity Income Fund	12,321	134,299

UNAFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
Eaton Vance Tax-Advantaged Dividend Income Fund	951	$17,365
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	5,364	120,261
Eaton Vance Tax-Managed Buy-Write Income Fund	5,457	79,181
Ellsworth Fund Ltd.	8,274	63,379
First Opportunity Fund, Inc. (Retail Shares)*	11,264	92,252
First Trust Aberdeen Global Opportunity Income Fund	669	10,323
First Trust Enhanced Equity Income Fund	13,862	174,800
First Trust High Income Long/Short Fund	464	8,148
Fort Dearborn Income Securities, Inc.	4,612	66,228
Forum Funds - Absolute Strategies Fund (Institutional Class Shares)*	1,302,275	14,715,707
Forward Long/Short Credit Analysis Fund (Institutional Class Shares)*	1,535,184	12,880,196
Gabelli ABC Fund (Advisor Class Shares)*	749,668	7,601,635
ING Global Equity Dividend & Premium Opportunity Fund	35,208	329,899
ING Risk Managed Natural Resources Fund	3,943	42,663
Invesco Van Kampen Bond Fund	3,827	70,149
John Hancock Hedged Equity & Income Fund	22,164	374,350
John Hancock Premium Dividend Fund	3,704	49,115
John Hancock Tax-Advantaged Dividend Income Fund	1,437	27,044
Lazard Global Total Return and Income Fund, Inc.	4,444	72,615
Madison Covered Call & Equity Strategy Fund	32,489	257,638
Montgomery Street Income Securities, Inc.	850	13,736
Morgan Stanley Emerging Markets Fund, Inc. (Retail Shares)	11,802	169,241
Morgan Stanley Income Securities, Inc.	24,849	423,178
Nuveen Dividend Advantage Municipal Fund 3	977	12,945
Nuveen Dividend Advantage Municipal Income Fund	690	9,211
Nuveen Equity Premium Advantage Fund	17,262	213,013
Nuveen Equity Premium and Growth Fund	3,916	54,041
Nuveen Global Value Opportunities Fund	2,271	29,319
Nuveen Maryland Premium Income Municipal Fund	415	5,561
Nuveen Preferred Income Opportunities Fund	3,094	29,548
Nuveen Quality Preferred Income Fund	19,949	165,577
Nuveen Quality Preferred Income Fund II	35,179	306,409
Nuveen Quality Preferred Income Fund III	7,529	63,394
Petroleum & Resources Corp. (Retail Shares)	33,985	872,735
PIMCO Dynamic Credit Income Fund	18,579	425,645
PIMCO Unconstrained Bond Fund (Institutional Class Shares)*	1,294,838	14,618,723
Putnam High Income Securities Fund	11,188	88,385
Pyxis Long/Short Equity Fund (Class Z Shares)*	308,892	3,586,235
Templeton Emerging Markets Fund	2,419	42,333
Touchstone Merger Arbitrage Fund (Institutional Class Shares)*	969,351	10,672,558

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

UNAFFILIATED MUTUAL FUNDS (continued)	Shares	Value (Note 2)
Transamerica Income Shares, Inc.	7,039	$145,144
Tri-Continental Corp.	6,494	116,372
Turner Spectrum Fund*	286,282	3,140,514
Wells Fargo Advantage Multi-Sector Income Fund	434	6,362
Western Asset Global Corporate Defined Opportunity Fund, Inc.	4,905	89,173
Western Asset Income Fund	2,973	38,262
Western Asset Total Return Unconstrained Fund*	706,215	7,457,627
Western Asset Worldwide Income Fund, Inc.	1,163	15,224
Zweig Fund, Inc.	15,252	195,531

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $128,894,365)		130,548,052

WARRANTS*	Units
Biotechnology
CytRx Corp., expiring 07/27/16	280,000	—
Galena Biopharma, Inc., expiring 12/21/17	54,000	18,630
Opexa Therapeutics, Inc., expiring 02/11/16(g)	4,848	73
Rexahn Pharmaceuticals, Inc. (Israel), expiring 12/04/17	148,500	21,533
Rosetta Genomics Ltd. (Israel), Series A, expiring 11/30/15(g)	21,875	—
Rosetta Genomics Ltd. (Israel), Series C, expiring 02/23/16(g)	49,012	—
RXi Pharmaceuticals Corp., Series A, expiring 03/04/16(g)	14,600	12,337
Venaxis, Inc., expiring 05/24/18	2,700	297

		52,870

Commercial Banks
Associated Banc-Corp., expiring 11/21/18	2,176	3,155
Boston Private Financial Holdings, Inc., expiring 11/21/18	10,019	41,178
Wintrust Financial Corp., expiring 12/19/18	41,843	760,287

		804,620

Commercial Services & Supplies
EveryWare Global, Inc., expiring 05/13/18	81,000	115,020

Communications Equipment
Spherix, Inc., expiring 01/24/16(g)	20,425	—

Conglomerates
Nautilus Marine Acquisition Corp. (Australia), expiring 07/15/16	96,000	8,160
Net Element International, Inc., expiring 10/07/15	28,804	17,282
Trio Merger Corp., expiring 06/19/16	57,000	57,000

		82,442

Containers & Packaging
CryoPort, Inc., expiring 08/10/15(g)	71,428	1,429
CryoPort, Inc., expiring 02/15/16(g)	113,002	2,825

		4,254

Diversified Financial Services
Blue Wolf Mongolia Holdings Corp., expiring 07/20/16	65,000	15,275

WARRANTS* (continued)	Units	Value (Note 2)
Diversified Financial Services (continued)
Jack Cooper Holdings Corp., expiring 12/15/17(g)	200	$22,000
Jack Cooper Holdings Corp., expiring 05/06/18(g)	50	5,500
Pingtan Marine Enterprise Ltd., expiring 02/26/18	55,000	12,513

		55,288

Electronic Equipment, Instruments & Components
Integrated Drilling Equipment Holdings Corp., expiring 12/15/17	85,000	24,013

Energy – Alternate Sources
Plug Power, Inc., expiring 05/03/16(g)	12,375	619
Syntroleum Corp., expiring 07/05/16(g)	31,646	3,006

		3,625

Healthcare Equipment & Supplies
Adventrx Pharmaceuticals, Inc., expiring 11/11/16	11,250	—
InspireMD, Inc., expiring 03/31/16(g)	5,888	88

		88

Healthcare Providers & Services
Medgenics, Inc., expiring 02/08/18	3,600	1,890
Neostem, Inc., expiring 07/22/16	30,000	—

		1,890

Holding Companies – Diversified
Andina Acquisition Corp., expiring 05/10/15	44,550	9,578
BGS Acquisition Corp., expiring 05/21/17	71,910	16,539
Chart Acquisition Corp., expiring 12/19/17	134,325	67,861
Collabrium Japan Acquisition Corp. (United Kingdom), expiring 12/10/17	63,000	19,530
Global Eagle Entertainment, Inc., expiring 05/13/16	175,000	280,000
Infinity Cross Border Acquisition Corp., expiring 07/25/16	26,400	16,632
IVS Group (Luxembourg), expiring 01/27/16	60,858	26,260
Lone Oak Acquisition Corp. (Cayman Islands), expiring 03/24/16	28,070	8,014
Prime Acquisition Corp., expiring 03/30/16	51,752	17,078
SCG Financial Acquistion Corp., expiring 04/18/16	79,900	63,920
Selway Capital Acquisition Corp., expiring 11/07/16	44,978	73,089

		598,501

Insurance
Lincoln National Corp., expiring 07/10/19	7,496	202,017

Investment Companies
Electrawinds SE (Luxembourg), expiring 10/01/15	57,500	33,680

Manufacturing
Cereplast, Inc., expiring 02/01/16(g)	6,639	—

Media
Hemisphere Media Group, expiring 04/06/18	93,601	137,125

Metals & Mining
Aurcana Corp. (Canada), expiring 12/08/13(g)	67,730	—

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

WARRANTS* (continued)	Units	Value (Note 2)
Metals & Mining (continued)
China Shen Zhou Mining & Resources, Inc., expiring 01/21/14(g)	7,012	$—
Coeur d’Alene Mines Corp., expiring 04/16/17	3,453	5,525
Energy Fuels, Inc. (Canada), expiring 03/31/15(g)	40,000	190
Golden Minerals Co., expiring 09/19/17	7,826	2,191

		7,906

Oil, Gas & Consumable Fuels
Camac Energy, expiring 12/27/15(g)	9,808	294
Green Field Energy Services, Inc., expiring 11/15/21	200	12,000
Harvest Natural Resources, Inc., expiring 10/11/15	5,813	2,122
Pacific Ethanol, Inc., expiring 01/03/14	10,000	200
Pacific Ethanol, Inc., expiring 07/03/17	20,000	1,800

		16,416

Paper & Forest Products
China Wood, Inc., expiring 09/30/15(g)	10,250	256

Pharmaceuticals
Access Pharmaceuticals, Inc., expiring 12/15/15(g)	7,353	—
Bionovo, Inc., expiring 02/02/16(g)	4,050	—
IntelliPharmaCeutics International, Inc., Series A, expiring 01/26/16(g)	20,625	6,084
MannKind Corp., expiring 10/29/13	45,000	135,675
NeuroBioPharm, Inc. Unit (Canada)	711	1
Pluristem Therapeutics, Inc. (Israel), expiring 07/26/16(g)	17,820	11,405
Pluristem Therapeutics, Inc., expiring 09/19/17	6,750	1,890
Provectus Pharmaceuticals, Inc., Series A, expiring 01/19/16(g)	93,424	7,007
Provectus Pharmaceuticals, Inc., Series C, expiring 01/19/16(g)	65,397	4,905
Synergy Pharmaceuticals, expiring 10/19/16	9,000	11,115
Zogenix, Inc., expiring 07/27/17	3,600	—

		178,082

Semiconductors & Semiconductor Equipment
TranSwitch Corp., expiring 03/28/19	72,000	9,360

Software
Authentidate Holding Corp., expiring 04/12/15(g)	108,500	11,935
Authentidate Holding Corp., expiring 04/11/17	28,644	5,156
Magic Software Enterprises Ltd., expiring 12/23/13(g)	14,136	2,615
SinoHub, Inc., expiring 09/21/13(g)	22,826	—

		19,706

Technology Services
Microvision, Inc., expiring 06/15/17	4,500	4,905

WARRANTS* (continued)	Units	Value (Note 2)
Telecommunications
Orckit Communications Ltd. (Israel), expiring 11/30/15(g)	9,176	$—

TOTAL WARRANTS (cost $1,255,489)		2,352,064

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.2%
American Money Management Corp. (Cayman Islands),
Series 2005-5A, Class A1A, 144A
0.507%(c)	08/08/17	Aaa		$22	21,532
Aquilae CLO PLC (Ireland),
Series 2006-1X, Class A
0.581%(c)	01/17/23	Aa1	EUR	189	241,025
ARES CLO Ltd. (Cayman Islands),
Series 2006-6RA, Class A1B, 144A
0.502%(c)	03/12/18	Aaa		251	248,518
Cadogan Square CLO III BV (Netherlands),
Series 3X, Class A
0.571%(c)	01/17/23	Aaa	EUR	97	122,878
Canada Capital Auto Receivables Asset Trust (Canada),
Series 2011-1A, Class A2, 144A
2.632%	08/17/14	Aaa	CAD	160	152,004
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
2.943%(c)	08/15/18	Aaa		3,000	3,080,890
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.373%(c)	07/25/36	B2		305	295,492
Duane Street CLO III Ltd. (Cayman Islands),
Series 2006-3A, Class A1, 144A
0.528%(c)	01/11/21	Aaa		549	544,017
Eurocredit BV CDO (Netherlands),
Series IV-X, Class A1
0.686%(c)	02/22/20	Aaa	EUR	178	224,712
Franklin CLO Ltd. (Cayman Islands),
Series 5A, Class A2, 144A
0.533%(c)	06/15/18	Aaa		1,242	1,213,392
Galaxy CLO Ltd. (Cayman Islands),
Series 2007-8A, Class A, 144A
0.516%(c)	04/25/19	Aa1		605	592,823
Globaldrive (Netherlands),
Series 2011-AA, Class A
0.868%(c)	04/20/19	Aaa	EUR	562	732,077
Goldentree Loan Opportunities V Ltd. (Cayman Islands),
Series 2007-5A, Class A, 144A
0.972%(c)	10/18/21	Aaa		800	787,198
Harvest CLO lA SA (Luxembourg),
Series I-X, Class A1
0.827%(c)	03/29/17	Aa1	EUR	76	98,833
Hillmark Funding (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.524%(c)	05/21/21	Aaa		800	773,926
Jubilee CDO IV BV (Netherlands),
Series IV-X, Class A
0.719%(c)	10/15/19	Aa1	EUR	529	679,882

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Landmark V CDO Ltd. (Cayman Islands),
Series 2005-1A, Class A1L, 144A
0.575%(c)	06/01/17	Aaa		$170	$169,891
LCM V LP (Cayman Islands),
Series 5A, Class A1, 144A
0.502%(c)	03/21/19	Aaa		600	584,695
MAGI Funding PLC (Ireland),
Series I-A, Class A
0.671%(c)	04/11/21	Aaa	EUR	689	876,256
Mercator CLO II PLC (Ireland),
Series II-X, Class A1
0.437%(c)	02/18/24	Aaa	EUR	367	462,774
NAC EuroLoan Advantage I Ltd. (Ireland),
Series 2008-1X, Class A-1
1.593%(c)	04/20/19	Aa1	GBP	381	579,093
Series 2008-1X, Class A-2
1.433%(c)	04/20/19	Aa1		701	700,196
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.976%(c)	07/25/18	Aaa		27	27,064
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.726%(c)	10/26/20	AA+(d)		225	221,541
Penta CLO SA (Luxembourg),
Series 2007-1X, Class A1
0.518%(c)	06/04/24	Aaa	EUR	581	717,976
SLM Student Loan Trust,
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39(g)	Aaa		115	114,876
Series 2010-C, Class A1, 144A
1.843%(c)	12/15/17	Aaa		25	24,817
South Carolina Student Loan Corp.,
Series 2010-1, Class A1
0.726%(c)	01/25/21	AA+(d)		320	318,448
Stanfield Bristol CLO Ltd. (Cayman Islands),
Series 2005-1A, Class A1, 144A
0.535%(c)	10/15/19	Aaa		177	175,085
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.515%(c)	05/15/19	Aaa		500	491,320
Wood Street CLO BV (Netherlands),
Series I, Class A
0.544%(c)	11/22/21	Aaa	EUR	506	642,567
Series II-A, Class A1
0.587%(c)	03/29/21	Aa1	EUR	157	200,113

TOTAL ASSET-BACKED SECURITIES (cost $16,283,561)					16,115,911

BANK LOANS(c) — 0.1%
Commercial Services & Supplies
RR Donnelley & Sons Co.,
Term Loan
Zero	10/24/14	NR		450	339,377

Consumer Products & Services
Eastman Kodak Co.,
Term Loan
11.500%	09/30/13	NR		1,350	1,356,467

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Diversified Financial Services
J.G. Wentworth,
Term Loan
9.000%	01/22/18	NR	$250	$246,107

Financial Services
Liquidnet,
Term Loan
9.250%	05/03/17	NR	444	444,375
Springleaf Finance Corp.,
Initial Loan
5.500%	05/28/17	B3	543	542,853

				987,228

Food & Staples Retailing — 0.1%
H.J. Heinz Co.,
Term Loan B2
3.500%	03/27/20	Ba2	2,000	2,000,000

Media
Virgin Media Investment Holdings Ltd.,
Term Loan
3.750%	02/06/20	Ba3	400	395,562

Metals & Mining
Patriot Coal,
Term Loan (DIP)
9.250%	10/04/13	NR	1,650	1,632,131

Transportation
Overseas Shipholding,
Revolving Credit Loan
2.736%	12/31/13	NR	450	430,875

TOTAL BANK LOANS (cost $7,355,007)				7,387,747

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 144A
2.493%(c)	11/15/15	NR	2,324	2,325,473
Banc of America Re-REMICS Trust,
Series 2009-UB1, Class A4A, 144A
5.614%(c)	06/24/50	NR	250	282,893
Commercial Mortgage Pass-Through Certificates,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	Aaa	90	94,027
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	Aaa	800	857,126
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA1, 144A
0.423%(c)	10/15/21	Aaa	497	495,296
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	Aaa	100	109,523
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39	Aaa	946	1,041,924
Series 2010-UD1, Class A, 144A
5.919%(c)	12/18/49	Aaa	1,034	1,166,203
Extended Stay America Trust,
Series 2013-ESFL, Class A1FL, 144A
0.994%(c)	12/05/31	Aaa	800	797,885

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces,
Series 2010-M7, Class FA
0.793%(c)	11/25/20	NR		$1,039	$1,056,405
German Residential Asset Note Distributor PLC (Ireland),
Series 1, Class A
1.615%(c)	01/20/21	Aa3	EUR	806	1,046,532
GS Mortgage Securities Corp. II Trust,
Series 2007-EOP, Class A1, 144A
1.103%(c)	03/06/20	Aaa		25	25,239
Series 2007-EOP, Class A2, 144A
1.260%(c)	03/06/20	Aaa		250	250,630
Series 2012-GCJ9, Class XA, IO
2.563%(c)	11/10/45(g)	Aaa		1,390	196,058
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.744%(c)	10/25/18	Baa1	GBP	284	395,257
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	AAA(d)		1,200	1,262,818
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.731%(c)	07/09/21	Aaa		311	310,206
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.208%(c)	12/16/49	Aaa		100	110,793
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	AAA(d)		600	625,314
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41	Aaa		100	103,081
Series 2007-C32, Class A2
5.932%(c)	06/15/49	Aaa		289	286,897

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,542,979)					12,839,580

CONVERTIBLE BONDS — 0.2%
Airlines
Lufthansa Malta Blues LP (Malta),
Gtd. Notes, 144A
0.750%	04/05/17	Ba1	EUR	350	543,956

Automobiles — 0.1%
Volkswagen International Finance NV (Netherlands),
Gtd. Notes, 144A
5.500%	11/09/15	BBB(d)	EUR	1,500	1,997,859

Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Sub. Notes
3.250%	03/15/16	NR		1,675	2,033,031

Diversified Financial Services
Encore Capital Group, Inc.,
Gtd. Notes, 144A
3.000%	07/01/20	NR		175	169,248
Knight Capital Group, Inc.,
Sr. Sub. Notes
3.500%	03/15/15	NR		1,000	999,375

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Diversified Financial Services (continued)
Penson Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A(i)
8.000%	06/01/14	NR		$1,140	$118,275

					1,286,898

Diversified Telecommunication Services
Powerwave Technologies, Inc.,
Sub. Notes(i)
3.875%	10/01/27	NR		450	2,250

Entertainment & Leisure
SouthPeak Interactive Corp.,
24.000%	12/31/13(g)	NR		500	47,900

Healthcare Equipment & Supplies
China Medical Technologies, Inc. (Cayman Islands),
Sr. Unsec’d. Notes, 144A(i)
6.250%	12/15/16	NR		450	4,500

Healthcare Providers & Services
Adcare Health Systems, Inc.,
Notes
10.000%	10/26/13(g)	NR		200	273,180

Household Durables
M/I Homes, Inc.,
Gtd. Notes
3.000%	03/01/18	Caa2		225	232,734

Insurance
Meadowbrook Insurance Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	03/15/20	NR		325	370,500
MGIC Investment Corp.,
Sr. Unsec’d. Notes
2.000%	04/01/20	B(d)		1,025	1,160,813
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19	CCC+(d)		100	127,563

					1,658,876

Internet Software & Services
Blucora, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	04/01/19	NR		200	223,930

Leisure Equipment & Products
TUI AG (Germany),
Sr. Unsec’d. Notes
5.500%	11/17/14	Caa1	EUR	958	1,177,775

Metals & Mining
Jaguar Mining, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/31/16	NR		500	116,875
RTI International Metals, Inc.,
Gtd. Notes
1.625%	10/15/19	NR		350	329,437
Silver Standard Resources, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
2.875%	02/01/33	NR		50	37,594

					483,906

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Oil, Gas & Consumable Fuels
Alpha Natural Resources, Inc.,
Gtd. Notes
3.750%	12/15/17	B+(d)		$100	$85,000
Petrominerales Ltd. (Canada),
Gtd. Notes
3.250%	06/12/17	NR		400	310,400
Sr. Unsec’d. Notes
2.625%	08/25/16	NR		300	298,500
Polarcus Ltd. (Cayman Islands),
Sr. Sec’d. Notes
2.875%	04/27/16	NR		100	98,480

					792,380

Retail & Merchandising
RadioShack Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	08/01/13	Ba2		550	541,063

Software
salesforce.com, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	04/01/18	BB(d)		200	190,375

Telecommunications
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
7.000%	01/31/20	B(d)	MXN	2,311	240,818

Thrifts & Mortgage Finance
China Linen,
Notes
7.500%	11/02/13(g)	NR		200	—

TOTAL CONVERTIBLE BONDS (cost $13,748,389)					11,731,431

CORPORATE BONDS — 3.2%
Airlines
American Airlines, Inc.,
Sr. Sec’d. Notes(i)
10.500%	10/15/14	NR		200	239,500
Sr. Sec’d. Notes, 144A(i)
7.500%	03/15/16	NR		1,125	1,307,813
Continental Airlines UAL,
Notes
6.860%	04/22/14	NR		72	72,254

					1,619,567

Auto Components
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	B2		150	152,437
Exide Technologies,
Sr. Sec’d. Notes(i)
8.625%	02/01/18	B2		1,150	701,500
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17	B3		450	492,750

					1,346,687

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Automobile Manufacturers
Fiat Finance & Trade SA (Luxembourg),
Gtd. Notes, MTN
6.125%	07/08/14	B1	EUR	400	$536,277
7.625%	09/15/14	B1	EUR	100	136,842

					673,119

Broadcasting
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes
4.900%	05/15/15	Ca		450	416,250

Building Materials — 0.1%
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	B(d)		1,390	1,515,100
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
9.000%	01/11/18	B(d)		3,799	3,988,950
Rearden G Holdings EINS GmbH (Germany),
Gtd. Notes
7.875%	03/30/20	B1		109	111,042
Gtd. Notes, 144A
7.875%	03/30/20	B1		640	652,800

					6,267,892

Chemicals — 0.1%
Alpek SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	11/20/22	Baa3		1,122	1,079,925
Braskem Finance Ltd. (Cayman Islands),
Gtd. Notes
7.000%	05/07/20	Baa3		1,466	1,553,960
Mexichem SAB de CV (Mexico),
Sr. Unsec’d. Notes
4.875%	09/19/22	Ba1		566	568,830
Sr. Unsec’d. Notes, 144A
4.875%	09/19/22	Ba1		954	958,770

					4,161,485

Commercial Banks — 0.3%
Achmea Hypotheekbank NV (Netherlands),
Gov’t. Liquid Gtd. Notes
3.200%	11/03/14	Aaa		113	117,294
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14	Aaa		244	253,272
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/15	Aaa		2,900	2,909,854
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	02/08/22	Aa3		665	639,361
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.625%	02/13/17	Baa1		200	203,000
Sr. Unsec’d. Notes, 144A
4.625%	02/13/17	Baa1		300	304,500
Banco Santander Brazil SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.373%(c)	03/18/14	Baa1		800	796,137

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Bank Nederlandse Gemeenten (Netherlands),
Sr. Unsec’d. Notes, 144A
1.375%	03/19/18	Aaa		$1,300	$1,270,211
Creditcorp,
Sr. Sec’d. Notes
12.000%	07/15/18	B3		675	675,211
Depfa ACS Bank (Ireland),
Covered Bonds
3.875%	07/15/13	A3	EUR	2,100	2,735,440
4.375%	01/15/15	Aa3	EUR	1,100	1,495,866
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16	Ba1		600	574,500
3.000%	11/17/14	Ba1		600	600,000
Sr. Unsec’d. Notes, MTN
2.875%	11/16/16	Ba1	CHF	200	207,506
Emigrant Bancorp, Inc.,
Sr. Notes, 144A
6.250%	06/15/14	NR		375	366,563
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.625%	10/24/16	Aaa	AUD	300	289,950
6.250%	12/28/18	Aaa	AUD	800	788,843
HSH N Finance Guernsey Ltd. (Guernsey),
Bank Gtd. Notes, MTN
0.662%(c)	12/21/15	Aa1	EUR	1,100	1,439,467
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes
4.750%	11/25/16	Baa2		480	493,727
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes
3.125%	01/15/16	Baa2		200	196,652
Sr. Unsec’d. Notes, 144A
2.674%(c)	02/24/14	A2		1,100	1,104,041
Kreditanstalt Fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, MTN
6.000%	08/20/20	Aaa	AUD	2,400	2,388,551
6.250%	05/19/21	Aaa	AUD	900	908,694
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, MTN
5.500%	03/09/20	Aaa	AUD	1,000	966,134
Russian Agricultural Bank OJSC Via RSHB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.299%	05/15/17	Baa1		1,523	1,616,208
Stadshypotek AB (Sweden),
Sec’d. Notes
4.250%	10/10/17	Aaa	AUD	900	818,206

					24,159,188

Construction & Engineering — 0.1%
Andrade Gutierrez International SA (Luxembourg),
Gtd. Notes, 144A
4.000%	04/30/18	Ba1		1,410	1,325,400
Odebrecht Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
4.375%	04/25/25	Baa3		1,330	1,190,350
5.125%	06/26/22	Baa3		2,460	2,410,800

					4,926,550

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Distribution/Wholesale
HD Supply, Inc.,
Gtd. Notes
10.500%	01/15/21	Caa2		$1,125	$1,164,375

Diversified Financial Services — 0.2%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.250%	03/23/22	Aaa	AUD	1,100	1,044,801
BPA Laboratories, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	04/01/17(g)	NR		625	596,875
Credit Agricole Home Loan SFH (France),
Covered Bonds, 144A
1.026%(c)	07/21/14	Aaa		1,400	1,406,497
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
6.125%	01/23/17	Aaa	AUD	500	491,434
6.250%	04/15/15	Aaa	AUD	500	481,383
6.250%	06/08/21	Aaa	AUD	700	691,011
General Electric Capital Australia Funding Pty Ltd. (Australia),
Gtd. Notes, MTN
4.500%	01/30/18	A1	AUD	1,900	1,718,501
German Postal Pensions Securitisation PLC (Ireland),
Gov’t. Gtd. Notes
3.375%	01/18/16	Aaa	EUR	2,500	3,470,173
Global Investments Group Finance Ltd. (British Virgin Islands),
Gtd. Notes
11.000%	09/24/17	NR		200	187,000
Highclere Holdings Ltd. (Cayman Islands),
Sr. Sec’d. Notes
— %(s)	02/26/15	NR		144	143,970
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
4.375%	07/27/16	Baa2		400	424,017
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18	Ba3		275	288,750
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14	Ba3		300	312,000
Jasper Explorer Ltd. (Cyprus),
Sr. Sec’d. Notes
13.500%	05/27/16	NR		700	552,998
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
0.467%(c)	01/31/14	A2	EUR	700	910,244
0.658%(c)	07/22/14	Baa2	EUR	500	649,520
TMX Finance LLC/TitleMax Finance Corp.,
Sr. Sec’d. Notes
13.250%	07/15/15	B2		1,245	1,335,263
Vesey Street Investment Trust I,
Gtd. Notes
4.404%	09/01/16	A3		100	106,489

					14,810,926

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities — 0.1%
AES Gener SA (Chile),
Sr. Unsec’d. Notes
5.250%	08/15/21	Baa3		$218	$225,834
Sr. Unsec’d. Notes, 144A
5.250%	08/15/21	Baa3		556	573,446
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes
5.750%	10/27/21	Baa3		1,648	1,594,440
Colbun SA (Chile),
Sr. Unsec’d. Notes
6.000%	01/21/20	BBB-(d)		1,166	1,241,908
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes
7.625%	07/29/19	Baa3		600	687,000
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21	Ba1		1,540	1,509,200
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20	Ba1		600	672,003

					6,503,831

Energy Equipment & Services
Heckmann Corp.,
Gtd. Notes
9.875%	04/15/18	Caa1		350	367,500

Energy – Alternate Sources
FuelCell Energy, Inc.,
Sr. Unsec’d. Notes
8.000%	06/15/18	NR		250	279,395

Entertainment & Leisure
Pegasus Solutions, Inc.,
Sr. Sec’d. Notes, PIK, 144A
13.000%	04/15/14	NR		475	455,842

Financial Services
LBG Capital No. 1 PLC (United Kingdom),
Bank Gtd. Notes
11.040%	03/19/20	Ba3	GBP	800	1,350,611
LBG Capital No. 2 PLC (United Kingdom),
Bank Gtd. Notes
7.625%	12/09/19	Ba2	GBP	600	917,138

					2,267,749

Financial – Bank & Trust — 0.4%
Abbey National Treasury Services PLC (United Kingdom),
Covered Bonds, MTN
3.125%	06/30/15	Aaa	EUR	3,100	4,141,820
Ally Financial, Inc.,
Gtd. Notes
3.672%(c)	06/20/14	B1		1,100	1,109,724
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15	Aaa		2,000	2,051,200
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13	Aa3		1,500	1,503,758

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Financial – Bank & Trust (continued)
Cie de Financement Foncier SA (France),
Covered Bonds, 144A
2.500%	09/16/15	Aaa		$900	$928,717
Citigroup, Inc.,
Notes, MTN
5.500%	10/15/14	A3		211	221,926
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
0.756%(c)	04/29/14	Aa1		2,900	2,893,514
2.750%	01/10/14	Aa1		4,700	4,750,074
2.750%	04/29/14	Aa1		3,400	3,457,086
DnB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/16(g)	Aaa		1,200	1,230,960
Covered Bonds, MTN
2.375%	07/20/16	Aaa	EUR	100	134,384
ING Bank Australia Ltd. (Australia),
Gov’t. Liquid Gtd. Notes
3.469%(c)	06/24/14	AAA(d)	AUD	1,200	1,102,114
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16	Aaa		1,100	1,139,873
Lloyds TSB Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	Ba1		200	266,391
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes
3.790%(c)	10/27/14	Baa3	AUD	1,000	891,342
Suncorp-Metway Ltd. (Australia),
Gov’t. Liquid Gtd. Notes, MTN
4.000%	01/16/14	Aaa	GBP	700	1,083,793
Westpac Banking Corp. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
3.585%	08/14/14(g)	Aaa		400	413,952
WM Covered Bond Program,
Covered Bonds, MTN
4.375%	09/16/14	A+(d)	EUR	1,800	2,419,806

					29,740,434

Food Products
Alicorp SA (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/23	Baa2		630	583,775
Marfrig Holding Europe BV (Netherlands),
Gtd. Notes
8.375%	05/09/18	B2		880	827,200
Virgolino de Oliveira Finance Ltd. (Luxembourg),
Gtd. Notes
10.500%	01/28/18	B3		200	179,000

					1,589,975

Healthcare Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
5.450%	06/15/14	Ba1		500	520,729
Rotech Healthcare, Inc.,
Sec’d. Notes(i)
10.500%	03/15/18	B3		200	102,000

					622,729

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare Providers & Services
Oncology, Inc., Escrow,
2nd lien*
— %	08/15/17	NR	$621	$—
Vantage Oncology LLC/Vantage Oncology Finance Co.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/17	B2	175	173,250

				173,250

Holding Companies–Diversified
CFG Holdings Ltd./CFG Finance LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.500%	11/15/19	B3	703	710,030
Roust Trading Ltd. (Bermuda),
Sr. Sec’d. Notes, PIK
10.000%	05/31/16	NR	76	57,227
Sinochem Overseas Capital Co. Ltd. (British Virgin Islands),
Gtd. Notes, 144A
4.500%	11/12/20	Baa1	1,145	1,128,862

				1,896,119

Hotels, Restaurants & Leisure
Caesars Entertainment Operating Co., Inc.,
Gtd. Notes
5.375%	12/15/13	Ca	550	548,625
Mandalay Resort Group,
Gtd. Notes
7.625%	07/15/13	Caa1	1,475	1,475,000

				2,023,625

Insurance
ING Capital Funding Trust III,
Bank Gtd. Notes
3.876%(c)	12/29/49	B1	475	456,000
MBIA Insurance Corp.,
Sub. Notes, 144A
11.537%(c)	01/15/33	Ca	325	277,875

				733,875

Machinery
Chloe Marine Corp. Ltd. (Bermuda),
Sec’d. Notes
12.000%	12/28/16	NR	200	217,000
Tempel Steel Co.,
Sr. Sec’d. Notes, 144A
12.000%	08/15/16	B3	700	665,000

				882,000

Media
Baker & Taylor Acquisitions Corp.,
Sec’d. Notes, 144A
15.000%	04/01/17	B3	375	274,687
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.625%	01/15/40	Baa1	1,886	2,079,781

				2,354,468

Metals & Mining — 0.5%
American Piping Products, Inc.,
Sec’d. Notes, 144A
12.875%	11/15/17	Caa1	200	179,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
ArcelorMittal USA LLC,
Gtd. Notes
6.500%	04/15/14	Baa3	$575	$596,587
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.000%	07/17/22	A1	1,136	1,023,422
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22	A1	2,959	2,677,889
CSN Resources SA (Luxembourg),
Gtd. Notes
6.500%	07/21/20	Ba1	1,551	1,510,286
Evraz Group SA (Luxembourg),
Sr. Unsec’d. Notes
6.750%	04/27/18	B1	3,390	3,245,925
Sr. Unsec’d. Notes, 144A
6.500%	04/22/20	B+(d)	1,570	1,413,000
Gerdau Trade, Inc. (British Virgin Islands),
Gtd. Notes, 144A
4.750%	04/15/23	Baa3	890	815,732
Northland Resources AB (Sweden),
Sr. Sec’d. Notes, 144A
13.000%	10/15/20	Caa3	98	17,663
Samarco Mineracao SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.125%	11/01/22	BBB(d)	1,352	1,210,040
Severstal OAO Via Steel Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
4.450%	03/19/18	BB+(d)	900	850,500
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.250%	11/08/42	Baa2	1,862	1,527,918
6.750%	04/16/40	Baa2	2,842	2,794,277
TMK OAO Via TMK Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.750%	04/03/20	B1	920	853,300
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22	Baa2	4,930	4,682,686
6.875%	11/21/36	Baa2	3,984	4,033,752
Vale SA (Brazil),
Sr. Unsec’d. Notes
5.625%	09/11/42	Baa2	763	665,634
Vedanta Resources PLC (United Kingdom),
Sr. Notes, 144A
6.000%	01/31/19	Ba3	740	703,000
Sr. Unsec’d. Notes
6.750%	06/07/16	Ba3	1,384	1,401,300
9.500%	07/18/18	Ba2	899	982,157
Sr. Unsec’d. Notes, 144A
9.500%	07/18/18	Ba2	970	1,059,725

				32,243,793

Oil, Gas & Consumable Fuels — 0.9%
Alliance Oil Co. Ltd. (Bermuda),
Gtd. Notes, 144A
7.000%	05/04/20	NR	1,090	987,426
ATP Oil & Gas Corp.,
Sec’d. Notes(i)
11.875%	05/01/15	Caa2	425	5,313

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
BassDrill Beta Ltd. (Malta),
Sec’d. Notes, 144A
8.500%	04/24/18	NR		$100	$99,650
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes
13.750%	12/01/15	Caa2		600	570,000
CCS, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
11.000%	11/15/15	Caa2		575	577,875
Dolphin Energy Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
5.500%	12/15/21	A1		2,191	2,366,280
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
7.625%	07/23/19	Baa2		249	294,443
EDC Finance Ltd. (Ireland),
Gtd. Notes, 144A
4.875%	04/17/20	BB+(d)		1,810	1,657,905
EOAL Cyprus Holdings Ltd. (Cyprus),
Sec’d. Notes(i)
20.000%	06/22/14	NR		30	304
20.000%	06/22/14	NR		30	298
20.000%	06/22/14	NR		20	196
Sr. Sec’d. Notes(i)
15.000%	07/15/14	NR		513	5
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes, 144A
4.375%	04/01/23	Baa3		890	801,000
GeoPark Latin America Ltd. Agencia en Chile (Bermuda),
Sr. Sec’d. Notes, 144A
7.500%	02/11/20	B(d)		890	912,250
Global Rig Co. ASA (Norway),
Sr. Sec’d. Notes
13.000%	06/09/15	NR		396	418,594
Golden Close Maritime Corp. Ltd. (Bermuda),
Sr. Sec’d. Notes, MTN
11.000%	12/09/15	NR		278	294,294
Green Field Energy Services, Inc.,
Sr. Sec’d. Notes, 144A
13.250%	11/15/16	Caa2		205	212,175
Harvest Natural Resources, Inc.,
Sr. Unsec’d. Notes
11.000%	10/11/14	NR		675	499,500
InterOil Exploration and Production ASA (Norway),
Sr. Sec’d. Notes
15.000%	03/14/16	NR	NOK	1,000	165,450
IronGate Energy Services LLC,
Sr. Sec’d. Notes, 144A
11.000%	07/01/18	NR		600	588,792
KazMunaiGaz Finance Sub BV (Netherlands),
Gtd. Notes
7.000%	05/05/20	Baa3		4,066	4,594,580
Lukoil International Finance BV (Netherlands),
Gtd. Notes
6.656%	06/07/22	Baa2		1,919	2,086,913
Novatek OAO via Novatek Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
6.604%	02/03/21	Baa3		1,477	1,591,467

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Pacific Rubiales Energy Corp. (Canada),
Gtd. Notes
7.250%	12/12/21	Ba2	$1,226	$1,313,240
Sr. Unsec’d. Notes, 144A
5.125%	03/28/23	Ba2	2,130	2,012,850
Panoro Energy ASA (Norway),
Sr. Sec’d. Notes, 144A
12.000%	11/15/18	NR	270	290,250
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42	Baa3	2,562	2,319,378
Sr. Unsec’d. Notes, 144A
4.300%	05/20/23	Baa3	900	832,500
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	A3	2,504	2,515,754
6.750%	01/27/41	A3	1,471	1,469,619
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	Baa1	8,826	9,002,520
6.500%	06/02/41	Baa1	4,589	4,738,143
Gtd. Notes, 144A
5.500%	06/27/44	Baa1	2,447	2,202,300
Petroleum Co of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19	Baa3	970	1,207,650
Petronas Capital Ltd. (Malaysia),
Gtd. Notes
5.250%	08/12/19	A1	5,341	5,831,598
Plains Exploration & Production Co.,
Gtd. Notes
6.875%	02/15/23	Baa3	775	829,174
Ras Laffan Liquefied Natural Gas Co Ltd. III (Qatar),
Sr. Sec’d. Notes
6.750%	09/30/19	Aa3	1,984	2,321,280
Reliance Holdings USA, Inc.,
Gtd. Notes
5.400%	02/14/22	Baa2	1,624	1,649,804
Santa Maria Offshore Ltd. (Bermuda),
Sr. Sec’d. Notes, 144A
8.875%	07/03/18	NR	1,000	1,000,000
Sidewinder Drilling, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	11/15/19	B3	425	430,313
Thai Oil PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.625%	01/23/23	Baa1	1,000	912,333
TNK-BP Finance SA (Luxembourg),
Gtd. Notes
6.625%	03/20/17	Baa2	100	108,500
7.875%	03/13/18	Baa2	3,455	3,930,063

				63,641,979

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.750%	01/11/22	Baa3	796	790,585

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Paper & Forest Products (continued)
Inversiones CMPC SA (Chile),
Gtd. Notes
4.500%	04/25/22	Baa3	$174	$168,961
Gtd. Notes, 144A
4.500%	04/25/22	Baa3	1,074	1,036,910
Unsec’d. Notes, 144A
4.375%	05/15/23	BBB(d)	680	650,845

				2,647,301

Pharmaceuticals
Hypermarcas SA (Brazil),
Sr. Unsec’d. Notes
6.500%	04/20/21	Ba2	204	205,020
Sr. Unsec’d. Notes, 144A
6.500%	04/20/21	Ba3	583	585,915
K-V Pharmaceutical Co.,
Sr. Sec’d. Notes(i)
12.000%	03/15/15	NR	700	700,000

				1,490,935

Pipelines
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21	B1	100	111,250
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes
5.700%	03/20/22	Baa3	313	323,173
Sr. Unsec’d. Notes, 144A
5.700%	03/20/22	Baa3	1,414	1,459,955

				1,894,378

Real Estate
Agile Property Holdings Ltd. (Cayman Islands),
Gtd. Notes
8.875%	04/28/17	Ba2	110	112,200

Real Estate Investment Trusts
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.700%	03/01/14	Caa1	150	152,250

Retail & Merchandising
American Apparel, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	04/15/20	Caa1	75	74,437
HOA Restaurant Group LLC/HOA Finance Corp.,
Sec’d. Notes, 144A
11.250%	04/01/17	B3	950	950,000
Landry’s, Inc.,
Sr. Notes, 144A
9.375%	05/01/20	B3	805	849,275
Wendy’s International, Inc.,
Sr. Unsec’d. Notes
6.200%	06/15/14	Caa1	150	155,813

				2,029,525

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment
Freescale Semiconductor, Inc.,
Gtd. Notes
8.875%	12/15/14	Caa1		$209	$209,523

Telecommunications — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.125%	07/16/22	A2		1,695	1,561,764
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
7.000%	01/31/20	B(d)		2,027	1,864,840
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sec’d. Notes, 144A
12.000%	12/01/17	Caa3		798	923,685
Indosat Palapa Co. BV (Netherlands),
Gtd. Notes
7.375%	07/29/20	Ba1		109	116,630
Gtd. Notes, 144A
7.375%	07/29/20	Ba1		823	880,610
Interactive Network, Inc./FriendFinder Networks, Inc.,
Sec’d. Notes, PIK, 144A(i)
11.500%	04/30/14	NR		283	67,818
Sr. Sec’d. Notes(i)
14.000%	09/30/13	NR		80	77,496
Lynx I Corp.,
Sr. Sec’d. Notes
6.000%	04/15/21	Ba3	GBP	500	754,046
Oi SA (Brazil),
Sr. Unsec’d. Notes
5.750%	02/10/22	Baa3		436	406,025
Sr. Unsec’d. Notes, 144A
5.750%	02/10/22	Baa3		1,183	1,101,669
Primus Telecommunications Holding, Inc./Primus
Telecommunications Canada, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/15/16	NR		125	128,005
Qtel International Finance Ltd. (Bermuda),
Gtd. Notes, 144A
4.750%	02/16/21	A2		556	577,851
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland),
Sr. Unsec’d. Notes
6.493%	02/02/16	Ba3		436	454,530
Sr. Unsec’d. Notes, 144A
6.493%	02/02/16	Ba3		1,897	1,977,623
VimpelCom Holdings BV (Netherlands),
Gtd. Notes
7.504%	03/01/22	Ba3		2,480	2,566,800
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes
4.875%	02/15/22	B2		1,250	1,150,000
WCP Wireless Site Funding LLC/WCP Wireless Site Re Funding LLC,
Sr. Sec’d. Notes, 144A
6.829%	11/15/40	NR		375	399,769

					15,009,161

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods
Empire Today LLC/Empire Today Finance Corp.,
Sr. Sec’d. Notes, 144A
11.375%	02/01/17	B3		$375	$300,000

Tobacco
North Atlantic Trading Co.,
Sec’d. Notes, 144A
11.500%	07/15/16	B2		700	728,000
Sec’d. Notes, PIK, 144A
19.000%	01/15/17(g)	Caa2		270	289,328

					1,017,328

Transportation — 0.1%
Atlantic Offshore A/S (Norway),
Sr. Sec’d. Notes
11.690%(c)	06/27/15	NR	NOK	1,500	245,705
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	BB+(d)		900	981,437
Boa Deep C A/S (Norway),
Sr. Sec’d. Notes
7.280%(c)	04/27/16	NR	NOK	2,188	362,822
Ship Finance International Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
5.850%(c)	04/07/14	NR	NOK	5,500	900,919
Songa Offshore SE (Cyprus),
Sr. Unsec’d. Notes
9.610%(c)	06/11/15	NR	NOK	2,500	384,815
12.100%(c)	11/17/16	NR	NOK	1,500	242,001
Western Express, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	04/15/15	Caa2		225	148,500

					3,266,199

Utilities — 0.1%
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
3.125%	05/22/23	Aa3		600	556,148
Tokyo Electric Power Co., Inc. (Japan),
General Ref. Motgage
4.500%	03/24/14	Ba2	EUR	700	918,439
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.250%	04/30/28	Baa2		1,120	991,200

					2,465,787

TOTAL CORPORATE BONDS
(cost $251,035,097)					235,917,190

FOREIGN GOVERNMENT BONDS — 4.3%
Argentina Boden Bonds (Argentina),
Bonds
7.000%	10/03/15	NR		3,134	2,718,745
Australia Government (Australia),
Sr. Unsec’d. Notes
2.500%	09/20/30	Aaa	AUD	200	220,223
3.000%	09/20/25	Aaa	AUD	300	353,164
4.000%	08/20/20	Aaa	AUD	700	1,176,133
Autonomous Community of Madrid Spain (Spain),
Sr. Unsec’d. Notes
4.200%	09/24/14	BBB-(d)	EUR	1,700	2,255,648

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Brazil Letras do Tesouro Nacional (Brazil),
Unsec’d. Notes(n)
10.590%	01/01/17	A-(d)	BRL	28,720	$8,895,883
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	Baa2	BRL	300	334,893
10.000%	01/01/21	Baa2	BRL	12,156	5,157,871
10.000%	01/01/23	Baa2	BRL	6,100	2,553,801
Brazil Notas do Tesouro Nacional Serie B (Brazil),
Notes
6.000%	08/15/40	A-(d)	BRL	400	460,342
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	Baa2		4,720	5,038,600
5.625%	01/07/41	Baa2		2,860	2,845,700
Bundesrepublik Deutschland (Germany),
Bonds
4.000%	01/04/37	Aaa	EUR	2,600	4,317,991
4.750%	07/04/28	Aaa	EUR	3,100	5,348,918
5.625%	01/04/28	Aaa	EUR	1,100	2,051,459
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	Aaa	EUR	1,900	2,744,522
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes
2.450%	12/15/15	Aaa	CAD	900	875,556
Canadian Government (Canada),
Bonds, TIPS
4.250%	12/01/21	Aaa	CAD	200	367,074
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.250%	09/14/21	Aa3		1,237	1,237,000
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3		7,218	7,517,547
6.125%	01/18/41	Baa3		3,973	4,419,963
Croatia Government International (Croatia),
Sr. Unsec’d. Notes
5.500%	04/04/23	Ba1		2,050	1,986,647
Deutsche Bundesrepublik Inflationary Linked Bonds (Germany),
Bonds, TIPS
0.100%	04/15/23	Aaa	EUR	300	399,684
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes, MTN
0.739%(c)	06/16/14	Aaa	GBP	900	1,371,464
3.375%	06/17/21	Aaa	EUR	1,300	1,894,339
Fondo de Reestructuracion Ordenada Bancaria (Spain),
Gov’t. Gtd. Notes
4.400%	10/21/13	Baa3	EUR	300	394,242
France Government Bond OAT (France),
Bonds
1.000%	05/25/18	Aa1	EUR	17,400	22,421,961
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	04/15/23	Baa3		630	566,449
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes
1.966%(c)	03/25/14	Aa2	EUR	2,200	2,839,560
Gov’t. Gtd. Notes, MTN
6.125%	02/27/14	Baa3	AUD	100	90,576

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
3.500%	06/01/18	Baa2	EUR	4,900	$6,388,254
4.500%	08/01/18	A3	EUR	1,400	1,909,172
Junta de Castilla y Leon (Spain),
Sr. Unsec’d. Notes
6.505%	03/01/19	Baa3	EUR	1,200	1,664,109
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, MTN
6.500%	04/12/21	Aaa	AUD	500	508,610
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	Baa1	MXN	107,850	8,748,648
8.500%	11/18/38	Baa1	MXN	52,554	4,724,289
10.000%	12/05/24	Baa1	MXN	5,500	572,308
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
4.490%(c)	01/04/18	A-(d)	MXN	16,400	1,283,983
Unsec’d. Notes
4.320%(c)	01/30/20	NR	MXN	19,700	1,531,746
Mexican Udibonos (Mexico),
Bonds, TIPS
4.500%	12/18/14	Baa1	MXN	210	85,011
5.000%	06/16/16	Baa1	MXN	300	127,161
Mexico Government International (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1		5,718	5,603,640
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.500%	11/20/35	Aaa	AUD	100	104,684
2.750%	11/20/25	Aaa	AUD	1,200	1,356,926
3.750%	11/20/20	Aaa	AUD	100	114,373
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25(g)	Aaa	NZD	500	385,471
5.000%	03/15/19	Aaa	NZD	5,200	4,307,818
5.500%	04/15/23	Aaa	NZD	2,200	1,888,518
6.000%	12/15/17	Aaa	NZD	1,200	1,028,882
6.000%	05/15/21	Aaa	NZD	3,800	3,350,064
Panama Government International (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53	Baa2		730	585,825
6.700%	01/26/36	Baa3		1,216	1,413,600
Philippine Government International (Philippines),
Sr. Unsec’d. Notes
4.000%	01/15/21	Ba2		1,613	1,705,747
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22	Aaa	CAD	300	274,935
Province of Ontario (Canada),
Debs.
6.200%	06/02/31	Aa2	CAD	100	124,047
Sr. Unsec’d. Notes
2.450%	06/29/22	Aa2		300	282,583
Unsec’d. Notes
3.150%	06/02/22	Aa2	CAD	1,500	1,420,514
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	Aa2	CAD	200	221,489
Debs.

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
6.000%	10/01/29	Aa2	CAD	300	$358,557
Notes
4.250%	12/01/21	Aa2	CAD	600	617,018
Unsec’d. Notes
3.000%	09/01/23	Aa2	CAD	700	641,688
3.500%	12/01/22	Aa2	CAD	900	868,654
Republic of Indonesia (Indonesia),
Unsec’d. Notes
3.750%	04/25/22	Baa3		5,530	5,198,200
5.250%	01/17/42	Baa3		6,034	5,732,300
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	Baa2	GBP	1,100	1,673,088
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	Baa3		5,592	5,759,760
7.125%	03/30/19	Baa3		7,582	9,174,220
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
5.500%	03/30/26	Ba2		1,973	2,249,220
Republic of Poland (Poland),
Sr. Unsec’d. Notes
5.000%	03/23/22	A2		8,273	8,893,475
Republic of Turkey (Turkey),
Bonds
9.000%	03/08/17	NR	TRY	11,430	6,118,799
Sr. Unsec’d. Notes
6.250%	09/26/22	Baa3		10,663	11,809,273
6.750%	05/30/40	Ba2		4,829	5,336,045
7.500%	07/14/17	Ba2		8,017	9,199,507
Russian Federal (Russia),
Bonds
7.500%	03/15/18	Baa1	RUB	38,386	1,204,832
Russian Federal - OFZ (Russia),
Bonds
7.400%	06/14/17	Baa1	RUB	177,879	5,514,012
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
5.625%	04/04/42	Baa1		4,800	4,980,000
7.500%	03/31/30	Baa1		13,902	16,282,366
Spain Government (Spain),
Bonds
3.000%	04/30/15	Baa3	EUR	1,000	1,315,306
4.500%	01/31/18	Baa3	EUR	4,600	6,209,994
Sr. Unsec’d. Notes
4.100%	07/30/18	Baa3	EUR	1,100	1,460,228
Turkey Government International Bond (Turkey),
Unsec’d. Notes
4.875%	04/16/43	Baa3		2,190	1,883,400
United Kingdom Gilt (United Kingdom),
Bonds
1.750%	09/07/22	Aa1	GBP	100	143,487
4.250%	12/07/27	Aaa	GBP	1,200	2,097,719
4.250%	06/07/32	Aaa	GBP	100	173,975
4.250%	09/07/39	Aa1	GBP	300	517,248
4.250%	12/07/40	Aa1	GBP	1,100	1,895,504
4.500%	12/07/42	Aaa	GBP	600	1,080,544
4.750%	12/07/30	Aaa	GBP	1,400	2,588,365
4.750%	12/07/38	Aaa	GBP	400	745,475
Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
4.250%	03/07/36	Aaa	GBP	2,400	$4,154,539
6.000%	12/07/28	Aa1	GBP	800	1,669,283
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/24	Aa1	GBP	2,600	4,209,069
0.375%	03/22/62	Aa1	GBP	100	187,661
1.250%	11/22/17	Aa1	GBP	200	438,139
1.875%	11/22/22	Aa1	GBP	3,900	8,799,645
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1		1,308	1,164,120
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
5.750%	02/26/16	B2		1,635	1,459,237
7.750%	10/13/19	B2		28,008	23,246,640
9.250%	09/15/27	B2		7,879	6,657,755
Xunta de Galicia (Spain),
Sr. Unsub. Notes
5.763%	04/03/17	Baa3	EUR	1,100	1,492,233

TOTAL FOREIGN GOVERNMENT BONDS
(cost $347,518,797)					319,768,942

MUNICIPAL BOND
California
City of Riverside CA Electric Revenue,
Revenue Bonds
(cost $600,000)
7.455%	10/01/30	AA-(d)		600	728,826

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58	Aaa		260	262,206
American Home Mortgage Assets LLC,
Series 2006-1, Class 2A1
0.383%(c)	05/25/46	Ca		178	122,301
Banc of America Funding Corp.,
Series 2005-7, Class 4A3
5.750%	11/25/35	B1		442	453,972
Series 2006-I, Class 4A1
5.865%(c)	10/20/46	D(d)		176	137,229
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.864%(c)	05/25/35	Caa2		500	438,585
Bancaja 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2
0.452%(c)	02/20/36	A3	EUR	163	187,435
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37	NR		483	488,096
Series 2011-RR5, Class 12A1, 144A
5.340%(c)	03/26/37	NR		194	177,829
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
2.778%(c)	10/25/33	A2		89	88,469
Series 2005-1, Class 2A1
2.836%(c)	03/25/35	Caa2		49	44,352
Series 2005-8, Class A3, 144A
5.145%(c)	08/25/35	B3		229	232,850
Series 2005-10, Class A2

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.674%(c)	10/25/35	BB+(d)		216	$216,367
Bear Stearns Alt-A Trust,
Series 2006-6, Class 31A1
2.845%(c)	11/25/36	Caa3		189	128,300
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.522%(c)	12/30/55	A2	EUR	595	732,449
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.537%(c)	03/31/48	A2	EUR	1,066	1,258,288
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.000%	04/25/37	B3		127	126,007
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
3.027%(c)	09/25/37	D(d)		221	175,774
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1A
0.402%(c)	07/20/46	Ca		199	111,222
Series 2006-OA17, Class 1A1A
0.387%(c)	12/20/46	Ca		283	187,681
Series 2007-OA4, Class A1
0.363%(c)	05/25/47	Ca		526	426,762
Series 2007-OA6, Class A1B
0.393%(c)	06/25/37	Caa3		364	285,512
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.261%(c)	01/19/34	Baa2		99	93,857
Series 2004-12, Class 12A1
2.814%(c)	08/25/34	Caa1		156	142,799
Crusade Global Trust (Australia),
Series 2005-1, Class A3
2.931%(c)	06/17/37	Aaa	AUD	234	212,413
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
0.360%(c)	12/10/44	Aa2	EUR	399	476,092
Series 2006-4X, Class A3C
0.666%(c)	12/10/44	Aa2	GBP	958	1,336,202
Fannie Mae REMICS,
Series 2010-123, Class FK
0.643%(c)	11/25/40	NR		788	792,591
Series 2010-123, Class FL
0.623%(c)	11/25/40	NR		681	683,966
Series 2011-3, Class FA
0.873%(c)	02/25/41	NR		343	346,075
FDIC Structured Sale Guaranteed Notes,
Series 2010-S2, Class 1A, 144A
0.694%(c)	11/29/37	NR		833	834,643
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.543%(c)	11/15/31	Aa3		212	207,093
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.604%(c)	10/18/54	Aa3	GBP	900	1,391,791
Freddie Mac REMICS,
Series 3172, Class FK
0.643%(c)	08/15/33	NR		357	358,948
Series 3397, Class FC
0.793%(c)	12/15/37	NR		282	284,274

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Strips,
Series 278, Class F1
0.643%(c)	09/15/42	NR		$581	$584,700
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
1.954%(c)	04/24/47	Aaa	GBP	993	1,533,441
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.492%(c)	03/20/37	NR		537	538,678
Granite Mortgages PLC (United Kingdom),
Series 2003-3, Class 3A
0.884%(c)	01/20/44	Aaa	GBP	659	980,957
Series 2004-3, Class 3A2
0.889%(c)	09/20/44	Aaa	GBP	769	1,142,002
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.940%(c)	03/25/33	A2		83	80,687
Series 2005-AR1, Class 1A1
3.033%(c)	01/25/35	BBB+(d)		33	32,488
Series 2005-AR3, Class 6A1
2.913%(c)	05/25/35	Caa2		289	257,975
Series 2005-AR6, Class 4A5
2.655%(c)	09/25/35	BBB-(d)		500	459,199
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.472%(c)	02/19/36	Caa3		268	191,762
Holmes Master Issuer PLC (United Kingdom),
Series 2010-1A, Class A3, 144A
1.611%(c)	10/15/54	Aaa	EUR	676	885,211
Series 2011-1X, Class A3
1.561%(c)	10/15/54	Aaa	EUR	820	1,075,099
Impac CMB Trust,
Series 2004-11, Class 2A1
0.853%(c)	03/25/35	Caa2		270	243,207
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.845%(c)	11/25/35	Caa1		92	78,831
Indymac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.383%(c)	09/25/46	Caa2		202	160,555
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
3.094%(c)	08/25/35	B(d)		77	74,741
Series 2007-A1, Class 1A1
2.974%(c)	07/25/35	Ba3		83	81,994
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18A, Class A2D, 144A
0.532%(c)	09/21/38(g)	Aaa		1,628	1,633,782
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.160%(c)	12/15/49	AA-(d)	GBP	538	755,676
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
4.808%(c)	09/12/39	AAA(d)	AUD	105	97,343
Medallion Trust (Australia),
Series 2005-1G, Class A2
2.950%(c)	05/10/36	Aaa	AUD	229	208,600

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.607%(c)	10/20/29	AA(d)		$27	$26,898
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.333%(c)	02/25/33	BB+(d)		98	90,814
Series 2005-A10, Class A
0.403%(c)	02/25/36	B2		111	95,972
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.500%	08/25/35	B2		130	132,663
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.643%(c)	10/07/20	Aaa		242	243,711
Series 2010-R2, Class 2A
0.663%(c)	11/05/20	Aaa		2,289	2,302,651
Series 2010-R3, Class 1A
0.753%(c)	12/08/20	Aaa		159	159,932
Series 2010-R3, Class 2A
0.753%(c)	12/08/20	Aaa		1,430	1,439,248
Series 2011-R1, Class 1A
0.643%(c)	01/08/20	Aaa		509	512,428
Newgate Funding PLC (United Kingdom),
Series 2007-3X, Class A3
1.509%(c)	12/15/50	Aa2	GBP	1,100	1,454,969
Series 2007-3X, Class BA
1.757%(c)	12/15/49	Baa2	GBP	300	360,467
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32	A(d)		17	17,935
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.669%(c)	12/15/43	Aa2	GBP	364	480,377
RMAC Securities PLC (United Kingdom),
Series 2006-NS2X, Class A2C
0.354%(c)	06/12/44	Aa1	EUR	901	1,028,719
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.542%(c)	07/20/33	Aaa		199	193,839
Series 2007-3, Class 1A1
0.392%(c)	07/20/36	B1		133	117,321
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
5.500%(c)	12/25/34	B3		130	125,435
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.442%(c)	07/19/35	A1		554	511,029
Series 2006-AR6, Class 2A1
0.383%(c)	07/25/46	Caa3		262	196,905
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
4.204%(c)	11/07/40	AAA(d)	AUD	176	160,543
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.560%(c)	10/25/43	A+(d)		93	90,025
Series 2007-3, Class 2A1
1.443%(c)	06/25/47	B3		95	84,651
Series 2007-3, Class 3A1
5.750%(c)	06/25/47	Caa1		193	178,062

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#			Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-3, Class 4A1
5.750%(c)	06/25/47	B3		$207		$206,906
Torrens Trust (Australia),
Series 2005-3E, Class A1
0.391%(c)	10/15/36	Aaa	EUR	322		418,623
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.449%(c)	06/25/33	A1		80		78,702
Series 2005-AR10, Class 3A1
5.273%(c)	08/25/35	CC(d)		16		15,138
Series 2005-AR12, Class 1A6
2.444%(c)	10/25/35	CC(d)		600		538,638
Series 2005-AR14, Class 2A1
2.862%(c)	12/25/35	CCC(d)		289		263,306
Series 2006-AR7, Class 3A
2.470%(c)	07/25/46	B2		400		366,367
Series 2006-AR14, Class 1A4
2.379%(c)	11/25/36	D(d)		498		408,539
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR6, Class 3A1
2.770%(c)	03/25/36	B3		350		330,482

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $36,000,134)						37,170,653

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Mortgage Corp.
2.500%	10/02/19			900		909,930
Federal National Mortgage Assoc.
1.250%	03/14/14			600		604,379
2.375%(c)	09/01/19			—	(r)	329
2.500%	01/01/43			1,994		1,855,300
4.000%	11/01/40			1,240		1,292,517
4.500%	07/01/41			1,455		1,542,871
Small Business Administration Participation Certificates
5.600%	09/01/28			439		499,391

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,745,151)						6,704,717

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-07/15/22			44,950		45,590,991
0.125%	01/15/23(h)(k)			16,100		15,727,941
0.500%	04/15/15			3,600		3,959,475
0.625%	07/15/21-02/15/43			3,350		2,946,186
0.750%	02/15/42			850		770,100
1.125%	01/15/21			300		341,081
1.250%	04/15/14-07/15/20(k)			21,100		24,191,750
1.375%	01/15/20			5,000		5,858,517
1.625%	01/15/15			500		633,176
1.750%	01/15/28			3,600		4,477,365
1.875%	07/15/13-07/15/19			5,100		6,428,126
2.000%	07/15/14-01/15/26			4,900		6,218,904
2.375%	01/15/25-01/15/27(k)			17,700		25,460,841

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
2.500%	01/15/29	$5,800	$7,748,862
2.625%	07/15/17	4,600	5,855,504
3.625%	04/15/28	5,900	11,773,753
3.875%	04/15/29	2,800	5,708,739
U.S. Treasury Notes
0.250%	04/30/14	400	400,266
1.750%	05/15/23	900	842,906
2.000%	02/15/23	700	673,696

TOTAL U.S. TREASURY OBLIGATIONS (cost $183,625,822)			175,608,179

TOTAL LONG-TERM INVESTMENTS (cost $5,738,150,953)			6,186,655,407

		Shares
SHORT-TERM INVESTMENTS — 20.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $960,389,973; includes $42,627,631 of cash collateral received forsecurities on loan)(b)(w)(Note 4)		960,389,973	960,389,973

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 4.4%
U.S. Treasury Bills
0.030%	07/18/13(k)	26,000	25,999,813
0.040%	09/19/13(k)	1,000	999,922
0.045%	09/19/13(k)	1,100	1,099,914
0.051%	09/19/13(k)	57,331	57,326,528
0.053%	09/26/13(k)	15,900	15,898,649
0.065%	11/29/13	10,000	9,996,960
0.068%	07/05/13(h)(k)	4,154	4,153,988
0.068%	11/29/13	48,000	47,985,408
0.075%	11/21/13	3,000	2,999,196
0.075%	11/29/13(k)	37,300	37,288,661
0.085%	10/17/13	125,000	124,980,250
0.135%	05/29/14(h)	300	299,654
0.164%	11/14/13	85	84,979

TOTAL U.S. TREASURY OBLIGATIONS (cost $329,100,472)			329,113,922

REPURCHASE AGREEMENTS(m) — 1.7%
Citigroup Global Markets, Inc., 0.200%, dated 06/28/13, due 07/01/13 in the amount of $5,500,092		5,500	5,500,000
Citigroup Global Markets, Inc., 0.200%, dated 06/28/13, due 07/01/13 in the amount of $8,500,142		8,500	8,500,000
Citigroup Global Markets, Inc., 0.220%, dated 06/28/13, due 07/01/13 in the amount of $5,500,101		5,500	5,500,000

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Principal Amount (000)#	Value (Note 2)
REPURCHASE AGREEMENTS(m) (continued)
Citigroup Global Markets, Inc., 0.220%, dated 06/28/13, due 07/01/13 in the amount of $5,500,101	$5,500	$5,500,000
Credit Suisse Securities (USA) LLC, 0.170%, dated 06/28/13, due 07/01/13 in the amount of $21,300,302	21,300	21,300,000
Goldman Sachs & Co., 0.150%, dated 06/28/13, due 07/01/13 in the amount of $4,100,051	4,100	4,100,000
JPMorgan Securities LLC, 0.120%, dated 06/28/13, due 07/01/13 in the amount of $21,500,215	21,500	21,500,000
JPMorgan Securities LLC, 0.200%, dated 06/28/13, due 07/01/13 in the amount of $21,300,355	21,300	21,300,000
Morgan Stanley & Co., LLC, 0.200%, dated 06/28/13, due 07/01/13 in the amount of $21,300,355	21,300	21,300,000
Morgan Stanley & Co., LLC, 0.220%, dated 06/28/13, due 07/01/13 in the amount of $3,400,062	3,400	3,400,000
Morgan Stanley & Co., LLC, 0.220%, dated 06/28/13, due 07/01/13 in the amount of $11,000,202	11,000	11,000,000

TOTAL REPURCHASE AGREEMENTS (cost $128,900,000)		128,900,000

Interest Rate	Maturity Date
FOREIGN TREASURY OBLIGATIONS(n) — 0.6%
Italy Buoni Ordinari del Tesoro
0.530%	09/13/13	EUR	1,100	1,430,166
Mexico Cetes
4.090%	10/03/13	MXN	1,920,000	14,664,960
4.090%	10/17/13	MXN	1,840,000	14,032,051
4.110%	09/19/13	MXN	720,000	5,507,639
4.110%	11/14/13	MXN	120,000	912,254
4.270%	08/08/13	MXN	690,000	5,302,171

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $43,814,869)				41,849,241

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Bank
0.050%	07/29/13		1,300	1,299,949
Federal Home Loan Mortgage Corp.
0.070%	09/04/13		1,700	1,699,878
0.080%	09/16/13		2,700	2,699,768
0.090%	09/03/13		400	399,972
0.110%	01/23/14		2,000	1,998,856
0.160%	01/15/14-02/04/14		1,900	1,898,746

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,996,133)				9,997,169

COMMERCIAL PAPER(n) — 0.1%
Kansas City Power & Light Co.
0.300%	07/17/13		1,500	1,499,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL PAPER(n) (continued)
Nissan Motor Co. Ltd.
0.300%	07/22/13	$1,500	$1,499,737
Standard Chartered
0.950%	10/01/13	1,500	1,499,228

TOTAL COMMERCIAL PAPER (cost $4,495,896)			4,498,765

CERTIFICATES OF DEPOSIT(n) — 0.1%
Dexia Credit Local SA
1.400%	09/20/13	500	500,818
1.700%	09/06/13	3,100	3,106,022

TOTAL CERTIFICATES OF DEPOSIT (cost $3,600,000)			3,606,840

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
S&P 500 Index, expiring 07/20/13,
Strike Price $1,585.00	Morgan Stanley	$13	469,900
expiring 07/20/13,
Strike Price $1,825.00	Morgan Stanley	46	2,285
expiring 08/17/13,
Strike Price $1,610.00	Morgan Stanley	18	577,905
expiring 08/17/13,
Strike Price $1,780.00	Morgan Stanley	25	8,855
expiring 08/17/13,
Strike Price $1,850.00	Morgan Stanley	15	2,280
expiring 09/21/13,
Strike Price $1,565.00	Morgan Stanley	2	132,600
expiring 09/21/13,
Strike Price $1,575.00	Morgan Stanley	3	220,288
expiring 09/21/13,
Strike Price $1,580.00	Morgan Stanley	3	152,500
expiring 09/21/13,
Strike Price $1,600.00	Morgan Stanley	5	129,285
expiring 09/21/13,
Strike Price $1,620.00	Morgan Stanley	4	153,135
expiring 09/21/13,
Strike Price $1,645.00	Morgan Stanley	3	57,510

			1,906,543

Put Options — 0.1%
Interest Rate Swap Options,
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank	1,000	36,372
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	2,000	247,488
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	1,200	148,493

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
Knight Capital Group, Inc.,
expiring 07/20/13, Strike Price $4.00	Jefferies Group LLC	$4	$1,560
expiring 07/20/13, Strike Price $5.00	Jefferies Group LLC	1	1,960
Pfizer, Inc.,
expiring 07/20/13, Strike Price $35.00	Morgan Stanley	339	2,336,340
S&P 500 Index,
expiring 07/20/13, Strike Price $1,270.00	Morgan Stanley	25	1,265
expiring 07/20/13, Strike Price $1,280.00	Morgan Stanley	25	1,265
expiring 07/20/13, Strike Price $1,300.00	Morgan Stanley	107	15,975
expiring 07/20/13, Strike Price $1,310.00	Morgan Stanley	25	1,265
expiring 07/20/13, Strike Price $1,320.00	Morgan Stanley	51	2,540
expiring 07/20/13, Strike Price $1,340.00	Morgan Stanley	30	1,520
expiring 07/20/13, Strike Price $1,350.00	Morgan Stanley	122	24,340
expiring 07/20/13, Strike Price $1,360.00	Morgan Stanley	31	7,625
expiring 07/20/13, Strike Price $1,380.00	Morgan Stanley	56	16,740
expiring 07/20/13, Strike Price $1,470.00	Morgan Stanley	25	35,420
expiring 07/20/13, Strike Price $1,600.00	Morgan Stanley	15	760,000
expiring 07/20/13, Strike Price $1,600.00	Morgan Stanley	41	876,960
expiring 07/20/13, Strike Price $1,650.00	Morgan Stanley	10	520,150
expiring 08/17/13, Strike Price $1,150.00	Morgan Stanley	101	20,280
expiring 08/17/13, Strike Price $1,180.00	Morgan Stanley	31	9,150
expiring 08/17/13, Strike Price $1,200.00	Morgan Stanley	172	34,480
expiring 08/17/13, Strike Price $1,230.00	Morgan Stanley	15	7,600
expiring 08/17/13, Strike Price $1,250.00	Morgan Stanley	86	43,150
expiring 09/21/13, Strike Price $1,430.00	Morgan Stanley	76	859,930
expiring 09/21/13, Strike Price $1,550.00	Morgan Stanley	15	516,800
expiring 09/21/13, Strike Price $1,550.00	Morgan Stanley	15	130,720
expiring 09/21/13, Strike Price $1,615.00	Morgan Stanley	2	103,740
Sprint Nextel Corp.,
expiring 01/18/14, Strike Price $10.00	Morgan Stanley	60	184,212
SUPERVALU, Inc.,
expiring 09/21/15, Strike Price $5.00	Morgan Stanley	64	6,430

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
Zoetis, Inc.,
expiring 07/20/13, Strike Price $40.00	BNP Paribas Bank	$65	$595,240

			7,549,010

TOTAL OPTIONS PURCHASED (cost $9,296,461)			9,455,553

TOTAL SHORT-TERM INVESTMENTS (cost $1,489,593,804)			1,487,811,463

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 103.2% (cost $7,227,744,757)			7,674,466,870

		Shares
SECURITIES SOLD SHORT — (4.0)%
COMMON STOCKS — (4.0)%
Advertising
Omnicom Group, Inc.		21,378	(1,344,035)

Aerospace & Defense — (0.1)%
Aerovironment, Inc.*		9,300	(187,674)
Boeing Co. (The)		8,169	(836,832)
DigitalGlobe, Inc.*		20,500	(635,705)
Lockheed Martin Corp.		13,335	(1,446,314)
Moog, Inc. (Class A Stock)*		800	(41,224)
Orbital Sciences Corp.*		12,700	(220,599)
Precision Castparts Corp.		1,600	(361,616)
Raytheon Co.		11,906	(787,225)
Rockwell Collins, Inc.		15,600	(989,196)
Textron, Inc.		10,610	(276,391)
United Technologies Corp.		5,400	(501,876)

			(6,284,652)

Air Freight & Logistics
Atlas Air Worldwide Holdings, Inc.*		8,400	(367,584)
United Parcel Service, Inc. (Class B Stock)		4,174	(360,968)
UTi Worldwide, Inc. (British Virgin Islands)		20,400	(335,988)

			(1,064,540)

Airlines
JetBlue Airways Corp.*		50,199	(316,254)
United Continental Holdings, Inc.*		28,500	(891,765)

			(1,208,019)

Auto Components
American Axle & Manufacturing Holdings, Inc.*		38,100	(709,803)
Dorman Products, Inc.		5,800	(264,654)
Fuel Systems Solutions, Inc.*		8,100	(144,909)
Gentherm, Inc.*		6,900	(128,133)

			(1,247,499)

Auto Parts & Equipment
Autoliv, Inc.		4,630	(358,316)

Automobile Manufacturers
Ford Motor Co.		66,173	(1,023,696)

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SECURITIES SOLD SHORT (continued) COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobile Manufacturers (continued)
Volkswagen AG (Germany)	7,463	$(1,507,396)

		(2,531,092)

Banks
Renasant Corp.	168	(4,089)

Beverages
Brown-Forman Corp. (Class B Stock)	13,945	(941,985)
Monster Beverage Corp.*	15,700	(954,089)

		(1,896,074)

Biotechnology — (0.1)%
Achillion Pharmaceuticals, Inc.*	34,600	(283,028)
Aegerion Pharmaceuticals, Inc.*	7,600	(481,384)
Amgen, Inc.	8,587	(847,193)
Ariad Pharmaceuticals, Inc.*	6,000	(104,940)
Array BioPharma, Inc.*	17,300	(78,542)
Cepheid, Inc.*	4,600	(158,332)
Exact Sciences Corp.*	21,900	(304,629)
Halozyme Therapeutics, Inc.*	28,000	(222,320)
Idenix Pharmaceuticals, Inc.*	17,600	(63,536)
Ironwood Pharmaceuticals, Inc.*	10,700	(106,465)
Medivation, Inc.*	4,600	(226,320)
NPS Pharmaceuticals, Inc.*	36,400	(549,640)
Onyx Pharmaceuticals, Inc.*	11,400	(989,748)
Regeneron Pharmaceuticals, Inc.*	1,500	(337,320)
Seattle Genetics, Inc.*	1,500	(47,190)
Theravance, Inc.*	24,600	(947,838)
Trius Therapeutics, Inc.*	5,700	(46,284)
United Therapeutics Corp.*	2,340	(154,019)

		(5,948,728)

Building Materials
Cemex SAB de CV (Mexico), ADR*	120,222	(1,271,949)

Building Products
Apogee Enterprises, Inc.	3,900	(93,600)
Owens Corning*	24,300	(949,644)
Quanex Building Products Corp.	15,900	(267,756)
Simpson Manufacturing Co., Inc.	6,900	(202,998)
Trex Co., Inc.*	4,100	(194,709)

		(1,708,707)

Capital Markets
Affiliated Managers Group, Inc.*	2,500	(409,850)
E*TRADE Financial Corp.*	6,000	(75,960)
Janus Capital Group, Inc.	11,900	(101,269)
Northern Trust Corp.	9,209	(533,201)
Stifel Financial Corp.*	3,100	(110,577)
T. Rowe Price Group, Inc.	7,285	(532,898)

		(1,763,755)

Chemicals — (0.1)%
Air Products & Chemicals, Inc.	8,000	(732,560)
Airgas, Inc.	2,300	(219,558)
Albemarle Corp.	1,500	(93,435)
Cabot Corp.	9,790	(366,342)
Calgon Carbon Corp.*	17,200	(286,896)
E.I. du Pont de Nemours & Co.	5,230	(274,575)
Ecolab, Inc.	5,960	(507,732)

SECURITIES SOLD SHORT (continued) COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Flotek Industries, Inc.*	23,500	$(421,590)
FMC Corp.	14,800	(903,688)
Intrepid Potash, Inc.	26,200	(499,110)
OM Group, Inc.*	16,551	(511,757)
PolyOne Corp.	12,000	(297,360)
PPG Industries, Inc.	1,620	(237,184)
Praxair, Inc.	13,639	(1,570,667)
Rockwood Holdings, Inc.	1,900	(121,657)
Scotts Miracle-Gro Co. (The) (Class A Stock)	5,900	(285,029)
Sherwin-Williams Co. (The)	1,186	(209,448)
Sigma-Aldrich Corp.	20,530	(1,649,791)
Valspar Corp. (The)	8,119	(525,056)

		(9,713,435)

Commercial Banks — (0.3)%
Associated Banc-Corp.	846	(13,155)
BancorpSouth, Inc.	15,940	(282,138)
Bank of Hawaii Corp.	21,091	(1,061,299)
Bank of New York Mellon Corp. (The)	7,490	(210,095)
Bank of The Ozarks, Inc.	1,100	(47,663)
Boston Private Financial Holdings, Inc.	7,900	(84,056)
City National Corp.	10,400	(659,048)
Commerce Bancshares, Inc.	13,195	(574,774)
Community Bank System, Inc.	7,800	(240,630)
Cullen/Frost Bankers, Inc.	23,074	(1,540,651)
Fifth Third Bancorp	18,680	(337,174)
First Horizon National Corp.	109,130	(1,222,256)
FNB Corp.	37,358	(451,285)
Glacier Bancorp, Inc.	5,700	(126,483)
M&T Bank Corp.	55,068	(6,153,849)
PacWest Bancorp	1,501	(46,006)
Pinnacle Financial Partners, Inc.*	2,700	(69,417)
Prosperity Bancshares, Inc.	13,090	(677,931)
SCBT Financial Corp.	11,324	(570,616)
Signature Bank*	2,500	(207,550)
TCF Financial Corp.	21,000	(297,780)
Trustmark Corp.	20,410	(501,678)
UMB Financial Corp.	17,801	(990,982)
US Bancorp	10,570	(382,106)
Valley National Bancorp	85,303	(807,819)
Westamerica Bancorporation	4,600	(210,174)
Wintrust Financial Corp.	36,211	(1,386,157)

		(19,152,772)

Commercial Services & Supplies — (0.1)%
Alliance Data Systems Corp.*	5,900	(1,068,077)
Clean Harbors, Inc.*	15,300	(773,109)
Covanta Holding Corp.	34,100	(682,682)
Healthcare Services Group, Inc.	1,800	(44,136)
HNI Corp.	1,800	(64,926)
Innerworkings, Inc.*	4,500	(48,825)
Vantiv, Inc. (Class A Stock)*	8,770	(242,052)
Waste Connections, Inc.	20,500	(843,370)

		(3,767,177)

Communications Equipment — (0.1)%
ADTRAN, Inc.	4,100	(100,901)

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment (continued)
Ciena Corp.*	46,500	$(903,030)
Infinera Corp.*	46,800	(499,356)
InterDigital, Inc.	3,000	(133,950)
Palo Alto Networks, Inc.*	9,500	(400,520)
Procera Networks, Inc.*	9,000	(123,570)
Viasat, Inc.*	15,300	(1,093,338)

		(3,254,665)

Computers & Peripherals
Diebold, Inc.	17,700	(596,313)
Fusion-io, Inc.*	14,900	(212,176)
International Business Machines Corp.	6,744	(1,288,846)
Seagate Technology PLC (Ireland)	6,920	(310,224)
Stratasys Ltd. (Israel)*	1,200	(100,488)
Western Digital Corp.	4,100	(254,569)

		(2,762,616)

Construction & Engineering
Chicago Bridge & Iron Co. NV (Netherlands)	8,100	(483,246)
Fluor Corp.	3,100	(183,861)
Granite Construction, Inc.	7,500	(223,200)
Great Lakes Dredge & Dock Corp.	13,300	(104,006)
MasTec, Inc.*	3,500	(115,150)

		(1,109,463)

Consumer Finance
First Cash Financial Services, Inc.*	2,500	(123,025)

Containers & Packaging
Aptargroup, Inc.	5,700	(314,697)
Bemis Co., Inc.	4,800	(187,872)
Sealed Air Corp.	48,400	(1,159,180)

		(1,661,749)

Diversified Consumer Services
Matthews International Corp. (Class A Stock)	11,500	(433,550)
Regis Corp.	20,500	(336,610)
Sotheby’s	24,700	(936,377)

		(1,706,537)

Diversified Financial Services — (0.1)%
BlackRock, Inc.	1,420	(364,727)
Discover Financial Services	5,130	(244,393)
Encore Capital Group, Inc.*	11,783	(390,135)
Federated Investors, Inc. (Class B Stock)	6,654	(182,386)
Franklin Resources, Inc.	5,047	(686,493)
IntercontinentalExchange, Inc.*	26,428	(4,697,841)
Penson Worldwide, Inc.*	32,656	(147)
TD Ameritrade Holding Corp.	6,500	(157,885)

		(6,724,007)

Diversified Telecommunication Services
AT&T, Inc.	23,555	(833,847)
Cincinnati Bell, Inc.*	35,700	(109,242)
tw telecom, Inc.*	5,900	(166,026)

		(1,109,115)

Electric Utilities — (0.1)%
Allete, Inc.	4,100	(204,385)

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Entergy Corp.	7,483	$(521,415)
FirstEnergy Corp.	8,670	(323,738)
Hawaiian Electric Industries, Inc.	3,100	(78,461)
NextEra Energy, Inc.	2,200	(179,256)
OGE Energy Corp.	3,200	(218,240)
Otter Tail Corp.	2,900	(82,360)
Pepco Holdings, Inc.	41,100	(828,576)
Southern Co. (The)	12,120	(534,856)

		(2,971,287)

Electrical Equipment
Eaton Corp. PLC (Ireland)	17,500	(1,151,675)
GrafTech International Ltd.*	28,300	(206,024)
II-VI, Inc.*	5,600	(91,056)
Rockwell Automation, Inc.	12,185	(1,013,061)

		(2,461,816)

Electronic Equipment, Instruments & Components — (0.1)%
Cognex Corp.	6,900	(312,018)
FEI Co.	6,400	(467,136)
Gentex Corp.	14,070	(324,314)
InvenSense, Inc.*	13,300	(204,554)
Itron, Inc.*	6,200	(263,066)
Maxwell Technologies, Inc.*	12,500	(89,375)
Molex, Inc.	16,002	(469,499)
National Instruments Corp.	14,700	(410,718)
Newport Corp.*	5,100	(71,043)
OSI Systems, Inc.*	5,400	(347,868)
Universal Display Corp.*	21,200	(595,932)

		(3,555,523)

Energy Equipment & Services — (0.1)%
Basic Energy Services, Inc.*	21,300	(257,517)
Diamond Offshore Drilling, Inc.	7,699	(529,614)
Dresser-Rand Group, Inc.*	9,200	(551,816)
Dril-Quip, Inc.*	8,400	(758,436)
FMC Technologies, Inc.*	20,400	(1,135,872)
Forum Energy Technologies, Inc.*	14,600	(444,278)
Gulfmark Offshore, Inc.	8,100	(365,229)
Hornbeck Offshore Services, Inc.*	13,700	(732,950)
McDermott International, Inc. (Panama)*	35,200	(287,936)
Nabors Industries Ltd. (Bermuda)	15,440	(236,386)
Patterson-UTI Energy, Inc.	8,000	(154,840)
Tidewater, Inc.	5,800	(330,426)

		(5,785,300)

Environmental Control
Ceco Environmental Corp.	13,236	(162,803)

Farming & Agriculture
Universal Corp.	8,417	(486,923)

Food & Staples Retailing
Casey’s General Stores, Inc.	4,700	(282,752)
Safeway, Inc.	11,170	(264,282)
SUPERVALU, Inc.	3,100	(19,282)
Susser Holdings Corp.*	9,000	(430,920)
United Natural Foods, Inc.*	9,200	(496,708)
Walgreen Co.	28,870	(1,276,054)

		(2,769,998)

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SECURITIES SOLD SHORT (continued) COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products — (0.1)%
B&G Foods, Inc.	5,300	$(180,465)
Boulder Brands, Inc.*	16,600	(200,030)
Campbell Soup Co.	6,300	(282,177)
Dean Foods Co.*	25,700	(257,514)
Fresh Del Monte Produce, Inc.	2,600	(72,488)
Hain Celestial Group, Inc. (The)*	13,000	(844,610)
Hershey Co. (The)	18,543	(1,655,519)
McCormick & Co. Inc.	1,100	(77,396)
Sysco Corp.	15,620	(533,579)
TreeHouse Foods, Inc.*	2,700	(176,958)
WhiteWave Foods Co.	281	(4,566)

		(4,285,302)

Gas Utilities
Laclede Group, Inc. (The)	4,500	(205,470)
National Fuel Gas Co.	5,300	(307,135)
Northwest Natural Gas Co.	5,700	(242,136)
Piedmont Natural Gas Co., Inc.	6,000	(202,440)
Questar Corp.	8,300	(197,955)

		(1,155,136)

Healthcare Equipment & Supplies — (0.1)%
Abaxis, Inc.	4,000	(190,040)
Accuray, Inc.*	66,430	(381,308)
Align Technology, Inc.*	17,800	(659,312)
Becton, Dickinson & Co.	2,600	(256,958)
C.R. Bard, Inc.	4,410	(479,279)
China Medical Technologies, Inc. (Cayman Islands), ADR*	7,037	(70)
Covidien PLC (Ireland)	19,650	(1,123,980)
DexCom, Inc.*	18,800	(422,060)
Edwards Lifesciences Corp.*	1,731	(116,323)
Endologix, Inc.*	17,900	(237,712)
Haemonetics Corp.*	4,000	(165,400)
HeartWare International, Inc.*	6,900	(656,259)
Insulet Corp.*	11,500	(361,215)
Medtronic, Inc.	14,396	(740,962)
Orasure Technologies, Inc.*	18,300	(71,004)
Varian Medical Systems, Inc.*	9,330	(629,309)
Volcano Corp.*	24,700	(447,811)
Wright Medical Group, Inc.*	11,500	(301,415)
Zimmer Holdings, Inc.	14,438	(1,081,984)

		(8,322,401)

Healthcare Products
Cynosure, Inc.*	20,194	(524,640)

Healthcare Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	11,500	(380,305)
Air Methods Corp.	14,900	(504,812)
Amedisys, Inc.*	5,000	(58,100)
Brookdale Senior Living, Inc.*	24,100	(637,204)
Catamaran Corp. (Canada)*	7,900	(384,888)
Express Scripts Holding Co.*	6,820	(420,726)
Health Management Associates, Inc. (Class A Stock)*	6,800	(106,896)
Henry Schein, Inc.*	2,500	(239,375)
IPC The Hospitalist Co., Inc.*	4,300	(220,848)
Laboratory Corp. of America Holdings*	3,270	(327,327)
Molina Healthcare, Inc.*	2,800	(104,104)

SECURITIES SOLD SHORT (continued) COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Providers & Services (continued)
Owens & Minor, Inc.	15,400	$(520,982)
Tenet Healthcare Corp.*	8,862	(408,538)
WellPoint, Inc.	6,530	(534,415)

		(4,848,520)

Healthcare Technology
athenahealth, Inc.*	8,100	(686,232)
HMS Holdings Corp.*	30,400	(708,320)
Vocera Communications, Inc.*	7,800	(114,660)

		(1,509,212)

Home Builders
Beazer Homes USA, Inc.*	7,246	(126,950)

Hotels, Restaurants & Leisure — (0.1)%
Buffalo Wild Wings, Inc.*	5,400	(530,064)
Carnival Corp. (Panama)	19,900	(682,371)
Choice Hotels International, Inc.	18,117	(719,064)
Churchill Downs, Inc.	1,200	(94,620)
Darden Restaurants, Inc.	5,620	(283,698)
Hyatt Hotels Corp. (Class A Stock)*	30,312	(1,223,392)
MGM Resorts International*	29,600	(437,488)
Pinnacle Entertainment, Inc.*	21,700	(426,839)
Red Robin Gourmet Burgers, Inc.*	2,700	(148,986)
Scientific Games Corp. (Class A Stock)*	10,000	(112,500)
SHFL Entertainment, Inc.*	2,200	(38,962)
Six Flags Entertainment Corp.	21,700	(762,972)
Vail Resorts, Inc.	14,400	(885,888)

		(6,346,844)

Household Durables — (0.1)%
D.R. Horton, Inc.	14,700	(312,816)
Ethan Allen Interiors, Inc.	3,500	(100,800)
KB Home	13,700	(268,931)
Lennar Corp. (Class A Stock)	11,478	(413,667)
M/I Homes, Inc.*	14,935	(342,908)
Standard Pacific Corp.*	98,900	(823,837)
Tempur-Pedic International, Inc.*	14,500	(636,550)
Toll Brothers, Inc.*	34,870	(1,137,808)
TRI Pointe Homes, Inc.*	5,400	(89,532)

		(4,126,849)

Household Products
Central Garden & Pet Co. (Class A Stock)*	133	(918)
Church & Dwight Co., Inc.	15,676	(967,366)

		(968,284)

Independent Power Producers & Energy Traders
Atlantic Power Corp. (Canada)	9,500	(37,430)
NRG Energy, Inc.	2,000	(53,400)

		(90,830)

Industrial Conglomerates
3M Co.	3,600	(393,660)
Danaher Corp.	24,230	(1,533,759)

		(1,927,419)

Insurance — (0.2)%
Allstate Corp. (The)	12,160	(585,139)
American International Group, Inc.*	14,460	(646,362)
Arch Capital Group Ltd. (Bermuda)*	10,073	(517,853)

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SECURITIES SOLD SHORT (continued) COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Arthur J. Gallagher & Co.	2,200	$(96,118)
Assurant, Inc.	1,400	(71,274)
Berkshire Hathaway, Inc. (Class B Stock)*	2,300	(257,416)
Chubb Corp. (The)	10,473	(886,539)
Employers Holdings, Inc.	3,900	(95,355)
Fidelity National Financial, Inc. (Class A Stock)	8,392	(199,815)
Hartford Financial Services Group, Inc. (The)	37,500	(1,159,500)
Lincoln National Corp.	32,011	(1,167,441)
Markel Corp.*	200	(105,390)
MBIA, Inc.*	32,242	(429,141)
Meadowbrook Insurance Group, Inc.	25,122	(201,730)
MGIC Investment Corp.*	110,572	(671,172)
Old Republic International Corp.	10,600	(136,422)
Principal Financial Group, Inc.	19,200	(719,040)
Progressive Corp. (The)	28,314	(719,742)
Protective Life Corp.	3,800	(145,958)
Radian Group, Inc.	5,000	(58,100)
Selective Insurance Group, Inc.	3,200	(73,664)
Torchmark Corp.	11,424	(744,159)
Tower Group International Ltd. (Bermuda)	8,200	(168,182)
Travelers Cos., Inc. (The)	9,230	(737,662)
W.R. Berkley Corp.	11,149	(455,548)
XL Group PLC (Ireland)	10,650	(322,908)

		(11,371,630)

Internet & Catalog Retail
Liberty Ventures*	3,300	(280,533)
NetFlix, Inc.*	6,350	(1,340,422)
TripAdvisor, Inc.*	13,900	(846,093)

		(2,467,048)

Internet Software & Services — (0.1)%
AOL, Inc.	9,840	(358,963)
Blucora, Inc.*	8,818	(163,486)
comScore, Inc.*	3,700	(90,243)
Cornerstone OnDemand, Inc.*	12,200	(528,138)
Equinix, Inc.*	5,000	(923,600)
Facebook, Inc. (Class A Stock)*	39,200	(974,512)
Groupon, Inc.*	25,960	(220,660)
Monster Worldwide, Inc.*	53,700	(263,667)
Trulia, Inc.*	7	(218)
Yelp, Inc.*	11,900	(413,763)

		(3,937,250)

IT Services — (0.1)%
Automatic Data Processing, Inc.	12,630	(869,702)
Paychex, Inc.	12,080	(441,162)
SAIC, Inc.	48,846	(680,425)
Sapient Corp.*	22,400	(292,544)
Teradata Corp.*	6,700	(336,541)
Total System Services, Inc.	8,140	(199,267)
VeriFone Systems, Inc.*	22,500	(378,225)
Visa, Inc.	3,300	(603,075)
WEX, Inc.*	8,700	(667,290)

		(4,468,231)

SECURITIES SOLD SHORT (continued) COMMON STOCKS (continued)	Shares	Value (Note 2)
Leisure Equipment & Products
Callaway Golf Co.	17,200	$(113,176)
LeapFrog Enterprises, Inc.*	5,500	(54,120)
Mattel, Inc.	21,730	(984,586)
TUI AG (Germany)*	56,449	(669,672)

		(1,821,554)

Life Sciences Tools & Services
Furiex Pharmaceuticals, Inc.*	3,283	(111,852)
Waters Corp.*	1,500	(150,075)

		(261,927)

Machinery — (0.1)%
Actuant Corp. (Class A Stock)	16,900	(557,193)
Barnes Group, Inc.	2,200	(65,978)
Briggs & Stratton Corp.	11,300	(223,740)
Caterpillar, Inc.	18,515	(1,527,302)
Chart Industries, Inc.*	12,200	(1,147,898)
CLARCOR, Inc.	9,000	(469,890)
Cummins, Inc.	900	(97,614)
EnPro Industries, Inc.*	4,500	(228,420)
Kaydon Corp.	12,100	(333,355)
Manitowoc Co., Inc. (The)	19,700	(352,827)
Navistar International Corp.*	5,400	(149,904)
PACCAR, Inc.	20,300	(1,089,298)
Pentair Ltd. (Switzerland)	17,000	(980,730)
Proto Labs, Inc.*	1,800	(116,946)
Stanley Black & Decker, Inc.	11,300	(873,490)
Titan International, Inc.	15,400	(259,798)
Wabash National Corp.*	31,700	(322,706)
Watts Water Technologies, Inc. (Class A Stock)	7,600	(344,584)

		(9,141,673)

Manufacturing — (0.1)%
Dover Corp.	10,891	(845,795)
General Electric Co.	64,550	(1,496,915)
Illinois Tool Works, Inc.	13,696	(947,352)

		(3,290,062)

Media — (0.4)%
Cablevision Systems Corp. (Class A Stock)	57,900	(973,878)
Comcast Corp. (Class A Stock)	88,658	(3,712,997)
Discovery Communications, Inc. (Class A Stock)*	53,420	(4,124,559)
DreamWorks Animation SKG, Inc. (Class A Stock)*	38,100	(977,646)
Interpublic Group of Cos., Inc. (The)	25,360	(368,988)
Lamar Advertising Co. (Class A Stock)*	5,200	(225,680)
Liberty Global PLC (United Kingdom)*	82,147	(6,085,450)
Liberty Global PLC (United Kingdom) (Class C Stock)*	13,647	(926,495)
Lions Gate Entertainment Corp. (Canada)*	31,500	(865,305)
News Corp.*	81,075	(1,240,449)
News Corp. (Class B Stock)	32,775	(1,075,676)
Scripps Networks Interactive, Inc. (Class A Stock)	13,993	(934,173)
Sinclair Broadcast Group, Inc.	14,000	(411,320)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SECURITIES SOLD SHORT (continued) COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Twenty-First Century Fox, Inc.	324,295	$(9,401,312)
Washington Post Co. (The) (Class B Stock)	2,223	(1,075,421)

		(32,399,349)

Metals & Mining — (0.1)%
AM Castle & Co.*	7,700	(121,352)
Carpenter Technology Corp.	6,500	(292,955)
Cliffs Natural Resources, Inc.	55,879	(908,034)
Coeur d’Alene Mines Corp.*	715	(9,511)
Horsehead Holding Corp.*	2,800	(35,868)
New Gold, Inc. (Canada)*	53,359	(345,512)
Nucor Corp.	11,227	(486,354)
Royal Gold, Inc.	9,100	(382,928)
RTI International Metals, Inc.*	20,900	(579,139)
Silver Standard Resources, Inc. (Canada)*	1,200	(7,608)
Stillwater Mining Co.*	54,300	(583,182)
Tenaris SA (Luxembourg), ADR	7,244	(291,716)
Vale SA (Brazil), ADR	25,980	(341,637)
Vulcan Materials Co.	1,760	(85,202)

		(4,470,998)

Multiline Retail
Five Below, Inc.*	11,300	(415,388)
Fred’s, Inc. (Class A Stock)	7,600	(117,724)
J.C. Penney Co., Inc.*	30,300	(517,524)

		(1,050,636)

Multi-Utilities — (0.1)%
CenterPoint Energy, Inc.	23,000	(540,270)
CMS Energy Corp.	8,300	(225,511)
Consolidated Edison, Inc.	21,799	(1,271,100)
Dominion Resources, Inc.	4,860	(276,145)
Integrys Energy Group, Inc.	4,700	(275,091)
MDU Resources Group, Inc.	19,210	(497,731)
NiSource, Inc.	31,300	(896,432)
PG&E Corp.	4,700	(214,931)
Public Service Enterprise Group, Inc.	17,030	(556,200)
TECO Energy, Inc.	31,100	(534,609)
Wisconsin Energy Corp.	17,334	(710,521)

		(5,998,541)

Oil, Gas & Consumable Fuels — (0.2)%
Alpha Natural Resources, Inc.*	101,142	(529,984)
Approach Resources, Inc.*	18,300	(449,631)
Bill Barrett Corp.*	22,500	(454,950)
Bonanza Creek Energy, Inc.*	8,900	(315,594)
Carrizo Oil & Gas, Inc.*	21,200	(600,596)
Cheniere Energy, Inc.*	7,500	(208,200)
Cimarex Energy Co.	3,500	(227,465)
Cloud Peak Energy, Inc.*	5,600	(92,288)
Cobalt International Energy, Inc.*	11,500	(305,555)
Comstock Resources, Inc.	22,100	(347,633)
Concho Resources, Inc.*	2,400	(200,928)
CONSOL Energy, Inc.	32,950	(892,945)
Contango Oil & Gas Co.	1,462	(49,343)
CVR Energy, Inc. Escrow*	480	—
Devon Energy Corp.	4,550	(236,054)
Diamondback Energy, Inc.*	8,200	(273,224)
Exxon Mobil Corp.	5,835	(527,192)

SECURITIES SOLD SHORT (continued) COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.*	23,200	$(1,092,024)
Kodiak Oil & Gas Corp. (Canada)*	90,600	(805,434)
Kosmos Energy Ltd. (Bermuda)*	7,300	(74,168)
Northern Oil and Gas, Inc.*	27,200	(362,848)
PDC Energy, Inc.*	14,800	(761,904)
Petrominerales Ltd. (Canada), (TSX)	1,010	(5,762)
Petrominerales Ltd. (Canada), (OTC)	12,040	(68,453)
Polarcus Ltd. (Cayman Islands)*	38,770	(31,664)
Resolute Energy Corp.*	27,000	(215,460)
Scorpio Tankers, Inc. (Marshall Islands)	6,700	(60,166)
SemGroup Corp. (Class A Stock)	2,600	(140,036)
Southwestern Energy Co.*	5,770	(210,778)
Teekay Corp. (Marshall Islands)	12,400	(503,812)
Tesoro Corp.	6,894	(360,694)
TransCanada Corp. (Canada)	7,605	(327,852)
Triangle Petroleum Corp.*	19,100	(133,891)
Williams Cos., Inc. (The)	23,000	(746,810)
WPX Energy, Inc.*	12,500	(236,750)

		(11,850,088)

Paper & Forest Products
Domtar Corp.	1,930	(128,345)
MeadWestvaco Corp.	5,220	(178,054)

		(306,399)

Personal Products
Elizabeth Arden, Inc.*	7,200	(324,504)
Estee Lauder Cos., Inc. (The) (Class A Stock)	14,568	(958,137)

		(1,282,641)

Pharmaceuticals — (0.1)%
AbbVie, Inc.	12,410	(513,029)
Actavis, Inc.*	12,333	(1,556,671)
Eli Lilly & Co.	23,139	(1,136,588)
Hospira, Inc.*	16,565	(634,605)
Mallinckrodt PLC (Ireland)	2,456	(111,576)
Mead Johnson Nutrition Co.	7,848	(621,797)
Medicines Co. (The)*	10,900	(335,284)
Nektar Therapeutics*	30,200	(348,810)
Pacira Pharmaceuticals, Inc.*	10,600	(307,400)
Pfizer, Inc.	41,900	(1,173,619)
Viropharma, Inc.*	33,400	(956,910)
Zoetis, Inc.	31,548	(974,518)

		(8,670,807)

Pipelines
Spectra Energy Corp.	5,890	(202,969)

Professional Services
Advisory Board Co. (The)*	9,700	(530,105)
Corporate Executive Board Co. (The)	3,400	(214,948)
Dun & Bradstreet Corp. (The)	6,400	(623,680)
IHS, Inc. (Class A Stock)*	2,100	(219,198)
On Assignment, Inc.*	10,800	(288,576)

		(1,876,507)

Real Estate Investment Trusts — (0.2)%
AvalonBay Communities, Inc.	1,260	(169,987)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SECURITIES SOLD SHORT (continued) COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Boston Properties, Inc.	7,900	$(833,213)
BRE Properties, Inc.	1,000	(50,020)
Corporate Office Properties Trust	8,710	(222,105)
CubeSmart	3,900	(62,322)
CYS Investments, Inc.	14,200	(130,782)
DCT Industrial Trust, Inc.	54,740	(391,391)
DDR Corp.	17,940	(298,701)
Digital Realty Trust, Inc.	11,800	(719,800)
EastGroup Properties, Inc.	4,347	(244,606)
Equity Residential	2,700	(156,762)
Essex Property Trust, Inc.	2,700	(429,084)
Excel Trust, Inc.	5,450	(69,815)
Glimcher Realty Trust	7,700	(84,084)
Health Care REIT, Inc.	18,746	(1,256,544)
Healthcare Realty Trust, Inc.	1,900	(48,450)
Hudson Pacific Properties, Inc.	17,700	(376,656)
iStar Financial, Inc.*	22,525	(254,307)
Kilroy Realty Corp.	16,200	(858,762)
Macerich Co. (The)	6,370	(388,379)
Medical Properties Trust, Inc.	11,700	(167,544)
Mid-America Apartment Communities, Inc.	8,780	(595,021)
NorthStar Realty Finance Corp.	23,400	(212,940)
Pebblebrook Hotel Trust	5,600	(144,760)
Plum Creek Timber Co., Inc.	19,400	(905,398)
Realty Income Corp.	14,072	(589,898)
Regency Centers Corp.	11,900	(604,639)
Retail Opportunity Investments Corp.	14,300	(198,770)
Sabra Health Care REIT, Inc.	5,700	(148,827)
SL Green Realty Corp.	600	(52,914)
Sr. Housing Properties Trust	15,370	(398,544)
STAG Industrial, Inc.	3,700	(73,815)
Weingarten Realty Investors	10,130	(311,700)

		(11,450,540)

Real Estate Management & Development
Brookfield Office Properties, Inc. (Canada)	19,070	(318,088)
Forest City Enterprises, Inc. (Class A Stock)*	5,000	(89,550)
St. Joe Co. (The)*	3,400	(71,570)

		(479,208)

Retail & Merchandising
Group 1 Automotive, Inc.	8,900	(572,537)
Kohl’s Corp.	3,890	(196,484)
Wal-Mart Stores, Inc.	17,519	(1,304,990)

		(2,074,011)

Road & Rail — (0.1)%
Arkansas Best Corp.	12,200	(279,990)
Avis Budget Group, Inc.*	12,300	(353,625)
Genesee & Wyoming, Inc. (Class A Stock)*	12,300	(1,043,532)
Knight Transportation, Inc.	27,759	(466,906)
Werner Enterprises, Inc.	26,451	(639,321)

		(2,783,374)

Semiconductors & Semiconductor Equipment — (0.2)%
Altera Corp	24,700	(814,853)
Analog Devices, Inc.	14,470	(652,018)
Atmel Corp.*	103,700	(762,195)

SECURITIES SOLD SHORT (continued) COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Cabot Microelectronics Corp.*	1,100	$(36,311)
Cavium, Inc.*	14,100	(498,717)
Cirrus Logic, Inc.*	10,100	(175,336)
Cypress Semiconductor Corp.	26,700	(286,491)
Diodes, Inc.*	5,000	(129,850)
Integrated Device Technology, Inc.*	59,205	(470,088)
Intel Corp.	62,328	(1,509,584)
Linear Technology Corp.	18,005	(663,304)
Marvell Technology Group Ltd. (Bermuda)	26,910	(315,116)
Maxim Integrated Products, Inc.	22,030	(611,993)
Microchip Technology, Inc.	28,678	(1,068,256)
Micron Technology, Inc.*	80,200	(1,149,266)
Monolithic Power Systems, Inc.	8,100	(195,291)
NVIDIA Corp.	27,178	(381,307)
SunEdison, Inc.*	34,100	(278,597)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	68,828	(1,260,929)
Teradyne, Inc.*	24,180	(424,843)
TriQuint Semiconductor, Inc.*	71,800	(497,574)
Veeco Instruments, Inc.*	4,800	(170,016)

		(12,351,935)

Software — (0.2)%
ACI Worldwide, Inc.*	10,400	(483,392)
BroadSoft, Inc.*	12,100	(333,960)
Concur Technologies, Inc.*	13,500	(1,098,630)
Electronic Arts, Inc.*	52,219	(1,199,470)
Guidewire Software, Inc.*	12,300	(517,215)
Imperva, Inc.*	4,200	(189,168)
Interactive Intelligence Group, Inc.*	2,100	(108,360)
Jive Software, Inc.*	24,000	(436,080)
NetSuite, Inc.*	8,500	(779,790)
Nuance Communications, Inc.*	4,800	(88,224)
QLIK Technologies, Inc.*	24,100	(681,307)
RealPage, Inc.*	9,800	(179,732)
salesforce.com, Inc.*	23,870	(911,357)
ServiceNow, Inc.*	8,500	(343,315)
Sourcefire, Inc.*	13,800	(766,590)
Splunk, Inc.*	19,200	(890,112)
Synchronoss Technologies, Inc.*	14,600	(450,702)
Tangoe, Inc.*	13,800	(212,934)
TiVo, Inc.*	61,800	(682,890)
Workday, Inc.*	3,100	(198,679)

		(10,551,907)

Specialty Retail — (0.1)%
Aeropostale, Inc.*	34,000	(469,200)
Barnes & Noble, Inc.*	17,500	(279,300)
Bed Bath & Beyond, Inc.*	3,360	(238,224)
Brown Shoe Co., Inc.	2,600	(55,978)
CarMax, Inc.*	28,060	(1,295,250)
Conn’s, Inc.*	12,200	(631,472)
DSW, Inc. (Class A Stock)	9,700	(712,659)
hhgregg, Inc.*	2,300	(36,731)
Lithia Motors, Inc. (Class A Stock)	1,000	(53,310)
Monro Muffler Brake, Inc.	11,300	(542,965)
O’Reilly Automotive, Inc.*	6,870	(773,699)
Pep Boys-Manny Moe & Jack (The)*	22,400	(259,392)
Restoration Hardware Holdings, Inc.*	1,500	(112,500)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Sally Beauty Holdings, Inc.*	25,400	$(789,940)
Select Comfort Corp.*	4,000	(100,240)
Stage Stores, Inc.	14,200	(333,700)
Tiffany & Co.	3,700	(269,508)
Ulta Salon Cosmetics & Fragrance, Inc.*	3,200	(320,512)
Zale Corp.*	5,500	(50,050)
Zumiez, Inc.*	6,000	(172,500)

		(7,497,130)

Telecommunications
Clearwire Corp.*	700	(3,486)
Juniper Networks, Inc.*	7,350	(141,929)

		(145,415)

Textiles, Apparel & Luxury Goods
Fifth & Pacific Cos., Inc.*	25,800	(576,372)
Jones Group, Inc. (The)	24,800	(341,000)
Quiksilver, Inc.*	72,100	(464,324)
Wolverine World Wide, Inc.	15,600	(851,916)

		(2,233,612)

Thrifts & Mortgage Finance
Investors Bancorp, Inc.	24,239	(510,958)
New York Community Bancorp, Inc.	27,200	(380,800)
Northwest Bancshares, Inc.	3,200	(43,232)
People’s United Financial, Inc.	66,400	(989,360)

		(1,924,350)

Tobacco.
Altria Group, Inc.	38,258	(1,338,647)
Philip Morris International, Inc.	8,600	(744,932)

		(2,083,579)

Toys
Hasbro, Inc.	9,830	(440,679)

Trading Companies & Distributors
Beacon Roofing Supply, Inc.*	8,700	(329,556)
Fastenal Co.	20,590	(944,052)
H&E Equipment Services, Inc.	3,300	(69,531)
TAL International Group, Inc.	8,200	(357,274)
United Rentals, Inc.*	1,100	(54,901)

		(1,755,314)

Transportation
Heartland Express, Inc.	50,125	(695,234)

Water Utilities
Aqua America, Inc.	19,600	(613,284)
California Water Service Group	6,600	(128,766)

		(742,050)

Wireless Telecommunication Services
SBA Communications Corp. (Class A Stock)*	13,300	(985,796)
United States Cellular Corp.	3,957	(145,182)

		(1,130,978)

TOTAL COMMON STOCKS (proceeds received $261,797,742)		(293,349,679)

EXCHANGE TRADED FUNDS	Shares	Value (Note 2)
SPDR Barclays High Yield Bond	70,309	$(2,776,502)
SPDR S&P 500 ETF Trust	798	(127,688)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $2,952,852)		(2,904,190)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $2,164,375)
5.500%	TBA	$2,000	(2,172,188)

TOTAL SECURITIES SOLD SHORT (proceeds received $266,914,969)			(298,426,057)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 08/23/13, Strike Price $133.00	Goldman Sachs & Co.	1,000	(313)
Clearwire Corp.,
expiring 09/21/13, Strike Price $3.00	Morgan Stanley	158	(308,490)
expiring 12/21/13, Strike Price $4.00	Morgan Stanley	119	(112,670)
Currency Option USD vs MXN,
expiring 07/11/13, @ FX Rate 12.85	Bank of America	454	(7,598)
expiring 07/18/13, @ FX Rate 12.66	Morgan Stanley	1,378	(39,681)
Currency Option USD vs ZAR,
expiring 04/16/13, @ FX Rate 9.70	UBS AG	4,280	(12,574)
expiring 07/18/13, @ FX Rate 9.87	JPMorgan Chase & Co.	404	(8,118)
Dell, Inc.,
expiring 08/17/13, Strike Price $13.00	Morgan Stanley	20	(12,400)
Interest Rate Swap Options,
Pay a fixed rate of 1.60%and receive a floating rate based on 3-month LIBOR, expiring 07/02/13	Bank of America	1,000	—
Pay a fixed rate of 1.80%and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America	1,000	(3)
Pay a fixed rate of 1.80%and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	900	(3)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#	Value (Note 2)
Call Options (continued)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.	$1,100	$(4)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	2,800	(9)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	800	(3)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	5,600	(18)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	1,300	(4)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Royal Bank of Scotland Group PLC	900	(3)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America	400	(11)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank	300	(8)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Morgan Stanley	2,000	(54)
Pay a fixed rate of 1.90% and receive a floating rate based on 3-month LIBOR, expiring 09/03/13	Royal Bank of Scotland Group PLC	400	(81)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value (Note 2)
Call Options (continued)
Pay a fixed rate of 0.40% and receive a floating rate based on 3-month Euribor, expiring 03/12/14	Deutsche Bank	EUR	3,800	$(4,589)
Pay a fixed rate of 0.40% and receive a floating rate based on 3-month Euribor, expiring 03/12/14	Royal Bank of Scotland Group PLC	EUR	4,200	(5,072)
Knight Capital Group, Inc.,
expiring 07/20/13, Strike Price $5.00	Jefferies Group LLC		1	(56)
expiring 03/12/14, Strike Price $4.00	Jefferies Group LLC		4	(156)
Pfizer, Inc.,
expiring 07/20/13, Strike Price $35.00	Morgan Stanley		339	(3,387)
S&P 500 Index,
expiring 07/20/13, Strike Price $1,600.00	Morgan Stanley		20	(514,605)
expiring 07/20/13, Strike Price $1,650.00	Morgan Stanley		18	(82,340)
expiring 07/20/13, Strike Price $1,680.00	Morgan Stanley		30	(39,520)
expiring 07/20/13, Strike Price $1,710.00	Morgan Stanley		25	(8,855)
expiring 07/20/13, Strike Price $1,720.00	Morgan Stanley		15	(3,800)
expiring 07/20/13, Strike Price $1,730.00	Morgan Stanley		41	(10,175)
expiring 07/20/13, Strike Price $1,740.00	Morgan Stanley		51	(7,590)
expiring 07/20/13, Strike Price $1,750.00	Morgan Stanley		56	(2,795)
expiring 07/20/13, Strike Price $1,760.00	Morgan Stanley		51	(10,160)
expiring 07/20/13, Strike Price $1,790.00	Morgan Stanley		25	(1,265)
expiring 08/17/13, Strike Price $1,730.00	Morgan Stanley		25	(37,950)
expiring 08/17/13, Strike Price $1,770.00	Morgan Stanley		15	(8,360)
expiring 09/21/13, Strike Price $1,615.00	Morgan Stanley		2	(90,000)
Sprint Nextel Corp.,
expiring 01/18/14, Strike Price $10.00	Morgan Stanley		60	(2,408)
SUPERVALU, Inc.,
expiring 07/20/13, Strike Price $5.00	Morgan Stanley		61	(82,620)
Zoetis, Inc.,
expiring 07/20/13, Strike Price $40.00	BNP Paribas Bank		65	(1,941)

				(1,419,689)

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value (Note 2)
Put Options — (0.1)%
10 Year U.S. Treasury Notes Futures,
expiring 08/23/13, Strike Price $129.00	Goldman Sachs & Co.		$1,000	$(27,969)
Currency Option USD vs JPY,
expiring 07/05/13, @ FX Rate 95.00	Bank of America		1,200	(561)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		2,700	(4,223)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(819)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		300	(491)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank		500	(912)
Interest Rate Swap Options,
Receive a fixed rate of 1.60% and pay a floating rate based on 3-month LIBOR, expiring 07/02/13	Bank of America		1,000	(21,730)
Receive a fixed rate of 1.60% and pay a floating rate based on 3-month LIBOR, expiring 07/02/13	Goldman Sachs & Co.		4,000	—
Receive a fixed rate of 1.60% and pay a floating rate based on 3-month LIBOR, expiring 07/02/13	Goldman Sachs & Co.		4,000	(86,923)
Receive a fixed rate of 1.05% and pay a floating rate based on 6-month BBA LIBOR JPY, expiring 07/16/13	Royal Bank of Scotland Group PLC	JPY	130,000	(5,628)
Receive a fixed rate of 1.00% and pay a floating rate based on 6-month BBA LIBOR JPY, expiring 07/17/13	Credit Suisse First Boston	JPY	240,000	(16,339)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	EUR	6,100	(258)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	EUR	1,800	(76)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value (Note 2)
Put Options (continued)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	EUR	2,900	$(123)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	EUR	700	(30)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	EUR	2,800	(118)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	EUR	800	(34)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Hong Kong & Shanghai Bank	EUR	1,300	(55)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Hong Kong & Shanghai Bank	EUR	100	(4)
Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	EUR	1,100	(595)
Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Citigroup Global Markets	EUR	300	(162)
Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Deutsche Bank	EUR	1,100	(595)
Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Royal Bank of Scotland Group PLC	EUR	100	(54)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value (Note 2)
Put Options (continued)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.		300	$(4,441)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase		2,000	(29,604)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley		1,300	(19,242)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Royal Bank of Scotland Group PLC		900	(13,322)
Receive a fixed rate of 1.05% and pay a floating rate based on 6-month BBA LIBOR JPY, expiring 08/16/13	Royal Bank of Scotland Group PLC	JPY	100,000	(8,666)
Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America		400	(8,580)
Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank		300	(6,435)
Receive a fixed rate of 1.25% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Morgan Stanley		2,000	(42,901)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America		2,200	(34,647)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Bank of America		1,100	(17,324)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value (Note 2)
Put Options (continued)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank		1,900	$(29,923)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank		800	(12,599)
Receive a fixed rate of 1.45% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Morgan Stanley		3,200	(45,109)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Royal Bank of Scotland Group PLC		400	(14,867)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, expiring 09/30/13	JPMorgan Chase & Co.		1,300	(21,619)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, expiring 09/30/13	JPMorgan Chase & Co.		800	(13,304)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, expiring 09/30/13	Morgan Stanley		4,300	(71,508)
Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, expiring 09/30/13	Morgan Stanley		3,500	(58,205)
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 10/28/13	Goldman Sachs & Co.		3,100	(54,890)
Receive a fixed rate of 0.40% and pay a floating rate based on 3-month Euribor, expiring 03/12/14	Deutsche Bank	EUR	3,800	(10,990)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#		Value (Note 2)
Put Options (continued)
Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank		4,100	$(27,123)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America		8,000	(309,770)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets		5,000	(193,606)
Receive a fixed rate of 0.40% and pay a floating rate based on 3-month Euribor, expiring 03/12/24	Royal Bank of Scotland Group PLC	EUR	4,200	(12,147)
S&P 500 Index, expiring 07/20/13, Strike Price $ 1,370.00	Morgan Stanley		41	(12,180)
expiring 07/20/13, Strike Price $ 1,400.00	Morgan Stanley		68	(30,780)
expiring 07/20/13, Strike Price $ 1,410.00	Morgan Stanley		25	(15,180)
expiring 07/20/13, Strike Price $ 1,420.00	Morgan Stanley		117	(70,020)
expiring 07/20/13, Strike Price $ 1,430.00	Morgan Stanley		99	(69,230)
expiring 07/20/13, Strike Price $ 1,440.00	Morgan Stanley		56	(52,915)
expiring 07/20/13, Strike Price $ 1,450.00	Morgan Stanley		25	(27,830)
expiring 07/20/13, Strike Price $ 1,460.00	Morgan Stanley		15	(17,214)
expiring 07/20/13, Strike Price $ 1,480.00	Morgan Stanley		25	(54,395)
expiring 07/20/13, Strike Price $ 1,500.00	Morgan Stanley		13	(31,750)
expiring 07/20/13, Strike Price $ 1,585.00	Morgan Stanley		13	(166,624)
expiring 08/17/13, Strike Price $ 1,300.00	Morgan Stanley		38	(41,800)
expiring 08/17/13, Strike Price $ 1,310.00	Morgan Stanley		15	(19,760)
expiring 08/17/13, Strike Price $ 1,320.00	Morgan Stanley		41	(56,700)
expiring 08/17/13, Strike Price $ 1,330.00	Morgan Stanley		43	(68,960)
expiring 08/17/13, Strike Price $ 1,340.00	Morgan Stanley		25	(48,070)
expiring 08/17/13, Strike Price $ 1,350.00	Morgan Stanley		38	(62,700)
expiring 08/17/13, Strike Price $ 1,375.00	Morgan Stanley		30	(80,560)
expiring 08/17/13, Strike Price $ 1,400.00	Morgan Stanley		13	(46,990)

OPTIONS WRITTEN* (continued)	Counterparty	Notional Amount (000)#	Value (Note 2)
Put Options (continued)
expiring 09/21/13, Strike Price $1,565.00	Morgan Stanley	2	$(67,800)
expiring 09/21/13, Strike Price $1,575.00	Morgan Stanley	3	(118,080)
expiring 09/21/13, Strike Price $1,580.00	Morgan Stanley	28	(1,167,600)
expiring 09/21/13, Strike Price $1,620.00	Morgan Stanley	4	(249,280)
expiring 09/21/13, Strike Price $1,645.00	Morgan Stanley	3	(183,600)

			(3,988,539)

TOTAL OPTIONS WRITTEN (premiums received $5,624,688)			(5,408,228)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 99.1% (cost $6,955,205,100)			7,370,632,585
Other assets in excess of liabilities(x) — 0.9%			68,142,407

NET ASSETS — 100.0%			$7,438,774,992

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A
under the Securities Act of 1933 and may not be
resold subject to that rule except to qualified
institutional buyers. Unless otherwise noted, 144A
securities are deemed to be liquid.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ADS	American Depositary Security
ASX	Australian Securities Exchange
BBA	British Bankers Association
Bobl	Bundesobligationen-German Federal Obligations
CAC	French Stock Index
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVT	Convertible Security
DAX	German Stock Index
DIP	Debtor-In-Possession
EAFE	Europe, Australia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FDIC	Federal Deposit Insurance Corp.
FTSE	Financial Times Stock Exchange
GSCI	Goldman Sachs Commodity Index
HTUSDVYY	HOLT U.S. Sustainable Dividend Yield Index
IBEX	Spanish Stock Index
iBoxx	Bond Market Indices
IO	Interest Only
LIBOR	London Interbank Offered Rate
MBS	Mortgage Backed Security
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

NDDUEAFE	MSCI EAFE Index
NR	Not Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
NYSE	New York Stock Exchange
OTC	Over-The-Counter
PIK	Payment-in-Kind
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
W/I	When-Issued
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United State Dollar
ZAR	South African Rand
*	Non-income producing ZAR security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,568,561; cash collateral of $42,627,631 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by Federal Farm Credit Bank (coupon 1.100%, maturity date 08/22/17), Federal Home Loan Bank (coupon 0.450%, maturity date 03/18/2016), Federal Home Loan Mortgage Corp. (coupon rates 0.625%-3.000%, maturity dates 03/18/16-06/01/43), U.S. Treasury Bonds (coupon 6.000%, maturity date 02/15/ 26) and U.S. Treasury Notes (coupon rates 0.625%- 2.125%, maturity dates 12/31/15-11/30/17), with the aggregate value, including accrued interest, of $131,517,122.

(n)	Rate shown is the effective yield at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,155	90 Day Euro Dollar	Mar. 2014	$287,654,025	$287,508,375	$(145,650)
22	90 Day Euro Dollar	Sep. 2015	5,451,955	5,431,525	(20,430)
56	90 Day Euro Dollar	Mar. 2016	13,844,547	13,752,900	(91,647)
28	90 Day Euro Dollar	Mar. 2017	6,855,068	6,809,950	(45,118)
24	90 Day Euro Euribor	Dec. 2014	7,767,683	7,761,435	(6,248)
175	90 Day Euro Euribor	Sep. 2015	56,566,869	56,442,887	(123,982)
54	90 Day Euro Euribor	Dec. 2015	17,427,108	17,396,454	(30,654)
11	90 Day Euro Euribor	Mar. 2016	3,550,344	3,539,069	(11,275)
23	90 Day Sterling	Sep. 2014	4,339,961	4,338,212	(1,749)
22	90 Day Sterling	Dec. 2014	4,147,978	4,146,666	(1,312)
130	90 Day Sterling	Mar. 2015	24,458,539	24,480,783	22,244
284	90 Day Sterling	Jun. 2015	53,465,866	53,419,001	(46,865)
125	90 Day Sterling	Sep. 2015	23,574,196	23,479,802	(94,394)
82	90 Day Sterling	Dec. 2015	15,452,637	15,377,027	(75,610)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions (continued)
32	3 Year Australian Treasury Bonds	Sep. 2013	$8,682,050	$8,663,670	$(18,380)
6	5 Year Euro-Bobl	Sep. 2013	985,994	977,794	(8,200)
389	10 Year Euro-Bund	Sep. 2013	72,455,275	71,657,096	(798,179)
56	10 Year Japanese Bonds	Sep. 2013	80,467,534	80,572,696	105,162
521	10 Year U.K. Gilt	Sep. 2013	91,421,716	88,671,747	(2,749,969)
710	10 Year U.S. Treasury Notes	Sep. 2013	91,746,844	89,859,376	(1,887,468)
3	20 Year U.S. Treasury Bonds	Sep. 2013	420,179	407,531	(12,648)
27	ASX SPI 200 Index	Sep. 2013	2,881,918	2,944,016	62,098
64	DAX Index.	Sep. 2013	17,033,052	16,591,258	(441,794)
163	FTSE 100 Index.	Sep. 2013	15,597,456	15,275,362	(322,094)
51	Hang Seng Index	Jul. 2013	6,522,631	6,815,189	292,558
175	Mini MSCI EAFE Index	Sep. 2013	14,768,335	14,347,375	(420,960)
350	Russell 2000 Mini Index	Sep. 2013	33,813,500	34,114,500	301,000
514	S&P 500 E-Mini	Sep. 2013	40,889,628	41,102,010	212,382
467	S&P 500 Index	Sep. 2013	187,261,163	186,718,275	(542,888)
140	S&P Mid 400 E-Mini	Sep. 2013	16,562,340	16,210,600	(351,740)
44	S&P/TSX 60 Index	Sep. 2013	5,832,671	5,796,938	(35,733)
159	TOPIX Index	Sep. 2013	17,406,765	18,131,579	724,814

					(6,564,729)

Short Positions:
154	2 Year U.S. Treasury Notes	Sep. 2013	33,937,281	33,880,000	57,281
27	5 Year U.S. Treasury Notes	Sep. 2013	3,324,703	3,268,266	56,437
262	10 Year Australian Treasury Bonds	Sep. 2013	217,743,058	217,379,107	363,951
548	10 Year Canadian Government Bonds	Sep. 2013	70,944,879	68,472,644	2,472,235
553	10 Year Mini Japanese Government Bonds	Sep. 2013	79,778,988	79,515,356	263,632
2	10 Year U.K. Gilt	Sep. 2013	355,357	340,391	14,966
13	10 Year USD Deliverable Interest Rate Swap	Sep. 2013	1,283,523	1,237,235	46,288
3	10 Year U.S. Treasury Notes	Sep. 2013	387,694	379,688	8,006
14	20 Year U.S. Treasury Bonds	Sep. 2013	1,963,940	1,901,813	62,127
2	30 Year USD Deliverable Interest Rate Swap	Sep. 2013	190,194	181,063	9,131
36	Amsterdam Index	Jul. 2013	3,275,922	3,231,406	44,516
201	CAC40 10 Euro	Jul. 2013	9,959,096	9,770,579	188,517
154	FTSE/MIB Index	Sep. 2013	16,227,905	15,296,566	931,339
3	Hang Seng Index	Jul. 2013	383,739	400,894	(17,155)
93	IBEX 35 Index	Jul. 2013	9,622,992	9,283,416	339,576
339	S&P 500 E-Mini	Sep. 2013	27,433,933	27,108,135	325,798

					5,166,645

					$(1,398,084)

Commodity futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
27	Brent Crude	Aug. 2013	$2,777,330	$2,758,320	$(19,010)
162	Brent Crude	Sep. 2013	16,757,079	16,478,640	(278,439)
23	Brent Crude	Dec. 2013	2,363,696	2,310,580	(53,116)
212	Coffee ’C’	Sep. 2013	10,254,999	9,571,800	(683,199)
140	Copper	Sep. 2013	11,320,396	10,701,250	(619,146)
138	Copper	Mar. 2014	11,417,279	10,644,975	(772,304)
365	Corn	Sep. 2013	10,563,314	9,987,313	(576,001)
385	Corn	Dec. 2013	10,478,125	9,836,750	(641,375)
165	Cotton No. 2	Dec. 2013	7,105,884	6,930,825	(175,059)
18	Gas Oil	Aug. 2013	1,596,725	1,579,050	(17,675)
79	Gasoline RBOB	Sep. 2013	9,313,324	8,954,618	(358,706)
28	Gasoline RBOB	Dec. 2013	3,067,416	2,990,450	(76,966)

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Commodity futures contracts open at June 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions (continued)
261	Gold 100 OZ	Aug. 2013	$38,164,367	$31,938,570	$(6,225,797)
116	Hard Red Winter Wheat	Sep. 2013	4,305,824	4,007,800	(298,024)
98	Lean Hogs	Aug. 2013	3,787,095	3,820,040	32,945
111	Lean Hogs	Oct. 2013	3,780,274	3,809,520	29,246
110	Live Cattle	Aug. 2013	5,322,574	5,369,100	46,526
102	Live Cattle	Apr. 2014	5,225,630	5,291,760	66,130
40	LME Nickel	Jul. 2013	3,867,168	3,277,320	(589,848)
81	LME Nickel	Sep. 2013	7,805,904	6,659,901	(1,146,003)
41	LME Nickel	Dec. 2013	4,283,991	3,386,928	(897,063)
40	LME Nickel	Mar. 2014	3,618,516	3,318,720	(299,796)
176	LME PRI Aluminum	Jul. 2013	8,374,105	7,643,900	(730,205)
274	LME PRI Aluminum	Sep. 2013	13,631,156	12,119,363	(1,511,793)
186	LME PRI Aluminum	Dec. 2013	9,531,388	8,410,687	(1,120,701)
174	LME PRI Aluminum	Mar. 2014	8,611,479	7,988,775	(622,704)
92	LME Zinc	Jul. 2013	4,383,529	4,204,400	(179,129)
147	LME Zinc	Sep. 2013	7,162,976	6,813,450	(349,526)
100	LME Zinc	Dec. 2013	4,960,822	4,688,750	(272,072)
90	LME Zinc	Mar. 2014	4,345,505	4,262,625	(82,880)
564	Natural Gas	Sep. 2013	21,487,140	20,072,760	(1,414,380)
433	Natural Gas	Mar. 2014	18,099,448	16,770,090	(1,329,358)
2	NY Harbor ULSD	Aug. 2013	249,791	240,139	(9,652)
98	NY Harbor ULSD	Sep. 2013	11,908,627	11,785,343	(123,284)
107	Silver	Sep. 2013	11,765,770	10,416,450	(1,349,320)
140	Soybean	Nov. 2013	8,924,227	8,764,000	(160,227)
125	Soybean	May 2014	8,197,757	7,840,625	(357,132)
169	Soybean Meal	Dec. 2013	6,537,732	6,320,600	(217,132)
56	Soybean Meal	Mar. 2014	2,173,560	2,097,760	(75,800)
162	Soybean Oil	Dec. 2013	4,653,908	4,385,664	(268,244)
162	Soybean Oil	Jan. 2014	4,643,165	4,383,720	(259,445)
651	Sugar #11 (World)	Oct. 2013	12,173,599	12,336,710	163,111
162	Wheat	Sep. 2013	5,656,097	5,327,775	(328,322)
158	Wheat	Dec. 2013	6,223,717	5,304,850	(918,867)
17	WTI Crude	Aug. 2013	1,642,410	1,641,520	(890)
174	WTI Crude	Sep. 2013	16,742,920	16,780,560	37,640
31	WTI Crude	Jan. 2014	2,779,565	2,902,840	123,275
102	WTI Crude	Mar. 2014	9,458,881	9,411,540	(47,341)

					(24,957,058)

Short Positions:
56	Gold 100 OZ	Aug. 2013	7,327,700	6,852,720	474,980
5	LME Copper	Sep. 2013	937,500	843,875	93,625
40	LME Nickel	Jul. 2013	3,484,296	3,277,320	206,976
47	LME Nickel	Sep. 2013	4,785,495	3,864,387	921,108
41	LME Nickel	Dec. 2013	3,708,243	3,386,928	321,315
2	LME Nickel	Mar. 2014	165,144	165,936	(792)
176	LME PRI Aluminum	Jul. 2013	8,216,715	7,643,900	572,815
105	LME PRI Aluminum	Sep. 2013	5,415,465	4,644,281	771,184
186	LME PRI Aluminum	Dec. 2013	9,210,674	8,410,688	799,986
11	LME PRI Aluminum	Mar. 2014	506,376	505,037	1,339
92	LME Zinc	Jul. 2013	4,252,125	4,204,400	47,725
47	LME Zinc	Sep. 2013	2,386,138	2,178,450	207,688
100	LME Zinc	Dec. 2013	4,862,625	4,688,750	173,875
4	LME Zinc	Mar. 2014	187,968	189,450	(1,482)

					4,590,342

					$(20,366,716)

(1)	Cash of $3,441,552 and U.S. Treasury Securities with a market value of $60,779,531 has been segregated to cover requirement for open futures contracts as of June 30, 2013. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of June 30, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/10/13	JPMorgan Chase	AUD	2,115	$2,001,558	$1,932,517	$(69,041)
Expiring 07/10/13	JPMorgan Chase	AUD	292	276,366	266,806	(9,560)
Expiring 07/10/13	Royal Bank of Canada	AUD	1,106	1,056,777	1,010,573	(46,204)
Expiring 08/01/13	Barclays Capital Group	AUD	559	524,895	509,913	(14,982)
Expiring 09/18/13	Barclays Capital Group	AUD	8,035	7,335,830	7,303,484	(32,346)
Expiring 09/18/13	Barclays Capital Group	AUD	3,975	3,629,113	3,613,111	(16,002)
Expiring 09/18/13	Barclays Capital Group	AUD	3,447	3,170,706	3,133,436	(37,270)
Expiring 09/18/13	Hong Kong & Shanghai Bank	AUD	8,030	7,405,251	7,299,422	(105,829)
Expiring 09/18/13	Hong Kong & Shanghai Bank	AUD	4,203	3,875,900	3,820,509	(55,391)
Expiring 09/18/13	Morgan Stanley	AUD	8,557	8,037,588	7,778,500	(259,088)
Expiring 09/18/13	Morgan Stanley	AUD	3,830	3,597,552	3,481,587	(115,965)
Brazilian Real,
Expiring 07/02/13	Barclays Capital Group	BRL	267	131,000	119,566	(11,434)
Expiring 07/02/13	Credit Suisse First Boston Corp.	BRL	1,000	475,000	447,683	(27,317)
Expiring 07/02/13	Morgan Stanley	BRL	1,252	586,012	560,576	(25,436)
Expiring 07/02/13	Morgan Stanley	BRL	489	228,000	218,828	(9,172)
Expiring 07/02/13	UBS AG	BRL	334	164,000	149,722	(14,278)
Expiring 08/02/13	Barclays Capital Group	BRL	768	357,000	341,458	(15,542)
Expiring 08/02/13	Credit Suisse First Boston Corp.	BRL	2,494	1,225,500	1,108,669	(116,831)
Expiring 08/02/13	Credit Suisse First Boston Corp.	BRL	978	481,260	434,695	(46,565)
Expiring 08/02/13	Hong Kong & Shanghai Bank	BRL	1,137	535,000	505,381	(29,619)
Expiring 08/02/13	Hong Kong & Shanghai Bank	BRL	1,106	522,000	491,569	(30,431)
Expiring 08/02/13	UBS AG	BRL	19,618	9,655,616	8,722,661	(932,955)
Expiring 08/02/13	UBS AG	BRL	2,730	1,262,000	1,213,904	(48,096)
Expiring 08/15/13	Citigroup Global Markets	BRL	29,790	14,650,339	13,213,635	(1,436,704)
British Pound,
Expiring 07/02/13	Barclays Capital Group	GBP	2,294	3,532,427	3,488,981	(43,446)
Expiring 07/02/13	Barclays Capital Group	GBP	590	926,459	897,340	(29,119)
Expiring 07/02/13	Citigroup Global Markets	GBP	3,872	6,076,213	5,888,987	(187,226)
Expiring 07/02/13	Citigroup Global Markets	GBP	1,173	1,841,671	1,784,035	(57,636)
Expiring 07/02/13	Deutsche Bank	GBP	1,829	2,843,159	2,781,756	(61,403)
Expiring 07/02/13	Deutsche Bank	GBP	863	1,341,523	1,312,551	(28,972)
Expiring 07/02/13	Deutsche Bank	GBP	237	356,558	360,457	3,899
Expiring 07/02/13	Goldman Sachs & Co.	GBP	32,780	50,618,876	49,855,635	(763,241)
Expiring 07/02/13	JPMorgan Chase	GBP	1,710	2,616,539	2,600,766	(15,773)
Expiring 07/02/13	JPMorgan Chase	GBP	1,685	2,578,286	2,562,744	(15,542)
Expiring 07/02/13	JPMorgan Chase	GBP	408	638,802	620,534	(18,268)
Expiring 07/02/13	Morgan Stanley	GBP	275	424,855	418,252	(6,603)
Expiring 08/02/13	Credit Suisse First Boston Corp.	GBP	226	344,531	343,652	(879)
Expiring 09/12/13	Deutsche Bank	GBP	407	635,563	618,711	(16,852)
Expiring 09/18/13	Barclays Capital Group	GBP	17,720	27,547,235	26,935,814	(611,421)
Expiring 09/18/13	Barclays Capital Group	GBP	10,557	16,412,064	16,047,792	(364,272)
Expiring 09/18/13	Morgan Stanley	GBP	17,720	27,611,061	26,935,814	(675,247)
Expiring 09/18/13	Morgan Stanley	GBP	7,566	11,789,717	11,501,392	(288,325)
Expiring 09/18/13	UBS AG	GBP	1,375	2,124,323	2,090,165	(34,158)
Expiring 09/18/13	UBS AG	GBP	625	957,534	950,075	(7,459)
Canadian Dollar,
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	510	496,354	484,477	(11,877)
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	281	271,557	267,182	(4,375)
Expiring 09/18/13	Barclays Capital Group	CAD	5,152	4,910,936	4,888,934	(22,002)
Expiring 09/23/13	Citigroup Global Markets	CAD	1,395	1,366,823	1,323,575	(43,248)
Expiring 09/23/13	JPMorgan Chase	CAD	410	401,724	389,007	(12,717)
Chilean Peso,
Expiring 09/12/13	UBS AG	CLP	113,523	227,912	220,701	(7,211)
Chinese Yuan,
Expiring 08/05/13	Deutsche Bank	CNY	8,000	1,277,139	1,298,989	21,850

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (continued),
Expiring 08/05/13	UBS AG	CNY	25,466	$4,032,607	$4,134,994	$102,387
Expiring 04/25/14	Barclays Capital Group	CNY	1,972	324,000	316,010	(7,990)
Expiring 04/25/14	Citigroup Global Markets	CNY	4,685	768,000	750,907	(17,093)
Expiring 04/25/14	Citigroup Global Markets	CNY	1,604	264,000	257,066	(6,934)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	2,814	462,000	450,977	(11,023)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	1,308	215,000	209,698	(5,302)
Expiring 04/25/14	JPMorgan Chase	CNY	2,811	462,000	450,607	(11,393)
Expiring 04/25/14	JPMorgan Chase	CNY	1,793	294,000	287,456	(6,544)
Expiring 04/25/14	Royal Bank of Scotland Group PLC	CNY	4,687	768,000	751,214	(16,786)
Expiring 04/25/14	UBS AG	CNY	1,318	216,000	211,193	(4,807)
Expiring 04/25/14	UBS AG	CNY	1,311	216,000	210,154	(5,846)
Expiring 09/08/15	Barclays Capital Group	CNY	1,596	260,000	250,892	(9,108)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,448	571,428	541,846	(29,582)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,530	252,893	240,457	(12,436)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,090	177,000	171,356	(5,644)
Expiring 09/08/15	Morgan Stanley	CNY	738	120,000	115,985	(4,015)
Expiring 09/08/15	Morgan Stanley	CNY	554	90,000	87,059	(2,941)
Euro,
Expiring 07/02/13	Barclays Capital Group	EUR	395	526,843	514,157	(12,686)
Expiring 07/02/13	Citigroup Global Markets	EUR	5,005	6,679,578	6,514,827	(164,751)
Expiring 07/02/13	Deutsche Bank	EUR	12,546	16,442,539	16,330,426	(112,113)
Expiring 07/02/13	Deutsche Bank	EUR	956	1,264,353	1,244,390	(19,963)
Expiring 07/02/13	JPMorgan Chase	EUR	1,458	1,954,551	1,897,825	(56,726)
Expiring 07/02/13	JPMorgan Chase	EUR	600	784,959	780,998	(3,961)
Expiring 07/02/13	Royal Bank of Canada	EUR	29,481	38,579,362	38,374,870	(204,492)
Expiring 07/02/13	Royal Bank of Scotland Group PLC	EUR	29,536	38,875,002	38,445,663	(429,339)
Expiring 08/02/13	Credit Suisse First Boston Corp.	EUR	438	571,360	570,205	(1,155)
Expiring 09/06/13	Royal Bank of Scotland Group PLC	EUR	292	386,933	380,235	(6,698)
Expiring 09/17/13	Citigroup Global Markets	EUR	195	260,151	253,914	(6,237)
Expiring 09/17/13	Citigroup Global Markets	EUR	163	215,893	212,246	(3,647)
Expiring 09/17/13	Deutsche Bank	EUR	238	319,085	309,905	(9,180)
Expiring 09/17/13	Goldman Sachs & Co.	EUR	504	669,866	656,270	(13,596)
Expiring 09/17/13	Goldman Sachs & Co.	EUR	261	348,145	339,855	(8,290)
Expiring 09/18/13	Barclays Capital Group	EUR	33,350	44,338,094	43,426,500	(911,594)
Expiring 09/18/13	Barclays Capital Group	EUR	20,688	27,503,741	26,938,262	(565,479)
Expiring 09/18/13	Barclays Capital Group	EUR	12,322	16,500,213	16,044,939	(455,274)
Expiring 09/18/13	Barclays Capital Group	EUR	5,668	7,589,783	7,380,366	(209,417)
Expiring 09/18/13	Barclays Capital Group	EUR	3,576	4,769,388	4,656,807	(112,581)
Expiring 09/18/13	Barclays Capital Group	EUR	2,454	3,261,566	3,195,489	(66,077)
Expiring 09/18/13	Morgan Stanley	EUR	39,237	52,132,662	51,091,324	(1,041,338)
Expiring 09/18/13	Morgan Stanley	EUR	16,277	21,626,517	21,194,532	(431,985)
Expiring 09/18/13	Morgan Stanley	EUR	5,928	7,790,038	7,718,757	(71,281)
Expiring 09/18/13	UBS AG	EUR	2,000	2,607,190	2,604,260	(2,930)
Expiring 09/18/13	UBS AG	EUR	1,750	2,304,995	2,278,728	(26,267)
Indian Rupee,
Expiring 07/15/13	Barclays Capital Group	INR	8,007	147,000	134,320	(12,680)
Expiring 07/15/13	Citigroup Global Markets	INR	10,072	184,000	168,962	(15,038)
Expiring 07/15/13	Citigroup Global Markets	INR	5,475	101,000	91,847	(9,153)
Expiring 07/15/13	Credit Suisse First Boston Corp.	INR	25,043	446,000	420,098	(25,902)
Expiring 07/15/13	Deutsche Bank	INR	4,078	75,000	68,405	(6,595)
Expiring 07/15/13	Goldman Sachs & Co.	INR	3,850	71,000	64,578	(6,422)
Expiring 07/15/13	Hong Kong & Shanghai Bank	INR	10,231	188,000	171,626	(16,374)
Expiring 07/15/13	Hong Kong & Shanghai Bank	INR	2,710	50,000	45,461	(4,539)
Expiring 07/15/13	JPMorgan Chase	INR	5,686	104,000	95,378	(8,622)
Expiring 10/17/13	Citigroup Global Markets	INR	68,364	1,137,498	1,129,080	(8,418)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Indonesia Rupiah,
Expiring 07/15/13	JPMorgan Chase	IDR	7,185,140	$731,684	$722,664	$(9,020)
Expiring 10/17/13	Citigroup Global Markets	IDR	7,185,140	681,702	712,841	31,139
Japanese Yen,
Expiring 07/18/13	Barclays Capital Group	JPY	47,100	496,327	474,930	(21,397)
Expiring 07/18/13	BNP Paribas	JPY	232,400	2,372,712	2,343,394	(29,318)
Expiring 07/18/13	Citigroup Global Markets	JPY	106,200	1,075,628	1,070,862	(4,766)
Expiring 07/18/13	Citigroup Global Markets	JPY	97,200	978,151	980,111	1,960
Expiring 07/18/13	Citigroup Global Markets	JPY	92,500	933,410	932,719	(691)
Expiring 07/18/13	Credit Suisse First Boston Corp.	JPY	201,800	1,969,889	2,034,840	64,951
Expiring 07/18/13	Deutsche Bank	JPY	194,000	1,986,553	1,956,190	(30,363)
Expiring 07/18/13	Deutsche Bank	JPY	176,700	1,812,271	1,781,746	(30,525)
Expiring 07/18/13	Deutsche Bank	JPY	54,900	582,283	553,581	(28,702)
Expiring 07/18/13	Deutsche Bank	JPY	34,500	351,203	347,879	(3,324)
Expiring 07/18/13	Hong Kong & Shanghai Bank	JPY	126,100	1,269,480	1,271,523	2,043
Expiring 07/18/13	Hong Kong & Shanghai Bank	JPY	45,100	454,139	454,763	624
Expiring 07/18/13	JPMorgan Chase	JPY	229,900	2,298,717	2,318,185	19,468
Expiring 07/18/13	JPMorgan Chase	JPY	118,300	1,182,855	1,192,873	10,018
Expiring 07/18/13	Morgan Stanley	JPY	915,800	9,357,837	9,234,424	(123,413)
Expiring 07/18/13	Royal Bank of Scotland Group PLC	JPY	67,600	693,562	681,641	(11,921)
Expiring 09/18/13	Barclays Capital Group	JPY	748,615	7,727,316	7,551,028	(176,288)
Expiring 09/18/13	Barclays Capital Group	JPY	210,005	2,167,703	2,118,250	(49,453)
Expiring 09/18/13	Morgan Stanley	JPY	551,116	5,697,553	5,558,922	(138,631)
Expiring 09/18/13	Morgan Stanley	JPY	443,088	4,580,739	4,469,282	(111,457)
Mexican Peso,
Expiring 07/11/13	Hong Kong & Shanghai Bank	MXN	69,925	5,370,082	5,390,058	19,976
Expiring 08/22/13	JPMorgan Chase	MXN	11,929	900,344	915,945	15,601
Expiring 09/05/13	Barclays Capital Group	MXN	11,915	907,812	913,735	5,923
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	5,205	404,000	398,738	(5,262)
Expiring 09/18/13	JPMorgan Chase	MXN	56,573	4,581,900	4,333,636	(248,264)
Expiring 09/18/13	JPMorgan Chase	MXN	13,726	1,111,644	1,051,411	(60,233)
New Zealand Dollar,
Expiring 07/02/13	Morgan Stanley	NZD	292	225,897	226,218	321
Expiring 07/03/13	BNP Paribas	NZD	639	500,679	495,009	(5,670)
Expiring 09/18/13	Barclays Capital Group	NZD	3,349	2,584,555	2,579,542	(5,013)
Expiring 09/18/13	Morgan Stanley	NZD	10,072	7,818,297	7,758,754	(59,543)
Expiring 09/18/13	Morgan Stanley	NZD	8,805	6,970,222	6,783,035	(187,187)
Expiring 09/18/13	Morgan Stanley	NZD	6,320	5,002,846	4,868,493	(134,353)
Expiring 09/18/13	Morgan Stanley	NZD	2,831	2,182,000	2,180,675	(1,325)
Norwegian Krone,
Expiring 07/09/13	Royal Bank of Scotland Group PLC	NOK	45	7,751	7,425	(326)
Expiring 09/18/13	Barclays Capital Group	NOK	45,588	7,847,998	7,482,654	(365,344)
Expiring 09/18/13	Barclays Capital Group	NOK	43,890	7,170,875	7,203,981	33,106
Expiring 09/18/13	Barclays Capital Group	NOK	38,046	6,597,939	6,244,762	(353,177)
Expiring 09/18/13	Barclays Capital Group	NOK	17,762	3,080,206	2,915,328	(164,878)
Expiring 09/18/13	Barclays Capital Group	NOK	6,361	1,094,994	1,044,019	(50,975)
Expiring 09/18/13	Morgan Stanley	NOK	11,403	1,870,978	1,871,567	589
Expiring 09/18/13	Morgan Stanley	NOK	1,665	286,542	273,339	(13,203)
Expiring 10/09/13	Royal Bank of Scotland Group PLC	NOK	46	7,810	7,482	(328)
Russian Ruble,
Expiring 10/07/13	Barclays Capital Group	RUB	11,428	359,000	341,612	(17,388)
South African Rand,
Expiring 07/22/13	Morgan Stanley	ZAR	1,913	202,000	192,812	(9,188)
Expiring 07/22/13	Morgan Stanley	ZAR	1,732	184,000	174,585	(9,415)
Expiring 07/22/13	UBS AG	ZAR	2,227	223,000	224,444	1,444
Expiring 07/22/13	UBS AG	ZAR	1,357	135,000	136,827	1,827
Expiring 07/30/13	Barclays Capital Group	ZAR	2,581	273,000	259,876	(13,124)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
South African Rand (continued),
Expiring 07/30/13	Citigroup Global Markets	ZAR	902	$96,000	$90,772	$(5,228)
Expiring 07/30/13	Morgan Stanley	ZAR	1,344	143,000	135,338	(7,662)
Swedish Krona,
Expiring 09/18/13	Barclays Capital Group	SEK	22,313	3,314,871	3,320,979	6,108
Expiring 09/18/13	UBS AG	SEK	18,000	2,726,061	2,679,109	(46,952)
Swiss Franc,
Expiring 09/18/13	Barclays Capital Group	CHF	5,820	6,284,893	6,166,055	(118,838)
Expiring 09/18/13	Barclays Capital Group	CHF	5,318	5,664,380	5,634,181	(30,199)
Expiring 09/18/13	Barclays Capital Group	CHF	3,672	3,978,076	3,889,997	(88,079)
Expiring 09/18/13	UBS AG	CHF	2,250	2,399,253	2,383,836	(15,417)

				$693,562,956	$679,068,776	$(14,494,180)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 07/10/13	Barclays Capital Group	AUD	386	$367,032	$352,695	$14,337
Expiring 07/10/13	Barclays Capital Group	AUD	354	336,605	323,457	13,148
Expiring 07/10/13	Deutsche Bank	AUD	20	18,482	18,274	208
Expiring 07/10/13	Hong Kong & Shanghai Bank	AUD	22	20,348	20,102	246
Expiring 07/10/13	JPMorgan Chase	AUD	718	684,100	656,050	28,050
Expiring 07/10/13	JPMorgan Chase	AUD	453	435,406	413,915	21,491
Expiring 07/10/13	Royal Bank of Canada	AUD	2,415	2,307,520	2,206,632	100,888
Expiring 07/10/13	Westpac Banking Corp.	AUD	15,274	14,944,082	13,956,153	987,929
Expiring 07/10/13	Westpac Banking Corp.	AUD	3,469	3,394,070	3,169,694	224,376
Expiring 07/10/13	Westpac Banking Corp.	AUD	522	510,494	476,962	33,532
Expiring 09/18/13	Barclays Capital Group	AUD	19,378	17,974,951	17,614,161	360,790
Expiring 09/18/13	Barclays Capital Group	AUD	15,577	14,449,399	14,159,373	290,026
Expiring 09/18/13	Barclays Capital Group	AUD	5,430	5,194,103	4,935,335	258,768
Expiring 09/18/13	Barclays Capital Group	AUD	4,783	4,565,557	4,347,446	218,111
Expiring 09/18/13	Barclays Capital Group	AUD	2,779	2,658,018	2,525,597	132,421
Expiring 09/18/13	Morgan Stanley	AUD	24,622	23,052,000	22,381,058	670,942
Expiring 09/18/13	Morgan Stanley	AUD	6,930	6,488,200	6,299,357	188,843
Expiring 09/18/13	UBS AG	AUD	2,000	1,886,268	1,817,973	68,295
Brazilian Real,
Expiring 07/02/13	Credit Suisse First Boston Corp.	BRL	601	295,000	269,278	25,722
Expiring 07/02/13	Credit Suisse First Boston Corp.	BRL	313	150,000	140,235	9,765
Expiring 07/02/13	Credit Suisse First Boston Corp.	BRL	313	150,000	140,101	9,899
Expiring 07/02/13	Hong Kong & Shanghai Bank	BRL	263	125,000	117,811	7,189
Expiring 07/02/13	Hong Kong & Shanghai Bank	BRL	244	114,000	109,409	4,591
Expiring 07/02/13	UBS AG	BRL	737	350,000	329,872	20,128
Expiring 07/02/13	UBS AG	BRL	313	150,000	140,269	9,731
Expiring 07/02/13	UBS AG	BRL	313	150,000	140,067	9,933
Expiring 07/02/13	UBS AG	BRL	244	114,000	109,333	4,667
Expiring 08/02/13	Bank of America	BRL	261	115,000	115,895	(895)
Expiring 08/02/13	Barclays Capital Group	BRL	4,928	2,289,000	2,191,281	97,719
Expiring 08/02/13	Barclays Capital Group	BRL	2,045	948,000	909,047	38,953
Expiring 08/02/13	Barclays Capital Group	BRL	1,835	853,873	815,636	38,237
Expiring 08/02/13	Barclays Capital Group	BRL	927	431,000	412,160	18,840
Expiring 08/02/13	Barclays Capital Group	BRL	39	17,700	17,524	176
Expiring 08/02/13	BNP Paribas	BRL	625	280,558	277,849	2,709
Expiring 08/02/13	BNP Paribas	BRL	45	20,300	20,173	127
Expiring 08/02/13	Citigroup Global Markets	BRL	259	120,437	115,156	5,281
Expiring 08/02/13	Credit Suisse First Boston Corp.	BRL	984	458,000	437,511	20,489
Expiring 08/02/13	Credit Suisse First Boston Corp.	BRL	672	311,000	298,636	12,364
Expiring 08/02/13	Credit Suisse First Boston Corp.	BRL	621	287,000	276,228	10,772
Expiring 08/02/13	Deutsche Bank	BRL	3,309	1,531,000	1,471,154	59,846

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (continued),
Expiring 08/02/13	Deutsche Bank	BRL	2,708	$1,256,000	$1,204,000	$52,000
Expiring 08/02/13	Deutsche Bank	BRL	908	429,000	403,790	25,210
Expiring 08/02/13	Deutsche Bank	BRL	616	286,000	273,676	12,324
Expiring 08/02/13	Deutsche Bank	BRL	361	167,000	160,680	6,320
Expiring 08/02/13	Hong Kong & Shanghai Bank	BRL	407	189,000	180,881	8,119
Expiring 08/02/13	JPMorgan Chase	BRL	24,161	11,216,806	10,742,440	474,366
Expiring 08/02/13	Morgan Stanley	BRL	2,630	1,215,000	1,169,343	45,657
Expiring 08/02/13	Morgan Stanley	BRL	1,526	708,000	678,562	29,438
Expiring 08/02/13	Morgan Stanley	BRL	1,252	582,413	556,669	25,744
Expiring 08/02/13	UBS AG	BRL	153	71,000	68,221	2,779
Expiring 08/15/13	Citigroup Global Markets	BRL	12,368	5,694,547	5,485,952	208,595
British Pound,
Expiring 07/02/13	Barclays Capital Group	GBP	1,338	2,085,802	2,034,986	50,816
Expiring 07/02/13	BNP Paribas	GBP	279	434,151	424,336	9,815
Expiring 07/02/13	Royal Bank of Canada	GBP	46,099	69,596,398	70,112,718	(516,320)
Expiring 08/02/13	Goldman Sachs & Co.	GBP	32,780	50,608,550	49,844,710	763,840
Expiring 08/02/13	Hong Kong & Shanghai Bank	GBP	290	447,209	440,969	6,240
Expiring 09/12/13	BNP Paribas	GBP	1,495	2,322,636	2,272,661	49,975
Expiring 09/18/13	Barclays Capital Group	GBP	3,720	5,715,290	5,654,422	60,868
Canadian Dollar,
Expiring 07/15/13	Royal Bank of Scotland Group PLC	CAD	1,675	1,598,173	1,591,964	6,209
Expiring 07/15/13	Royal Bank of Scotland Group PLC	CAD	597	567,085	566,869	216
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	1,494	1,455,469	1,419,578	35,891
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	284	279,052	269,361	9,691
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	246	242,158	233,638	8,520
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	230	225,608	218,424	7,184
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	121	118,966	115,189	3,777
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	85	83,651	80,537	3,114
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	78	75,485	73,776	1,709
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	72	70,606	68,448	2,158
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	71	69,286	67,658	1,628
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	65	63,749	61,685	2,064
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	57	56,843	54,268	2,575
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	47	46,239	44,663	1,576
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	43	42,458	41,045	1,413
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	42	39,950	39,442	508
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	41	40,933	39,225	1,708
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	39	38,477	37,370	1,107
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	34	32,200	32,003	197

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)			Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (continued),
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	25		$24,713	$24,014	$699
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	19		18,165	18,210	(45)
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	19		17,607	17,529	78
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	10		9,716	9,351	365
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	8		8,111	7,861	250
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	8		7,435	7,407	28
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	6		5,894	5,759	135
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	6		5,443	5,319	124
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	5		4,773	4,662	111
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	4		3,903	3,765	138
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	4		3,748	3,662	86
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	4		3,591	3,510	81
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	4		3,473	3,333	140
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	4		3,413	3,308	105
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	3		2,952	2,882	70
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	3		2,464	2,421	43
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	2		1,841	1,779	62
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	1		1,393	1,337	56
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	1		1,130	1,084	46
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	1		953	923	30
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	1		689	668	21
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	1		479	479	—
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	—	#	154	149	5
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	—	#	139	136	3
Expiring 09/18/13	Barclays Capital Group	CAD	26,788		26,084,173	25,419,457	664,716
Expiring 09/18/13	Barclays Capital Group	CAD	13,444		13,091,178	12,757,569	333,609
Expiring 09/18/13	Barclays Capital Group	CAD	6,050		5,945,109	5,741,142	203,967
Expiring 09/18/13	Morgan Stanley	CAD	26,788		26,220,358	25,419,457	800,901
Expiring 09/18/13	Morgan Stanley	CAD	13,955		13,659,550	13,242,319	417,231
Expiring 09/18/13	Morgan Stanley	CAD	10,967		10,450,915	10,406,473	44,442
Expiring 09/18/13	Morgan Stanley	CAD	4,269		4,068,387	4,051,086	17,301
Expiring 09/18/13	UBS AG	CAD	100		96,385	94,891	1,494
Expiring 09/23/13	Deutsche Bank	CAD	5,765		5,658,296	5,469,827	188,469
Expiring 09/23/13	JPMorgan Chase	CAD	2,769		2,717,749	2,627,225	90,524

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (continued),
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	160	$151,706	$152,188	$(482)
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	136	128,822	128,736	86
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	92	87,078	86,755	323
Expiring 10/04/13	Royal Bank of Scotland Group PLC	CAD	79	75,169	74,845	324
Expiring 12/27/13	Royal Bank of Scotland Group PLC	CAD	18	17,372	17,311	61
Chinese Yuan,
Expiring 08/05/13	UBS AG	CNY	65,214	10,393,420	10,588,958	(195,538)
Expiring 08/05/13	UBS AG	CNY	406	65,600	65,945	(345)
Euro,
Expiring 07/02/13	Citigroup Global Markets	EUR	3,844	5,089,222	5,003,596	85,626
Expiring 07/02/13	Citigroup Global Markets	EUR	673	891,011	876,020	14,991
Expiring 07/02/13	Credit Suisse First Boston Corp.	EUR	19,609	26,136,797	25,524,323	612,474
Expiring 07/02/13	Deutsche Bank	EUR	3,983	5,206,482	5,184,526	21,956
Expiring 07/02/13	Deutsche Bank	EUR	623	823,946	810,937	13,009
Expiring 07/02/13	Hong Kong & Shanghai Bank	EUR	756	986,343	984,058	2,285
Expiring 07/02/13	JPMorgan Chase	EUR	2,269	2,968,453	2,953,475	14,978
Expiring 07/02/13	Morgan Stanley	EUR	28,805	37,207,476	37,494,422	(286,946)
Expiring 07/02/13	Royal Bank of Canada	EUR	19,415	25,714,003	25,271,801	442,202
Expiring 07/02/13	Royal Bank of Scotland Group PLC	EUR	24	30,931	30,986	(55)
Expiring 07/02/13	Royal Bank of Scotland Group PLC	EUR	5	6,870	6,918	(48)
Expiring 08/02/13	Deutsche Bank	EUR	693	907,844	902,174	5,670
Expiring 08/02/13	Royal Bank of Canada	EUR	29,481	38,585,582	38,379,995	205,587
Expiring 08/02/13	Royal Bank of Scotland Group PLC	EUR	41,644	54,754,584	54,212,046	542,538
Expiring 09/06/13	Royal Bank of Scotland Group PLC	EUR	436	572,583	568,090	4,493
Expiring 09/06/13	Royal Bank of Scotland Group PLC	EUR	436	568,836	567,830	1,006
Expiring 09/06/13	Royal Bank of Scotland Group PLC	EUR	191	252,240	249,052	3,188
Expiring 09/06/13	Royal Bank of Scotland Group PLC	EUR	162	212,079	211,440	639
Expiring 09/06/13	Royal Bank of Scotland Group PLC	EUR	110	143,049	142,544	505
Expiring 09/06/13	Royal Bank of Scotland Group PLC	EUR	94	122,591	122,524	67
Expiring 09/06/13	Royal Bank of Scotland Group PLC	EUR	86	111,532	111,326	206
Expiring 09/06/13	Royal Bank of Scotland Group PLC	EUR	70	91,629	91,340	289
Expiring 09/13/13	Barclays Capital Group	EUR	1,087	1,409,797	1,415,125	(5,328)
Expiring 09/17/13	Deutsche Bank	EUR	7,493	9,991,495	9,756,819	234,676
Expiring 09/18/13	Barclays Capital Group	EUR	4,797	6,260,998	6,246,899	14,099
Expiring 09/18/13	Barclays Capital Group	EUR	2,721	3,631,796	3,542,404	89,392
Expiring 09/18/13	Morgan Stanley	EUR	3,868	5,175,795	5,036,689	139,106
Expiring 09/18/13	Morgan Stanley	EUR	2,981	3,988,681	3,881,480	107,201
Expiring 09/18/13	Royal Bank of Scotland Group PLC	EUR	554	727,284	721,362	5,922
Expiring 12/04/13	Royal Bank of Scotland Group PLC	EUR	162	212,683	211,456	1,227

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued),
Expiring 12/04/13	Royal Bank of Scotland Group PLC	EUR	125	$163,171	$163,243	$(72)
Expiring 12/04/13	Royal Bank of Scotland Group PLC	EUR	23	30,433	30,381	52
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	81	105,997	105,938	59
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	73	95,111	95,220	(109)
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	63	83,730	81,778	1,952
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	62	81,700	81,012	688
Expiring 12/13/13	Royal Bank of Scotland Group PLC	EUR	29	39,118	38,162	956
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	3	3,467	3,423	44
Expiring 06/09/14	Royal Bank of Scotland Group PLC	EUR	83	106,002	107,608	(1,606)
Expiring 06/27/14	Royal Bank of Scotland Group PLC	EUR	18	23,062	23,024	38
Expiring 06/27/14	Royal Bank of Scotland Group PLC	EUR	14	18,784	18,753	31
Expiring 04/07/15	Royal Bank of Scotland Group PLC	EUR	3	3,476	3,433	43
Expiring 06/09/15	Royal Bank of Scotland Group PLC	EUR	83	106,332	107,935	(1,603)
Expiring 11/09/15	Royal Bank of Scotland Group PLC	EUR	35	44,624	45,591	(967)
Expiring 04/05/16	Royal Bank of Scotland Group PLC	EUR	3	3,486	3,461	25
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	3	3,501	3,499	2
Indian Rupee,
Expiring 07/15/13	Citigroup Global Markets	INR	68,364	1,155,962	1,146,809	9,153
Expiring 10/17/13	Barclays Capital Group	INR	2,580	43,000	42,611	389
Expiring 10/17/13	Citigroup Global Markets	INR	4,199	70,000	69,355	645
Expiring 10/17/13	Deutsche Bank	INR	8,842	146,000	146,029	(29)
Expiring 10/17/13	Deutsche Bank	INR	6,703	110,000	110,712	(712)
Expiring 10/17/13	Deutsche Bank	INR	2,507	41,000	41,401	(401)
Expiring 10/17/13	JPMorgan Chase	INR	1,342	22,000	22,171	(171)
Indonesia Rupiah,
Expiring 07/15/13	Citigroup Global Markets	IDR	7,185,140	694,216	722,664	(28,448)
Japanese Yen,
Expiring 07/03/13	Westpac Banking Corp.	JPY	8,346	85,000	84,155	845
Expiring 07/18/13	Citigroup Global Markets	JPY	169,400	1,662,121	1,708,137	(46,016)
Expiring 07/18/13	Citigroup Global Markets	JPY	36,400	358,382	367,038	(8,656)
Expiring 07/18/13	Citigroup Global Markets	JPY	23,224	234,352	234,179	173
Expiring 07/18/13	Credit Suisse First Boston Corp.	JPY	188,400	1,998,222	1,899,722	98,500
Expiring 07/18/13	Deutsche Bank	JPY	313,400	3,149,711	3,160,154	(10,443)
Expiring 07/18/13	Deutsche Bank	JPY	197,900	1,929,723	1,995,515	(65,792)
Expiring 07/18/13	Deutsche Bank	JPY	177,300	1,814,600	1,787,797	26,803
Expiring 07/18/13	Deutsche Bank	JPY	20,000	208,808	201,669	7,139
Expiring 07/18/13	Morgan Stanley	JPY	147,500	1,504,882	1,487,309	17,573
Expiring 07/18/13	Royal Bank of Canada	JPY	8,200	83,541	82,685	856
Expiring 07/18/13	Royal Bank of Scotland Group PLC	JPY	1,534,194	15,501,372	15,469,970	31,402
Expiring 07/18/13	Westpac Banking Corp.	JPY	120,900	1,242,412	1,219,089	23,323
Expiring 09/18/13	Barclays Capital Group	JPY	361,778	3,813,758	3,649,131	164,627

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (continued),
Expiring 09/18/13	Morgan Stanley	JPY	1,504,261	$15,467,408	$15,172,983	$294,425
Expiring 09/18/13	Morgan Stanley	JPY	572,427	5,885,919	5,773,880	112,039
Expiring 09/18/13	Morgan Stanley	JPY	334,651	3,512,768	3,375,512	137,256
Expiring 09/18/13	UBS AG	JPY	1,287,500	12,886,720	12,986,585	(99,865)
Expiring 09/18/13	UBS AG	JPY	625,000	6,400,012	6,304,168	95,844
Expiring 09/18/13	UBS AG	JPY	212,500	2,176,882	2,143,417	33,465
Expiring 09/18/13	UBS AG	JPY	100,000	1,057,991	1,008,667	49,324
Mexican Peso,
Expiring 07/11/13	Morgan Stanley	MXN	69,015	5,354,573	5,319,926	34,647
Expiring 08/08/13	Morgan Stanley	MXN	67,678	5,260,446	5,203,349	57,097
Expiring 08/22/13	Goldman Sachs & Co.	MXN	11,795	935,384	905,612	29,772
Expiring 09/05/13	BNP Paribas	MXN	11,769	929,802	902,569	27,233
Expiring 09/18/13	Barclays Capital Group	MXN	11,541	889,974	884,054	5,920
Expiring 09/18/13	Barclays Capital Group	MXN	3,662	284,000	280,534	3,466
Expiring 09/18/13	Barclays Capital Group	MXN	207	16,000	15,850	150
Expiring 09/18/13	Citigroup Global Markets	MXN	32,197	2,482,909	2,466,356	16,553
Expiring 09/18/13	Credit Suisse First Boston Corp.	MXN	12,870	997,381	985,880	11,501
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	14,137	1,095,000	1,082,944	12,056
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	11,667	934,144	893,726	40,418
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	7,377	550,000	565,132	(15,132)
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	2,051	154,000	157,132	(3,132)
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	1,499	113,000	114,819	(1,819)
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	647	50,000	49,594	406
Expiring 09/18/13	Hong Kong & Shanghai Bank	MXN	119	9,000	9,134	(134)
Expiring 09/18/13	JPMorgan Chase	MXN	209	16,000	16,021	(21)
Expiring 09/18/13	JPMorgan Chase	MXN	26	2,000	2,000	—
Expiring 09/18/13	Morgan Stanley	MXN	3,757	290,000	287,793	2,207
Expiring 09/18/13	Morgan Stanley	MXN	227	17,000	17,384	(384)
Expiring 09/18/13	Morgan Stanley	MXN	120	9,000	9,174	(174)
Expiring 09/19/13	BNP Paribas	MXN	27,324	2,116,021	2,092,934	23,087
Expiring 09/19/13	JPMorgan Chase	MXN	7,897	644,540	604,875	39,665
Expiring 09/19/13	Morgan Stanley	MXN	35,137	2,721,276	2,691,377	29,899
Expiring 10/03/13	JPMorgan Chase	MXN	85,408	6,886,929	6,534,151	352,778
Expiring 10/03/13	Morgan Stanley	MXN	102,944	8,211,186	7,875,694	335,492
Expiring 10/17/13	Credit Suisse First Boston Corp.	MXN	135,485	10,888,483	10,352,855	535,628
Expiring 10/17/13	Hong Kong & Shanghai Bank	MXN	45,192	3,664,990	3,453,279	211,711
Expiring 11/14/13	UBS AG	MXN	11,788	942,252	898,567	43,685
New Zealand Dollar,
Expiring 07/05/13	Citigroup Global Markets	NZD	125	97,132	96,819	313
Expiring 08/01/13	Citigroup Global Markets	NZD	349	268,959	269,780	(821)
Expiring 08/01/13	Hong Kong & Shanghai Bank	NZD	14,682	11,560,607	11,349,293	211,314
Expiring 08/01/13	JPMorgan Chase	NZD	372	298,448	287,559	10,889
Expiring 09/18/13	Barclays Capital Group	NZD	24,573	18,979,041	18,930,117	48,924
Expiring 09/18/13	Barclays Capital Group	NZD	18,981	14,659,546	14,621,757	37,789
Expiring 09/18/13	Morgan Stanley	NZD	33,327	26,037,570	25,673,673	363,897
Expiring 09/18/13	Morgan Stanley	NZD	10,251	8,009,033	7,897,100	111,933
Norwegian Krone,
Expiring 07/09/13	Royal Bank of Scotland Group PLC	NOK	90	15,557	14,851	706
Expiring 07/09/13	Royal Bank of Scotland Group PLC	NOK	38	6,500	6,187	313
Expiring 09/16/13	Royal Bank of Scotland Group PLC	NOK	1,038	179,429	170,354	9,075
Expiring 09/18/13	Morgan Stanley	NOK	29,828	5,132,262	4,895,785	236,477
Expiring 09/27/13	Royal Bank of Scotland Group PLC	NOK	46	7,461	7,548	(87)
Expiring 10/09/13	Royal Bank of Scotland Group PLC	NOK	91	15,675	14,964	711

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (continued),
Expiring 10/09/13	Royal Bank of Scotland Group PLC	NOK	38	$6,548	$6,235	$313
Expiring 11/18/13	Royal Bank of Scotland Group PLC	NOK	98	16,657	16,031	626
Expiring 12/11/13	Royal Bank of Scotland Group PLC	NOK	137	22,134	22,421	(287)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	NOK	3,000	512,321	490,884	21,437
Expiring 12/18/13	Royal Bank of Scotland Group PLC	NOK	2,500	429,435	409,070	20,365
Expiring 12/27/13	Royal Bank of Scotland Group PLC	NOK	46	7,357	7,443	(86)
Expiring 03/27/14	Royal Bank of Scotland Group PLC	NOK	45	7,252	7,340	(88)
Expiring 05/19/14	Royal Bank of Scotland Group PLC	NOK	98	16,576	15,937	639
Expiring 06/11/14	Royal Bank of Scotland Group PLC	NOK	136	21,855	22,170	(315)
Expiring 06/27/14	Royal Bank of Scotland Group PLC	NOK	46	7,388	7,482	(94)
Expiring 09/29/14	Royal Bank of Scotland Group PLC	NOK	46	7,359	7,464	(105)
Expiring 09/29/14	Royal Bank of Scotland Group PLC	NOK	46	7,252	7,383	(131)
Expiring 11/18/14	Royal Bank of Scotland Group PLC	NOK	1,718	286,168	278,416	7,752
Expiring 12/11/14	Royal Bank of Scotland Group PLC	NOK	137	21,823	22,191	(368)
Expiring 03/27/15	Royal Bank of Scotland Group PLC	NOK	45	7,147	7,271	(124)
Expiring 06/11/15	Royal Bank of Scotland Group PLC	NOK	2,636	416,811	425,131	(8,320)
Expiring 06/29/15	Royal Bank of Scotland Group PLC	NOK	1,546	244,582	249,488	(4,906)
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	429,859	407,529	22,330
Russian Ruble,
Expiring 10/07/13	Barclays Capital Group	RUB	3,668	110,000	109,654	346
Expiring 10/07/13	Deutsche Bank	RUB	1,636	50,000	48,897	1,103
Expiring 10/07/13	Hong Kong & Shanghai Bank	RUB	5,019	150,000	150,044	(44)
Singapore Dollar,
Expiring 09/18/13	Barclays Capital Group	SGD	20,835	16,527,644	16,440,283	87,361
Expiring 09/18/13	Barclays Capital Group	SGD	6,577	5,217,475	5,189,897	27,578
Expiring 09/18/13	Morgan Stanley	SGD	20,835	16,580,980	16,440,282	140,698
Expiring 09/18/13	Morgan Stanley	SGD	14,732	11,723,841	11,624,359	99,482
Expiring 09/18/13	Morgan Stanley	SGD	8,249	6,529,125	6,508,715	20,410
South African Rand,
Expiring 07/22/13	JPMorgan Chase	ZAR	1,913	202,000	192,812	9,188
Expiring 07/22/13	JPMorgan Chase	ZAR	1,732	184,000	174,585	9,415
Expiring 07/30/13	Bank of America	ZAR	2,161	236,997	217,594	19,403
Expiring 07/30/13	Barclays Capital Group	ZAR	417	41,000	41,947	(947)
Expiring 07/30/13	Barclays Capital Group	ZAR	368	37,000	37,062	(62)
Expiring 07/30/13	Hong Kong & Shanghai Bank	ZAR	1,348	135,000	135,699	(699)
Expiring 07/30/13	Hong Kong & Shanghai Bank	ZAR	230	23,000	23,156	(156)
Expiring 07/30/13	JPMorgan Chase	ZAR	7,860	869,098	791,277	77,821
Expiring 07/30/13	Morgan Stanley	ZAR	604	60,000	60,791	(791)
Expiring 07/30/13	Morgan Stanley	ZAR	372	37,000	37,453	(453)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona,
Expiring 09/18/13	Barclays Capital Group	SEK	119,676	$18,112,865	$17,812,468	$300,397
Expiring 09/18/13	Barclays Capital Group	SEK	74,381	11,257,461	11,070,759	186,702
Expiring 09/18/13	Barclays Capital Group	SEK	45,729	6,969,599	6,806,280	163,319
Expiring 09/18/13	Barclays Capital Group	SEK	24,789	3,778,155	3,689,621	88,534
Expiring 09/18/13	Morgan Stanley	SEK	77,886	11,823,033	11,592,540	230,493
Expiring 09/18/13	Morgan Stanley	SEK	25,932	3,936,498	3,859,755	76,743
Swiss Franc,
Expiring 08/15/13	BNP Paribas	CHF	201	215,217	212,888	2,329
Expiring 09/18/13	Barclays Capital Group	CHF	19,951	21,557,586	21,137,515	420,071
Expiring 09/18/13	Barclays Capital Group	CHF	15,542	16,880,855	16,466,711	414,144
Expiring 09/18/13	Barclays Capital Group	CHF	9,927	10,726,118	10,517,109	209,009
Expiring 09/18/13	Barclays Capital Group	CHF	9,259	10,056,246	9,809,532	246,714
Expiring 09/18/13	Barclays Capital Group	CHF	6,432	6,898,220	6,814,983	83,237
Expiring 09/18/13	Barclays Capital Group	CHF	2,925	3,136,869	3,099,018	37,851
Expiring 09/18/13	Morgan Stanley	CHF	19,951	21,541,176	21,137,514	403,662
Expiring 09/18/13	Morgan Stanley	CHF	10,477	11,312,514	11,100,528	211,986
Expiring 09/18/13	Morgan Stanley	CHF	6,180	6,722,108	6,547,535	174,573

				$1,070,553,221	$1,052,822,033	$17,731,188

#	Notional Amount is less than 500.

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	7,000	01/02/15	8.830%	Brazilian interbank lending rate(1)	$429	$25,554	$(25,125)	Hong Kong & Shanghai Bank
BRL	6,900	01/02/15	8.260%	Brazilian interbank lending rate(1)	(36,289)	7,422	(43,711)	Goldman Sachs & Co.
BRL	2,700	01/02/15	8.490%	Brazilian interbank lending rate(1)	(16,631)	—	(16,631)	Deutsche Bank AG
BRL	2,500	01/02/15	8.270%	Brazilian interbank lending rate(1)	(18,626)	(3,427)	(15,199)	Morgan Stanley
BRL	100	01/02/15	8.150%	Brazilian interbank lending rate(1)	(804)	(202)	(602)	Goldman Sachs & Co.
BRL	1,900	01/02/17	9.530%	Brazilian interbank lending rate(1)	(25,002)	—	(25,002)	Bank of America N.A.
BRL	1,700	01/02/17	8.910%	Brazilian interbank lending rate(1)	(30,909)	(10,858)	(20,051)	Bank of America N.A.
BRL	1,400	01/02/17	8.220%	Brazilian interbank lending rate(1)	(36,103)	(65)	(36,038)	Morgan Stanley
EUR	1,000	09/01/17	1.950%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	37,691	—	37,691	BNP Paribas

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
EUR	100	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$3,416	$100	$3,316	Royal Bank of Scotland Group PLC
EUR	100	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	3,416	30	3,386	Citigroup Global Markets
EUR	600	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	19,981	7,214	12,767	Goldman Sachs & Co.
EUR	600	04/01/21	2.150%	FRC - Excluding Tobacco - Non- Revised Consumer Price Index(1)	19,981	15,721	4,260	Bank of America N.A.
EUR	400	04/01/21	2.150%	FRC - Excluding Tobacco - Non- Revised Consumer Price Index(1)	13,320	1,636	11,684	BNP Paribas
EUR	200	04/01/21	2.150%	FRC - Excluding Tobacco - Non- Revised Consumer Price Index(1)	—	4,351	(4,351)	Deutsche Bank AG
EUR	100	04/01/21	2.150%	FRC - Excluding Tobacco - Non- Revised Consumer Price Index(1)	3,330	1,547	1,783	Citigroup Global Markets
EUR	100	04/01/21	2.150%	FRC - Excluding Tobacco - Non- Revised Consumer Price Index(1)	3,330	152	3,178	Credit Suisse First Boston Corp.
EUR	1,200	07/25/21	1.950%	FRC - Excluding Tobacco - Non- Revised Consumer Price Index(1)	4,022	(1,459)	5,481	Bank of America N.A.
EUR	400	07/25/21	2.100%	FRC - Excluding Tobacco - Non- Revised Consumer Price Index(1)	15,497	(3,491)	18,988	BNP Paribas
EUR	400	07/25/21	2.100%	FRC - Excluding Tobacco - Non- Revised Consumer Price Index(1)	15,497	(3,718)	19,215	Royal Bank of Scotland Group PLC
MXN	3,700	12/08/15	6.590%	28 day Mexican interbank rate(1)	11,409	(2,048)	13,457	Morgan Stanley

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
MXN 17,300	06/11/18	5.000%	28 day Mexican interbank rate(1)	$(39,849)	$(23,308)	$(16,541)	Hong Kong & Shanghai Bank
MXN 2,000	02/22/23	5.750%	28 day Mexican interbank rate(1)	(9,034)	(1,374)	(7,660)	Hong Kong & Shanghai Bank
MXN 1,900	02/22/23	5.750%	28 day Mexican interbank rate(1)	(8,583)	(1,535)	(7,048)	Barclays Capital Group
MXN 100	02/22/23	5.750%	28 day Mexican interbank rate(1)	(452)	(61)	(391)	JPMorgan Chase
800	02/12/17	2.420%	CPI Urban Consumers(2)	(18,310)	79	(18,389)	Goldman Sachs & Co.
4,500	07/15/17	2.250%	CPI Urban Consumers(2)	(98,010)	7,447	(105,457)	Royal Bank of Scotland Group PLC
1,300	07/15/17	2.250%	CPI Urban Consumers(2)	(28,314)	945	(29,259)	BNP Paribas
2,700	07/15/22	2.500%	CPI Urban Consumers(2)	(57,403)	32,604	(90,007)	BNP Paribas
300	07/15/22	2.500%	CPI Urban Consumers(2)	(6,378)	6,307	(12,685)	Deutsche Bank AG
800	05/08/23	2.560%	CPI Urban Consumers(2)	(14,502)	—	(14,502)	Deutsche Bank AG

				$(293,880)	$59,563	$(353,443)

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
CAD 1,200	06/19/23	2.300%	3 month Canadian Banker’s Acceptance(1)	$20,124	$62,126	$42,002
EUR 3,000	03/19/15	0.750%	6 month LIBOR(1)	320	2,613	2,293
GBP 1,700	06/18/15	1.000%	6 month LIBOR(1)	4,476	1,690	(2,786)
JPY 880,000	09/18/23	1.000%	6 month LIBOR(1)	268,914	(27,397)	(296,311)
JPY 2,930,000	06/19/33	1.000%	6 month LIBOR(1)	(11,424)	(1,162,181)	(1,150,757)
JPY 290,000	04/10/43	1.000%	6 month LIBOR(1)	2,957	(254,464)	(257,421)
JPY 210,000	04/12/43	1.000%	6 month LIBOR(1)	—	(93,623)	(93,623)
5,700	06/19/17	0.750%	3 month LIBOR(1)	41,073	94,534	53,461
4,800	03/20/18	1.000%	3 month LIBOR(1)	—	(3,100)	(3,100)
19,800	06/19/23	2.000%	3 month LIBOR(1)	322,505	1,228,028	905,523
2,700	06/19/43	2.000%	3 month LIBOR(1)	162,069	369,856	207,787

				$811,014	$218,082	$(592,932)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
iTraxx Japan 19	06/20/18	1.000%	JPY	710,000	$(30,392)	$26,590	$(56,982)	Bank of America N.A.
iTraxx Japan 19	06/20/18	1.000%	JPY	320,000	(13,698)	16,181	(29,879)	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Credit default swap agreements outstanding at June 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1) (continued)
iTraxx Japan 19	06/20/18	1.000%	JPY	250,000	$(10,702)	$9,032	$(19,734)	Goldman Sachs & Co.
iTraxx Japan 19	06/20/18	1.000%	JPY	30,000	(1,284)	1,166	(2,450)	Barclays Capital Group

					$(56,076)	$52,969	$(109,045)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at June 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(1):
Australian Government	09/20/16	1.000%	1,400	0.317%	$30,681	$13,367	$17,314	Deutsche Bank AG
Japanese Government	06/20/18	1.000%	2,400	0.753%	31,741	42,562	(10,821)	Goldman Sachs & Co.
Japanese Government	06/20/18	1.000%	1,700	0.753%	20,737	32,356	(11,619)	Deutsche Bank AG
Japanese Government	06/20/18	1.000%	1,100	0.753%	14,548	19,190	(4,642)	Morgan Stanley
Japanese Government	06/20/18	1.000%	800	0.753%	10,824	13,345	(2,521)	Bank of America N.A.

					$108,531	$120,820	$(12,289)

The Portfolio entered into credit default swap agreements on credit indices and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Bank of America	06/20/18	700	1.000%	$10,182	$79,249	$(69,067)	Deutsche Bank AG
Embarq Corp.	06/20/16	1,200	1.000%	(4,563)	(9,624)	5,061	Deutsche Bank AG
Host Hotels & Resorts, Inc.	12/20/15	675	1.000%	(5,581)	18,983	(24,564)	Bank of America N.A.

				$38	$88,608	$(88,570)

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation
Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX NA HY19 5Y Index	06/20/18	9,925	5.000%	$(311,874)	$(315,259)	$(3,385)
Dow Jones CDX NA HY19 5Y Index	06/20/18	4,000	5.000%	(125,692)	(127,056)	(1,364)
Dow Jones CDX NA HY19 5Y Index	06/20/18	2,000	5.000%	(62,846)	(63,528)	(682)

				$(500,412)	$(505,843)	$(5,431)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at June 30, 2013:

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston Corp.	20,679	Pay fixed payments on the HTUSDVYY Index and receive variable payments based on the 1 Month LIBOR +55 bps.	—	$—	$—
Credit Suisse First Boston Corp.	16,475	Pay fixed payments on the NDDUEAFE Index and receive variable payments based on the 1 Month LIBOR +49 bps.	—	—	—
Deutsche Bank AG	81	Pay or receive amounts based on market value fluctuation of 3D Systems Corp.	(898,498)	—	(898,498)
Deutsche Bank AG	1,200	Pay or receive amounts based on market value fluctuation of 3D Systems Corp.	1,000,500	—	1,000,500
Deutsche Bank AG	9	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	15,792	—	15,792
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of A.M. Castle & Co.	(20,375)	—	(20,375)
Deutsche Bank AG	27	Pay or receive amounts based on market value fluctuation of Accuray, Inc.	(29,870)	—	(29,870)
Deutsche Bank AG	400	Pay or receive amounts based on market value fluctuation of Accuray, Inc.	64,000	—	64,000
Deutsche Bank AG	44	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	4,771	—	4,771
Deutsche Bank AG	325	Pay or receive amounts based on market value fluctuation of Affymetrix, Inc.	(22,141)	—	(22,141)
Deutsche Bank AG	22	Pay or receive amounts based on market value fluctuation of Alcoa, Inc.	15,236	—	15,236
Deutsche Bank AG	175	Pay or receive amounts based on market value fluctuation of Alcoa, Inc.	(20,345)	—	(20,345)

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	68		Pay or receive amounts based on market value fluctuation of Alliance One International, Inc.	967	$—	$967
Deutsche Bank AG	850		Pay or receive amounts based on market value fluctuation of Alliance One International, Inc.	(10,094)	—	(10,094)
Deutsche Bank AG	72		Pay or receive amounts based on market value fluctuation of American Equity Investment Life Holding Co.	(52,776)	—	(52,776)
Deutsche Bank AG	550		Pay or receive amounts based on market value fluctuation of American Equity Investment Life Holding Co.	11,688	—	11,688
Deutsche Bank AG	340		Pay or receive amounts based on market value fluctuation of American Equity Investment Life Holding Co.	22,525	—	22,525
Deutsche Bank AG	400		Pay or receive amounts based on market value fluctuation of Annaly Capital Management, Inc.	(11,500)	—	(11,500)
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Annaly Capital Management, Inc.	113	—	113
Deutsche Bank AG	1,000		Pay or receive amounts based on market value fluctuation of ArcelorMittal	(8,750)	—	(8,750)
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of ArcelorMittal	687	—	687
Deutsche Bank AG	14		Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	2,010	—	2,010
Deutsche Bank AG	825		Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	3,094	—	3,094
Deutsche Bank AG	300		Pay or receive amounts based on market value fluctuation of Ares Capital Corp.	(2,439)	—	(2,439)
Deutsche Bank AG	14		Pay or receive amounts based on market value fluctuation of AuRico Gold, Inc.	18,984	—	18,984
Deutsche Bank AG	24		Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	(97,373)	—	(97,373)
Deutsche Bank AG	690		Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	116,438	—	116,438
Deutsche Bank AG	460		Pay or receive amounts based on market value fluctuation of AV Homes, Inc.	36,225	—	36,225
Deutsche Bank AG	55		Pay or receive amounts based on market value fluctuation of Avis Budget Group, Inc.	(31,957)	—	(31,957)
Deutsche Bank AG	945		Pay or receive amounts based on market value fluctuation of Avis Budget Group, Inc.	31,894	—	31,894

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	425		Pay or receive amounts based on market value fluctuation of BGC Partners, Inc.	8,234	$—	$8,234
Deutsche Bank AG	16		Pay or receive amounts based on market value fluctuation of BGC Partners, Inc.	(4,074)	—	(4,074)
Deutsche Bank AG	1,689		Pay or receive amounts based on market value fluctuation of BioMed Realty LP	(90,784)	—	(90,784)
Deutsche Bank AG	67		Pay or receive amounts based on market value fluctuation of BioMed Realty LP	80,966	—	80,966
Deutsche Bank AG	4		Pay or receive amounts based on market value fluctuation of Blackrock Kelso Capital Corp.	2,103	—	2,103
Deutsche Bank AG	225		Pay or receive amounts based on market value fluctuation of Blackrock Kelso Capital Corp.	1,688	—	1,688
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Boston Properties, Inc.	(106)	—	(106)
Deutsche Bank AG	101		Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	(4,751)	—	(4,751)
Deutsche Bank AG	275		Pay or receive amounts based on market value fluctuation of Cal Dive International, Inc.	688	—	688
Deutsche Bank AG	21		Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	(5,082)	—	(5,082)
Deutsche Bank AG	250		Pay or receive amounts based on market value fluctuation of CBIZ, Inc.	2,500	—	2,500
Deutsche Bank AG	25		Pay or receive amounts based on market value fluctuation of CEMEX S.A.B. de C.V.	(23,714)	—	(23,714)
Deutsche Bank AG	475		Pay or receive amounts based on market value fluctuation of CEMEX S.A.B. de C.V.	20,622	—	20,622
Deutsche Bank AG	275		Pay or receive amounts based on market value fluctuation of Cenveo, Inc.	(5,328)	—	(5,328)
Deutsche Bank AG	45		Pay or receive amounts based on market value fluctuation of Cenveo, Inc.	1,504	—	1,504
Deutsche Bank AG	20		Pay or receive amounts based on market value fluctuation of Chart Industries, Inc.	(248,328)	—	(248,328)
Deutsche Bank AG	1,550		Pay or receive amounts based on market value fluctuation of Chart Industries, Inc.	217,969	—	217,969
Deutsche Bank AG	62		Pay or receive amounts based on market value fluctuation of Ciena Corp.	(195,727)	—	(195,727)
Deutsche Bank AG	365		Pay or receive amounts based on market value fluctuation of Ciena Corp.	22,356	—	22,356

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1,560	Pay or receive amounts based on market value fluctuation of Ciena Corp.	160,875	$—	$160,875
Deutsche Bank AG	5	Pay or receive amounts based on market value fluctuation of Cliffs Natural Resources, Inc.	(4,255)	—	(4,255)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of Cliffs Natural Resources, Inc.	9,133	—	9,133
Deutsche Bank AG	18	Pay or receive amounts based on market value fluctuation of Cobalt International Energy, Inc.	27,366	—	27,366
Deutsche Bank AG	850	Pay or receive amounts based on market value fluctuation of Cobalt International Energy, Inc.	(48,875)	—	(48,875)
Deutsche Bank AG	72	Pay or receive amounts based on market value fluctuation of Convergys Corp.	(23,609)	—	(23,609)
Deutsche Bank AG	950	Pay or receive amounts based on market value fluctuation of Convergys Corp.	7,125	—	7,125
Deutsche Bank AG	675	Pay or receive amounts based on market value fluctuation of DDR Corp.	(16,875)	—	(16,875)
Deutsche Bank AG	29	Pay or receive amounts based on market value fluctuation of DDR Corp.	25,896	—	25,896
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of DFC Global Corp.	(6,438)	—	(6,438)
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of DFC Global Corp.	4,808	—	4,808
Deutsche Bank AG	1,500	Pay or receive amounts based on market value fluctuation of Digital Angel Corp.	580,313	—	580,313
Deutsche Bank AG	32	Pay or receive amounts based on market value fluctuation of Digital Angel Corp.	(603,580)	—	(603,580)
Deutsche Bank AG	92	Pay or receive amounts based on market value fluctuation of DR Horton, Inc.	272,878	—	272,878
Deutsche Bank AG	1,275	Pay or receive amounts based on market value fluctuation of DR Horton, Inc.	(290,859)	—	(290,859)
Deutsche Bank AG	7	Pay or receive amounts based on market value fluctuation of Electronic Arts, Inc.	(183)	—	(183)
Deutsche Bank AG	500	Pay or receive amounts based on market value fluctuation of Electronic Arts, Inc.	904	—	904
Deutsche Bank AG	12	Pay or receive amounts based on market value fluctuation of Energy XXI (Bermuda) Ltd.	55,551	—	55,551
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Energy XXI (Bermuda) Ltd.	(74,648)	—	(74,648)

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	27	Pay or receive amounts based on market value fluctuation of Equinix, Inc.	842,946	$—	$842,946
Deutsche Bank AG	2,325	Pay or receive amounts based on market value fluctuation of Equinix, Inc.	(854,438)	—	(854,438)
Deutsche Bank AG	88	Pay or receive amounts based on market value fluctuation of Exelixis, Inc.	9,136	—	9,136
Deutsche Bank AG	575	Pay or receive amounts based on market value fluctuation of Exelixis, Inc.	(17,969)	—	(17,969)
Deutsche Bank AG	500	Pay or receive amounts based on market value fluctuation of Exterran Holdings, Inc.	5,625	—	5,625
Deutsche Bank AG	18	Pay or receive amounts based on market value fluctuation of Exterran Holdings, Inc.	(17,564)	—	(17,564)
Deutsche Bank AG	217	Pay or receive amounts based on market value fluctuation of Fifth & Pacific Cos., Inc.	(749,862)	—	(749,862)
Deutsche Bank AG	775	Pay or receive amounts based on market value fluctuation of Fifth & Pacific Cos., Inc.	746,422	—	746,422
Deutsche Bank AG	300	Pay or receive amounts based on market value fluctuation of Genco Shipping & Trading Ltd.	(32,250)	—	(32,250)
Deutsche Bank AG	48	Pay or receive amounts based on market value fluctuation of GenCorp, Inc.	(115,109)	—	(115,109)
Deutsche Bank AG	450	Pay or receive amounts based on market value fluctuation of GenCorp, Inc.	126,000	—	126,000
Deutsche Bank AG	49	Pay or receive amounts based on market value fluctuation of General Cable Corp.	278,840	—	278,840
Deutsche Bank AG	2,075	Pay or receive amounts based on market value fluctuation of General Cable Corp.	(308,656)	—	(308,656)
Deutsche Bank AG	10	Pay or receive amounts based on market value fluctuation of General Motors Co.	49,425	—	49,425
Deutsche Bank AG	10	Pay or receive amounts based on market value fluctuation of General Motors Co.	15,675	—	15,675
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Genesee & Wyoming, Inc.	13,902	—	13,902
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Genesee & Wyoming, Inc.	(15,871)	—	(15,871)
Deutsche Bank AG	1,625	Pay or receive amounts based on market value fluctuation of Gilead Sciences, Inc.	147,258	—	147,258
Deutsche Bank AG	68	Pay or receive amounts based on market value fluctuation of Gilead Sciences, Inc.	(145,290)	—	(145,290)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	23	Pay or receive amounts based on market value fluctuation of Green Plains Renewable Energy, Inc.	(23,455)	$—	$(23,455)
Deutsche Bank AG	525	Pay or receive amounts based on market value fluctuation of Green Plains Renewable Energy, Inc.	19,359	—	19,359
Deutsche Bank AG	375	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.	29,766	—	29,766
Deutsche Bank AG	33	Pay or receive amounts based on market value fluctuation of GT Advanced Technologies, Inc.	(19,473)	—	(19,473)
Deutsche Bank AG	925	Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	9,828	—	9,828
Deutsche Bank AG	17	Pay or receive amounts based on market value fluctuation of Health Care REIT, Inc.	12,572	—	12,572
Deutsche Bank AG	495	Pay or receive amounts based on market value fluctuation of Hertz Global Holdings, Inc.	(1,244,460)	—	(1,244,460)
Deutsche Bank AG	4,100	Pay or receive amounts based on market value fluctuation of Hertz Global Holdings, Inc.	1,212,042	—	1,212,042
Deutsche Bank AG	12	Pay or receive amounts based on market value fluctuation of Hilltop Holdings, Inc.	5,644	—	5,644
Deutsche Bank AG	475	Pay or receive amounts based on market value fluctuation of Hilltop Holdings, Inc.	(9,554)	—	(9,554)
Deutsche Bank AG	12	Pay or receive amounts based on market value fluctuation of Hornbeck Offshore Services, Inc.	(11,696)	—	(11,696)
Deutsche Bank AG	825	Pay or receive amounts based on market value fluctuation of Hornbeck Offshore Services, Inc.	14,694	—	14,694
Deutsche Bank AG	3,956	Pay or receive amounts based on market value fluctuation of Host Hotels & Resorts, Inc.	(158,240)	—	(158,240)
Deutsche Bank AG	221	Pay or receive amounts based on market value fluctuation of Host Hotels & Resorts, Inc.	145,473	—	145,473
Deutsche Bank AG	350	Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	2,844	—	2,844
Deutsche Bank AG	21	Pay or receive amounts based on market value fluctuation of iStar Financial, Inc.	(3,122)	—	(3,122)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of JetBlue Airways Corp.	—	—	—
Deutsche Bank AG	15	Pay or receive amounts based on market value fluctuation of Kaman Corp.	9,471	—	9,471
Deutsche Bank AG	750	Pay or receive amounts based on market value fluctuation of Kaman Corp.	(38,438)	—	(38,438)

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	375	Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	12,188	$—	$12,188
Deutsche Bank AG	33	Pay or receive amounts based on market value fluctuation of KCAP Financial, Inc.	(17,444)	—	(17,444)
Deutsche Bank AG	1,075	Pay or receive amounts based on market value fluctuation of Kilroy Realty Corp.	20,828	—	20,828
Deutsche Bank AG	28	Pay or receive amounts based on market value fluctuation of Kilroy Realty Corp.	(11,768)	—	(11,768)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of L-3 Communications Holdings, Inc.	(12,681)	—	(12,681)
Deutsche Bank AG	800	Pay or receive amounts based on market value fluctuation of L-3 Communications Holdings, Inc.	500	—	500
Deutsche Bank AG	3,475	Pay or receive amounts based on market value fluctuation of Lennar Corp.	(792,734)	—	(792,734)
Deutsche Bank AG	1,775	Pay or receive amounts based on market value fluctuation of Lennar Corp.	(371,641)	—	(371,641)
Deutsche Bank AG	204	Pay or receive amounts based on market value fluctuation of Lennar Corp. (Class A Shares)	1,042,498	—	1,042,498
Deutsche Bank AG	2,425	Pay or receive amounts based on market value fluctuation of Level 3 Communications, Inc.	84,875	—	84,875
Deutsche Bank AG	661	Pay or receive amounts based on market value fluctuation of Level 3 Communications, Inc.	(12,202)	—	(12,202)
Deutsche Bank AG	63	Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	11,507	—	11,507
Deutsche Bank AG	500	Pay or receive amounts based on market value fluctuation of Lexington Realty Trust	(33,750)	—	(33,750)
Deutsche Bank AG	10	Pay or receive amounts based on market value fluctuation of Liberty Global PLC (Class A Shares)	20,431	—	20,431
Deutsche Bank AG	8	Pay or receive amounts based on market value fluctuation of Liberty Global PLC (Class C Shares)	29,424	—	29,424
Deutsche Bank AG	380	Pay or receive amounts based on market value fluctuation of MannKind Corp.	92,388	—	92,388
Deutsche Bank AG	300	Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	(9,188)	—	(9,188)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of Meritage Homes Corp.	10,943	—	10,943
Deutsche Bank AG	375	Pay or receive amounts based on market value fluctuation of MF Global Holdings Ltd.	(91,875)	—	(91,875)

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1,000		Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	16,875	$—	$16,875
Deutsche Bank AG	42		Pay or receive amounts based on market value fluctuation of MGIC Investment Corp.	(44,499)	—	(44,499)
Deutsche Bank AG	27		Pay or receive amounts based on market value fluctuation of MGM Resorts International	(10,623)	—	(10,623)
Deutsche Bank AG	1,100		Pay or receive amounts based on market value fluctuation of MGM Resorts International	30,828	—	30,828
Deutsche Bank AG	275		Pay or receive amounts based on market value fluctuation of MI Homes, Inc.	(8,594)	—	(8,594)
Deutsche Bank AG	9		Pay or receive amounts based on market value fluctuation of MI Homes, Inc.	13,234	—	13,234
Deutsche Bank AG	104		Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	(48,071)	—	(48,071)
Deutsche Bank AG	2,925		Pay or receive amounts based on market value fluctuation of Microchip Technology, Inc.	74,953	—	74,953
Deutsche Bank AG	116		Pay or receive amounts based on market value fluctuation of Micron Technology, Inc.	(218,752)	—	(218,752)
Deutsche Bank AG	1,925		Pay or receive amounts based on market value fluctuation of Micron Technology, Inc.	103,140	—	103,140
Deutsche Bank AG	550		Pay or receive amounts based on market value fluctuation of Micron Technology, Inc.	102,811	—	102,811
Deutsche Bank AG	775		Pay or receive amounts based on market value fluctuation of National Financial Partners Corp.	145,797	—	145,797
Deutsche Bank AG	—	(r)	Pay or receive amounts based on market value fluctuation of Navistar International Corp.	1,739	—	1,739
Deutsche Bank AG	50		Pay or receive amounts based on market value fluctuation of Navistar International Corp.	(2,719)	—	(2,719)
Deutsche Bank AG	32		Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	53,743	—	53,743
Deutsche Bank AG	14		Pay or receive amounts based on market value fluctuation of Nextera Energy, Inc.	(50,734)	—	(50,734)
Deutsche Bank AG	400		Pay or receive amounts based on market value fluctuation of Northgate Minerals Corp.	(36,750)	—	(36,750)
Deutsche Bank AG	41		Pay or receive amounts based on market value fluctuation of NorthStar Realty Finance Corp.	12,450	—	12,450
Deutsche Bank AG	300		Pay or receive amounts based on market value fluctuation of NorthStar Realty Finance Corp.	(12,750)	—	(12,750)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	250	Pay or receive amounts based on market value fluctuation of Omnicare, Inc.	57,500	$—	$57,500
Deutsche Bank AG	9	Pay or receive amounts based on market value fluctuation of Omnicare, Inc.	(58,100)	—	(58,100)
Deutsche Bank AG	1,000	Pay or receive amounts based on market value fluctuation of Outerwall, Inc.	13,125	—	13,125
Deutsche Bank AG	72	Pay or receive amounts based on market value fluctuation of Outerwall, Inc.	(14,749)	—	(14,749)
Deutsche Bank AG	475	Pay or receive amounts based on market value fluctuation of PDL BioPharma, Inc.	28,500	—	28,500
Deutsche Bank AG	425	Pay or receive amounts based on market value fluctuation of PDL BioPharma, Inc.	(26,851)	—	(26,851)
Deutsche Bank AG	153	Pay or receive amounts based on market value fluctuation of PHH Corp.	126,752	—	126,752
Deutsche Bank AG	2,175	Pay or receive amounts based on market value fluctuation of PHH Corp.	(183,034)	—	(183,034)
Deutsche Bank AG	500	Pay or receive amounts based on market value fluctuation of Powerwave Technologies, Inc.	(935)	—	(935)
Deutsche Bank AG	71	Pay or receive amounts based on market value fluctuation of PPL Corp.	22,570	—	22,570
Deutsche Bank AG	41	Pay or receive amounts based on market value fluctuation of PPL Corp.	(110,094)	—	(110,094)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of priceline.com, Inc.	(380,154)	—	(380,154)
Deutsche Bank AG	850	Pay or receive amounts based on market value fluctuation of priceline.com, Inc.	384,625	—	384,625
Deutsche Bank AG	74	Pay or receive amounts based on market value fluctuation of Quantum Corp.	(4,553)	—	(4,553)
Deutsche Bank AG	150	Pay or receive amounts based on market value fluctuation of Quantum Corp.	12,188	—	12,188
Deutsche Bank AG	1,425	Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	28,223	—	28,223
Deutsche Bank AG	169	Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	(16,768)	—	(16,768)
Deutsche Bank AG	900	Pay or receive amounts based on market value fluctuation of Radian Group, Inc.	(42,113)	—	(42,113)
Deutsche Bank AG	21	Pay or receive amounts based on market value fluctuation of Regeneron Pharmaceuticals, Inc.	(958,739)	—	(958,739)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1,850	Pay or receive amounts based on market value fluctuation of Regeneron Pharmaceuticals, Inc.	968,938	$—	$968,938
Deutsche Bank AG	1,000	Pay or receive amounts based on market value fluctuation of Regis Corp.	(123,125)	—	(123,125)
Deutsche Bank AG	44	Pay or receive amounts based on market value fluctuation of Regis Corp.	72,004	—	72,004
Deutsche Bank AG	10	Pay or receive amounts based on market value fluctuation of RTI International Metals, Inc.	40,442	—	40,442
Deutsche Bank AG	69	Pay or receive amounts based on market value fluctuation of Ryman Hospitality Properties, Inc.	425,332	—	425,332
Deutsche Bank AG	1,550	Pay or receive amounts based on market value fluctuation of Ryman Hospitality Properties, Inc.	(438,844)	—	(438,844)
Deutsche Bank AG	36	Pay or receive amounts based on market value fluctuation of Saks, Inc.	(77,664)	—	(77,664)
Deutsche Bank AG	200	Pay or receive amounts based on market value fluctuation of Saks, Inc.	80,125	—	80,125
Deutsche Bank AG	149	Pay or receive amounts based on market value fluctuation of Salesforce.com, Inc.	928,053	—	928,053
Deutsche Bank AG	3,300	Pay or receive amounts based on market value fluctuation of Salesforce.com, Inc.	(983,813)	—	(983,813)
Deutsche Bank AG	675	Pay or receive amounts based on market value fluctuation of Salesforce.com, Inc.	(34,594)	—	(34,594)
Deutsche Bank AG	41	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	(123,361)	—	(123,361)
Deutsche Bank AG	20	Pay or receive amounts based on market value fluctuation of Sanchez Energy Corp.	97,140	—	97,140
Deutsche Bank AG	230	Pay or receive amounts based on market value fluctuation of Sequenom, Inc.	(11,570)	—	(11,570)
Deutsche Bank AG	1,350	Pay or receive amounts based on market value fluctuation of Sequenom, Inc.	54,844	—	54,844
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of Shengdatech, Inc.	(500)	—	(500)
Deutsche Bank AG	1,486	Pay or receive amounts based on market value fluctuation of Sirius XM Radio, Inc.	(369,251)	—	(369,251)
Deutsche Bank AG	2,850	Pay or receive amounts based on market value fluctuation of Sirius XM Radio, Inc.	359,813	—	359,813
Deutsche Bank AG	16	Pay or receive amounts based on market value fluctuation of SL Green Realty Corp.	(21,835)	—	(21,835)

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1,875	Pay or receive amounts based on market value fluctuation of SL Green Realty Corp.	28,125	$—	$28,125
Deutsche Bank AG	1,175	Pay or receive amounts based on market value fluctuation of Smithfield Foods, Inc.	166,733	—	166,733
Deutsche Bank AG	11	Pay or receive amounts based on market value fluctuation of Smithfield Foods, Inc.	(80,284)	—	(80,284)
Deutsche Bank AG	225	Pay or receive amounts based on market value fluctuation of Standard Pacific Corp.	(1,547)	—	(1,547)
Deutsche Bank AG	21	Pay or receive amounts based on market value fluctuation of Standard Pacific Corp.	7,345	—	7,345
Deutsche Bank AG	1,000	Pay or receive amounts based on market value fluctuation of Sterlite Industries (India) Ltd.	(12,500)	—	(12,500)
Deutsche Bank AG	625	Pay or receive amounts based on market value fluctuation of Stewart Information Services Corp.	33,594	—	33,594
Deutsche Bank AG	47	Pay or receive amounts based on market value fluctuation of Stewart Information Services Corp.	(31,500)	—	(31,500)
Deutsche Bank AG	125	Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	(21,484)	—	(21,484)
Deutsche Bank AG	8	Pay or receive amounts based on market value fluctuation of Stillwater Mining Co.	15,300	—	15,300
Deutsche Bank AG	9	Pay or receive amounts based on market value fluctuation of SunPower Corp.	(2,717)	—	(2,717)
Deutsche Bank AG	350	Pay or receive amounts based on market value fluctuation of SunPower Corp.	(6,972)	—	(6,972)
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of SunPower Corp.	(576)	—	(576)
Deutsche Bank AG	7	Pay or receive amounts based on market value fluctuation of Swift Mandatory Common Exchange Security Trust	4,976	—	4,976
Deutsche Bank AG	5	Pay or receive amounts based on market value fluctuation of Swift Transportation Co.	(5,106)	—	(5,106)
Deutsche Bank AG	1,575	Pay or receive amounts based on market value fluctuation of SYNNEX Corp.	323,996	—	323,996
Deutsche Bank AG	29	Pay or receive amounts based on market value fluctuation of SYNNEX Corp.	(195,376)	—	(195,376)
Deutsche Bank AG	275	Pay or receive amounts based on market value fluctuation of Take-Two Interactive Software, Inc.	(37,469)	—	(37,469)
Deutsche Bank AG	22	Pay or receive amounts based on market value fluctuation of Take-Two Interactive Software, Inc.	27,746	—	27,746

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	237	Pay or receive amounts based on market value fluctuation of Terex Corp.	1,817,033	$—	$1,817,033
Deutsche Bank AG	4,325	Pay or receive amounts based on market value fluctuation of Terex Corp.	(1,997,609)	—	(1,997,609)
Deutsche Bank AG	100	Pay or receive amounts based on market value fluctuation of The Medicines Co.	(8,938)	—	(8,938)
Deutsche Bank AG	3	Pay or receive amounts based on market value fluctuation of The Medicines Co.	7,943	—	7,943
Deutsche Bank AG	7	Pay or receive amounts based on market value fluctuation of Theravance, Inc.	(92,781)	—	(92,781)
Deutsche Bank AG	200	Pay or receive amounts based on market value fluctuation of Theravance, Inc.	88,125	—	88,125
Deutsche Bank AG	67	Pay or receive amounts based on market value fluctuation of Thompson Creek Metals, Inc.	(6,930)	—	(6,930)
Deutsche Bank AG	12	Pay or receive amounts based on market value fluctuation of TICC Capital Corp.	1,733	—	1,733
Deutsche Bank AG	450	Pay or receive amounts based on market value fluctuation of TICC Capital Corp.	5,344	—	5,344
Deutsche Bank AG	2,400	Pay or receive amounts based on market value fluctuation of Titan International, Inc.	(924,000)	—	(924,000)
Deutsche Bank AG	217	Pay or receive amounts based on market value fluctuation of Titan International, Inc.	920,393	—	920,393
Deutsche Bank AG	175	Pay or receive amounts based on market value fluctuation of Titan Machinery, Inc.	(13,234)	—	(13,234)
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Titan Machinery, Inc.	10,742	—	10,742
Deutsche Bank AG	700	Pay or receive amounts based on market value fluctuation of TRW Automotive Corp.	229,688	—	229,688
Deutsche Bank AG	22	Pay or receive amounts based on market value fluctuation of TRW Automotive Corp.	(248,145)	—	(248,145)
Deutsche Bank AG	83	Pay or receive amounts based on market value fluctuation of Tui Travel PLC	(4,775)	—	(4,775)
Deutsche Bank AG	62	Pay or receive amounts based on market value fluctuation of United Rentals, Inc.	315,552	—	315,552
Deutsche Bank AG	700	Pay or receive amounts based on market value fluctuation of United Rentals, Inc.	(332,938)	—	(332,938)
Deutsche Bank AG	525	Pay or receive amounts based on market value fluctuation of United States Steel Corp.	(12,141)	—	(12,141)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1	Pay or receive amounts based on market value fluctuation of United States Steel Corp.	1,337	$—	$1,337
Deutsche Bank AG	750	Pay or receive amounts based on market value fluctuation of Vantage Drilling Co.	52,500	—	52,500
Deutsche Bank AG	221	Pay or receive amounts based on market value fluctuation of Vantage Drilling Co.	(62,607)	—	(62,607)
Deutsche Bank AG	43	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	(4,329)	—	(4,329)
Deutsche Bank AG	1,000	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	5,625	—	5,625
Deutsche Bank AG	775	Pay or receive amounts based on market value fluctuation of Vector Group Ltd.	(105)	—	(105)
Deutsche Bank AG	2,350	Pay or receive amounts based on market value fluctuation of VeriSign, Inc.	(188,000)	—	(188,000)
Deutsche Bank AG	61	Pay or receive amounts based on market value fluctuation of VeriSign, Inc.	157,182	—	157,182
Deutsche Bank AG	800	Pay or receive amounts based on market value fluctuation of Virgin Media, Inc.	18,500	—	18,500
Deutsche Bank AG	21	Pay or receive amounts based on market value fluctuation of ViroPharma, Inc.	(70,613)	—	(70,613)
Deutsche Bank AG	450	Pay or receive amounts based on market value fluctuation of ViroPharma, Inc.	60,469	—	60,469
Deutsche Bank AG	76	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	(25,401)	—	(25,401)
Deutsche Bank AG	1,125	Pay or receive amounts based on market value fluctuation of Vishay Intertechnology, Inc.	(3,496)	—	(3,496)
Deutsche Bank AG	425	Pay or receive amounts based on market value fluctuation of Western Refining, Inc.	(314,500)	—	(314,500)
Deutsche Bank AG	44	Pay or receive amounts based on market value fluctuation of Western Refining, Inc.	319,961	—	319,961
Deutsche Bank AG	2	Pay or receive amounts based on market value fluctuation of Wintrust Finacial Corp.	(26,022)	—	(26,022)
Deutsche Bank AG	1,650	Pay or receive amounts based on market value fluctuation of Xilinx, Inc.	56,719	—	56,719
Deutsche Bank AG	46	Pay or receive amounts based on market value fluctuation of Xilinx, Inc.	(54,839)	—	(54,839)
Deutsche Bank AG	21	Pay or receive amounts based on market value fluctuation of ZaZa Energy Corp.	12,934	—	12,934

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Total return swap agreements outstanding at June 30, 2013 (continued):

Counterparty(1)(2)	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	450	Pay or receive amounts based on market value fluctuation of ZaZa Energy Corp.	(52,594)	$—	$(52,594)

			$(409,485)	$—	$(409,485)

(r)	Less than $500 par.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(1)	Credit Suisse First Boston Corp. total return swaps have a termination date of 9/30/13.

2)	Deutsche Bank AG positions have a termination date of 3/26/14. On the Deutsche Bank AG positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,218,525,917	$—	$—
Common Stocks	619,542,380	115,866,668	1,160,716
Exchange Traded Funds	228,389,726	—	—
Preferred Stocks	4,735,589	—	1,951,089
Rights	—	3	—
Unaffiliated Mutual Funds	130,548,052	—	—
Warrants	2,168,296	21,657	162,111
Asset-Backed Securities	—	16,115,911	—
Bank Loans	—	7,387,747	—
Commercial Mortgage-Backed Securities	—	12,839,580	—
Convertible Bonds	—	11,490,613	240,818
Corporate Bonds	—	233,936,665	1,980,525
Foreign Government Bonds	—	319,768,942	—
Municipal Bond	—	728,826	—
Residential Mortgage-Backed Securities	—	31,678,040	5,492,613
U.S. Government Agency Obligations	—	16,701,886	—
U.S. Treasury Obligations	—	504,722,101	—
Repurchase Agreements	—	128,900,000	—
Foreign Treasury Obligations	—	41,849,241	—
Certificates of Deposit	—	3,606,840	—
Commercial Paper	—	4,498,765	—
Options Purchased	140,340	9,315,213	—
Options Written	(4,129,843)	(1,107,304)	(171,081)
Short Sales – Common Stocks	(291,140,877)	(2,208,732)	(70)
Short Sales – Exchange Traded Funds	(2,904,190)	—	—
Short Sales – U.S. Government Agency Obligation	—	(2,172,188)	—
Other Financial Instruments*
Financial Futures Contracts	(1,398,084)	—	—
Commodity Futures Contracts	(20,366,716)	—	—
Foreign Forward Currency Contracts	—	3,237,008	—
Interest Rate Swaps	(592,932)	(353,443)	—
Credit Default Swaps	(5,431)	(209,904)	—
Total Return Swaps	—	(409,485)	—

Total	$5,883,512,227	$1,456,204,650	$10,816,721

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Mutual Funds	57.2%
Affiliated Money Market Mutual Fund (0.6% represents investments purchased with collateral from securities on loan)	12.9
U.S. Treasury Obligations	6.8
Foreign Government Bonds	4.3
Exchange Traded Funds	3.1
Oil, Gas & Consumable Fuels	2.4
Unaffiliated Mutual Funds	1.7
Repurchase Agreements	1.7
Media	0.8
Transportation Infrastructure	0.6
Metals & Mining	0.6
Foreign Treasury Obligations	0.6
Electric Utilities	0.6
Residential Mortgage-Backed Securities	0.5
Road & Rail	0.5
Multi-Utilities	0.5
Commercial Banks	0.4
Financial - Bank & Trust	0.4
Diversified Financial Services	0.4
Independent Power Producers & Energy Traders	0.4
Real Estate Investment Trusts	0.4
Pharmaceuticals	0.3
Telecommunications	0.3
Gas Utilities	0.3
Asset-Backed Securities	0.2
Building Materials	0.2
Construction & Engineering	0.2
Household Durables	0.2
Wireless Telecommunication Services	0.2
Machinery	0.2
Semiconductors & Semiconductor Equipment	0.2
Commercial Mortgage-Backed Securities	0.2
Software	0.2
Chemicals	0.2
Diversified Telecommunication Services	0.2
U.S. Government Agency Obligations	0.2
Holding Companies - Diversified	0.1
Internet Software & Services	0.1
Biotechnology	0.1
Hotels, Restaurants & Leisure	0.1
Insurance	0.1
Specialty Retail	0.1
Healthcare Providers & Services	0.1
Thrifts & Mortgage Finance	0.1
Air Freight & Logistics	0.1
Healthcare Equipment & Supplies	0.1
Food Products	0.1
Options Purchased	0.1
Industrial Conglomerates	0.1
Aerospace & Defense	0.1
Energy Equipment & Services	0.1
Marine	0.1
Textiles, Apparel & Luxury Goods	0.1
Electronic Equipment, Instruments & Components	0.1
Food & Staples Retailing	0.1
Water Utilities	0.1
IT Services	0.1
Computers & Peripherals	0.1

Communications Equipment	0.1%
Commercial Paper	0.1
Automobiles	0.1
Paper & Forest Products	0.1
Beverages	0.1
Transportation	0.1
Certificates of Deposit	0.1
Life Sciences Tools & Services	0.1
Utilities	0.1
Road & Rail	(0.1)
Electric Utilities	(0.1)
Communications Equipment	(0.1)
Manufacturing	(0.1)
Electronic Equipment, Instruments & Components	(0.1)
Commercial Services & Supplies	(0.1)
Internet Software & Services	(0.1)
Household Durables	(0.1)
Food Products	(0.1)
IT Services	(0.1)
Metals & Mining	(0.1)
Healthcare Providers & Services	(0.1)
Energy Equipment & Services	(0.1)
Biotechnology	(0.1)
Multi-Utilities	(0.1)
Aerospace & Defense	(0.1)
Hotels, Restaurants & Leisure	(0.1)
Diversified Financial Services	(0.1)
Specialty Retail	(0.1)
Healthcare Equipment & Supplies	(0.1)
Pharmaceuticals	(0.1)
Machinery	(0.1)
Chemicals	(0.1)
Software	(0.2)
Insurance	(0.2)
Real Estate Investment Trusts	(0.2)
Oil, Gas & Consumable Fuels	(0.2)
Semiconductors & Semiconductor Equipment	(0.2)
Commercial Banks	(0.3)
Media	(0.4)

99.2
Options Written	(0.1)
Other assets in excess of liabilities	0.9

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker-variation margin	$4,692,526	*	Due to broker-variation margin	$7,973,776	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	135,206		Unrealized depreciation on over-the-counter swap agreements	488,649
Interest rate contracts	Premiums paid for swap agreements	111,109		Premiums received for swap agreements	51,546
Interest rate contracts	Unaffiliated investments	432,353		Written options outstanding, at value	1,238,135
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	19,384,994		Unrealized depreciation on foreign currency forward contracts	16,147,986
Foreign exchange contracts	—	—		Written options outstanding, at value	68,532
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	22,375		Unrealized depreciation on over-the-counter swap agreements	232,279
Credit contracts	Premiums paid for swap agreements	272,021		Premiums received for swap agreements	9,624
Credit contracts	—	—		Due from broker-variation margin	5,431	*
Equity contracts	Unrealized appreciation on over-the-counter swap agreements	16,816,246		Unrealized depreciation on over-the-counter swap agreements	17,225,731
Equity contracts	Unaffiliated investments	11,375,267		Written options outstanding, at value	4,101,561
Equity contracts	Due to broker-variation margin	3,422,598	*	Due to broker-variation margin	2,132,364	*
Commodity contracts	Due to broker-variation margin	5,091,489	*	Due to broker-variation margin	25,458,205	*

Total		$61,756,184			$75,133,819

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$—	$804,113	$1,094,719	$1,444,204	$—	$3,343,036
Foreign exchange contracts	—	(31,048)	—	(122,328)	609,394	19,634,054	20,090,072
Credit contracts	—	—	—	—	(1,059,234)	—	(1,059,234)
Equity contracts	15,510	(9,023,317)	14,074,235	7,436,303	1,144,145	—	13,646,876
Commodity contracts	—	—	(23,236,484)	—	—	—	(23,236,484)

Total	$15,510	$(9,054,365)	$(8,358,136)	$8,408,694	$2,138,509	$19,634,054	$12,784,266

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$—	$172,301	$(3,034,308)	$(490,915)	$(3,307,577)	$—	$(6,660,499)
Foreign exchange contracts	—	—	—	—	(34,926)	—	4,228,111	4,193,185
Credit contracts	—	—	—	—	—	(236,997)	—	(236,997)
Equity contracts	—	566,165	267,455	4,302,537	448,697	(725,457)	—	4,859,397
Commodity contracts	—	—	—	(16,231,994)	—	—	—	(16,231,994)

Total	$—	$566,165	$439,756	$(14,963,765)	$(77,144)	$(4,270,031)	$4,228,111	$(14,076,908)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)
$5,290,713	$4,296,952	$1,801,667,592	$391,754,893	$488,424,954	$842,373,289

Interest Rate Swap Agreements(6)	Credit Default Swap Agreements - Buy Protection(6)	Credit Default Swap Agreements - Sell Protection(6)	Total Return Swap Agreements(6)	Currency Swap Agreements(6)
$157,294,795	$22,200,000	$9,722,830	$91,529,395	$1,866,667

(1)	Cost.

(2)	Premiums Received.

(3)	Value at Trade Date.

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$41,568,561	$—	$—	$41,568,561
Repurchase agreements	128,900,000	—	—	128,900,000
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	45,814,374	(9,296,461)	—	36,517,913

				206,986,474

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Securities sold short	(298,426,057)	2,172,188	—	(296,253,869)
Exchange-traded and cleared derivatives	(4,470,636)	—	—	(4,470,636)
Over-the-counter derivatives	(39,502,873)	5,408,228	—	(34,094,645)

				(334,819,150)

Collateral Amount Pledged/(Received):
Securities on loan				(41,568,561)
Repurchase agreements				(128,900,000)
Securities sold short				296,253,869
Exchange-traded and cleared derivatives				4,470,636
Over-the-counter derivatives				—

Net Amount				$2,423,268

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $41,568,561:
Affiliated investments (cost $4,829,875,179)	$5,218,525,917
Unaffiliated investments (cost $2,397,869,578)	2,455,940,953
Cash	8,076
Foreign currency, at value (cost $4,313,885)	4,258,935
Deposit with broker	292,867,111
Receivable for investments sold	148,682,573
Unrealized appreciation on foreign currency forward contracts	19,384,994
Unrealized appreciation on over-the-counter swap agreements	16,973,827
Dividends and interest receivable	13,874,050
Receivable for fund share sold	1,983,769
Tax reclaim receivable	694,226
Premiums paid for swap agreements	383,130
Prepaid expenses	1,460

Total Assets	8,173,579,021

LIABILITIES:
Payable for investments purchased	341,783,199
Securities sold short, at value (proceeds received $266,914,969)	298,426,057
Payable to broker for collateral for securities on loan	42,627,631
Unrealized depreciation on over-the-counter swap agreements	17,946,659
Unrealized depreciation on foreign currency forward contracts	16,147,986
Written options outstanding, at value (premiums received $5,624,688)	5,408,228
Due to broker	4,617,000
Due to broker-variation margin	4,470,636
Advisory fees payable	2,150,799
Accrued expenses and other liabilities	659,114
Dividends payable on securities sold short	326,567
Interest payable on securities sold short	112,571
Premiums received for swap agreements	61,170
Distribution fee payable	33,953
Payable for fund share repurchased	30,243
Foreign withholding taxes payable	1,799
Affiliated transfer agent fee payable	417

Total Liabilities	734,804,029

NET ASSETS	$7,438,774,992

Net assets were comprised of:
Paid-in capital	$6,914,643,251
Retained earnings	524,131,741

Net assets, June 30, 2013	$7,438,774,992

Net asset value and redemption price per share, $7,438,774,992 / 639,458,926 outstanding shares of beneficial interest	$11.63

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$16,774,899
Unaffiliated dividend income (net of $382,749 foreign withholding tax)	16,767,813
Affiliated dividend income	826,458
Affiliated income from securities lending, net	219,239

34,588,409

EXPENSES
Advisory fees	28,275,317
Dividends on securities sold short	2,788,467
Distribution fee	1,180,064
Broker fees and expenses on short sales	1,173,824
Custodian and accounting fees	783,000
Shareholder servicing fees and expenses	501,696
Trustees’ fees	40,000
Audit fee	33,000
Interest expense	17,343
Legal fees and expenses	14,000
Insurance expenses	9,000
Commitment fee on syndicated credit agreement	6,000
Loan interest expense (Note 7)	5,388
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Miscellaneous	14,715

Total expenses	34,849,814
Less: advisory fee waivers and/or expense reimbursement	(20,669)
Less: shareholder servicing fee waiver	(172,802)

Net expenses	34,656,343

NET INVESTMENT LOSS	(67,934)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated $86,578,178)	176,849,803
Futures transactions	(8,358,136)
Options written transactions	8,408,694
Short sales transactions	(71,152,689)
Swap agreements transactions	2,138,509
Foreign currency transactions	21,282,435

129,168,616

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $85,467,972)	6,011,154
Futures	(14,963,765)
Options written	(77,144)
Short sales	8,903,366
Swap agreements	(4,270,031)
Foreign currencies	4,070,994

(325,426)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	128,843,190

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$128,775,256

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(67,934)	$61,593,199
Net realized gain on investment and foreign currency transactions	129,168,616	299,784,073
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(325,426)	413,052,744

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	128,775,256	774,430,016

DISTRIBUTIONS	—	(69,787,794)

FUND SHARE TRANSACTIONS:
Fund share sold [32,055,590 and 215,630,546 shares, respectively]	375,626,268	2,346,108,876
Fund share issued in reinvestment of distributions [0 and 6,671,873 shares, respectively]	—	69,787,794
Fund share repurchased [56,452,110 and 139,944,046 shares, respectively]	(654,244,819)	(1,505,356,927)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(278,618,551)	910,539,743

TOTAL INCREASE (DECREASE) IN NET ASSETS	(149,843,295)	1,615,181,965
NET ASSETS:
Beginning of period	7,588,618,287	5,973,436,322

End of period	$7,438,774,992	$7,588,618,287

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.4%

COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.6%
AON PLC (United Kingdom)	192,200	$12,368,070
Boeing Co. (The)	103,800	10,633,272
L-3 Communications Holdings, Inc.(a)	14,200	1,217,508
Northrop Grumman Corp.	177,300	14,680,440
Raytheon Co.	28,100	1,857,972

		40,757,262

Agriculture — 0.7%
Archer-Daniels-Midland Co.	438,800	14,879,708
Reynolds American, Inc.	26,200	1,267,294

		16,147,002

Apparel — 0.1%
NIKE, Inc. (Class B Stock)	30,300	1,929,504

Automobile Manufacturers — 0.3%
Ford Motor Co.	486,000	7,518,420

Automotive Parts — 0.3%
O’Reilly Automotive, Inc.*(a)	61,300	6,903,606

Banks — 1.1%
Comerica, Inc.	379,700	15,123,451
M&T Bank Corp.(a)	101,200	11,309,100

		26,432,551

Beverages — 1.8%
Coca-Cola Co. (The)	669,900	26,869,689
Dr. Pepper Snapple Group, Inc.(a)	26,800	1,230,924
PepsiCo, Inc.	189,800	15,523,742

		43,624,355

Biotechnology — 3.2%
Amgen, Inc.	242,800	23,954,648
Biogen Idec, Inc.*	66,000	14,203,200
Celgene Corp.*	234,000	27,356,940
Gilead Sciences, Inc.*(a)	279,800	14,328,558

		79,843,346

Building Materials — 0.1%
Masco Corp.	129,200	2,518,108

Chemicals — 2.3%
CF Industries Holdings, Inc.	57,800	9,912,700
Monsanto Co.	248,500	24,551,800
PPG Industries, Inc.	107,000	15,665,870
Sherwin-Williams Co. (The)	37,600	6,640,160

		56,770,530

Commercial Banks — 5.9%
Bank of New York Mellon Corp. (The)	398,400	11,175,120
Citigroup, Inc.	826,100	39,628,017
Huntington Bancshares, Inc.	1,129,000	8,896,520
KeyCorp	1,606,200	17,732,448
PNC Financial Services Group, Inc. (The)	125,300	9,136,876
Regions Financial Corp.	943,300	8,989,649
U.S. Bancorp	25,200	910,980
Wells Fargo & Co.	1,137,300	46,936,371
Zions Bancorporation(a)	64,300	1,856,984

		145,262,965

Commercial Services — 0.3%
Equifax, Inc.	78,000	4,596,540

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services (continued)
MasterCard, Inc. (Class A Stock)	6,400	$3,676,800

		8,273,340

Computer Hardware — 1.1%
Seagate Technology PLC (Ireland)	225,700	10,118,131
Western Digital Corp.	267,600	16,615,284

		26,733,415

Computer Services & Software — 2.2%
Accenture PLC (Ireland) (Class A)	210,300	15,133,188
Computer Sciences Corp.	331,400	14,505,378
Fidelity National Information Services, Inc.	334,900	14,347,116
Oracle Corp.	379,800	11,667,456

		55,653,138

Computers & Peripherals — 2.7%
Apple, Inc.	109,700	43,449,976
Hewlett-Packard Co.	50,600	1,254,880
International Business Machines Corp.(a)	113,800	21,748,318

		66,453,174

Consumer Cyclical – Services — 1.3%
Abercrombie & Fitch Co. (Class A Stock)	25,000	1,131,250
Best Buy Co., Inc.	9,300	254,169
Costco Wholesale Corp.	66,400	7,341,848
CVS Caremark Corp.	410,800	23,489,544

		32,216,811

Consumer Products & Services — 1.2%
Avery Dennison Corp.	131,300	5,614,388
Kimberly-Clark Corp.	239,200	23,235,888

		28,850,276

Containers & Packaging — 0.2%
Owens-Illinois, Inc.*	192,200	5,341,238

Cosmetics/Personal Care — 2.0%
Colgate-Palmolive Co.	104,700	5,998,263
Estee Lauder Cos., Inc. (The) (Class A Stock)	66,600	4,380,282
Procter & Gamble Co. (The)	524,400	40,373,556

		50,752,101

Distribution/Wholesale — 0.1%
W.W. Grainger, Inc.	12,800	3,227,904

Diversified Financial Services — 5.1%
Ameriprise Financial, Inc.	112,200	9,074,736
Bank of America Corp.	1,573,900	20,240,354
Discover Financial Services	244,400	11,643,216
Franklin Resources, Inc.	8,600	1,169,772
Goldman Sachs Group, Inc. (The)	173,000	26,166,250
JPMorgan Chase & Co.	683,900	36,103,081
Morgan Stanley	133,900	3,271,177
SLM Corp.	543,800	12,431,268
Visa, Inc. (Class A Stock)(a)	38,700	7,072,425

		127,172,279

Diversified Machinery — 0.3%
Flowserve Corp.	102,300	5,525,223
Rockwell Automation, Inc.	29,800	2,477,572

		8,002,795

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric — 0.8%
Ameren Corp.	67,300	$2,317,812
Duke Energy Corp.	29,100	1,964,250
PG&E Corp.	126,200	5,771,126
Pinnacle West Capital Corp.	85,500	4,742,685
Xcel Energy, Inc.	145,600	4,126,304

		18,922,177

Electronic Components & Equipment — 0.6%
Emerson Electric Co.(a)	96,100	5,241,294
Honeywell International, Inc.	120,400	9,552,536

		14,793,830

Electronic Equipment & Instruments — 0.3%
TE Connectivity Ltd. (Switzerland)	176,000	8,015,040

Food — 2.1%
ConAgra Foods, Inc.	34,000	1,187,620
Hershey Co. (The)	210,500	18,793,440
J.M. Smucker Co. (The)	95,700	9,871,455
Mondelez International, Inc. (Class A Stock)	306,000	8,730,180
Tyson Foods, Inc. (Class A Stock)	483,200	12,408,576

		50,991,271

Healthcare Products — 3.9%
Baxter International, Inc.	148,100	10,258,887
Boston Scientific Corp.*	2,459,500	22,799,565
CareFusion Corp.*	391,500	14,426,775
Medtronic, Inc.	482,800	24,849,716
Patterson Cos., Inc.	15,600	586,560
St. Jude Medical, Inc.	103,200	4,709,016
Stryker Corp.	236,900	15,322,692
Zimmer Holdings, Inc.	31,900	2,390,586

		95,343,797

Healthcare Providers & Services — 1.0%
DaVita HealthCare Partners, Inc.*	6,900	833,520
Humana, Inc.	141,400	11,931,332
UnitedHealth Group, Inc.	177,400	11,616,152
WellPoint, Inc.	8,100	662,904

		25,043,908

Holding Companies – Diversified — 0.2%
Leucadia National Corp.	212,300	5,566,506

Hotels, Restaurants & Leisure — 0.4%
International Game Technology	244,400	4,083,924
McDonald’s Corp.	25,600	2,534,400
Wyndham Worldwide Corp.	43,900	2,512,397

		9,130,721

Industrial Products — 0.6%
Ingersoll-Rand PLC (Ireland)	265,800	14,757,216

Insurance — 5.5%
ACE Ltd. (Switzerland)	69,400	6,209,912
Allstate Corp. (The)	218,000	10,490,160
American International Group, Inc.*	181,400	8,108,580
Assurant, Inc.	59,800	3,044,418
Berkshire Hathaway, Inc. (Class B Stock)*	308,100	34,482,552
Chubb Corp. (The)	72,200	6,111,730
Hartford Financial Services Group, Inc. (The)	495,500	15,320,860
Lincoln National Corp.	228,700	8,340,689

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Marsh & McLennan Cos., Inc.	15,400	$614,768
MetLife, Inc.(a)	222,400	10,177,024
Travelers Cos., Inc. (The)	249,500	19,940,040
Unum Group(a)	419,500	12,320,715

		135,161,448

Internet Services — 3.2%
Amazon.com, Inc.*	57,200	15,883,868
eBay, Inc.*	65,100	3,366,972
Expedia, Inc.	197,600	11,885,640
Google, Inc. (Class A Stock)*	54,000	47,539,980

		78,676,460

Internet Software & Services — 1.5%
Symantec Corp.	608,900	13,681,983
Yahoo!, Inc.*	963,200	24,185,952

		37,867,935

Machinery & Equipment — 0.2%
Cummins, Inc.	49,700	5,390,462

Manufacturing — 2.5%
3M Co.	125,800	13,756,230
Danaher Corp.	54,500	3,449,850
General Electric Co.	1,437,100	33,326,349
Parker Hannifin Corp.(a)	116,000	11,066,400

		61,598,829

Media — 2.6%
Comcast Corp. (Class A Stock)	91,800	3,844,584
DIRECTV*	47,400	2,920,788
Gannett Co., Inc.	86,300	2,110,898
News Corp. (Class A Stock)	301,000	9,812,600
Time Warner, Inc.	388,900	22,486,198
Viacom, Inc. (Class B Stock)	135,900	9,247,995
Walt Disney Co. (The)(a)	231,700	14,631,855

		65,054,918

Metals & Mining — 0.3%
Peabody Energy Corp.	124,000	1,815,360
United States Steel Corp.(a)	295,700	5,183,621

		6,998,981

Office Equipment & Supplies — 0.4%
Xerox Corp.	1,090,800	9,893,556

Oil & Gas — 9.5%
Anadarko Petroleum Corp.	95,100	8,171,943
Cabot Oil & Gas Corp.	221,400	15,723,828
Cameron International Corp.*	55,000	3,363,800
CenterPoint Energy, Inc.(a)	109,400	2,569,806
Chevron Corp.	351,100	41,549,174
EOG Resources, Inc.	19,000	2,501,920
Exxon Mobil Corp.	709,600	64,112,360
Halliburton Co.	35,800	1,493,576
Helmerich & Payne, Inc.	21,100	1,317,695
Hess Corp.	333,200	22,154,468
Marathon Oil Corp.	502,200	17,366,076
Murphy Oil Corp.	116,900	7,118,041
Newfield Exploration Co.*	388,000	9,269,320
Occidental Petroleum Corp.	46,000	4,104,580
Phillips 66	270,500	15,935,155
Southwestern Energy Co.*	152,200	5,559,866

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas (continued)
Tesoro Corp.	243,400	$12,734,688

		235,046,296

Pharmaceuticals — 9.4%
Abbott Laboratories	883,100	30,802,528
AmerisourceBergen Corp.	351,500	19,624,245
Eli Lilly & Co.	778,600	38,244,832
Express Scripts Holding Co.*	285,400	17,606,326
Johnson & Johnson	325,900	27,981,774
McKesson Corp.	107,900	12,354,550
Mead Johnson Nutrition Co.	104,300	8,263,689
Merck & Co., Inc.	564,800	26,234,960
Pfizer, Inc.	1,346,377	37,712,019
Zoetis, Inc.	424,350	13,108,173

		231,933,096

Real Estate
CBRE Group, Inc. (Class A Stock)*	39,500	922,720

Real Estate Investment Trusts — 1.8%
American Tower Corp.	51,800	3,790,206
AvalonBay Communities, Inc.	9,900	1,335,609
Boston Properties, Inc.	19,900	2,098,853
Equity Residential	28,100	1,631,486
HCP, Inc.	86,900	3,948,736
Health Care REIT, Inc.	53,600	3,592,808
Host Hotels & Resorts, Inc.	96,300	1,624,581
Kimco Realty Corp.	36,200	775,766
Plum Creek Timber Co., Inc.(a)	21,500	1,003,405
ProLogis, Inc.	92,700	3,496,644
Public Storage	27,300	4,185,909
Simon Property Group, Inc.	59,300	9,364,656
Ventas, Inc.	55,800	3,875,868
Vornado Realty Trust	22,400	1,855,840
Weyerhaeuser Co.	71,600	2,039,884

		44,620,251

Retail & Merchandising — 5.7%
GameStop Corp. (Class A Stock)	562,800	23,654,484
Gap, Inc. (The)	230,700	9,627,111
Home Depot, Inc. (The)	272,000	21,071,840
Lowe’s Cos., Inc.(a)	422,900	17,296,610
Macy’s, Inc.	198,600	9,532,800
Starbucks Corp.	180,500	11,820,945
TJX Cos., Inc. (The)	23,600	1,181,416
Walgreen Co.	324,700	14,351,740
Wal-Mart Stores, Inc.	425,700	31,710,393

		140,247,339

Semiconductors — 2.4%
Intel Corp.	712,800	17,264,016
KLA-Tencor Corp.	142,100	7,919,233
LSI Corp.*	1,265,100	9,032,814
NVIDIA Corp.(a)	1,234,000	17,313,020
QUALCOMM, Inc.	46,800	2,858,544
Texas Instruments, Inc.(a)	147,400	5,139,838

		59,527,465

Software — 2.5%
CA, Inc.	341,100	9,765,693
Electronic Arts, Inc.*	431,100	9,902,367

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Microsoft Corp.	1,187,900	$41,018,187

		60,686,247

Telecommunications — 2.9%
AT&T, Inc.	733,800	25,976,520
Cisco Systems, Inc.	791,700	19,246,227
Harris Corp.	24,600	1,211,550
Verizon Communications, Inc.	498,300	25,084,422

		71,518,719

Tobacco — 1.0%
Altria Group, Inc.	391,800	13,709,082
Philip Morris International, Inc.	115,400	9,995,948

		23,705,030

Toys/Games/Hobbies — 0.1%
Mattel, Inc.	61,900	2,804,689

Transportation — 0.4%
FedEx Corp.	6,000	591,480
Union Pacific Corp.	58,200	8,979,096
United Parcel Service, Inc. (Class B Stock)	14,800	1,279,904

		10,850,480

Utilities — 1.7%
American Electric Power Co., Inc.	319,400	14,302,732
DTE Energy Co.	231,300	15,499,413
Edison International	261,500	12,593,840

		42,395,985

TOTAL LONG-TERM INVESTMENTS (cost $2,469,753,567)		2,407,849,492

SHORT-TERM INVESTMENT — 7.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $189,885,715; includes $128,374,989 of cash collateral for securities on loan)(b)(w)(Note 4)	189,885,715	189,885,715

TOTAL INVESTMENTS — 105.1% (cost $2,659,639,282)		2,597,735,207
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (5.1)%		(124,924,079)

NET ASSETS — 100.0%		$2,472,811,128

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $124,189,963; cash collateral of $128,374,989 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation
Long Position:
616	S&P 500 E-Mini	Sep. 2013	$48,913,052	$49,258,440	$345,388

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,407,849,492	$—	$—
Affiliated Money Market Mutual Fund	189,885,715	—	—
Other Financial Instruments*
Futures	345,388	—	—

Total	$2,598,080,595	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Oil & Gas	9.5%
Pharmaceuticals	9.4
Affiliated Money Market Mutual Fund (5.2% represents investments purchased with collateral from securities on loan)	7.7
Commercial Banks	5.9
Retail & Merchandising	5.7
Insurance	5.5
Diversified Financial Services	5.1
Healthcare Products	3.9
Biotechnology	3.2
Internet Services	3.2
Telecommunications	2.9
Computers & Peripherals	2.7
Media	2.6
Manufacturing	2.5
Software	2.5
Semiconductors	2.4
Chemicals	2.3
Computer Services & Software	2.2
Food	2.1
Cosmetics/Personal Care	2.0
Real Estate Investment Trusts	1.8
Beverages	1.8
Utilities	1.7
Aerospace & Defense	1.6
Internet Software & Services	1.5
Consumer Cyclical – Services	1.3

Consumer Products & Services	1.2%
Computer Hardware	1.1
Banks	1.1
Healthcare Providers & Services	1.0
Tobacco	1.0
Electric	0.8
Agriculture	0.7
Electronic Components & Equipment	0.6
Industrial Products	0.6
Transportation	0.4
Office Equipment & Supplies	0.4
Hotels, Restaurants & Leisure	0.4
Commercial Services	0.3
Electronic Equipment & Instruments	0.3
Diversified Machinery	0.3
Automobile Manufacturers	0.3
Metals & Mining	0.3
Automotive Parts	0.3
Holding Companies – Diversified	0.2
Machinery & Equipment	0.2
Containers & Packaging	0.2
Distribution/Wholesale	0.1
Toys/Games/Hobbies	0.1
Building Materials	0.1
Apparel	0.1

105.1
Liabilities in excess of other assets	(5.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due to broker-variation margin	$345,388	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$10,943,842

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$345,388

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$124,189,963	$—	$—	$124,189,963
Exchange-traded and cleared derivatives	—	—	—	—

				124,189,963

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(224,840)	—	—	(224,840)

Collateral Amount Pledged/(Received):
Securities on loan				(124,189,963)
Exchange-traded and cleared derivatives				224,840

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST AQR LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $124,189,963:
Unaffiliated investments (cost $2,469,753,567)	$2,407,849,492
Affiliated investments (cost $189,885,715)	189,885,715
Deposit with broker	2,155,269
Dividends receivable	2,656,828
Receivable for fund share sold	62,845

Total Assets	2,602,610,149

LIABILITIES:
Payable to broker for collateral for securities on loan	128,374,989
Payable for fund share repurchased	607,439
Advisory fees payable	496,526
Due to broker-variation margin	224,840
Accrued expenses and other liabilities	67,752
Distribution fee payable	27,058
Affiliated transfer agent fee payable	417

Total Liabilities	129,799,021

NET ASSETS	$2,472,811,128

Net assets were comprised of:
Paid-in capital	$2,520,186,543
Retained earnings	(47,375,415)

Net assets, June 30, 2013	$2,472,811,128

Net asset value and redemption price per share, $2,472,811,128 / 245,645,027 outstanding shares of beneficial interest	$10.07

STATEMENT OF OPERATIONS

(Unaudited)

For the Period April 29, 2013* through June 30, 2013

INCOME
Unaffiliated dividend income	$5,455,190
Affiliated dividend income	83,127
Affiliated income from securities lending, net	13,612

5,551,929

EXPENSES
Advisory fees	2,163,400
Distribution fee	300,936
Custodian and accounting fees	63,000
Audit fee	6,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Shareholders’ reports	2,000
Transfer agent’s fees and expenses (including affiliated expense of $600) (Note 4)	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	2,786

Total expenses	2,549,122
Less: advisory fee waivers and/or expense reimbursement	(20,754)

Net expenses	2,528,368

NET INVESTMENT INCOME	3,023,561

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	215,869
Futures transactions	10,943,842

11,159,711

Net change in unrealized appreciation (depreciation) on:
Investments	(61,904,075)
Futures	345,388

(61,558,687)

NET LOSS ON INVESTMENTS	(50,398,976)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(47,375,415)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

April 29, 2013* through June 30, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$3,023,561
Net realized gain on investment transactions	11,159,711
Net change in unrealized appreciation (depreciation) on investments	(61,558,687)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(47,375,415)

FUND SHARE TRANSACTIONS:
Fund share sold [252,989,420 shares]	2,594,223,160
Fund share repurchased [7,344,393 shares]	(74,036,617)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	2,520,186,543

TOTAL INCREASE IN NET ASSETS	2,472,811,128
NET ASSETS:
Beginning of period	—

End of period	$2,472,811,128

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 95.9%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio	3,861,583	$35,758,258
AST AQR Large-Cap Portfolio	113,702,372	1,144,982,883
AST BlackRock Value Portfolio*	13,311,514	144,696,152
AST ClearBridge Dividend Growth Portfolio	54,119,253	572,040,500
AST Federated Aggressive Growth Portfolio*	8,954,371	96,438,577
AST Goldman Sachs Large-Cap Value Portfolio*	7,204,213	146,461,657
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,395,324	8,120,788
AST Goldman Sachs Small-Cap Value Portfolio*	5,516,844	77,401,327
AST High Yield Portfolio*	10,258,885	79,814,123
AST International Growth Portfolio*	55,958,198	663,104,651
AST International Value Portfolio*	42,816,231	667,505,035
AST Jennison Large-Cap Growth Portfolio*	17,030,476	259,714,757
AST Jennison Large-Cap Value Portfolio*	15,370,939	221,341,519
AST Large-Cap Value Portfolio*	21,651,350	369,372,033
AST Lord Abbett Core Fixed-Income Portfolio*	23,398,284	262,060,775
AST Marsico Capital Growth Portfolio*	15,842,685	383,709,820
AST MFS Growth Portfolio*	31,426,372	390,315,543
AST MFS Large-Cap Value Portfolio	12,264,244	145,699,220
AST Mid-Cap Value Portfolio*	2,979,128	45,342,335
AST Money Market Portfolio*	14,747,545	14,747,545
AST Neuberger Berman Core Bond Portfolio*	8,521,829	87,263,527
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,203,699	32,764,686
AST Parametric Emerging Markets Equity Portfolio*	6,951,114	57,833,267
AST PIMCO Limited Maturity Bond Portfolio*	5,327,921	55,463,656
AST PIMCO Total Return Bond Portfolio*	39,969,218	486,025,696
AST Prudential Core Bond Portfolio*	56,383,514	588,643,887
AST QMA Emerging Markets Equity Portfolio	5,507,609	49,678,637
AST QMA Large-Cap Portfolio	113,255,994	1,139,355,299
AST Small-Cap Growth Portfolio*	5,747,444	149,376,076
AST Small-Cap Value Portfolio*	11,193,471	193,758,991
AST T. Rowe Price Equity Income Portfolio*	40,496,209	438,978,906
AST T. Rowe Price Large-Cap Growth Portfolio*	16,244,398	262,671,921
AST T. Rowe Price Natural Resources Portfolio*	533,089	10,576,483
AST Templeton Global Bond Portfolio	79,281	822,932
AST Western Asset Core Plus Bond Portfolio*	29,908,467	313,141,645
AST Western Asset Emerging Markets Debt Portfolio	7,379,948	70,626,102

TOTAL LONG-TERM INVESTMENTS (cost $9,174,865,029)(w)		9,665,609,209

SHORT-TERM INVESTMENTS — 4.1%		Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 3.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $386,636,889)(w) (Note 4)		386,636,889	$386,636,889

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.040%	09/19/13	$100	99,992
0.045%	09/19/13	19,800	19,798,455

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,898,011)			19,898,447

TOTAL SHORT-TERM INVESTMENTS (cost $406,534,900)			406,535,336

TOTAL INVESTMENTS — 100.0% (cost $9,581,399,929)			10,072,144,545
OTHER ASSETS IN EXCESS OF LIABILITIES(X) — 0.0%			3,195,359

NET ASSETS — 100.0%			$10,075,339,904

The following abbreviations are used in the Portfolio descriptions:

CAC	French Stock Market Index
DAX	German Stock Index
FTSE	Financial Time Stock Exchange
TOPIX	Toyko Stock Price Index

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
576	10 Year U.S. Treasury Notes	Sep. 2013	$74,792,114	$72,900,000	$(1,892,114)
317	CAC40 10 Euro	Jul. 2013	15,554,100	15,409,321	(144,779)
47	DAX Index.	Sep. 2013	12,470,527	12,184,205	(286,322)
172	FTSE 100 Index.	Sep. 2013	16,340,769	16,118,787	(221,982)
263	Russell 2000 Mini Index	Sep. 2013	25,419,380	25,634,610	215,230
476	S&P 500 Index	Sep. 2013	190,772,750	190,316,700	(456,050)
123	TOPIX Index	Sep. 2013	13,605,898	14,026,316	420,418

					$(2,365,599)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,052,246,098	$—	$—
U. S. Treasury Obligations	—	19,898,447	—
Other Financial Instruments*
Futures	(2,365,599)	—	—

Total	$10,049,880,499	$19,898,447	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Investment Type
Large/Mid-Cap Growth	40.3%
Core Bonds	17.8
Large/Midcap Value	10.7
International Value	6.6
International Growth	6.6
Large/Mid-Cap Blend	5.7
Money Markets	4.0

Small-Cap Value	2.7%
Small-Cap Growth	2.4
Emerging Markets	2.1
High Yield	0.8
U.S. Treasury Obligations	0.2
Sector	0.1

100.0
Other assets in excess of liabilities	— *

100.0%

* Less than 0.05%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are interest rate risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	—	$—		Due to broker-variation margin	$1,892,114	*
Equity contracts	Due to broker-variation margin	635,648	*	Due to broker-variation margin	1,109,133	*

Total		$635,648			$3,001,247

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,568,327)
Equity contracts	42,087,785

Total	$40,519,458

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,704,708)
Equity contracts	464,242

Total	$(1,240,466)

For the six months ended June 30, 2013, the Portfolio’s average value at trade date for futures long position was $410,536,982.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$—	$—	$—	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(721,379)	—	—	(721,379)

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives				721,379

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Affiliated investments (cost $9,561,501,918)	$10,052,246,098
Unaffiliated investments (cost $19,898,011)	19,898,447
Foreign currency, at value (cost $1,830,410)	1,821,564
Receivable for fund share sold	4,571,418
Dividends and interest receivable	56,345
Prepaid expenses	332

Total Assets	10,078,594,204

LIABILITIES:
Due to broker	1,822,330
Due to broker-variation margin	721,379
Advisory fees payable	527,977
Accrued expenses and other liabilities	181,957
Affiliated transfer agent fee payable	417
Payable for fund share repurchased	240

Total Liabilities	3,254,300

NET ASSETS	$10,075,339,904

Net assets were comprised of:
Paid-in capital	$9,076,801,418
Retained earnings	998,538,486

Net assets, June 30, 2013	$10,075,339,904

Net asset value and redemption price per share $10,075,339,904 / 819,895,037 outstanding shares of beneficial interest	$12.29

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Affiliated dividend income	$411,873
Interest income	5,811

417,684

EXPENSES
Advisory fees	7,435,456
Custodian and accounting fees	208,000
Trustees’ fees	45,000
Legal fees and expenses	14,000
Audit fee	10,000
Commitment fee on syndicated credit agreement	8,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (includingaffiliated expense of $1,300) (Note 4)	4,000
Insurance expenses	2,000
Miscellaneous	9,671

Total expenses	7,740,127
Less: advisory fee waivers and/or expense reimbursement	(66,012)

Net expenses	7,674,115

NET INVESTMENT LOSS	(7,256,431)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions (including affiliated $647,736,332)	647,736,332
Futures transactions.	40,519,458
Foreign currency transactions	560,673

688,816,463

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $7,181,850)	7,181,645
Futures	(1,240,466)
Foreign currencies	(20,109)

5,921,070

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	694,737,533

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$687,481,102

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(7,256,431)	$69,850,124
Net realized gain on investment and foreign currency transactions	688,816,463	320,175,638
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,921,070	536,546,846

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	687,481,102	926,572,608

DISTRIBUTIONS	—	(66,543,421)

FUND SHARE TRANSACTIONS:
Fund share sold [81,762,017 and 325,261,041 shares, respectively]	982,389,553	3,544,250,682
Fund share issued in reinvestment of distributions [0 and 6,349,563 shares, respectively]	—	66,543,421
Fund share repurchased [33,042,817 and 206,878,840 shares, respectively]	(402,457,308)	(2,219,012,369)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	579,932,245	1,391,781,734

TOTAL INCREASE IN NET ASSETS	1,267,413,347	2,251,810,921
NET ASSETS:
Beginning of period	8,807,926,557	6,556,115,636

End of period	$10,075,339,904	$8,807,926,557

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 93.5%

COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 3.4%
Raytheon Co.	324,440	$21,451,973
United Technologies Corp.	247,940	23,043,544

		44,495,517

Automobiles — 1.4%
Honda Motor Co. Ltd. (Japan), ADR	493,860	18,396,285

Beverages — 2.6%
Anheuser-Busch InBev NV (Belgium), ADR	240,250	21,684,965
PepsiCo, Inc.	148,480	12,144,179

		33,829,144

Chemicals — 2.4%
E.I. du Pont de Nemours & Co.	356,220	18,701,550
PPG Industries, Inc.	84,770	12,411,176

		31,112,726

Commercial Services — 1.4%
Automatic Data Processing, Inc.	275,800	18,991,588

Communications Equipment — 1.5%
Cisco Systems, Inc.	805,110	19,572,224

Computers & Peripherals — 1.2%
Apple, Inc.	41,040	16,255,123

Consumer Products & Services — 1.8%
Kimberly-Clark Corp.	237,410	23,062,007

Cosmetics/Personal Care — 2.1%
Procter & Gamble Co. (The)	364,320	28,048,997

Diversified Financial Services — 0.9%
BlackRock, Inc.	48,290	12,403,287

Diversified Manufacturing — 4.8%
3M Co.	270,830	29,615,261
General Electric Co.	1,430,170	33,165,642

		62,780,903

Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	717,210	10,205,898

Energy Equipment & Services — 1.3%
Schlumberger Ltd. (Curacao)	233,430	16,727,594

Environmental Control — 1.9%
Waste Management, Inc.	612,870	24,717,047

Food — 2.8%
General Mills, Inc.	308,410	14,967,137
Nestle SA (Switzerland), ADR	323,700	21,292,986

		36,260,123

Healthcare Providers & Services — 1.1%
UnitedHealth Group, Inc.	217,340	14,231,423

Insurance — 3.9%
MetLife, Inc.	633,110	28,971,114
Travelers Cos., Inc. (The)	277,010	22,138,639

		51,109,753

Machinery — 1.2%
Caterpillar, Inc.	194,580	16,050,904

Media — 5.1%
Comcast Corp. (Special Class A Stock)	593,220	23,533,037
Time Warner, Inc.	423,470	24,485,035

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Walt Disney Co. (The)	310,230	$19,591,025

		67,609,097

Metals & Mining — 0.9%
BHP Billiton PLC (United Kingdom), ADR	228,260	11,702,890

Multiline Retail — 2.0%
Target Corp.	383,500	26,407,810

Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	211,760	25,059,678
Exxon Mobil Corp.	441,600	39,898,560
Occidental Petroleum Corp.	161,360	14,398,153

		79,356,391

Paper & Forest Products — 1.3%
International Paper Co.	391,360	17,341,162

Pharmaceuticals — 5.7%
Johnson & Johnson	310,400	26,650,944
Merck & Co., Inc.	560,380	26,029,651
Pfizer, Inc.	819,490	22,953,915

		75,634,510

Pipelines — 4.2%
Kinder Morgan Management LLC*	278,229	23,257,162
Kinder Morgan, Inc.	167,310	6,382,877
Spectra Energy Corp.	760,040	26,190,978

		55,831,017

Real Estate Investment Trusts — 2.3%
American Tower Corp.	229,580	16,798,369
Weyerhaeuser Co.	456,640	13,009,674

		29,808,043

Restaurants & Leisure — 0.5%
Yum! Brands, Inc.	100,000	6,934,000

Retail & Merchandising — 1.8%
Wal-Mart Stores, Inc.	318,740	23,742,943

Semiconductors & Semiconductor Equipment — 4.9%
Intel Corp.	1,147,600	27,794,872
QUALCOMM, Inc.	424,580	25,933,346
Texas Instruments, Inc.	328,260	11,446,426

		65,174,644

Software — 3.4%
Microsoft Corp.	1,279,700	44,188,041

Specialty Retail — 1.0%
Home Depot, Inc. (The)	171,070	13,252,793

Telecommunications — 4.5%
AT&T, Inc.	786,070	27,826,878
Verizon Communications, Inc.	617,730	31,096,528

		58,923,406

Thrifts & Mortgage Finance — 1.0%
People’s United Financial, Inc.	866,990	12,918,151

Transportation — 3.6%
Union Pacific Corp.	120,000	18,513,600
United Parcel Service, Inc. (Class B Stock)	338,190	29,246,671

		47,760,271

Utilities — 8.8%
American Electric Power Co., Inc.	280,350	12,554,073

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Utilities (continued)
Brookfield Infrastructure Partners LP (Bermuda)	485,000	$17,712,200
Brookfield Renewable Energy Partners LP/CA (Bermuda)	410,430	11,336,875
National Grid PLC (United Kingdom), ADR	205,610	11,651,919
NextEra Energy, Inc.	231,330	18,848,768
Northeast Utilities	310,940	13,065,699
UGI Corp.	315,600	12,343,116
Wisconsin Energy Corp.	446,810	18,314,742

		115,827,392

TOTAL LONG-TERM INVESTMENTS (cost $1,174,215,857)		1,230,663,104

SHORT-TERM INVESTMENT — 6.4%	Shares	Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $84,437,000)(w)(Note 4)	84,437,000	$84,437,000

TOTAL INVESTMENTS — 99.9% (cost $1,258,652,857)		1,315,100,104
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,182,150

NET ASSETS — 100.0%		$1,316,282,254

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,230,663,104	$—	$—
Affiliated Money Market Mutual Fund	84,437,000	—	—

Total	$1,315,100,104	$—	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2013 were as follows:

Utilities	8.8%
Affiliated Money Market Mutual Fund	6.4
Oil, Gas & Consumable Fuels	6.0
Pharmaceuticals	5.7
Media	5.1
Semiconductors & Semiconductor Equipment	4.9
Diversified Manufacturing	4.8
Telecommunications	4.5
Pipelines	4.2
Insurance	3.9
Transportation	3.6
Aerospace & Defense	3.4
Software	3.4
Food	2.8
Beverages	2.6
Chemicals	2.4
Real Estate Investment Trusts	2.3
Cosmetics/Personal Care	2.1
Multiline Retail	2.0

Environmental Control	1.9%
Retail & Merchandising	1.8
Consumer Products & Services	1.8
Communications Equipment	1.5
Commercial Services	1.4
Automobiles	1.4
Paper & Forest Products	1.3
Energy Equipment & Services	1.3
Computers & Peripherals	1.2
Machinery	1.2
Healthcare Providers & Services	1.1
Specialty Retail	1.0
Thrifts & Mortgage Finance	1.0
Diversified Financial Services	0.9
Metals & Mining	0.9
Electronic Equipment, Instruments & Components	0.8
Restaurants & Leisure	0.5

99.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,174,215,857)	$1,230,663,104
Affiliated investments (cost $84,437,000)	84,437,000
Foreign currency, at value (cost $14)	14
Dividends receivable	1,801,392
Tax reclaim receivable	53,315
Receivable for fund share sold	41,256
Prepaid expenses	231

Total Assets	1,316,996,312

LIABILITIES:
Advisory fees payable	344,325
Payable for fund share repurchased	300,270
Accrued expenses and other liabilities	50,549
Distribution fee payable	14,385
Foreign withheld taxes payable	4,112
Affiliated transfer agent fee payable	417

Total Liabilities	714,058

NET ASSETS	$1,316,282,254

Net assets were comprised of:
Paid-in capital	$1,246,917,842
Retained earnings	69,364,412

Net assets, June 30, 2013	$1,316,282,254

Net asset value and redemption price per share, $1,316,282,254 / 124,519,600 outstanding shares of beneficial interest	$10.57

STATEMENT OF OPERATIONS

(Unaudited)

For the Period February 25, 2013* through June 30, 2013

INCOME
Unaffiliated dividend income (net of $123,498 foreign withholding tax)	$11,686,054
Affiliated dividend income	98,902

11,784,956

EXPENSES
Advisory fees	3,678,373
Distribution fee	447,514
Custodian and accounting fees	40,000
Commitment fee on syndicated credit agreement	10,000
Audit fee	9,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Shareholders’ reports	3,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	3,000
Insurance expenses	1,000
Miscellaneous	6,259

Total expenses	4,211,146

NET INVESTMENT INCOME	7,573,810

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	5,357,071
Foreign currency transactions	(13,069)

5,344,002

Net change in unrealized appreciation (depreciation) on:
Investments	56,447,247
Foreign currencies	(647)

56,446,600

NET GAIN ON INVESTMENTS	61,790,602

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,364,412

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

February 25, 2013* through June 30, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$7,573,810
Net realized gain on investment and foreign currency transactions	5,344,002
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	56,446,600

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	69,364,412

FUND SHARE TRANSACTIONS:
Fund share sold [129,630,591 shares]	1,300,426,854
Fund share repurchased [5,110,991 shares]	(53,509,012)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,246,917,842

TOTAL INCREASE IN NET ASSETS	1,316,282,254
NET ASSETS:
Beginning of period	—

End of period	$1,316,282,254

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 72.4%	Shares	Value (Note 2)
Advertising — 0.1%
WPP PLC (United Kingdom)	168,403	$2,878,500

Aerospace & Defense — 1.8%
BE Aerospace, Inc.*	75,580	4,767,586
Boeing Co. (The)	119,300	12,221,092
European Aeronautic Defence and Space Co. NV (Netherlands)	17,800	951,445
Finmeccanica SpA (Italy)*	374,700	1,874,602
Rolls-Royce Holdings PLC (United Kingdom)*	71,200	1,225,956
Safran SA (France)	43,330	2,262,091
Triumph Group, Inc.	55,100	4,361,165
United Technologies Corp.	141,870	13,185,398

		40,849,335

Airlines — 0.3%
Copa Holdings SA (Panama) (Class A Stock)	36,600	4,798,992
Deutsche Lufthansa AG (Germany)*	37,440	758,433
Japan Airlines Co. Ltd. (Japan)	24,900	1,281,869
Turk Hava Yollari (Turkey)	29,000	112,673

		6,951,967

Apparel & Textile
Shenzhou International Group Holdings Ltd.
(Cayman Islands)	81,000	233,382

Auto Parts & Equipment — 0.2%
Aisin Seiki Co. Ltd. (Japan)	24,900	950,742
Bridgestone Corp. (Japan)	57,200	1,950,533
Denso Corp. (Japan)	7,300	343,196
NGK Spark Plug Co. Ltd. (Japan)	7,000	140,104
Nokian Renkaat OYJ (Finland)	21,600	878,927
Sumitomo Rubber Industries Ltd. (Japan)	6,700	109,371

		4,372,873

Automobile Manufacturers — 1.1%
Bayerische Motoren Werke AG (Germany)	26,985	2,355,137
Daimler AG (Germany)	27,382	1,653,012
Fuji Heavy Industries Ltd. (Japan)	72,000	1,777,985
General Motors Co.*(a)	196,670	6,551,078
Great Wall Motor Co. Ltd. (China) (Class H Stock)	101,500	434,389
Honda Motor Co. Ltd. (Japan)	70,000	2,600,460
Hyundai Motor Co. (South Korea)	7,096	1,391,743
Mazda Motor Corp. (Japan)*	141,000	557,435
Toyota Motor Corp. (Japan)	89,700	5,410,511
Volvo AB (Sweden) (Class B Stock)	61,200	816,681

		23,548,431

Banks — 7.4%
Australia & New Zealand Banking Group Ltd. (Australia)	115,085	2,987,544
Axis Bank Ltd. (India)	7,177	159,223
Banco Bilbao Vizcaya Argentaria SA (Spain)	360,417	3,028,879
Banco do Brasil SA (Brazil)	40,600	401,933
Banco Espirito Santo SA (Portugal)*	482,800	387,058
Banco Santander Chile (Chile), ADR	8,950	218,828
BanColombia SA (Colombia), ADR	3,857	217,922
Bangkok Bank PCL (Thailand)	57,600	383,634

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Bangkok Bank PCL (Thailand), NVDR	18,700	$122,068
Bank of China Ltd. (China) (Class H Stock)	921,000	377,301
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	658,500	511,259
Banque Cantonale Vaudoise (Switzerland)	2,470	1,224,369
Barclays PLC (United Kingdom)	143,212	609,907
BBCN Bancorp, Inc.	52,870	751,811
BNP Paribas SA (France)	64,169	3,512,916
Capital One Financial Corp.	222,380	13,967,688
China Construction Bank Corp. (China) (Class H Stock)	1,278,000	898,074
CIMB Group Holdings Bhd (Malaysia)	130,600	340,453
Citigroup, Inc.	281,710	13,513,629
Commonwealth Bank of Australia (Australia)	26,043	1,639,311
Credit Suisse Group AG (Switzerland)*	105,856	2,802,441
CVB Financial Corp.	150,500	1,769,880
DBS Group Holdings Ltd. (Singapore)	87,000	1,058,607
Deutsche Bank AG (Germany)	28,060	1,176,629
DNB ASA (Norway)	157,800	2,289,151
East West Bancorp, Inc.	92,620	2,547,050
Erste Group Bank AG (Austria)	30,200	804,939
FirstMerit Corp.	326,350	6,536,791
Guaranty Trust Bank PLC (Nigeria), GDR	13,880	103,760
Hanmi Financial Corp.*	108,050	1,909,243
HDFC Bank Ltd. (India)	50,554	566,375
HSBC Holdings PLC (United Kingdom)	674,231	6,979,781
Huntington Bancshares, Inc.	1,044,640	8,231,764
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	601,000	376,666
Intesa Sanpaolo SpA (Italy)	1,119,825	1,792,316
JPMorgan Chase & Co.	391,690	20,677,315
Kasikornbank PCL (Thailand)	117,100	734,095
KBC Groep NV (Belgium)	29,841	1,112,448
Komercni Banka A/S (Czech Republic)	2,350	436,243
Lloyds Banking Group PLC (United Kingdom)*	4,340,800	4,168,549
M&T Bank Corp.(a)	95,890	10,715,707
Mitsubishi UFJ Financial Group, Inc. (Japan)	544,500	3,362,761
National Australia Bank Ltd. (Australia)	128,347	3,471,795
PNC Financial Services Group, Inc. (The)	148,760	10,847,579
Regions Financial Corp.	684,770	6,525,858
Sberbank of Russia (Russia)*	200,520	570,973
Sberbank of Russia (Russia), ADR	24,156	277,311
SCBT Financial Corp.(a)	59,830	3,014,834
Security Bank Corp. (Philippines)	74,150	259,286
Shinsei Bank Ltd. (Japan)	373,000	847,026
Standard Bank Group Ltd. (South Africa)	26,700	300,875
Sumitomo Mitsui Financial Group, Inc. (Japan)	79,800	3,652,690
Suruga Bank Ltd. (Japan)	3,000	54,403
SVB Financial Group*	34,850	2,903,702
Swedbank AB (Sweden) (Class A Stock)	31,500	721,493
Turkiye Halk Bankasi A/S (Turkey)	50,800	430,428
UBS AG (Switzerland)*	226,024	3,836,495
United Overseas Bank Ltd. (Singapore)	37,000	577,796
Westpac Banking Corp. (Australia)	39,579	1,039,146

		164,738,008

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages — 1.6%
Anheuser-Busch InBev NV (Belgium)	42,506	$3,826,930
Anheuser-Busch InBev NV (Belgium), ADR	141,000	12,726,660
Coca-Cola Icecek A/S (Turkey)	11,400	328,045
Diageo PLC (United Kingdom)	52,759	1,512,943
Fomento Economico Mexicano SAB de CV (Mexico)	58,600	606,919
PepsiCo, Inc.	180,200	14,738,558
Pernod-Ricard SA (France)	7,190	798,042
Treasury Wine Estates Ltd. (Australia)	100,610	534,616

		35,072,713

Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc.*	45,910	4,234,738
Amarin Corp. PLC (United Kingdom), ADR*(a)	81,600	473,280
Ariad Pharmaceuticals, Inc.*	300,470	5,255,220
Biogen Idec, Inc.*	32,050	6,897,160
Coronado Biosciences, Inc.(a)	64,890	558,054
CSL Ltd. (Australia)	9,990	562,619
Gilead Sciences, Inc.*	103,410	5,295,626
Repligen Corp.*	74,680	615,363
Sunesis Pharmaceuticals, Inc.*(a)	79,890	416,227

		24,308,287

Building Materials — 0.6%
Asahi Glass Co. Ltd. (Japan)	146,000	946,342
Cemex SAB de CV (Mexico)*	133,100	141,138
China National Building Material Co. Ltd. (China) (Class H Stock)	326,000	290,006
Daikin Industries Ltd. (Japan)	7,000	282,939
Eagle Materials, Inc.	34,820	2,307,521
Fortune Brands Home & Security, Inc.	72,830	2,821,434
HeidelbergCement AG (Germany)	34,730	2,326,930
LIXIL Group Corp. (Japan)	29,400	715,911
Martin Marietta Materials, Inc.(a)	29,760	2,928,979
Rinnai Corp. (Japan)	3,500	248,869

		13,010,069

Chemicals — 2.4%
Air Liquide SA (France)	10,700	1,321,442
Albemarle Corp.(a)	81,620	5,084,110
Arkema SA (France)	4,940	452,824
Ashland, Inc.	56,980	4,757,830
BASF SE (Germany)	36,686	3,272,138
CF Industries Holdings, Inc.	17,040	2,922,360
Croda International PLC (United Kingdom)	24,100	908,819
Incitec Pivot Ltd. (Australia)	351,047	914,007
Innospec, Inc.	95,550	3,839,199
JSR Corp. (Japan)	19,300	390,509
LG Chem Ltd. (South Korea)	1,718	378,333
LyondellBasell Industries NV (Netherlands) (Class A Stock)	86,400	5,724,864
Mexichem SAB de CV (Mexico)	85,800	355,784
Mitsubishi Chemical Holdings Corp. (Japan)	276,000	1,293,531
Mitsubishi Gas Chemical Co., Inc. (Japan)	48,000	351,916
Nippon Shokubai Co. Ltd. (Japan)	105,000	1,074,027
Nitto Denko Corp. (Japan)	20,500	1,314,780
PPG Industries, Inc.	39,790	5,825,654
Praxair, Inc.	77,730	8,951,387

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Rockwood Holdings, Inc.	49,420	$3,164,362
Syngenta AG (Switzerland)	3,731	1,454,936
Ultrapar Participacoes SA (Brazil)	7,200	171,889

		53,924,701

Commercial Banks
Societe Generale SA (France)	351	12,062

Commercial Services — 1.6%
Adecco SA (Switzerland)*	42,198	2,403,258
Cielo SA (Brazil)	7,000	175,396
ExlService Holdings, Inc.*	112,440	3,323,726
FleetCor Technologies, Inc.*	111,560	9,069,828
Kroton Educacional SA (Brazil)	12,500	173,045
MasterCard, Inc. (Class A Stock)	15,010	8,623,245
Multi-Color Corp.	39,160	1,188,114
Park24 Co. Ltd. (Japan)	4,500	81,639
Qualicorp SA (Brazil)*	20,700	157,614
Randstad Holding NV (Netherlands)	26,600	1,093,476
Total System Services, Inc.	345,960	8,469,100
Transurban Group (Australia)	50,077	309,253

		35,067,694

Computers — 1.5%
Accenture PLC (Ireland) (Class A Stock)	47,200	3,396,512
Apple, Inc.	59,820	23,693,506
Itochu Techno-Solutions Corp. (Japan)	4,200	173,862
NCR Corp.*	146,430	4,830,726
Riverbed Technology, Inc.*	117,090	1,821,920
Tata Consultancy Services Ltd. (India)	8,604	219,439

		34,135,965

Construction & Engineering — 0.6%
Cheung Kong Infrastructure Holdings Ltd. (Bermuda)	53,000	353,158
China Railway Construction Corp. Ltd.
(China) (Class H Stock)	228,500	197,598
Daelim Industrial Co. Ltd. (South Korea)	6,686	503,978
Gamuda Bhd (Malaysia)	173,300	259,642
JGC Corp. (Japan)	10,000	360,125
KBR, Inc.	99,870	3,245,775
Larsen & Toubro Ltd. (India)	7,556	178,326
Monadelphous Group Ltd. (Australia)	7,834	114,864
Sekisui House Ltd. (Japan)	10,000	144,485
SembCorp. Industries Ltd. (Singapore)	379,000	1,474,499
Toll Brothers, Inc.*(a)	128,200	4,183,166
Vinci SA (France)	24,980	1,253,004

		12,268,620

Containers & Packaging — 0.2%
Nampak Ltd. (South Africa)	193,700	644,297
Rock-Tenn Co. (Class A Stock)	38,990	3,894,321

		4,538,618

Cosmetics/Personal Care — 1.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	147,290	9,687,263
LG Household & Health Care Ltd. (South Korea)	593	288,848

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Cosmetics/Personal Care (continued)
Procter & Gamble Co. (The)	234,200	$18,031,058

		28,007,169

Distribution/Wholesale — 0.3%
Aygaz AS (Turkey)	48,800	224,063
ITOCHU Corp. (Japan)	25,300	292,567
Mitsubishi Corp. (Japan)	100,800	1,722,037
WESCO International, Inc.*(a)	61,640	4,189,054

		6,427,721

Diversified Financial Services — 3.4%
Aberdeen Asset Management PLC (United Kingdom)	119,500	695,452
Ameriprise Financial, Inc.	190,320	15,393,082
COSCO Pacific Ltd. (Bermuda)	96,000	123,732
Daiwa Securities Group, Inc. (Japan)	41,000	343,372
DFC Global Corp.*	168,340	2,324,775
DGB Financial Group, Inc. (South Korea)	12,710	172,752
FXCM, Inc. (Class A Stock)(a)	228,080	3,742,793
Hana Financial Group, Inc. (South Korea)	8,540	247,076
Housing Development Finance Corp. (India)	39,636	583,513
Interactive Brokers Group, Inc. (Class A Stock)	222,870	3,559,234
Invesco Ltd. (Bermuda)	507,400	16,135,320
KB Financial Group, Inc. (South Korea)	6,323	187,525
Macquarie Group Ltd. (Australia)	9,532	363,560
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	107,300	509,089
Nationstar Mortgage Holdings, Inc.*(a)	123,360	4,618,598
Nomura Holdings, Inc. (Japan)	271,700	1,999,921
ORIX Corp. (Japan)	182,000	2,483,703
Partners Group Holding AG (Switzerland)	2,570	695,645
Raymond James Financial, Inc.	431,820	18,559,623
Walter Investment Management Corp.*	55,040	1,860,902

		74,599,667

Electric Utilities — 1.9%
Alliant Energy Corp.	76,980	3,881,332
American Electric Power Co., Inc.	219,920	9,848,018
China Resources Power Holdings Co. Ltd. (Hong Kong)	102,000	243,712
CLP Holdings Ltd. (Hong Kong)	130,000	1,050,898
E.ON SE (Germany)	58,675	961,600
Edison International	249,020	11,992,803
EDP - Energias de Portugal SA (Portugal)	603,665	1,947,268
Enel SpA (Italy)	273,706	858,876
Fortum Oyj (Finland)	38,300	717,483
GDF Suez (France)	26,700	523,713
Great Plains Energy, Inc.	156,860	3,535,624
Kansai Electric Power Co., Inc. (The) (Japan)*	97,600	1,335,979
Korea Electric Power Corp. (South Korea)*	11,220	258,071
Mighty River Power Ltd. (New Zealand)	76,972	132,421
NRG Energy, Inc.	66,310	1,770,477
Portland General Electric Co.	125,990	3,854,034
Tokyo Electric Power Co., Inc. (The) (Japan)*	50,700	261,732

		43,174,041

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components & Equipment — 1.1%
AAC Technologies Holdings, Inc. (Cayman Islands)	55,500	$311,381
Agilent Technologies, Inc.	38,700	1,654,812
AMETEK, Inc.	110,235	4,662,941
Casetek Holdings Ltd. (Cayman Islands)*	39,000	200,257
Hitachi Ltd. (Japan)	262,000	1,678,765
Hoya Corp. (Japan)	63,500	1,306,081
InvenSense, Inc.*	17,260	265,459
Keyence Corp. (Japan)	1,500	477,916
Koninklijke Philips NV (Netherlands)	34,200	932,325
Legrand SA (France)	16,980	787,277
Mitsubishi Electric Corp. (Japan)	39,000	364,420
Murata Manufacturing Co. Ltd. (Japan)	5,600	425,964
Nexans SA (France)	10,580	502,034
Omron Corp. (Japan)	14,000	417,382
Schneider Electric SA (France)	17,622	1,279,821
Taiyo Yuden Co. Ltd. (Japan)	40,100	609,846
Thermo Fisher Scientific, Inc.(a)	100,400	8,496,852
Toshiba Corp. (Japan)	139,000	666,307
TPK Holding Co. Ltd. (Cayman Islands)	23,000	365,879

		25,405,719

Entertainment & Leisure — 0.4%
Brunswick Corp.	132,480	4,232,736
Regal Entertainment Group (Class A Stock)(a)	225,490	4,036,271

		8,269,007

Foods — 1.3%
Ajinomoto Co., Inc. (Japan)	21,000	308,054
Cosan SA Industria e Comercio (Brazil)	16,400	316,189
Dairy Crest Group PLC (United Kingdom)	133,022	919,023
Hillshire Brands Co.	107,550	3,557,754
Koninklijke Ahold NV (Netherlands)	63,047	937,691
Magnit OJSC (Russia)	1,380	315,872
Metcash Ltd. (Australia)	399,006	1,280,017
Mondelez International, Inc. (Class A Stock)	124,190	3,543,141
Nestle SA (Switzerland)	88,599	5,813,902
Orion Corp. (South Korea)	332	276,630
Tesco PLC (United Kingdom)	735,700	3,704,872
Unilever NV (Netherlands), CVA	15,400	606,207
Unilever PLC (United Kingdom)	41,500	1,680,021
United Natural Foods, Inc.*	87,090	4,701,989
Want Want China Holdings Ltd. (Cayman Islands)	128,000	179,410

		28,140,772

Hand/Machine Tools — 0.1%
Regal-Beloit Corp.	25,790	1,672,224

Healthcare Products — 0.8%
Bruker Corp.*	346,550	5,596,783
Covidien PLC (Ireland)	101,100	6,353,124
Fresenius SE & Co. KGaA (Germany)	7,650	941,563
Haemonetics Corp.*	32,790	1,355,867
Hengan International Group Co. Ltd. (Cayman Islands)	29,500	320,521
Nihon Kohden Corp. (Japan)	9,100	347,499
Sysmex Corp. (Japan)	4,200	275,081

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Products (continued)
Teleflex, Inc.	29,900	$2,316,951

		17,507,389

Healthcare Services — 0.8%
Ain Pharmaciez, Inc. (Japan)	3,200	137,931
Air Methods Corp.(a)	54,820	1,857,301
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	52,000	264,066
HCA Holdings, Inc.	131,080	4,726,745
Health Management Associates, Inc. (Class A Stock)*	212,220	3,336,098
Humana, Inc.	60,490	5,104,146
Netcare Ltd. (South Africa)	134,100	312,404
Ramsay Health Care Ltd. (Australia)	8,027	262,368
Universal Health Services, Inc. (Class B Stock)	38,100	2,551,176

		18,552,235

Holding Companies — 0.2%
Alfa SAB de CV (Mexico) (Class A Stock)	139,200	334,747
Alliance Global Group, Inc. (Philippines)*	918,900	494,017
AVI Ltd. (South Africa)	30,400	182,830
Bidvest Group Ltd. (South Africa)	8,000	198,207
Drax Group PLC (United Kingdom)	77,500	687,754
GEA Group AG (Germany)	23,893	845,981
Hutchison Whampoa Ltd. (Hong Kong)	49,000	512,651
Jardine Matheson Holdings Ltd. (Bermuda)	5,200	314,600
Melco International Development Ltd. (Hong Kong)	193,000	362,134
Seven Group Holdings Ltd. (Australia)	7,116	44,671
Wharf Holdings Ltd. (The) (Hong Kong)	34,000	283,778

		4,261,370

Home Construction — 0.2%
D.R. Horton, Inc.(a)	170,140	3,620,579

Home Furnishings
Skyworth Digital Holdings Ltd. (Bermuda)	398,000	199,782

Household Products — 0.3%
Jarden Corp.*	98,265	4,299,094
Reckitt Benckiser Group PLC (United Kingdom)	19,800	1,400,591

		5,699,685

Insurance — 2.7%
Aegon NV (Netherlands)	338,056	2,268,026
Aflac, Inc.	197,790	11,495,555
AIA Group Ltd. (Hong Kong)	230,800	972,361
Allianz SE (Germany)	14,355	2,095,264
Aviva PLC (United Kingdom)	231,400	1,192,677
AXA SA (France)	67,390	1,328,432
AXIS Capital Holdings Ltd. (Bermuda)	146,600	6,711,348
Berkshire Hathaway, Inc. (Class B Stock)*	45,170	5,055,426
Cathay Financial Holding Co. Ltd. (Taiwan)	376,000	510,998
Catlin Group Ltd. (Bermuda)	9,900	75,167
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	128,600	407,698
Direct Line Insurance Group PLC (United Kingdom)	115,100	407,895
Discovery Ltd. (South Africa)	12,800	108,824

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
ING Groep NV (Netherlands), CVA*	232,300	$2,122,999
Insurance Australia Group Ltd. (Australia)	42,041	208,680
Korean Reinsurance Co. (South Korea)	29,936	274,212
Platinum Underwriters Holdings Ltd. (Bermuda)	39,860	2,280,789
Prudential PLC (United Kingdom)	93,918	1,533,012
QBE Insurance Group Ltd. (Australia)	74,346	1,029,362
Reinsurance Group of America, Inc.	80,310	5,550,224
St James’s Place PLC (United Kingdom)	112,200	920,365
StanCorp Financial Group, Inc.	184,680	9,125,039
Suncorp Group Ltd. (Australia)	141,224	1,533,852
T&D Holdings, Inc. (Japan)	13,800	184,597
Tokio Marine Holdings, Inc. (Japan)	63,800	2,013,207

		59,406,009

Internet — 1.9%
Amazon.com, Inc.*	36,390	10,105,139
eBay, Inc.*	151,760	7,849,027
Expedia, Inc.	54,150	3,257,123
Facebook, Inc. (Class A Stock)*	143,250	3,561,195
kabu.com Securities Co. Ltd. (Japan)	18,900	94,069
Kakaku.com, Inc. (Japan)	17,700	540,507
Rakuten, Inc. (Japan)	26,200	309,815
SBI Holdings, Inc. (Japan)	24,800	272,651
Sourcefire, Inc.*(a)	168,920	9,383,507
Symantec Corp.	260,150	5,845,571
Tencent Holdings Ltd. (Cayman Islands)	28,700	1,120,656
Yahoo! Japan Corp. (Japan)	1,937	953,808

		43,293,068

Internet Services — 0.2%
Google, Inc. (Class A Stock)*	4,600	4,049,702

Lodging — 0.5%
Crown Ltd. (Australia)	23,544	259,548
Las Vegas Sands Corp.	121,010	6,405,059
Sands China Ltd. (Cayman Islands)	101,600	474,784
Wyndham Worldwide Corp.	66,880	3,827,542

		10,966,933

Machinery & Equipment — 0.9%
Alstom SA (France)	26,380	865,358
Andritz AG (Austria)	14,400	738,824
Cummins, Inc.	52,330	5,675,712
Flowserve Corp.	61,540	3,323,775
IDEX Corp.	62,860	3,382,496
Komatsu Ltd. (Japan)	16,500	380,027
Kubota Corp. (Japan)	13,000	189,194
Mitsubishi Heavy Industries Ltd. (Japan)	94,000	522,599
Nordson Corp.	61,200	4,241,772
Sumitomo Heavy Industries Ltd. (Japan)	340,000	1,427,703

		20,747,460

Manufacturing — 2.5%
AptarGroup, Inc.	54,670	3,018,331
Carlisle Cos., Inc.	56,730	3,534,846
Colfax Corp.*	72,680	3,787,355
Danaher Corp.	181,140	11,466,162
Eaton Corp. PLC (Ireland)	152,500	10,036,025
General Electric Co.	412,860	9,574,223

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Manufacturing (continued)
IMI PLC (United Kingdom)	26,800	$505,143
Ingersoll-Rand PLC (Ireland)	113,400	6,295,968
Orkla ASA (Norway)	102,300	837,583
Siemens AG (Germany)	18,322	1,855,341
Smiths Group PLC (United Kingdom)	50,800	1,010,661
SPX Corp.	51,200	3,685,376

		55,607,014

Marine
Samsung Heavy Industries Co. Ltd. (South Korea)	6,700	208,482

Media — 2.0%
Comcast Corp. (Class A Stock)	294,540	12,335,335
Naspers Ltd. (South Africa) (Class N Stock)	7,700	568,350
News Corp. (Class A Stock)	331,290	10,800,054
News Corp. (Class B Stock)	18,569	534,434
Seven West Media Ltd. (Australia)	584,503	1,014,752
Sky Deutschland AG (Germany)*	79,210	550,177
Viacom, Inc. (Class B Stock)	119,550	8,135,378
Walt Disney Co. (The)	168,920	10,667,298

		44,605,778

Metals & Mining — 0.8%
African Minerals Ltd. (Bermuda)*	173,700	500,238
AngloGold Ashanti Ltd. (South Africa)	11,700	167,256
ArcelorMittal (Luxembourg)	39,600	443,213
Assa Abloy AB (Sweden) (Class B Stock)	21,800	851,983
BHP Billiton Ltd. (Australia)	83,043	2,390,220
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	85,666	247,925
Hitachi Metals Ltd. (Japan)	27,000	302,418
Iluka Resources Ltd. (Australia)	40,353	363,667
JFE Holdings, Inc. (Japan)	59,000	1,292,570
MISUMI Group, Inc. (Japan)	17,800	490,148
National Grid PLC (United Kingdom), ADR(a)	103,700	5,876,679
Nippon Steel & Sumitomo Metal Corp. (Japan)	228,000	614,289
NSK Ltd. (Japan)	126,000	1,202,022
POSCO (South Korea)	1,713	446,504
Rio Tinto Ltd. (Australia)	10,293	493,297
Rio Tinto PLC (United Kingdom)	64,400	2,619,096
Tata Steel Ltd. (India)	33,444	153,636

		18,455,161

Office Equipment & Supplies — 0.1%
Ricoh Co. Ltd. (Japan)	278,000	3,294,389

Oil, Gas & Consumable Fuels — 6.1%
Apache Corp.	38,580	3,234,161
Atmos Energy Corp.	125,430	5,150,156
Berry Petroleum Co. (Class A Stock)	48,030	2,032,630
BG Group PLC (United Kingdom)	201,278	3,420,550
BP PLC (United Kingdom)	350,876	2,435,075
Centrica PLC (United Kingdom)	453,700	2,481,624
China Oilfield Services Ltd. (China) (Class H Stock)	260,000	505,671
China Petroleum & Chemical Corp. (China) (Class H Stock)	642,000	449,249
CIMC Enric Holdings Ltd. (Cayman Islands)	116,000	179,226

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
CNOOC Ltd. (Hong Kong)	194,000	$324,934
Concho Resources, Inc.*	35,900	3,005,548
Diamondback Energy, Inc.*(a)	105,950	3,530,254
Dril-Quip, Inc.*	31,450	2,839,621
Eni SpA (Italy)	85,200	1,748,633
EQT Corp.	164,430	13,050,809
Eurasia Drilling Co. Ltd. (Cayman Islands), GDR	15,700	586,395
Exxon Mobil Corp.	222,010	20,058,603
FMC Technologies, Inc.*	97,360	5,421,005
Forum Energy Technologies, Inc.*(a)	116,060	3,531,706
Galp Energia SGPS SA (Portugal) (Class B Stock)	37,329	553,363
Gazprom OAO (Russia)	11,590	38,422
Gazprom OAO (Russia), ADR	18,465	121,315
Kunlun Energy Co. Ltd. (Bermuda)	126,000	222,429
Lukoil OAO (Russia)	2,060	118,418
Lukoil OAO (Russia), ADR	8,090	466,390
Marathon Petroleum Corp.	87,945	6,249,372
Occidental Petroleum Corp.	81,390	7,262,430
Oil Search Ltd. (Papua New Guinea)	64,173	451,977
PetroChina Co. Ltd. (China) (Class H Stock)	374,000	405,549
Petroleo Brasileiro SA (Brazil)	46,700	311,005
Phillips 66	117,690	6,933,118
PTT Exploration & Production PCL (Thailand)	26,300	134,404
Repsol SA (Spain)	43,794	924,266
Rex Energy Corp.*	138,160	2,428,853
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XEQT)	59,203	1,891,753
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XLON)	117,860	3,764,943
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	65,541	2,170,662
Schlumberger Ltd. (Netherlands)	228,200	16,352,812
Southwestern Energy Co.*	111,870	4,086,611
Surgutneftegas OAO (Russia)	224,650	175,205
Total SA (France)	92,650	4,525,297
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	9,900	241,739
Western Refining, Inc.(a)	76,570	2,149,320

		135,965,503

Paper & Forest Products
China Forestry Holdings Co. Ltd. (Cayman Islands)*	878,000	—

Pharmaceuticals — 5.1%
AbbVie, Inc.	205,610	8,499,917
Allergan, Inc.	74,380	6,265,771
AstraZeneca PLC (United Kingdom)	43,181	2,041,560
Bayer AG (Germany)	41,607	4,429,899
BioMarin Pharmaceutical, Inc.*	30,730	1,714,427
Cempra, Inc.*	112,880	883,850
Dr. Reddy’s Laboratories Ltd. (India)	11,577	432,773
Elan Corp. PLC (Ireland), ADR*	254,100	3,592,974
Endo Health Solutions, Inc.*	233,020	8,572,806
Express Scripts Holding Co.*	87,100	5,373,199
GlaxoSmithKline PLC (United Kingdom)	112,000	2,799,595
Medivation, Inc.*	100,620	4,950,504

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Merck & Co., Inc.	281,860	$13,092,397
Mitsubishi Tanabe Pharma Corp. (Japan)	116,800	1,511,199
Novartis AG (Switzerland)	55,039	3,898,443
Novo Nordisk A/S (Denmark) (Class B Stock)	11,802	1,834,768
Ono Pharmaceutical Co. Ltd. (Japan)	1,100	74,877
Onyx Pharmaceuticals, Inc.*	80,850	7,019,397
Pharmacyclics, Inc.*	15,850	1,259,599
Roche Holding AG (Switzerland)	26,684	6,622,898
Rohto Pharmaceutical Co. Ltd. (Japan)	14,000	198,621
Salix Pharmaceuticals Ltd.*	19,070	1,261,481
Sanofi (France)	56,507	5,841,695
Santen Pharmaceutical Co. Ltd. (Japan)	2,400	103,859
Ship Healthcare Holdings, Inc. (Japan)	13,400	492,598
Sino Biopharmaceutical Ltd. (Cayman Islands)	396,000	255,817
Theravance, Inc.*(a)	45,760	1,763,133
UCB SA (Belgium)	23,800	1,277,597
Valeant Pharmaceuticals International, Inc. (Canada)*	98,200	8,453,056
Warner Chilcott PLC (Ireland) (Class A Stock)	398,100	7,914,228

		112,432,938

Pipelines — 0.4%
APA Group (Australia)	58,772	322,069
Williams Cos., Inc. (The)	231,920	7,530,442

		7,852,511

Real Estate — 0.2%
Cheung Kong Holdings Ltd. (Hong Kong)	71,000	957,394
China Resources Land Ltd. (Cayman Islands)	194,000	527,069
Country Garden Holdings Co. Ltd. (Cayman Islands)	183,000	95,100
Ez Tec Empreendimentos e Participacoes SA (Brazil)	25,300	308,745
Hongkong Land Holdings Ltd. (Bermuda)	45,000	309,150
Hysan Development Co. Ltd. (Hong Kong)	46,000	198,588
KWG Property Holding Ltd. (Cayman Islands)	63,500	33,003
Lend Lease Group (Australia)	9,396	71,638
Mitsui Fudosan Co. Ltd. (Japan)	60,000	1,764,003
New World Development Co. Ltd. (Hong Kong)	815,125	1,119,639

		5,384,329

Real Estate Investment Trusts — 1.2%
American Campus Communities, Inc.	102,060	4,149,760
American Tower Corp.	99,750	7,298,707
Charter Hall Retail REIT (Australia)	113,243	394,960
Douglas Emmett, Inc.	237,920	5,936,104
Extra Space Storage, Inc.	69,040	2,894,847
Goodman Group (Australia)	112,450	499,952
Link REIT (The) (Hong Kong)	102,500	503,037
Mirvac Group (Australia)	320,010	468,496
Nomura Real Estate Office Fund, Inc. (Japan)	135	592,017
Redwood Trust, Inc.(a)	194,560	3,307,520

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Westfield Group (Australia)	57,813	$605,514

		26,650,914

Retail — 0.1%
Lululemon Athletica, Inc.*(a)	18,280	1,197,706

Retail & Merchandising — 5.6%
ABC-Mart, Inc. (Japan)	6,200	241,650
Advance Auto Parts, Inc.	106,960	8,681,943
Alsea SAB de CV (Mexico)	57,800	137,034
CP ALL PCL (Thailand)	196,600	247,216
CVS Caremark Corp.	460,280	26,318,810
Darden Restaurants, Inc.	61,040	3,081,299
Don Quijote Co. Ltd. (Japan)	6,800	330,102
Fast Retailing Co. Ltd. (Japan)	400	135,002
Foot Locker, Inc.	125,270	4,400,735
Gap, Inc. (The)	143,070	5,970,311
Hennes & Mauritz AB (Sweden) (Class B Stock)	36,289	1,193,958
Home Depot, Inc. (The)	138,410	10,722,623
Inditex SA (Spain)	11,634	1,434,991
Kering (France)	10,470	2,130,499
Kingfisher PLC (United Kingdom)	489,800	2,553,742
Lowe’s Cos., Inc.	171,890	7,030,301
Nu Skin Enterprises, Inc. (Class A Stock)(a)	66,740	4,079,149
PetSmart, Inc.	154,440	10,345,936
PVH Corp.	102,280	12,790,115
Seven & I Holdings Co. Ltd. (Japan)	75,200	2,754,076
Sundrug Co. Ltd. (Japan)	5,500	233,412
Super Retail Group Ltd. (Australia)	19,726	215,907
Swatch Group AG (The) (Switzerland)	2,220	1,212,651
Tractor Supply Co.	34,250	4,028,143
Vitamin Shoppe, Inc.*	86,240	3,867,002
Wal-Mart Stores, Inc.	113,050	8,421,095
Wesfarmers Ltd. (Australia)	23,672	856,601
Woolworths Holdings Ltd. (South Africa)	40,775	265,778
Yamada Denki Co. Ltd. (Japan)	31,380	1,270,554

		124,950,635

Savings & Loan — 0.1%
Investors Bancorp, Inc.	96,280	2,029,582

Semiconductors — 1.5%
ASML Holding NV (Netherlands)	15,099	1,191,920
Cavium, Inc.*(a)	100,730	3,562,820
Chipbond Technology Corp. (Taiwan)	132,000	321,202
MediaTek, Inc. (Taiwan)	10,000	115,286
Monolithic Power Systems, Inc.	156,580	3,775,144
NXP Semiconductors NV (Netherlands)*	286,200	8,866,476
QUALCOMM, Inc.	178,420	10,897,894
Samsung Electronics Co. Ltd. (South Korea)	1,448	1,692,458
Shinko Electric Industries Co. Ltd. (Japan)	26,800	314,823
SK Hynix, Inc. (South Korea)*	11,780	319,740
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	476,000	1,723,166

		32,780,929

Software — 2.6%
Adobe Systems, Inc.*	117,350	5,346,466

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Amadeus IT Holding SA (Spain) (Class A Stock)	34,000	$1,088,170
Bottomline Technologies de, Inc.*(a)	108,130	2,734,608
Citrix Systems, Inc.*	81,700	4,928,961
Fidelity National Information Services, Inc.	154,490	6,618,352
Guidewire Software, Inc.*	155,590	6,542,560
Kingsoft Corp. Ltd. (Cayman Islands)	115,000	189,111
Microsoft Corp.	537,350	18,554,695
Oracle Corp.	305,800	9,394,176
SAP AG (Germany)	22,753	1,661,484

		57,058,583

Telecommunications — 3.5%
ADTRAN, Inc.(a)	262,390	6,457,418
America Movil SAB de CV (Mexico) (Class L Stock)	310,700	338,097
AT&T, Inc.	44,600	1,578,840
China Mobile Ltd. (Hong Kong)	55,000	569,627
DiGi.Com Bhd (Malaysia)	167,700	252,217
Elisa OYJ (Finland)	47,200	921,617
Far EasTone Telecommunications Co. Ltd. (Taiwan)	206,000	552,102
Juniper Networks, Inc.*(a)	690,780	13,338,962
KDDI Corp. (Japan)	18,900	984,188
MegaFon OAO (Russia), GDR	4,300	132,780
Millicom International Cellular SA (Luxembourg), SDR	8,500	612,190
Mobile Telesystems OJSC (Russia), ADR	16,900	320,086
MTN Group Ltd. (South Africa)	10,300	191,574
Netgear, Inc.*	107,500	3,283,050
Nippon Telegraph & Telephone Corp. (Japan)	30,400	1,584,475
Palo Alto Networks, Inc.*(a)	108,100	4,557,496
SBA Communications Corp. (Class A Stock)*(a)	158,430	11,742,832
Singapore Telecommunications Ltd. (Singapore)	759,000	2,248,018
Softbank Corp. (Japan)	66,900	3,894,246
TDC A/S (Denmark)	375,500	3,043,266
Telecom Italia SpA (Italy)	1,222,900	852,359
Telefonica SA (Spain)*	22,436	288,647
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	248,000	276,187
Tim Participacoes SA (Brazil)	46,300	169,733
T-Mobile US, Inc.	89,030	2,208,834
Total Access Communication PCL (Thailand)	49,500	182,431
Tower Bersama Infrastructure Tbk PT (Indonesia)*	375,500	196,088
Verizon Communications, Inc.	242,740	12,219,532
Vivendi SA (France)	112,150	2,125,413
Vodafone Group PLC (United Kingdom)	1,123,300	3,219,035

		78,341,340

Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	48,800	2,502,947
Gudang Garam Tbk PT (Indonesia)	51,000	259,292

COMMON STOCKS (continued)	Shares	Value (Note 2)
Tobacco (continued)
Imperial Tobacco Group PLC (United Kingdom)	80,735	$2,799,472
ITC Ltd. (India)	27,061	147,273
Japan Tobacco, Inc. (Japan)	109,500	3,865,082
Swedish Match AB (Sweden)	44,600	1,583,056

		11,157,122

Transportation — 1.3%
ComfortDelGro Corp. Ltd. (Singapore)	812,000	1,166,932
East Japan Railway Co. (Japan)	6,500	505,911
FedEx Corp.	96,200	9,483,396
Genesee & Wyoming, Inc. (Class A Stock)*	45,700	3,877,188
Guangshen Railway Co. Ltd. (China) (Class H Stock)	454,000	182,188
Tidewater, Inc.	47,740	2,719,748
Union Pacific Corp.	69,430	10,711,660
West Japan Railway Co. (Japan)	27,700	1,174,765

		29,821,788

Water Utilities
Aguas Andinas SA (Chile) (Class A Stock)	323,300	230,297
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	33,100	341,777

		572,074

TOTAL COMMON STOCKS (cost $1,494,786,476)		1,608,278,535

EXCHANGE TRADED FUND — 0.1%
iShares MSCI Emerging Markets Index Fund (cost $2,917,088)	71,000	2,738,470

PREFERRED STOCKS — 0.3%
Aerospace & Defense
Rolls-Royce Holdings PLC (United Kingdom), (PRFC)*	6,545,000	9,955

Automobile Manufacturers — 0.2%
Volkswagen AG (Germany), (PRFC)	16,932	3,419,969

Banks — 0.1%
Banco Bradesco SA (Brazil), (PRFC)	28,070	362,299
Itau Unibanco Holding SA (Brazil), (PRFC)	49,310	636,885

		999,184

Beverages
Cia de Bebidas das Americas (Brazil), (PRFC)	19,500	727,705

Metals & Mining
Vale SA (Brazil), (PRFC A)	41,200	499,455

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil), (PRFC)	37,000	269,124

TOTAL PREFERRED STOCKS (cost $6,328,932)		5,925,392

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) — 0.1%
Airlines — 0.1%
Delta Air Lines, Inc.,
Term Loan B
4.250%	04/20/17	Ba1	$641	$649,388
Term Loan B-1
4.000%	10/18/18	Ba1	239	238,727

				888,115

Building Materials
Equinox Holdings, Inc.,
Term Loan B-1
4.499%	01/31/20	B1	145	144,637

Insurance
Asurion Corp.,
Term Loan B-1
4.500%	05/24/19	B+(d)	189	187,041
4.500%	08/13/19	B+(d)	95	99,275

				286,316

Oil, Gas & Consumable Fuels
Cheaspeake Energy,
Term Loan B
5.750%	12/02/17	Ba3	30	30,304

Software
First Data Corp.,
Term Loan
4.193%	03/24/18	B1	55	53,545

TOTAL BANK LOANS (cost $1,365,802)				1,402,917

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889%(c)	07/10/44	BBB+(d)	370	410,369
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2007-1, Class A4
5.451%	01/15/49	Aaa	500	554,338
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class A4
5.331%	02/11/44	Aaa	1,000	1,094,919
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.885%(c)	12/10/49	Aaa	1,000	1,132,128
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	1,000	1,103,891
Series 2007-CD4, Class A4
5.322%	12/11/49	Aaa	1,148	1,263,760
Commercial Mortgage Trust,
Series 2006-GG7, Class A4
6.056%(c)	07/10/38	Aaa	745	825,797
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	481	529,483
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	Aa3	1,290	1,430,773

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444%	03/10/39	Aaa	$3,398	$3,755,918
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4
5.560%	11/10/39	Aaa	500	553,749
Series 2007-EOP, Class A2, 144A
1.260%(c)	03/06/20	Aaa	210	210,529
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	A2	130	131,048
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB19, Class A4
5.901%(c)	02/12/49	Aa2	710	796,096
Series 2007-LD11, Class A4
6.003%(c)	06/15/49	A3	5,175	5,791,322
Series 2007-LDPX, Class A3
5.420%	01/15/49	Aaa	500	553,587
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40	A+(d)	1,000	1,111,112
Series 2007-C7, Class A3
5.866%(c)	09/15/45	AA-(d)	1,633	1,820,399
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	230	251,309
Series 2007-5, Class A4
5.378%	08/12/48	Aa2	2,965	3,254,965
Series 2007-6, Class A4
5.485%(c)	03/12/51	Aaa	400	442,581
ML-CFC Commercial Mortgage Trust,
Series 2007-7, Class A4
5.810%(c)	06/12/50	Aa2	94	105,033
Morgan Stanley Capital I, Inc.,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	Aa2	1,375	1,531,089
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class A5
5.342%	12/15/43	Aa3	3,980	4,417,322
Series 2007-C31, Class A4
5.509%	04/15/47	Aa2	1,480	1,626,970
Series 2007-C32, Class A3
5.937%(c)	06/15/49	Aa3	4,105	4,591,401
Series 2007-C33, Class A4
6.122%(c)	02/15/51	Aaa	2,087	2,321,644
Series 2007-C33, Class A5
6.122%(c)	02/15/51	Aaa	1,000	1,138,021

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $42,162,977)				42,749,553

CORPORATE BONDS — 9.3%
Advertising
MDC Partners, Inc. (Canada),
Gtd. Notes, 144A
6.750%	04/01/20	B3	165	164,587

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Aerospace & Defense — 0.1%
GenCorp, Inc.,
Sec’d. Notes, 144A
7.125%	03/15/21	Ba3	$40	$41,400
TransDigm, Inc.,
Gtd. Notes, 144A
5.500%	10/15/20	B3	570	538,650
Sr. Sub. Debs., 144A
7.500%	07/15/21	Caa1	205	209,613
Triumph Group, Inc.,
Gtd. Notes, 144A
4.875%	04/01/21	Ba3	225	223,875

				1,013,538

Airlines
Air Canada (Canada),
Sec’d. Notes, 144A
12.000%	02/01/16	Caa2	180	196,875
Continental Airlines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates
6.250%	10/22/21	Ba2	115	118,163
Delta Air Lines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
6.875%	05/07/19	Ba2	135	143,135
UAL 2009-2A Pass-Through Trust,
Pass-Through Certificates
9.750%	07/15/18	Baa3	142	163,585
United Continental Holdings, Inc.,
Gtd. Notes
6.375%	06/01/18	B2	10	9,825
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25	Ba1	70	67,375
US Airways Group, Inc.,
Gtd. Notes
6.125%	06/01/18	Caa2	130	122,850

				821,808

Apparel & Textile
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	Ba3	385	410,506

Auto Parts & Equipment
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	B2	180	182,925
TRW Automotive, Inc.,
Gtd. Notes, 144A
4.500%	03/01/21	Ba2	40	39,900

				222,825

Automobile Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	B1	565	616,556
8.250%	06/15/21	B1	80	88,300
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	02/01/23	Ba3	430	417,100

				1,121,956

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks — 1.4%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17	Baa2	$285	$298,490
5.650%	05/01/18	Baa1	155	172,202
5.700%	01/24/22	Baa2	530	588,324
5.750%	12/01/17	Baa1	1,085	1,205,842
5.875%	01/05/21	Baa1	1,000	1,125,486
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	Baa2	1,000	945,147
Bank of America NA,
Sub. Notes
5.300%	03/15/17	A3	315	341,644
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/17	Ba3	110	110,550
5.000%	05/15/17	Ba3	115	117,444
5.000%	08/15/22	Ba3	130	129,025
5.375%	05/15/20	Ba3	175	179,156
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	Ba3	345	356,213
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.375%	03/01/23	Baa2	800	765,291
3.953%	06/15/16	A3	331	348,897
4.750%	05/19/15	A3	500	528,801
6.125%	05/15/18	A3	247	282,750
Sub. Notes
4.050%	07/30/22	Baa3	195	187,416
Credit Suisse NY (Switzerland),
Sub. Notes
6.000%	02/15/18	Aa2	360	404,364
Discover Bank,
Sub. Notes
7.000%	04/15/20	Ba1	866	1,010,646
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	Baa2	300	323,062
Fifth Third Capital Trust IV,
Ltd. Gtd. Notes
6.500%(c)	04/15/67	Baa3	108	107,595
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.250%	07/27/21	A1	123	131,598
5.750%	01/24/22	A3	1,330	1,467,007
5.950%	01/18/18	A1	360	402,782
6.150%	04/01/18	A1	350	394,394
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	A2	372	362,928
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	Baa2	200	238,630
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.150%	07/05/16	Aa3	451	468,409
3.200%	01/25/23	A2	862	818,303
3.250%	09/23/22	A2	1,695	1,609,236
4.350%	08/15/21	Aa3	265	276,062
4.500%	01/24/22	A2	2,200	2,303,668

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
6.300%	04/23/19	Aa3	$300	$348,509
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	Aa2	500	569,546
KeyBank NA,
Sub. Notes
5.800%	07/01/14	Baa1	599	626,425
M&I Marshall & Ilsley Bank,
Sub. Notes
5.000%	01/17/17	A2	869	928,659
Morgan Stanley,
Notes, MTN
6.625%	04/01/18	A2	200	226,691
Sr. Unsec’d. Notes
2.125%	04/25/18	Baa1	1,350	1,291,992
3.750%	02/25/23	Baa1	598	571,857
5.750%	01/25/21	A2	1,294	1,404,575
Sub. Notes
4.100%	05/22/23	Baa2	235	217,121
4.875%	11/01/22	Baa2	830	819,958
Regions Bank,
Sub. Notes
6.450%	06/26/37	Ba3	273	286,650
7.500%	05/15/18	Ba3	250	291,602
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.000%	05/15/18	Ba1	581	549,225
5.750%	06/15/15	Ba3	923	995,686
7.750%	11/10/14	Ba3	321	346,866
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.100%	06/10/23	Ba2	760	721,022
6.125%	12/15/22	Ba2	791	752,692
SunTrust Bank,
Sr. Unsec’d. Notes
2.750%	05/01/23	A3	703	646,825
Synovus Financial Corp.,
Sr. Unsec’d. Notes
7.875%	02/15/19	B2	300	332,250
Wells Fargo & Co.,
Sub. Notes
3.450%	02/13/23	A3	500	477,518

				30,407,031

Beverages — 0.1%
Beam, Inc.,
Sr. Unsec’d. Notes
1.750%	06/15/18	Baa2	309	302,615
1.875%	05/15/17	Baa2	79	78,860
3.250%	06/15/23	Baa2	202	192,568
5.375%	01/15/16	Baa2	72	78,694
6.375%	06/15/14	Baa2	161	169,347
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	Baa1	258	250,673
2.750%	04/01/23	Baa1	269	246,618

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Beverages (continued)
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
3.750%	01/15/22	Baa1	$707	$719,504

				2,038,879

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.150%	11/15/41	Baa1	1,652	1,645,293
5.375%	05/15/43	Baa1	1,198	1,239,052
5.650%	06/15/42	Baa1	381	406,481

				3,290,826

Building Materials — 0.1%
Associated Materials LLC/AMH New Finance, Inc.,
Sr. Sec’d. Notes
9.125%	11/01/17	Caa1	15	15,750
Sr. Sec’d. Notes, 144A
9.125%	11/01/17	Caa1	50	52,500
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	Ba3	210	223,125
6.875%	08/15/18	Ba3	400	422,000
Headwaters, Inc.,
Sec’d. Notes
7.625%	04/01/19	B2	60	62,700
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22	Ba3	110	115,500
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20	Caa2	200	215,500
USG Corp.,
Gtd. Notes, 144A
7.875%	03/30/20	B2	35	38,150
Sr. Unsec’d. Notes
9.750%	01/15/18	Caa2	90	102,150

				1,247,375

Chemicals — 0.2%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	03/15/16	Ba1	45	45,225
3.875%	04/15/18	Ba1	90	89,100
Axiall Corp.,
Gtd. Notes, 144A
4.875%	05/15/23	Ba3	75	71,250
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22	Ba2	75	73,594
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.500%	02/15/16	Baa3	1,180	1,216,172
4.125%	11/15/21	Baa3	576	589,040
4.250%	11/15/20	Baa3	126	132,686
4.375%	11/15/42	Baa2	164	145,149
Eagle Spinco, Inc.,
Gtd. Notes, 144A
4.625%	02/15/21	Ba3	40	38,400

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
Hexion US Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	04/15/20	B-(d)	$170	$169,575
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19	B1	190	207,575
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19	Ba3	135	134,663
Orion Engineered Carbons Bondco GmbH (Germany),
Sr. Sec’d. Notes, 144A
9.625%	06/15/18	B2	200	216,500
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20	Ba2	245	246,225
Tronox Finance LLC,
Gtd. Notes, 144A
6.375%	08/15/20	B2	115	108,387

				3,483,541

Commercial Services — 0.1%
Ceridian Corp.,
Gtd. Notes
11.250%	11/15/15	Caa2	220	223,025
Emergency Medical Services Corp.,
Gtd. Notes
8.125%	06/01/19	B3	300	318,750
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	Ba2	585	615,713
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	B2	100	105,750
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, 144A, PIK
8.125%	06/15/18	Caa1	375	397,031

				1,660,269

Computers
Brocade Communications Systems, Inc.,
Gtd. Notes, 144A
4.625%	01/15/23	B1	160	148,800
NCR Corp.,
Gtd. Notes
4.625%	02/15/21	Ba3	170	162,350
Seagate HDD Cayman (Cayman Islands),
Gtd. Notes, 144A
4.750%	06/01/23	Ba1	105	97,913

				409,063

Construction & Engineering
Lennar Corp.,
Gtd. Notes
6.950%	06/01/18	Ba3	365	394,200
Gtd. Notes, 144A
4.125%	12/01/18	Ba3	170	161,075

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Construction & Engineering (continued)
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	Ba3	$105	$99,750

				655,025

Consumer Products & Services
First Quality Finance Co., Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	05/15/21	B2	65	61,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.500%	05/15/18	Caa2	110	113,300
Sr. Sec’d. Notes
5.750%	10/15/20	B1	350	352,625
7.875%	08/15/19	B1	300	327,000

				854,675

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	B3	700	674,625
Ball Corp.,
Gtd. Notes
4.000%	11/15/23	Ba1	435	402,375
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23	Ba2	635	598,487
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21	Ba3	245	237,037
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20	B1	65	68,575

				1,981,099

Distribution/Wholesale
HD Supply, Inc.,
Gtd. Notes
10.500%	01/15/21	Caa2	45	46,575
Sr. Sec’d. Notes
8.125%	04/15/19	B1	15	16,425
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20	Caa1	375	379,687

				442,687

Diversified Financial Services — 0.3%
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.250%	12/01/19	Ba3	85	88,294
6.750%	04/15/17	Ba3	270	283,500
9.750%	08/01/18	Ba3	15	16,425
Aon Corp.,
Gtd. Notes
3.125%	05/27/16	Baa2	400	417,281
5.000%	09/30/20	Baa2	205	224,809
Discover Financial Services,
Sr. Unsec’d. Notes
5.200%	04/27/22	Ba1	304	313,779

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.700%	05/09/16	Baa3	$762	$749,568
General Electric Capital Corp.,
Sr. Sec’d. Notes
1.000%	12/11/15	Aa3	346	345,483
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
4.750%	08/15/17	Ba3	315	322,875
Sr. Unsec’d. Notes, 144A
2.750%	05/15/16	Ba3	70	68,863
3.250%	05/15/18	Ba3	40	38,900
4.250%	05/15/23	Ba3	35	32,594
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.625%	10/02/15	Baa1	163	162,472
2.125%	10/02/17	Baa1	180	174,021
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
7.750%	01/15/16	Ba3	200	206,500
8.000%	01/15/18	Ba3	575	603,750
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.750%	09/01/16	Ba2	500	540,000
Sr. Unsec’d. Notes
3.875%	04/15/18	Ba3	140	131,600
5.875%	04/01/19	Ba3	380	383,800
5.875%	08/15/22	Ba3	280	277,550
6.250%	05/15/19	Ba3	225	231,187
8.250%	12/15/20	Ba3	10	11,237
8.625%	01/15/22	Ba3	65	74,750
Merrill Lynch & Co., Inc.,
Sub. Notes
6.110%	01/29/37	Baa3	215	211,638

				5,910,876

Electric Utilities — 0.6%
AES Corp. (The),
Sr. Unsec’d. Notes
4.875%	05/15/23	Ba3	75	69,937
7.375%	07/01/21	Ba3	710	779,225
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	Baa2	171	166,234
2.950%	12/15/22	Baa2	162	150,805
Atlantic Power Corp. (Canada),
Gtd. Notes
9.000%	11/15/18	B1	440	446,600
Dominion Resources, Inc.,
Jr. Sub. Notes
2.576%(c)	09/30/66	Baa3	621	581,614
DPL, Inc.,
Sr. Unsec’d. Notes
6.500%	10/15/16	Ba1	515	538,175
7.250%	10/15/21	Ba1	120	124,200
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21	Ba1	338	380,178
6.400%	09/15/20	Ba1	536	623,826

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric Utilities (continued)
Edison International,
Sr. Unsec’d. Notes
3.750%	09/15/17	Baa2	$91	$96,242
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	Baa3	403	392,335
4.250%	03/15/23	Baa3	633	588,130
7.375%	11/15/31	Baa3	507	534,680
FirstEnergy Solutions Corp.,
Gtd. Notes
6.050%	08/15/21	Baa3	879	968,961
GenOn Americas Generation LLC,
Sr. Unsec’d. Notes
9.125%	05/01/31	B3	475	508,250
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%	10/15/18	B3	640	710,400
9.875%	10/15/20	B3	70	77,000
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	Baa3	325	335,599
4.800%	02/15/44	Baa3	1,000	905,498
5.250%	02/15/43	Baa3	351	342,940
5.400%	07/15/14	Baa3	500	522,547
5.800%	02/01/42	Baa3	160	164,792
5.950%	06/15/41	Baa3	331	347,754
6.400%	03/15/18	Baa3	310	360,107
Northeast Utilities,
Sr. Unsec’d. Notes
1.450%	05/01/18	Baa2	148	143,653
2.800%	05/01/23	Baa2	673	628,848
NSG Holdings LLC/NSG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	12/15/25	Ba1	200	207,000
Pepco Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	10/01/15	Baa3	406	417,689
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	Baa3	331	313,614
PPL Energy Supply LLC,
Sr. Unsec’d. Notes
6.500%	05/01/18	Baa2	313	362,602
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/21	Baa2	700	743,385
PSEG Power LLC,
Gtd. Notes
2.750%	09/15/16	Baa1	72	74,243
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.625%	07/15/22	Ba1	40	42,408
TECO Finance, Inc.,
Gtd. Notes
4.000%	03/15/16	Baa3	300	319,814

				13,969,285

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electronic Components & Equipment — 0.1%
313 Group, Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/01/20	Caa1	$180	$171,450
APX Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	12/01/19	B1	330	313,500
Flextronics International Ltd. (Singapore),
Gtd. Notes, 144A
4.625%	02/15/20	Ba1	455	441,350
Sanmina-SCI Corp.,
Gtd. Notes, 144A
7.000%	05/15/19	B2	360	370,800
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	B1	45	47,475

				1,344,575

Entertainment & Leisure — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.250%	03/15/21	B1	85	81,600
Cinemark USA, Inc.,
Gtd. Notes, 144A
4.875%	06/01/23	B2	300	288,000
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	B3	15	16,425
GWR Operating Partnership LLP,
First Mortgage
10.875%	04/01/17	B3	300	327,750
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	06/15/23	B3	300	290,250
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Unsec’d. Notes
5.250%	11/15/22	Ba1	270	264,600
7.500%	10/15/27	Ba1	355	385,175

				1,653,800

Environmental Control
ADS Waste Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	10/01/20	Caa1	120	122,400
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	Ba2	45	45,337
5.250%	08/01/20	Ba2	65	65,975
Covanta Holding Corp.,
Sr. Unsec’d. Notes
6.375%	10/01/22	Ba3	50	50,530
7.250%	12/01/20	Ba3	225	235,932
Tervita Corp. (Canada),
Gtd. Notes, 144A
9.750%	11/01/19	Caa2	145	134,850
Sr. Sec’d. Notes, 144A
8.000%	11/15/18	B2	60	60,300

				715,324

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Foods — 0.2%
ARAMARK Corp.,
Gtd. Notes, 144A
5.750%	03/15/20	B3	$65	$66,463
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23	Ba1	200	203,750
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18	Baa2	156	153,361
3.200%	01/25/23	Baa2	1,081	1,033,729
4.650%	01/25/43	Baa2	202	187,118
ESAL GmbH (Austria),
Gtd. Notes, 144A
6.250%	02/05/23	BB(d)	400	365,200
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20	B1	325	310,781
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	02/01/20	Ba3	590	618,025
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.500%	08/11/17	Baa2	800	930,120
Mondelez International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	800	897,323
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	B1	115	123,050

				4,888,920

Healthcare Products
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
9.875%	04/15/18	Caa1	30	31,350
Sec’d. Notes
8.750%	03/15/18	B3	5	5,400

				36,750

Healthcare Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
1.500%	11/15/17	Baa2	55	53,399
2.750%	11/15/22	Baa2	222	204,459
4.125%	11/15/42	Baa2	124	108,817
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.750%	08/15/22	B2	275	274,313
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	B3	400	443,000
8.000%	10/01/18	B3	120	137,850
Sr. Sec’d. Notes
7.875%	02/15/20	Ba3	60	64,613
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	B1	90	87,525
7.250%	10/01/18	B1	455	485,713

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare Services (continued)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.625%	03/15/19	A3	$144	$139,189
2.750%	02/15/23	A3	75	69,807
2.875%	03/15/23	A3	621	583,500
3.950%	10/15/42	A3	103	88,621
4.250%	03/15/43	A3	500	456,155
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	Baa2	1,149	1,093,794
4.650%	01/15/43	Baa2	518	482,821

				4,773,576

Holding Companies
Boart Longyear Management Pty Ltd. (Australia),
Gtd. Notes, 144A
7.000%	04/01/21	Ba2	470	442,975
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	Caa1	215	222,525

				665,500

Home Construction — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22	B2	40	39,250
DR Horton, Inc.,
Gtd. Notes
3.625%	02/15/18	Ba2	170	167,025
4.375%	09/15/22	Ba2	220	209,000
4.750%	02/15/23	Ba2	55	52,937
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	B3	260	296,400
8.375%	01/15/21	B3	685	780,900
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23	Ba1	155	144,150

				1,689,662

Insurance — 0.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/16	Baa1	144	157,733
4.875%	06/01/22	Baa1	173	184,405
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16	Baa1	517	576,089
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/17	Baa3	1,000	1,060,430
5.125%	04/15/22	Baa3	449	488,564
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	Baa2	334	352,316
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35	Baa2	260	277,698

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21	Baa2	$100	$107,887
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	A1	145	150,120
MetLife, Inc.,
Sr. Unsec’d. Notes
1.756%	12/15/17	A3	217	213,630
3.048%	12/15/22	A3	442	417,804
4.750%	02/08/21	A3	920	1,002,628
6.750%	06/01/16	A3	500	572,266
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.000%	01/10/23	Aa3	255	239,450
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	Aa2	209	235,301
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	A3	123	163,467
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	Baa1	563	510,481
6.000%	02/10/20	Baa1	1,594	1,779,451
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3	751	827,719
5.750%	08/15/42	Baa2	614	651,218

				9,968,657

Internet
IAC/InterActiveCorp,
Gtd. Notes, 144A
4.750%	12/15/22	Ba1	90	85,050
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	02/01/21	Ba3	120	119,400
VeriSign, Inc.,
Gtd. Notes, 144A
4.625%	05/01/23	Baa3	255	247,350
Zayo Group LLC/Zayo Capital, Inc.,
Sr. Sec’d. Notes
8.125%	01/01/20	B1	220	238,700

				690,500

Lodging — 0.1%
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21	B3	390	405,600
MCE Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
5.000%	02/15/21	B1	510	478,125
MGM Resorts International,
Gtd. Notes
6.750%	10/01/20	B3	190	196,650
7.625%	01/15/17	B3	800	874,000
8.625%	02/01/19	B3	55	62,150

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Lodging (continued)
NCL Corp. Ltd. (Bermuda),
Gtd. Notes, 144A
5.000%	02/15/18	B2	$320	$313,600
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	B2	140	135,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
First Mortgage
5.375%	03/15/22	BBB-(d)	235	237,350
Sr. Unsec’d. Notes, 144A
4.250%	05/30/23	Ba2	100	92,500
Unsec’d. Notes
7.750%	08/15/20	Ba2	230	255,392

				3,051,167

Manufacturing — 0.1%
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda),
Gtd. Notes, 144A
2.875%	01/15/19	Baa2	58	57,216
4.250%	06/15/23	Baa2	405	402,457
5.750%	06/15/43	Baa2	291	295,724
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22	B2	295	309,750
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
8.750%	02/01/19	B1	355	339,025

				1,404,172

Media — 0.6%
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	B1	195	188,175
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	B1	200	215,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	09/30/22	B1	500	475,000
6.500%	04/30/21	B1	260	271,050
7.000%	01/15/19	B1	490	519,400
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	B3	180	169,200
6.375%	09/15/20	B3	165	167,887
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
6.500%	11/15/22	B1	370	380,450
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20	BB-(d)	30	29,175
Comcast Corp.,
Gtd. Notes
4.650%	07/15/42	A3	1,458	1,398,120
5.700%	05/15/18	Baa1	400	466,223
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22	Baa2	153	143,946

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19	Baa2	$200	$225,079
Discovery Communications LLC,
Gtd. Notes
3.250%	04/01/23	Baa2	71	66,579
4.875%	04/01/43	Baa2	166	153,451
DISH DBS Corp.,
Sr. Notes, 144A
4.250%	04/01/18	Ba3	55	53,900
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20	Caa1	45	48,600
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes, 144A
9.750%	04/01/21	B2	387	395,707
NBCUniversal Media LLC,
Gtd. Notes
3.650%	04/30/15	Baa2	400	420,295
4.375%	04/01/21	Baa2	940	1,013,972
Gtd. Notes, 144A
6.400%	04/30/40	Baa2	200	239,183
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	235	254,828
6.150%	02/15/41	Baa1	1,623	1,802,299
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
4.500%	10/01/20	B2	120	115,200
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	B2	245	238,875
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19	Ba2	455	451,587
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42	Baa2	860	666,916
5.500%	09/01/41	Baa2	500	439,391
6.750%	07/01/18	Baa2	295	337,673
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42	Baa2	500	475,727
5.375%	10/15/41	Baa2	556	562,271
6.200%	03/15/40	Baa2	320	352,227
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/23	Ba3	200	189,000
7.500%	03/15/19	Ba3	150	157,875
Viacom, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/17	Baa1	208	217,796
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes
10.250%	07/15/19	Caa1	145	154,063

				13,456,120

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining — 0.1%
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19	B2	$210	$170,100
6.250%	06/01/21	B2	10	7,950
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
3.850%	04/01/22	Baa2	224	188,478
Sr. Unsec’d. Notes, 144A
4.100%	05/01/23	Baa2	563	470,362
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	B1	30	31,575
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/03/21	A1	247	240,914
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	02/01/16	B1	485	484,394
7.000%	11/01/15	B1	415	419,150
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	03/15/23	Baa3	285	257,951
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18	B3	230	224,825
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22	B2	195	186,713
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18	B3	95	98,444
Steel Dynamics, Inc.,
Gtd. Notes, 144A
5.250%	04/15/23	Ba2	30	29,400

				2,810,256

Oil, Gas & Consumable Fuels — 1.2%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	1,286	1,478,874
Antero Resources Finance Corp.,
Gtd. Notes
6.000%	12/01/20	B2	360	354,600
7.250%	08/01/19	B2	400	417,000
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.248%	11/01/16	A2	880	901,157
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	Ba3	1,270	1,333,500
6.875%	11/15/20	Ba3	340	368,900
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19	Ba3	265	262,350
Chevron Corp.,
Sr. Unsec’d. Notes
2.427%	06/24/20	Aa1	282	280,393
3.191%	06/24/23	Aa1	711	707,552

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.,
Gtd. Notes, 144A
4.500%	04/15/23	Ba2	$95	$92,387
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	B1	410	378,225
6.375%	08/15/21	B1	300	315,000
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20	B2	395	446,350
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	B2	405	433,350
Sr. Sec’d. Notes
6.875%	05/01/19	Ba3	180	192,600
EPL Oil & Gas, Inc.,
Gtd. Notes
8.250%	02/15/18	Caa1	25	25,750
Exterran Holdings, Inc.,
Gtd. Notes
7.250%	12/01/18	Ba3	200	212,000
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes, 144A
6.000%	04/01/21	B2	180	177,300
FMC Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	10/01/17	Baa2	61	59,989
3.450%	10/01/22	Baa2	111	106,331
Forbes Energy Services Ltd.,
Gtd. Notes
9.000%	06/15/19	Caa1	200	197,000
Forest Oil Corp.,
Gtd. Notes, 144A
7.500%	09/15/20	B3	195	185,250
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.875%	04/01/20	Ba3	50	50,250
Gtd. Notes, 144A
5.000%	03/01/21	Ba3	95	88,113
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	05/15/19	B2	15	14,663
8.625%	04/15/20	B2	300	315,000
Gtd. Notes, 144A
6.250%	11/01/19	B2	415	395,287
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	03/01/21	Baa2	330	363,923
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
6.300%	08/01/16	Baa1	157	177,583
Northern Tier Energy LLC/Northern Tier Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	11/15/20	B1	155	156,550
Offshore Group Investment Ltd. (Cayman Islands),
Sr. Sec’d. Notes
7.500%	11/01/19	B3	190	198,075
Sr. Sec’d. Notes, 144A
7.125%	04/01/23	B3	75	73,687

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19	Ba3	$535	$553,725
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes
8.250%	02/15/20	Ba3	85	89,037
Petrobras Global Finance BV (Netherlands),
Gtd. Notes
4.375%	05/20/23	A3	6,637	6,088,399
5.625%	05/20/43	A3	555	481,712
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
3.875%	01/27/16	A3	208	213,996
5.375%	01/27/21	A3	942	946,422
5.750%	01/20/20	A3	383	398,465
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	Baa1	281	286,620
5.500%	01/21/21	Baa1	322	342,930
5.500%	06/27/44	Baa1	1,348	1,213,200
6.500%	06/02/41	Baa1	800	826,000
Gtd. Notes, 144A
3.500%	01/30/23	Baa1	1,510	1,392,975
5.500%	06/27/44	Baa1	1,680	1,512,000
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18	Ba2	300	326,250
Phillips 66,
Gtd. Notes
4.300%	04/01/22	Baa1	316	326,499
5.875%	05/01/42	Baa1	270	297,605
Precision Drilling Corp. (Canada),
Gtd. Notes
6.625%	11/15/20	Ba1	200	203,000
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
10.000%	02/15/20	B3	135	142,256
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	Baa1	361	365,632
2.875%	10/01/22	Baa1	296	276,615
SESI LLC,
Gtd. Notes
7.125%	12/15/21	Ba2	105	113,400
Transocean, Inc. (Cayman Islands),
Gtd. Notes
5.050%	12/15/16	Baa3	136	147,890
Walter Energy, Inc.,
Gtd. Notes, 144A
8.500%	04/15/21	B3	115	91,425
Western Refining, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21	B2	95	92,863

				27,487,905

Paper & Forest Products
Sappi Papier Holding GmbH (Austria),
Sr. Sec’d. Notes, 144A
7.750%	07/15/17	Ba2	200	211,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Gtd. Notes, 144A
1.750%	11/06/17	Baa1	$447	$437,934
Sr. Unsec’d. Notes, 144A
2.900%	11/06/22	Baa1	459	429,230
4.400%	11/06/42	Baa1	448	416,131
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	Baa3	275	285,960
4.750%	11/15/21	Baa3	1,105	1,182,185
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20	Baa3	295	303,446
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.375%	10/15/20	B1	250	247,187
6.875%	12/01/18	B1	600	615,000
VPI Escrow Corp. (Canada),
Sr. Unsec’d. Notes
6.750%	08/15/18	B1	215	220,375
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17	Baa3	169	164,751
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A
1.875%	02/01/18	Baa2	68	66,569
3.250%	02/01/23	Baa2	766	727,790
4.700%	02/01/43	Baa2	166	155,021

				5,251,579

Pipelines — 0.5%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23	Ba3	235	217,963
5.875%	04/15/21	Ba3	380	385,700
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes
6.125%	07/15/22	Ba3	445	450,563
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
7.750%	04/01/19	B3	300	309,000
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	Baa2	1,094	1,114,231
5.350%	03/15/20	Baa2	2,325	2,475,641
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17	Baa3	194	191,498
3.875%	03/15/23	Baa3	144	135,055
EL Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
4.100%	11/15/15	Ba1	488	518,653
5.000%	10/01/21	Ba1	129	138,405
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21	Baa2	509	517,521
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20	Ba2	10	10,925

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
Gibson Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	07/15/21	Ba3	$175	$174,563
Kinder Morgan Finance Co. LLC,
Sr. Sec’d. Notes, 144A
6.000%	01/15/18	Ba2	95	99,740
Midcontinent Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.450%	09/15/14	Ba1	420	433,620
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	Baa2	1,000	982,917
3.950%	09/15/15	Baa3	350	371,208
SemGroup LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/15/21	B3	210	212,100
Southern Natural Gas Co./Southern Natural Issuing Corp.,
Sr. Unsec’d. Notes
4.400%	06/15/21	Baa3	102	106,552
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	Baa2	500	451,092
5.650%	03/01/20	Baa2	350	388,243
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	06/15/16	Baa3	114	116,875
4.600%	06/15/21	Baa3	75	76,408
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.375%	08/01/22	Ba3	154	161,315
7.875%	10/15/18	Ba3	60	63,900
Gtd. Notes, 144A
4.250%	11/15/23	Ba3	100	89,250
5.250%	05/01/23	Ba3	275	263,313
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21	Baa3	377	404,544
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3	50	50,399

				10,911,194

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	Baa3	144	138,185
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23	Ba1	90	85,275
6.625%	10/15/20	Ba1	515	543,325
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22	Baa2	80	74,743
Regency Centers LP,
Gtd. Notes
5.250%	08/01/15	Baa2	167	179,612

				1,021,140

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.600%	04/01/22	Baa2	$94	$95,798
BioMed Realty LP,
Gtd. Notes
3.850%	04/15/16	Baa3	280	293,605
4.250%	07/15/22	Baa3	155	152,393
6.125%	04/15/20	Baa3	540	604,204
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23	Baa2	1,500	1,385,550
3.850%	02/01/23	Baa2	785	770,892
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	Baa3	427	401,526
4.950%	04/15/18	Baa3	225	239,624
5.700%	05/01/17	Baa3	264	287,958
7.500%	05/15/15	Baa3	55	60,897
Camden Property Trust,
Sr. Unsec’d. Notes
2.950%	12/15/22	Baa1	161	146,278
5.375%	12/15/13	Baa1	550	561,045
CommonWealth REIT,
Sr. Unsec’d. Notes
5.750%	11/01/15	Baa2	42	44,428
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22	Baa3	253	255,679
4.750%	04/15/18	Baa3	700	752,154
9.625%	03/15/16	Baa3	142	169,093
Digital Realty Trust LP,
Gtd. Notes
4.500%	07/15/15	Baa2	100	104,914
5.250%	03/15/21	Baa2	134	139,777
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23	Baa2	249	230,428
3.875%	10/15/22	Baa2	411	389,318
4.375%	06/15/22	Baa2	198	195,842
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22	Baa2	1,400	1,317,519
5.375%	10/15/15	Baa3	39	42,340
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23	Baa1	1,000	918,880
4.625%	12/15/21	Baa1	1,610	1,705,397
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	Baa2	180	176,730
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23	Baa1	1,022	947,816
4.125%	06/15/22	Baa1	169	167,138
4.750%	10/01/20	Baa1	2,168	2,282,787
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
2.500%	12/15/17	Baa2	311	305,678
3.150%	05/15/23	Baa2	634	564,972

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
4.500%	04/18/22	Baa2	$908	$912,488
PPF Funding, Inc.,
Notes, 144A
5.125%	06/01/15	Baa2	40	41,800
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23	B1	40	39,200
8.125%	11/01/18	B1	277	297,083
Simon Property Group LP,
Sr. Unsec’d. Notes
2.750%	02/01/23	A3	278	255,199
2.800%	01/30/17	A3	66	67,943
4.125%	12/01/21	A3	1,000	1,038,410
4.200%	02/01/15	A3	600	625,005
Tanger Properties LP,
Sr. Unsec’d. Notes
6.125%	06/01/20	Baa2	335	391,282
6.150%	11/15/15	Baa2	315	351,725
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
2.000%	02/15/18	Baa2	272	263,290
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22	Baa2	96	88,025

				20,082,110

Retail & Merchandising — 0.1%
Bon-Ton Department Stores, Inc. (The),
Sec’d. Notes, 144A
8.000%	06/15/21	Caa1	220	223,575
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	03/15/19	B2	135	148,500
Sr. Unsec’d. Notes, 144A
7.750%	06/01/20	Caa2	25	24,187
CST Brands, Inc.,
Gtd. Notes, 144A
5.000%	05/01/23	Ba3	15	14,625
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	Caa2	865	954,744
9.500%	06/15/17	Caa2	715	742,027
Gtd. Notes, 144A
6.750%	06/15/21	Caa2	320	314,400
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	Baa1	199	196,510

				2,618,568

Savings & Loan
RBS Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22	BBB+(d)	546	530,521

Semiconductors
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18	B3	200	196,000
5.750%	02/15/21	B3	375	379,687

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Semiconductors (continued)
				$575,687

Software — 0.1%
Audatex North America, Inc.,
Gtd. Notes, 144A
6.000%	06/15/21	Ba2	$170	169,575
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	Caa1	260	274,950
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	B1	240	244,200
7.375%	06/15/19	B1	455	467,513
MModal, Inc.,
Sr. Notes, 144A
10.750%	08/15/20	Caa2	110	88,550
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	Ba3	575	562,063

				1,806,851

Telecommunications — 0.6%
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29	B2	145	109,837
6.500%	01/15/28	B2	90	67,500
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	12/15/19	B1	445	475,037
Altice Finco SA (Luxembourg),
Sr. Notes, 144A
9.875%	12/15/20	B3	200	214,222
America Movil SAB de CV (Mexico),
Gtd. Notes
2.375%	09/08/16	A2	200	202,642
AT&T, Inc.,
Sr. Unsec’d. Notes
5.350%	09/01/40	A2	1,507	1,524,841
5.550%	08/15/41	A2	1,494	1,555,560
6.300%	01/15/38	A2	300	333,530
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.150%	06/15/17	Baa3	37	38,943
6.000%	04/01/17	Baa3	92	99,130
6.150%	09/15/19	Baa3	203	211,120
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	B1	600	567,000
7.000%	02/15/20	B1	400	404,000
8.250%	09/01/17	B1	100	104,000
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21	B1	430	412,800
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16	Baa3	235	263,326
7.995%	06/01/36	Baa3	125	131,893
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	04/01/19	B3	375	392,344
7.500%	04/01/21	B3	320	336,000

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Gtd. Notes, 144A
5.500%	08/01/23	B3	$110	$103,400
6.625%	12/15/22	Caa1	440	426,800
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.750%	06/01/21	Caa3	280	282,800
Lynx I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	Ba3	200	201,000
Lynx II Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	04/15/23	B2	200	201,500
NeuStar, Inc.,
Gtd. Notes, 144A
4.500%	01/15/23	Ba3	135	127,575
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	B2	130	101,075
10.000%	08/15/16	Caa1	80	77,600
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	10/01/19	B2	65	64,350
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	B3	70	67,200
Sprint Nextel Corp.,
Gtd. Notes, 144A
7.000%	03/01/20	Ba3	310	334,800
9.000%	11/15/18	Ba3	250	292,500
Sr. Unsec’d. Notes
6.000%	11/15/22	B3	80	78,400
7.000%	08/15/20	B3	335	351,750
Telesat Canada/Telesat LLC (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	05/15/17	B3	205	209,100
UPCB Finance III Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	07/01/20	Ba3	425	439,875
UPCB Finance V Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	Ba3	280	296,100
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.850%	11/01/42	A3	157	130,269
6.400%	02/15/38	A3	700	815,077
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A
11.750%	07/15/17	B3	300	312,000
Wind Acquisition Holdings Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, PIK
12.250%	07/15/17	Caa1	212	213,842

				12,570,738

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	Baa1	325	300,520
4.250%	08/09/42	Baa1	527	449,718
4.500%	05/02/43	Baa1	472	419,753

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Tobacco (continued)
9.250%	08/06/19	Baa1	$181	$239,716
9.700%	11/10/18	Baa1	196	260,564
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22	Baa2	940	873,821
4.750%	11/01/42	Baa2	949	847,518
6.750%	06/15/17	Baa3	660	764,796
7.250%	06/15/37	Baa3	610	725,744

				4,882,150

Transportation
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Marshall Islands),
Sr. Sec’d. Notes
8.875%	11/01/17	B1	240	248,400
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Marshall Islands),
Gtd. Notes, 144A
9.250%	04/15/19	B3	15	16,087

				264,487

TOTAL CORPORATE BONDS (cost $208,971,137)				205,468,760

FOREIGN GOVERNMENT BOND
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
(cost $451,338)
4.750%	03/08/44	Baa1	412	366,680

MUNICIPAL BONDS — 0.4%
California — 0.2%
State of California,
General Obligation Unlimited
7.300%	10/01/39	A1	850	1,103,997
7.350%	11/01/39	A1	95	124,110
7.500%	04/01/34	A1	330	430,155
7.550%	04/01/39	A1	585	782,946
7.600%	11/01/40	A1	2,025	2,733,446
7.625%	03/01/40	A1	135	181,209

				5,355,863

Illinois — 0.2%
City of Chicago,
General Obligation Unlimited
7.781%	01/01/35	Aa3	55	66,556
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	A1	2,170	2,046,267
5.665%	03/01/18	A1	165	182,010
5.877%	03/01/19	A1	260	286,577
6.630%	02/01/35	A1	295	309,957
6.725%	04/01/35	A1	450	477,221
7.350%	07/01/35	A1	145	160,387

				3,528,975

TOTAL MUNICIPAL BONDS (cost $9,063,591)				8,884,838

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 0.7%
Fannie Mae REMICS,
Series 2007-53, Class FB
0.593%(c)	06/25/37	Aaa	$1,073	$1,078,379
Series 2007-85, Class FL
0.733%(c)	09/25/37	Aaa	385	388,191
Series 2007-89, Class FT
0.763%(c)	09/25/37	Aaa	312	315,219
Series 2012-93, Class FE
0.593%(c)	09/25/42	Aaa	385	386,783
Series 2012-101, Class FB
0.643%(c)	05/25/39	Aaa	1,353	1,369,738
Series 2012-111, Class NF
0.543%(c)	05/25/42	Aaa	334	335,356
Series 2012-113, Class PF
0.543%(c)	10/25/40	Aaa	906	910,289
Series 2012-122, Class LF
0.593%(c)	11/25/42	Aaa	2,927	2,944,217
Series 2012-128, Class VF
0.443%(c)	06/25/42	Aaa	1,603	1,605,875
Series 2012-128, Class YF
0.493%(c)	06/25/42	Aaa	1,497	1,501,588
Freddie Mac REMICS,
Series 3349, Class FE
0.683%(c)	07/15/37	Aaa	389	391,183
Series 3376, Class FA
0.793%(c)	10/15/37	Aaa	385	389,583
Series 4087, Class FB
0.663%(c)	07/15/42	Aaa	3,191	3,214,360
Series 4094, Class BF
0.593%(c)	08/15/32	Aaa	508	508,610
Government National Mortgage Assoc.,
Series 2010-113, Class JF
0.592%(c)	03/20/38	Aaa	437	440,102

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $15,769,488)				15,779,473

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 5.7%
Fannie Mae REMICS
0.443%(c)	05/25/43		1,851	1,848,886
Federal Home Loan Mortgage Corp.
3.000%	11/01/42-03/01/43		986	962,694
3.000%	TBA		800	779,750
3.500%	01/01/26-06/01/43		11,118	11,229,807
4.000%	06/01/24-04/01/42		3,628	3,807,538
4.500%	05/01/39-02/01/41		5,454	5,824,379
5.000%	11/01/35-08/01/40		1,791	1,948,300
5.500%	03/01/34-07/01/35		483	519,629
6.500%	09/01/39		441	485,490
Federal National Mortgage Assoc.
2.500%	TBA		4,700	4,727,172
3.000%	02/01/27-07/01/43		10,479	10,325,133
3.000%	TBA		900	894,797
3.500%	11/01/25-06/01/43		22,441	22,675,184
4.000%	12/01/25-07/01/42		11,344	11,869,183
4.000%	TBA		800	833,406
4.500%	12/01/23-11/01/41		8,707	9,304,994

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
5.000%	04/01/35-08/01/38	$3,355	$3,621,456
5.500%	01/01/23-11/01/34	5,588	6,099,204
5.500%	TBA	1,000	1,086,094
6.000%	02/01/34-07/01/41	3,274	3,588,235
6.500%	07/01/32-08/01/36	3,131	3,522,710
Government National Mortgage Assoc.
3.000%	TBA	1,800	1,780,031
3.500%	03/15/42-10/20/42	4,972	5,113,926
3.500%	TBA	1,100	1,128,359
4.000%	09/15/25-10/15/41	2,298	2,444,360
4.000%	TBA	600	628,875
4.500%	05/15/39-03/15/41	4,670	5,001,820
5.000%	07/15/39-06/20/41	4,722	5,152,859
5.000%	TBA	200	215,688

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $129,650,655)			127,419,959

U.S. TREASURY OBLIGATIONS — 8.4%
U.S. Treasury Bonds
3.125%	02/15/43	4	3,734
U.S. Treasury Notes
0.375%	01/15/16	83,018	82,719,633
1.000%	05/31/18	28,369	27,881,394
1.375%	05/31/20	44,838	43,272,167
1.875%	06/30/20	32,003	31,862,987
2.000%	02/15/23	1	962

TOTAL U.S. TREASURY OBLIGATIONS (cost $187,440,749)			185,740,877

TOTAL LONG-TERM INVESTMENTS (cost $2,098,908,233)			2,204,755,454

		Shares
SHORT-TERM INVESTMENT — 16.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $366,704,393; includes $90,968,725 of cash collateral received for securities on loan)(b)(w)(Note 4)		366,704,393	366,704,393

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 115.8% (cost $2,465,612,626)			2,571,459,847

SECURITIES SOLD SHORT — (8.9)%
COMMON STOCKS — (8.8)%
Aerospace & Defense — (0.3)%
General Dynamics Corp.		45,770	(3,585,164)
Northrop Grumman Corp.		44,380	(3,674,664)

			(7,259,828)

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SECURITIES SOLD SHORT (continued) COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobile Manufacturers — (0.2)%
PACCAR, Inc.	79,590	$(4,270,799)

Banks — (0.3)%
Northern Trust Corp.	126,200	(7,306,980)

Beverages — (0.1)%
Green Mountain Coffee Roasters, Inc.*	36,970	(2,774,968)

Biotechnology — (0.2)%
Amgen, Inc.	45,050	(4,444,633)

Chemicals — (0.3)%
E.I. du Pont de Nemours & Co.	71,330	(3,744,825)
Sherwin-Williams Co. (The)	15,410	(2,721,406)

		(6,466,231)

Computers — (0.3)%
Check Point Software Technologies Ltd. (Israel)*	141,600	(7,034,688)

Distribution/Wholesale — (0.2)%
Fastenal Co.	78,410	(3,595,099)

Diversified Financial Services — (0.7)%
Janus Capital Group, Inc.	473,920	(4,033,059)
TD Ameritrade Holding Corp.	231,620	(5,626,050)
Waddell & Reed Financial, Inc. (Class A Stock)	117,830	(5,125,605)

		(14,784,714)

Electric Utilities — (0.3)%
National Fuel Gas Co.	58,050	(3,363,998)
Public Service Enterprise Group, Inc.	80,480	(2,628,477)

		(5,992,475)

Entertainment & Leisure — (0.2)%
Pinnacle Entertainment, Inc.*	203,900	(4,010,713)

Foods — (0.8)%
Delhaize Group SA (Belgium), ADR	112,300	(6,944,632)
General Mills, Inc.	108,710	(5,275,696)
Sysco Corp.	146,720	(5,011,955)

		(17,232,283)

Hand/Machine Tools — (0.2)%
Kennametal, Inc.	96,220	(3,736,223)

Healthcare Products — (0.2)%
St. Jude Medical, Inc.	97,810	(4,463,070)

Insurance — (0.2)%
Assurant, Inc.	64,120	(3,264,349)
CNO Financial Group, Inc.	172,810	(2,239,618)

		(5,503,967)

Manufacturing — (0.1)%
3M Co.	12,860	(1,406,241)

Media — (0.1)%
Time Warner Cable, Inc.	20,150	(2,266,472)

Oil, Gas & Consumable Fuels — (0.9)%
Chesapeake Energy Corp.	166,230	(3,387,767)
HollyFrontier Corp.	131,580	(5,628,992)
Murphy Oil Corp.	65,270	(3,974,290)

SECURITIES SOLD SHORT (continued) COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.	56,210	$(3,371,476)
Ultra Petroleum Corp. (Canada)*	186,300	(3,692,466)

		(20,054,991)

Pharmaceuticals — (0.8)%
AmerisourceBergen Corp.	110,920	(6,192,664)
Eli Lilly & Co.	52,560	(2,581,747)
GlaxoSmithKline PLC (United Kingdom), ADR	101,100	(5,051,967)
Johnson & Johnson	35,440	(3,042,878)

		(16,869,256)

Real Estate Investment Trusts — (0.1)%
Annaly Capital Management, Inc.	247,780	(3,114,595)

Retail & Merchandising — (1.0)%
Abercrombie & Fitch Co. (Class A Stock)	65,560	(2,966,590)
Dollar General Corp.*	66,720	(3,364,690)
Kohl’s Corp.	66,140	(3,340,731)
Nordstrom, Inc.	45,630	(2,735,062)
Panera Bread Co.*	19,350	(3,597,939)
Staples, Inc.	229,040	(3,632,574)
Walgreen Co.	73,090	(3,230,578)

		(22,868,164)

Savings & Loan — (0.1)%
Washington Federal, Inc.	146,060	(2,757,613)

Semiconductors — (0.1)%
Texas Instruments, Inc.	91,550	(3,192,349)

Software — (0.8)%
Autodesk, Inc.*	147,590	(5,009,205)
Salesforce.com, Inc.*	104,520	(3,990,574)
SAP AG (Germany), ADR	83,700	(6,095,871)
VMware, Inc.*	55,450	(3,714,596)

		(18,810,246)

Telecommunications — (0.3)%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	78,000	(1,696,500)
Crown Castle International Corp.*	23,280	(1,685,239)
Nokia Oyj (Finland), ADR*	473,100	(1,769,394)
Telekomunikasi Indonesia Persero Tbk PT (Indonesia), ADR	30,200	(1,290,748)

		(6,441,881)

TOTAL COMMON STOCKS (proceeds received $185,256,284)		(196,658,479)

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.1)%
Federal National Mortgage Assoc.
4.500%	TBA	$900	$(952,313)
5.000%	TBA	400	(430,469)
6.000%	TBA	700	(761,250)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $2,149,563)			(2,144,032)

TOTAL SECURITIES SOLD SHORT (proceeds received $187,405,847)			(198,802,511)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 106.9% (cost $2,278,206,779)			2,372,657,336
LIABILITIES IN EXCESS OF OTHER ASSETS(X) — (6.9)%			(152,550,539)

NET ASSETS — 100.0%			$2,220,106,797

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Anadelen (Bearer)
EAFE	Europe, Australia, Far East
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depository Receipt
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits Securities
SDR	Special Drawing Rights
TBA	To Be Announced
XEQT	Equiduct Stock Exchange
XLON	London Stock Exchange

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $88,285,401; cash collateral of $90,968,725 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation(1)
Long Positions:
401	Mini MSCI EAFE Index	Sep. 2013	$33,587,760	$32,875,985	$(711,775)
1,670	S&P 500 E-Mini	Sep. 2013	133,952,495	133,541,550	(410,945)

					$(1,122,720)

(1)	Cash of $7,164,005 has been segregated to cover requirement for open futures contracts as of June 30, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,256,952,620	$351,325,915	$—
Exchange Traded Fund	2,738,470	—	—
Preferred Stocks	2,495,468	3,429,924	—
Bank Loans	—	1,402,917	—
Commercial Mortgage-Backed Securities	—	42,749,553	—
Corporate Bonds	—	204,976,502	492,258
Foreign Government Bond	—	366,680	—
Municipal Bonds	—	8,884,838	—
Residential Mortgage-Backed Securities	—	15,779,473	—
U.S. Government Agency Obligations	—	127,419,959	—
U.S. Treasury Obligations	—	185,740,877	—
Affiliated Money Market Mutual Fund	366,704,393	—	—
Short Sales – Common Stocks	(196,658,479)	—	—
Short Sales – U. S. Government Agency Obligations	—	(2,144,032)	—
Other Financial Instruments*
Futures	(1,122,720)	—	—

Total	$1,431,109,752	$939,932,606	$492,258

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (4.1% represents investments purchased with collateral from securities on loan)	16.5%
Banks	8.9
U.S. Treasury Obligations	8.4
Oil, Gas & Consumable Fuels	7.3
Retail & Merchandising	5.7
U.S. Government Agency Obligations	5.7
Pharmaceuticals	5.3
Telecommunications	4.1
Diversified Financial Services	3.7
Insurance	3.2
Chemicals	2.6
Manufacturing	2.6
Media	2.6
Software	2.6
Electric Utilities	2.5
Real Estate Investment Trusts	2.1
Internet	1.9
Commercial Mortgage-Backed Securities	1.9
Aerospace & Defense	1.9
Beverages	1.7
Commercial Services	1.7
Computers	1.5
Semiconductors	1.5
Foods	1.5
Automobile Manufacturers	1.4
Transportation	1.4
Cosmetics/Personal Care	1.3
Biotechnology	1.3
Electronic Components & Equipment	1.2
Healthcare Services	1.0
Machinery & Equipment	0.9
Metals & Mining	0.9
Pipelines	0.9
Healthcare Products	0.8
Building Materials	0.7
Residential Mortgage-Backed Securities	0.7
Tobacco	0.7
Lodging	0.6
Construction & Engineering	0.6
Entertainment & Leisure	0.5
Airlines	0.4
Municipal Bonds	0.4
Containers & Packaging	0.3

Distribution/Wholesale	0.3%
Home Construction	0.3
Household Products	0.3
Real Estate	0.3
Auto Parts & Equipment	0.2
Holding Companies	0.2
Internet Services	0.2
Advertising	0.1
Exchange Traded Fund	0.1
Hand/Machine Tools	0.1
Office Equipment & Supplies	0.1
Retail	0.1
Savings & Loan	0.1
Beverages	(0.1)
Manufacturing	(0.1)
Media	(0.1)
Real Estate Investment Trusts	(0.1)
Savings & Loan	(0.1)
Semiconductors	(0.1)
U.S. Government Agency Obligations	(0.1)
Automobile Manufacturers	(0.2)
Biotechnology	(0.2)
Distribution/Wholesale	(0.2)
Entertainment & Leisure	(0.2)
Hand/Machine Tools	(0.2)
Healthcare Products	(0.2)
Insurance	(0.2)
Aerospace & Defense	(0.3)
Banks	(0.3)
Chemicals	(0.3)
Computers	(0.3)
Electric Utilities	(0.3)
Telecommunications	(0.3)
Diversified Financial Services	(0.7)
Foods	(0.8)
Pharmaceuticals	(0.8)
Software	(0.8)
Oil, Gas & Consumable Fuels	(0.9)
Retail & Merchandising	(1.0)

106.9
Liabilities in excess of other assets	(6.9)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk and equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due to broker-variation margin	$1,122,720	*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$—	$(4,848)	$(4,848)
Equity contracts	(1,947)	14,932,908	—	14,930,961

Total	$(1,947)	$14,932,908	$(4,848)	$14,926,113

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Total
Equity contracts	$786	$(3,680,516)	$(3,679,730)

For the six months ended June 30, 2013, the Portfolio’s average value at trade date for futures long positions was $176,843,671.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$88,285,401	$—	$—	$88,285,401
Exchange-traded and cleared derivatives	—	—	—	—

				88,285,401

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Securities sold short	(198,802,511)	2,144,032	—	(196,658,479)
Exchange-traded and cleared derivatives	(663,485)	—	—	(663,485)

				(197,321,964)

Collateral Amount Pledged/(Received):
Securities on loan				(88,285,401)
Securities sold short				196,658,479
Exchange-traded and cleared derivatives				663,485

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $88,285,401:
Unaffiliated investments (cost $2,098,908,233)	$2,204,755,454
Affiliated investments (cost $366,704,393)	366,704,393
Foreign currency, at value (cost $802,322)	803,572
Deposit with broker	7,164,458
Receivable for investments sold	62,104,877
Dividends and interest receivable	5,969,535
Receivable for fund share sold	2,279,550
Tax reclaim receivable	1,139,123
Prepaid expenses	1,216

Total Assets	2,650,922,178

LIABILITIES:
Securities sold short, at value (proceeds received $187,405,847)	198,802,511
Payable for investments purchased	133,424,293
Payable to broker for collateral for securities on loan	90,968,725
Loan payable	5,352,000
Advisory fees payable	724,612
Due to broker-variation margin	663,485
Dividends payable on securities sold short	422,431
Accrued expenses and other liabilities	406,297
Distribution fee payable	24,025
Foreign capital gains tax liability	19,979
Foreign withheld taxes payable	6,606
Affiliated transfer agent fee payable	417

Total Liabilities	430,815,381

NET ASSETS	$2,220,106,797

Net assets were comprised of:
Paid-in capital	$1,991,386,101
Retained earnings	228,720,696

Net assets, June 30, 2013	$2,220,106,797

Net asset value and redemption price per share, $2,220,106,797 / 198,905,554 outstanding shares of beneficial interest	$11.16

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $584,554 foreign withholding tax)	$14,808,424
Interest income	6,680,371
Affiliated dividend income	227,081
Affiliated income from securities lending, net	173,755

21,889,631

EXPENSES
Advisory fees	8,767,390
Dividends on securities sold short	2,443,567
Broker fees and expenses on short sales	816,779
Distribution fee	768,004
Custodian and accounting fees	456,000
Shareholder servicing fees and expenses	293,300
Audit fee	18,000
Trustees’ fees	13,000
Insurance expenses	7,000
Legal fees and expenses	7,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	2,000
Loan interest expense (Note 7)	647
Miscellaneous	33,583

Total expenses	13,634,270
Less: advisory fee waivers and/or expense reimbursement	(838,229)
Less: shareholder servicing fee waiver	(89,443)

Net expenses	12,706,598

NET INVESTMENT INCOME	9,183,033

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (net of foreign capital gains taxes $(17,617))	91,812,859
Futures transactions	14,932,908
Short sales transactions	(23,793,961)
Foreign currency transactions	(95,507)

82,856,299

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(43,640))	23,784,108
Futures	(3,680,516)
Short sales	(5,834,771)
Foreign currencies	(138,433)

14,130,388

NET GAIN ON INVESTMENTS	96,986,687

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$106,169,720

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,183,033	$15,134,137
Net realized gain on investment and foreign currency transactions	82,856,299	52,528,471
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,130,388	88,233,144

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	106,169,720	155,895,752

DISTRIBUTIONS	—	(7,060,120)

FUND SHARE TRANSACTIONS:
Fund share sold [34,948,610 and 110,336,039 shares, respectively]	385,510,018	1,109,834,190
Fund share issued in reinvestment of distributions [0 and 730,105 shares, respectively]	—	7,060,120
Fund share repurchased [6,890,235 and 39,447,856 shares, respectively]	(75,963,004)	(389,550,666)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	309,547,014	727,343,644

TOTAL INCREASE IN NET ASSETS	415,716,734	876,179,276
NET ASSETS:
Beginning of period	1,804,390,063	928,210,787

End of period	$2,220,106,797	$1,804,390,063

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 92.0%
COMMON STOCKS — 77.2%	Shares	Value (Note 2)
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom)	1,119,286	$6,518,185
Lockheed Martin Corp.	70,000	7,592,200
Raytheon Co.	189,368	12,521,012

		26,631,397

Agriculture — 2.0%
Altria Group, Inc.	441,270	15,440,037
British American Tobacco PLC (United Kingdom)	520,636	26,703,359
Imperial Tobacco Group PLC (United Kingdom)	649,340	22,515,750
Lorillard, Inc.(a)	375,340	16,394,851
Philip Morris International, Inc.	109,888	9,518,499

		90,572,496

Airlines — 1.1%
Deutsche Lufthansa AG (Germany)*	1,175,620	23,814,891
International Consolidated Airlines Group (Spain)*	6,881,253	27,598,306

		51,413,197

Auto Parts & Equipment — 0.5%
Cie Generale des Etablissements Michelin (France)	231,353	20,686,538

Automobile Manufacturers — 2.0%
Fiat Industrial SpA (Italy)	641,458	7,140,591
General Motors Co.*(a)	496,820	16,549,074
Mazda Motor Corp. (Japan)*	3,726,000	14,730,506
Navistar International Corp.*(a)	439,520	12,201,075
Nissan Motor Co. Ltd. (Japan)	1,126,000	11,285,459
Oshkosh Corp.*	179,352	6,809,995
Toyota Motor Corp. (Japan)	393,400	23,729,040

		92,445,740

Banks — 8.3%
Ally Financial, Inc.	4,776	4,539,737
Bank of America Corp.	770,000	9,902,200
Barclays PLC (United Kingdom)	626,834	2,669,542
BNP Paribas SA (France)	342,793	18,766,121
CIT Group, Inc.*	200,197	9,335,186
Citigroup, Inc.	888,520	42,622,304
Columbia Banking System, Inc.	50,035	1,191,333
Commonwealth Bank of Australia (Australia)	2,500	157,366
Credit Agricole SA (France)*	1,657,284	14,263,886
Credit Suisse Group AG (Switzerland)*	671,699	17,782,616
DBS Group Holdings Ltd. (Singapore)	574,000	6,984,375
Deutsche Bank AG (Germany), 144A	250,000	7,128,500
Guaranty Bancorp.	48,080	545,708
HSBC Holdings PLC (United Kingdom), (QMTF)	693,543	7,179,703
HSBC Holdings PLC (United Kingdom), (XHKG)	1,441,760	14,944,233
ICICI Bank Ltd. (India), ADR(a)	146,401	5,599,838
Intesa Sanpaolo SpA (Italy)	7,512,199	12,023,518
JPMorgan Chase & Co.	914,930	48,299,155
Morgan Stanley	1,455,693	35,562,580
PNC Financial Services Group, Inc. (The)	379,615	27,681,526
Royal Bank of Canada (Canada)	110,200	6,421,086
Societe Generale SA (France)	203,460	7,002,141

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
State Bank Financial Corp.	80,800	$1,214,424
SunTrust Banks, Inc.	504,855	15,938,272
UBS AG (Switzerland)*	481,133	8,166,674
UniCredit SpA (Italy)	3,376,677	15,785,497
Wells Fargo & Co.	945,050	39,002,213

		380,709,734

Beverages — 0.8%
Coca-Cola Enterprises, Inc.	303,811	10,681,995
Dr. Pepper Snapple Group, Inc.(a)	223,310	10,256,628
PepsiCo, Inc.	111,720	9,137,579
Pernod-Ricard SA (France)	73,520	8,160,233

		38,236,435

Biotechnology — 0.5%
Amgen, Inc.	248,500	24,517,010

Building Materials — 0.5%
CRH PLC (Ireland)*	1,023,048	20,698,902

Chemicals — 2.2%
Agrium, Inc. (Canada)	135,000	11,739,600
Akzo Nobel NV (Netherlands)	321,820	18,158,933
Dow Chemical Co. (The)	490,880	15,791,610
E.I. du Pont de Nemours & Co.	252,900	13,277,250
Linde AG (Germany)	24,262	4,521,137
Lonza Group AG (Switzerland)*	67,501	5,071,857
LyondellBasell Industries NV (Netherlands) (Class A Stock)	500,000	33,130,000

		101,690,387

Coal — 0.3%
CONSOL Energy, Inc.(a)	498,500	13,509,350

Commercial Services — 0.4%
Hays PLC (United Kingdom)	1,283	1,738
Randstad Holding NV (Netherlands)	474,282	19,496,849

		19,498,587

Computers — 2.0%
Apple, Inc.	82,950	32,854,836
Brocade Communications Systems, Inc.*	2,262,810	13,033,786
Dell, Inc.	948,400	12,661,140
Hewlett-Packard Co.	1,401,500	34,757,200

		93,306,962

Construction & Engineering
Carillion PLC (United Kingdom)	283,314	1,190,402

Cosmetics/Personal Care — 0.3%
Avon Products, Inc.	611,160	12,852,695

Diversified Financial Services — 1.2%
BlackRock, Inc.	33,540	8,614,749
KB Financial Group, Inc. (South Korea)	601,957	17,852,636
Lehman Brothers Holdings, Inc.*	45,356,002	20,296,811
NYSE Euronext	226,890	9,393,246

		56,157,442

Diversified Machinery — 0.6%
Alstom SA (France)	396,077	12,992,743
Caterpillar, Inc.(a)	103,260	8,517,917
Federal Signal Corp.*	173,700	1,519,875

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Machinery (continued)
FLSmidth & Co. A/S (Denmark)	81,870	$3,718,140

		26,748,675

Electric — 4.4%
American Electric Power Co., Inc.	200,000	8,956,000
Dominion Resources, Inc.	243,280	13,823,170
Duke Energy Corp.	363,980	24,568,650
Dynegy, Inc.*(a)	2,357	53,150
Entergy Corp.	266,268	18,553,554
Exelon Corp.	720,860	22,260,157
FirstEnergy Corp.	202,670	7,567,698
GDF Suez (France)	373,971	7,335,340
NextEra Energy, Inc.	208,900	17,021,172
NRG Energy, Inc.	432,617	11,550,874
PG&E Corp.	448,783	20,522,847
Pinnacle West Capital Corp.	44,800	2,485,056
PPL Corp.	179,600	5,434,696
Public Service Enterprise Group, Inc.	295,150	9,639,599
Southern Co. (The)	386,830	17,070,808
TECO Energy, Inc.(a)	305,800	5,256,702
Xcel Energy, Inc.	286,360	8,115,442

		200,214,915

Electronics — 0.8%
Dongfang Electric Corp. Ltd. (China) (Class H Stock)	1,392,754	1,857,047
Flextronics International Ltd. (Singapore)*	693,692	5,369,176
Koninklijke Philips NV (Netherlands)	375,153	10,227,032
TE Connectivity Ltd. (Switzerland)	443,398	20,192,345

		37,645,600

Environmental Control — 0.3%
Republic Services, Inc.	137,030	4,650,798
Waste Management, Inc.	198,390	8,001,069

		12,651,867

Foods — 1.1%
Kroger Co. (The)	727,030	25,111,616
Metro AG (Germany)	21,400	676,193
Safeway, Inc.	213,400	5,049,044
Tesco PLC (United Kingdom)	3,891,523	19,597,110

		50,433,963

Forest Products & Paper — 0.7%
Domtar Corp.	58,013	3,857,865
International Paper Co.	326,391	14,462,385
MeadWestvaco Corp.	338,930	11,560,902

		29,881,152

Gas — 0.3%
AGL Resources, Inc.(a)	64,268	2,754,526
Sempra Energy	135,270	11,059,675

		13,814,201

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc.(a)	85,458	6,605,903

Healthcare Products — 1.4%
Getinge AB (Sweden)	98,200	2,981,444
Hospira, Inc.*(a)	189,440	7,257,446
Medtronic, Inc.	919,110	47,306,592

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Products (continued)
Stryker Corp.	97,751	$6,322,535

		63,868,017

Healthcare Services — 0.9%
CIGNA Corp.	378,221	27,417,240
UnitedHealth Group, Inc.	17,343	1,135,620
WellPoint, Inc.	163,640	13,392,298

		41,945,158

Insurance — 4.8%
ACE Ltd. (Switzerland)	258,661	23,144,986
Alleghany Corp.*	41,342	15,846,802
American International Group, Inc.*	885,126	39,565,132
Aviva PLC (United Kingdom)	2,642,075	13,617,725
AXA SA (France)	624,712	12,314,701
CNO Financial Group, Inc.	206,258	2,673,104
ING Groep NV (Netherlands), CVA*	3,790,037	34,637,301
MetLife, Inc.	397,690	18,198,294
Muenchener Rueckversicherungs AG (Germany)	77,986	14,326,944
QBE Insurance Group Ltd. (Australia)	146,708	2,031,254
Swiss Re AG (Switzerland)*	226,306	16,837,371
White Mountains Insurance Group Ltd. (Bermuda)	26,300	15,120,922
Zurich Insurance Group AG (Switzerland)*	40,334	10,454,943

		218,769,479

Internet — 0.5%
Google, Inc. (Class A Stock)*	9,070	7,984,956
Symantec Corp.	666,020	14,965,469

		22,950,425

Iron/Steel — 0.6%
POSCO (South Korea)	68,819	17,938,104
ThyssenKrupp AG (Germany)*	419,998	8,232,877

		26,170,981

Media — 3.6%
British Sky Broadcasting Group PLC (United Kingdom)	1,099,211	13,242,216
Comcast Corp. (Special Class A Stock)	495,440	19,654,105
Dex Media, Inc.*(a)	69,600	1,222,872
News Corp. (Class A Stock)	362,210	11,808,046
News Corp. (Class B Stock)	980,789	32,189,495
Reed Elsevier PLC (United Kingdom)	1,874,320	21,315,233
Time Warner Cable, Inc.	286,441	32,218,883
Time Warner, Inc.	131,100	7,580,202
Tribune Co. (Class A Stock)	34,611	1,969,366
Tribune Co. (Class B Stock)	21,221	1,283,871
Viacom, Inc. (Class B Stock)	98,800	6,723,340
Walt Disney Co. (The)(a)	220,460	13,922,049

		163,129,678

Metals & Mining — 1.5%
Anglo American PLC (United Kingdom)	357,770	6,894,488
Barrick Gold Corp. (Canada)	165,740	2,608,748
BHP Billiton PLC (United Kingdom)	468,208	11,938,362
Freeport-McMoRan Copper & Gold, Inc.	751,156	20,739,417
Goldcorp, Inc. (Canada)	205,720	5,087,456
Newmont Mining Corp.	311,273	9,322,626

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Rio Tinto PLC (United Kingdom), ADR(a)	300,000	$12,324,000

		68,915,097

Miscellaneous Manufacturers — 1.0%
General Electric Co.	1,077,000	24,975,630
Konica Minolta Holdings, Inc. (Japan)	1,115,000	8,392,294
Siemens AG (Germany)	136,354	13,807,614

		47,175,538

Office Equipment & Supplies — 0.4%
Xerox Corp.	2,041,260	18,514,228

Oil & Gas — 9.0%
Anadarko Petroleum Corp.	17,500	1,503,775
Apache Corp.	306,245	25,672,518
BG Group PLC (United Kingdom)	707,228	12,018,745
BP PLC (United Kingdom)	3,697,486	25,660,507
BP PLC (United Kingdom), ADR(a)	600,774	25,076,307
Callon Petroleum Co.*	100,000	337,000
Canadian Oil Sands Ltd. (Canada)	512,600	9,489,704
Chesapeake Energy Corp.(a)	296,640	6,045,523
Chevron Corp.	251,100	29,715,174
Devon Energy Corp.	160,000	8,300,800
Eni SpA (Italy)	647,275	13,284,583
Ensco PLC (United Kingdom) (Class A Stock)	124,184	7,217,574
Exxon Mobil Corp.	133,340	12,047,269
Galp Energia, SGPS, SA (Portugal) (Class B Stock)	1,244,010	18,441,126
Marathon Oil Corp.	764,093	26,422,336
Murphy Oil Corp.(a)	182,246	11,096,959
Noble Corp.	334,040	12,553,223
Petroleo Brasileiro SA (Brazil), ADR(a)	476,220	6,390,872
Petroleo Brasileiro-Spon SA (Brazil), ADR(a)	847,808	12,428,865
Royal Dutch Shell PLC (United Kingdom), ADR	559,891	35,721,046
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	747,760	23,893,673
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	366,428	12,135,782
SandRidge Energy, Inc.*	18,400	1,581,250
Talisman Energy, Inc. (Canada)	2,119,100	24,179,139
Total SA (France)	466,837	22,801,686
Total SA (France), ADR	72,500	3,530,750
Transocean Ltd. (Switzerland)	436,890	20,948,876
WPX Energy, Inc.*(a)	94,996	1,799,224

		410,294,286

Oil & Gas Services — 1.9%
Baker Hughes, Inc.	994,770	45,888,741
Fugro NV (Netherlands), CVA	146,656	7,968,709
Halliburton Co.	508,620	21,219,626
Schlumberger Ltd. (Netherlands)	141,010	10,104,777
Weatherford International Ltd. (Switzerland)*	98,700	1,352,190

		86,534,043

Pharmaceuticals — 7.3%
Elan Corp. PLC (Ireland), ADR*	927,120	13,109,477
Eli Lilly & Co.	102,700	5,044,624
Forest Laboratories, Inc.*	285,640	11,711,240
GlaxoSmithKline PLC (United Kingdom)	852,019	21,297,392

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Johnson & Johnson	222,860	$19,134,760
Merck & Co., Inc.	2,059,563	95,666,701
Merck KGaA (Germany)	82,860	12,601,267
Pfizer, Inc.(a)	1,924,558	53,906,879
Roche Holding AG (Switzerland)	205,916	51,107,804
Sanofi (France), (NYSE)	141,708	7,299,379
Sanofi (France), (TMX)	258,170	26,689,619
Teva Pharmaceutical Industries Ltd. (Israel), ADR	415,679	16,294,617
Zoetis, Inc.	58,358	1,802,686

		335,666,445

Pipelines — 0.4%
Spectra Energy Corp.	333,140	11,480,004
Williams Cos., Inc. (The)	172,090	5,587,762

		17,067,766

Real Estate
Forestar Group, Inc.*	59,800	1,199,588

Real Estate Investment Trusts — 0.1%
Alexander’s, Inc.	9,200	2,702,132
Westfield Retail Trust (Australia)	840,907	2,378,169

		5,080,301

Retail — 2.8%
CVS Caremark Corp.	789,170	45,124,740
Kingfisher PLC (United Kingdom)	4,059,967	21,168,046
Kohl’s Corp.	233,730	11,805,702
Target Corp.(a)	281,330	19,372,383
Walgreen Co.	537,250	23,746,450
Wal-Mart Stores, Inc.	103,366	7,699,733

		128,917,054

Semiconductors — 0.9%
Intel Corp.	967,400	23,430,428
Samsung Electronics Co. Ltd. (South Korea)	10,002	11,690,580
Texas Instruments, Inc.	148,710	5,185,518

		40,306,526

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp. (Class A Stock)	140,090	4,729,438

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	167,514	9,461,191

Software — 2.3%
Microsoft Corp.	2,785,219	96,173,612
Oracle Corp.	140,400	4,313,088
SAP AG (Germany)	80,441	5,874,015

		106,360,715

Telecommunications — 5.2%
AT&T, Inc.	400,000	14,160,000
CenturyLink, Inc.	71,300	2,520,455
China Telecom Corp. Ltd. (China), ADR(a)	167,315	7,947,464
Cisco Systems, Inc.	2,132,170	51,833,053
Frontier Communications Corp.	263,400	1,066,770
Orange SA (France)	806,297	7,635,111
Singapore Telecommunications Ltd. (Singapore)	6,003,000	17,779,783
Sprint Nextel Corp.*	2,476,260	17,383,345

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications (continued)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,453,189	$16,478,916
Telefonica SA (Spain)*	1,080,547	13,901,595
Telstra Corp. Ltd. (Australia)	1,053,669	4,580,814
Turkcell Iletisim Hizmetleri A/S (Turkey), ADR*(a)	885,427	12,723,586
Vivendi SA (France)	481,495	9,125,061
Vodafone Group PLC (United Kingdom)	21,098,727	60,462,511

		237,598,464

Toys/Games/Hobbies — 0.2%
Nintendo Co. Ltd. (Japan)	55,400	6,522,738

Transportation — 1.0%
AP Moller-Maersk A/S (Denmark) (Class B Stock)	2,157	15,430,346
FedEx Corp.	82,610	8,143,694
TNT Express NV (Netherlands)	1,553,360	11,638,208
United Parcel Service, Inc. (Class B Stock)	126,080	10,903,398

		46,115,646

Utilities
DTE Energy Co.	5,000	335,050

TOTAL COMMON STOCKS (cost $3,248,776,675)		3,529,741,402

PREFERRED STOCKS — 2.7%
Automobile Manufacturers — 0.1%
General Motors Co., Series B, CVT, 4.750%	59,450	2,863,112

Banks — 2.0%
Ally Financial, Inc., Series A, 8.500%*(c)	9,875	255,367
Bank of America Corp., Series L, CVT, 7.250%	12,300	13,659,150
Bank of America Corp/Freeport-McMoRan Copper & Gold, Inc. (PRFC), 144A	170,000	4,928,300
Bank of America Corp/Peabody Energy Corp (PRFC), 144A	300,000	4,800,000
Deutsche Bank AG London (Germany), Series 7 (PRFC), 144A*	300,000	4,558,200
Deutsche Bank AG London (Germany), Series A (PRFC), 144A*	26,000	137,852
Goldman Sachs Group Inc (The), 144A, 1.000%	145,000	4,382,582
JPMorgan Chase & Co., 144A, 6.500%*	1,265,000	15,433,000
JPMorgan Chase & Co., CVT, 144A, 9.000%*	297,000	8,889,210
Morgan Stanley, Series 2 (PRFC)*	284,000	5,590,540
Royal Bank Of Canada (Canada), 144A, 7.000%*	417,000	17,530,680
Wells Fargo & Co., Series L, CVT, 7.500%	8,000	9,552,000

		89,716,881

Electric — 0.1%
Dominion Resources, Inc. VA, 6.000%	32,000	1,601,600
Dominion Resources, Inc. VA, 6.125%*	32,000	1,606,400
NextEra Energy, Inc., CVT, 5.599%	5,000	282,000
NextEra Energy, Inc., CVT, 5.889%	12,600	699,804

		4,189,804

Insurance — 0.1%
MetLife, Inc., CVT, 5.000%	74,075	4,058,569

PREFERRED STOCKS (continued)	Shares	Value (Note 2)
Iron/Steel
Vale SA (Brazil), ADR (PRFC)	226,865	$2,758,678

Metals & Mining — 0.1%
AngloGold Ashanti Holdings Finance PLC (United Kingdom), 6.000%	31,300	538,673
Arcelormittal (Luxembourg), Series MTUS, CVT, 6.000%	120,000	2,252,400

		2,791,073

Mortgage Finance — 0.1%
Federal Home Loan Mortgage Corporation, Series Z, 8.375%*(c)	204,025	948,716
Federal National Mortgage Association, CVT, 5.375%*	75	1,068,750
Federal National Mortgage Association, Series Q, 6.750%*	65,850	269,985
Federal National Mortgage Association, Series R, 7.625%*	105,350	426,668
Federal National Mortgage Association, Series S, 8.250%*(a)(c)	112,125	510,169

		3,224,288

Oil & Gas — 0.2%
Apache Corp., Series D, CVT, 6.000%*	10,000	477,400
Chesapeake Energy Corp., CVT, 5.750%*(a)	5,000	5,140,625
Halcon Resources Corp., 1.438%*	5,000	5,150,000
Sanchez Energy Corp., Series A, CVT, 0.061%*	10,000	578,750

		11,346,775

Real Estate Investment Trusts
FelCor Lodging Trust, Inc., Series A, CVT, 1.950%*	52,675	1,295,805

TOTAL PREFERRED STOCKS (cost $130,366,316)		122,244,985

WARRANTS* — 0.1%	Units
Automobile Manufacturers
General Motors Co., expiring 07/10/16	17,000	408,000
General Motors Co., expiring 07/10/19	17,000	277,950

		685,950

Electric
Dynegy, Inc., expiring 10/02/17	36,800	68,080

Media — 0.1%
Tribune Co., expiring 12/31/32	66,047	3,764,679

TOTAL WARRANTS (cost $3,492,850)		4,518,709

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) — 2.5%
Automobile Manufacturers
Navistar, Inc.
Tranche Term Loan B
6.500%	08/15/17	Ba3	$276	$278,681

Electric — 0.8%
Texas Competitive Electric Holdings Co. LLC
2014 Term Loan (Non-Extending)
6.500%	10/10/14	Caa3	27,500	19,679,825
2017 Term Loan (Extending)
4.746%	10/10/17	Caa3	24,500	17,070,375

				36,750,200

Foods — 0.1%
U.S. Foods, Inc.
Term Loan
6.500%	03/31/19	B2	5,000	4,945,000

Lodging — 0.1%
Caesars Entertainment Operating Co., Inc.
Sr. Sec’d Tranche B-5 (First-Lien)
4.443%	01/28/18	B3	427	366,419
Sr. Sec’d Tranche B-6 (First-Lien)
5.443%	01/28/18	B3	2,707	2,322,944

				2,689,363

Media — 0.7%
Cengage Learning Acquisitions, Inc.
Term Loan
2.700%	07/03/14	B2	5,802	4,315,542
Clear Channel Communications, Inc.
Term Loan D
6.940%	01/30/19	Caa1	5,000	4,548,440
Tranche Term Loan B
3.854%	01/29/16	Caa1	3,437	3,136,338
6.500%	01/29/16	Caa1	2,532	2,310,378
6.943%	01/30/19	Caa1	17,606	16,109,487

				30,420,185

Oil & Gas — 0.4%
Chesapeake Energy Corp.
Term Loan
6.500%	12/02/17	Ba3	10,000	10,101,390
Quicksilver Resources, Inc.
Term Loan
6.500%	06/21/19	B2	10,000	9,650,000

				19,751,390

Semiconductors — 0.2%
Freescale Semiconductor, Inc.
Tranche Term Loan B-4
6.500%	02/28/20	B1	9,975	9,875,250

Software — 0.1%
First Data Corp.
2018 Dollar Term Loan
6.500%	03/24/18	B1	5,000	4,867,710

Telecommunications — 0.1%
Avaya, Inc.
Tranche Term Loan B-3
4.773%	10/26/17	B1	4,487	3,914,908

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Telecommunications (continued)
Tranche Term Loan B-5
8.000%	03/31/18	B1	$1,512	$1,413,153

				5,328,061

TOTAL BANK LOANS (cost $116,728,582)				114,905,840

CONVERTIBLE BONDS — 0.4%
Automobile Manufacturers — 0.2%
Volkswagen International Finance NV (Netherlands),
Gtd. Notes, 144A
5.500%	11/09/15	BBB(d)	7,500	9,989,294

Banks — 0.2%
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
12.500%	01/24/14	NR	300	1,770,000
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
9.000%	10/18/13	NR	250	3,457,500
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
7.500%	11/15/13	NR	50	2,133,500

				7,361,000

TOTAL CONVERTIBLE BONDS (cost $17,726,705)				17,350,294

CORPORATE BONDS — 9.1%
Advertising — 0.1%
Visant Corp.,
Gtd. Notes
10.000%	10/01/17	Caa2	3,619	3,338,527

Aerospace — 0.1%
Bombardier, Inc. (Canada),
Sr. Notes, 144A
6.125%	01/15/23	Ba2	5,600	5,558,000

Airlines — 0.3%
American Airlines 2011-2 Class A Pass-Through Trust,
Pass-Through Certificates
8.625%	10/15/21	Baa3	813	863,406
American Airlines Pass-Through Trust 2009-1A,
Pass-Through Certificates
10.375%	07/02/19	Baa3	192	203,620
American Airlines, Inc.,
Sr. Sec’d. Notes
13.000%	08/01/16	B(d)	74	78,864
Sr. Sec’d. Notes, 144A(i)
7.500%	03/15/16	NR	9,402	10,929,825

				12,075,715

Automobile Manufacturers
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19(a)	B1	300	327,375
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21(a)	B3	1,800	1,768,500

				2,095,875

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Automotive Parts — 0.1%
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21(a)	B1		$6,300	$6,410,250

Beverages
Innovation Ventures LLC/Innovation Ventures Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	08/15/19(a)	B2		500	416,250

Building Materials — 0.3%
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22(a)	B(d)		3,600	3,924,000
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.875%	03/25/19(a)	B(d)		2,000	1,940,000
9.000%	01/11/18(a)	B(d)		641	673,050
9.500%	06/15/18(a)	B(d)		5,000	5,400,000

					11,937,050

Chemicals — 0.1%
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
7.875%	02/15/16	Caa1	EUR	368	479,340
Orion Engineered Carbons Finance & Co. SCA (Luxembourg),
Gtd. Notes, PIK, 144A
9.250%	08/01/19	Caa1		2,400	2,400,000

					2,879,340

Coal — 0.6%
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19(a)	B2		10,000	8,100,000
6.250%	06/01/21	B2		200	159,000
Arch Coal, Inc.,
Gtd. Notes
7.250%	06/15/21(a)	B3		5,400	4,374,000
8.750%	08/01/16(a)	B3		5,000	5,000,000
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18	Ba1		5,000	5,012,500
6.250%	11/15/21(a)	Ba1		2,200	2,123,000
Walter Energy, Inc.,
Gtd. Notes, 144A
9.875%	12/15/20(a)	B3		5,000	4,350,000

					29,118,500

Commercial Services — 0.2%
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18(a)	Caa1		5,000	4,987,500
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	B2		200	211,500
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17	Caa1		3,000	3,135,000
Laureate Education, Inc.,
Gtd. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services (continued)
9.250%	09/01/19	Caa1	$2,500	$2,675,000

				11,009,000

Consumer Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.250%	02/15/21(a)	Caa2	637	630,630
Sr. Sec’d. Notes
5.750%	10/15/20(a)	B1	5,500	5,541,250

				6,171,880

Diversified Financial Services — 0.1%
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.000%	11/15/17(a)	B2	3,000	3,030,000

Electric — 0.6%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes
11.000%	10/01/21	CCC(d)	2,000	2,145,000
InterGen NV (Netherlands),
Sr. Sec’d. Notes, 144A
7.000%	06/30/23	B1	10,000	9,750,000
9.000%	06/30/17(a)	B1	5,000	5,158,000
Sanmina Corp.,
Gtd. Notes, 144A
7.000%	05/15/19(a)	B2	5,000	5,150,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Gtd. Notes
10.250%	11/01/15	C	5,227	483,498
Sr. Sec’d. Notes, 144A
11.500%	10/01/20	Caa3	8,565	6,402,338

				29,088,836

Entertainment
Cumulus Media Holdings, Inc.,
Gtd. Notes
7.750%	05/01/19(a)	Caa1	2,500	2,443,750

Foods — 0.2%
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19(a)	Caa1	500	513,750
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	06/01/21(a)	Ba3	700	700,000
8.250%	02/01/20(a)	Ba3	150	157,125
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/16(a)	Caa1	350	376,687
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19(a)	Caa2	7,500	7,837,500

				9,585,062

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Gas
Sabine Pass LNG LP,
Sr. Sec’d. Notes, 144A
6.500%	11/01/20	B1	$2,500	$2,525,000

Healthcare Products — 0.2%
Alere, Inc.,
Gtd. Notes, 144A
6.500%	06/15/20	Caa1	3,300	3,201,000
7.250%	07/01/18(a)	B3	3,800	4,028,000

				7,229,000

Healthcare Services — 0.4%
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21(a)	B3	7,300	7,446,000
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23(a)	B3	5,000	5,012,500
7.500%	02/15/22(a)	B3	200	221,500
Sr. Sec’d. Notes
6.500%	02/15/20(a)	Ba3	200	216,375
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	02/01/20	B3	5,000	4,850,000

				17,746,375

Holding Companies – Diversified
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	10/01/17	Ba3	200	204,000

Home Builders
KB Home,
Gtd. Notes
8.000%	03/15/20	B2	200	222,000

Investment Companies — 0.1%
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.125%	10/15/17	Caa2	3,000	3,007,500
9.500%	10/15/20	Caa2	500	497,500

				3,505,000

Iron/Steel
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20	Caa1	2,000	1,990,000

Lodging — 0.3%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
8.500%	02/15/20(a)	B3	5,200	4,901,000
Sr. Sec’d. Notes, 144A
9.000%	02/15/20	B3	500	476,250
Caesars Operating Escrow LLC/Caesars Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.000%	02/15/20	B-(d)	4,800	4,572,000
9.000%	02/15/20	B3	2,000	1,910,000
MGM Resorts International,
Gtd. Notes
6.750%	10/01/20(a)	B3	200	207,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Lodging (continued)
7.750%	03/15/22	B3	$200	$217,250

				12,283,500

Machinery — 0.2%
HD Supply, Inc.,
Gtd. Notes
10.500%	01/15/21(a)	Caa2	2,500	2,587,500
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20(a)	Caa1	5,000	5,062,500

				7,650,000

Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24(a)	B1	10,000	9,650,000
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	03/01/21(a)	Caa1	6,500	6,175,000
Sr. Sec’d. Notes, 144A
9.000%	12/15/19	Caa1	16,522	16,026,340
Dish DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	Ba3	3,500	3,368,750
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	B2	5,000	4,725,000

				39,945,090

Metals
Molycorp, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/20	B3	200	194,000

Metals & Mining — 0.2%
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.875%	02/01/18(a)	B1	5,400	5,332,500
7.000%	11/01/15(a)	B1	500	505,000
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
9.500%	10/01/20(a)	B3	3,000	2,925,000
Inmet Mining Corp. (Canada),
Gtd. Notes, 144A
8.750%	06/01/20	B1	200	204,500

				8,967,000

Oil & Gas — 1.7%
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22(a)	B1	5,200	5,200,000
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21(a)	Ba3	10,000	9,950,000
5.750%	03/15/23(a)	Ba3	7,000	7,087,500
Gibson Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	07/15/21	Ba3	4,000	3,990,000
Halcon Resources Corp.,
Gtd. Notes
9.750%	07/15/20	Caa1	6,500	6,483,750

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes, 144A
10.750%	10/01/20	Caa1	$500	$502,500
Offshore Group Investment Ltd. (Cayman Islands),
Sr. Sec’d. Notes
7.500%	11/01/19(a)	B3	9,000	9,382,500
Sr. Sec’d. Notes, 144A
7.125%	04/01/23(a)	B3	4,600	4,519,500
Penn Virginia Corp.,
Gtd. Notes, 144A
8.500%	05/01/20(a)	Caa1	3,400	3,298,000
Petroquest Energy, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	09/01/17	Caa1	4,800	4,800,000
Plains Exploration & Production Co.,
Gtd. Notes
6.500%	11/15/20(a)	Baa3	5,000	5,301,025
6.875%	02/15/23	Baa3	3,600	3,851,647
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
10.000%	02/15/20	B3	5,000	5,268,750
Sanchez Energy Corp.,
Gtd. Notes, 144A
7.750%	06/15/21(a)	Caa1	5,600	5,460,000
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	02/15/23(a)	B2	700	665,000
8.125%	10/15/22	B2	200	198,000

				75,958,172

Oil & Gas Services — 0.1%
Hercules Offshore, Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	07/15/21	B3	4,800	4,800,000

Pharmaceuticals — 0.1%
VPI Escrow Corp. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	07/15/21	B1	3,900	4,046,250

Pipelines — 0.2%
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	02/01/21	Ba3	7,500	7,275,000

Semiconductors — 0.2%
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20(a)	Caa1	6,036	6,111,450
Sr. Sec’d. Notes, 144A
5.000%	05/15/21(a)	B1	5,000	4,750,000

				10,861,450

Software — 0.7%
First Data Corp.,
Gtd. Notes
12.625%	01/15/21(a)	Caa1	11,100	11,738,250
Gtd. Notes, 144A
10.625%	06/15/21	Caa1	5,000	4,937,500
Sec’d. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Software (continued)
8.250%	01/15/21(a)	Caa1	$16,050	$16,371,000

				33,046,750

Software Services
CEVA Group PLC (United Kingdom),
First Lien, 144A
4.000%	12/01/17	NR	325	318,500
Sec’d. Notes, 144A(g)
11.500%	04/01/18	C	350	305,375

				623,875

Storage/Warehousing — 0.2%
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.750%	10/15/19	B3	5,000	4,775,000
Sr. Sec’d. Notes, 144A
8.500%	10/15/18(a)	B1	4,900	4,875,500

				9,650,500

Telecommunications — 0.5%
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21	Caa1	5,760	4,363,200
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	B1	3,649	3,293,224
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	06/01/20	Caa1	4,500	4,297,500
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21(a)	Caa2	6,500	5,053,750
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.000%	12/01/16(a)	B3	200	211,000
7.000%	08/15/20(a)	B3	1,500	1,575,000
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A
11.750%	07/15/17	B3	3,149	3,274,960

				22,068,634

Transportation — 0.1%
CHC Helicopter SA (Luxembourg),
Sr. Sec’d. Notes
9.250%	10/15/20(a)	B2	5,000	5,125,000

Wireless Telecommunication Services — 0.2%
MetroPCS Wireless, Inc.,
Gtd. Notes, 144A
6.625%	04/01/23	Ba3	7,500	7,631,250

TOTAL CORPORATE BONDS (cost $417,078,650)				418,705,881

TOTAL LONG-TERM INVESTMENTS (cost $3,934,169,778)				4,207,467,111

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SHORT-TERM INVESTMENTS — 16.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.1%		Shares	Value (Note 2)
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $509,168,625; includes $366,256,266 of cash collateral for securities on loan)(b)(w)(Note 4)		509,168,625	$509,168,625

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 1.9%
Federal Home Loan Bank
0.020%	07/08/13	$6,525	6,524,975
0.035%	07/03/13	70,000	69,999,864
0.115%	07/01/13	10,000	10,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $86,524,839)			86,524,839

U.S. TREASURY OBLIGATIONS(n) — 3.4%
U.S. Treasury Bills
0.001%	08/08/13	1,500	1,499,953
0.030%	07/18/13	3,000	2,999,978
0.040%	09/19/13	5,000	4,999,610
0.053%	09/26/13(k)	78,500	78,493,328
0.057%	09/12/13	5,000	4,999,795
0.070%	11/07/13	5,000	4,999,105
0.075%	10/10/13	5,000	4,999,265
0.075%	11/21/13(k)	3,000	2,999,196
0.084%	08/15/13	3,100	3,099,834
0.085%	08/08/13-10/17/13	14,700	14,698,309
0.103%	09/26/13	7,000	6,999,405
0.106%	08/08/13	1,500	1,499,953
0.110%	09/05/13	5,000	4,999,815
0.112%	07/05/13	10,000	10,000,000
0.125%	08/29/13	5,000	4,999,815
0.190%	08/22/13	3,500	3,499,849

TOTAL U.S. TREASURY OBLIGATIONS (cost $155,776,577)			155,787,210

TOTAL SHORT-TERM INVESTMENTS (cost $751,470,041)			751,480,674

TOTAL INVESTMENTS — 108.4% (cost $4,685,639,819)			4,958,947,785
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (8.4)%			(383,947,343)

NET ASSETS — 100.0%			$4,575,000,442

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
NR	Not Rated by Moody’s or Standard & Poor’s
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
TMX	Toronto Stock Exchange
XHKG	Hong Kong Stock Exchange
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
KRW	South Korean Won

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $356,590,026; cash collateral of $366,256,266 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
363	Euro STOXX 50	Sep. 2013	$12,710,645	$12,275,454	$(435,191)
149	FTSE 100 Index	Sep. 2013	14,298,770	13,963,368	(335,402)
555	S&P 500 E-Mini	Sep. 2013	45,000,697	44,380,575	(620,122)

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions (continued)
72	TOPIX Index	Sep. 2013	$8,000,000	$8,210,526	$210,526

					(1,180,189)

Short Positions:
4	British Pound Currency	Sep. 2013	390,888	380,101	10,787
17	Euro FX Currency	Sep. 2013	2,832,578	2,767,389	65,189

					75,976

					$(1,104,213)

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 08/19/13	Credit Suisse First Boston Corp.	GBP	2,009	$3,095,782	$3,054,588	$(41,194)
Expiring 08/19/13	Deutsche Bank	GBP	1,774	2,726,272	2,696,751	(29,521)
Expiring 08/19/13	Deutsche Bank	GBP	632	967,484	960,227	(7,257)
Expiring 08/19/13	Deutsche Bank	GBP	603	942,386	916,775	(25,611)
Expiring 08/19/13	Hong Kong & Shanghai Bank	GBP	306	470,538	465,609	(4,929)
Euro,
Expiring 07/17/13	Deutsche Bank	EUR	243	315,839	316,605	766
Expiring 07/17/13	Deutsche Bank	EUR	205	264,342	267,435	3,093
Swiss Franc,
Expiring 08/12/13	Bank of America	CHF	84	87,641	89,013	1,372
Expiring 08/12/13	Credit Suisse First Boston Corp.	CHF	15	15,994	15,993	(1)
Expiring 08/12/13	Credit Suisse First Boston Corp.	CHF	9	9,715	9,564	(151)
Expiring 08/12/13	Credit Suisse First Boston Corp.	CHF	1	1,037	1,059	22
Expiring 08/12/13	Deutsche Bank	CHF	75	78,535	79,594	1,059

				$8,975,565	$8,873,213	$(102,352)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 07/19/13	Bank of America	GBP	1,137	$1,738,684	$1,729,355	$9,329
Expiring 07/19/13	Bank of America	GBP	449	678,559	683,277	(4,718)
Expiring 07/19/13	Bank of America	GBP	437	666,461	665,069	1,392
Expiring 07/19/13	Bank of America	GBP	261	397,519	396,638	881
Expiring 07/19/13	Credit Suisse First Boston Corp.	GBP	437	666,792	665,070	1,722
Expiring 07/19/13	Credit Suisse First Boston Corp.	GBP	240	370,708	365,247	5,461
Expiring 07/19/13	Credit Suisse First Boston Corp.	GBP	130	198,898	198,230	668
Expiring 07/19/13	Credit Suisse First Boston Corp.	GBP	119	181,364	180,753	611
Expiring 07/19/13	Deutsche Bank	GBP	489	745,005	742,944	2,061
Expiring 07/19/13	Hong Kong & Shanghai Bank	GBP	12,803	19,498,953	19,469,917	29,036
Expiring 08/12/13	Deutsche Bank	GBP	771	1,178,798	1,171,593	7,205
Expiring 08/19/13	Bank of America	GBP	8,005	12,407,777	12,170,876	236,901
Expiring 08/19/13	Bank of America	GBP	1,127	1,717,673	1,712,974	4,699
Expiring 08/19/13	Bank of America	GBP	1,099	1,681,808	1,671,503	10,305
Expiring 08/19/13	Bank of America	GBP	605	913,660	919,254	(5,594)
Expiring 08/19/13	Bank of America	GBP	470	714,036	715,177	(1,141)
Expiring 08/19/13	Bank of America	GBP	413	623,452	627,246	(3,794)
Expiring 08/19/13	Bank of America	GBP	146	222,633	221,484	1,149
Expiring 08/19/13	Credit Suisse First Boston Corp.	GBP	15,874	24,572,814	24,134,790	438,024
Expiring 08/19/13	Credit Suisse First Boston Corp.	GBP	1,051	1,601,993	1,597,764	4,229
Expiring 08/19/13	Credit Suisse First Boston Corp.	GBP	505	764,091	768,166	(4,075)
Expiring 08/19/13	Deutsche Bank	GBP	1,371	2,109,581	2,083,728	25,853

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (continued)
Expiring 08/19/13	Deutsche Bank	GBP	904	$1,384,238	$1,374,713	$9,525
Expiring 08/19/13	Deutsche Bank	GBP	410	627,085	622,961	4,124
Expiring 08/19/13	Deutsche Bank	GBP	275	422,708	418,444	4,264
Expiring 08/19/13	Deutsche Bank	GBP	227	343,175	344,827	(1,652)
Expiring 08/19/13	Deutsche Bank	GBP	227	347,207	344,314	2,893
Expiring 10/21/13	Hong Kong & Shanghai Bank	GBP	13,101	19,938,905	19,910,426	28,479
Expiring 11/21/13	Bank of America	GBP	8,098	12,296,746	12,305,282	(8,536)
Expiring 11/21/13	Credit Suisse First Boston Corp.	GBP	9,255	14,039,543	14,063,181	(23,638)
Expiring 11/21/13	Deutsche Bank	GBP	7,394	11,224,120	11,235,610	(11,490)
Euro,
Expiring 07/17/13	Bank of America	EUR	511	682,730	664,638	18,092
Expiring 07/17/13	Bank of America	EUR	278	364,946	361,447	3,499
Expiring 07/17/13	Bank of America	EUR	51	68,778	66,461	2,317
Expiring 07/17/13	Barclays Capital Group	EUR	482	643,055	626,874	16,181
Expiring 07/17/13	Credit Suisse First Boston Corp.	EUR	588	768,967	765,863	3,104
Expiring 07/17/13	Credit Suisse First Boston Corp.	EUR	530	691,568	689,899	1,669
Expiring 07/17/13	Credit Suisse First Boston Corp.	EUR	500	680,649	650,872	29,777
Expiring 07/17/13	Credit Suisse First Boston Corp.	EUR	222	291,069	288,928	2,141
Expiring 07/17/13	Credit Suisse First Boston Corp.	EUR	81	109,207	104,759	4,448
Expiring 07/17/13	Deutsche Bank	EUR	339	460,797	441,221	19,576
Expiring 07/17/13	Deutsche Bank	EUR	323	421,819	420,268	1,551
Expiring 07/17/13	Deutsche Bank	EUR	139	182,175	180,723	1,452
Expiring 07/17/13	Deutsche Bank	EUR	60	80,538	77,644	2,894
Expiring 07/17/13	Hong Kong & Shanghai Bank	EUR	26	34,402	33,231	1,171
Expiring 10/16/13	Bank of America	EUR	40,028	52,432,506	52,129,394	303,112
Expiring 10/16/13	Deutsche Bank	EUR	145	189,516	188,161	1,355
Expiring 11/18/13	Bank of America	EUR	676	884,568	881,099	3,469
Expiring 11/18/13	Bank of America	EUR	298	388,713	388,602	111
Expiring 11/18/13	Bank of America	EUR	35	45,212	45,274	(62)
Expiring 11/18/13	Deutsche Bank	EUR	844	1,117,116	1,099,745	17,371
Expiring 11/18/13	Deutsche Bank	EUR	70	90,204	90,548	(344)
Expiring 11/18/13	Hong Kong & Shanghai Bank	EUR	298	388,895	388,603	292
South Korean Won,
Expiring 08/12/13	Bank of America	KRW	445,747	396,925	389,401	7,524
Expiring 08/12/13	Bank of America	KRW	278,107	248,897	242,952	5,945
Expiring 08/12/13	Bank of America	KRW	216,552	193,505	189,177	4,328
Expiring 08/12/13	Bank of America	KRW	212,963	189,166	186,043	3,123
Expiring 08/12/13	Bank of America	KRW	201,031	177,637	175,620	2,017
Expiring 08/12/13	Bank of America	KRW	192,176	169,199	167,883	1,316
Expiring 08/12/13	Bank of America	KRW	126,613	113,401	110,607	2,794
Expiring 08/12/13	Credit Suisse First Boston Corp.	KRW	666,676	595,602	582,402	13,200
Expiring 08/12/13	Credit Suisse First Boston Corp.	KRW	462,325	414,828	403,884	10,944
Expiring 08/12/13	Credit Suisse First Boston Corp.	KRW	444,953	396,925	388,707	8,218
Expiring 08/12/13	Credit Suisse First Boston Corp.	KRW	440,364	380,691	384,698	(4,007)
Expiring 08/12/13	Credit Suisse First Boston Corp.	KRW	426,794	382,090	372,844	9,246
Expiring 08/12/13	Credit Suisse First Boston Corp.	KRW	396,040	345,283	345,977	(694)
Expiring 08/12/13	Credit Suisse First Boston Corp.	KRW	385,900	340,300	337,119	3,181
Expiring 08/12/13	Credit Suisse First Boston Corp.	KRW	382,200	337,707	333,887	3,820
Expiring 08/12/13	Credit Suisse First Boston Corp.	KRW	324,073	290,258	283,107	7,151
Expiring 08/12/13	Credit Suisse First Boston Corp.	KRW	231,291	206,418	202,054	4,364
Expiring 08/12/13	Deutsche Bank	KRW	461,767	412,836	403,396	9,440
Expiring 08/12/13	Deutsche Bank	KRW	444,358	396,925	388,187	8,738
Expiring 08/12/13	Deutsche Bank	KRW	396,333	345,283	346,233	(950)
Expiring 08/12/13	Deutsche Bank	KRW	370,358	331,862	323,542	8,320
Expiring 08/12/13	Deutsche Bank	KRW	220,563	190,345	192,681	(2,336)
Swiss Franc,
Expiring 08/12/13	Credit Suisse First Boston Corp.	CHF	79	86,211	83,455	2,756
Expiring 08/12/13	Credit Suisse First Boston Corp.	CHF	12	12,280	12,328	(48)

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc (continued)
Expiring 08/12/13	Credit Suisse First Boston Corp.	CHF	8	$8,470	$8,475	$(5)
Expiring 08/12/13	Deutsche Bank	CHF	79	86,156	83,447	2,709
Expiring 08/12/13	Deutsche Bank	CHF	7	7,521	7,517	4

				$202,349,137	$201,040,690	$1,308,447

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,378,781,845	$1,123,534,246	$27,425,311
Preferred Stocks	55,994,621	—	66,250,364
Warrants	4,518,709	—	—
Bank Loans	—	114,905,840	—
Convertible Bonds	—	9,989,294	7,361,000
Corporate Bonds	—	408,038,855	10,667,026
Affiliated Money Market Mutual Fund	509,168,625	—	—
U.S. Government Agency Obligations	—	86,524,839	—
U.S. Treasury Obligations	—	155,787,210	—
Other Financial Instruments*
Futures	(1,104,213)	—	—
Forward Foreign Currency Contracts	—	1,206,095	—

Total	$2,947,359,587	$1,899,986,379	$111,703,701

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Convertible Bonds	Corporate Bonds
Balance as of 12/31/2012	$—	$—	$—	$—
Realized gain (loss)	—	—	—	(1,835)
Change in unrealized appreciation (depreciation)**	(1,642,639)	(9,644,856)	(884,800)	24,800
Purchases	20,086,450	70,229,120	—	9,600,000
Sales	—	—	—	—
Accrued discount/premium	—	—	—	(40,646)
Transfers into Level 3	8,981,500	5,666,100	8,245,800	1,084,707

Balance as of 06/30/13	$27,425,311	$66,250,364	$7,361,000	$10,667,026

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(12,147,495) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there was one common stock, one preferred stock, three convertible bonds, and two corporate bonds transferred into Level 3 as a result of using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include using prices provided by a single broker/dealer and the cost of the investment.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Oil & Gas	11.3%
Affiliated Money Market Mutual Fund (8.0% represents investments purchased with collateral from securities on loan)	11.1
Banks	10.4
Pharmaceuticals	7.4
Electric	5.9
Telecommunications	5.8
Media	5.2
Insurance	4.9
U.S. Treasury Obligations	3.4
Software	3.2
Retail	2.8
Automobile Manufacturers	2.4
Chemicals	2.3
Computers	2.0
Oil & Gas Services	2.0
Agriculture	2.0
U.S. Government Agency Obligations	1.9
Metals & Mining	1.8
Healthcare Products	1.6
Foods	1.4
Airlines	1.4
Semiconductors	1.3
Healthcare Services	1.3
Diversified Financial Services	1.3
Transportation	1.1
Miscellaneous Manufacturers	1.0
Coal	0.9
Beverages	0.9
Electronics	0.8

Building Materials	0.7%
Iron/Steel	0.7
Commercial Services	0.7
Forest Products & Paper	0.7
Diversified Machinery	0.6
Aerospace & Defense	0.6
Biotechnology	0.5
Pipelines	0.5
Internet	0.5
Auto Parts & Equipment	0.5
Office Equipment & Supplies	0.4
Gas	0.4
Lodging	0.3
Cosmetics/Personal Care	0.3
Environmental Control	0.3
Storage/Warehousing	0.2
Shipbuilding	0.2
Machinery	0.2
Wireless Telecommunication Services	0.2
Hand/Machine Tools	0.1
Toys/Games/Hobbies	0.1
Automotive Parts	0.1
Real Estate Investment Trusts	0.1
Consumer Products	0.1
Aerospace	0.1
Semiconductors & Semiconductor Equipment	0.1
Investment Companies	0.1
Advertising	0.1
Mortgage Finance	0.1
Entertainment	0.1

108.4
Liabilities in excess of other assets	(8.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risks associated with these derivative instruments are equity risk and foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Due to broker-variation margin	$75,976	*	—	$—
	Unrealized appreciation on foreign			Unrealized depreciation on foreign
Foreign exchange contracts	currency forward contracts	1,387,843		currency forward contracts	181,748
Equity contracts	Unaffiliated investments	4,518,709		—	—
Equity contracts	Due to broker-variation margin	210,526	*	Due to broker-variation margin	1,390,715	*

Total		$6,193,054			$1,572,463

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Forward Currency Contracts	Total
Foreign exchange contracts	$9,629	$—	$4,580,870	$4,590,499
Equity contracts	9,066,500	11,917	—	9,078,417

Total	$9,076,129	$11,917	$4,580,870	$13,668,916

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants	Futures	Forward Currency Contracts	Total
Foreign exchange contracts	$—	$75,976	$3,275,103	$3,351,079
Equity contracts	932,619	(1,482,001)	—	(549,382)

Total	$932,619	$(1,406,025)	$3,275,103	$2,801,697

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)
$71,506,446	$1,361,749	$17,728,381	$193,770,181

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$356,590,026	$—	$—	$356,590,026
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	1,387,843	—	—	1,387,843

				357,977,869

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(206,299)	—	—	(206,299)
Over-the-counter derivatives	(181,748)	—	—	(181,748)

				(388,047)

Collateral Amount Pledged/(Received):
Securities on loan				(356,590,026)
Exchange-traded and cleared derivatives				206,299
Over-the-counter derivatives				—

Net Amount				$1,206,095

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $356,590,026:
Unaffiliated investments (cost $4,176,471,194)	$4,449,779,160
Affiliated investments (cost $509,168,625)	509,168,625
Cash	47,513
Foreign currency, at value (cost $4,959,570)	4,916,788
Receivable for investments sold	25,284,778
Dividends and interest receivable	16,701,573
Tax reclaim receivable	2,813,260
Receivable for fund share sold	2,545,122
Unrealized appreciation on foreign currency forward contracts	1,387,843
Prepaid expenses	113

Total Assets	5,012,644,775

LIABILITIES:
Payable to broker for collateral for securities on loan	366,256,266
Payable for investments purchased	64,594,425
Due to broker	3,979,712
Advisory fees payable	1,828,456
Accrued expenses and other liabilities	547,550
Due to broker-variation margin	206,299
Unrealized depreciation on foreign currency forward contracts	181,748
Distribution fee payable	49,460
Affiliated transfer agent fee payable	417

Total Liabilities	437,644,333

NET ASSETS	$4,575,000,442

Net assets were comprised of:
Paid-in capital	$4,167,905,752
Retained earnings	407,094,690

Net assets, June 30, 2013	$4,575,000,442

Net asset value and redemption price per share, $4,575,000,442 / 386,896,110 outstanding shares of beneficial interest	$11.82

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $1,842,715 foreign withholding tax)	$55,053,222
Interest income	19,090,490
Affiliated income from securities lending, net	384,011
Affiliated dividend income	303,321

74,831,044

EXPENSES
Advisory fees	20,580,470
Distribution fee	1,605,397
Shareholder servicing fees and expenses	628,021
Custodian and accounting fees	452,000
Audit fee	25,000
Trustees’ fees	25,000
Legal fees and expenses	6,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	1,000
Miscellaneous	11,306

Total expenses	23,344,194
Less: shareholder servicing fee waiver	(223,332)

Net expenses	23,120,862

NET INVESTMENT INCOME	51,710,182

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	48,181,331
Futures transactions	9,076,129
Options written transactions	11,917
Foreign currency transactions	4,207,300

61,476,677

Net change in unrealized appreciation (depreciation) on:
Investments.	237,612,032
Futures	(1,406,025)
Foreign currencies	3,120,390

239,326,397

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	300,803,074

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$352,513,256

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	April 30, 2012* through December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$51,710,182	$13,934,875
Net realized gain on investment and foreign currency transactions	61,476,677	6,692,104
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	239,326,397	33,954,455

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	352,513,256	54,581,434

FUND SHARE TRANSACTIONS:
Fund share sold [51,523,716 and 390,136,637 shares, respectively]	592,266,847	4,170,389,092
Fund share repurchased [18,284,313 and 36,479,930 shares, respectively]	(214,845,841)	(379,904,346)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	377,421,006	3,790,484,746

TOTAL INCREASE IN NET ASSETS	729,934,262	3,845,066,180
NET ASSETS:
Beginning of period	3,845,066,180	—

End of period	$4,575,000,442	$3,845,066,180

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 69.7%
COMMON STOCKS — 25.5%	Shares	Value (Note 2)
Advertising — 0.1%
Aimia, Inc. (Canada)	25,300	$378,646
Asatsu-DK, Inc. (Japan)	2,100	48,814
Dentsu, Inc. (Japan)	5,700	197,189
Hakuhodo DY Holdings, Inc. (Japan)	1,270	88,949
IPSOS (France)	1,615	60,927
JCDecaux SA (France)	21,908	596,332
Moshi Moshi Hotline, Inc. (Japan)	3,600	44,837
Omnicom Group, Inc	3,847	241,861
Publicis Groupe SA (France)	4,932	351,251
Teleperformance (France)	3,760	181,076

		2,189,882

Aerospace & Defense — 0.3%
Alliant Techsystems, Inc.	1,720	141,608
AviChina Industry & Technology Co. Ltd. (China) (Class H Stock)	132,000	67,762
BAE Systems PLC (United Kingdom)	83,799	488,005
BBA Aviation PLC (United Kingdom)	12,335	52,535
Boeing Co. (The)	8,553	876,169
CAE, Inc. (Canada)	9,700	100,625
Chemring Group PLC (United Kingdom)	13,256	57,323
Cobham PLC (United Kingdom)	15,348	61,194
Cubic Corp.	1,189	57,191
Curtiss-Wright Corp.	2,194	81,310
Ducommun, Inc.*	819	17,412
Embraer SA (Brazil), ADR	4,950	182,606
European Aeronautic Defence and Space Co. NV (Netherlands)	10,051	537,733
Exelis, Inc.	9,396	129,571
Finmeccanica SpA (Italy)*	54,429	272,305
General Dynamics Corp.	8,524	667,685
L-3 Communications Holdings, Inc.(a)	4,153	356,078
Lockheed Martin Corp.	1,264	137,093
MTU Aero Engines AG (Germany)	7,536	725,824
Northrop Grumman Corp.	7,138	591,026
Raytheon Co.	9,077	600,171
Rockwell Collins, Inc.	2,599	164,803
Rolls-Royce Holdings PLC (United Kingdom)*	30,627	527,351
Saab AB (Sweden) (Class B Stock)	5,020	95,914
Safran SA (France)	6,794	354,688
Teledyne Technologies, Inc.*	703	54,377
Thales SA (France)	5,016	234,065
TransDigm Group, Inc.	628	98,452
Triumph Group, Inc.	1,279	101,233
United Technologies Corp.	14,323	1,331,180
Zodiac Aerospace (France)	1,516	200,735

		9,364,024

Agriculture
Andersons, Inc. (The)	799	42,499

Airlines — 0.1%
Alaska Air Group, Inc.*	1,968	102,336
ANA Holdings, Inc. (Japan)	34,000	70,698
Cathay Pacific Airways Ltd. (Hong Kong)	57,000	99,188
China Eastern Airlines Corp. Ltd. (China) (Class H Stock)*	142,000	43,676
China Southern Airlines Co. Ltd. (China) (Class H Stock)	190,000	76,158

COMMON STOCKS (continued)	Shares	Value (Note 2)
Airlines (continued)
Deutsche Lufthansa AG (Germany)*	13,631	$276,127
easyJet PLC (United Kingdom)	6,790	133,838
Japan Airlines Co. Ltd. (Japan)	2,200	113,257
Norwegian Air Shuttle A/S (Norway)*	743	32,482
Qantas Airways Ltd. (Australia)*	61,018	74,948
Republic Airways Holdings, Inc.*	2,995	33,933
Singapore Airlines Ltd. (Singapore)	21,000	167,620
SkyWest, Inc.	3,224	43,653
Southwest Airlines Co.	27,105	349,383
Spirit Airlines, Inc.*	1,879	59,696
Thai Airways International PCL (Thailand)	45,700	36,395
Turk Hava Yollari (Turkey)	55,670	216,295
Westjet Airlines Ltd. (Canada) (Class VV Stock)	16,100	344,749

		2,274,432

Auto Manufacturers — 0.5%
Bayerische Motoren Werke AG (Germany)	15,479	1,350,942
BYD Co. Ltd. (China) (Class H Stock)*	52,500	172,141
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	43,600	51,422
Dah Chong Hong Holdings Ltd. (Hong Kong)	127,000	100,871
Daihatsu Motor Co. Ltd. (Japan)	6,000	113,644
Fuji Heavy Industries Ltd. (Japan)	15,000	370,414
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	460,000	431,667
Honda Motor Co. Ltd. (Japan)	56,000	2,080,368
Hyundai Motor Co. (South Korea)	4,760	933,582
Kia Motors Corp. (South Korea)	8,790	474,680
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	5,500	54,676
Mitsubishi Motors Corp. (Japan)*	180,000	246,383
Nissan Motor Co. Ltd. (Japan)	88,000	881,990
Scania AB (Sweden) (Class B Stock)	6,341	126,864
Shinmaywa Industries Ltd. (Japan)	45,000	349,561
Sinotruk Hong Kong Ltd. (Hong Kong)	86,000	41,924
Suzuki Motor Corp. (Japan)	16,500	380,330
Toyota Motor Corp. (Japan)	83,900	5,060,667
UMW Holdings Bhd (Malaysia)	19,900	91,707
Volkswagen AG (Germany)	2,560	497,726

		13,811,559

Auto Parts & Equipment — 0.2%
ARB Corp. Ltd. (Australia)	3,887	40,458
Bridgestone Corp. (Japan)	20,200	688,825
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	29,000	91,104
Delphi Automotive PLC (United Kingdom)	6,620	335,568
Denso Corp. (Japan)	12,900	606,470
Exedy Corp. (Japan)	2,400	60,275
FCC Co. Ltd. (Japan)	2,200	51,879
Federal Corp. (Taiwan)	84,000	60,156
Gajah Tunggal Tbk PT (Indonesia)	196,000	62,918
Hyundai Mobis (South Korea)	1,540	366,632
Hyundai Wia Corp. (South Korea)	522	77,163
Linamar Corp. (Canada)	12,700	356,112
Mando Corp. (South Korea)	598	53,408
Minth Group Ltd. (Cayman Islands)	72,000	111,389
NGK Spark Plug Co. Ltd. (Japan)	6,000	120,089
Nifco, Inc. (Japan)	2,900	61,302

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Auto Parts & Equipment (continued)
Nokian Renkaat OYJ (Finland)	13,931	$566,867
Piolax, Inc. (Japan)	1,700	41,305
Pirelli & C. SpA (Italy)	15,266	176,476
Press Kogyo Co. Ltd. (Japan)	71,000	301,589
Sumitomo Rubber Industries Ltd. (Japan)	5,600	91,415
Toyo Tire & Rubber Co. Ltd. (Japan)	12,000	63,002
Toyota Industries Corp. (Japan)	7,500	306,285
Unipres Corp. (Japan)	2,600	46,571
Yokohama Rubber Co. Ltd. (The) (Japan)	11,000	110,454

		4,847,712

Beverages — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	6,664	96,671
Anheuser-Busch InBev NV (Belgium)	19,467	1,752,667
Arca Continental SAB de CV (Mexico)	32,400	248,349
Asahi Group Holdings Ltd. (Japan)	11,700	289,829
Beam, Inc.	2,629	165,916
Britvic PLC (United Kingdom)	7,558	58,966
Brown-Forman Corp. (Class B Stock)	1,575	106,391
Carlsberg A/S (Denmark) (Class B Stock)	4,884	436,708
Cia Cervecerias Unidas SA (Chile)	9,836	140,459
Coca-Cola Amatil Ltd. (Australia)	7,442	86,224
Coca-Cola Co. (The)	54,621	2,190,848
Coca-Cola East Japan Co. Ltd. (Japan)	5,300	80,365
Coca-Cola Enterprises, Inc.	4,860	170,878
Coca-Cola Femsa SAB de CV (Mexico), ADR	1,360	190,794
Coca-Cola HBC AG (Switzerland)*	14,325	335,313
Coca-Cola Icecek A/S (Turkey)	3,196	91,968
Coca-Cola West Co. Ltd. (Japan)	6,400	113,495
Companhia de Bebidas das Americas (Brazil), ADR	7,200	268,920
Constellation Brands, Inc. (Class A Stock)*	2,617	136,398
Cott Corp. (Canada)	4,700	36,735
Davide Campari-Milano SpA (Italy)	57,716	418,144
Diageo PLC (United Kingdom)	28,887	828,378
Dr. Pepper Snapple Group, Inc.(a)	4,299	197,453
Dydo Drinco, Inc. (Japan)	1,100	43,622
Fomento Economico Mexicano SAB de CV (Mexico), ADR	5,970	616,044
Heineken Holding NV (Netherlands)	1,670	93,597
Heineken NV (Netherlands)	2,505	159,446
Hey Song Corp. (Taiwan)	76,000	97,968
Ito En Ltd. (Japan)	2,100	48,612
Kagome Co. Ltd. (Japan)	1,300	22,261
KEY Coffee, Inc. (Japan)	4,500	70,043
Kingway Brewery Holdings Ltd. (Bermuda)	736,000	265,214
Kirin Holdings Co. Ltd. (Japan)	25,000	391,607
Molson Coors Brewing Co. (Class B Stock)	6,955	332,866
Monster Beverage Corp.*(a)	1,951	118,562
PepsiCo, Inc.	24,007	1,963,533
Pernod-Ricard SA (France)	5,111	567,287
Remy Cointreau SA (France)	899	95,393
SABMiller PLC (United Kingdom)	12,936	620,199
Sapporo Holdings Ltd. (Japan)	77,000	282,585
Takara Holdings, Inc. (Japan)	7,000	61,003
Thai Beverage PCL (Thailand)	222,000	103,217
Treasury Wine Estates Ltd. (Australia)	17,481	92,890

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages (continued)
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	18,000	$128,265

		14,616,083

Biotechnology — 0.2%
Abcam PLC (United Kingdom)	60,510	417,371
Alexion Pharmaceuticals, Inc.*	1,657	152,842
Amgen, Inc.	16,406	1,618,616
Apex Biotechnology Corp. (Taiwan)	16,000	38,799
Biogen Idec, Inc.*	2,958	636,562
Celgene Corp.*	6,324	739,339
Charles River Laboratories International, Inc.*	1,213	49,769
CSL Ltd. (Australia)	3,228	181,795
Cubist Pharmaceuticals, Inc.*	1,021	49,314
Eiken Chemical Co. Ltd. (Japan)	12,200	193,546
Emergent Biosolutions, Inc.*	1,519	21,904
Gilead Sciences, Inc.*(a)	15,989	818,797
Illumina, Inc.*	1,141	85,392
Life Technologies Corp.*	2,732	202,195
Medicines Co. (The)*(a)	1,158	35,620
Myriad Genetics, Inc.*(a)	1,690	45,410
Novozymes A/S (Denmark) (Class B Stock)	4,032	129,146
Regeneron Pharmaceuticals, Inc.*	948	213,186
United Therapeutics Corp.*(a)	1,277	84,052
Vertex Pharmaceuticals, Inc.*	352	28,114
Vilmorin & Cie (France)	597	68,476

		5,810,245

Building Materials — 0.2%
Boral Ltd. (Australia)	53,798	205,850
Cementos Pacasmayo SAA (Peru)	8,397	21,460
Central Glass Co. Ltd. (Japan)	21,000	65,879
CRH PLC (Ireland)*	30,343	613,917
Csr Ltd. (Australia)	28,020	56,903
Dynasty Ceramic PCL (Thailand)	28,300	58,068
Eternit SA (Brazil)	13,000	55,930
Fujitec Co. Ltd. (Japan)	4,000	40,051
Geberit AG (Switzerland)	2,501	619,557
Grupo Argos SA (Colombia)	14,317	143,044
Imerys SA (France)	1,616	99,221
Indocement Tunggal Prakarsa Tbk PT (Indonesia)	84,500	207,489
Italcementi SpA (Italy)	19,180	122,310
James Hardie Industries PLC (Ireland)	25,790	221,457
LIXIL Group Corp. (Japan)	9,000	219,156
Maeda Kosen Co. Ltd. (Japan)	23,000	208,269
Nichiha Corp. (Japan)	2,900	43,098
Noritz Corp. (Japan)	3,500	60,666
Rinnai Corp. (Japan)	900	63,995
Sankyo Tateyama, Inc. (Japan)	1,700	42,909
Sanwa Holdings Corp. (Japan)	10,000	53,900
Semen Indonesia Persero Tbk PT (Indonesia)	113,000	194,077
Sumitomo Osaka Cement Co. Ltd. (Japan)	26,000	82,712
Taiheiyo Cement Corp. (Japan)	104,000	331,885
Titan Cement Co. SA (Greece)*	8,035	140,039
TOTO Ltd. (Japan)	9,000	91,512
Wienerberger AG (Austria)	21,978	253,199

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Materials (continued)
Xxentria Technology Materials Corp. (Taiwan)	52,000	$87,824

		4,404,377

Chemicals — 0.6%
ADEKA Corp. (Japan)	9,600	98,400
Aica Kogyo Co. Ltd. (Japan)	4,100	82,179
Air Liquide SA (France)	5,904	729,140
Air Products & Chemicals, Inc.	3,360	307,675
Air Water, Inc. (Japan)	6,000	84,347
Airgas, Inc.	941	89,828
Aksa Akrilik Kimya Sanayii (Turkey)	24,324	85,375
Akzo Nobel NV (Netherlands)	7,373	416,027
American Vanguard Corp.	535	12,535
Asahi Kasei Corp. (Japan)	42,000	277,121
Auriga Industries (Denmark) (Class B Stock)*	15,489	434,377
AZ Electronic Materials SA (Luxembourg)	102,041	475,907
BASF SE (Germany)	24,520	2,187,014
Batu Kawan Bhd (Malaysia)	30,700	181,703
Brenntag AG (Germany)	1,566	238,019
China BlueChemical Ltd. (China) (Class H Stock)	192,000	116,725
China Sanjiang Fine Chemicals Co. Ltd. (Cayman Islands)	133,000	63,870
China Synthetic Rubber Corp. (Taiwan)	99,000	103,605
Chugoku Marine Paints Ltd. (Japan)	8,000	39,535
Croda International PLC (United Kingdom)	15,310	577,345
Dongyue Group (Cayman Islands)	172,000	68,233
DuluxGroup Ltd. (Australia)	18,009	69,276
E.I. du Pont de Nemours & Co.	13,568	712,320
Ecolab, Inc.	2,556	217,746
Eternal Chemical Co. Ltd. (Taiwan)	91,000	76,984
Formosa Chemicals & Fibre Corp. (Taiwan)	63,000	154,073
Formosa Plastics Corp. (Taiwan)	65,000	156,787
Fufeng Group Ltd. (Cayman Islands)*	89,000	28,627
Fujimi, Inc. (Japan)	4,000	44,214
Givaudan SA (Switzerland)*	87	112,106
Grupa Azoty SA (Poland)	1,330	29,532
Huabao International Holdings Ltd. (Bermuda)	211,000	92,908
International Flavors & Fragrances, Inc.	1,513	113,717
K+S AG (Germany)	5,253	194,135
Kaneka Corp. (Japan)	52,000	342,867
Kansai Paint Co. Ltd. (Japan)	8,000	102,121
Koninklijke DSM NV (Netherlands)	5,334	347,740
Kuraray Co. Ltd. (Japan)	9,500	133,144
Kureha Corp. (Japan)	17,000	53,944
Lenzing AG (Austria)	1,080	77,198
LG Hausys Ltd. (South Korea)	777	71,878
Linde AG (Germany)	5,004	932,478
Lintec Corp. (Japan)	3,200	57,740
Lonza Group AG (Switzerland)*	1,398	105,042
MBAC Fertilizer Corp. (Canada)*(a)	71,900	138,098
Methanex Corp. (Canada)	4,100	175,625
Monsanto Co.	5,649	558,121
Nan Ya Plastics Corp. (Taiwan)	97,000	203,092
Nihon Nohyaku Co. Ltd. (Japan)	3,000	28,526
Nippon Kayaku Co. Ltd. (Japan)	6,000	74,753
Nippon Paint Co. Ltd. (Japan)	7,000	84,416

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Nippon Shokubai Co. Ltd. (Japan)	8,000	$81,831
NOF Corp. (Japan)	11,000	61,650
Nufarm Ltd. (Australia)	7,375	31,280
Phosagro OAO (Russia), GDR	10,595	129,097
Potash Corp. of Saskatchewan, Inc. (Canada)	11,500	438,699
PPG Industries, Inc.	1,822	266,759
Praxair, Inc.	2,869	330,394
Rotam Global Agrosciences Ltd. (Cayman Islands)	50,000	96,590
RPM International, Inc.	2,344	74,867
Sensient Technologies Corp.	1,380	55,849
SGL Carbon SE (Germany)	1,755	55,739
Sherwin-Williams Co. (The)	854	150,816
Shin-Etsu Chemical Co. Ltd. (Japan)	8,000	529,482
Showa Denko KK (Japan)	64,000	84,405
Sigma-Aldrich Corp.	1,491	119,817
Sinofert Holdings Ltd. (Bermuda)	310,000	51,545
Sinon Corp. (Taiwan)	237,000	117,148
Soulbrain Co. Ltd. (South Korea)	1,333	50,744
Stella Chemifa Corp. (Japan)	2,500	39,066
Sumitomo Bakelite Co. Ltd. (Japan)	12,000	44,734
Symrise AG (Germany)	3,037	122,921
Syngenta AG (Switzerland)	971	378,650
Taiyo Nippon Sanso Corp. (Japan)	13,000	89,648
Tikkurila OYJ (Finland)	6,161	139,045
Toagosei Co. Ltd. (Japan)	18,000	72,408
Tokyo Ohka Kogyo Co. Ltd. (Japan)	3,900	89,507
TSRC Corp. (Taiwan)	34,000	65,068
Ultrapar Participacoes SA (Brazil)	8,100	193,375
Uralkali OJSC (Russia), GDR(g)	10,782	360,872
Valspar Corp. (The)	1,715	110,909
Victrex PLC (United Kingdom)	15,590	365,052
Vinythai PCL (Thailand)	159,900	60,159
Yara International ASA (Norway)	6,611	263,640
Yingde Gases Group Co. Ltd. (Cayman Islands)(g)	85,500	78,532

		17,358,466

Commercial Banks — 2.3%
77 Bank Ltd. (The) (Japan)	70,000	332,410
Absa Bank Ltd. (South Africa) (PRFC)	1,480	129,958
ABSA Group Ltd. (South Africa)	10,487	157,371
Aichi Bank Ltd. (The) (Japan)	400	18,014
Akbank TAS (Turkey)	106,467	433,243
Alliance Financial Group Bhd (Malaysia)	47,000	78,842
AMMB Holdings Bhd (Malaysia)	66,500	154,155
Aozora Bank Ltd. (Japan)	55,000	171,769
Associated Banc-Corp	7,591	118,040
Attijariwafa Bank (Morocco)	4,980	191,113
Australia & New Zealand Banking Group Ltd. (Australia)	41,733	1,083,366
Awa Bank Ltd. (The) (Japan)	13,000	72,496
Banca Carige SpA (Italy)*(a)	76,106	45,908
Banca Generali SpA (Italy)(g)	2,899	62,507
Banca Monte dei Paschi di Siena SpA (Italy)*(a)	1,244,544	315,277
Banca Piccolo Credito Valtellinese Scarl (Italy)*	68,954	80,410

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
Banca Popolare dell’Emilia Romagna Scrl (Italy)*	39,643	$230,241
Banca Popolare di Milano Scarl (Italy)*(a)	371,235	147,993
Banca Popolare di Sondrio Scarl (Italy)	26,443	131,169
Banco Bradesco SA (Brazil)	25,900	355,997
Banco Bradesco SA (Brazil), ADR	76,900	1,000,469
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	620,630	77,397
Banco de Sabadell SA (Spain)(a)	139,554	231,513
Banco do Brasil SA (Brazil)	67,200	665,269
Banco Popular Espanol SA (Spain)*	63,128	193,257
Banco Santander Brasil SA (Brazil), ADS(a)	63,100	392,482
Banco Santander Chile (Chile), ADR(a)	6,870	167,972
Banco Santander SA (Spain)	479,347	3,067,443
BancorpSouth, Inc.	3,641	64,446
Bank Bukopin Tbk PT (Indonesia)	575,500	41,587
Bank Central Asia Tbk PT (Indonesia)	507,000	508,258
Bank Hapoalim BM (Israel)*	57,577	259,844
Bank Negara Indonesia Persero Tbk PT (Indonesia)	592,000	254,805
Bank of China Ltd. (China) (Class H Stock)	6,839,000	2,801,699
Bank of Communications Co. Ltd. (China) (Class H Stock)	799,000	512,002
Bank of East Asia Ltd. (Hong Kong)	37,600	134,583
Bank of Hawaii Corp.	1,852	93,193
Bank of Iwate Ltd. (The) (Japan)	1,900	73,226
Bank of Kyoto Ltd. (The) (Japan)	18,000	149,904
Bank of Montreal (Canada)	14,300	829,419
Bank of Nagoya Ltd. (The) (Japan)	13,000	50,996
Bank of New York Mellon Corp. (The)	31,871	893,982
Bank of Nova Scotia (Canada)	19,800	1,058,435
Bank of Okinawa Ltd. (The) (Japan)	1,200	50,503
Bank of Queensland Ltd. (Australia)	31,459	249,168
Bank of the Ozarks, Inc.(a)	1,068	46,276
Bank of the Ryukyus Ltd. (Japan)	7,400	93,141
Bank of Yokohama Ltd. (The) (Japan)	53,000	273,409
Bank Pekao SA (Poland)	6,386	288,231
Bankinter SA (Spain)	31,154	111,117
BankUnited, Inc.	2,925	76,079
Banque Nationale de Belgique (Belgium)	29	98,823
Banregio Grupo Financiero SAB de CV (Mexico)(a)	20,700	109,351
BB&T Corp.	16,887	572,132
Bendigo and Adelaide Bank Ltd. (Australia)	17,183	157,565
Berner Kantonalbank AG (Switzerland)	939	228,649
BOC Hong Kong Holdings Ltd. (Hong Kong)	41,000	125,423
CaixaBank (Spain)	43,597	133,910
Canadian Imperial Bank of Commerce (Canada)(g)	6,800	482,602
Canadian Western Bank (Canada)	8,800	232,363
Cardinal Financial Corp.	1,642	24,039
Chiba Bank Ltd. (The) (Japan)	35,000	238,802
Chiba Kogyo Bank Ltd. (The) (Japan)*	6,900	50,295
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	831,000	381,747
China Construction Bank Corp. (China) (Class H Stock)	6,678,000	4,692,755
China Minsheng Banking Corp Ltd. (China) (Class H Stock)	377,000	367,118
Chugoku Bank Ltd. (The) (Japan)	12,000	168,150

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
CIMB Group Holdings Bhd (Malaysia)	82,700	$215,585
City National Corp.(a)	1,279	81,050
Commerce Bancshares, Inc.	3,360	146,362
Commonwealth Bank of Australia (Australia)	20,567	1,294,617
Community Bank System, Inc.	1,993	61,484
Compartamos SAB de CV (Mexico)	51,200	88,393
Corporacion Financiera Colombiana SA (Colombia)	5,073	93,874
Cullen/Frost Bankers, Inc.	2,181	145,625
Daishi Bank Ltd. (The) (Japan)	28,000	92,248
DBS Group Holdings Ltd. (Singapore)	31,770	386,574
First Republic Bank	1,617	62,222
FirstMerit Corp.	4,280	85,728
FNB Corp.	5,043	60,919
Fukuoka Financial Group, Inc. (Japan)	44,000	187,139
Fulton Financial Corp.	5,360	61,533
Glacier Bancorp, Inc.	2,858	63,419
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	118,300	260,202
Gunma Bank Ltd. (The) (Japan)	95,000	525,255
Hachijuni Bank Ltd. (The) (Japan)	37,000	215,880
Hancock Holding Co.	3,365	101,186
Hang Seng Bank Ltd. (Hong Kong)	13,500	198,809
Higo Bank Ltd. (The) (Japan)	74,000	436,206
Hiroshima Bank Ltd. (The) (Japan)	40,000	170,255
Hokkoku Bank Ltd. (The) (Japan)	18,000	62,378
Hokuhoku Financial Group, Inc. (Japan)	96,000	196,029
Hong Leong Bank Bhd (Malaysia)	36,800	161,412
Hyakugo Bank Ltd. (The) (Japan)	21,000	87,268
Hyakujushi Bank Ltd. (The) (Japan)	25,000	81,552
Iberiabank Corp.	1,613	86,473
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	6,271,000	3,930,237
Itau Unibanco Holding SA (Brazil)	9,020	117,876
Iyo Bank Ltd. (The) (Japan)	23,000	219,825
Jeonbuk Bank (South Korea)	10,640	57,483
Joyo Bank Ltd. (The) (Japan)	36,000	196,612
Juroku Bank Ltd. (The) (Japan)	24,000	87,616
Kagoshima Bank Ltd. (The) (Japan)	19,000	120,717
Keiyo Bank Ltd. (The) (Japan)	18,000	90,718
Kiatnakin Bank PCL (Thailand)	29,400	50,240
Kiyo Holdings, Inc. (Japan)	41,000	53,683
Komercni Banka A/S (Czech Republic)	2,077	385,564
Laurentian Bank of Canada (Canada)	3,700	154,586
LH Financial Group PCL (Thailand)	2,056,300	85,105
Luzerner Kantonalbank AG (Switzerland)	424	156,551
M&T Bank Corp.(a)	2,368	264,624
Malayan Banking Bhd (Malaysia)	85,300	279,855
MB Financial, Inc.	2,011	53,895
Mediobanca SpA (Italy)	47,125	245,085
Mizrahi Tefahot Bank Ltd. (Israel)*	14,414	144,311
Mizuho Financial Group, Inc. (Japan)	809,300	1,680,668
Musashino Bank Ltd. (The) (Japan)	3,400	112,359
Nanto Bank Ltd. (The) (Japan)	14,000	57,024
National Australia Bank Ltd. (Australia)	37,483	1,013,918
National Bank of Canada (Canada)	3,200	228,324
Nedbank Group Ltd. (South Africa)	7,386	131,115
Nishi-Nippon City Bank Ltd. (The) (Japan)	64,000	166,888
Nordea Bank AB (Sweden)	62,216	694,783
North Pacific Bank Ltd. (Japan)	38,400	141,170

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
Northern Trust Corp.	3,357	$194,370
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	32,000	93,128
Oita Bank Ltd. (The) (Japan)	14,000	44,325
Old National Bancorp	4,445	61,474
OTP Bank PLC (Hungary)	17,781	371,928
Oversea-Chinese Banking Corp. Ltd. (Singapore)	42,000	330,168
Pinnacle Financial Partners, Inc.*	979	25,170
PNC Financial Services Group, Inc. (The)	14,479	1,055,809
Pohjola Bank PLC (Finland) (Class A Stock)	6,769	99,465
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	47,705	511,030
Prosperity Bancshares, Inc.(a)	1,632	84,521
Public Bank Bhd (Malaysia)	41,500	222,020
Resona Holdings, Inc. (Japan)	118,600	577,605
RHB Capital Bhd (Malaysia)	61,000	166,178
Royal Bank of Canada (Canada)	24,500	1,427,555
San-In Godo Bank Ltd. (The) (Japan)	17,000	125,919
Senshu Ikeda Holdings, Inc. (Japan)	20,100	104,282
Seven Bank Ltd. (Japan)	12,600	45,676
Shiga Bank Ltd. (The) (Japan)	17,000	87,145
Shizuoka Bank Ltd. (The) (Japan)	25,000	269,645
Siam Commercial Bank PCL (Thailand)	57,900	321,096
Signature Bank*	1,039	86,258
SpareBank 1 SMN (Norway)	11,692	89,527
SpareBank 1 SR Bank ASA (Norway)	8,363	65,397
St Galler Kantonalbank AG (Switzerland)	277	104,304
Standard Bank Group Ltd. (South Africa)	33,806	380,950
Sterling Bancorp (Class N Stock)	2,237	25,994
Sumitomo Mitsui Financial Group, Inc. (Japan)	50,600	2,316,116
Suruga Bank Ltd. (Japan)	5,000	90,672
Svenska Handelsbanken AB (Sweden) (Class A Stock)	9,449	378,569
Taiwan Business Bank (Taiwan)*	463,000	137,440
Texas Capital Bancshares, Inc.*	1,445	64,100
Thanachart Capital PCL (Thailand)	49,700	61,694
TMB Bank PCL (Thailand)	884,200	63,860
Tochigi Bank Ltd. (The) (Japan)	9,000	30,992
Toho Bank Ltd. (The) (Japan)	20,000	61,141
Tokyo Tomin Bank Ltd. (The) (Japan)	4,000	47,299
TOMONY Holdings, Inc. (Japan)	13,900	53,975
Toronto-Dominion Bank (The) (Canada)	18,900	1,518,002
Trustmark Corp.(a)	3,100	76,198
Tsukuba Bank Ltd. (The) (Japan)	10,300	35,831
Turkiye Garanti Bankasi A/S (Turkey)	150,956	658,015
Turkiye Is Bankasi (Turkey) (Class C Stock)	76,307	225,220
U.S. Bancorp	36,680	1,325,982
UMB Financial Corp.	1,197	66,637
Unione di Banche Italiane ScpA (Italy)	79,149	286,229
United Bankshares, Inc.(a)	2,594	68,611
United Overseas Bank Ltd. (Singapore)	22,000	343,554
Valiant Holding (Switzerland)	1,474	123,901
Valley National Bancorp	4,717	44,670
ViewPoint Financial Group, Inc.	1,826	37,999
Westpac Banking Corp. (Australia)	42,191	1,107,724
Wing Hang Bank Ltd. (Hong Kong)	10,500	93,916
Wintrust Financial Corp.(a)	1,930	73,880
Yachiyo Bank Ltd. (The) (Japan)	1,300	39,304
Yamaguchi Financial Group, Inc. (Japan)	21,000	206,623

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
Yamanashi Chuo Bank Ltd. (The) (Japan)	13,000	$54,914

		60,378,624

Commercial Services & Supplies — 0.5%
Aaron’s, Inc.	2,760	77,308
Abertis Infraestructuras SA (Spain)	7,091	123,550
ABM Industries, Inc.	2,545	62,378
ADT Corp. (The)*(a)	4,281	170,598
Anhanguera Educacional Participacoes SA (Brazil)	11,400	66,724
Apollo Group, Inc. (Class A Stock)*	4,542	80,484
Arbitron, Inc.	281	13,052
ASTM SpA (Italy)*	9,608	109,324
Atlantia SpA (Italy)	17,625	287,467
Automatic Data Processing, Inc.	4,924	339,067
Babcock International Group PLC (United Kingdom)	10,158	170,563
Bangkok Expressway PCL (Thailand)	46,400	53,484
Benesse Holdings, Inc. (Japan)	2,000	72,154
Booz Allen Hamilton Holding Corp.(a)	3,134	54,469
Brambles Ltd. (Australia)	15,567	132,602
Bridgepoint Education, Inc.*(a)	2,751	33,507
Brink’s Co. (The)	1,570	40,051
Bunzl PLC (United Kingdom)	6,690	130,483
Bureau Veritas SA (France)	4,208	108,967
Capita PLC (United Kingdom)	7,946	116,799
Cardtronics, Inc.*	1,103	30,443
CCR SA (Brazil)	11,000	87,552
Chemed Corp.	310	22,453
Cielo SA (Brazil)	3,800	95,215
Citra Marga Nusaphala Persada Tbk PT (Indonesia)	193,000	59,570
Coinstar, Inc.*(a)	1,102	64,654
Convergys Corp.	3,879	67,611
Dai Nippon Printing Co. Ltd. (Japan)	27,000	246,369
Davis & Henderson Corp. (Canada)	4,000	85,918
DeVry, Inc.(a)	2,486	77,116
Duskin Co. Ltd. (Japan)	4,200	78,972
EcoRodovias Infraestrutura e Logistica SA (Brazil)(g)	9,400	65,760
Ellaktor SA (Greece)*	35,329	101,211
Equifax, Inc.	2,296	135,303
Estacio Participacoes SA (Brazil)	9,900	71,610
Experian PLC (United Kingdom)	11,086	192,673
FleetCor Technologies, Inc.*	766	62,276
Forrester Research, Inc.	1,005	36,873
FTI Consulting, Inc.*	2,188	71,963
G4S PLC (United Kingdom)	30,632	108,009
Gartner, Inc.*(a)	1,478	84,231
Genpact Ltd. (Bermuda)	3,725	71,669
GFK SE (Germany)	11,065	561,632
Global Payments, Inc.	1,698	78,651
Grand Canyon Education, Inc.*	1,557	50,182
Green Dot Corp. (Class A Stock)*	907	18,095
H&R Block, Inc.	4,676	129,759
Hamburger Hafen und Logistik AG (Germany)	5,221	111,690
Heartland Payment Systems, Inc,	885	32,966
HMS Holdings Corp.*	1,221	28,449
Interserve PLC (United Kingdom)	7,098	54,815

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Intertek Group PLC (United Kingdom)	3,225	$143,357
Intrum Justitia AB (Sweden)	1,727	35,347
Invocare Ltd. (Australia)	6,372	66,174
Iron Mountain, Inc.	1,616	43,002
ITE Group PLC (United Kingdom)	10,977	49,886
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	110,000	113,460
Kanamoto Co. Ltd. (Japan)	2,000	39,967
Kapsch TrafficCom AG (Austria)	1,020	49,106
Kroton Educacional SA (Brazil)	5,800	80,293
Lender Processing Services, Inc.	1,703	55,092
Localiza Rent A Car SA (Brazil)	4,900	69,283
MacDonald Dettwiler & Associates Ltd. (Canada)	4,600	305,296
MasterCard, Inc. (Class A Stock)	1,360	781,320
MAXIMUS, Inc.	768	57,201
McGraw Hill Financial, Inc.(a)	2,672	142,124
McMillan Shakespeare Ltd. (Australia)	3,820	56,436
Meitec Corp. (Japan)	1,700	39,487
Mills Estruturas e Servicos de Engenharia SA (Brazil)	3,500	47,433
Monro Muffler Brake, Inc.(a)	922	44,302
Navitas Ltd. (Australia)	9,258	48,960
New Oriental Education & Technology Group (Cayman Islands), ADR	5,000	110,750
Nichii Gakkan Co. (Japan)	36,600	315,864
Nishio Rent All Co. Ltd. (Japan)	2,800	56,172
Northgate PLC (United Kingdom)	7,478	38,443
Park24 Co. Ltd. (Japan)	1,100	19,956
Paychex, Inc.	2,222	81,147
Port of Tauranga Ltd. (New Zealand)	575	6,189
QinetiQ Group PLC (United Kingdom)	18,006	49,443
Qualicorp SA (Brazil)*	10,000	76,142
Rent-A-Center, Inc.	2,213	83,098
RPS Group PLC (United Kingdom)	10,713	33,043
S-1 Corp. (South Korea)	1,202	65,935
SAIC, Inc.(a)	10,147	141,348
Secom Co. Ltd. (Japan)	4,300	233,794
Securitas AB (Sweden) (Class B Stock)	12,054	105,379
SEI Investments Co.	2,211	62,859
Serco Group PLC (United Kingdom)	9,870	92,819
Service Corp. International	4,808	86,688
SGS SA (Switzerland)	48	103,052
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	130,000	47,694
Shenzhen International Holdings Ltd. (Bermuda)	832,500	102,538
Societa Iniziative Autostradali e Servizi SpA (Italy)	7,038	57,437
Sodexo (France)	2,390	199,099
Sohgo Security Services Co. Ltd. (Japan)	23,800	430,386
Stantec, Inc. (Canada)	2,100	88,656
Taiwan Sogo Shin Kong SEC (Taiwan)	66,000	82,479
Team Health Holdings, Inc.*	794	32,610
Toppan Forms Co. Ltd. (Japan)	6,400	55,483
Toppan Printing Co. Ltd. (Japan)	36,000	249,736
Total System Services, Inc.	3,311	81,053
Towers Watson & Co. (Class A Stock)	2,027	166,092
Transcontinental, Inc. (Canada) (Class A Stock)	3,800	46,213

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services & Supplies (continued)
Transurban Group (Australia)	18,089	$111,710
Vantiv, Inc. (Class A Stock)*(a)	2,010	55,476
Visa, Inc. (Class A Stock)(a)	7,009	1,280,895
VistaPrint NV (Netherlands)*	1,504	74,252
Weathernews, Inc. (Japan)	1,400	29,444
Western Union Co. (The)(a)	12,940	221,403
Wirecard AG (Germany)	2,725	74,147
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	150,000	122,129

		12,865,300

Computer Services & Software — 0.4%
Accenture PLC (Ireland) (Class A Stock)	7,748	557,546
Asseco Poland SA (Poland)	7,801	99,791
AtoS (France)	2,436	181,038
CACI International, Inc. (Class A Stock)*(a)	1,182	75,045
Cap Gemini SA (France)	12,324	598,473
CGI Group, Inc. (Canada) (Class A Stock)*	6,800	199,144
Computer Sciences Corp.	2,141	93,712
Computershare Ltd. (Australia)	41,422	388,375
Diebold, Inc.	1,527	51,445
Domino Printing Sciences PLC (United Kingdom)	4,447	42,206
DST Systems, Inc.	427	27,896
DTS Corp. (Japan)	2,300	33,485
EMC Corp.	41,373	977,230
Fujitsu Ltd. (Japan)	78,000	322,686
Gemalto NV (Netherlands)	2,326	210,601
Gigabyte Technology Co. Ltd. (Taiwan)	95,000	88,414
IHS, Inc. (Class A Stock)*	836	87,262
Indra Sistemas SA (Spain)	6,804	87,883
Ingenico (France)	11,394	758,201
International Business Machines Corp.(a)	15,978	3,053,556
Itochu Techno-Solutions Corp. (Japan)	1,200	49,675
j2 Global, Inc.(a)	1,232	52,372
Lexmark International, Inc. (Class A Stock)(a)	3,027	92,535
Melco Holdings, Inc. (Japan)	2,700	36,094
Mentor Graphics Corp.	3,153	61,641
MICROS Systems, Inc.*(a)	1,139	49,148
NEC Networks & System Integration Corp. (Japan)	2,600	59,229
NET One Systems Co. Ltd. (Japan)	3,300	25,434
NetApp, Inc.*	5,498	207,714
NetScout Systems, Inc.*	1,024	23,900
NTT Data Corp. (Japan)	46	163,850
Obic Co. Ltd. (Japan)	280	73,241
Otsuka Corp. (Japan)	400	44,612
RealD, Inc.*(a)	1,586	22,045
SCSK Corp. (Japan)	13,100	252,035
SK C&C Co. Ltd. (South Korea)	746	64,929
Synopsys, Inc.*	4,632	165,594
Teradata Corp.*	1,982	99,556
Tieto OYJ (Finland)	4,280	81,371

		9,558,964

Computers & Peripherals — 0.5%
AmTRAN Technology Co. Ltd. (Taiwan)	123,000	100,124
Apple, Inc.	22,546	8,930,020
Asustek Computer, Inc. (Taiwan)	10,000	85,548

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computers & Peripherals (continued)
Compal Electronics, Inc. (Taiwan)	126,000	$70,447
Dell, Inc.	40,886	545,828
Electronics for Imaging, Inc.*	1,847	52,252
Hewlett-Packard Co.	70,874	1,757,675
Japan Digital Laboratory Co. Ltd. (Japan)	2,500	25,479
Ju Teng International Holdings Ltd. (Cayman Islands)	110,000	51,258
Lenovo Group Ltd. (Hong Kong)	208,000	187,221
Lite-On Technology Corp. (Taiwan)	58,000	101,382
Quanta Computer, Inc. (Taiwan)	58,000	124,755
Research In Motion Ltd. (Canada)*(a)	11,200	117,996
Synaptics, Inc.*	588	22,673
Wacom Co. Ltd/Japan (Japan)	2,700	29,846
Wincor Nixdorf AG (Germany)	1,657	89,624

		12,292,128

Construction & Engineering — 0.3%
Acciona SA (Spain)	1,943	102,439
Acs Actividades de Construccion y Servicios SA (Spain)	7,474	197,717
Aeroports de Paris (France)	1,917	186,351
Airports of Thailand PCL (Thailand)	12,800	69,541
Alam Sutera Realty Tbk PT (Indonesia)	769,500	57,811
Arcadis NV (Netherlands)	2,510	67,587
Auckland International Airport Ltd. (New Zealand)	50,629	116,445
Aveng Ltd. (South Africa)	26,853	81,224
Balfour Beatty PLC (United Kingdom)	9,708	35,097
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	128,000	83,013
BES Engineering Corp. (Taiwan)	315,000	85,245
Bilfinger SE (Germany)	1,700	156,690
Bouygues SA (France)	10,899	277,725
Cardno Ltd. (Australia)	6,017	28,485
Carillion PLC (United Kingdom)	15,701	65,971
Cheung Kong Infrastructure Holdings Ltd. (Bermuda)	16,000	106,614
Chien Kuo Construction Co. Ltd. (Taiwan)	216,000	105,129
China Railway Construction Corp. Ltd. (China) (Class H Stock)	152,500	131,876
China Railway Group Ltd. (China) (Class H Stock)	401,000	184,240
COMSYS Holdings Corp. (Japan)	5,800	74,050
DA CIN Construction Co. Ltd. (Taiwan)	116,000	105,286
Downer EDI Ltd. (Australia)	15,503	50,548
Enka Insaat ve Sanayi A/S (Turkey)	39,192	98,309
Ferrovial SA (Spain)	8,175	130,513
Flughafen Wien AG (Austria)	2,295	131,130
Flughafen Zuerich AG (Switzerland)	1,310	657,430
Fomento de Construcciones y Contratas SA (Spain)	6,095	56,760
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,930	116,625
Grupo Aeroportuario del Pacifico SAB de CV (Mexico), ADR	3,400	172,822
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	1,120	124,589
Hazama Ando Corp. (Japan)	20,200	44,882
Impregilo SpA (Italy)	16,880	71,157
Japan Airport Terminal Co. Ltd. (Japan)	3,500	55,396

COMMON STOCKS (continued)	Shares	Value (Note 2)
Construction & Engineering (continued)
Kajima Corp. (Japan)	41,000	$135,929
Kandenko Co. Ltd. (Japan)	10,000	42,645
Kinden Corp. (Japan)	10,000	86,053
Kyowa Exeo Corp. (Japan)	6,500	73,014
Maeda Corp. (Japan)	12,000	59,282
Maeda Road Construction Co. Ltd. (Japan)	6,000	93,026
Mirait Holdings Corp. (Japan)	5,400	48,352
Multiplan Empreendimentos Imobiliarios SA (Brazil)	4,300	100,228
NCC AB (Sweden) (Class B Stock)	4,609	104,905
Nippo Corp. (Japan)	24,000	394,498
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	31,057
Nippon Road Co. Ltd. (The) (Japan)	7,000	36,560
Nishimatsu Construction Co. Ltd. (Japan)	30,000	66,078
Obayashi Corp. (Japan)	21,000	108,887
Obrascon Huarte Lain SA (Spain)	1,163	39,518
Penta-Ocean Construction Co. Ltd. (Japan)	21,000	46,869
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	12,900	118,462
Raito Kogyo Co. Ltd. (Japan)	7,200	48,134
SATS Ltd. (Singapore)	39,000	101,070
Shimizu Corp. (Japan)	30,000	120,599
SHO-BOND Holdings Co. Ltd. (Japan)	600	23,642
Skanska AB (Sweden) (Class B Stock)	8,138	134,865
Strabag SE (Austria)	2,500	51,740
Sumitomo Densetsu Co. Ltd. (Japan)	2,400	34,362
Taikisha Ltd. (Japan)	1,900	46,712
Taisei Corp. (Japan)	38,000	137,179
TAV Havalimanlari Holding A/S (Turkey)	13,539	79,188
Tecnicas Reunidas SA (Spain)	11,272	517,758
TOA ROAD Corp. (Japan)	5,000	21,418
Toda Corp. (Japan)	15,000	41,569
Torunlar Gayrimenkul Yatirim Ortakligi A/S (Turkey)	45,088	81,490
Totetsu Kogyo Co. Ltd. (Japan)	3,400	61,025
UGL Ltd. (Australia)	6,643	41,719
United Engineers Ltd. (Singapore)	25,000	47,631
Vinci SA (France)	20,068	1,006,617
Yokogawa Bridge Holdings Corp. (Japan)	4,000	39,079

		8,249,857

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	16,833	155,570
Ball Corp.	2,476	102,853
Bemis Co., Inc.	1,536	60,119
CCL Industries, Inc. (Canada) (Class B Stock)	1,100	67,860
Fuji Seal International, Inc. (Japan)	12,300	346,543
Fujimori Kogyo Co. Ltd. (Japan)	1,600	47,461
Gerresheimer AG (Germany)	1,501	86,674
Huhtamaki OYJ (Finland)	4,477	83,030
Mayr Melnhof Karton AG (Austria)	769	82,584
Packaging Corp. of America	1,049	51,359
Rengo Co. Ltd. (Japan)	20,000	95,975
Rexam PLC (United Kingdom)	14,836	107,669
Rock-Tenn Co. (Class A Stock)(a)	1,563	156,112
Sealed Air Corp.	4,110	98,435
Silgan Holdings, Inc.	1,608	75,512
Sonoco Products Co.	3,204	110,762

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Containers & Packaging (continued)
Toyo Seikan Group Holdings Ltd. (Japan)	11,000	$169,321

		1,897,839

Cosmetics/Personal Care — 0.2%
Amorepacific Corp. (South Korea)	83	66,494
AMOREPACIFIC Group (South Korea)	131	39,878
Avon Products, Inc.	5,553	116,780
Beiersdorf AG (Germany)	1,402	122,126
Colgate-Palmolive Co.	5,527	316,642
Dr. Ci:Labo Co. Ltd. (Japan)(a)	8	21,275
Elizabeth Arden, Inc.*	618	27,853
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,215	145,681
Fancl Corp. (Japan)	6,500	77,885
Kao Corp. (Japan)	8,600	292,757
Korea Kolmar Holdings Co. Ltd. (South Korea)	3,950	42,397
Kose Corp. (Japan)	2,400	66,405
LG Household & Health Care Ltd. (South Korea)	93	45,300
L’Oreal SA (France)	4,508	741,041
Magic Holdings International Ltd. (Cayman Islands)	84,000	51,801
Natura Cosmeticos SA (Brazil)	4,000	87,481
Oriflame Cosmetics SA (Luxembourg), SDR	1,832	58,006
Pigeon Corp. (Japan)	300	23,905
Pola Orbis Holdings, Inc. (Japan)	1,600	54,117
Prince Frog International Holdings Ltd. (Cayman Islands)	66,000	45,351
Procter & Gamble Co. (The)	49,098	3,780,055
PZ Cussons PLC (United Kingdom)	8,548	44,984
Shiseido Co. Ltd. (Japan)	9,100	135,397
Unicharm Corp. (Japan)	1,100	62,214
Vinda International Holdings Ltd. (Cayman Islands)	58,000	59,070

		6,524,895

Distribution/Wholesale — 0.1%
Aygaz AS (Turkey)	17,123	78,620
Berli Jucker PCL (Thailand)	17,100	27,403
Canon Marketing Japan, Inc. (Japan)	4,700	62,927
Daiwabo Holdings Co. Ltd. (Japan)	18,000	28,063
DCC PLC (Ireland)	2,298	89,745
Digital China Holdings Ltd. (Bermuda)	96,000	114,112
F&A Aqua Holdings, Inc. (Japan)	1,500	22,113
Fastenal Co.	1,722	78,954
Fuji Electronics Co. Ltd. (Japan)	3,400	43,936
Genuine Parts Co.	2,706	211,257
Inabata & Co. Ltd. (Japan)	5,300	43,554
Inchcape PLC (United Kingdom)	78,090	594,544
Ingram Micro, Inc. (Class A Stock)*	7,456	141,589
LKQ Corp.*	5,070	130,553
Nagase & Co. Ltd. (Japan)	9,200	117,298
Owens & Minor, Inc.	1,997	67,559
Paltac Corp. (Japan)	4,600	60,885
Pool Corp.	996	52,200
Test-Rite International Co. Ltd. (Taiwan)	82,000	64,618
Tomoe Engineering Co. Ltd. (Japan)	2,200	36,100
United Stationers, Inc.	1,251	41,971
W.W. Grainger, Inc.	727	183,335

COMMON STOCKS (continued)	Shares	Value (Note 2)
Distribution/Wholesale (continued)
Wakita & Co. Ltd. (Japan)	3,000	$26,639
Watsco, Inc.	697	58,520

		2,376,495

Diversified Financial Services — 0.5%
Aberdeen Asset Management PLC (United Kingdom)	116,313	676,904
Acom Co. Ltd. (Japan)*	1,010	32,131
AEON Financial Service Co. Ltd. (Japan)	1,000	28,327
AerCap Holdings NV (Netherlands)*	8,902	155,429
Air Lease Corp.	2,589	71,430
Alior Bank SA (Poland)	2,532	68,212
American Express Co.	13,305	994,682
Ashmore Group PLC (United Kingdom)	80,920	422,401
ASX Ltd. (Australia)	774	23,341
Bolsas y Mercados Espanoles SA (Spain)(g)	2,464	60,368
BS Financial Group, Inc. (South Korea)	6,390	80,411
CBOE Holdings, Inc.	1,758	81,993
Century Tokyo Leasing Corp. (Japan)	2,600	67,641
CETIP SA - Mercados Organizados (Brazil)	8,300	84,400
China Bills Finance Corp. (Taiwan)	182,000	66,841
China Development Financial Holding Corp. (Taiwan)*	467,000	130,615
CI Financial Corp. (Canada)	1,000	28,782
Close Brothers Group PLC (United Kingdom)	37,845	566,108
CME Group, Inc.	8,140	618,477
Daishin Securities Co. Ltd. (South Korea)	6,000	46,876
Deutsche Boerse AG (Germany)	4,355	286,376
DGB Financial Group, Inc. (South Korea)	6,140	83,454
E. Sun Financial Holding Co. Ltd. (Taiwan)	234,000	142,250
Encore Capital Group, Inc.*	860	28,475
Federated Investors, Inc. (Class B Stock)(a)	1,869	51,229
First Financial Holding Co. Ltd. (Taiwan)	262,000	154,416
Fubon Financial Holding Co. Ltd. (Taiwan)	110,000	149,414
Fuyo General Lease Co. Ltd. (Japan)	1,500	56,008
Greenhill & Co., Inc.	694	31,744
Grupo BTG Pactual (Brazil), UTS	10,100	123,164
Guoco Group Ltd. (Bermuda)	6,000	67,934
Haitong Securities Co. Ltd. (China) (Class H Stock)*	63,200	75,972
Hargreaves Lansdown PLC (United Kingdom)	2,920	39,442
Hellenic Exchanges SA Holding Clearing Settlement and Registry (Greece)	7,692	60,002
Hitachi Capital Corp. (Japan)	2,800	55,333
Home Loan Servicing Solutions Ltd. (Cayman Islands)	2,623	62,873
HSBC Holdings PLC (United Kingdom)	403,785	4,180,067
IBJ Leasing Co. Ltd. (Japan)	1,600	45,960
IGM Financial, Inc. (Canada)	2,800	120,046
IntercontinentalExchange, Inc.*(a)	882	156,784
Japan Exchange Group, Inc. (Japan)	400	40,403
JSE Ltd. (South Africa)	17,550	126,054
LPL Financial Holdings, Inc.	1,712	64,645
MarketAxess Holdings, Inc.	783	36,605
Mega Financial Holding Co. Ltd. (Taiwan)	206,000	155,619
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	21,600	102,482

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
Nationstar Mortgage Holdings, Inc.*(a)	477	$17,859
NEC Capital Solutions Ltd. (Japan)	800	16,244
Nelnet, Inc. (Class A Stock)	807	29,125
Ocwen Financial Corp.*	2,016	83,100
Partners Group Holding AG (Switzerland)	1,703	460,966
Pocket Card Co. Ltd. (Japan)	31,400	199,736
Samsung Card Co. Ltd. (South Korea)	2,610	88,567
Shinhan Financial Group Co. Ltd. (South Korea)	12,990	425,916
Tokai Tokyo Financial Holdings, Inc. (Japan)	54,000	367,475
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	94,726	93,759
UOB-Kay Hian Holdings Ltd. (Singapore)	3,000	3,884

		12,588,751

Electric — 1.0%
A2A SpA (Italy)	212,903	158,270
AGL Energy Ltd. (Australia)	13,361	176,795
Akenerji Elektrik Uretim A/S (Turkey)*	24,731	17,814
Allete, Inc.	2,094	104,386
Alliant Energy Corp.	2,011	101,395
Ameren Corp.	6,901	237,670
American Electric Power Co., Inc.	8,574	383,944
Atco Ltd. (Canada) (Class I Stock)	1,800	74,263
Avista Corp.	2,264	61,173
Black Hills Corp.	1,279	62,351
Calpine Corp.*	5,508	116,935
Centrais Eletricas Brasileiras SA (Brazil)	28,400	59,057
CEZ A/S (Czech Republic)	31,150	746,742
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)*	233,000	49,699
China Power International Development Ltd. (Hong Kong)	399,000	149,226
China Resources Power Holdings Co. Ltd. (Hong Kong)	146,000	348,843
Chubu Electric Power Co., Inc. (Japan)	30,200	427,783
Chugoku Electric Power Co., Inc. (The) (Japan)	13,100	205,411
Cleco Corp.	1,504	69,831
CLP Holdings Ltd. (Hong Kong)	34,500	278,892
CMS Energy Corp.	2,978	80,912
Consolidated Edison, Inc.	5,932	345,895
Contact Energy Ltd. (New Zealand)	10,228	40,478
CPFL Energia SA (Brazil), ADR	3,450	63,101
Datang International Power Generation Co. Ltd. (China) (Class H Stock)*	290,000	116,659
Dominion Resources, Inc.	7,520	427,286
DTE Energy Co.	3,445	230,849
Duke Energy Corp.	9,152	617,760
E.ON SE (Germany)	142,552	2,336,224
Edison International	5,765	277,642
EDP - Energias de Portugal SA (Portugal)	224,612	724,541
EDP - Energias do Brasil SA (Brazil)	21,800	109,423
El Paso Electric Co.	2,026	71,538
Electric Power Development Co. Ltd. (Japan)	5,000	156,323
Electricite de France SA (France)	13,617	316,003
Elia System Operator SA/NV (Belgium)	5,208	218,079
Emera, Inc. (Canada)	3,300	103,641
Empire District Electric Co. (The)	2,348	52,384

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric (continued)
Empresa Nacional de Electricidad SA (Chile), ADR	6,642	$293,377
Endesa SA (Spain)	6,007	128,286
Enel SpA (Italy)	582,266	1,827,123
Enersis SA (Chile), ADR	11,889	194,504
Entergy Corp.	4,512	314,396
Equatorial Energia SA (Brazil)	8,800	72,724
EVN AG (Austria)	5,896	74,059
Exelon Corp.	15,332	473,452
FirstEnergy Corp.	9,966	372,130
Fortis, Inc. (Canada)	4,100	125,491
Fortum OYJ (Finland)	12,227	229,051
GDF Suez (France)	94,445	1,852,513
Glow Energy PCL (Thailand)	29,300	67,783
Great Plains Energy, Inc.	4,448	100,258
Hawaiian Electric Industries, Inc.	2,948	74,614
Hera SpA (Italy)	51,086	96,652
Hokkaido Electric Power Co., Inc. (Japan)*	8,200	111,904
Hokuriku Electric Power Co. (Japan)	10,800	169,467
Huadian Power International Corp. Ltd. (China) (Class H Stock)	164,000	66,635
Huaneng Power International, Inc. (China) (Class H Stock)	208,000	205,595
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	312,000	112,174
Iberdrola SA (Spain)	241,038	1,273,784
IDACORP, Inc.	1,698	81,096
Infratil Ltd. (New Zealand)	20,678	35,574
Integrys Energy Group, Inc.	1,903	111,383
Iren SpA (Italy)*	104,815	116,799
ITC Holdings Corp.	975	89,018
Kansai Electric Power Co., Inc. (The) (Japan)*	34,000	465,403
Korea Electric Power Corp. (South Korea)*	13,550	311,664
Kyushu Electric Power Co., Inc. (Japan)*	14,500	218,532
Light SA (Brazil)	9,400	65,297
National Fuel Gas Co.	932	54,009
NextEra Energy, Inc.	7,292	594,152
Northeast Utilities	3,103	130,388
NorthWestern Corp.	1,674	66,793
NRG Energy, Inc.	6,610	176,487
NV Energy, Inc.	4,969	116,573
OGE Energy Corp.	1,914	130,535
Okinawa Electric Power Co., Inc. (The) (Japan)	1,900	71,772
Origin Energy Ltd. (Australia)	27,260	312,384
Pepco Holdings, Inc.(a)	4,936	99,510
PG&E Corp.	8,558	391,357
PGE SA (Poland)	82,190	380,742
Pike Electric Corp.	1,520	18,696
Pinnacle West Capital Corp.	2,757	152,931
PNM Resources, Inc.	2,649	58,781
Portland General Electric Co.	2,146	65,646
Power Assets Holdings Ltd. (Hong Kong)	22,000	189,376
PPL Corp.	11,651	352,559
Public Service Enterprise Group, Inc.	10,498	342,865
Red Electrica Corp. SA (Spain)	2,129	117,067
RWE AG (Germany)	22,445	715,499
SCANA Corp.	3,350	164,485
Shikoku Electric Power Co., Inc. (Japan)*	7,200	130,019

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric (continued)
Southern Co. (The)	13,186	$581,898
SSE PLC (United Kingdom)	15,042	348,338
Stars Microelectronics Thailand PCL (Thailand)*	243,100	55,620
Taiwan Cogeneration Corp. (Taiwan)	192,000	127,372
Tauron Polska Energia SA (Poland)	140,439	181,850
Tenaga Nasional Bhd (Malaysia)	131,800	345,834
Terna Rete Elettrica Nazionale SpA (Italy)	52,418	217,815
Tianjin Development Hldgs Ltd. (Hong Kong)*	102,000	54,798
Tohoku Electric Power Co., Inc. (Japan)*	22,300	278,436
Tokyo Electric Power Co., Inc. (The) (Japan)*	15,400	79,500
TransAlta Corp. (Canada)	7,500	102,762
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	8,600	83,443
UIL Holdings Corp.	1,858	71,069
Unitil Corp.	1,234	35,638
UNS Energy Corp.	2,409	107,755
Verbund AG (Austria)	5,312	100,749
Westar Energy, Inc.	3,556	113,650
Wisconsin Energy Corp.	3,767	154,409
Xcel Energy, Inc.	7,570	214,534

		27,938,052

Electrical Equipment — 0.1%
AMETEK, Inc.	2,516	106,427
Casio Computer Co. Ltd. (Japan)	9,900	87,197
Chaowei Power Holdings Ltd. (Cayman Islands)	141,000	47,635
China High Speed Transmission Equipment Group Co. Ltd. (Cayman Islands)*	177,000	79,822
Delta Electronics, Inc. (Taiwan)	23,000	104,454
Emerson Electric Co.	9,694	528,711
Energizer Holdings, Inc.	1,573	158,102
Funai Electric Co. Ltd. (Japan)	5,600	55,020
Furukawa Electric Co. Ltd. (Japan)	68,000	157,316
Generac Holdings, Inc.	1,426	52,776
Hitachi Ltd. (Japan)	144,000	922,680
Legrand SA (France)	6,278	291,079
LG Electronics, Inc. (South Korea)	2,349	149,299
Mabuchi Motor Co. Ltd. (Japan)	1,200	64,012
Nidec Corp. (Japan)(a)	2,100	146,921
Nippon Signal Co. Ltd. (Japan)	6,600	48,539
NVC Lighting Holdings Ltd. (Cayman Islands)	272,000	83,698
Prysmian SpA (Italy)	8,209	153,137
Solar A/S (Denmark) (Class B Stock)	615	29,140
Tatung Co. Ltd. (Taiwan)*	234,000	58,565
Tianneng Power International Ltd. (Cayman Islands)	116,000	46,324
TKH Group NV (Netherlands)	3,447	88,634
Ushio, Inc. (Japan)	7,300	96,387
Vossloh AG (Germany)	950	89,680
Well Shin Technology Co. Ltd. (Taiwan)	21,000	36,427
Zhuzhou CSR Times Electric Co. Ltd. (China) (Class H Stock)	24,000	60,110

		3,742,092

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components & Equipment — 0.3%
AAC Technologies Holdings, Inc. (Cayman Islands)	22,000	$123,430
Anritsu Corp. (Japan)	2,000	23,695
Azbil Corp. (Japan)	3,200	68,637
Brady Corp. (Class A Stock)	1,936	59,493
Coretronic Corp. (Taiwan)	75,000	60,979
Dai-ichi Seiko Co. Ltd. (Japan)	3,200	42,275
E Ink Holdings, Inc. (Taiwan)	39,000	22,282
Eizo Corp. (Japan)	3,600	77,480
Elite Material Co. Ltd. (Taiwan)	105,000	92,018
Evertz Technologies Ltd. (Canada)	12,400	174,498
FLIR Systems, Inc.	3,422	92,291
Futaba Corp. (Japan)	4,600	54,720
Garmin Ltd. (Switzerland)(a)	3,087	111,626
Halma PLC (United Kingdom)	61,813	473,281
Hamamatsu Photonics KK (Japan)	2,200	79,449
Hirose Electric Co. Ltd. (Japan)	700	92,197
Hon Hai Precision Industry Co. Ltd. (Taiwan)	210,000	513,246
Honeywell International, Inc.	11,148	884,482
Horiba Ltd. (Japan)	2,100	76,593
Hosiden Corp. (Japan)	7,600	42,506
Hoya Corp. (Japan)	8,100	166,602
Inaba Denki Sangyo Co. Ltd. (Japan)	1,700	43,693
Keyence Corp. (Japan)	900	286,750
Koninklijke Philips NV (Netherlands)	30,130	821,373
Kuroda Electric Co. Ltd. (Japan)	3,900	51,925
Kyocera Corp. (Japan)	7,100	722,396
Lotes Co. Ltd. (Taiwan)	14,000	34,277
Maruwa Co. Ltd. (Japan)	9,100	305,906
Mettler-Toledo International, Inc.*	309	62,171
Murata Manufacturing Co. Ltd. (Japan)	4,900	372,718
NAM TAI Electronics, Inc. (British Virgin Islands)	2,185	12,236
National Instruments Corp.	1,399	39,088
Nissha Printing Co. Ltd. (Japan)*	2,100	36,925
Nitto Kogyo Corp. (Japan)	3,300	60,386
Omron Corp. (Japan)	5,900	175,897
OSI Systems, Inc.*	506	32,597
Pegatron Corp. (Taiwan)*	51,000	83,759
PerkinElmer, Inc.	1,845	59,963
Promate Electronic Co. Ltd. (Taiwan)	162,000	155,419
Rotork PLC (United Kingdom)	1,110	45,059
Ryosan Co. Ltd. (Japan)	5,700	100,202
Samsung Electro-Mechanics Co. Ltd. (South Korea)	905	68,698
Sanshin Electronics Co. Ltd. (Japan)	6,100	36,890
Silitech Technology Corp. (Taiwan)	31,000	51,416
Sinbon Electronics Co. Ltd. (Taiwan)	124,000	112,373
Star Micronics Co. Ltd. (Japan)	3,100	33,458
SVI PCL (Thailand)*	472,700	52,114
Synnex Technology International Corp. (Taiwan)	50,000	64,956
Taiyo Yuden Co. Ltd. (Japan)	16,700	253,976
Tech Data Corp.*	2,230	105,011
Tech Pro Technology Development Ltd. (Cayman Islands)*	398,000	151,151
Thermo Fisher Scientific, Inc.(a)	7,110	601,719
Toyo Corp. (Japan)	2,800	34,782
Tyco International Ltd. (Switzerland)	6,741	222,116

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Components & Equipment (continued)
Uju Electronics Co. Ltd. (South Korea)	2,399	$51,540
UKC Holdings Corp. (Japan)	2,200	36,688
Unimicron Technology Corp. (Taiwan)	70,000	66,666
Venture Corp. Ltd. (Singapore)	28,000	160,323
Waters Corp.*	1,110	111,056
Yageo Corp. (Taiwan)*	292,000	98,726

		9,148,179

Energy-Alternate Sources
Areva SA (France)*	3,339	51,735
China Longyuan Power Group Corp. (China) (Class H Stock)	211,000	216,939
China Suntien Green Energy Corp. Ltd. (China) (Class H Stock)	680,000	248,114
EDP Renovaveis SA (Spain)*	33,442	171,620
Enel Green Power SpA (Italy)	105,665	219,293
Green Plains Renewable Energy, Inc.*	1,332	17,742
Nordex SE (Germany)*	6,233	43,425

		968,868

Entertainment & Leisure — 0.2%
Accell Group (Netherlands)	2,844	44,268
Accordia Golf Co. Ltd. (Japan)	45	47,226
Amer Sports OYJ (Finland)	5,349	98,353
Aristocrat Leisure Ltd. (Australia)	88,907	347,463
Avex Group Holdings, Inc. (Japan)	700	22,094
Carnival Corp. (Panama)	18,064	619,415
Carnival PLC (United Kingdom)	14,384	499,989
Cinemark Holdings, Inc.	2,176	60,754
Cineplex, Inc. (Canada)	3,100	108,708
Cineworld Group PLC (United Kingdom)	12,068	62,297
Daiichikosho Co. Ltd. (Japan)	10,200	279,425
Daikoku Denki Co. Ltd. (Japan)	1,000	19,090
Dolby Laboratories, Inc. (Class A Stock)(a)	1,931	64,592
DreamWorks Animation SKG, Inc. (Class A Stock)*	3,632	93,197
Genting Singapore PLC (United Kingdom)	69,000	71,549
Gtech SpA (Italy)	5,619	140,601
Hasbro, Inc.	2,301	103,154
Heiwa Corp. (Japan)	3,300	57,834
HIS Co. Ltd. (Japan)	1,000	42,732
Intralot SA-Integrated Lottery Systems & Services (Greece)	19,952	46,730
Kinepolis Group NV (Belgium)	613	81,467
Kuoni Reisen Holding AG (Switzerland)*	230	72,371
Ladbrokes PLC (United Kingdom)	16,817	51,088
Lions Gate Entertainment Corp. (Canada)*	704	19,339
Madison Square Garden Co. (The) (Class A Stock)*	1,768	104,754
Major Cineplex Group PCL (Thailand)	69,900	47,329
Marriott Vacations Worldwide Corp.*	1,354	58,547
Mars Engineering Corp. (Japan)	1,800	34,336
Mattel, Inc.	4,735	214,543
Namco Bandai Holdings, Inc. (Japan)	5,800	94,003
Nintendo Co. Ltd. (Japan)	4,000	470,956
OPAP SA (Greece)	21,568	180,491
Oriental Land Co. Ltd. (Japan)	500	77,378
Piaggio & C SpA (Italy)	24,974	64,760
Sankyo Co. Ltd. (Japan)	2,100	99,232
Sanrio Co. Ltd. (Japan)	700	32,471

COMMON STOCKS (continued)	Shares	Value (Note 2)
Entertainment & Leisure (continued)
Sega Sammy Holdings, Inc. (Japan)	5,200	$130,302
Shimano, Inc. (Japan)	1,400	119,259
Six Flags Entertainment Corp.	1,152	40,504
Tatts Group Ltd. (Australia)	41,052	118,586
Toei Co. Ltd. (Japan)	7,000	44,979
Toho Co. Ltd. (Japan)	5,000	102,840
Tokyo Dome Corp. (Japan)	9,000	55,800
Tomy Co. Ltd. (Japan)	8,900	41,584
Universal Entertainment Corp. (Japan)	1,100	19,484
William Hill PLC (United Kingdom)	14,117	94,667
Yamaha Corp. (Japan)	8,900	101,972

		5,402,513

Environmental Control — 0.1%
Asahi Holdings, Inc. (Japan)	2,600	39,156
Beijing Enterprises Water Group Ltd. (Bermuda)	274,000	97,479
Calgon Carbon Corp.*	1,719	28,673
Clean Harbors, Inc.*(a)	1,067	53,916
Covanta Holding Corp.	3,393	67,928
Coway Co. Ltd. (South Korea)	1,171	56,904
Daiseki Co. Ltd. (Japan)	2,700	47,234
Hitachi Zosen Corp. (Japan)	31,500	44,396
Kurita Water Industries Ltd. (Japan)	3,800	80,431
Lassila & Tikanoja OYJ (Finland)*	4,596	80,163
Mine Safety Appliances Co.	902	41,988
Oyo Corp. (Japan)	19,800	309,728
Progressive Waste Solutions Ltd. (Canada)	20,200	435,231
Republic Services, Inc.	7,564	256,722
Stericycle, Inc.*	1,080	119,264
Tetra Tech, Inc.*	2,249	52,874
Waste Connections, Inc.(a)	2,659	109,391
Waste Management, Inc.	7,214	290,941

		2,212,419

Farming & Agriculture — 0.2%
Altria Group, Inc.	12,069	422,294
Archer-Daniels-Midland Co.	24,223	821,402
Asian Citrus Holdings Ltd. (Bermuda)	125,000	44,323
Astral Foods Ltd. (South Africa)	12,592	114,442
British American Tobacco PLC (United Kingdom)	24,666	1,265,116
Bumitama Agri Ltd. (Singapore)	154,000	121,154
Bunge Ltd. (Bermuda)	6,202	438,916
Charoen Pokphand Indonesia Tbk PT (Indonesia)*	319,500	164,963
GrainCorp Ltd. (Australia) (Class A Stock)	6,258	71,623
Gudang Garam Tbk PT (Indonesia)	33,500	170,319
Hokuto Corp. (Japan)	2,800	48,673
Imperial Tobacco Group PLC (United Kingdom)	21,914	759,864
Japan Tobacco, Inc. (Japan)	15,800	557,701
Japfa Comfeed Indonesia Tbk PT (Indonesia)	335,500	54,213
KT&G Corp. (South Korea)	2,895	188,091
Kuala Lumpur Kepong Bhd (Malaysia)	14,900	102,430
Padiberas Nasional Bhd (Malaysia)	1,600	1,809
Reynolds American, Inc.	5,110	247,171
SLC Agricola SA (Brazil)	6,900	59,465

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Farming & Agriculture (continued)
Universal Corp.(a)	1,578	$91,287

		5,745,256

Foods — 1.2%
AarhusKarlshamn AB (Sweden)	821	41,844
Ajinomoto Co., Inc. (Japan)	21,000	308,054
Aryzta AG (Switzerland)*	2,847	159,812
Associated British Foods PLC (United Kingdom)	8,143	214,814
Austevoll Seafood ASA (Norway)	12,237	70,509
Axfood AB (Sweden)	2,443	102,120
B&G Foods, Inc.	889	30,270
Barry Callebaut AG (Switzerland)*	32	29,288
BIM Birlesik Magazalar A/S (Turkey)	4,092	88,754
Boulder Brands, Inc.*(a)	2,111	25,438
BRF SA (Brazil)	17,700	382,422
Calbee, Inc. (Japan)	300	28,473
Campbell Soup Co.(a)	2,043	91,506
Carrefour SA (France)	15,816	434,411
Casino Guichard Perrachon SA (France)	2,588	242,510
Cencosud SA (Chile)	37,861	188,541
Cermaq ASA (Norway)	4,301	75,054
Charoen Pokphand Foods PCL (Thailand)	82,200	68,246
Cherkizovo Group OJSC (Russia), GDR, RegS*(g)	3,007	30,596
China Foods Ltd. (Bermuda)	152,000	57,465
China Mengniu Dairy Co. Ltd. (Cayman Islands)	83,000	296,275
China Minzhong Food Corp. Ltd. (Singapore)*	110,000	90,154
China Modern Dairy Holdings Ltd. (Cayman Islands)*	284,000	80,833
China Yurun Food Group Ltd. (Bermuda)*	220,000	133,218
Chr. Hansen Holding A/S (Denmark)	2,345	80,227
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil), ADR(a)	2,300	104,558
CJ CheilJedang Corp. (South Korea)	291	65,936
Colruyt SA (Belgium)	1,676	88,189
Compass Group PLC (United Kingdom)	27,038	345,482
ConAgra Foods, Inc.	7,981	278,776
Cosan Ltd. (Bermuda), BDR	4,400	71,462
Cosan SA Industria e Comercio (Brazil)	4,200	80,975
Cranswick PLC (United Kingdom)	3,880	68,160
CSM (Netherlands)	4,792	96,996
Daesang Corp. (South Korea)	1,300	35,303
Dairy Crest Group PLC (United Kingdom)	8,950	61,834
Danone SA (France)	14,660	1,103,429
Delhaize Group SA (Belgium)	9,619	594,666
Devro PLC (United Kingdom)	9,795	43,452
Dole Food Co., Inc.*	1,516	19,329
Ebro Foods SA (Spain)	5,308	109,020
Empire Co. Ltd. (Canada) (Class A Stock)	600	45,880
First Pacific Co. Ltd. (Bermuda)	62,000	66,278
Flowers Foods, Inc.	3,951	87,120
Fresh Del Monte Produce, Inc. (Cayman Islands)	3,889	108,425
Fresh Market, Inc. (The)*	530	26,352
Fuji Oil Co. Ltd. (Japan)	4,300	74,409
General Mills, Inc.	10,768	522,571
George Weston Ltd. (Canada)	1,800	143,305

COMMON STOCKS (continued)	Shares	Value (Note 2)
Foods (continued)
Goodman Fielder Ltd. (Australia)*	45,894	$30,716
Greencore Group PLC (Ireland)	23,924	48,740
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	98,900	299,964
Hain Celestial Group, Inc. (The)*(a)	1,081	70,233
Harris Teeter Supermarkets, Inc.	1,672	78,350
Hershey Co. (The)	966	86,244
Hillshire Brands Co.	464	15,349
Hormel Foods Corp.(a)	3,226	124,459
House Foods Corp. (Japan)	6,000	97,853
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	76,000	93,083
Indofood Sukses Makmur Tbk PT (Indonesia)	296,000	218,336
Ingredion, Inc.	2,132	139,902
J Sainsbury PLC (United Kingdom)	57,213	309,229
J.M. Smucker Co. (The)	2,692	277,680
JBS SA (Brazil)	53,400	153,402
Jeronimo Martins SGPS SA (Portugal)	6,306	132,908
Kato Sangyo Co. Ltd. (Japan)	1,600	33,370
Kellogg Co.	3,192	205,022
Kerry Group PLC (Ireland) (Class A Stock)	4,221	232,956
Kesko OYJ (Finland) (Class B Stock)	2,974	82,614
Kewpie Corp. (Japan)	8,000	118,054
Kikkoman Corp. (Japan)	7,000	116,443
Koninklijke Ahold NV (Netherlands)	41,817	621,939
Kraft Foods Group, Inc.	16,516	922,749
Kroger Co. (The)	13,133	453,614
Labixiaoxin Snacks Group Ltd. (Bermuda)	191,000	94,258
Leroy Seafood Group ASA (Norway)	2,155	60,135
Lien Hwa Industrial Corp. (Taiwan)	119,000	77,490
Lindt & Spruengli AG (Switzerland)	163	611,864
Lindt & Spruengli AG-REG (Switzerland)	2	87,022
Loblaw Cos. Ltd. (Canada)	2,800	126,595
Lotte Confectionery Co. Ltd. (South Korea)	37	51,941
M Dias Branco SA (Brazil)	2,100	79,432
Magnit OJSC (Russia), GDR(g)	8,265	472,138
Marfrig Alimentos SA (Brazil)*	20,100	66,299
Marine Harvest ASA (Norway)	87,921	89,372
McCormick & Co., Inc.(a)	2,381	167,527
Megmilk Snow Brand Co. Ltd. (Japan)	5,400	80,392
MEIJI Holdings Co. Ltd. (Japan)	4,300	206,495
Metcash Ltd. (Australia)	90,917	291,663
Metro AG (Germany)	8,524	269,340
Metro, Inc. (Canada)	2,600	174,240
Minerva SA (Brazil)*	4,900	22,597
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	34,934
Mondelez International, Inc. (Class A Stock)	38,427	1,096,322
Nestle SA (Switzerland)	48,569	3,187,117
Nichirei Corp. (Japan)	12,000	62,154
Nippon Meat Packers, Inc. (Japan)	8,000	122,370
Nisshin Seifun Group, Inc. (Japan)	12,000	143,795
Nissin Foods Holdings Co. Ltd. (Japan)	2,200	88,970
NongShim Co. Ltd. (South Korea)	194	44,902
Nutreco NV (Netherlands)	14,580	617,405
O’Key Group SA (Luxembourg), GDR	4,250	47,919
Orion Corp. (South Korea)	55	45,827
Parmalat SpA (Italy)	41,670	130,225
People’s Food Holdings Ltd. (Bermuda)	62,000	53,807
Post Holdings, Inc.*	2,230	97,362

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Foods (continued)
PPB Group Bhd (Malaysia)	36,300	$162,467
Rock Field Co. Ltd. (Japan)	2,600	49,130
Safeway, Inc.	8,859	209,604
Sanderson Farms, Inc.	698	46,361
Saputo, Inc. (Canada)	2,400	110,313
Seven & I Holdings Co. Ltd. (Japan)	25,300	926,571
Sligro Food Group NV (Netherlands)	2,702	90,476
Snyders-Lance, Inc.	1,498	42,558
Suedzucker AG (Germany)	3,983	123,310
Sumber Alfaria Trijaya Tbk PT (Indonesia)	237,500	161,524
Sysco Corp.	10,592	361,823
Tate & Lyle PLC (United Kingdom)	15,046	188,778
Tesco PLC (United Kingdom)	235,351	1,185,191
Thai Union Frozen Products PCL (Thailand)	32,600	61,227
Thai Vegetable Oil PCL (Thailand)	119,200	70,528
Tingyi Cayman Islands Holding Corp. (Cayman Islands)	76,000	197,252
Toyo Suisan Kaisha Ltd. (Japan)	3,000	99,818
TreeHouse Foods, Inc.*	1,519	99,555
Tyson Foods, Inc. (Class A Stock)(a)	10,913	280,246
Ulker Biskuvi Sanayi A/S (Turkey)	10,436	75,753
Unilever NV (Netherlands), CVA	48,917	1,925,574
Unilever PLC (United Kingdom)	29,642	1,199,980
Uni-President China Holdings Ltd. (Cayman Islands)	70,000	70,829
Uni-President Enterprises Corp. (Taiwan)	59,000	114,688
United Natural Foods, Inc.*	1,758	94,914
Universal Robina Corp. (Philippines)	17,570	50,685
UNY Group Holdings Co. Ltd. (Japan)	17,000	114,332
Viscofan SA (Spain)	930	46,593
Want Want China Holdings Ltd. (Cayman Islands)	153,000	214,451
Warabeya Nichiyo Co. Ltd. (Japan)	3,900	59,622
Whole Foods Market, Inc.	3,595	185,071
Wilmar International Ltd. (Singapore)	61,000	150,868
WM Morrison Supermarkets PLC (United Kingdom)	109,241	434,831
Woolworths Ltd. (Australia)	10,297	308,465
Wowprime Corp. (Taiwan)	11,000	147,696
X5 Retail Group NV (Netherlands), GDR*	6,247	113,133
Yakult Honsha Co. Ltd. (Japan)	2,200	91,227
Yamazaki Baking Co. Ltd. (Japan)	8,000	93,889
Yashili International Holdings Ltd. (Cayman Islands)	158,000	69,905

		31,387,097

Hand/Machine Tools
Schweiter Technologies AG (Switzerland)	135	82,780
SMC Corp. (Japan)	1,200	240,571

		323,351

Healthcare Products — 0.3%
Aspen Pharmacare Holdings Ltd. (South Africa)*	4,044	92,963
Baxter International, Inc.	8,503	589,003
Becton, Dickinson and Co.	3,152	311,512
Biosensors International Group Ltd. (Bermuda)*	94,000	79,332
Boston Scientific Corp.*	24,656	228,561
C.R. Bard, Inc.	1,423	154,652

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Products (continued)
CareFusion Corp.*	5,515	$203,228
China Medical System Holdings Ltd. (Cayman Islands)	118,000	105,041
Coloplast A/S (Denmark) (Class B Stock)	1,884	105,493
Cooper Cos., Inc. (The)	845	100,597
Covidien PLC (Ireland)	7,684	482,863
DENTSPLY International, Inc.	2,753	112,763
Edwards Lifesciences Corp.*	1,255	84,336
Elekta AB (Sweden) (Class B Stock)	4,806	73,044
Essilor International SA (France)	3,164	337,084
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	17,022	45,539
Fresenius SE & Co. KGaA (Germany)	3,305	406,780
Getinge AB (Sweden)	3,213	97,550
Greatbatch, Inc.*	1,192	39,086
Haemonetics Corp.*	1,817	75,133
Hengan International Group Co. Ltd. (Cayman Islands)	22,000	239,032
Henry Schein, Inc.*	1,424	136,348
Hill-Rom Holdings, Inc.	2,038	68,640
Hogy Medical Co. Ltd. (Japan)	900	51,368
Hologic, Inc.*	5,855	113,002
Hospira, Inc.*	4,269	163,545
IDEXX Laboratories, Inc.*(a)	710	63,744
Integra Lifesciences Holdings Corp.*	718	26,300
Intuitive Surgical, Inc.*	352	178,316
Invacare Corp.	2,768	39,748
Luxottica Group SpA (Italy)	3,425	173,288
Masimo Corp.	1,599	33,899
Medtronic, Inc.	19,381	997,540
Mindray Medical International Ltd. (Cayman Islands), ADR	3,800	142,310
Nihon Kohden Corp. (Japan)	1,200	45,824
Nipro Corp. (Japan)	3,300	36,754
Patterson Cos., Inc.	2,296	86,330
QIAGEN NV (Netherlands)*	8,216	160,765
ResMed, Inc.(a)	1,844	83,220
Safilo Group SpA (Italy)*	3,862	73,972
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	96,000	104,591
Shimadzu Corp. (Japan)	12,000	96,595
Smith & Nephew PLC (United Kingdom)	16,463	184,384
Sonova Holding AG (Switzerland)*	1,863	197,097
Sorin SpA (Italy)*	25,415	64,491
St. Jude Medical, Inc.	5,952	271,590
Stryker Corp.	4,386	283,686
Symmetry Medical, Inc.*	2,495	21,008
Sysmex Corp. (Japan)	900	58,946
Techne Corp.	1,169	80,755
Teleflex, Inc.	1,369	106,084
Terumo Corp. (Japan)	3,500	173,974
Thoratec Corp.*	1,334	41,768
Varian Medical Systems, Inc.*(a)	1,474	99,421
Volcano Corp.*	1,671	30,295
West Pharmaceutical Services, Inc.	1,204	84,593
William Demant Holding A/S (Denmark)*	720	59,488
Zimmer Holdings, Inc.	3,068	229,916

		8,827,187

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Healthcare Providers & Services — 0.3%
Acadia Healthcare Co., Inc.*(a)	1,232	$40,742
Aetna, Inc.	10,681	678,671
Ain Pharmaciez, Inc. (Japan)	700	30,172
Air Methods Corp.(a)	700	23,716
Assisted Living Concepts, Inc. (Class A Stock)*	2,473	29,577
BioMerieux (France)	4,946	479,239
BML, Inc. (Japan)	1,600	40,515
Bumrungrad Hospital PCL (Thailand)	23,700	58,648
Centene Corp.*	1,225	64,263
CIGNA Corp.	6,274	454,802
Covance, Inc.*	1,070	81,470
DaVita HealthCare Partners, Inc.*	1,026	123,941
Diagnosticos da America SA (Brazil)	17,200	89,031
Fresenius Medical Care AG & Co. KGaA (Germany)	6,204	439,745
Health Net, Inc.*	2,458	78,214
Humana, Inc.	5,217	440,210
KPJ Healthcare Bhd (Malaysia)	76,100	164,990
Laboratory Corp. of America Holdings*(a)	1,592	159,359
Leisureworld Sr. Care Corp. (Canada)	5,800	67,833
LifePoint Hospitals, Inc.*	1,853	90,501
Magellan Health Services, Inc.*	1,182	66,287
MEDNAX, Inc.*	1,167	106,874
Miraca Holdings, Inc. (Japan)	1,300	59,739
Molina Healthcare, Inc.*(a)	786	29,223
Orpea (France)	2,316	107,119
Primary Health Care Ltd. (Australia)	18,193	79,678
Quest Diagnostics, Inc.	3,064	185,770
Ramsay Health Care Ltd. (Australia)	2,015	65,862
Rhoen Klinikum AG (Germany)	7,813	180,208
Ryman Healthcare Ltd. (New Zealand)	18,429	90,741
Sonic Healthcare Ltd. (Australia)	6,654	90,397
Synergy Health PLC (United Kingdom)	2,823	48,440
UnitedHealth Group, Inc.	26,847	1,757,942
Universal Health Services, Inc. (Class B Stock)	1,421	95,150
Vanguard Health Systems, Inc.*	1,727	35,818
WellPoint, Inc.	13,308	1,089,127

		7,724,014

Holding Companies – Diversified — 0.2%
Aboitiz Equity Ventures, Inc. (Philippines)	54,030	62,675
Ayala Corp. (Philippines)	4,970	66,370
Bidvest Group Ltd. (South Africa)	6,687	165,677
Bollore SA (France)	277	115,324
CJ Corp. (South Korea)	691	68,516
Dogan Sirketler Grubu Holding A/S (Turkey)*	127,495	64,039
Drax Group PLC (United Kingdom)	7,495	66,512
Grana y Montero SA (Peru)	16,314	64,564
Groupe Bruxelles Lambert SA (Belgium)	3,761	283,273
Haci Omer Sabanci Holding A/S (Turkey)	63,985	336,397
Hankook Tire Worldwide Co. Ltd. (South Korea)	3,900	72,408
Hutchison Whampoa Ltd. (Hong Kong)	49,000	512,651
Inversiones La Construccion SA (Chile)	12,902	197,574
Itausa - Investimentos Itau SA (Brazil)	6,220	36,238
Jardine Matheson Holdings Ltd. (Bermuda)	4,000	242,000
Jardine Strategic Holdings Ltd. (Bermuda)	4,000	145,200

COMMON STOCKS (continued)	Shares	Value (Note 2)
Holding Companies – Diversified (continued)
Metall Zug AG (Switzerland) (Class B Stock)	39	$87,952
Mitie Group PLC (United Kingdom)	16,818	64,261
NWS Holdings Ltd. (Bermuda)	29,000	44,460
Remgro Ltd. (South Africa)	13,157	252,749
San Miguel Corp. (Philippines)	36,480	78,096
Sime Darby Bhd (Malaysia)	89,800	271,528
Sofina SA (Belgium)	2,445	221,535
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	26,500	319,280
Tekfen Holding A/S (Turkey)	37,295	127,430
Tongaat Hulett Ltd. (South Africa)	7,517	95,435
Viohalco Hellenic Copper and Aluminum Industry SA (Greece)*	13,457	76,087
Washington H Soul Pattinson & Co. Ltd. (Australia)	2,004	24,008
Yazicilar Holding A/S (Turkey) (Class A Stock)	4,870	59,518

		4,221,757

Home Builders — 0.1%
Bellway PLC (United Kingdom)	4,977	96,110
Berkeley Group Holdings PLC (United Kingdom)	4,852	157,164
Bovis Homes Group PLC (United Kingdom)	5,300	61,457
Daiwa House Industry Co. Ltd. (Japan)	15,000	279,406
Even Construtora e Incorporadora SA (Brazil)	6,500	23,217
Fleetwood Corp. Ltd. (Australia)	3,737	12,261
Galliford Try PLC (United Kingdom)	2,053	29,194
Hajime Construction Co. Ltd. (Japan)	700	39,006
Haseko Corp. (Japan)*	73,500	89,543
Misawa Homes Co. Ltd. (Japan)	2,400	44,560
NVR, Inc.*	74	68,228
PanaHome Corp. (Japan)	7,000	45,124
Persimmon PLC (United Kingdom)*	40,015	718,309
Sekisui Chemical Co. Ltd. (Japan)	15,000	159,278
Sekisui House Ltd. (Japan)	27,000	390,109
Token Corp. (Japan)	540	29,812

		2,242,778

Home Furnishings — 0.1%
Alpine Electronics, Inc. (Japan)	5,300	53,356
Arcelik A/S (Turkey)	26,266	173,497
Canon Electronics, Inc. (Japan)	3,100	56,610
De’longhi SpA (Italy)	3,527	55,111
Dorel Industries, Inc. (Canada) (Class B Stock)	10,000	348,959
Electrolux AB (Sweden) (Class B Stock)	4,299	108,484
Haier Electronics Group Co. Ltd. (Bermuda)	52,000	82,604
Hoshizaki Electric Co. Ltd. (Japan)	1,600	51,239
Pace PLC (United Kingdom)	12,234	45,011
Panasonic Corp. (Japan)*	86,000	692,477
Rational AG (Germany)	1,216	407,093
SEB SA (France)	1,399	113,227
Sharp Corp. (Japan)*	52,000	209,377
Skyworth Digital Holdings Ltd. (Bermuda)	182,000	91,358
Steinhoff International Holdings Ltd. (South Africa)*	81,068	201,060

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Home Furnishings (continued)
TCL Multimedia Technology Holdings Ltd. (Cayman Islands)	56,000	$32,778

		2,722,241

Hotels, Restaurants & Leisure — 0.1%
Crown Ltd. (Australia)	5,553	61,216
Echo Entertainment Group Ltd. (Australia)	87,012	243,895
Genting Malaysia Bhd (Malaysia)	113,900	139,847
InterContinental Hotels Group PLC (United Kingdom)	16,088	442,137
Kangwon Land, Inc. (South Korea)	2,360	65,038
Overseas Union Enterprise Ltd. (Singapore)	32,000	71,469
Resorttrust, Inc. (Japan)	1,500	47,280
Shangri-La Asia Ltd. (Bermuda)	38,000	65,324
SKYCITY Entertainment Group Ltd. (New Zealand)	45,614	153,886
Whitbread PLC (United Kingdom)	4,838	225,063

		1,515,155

Household Products/Wares — 0.1%
American Greetings Corp. (Class A Stock)	2,791	50,852
Anadolu Cam Sanayii A/S (Turkey)	49,318	70,033
Avery Dennison Corp.	1,933	82,655
Biostime International Holdings Ltd. (Cayman Islands)	10,000	55,921
Church & Dwight Co., Inc.	2,748	169,579
Helen of Troy Ltd. (Bermuda)*	1,358	52,106
Henkel AG & Co. KGaA (Germany)	4,282	335,364
Husqvarna AB (Sweden) (Class B Stock)	19,554	103,268
Kimberly-Clark Corp.(g)	5,415	526,013
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	36,600	120,047
Kokuyo Co. Ltd. (Japan)	8,300	57,608
Pilot Corp. (Japan)	500	16,894
Prestige Brands Holdings, Inc.*	1,287	37,503
Reckitt Benckiser Group PLC (United Kingdom)	10,536	745,284
Samsonite International SA (Luxembourg)	32,100	77,311
Sangetsu Co. Ltd. (Japan)	1,700	42,459
Scotts Miracle-Gro Co. (The) (Class A Stock)	1,122	54,204
Societe BIC SA (France)	996	99,917
Spectrum Brands Holdings, Inc.	1,004	57,097
Toro Co. (The)	1,669	75,789
Tupperware Brands Corp.	1,054	81,885
Turkiye Sise ve Cam Fabrikalari A/S (Turkey)	80,600	112,738

		3,024,527

Insurance — 1.0%
ACE Ltd. (Switzerland)	8,657	774,628
Admiral Group PLC (United Kingdom)	4,300	86,620
AIA Group Ltd. (Hong Kong)	90,200	380,013
Alleghany Corp.*	471	180,539
Allied World Assurance Co. Holdings AG (Switzerland)	1,482	135,618
Allstate Corp. (The)	12,824	617,091
American Financial Group, Inc.	2,818	137,828
Amlin PLC (United Kingdom)	15,510	92,786
AMP Ltd. (Australia)	40,300	155,857

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Amtrust Financial Services, Inc.(a)	1,412	$50,408
AON PLC (United Kingdom)	5,360	344,916
Arch Capital Group Ltd. (Bermuda)*	4,165	214,123
Argo Group International Holdings Ltd. (Bermuda)	1,021	43,280
Arthur J Gallagher & Co.	2,255	98,521
Aspen Insurance Holdings Ltd. (Bermuda)	2,702	100,217
Assicurazioni Generali SpA (Italy)	68,364	1,194,975
Assurant, Inc.	3,694	188,062
AXIS Capital Holdings Ltd. (Bermuda)	3,383	154,874
Beazley PLC (United Kingdom)	19,070	66,840
Berkshire Hathaway, Inc. (Class B Stock)*	32,839	3,675,341
Brasil Insurance Participacoes e Administracao SA (Brazil)	6,300	61,917
Brown & Brown, Inc.	2,414	77,827
Catlin Group Ltd. (Bermuda)	11,328	86,068
China Life Insurance Co. Ltd. (China) (Class H Stock)	218,000	507,399
China Taiping Insurance Holdings Co. Ltd. (Hong Kong)*	58,800	90,445
Chubb Corp. (The)	6,046	511,794
Cincinnati Financial Corp.	2,366	108,599
Delta Lloyd NV (Netherlands)	22,424	449,375
Direct Line Insurance Group PLC (United Kingdom)(g)	115,263	408,473
Discovery Ltd. (South Africa)	15,947	135,579
Dongbu Insurance Co. Ltd. (South Korea)	2,030	85,609
Endurance Specialty Holdings Ltd. (Bermuda)	2,490	128,111
Euler Hermes SA (France)	725	73,089
Everest Re Group Ltd. (Bermuda)	1,954	250,620
Fairfax Financial Holdings Ltd. (Canada)	600	235,944
Fidelity National Financial, Inc. (Class A Stock)	4,547	108,264
First American Financial Corp.	3,041	67,024
Genworth MI Canada, Inc. (Canada)	3,900	91,001
Gjensidige Forsikring ASA (Norway)	4,582	67,503
Great Eastern Holdings Ltd. (Singapore)	2,000	27,446
Great-West Lifeco, Inc. (Canada)(g)	5,700	154,627
Hannover Rueckversicherung AG (Germany)	2,234	160,640
Hanover Insurance Group, Inc. (The)	2,330	114,007
Hanwha Life Insurance Co. Ltd. (South Korea)	13,570	78,109
HCC Insurance Holdings, Inc.	3,146	135,624
Hiscox Ltd. (Bermuda)	60,954	527,975
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	3,180	84,198
Industrial Alliance Insurance & Financial Services, Inc. (Canada)	4,100	162,176
Insurance Australia Group Ltd. (Australia)	32,329	160,472
Intact Financial Corp. (Canada)	3,100	174,646
Kemper Corp.	2,112	72,336
Korean Reinsurance Co. (South Korea)	8,930	81,798
Lancashire Holdings Ltd. (Bermuda)	6,397	77,147
LIG Insurance Co. Ltd. (South Korea)	4,120	83,928
Loews Corp.	9,402	417,449
Mapfre SA (Spain)	37,999	123,633
Markel Corp.*	262	138,061
Marsh & McLennan Cos., Inc.	6,339	253,053

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Meadowbrook Insurance Group, Inc.	3,125	$25,094
Mediolanum SpA (Italy)	10,611	65,778
Mercuries Life Insurance Co. Ltd. (Taiwan)*	118,000	62,157
Mercury General Corp.	3,012	132,408
Milano Assicurazioni SpA (Italy)*	106,612	65,429
MMI Holdings Ltd. (South Africa)	47,594	106,566
Montpelier Re Holdings Ltd. (Bermuda)	3,403	85,109
MS&AD Insurance Group Holdings (Japan)	18,700	473,675
Muenchener Rueckversicherungs AG (Germany)	7,533	1,383,901
NIB Holdings Ltd. (Australia)	71,284	139,017
Old Republic International Corp.	7,075	91,055
PartnerRe Ltd. (Bermuda)	2,304	208,650
Partnership Assurance Group PLC (United Kingdom)	53,714	397,863
People’s Insurance Co. Group of China Ltd. (China) (Class H Stock)	213,000	96,546
Platinum Underwriters Holdings Ltd. (Bermuda)	987	56,476
Porto Seguro SA (Brazil)	8,500	92,072
Power Corp. of Canada (Canada)	7,700	206,612
Power Financial Corp. (Canada)	1,500	43,615
Powszechny Zaklad Ubezpieczen SA (Poland)	3,514	432,970
Primerica, Inc.	2,246	84,090
ProAssurance Corp.	2,951	153,924
Progressive Corp. (The)	8,127	206,588
QBE Insurance Group Ltd. (Australia)	20,817	288,223
Reinsurance Group of America, Inc.	3,160	218,388
RenaissanceRe Holdings Ltd. (Bermuda)	1,754	152,230
Resolution Ltd. (Guernsey)	43,629	188,988
RSA Insurance Group PLC (United Kingdom)	95,512	173,278
Sampo OYJ (Finland) (Class A Stock)	9,209	358,595
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	977	198,965
Samsung Life Insurance Co. Ltd. (South Korea)	2,644	249,558
Sanlam Ltd. (South Africa)	40,035	186,055
SCOR SE (France)	9,914	304,283
Shin Kong Financial Holding Co. Ltd. (Taiwan)*	356,000	119,298
Societa Cattolica di Assicurazioni SCRL (Italy)	4,352	88,954
Sony Financial Holdings, Inc. (Japan)	5,000	78,723
St James’s Place PLC (United Kingdom)	57,922	475,128
StanCorp Financial Group, Inc.(a)	1,206	59,588
Stewart Information Services Corp.	1,044	27,342
Sul America SA (Brazil), UTS	10,600	62,469
Suncorp Group Ltd. (Australia)	30,069	326,583
Symetra Financial Corp.	4,002	63,992
Tokio Marine Holdings, Inc. (Japan)	20,400	643,721
Topdanmark A/S (Denmark)*	3,615	92,007
Torchmark Corp.	2,387	155,489
Tower Group International Ltd. (Bermuda)	2,959	60,689
Travelers Cos., Inc. (The)	10,298	823,016
Tryg A/S (Denmark)	822	67,721
Unipol Gruppo Finanziario SpA (Italy)	35,470	116,534
Validus Holdings Ltd. (Bermuda)	3,969	143,360

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	3,011	$139,678
W.R. Berkley Corp.	3,229	131,937
Willis Group Holdings PLC (Ireland)	3,136	127,886
Zurich Insurance Group AG (Switzerland)*	3,065	794,476

		26,791,252

Internet Software & Services — 0.4%
Amazon.com, Inc.*	1,350	374,881
Angie’s List, Inc.*	572	15,187
AOL, Inc.*	1,786	65,153
AsiaInfo-Linkage, Inc.*	5,800	66,932
Atea ASA (Norway)	10,033	101,418
Baidu, Inc. (Cayman Islands), ADR*	8,400	794,052
Bankrate, Inc.*	2,194	31,506
Blucora, Inc.*	1,983	36,765
Ctrip.com International Ltd. (Cayman Islands), ADR*	6,700	218,621
CyberAgent, Inc. (Japan)	9	17,233
Dena Co. Ltd. (Japan)	2,600	50,903
Digital Garage, Inc. (Japan)	5	15,814
eBay, Inc.*	16,274	841,691
en-japan, Inc. (Japan)	195	290,520
Facebook, Inc. (Class A Stock)*	4,734	117,687
Google, Inc. (Class A Stock)*	4,308	3,792,634
Gree, Inc. (Japan)	2,900	25,731
HomeAway, Inc.*	915	29,591
IAC/InterActiveCorp.	1,742	82,850
iiNET Ltd. (Australia)	6,758	38,351
Iliad SA (France)	435	93,980
Iress Ltd. (Australia)	9,743	66,692
Kakaku.com, Inc. (Japan)	13,600	415,305
Liquidity Services, Inc.*	762	26,419
Mail.ru Group Ltd. (British Virgin Islands), GDR(g)	3,954	113,381
NCSoft Corp. (South Korea)	1,527	215,222
NetEase, Inc. (Cayman Islands), ADR	3,300	208,461
Netflix, Inc.*(a)	221	46,651
NHN Corp. (South Korea)	544	138,114
NIC, Inc.	1,542	25,489
priceline.com, Inc.*	627	518,611
Rakuten, Inc. (Japan)	11,600	137,170
Seek Ltd. (Australia)	32,542	269,376
SINA Corp. (Cayman Islands)*	1,000	55,730
SMS Management & Technology Ltd. (Australia)	9,900	41,050
Symantec Corp.	12,592	282,942
Tencent Holdings Ltd. (Cayman Islands)	22,100	862,944
Trend Micro, Inc. (Japan)	2,100	66,765
TripAdvisor, Inc.*(a)	1,318	80,227
WebMD Health Corp.*	1,575	46,258
Yahoo! Japan Corp. (Japan)	193	95,036
Yahoo!, Inc.*(a)	19,577	491,578
Zappallas, Inc. (Japan)	49	34,435

		11,339,356

Investment Companies — 0.1%
Administradora de Fondos de Pensiones Habitat SA (Chile)	89,039	130,917

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Investment Companies (continued)
Administradora de Fondos de Pensiones Provida SA (Chile)	25,056	$142,726
Aurelius AG (Germany)	2,181	52,406
Australian Infrastructure Fund Ltd. (Australia)	9,511	96
Corp. Financiera Alba SA (Spain)	2,793	123,607
Eczacibasi Yatirim Holding Ortakligi A/S (Turkey)	25,731	78,562
GIMV NV (Belgium)(g)	3,602	175,617
Grupo de Inversiones Suramericana SA (Colombia)	14,093	262,545
Investment AB Kinnevik (Sweden) (Class B Stock)	8,025	205,738
Investor AB (Sweden) (Class A Stock)	1,732	45,133
Investor AB (Sweden) (Class B Stock)	11,550	310,012
Jafco Co. Ltd. (Japan)	7,400	281,079
Macquarie Korea Infrastructure Fund (South Korea)	18,570	111,220
Main Street Capital Corp.	1,423	39,403
New Mountain Finance Corp.	2,082	29,481
Onex Corp. (Canada)	1,900	86,211
Ratos AB (Sweden) (Class B Stock)	10,986	85,199
SVG Capital PLC (United Kingdom)*	9,370	54,416

		2,214,368

Machinery & Equipment — 0.2%
Andritz AG (Austria)	2,463	126,370
Applied Industrial Technologies, Inc.	1,429	69,064
Atlas Copco AB (Sweden) (Class A Stock)	7,892	190,212
Babcock & Wilcox Co. (The)	3,455	103,754
CSR Corp. Ltd. (China) (Class H Stock)	100,000	58,434
Daifuku Co. Ltd. (Japan)	36,000	262,232
Duerr AG (Germany)	1,137	68,494
Duro Felguera SA (Spain)	14,063	90,603
Ebara Corp. (Japan)	64,000	341,636
Fuji Machine Manufacturing Co. Ltd. (Japan)	4,200	35,842
Haitian International Holdings Ltd. (Cayman Islands)	135,000	196,974
Hollysys Automation Technologies Ltd. (British Virgin Islands)*	16,185	200,856
Honghua Group Ltd. (Cayman Islands)	115,000	39,205
Hydraulic Machines And Systems Group PLC (Cyprus), GDR, RegS	18,597	45,563
Industrias CH SAB de CV (Mexico) (Class B Stock)*	11,500	76,060
Intermec, Inc.*	3,477	34,179
Interpump Group SpA (Italy)	8,479	75,524
Koenig & Bauer AG (Germany)	2,088	37,237
Kone OYJ (Finland) (Class B Stock)	2,442	193,697
Krones AG (Germany)	1,033	73,454
Kubota Corp. (Japan)	20,000	291,067
Mitsubishi Heavy Industries Ltd. (Japan)	80,000	444,765
Pfeiffer Vacuum Technology AG (Germany)	509	52,708
Roper Industries, Inc.	953	118,382
Sany Heavy Equipment International Holdings Co. Ltd. (Cayman Islands)	152,000	37,979
Sintokogio Ltd. (Japan)	4,700	38,855
Spirax-Sarco Engineering PLC (United Kingdom)	13,144	538,694

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery & Equipment (continued)
Tadano Ltd. (Japan)	4,000	$51,108
Toromont Industries Ltd. (Canada)	12,600	279,627
Toshiba Machine Co. Ltd. (Japan)	21,000	102,501
Xylem, Inc.	4,431	119,371

		4,394,447

Media — 0.5%
Astral Media, Inc. (Canada) (Class A Stock)	1,600	76,006
Axel Springer AG (Germany)	2,846	121,110
BEC World PCL (Thailand)	48,500	91,871
Bhakti Investama Tbk PT (Indonesia)	1,328,500	63,715
British Sky Broadcasting Group PLC (United Kingdom)	10,091	121,566
Charter Communications, Inc. (Class A Stock)*	156	19,321
Cogeco Cable, Inc. (Canada)	1,800	76,864
Comcast Corp. (Class A Stock)	54,382	2,277,518
Corus Entertainment, Inc. (Canada) (Class B Stock)	3,100	71,096
Cyfrowy Polsat SA (Poland)*	7,759	43,317
Discovery Communications, Inc. (Class A Stock)*(a)	5,101	393,848
FactSet Research Systems, Inc.(a)	679	69,217
Fuji Media Holdings, Inc. (Japan)	6	12,062
Global Mediacom Tbk PT (Indonesia)	225,000	48,422
Grupo Televisa SAB (Mexico), ADR	15,000	372,600
Kadokawa Corp (Japan)	1,600	51,317
KT Skylife Co. Ltd. (South Korea)	10,500	344,587
Lagardere SCA (France)	5,831	162,695
Liberty Global PLC (United Kingdom)*	980	72,608
Liberty Global PLC (United Kingdom) (Class C Stock)*	732	49,687
Liberty Media Corp. (Class A Stock)*	1,329	168,464
Media Nusantara Citra Tbk PT (Indonesia)*	1,131,000	355,374
Mediaset Espana Comunicacion SA (Spain)*	8,947	77,934
Meredith Corp.(a)	1,505	71,789
Metropole Television SA (France)	32,154	517,931
MNC Sky Vision Tbk PT (Indonesia)*	702,500	165,688
Naspers Ltd. (South Africa) (Class N Stock)	4,778	352,672
Nielsen Holdings NV (Netherlands)	2,883	96,840
Nippon Television Holdings, Inc. (Japan)	2,300	42,025
Pearson PLC (United Kingdom)	24,579	437,123
Quebecor, Inc. (Canada) (Class B Stock)	1,700	75,293
Reed Elsevier NV (Netherlands)	12,435	207,098
Reed Elsevier PLC (United Kingdom)	15,691	178,442
Schibsted ASA (Norway)	1,387	60,075
Scholastic Corp.(a)	1,134	33,215
Scripps Networks Interactive, Inc. (Class A Stock)	1,477	98,605
Seven West Media Ltd. (Australia)	23,542	40,871
Shaw Communications, Inc. (Canada) (Class B Stock)	6,900	165,595
Singapore Press Holdings Ltd. (Singapore)	34,000	111,750
Sky Network Television Ltd. (New Zealand)	22,160	92,810
SKY Perfect JSAT Holdings, Inc. (Japan)	193	88,242
Television Broadcasts Ltd. (Hong Kong)	12,500	85,550
Thomson Reuters Corp. (Canada)	7,000	228,430
Time Warner Cable, Inc.	5,001	562,512
Time Warner, Inc.	20,366	1,177,562

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Tokyo Broadcasting System Holdings, Inc. (Japan)	3,100	$41,835
TV Asahi Corp. (Japan)	2,100	45,401
Viacom, Inc. (Class B Stock)	9,101	619,323
Walt Disney Co. (The)(a)	34,435	2,174,570
Wiley, (John) & Sons, Inc. (Class A Stock)	2,234	89,561
Wolters Kluwer NV (Netherlands)	10,211	216,283
Woongjin Thinkbig Co. Ltd. (South Korea)*	4,400	28,771
Zon Multimedia Servicos de Telecomu-nicacoes e Multimedia SGPS SA (Portugal)	110,537	533,794

		13,780,855

Metals & Mining — 0.4%
Acerinox SA (Spain)	11,035	102,783
African Barrick Gold PLC (United Kingdom)	10,787	15,750
Agnico-Eagle Mines Ltd. (Canada)	3,000	82,723
Alamos Gold, Inc. (Canada)	20,400	247,120
AMAG Austria Metall AG (Austria), 144A	1,807	55,156
Anglogold Ashanti Ltd. (South Africa), ADR(a)	9,406	134,506
ArcelorMittal (Luxembourg)	24,207	270,931
Assa Abloy AB (Sweden) (Class B Stock)	5,127	200,372
AuRico Gold, Inc. (Canada)	15,500	67,942
Aurubis AG (Germany)	2,018	108,182
B2Gold Corp. (Canada)*(a)	18,700	39,829
Barrick Gold Corp. (Canada)	33,900	535,077
Bodycote PLC (United Kingdom)	76,692	610,855
Boliden AB (Sweden)	15,350	190,268
Capstone Mining Corp. (Canada)*	76,800	130,714
Centerra Gold, Inc. (Canada)	11,900	37,566
China Hongqiao Group Ltd. (Cayman Islands)	226,500	113,236
China Steel Corp. (Taiwan)	268,000	219,113
China Zhongwang Holdings Ltd. (Cayman Islands)*	223,200	67,499
Cia de Minas Buenaventura SA (Peru), ADR	9,992	147,482
Copper Mountain Mining Corp. (Canada)*	32,600	48,356
Dowa Holdings Co. Ltd. (Japan)	38,000	339,564
DRDGOLD Ltd. (South Africa), ADR	7,088	38,488
Eldorado Gold Corp. (Canada)	13,500	83,565
Evolution Mining Ltd. (Australia)*	25,598	13,667
Franco-Nevada Corp. (Canada)	1,900	68,018
Furukawa-Sky Aluminum Corp. (Japan)	89,000	241,105
G J Steel PCL (Thailand)*	5,267,700	13,587
Gold Fields Ltd. (South Africa), ADR	23,803	124,966
Goldcorp, Inc. (Canada)	25,500	633,317
Harmony Gold Mining Co. Ltd. (South Africa), ADR	21,288	81,107
IAMGOLD Corp. (Canada)	21,700	91,199
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	39,200	189,258
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Turkey) (Class D Stock)*	71,917	53,659
Kenmare Resources PLC (Ireland)*	608,401	227,334
Kinross Gold Corp. (Canada)	44,700	229,089
Koza Altin Isletmeleri A/S (Turkey)	3,622	44,145
Koza Anadolu Metal Madencilik Isletmeleri A/S (Turkey)*	27,848	41,095
Kyoei Steel Ltd. (Japan)	2,600	38,186

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining (continued)
Lubelski Wegiel Bogdanka SA (Poland)	2,896	$87,753
Maruichi Steel Tube Ltd. (Japan)	3,800	97,097
Metka SA (Greece)	1,653	21,314
MISUMI Group, Inc. (Japan)	1,700	46,812
MMC Norilsk Nickel OJSC (Russia), ADR	29,810	428,370
New Gold, Inc. (Canada)*	11,500	74,465
Newcrest Mining Ltd. (Australia)	18,026	166,402
Newmont Mining Corp.(a)	16,233	486,178
Oiles Corp. (Japan)	2,800	58,018
Orica Ltd. (Australia)	4,555	85,864
Osisko Mining Corp. (Canada)*	13,900	45,994
Pan American Silver Corp. (Canada)	6,700	78,040
PanAust Ltd. (Australia)	101,343	168,020
Polymetal International PLC (United Kingdom)	7,162	49,566
Polyus Gold International Ltd. (United Kingdom)	30,137	92,151
POSCO (South Korea)	2,198	572,922
Precision Castparts Corp.	2,395	541,294
Randgold Resources Ltd. (United Kingdom)	1,958	124,072
Royal Gold, Inc.	1,192	50,159
Rubicon Minerals Corp. (Canada)*	81,300	104,360
Salzgitter AG (Germany)	5,827	191,767
Shin Zu Shing Co. Ltd. (Taiwan)	15,000	35,211
SKF AB (Sweden) (Class B Stock)	5,772	135,221
SNC Former PCL (Thailand)	64,200	50,156
STP & I PCL (Thailand)	14,900	36,236
Sumikin Bussan Corp. (Japan)	15,000	41,185
Sung Kwang Bend Co. Ltd. (South Korea)	9,430	215,590
Tenaris SA (Luxembourg)	18,820	376,933
TMK OAO (Russia), GDR, RegS(g)	8,528	99,778
Tokyo Steel Manufacturing Co. Ltd. (Japan)	109,300	362,295
Tung Ho Steel Enterprise Corp. (Taiwan)	113,000	102,431
United Co. RUSAL PLC (United Kingdom)*	111,000	42,793
Yamana Gold, Inc. (Canada)	18,500	176,433
Yodogawa Steel Works Ltd. (Japan)	9,000	35,799
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	68,500	44,794

		11,302,282

Miscellaneous Manufacturing — 0.5%
3M Co.	9,713	1,062,117
A.O. Smith Corp.	1,522	55,218
Alfa Laval AB (Sweden)	4,959	101,289
Amano Corp. (Japan)	4,800	50,503
Ansell Ltd. (Australia)	12,203	196,587
AptarGroup, Inc.	1,229	67,853
Blount International, Inc.*	1,660	19,621
Cheil Industries, Inc. (South Korea)	862	67,319
China International Marine Containers Group Co. Ltd. (China)*	122,500	209,995
CLARCOR, Inc.	983	51,322
Danaher Corp.	10,716	678,323
Donaldson Co., Inc.	2,419	86,262
FUJIFILM Holdings Corp. (Japan)	31,000	681,803
General Electric Co.	200,215	4,642,986
Glory Ltd. (Japan)	3,000	70,385
GUD Holdings Ltd. (Australia)	10,585	57,787
Hillenbrand, Inc.	2,476	58,706
Illinois Tool Works, Inc.	7,223	499,615

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Miscellaneous Manufacturing (continued)
IMI PLC (United Kingdom)	33,581	$632,955
ITT Corp.	1,540	45,291
Koninklijke Ten Cate NV (Netherlands)	2,932	68,885
Leggett & Platt, Inc.(a)	3,021	93,923
New Melrose PLC (United Kingdom)	173,382	657,166
Nikon Corp. (Japan)	9,300	217,285
Olympus Corp. (Japan)*	1,800	54,697
Orkla ASA (Norway)	30,616	250,669
Pall Corp.	1,421	94,397
Rhi AG (Austria)	3,098	107,917
Siemens AG (Germany)	25,362	2,568,232
Smiths Group PLC (United Kingdom)	9,392	186,853
Sturm Ruger & Co., Inc.	593	28,488
Sulzer AG (Switzerland)	3,473	554,579
Sunny Optical Technology Group Co. Ltd. (Cayman Islands)	50,000	59,871
Tamron Co. Ltd. (Japan)	1,200	25,108
Tokai Rubber Industries Ltd. (Japan)	4,100	36,761
Trakya Cam Sanayi A/S (Turkey)	60,625	82,869
Yem Chio Co. Ltd. (Taiwan)	131,000	90,477

		14,514,114

Office Equipment & Supplies
Canon, Inc. (Japan)	31,300	1,025,804
Neopost SA (France)(a)	2,433	161,092
Okamura Corp. (Japan)	4,000	26,934
Riso Kagaku Corp. (Japan)	2,100	46,179
Sato Holdings Corp. (Japan)	2,700	50,354
Seiko Epson Corp. (Japan)(a)	9,100	124,288
Toshiba TEC Corp. (Japan)	7,000	37,680

		1,472,331

Oil, Gas & Consumable Fuels — 2.3%
AGL Resources, Inc.(a)	3,700	158,582
Alliance Oil Co. Ltd. (Bermuda), SDR*	15,036	82,277
Anton Oilfield Services Group/Hong Kong (Cayman Islands)	62,000	44,449
Atmos Energy Corp.	2,198	90,250
Bangchak Petroleum PCL (Thailand)	49,100	54,617
Beijing Enterprises Holdings Ltd. (Hong Kong)	29,000	208,883
Bellatrix Exploration Ltd. (Canada)*	38,000	233,051
BG Group PLC (United Kingdom)	60,658	1,030,832
Bonavista Energy Corp. (Canada)	3,200	41,533
BP PLC (United Kingdom), ADR(a)	90,267	3,767,745
Caltex Australia Ltd. (Australia)	14,595	240,062
Canadian Utilities Ltd. (Canada) (Class A Stock)	800	28,076
CenterPoint Energy, Inc.(a)	6,219	146,084
Centrica PLC (United Kingdom)	78,504	429,397
CGG (France)*	18,914	419,076
Chevron Corp.	44,109	5,219,859
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,461,200	1,722,261
China Resources Gas Group Ltd. (Bermuda)	38,000	97,745
ConocoPhillips	27,330	1,653,465
Crescent Point Energy Corp. (Canada)	3,500	118,708
Det Norske Oljeselskap ASA (Norway)*	3,388	46,481
Devon Energy Corp.	9,907	513,975

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Diamond Offshore Drilling, Inc.(a)	1,227	$84,405
DNO International ASA (Norway)*	33,646	61,694
E1 Corp. (South Korea)	1,146	72,563
Ecopetrol SA (Colombia), ADR(a)	13,493	567,516
Enagas SA (Spain)	4,646	114,830
Encana Corp. (Canada)	21,000	355,225
Enerflex Ltd. (Canada)	21,700	278,549
Eni SpA (Italy)	174,029	3,571,747
ENN Energy Holdings Ltd. (Cayman Islands)	58,000	307,206
Ensign Energy Services, Inc. (Canada)	7,000	108,358
ERG SpA (Italy)	7,683	71,829
Eurasia Drilling Co. Ltd. (Cayman Islands), GDR(g)	2,327	86,913
Exxon Mobil Corp.	83,951	7,584,973
Fred Olsen Energy ASA (Norway)	2,266	89,733
Fugro NV (Netherlands), CVA	4,427	240,546
Gas Natural SDG SA (Spain)	12,149	244,771
Gazprom Neft OAO (Russia), ADR*	8,706	156,012
Gazprom OAO (Russia), ADR	442,190	2,905,188
Genel Energy PLC (United Kingdom)*	5,157	72,038
Gran Tierra Energy, Inc.*	23,800	145,285
Grupa Lotos SA (Poland)*	7,881	84,997
Hellenic Petroleum SA (Greece)	10,669	97,612
Hong Kong & China Gas Co. Ltd. (Hong Kong)	52,800	128,835
Husky Energy, Inc. (Canada)	5,500	146,534
Idemitsu Kosan Co. Ltd. (Japan)	1,700	130,317
Imperial Oil Ltd. (Canada)	4,700	179,429
Karoon Gas Australia Ltd. (Australia)*	25,406	118,230
Kentz Corp. Ltd. (United Kingdom)	9,332	53,086
Keyera Corp. (Canada)	1,000	53,780
Korea Gas Corp. (South Korea)	1,034	47,568
Kunlun Energy Co. Ltd. (Bermuda)	140,000	247,143
Laclede Group, Inc. (The)	1,106	50,500
Legacy Oil + Gas, Inc. (Canada)*	13,068	61,507
Lukoil OAO (Russia), ADR	44,151	2,545,305
Lundin Petroleum AB (Sweden)*	2,739	54,174
Medco Energi Internasional Tbk PT (Indonesia)	291,000	49,381
MOL Hungarian Oil & Gas PLC (Hungary)	4,845	361,655
Motor Oil Hellas Corinth Refineries SA (Greece)	10,485	99,738
Mullen Group Ltd. (Canada)	1,900	41,299
National Grid PLC (United Kingdom)	49,782	564,313
Neste Oil OYJ (Finland)	6,751	98,513
NiSource, Inc.	4,477	128,221
Northwest Natural Gas Co.	1,611	68,435
NovaTek OAO (Russia), GDR(g)	7,612	818,520
Ocean Rig UDW, Inc. (Marshall Islands)*	2,802	52,481
OGX Petroleo e Gas Participacoes SA (Brazil)*	34,900	12,356
OMV AG (Austria)	14,575	657,491
Osaka Gas Co. Ltd. (Japan)	70,000	295,569
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	453,000	261,875
PetroChina Co. Ltd. (China) (Class H Stock)	1,378,000	1,494,243
Peyto Exploration & Development Corp. (Canada)	1,100	31,796
Phillips 66	13,231	779,438

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Piedmont Natural Gas Co., Inc.	1,710	$57,695
Polskie Gornictwo Naftowe I Gazownictwo SA (Poland)*	137,557	240,314
ProSafe SE (Cyprus)	10,701	94,099
PTT Exploration & Production PCL (Thailand)	60,400	308,670
Questar Corp.	2,624	62,582
Range Resources Corp.	744	57,526
Repsol SA (Spain)	40,487	854,473
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	108,229	3,458,313
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	73,254	2,426,110
Rubis SCA (France)	1,549	95,324
Samchully Co. Ltd. (South Korea)	728	79,753
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	791	80,469
SEACOR Holdings, Inc.	1,164	96,670
Seadrill Ltd. (Bermuda)	8,658	348,713
Sempra Energy	3,659	299,160
Shawcor Ltd. (Canada)	6,900	272,667
Showa Shell Sekiyu KK (Japan)	12,100	99,273
Sinopec Kantons Holdings Ltd. (Bermuda)	60,000	55,653
SK Gas Ltd. (South Korea)	1,406	97,634
Snam SpA (Italy)	71,398	325,098
Southern Pacific Resource Corp. (Canada)*	106,334	31,343
Southwest Gas Corp.	1,408	65,880
Statoil ASA (Norway)	41,343	854,067
Surgutneftegas OAO (Russia), ADR	92,980	728,963
Targa Resources Corp.	843	54,230
Toho Gas Co. Ltd. (Japan)	15,000	77,570
Tokyo Gas Co. Ltd. (Japan)	69,000	380,677
TonenGeneral Sekiyu K.K. (Japan)	9,000	87,089
Total SA (France)	97,932	4,783,286
UGI Corp.	2,080	81,349
Vectren Corp.	2,294	77,606
Vermilion Energy, Inc. (Canada)	1,600	78,212
Woodside Petroleum Ltd. (Australia)	8,851	281,887
WPX Energy, Inc.*(a)	7,792	147,580

		60,421,065

Paper & Forest Products — 0.1%
BillerudKorsnas AB (Sweden)	2,827	26,738
Canfor Corp. (Canada)*	2,900	51,288
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	63,963
Holmen AB (Sweden) (Class B Stock)	4,100	110,468
Indah Kiat Pulp & Paper Corp. Tbk PT (Indonesia)*	289,500	32,489
KapStone Paper and Packaging Corp.	831	33,390
Nippon Paper Industries Co. Ltd. (Japan)(a)	7,800	111,367
Oji Holdings Corp. (Japan)	42,000	169,294
Resolute Forest Products, Inc.*(a)	7,562	99,592
Schweitzer-Mauduit International, Inc.	1,323	65,991
Sumitomo Forestry Co. Ltd. (Japan)	9,000	109,716
Svenska Cellulosa AB (Sweden) (Class B Stock)	13,023	326,600
UPM-Kymmene OYJ (Finland)	27,487	269,397
West Fraser Timber Co. Ltd. (Canada)	800	60,474

		1,530,767

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals — 1.6%
Abbott Laboratories	31,087	$1,084,315
AbbVie, Inc.	24,755	1,023,372
Actavis, Inc.*	2,583	326,026
Actelion Ltd. (Switzerland)*	1,928	116,138
Alfresa Holdings Corp. (Japan)	1,900	101,736
Alkermes PLC (Ireland)*	1,820	52,198
Allergan, Inc.	2,546	214,475
AmerisourceBergen Corp.	3,822	213,382
Astellas Pharma, Inc. (Japan)	9,000	488,917
AstraZeneca PLC (United Kingdom)	34,785	1,644,604
Bayer AG (Germany)	19,059	2,029,213
Bioscrip, Inc.*	1,783	29,419
Bristol-Myers Squibb Co.	20,094	898,001
Cardinal Health, Inc.	6,137	289,666
Catamaran Corp. (Canada)*	1,200	58,408
Celesio AG (Germany)	7,678	166,671
Celltrion, Inc. (South Korea)	805	29,464
China Shineway Pharmaceutical Group Ltd. (Cayman Islands)	35,000	55,594
Chugai Pharmaceutical Co. Ltd. (Japan)	4,100	84,867
Cipla Medpro South Africa Ltd. (South Africa)	96,825	97,265
CSPC Pharmaceutical Group Ltd. (Hong Kong)	106,000	52,708
Daiichi Sankyo Co. Ltd. (Japan)	17,600	293,301
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	4,600	60,837
Daito Pharmaceutical Co. Ltd. (Japan)	3,800	47,704
Egis Pharmaceuticals PLC (Hungary)	1,217	117,456
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	67,351	72,772
Eisai Co. Ltd. (Japan)	3,500	142,640
Elan Corp. PLC (Ireland), ADR*	3,850	54,439
Eli Lilly & Co.	10,625	521,900
Endo Health Solutions, Inc.*	3,878	142,672
Express Scripts Holding Co.*	15,790	974,085
Forest Laboratories, Inc.*	4,049	166,009
Galenica AG (Switzerland)	140	87,990
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*(a)	41,700	82,354
GlaxoSmithKline PLC (United Kingdom), ADR	21,881	1,093,394
Grifols SA (Spain)	2,538	93,244
H. Lundbeck A/S (Denmark)	3,749	66,866
Herbalife Ltd. (Cayman Islands)(a)	1,519	68,568
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,100	55,819
Hua Han Bio-Pharmaceutical Holdings Ltd. (Cayman Islands)	224,000	59,116
Hypermarcas SA (Brazil)	15,500	100,863
Impax Laboratories, Inc.*(a)	1,620	32,319
Ironwood Pharmaceuticals, Inc.*(a)	2,179	21,681
Isis Pharmaceuticals, Inc.*(a)	1,157	31,089
Johnson & Johnson	46,458	3,988,884
Kalbe Farma Tbk PT (Indonesia)	616,500	88,996
Kissei Pharmaceutical Co. Ltd. (Japan)	4,000	80,725
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,200	63,241
KYORIN Holdings, Inc. (Japan)	3,300	75,881
Kyowa Hakko Kirin Co. Ltd. (Japan)	12,000	135,640
McKesson Corp.	4,029	461,321
Meda AB (Sweden) (Class A Stock)	6,846	77,477

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Medipal Holdings Corp. (Japan)	10,000	$135,577
Merck & Co., Inc.	58,584	2,721,227
Merck KGaA (Germany)	2,316	352,215
Microbio Co. Ltd. (Taiwan)	47,000	50,562
Mitsubishi Tanabe Pharma Corp. (Japan)	7,300	94,450
Mylan, Inc.*	5,161	160,146
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	2,500	53,740
Nippon Shinyaku Co. Ltd. (Japan)	4,000	66,708
Novartis AG (Switzerland)	47,418	3,358,643
Novo Nordisk A/S (Denmark) (Class B Stock)	7,523	1,169,544
Omnicare, Inc.(a)	2,932	139,886
Ono Pharmaceutical Co. Ltd. (Japan)	2,800	190,596
Orion OYJ (Finland) (Class B Stock)	2,439	57,150
Otsuka Holdings Co. Ltd. (Japan)	17,000	561,322
Perrigo Co.	1,006	121,726
Pfizer, Inc.	140,812	3,944,144
Pharmstandard OJSC (Russia), GDR*(g)	4,749	99,420
Questcor Pharmaceuticals, Inc.	1,275	57,962
Real Nutriceutical Group Ltd. (Cayman Islands)	136,000	38,150
Recordati SpA (Italy)	9,951	110,716
Richter Gedeon Nyrt (Hungary)	1,491	222,877
Roche Holding AG (Switzerland)	6,463	1,604,099
Rohto Pharmaceutical Co. Ltd. (Japan)	5,000	70,936
Salix Pharmaceuticals Ltd.*	845	55,897
Sanofi (France)	38,892	4,020,656
Santarus, Inc.*	868	18,271
Santen Pharmaceutical Co. Ltd. (Japan)	2,200	95,205
Sawai Pharmaceutical Co. Ltd. (Japan)	2,800	334,302
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)*	70,000	113,645
Shionogi & Co. Ltd. (Japan)	7,500	156,401
Ship Healthcare Holdings, Inc. (Japan)	600	22,057
Shire PLC (United Kingdom)	8,920	282,678
Sihuan Pharmaceutical Holdings Group Ltd. (Bermuda)	164,000	107,367
Sino Biopharmaceutical Ltd. (Cayman Islands)	148,000	95,608
Sinopharm Group Co. Ltd. (China) (Class H Stock)	50,800	126,958
Stada Arzneimittel AG (Germany)	2,835	121,850
Suzuken Co. Ltd. (Japan)	3,200	107,696
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	1,900	134,855
Takeda Pharmaceutical Co. Ltd. (Japan)	14,100	635,825
Teva Pharmaceutical Industries Ltd. (Israel), ADR	35,032	1,373,254
Toho Holdings Co. Ltd. (Japan)	3,600	59,588
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	15,000	45,730
Towa Pharmaceutical Co. Ltd. (Japan)	1,300	52,926
Tsumura & Co. (Japan)	1,400	41,259
UCB SA (Belgium)	3,664	196,685
Valeant Pharmaceuticals International (Canada)*	4,000	344,889
VCA Antech, Inc.*	2,807	73,235
Viropharma, Inc.*	1,406	40,282

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Zoetis, Inc.	380	$11,738

		42,466,375

Pipelines — 0.1%
AltaGas Ltd. (Canada)	5,800	203,279
APA Group (Australia)	13,938	76,380
China Gas Holdings Ltd. (Bermuda)	118,000	119,938
Enbridge, Inc. (Canada)	6,400	269,035
Gibson Energy, Inc. (Canada)	3,400	79,690
Kinder Morgan, Inc.	2,313	88,241
ONEOK, Inc.(a)	954	39,410
SemGroup Corp. (Class A Stock)	912	49,120
Spectra Energy Corp.	7,864	270,993
TransCanada Corp. (Canada)	10,400	447,763

		1,643,849

Real Estate — 0.5%
Advancetek Enterprise Co. Ltd. (Taiwan)	103,000	115,993
Aeon Mall Co. Ltd. (Japan)	3,000	74,424
Aliansce Shopping Centers SA (Brazil)	8,300	70,823
Allreal Holding AG (Switzerland)*	216	30,369
Argosy Property Ltd. (New Zealand)	14,102	10,710
Arnest One Corp. (Japan)	11,600	227,343
Atrium European Real Estate Ltd. (United Kingdom)	21,343	111,124
Ayala Land, Inc. (Philippines)	98,900	69,179
Azrieli Group (Israel)	3,819	112,885
BR Malls Participacoes SA (Brazil)	23,400	209,214
BR Properties SA (Brazil)	10,000	84,926
Brasil Brokers Participacoes SA (Brazil)	16,200	47,699
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	17,800	639,764
Brookfield Office Properties, Inc. (Canada)	4,200	69,847
CA Immobilien Anlagen AG (Austria)*	11,741	135,169
Capital & Counties Properties PLC (United Kingdom)	27,202	135,417
Capital Property Fund (South Africa), UTS	29,329	31,569
CapitaLand Ltd. (Singapore)	41,000	99,055
CapitaMalls Asia Ltd. (Singapore)	45,000	64,541
Castellum AB (Sweden)	2,660	36,065
Central Pattana PCL (Thailand)	20,400	29,599
Cheung Kong Holdings Ltd. (Hong Kong)	29,000	391,048
China Overseas Grand Oceans Group Ltd. (Hong Kong)	80,000	101,341
China South City Holdings Ltd. (Hong Kong).	422,000	94,549
China Vanke Co. Ltd. (China) (Class B Stock)	63,200	112,301
Ciputra Property Tbk PT (Indonesia)	670,500	79,990
Conwert Immobilien Invest SE (Austria)*	10,107	99,949
Daibiru Corp. (Japan)	15,300	170,519
Daito Trust Construction Co. Ltd. (Japan)	1,200	113,064
Deutsche Euroshop AG (Germany)	3,619	143,828
Deutsche Wohnen AG (Germany)	5,445	92,306
Etalon Group Ltd. (Guernsey), GDR*(g)	24,965	85,630
Fabege AB (Sweden)	2,376	23,371
Fantasia Holdings Group Co. Ltd. (Cayman Islands)	304,500	47,835
First Capital Realty, Inc. (Canada)	1,200	20,367
FKP Property Group (Australia)	85,028	98,542

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate (continued)
Forest City Enterprises, Inc. (Class A Stock)*	2,440	$43,700
Fountainhead Property Trust (South Africa), UTS	22,925	18,641
Franshion Properties China Ltd. (Hong Kong)	394,000	131,040
GAGFAH SA (Luxembourg)*	5,344	65,877
Gazit-Globe Ltd. (Israel)	5,205	67,697
Global Logistic Properties Ltd. (Singapore)	100,000	216,307
Globe Trade Centre SA (Poland)*	5,791	14,303
Grainger PLC (United Kingdom)	8,761	19,336
Growthpoint Properties Ltd. (South Africa), UTS	48,994	130,737
GSW Immobilien AG (Germany)	3,299	127,481
Hang Lung Group Ltd. (Hong Kong)	36,000	192,837
Hang Lung Properties Ltd. (Hong Kong)	70,000	242,468
Heiwa Real Estate Co. Ltd. (Japan)	3,500	58,319
Highwealth Construction Corp. (Taiwan)	29,000	60,655
Hongkong Land Holdings Ltd. (Bermuda)	54,000	370,980
Hopewell Holdings Ltd. (Hong Kong)	30,000	99,569
Howard Hughes Corp. (The)*	741	83,059
Hulic Co. Ltd. (Japan)	8,400	90,118
Hung Sheng Construction Co. Ltd. (Taiwan)	52,000	42,019
Hysan Development Co. Ltd. (Hong Kong)	37,000	159,734
Iida Home Max (Japan)	900	15,238
IMMOFINANZ AG (Austria)*	122,101	455,616
Intershop Holdings (Switzerland)	229	77,582
Kaisa Group Holdings Ltd. (Cayman Islands)*	471,000	105,373
Kawasan Industri Jababeka Tbk PT (Indonesia)*	1,609,500	57,254
Kerry Properties Ltd. (Bermuda)	12,500	48,731
KLCC Property Holdings Bhd (Malaysia)	11,800	25,396
Kungsleden AB (Sweden)	2,948	17,208
Lend Lease Group (Australia)	11,395	86,879
Lippo Cikarang Tbk PT (Indonesia)*	82,000	70,342
Lippo Karawaci Tbk PT (Indonesia)	1,031,500	157,595
LPS Brasil Consultoria de Imoveis SA (Brazil)	6,700	55,489
LSR Group (Russia), GDR	17,496	58,626
MBK PCL (Thailand)	7,900	40,500
Mitsui Fudosan Co. Ltd. (Japan)	14,000	411,601
Mobimo Holding AG (Switzerland)*	331	67,353
Nexity SA (France)	18,399	682,878
NTT Urban Development Corp. (Japan)	16	19,638
PSP Swiss Property AG (Switzerland)*	1,656	143,413
REA Group Ltd. (Australia)	1,244	31,349
Redefine Properties Ltd. (South Africa), UTS	106,510	113,028
Regus PLC (United Kingdom)	208,597	497,596
Renhe Commercial Holdings Co. Ltd. (Cayman Islands)*	1,730,000	95,486
Robinsons Land Corp. (Philippines)	35,300	16,519
SA Corporate Real Estate Fund Nominees Pty Ltd. (South Africa), UTS	35,844	14,287
Sansiri PCL (Thailand)	262,800	26,241
Shanghai Industrial Holdings Ltd. (Hong Kong)	67,000	206,376
Shanghai Industrial Urban Development Group Ltd. (Bermuda)*	284,000	56,772

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate (continued)
Siam Future Development PCL (Thailand)	134,400	$27,781
SM Prime Holdings, Inc. (Philippines)	126,200	47,408
Soho China Ltd. (Cayman Islands)	246,000	194,957
SP Setia Bhd (Malaysia)	102,800	108,998
St. Joe Co. (The)*(a)	1,649	34,711
Sun Hung Kai Properties Ltd. (Hong Kong)	30,000	385,261
Supalai PCL (Thailand)	68,200	38,921
Surya Semesta Internusa Tbk PT (Indonesia)	586,500	76,441
Swire Properties Ltd. (Hong Kong)	27,200	80,078
Swiss Prime Site AG (Switzerland)*	2,303	169,302
Tact Home Co. Ltd. (Japan)	16	28,995
Ticon Industrial Connection PCL (Thailand) (Class F Stock)	87,400	51,006
Tokyu Land Corp. (Japan)	7,000	64,078
Touei Housing Corp. (Japan)	1,300	25,424
Unite Group PLC (United Kingdom)	96,075	530,029
UOL Group Ltd. (Singapore)	21,000	111,014
Wheelock & Co. Ltd. (Hong Kong)	14,000	69,851
Yuexiu Property Co. Ltd. (Hong Kong)	776,000	195,799

		12,209,652

Real Estate Investment Trusts — 0.9%
Abacus Property Group (Australia)	5,379	11,155
Acadia Realty Trust	910	22,468
Activia Properties, Inc. (Japan)	3	23,616
Advance Residence Investment Corp. (Japan)	22	47,696
AG Mortgage Investment Trust, Inc.	1,313	24,698
Alexandria Real Estate Equities, Inc.	2,009	132,031
Allied Properties Real Estate Investment Trust (Canada)	2,900	88,266
American Campus Communities, Inc.	3,077	125,111
American Capital Agency Corp.	8,803	202,381
American Tower Corp.	1,949	142,608
Annaly Capital Management, Inc.	32,022	402,517
Apartment Investment & Management Co. (Class A Stock)	2,358	70,834
Artis Real Estate Investment Trust (Canada)	900	12,905
Ascendas Real Estate Investment Trust (Singapore)	77,000	134,941
Ashford Hospitality Trust, Inc.	1,072	12,274
Associated Estates Realty Corp.(a)	2,834	45,571
Australand Property Group (Australia)	15,771	50,045
AvalonBay Communities, Inc.	2,570	346,719
Befimmo SCA Sicafi (Belgium)	2,527	159,717
Beni Stabili SpA (Italy)	86,309	53,201
Big Yellow Group PLC (United Kingdom)	86,541	507,347
BioMed Realty Trust, Inc.	5,751	116,343
Boardwalk Real Estate Investment Trust (Canada)	1,700	94,222
Boston Properties, Inc.	3,387	357,227
Brandywine Realty Trust(a)	2,739	37,031
BRE Properties, Inc.	1,958	97,939
British Land Co. PLC (United Kingdom)	41,857	360,583
BWP Trust (Australia)	7,709	15,871
Calloway Real Estate Investment Trust (Canada)	5,400	132,009
Cambridge Industrial Trust (Singapore)	31,000	17,688
Camden Property Trust	2,539	175,546

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Canadian Apartment Properties (Canada)	5,800	$124,912
Canadian Real Estate Investment Trust (Canada)	4,400	182,201
CapitaCommercial Trust (Singapore)	100,000	115,360
CapitaMall Trust (Singapore)	93,000	145,937
Capstead Mortgage Corp.	5,201	62,932
Cathay No. 1 REIT (Taiwan)	222,000	157,615
CBL & Associates Properties, Inc.	2,682	57,448
CFS Retail Property Trust Group (Australia)	118,298	215,678
Champion (Hong Kong)	337,000	154,299
Charter Hall Group (Australia)	7,930	27,974
Charter Hall Retail (Australia)	17,346	60,498
Chartwell Retirement Residences (Canada)	1,500	13,992
Chimera Investment Corp.	12,345	37,035
Cofinimmo (Belgium)	549	60,046
Colonial Properties Trust	2,866	69,128
Colony Financial, Inc.	1,965	39,084
Cominar Real Estate Investment Trust (Canada)	4,100	81,244
Commonwealth Property Office Fund (Australia)	108,577	108,818
CommonWealth REIT(a)	5,313	122,837
Corio NV (Netherlands)	5,008	199,308
Corporate Office Properties Trust	2,932	74,766
Corrections Corp. of America	1,358	45,995
Cousins Properties, Inc.	1,851	18,695
Cubesmart.	2,017	32,232
CYS Investments, Inc.(a)	1,943	17,895
Daiwa Office Investment Corp. (Japan)	15	58,070
Daiwahouse Residential Investment Corp. (Japan)	9	35,914
DCT Industrial Trust, Inc.	5,210	37,251
DDR Corp.(a)	4,068	67,732
Derwent London PLC (United Kingdom)	19,436	679,379
Dexus Property Group (Australia)	206,267	201,152
DiamondRock Hospitality Co.	3,450	32,154
Digital Realty Trust, Inc.(a)	2,968	181,048
Douglas Emmett, Inc.	2,192	54,690
Duke Realty Corp.	5,388	83,999
Dundee Real Estate Investment Trust (Canada) (Class A Stock)	2,300	71,382
DuPont Fabros Technology, Inc.	2,268	54,772
EastGroup Properties, Inc.	531	29,879
Education Realty Trust, Inc.	2,056	21,033
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)	81,432	114,702
EPR Properties	1,088	54,694
Equity LifeStyle Properties, Inc.	1,636	128,573
Equity One, Inc.	1,013	22,924
Equity Residential	8,182	475,047
Essex Property Trust, Inc.	643	102,186
Eurocommercial Properties NV (Netherlands)	3,794	139,264
Extra Space Storage, Inc.	1,677	70,317
Federal Realty Investment Trust	1,799	186,520
FelCor Lodging Trust, Inc.*	2,030	11,997
Fibra Uno Administracion SA de CV (Mexico)	39,800	133,645
First Industrial Realty Trust, Inc.	1,624	24,636
First Potomac Realty Trust(a)	1,337	17,461

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Fonciere des Regions (France)	2,591	$194,195
Fortune Real Estate Investment Trust (Singapore)	146,000	133,161
Franklin Street Properties Corp.	1,523	20,104
Frasers Commercial Trust (Singapore)	12,000	13,040
Frontier Real Estate Investment Corp. (Japan)	10	91,667
Fukuoka REIT Co. (Japan)	2	15,863
Gecina SA (France)	1,474	162,912
General Growth Properties, Inc.	7,408	147,197
GEO Group, Inc. (The)	1,389	47,157
Glimcher Realty Trust	2,436	26,601
Global One Real Estate Investment Corp. (Japan)	11	63,906
Goodman Group (Australia)	24,730	109,949
Goodman Property Trust (New Zealand)	32,882	26,240
Government Properties Income Trust(a)	2,667	67,262
GPT Group (Australia)	69,768	244,979
Great Portland Estates PLC (United Kingdom)	18,184	146,756
H&R Real Estate Investment Trust (Canada), UTS	4,100	85,922
Hammerson PLC (United Kingdom)	11,351	84,164
Hankyu Reit, Inc. (Japan)	10	49,814
Hatteras Financial Corp.	4,306	106,100
HCP, Inc.	13,241	601,671
Health Care REIT, Inc.	6,485	434,690
Healthcare Realty Trust, Inc.	4,075	103,913
Heiwa Real Estate REIT, Inc. (Japan)	52	36,393
Hersha Hospitality Trust	3,363	18,967
Highwoods Properties, Inc.	1,260	44,869
Home Properties, Inc.	2,281	149,109
Hospitality Properties Trust	2,325	61,101
Host Hotels & Resorts, Inc.	12,253	206,708
ICADE (France)	1,315	108,471
Ichigo Real Estate Investment Corp. (Japan)	51	32,634
Inland Real Estate Corp.	2,122	21,687
Intu Properties PLC (United Kingdom)	11,563	54,966
Invesco Mortgage Capital, Inc.	3,736	61,868
Investa Office Fund (Australia)	10,129	26,912
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)	6,999	5,072
Japan Excellent, Inc. (Japan)	14	78,827
Japan Logistics Fund, Inc. (Japan)	6	55,041
Japan Prime Realty Investment Corp. (Japan)	38	116,279
Japan Real Estate Investment Corp. (Japan)	23	256,927
Japan Rental Housing Investments, Inc. (Japan)	49	34,951
Japan Retail Fund Investment Corp. (Japan)	81	169,221
Kenedix Realty Investment Corp. (Japan)	21	83,596
Kenedix Residential Investment Corp. (Japan)	29	64,415
Kilroy Realty Corp.	1,248	66,156
Kimco Realty Corp.	6,772	145,124
Kite Realty Group Trust	2,127	12,826
Kiwi Income Property Trust (New Zealand)	25,817	21,298

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Klepierre (France)	1,540	$60,690
Land Securities Group PLC (United Kingdom)	35,210	472,899
LaSalle Hotel Properties(a)	1,624	40,113
Liberty Property Trust(a)	3,072	113,541
Link REIT (The) (Hong Kong)	76,500	375,437
Londonmetric Property PLC (United Kingdom)	279,970	442,058
LTC Properties, Inc.	629	24,562
Macerich Co. (The)	2,261	137,853
Mack-Cali Realty Corp.(a)	3,552	86,988
Mapletree Logistics Trust (Singapore)	27,000	23,401
Mercialys SA (France)	1,052	20,323
MFA Financial, Inc.	6,205	52,432
MID REIT, Inc. (Japan)	21	46,985
Mid-America Apartment Communities, Inc.	1,227	83,154
Mirvac Group (Australia)	97,383	142,569
Mori Hills REIT Investment Corp. (Japan)(g)	12	74,938
Mori Trust Sogo REIT, Inc. (Japan)	8	71,498
National Retail Properties, Inc.(a)	1,258	43,275
Nippon Accommodations Fund, Inc. (Japan)	9	58,806
Nippon Building Fund, Inc. (Japan)	26	301,119
Nomura Real Estate Office Fund, Inc. (Japan)	21	92,092
Nomura Real Estate Residential Fund, Inc. (Japan)	7	34,085
Orix JREIT, Inc. (Japan)	75	85,604
Parkway Properties, Inc.	730	12,235
Pebblebrook Hotel Trust	1,108	28,642
Pennsylvania Real Estate Investment Trust	1,045	19,730
PennyMac Mortgage Investment Trust	1,876	39,490
Piedmont Office Realty Trust, Inc. (Class A Stock)	8,788	157,129
Plum Creek Timber Co., Inc.(a)	1,221	56,984
Post Properties, Inc.	1,932	95,615
Potlatch Corp.	1,027	41,532
Premier Investment Corp. (Japan)	13	49,908
ProLogis, Inc.	8,162	307,871
PS Business Parks, Inc.	389	28,074
Public Storage	3,460	530,522
Ramco-Gershenson Properties Trust	1,114	17,300
Rayonier, Inc.(a)	1,530	84,747
Realty Income Corp.	710	29,763
Redwood Trust, Inc.(a)	2,029	34,493
Regency Centers Corp.	1,566	79,568
REIT 1 Ltd. (Israel)	39,036	85,093
RioCan Real Estate Investment Trust (Canada)	6,100	146,569
RLJ Lodging Trust	4,263	95,875
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	78,147
Segro PLC (United Kingdom)	12,856	54,539
Sekisui House SI Investment Co. (Japan)	6	28,562
Select Income REIT	1,501	42,088
Senior Housing Properties Trust	6,405	166,082
Shaftesbury PLC (United Kingdom)	4,552	41,244
Simon Property Group, Inc.	6,167	973,893
SL Green Realty Corp.	1,511	133,255
Societe Immobiliere de Location pourl’Industrie et le Commerce (France)	232	23,972

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Sovran Self Storage, Inc.	1,452	$94,075
Starhill Global (Singapore)	41,000	27,305
Starwood Property Trust, Inc.	3,057	75,661
Stockland (Australia)	55,799	177,546
Sun Communities, Inc.	582	28,960
Sunstone Hotel Investors, Inc.*	2,753	33,256
Suntec Real Estate Investment Trust (Singapore)	101,000	125,390
Tanger Factory Outlet Centers	2,199	73,579
Taubman Centers, Inc.	1,041	78,231
Tokyu REIT, Inc. (Japan)	12	69,926
Top REIT, Inc. (Japan)	16	71,751
UDR, Inc.	4,086	104,152
Unibail-Rodamco SE (France)	3,610	840,783
United Urban Investment Corp. (Japan)	89	120,151
Vastned (Netherlands)	2,747	112,647
Ventas, Inc.	7,858	545,817
Vornado Realty Trust	3,907	323,695
Warehouses De Pauw SCA (Belgium)	1,764	111,541
Washington Real Estate Investment Trust	3,576	96,230
Weingarten Realty Investors	1,818	55,940
Wereldhave NV (Netherlands)	1,219	79,148
Westfield Group (Australia)	64,701	677,657
Westfield Retail Trust (Australia)	130,466	368,971
Workspace Group PLC (United Kingdom)	8,849	52,337
WP Carey, Inc.	773	51,149
Yuexiu Real Estate Investment Trust (Hong Kong)	188,000	102,318

		25,113,151

Retail & Merchandising — 1.3%
Advance Auto Parts, Inc.	1,430	116,073
Aeon Co. Ltd. (Japan)	31,800	417,892
Aeropostale, Inc.*	2,883	39,785
Ajisen China Holdings Ltd. (Cayman Islands)	69,000	53,763
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	3,100	183,931
Almacenes Exito SA (Colombia)	7,545	122,499
Alpen Co. Ltd. (Japan)	1,700	32,682
American Eagle Outfitters, Inc.	3,485	63,636
Anta Sports Products Ltd. (Cayman Islands)	92,000	80,213
AOKI Holdings, Inc. (Japan)	1,300	39,234
Aoyama Trading Co. Ltd. (Japan)	4,800	127,713
Arcs Co. Ltd. (Japan)	2,600	50,742
Ascena Retail Group, Inc.*	3,686	64,321
ASKUL Corp. (Japan)	1,600	29,578
Astra International Tbk PT (Indonesia)	892,500	627,414
Autobacs Seven Co. Ltd. (Japan)	5,500	83,668
Autogrill SpA (Italy)*	4,597	63,805
AutoNation, Inc.*	971	42,132
Baoxin Auto Group Ltd. (Cayman Islands)	46,000	29,268
Barnes & Noble, Inc.*	1,099	17,540
BayWa AG (Germany)	1,722	82,486
Bed Bath & Beyond, Inc.*	4,949	350,884
Belle International Holdings Ltd. (Cayman Islands)	141,000	192,758
Best Buy Co., Inc.	9,598	262,313
Bic Camera, Inc. (Japan)	94	40,630
Big Lots, Inc.*	1,641	51,741

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail & Merchandising (continued)
Bijou Brigitte AG (Germany)	651	$62,849
BJ’s Restaurants, Inc.*	851	31,572
Bloomin’ Brands, Inc.	1,402	34,882
Bob Evans Farms, Inc.	1,128	52,993
Bosideng International Holdings Ltd. (Cayman Islands)	232,000	48,468
Brinker International, Inc.(a)	926	36,512
Buckle, Inc. (The)	852	44,321
Can Do Co. Ltd. (Japan)	2,100	31,397
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	3,400	255,978
Casey’s General Stores, Inc.	1,167	70,207
Cash America International, Inc.(a)	1,096	49,824
Cato Corp. (The) (Class A Stock)	1,561	38,963
Cawachi Ltd. (Japan)	2,200	45,673
Children’s Place Retail Stores, Inc. (The)*	848	46,470
China Dongxiang Group Co. (Cayman Islands)	444,000	71,078
China Resources Enterprise Ltd. (Hong Kong)	92,000	287,971
Chipotle Mexican Grill, Inc.*(a)	291	106,026
Chiyoda Co. Ltd. (Japan)	1,500	38,403
Citizen Holdings Co. Ltd. (Japan)	17,300	96,495
Cocokara Fine, Inc. (Japan)	1,500	47,598
Copart, Inc.*	1,675	51,590
Cosmos Pharmaceutical Corp. (Japan)	200	20,282
Costco Wholesale Corp.	6,723	743,362
CP ALL PCL (Thailand)	69,200	87,016
Cracker Barrel Old Country Store, Inc.	684	64,747
CVS Caremark Corp.	38,942	2,226,704
Daiei, Inc. (The) (Japan)*	6,850	19,817
Daphne International Holdings Ltd. (Cayman Islands)	54,000	46,025
Darden Restaurants, Inc.	2,349	118,578
David Jones Ltd. (Australia)	60,307	140,360
DCM Holdings Co. Ltd. (Japan)	8,900	69,824
Delticom AG (Germany)	6,674	336,601
Dollar General Corp.*	5,453	274,995
Dollar Tree, Inc.*	3,762	191,260
Dollarama, Inc. (Canada)	1,400	97,988
Dominion Diamond Corp. (Canada)*	10,600	149,874
Don Quijote Co. Ltd. (Japan)	1,700	82,526
Doutor Nichires Holdings Co. Ltd. (Japan)	26,100	367,278
Dufry AG (Switzerland)*	3,378	409,200
Dunkin’ Brands Group, Inc.	1,325	56,737
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	6,100	72,174
E-Mart Co. Ltd. (South Korea)	740	129,956
Express, Inc.*	1,483	31,099
EZCORP, Inc. (Class A Stock)*	1,697	28,645
Family Dollar Stores, Inc.(a)	1,813	112,968
FamilyMart Co. Ltd. (Japan)	1,000	42,668
Fast Retailing Co. Ltd. (Japan)	600	202,503
Fielmann AG (Germany)	647	67,591
Finish Line, Inc. (The) (Class A Stock)	1,428	31,216
First Cash Financial Services, Inc.*	646	31,790
Folli Follie SA (Greece)*	5,268	107,879
Foot Locker, Inc.	2,583	90,741
GameStop Corp. (Class A Stock)(a)	5,836	245,287
Gap, Inc. (The)	4,827	201,431

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail & Merchandising (continued)
Geo Holdings Corp. (Japan)	38	$34,166
Giordano International Ltd. (Bermuda)	66,000	57,554
GNC Holdings, Inc. (Class A Stock)	1,190	52,610
Golden Eagle Retail Group Ltd. (Cayman Islands)	38,000	50,566
GOME Electrical Appliances Holding Ltd. (Bermuda)*	1,428,000	127,984
Greene King PLC (United Kingdom)	50,470	594,413
Grupo Comercial Chedraui SA de CV (Mexico)	23,900	88,720
H2O Retailing Corp. (Japan)	6,000	54,849
Harvey Norman Holdings Ltd. (Australia)	16,067	37,288
Haverty Furniture Cos., Inc.	1,125	25,886
Heiwado Co. Ltd. (Japan)	4,300	72,208
Hennes & Mauritz AB (Sweden) (Class B Stock)	6,522	214,583
hhgregg, Inc.*(a)	1,725	27,548
Home Depot, Inc. (The)	16,270	1,260,437
Honeys Co. Ltd. (Japan)	3,070	33,559
HSN, Inc.	601	32,286
Hyundai Department Store Co. Ltd. (South Korea)	644	84,272
Inditex SA (Spain)	2,602	320,943
Indomobil Sukses Internasional Tbk PT (Indonesia)*	192,000	102,170
International Meal Co. Holdings SA (Brazil)*	7,300	70,829
Isetan Mitsukoshi Holdings Ltd. (Japan)	15,100	200,507
Izumi Co. Ltd. (Japan)	2,800	75,593
J Front Retailing Co. Ltd. (Japan)	22,000	175,443
Jack in the Box, Inc.*	1,845	72,490
JB Hi-Fi Ltd. (Australia)(a)	1,206	18,474
Jos. A. Bank Clothiers, Inc.*	906	37,436
Jumbo SA (Greece)*	12,604	124,847
Kappa Create Holdings Co. Ltd. (Japan)*	4,100	75,893
Kering (France)	1,819	370,141
Kingfisher PLC (United Kingdom)	82,714	431,258
Kohl’s Corp.	6,812	344,074
Kohnan Shoji Co. Ltd. (Japan)	7,000	79,489
Komeri Co. Ltd. (Japan)	1,800	45,080
Konaka Co. Ltd. (Japan)	3,100	33,804
K’s Holdings Corp. (Japan)	13,700	434,073
Kura Corp. (Japan)	3,100	53,805
Kusuri No Aoki Co. Ltd. (Japan)	600	39,567
Lawson, Inc. (Japan)	600	45,786
Li Ning Co. Ltd. (Cayman Islands)*	97,000	48,106
Lojas Renner SA (Brazil)	2,800	80,197
Lotte Shopping Co. Ltd. (South Korea)	501	155,176
Lowe’s Cos., Inc.	19,403	793,583
Lumber Liquidators Holdings, Inc.*	348	27,099
Marks & Spencer Group PLC (United Kingdom)	38,044	248,932
Marui Group Co. Ltd. (Japan)	12,100	120,536
Matahari Putra Prima Tbk PT (Indonesia)	334,000	98,126
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,900	54,853
Matsuya Foods Co. Ltd. (Japan)	2,200	34,737
McDonald’s Corp.	13,659	1,352,241
McDonald’s Holdings Co. Japan Ltd. (Japan)	1,300	36,075
Megane TOP Co. Ltd. (Japan)	2,900	40,436
Men’s Wearhouse, Inc. (The)	1,689	63,929

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail & Merchandising (continued)
Ministop Co. Ltd. (Japan)	3,900	$64,456
MSC Industrial Direct Co., Inc. (Class A Stock)	914	70,798
Next PLC (United Kingdom)	1,385	95,940
Nitori Holdings Co. Ltd. (Japan)	1,400	112,713
Nu Skin Enterprises, Inc. (Class A Stock)	1,330	81,290
O’Reilly Automotive, Inc.*(a)	1,853	208,685
Panera Bread Co. (Class A Stock)*(a)	405	75,306
Papa John’s International, Inc.*	627	40,987
Parkson Retail Group Ltd. (Cayman Islands)	164,000	67,436
PetSmart, Inc.	1,199	80,321
Plenus Co. Ltd. (Japan)	3,000	49,334
Point, Inc. (Japan)	840	40,128
Ports Design Ltd. (Bermuda)	59,000	38,233
Premier Investments Ltd. (Australia)	7,805	47,672
Raia Drogasil SA (Brazil)	8,700	84,296
Regis Corp.	2,702	44,367
Restaurant Group PLC (United Kingdom)	7,059	53,566
Rona, Inc. (Canada)	6,300	65,115
Ross Stores, Inc.	3,180	206,096
Ryohin Keikaku Co. Ltd. (Japan)	700	57,382
SACI Falabella (Chile)	16,531	178,960
Saizeriya Co. Ltd. (Japan)	3,600	48,781
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	82,600	154,411
Shimachu Co. Ltd. (Japan)	5,400	132,782
Shimamura Co. Ltd. (Japan)	900	109,253
Shinsegae Co. Ltd. (South Korea)	511	94,070
Shoppers Drug Mart Corp. (Canada)	5,000	230,674
Siam Makro PCL (Thailand)	1,900	47,783
Signet Jewelers Ltd. (Bermuda)	1,703	114,833
SM Investments Corp. (Philippines)	4,530	111,589
Staples, Inc.	23,171	367,492
Starbucks Corp.	7,397	484,430
Stockmann OYJ Abp (Finland) (Class B Stock)	4,409	64,964
Sugi Holdings Co. Ltd. (Japan)	1,200	45,642
Sun Art Retail Group Ltd. (Hong Kong)	102,000	147,112
Sundrug Co. Ltd. (Japan)	1,600	67,902
Super Retail Group Ltd. (Australia)	4,586	50,195
Susser Holdings Corp.*	697	33,372
Takashimaya Co. Ltd. (Japan)	15,000	152,030
Target Corp.(a)	14,741	1,015,065
Texas Roadhouse, Inc.	2,309	57,771
Tim Hortons, Inc. (Canada)	2,200	118,985
TJX Cos., Inc. (The)	10,433	522,276
Tractor Supply Co.	924	108,672
Travis Perkins PLC (United Kingdom)	21,145	468,201
Tsuruha Holdings, Inc. (Japan)	400	37,809
Turcas Petrol A/S (Turkey)	44,000	72,658
Ulta Salon Cosmetics & Fragrance, Inc.*	380	38,061
Urban Outfitters, Inc.*	1,061	42,673
USS Co. Ltd. (Japan)	580	73,529
Valor Co. Ltd. (Japan)	5,100	94,757
Valora Holding AG (Switzerland)	463	85,340
Vitamin Shoppe, Inc.*	588	26,366
Walgreen Co.	22,985	1,015,937
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	191,000	535,377
Wal-Mart Stores, Inc.	37,007	2,756,651

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail & Merchandising (continued)
WATAMI Co. Ltd. (Japan)	3,100	$55,028
Wesfarmers Ltd. (Australia)	15,863	574,022
WH Smith PLC (United Kingdom)	4,282	46,763
Woolworths Holdings Ltd. (South Africa)	15,627	101,859
Wumart Stores, Inc. (China) (Class H Stock)	44,000	80,942
Xebio Co. Ltd. (Japan)	2,400	49,106
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	183,000	86,779
Yamada Denki Co. Ltd. (Japan)	6,130	248,199
Yellow Hat Ltd. (Japan)	1,900	38,237
Yoshinoya Holdings Co. Ltd. (Japan)	38	44,364
Yum! Brands, Inc.	4,511	312,793
Zhongsheng Group Holdings Ltd. (Cayman Islands)	58,500	64,221

		33,862,587

Savings & Loan
Astoria Financial Corp.	5,057	54,514
Berkshire Hills Bancorp, Inc.	1,142	31,702
Capitol Federal Financial, Inc.	8,398	101,952
EverBank Financial Corp.	2,472	40,936
First Niagara Financial Group, Inc.	12,430	125,170
Hudson City Bancorp, Inc.	7,575	69,387
New York Community Bancorp, Inc.(a)	13,959	195,426
Northwest Bancshares, Inc.	5,480	74,035
People’s United Financial, Inc.(a)	8,003	119,245
Provident Financial Services, Inc.	2,683	42,338
Provident New York Bancorp.	2,990	27,927
Washington Federal, Inc.	6,646	125,476

		1,008,108

Semiconductors & Semiconductor Equipment — 0.5%
Advanced Semiconductor Engineering, Inc. (Taiwan)	148,000	123,202
Altera Corp.	4,029	132,917
ams AG (Austria)	685	50,620
Analog Devices, Inc.	3,777	170,192
Applied Materials, Inc.	25,206	375,821
ARM Holdings PLC (United Kingdom)	6,751	81,668
ASM Pacific Technology Ltd. (Cayman Islands)	3,700	40,618
ASML Holding NV (Netherlands)	9,420	743,618
Broadcom Corp. (Class A Stock)	9,896	334,089
Emulex Corp.*	5,475	35,697
Epistar Corp. (Taiwan)	167,000	290,960
Eugene Technology Co. Ltd. (South Korea)	9,740	177,173
Hanergy Solar Group Ltd. (Bermuda)*	1,308,000	100,483
Infineon Technologies AG (Germany)	25,981	217,484
Intel Corp.	121,762	2,949,076
King Yuan Electronics Co. Ltd. (Taiwan)	114,000	83,615
Linear Technology Corp.	2,084	76,775
Macronix International (Taiwan)	178,000	41,033
Maxim Integrated Products, Inc.	3,886	107,953
MediaTek, Inc. (Taiwan)	12,000	138,343
Megachips Corp. (Japan)	2,800	38,400
Microchip Technology, Inc.(a)	2,584	96,254
Nippon Chemi-Con Corp. (Japan)*	66,000	251,302
Nuflare Technology, Inc. (Japan)	41	367,405
Powertech Technology, Inc. (Taiwan)	40,000	74,641
QLogic Corp.*	3,697	35,343

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	27,469	$1,677,807
Rohm Co. Ltd. (Japan)	5,400	219,301
Rovi Corp.*	4,008	91,543
Samsung Electronics Co. Ltd. (South Korea)	2,318	2,709,335
Semiconductor Manufacturing International Corp. (Cayman Islands)*	2,078,000	152,670
Semtech Corp.*	1,915	67,082
Silicon Laboratories, Inc.*	1,175	48,657
SK Hynix, Inc. (South Korea)*	6,860	186,199
STMicroelectronics NV (Netherlands)	39,761	357,054
Taiwan Semiconductor Manufacturing Co.
Ltd. (Taiwan), ADR(a)	30,800	564,256
Texas Instruments, Inc.	15,959	556,490
Volterra Semiconductor Corp.*	1,845	26,051
Winbond Electronics Corp. (Taiwan)*	215,000	60,146
Xilinx, Inc.(a)	2,607	103,263

		13,954,536

Shipbuilding
China Rongsheng Heavy Industries Group
Holdings Ltd. (Cayman Islands)*	539,500	77,925
Huntington Ingalls Industries, Inc.	1,690	95,451
Hyundai Mipo Dockyard (South Korea)	2,283	249,492

		422,868

Software — 0.6%
ACI Worldwide, Inc.*	760	35,325
Activision Blizzard, Inc.	11,547	164,660
Acxiom Corp.*	1,872	42,457
Adobe Systems, Inc.*	6,306	287,301
Allscripts Healthcare Solutions, Inc.*	4,441	57,467
Amadeus IT Holding SA (Spain) (Class A Stock)	19,618	627,874
ANSYS, Inc.*	981	71,711
Aspen Technology, Inc.*	1,309	37,686
Aveva Group PLC (United Kingdom)	1,654	56,702
BMC Software, Inc.*	2,809	126,798
Bottomline Technologies de, Inc.*	1,166	29,488
Broadridge Financial Solutions, Inc.	3,123	83,009
CA, Inc.	8,574	245,474
Capcom Co. Ltd. (Japan)	2,000	32,261
Cerner Corp.*(a)	1,216	116,845
CommVault Systems, Inc.*	422	32,026
Dassault Systemes SA (France)	1,252	153,028
Digital River, Inc.*	2,709	50,848
Electronic Arts, Inc.*	5,641	129,574
Fidelity National Information Services, Inc.	7,002	299,966
Fiserv, Inc.*	2,292	200,344
Fuji Soft, Inc. (Japan)	2,200	46,090
Imperva, Inc.*	1,076	48,463
Infoblox, Inc.*	594	17,380
Informatica Corp.*	1,236	43,235
interXion Holding NV (Netherlands)*	2,216	57,904
Intuit, Inc.	3,329	203,169
IT Holdings Corp. (Japan)	6,100	80,947
Kingsoft Corp. Ltd. (Cayman Islands)	39,000	64,133
Konami Corp. (Japan)	4,300	91,286
Microsoft Corp.	182,351	6,296,580
MSCI, Inc. (Class A Stock)*	1,657	55,128

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software (continued)
Netdragon Websoft, Inc. (Cayman Islands)	18,000	$44,886
Nihon Unisys Ltd. (Japan)	5,100	38,219
Nomura Research Institute Ltd. (Japan)	3,300	107,173
Open Text Corp. (Canada)	1,800	123,058
Oracle Corp.	72,927	2,240,317
Progress Software Corp.*	3,207	73,793
Sage Group PLC (The) (United Kingdom)	21,913	113,252
SAP AG (Germany)	21,843	1,595,034
SimCorp A/S (Denmark)	3,850	114,431
Software AG (Germany)	2,690	80,384
SolarWinds, Inc.*	539	20,919
Solera Holdings, Inc.	1,326	73,792
Square Enix Holdings Co. Ltd. (Japan)	3,700	44,601
SS&C Technologies Holdings, Inc.*	1,261	41,487
SYNNEX Corp.*(a)	1,379	58,304
Take-Two Interactive Software, Inc.*	3,110	46,557
Totvs SA (Brazil)	4,400	68,543
UBISOFT Entertainment (France)*	5,455	71,426
Unit4 NV (Netherlands)	2,759	89,419
Verint Systems, Inc.*	1,459	51,751
Xero Ltd. (New Zealand)*	6,501	81,156

		15,063,661

Storage/Warehousing
Mitsubishi Logistics Corp. (Japan)	6,000	83,724
Mitsui-Soko Co. Ltd. (Japan)	5,000	24,788
Sumitomo Warehouse Co. Ltd. (The) (Japan)	8,000	45,710
Wesco Aircraft Holdings, Inc.*	2,511	46,629

		200,851

Telecommunications — 1.8%
ADTRAN, Inc.(a)	2,060	50,697
Advanced Info Service PCL (Thailand)	10,600	96,379
Amcom Telecommunications Ltd. (Australia)	54,339	98,448
Amdocs Ltd. (Guernsey)	5,111	189,567
America Movil SAB de CV (Mexico) (Class L Stock), ADR	132,650	2,885,138
ARRIS Group, Inc.*(a)	3,418	49,048
AT&T, Inc.	103,942	3,679,547
Axiata Group Bhd (Malaysia)	79,400	166,290
BCE, Inc. (Canada)	4,000	164,001
Belgacom SA (Belgium)	4,459	99,837
Bell Aliant, Inc. (Canada)	4,900	131,667
Bezeq Israeli Telecommunication Corp. Ltd. (The) (Israel)	84,088	111,797
BT Group PLC (United Kingdom)	34,772	163,247
BYD Electronic International Co. Ltd. (Hong Kong)*	85,000	45,067
CenturyLink, Inc.	17,473	617,671
China Communications Services Corp. Ltd. (China) (Class H Stock)	200,000	125,463
China Mobile Ltd. (Hong Kong)	319,000	3,303,837
China Telecom Corp. Ltd. (China) (Class H Stock)	1,270,000	605,703
China Unicom Hong Kong Ltd. (Hong Kong)	354,000	465,829
China Wireless Technologies Ltd. (Cayman Islands)	144,000	54,172
Chunghwa Telecom Co. Ltd. (Taiwan)	70,000	234,220
Cisco Systems, Inc.	128,176	3,115,959

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications (continued)
Clearwire Corp. (Class A Stock)*	3,845	$19,148
Colt Group SA (Luxembourg)*	19,386	29,485
Comba Telecom Systems Holdings Ltd. (Cayman Islands)*	199,000	63,004
Comtech Telecommunications Corp.	1,029	27,670
Consolidated Communications Holdings, Inc.(a)	1,789	31,146
Crown Castle International Corp.*	997	72,173
Denki Kogyo Co. Ltd. (Japan)	9,000	47,756
Deutsche Telekom AG (Germany)	184,679	2,151,601
DigitalGlobe, Inc.*	1,154	35,786
EchoStar Corp. (Class A Stock)*	1,426	55,771
Elisa OYJ (Finland)	2,666	52,056
ENTEL Chile SA (Chile)	8,125	135,936
Eutelsat Communications SA (France)	4,820	136,748
Foxconn International Holdings Ltd. (Cayman Islands)*	517,000	282,628
Freenet AG (Germany)*	4,586	99,995
Frontier Communications Corp.(a)	11,718	47,458
Gemtek Technology Corp. (Taiwan)	49,000	51,812
GN Store Nord A/S (Denmark)	6,129	115,750
Harris Corp.	2,884	142,037
Hellenic Telecommunications Organization SA (Greece)*	23,407	183,074
Hitachi Kokusai Electric, Inc. (Japan)	24,000	287,824
HKT Trust/HKT Ltd. (Hong Kong)	62,000	59,270
Indosat Tbk PT (Indonesia)	91,000	48,017
Inmarsat PLC (United Kingdom)	5,719	58,569
InterDigital, Inc.(a)	748	33,398
Iridium Communications, Inc.*	3,910	30,342
Jazztel PLC (United Kingdom)*	7,065	54,922
KDDI Corp. (Japan)	23,800	1,239,348
Koninklijke KPN NV (Netherlands)	112,680	233,787
KT Corp. (South Korea)	6,800	212,607
LG Uplus Corp. (South Korea)*	11,530	120,646
M2 Telecommunications Group Ltd. (Australia)	8,862	47,310
Magyar Telekom Telecommunications PLC (Hungary)	154,203	231,379
Manitoba Telecom Services, Inc. (Canada)	1,900	64,387
MegaFon OAO (Russia), GDR(g)	16,503	509,598
Millicom International Cellular SA (Luxembourg), SDR	1,362	98,094
Mobile Telesystems OJSC (Russia), ADR(a)	12,300	232,962
Mobistar SA (Belgium)	2,782	57,825
Motorola Solutions, Inc.	2,942	169,842
MTN Group Ltd. (South Africa)	25,847	480,739
NeuStar, Inc. (Class A Stock)*	2,073	100,914
NICE Systems Ltd. (Israel), ADR	2,915	107,534
Nippon Telegraph & Telephone Corp. (Japan)	31,400	1,636,596
Nokia OYJ (Finland)*(a)	142,658	531,817
NTT DoCoMo, Inc. (Japan)	576	896,086
Oki Electric Industry Co. Ltd. (Japan)*	29,000	56,106
Orange SA (France)	127,071	1,203,280
Palo Alto Networks, Inc.*	288	12,142
Partner Communications Co. Ltd. (Israel)	11,234	70,596
Philippine Long Distance Telephone Co. (Philippines), ADR	4,860	329,800
PKC Group OYJ (Finland)	2,207	52,365

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications (continued)
Portugal Telecom SGPS SA (Portugal)	68,447	$266,287
Rogers Communications, Inc. (Canada) (Class B Stock)	5,300	207,626
Samsung SDI Co. Ltd. (South Korea)	1,177	139,716
Sercomm Corp. (Taiwan)	16,000	20,977
SES SA (Luxembourg)	7,963	228,151
Singapore Telecommunications Ltd. (Singapore)	134,000	396,883
SK Telecom Co. Ltd. (South Korea)	1,490	274,019
SmarTone Telecommunications Holdings Ltd. (Bermuda)	38,000	62,786
Softbank Corp. (Japan)	22,600	1,315,545
TDC A/S (Denmark)	24,472	198,335
Tele2 AB (Sweden)	9,270	108,825
Telecity Group PLC (United Kingdom)	54,752	843,737
Telecom Corp of New Zealand Ltd. (New Zealand)	44,317	77,171
Telecom Italia SpA (Italy)	1,644,465	1,146,189
Telecom Italia SpA (Italy)	1,091,368	608,443
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	66,308	751,921
Telefonica Brasil SA (Brazil), ADR(a)	12,500	285,250
Telefonica Czech Republic A/S (Czech Republic)	15,459	212,712
Telefonica Deutschland Holding AG (Germany)	33,174	240,011
Telefonica SA (Spain)*	149,242	1,920,048
Telekom Austria AG (Austria)	14,148	89,532
Telekom Malaysia Bhd (Malaysia)	102,800	175,699
Telekomunikacja Polska SA (Poland)	89,347	204,993
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	458,500	510,612
Telenor ASA (Norway)	23,892	474,567
Telephone & Data Systems, Inc.	5,111	125,986
TeliaSonera AB (Sweden)	56,090	365,523
Telstra Corp. Ltd. (Australia)	35,298	153,458
Tim Participacoes SA (Brazil), ADR	6,740	125,364
Tpg Telecom Ltd. (Australia)	11,328	36,390
Turk Telekomunikasyon A/S (Turkey)	26,333	101,918
Turkcell Iletisim Hizmet A/S (Turkey)*	47,051	270,672
tw telecom, Inc.*	1,749	49,217
Uniden Corp. (Japan)*	14,000	32,517
Verizon Communications, Inc.	35,091	1,766,481
ViaSat, Inc.*	761	54,381
Vivendi SA (France)	66,133	1,253,321
Vodafone Group PLC (United Kingdom), ADR	141,569	4,068,693
VTech Holdings Ltd. (Bermuda)	4,000	60,830
Xl Axiata Tbk PT (Indonesia)	172,500	83,680
ZTE Corp. (China) (Class H Stock)*	50,200	79,947

		48,891,133

Textiles, Apparel & Luxury Goods — 0.2%
Adidas AG (Germany)	6,354	686,856
Asics Corp. (Japan)	16,700	263,186
Brunello Cucinelli SpA (Italy)	2,107	52,014
Carter’s, Inc.	739	54,738
Christian Dior SA (France)	1,506	243,298
Cia Hering (Brazil)	4,300	60,761
Cintas Corp.	2,031	92,492

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods (continued)
Fila Korea Ltd. (South Korea)	1,382	$83,071
Gildan Activewear, Inc. (Canada)	2,300	93,273
Gunze Ltd. (Japan)	24,000	58,012
Handsome Co. Ltd. (South Korea)	1,910	48,425
Hugo Boss AG (Germany)	298	32,768
LG Fashion Corp. (South Korea)	2,090	51,401
LVMH Moet Hennessy Louis Vuitton SA (France)	6,187	1,004,481
NIKE, Inc. (Class B Stock)	9,806	624,446
Nisshinbo Holdings, Inc. (Japan)	12,000	85,421
Onward Holdings Co. Ltd. (Japan)	9,000	74,443
POU Chen Corp. (Taiwan)	89,000	84,066
Prada SpA (Italy)	12,400	111,820
Puma SE (Germany)	452	127,131
Sanyo Shokai Ltd. (Japan)	15,000	37,485
Shenzhou International Group Holdings Ltd. (Cayman Islands)	31,000	89,319
Skechers USA, Inc. (Class A Stock)*	1,433	34,406
Texwinca Holdings Ltd. (Bermuda)	48,000	44,431
Toray Industries, Inc. (Japan)	39,000	252,004
Toyobo Co. Ltd. (Japan)	37,000	56,148
TSI Holdings Co. Ltd. (Japan)	13,400	79,221
VF Corp.(a)	1,372	264,878
Wacoal Holdings Corp. (Japan)	13,000	129,902
Weiqiao Textile Co. (China) (Class H Stock)	101,000	60,619
Wolverine World Wide, Inc.	980	53,518
Yue Yuen Industrial Holdings Ltd. (Bermuda)	35,000	90,450

		5,124,484

Transportation — 0.5%
ALL - America Latina Logistica SA (Brazil)	28,600	121,509
Ansaldo STS SpA (Italy)	5,806	56,089
Asciano Ltd. (Australia)	18,717	85,607
Aurizon Holdings Ltd. (Australia)	11,591	44,029
bpost SA (Belgium)*	26,789	497,939
BTS Group Holdings PCL (Thailand)	167,700	41,234
C.H. Robinson Worldwide, Inc.(a)	1,651	92,968
Cabcharge Australia Ltd. (Australia)(a)	10,040	36,870
Canadian National Railway Co. (Canada)	6,400	623,143
Canadian Pacific Railway Ltd. (Canada)	1,800	218,269
Central Japan Railway Co. (Japan)	6,600	804,408
Clarkson PLC (United Kingdom)	2,253	58,289
ComfortDelGro Corp. Ltd. (Singapore)	44,000	63,233
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	125	53,406
Costamare, Inc. (Marshall Islands)	2,830	48,761
Deutsche Post AG (Germany)	30,519	757,418
Diana Shipping, Inc. (Marshall Islands)*	17,648	177,186
East Japan Railway Co. (Japan)	11,000	856,158
Era Group, Inc.*	951	24,869
Expeditors International of Washington, Inc	2,325	88,373
FedEx Corp	5,669	558,850
FirstGroup PLC (United Kingdom)(g)	29,730	43,613
Globaltrans Investment PLC (Cyprus), GDR(g)	11,680	159,724
Golar LNG Ltd. (Bermuda)	1,280	40,819
Guangshen Railway Co. Ltd. (China) (Class H Stock)	164,000	65,812
Hankyu Hanshin Holdings, Inc. (Japan)	38,000	216,280

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation (continued)
Heartland Express, Inc.	4,180	$57,977
Hitachi Transport System Ltd. (Japan)	4,100	67,349
Hub Group, Inc. (Class A Stock)*	1,354	49,313
Hutchison Port Holdings Trust (Singapore), UTS	230,000	169,050
Hyundai Glovis Co. Ltd. (South Korea)	501	84,712
J.B. Hunt Transport Services, Inc.	797	57,575
Kamigumi Co. Ltd. (Japan)	12,000	96,577
Keikyu Corp. (Japan)	8,000	68,680
Keio Corp. (Japan)	24,000	164,891
Keisei Electric Railway Co. Ltd. (Japan)	13,000	121,792
Kintetsu Corp. (Japan)	19,000	83,410
Knight Transportation, Inc.	3,973	66,826
Koninklijke Vopak NV (Netherlands)	1,316	77,674
Kuehne & Nagel International AG (Switzerland)	680	74,606
Landstar System, Inc.	1,207	62,161
MTR Corp. Ltd. (Hong Kong)	31,500	115,757
Nagoya Railroad Co. Ltd. (Japan)	34,000	95,535
Nankai Electric Railway Co. Ltd. (Japan)	13,000	49,724
National Express Group PLC (United Kingdom)	12,339	42,051
Navios Maritime Holdings, Inc. (Marshall Islands)	7,209	40,370
Nippon Express Co. Ltd. (Japan)	38,000	180,447
Nippon Konpo Unyu Soko Co. Ltd. (Japan)	5,100	85,300
Norfolk Southern Corp.	6,210	451,157
Odakyu Electric Railway Co. Ltd. (Japan)	7,000	68,360
Oesterreichische Post AG (Austria)	2,178	84,765
Panalpina Welttransport Holding AG (Switzerland)	3,817	411,698
Pos Malaysia Bhd (Malaysia)	78,600	116,684
Safe Bulkers, Inc. (Marshall Islands), ADR	5,708	30,367
Sankyu, Inc. (Japan)	14,000	52,752
Seino Holdings Co. Ltd. (Japan)	15,000	131,645
Senko Co. Ltd. (Japan)	8,000	40,973
Ship Finance International Ltd. (Bermuda)	3,114	46,212
SMRT Corp. Ltd. (Singapore)	89,000	100,678
Stolt-Nielsen Ltd. (Bermuda)	3,470	75,977
Tidewater, Inc.	1,387	79,017
TNT Express NV (Netherlands)	14,715	110,249
Tobu Railway Co. Ltd. (Japan)	30,000	154,609
Tokyu Corp. (Japan)	27,000	176,789
Tsakos Energy Navigation Ltd. (Bermuda)	7,531	35,923
Union Pacific Corp.	8,198	1,264,787
United Parcel Service, Inc. (Class B Stock)	6,063	524,328
Werner Enterprises, Inc.	3,028	73,187
West Japan Railway Co. (Japan)	6,500	275,667
Wilh Wilhelmsen ASA (Norway)	10,038	78,660
Wisdom Marine Lines Co. Ltd. (Cayman Islands)	110,000	142,040
Yamato Holdings Co. Ltd. (Japan)	11,400	240,087

		12,513,244

Water — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	189,916	135,283
American States Water Co.	986	52,919
American Water Works Co., Inc.	4,275	176,258
Aqua America, Inc	3,533	110,548
California Water Service Group	3,018	58,881

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Water (continued)
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	10,200	$106,182
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	5,100	82,693
Guangdong Investment Ltd. (Hong Kong)	190,000	164,634
Pennon Group PLC (United Kingdom)	43,369	425,039
Severn Trent PLC (United Kingdom)	3,607	91,336
Suez Environnement Co. (France)	14,593	188,606
United Utilities Group PLC (United Kingdom)	17,311	180,108
Veolia Environnement SA (France)	21,489	245,343

		2,017,830

TOTAL COMMON STOCKS (cost $715,607,977)		680,850,784

EXCHANGE TRADED FUNDS — 0.3%
iShares MSCI India Index*	1,393,800	8,042,226
iShares MSCI Israel Capped Index Fund	6,405	275,223
iShares MSCI South Korea Capped Index Fund	7,454	396,553

TOTAL EXCHANGE TRADED FUNDS (cost $9,776,634)		8,714,002

PREFERRED STOCKS — 0.3%
Auto Manufacturers — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,190	149,569
Hyundai Motor Co. (South Korea) (PRFC)	1,060	92,485
Volkswagen AG (Germany), PRFC	9,611	1,941,254

		2,183,308

Auto Parts & Equipment
Marcopolo SA (Brazil) (PRFC)	12,800	73,312
Randon Participacoes SA (Brazil) (PRFC)	14,500	77,785

		151,097

Building Materials
Sto AG (Germany) (PRFC)	378	56,503

Chemicals
Braskem SA (Brazil) (PRFC A)*	10,200	75,151

Commercial Banks
Banco do Estado do Rio Grande do Sul SA (Brazil) (PRFC B)	16,300	108,917

Electric
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	27,700	108,250
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	5,100	76,317
Cia Energetica de Minas Gerais (Brazil) (PRFC)	27,320	242,548
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	22,600	195,681
Cia Paranaense de Energia (Brazil) (PRFC B)	12,200	150,795
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (PRFC)	20,000	56,647
RWE AG (Germany) (PRFC)	2,175	67,132

		897,370

PREFERRED STOCKS (continued)			Shares	Value (Note 2)
Electronic Components & Equipment
Sartorius AG (Germany) (PRFC)			5,438	$584,953

Household Products/Wares
Henkel AG & Co. KGaA (Germany) (PRFC)			5,273	495,183

Insurance
Unipol Gruppo Finanziario SpA (Italy) (PRFC)			38,893	116,235

Metals & Mining — 0.1%
Vale SA (Brazil) (PRFC)			99,100	1,201,360

Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)			212,300	1,544,190

Paper & Forest Products
Klabin SA (Brazil) (PRFC)			22,900	112,481
Suzano Papel e Celulose SA (Brazil) (PRFC)			34,200	125,682

				238,163

Semiconductors & Semiconductor Equipment
Samsung Electronics Co. Ltd. (South Korea) (PRFC)			462	356,284

Telecommunications
Oi SA (Brazil) (PRFC)			70,300	125,392

TOTAL PREFERRED STOCKS (cost $9,556,133)				8,134,106

RIGHTS*			Units
Pharmaceuticals
Microbio Co. Ltd. (Taiwan), expiring 08/01/13			8,570	715

Retail & Merchandising
Groupe Fnac (France), expiring 05/15/15			1,819	4,811

TOTAL RIGHTS (cost $6,015)				5,526

			Shares
UNAFFILIATED MUTUAL FUNDS
Ares Capital Corp.			5,795	99,674
CPN Retail Growth Leasehold Property Fund			289,100	171,262
HBM Healthcare Investments AG (Class A Stock)*			2,122	130,360
Samui Airport Property Fund Leasehold			223,000	126,262
Solvalor 61			392	91,718

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $638,668)				619,276

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.4%
Brentwood CLO Corp. (Cayman Islands),
Series 2006-1A, Class A1A, 144A
0.544%(c)	02/01/22	Aaa	$5,821	5,617,816
Series 2006-1A, Class A1B, 144A
0.544%(c)	02/01/22	Aaa	2,256	2,177,448

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
KKR Financial CLO Corp. (Cayman Islands),
Series 2007-1A, Class A, 144A
0.625%(c)	05/15/21	Aaa	$3,155	$3,064,110

TOTAL ASSET-BACKED SECURITIES (cost $10,963,626)				10,859,374

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.4%
COMM Mortgage Trust,
Series 2013-CR7, Class A4
(cost $10,517,791)
3.213%	03/10/46	Aaa	10,000	9,475,310

CONVERTIBLE BONDS
Auto Parts & Equipment
Meritor, Inc.,
Gtd. Notes
4.000%	02/15/27	B-(d)	50	44,187

Metals & Mining
Peabody Energy Corp.,
Jr. Sub. Notes
4.750%	12/15/66(a)	Ba3	100	69,438

Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.,
Gtd. Notes
2.500%	05/15/37(a)	Ba3	400	376,750

Real Estate Investment Trusts
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
4.550%	03/01/18	BB-(d)	250	257,500

TOTAL CONVERTIBLE BONDS (cost $788,576)				747,875

CORPORATE BONDS — 14.8%
Advertising — 0.1%
Affinion Group, Inc.,
Gtd. Notes
7.875%	12/15/18(a)	B3	300	226,500
Checkout Holding Corp.,
Sr. Notes, 144A
9.433%(s)	11/15/15	B3	250	195,625
Griffey Intermediate, Inc./Griffey Finance Sub LLC,
Sr. Notes, 144A
7.000%	10/15/20(a)	Caa1	500	482,500
MDC Partners, Inc. (Canada),
Gtd. Notes, 144A
6.750%	04/01/20	B3	150	149,625
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18	Caa2	100	74,500
Visant Corp.,
Gtd. Notes
10.000%	10/01/17	Caa1	350	322,875

				1,451,625

Aerospace & Defense
Silver II Borrower/Silver II US Holdings LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20	Caa1	150	150,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Spirit Aerosystems, Inc.,
Gtd. Notes
6.750%	12/15/20	Ba3	$250	$260,000
TransDigm, Inc.,
Sr. Sub. Debs., 144A
7.500%	07/15/21	CCC+(d)	250	255,625

				666,375

Airlines
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
9.250%	08/01/15	B1	500	523,750
Air Canada 2013-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
5.375%	11/15/22	B1	50	49,875
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18	B1	200	202,000
United Continental Holdings, Inc.,
Gtd. Notes
6.375%	06/01/18(a)	B2	150	147,375

				923,000

Auto Parts & Equipment
Accuride Corp.,
Sr. Sec’d. Notes
9.500%	08/01/18	B2	250	254,375
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23	Ba1	800	822,000

				1,076,375

Beverages — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.375%	11/01/22(a)	Baa3	2,000	1,720,000
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21	Ba1	300	280,875
4.250%	05/01/23(a)	Ba1	550	519,063
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.400%	04/01/22(a)	Baa1	2,400	2,359,178
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22	Baa3	5,100	5,194,891
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
3.750%	01/15/22	Baa1	3,500	3,561,901

				13,635,908

Building Materials — 0.1%
Associated Materials LLC,
Sr. Sec’d. Notes
9.125%	11/01/17(a)	B3	100	105,000
Boise Cascade Co.,
Gtd. Notes
6.375%	11/01/20	B2	150	151,875

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Building Materials (continued)
Builders Firstsource, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	06/01/21	Caa2	$50	$48,375
Calcipar SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.875%	05/01/18	B1	200	205,000
Gibraltar Industries, Inc.,
Gtd. Notes, 144A
6.250%	02/01/21	B2	150	155,250
Ply Gem Industries, Inc.,
Sr. Sec’d. Notes
8.250%	02/15/18	Caa1	250	266,250
USG Corp.,
Sr. Unsec’d. Notes
9.750%	01/15/18	Caa2	250	283,750

				1,215,500

Chemicals — 0.4%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	04/15/18	Ba1	300	297,000
CF Industries, Inc.,
Gtd. Notes
3.450%	06/01/23(a)	Baa2	1,450	1,393,472
Eagle Spinco, Inc.,
Gtd. Notes, 144A
4.625%	02/15/21	Ba3	500	480,000
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.400%	06/01/17	Baa2	3,700	3,706,471
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21	Baa1	2,900	3,061,582
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.000%	11/15/20(a)	Caa1	200	191,000
Sr. Sec’d. Notes
8.875%	02/01/18(a)	B3	500	510,000
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	B1	250	246,875
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes
6.750%	03/01/19	B2	200	202,000
Magnetation LLC/Mag Finance Corp.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/18	B3	200	196,000
OMNOVA Solutions, Inc.,
Gtd. Notes
7.875%	11/01/18	B2	250	260,000
PQ Corp.,
Sec’d. Notes, 144A
8.750%	05/01/18(a)	Caa1	300	307,500
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20	Ba2	250	251,250
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.375%	05/01/21(a)	Caa1	450	459,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
Sr. Sec’d. Notes
5.750%	02/01/21	B1	EUR	100	$130,164

					11,692,314

Commercial Banks — 2.2%
Ally Financial, Inc.,
Gtd. Notes
6.250%	12/01/17	B1		650	695,351
8.000%	03/15/20(a)	B1		500	580,625
8.000%	11/01/31(a)	B1		50	60,125
Bank of America Corp.,
Sr. Unsec’d. Notes
6.000%	09/01/17(a)	Baa1		7,600	8,519,243
Bank of Thailand (Thailand),
Unsec’d. Notes
2.950%	01/14/16	Baa1	THB	11,840	381,543
Barclays Bank PLC (Brazil),
Notes
10.000%	05/08/14	NR	BRL	7,000	2,930,592
Sub. Notes, 144A
6.050%	12/04/17(a)(g)	Baa1		2,800	3,028,816
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
5.186%(c)	06/29/49	A1		250	237,500
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15	Baa1		2,600	2,564,739
CIT Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	Ba3		550	567,875
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(c)	12/29/49	B1		200	198,000
Sr. Unsec’d. Notes
3.375%	03/01/23(a)	Baa2		2,675	2,558,942
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, MTN, 144A
8.250%	06/17/32	NR	IDR	9,600,000	1,006,165
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes
3.125%	01/15/16(a)	Baa2		3,200	3,146,426
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22(a)	A2		6,200	5,886,292
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, MTN, 144A
16.000%	07/02/19	NR	NGN	127,400	841,218
Unsec’d. Notes, MTN, 144A
5.250%	05/17/18	NR	IDR	35,000,000	3,347,456
LBG Capital No. 2 PLC (United Kingdom),
Bank Gtd. Notes, MTN
7.875%	03/19/20	BB+(d)		300	309,000
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
5.950%	12/28/17	A2		6,850	7,600,356
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.250%	09/21/22(a)	Baa1		3,000	2,959,725

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	Ba3		$250	$249,375
Sr. Notes, 144A
10.125%	02/15/19	B2		60	66,300
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.000%	05/15/18	Ba1		4,500	4,253,891
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes, 144A
6.990%(c)	10/29/49(a)	Ba3		750	701,250
Sr. Unsec’d. Notes
2.550%	09/18/15	Baa1		2,600	2,643,573
Santander US Debt SAU (Spain),
Bank Gtd. Notes, 144A
3.724%	01/20/15(g)	Aa3		800	807,488
Sovereign Bank,
Sub. Notes
8.750%	05/30/18	A3		1,725	2,085,701
Synovus Financial Corp.,
Sr. Unsec’d. Notes
7.875%	02/15/19	B2		100	110,750

					58,338,317

Commercial Services & Supplies — 0.2%
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
9.500%	06/15/18	Caa1		50	49,875
APX Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	12/01/19(a)	B1		350	332,500
BakerCorp International, Inc.,
Gtd. Notes
8.250%	06/01/19	Caa1		150	147,000
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes
9.750%	08/01/17	B3	EUR	100	140,278
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22(a)	Baa1		1,900	1,803,552
Europcar Groupe SA (France),
Sec’d. Notes
11.500%	05/15/17	Caa1	EUR	100	144,482
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	B2		100	103,000
6.250%	10/15/22	B2		100	104,375
iPayment, Inc.,
Gtd. Notes
10.250%	05/15/18	Caa1		75	61,500
Rent-A-Center, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/01/21	Ba3		50	47,375
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.875%	03/15/21	Ba3		150	153,000
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18	B3		100	98,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Speedy Cash Intermediate Holdings Corp.,
Sr. Sec’d. Notes, 144A
10.750%	05/15/18	B3		$300	$313,500
United Rentals North America, Inc.,
Gtd. Notes
7.625%	04/15/22	B3		200	216,500
8.375%	09/15/20(a)	Caa1		100	108,250
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23	Ba3		150	141,750

					3,964,937

Computers & Peripherals — 0.5%
Apple, Inc.,
Sr. Unsec’d. Notes
1.000%	05/03/18	Aa1		2,000	1,920,596
2.400%	05/03/23(a)	Aa1		5,475	5,077,865
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17(a)	Baa1		2,600	2,596,591
4.300%	06/01/21(a)	A2		1,250	1,222,223
NetApp, Inc.,
Sr. Unsec’d. Notes
2.000%	12/15/17	Baa1		2,250	2,191,505

					13,008,780

Construction & Engineering
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes
7.875%	01/31/18	B2	CHF	300	325,075
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/23	B2		200	196,500
Zachry Holdings, Inc.,
Sr. Notes, 144A
7.500%	02/01/20	B+(d)		50	51,500

					573,075

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20	B3		400	426,500
Sr. Sec’d. Notes, 144A
7.375%	10/15/17(a)	Ba3		250	266,875
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.875%	11/15/22	Ba3		200	187,000
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	Ba1		200	199,000
6.750%	09/15/20	Ba1		100	107,750
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23	Ba2		300	282,750
Owens-Illinois, Inc.,
Sr. Unsec’d. Notes
7.800%	05/15/18	B1		100	114,500

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Containers & Packaging (continued)
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20(a)	B1	$200	$211,000
8.375%	09/15/21	B1	150	169,500

				1,964,875

Cosmetics/Personal Care — 0.1%
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20(a)	Baa2	3,000	3,033,165
Elizabeth Arden, Inc.,
Sr. Unsec’d. Notes
7.375%	03/15/21	B1	100	107,000
First Quality Finance Co., Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	05/15/21	B2	150	142,500

				3,282,665

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/21	B3	200	196,500
Glencore Funding LLC,
Gtd. Notes, 144A
1.700%	05/27/16	Baa2	2,900	2,812,165
2.500%	01/15/19	Baa2	6,525	5,903,226
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20	Caa1	400	464,000
Sec’d. Notes
11.000%	04/15/20	B3	100	116,500
Sr. Sec’d. Notes
8.125%	04/15/19(a)	B1	100	109,500
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20(a)	Caa1	359	363,488
LKQ Corp.,
Gtd. Notes, 144A
4.750%	05/15/23	Ba3	100	95,500

				10,060,879

Diversified Financial Services — 0.6%
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.250%	12/01/19(a)	Ba3	200	207,750
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	Ba1	3,000	2,817,261
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
8.000%	12/15/16	Ba1	4,850	5,680,014
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	Aa2	3,700	4,072,793
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
4.750%	08/15/17	Ba3	100	102,500
Sr. Unsec’d. Notes, 144A
3.250%	05/15/18(a)	Ba3	50	48,625

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19	Ba3	$500	$505,000
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	04/01/20	B1	200	194,000
Jefferies LoanCore LLC/JLC Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	06/01/20(a)	B2	200	194,000
Merrill Lynch & Co., Inc.,
Sub. Notes
7.750%	05/14/38	BBB+(d)	100	114,388
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	B+(d)	250	240,000
7.875%	10/01/20	B+(d)	150	159,000
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	10/15/20	Caa2	50	49,750
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.900%	12/15/17	B3	100	98,125

				14,483,206

Electric — 0.5%
AES Corp. (The),
Sr. Unsec’d. Notes
4.875%	05/15/23(a)	Ba3	250	233,125
7.375%	07/01/21(a)	Ba3	200	219,500
8.000%	06/01/20(a)	Ba3	100	114,000
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21(a)	B1	200	213,500
DPL, Inc.,
Sr. Unsec’d. Notes
6.500%	10/15/16	Ba1	500	522,500
7.250%	10/15/21	Ba1	500	517,500
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42	Aa3	1,919	1,807,673
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36(a)	Baa1	3,400	3,857,181
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18(a)	B1	150	160,500
Gtd. Notes, 144A
6.625%	03/15/23	B1	250	250,000
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	Ba2	1,750	2,050,342
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.625%	07/15/22	Ba1	500	530,099
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%(c)	06/01/67	Baa3	1,100	1,154,145

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42	A(d)		$1,750	$1,627,155

					13,257,220

Entertainment & Leisure — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20(a)	Caa1		50	56,625
Carmike Cinemas, Inc.,
Sec’d. Notes
7.375%	05/15/19	B2		100	107,500
CCM Merger, Inc.,
Gtd. Notes, 144A
9.125%	05/01/19	Caa2		200	209,000
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16	B2		300	321,378
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.875%	11/15/17	B3	CAD	150	149,758
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	B3		250	273,750
GWR Operating Partnership LLP,
First Mortgage
10.875%	04/01/17	BB-(d)		200	218,500
Mohegan Tribal Gaming Authority,
Sec’d. Notes, 144A
10.500%	12/15/16	CCC(d)		400	391,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.875%	04/15/17	B2		150	154,500
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.750%	05/15/20(a)	Caa1		400	429,000
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19	B1		300	319,500
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	B3		250	241,250
Snoqualmie Entertainment Authority,
Sr. Sec’d. Notes, 144A
4.223%(c)	02/01/14(g)	Caa1		150	146,250
9.125%	02/01/15	Caa1		200	197,000
Viking Cruises Ltd. (Bermuda),
Unsec’d. Notes, 144A
8.500%	10/15/22	B3		200	219,000

					3,434,011

Environmental Control
ADS Waste Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	10/01/20	Caa1		300	306,000
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	Caa1		150	142,500

					448,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Farming & Agriculture — 0.2%
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18	Baa3	$4,400	$4,325,130
3.500%	02/11/23(a)	Baa3	1,250	1,175,200
Vector Group Ltd.,
Sr. Sec’d. Notes
7.750%	02/15/21	Ba3	300	309,750

				5,810,080

Foods — 0.4%
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21(a)	B1	200	191,000
Barry Callebaut Services NV (Belgium),
Gtd. Notes, 144A
5.500%	06/15/23	Ba1	200	203,750
Bumble Bee Holdco SCA (Luxembourg),
Sr. Notes, PIK, 144A
9.625%	03/15/18	Caa1	200	208,000
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17(a)	B2	200	212,500
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18	Baa2	3,100	3,047,551
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19(a)	B3	400	411,000
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
3.500%	06/06/22(a)	Baa2	1,900	1,881,528
Michael Foods Holding, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.500%	07/15/18(g)	Caa1	200	206,000
Mondelez International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/09/40	Baa2	1,900	2,266,955
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	B1	100	107,000
US Foods, Inc.,
Gtd. Notes
8.500%	06/30/19(a)	Caa2	350	365,750
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20(a)	B2	250	261,875

				9,362,909

Hand/Machine Tools
Mcron Finance Sub LLC/Mcron Finance Corp.,
Sr. Sec’d. Notes, 144A
8.375%	05/15/19	B1	200	204,000
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	Caa1	250	249,375

				453,375

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Healthcare Products
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
9.750%	10/15/17	Caa1		$250	$255,000
9.875%	04/15/18	Caa1		450	470,250

					725,250

Healthcare Providers & Services — 0.2%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
5.125%	08/15/18(a)	Ba2		500	507,500
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.750%	08/15/22	B2		150	149,625
Envision Healthcare Holdings, Inc.,
Sr. Notes, PIK, 144A
9.250%	10/01/17	Caa1		475	480,937
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.625%	07/31/19(a)	Ba2		400	416,000
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
6.500%	09/15/18	Ba2		250	271,875
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21(a)	B3		500	510,000
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22(a)	B3		550	609,125
Sr. Sec’d. Notes
4.750%	05/01/23(a)	Ba3		150	143,625
6.500%	02/15/20(a)	Ba3		1,250	1,352,344
7.250%	09/15/20	Ba3		100	107,375
Health Management Associates, Inc.,
Gtd. Notes
7.375%	01/15/20(a)	B3		100	109,625
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)		100	107,500
HealthSouth Corp.,
Gtd. Notes
7.750%	09/15/22	B2		250	266,250
Radiation Therapy Services, Inc.,
Gtd. Notes
9.875%	04/15/17	B3		150	91,500
Sec’d. Notes
8.875%	01/15/17	B1		50	47,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18	Ba3		250	263,125

					5,433,406

Holding Companies–Diversified — 0.1%
Alphabet Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK
7.750%	11/01/17	B-(d)		250	256,250
Gala Electric Casinos PLC (United Kingdom),
Sec’d. Notes
11.500%	06/01/19	Caa2	GBP	250	399,252

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Holding Companies–Diversified (continued)
Harbinger Group, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	07/15/19	B3		$300	$306,750
Servus Luxembourg Holding SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	06/15/18	B2	EUR	250	319,716

					1,281,968

Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Unsec’d. Notes, 144A
6.875%	02/15/21	Caa1		250	252,500
Beazer Homes USA, Inc.,
Gtd. Notes
9.125%	06/15/18	Caa3		50	52,000
Gtd. Notes, 144A
7.250%	02/01/23	Caa2		150	151,500
Sr. Sec’d. Notes
6.625%	04/15/18	B2		150	159,187
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20	B2		400	403,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22	BB-(d)		200	196,250
DR Horton, Inc.,
Gtd. Notes
3.625%	02/15/18	Ba2		200	196,500
4.750%	02/15/23(a)	Ba2		200	192,500
Lennar Corp.,
Gtd. Notes
4.750%	12/15/17	Ba3		250	250,000
Gtd. Notes, 144A
5.000%	11/15/22	Ba3		300	285,000
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43	Baa3		2,600	2,415,085
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	B1		400	440,000
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22	B1		250	241,250
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23(a)	Ba1		250	232,500
5.875%	02/15/22	Ba1		100	104,500
William Lyon Homes, Inc.,
Gtd. Notes, 144A
8.500%	11/15/20	Caa2		250	271,875

					5,843,647

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc.,
Sec’d. Notes
10.000%	12/15/18	CCC-(d)		500	300,000
Sr. Sec’d. Notes, 144A
9.000%	02/15/20	B3		600	571,500

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK
10.750%	01/15/17	Caa2	$350	$378,000
Sr. Sec’d. Notes
7.625%	01/15/16	B1	150	158,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	B3	250	265,000
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.500%	10/15/15(a)	B2	50	52,000
9.875%	08/15/18	B2	50	52,000
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21(a)	B3	400	412,500
6.750%	10/01/20(a)	B+(d)	500	517,500
6.875%	04/01/16	B3	500	535,000
7.625%	01/15/17(a)	B3	500	546,250
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	B2	100	97,000
Studio City Finance Ltd. (British Virgin Islands),
Gtd. Notes, 144A
8.500%	12/01/20	B3	250	269,375

				4,154,375

Household Products/Wares — 0.2%
Armored Autogroup, Inc.,
Gtd. Notes
9.250%	11/01/18	Caa1	200	183,500
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	B2	250	274,063
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.700%	06/01/43(a)	A2	2,825	2,533,644
Prestige Brands, Inc.,
Gtd. Notes
8.125%	02/01/20	B3	250	273,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.250%	02/15/21(a)	Caa1	600	594,000
9.000%	04/15/19	Caa1	250	258,125
Sr. Sec’d. Notes
5.750%	10/15/20(a)	B1	750	755,625
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.625%	11/15/22	B3	250	261,875
Sun Products Corp. (The),
Sr. Unsec’d. Notes, 144A
7.750%	03/15/21	Caa1	400	397,000

				5,530,957

Insurance — 0.5%
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa2	2,200	2,423,298

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
American International Group, Inc.,
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18	Baa1	$4,300	$4,834,963
Genworth Holdings, Inc.,
Gtd. Notes
7.625%	09/24/21(a)	Baa3	2,550	2,963,304
HUB International Ltd.,
Gtd. Notes, 144A
8.125%	10/15/18	Caa2	250	260,000
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	Aa2	2,500	2,814,605

				13,296,170

Internet Software & Services
Ancestry.com, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	12/15/20	Caa1	150	165,750
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, 144A
6.375%	11/15/22	B2	300	307,500
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20	Ba3	250	245,000
5.375%	04/01/23	Ba3	300	294,000
IAC/InterActiveCorp,
Gtd. Notes, 144A
4.750%	12/15/22	Ba1	50	47,250

				1,059,500

Machinery & Equipment — 0.1%
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17(a)	Ba2	150	169,875
CNH Capital LLC,
Gtd. Notes
3.875%	11/01/15	BB(d)	100	100,500
DH Services Luxembourg Sarl (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20	Caa1	250	261,250
Manitowoc Co., Inc. (The),
Gtd. Notes
5.875%	10/15/22	B3	350	351,750
Roper Industries, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18(a)	Baa2	2,400	2,353,891
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.,
Sr. Sec’d. Notes, 144A
8.875%	08/01/20	B2	300	312,000

				3,549,266

Media — 0.7%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18(a)	B1	200	215,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
6.500%	04/30/21	B1	550	573,375
7.000%	01/15/19	B1	250	265,000

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
7.375%	06/01/20	B1		$250	$271,875
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21(a)	B3		250	235,000
6.375%	09/15/20	B3		250	254,375
Clear Channel Communications, Inc.,
Gtd. Notes, PIK
11.000%	08/01/16	Ca		150	132,375
Sr. Sec’d. Notes, 144A
9.000%	12/15/19	Caa1		400	388,000
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19	Ba3		200	231,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22	Baa2		3,100	2,977,829
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	Ba2		1,250	1,328,125
Entercom Radio LLC,
Gtd. Notes
10.500%	12/01/19	Caa1		250	280,625
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	Caa2		250	255,000
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes, MTN
7.250%	05/14/43	Baa1	MXN	3,450	225,818
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20	Caa1		200	216,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes, 144A
9.750%	04/01/21(a)	B2		150	153,375
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23(a)	A3		6,200	5,888,996
News America, Inc.,
Gtd. Notes
6.150%	02/15/41	Baa1		950	1,054,950
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
6.875%	11/15/20	Caa1		100	103,000
ProQuest LLC/ProQuest Notes Co.,
Gtd. Notes, 144A
9.000%	10/15/18(g)	Caa1		400	400,000
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
8.750%	04/01/15	B2		250	275,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
7.500%	03/15/19	Ba3		150	157,875
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21(a)	Caa2		250	265,625
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	B2		500	472,500
7.875%	11/01/20	B2		250	270,625

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Videotron Ltee (Canada),
Gtd. Notes
5.000%	07/15/22	Ba2		$200	$195,000
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
3.700%	12/01/42	A2		1,459	1,283,269

					18,369,612

Metals & Mining — 0.3%
AK Steel Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/01/18	B1		150	157,875
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.000%	03/01/21	Baa3		150	149,250
6.750%	02/25/22(a)	Ba1		200	205,000
Arch Coal, Inc.,
Gtd. Notes, 144A
9.875%	06/15/19(a)	B3		250	237,500
Bluescope Steel Ltd./Bluescope Steel Finance (Australia),
Gtd. Notes, 144A
7.125%	05/01/18(a)	BB(d)		300	304,500
Constellation Enterprises LLC,
Sr. Sec’d. Notes, 144A
10.625%	02/01/16	B2		100	102,500
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20	Caa1		150	149,250
Eldorado Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	12/15/20	Ba3		50	48,250
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.000%	04/01/17(a)	B1		400	389,000
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
2.150%	03/01/17(a)	Baa3		3,750	3,670,463
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.000%	04/15/20	BB-(d)		50	50,500
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22	B2		100	95,750
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18	Ba1		150	150,375
7.375%	11/01/16	Ba1		250	277,500
Steel Dynamics, Inc.,
Gtd. Notes, 144A
5.250%	04/15/23	Ba2		500	490,000

					6,477,713

Miscellaneous Manufacturing
Mark IV Europe Lux SCA/Mark IV USA SCA (Luxembourg),
Sr. Sec’d. Notes
8.875%	12/15/17	Ba3	EUR	80	109,859
Park-Ohio Industries, Inc.,
Gtd. Notes
8.125%	04/01/21	B3		350	379,750

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing (continued)
RBS Global, Inc./Rexnord LLC,
Gtd. Notes
8.500%	05/01/18	Caa1	$250	$265,625

				755,234

Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	2,700	3,104,946
Athlon Holdings LP/Athlon Finance Corp.,
Gtd. Notes, 144A
7.375%	04/15/21	Caa1	350	345,625
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20	Ba3	250	259,375
Aurora USA Oil & Gas, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/20	Caa1	350	343,000
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	02/15/19	B3	100	98,750
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.375%	09/15/22	B1	250	249,063
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%(c)	11/30/72	Baa1	2,800	2,986,900
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.245%	05/06/22	A2	8,000	7,763,720
Chaparral Energy, Inc.,
Gtd. Notes
7.625%	11/15/22	B3	300	306,000
9.875%	10/01/20	Caa1	250	277,500
CNOOC Finance 2013 Ltd. (British Virgin Islands),
Gtd. Notes
3.000%	05/09/23	Aa3	3,870	3,495,992
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23(a)	Ba3	50	49,250
6.500%	01/15/22	B3	150	158,625
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	Ba2	100	101,750
8.250%	10/01/19	B1	250	273,750
Gtd. Notes, 144A
4.500%	04/15/23	Ba2	300	291,750
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	Caa1	200	196,000
CVR Refining LLC/Coffeyville Finance, Inc.,
Sec’d. Notes, 144A
6.500%	11/01/22	B2	100	98,000
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20	B1	250	270,000
Gazprom OAO Via Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.510%	03/07/22	Baa1	2,500	2,643,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Halcon Resources Corp.,
Gtd. Notes
9.750%	07/15/20	Caa1	$750	$748,125
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21(a)	B1	200	192,000
Kodiak Oil & Gas Corp. (Canada),
Gtd. Notes, 144A
5.500%	01/15/21	B3	350	341,250
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	B3	350	367,500
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes, 144A
6.250%	11/01/19	B2	450	428,625
Magnum Hunter Resources Corp.,
Gtd. Notes, 144A
9.750%	05/15/20	Caa1	500	507,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	B1	450	436,500
6.500%	03/15/21	B3	300	297,375
Memorial Production Partners LP/Memorial Production Finance Corp.,
Gtd. Notes, 144A
7.625%	05/01/21	Caa1	300	295,500
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.750%	01/30/22(a)	Ba1	150	148,500
Offshore Group Investment Ltd. (Cayman Islands),
Sr. Sec’d. Notes
7.500%	11/01/19(a)	B3	200	208,500
Sr. Sec’d. Notes, 144A
7.125%	04/01/23(a)	B3	300	294,750
OGX Austria GmbH (Austria),
Gtd. Notes
8.500%	06/01/18	Ca	300	94,500
Petrobras Global Finance BV (Netherlands),
Gtd. Notes
4.375%	05/20/23	A3	4,340	3,981,264
Plains Exploration & Production Co.,
Gtd. Notes
6.625%	05/01/21	B1	600	635,195
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23(a)	Ba1	250	243,750
Quicksilver Resources, Inc.,
Gtd. Notes, 144A
11.000%	07/01/21	Caa2	100	88,500
Resolute Energy Corp.,
Gtd. Notes
8.500%	05/01/20	B3	350	356,125
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21	B2	500	488,125
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland),
Sr. Unsec’d. Notes
4.199%	03/06/22	Baa1	3,000	2,779,500

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22	Baa3	$2,900	$2,992,385
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
10.000%	02/15/20	B3	450	474,188
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21	B3	200	191,000
8.750%	01/15/20	B3	100	102,000
SESI LLC,
Gtd. Notes
7.125%	12/15/21(a)	Ba2	200	216,000
Seven Generations Energy Ltd. (Canada),
Sr. Notes, 144A
8.250%	05/15/20	B3	50	49,750
SM Energy Co.,
Sr. Unsec’d. Notes
6.625%	02/15/19	B1	250	261,875
Sr. Unsec’d. Notes, 144A
5.000%	01/15/24(a)	Ba3	250	238,750
TNK-BP Finance SA (Luxembourg),
Gtd. Notes
7.875%	03/13/18	Baa2	150	170,625
Transocean, Inc. (Cayman Islands),
Gtd. Notes
6.375%	12/15/21	Baa3	1,325	1,489,252
6.500%	11/15/20	Baa3	3,725	4,192,894
Trinidad Drilling Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	01/15/19	B2	350	367,785
Vanguard Natural Resources LLC/VNR Finance Corp.,
Gtd. Notes
7.875%	04/01/20	B3	400	410,000
Weatherford International Ltd. (Bermuda),
Gtd. Notes
5.125%	09/15/20(a)	Baa2	2,300	2,410,731

				49,814,065

Paper & Forest Products
Clearwater Paper Corp.,
Gtd. Notes, 144A
4.500%	02/01/23	Ba2	150	142,500
Longview Fibre Paper & Packaging, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/01/16	B2	300	312,750
Sappi Papier Holding GmbH (Austria),
Sr. Sec’d. Notes, 144A
6.625%	04/15/21	Ba2	200	194,000

				649,250

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Gtd. Notes, 144A
1.750%	11/06/17	Baa1	6,000	5,878,302
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22(a)	Baa3	2,925	2,726,978

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
7.875%	10/15/18	B(d)	$250	$251,875
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	Baa3	4,500	4,679,352
Mylan, Inc.,
Gtd. Notes, 144A
7.875%	07/15/20	Ba3	2,750	3,173,357
Novartis Capital Corp.,
Gtd. Notes
3.700%	09/21/42	Aa3	2,525	2,240,730
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20(a)	B1	300	296,625
6.500%	07/15/16(a)	B1	250	257,500

				19,504,719

Pipelines — 0.6%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23	Ba3	100	92,750
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.150%	07/01/23	Baa3	1,475	1,435,094
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18	B2	100	106,000
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
6.500%	04/01/20	Ba1	2,000	2,314,838
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
5.200%	02/01/22	Baa3	3,300	3,492,311
Enterprise Products Operating LLC,
Gtd. Notes
8.375%(c)	08/01/66(a)	Ba1	5,500	6,132,500
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
6.500%	07/15/21(a)	B1	250	261,250
TransCanada PipeLines Ltd. (Canada),
Jr. Sub. Notes
6.350%(c)	05/15/67	Baa1	2,935	3,060,735

				16,895,478

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	Baa3	3,000	2,878,845
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23	Ba1	100	94,750
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17	Caa1	50	51,500
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
9.000%	01/15/20	Caa1	150	167,250

				3,192,345

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts — 0.8%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23(a)	Baa3	$2,500	$2,289,187
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22	Baa3	4,600	4,648,709
Felcor Lodging LP,
Sr. Sec’d. Notes
5.625%	03/01/23(a)	B2	350	340,375
HCP, Inc.,
Sr. Unsec’d. Notes
3.150%	08/01/22	Baa1	3,750	3,447,716
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/23	Baa2	3,000	2,851,926
Healthcare Trust of America Holdings LP,
Gtd. Notes, 144A
3.700%	04/15/23	Baa3	2,500	2,347,055
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	Baa3	4,250	3,981,081
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.875%	05/01/21	Ba2	400	424,000

				20,330,049

Retail & Merchandising — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
6.250%	08/20/19	Ba3	350	351,750
Bon-Ton Department Stores, Inc. (The),
Sec’d. Notes, 144A
8.000%	06/15/21	Caa1	150	152,437
Burlington Coat Factory Warehouse Corp.,
Gtd. Notes
10.000%	02/15/19	Caa1	250	276,250
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19(a)	Caa3	150	157,500
Sr. Unsec’d. Notes, 144A
7.750%	06/01/20(a)	Caa2	50	48,375
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22(a)	Baa2	3,750	3,503,610
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21	Ba3	150	150,375
9.125%	10/01/17	Ba3	100	104,500
Jo-Ann Stores, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19(g)	Caa1	250	255,000
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	Ba1	250	253,750
7.000%	05/01/20	Ba1	250	277,500
Pantry, Inc. (The),
Gtd. Notes
8.375%	08/01/20	B+(d)	150	161,063

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Retail & Merchandising (continued)
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19	B3		$250	$266,250
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20(a)	Caa2		250	275,938
9.500%	06/15/17	Caa3		250	259,450
Gtd. Notes, 144A
6.750%	06/15/21	CCC(d)		450	442,125
Sr. Sec’d. Notes
8.000%	08/15/20	B3		250	276,875
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.750%	06/01/22	Ba3		350	355,250
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20(a)	Caa1		300	305,250
Shearer’s Foods LLC/Chip Fin Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19	B3		250	264,375
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	Baa1		1,800	1,777,475
3.100%	09/15/22	Baa1		1,250	1,184,588

					11,099,686

Semiconductors & Semiconductor Equipment
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.750%	06/01/18(a)	B3		200	196,000
5.750%	02/15/21(a)	B3		200	202,500

					398,500

Shipbuilding
Huntington Ingalls Industries, Inc.,
Gtd. Notes
7.125%	03/15/21	Ba3		100	107,500

Software — 0.2%
Aspect Software, Inc.,
Sec’d. Notes
10.625%	05/15/17	Caa1		200	200,500
Fidelity National Information Services, Inc.,
Gtd. Notes
2.000%	04/15/18	Baa3		450	434,321
3.500%	04/15/23	Baa3		900	812,852
First Data Corp.,
Gtd. Notes
12.625%	01/15/21(a)	Caa1		300	317,250
Gtd. Notes, 144A
11.250%	01/15/21	Caa1		250	249,375
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	Caa1		1,500	1,541,250
Sr. Sec’d. Notes, 144A
7.375%	06/15/19	B1		50	51,375
Infor US, Inc.,
Gtd. Notes
10.000%	04/01/19	Caa1	EUR	100	140,577

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Software (continued)
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	Ba3		$300	$293,250
Southern Graphics, Inc.,
Sr. Notes, 144A
8.375%	10/15/20	Caa1		250	257,500

					4,298,250

Storage/Warehousing — 0.1%
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.750%	10/15/19	B3		400	382,000
Sr. Sec’d. Notes
9.000%	10/15/18	B1	EUR	600	786,999
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20	B2		200	215,000

					1,383,999

Telecommunications — 0.8%
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29	B2		250	189,375
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.450%	12/05/22	A2	MXN	2,790	208,526
AT&T, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/22(a)	A3		5,750	5,263,176
Brightstar Corp.,
Gtd. Notes, 144A
9.500%	12/01/16	B1		100	103,000
CommScope Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
6.625%	06/01/20	Caa1		50	47,750
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19	B3		200	213,500
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23(a)	B1		150	144,000
7.125%	11/01/19	B1		150	160,125
Digicel Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20(a)	Caa1		200	207,000
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
7.000%	02/15/20	B1		250	252,500
En Germany Holdings BV (Netherlands),
Sr. Sec’d. Notes
10.750%	11/15/15	B3	EUR	100	119,100
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.250%	04/15/17	Ba2		750	843,750
8.500%	04/15/20(a)	Ba2		500	551,250
9.250%	07/01/21(a)	Ba2		250	285,625
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20	B3		750	787,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Gtd. Notes, 144A
6.625%	12/15/22(a)	Caa1		$200	$194,000
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.750%	06/01/21(a)	Caa2		250	252,500
8.125%	06/01/23(a)	Caa2		500	516,250
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19	Caa2		100	104,000
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20(a)	B3		400	399,000
9.375%	04/01/19(a)	B3		300	324,000
Lynx I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	Ba3		200	201,000
Lynx II Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	04/15/23	B2		200	201,500
Matterhorn Financing & CY SCA (Luxembourg),
Sr. Sec’d. Notes, PIK
9.000%	04/15/19	CCC+(d)	EUR	300	378,778
MetroPCS Wireless, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21(a)	Ba3		250	254,375
6.625%	04/01/23	Ba3		350	356,125
Mobile Challenger Intermediate Group SA (Luxembourg),
Sr. Sec’d. Notes, PIK
8.750%	03/15/19	B-(d)	CHF	400	410,778
SBA Telecommunications, Inc.,
Gtd. Notes, 144A
5.750%	07/15/20	B1		250	250,625
Softbank Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.500%	04/15/20	Baa3		500	481,875
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19	B3		200	208,000
8.750%	03/15/32	B3		350	385,000
Sprint Nextel Corp.,
Gtd. Notes, 144A
9.000%	11/15/18	Ba3		300	351,000
Sr. Unsec’d. Notes
6.000%	12/01/16(a)	B3		1,000	1,055,000
6.000%	11/15/22	B3		150	147,000
7.000%	08/15/20(a)	B3		600	630,000
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	Baa2		1,900	1,840,355
5.462%	02/16/21(a)	Baa1		1,750	1,804,152
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22	B1		100	99,250
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes
6.750%	03/15/23	B2	CHF	450	462,172
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes
11.750%	07/15/17	B3	EUR	150	203,056

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Sec’d. Notes, 144A
11.750%	07/15/17(a)	B3		$150	$156,000
Sr. Sec’d. Notes, 144A
6.500%	04/30/20	BB-(d)		200	198,500
7.250%	02/15/18(a)	Ba3		200	201,500
Windstream Corp.,
Gtd. Notes
7.750%	10/01/21	Ba3		450	465,750
7.875%	11/01/17	Ba3		150	164,625

					22,072,343

Textiles, Apparel & Luxury Goods
American Apparel, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	04/15/20(g)	Caa1		300	297,750
Boardriders SA (Luxembourg),
Gtd. Notes
8.875%	12/15/17	B2	EUR	100	128,212
SIWF Merger Sub, Inc./Springs Industries, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	06/01/21	B2		250	245,000

					670,962

Transportation — 0.3%
Bristow Group, Inc.,
Gtd. Notes
6.250%	10/15/22	Ba3		200	205,000
Florida East Coast Holdings Corp.,
Sr. Unsec’d. Notes, PIK
10.500%	08/01/17	Caa3		100	104,771
Florida East Coast Railway Corp.,
Sr. Sec’d. Notes
8.125%	02/01/17	B3		100	105,750
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22	B1		250	248,125
NESCO LLC/NESCO Holdings Corp.,
Sec’d. Notes, 144A
11.750%	04/15/17	Caa1		200	217,000
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	03/15/16	Baa3		1,900	1,932,642
Unsec’d. Notes, 144A
3.125%	05/11/15	Baa3		3,000	3,099,903
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.625%	10/01/42	Aa3		2,750	2,406,456
Watco Cos. LLC/Watco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	B3		250	248,750

					8,568,397

TOTAL CORPORATE BONDS (cost $419,267,886)					394,566,567

FOREIGN GOVERNMENT BONDS — 2.4%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23	Aaa		5,470	7,104,436

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Bonos del Banco Central de Chile En Pesos (Chile),
Bonds
6.000%	03/01/22	NR	CLP	45,000	$94,523
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	Baa2	BRL	1,648	1,839,678
Chile Government International (Chile),
Sr. Unsec’d. Notes
3.625%	10/30/42	Aa3		2,000	1,650,000
Unsec’d. Notes
6.000%	01/01/20	NR	CLP	200,000	409,720
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	NR	COP	137,300	62,910
7.000%	05/04/22	NR	COP	4,610,000	2,409,732
Costa Rica Government International (Costa Rica),
Unsec’d. Notes
5.625%	04/30/43	Baa3		200	181,000
Dominican Republic International (Dominican Republic),
Sr. Unsec’d. Notes
5.875%	04/18/24	B1		440	423,500
14.500%	02/10/23	NR	DOP	20,000	568,437
18.500%	02/04/28	NR	DOP	15,000	512,653
Honduras Government International (Honduras),
Sr. Unsec’d. Notes
7.500%	03/15/24	B2		200	172,000
Hungary Government (Hungary),
Bonds
6.750%	02/24/17	Ba1	HUF	400,000	1,858,220
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
6.125%	05/15/28	Baa3	IDR	4,564,000	398,213
Israel Government AID (Israel),
Gov’t. Gtd. Notes
5.500%	04/26/24	Aaa		5,000	6,075,555
Ivory Coast Government International (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32	NR		460	377,200
Malaysia Government (Malaysia),
Sr. Unsec’d. Notes
3.314%	10/31/17	NR	MYR	5,200	1,640,052
3.580%	09/28/18	NR	MYR	50	15,844
3.892%	03/15/27	NR	MYR	1,890	608,929
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.480%	03/15/23	NR	MYR	300	93,517
Mexican Bonos (Mexico),
Bonds
5.000%	06/15/17	Baa1	MXN	1,969	152,132
6.250%	06/16/16	Baa1	MXN	35,000	2,832,176
6.500%	06/09/22	Baa1	MXN	722	58,600
7.500%	06/03/27	Baa1	MXN	863	74,560
7.750%	11/13/42	Baa1	MXN	10,921	907,707
8.500%	05/31/29	Baa1	MXN	1,528	140,526
8.500%	11/18/38	Baa1	MXN	2,343	210,586
10.000%	11/20/36	Baa1	MXN	1,249	128,350
Mexican Udibonos (Mexico),
Bonds, TIPS
4.000%	11/15/40	Baa1	MXN	231	97,285

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Peruvian Government International (Peru),
Sr. Unsec’d. Notes
5.200%	09/12/23	NR	PEN	2,990	$1,039,944
Poland Government Bond (Poland),
Bonds
5.250%	10/25/20	A(d)	PLN	820	265,087
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
2.625%	03/15/23	Baa3		2,500	2,231,250
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
4.625%	04/15/43	Baa3		410	358,750
Unsec’d. Notes
5.250%	01/17/42	Baa3		2,500	2,375,000
Republic of Paraguay (Paraguay),
Sr. Unsec’d. Notes
4.625%	01/25/23	Ba3		260	250,900
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
4.950%	01/15/21	Ba1	PHP	16,000	379,711
Republic of Poland (Poland),
Bonds
5.750%	10/25/21	A2	PLN	3,730	1,241,013
Bonds, TIPS
3.000%	08/24/16	A2	PLN	5,650	2,260,722
Republic of South Africa (South Africa),
Bonds
7.000%	02/28/31	Baa1	ZAR	380	33,393
8.750%	02/28/48	NR	ZAR	5,000	503,947
Republic of Turkey (Turkey),
Bonds
5.000%	05/13/15	NR	TRY	1,480	734,744
6.300%	02/14/18	NR	TRY	1,890	912,554
6.500%	01/07/15	NR	TRY	3,900	1,987,712
8.500%	09/14/22	NR	TRY	640	335,148
9.000%	03/08/17	NR	TRY	1,800	963,602
Bonds, TIPS
3.000%	02/23/22	NR	TRY	710	406,179
Romanian Government (Romania),
Bonds
5.900%	07/26/17	NR	RON	1,900	556,260
Russian Federal Bond (Russia),
Bonds
6.200%	01/31/18	Baa1	RUB	56,600	1,677,498
7.000%	01/25/23	Baa1	RUB	72,140	2,119,946
8.150%	02/03/27	Baa1	RUB	6,882	215,113
Russian Federal Bond - OFZ (Russia),
Bonds
7.050%	01/19/28	NR	RUB	2,100	58,961
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
7.500%	03/31/30	Baa1		3,725	4,362,906
Slovenia Government International (Slovenia),
Bonds
5.850%	05/10/23	Ba1		1,290	1,200,290
Thailand Government (Thailand),
Sr. Unsec’d. Notes
3.125%	12/11/15	Baa1	THB	7,790	252,145
3.580%	12/17/27	Baa1	THB	27,910	847,551
3.625%	05/22/15	Baa1	THB	35,330	1,155,043

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
3.650%	12/17/21	Baa1	THB	3,730	$119,799
Turkey Government Bond (Turkey),
Bonds
9.500%	01/12/22	NR	TRY	200	109,919
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1		3,000	2,670,000
Venezuela Government (Venezuela),
Sr. Unsec’d. Notes
12.750%	08/23/22	B2		670	686,750

TOTAL FOREIGN GOVERNMENT BONDS (cost $69,823,098)					63,409,878

MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited
7.550%	04/01/39	A1		3,300	4,416,621

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	A1		2,420	2,282,012
6.630%	02/01/35	A1		1,000	1,050,700

					3,332,712

TOTAL MUNICIPAL BONDS (cost $8,552,697)					7,749,333

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.3%
Fannie Mae REMICS,
Series 2007-33, Class HF
0.543%(c)	04/25/37	NR		1,081	1,084,167
Series 2010-89, Class CF
0.643%(c)	02/25/38	NR		2,192	2,191,179
Series 2010-100, Class FD
0.613%(c)	09/25/40	NR		6,737	6,775,351
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K016, Class A2
2.968%	10/25/21	NR		25,000	24,872,875

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $36,816,319)					34,923,572

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%
Federal Home Loan Banks
2.125%	06/09/23			6,100	5,536,891
Federal Home Loan Mortgage Corp.
3.000%	TBA			14,000	13,645,625
Federal National Mortgage Assoc.
2.500%	01/01/43-03/01/43			6,000	5,583,935
2.500%	TBA			24,000	24,138,749
2.522%	01/25/23			6,300	6,031,621
2.637%	01/25/23			10,300	9,811,492
3.000%	TBA			27,000	26,379,842
3.111%	02/25/23			9,700	9,575,509
3.500%	TBA			93,000	94,409,527

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	TBA	$9,000	$9,084,375
4.000%	02/01/41	992	1,038,850
4.000%	TBA	15,000	15,626,367
5.500%	TBA	24,000	26,051,251
6.000%	TBA	1,000	1,087,500
6.000%	TBA	2,000	2,174,688
6.250%	05/15/29	7,000	9,099,811
Government National Mortgage Assoc.
2.500%	01/20/43-04/20/43	4,986	4,659,558
2.500%	TBA	6,000	5,595,937
3.000%	TBA	18,000	17,800,313

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $292,057,156)			287,331,841

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bonds
3.000%	05/15/42	20,400	18,595,865
3.125%	02/15/42	29,300	27,432,125
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.250%	04/15/14	21,700	24,171,274
U.S. Treasury Notes
0.125%	04/30/15	161,300	160,688,834
0.250%	04/15/16	122,000	120,827,702
1.875%	06/30/20	2,100	2,092,125

TOTAL U.S. TREASURY OBLIGATIONS (cost $361,122,446)			353,807,925

TOTAL LONG-TERM INVESTMENTS (cost $1,945,495,022)			1,861,195,369

		Shares
SHORT-TERM INVESTMENTS — 40.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,084,566,473; includes $117,100,198 of cash collateral for securities on loan)(b)(w)		1,084,566,473	1,084,566,473

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 110.4% (cost $3,030,061,495)			2,945,761,842

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (0.2)%
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc.
2.500%	TBA	$5,000	(4,645,313)

(proceeds received $4,800,469)

Value (Note 2)
TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 110.2% (cost $3,025,261,026)	$2,941,116,529
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (10.2)%	(271,318,049)

NET ASSETS — 100.0%	$2,669,798,480

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ADS	American Depositary Security
ASX	Australian Securities Exchange
BDR	Brazilian Depositary Receipt
CAC	French Stock Market Index
CLO	Collateralized Loan Obligations
CVA	Certificate Van Aandelen (Bearer)
DAX	German Stock Index
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
IBEX	Spanish Exchange Index
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
OMSX30	Sweden Stock Market Index
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits
SDR	Special Drawing Rights
SGX	Singapore Exhange
SPI	Swiss Performance Index
STOXX	Stock Index of Eurozone
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
UTS	Unit Trust Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
CSK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $113,681,086; cash collateral of $117,100,198 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
123	2 Year U.S. Treasury Notes	Sep. 2013	$27,086,857	$27,060,000	$(26,857)
956	5 Year U.S. Treasury Notes	Sep. 2013	117,023,350	115,720,812	(1,302,538)
249	20 Year U.S. Treasury Bonds	Sep. 2013	33,716,826	33,825,094	108,268
90	Amsterdam Index	Jul. 2013	8,217,049	8,078,515	(138,534)
154	ASX SPI 200 Index	Sep. 2013	16,760,607	16,791,793	31,186
526	CAC40 10 Euro	Jul. 2013	26,357,922	25,568,779	(789,143)
55	DAX Index	Sep. 2013	14,701,664	14,258,112	(443,552)
54	Euro STOXX 50	Sep. 2013	1,883,737	1,826,101	(57,636)
563	FTSE 100 Index	Sep. 2013	54,033,945	52,760,913	(1,273,032)
3	FTSE/MIB Index	Sep. 2013	308,489	297,985	(10,504)
41	Hang Seng Index	Jul. 2013	5,252,364	5,478,878	226,514
70	IBEX 35 Index	Jul. 2013	7,358,446	6,987,517	(370,929)
522	OMSX30 Index	Jul. 2013	9,242,757	8,953,498	(289,259)
1,737	Russell 2000 Mini Index	Sep. 2013	167,798,878	169,305,390	1,506,512
3,917	S&P 500 E-Mini	Sep. 2013	316,865,068	313,222,905	(3,642,163)
123	S&P/TSX 60 Index	Sep. 2013	16,392,853	16,205,078	(187,775)
125	SGX MSCI Singapore Index	Jul. 2013	6,753,641	6,970,415	216,774
21	STOXX Europe Small 200 Index	Sep. 2013	254,347	252,707	(1,640)
384	TOPIX Index	Sep. 2013	42,583,802	43,789,474	1,205,672

					(5,238,636)

Short Positions:
498	10 Year U.S. Treasury Notes	Sep. 2013	64,306,973	63,028,125	1,278,848
54	30 Year U.S. Ultra Treasury Bonds	Sep. 2013	7,887,453	7,954,875	(67,422)

					1,211,426

					$(4,027,210)

(1)	Cash of $37,604,689 has been segregated to cover requirement for open futures contracts as of June 30, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/18/13	Deutsche Bank	AUD	3,240	$3,086,657	$2,945,115	$(141,542)
Expiring 09/18/13	Deutsche Bank	AUD	235	221,130	213,611	(7,519)
Expiring 09/18/13	Deutsche Bank	AUD	174	160,766	158,163	(2,603)
Expiring 09/18/13	Deutsche Bank	AUD	90	82,382	81,809	(573)
Expiring 09/18/13	Morgan Stanley	AUD	13,640	12,710,980	12,398,573	(312,407)
Expiring 09/18/13	Westminster Research Associates LLC	AUD	456	428,628	414,498	(14,130)
Expiring 09/18/13	Westminster Research Associates LLC	AUD	234	219,934	212,703	(7,231)
Expiring 09/18/13	Westminster Research Associates LLC	AUD	12	11,843	11,301	(542)
Brazilian Real,
Expiring 07/08/13	UBS Securities	BRL	945	448,000	422,332	(25,668)
Expiring 07/17/13	Hong Kong & Shanghai Bank	BRL	1,438	667,000	641,617	(25,383)
Expiring 07/17/13	Royal Bank of Canada	BRL	21,959	10,860,000	9,797,435	(1,062,565)
Expiring 07/18/13	Hong Kong & Shanghai Bank	BRL	1,472	688,000	656,716	(31,284)
British Pound,
Expiring 09/18/13	Deutsche Bank	GBP	5,475	8,580,388	8,322,654	(257,734)
Expiring 09/18/13	Deutsche Bank	GBP	380	576,346	577,645	1,299
Expiring 09/18/13	Morgan Stanley	GBP	22,950	35,815,317	34,886,744	(928,573)
Canadian Dollar,
Expiring 09/18/13	Deutsche Bank	CAD	4,160	4,082,554	3,947,486	(135,068)
Expiring 09/18/13	Deutsche Bank	CAD	70	66,354	66,424	70
Expiring 09/18/13	Morgan Stanley	CAD	16,990	16,631,182	16,122,062	(509,120)
Chilean Peso,
Expiring 07/17/13	Deutsche Bank	CLP	10,351	20,507	20,303	(204)
Expiring 07/17/13	Hong Kong & Shanghai Bank	CLP	294,988	593,000	578,615	(14,385)
Expiring 07/19/13	JPMorgan Chase	CLP	83,619	163,000	163,958	958
Chinese Yuan,
Expiring 08/22/13	Citigroup Global Markets	CNY	27,887	4,486,000	4,522,636	36,636
Colombian Peso,
Expiring 07/17/13	Deutsche Bank	COP	409,164	213,998	212,482	(1,516)
Expiring 07/17/13	Hong Kong & Shanghai Bank	COP	877,500	450,000	455,692	5,692
Expiring 07/17/13	Royal Bank of Canada	COP	1,237,545	675,000	642,666	(32,334)
Czech Koruna,
Expiring 09/18/13	BNP Paribas	CSK	6,571	333,132	328,940	(4,192)
Danish Krone,
Expiring 09/18/13	Deutsche Bank	DKK	2,590	462,277	452,406	(9,871)
Expiring 09/18/13	Deutsche Bank	DKK	300	52,282	52,403	121
Expiring 09/18/13	Morgan Stanley	DKK	10,280	1,835,028	1,795,650	(39,378)
Euro,
Expiring 09/18/13	BNP Paribas	EUR	124	162,445	161,464	(981)
Expiring 09/18/13	Citigroup Global Markets	EUR	126	164,166	164,068	(98)
Expiring 09/18/13	Citigroup Global Markets	EUR	123	161,636	160,162	(1,474)
Expiring 09/18/13	Deutsche Bank	EUR	8,770	11,669,565	11,419,681	(249,884)
Expiring 09/18/13	Deutsche Bank	EUR	980	1,274,292	1,276,087	1,795
Expiring 09/18/13	Deutsche Bank	EUR	346	461,972	450,537	(11,435)
Expiring 09/18/13	Deutsche Bank	EUR	129	172,925	167,975	(4,950)
Expiring 09/18/13	Deutsche Bank	EUR	126	163,951	164,069	118
Expiring 09/18/13	Deutsche Bank	EUR	124	163,305	161,464	(1,841)
Expiring 09/18/13	JPMorgan Chase	EUR	334	441,516	434,911	(6,605)
Expiring 09/18/13	JPMorgan Chase	EUR	323	430,798	420,588	(10,210)
Expiring 09/18/13	JPMorgan Chase	EUR	128	169,206	166,673	(2,533)
Expiring 09/18/13	Morgan Stanley	EUR	34,750	46,225,148	45,249,022	(976,126)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	EUR	383	498,009	498,717	708
Expiring 09/18/13	State Street Bank	EUR	128	168,719	166,672	(2,047)
Expiring 09/18/13	State Street Bank	EUR	128	168,719	166,672	(2,047)

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (continued)
Expiring 09/18/13	State Street Bank	EUR	124	$162,798	$161,464	$(1,334)
Hong Kong Dollar,
Expiring 09/18/13	Deutsche Bank	HKD	8,230	1,060,409	1,061,449	1,040
Expiring 09/18/13	Deutsche Bank	HKD	690	88,959	88,991	32
Expiring 09/18/13	Morgan Stanley	HKD	37,980	4,893,933	4,898,400	4,467
Hungarian Forint,
Expiring 09/18/13	BNP Paribas	HUF	32,515	142,024	142,313	289
Expiring 09/18/13	BNP Paribas	HUF	23,851	104,000	104,391	391
Expiring 09/18/13	Deutsche Bank	HUF	270,650	1,192,081	1,184,593	(7,488)
Indian Rupee,
Expiring 07/12/13	JPMorgan Chase	INR	12,990	221,000	218,036	(2,964)
Indonesia Rupiah,
Expiring 07/17/13	Citigroup Global Markets	IDR	12,938,940	1,323,000	1,301,098	(21,902)
Expiring 07/17/13	Citigroup Global Markets	IDR	644,176	65,605	64,776	(829)
Expiring 07/17/13	Royal Bank of Scotland Group PLC	IDR	2,549,260	259,652	256,346	(3,306)
Expiring 09/18/13	Hong Kong & Shanghai Bank	IDR	3,276,285	322,469	326,509	4,040
Israeli Shekel,
Expiring 09/18/13	Bank of America	ILS	471	130,000	129,142	(858)
Expiring 09/18/13	Citigroup Global Markets	ILS	640	177,309	175,584	(1,725)
Expiring 09/18/13	Deutsche Bank	ILS	720	198,446	197,567	(879)
Expiring 09/18/13	Morgan Stanley	ILS	2,960	810,879	812,217	1,338
Japanese Yen,
Expiring 09/18/13	Deutsche Bank	JPY	723,000	7,677,507	7,292,662	(384,845)
Expiring 09/18/13	Deutsche Bank	JPY	21,683	221,000	218,711	(2,289)
Expiring 09/18/13	Deutsche Bank	JPY	16,484	166,000	166,265	265
Expiring 09/18/13	JPMorgan Chase	JPY	24,678	249,000	248,913	(87)
Expiring 09/18/13	JPMorgan Chase	JPY	21,397	221,000	215,824	(5,176)
Expiring 09/18/13	Morgan Stanley	JPY	3,523,000	36,452,696	35,535,333	(917,363)
Expiring 09/18/13	State Street Bank	JPY	16,491	169,000	166,336	(2,664)
Malaysian Ringgit,
Expiring 07/05/13	Citigroup Global Markets	MYR	1,550	499,384	490,367	(9,017)
Expiring 07/05/13	Citigroup Global Markets	MYR	1,444	465,338	456,936	(8,402)
Expiring 07/08/13	Citigroup Global Markets	MYR	4,337	1,403,787	1,371,709	(32,078)
Expiring 07/08/13	Deutsche Bank	MYR	1,649	534,000	521,544	(12,456)
Expiring 07/12/13	BNP Paribas	MYR	3,126	1,003,531	988,411	(15,120)
Expiring 07/12/13	BNP Paribas	MYR	727	229,000	229,981	981
Expiring 07/17/13	Citigroup Global Markets	MYR	3,902	1,279,000	1,233,409	(45,591)
Expiring 07/17/13	Citigroup Global Markets	MYR	1,317	424,140	416,395	(7,745)
Expiring 07/17/13	Citigroup Global Markets	MYR	801	264,736	253,249	(11,487)
Mexican Peso,
Expiring 09/18/13	Deutsche Bank	MXN	19,859	1,545,303	1,521,234	(24,069)
Expiring 09/18/13	Deutsche Bank	MXN	5,986	470,000	458,503	(11,497)
Expiring 09/18/13	Deutsche Bank	MXN	950	70,576	72,769	2,193
Expiring 09/18/13	JPMorgan Chase	MXN	5,540	431,000	424,353	(6,647)
Expiring 09/18/13	Royal Bank of Canada	MXN	10,456	817,099	800,992	(16,107)
Expiring 09/18/13	State Street Bank	MXN	2,593	193,283	198,610	5,327
Expiring 09/18/13	State Street Bank	MXN	2,168	163,000	166,105	3,105
Expiring 09/18/13	State Street Bank	MXN	2,162	162,000	165,643	3,643
New Taiwanese Dollar,
Expiring 07/17/13	UBS Securities	TWD	92,964	3,154,000	3,102,262	(51,738)
New Zealand Dollar,
Expiring 09/18/13	Deutsche Bank	NZD	70	55,771	53,925	(1,846)
Expiring 09/18/13	Morgan Stanley	NZD	230	178,966	177,181	(1,785)
Norwegian Krone,
Expiring 09/18/13	Deutsche Bank	NOK	1,850	319,424	303,651	(15,773)
Expiring 09/18/13	Deutsche Bank	NOK	200	32,754	32,827	73
Expiring 09/18/13	Morgan Stanley	NOK	8,000	1,378,438	1,313,085	(65,353)

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Philippine Peso,
Expiring 07/11/13	Deutsche Bank	PHP	51,113	$1,167,221	$1,182,943	$15,722
Expiring 07/17/13	UBS Securities	PHP	85,819	2,085,000	1,986,003	(98,997)
Expiring 07/26/13	Citigroup Global Markets	PHP	14,078	324,000	325,755	1,755
Polish Zloty,
Expiring 09/18/13	BNP Paribas	PLN	3,188	998,560	954,676	(43,884)
Expiring 09/18/13	BNP Paribas	PLN	535	162,000	160,197	(1,803)
Expiring 09/18/13	State Street Bank	PLN	5,541	1,694,768	1,659,158	(35,610)
Russian Ruble,
Expiring 07/08/13	Citigroup Global Markets	RUB	28,952	898,000	879,567	(18,433)
Expiring 07/11/13	Bank of America	RUB	3,574	108,915	108,524	(391)
Expiring 07/11/13	Citigroup Global Markets	RUB	6,146	191,140	186,620	(4,520)
Expiring 07/11/13	Deutsche Bank	RUB	3,358	102,751	101,972	(779)
Expiring 07/15/13	Deutsche Bank	RUB	16,606	514,187	503,829	(10,358)
Expiring 07/15/13	UBS Securities	RUB	13,983	431,000	424,252	(6,748)
Expiring 07/17/13	Bank of America	RUB	9,268	282,094	281,097	(997)
Expiring 07/17/13	Deutsche Bank	RUB	9,346	292,522	283,463	(9,059)
Expiring 07/17/13	Deutsche Bank	RUB	2,823	85,384	85,614	230
Expiring 07/17/13	JPMorgan Chase	RUB	8,082	250,178	245,124	(5,054)
Expiring 07/17/13	JPMorgan Chase	RUB	1,479	45,684	44,845	(839)
Expiring 07/17/13	Royal Bank of Canada	RUB	7,402	229,312	224,506	(4,806)
Expiring 07/19/13	Citigroup Global Markets	RUB	5,376	163,000	162,985	(15)
Expiring 07/22/13	UBS Securities	RUB	5,366	163,000	162,586	(414)
Expiring 07/25/13	JPMorgan Chase	RUB	16,001	486,000	484,596	(1,404)
Expiring 07/25/13	Royal Bank of Scotland Group PLC	RUB	2,434	73,697	73,698	1
Singapore Dollar,
Expiring 09/18/13	Deutsche Bank	SGD	730	583,777	576,031	(7,746)
Expiring 09/18/13	Deutsche Bank	SGD	40	31,538	31,563	25
Expiring 09/18/13	Hong Kong & Shanghai Bank	SGD	206	162,000	162,649	649
Expiring 09/18/13	JPMorgan Chase	SGD	548	441,000	432,765	(8,235)
Expiring 09/18/13	JPMorgan Chase	SGD	540	431,000	426,224	(4,776)
Expiring 09/18/13	Morgan Stanley	SGD	3,350	2,663,031	2,643,428	(19,603)
Expiring 09/18/13	State Street Bank	SGD	208	163,000	164,308	1,308
Expiring 09/18/13	Westminster Research Associates LLC	SGD	258	206,041	203,759	(2,282)
Expiring 09/18/13	Westminster Research Associates LLC	SGD	218	173,000	171,830	(1,170)
South African Rand,
Expiring 09/18/13	BNP Paribas	ZAR	1,633	162,000	163,257	1,257
Expiring 09/18/13	BNP Paribas	ZAR	1,032	98,257	103,127	4,870
Expiring 09/18/13	Deutsche Bank	ZAR	55,656	5,466,385	5,562,624	96,239
Expiring 09/18/13	Deutsche Bank	ZAR	2,192	216,000	219,114	3,114
Expiring 09/18/13	Royal Bank of Canada	ZAR	18,597	1,858,360	1,858,722	362
Expiring 09/18/13	Royal Bank of Canada	ZAR	3,390	334,310	338,779	4,469
South Korean Won,
Expiring 07/05/13	Deutsche Bank	KRW	930,988	824,000	814,882	(9,118)
Expiring 07/15/13	Citigroup Global Markets	KRW	244,404	216,000	213,808	(2,192)
Expiring 08/01/13	JPMorgan Chase	KRW	344,400	300,000	301,019	1,019
Swedish Krona,
Expiring 09/18/13	Deutsche Bank	SEK	8,775	1,342,768	1,306,065	(36,703)
Expiring 09/18/13	Deutsche Bank	SEK	825	122,232	122,792	560
Expiring 09/18/13	Morgan Stanley	SEK	33,375	5,057,427	4,967,515	(89,912)
Swiss Franc,
Expiring 09/18/13	Deutsche Bank	CHF	3,250	3,521,691	3,443,318	(78,373)
Expiring 09/18/13	Deutsche Bank	CHF	530	560,165	561,526	1,361
Expiring 09/18/13	Morgan Stanley	CHF	13,700	14,857,600	14,514,910	(342,690)
Expiring 09/18/13	UBS Securities	CHF	205	221,000	216,802	(4,198)
Thai Baht,
Expiring 09/25/13	Deutsche Bank	THB	29,800	958,662	956,355	(2,307)

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Turkish Lira,
Expiring 09/18/13	Deutsche Bank	TRY	3,072	$1,632,395	$1,572,059	$(60,336)
Expiring 09/18/13	JPMorgan Chase	TRY	922	470,000	472,064	2,064
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	1,646	862,000	842,267	(19,733)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	426	221,000	218,058	(2,942)
Expiring 09/18/13	UBS Securities	TRY	933	490,157	477,684	(12,473)

				$293,896,563	$286,632,776	$(7,263,787)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/18/13	Citigroup Global Markets	AUD	257	$242,835	$233,609	$9,226
Expiring 09/18/13	Citigroup Global Markets	AUD	226	214,092	205,431	8,661
Expiring 09/18/13	Deutsche Bank	AUD	114	107,220	103,624	3,596
Expiring 09/18/13	Deutsche Bank	AUD	109	103,250	99,473	3,777
Expiring 09/18/13	Societe Generale	AUD	680	625,906	618,111	7,795
Expiring 09/18/13	Westminster Research Associates LLC	AUD	268	244,443	243,608	835
Expiring 09/18/13	Westminster Research Associates LLC	AUD	231	220,894	209,976	10,918
Expiring 09/18/13	Westminster Research Associates LLC	AUD	87	80,251	79,082	1,169
Brazilian Real,
Expiring 07/08/13	Deutsche Bank	BRL	945	439,442	422,332	17,110
Expiring 07/10/13	Citigroup Global Markets	BRL	15,633	6,901,850	6,986,273	(84,423)
Expiring 07/10/13	JPMorgan Chase	BRL	682	327,138	304,787	22,351
Expiring 07/10/13	Royal Bank of Canada	BRL	938	444,000	419,132	24,868
Expiring 07/12/13	Royal Bank of Canada	BRL	2,067	961,000	923,234	37,766
Expiring 07/12/13	UBS Securities	BRL	477	221,000	213,085	7,915
Expiring 07/17/13	BNP Paribas	BRL	480	216,000	214,391	1,609
Expiring 07/17/13	Royal Bank of Canada	BRL	840	390,263	374,976	15,287
Expiring 07/17/13	Royal Bank of Canada	BRL	790	374,000	352,370	21,630
Expiring 07/18/13	Royal Bank of Canada	BRL	379	173,000	169,133	3,867
Expiring 07/18/13	UBS Securities	BRL	378	173,000	168,421	4,579
Expiring 07/24/13	UBS Securities	BRL	1,291	564,000	575,090	(11,090)
Expiring 08/02/13	JPMorgan Chase	BRL	371	166,000	165,076	924
British Pound,
Expiring 08/08/13	JPMorgan Chase	GBP	269	415,732	408,671	7,061
Expiring 09/18/13	Societe Generale	GBP	2,080	3,204,864	3,161,848	43,016
Canadian Dollar,
Expiring 07/23/13	UBS Securities	CAD	164	160,754	155,394	5,360
Expiring 09/18/13	Societe Generale	CAD	1,070	1,016,038	1,015,339	699
Chilean Peso,
Expiring 07/12/13	Bank of America	CLP	55,957	110,000	109,859	141
Expiring 07/17/13	Citigroup Global Markets	CLP	577,297	1,167,553	1,132,360	35,193
Expiring 07/19/13	JPMorgan Chase	CLP	86,365	174,000	169,342	4,658
Expiring 07/19/13	JPMorgan Chase	CLP	43,720	87,000	85,725	1,275
Expiring 07/24/13	Deutsche Bank	CLP	86,993	169,000	170,418	(1,418)
Expiring 08/02/13	JPMorgan Chase	CLP	169,735	332,000	332,011	(11)
Chinese Yuan,
Expiring 07/08/13	Deutsche Bank	CNY	6,275	1,015,000	1,021,372	(6,372)
Expiring 07/08/13	Hong Kong & Shanghai Bank	CNY	8,201	1,323,000	1,334,965	(11,965)
Expiring 07/12/13	Hong Kong & Shanghai Bank	CNY	6,275	1,015,000	1,021,047	(6,047)
Expiring 08/22/13	Hong Kong & Shanghai Bank	CNY	5,370	867,000	870,800	(3,800)
Expiring 08/22/13	Hong Kong & Shanghai Bank	CNY	1,510	244,000	244,865	(865)

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (continued),
Expiring 09/18/13	Deutsche Bank	CNY	2,139	$346,000	$346,118	$(118)
Expiring 09/18/13	Hong Kong & Shanghai Bank	CNY	2,100	339,000	339,900	(900)
Colombian Peso,
Expiring 07/17/13	Bank of America	COP	1,288,878	678,000	669,323	8,677
Expiring 07/17/13	Bank of America	COP	564,249	291,000	293,018	(2,018)
Expiring 07/17/13	JPMorgan Chase	COP	420,271	218,000	218,250	(250)
Expiring 07/17/13	Royal Bank of Canada	COP	1,271,928	672,000	660,521	11,479
Danish Krone,
Expiring 09/18/13	Societe Generale	DKK	1,120	196,533	195,635	898
Euro,
Expiring 08/07/13	JPMorgan Chase	EUR	1,317	1,717,691	1,715,055	2,636
Expiring 09/18/13	Bank of America	EUR	259	345,892	337,252	8,640
Expiring 09/18/13	BNP Paribas	EUR	543	724,559	707,596	16,963
Expiring 09/18/13	Citigroup Global Markets	EUR	256	339,874	333,345	6,529
Expiring 09/18/13	Deutsche Bank	EUR	774	1,032,041	1,007,657	24,384
Expiring 09/18/13	Deutsche Bank	EUR	129	172,807	167,975	4,832
Expiring 09/18/13	Societe Generale	EUR	3,630	4,747,931	4,726,732	21,199
Hong Kong Dollar,
Expiring 09/18/13	Societe Generale	HKD	3,140	404,869	404,976	(107)
Hungarian Forint,
Expiring 09/18/13	Bank of America	HUF	38,735	168,719	169,535	(816)
Expiring 09/18/13	Deutsche Bank	HUF	95,311	418,000	417,162	838
Expiring 09/18/13	Deutsche Bank	HUF	34,266	151,352	149,977	1,375
Expiring 09/18/13	Royal Bank of Scotland Group PLC	HUF	191,833	862,870	839,624	23,246
Indian Rupee,
Expiring 07/12/13	UBS Securities	INR	12,842	221,000	215,551	5,449
Indonesia Rupiah,
Expiring 07/17/13	Bank of America	IDR	10,748,077	1,101,802	1,080,792	21,010
Expiring 07/17/13	Deutsche Bank	IDR	6,946,020	684,000	698,469	(14,469)
Israeli Shekel,
Expiring 09/18/13	Citigroup Global Markets	ILS	493	135,200	135,243	(43)
Expiring 09/18/13	Deutsche Bank	ILS	618	169,500	169,484	16
Expiring 09/18/13	Societe Generale	ILS	240	66,366	65,855	511
Japanese Yen,
Expiring 09/18/13	Citigroup Global Markets	JPY	16,442	169,000	165,840	3,160
Expiring 09/18/13	Deutsche Bank	JPY	98,000	986,899	988,493	(1,594)
Expiring 09/18/13	JPMorgan Chase	JPY	32,214	328,000	324,934	3,066
Expiring 09/18/13	JPMorgan Chase	JPY	16,135	164,000	162,748	1,252
Expiring 09/18/13	Societe Generale	JPY	161,000	1,645,207	1,623,953	21,254
Expiring 09/18/13	State Street Bank	JPY	21,478	221,000	216,645	4,355
Expiring 09/18/13	Westminster Research Associates LLC	JPY	29,540	311,245	297,963	13,282
Malaysian Ringgit,
Expiring 07/12/13	Bank of America	MYR	1,663	530,000	525,963	4,037
Expiring 07/12/13	Citigroup Global Markets	MYR	1,398	442,000	442,008	(8)
Expiring 07/12/13	Royal Bank of Scotland Group PLC	MYR	1,416	452,000	447,620	4,380
Expiring 07/17/13	Citigroup Global Markets	MYR	761	245,000	240,565	4,435
Expiring 07/17/13	Royal Bank of Canada	MYR	2,498	804,000	789,699	14,301
Mexican Peso,
Expiring 09/18/13	Deutsche Bank	MXN	6,951	526,613	532,467	(5,854)
Expiring 09/18/13	Deutsche Bank	MXN	4,480	348,000	343,179	4,821
Expiring 09/18/13	Deutsche Bank	MXN	1,330	100,191	101,858	(1,667)
Expiring 09/18/13	Deutsche Bank	MXN	840	64,089	64,384	(295)
Expiring 09/18/13	JPMorgan Chase	MXN	4,831	361,640	370,088	(8,448)
Expiring 09/18/13	JPMorgan Chase	MXN	2,866	221,000	219,564	1,436
Expiring 09/18/13	State Street Bank	MXN	8,730	663,000	668,783	(5,783)

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (continued),
Expiring 09/18/13	State Street Bank	MXN	4,456	$348,000	$341,333	$6,667
Expiring 09/18/13	State Street Bank	MXN	2,169	164,986	166,152	(1,166)
Expiring 09/18/13	State Street Bank	MXN	2,155	164,000	165,111	(1,111)
New Taiwanese Dollar,
Expiring 07/17/13	UBS Securities	TWD	92,964	3,133,324	3,102,262	31,062
New Zealand Dollar,
Expiring 09/18/13	Societe Generale	NZD	10	7,685	7,704	(19)
Norwegian Krone,
Expiring 09/18/13	Societe Generale	NOK	500	81,857	82,068	(211)
Peruvian New Sol,
Expiring 07/24/13	Bank of America	PEN	324	116,000	116,037	(37)
Philippine Peso,
Expiring 07/11/13	Citigroup Global Markets	PHP	23,727	552,759	549,138	3,621
Expiring 07/11/13	Citigroup Global Markets	PHP	10,421	241,440	241,172	268
Expiring 07/11/13	Citigroup Global Markets	PHP	7,484	173,000	173,208	(208)
Expiring 07/11/13	Westminster Research Associates LLC	PHP	9,481	221,000	219,425	1,575
Expiring 07/23/13	Citigroup Global Markets	PHP	7,431	170,000	171,957	(1,957)
Expiring 07/23/13	Deutsche Bank	PHP	51,113	1,166,688	1,182,740	(16,052)
Expiring 07/23/13	Deutsche Bank	PHP	31,955	753,664	739,443	14,221
Polish Zloty,
Expiring 09/18/13	Bank of America	PLN	1,095	327,000	327,792	(792)
Expiring 09/18/13	Bank of America	PLN	556	169,000	166,567	2,433
Expiring 09/18/13	BNP Paribas	PLN	1,543	463,647	461,859	1,788
Expiring 09/18/13	BNP Paribas	PLN	951	284,509	284,860	(351)
Expiring 09/18/13	BNP Paribas	PLN	811	253,863	242,706	11,157
Expiring 09/18/13	Deutsche Bank	PLN	555	166,000	166,055	(55)
Expiring 09/18/13	Royal Bank of Canada	PLN	4,659	1,447,000	1,394,955	52,045
Expiring 09/18/13	Royal Bank of Canada	PLN	189	56,122	56,499	(377)
Expiring 09/18/13	State Street Bank	PLN	557	168,719	166,787	1,932
Russian Ruble,
Expiring 07/08/13	UBS Securities	RUB	28,748	888,000	873,360	14,640
Expiring 07/11/13	Citigroup Global Markets	RUB	14,369	442,000	436,299	5,701
Expiring 07/17/13	UBS Securities	RUB	20,109	640,000	609,893	30,107
Expiring 07/19/13	Citigroup Global Markets	RUB	5,582	173,000	169,233	3,767
Expiring 07/19/13	Royal Bank of Scotland Group PLC	RUB	5,326	162,008	161,477	531
Expiring 07/22/13	Deutsche Bank	RUB	5,563	169,000	168,558	442
Expiring 07/25/13	Citigroup Global Markets	RUB	5,394	163,000	163,349	(349)
Expiring 08/01/13	UBS Securities	RUB	5,488	166,000	165,986	14
Singapore Dollar,
Expiring 09/18/13	Societe Generale	SGD	260	204,742	205,161	(419)
Expiring 09/18/13	Westminster Research Associates LLC	SGD	2,215	1,774,555	1,747,819	26,736
South African Rand,
Expiring 07/01/13	Deutsche Bank	ZAR	1,231	122,362	124,492	(2,130)
Expiring 09/18/13	BNP Paribas	ZAR	4,601	456,569	459,898	(3,329)
Expiring 09/18/13	BNP Paribas	ZAR	1,671	163,000	167,039	(4,039)
Expiring 09/18/13	BNP Paribas	ZAR	1,326	130,635	132,576	(1,941)
Expiring 09/18/13	Deutsche Bank	ZAR	1,851	182,600	185,030	(2,430)
Expiring 09/18/13	Deutsche Bank	ZAR	1,130	110,754	112,892	(2,138)
Expiring 09/18/13	JPMorgan Chase	ZAR	1,013	98,257	101,210	(2,953)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	ZAR	16,812	1,671,013	1,680,341	(9,328)
Expiring 09/18/13	UBS Securities	ZAR	1,699	169,670	169,809	(139)
South Korean Won,
Expiring 07/05/13	Deutsche Bank	KRW	280,518	250,027	245,534	4,493
Expiring 07/05/13	Royal Bank of Canada	KRW	289,676	259,955	253,549	6,406

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won (continued),
Expiring 07/05/13	Westminster Research Associates LLC	KRW	250,790	$224,000	$219,514	$4,486
Expiring 07/12/13	Citigroup Global Markets	KRW	499,637	442,000	437,161	4,839
Expiring 07/17/13	Deutsche Bank	KRW	62,905	54,000	55,024	(1,024)
Swedish Krona,
Expiring 09/18/13	Societe Generale	SEK	3,600	534,743	535,821	(1,078)
Swiss Franc,
Expiring 07/10/13	Citigroup Global Markets	CHF	320	342,506	339,068	3,438
Expiring 07/10/13	JPMorgan Chase	CHF	252	268,048	267,138	910
Expiring 07/10/13	JPMorgan Chase	CHF	165	174,524	174,351	173
Expiring 09/18/13	Royal Bank of Scotland Group PLC	CHF	468	500,615	495,838	4,777
Expiring 09/18/13	Royal Bank of Scotland Group PLC	CHF	348	372,371	368,818	3,553
Expiring 09/18/13	Societe Generale	CHF	1,330	1,417,502	1,409,111	8,391
Turkish Lira,
Expiring 09/18/13	BNP Paribas	TRY	690	364,244	353,242	11,002
Expiring 09/18/13	BNP Paribas	TRY	637	332,234	326,220	6,014
Expiring 09/18/13	BNP Paribas	TRY	582	299,027	297,991	1,036
Expiring 09/18/13	BNP Paribas	TRY	220	113,040	112,645	395
Expiring 09/18/13	Deutsche Bank	TRY	43	22,679	21,813	866
Expiring 09/18/13	Hong Kong & Shanghai Bank	TRY	192	98,649	98,421	228
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	3,239	1,711,888	1,657,813	54,075
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	426	221,000	218,186	2,814
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	332	169,000	169,919	(919)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	322	163,000	164,793	(1,793)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	320	163,000	163,986	(986)
Expiring 09/18/13	Royal Bank of Scotland Group PLC	TRY	96	48,986	48,910	76

				$76,342,881	$75,702,147	$640,734

Cross currency exchange contracts outstanding at June 30, 2013:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
09/18/13	Buy	EUR	128	CSK	3,324	$280	Bank of America
09/18/13	Buy	EUR	126	CSK	3,283	(265)	BNP Paribas
09/18/13	Buy	EUR	678	CSK	17,452	8,680	State Street Bank
09/18/13	Buy	HUF	48,523	EUR	162	1,433	Bank of America
09/18/13	Buy	HUF	37,719	EUR	127	(280)	BNP Paribas
09/18/13	Buy	HUF	37,607	EUR	124	3,137	Deutsche Bank
09/18/13	Buy	HUF	73,634	EUR	246	1,961	Deutsche Bank
09/18/13	Buy	HUF	50,820	EUR	169	2,371	Hong Kong & Shanghai Bank
09/18/13	Buy	PLN	544	EUR	124	1,369	Bank of America
09/18/13	Buy	PLN	1,386	EUR	324	(6,912)	Deutsche Bank
09/18/13	Buy	PLN	1,396	EUR	325	(5,187)	Deutsche Bank
09/18/13	Buy	PLN	1,425	EUR	334	(8,319)	Deutsche Bank

						$(1,732)

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
3,570	01/02/15	0.000%	Brazilian Interbank Deposit Rate Over(2)	$(38,808)	$—	$(38,808)	Citigroup, Inc.
770	01/04/16	0.000%	Brazilian Interbank Deposit Rate Over(2)	(10,960)	—	(10,960)	Deutsche Bank AG
2,000	01/02/17	0.000%	Brazilian Interbank Deposit Rate Over(2)	(19,203)	(80)	(19,123)	Barclays Bank PLC
1,670	01/02/17	0.000%	Brazilian Interbank Deposit Rate Over(2)	(5,848)	—	(5,848)	Deutsche Bank AG
52,000	05/14/18	1.040%	90 day Taiwan Seconday Commercial Papers(1)	9,640	—	9,640	JPMorgan Chase & Co.
3,400	06/07/18	7.100%	3 month South African Johannesburg Interbank Agreed Rate(2)	(71)	—	(71)	Deutsche Bank AG
1,375	06/07/18	7.110%	3 month South African Johannesburg Interbank Agreed Rate(2)	31	—	31	Deutsche Bank AG
50,000	04/30/20	6.000%	3 month South African Johannesburg Interbank Agreed Rate(2)	(439,509)	—	(439,509)	Morgan Stanley
3,930	05/30/20	6.620%	3 month South African Johannesburg Interbank Agreed Rate(2)	(21,462)	—	(21,462)	Citigroup, Inc.
8,359,900	05/14/23	3.050%	3 month Certificate of Deposit(1)	146,296	—	146,296	Barclays Bank PLC
2,580	05/26/23	6.163%	28 day Mexican Interbank rate(2)	(7,122)	—	(7,122)	Barclays Bank PLC
1,730	05/29/23	7.150%	3 month South African Johannesburg Interbank Agreed Rate(2)	(10,301)	—	(10,301)	Barclays Bank PLC
1,600	05/29/23	7.160%	3 month South African Johannesburg Interbank Agreed Rate(2)	(9,409)	—	(9,409)	Citigroup, Inc.
1,550	05/29/23	7.170%	3 month South African Johannesburg Interbank Agreed Rate(2)	(9,046)	—	(9,046)	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$ 234,130	05/30/23	2.995%	3 month Certificate of Deposit(1)	$4,751	$—	$4,751	Barclays Bank PLC
117,560	05/30/23	3.000%	3 month Certificate of Deposit(1)	2,347	—	2,347	Deutsche Bank AG
3,600	06/01/23	6.255%	28 day Mexican Interbank rate(2)	(7,992)	—	(7,992)	Deutsche Bank AG
1,760	06/01/23	6.230%	28 day Mexican Interbank rate(2)	(4,187)	—	(4,187)	Citigroup, Inc.
35,010	06/12/23	5.330%	Camara Interbank rate(1)	1,019	—	1,019	Deutsche Bank AG
364,010	06/19/23	3.185%	3 month Certificate of Deposit(1)	2,380	—	2,380	Barclays Bank PLC
28,000	04/13/28	5.630%	28 day Mexican Interbank rate(2)	(317,368)	—	(317,368)	JPMorgan Chase & Co.

				$(734,822)	$(80)	$(734,742)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
$ 116,575	06/20/18	1.000%	CDX.NA.IG.20.V1(1)	$(931,054)	$(729,008)	$202,046
52,700	12/18/28	2.500%	3 Month LIBOR(1)	5,430,391	5,027,332	(403,059)

				$4,499,337	$4,298,324	$(201,013)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$312,100,479	$368,671,362	$78,943
Exchange Traded Funds	8,714,002	—	—
Preferred Stocks	4,859,461	3,274,645	—
Unaffiliated Mutual Funds	191,392	427,884	—
Rights	4,811	715	—
Asset-Backed Securities	—	10,859,374	—
Commercial Mortgage-Backed Security	—	9,475,310	—
Convertible Bonds	—	747,875	—
Corporate Bonds	—	386,441,136	8,125,431
Foreign Government Bonds	—	62,328,788	1,081,090
Municipal Bonds	—	7,749,333	—
Residential Mortgage-Backed Securities	—	34,923,572	—
U.S. Government Agency Obligations	—	287,331,841	—
U.S. Treasury Obligations	—	353,807,925	—
Affiliated Money Market Mutual Fund	1,084,566,473	—	—
Short Sales – U.S. Government Agency Obligation	—	(4,645,313)	—
Other Financial Instruments*
Financial Futures Contracts	(4,027,210)	—	—
Foreign Forward Currency Contracts	—	(6,624,785)	—
Interest Rate Swaps	(201,013)	(734,742)	—

Total	$1,406,208,395	$1,514,034,920	$9,285,464

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (4.4% represents
investments purchased with collateral from securities onloan)	40.7%
U.S. Treasury Obligations	13.2
U.S. Government Agency Obligations	10.8
Commercial Banks	4.5
Oil, Gas & Consumable Fuels	4.3
Telecommunications	2.6
Foreign Government Bonds	2.4
Pharmaceuticals	2.3
Real Estate Investment Trusts	1.7
Retail & Merchandising	1.7
Foods	1.6
Electric	1.5
Insurance	1.5
Residential Mortgage-Backed Securities	1.3
Media	1.2
Diversified Financial Services	1.1
Chemicals	1.0
Beverages	1.0
Computers & Peripherals	1.0
Transportation	0.8
Software	0.8
Metals & Mining	0.8
Pipelines	0.7
Commercial Services & Supplies	0.7
Auto Manufacturers	0.6
Real Estate	0.6
Miscellaneous Manufacturing	0.5
Semiconductors & Semiconductor Equipment	0.5
Healthcare Providers & Services	0.5
Distribution/Wholesale	0.5
Internet Software & Services	0.4
Farming & Agriculture	0.4
Asset-Backed Securities	0.4

Computer Services & Software	0.4%
Commercial Mortgage-Backed Securities	0.4
Aerospace & Defense	0.3
Cosmetics/Personal Care	0.3
Electronic Components & Equipment	0.3
Healthcare Products	0.3
Household Products/Wares	0.3
Entertainment & Leisure	0.3
Construction & Engineering	0.3
Exchange Traded Funds	0.3
Home Builders	0.3
Machinery & Equipment	0.3
Municipal Bonds	0.3
Building Materials	0.3
Hotels, Restaurants & Leisure	0.3
Holding Companies - Diversified	0.3
Auto Parts & Equipment	0.2
Biotechnology	0.2
Textiles, Apparel & Luxury Goods	0.2
Containers & Packaging	0.2
Advertising	0.2
Electrical Equipment	0.1
Airlines	0.1
Home Furnishings	0.1
Environmental Control	0.1
Paper & Forest Products	0.1
Investment Companies	0.1
Water	0.1
Storage/Warehousing	0.1
U.S. Government Agency Obligation	(0.2)

110.2
Liabilities in excess of other assets	(10.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker — variation margin	$1,589,162	*	Due from broker — variation margin	$1,799,876	*
Interest rate contracts	Unrealized appreciation on swap agreements	166,464		Unrealized depreciation on swap agreements	901,206
Interest rate contracts	—	—		Premiums received for swap agreements	80
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,095,244		Unrealized depreciation on foreign currency forward contracts	7,720,029
Equity contracts	Due from broker — variation margin	3,186,658	*	Due from broker — variation margin	7,204,167	*
Equity contracts	Unaffiliated investments	5,526		—	—

Total		$6,043,054			$17,625,358

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-trade swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$4,137,055	$(227,483)	$—	$3,909,572
Foreign exchange contracts	—	—	—	(1,614,644)	(1,614,644)
Credit contracts	—	—	348,025	—	348,025
Equity contracts	(20,678)	408,449	—	—	387,771

Total	$(20,678)	$4,545,504	$120,542	$(1,614,644)	$3,030,724

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$(9,701)	$(935,755)	$—	$(945,456)
Foreign exchange contracts	—	—	—	(6,624,785)	(6,624,785)
Equity contracts	(489)	(4,017,509)	—	—	(4,017,998)

Total	$(489)	$(4,027,210)	$(935,755)	$(6,624,785)	$(11,588,239)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)	Interest Rate Swap Agreements(4)
$290,864,201	$24,064,809	$99,233,198	$26,715,304	$3,146,473,333

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

(4)	Notional Amount.

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$113,681,086	$—	$—	$113,681,086
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	1,261,708	—	—	1,261,708

				114,942,794

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Securities sold short	(4,645,313)	4,645,313	—	—
Exchange-traded and cleared derivatives	(1,686,418)	—	—	(1,686,418)
Over-the-counter derivatives	(8,621,235)	—	—	(8,621,235)

				(10,307,653)

Collateral Amount Pledged/(Received):
Securities on loan				(113,681,086)
Securities sold short				—
Exchange-traded and cleared derivatives				1,686,418
Over-the-counter derivatives				4,890,000

Net Amount				$(2,469,527)

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $113,681,086:
Unaffiliated investments (cost $1,945,495,022)	$1,861,195,369
Affiliated investments (cost $1,084,566,473)	1,084,566,473
Foreign currency, at value (cost $292,828)	496,439
Deposit with broker	47,520,242
Receivable for investments sold	383,955,797
Dividends and interest receivable	9,372,292
Unrealized appreciation on foreign currency forward contracts	1,095,244
Receivable for fund share sold	897,998
Tax reclaim receivable	466,402
Unrealized appreciation on over-the-counter swap agreements	166,464
Prepaid expenses	205

Total Assets	3,389,732,925

LIABILITIES:
Payable for investments purchased	585,040,517
Payable to broker for collateral for securities on loan	117,100,198
Unrealized depreciation on foreign currency forward contracts	7,720,029
Securities sold short, at value (proceeds received $4,800,469)	4,645,313
Payable for fund share repurchased	1,730,498
Due to broker-variation margin	1,686,418
Unrealized depreciation on over-the-counter swap agreements	901,206
Advisory fees payable	710,517
Accrued expenses and other liabilities	341,922
Distribution fee payable	28,862
Payable to custodian	23,353
Foreign withheld taxes payable	5,115
Affiliated transfer agent fee payable	417
Premiums received for swap agreements	80

Total Liabilities	719,934,445

NET ASSETS	$2,669,798,480

Net assets were comprised of:
Paid-in capital	$2,448,464,102
Retained earnings	221,334,378

Net assets, June 30, 2013	$2,669,798,480

Net asset value and redemption price per share, $2,669,798,480 / 248,418,390 outstanding shares of beneficial interest	$10.75

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $510,569 foreign withholding tax)	$8,333,927
Interest income	3,549,181
Affiliated dividend income	247,691
Affiliated income from securities lending, net	79,847

12,210,646

EXPENSES
Advisory fees	7,280,410
Distribution fee	504,978
Custodian and accounting fees	279,000
Audit fee	19,000
Trustees’ fees	16,000
Commitment fee on syndicated credit agreement	9,000
Legal fees and expenses	7,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Loan interest expense (Note 7)	2,155
Insurance expenses	1,000
Miscellaneous	67,813

Total expenses	8,194,356
Less: advisory fee waivers and/or expense reimbursement	(1,234,650)

Net expenses	6,959,706

NET INVESTMENT INCOME	5,250,940

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions (including affiliated $249,192,858)	255,968,336
Futures transactions	4,545,504
Short sales transactions	63,359
Swap agreements transactions	120,542
Foreign currency transactions	1,265,789

261,963,530

Net change in unrealized appreciation (depreciation) on: Investments (including affiliated $(117,493,057))	(220,794,243)
Futures	(4,027,210)
Short sales	155,156
Swap agreements	(935,755)
Foreign currencies	(6,524,097)

(232,126,149)

NET GAIN ON INVESTMENTS	29,837,381

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,088,321

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,250,940	$15,742,498
Net realized gain on investment and foreign currency transactions	261,963,530	34,317,694
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(232,126,149)	153,143,333

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	35,088,321	203,203,525

DISTRIBUTIONS	—	(71,034,512)

FUND SHARE TRANSACTIONS:
Fund share sold [18,053,539 and 97,895,264 shares, respectively]	197,207,052	1,013,776,405
Fund share issued in reinvestment of distributions [0 and 7,139,147 shares, respectively]	—	71,034,512
Fund share repurchased [16,285,493 and 41,254,743 shares, respectively]	(175,713,994)	(424,669,340)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	21,493,058	660,141,577

TOTAL INCREASE IN NET ASSETS	56,581,379	792,310,590
NET ASSETS:
Beginning of period	2,613,217,101	1,820,906,511

End of period	$2,669,798,480	$2,613,217,101

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 90.8% ASSET-BACKED SECURITIES — 1.5%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities — 0.9%
AIMCO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.526%(c)	10/20/19	$1,831	$1,795,120
Apidos CDO (Cayman Islands), Series 2011-8A, Class A1, 144A	Aaa	1.778%(c)	10/17/21	2,500	2,499,695
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.536%(c)	01/26/20	1,165	1,147,938
BA Credit Card Trust, Series 2007-B2, Class B2	Aa2	0.392%(c)	06/15/16	5,555	5,545,562
Bank One Issuance Trust, Series 2004-C2, Class C2	Baa2	0.992%(c)	02/15/17	3,000	2,999,940
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	Aaa	0.536%(c)	04/25/19	531	522,282
Chase Credit Card Master Trust, Series 2003-4, Class C	Ba1	1.442%(c)	01/15/16	3,000	3,005,082
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.663%(c)	03/24/17	5,500	5,439,890
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	Aaa	0.743%(c)	03/15/20	500	485,842
Gulf Stream—Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.504%(c)	08/21/20	420	417,078
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	AAA(d)	1.674%(c)	09/06/22	610	609,099
Landmark CDO Ltd. (Cayman Islands), Series 2006-8A, Class A1, 144A	Aaa	0.516%(c)	10/19/20	328	325,415
LCM III LP (Cayman Islands), Series 3A, Class A, 144A	Aaa	0.535%(c)	06/01/17	374	370,538
LightPoint CLO Ltd. (Cayman Islands), Series 2005-3A, Class A1A, 144A	Aaa	0.533%(c)	09/15/17	543	533,916
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	1.744%(c)	05/18/23	1,850	1,854,965
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1	Aa2	4.450%	08/15/16	2,000	2,051,712
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.093%(c)	11/15/16	1,500	1,497,384
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	Aaa	1.676%(c)	11/22/23	1,100	1,098,730
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	AA(d)	2.396%(c)	11/22/23	1,000	977,491
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	AA(d)	2.924%(c)	08/17/22	250	251,104
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	AA(d)	2.976%(c)	10/20/23	1,000	1,005,199
Stanfield Azure CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.533%(c)	05/27/20	1,283	1,265,411
Stanfield Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.526%(c)	04/27/21	887	872,670
Trimaran CLO Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.524%(c)	11/01/18	1,103	1,092,265

					37,664,328

Residential Mortgage-Backed Securities — 0.6%
ACE Securities Corp., Series 2004-IN1, Class A1	Aa2	0.513%(c)	05/25/34	1,649	1,517,995
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	Baa1	1.153%(c)	09/25/34	2,000	1,911,432
Argent Securities, Inc., Series 2003-W4, Class M1	A3	1.393%(c)	10/25/33	3,977	3,844,046

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

ASSET-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	Aaa	0.553%(c)	09/25/34	$1,942	$1,906,053
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	Aa2	0.913%(c)	10/25/34	134	133,446
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5	Aa3	0.583%(c)	11/25/34	543	535,440
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	A3	1.093%(c)	12/25/34	2,424	2,389,221
GSAMP Trust, Series 2005-WMC1, Class A4	Aa1	0.573%(c)	09/25/35	30	29,626
HSBC Home Equity Loan Trust, Series 2005-3, Class M1	Aa1	0.612%(c)	01/20/35	1,216	1,195,761
MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A2	Aa1	0.893%(c)	09/25/34	759	692,208
MASTR Asset Backed Securities Trust, Series 2005-NC1, Class M1	Baa3	0.913%(c)	12/25/34	2,360	2,307,101
Morgan Stanley ABS Capital I, Series 2002-HE3, Class A2	Aa1	1.273%(c)	03/25/33	196	187,749
Morgan Stanley ABS Capital I, Series 2004-HE4, Class M1	B3	1.093%(c)	05/25/34	6,572	6,048,239
Morgan Stanley ABS Capital I, Series 2004-NC5, Class M1	Caa1	1.093%(c)	05/25/34	1,916	1,680,350
Option One Mortgage Loan Trust, Series 2003-3, Class A1	Baa1	0.773%(c)	06/25/33	1,224	1,127,964

					25,506,631

TOTAL ASSET-BACKED SECURITIES (cost $54,459,255)					63,170,959

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A3	AAA(d)	5.395%	12/11/40	557	556,332
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	5,462	5,679,497
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class ASB	Aaa	5.939%(c)	03/15/49	1,134	1,165,106
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%	10/15/48	9,967	11,002,482
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	AA+(d)	5.223%	08/15/48	8,946	9,694,776
Commercial Mortgage Pass-Through Certificates, Series 2007-C2, Class A2	Aaa	5.448%(c)	01/15/49	605	604,735
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A2	Aaa	5.811%(c)	12/10/49	96	95,588
Commercial Mortgage Pass-Through Certificates, Series CR6, Class A2	Aaa	2.122%	03/10/46	11,870	11,887,057
Commercial Mortgage Trust, Series 2005-GG5, Class A5	Aa2	5.224%(c)	04/10/37	25,423	27,238,380
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%(c)	02/15/38	22,326	23,283,457
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A3	NR	4.241%	08/25/19	1,400	1,530,795
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	NR	2.615%	01/25/23	37,870	35,821,650
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	3,376	3,366,244
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	12,869	13,254,691
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	5,265	5,830,972

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	Aaa	4.654%	01/12/37	$4,580	$4,592,633
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A3A1	Aaa	5.472%(c)	01/12/43	10,000	10,201,030
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	Aaa	5.388%	05/15/45	382	383,312
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%(c)	06/15/49	2,127	2,180,693
JPMorgan Chase Commercial Mortgage Securities Corp., Series C13, Class A2	Aaa	2.665%	01/15/46	66,200	66,862,000
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%	09/15/39	12	11,524
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	AA(d)	5.872%(c)	05/12/39	5,300	5,761,301
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c)	08/12/43	10,500	11,640,594
Morgan Stanley/Bank of America Merrill Lynch Trust, Series C10, Class A3	Aaa	4.104%(c)	07/15/46	10,000	10,093,800
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	Aaa	2.533%	12/10/45	912	875,190
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2	Aaa	5.500%	10/15/48	789	794,421
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	Aaa	5.294%	12/15/43	7,251	7,361,731

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $268,063,240)					271,769,991

CORPORATE BONDS — 28.3%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	7.500%	03/15/18	2,000	2,220,000
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.125%	09/15/16	3,540	3,613,944

					5,833,944

Airlines — 0.1%
Continental Airlines, Inc., Series A, Pass-Through Certificates(a)	Baa2	4.750%	01/12/21	240	256,832
Continental Airlines, Inc., Series A, Pass-Through Certificates	Baa2	5.983%	04/19/22	1,623	1,801,425
Delta Air Lines, Inc., Series 1A, Pass-Through Certificates	Baa1	6.200%	07/02/18	644	690,310

					2,748,567

Automotive — 0.4%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.625%	09/15/16	3,000	3,079,011
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%	01/16/18	2,035	1,959,394
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Baa3	8.125%	01/15/20	9,150	11,021,843
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	Baa1	5.750%	12/15/14	500	533,860

					16,594,108

Banking — 8.9%
American Express Co., Sr. Unsec’d. Notes(h)	A3	2.650%	12/02/22	4,535	4,187,243
Bank of America Corp., Sr. Unsec’d. Notes(h)	Baa2	5.625%	07/01/20	17,500	19,266,922
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	Baa2	3.300%	01/11/23	37,000	34,970,439

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Banking (continued)
Bank of America Corp., Series L, Sr. Unsec’d. Notes, MTN	Baa2	5.650%	05/01/18	$1,000	$1,110,982
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(a)	A2	5.125%	01/08/20	5,500	6,084,595
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	07/15/21	5,000	5,273,610
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	3.375%	03/01/23	31,000	29,655,034
Citigroup, Inc., Sr. Unsec’d. Notes(h)	Baa2	8.500%	05/22/19	15,465	19,486,318
Citigroup, Inc., Sub. Notes	Baa3	3.500%	05/15/23	1,250	1,122,665
Credit Suisse (Switzerland), Sub. Notes	Baa2	6.000%	02/15/18	6,000	6,739,398
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	1,665	1,943,102
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	3.625%	01/22/23	38,000	36,357,374
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	A3	5.750%	01/24/22	14,500	15,993,688
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa3	3.500%	06/28/15	2,220	2,327,876
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa3	4.875%	01/14/22	10,535	11,370,784
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.200%	01/25/23	46,000	43,668,122
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	4.250%	10/15/20	13,000	13,512,681
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	5,000	5,208,715
JPMorgan Chase & Co., Sub. Notes(a)	A3	3.375%	05/01/23	1,365	1,271,033
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	A2	6.375%	01/21/21	1,000	1,154,258
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	A2	5.800%	01/13/20	1,000	1,125,213
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	3.750%	02/25/23	41,000	39,207,603
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	1,100	1,193,997
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(a)(h)	Baa1	5.500%	07/28/21	10,000	10,678,280
Morgan Stanley, Sub. Notes(a)	Baa2	4.100%	05/22/23	4,510	4,166,875
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22	2,500	2,347,660
PNC Funding Corp., Bank Gtd. Notes	A3	3.300%	03/08/22	4,000	3,845,048
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21	3,000	3,330,717
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15	805	825,392
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16	165	174,061
Stadshypotek AB (Sweden), Covered Bonds, 144A(a)	Aaa	1.250%	05/23/18	3,045	2,925,332
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(h)	A2	3.500%	03/08/22	35,970	36,377,072
Wells Fargo & Co., Sub. Notes, MTN(a)	A3	3.450%	02/13/23	2,320	2,215,681

					369,117,770

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes(a)	Baa3	5.125%	01/20/23	2,280	2,262,419

Building Materials & Construction
CRH America, Inc., Gtd. Notes	Baa2	8.125%	07/15/18	1,000	1,216,744

Cable — 0.4%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.800%	03/15/22	7,185	6,901,839
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.000%	09/01/21	3,440	3,294,319
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	8.750%	02/14/19	2,525	3,099,379
Videotron Ltd. (Canada), Gtd. Notes	Ba2	9.125%	04/15/18	1,250	1,310,938

					14,606,475

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Capital Goods — 0.7%
ADT Corp. (The), Sr. Unsec’d. Notes	Baa2	2.250%	07/15/17	$2,310	$2,266,817
ADT Corp. (The), Sr. Unsec’d. Notes	Baa2	4.125%	06/15/23	1,060	998,426
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	5,000	5,031,250
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,777,259; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13(g)	1,780	1,780,098
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $673,535; purchased 01/14/13)(f)	Baa3	2.875%	07/17/18(g)	675	681,713
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $1,038,991;purchased 05/08/12)(f)	Baa3	3.125%	05/11/15(g)	1,040	1,074,633
United Rentals North America, Inc., Gtd. Notes	B3	9.250%	12/15/19	2,277	2,510,392
United Technologies Corp., Sr. Unsec’d. Notes(a)	A2	3.100%	06/01/22	4,780	4,721,823
Waste Management, Inc., Gtd. Notes	Baa3	7.375%	03/11/19	2,000	2,412,226
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	8,260	8,769,865

					30,247,243

Chemicals — 1.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	785	737,994
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.500%	06/01/23	10,000	9,619,140
CF Industries, Inc., Gtd. Notes	Baa2	7.125%	05/01/20	4,000	4,785,464
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	22,000	20,461,100
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.250%	11/15/20	9,415	9,914,598
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%	12/08/21	7,470	7,886,213
Lubrizol Corp., Gtd. Notes	Aa2	8.875%	02/01/19	1,750	2,300,426

					55,704,935

Electric — 0.7%
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17	3,000	3,127,500
Commonwealth Edison Co., First Mortgage Bonds	A3	3.400%	09/01/21	5,000	5,115,185
Consumers Energy Co., First Mortgage Bonds	A2	6.125%	03/15/19	1,000	1,199,498
Entergy Corp., Sr. Unsec’d. Notes(a)	Baa3	4.700%	01/15/17	900	955,186
Indiana Michigan Power Co., Sr. Unsec’d. Notes	Baa2	7.000%	03/15/19	2,000	2,403,080
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	Baa1	4.500%	06/01/21	7,000	7,505,778
PPL Electric Utilities Corp., First Mortgage Bonds	A3	3.000%	09/15/21	5,000	4,971,705
PSEG Power LLC, Gtd. Notes	Baa1	2.750%	09/15/16	1,560	1,608,602
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa3	4.750%	01/15/15	1,200	1,254,371
Virginia Electric and Power Co., Sr. Unsec’d. Notes(a)	A3	2.950%	01/15/22	2,505	2,471,771

					30,612,676

Energy – Integrated — 0.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	7,410	8,039,020
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	5.250%	11/07/13	425	432,069
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.000%	08/15/22	2,065	1,965,013
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.700%	10/15/19	3,000	3,412,215
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.427%	06/24/20	655	651,267
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23	1,305	1,298,672
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa1	6.050%	05/15/18	650	753,071
Total Capital International SA (France), Gtd. Notes(a)	Aa1	2.700%	01/25/23	3,625	3,391,521

					19,942,848

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Energy – Other — 1.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	$6,000	$6,899,880
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	3.600%	04/30/22	1,400	1,394,893
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	935	989,274
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	3,600	3,774,910
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	3.250%	05/15/22	5,000	4,842,790
Kerr-McGee Corp., Gtd. Notes	Baa3	6.950%	07/01/24	2,000	2,390,884
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	7,450	7,323,246
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150%	02/15/18	2,500	2,788,780
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	6,935	7,160,478
Phillips 66, Gtd. Notes	Baa1	4.300%	04/01/22	1,500	1,549,838
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17	2,100	2,075,306
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	6,100	6,393,678
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	7.000%	03/15/38	500	534,518
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.625%	03/01/19	1,300	1,643,487
Weatherford International, Inc., Sr. Unsec’d. Notes	Baa2	6.350%	06/15/17	500	558,533

					50,320,495

Foods — 1.5%
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	A3	2.625%	01/17/23	25,000	23,455,600
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(h)	A3	5.375%	01/15/20	4,720	5,441,561
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(h)	A3	7.750%	01/15/19	2,750	3,478,291
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	1,000	1,123,385
General Mills, Inc., Sr. Unsec’d. Notes	A3	5.700%	02/15/17	750	849,347
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	3.500%	06/06/22	8,000	7,922,224
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	9,436	10,643,572
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	5,814	6,521,296
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22	3,290	3,348,187

					62,783,463

Gaming — 0.1%
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $2,100,000; purchased 08/10/11)(f)	B1	11.375%	07/15/16(g)	2,000	2,112,500

Healthcare & Pharmaceutical — 1.2%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	2.000%	11/06/18	4,760	4,615,420
Actavis, Inc., Sr. Unsec’d. Notes(a)	Baa3	3.250%	10/01/22	3,340	3,113,882
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.625%	05/15/22	3,935	3,933,918
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.875%	11/15/21	6,470	6,659,409
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	4.400%	12/01/21	4,980	5,347,698
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	2.850%	05/08/22	5,060	4,856,932
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	3,285	3,441,038
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	1,910	2,072,350
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22	870	831,058
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	4.400%	03/01/15	1,000	1,046,168
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	Aa3	4.125%	07/01/52	125	111,452
Pfizer, Inc., Sr. Unsec’d. Notes	A1	6.200%	03/15/19	7,683	9,264,507
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.950%	12/18/22	3,415	3,199,561

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare & Pharmaceutical (continued)
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21	$1,890	$1,853,623

					50,347,016

Healthcare Insurance — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes(h)	Baa2	4.125%	06/01/21	7,000	7,285,999
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa2	6.300%	08/15/14	1,000	1,057,052
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(h)	A3	4.700%	02/15/21	6,500	7,118,222
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.125%	05/15/22	1,815	1,721,059
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.300%	01/15/23	4,650	4,426,581

					21,608,913

Insurance — 2.2%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	875	1,014,725
American International Group, Inc., Sr. Unsec’d. Notes(h)	Baa1	8.250%	08/15/18	10,000	12,401,430
AON Corp., Gtd. Notes	Baa2	3.500%	09/30/15	1,100	1,153,475
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,750	3,974,794
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/11/23	15,000	14,441,955
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.950%	05/01/22	5,835	5,990,713
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.200%	03/15/22	10,000	10,161,250
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	4.300%	06/15/15	1,335	1,415,796
Lincoln National Corp., Sr. Unsec’d. Notes(a)	Baa1	4.850%	06/24/21	6,630	7,044,886
Markel Corp., Sr. Unsec’d. Notes	Baa2	3.625%	03/30/23	355	338,021
Markel Corp., Sr. Unsec’d. Notes	Baa2	4.900%	07/01/22	2,510	2,669,832
MetLife, Inc., Sr. Unsec’d. Notes	A3	3.048%	12/15/22	10,000	9,452,570
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	4.750%	02/08/21	8,850	9,644,845
Pacific LifeCorp., Sr. Unsec’d. Notes, 144A	Baa1	6.000%	02/10/20	1,500	1,674,514
Principal Financial Group, Inc., Gtd. Notes	A3	3.125%	05/15/23	3,500	3,299,222
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	2,650	2,574,290
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A(a)	A1	2.875%	12/06/22	1,185	1,101,102
WR Berkley Corp., Sr. Unsec’d. Notes(a)	Baa2	4.625%	03/15/22	690	710,730
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.375%	09/15/20	515	559,620

					89,623,770

Lodging — 0.1%
Host Hotels & Resorts LP, Gtd. Notes	Baa3	6.750%	06/01/16	1,025	1,040,169
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	1,320	1,229,070
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	1,000	973,903

					3,243,142

Media & Entertainment — 1.4%
CBS Corp., Gtd. Notes (original cost $1,943,964;purchased 02/12/10)(f)	Baa2	8.875%	05/15/19(g)	1,650	2,126,428
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	6.500%	04/30/21	3,190	3,325,575
Comcast Corp., Gtd. Notes	A3	2.850%	01/15/23	10,000	9,493,880
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	6,011	6,310,023
NBCUniversal Media LLC, Gtd. Notes	A3	4.375%	04/01/21	9,525	10,274,560
News America, Inc., Gtd. Notes(a)	Baa1	3.000%	09/15/22	4,925	4,596,458
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	390	422,907
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	35	38,867
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	2,605	2,735,250
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	8.600%	08/15/16	3,000	3,420,000
Time Warner, Inc., Gtd. Notes(a)	Baa2	3.400%	06/15/22	5,000	4,846,345
Time Warner, Inc., Gtd. Notes	Baa2	4.000%	01/15/22	2,825	2,880,644
Time Warner, Inc., Gtd. Notes	Baa2	4.750%	03/29/21	265	285,073

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media & Entertainment (continued)
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	$1,500	$1,635,418
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	3.125%	06/15/22	4,000	3,768,144
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.500%	03/01/21	1,230	1,304,486

					57,464,058

Metals & Mining — 0.2%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150%	09/27/13	150	150,435
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	6,445	6,364,734
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	1,015	1,053,633
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.800%	11/15/16	1,600	1,745,368

					9,314,170

Non-Captive Finance — 1.0%
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	5.200%	04/27/22	3,468	3,579,555
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	3.100%	01/09/23	14,000	13,225,324
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(h)	A1	3.150%	09/07/22	15,285	14,443,117
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%	05/15/16	275	282,599
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	6.000%	01/25/17	8,270	8,642,150

					40,172,745

Packaging
Rock Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23	1,475	1,421,219

Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	4.750%	02/15/22	5,000	5,261,440
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.500%	08/15/21	2,050	2,516,127
MeadWestvaco Corp., Sr. Unsec’d. Notes(a)	Baa3	7.375%	09/01/19	3,000	3,549,153

					11,326,720

Pipelines & Other — 0.7%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	2,735	3,575,665
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	Ba1	5.000%	10/01/21	4,200	4,506,218
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	3.950%	09/01/22	7,850	7,743,829
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	1,885	1,981,135
ONEOK Partners LP, Gtd. Notes(a)	Baa2	3.375%	10/01/22	3,715	3,415,311
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	Baa2	8.750%	05/01/19	1,020	1,329,305
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	6,500	6,551,870

					29,103,333

Railroads — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	3.050%	09/01/22	5,075	4,897,862
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%	01/15/22	6,950	7,261,311
CSX Corp., Sr. Unsec’d. Notes	Baa2	7.900%	05/01/17	1,923	2,311,206
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	6,000	7,102,080

					21,572,459

Real Estate Investment Trusts — 0.2%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	500	519,885

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate Investment Trusts (continued)
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	$120	$139,240
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	2,325	2,393,448
Simon Property Group LP, Sr. Unsec’d. Notes	A3	3.375%	03/15/22	515	505,326
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,250	2,643,509

					6,201,408

Retailers — 0.9%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.125%	05/15/21	7,000	7,397,908
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875%	08/15/16	2,000	2,130,000
Kohl’s Corp., Sr. Unsec’d. Notes(a)	Baa1	4.000%	11/01/21	1,675	1,676,312
Kohl’s Corp., Sr. Unsec’d. Notes(a)	Baa1	6.250%	12/15/17	2,375	2,720,608
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	2.875%	02/15/23	14,000	12,913,096
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	1,330	1,333,471
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21	2,250	2,381,803
Target Corp., Sr. Unsec’d. Notes(a)(h)	A2	3.875%	07/15/20	5,000	5,344,830
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	Aa2	4.250%	04/15/21	2,000	2,181,274

					38,079,302

Technology — 0.5%
Apple, Inc., Sr. Unsec’d. Notes(a)	Aa1	2.400%	05/03/23	16,745	15,530,385
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	1,585	1,653,350
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	1,040	1,086,484
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	1,925	2,177,702

					20,447,921

Telecommunications — 1.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	7,605	7,705,454
AT&T, Inc., Sr. Unsec’d. Notes	A3	2.625%	12/01/22	12,000	10,984,020
AT&T, Inc., Sr. Unsec’d. Notes(a)(h)	A3	3.875%	08/15/21	8,500	8,766,832
AT&T, Inc., Sr. Unsec’d. Notes(a)	A3	5.600%	05/15/18	1,330	1,538,068
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(h)	A2	8.500%	11/15/18	2,290	2,974,245
Embarq Corp., Sr. Unsec’d. Notes (original cost $6,932,400; purchased 02/03/09-08/04/09)(f)	Baa3	7.082%	06/01/16(g)	7,140	8,000,620
Orange SA (France), Sr. Unsec’d. Notes	A3	2.750%	09/14/16	5,050	5,175,457
Qwest Communications International, Inc., Gtd. Notes	Ba1	7.125%	04/01/18	1,000	1,037,499
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	6.999%	06/04/18	1,000	1,099,298
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	2.450%	11/01/22	11,000	9,973,678
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	3.500%	11/01/21	6,500	6,528,646
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	5.625%	02/27/17	1,500	1,667,337

					65,451,154

Tobacco — 1.0%
Altria Group, Inc., Gtd. Notes	Baa1	2.950%	05/02/23	22,000	20,377,434
Altria Group, Inc., Gtd. Notes(a)	Baa1	4.750%	05/05/21	10,000	10,709,600
Lorillard Tobacco Co., Gtd. Notes(a)	Baa2	8.125%	06/23/19	865	1,059,954
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/22/22	2,525	2,331,161
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	A2	4.125%	05/17/21	4,500	4,755,960
Reynolds American, Inc., Gtd. Notes	Baa2	7.625%	06/01/16	2,500	2,914,700

					42,148,809

TOTAL CORPORATE BONDS (cost $1,147,720,833)					1,171,630,326

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

MUNICIPAL BONDS — 1.3%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	$5,430	$6,385,789
Central Puget Sound Regional Transit Authority, BABs	Aa2	5.491%	11/01/39	2,330	2,599,068
Los Angeles Department of Water & Power, Revenue Bonds, BABs	Aa3	6.574%	07/01/45	3,065	3,883,815
Massachusetts State Water Pollution Abatement, BABs	Aaa	5.192%	08/01/40	1,400	1,494,822
Metropolitan Gov’t. of Nashville & Davidson County Convention Center, BABs	Aa2	6.731%	07/01/43	1,000	1,162,520
New York City Municipal Water Finance Authority, BABs	Aa2	6.011%	06/15/42	2,010	2,381,609
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	Aa1	5.767%	08/01/36	5,000	5,801,500
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	1,300	1,287,234
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	2,000	2,072,680
Oregon State Department of Transportation, BABs	Aa2	5.834%	11/15/34	500	593,255
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	A1	5.511%	12/01/45	5,800	6,272,990
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	Aa2	5.844%	11/01/50	2,895	3,451,824
Rutgers NJ State University, Revenue Bonds, BABs	Aa3	5.665%	05/01/40	750	850,012
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	Aa1	4.839%	01/01/41	6,500	6,699,810
San Antonio Electric & Gas, Revenue Bonds	Aa1	4.427%	02/01/42	1,750	1,703,188
San Francisco City & County Public Utilities Commission, BABs	Aa3	6.000%	11/01/40	2,000	2,292,700
State of California, BABs	A1	7.625%	03/01/40	800	1,073,832
State of California, Taxable Var. Purp. 3. GO	A1	5.950%	04/01/16	2,500	2,782,175

TOTAL MUNICIPAL BONDS (cost $55,812,463)					52,788,823

NON-CORPORATE FOREIGN AGENCIES — 1.4%
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.000%	01/29/21	5,000	4,958,540
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	5,000	6,025,000
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes(a)	Baa2	3.125%	01/15/16	1,550	1,524,050
KFW (Germany), Gov’t. Gtd. Notes(a)	Aaa	2.375%	08/25/21	9,340	9,194,296
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.125%	05/23/18	3,884	3,748,060
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875%	05/04/17	5,200	5,342,132
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21	12,235	12,292,431
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21	5,000	5,325,000
Statoil ASA (Norway), Gtd. Notes(a)	Aa2	2.450%	01/17/23	8,355	7,739,922
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	Aa3	3.000%	01/18/23	2,090	1,968,713

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $59,226,205)					58,118,144

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SOVEREIGNS — 0.9%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	Baa2	5.625%	01/07/41	$10,675	$10,621,625
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.875%	05/05/21	4,400	4,510,000
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	NR	3.125%	01/26/15	500	512,599
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	NR	5.250%	09/20/16	2,000	2,148,800
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	6.050%	01/11/40	6,150	6,703,500
Republic of Indonesia (Indonesia), Unsec’d. Notes, 144A	Baa3	3.750%	04/25/22	3,500	3,290,000
Russian Foreign Bond — Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	7.500%	03/31/30	7,450	8,725,812

TOTAL SOVEREIGNS (cost $37,880,525)					36,512,336

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
Federal Home Loan Mortgage Corp.(a)		2.375%	01/13/22	10,830	10,524,345
Federal National Mortgage Assoc		2.500%	TBA	164,500	165,331,789
Government National Mortgage Assoc		3.000%	TBA	10,000	9,878,907
Government National Mortgage Assoc		3.500%	09/20/42	4,666	4,796,505
Government National Mortgage Assoc		4.000%	10/15/39-09/15/41	1,515	1,599,645

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $192,542,331)					192,131,191

U.S. TREASURY OBLIGATIONS — 46.2%
U.S. Treasury Bonds		3.125%	02/15/43	50	46,672
U.S. Treasury Inflation Indexed Bonds		0.125%	01/15/23	2,725	2,642,490
U.S. Treasury Notes		0.625%	04/30/18	2,245	2,169,581
U.S. Treasury Notes		0.750%	10/31/17	45,000	44,152,740
U.S. Treasury Notes(a)		1.000%	05/31/18	87,784	86,275,169
U.S. Treasury Notes		1.000%	08/31/19	140,000	134,050,000
U.S. Treasury Notes		1.375%	06/30/18	770,355	769,933,616
U.S. Treasury Notes(a)		1.375%	05/31/20	470,000	453,586,660
U.S. Treasury Notes(a)		1.750%	05/15/23	233,245	218,448,404
U.S. Treasury Notes		2.375%	07/31/17	100,000	105,125,000
U.S. Treasury Strips Coupon		1.190%(n)	05/15/19	5,605	5,072,559
U.S. Treasury Strips Coupon		1.710%(n)	05/15/22	2,760	2,223,332
U.S. Treasury Strips Coupon(a)(k)		2.560%(n)	11/15/22	61,000	48,094,230
U.S. Treasury Strips Coupon		2.840%(n)	05/15/24	50,000	36,832,800

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,907,499,720)					1,908,653,253

TOTAL LONG-TERM INVESTMENTS (cost $3,723,204,572)					3,754,775,023

				Shares
SHORT-TERM INVESTMENTS — 44.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 44.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,857,979,725; includes $770,495,834 of cash collateral received for securities on loan)(Note 4)(b)(w)				1,857,979,725	1,857,979,725

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value (Note 2)
OPTION PURCHASED*
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/16/13 (cost $205,530)	Deutsche Bank	$24,180	$3,230

TOTAL SHORT-TERM INVESTMENTS (cost $1,858,185,255)			1,857,982,955

TOTAL INVESTMENTS — 135.7% (cost $5,581,389,827)			5,612,757,978
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (35.7)%			(1,478,052,105)

NET ASSETS — 100.0%			$4,134,705,873

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
FHLMC	Federal Home Loan Mortgage Corporation
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

*	Non-income producing.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $753,715,911; cash collateral of $770,495,834 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s Rating.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $14,466,149. The aggregate value of $15,755,992 is approximately 0.4% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown reflects the effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
811	5 Year U.S. Treasury Notes	Sep. 2013	$98,132,241	$98,169,016	$36,775
8,245	10 Year U.S. Treasury Notes	Sep. 2013	1,041,152,425	1,043,507,812	2,355,387

					2,392,162

Short Positions:
410	2 Year U.S. Treasury Notes	Sep. 2013	90,255,918	90,200,000	55,918
99	U.S. Long Bond	Sep. 2013	13,408,176	13,448,531	(40,355)
147	U.S. Ultra Bond	Sep. 2013	22,640,719	21,654,938	985,781

					1,001,344

					$3,393,506

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
88,500	05/01/16	2.848%	3 month LIBOR(2)	$(5,604,812)	$—	$(5,604,812)	Barclays Bank PLC
108,785	06/07/16	0.654%	3 month LIBOR(1)	(389,892)	—	(389,892)	JPMorgan Chase Bank
68,000	08/11/16	1.456%	3 month LIBOR(1)	1,630,079	—	1,630,079	Deutsche Bank
97,360	08/31/16	0.934%	3 month LIBOR(1)	478,927	—	478,927	Credit Suisse International
53,670	08/31/16	0.978%	3 month LIBOR(2)	(346,813)	—	(346,813)	JPMorgan Chase Bank
53,670	08/31/16	0.975%	3 month LIBOR(2)	(340,284)	—	(340,284)	JPMorgan Chase Bank
19,440	09/14/16	1.206%	3 month LIBOR(2)	(266,334)	—	(266,334)	Deutsche Bank
370,000	09/27/16	1.070%	3 month LIBOR(1)	3,085,906	—	3,085,906	Morgan Stanley Capital Services
290,000	11/18/16	1.315%	3 month LIBOR(1)	3,895,336	—	3,895,336	Barclays Bank PLC
130,000	11/25/16	1.340%	3 month LIBOR(1)	1,809,608	—	1,809,608	Citibank N.A.
442,590	11/30/16	0.945%	3 month LIBOR(2)	18,125	—	18,125	Citibank N.A.
254,325	11/30/16	0.913%	3 month LIBOR(2)	295,028	—	295,028	JPMorgan Chase Bank
111,580	02/28/17	0.680%	3 month LIBOR(1)	(1,297,449)	—	(1,297,449)	Citibank N.A.
22,740	08/31/17	0.751%	3 month LIBOR(2)	459,693	—	459,693	Bank of Nova Scotia
170,000	11/23/17	0.814%	3 month LIBOR(2)	3,706,398	—	3,706,398	Morgan Stanley Capital Services
31,575	11/30/17	1.107%	3 month LIBOR(2)	385,249	—	385,249	Barclays Bank PLC
26,420	11/30/17	1.155%	3 month LIBOR(2)	270,417	—	270,417	Morgan Stanley Capital Services
15,990	03/15/18	0.885%	3 month LIBOR(2)	370,417	—	370,417	Bank of Nova Scotia
15,990	03/18/18	1.049%	3 month LIBOR(1)	(247,265)	—	(247,265)	Bank of Nova Scotia
3,884	05/17/18	0.989%	3 month LIBOR(2)	91,973	—	91,973	Credit Suisse International
25,000	08/08/18	1.980%	3 month LIBOR(1)	678,387	—	678,387	Bank of America N.A.
405,000	10/17/18	1.887%	3 month LIBOR(2)	(6,373,519)	—	(6,373,519)	Morgan Stanley Capital Services
500,000	05/21/19	1.485%	3 month LIBOR(1)	(9,084,020)	—	(9,084,020)	JPMorgan Chase Bank
25	10/02/19	1.291%	3 month LIBOR(1)	(899)	—	(899)	Barclays Bank PLC
30,695	11/15/19	1.443%	3 month LIBOR(1)	(932,878)	—	(932,878)	Morgan Stanley Capital Services
16,817	11/15/19	4.546%	3 month LIBOR(2)	(7,053,383)	—	(7,053,383)	Deutsche Bank
30,695	02/15/20	1.505%	3 month LIBOR(2)	1,022,046	—	1,022,046	Morgan Stanley Capital Services
26,800	02/15/20	1.355%	3 month LIBOR(1)	(1,146,778)	—	(1,146,778)	Morgan Stanley Capital Services
27,616	05/15/20	4.246%	3 month LIBOR(2)	(10,385,939)	—	(10,385,939)	Deutsche Bank
26,502	05/15/21	4.419%	3 month LIBOR(2)	(10,839,648)	—	(10,839,648)	Deutsche Bank
26,415	05/15/21	4.446%	3 month LIBOR(2)	(10,928,779)	—	(10,928,779)	Deutsche Bank
540,000	10/05/21	1.971%	3 month LIBOR(1)	(15,071,896)	—	(15,071,896)	JPMorgan Chase Bank
500,000	10/17/21	2.331%	3 month LIBOR(2)	295,421	—	295,421	Citibank N.A.
225,000	10/17/21	2.331%	3 month LIBOR(2)	132,886	—	132,886	Morgan Stanley Capital Services
200,000	07/03/22	1.790%	3 month LIBOR(1)	(10,371,682)	—	(10,371,682)	JPMorgan Chase Bank

				$(72,056,374)	$—	$(72,056,374)

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2013 (continued):
Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation
Exchange-traded swap agreements:
112,420	11/30/17	1.457%	3 month LIBOR(2)	$656	$(196,267)	$(196,923)
112,145	11/30/17	1.417%	3 month LIBOR(2)	655	(13,847)	(14,502)
105,095	11/30/17	1.418%	3 month LIBOR(2)	623	(17,412)	(18,035)
250	05/09/23	1.955%	3 month LIBOR(1)	—	(15,545)	(15,545)

				$1,934	$(243,071)	$(245,005)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Centex Corp.	06/20/14	1.000%	3,000	$(26,233)	$(19,129)	$(7,104)	Credit Suisse International
RR Donnelley & Sons Co.	09/20/16	1.000%	3,000	132,448	377,449	(245,001)	JPMorgan Chase Bank
Westvaco Corp.	09/20/19	1.000%	3,000	87,880	59,551	28,329	JPMorgan Chase Bank

				$194,095	$417,871	$(223,776)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Implied Credit Spread at June 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Berkshire Hathaway Finance Corp.	03/20/15	1.000%	5,000	0.447%	$49,406	$(94,368)	$143,774	Deutsche Bank

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation
Exchange-traded credit default swaps—Sell Protection(2):
CDX.NA.IG.20	06/20/18	1.000%	2,475,000	$7,969,952	$15,500,144	$ 7,530,192

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Credit default swap agreements outstanding at June 30, 2013 (continued):

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$37,664,328	$—
Residential Mortgage-Backed Securities	—	25,506,631	—
Commercial Mortgage-Backed Securities	—	261,676,191	10,093,800
Corporate Bonds	—	1,168,881,759	2,748,567
Municipal Bonds	—	52,788,823	—
Non-Corporate Foreign Agencies	—	58,118,144	—
Sovereigns	—	36,512,336	—
U.S. Government Agency Obligations	—	192,131,191	—
U.S. Treasury Obligations	—	1,908,653,253	—
Option Purchased	—	3,230	—
Affiliated Money Market Mutual Fund	1,857,979,725	—	—
Other Financial Instruments*
Futures Contracts	3,393,506	—	—
Interest Rate Swap	(245,005)	(72,056,374)	—
Credit Default Swaps	7,530,192	(80,002)	—

Total	$1,868,658,418	$3,669,799,510	$12,842,367

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

U.S. Treasury Obligations	46.2%
Affiliated Money Market Mutual Fund (including 18.6% of collateral received for securities on loan)	44.9
Banking	8.9
Commercial Mortgage-Backed Securities	6.6
U.S. Government Agency Obligations	4.6
Insurance	2.2
Telecommunications	1.6
Foods	1.5
Non-Corporate Foreign Agencies	1.4
Media & Entertainment	1.4
Chemicals	1.3
Municipal Bonds	1.3
Healthcare & Pharmaceutical	1.2
Energy - Other	1.2
Tobacco	1.0
Non-Captive Finance	1.0
Retailers	0.9
Non-Residential Mortgage-Backed Securities	0.9
Sovereigns	0.9

Electric	0.7%
Capital Goods	0.7
Pipelines & Other	0.7
Residential Mortgage-Backed Securities	0.6
Healthcare Insurance	0.5
Railroads	0.5
Technology	0.5
Energy - Integrated	0.5
Automotive	0.4
Cable	0.4
Paper	0.3
Metals & Mining	0.2
Real Estate Investment Trusts	0.2
Aerospace & Defense	0.1
Lodging	0.1
Airlines	0.1
Brokerage	0.1
Gaming	0.1

135.7
Liabilities in excess of other assets	(35.7)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are credit risk and interest rate risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	$172,103		Unrealized depreciation on over-the-counter swap agreements	$252,105
Credit contracts	Premiums paid for swap agreements	437,000		Premiums received for swap agreements	113,497
Credit contracts	Due from broker — variation margin	7,530,192	*	—	—
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	18,625,896		Unrealized depreciation on over-the-counter swap agreements	90,682,270
Interest rate contracts	Due from broker — variation margin	3,433,861	*	Due from broker — variation margin	285,360	*
Interest rate contracts	Unaffiliated investments	3,230		—	—

Total		$30,202,282			$91,333,232

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracs and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$192,892	$(34,318)	$(10,341,864)	$—	$535,256	$(9,648,034)
Foreign exchange contracts	—	—	—	4,895	—	4,895
Credit contracts	—	—	—	—	27,001,490	27,001,490

Total	$192,892	$(34,318)	$(10,341,864)	$4,895	$27,536,746	$17,358,351

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Swaps	Total
Interest rate contracts	$(202,300)	$2,277,255	$ 5,362,944	$7,437,899
Credit contracts	—	—	(12,610,004)	(12,610,004)

Total	$(202,300)	$2,277,255	$ (7,247,060)	$(5,172,105)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Long Position(3)	Futures Short Position(3)	Interest Rate Swaps(4)	Credit Default Swaps as Buyer(4)	Credit Default Swaps as Writer(4)
$282,574	$37,050	$920,849,469	$254,700,043	$5,163,734,082	$297,314,791	$1,715,310,000

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

(4)	Notional Amount.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$753,715,911	$—	$—	$753,715,911
Exchange-traded and cleared derivatives	14,681,630	—	—	14,681,630
Over-the-counter derivatives	18,801,229	(3,230)	—	18,797,999

				787,195,540

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	(90,934,375)	—	—	(90,934,375)

				(90,934,375)

Collateral Amount Pledged/(Received):
Securities on loan	(753,715,911)
Exchange-traded and cleared derivatives	—
Over-the-counter derivatives	72,136,376

Net Amount	$14,681,630

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST INVESTMENT GRADE BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $753,715,911:
Unaffiliated investments (cost $3,723,410,102)	$3,754,778,253
Affiliated investments (cost $1,857,979,725)	1,857,979,725
Foreign currency, at value (cost $160,198)	162,698
Receivable for investments sold	870,476,008
Dividends and interest receivable	20,595,655
Unrealized appreciation on over-the counter swap agreements	18,797,999
Due from broker-variation margin	14,681,630
Receivable for fund share sold	5,766,101
Premium paid for swap agreements	437,000
Prepaid expenses	11,452

Total Assets	6,543,686,521

LIABILITIES:
Payable for investments purchased	1,497,908,364
Payable to broker for collateral for securities on loan	770,495,834
Unrealized depreciation on over-the counter swap agreements	90,934,375
Payable for fund share repurchased	33,536,511
Payable to custodian	14,729,070
Advisory fees payable	1,031,315
Accrued expenses and other liabilities	197,789
Premium received for swap agreements	113,497
Distribution fee payable	33,476
Affiliated transfer agent fee payable	417

Total Liabilities	2,408,980,648

NET ASSETS	$4,134,705,873

Net assets were comprised of:
Paid-in capital	$3,246,036,008
Retained earnings	888,669,865

Net assets, June 30, 2013	$4,134,705,873

Net asset value and redemption price per share, $4,134,705,873 / 654,072,796 outstanding shares of beneficial interest	$6.32

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$46,397,742
Affiliated income from securities lending, net	284,937
Affiliated dividend income	66,840

46,749,519

EXPENSES
Advisory fees	7,872,952
Distribution fee	637,743
Shareholder servicing fees and expenses	599,030
Custodian and accounting fees	217,000
Loan interest expense (Note 7)	84,400
Insurance expenses	67,000
Trustees’ fees	41,000
Commitment fee on syndicated credit agreement	29,000
Audit fee	18,000
Legal fees and expenses	15,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	2,000
Miscellaneous	20,896

Total expenses	9,608,021
Less: distribution fee waiver	(191,234)
Less: shareholder servicing fee waiver	(211,735)

Net expenses	9,205,052

NET INVESTMENT INCOME	37,544,467

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	61,496,478
Futures transactions	(10,341,864)
Swap agreement transactions	27,536,746
Options written transactions	(34,318)
Foreign currency transactions	20,169

78,677,211

Net change in unrealized appreciation (depreciation) on:
Investments	(178,321,712)
Futures	2,277,255
Swap agreements	(7,247,060)
Foreign currencies	2,993

(183,288,524)

NET LOSS ON INVESTMENTS	(104,611,313)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(67,066,846)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2013	December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$37,544,467	$149,314,575
Net realized gain on investment and foreign currency transactions	78,677,211	650,029,531
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(183,288,524)	(81,776,162)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(67,066,846)	717,567,944

DISTRIBUTIONS	—	(200,906,546)

FUND SHARE TRANSACTIONS:
Fund share sold [548,325,032 and 2,594,163,835 shares, respectively]	3,481,554,546	16,692,392,426
Fund share issued in reinvestment of distributions [0 and 31,839,389 shares, respectively]	—	200,906,546
Fund share repurchased [737,031,180 and 3,926,890,429 shares, respectively]	(4,845,320,406)	(24,966,748,104)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(1,363,765,860)	(8,073,449,132)

TOTAL DECREASE IN NET ASSETS	(1,430,832,706)	(7,556,787,734)
NET ASSETS:
Beginning of period	5,565,538,579	13,122,326,313

End of period	$4,134,705,873	$5,565,538,579

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 57.4%	Shares	Value (Note 2)
Australia — 0.4%
BHP Billiton Ltd.	110,369	$3,176,743
Dexus Property Group, REIT	1,260,354	1,229,101
Flight Centre Ltd.	9,571	342,717
Goodman Group, REIT	267,828	1,190,761
Mirvac Group, REIT	596,825	873,754
Rio Tinto Ltd.	16,500	790,771
Stockland, REIT	97,808	311,213
Westfield Group, REIT	191,556	2,006,295
Westfield Retail Trust, REIT	112,743	318,848

		10,240,203

Austria
Voestalpine AG	10,276	363,392

Belgium — 0.2%
Anheuser-Busch InBev NV	23,350	2,102,264
Delhaize Group SA	5,760	356,095
Solvay SA	15,535	2,034,128
Warehouses De Pauw SCA, REIT	3,379	213,660

		4,706,147

Bermuda — 0.5%
AXIS Capital Holdings Ltd.	10,926	500,192
Digital China Holdings Ltd.	353,000	419,598
Endurance Specialty Holdings Ltd.	18,950	974,977
Freescale Semiconductor Ltd.*(a)	14,472	196,096
Genpact Ltd.	37,954	730,235
Hongkong Land Holdings Ltd.	122,000	849,120
Invesco Ltd.	158,381	5,036,515
Lazard Ltd. (Class A Stock)	44,671	1,436,173
Marvell Technology Group Ltd.	33,663	394,194
OneBeacon Insurance Group Ltd. (Class A Stock)	2,000	28,960
Signet Jewelers Ltd.	5,967	402,355
Skyworth Digital Holdings Ltd.	1,552,000	779,051
Validus Holdings Ltd.	16,900	610,428

		12,357,894

Brazil — 0.4%
Arteris SA	49,900	444,803
Banco do Brasil SA	231,410	2,290,921
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR(a)	42,370	1,926,140
Even Construtora e Incorporadora SA	140,595	502,181
EZ Tec Empreendimentos e Participacoes SA	40,520	494,481
M Dias Branco SA	25,900	979,658
MRV Engenharia e Participacoes SA	111,632	329,190
Petroleo Brasileiro SA, (SPON) ADR	59,570	873,296
Porto Seguro SA	65,730	711,988
Telefonica Brasil SA, ADR(a)	88,550	2,020,711

		10,573,369

British Virgin Islands — 0.2%
Michael Kors Holdings Ltd.*	84,513	5,241,496

Canada — 0.6%
Allied Properties Real Estate Investment Trust, REIT	26,100	794,391
Brookfield Asset Management, Inc. (Class A Stock)	17,080	615,222

COMMON STOCKS (continued)	Shares	Value (Note 2)
Canada (continued)
Brookfield Office Properties, lnc.(a)	16,350	$272,718
Brookfield Residential Properties, Inc.*	41,700	919,902
Canadian National Railway Co.	4,506	438,732
Canadian Pacific Railway Ltd.	17,526	2,127,306
Canadian Real Estate Investment Trust, REIT	25,000	1,035,229
Catamaran Corp.*	12,110	589,999
First Capital Realty, Inc.	29,268	496,752
First Quantum Minerals Ltd.	65,075	965,266
Interoil Corp.*(a)	6,961	483,859
Novadaq Technologies, Inc.*	67,190	904,377
RioCan Real Estate Investment Trust, REIT	13,437	322,861
Suncor Energy, Inc.	19,302	568,947
Toronto-Dominion Bank (The)	4,805	385,926
Valeant Pharmaceuticals International, Inc.*	58,598	5,044,116

		15,965,603

Cayman Islands — 0.2%
Belle International Holdings Ltd.	980,000	1,339,738
China Shanshui Cement Group Ltd.	786,000	350,967
Dongyue Group	1,511,000	599,421
NetEase, Inc., ADR	32,510	2,053,657
Sands China Ltd.	302,800	1,415,005
Wynn Macau Ltd.	126,000	338,911

		6,097,699

China — 1.6%
Air China Ltd. (Class H Stock)	1,144,000	818,973
China CITIC Bank Corp. Ltd. (Class H Stock)	3,914,000	1,798,024
China Construction Bank Corp. (Class H Stock)	9,400,000	6,605,555
China Merchants Bank Co. Ltd. (Class H Stock)	801,500	1,330,749
China Minsheng Banking Corp. Ltd. (Class H Stock)	1,964,000	1,912,521
China Mobile Ltd.	560,500	5,805,017
China Petroleum & Chemical Corp. (Class H Stock)	4,211,400	2,946,989
China Resources Land Ltd.	130,000	353,190
CNOOC Ltd.	2,765,000	4,631,147
Dongfeng Motor Group Co. Ltd. (Class H Stock)	758,000	1,005,351
Giant Interactive Group, Inc., ADR(a)	92,400	740,124
Great Wall Motor Co. Ltd. (Class H Stock)	380,000	1,626,282
Guangdong Investment Ltd.	668,000	578,817
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	621,600	890,888
Industrial & Commercial Bank of China Ltd. (Class H Stock)	9,736,000	6,101,864
Ping An Insurance Group Co. (Class H Stock)	476,500	3,180,967
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	290,600	543,243
WuXi PharmaTech Cayman, Inc., ADR*	36,270	761,670
Zijin Mining Group Co. Ltd. (Class H Stock)	2,184,000	390,622

		42,021,993

Cyprus
Globaltrans Investment PLC, GDR	42,600	582,555

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Denmark
Carlsberg A/S (Class B Stock)	9,552	$854,103
Novo Nordisk A/S	1,347	208,745

		1,062,848

Finland — 0.1%
Stora Enso Oyj (Class R Stock)	158,701	1,062,698
Technopolis PLC	27,782	155,713
UPM-Kymmene OYJ	63,409	621,464

		1,839,875

France — 1.3%
Accor SA	33,500	1,177,543
AXA SA	128,733	2,537,663
BNP Paribas SA	35,069	1,919,844
Electricite de France SA	18,525	429,900
Essilor International SA	3,637	387,476
GDF Suez	49,812	977,049
ICADE, REIT	4,710	388,515
Imerys SA	14,000	859,588
Kering	10,500	2,136,604
Lafarge SA	32,622	2,003,080
LVMH Moet Hennessy Louis Vuitton SA	10,500	1,704,712
Pernod-Ricard SA	11,010	1,222,037
Renault SA	7,218	486,184
Sanofi	52,537	5,431,276
Schneider Electric SA	50,805	3,689,780
Societe Generale SA	7,537	259,388
Sodexo	25,603	2,132,861
Technip SA	13,650	1,387,273
Total SA	50,710	2,476,825
Unibail-Rodamco SE	10,662	2,483,222
Valeo SA	6,043	379,191

		34,470,011

Germany — 0.9%
Allianz SE	31,247	4,560,829
Alstria Office REIT AG, REIT*	37,187	406,644
BASF SE	27,395	2,443,445
Bayer AG	51,152	5,446,156
Bayerische Motoren Werke AG	5,598	488,570
Continental AG	3,203	426,987
Deutsche Bank AG	12,439	521,600
Deutsche Post AG	17,535	435,182
Freenet AG*	14,617	318,714
Fresenius Medical Care AG & Co. KGaA	14,200	1,006,508
LEG Immobilien AG	4,203	218,832
Linde AG	8,850	1,649,166
SAP AG	34,100	2,490,072
Siemens AG	17,800	1,802,481

		22,215,186

Hong Kong — 0.8%
Cheung Kong Holdings Ltd.	236,000	3,182,325
China Overseas Land & Investment Ltd.	1,306,000	3,400,109
Hang Lung Properties Ltd.	689,000	2,386,578
Hutchison Whampoa Ltd.	106,000	1,109,000
Lenovo Group Ltd.	2,356,000	2,120,633
Link REIT (The), REIT	131,500	645,360
New World Development Ltd.	683,000	938,155
Shougang Fushan Resources Group Ltd.	1,366,000	527,493
SJM Holdings Ltd.	730,000	1,771,574

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	58,000	$744,839
Wharf Holdings Ltd. (The)	388,000	3,238,410

		20,064,476

Hungary — 0.1%
OTP Bank PLC	81,060	1,695,543

India — 0.2%
HDFC Bank Ltd., ADR	10,134	367,256
ICICI Bank Ltd., ADR	7,619	291,427
Infosys Ltd., ADR(a)	67,390	2,775,794
Tata Motors Ltd., ADR	99,600	2,334,624

		5,769,101

Indonesia — 0.1%
Astra International Tbk PT	850,000	597,537
Bank Rakyat Indonesia Persero Tbk PT	440,000	341,616
Telekomunikasi Indonesia Tbk PT	940,000	1,046,839

		1,985,992

Ireland — 0.4%
Accenture PLC (Class A Stock)	6,795	488,968
Covidien PLC*	51,279	2,933,159
Covidien PLC-W/I	33,276	2,091,064
Dragon Oil PLC	213,130	1,854,515
Eaton Corp. PLC	6,533	429,937
Glanbia PLC*	24,512	330,226
Ingersoll-Rand PLC	7,136	396,191
Mallinckrodt PLC*	4,537	206,110
Ryanair Holdings PLC, ADR	8,085	416,620
Seagate Technology PLC	9,460	424,092
XL Group PLC	25,533	774,161

		10,345,043

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	32,000	1,254,400

Italy
Azimut Holding SpA	18,443	335,783
Beni Stabili SpA, REIT	227,737	140,378
Mediaset SpA*	68,926	259,625

		735,786

Japan — 2.6%
Astellas Pharma, Inc.	28,600	1,553,669
Bridgestone Corp.	12,600	429,663
Canon, Inc.	40,300	1,320,763
Daicel Corp.	45,000	393,298
Daikin Industries Ltd.	64,600	2,611,119
East Japan Railway Co.	27,300	2,124,828
FANUC Corp.	7,100	1,027,561
Frontier Real Estate Investment Corp., REIT	44	403,336
Hitachi Ltd.	415,000	2,659,113
Honda Motor Co. Ltd.	64,200	2,384,993
Isuzu Motors Ltd.	37,000	252,930
ITOCHU Corp.	24,913	288,091
Japan Logistics Fund, Inc., REIT	42	385,290
Japan Real Estate Investment Corp., REIT	107	1,195,271
Japan Retail Fund Investment Corp., REIT	242	505,573
Japan Tobacco, Inc.	161,800	5,711,144
KDDI Corp.	9,700	505,112
Komatsu Ltd.	84,900	1,955,412

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Kubota Corp.	135,000	$1,964,705
Makita Corp.	30,500	1,639,750
Marubeni Corp.	218,000	1,456,971
Mitsubishi Corp.	93,100	1,590,493
Mitsubishi Electric Corp.	146,000	1,364,240
Mitsubishi Estate Co. Ltd.	168,000	4,472,812
Mitsubishi UFJ Financial Group, Inc.	68,900	425,517
Mitsui Fudosan Co. Ltd.	139,000	4,086,607
Nidec Corp.(a)	13,900	972,474
Nippon Prologis REIT, Inc.	15	130,159
Nissan Motor Co. Ltd.	46,300	464,047
Nitto Denko Corp.	35,200	2,257,574
Nomura Real Estate Office Fund, Inc., REIT	59	258,733
Nomura Real Estate Residential Fund, Inc., REIT	20	97,386
Omron Corp.	11,900	354,775
ORIX Corp.	183,400	2,502,809
Orix JREIT, Inc., REIT	216	246,540
Ryohin Keikaku Co. Ltd.	4,200	344,292
Sekisui House Ltd.	28,000	404,558
Shin-Etsu Chemical Co. Ltd.	25,900	1,714,199
SMC Corp.	8,600	1,724,090
Softbank Corp.	41,100	2,392,429
Sony Corp.	22,200	469,002
Sumitomo Corp.	94,600	1,179,056
Sumitomo Mitsui Financial Group, Inc.	37,900	1,734,799
Sumitomo Mitsui Trust Holdings, Inc.	94,000	438,591
Toyoda Gosei Co. Ltd.	16,700	408,309
Toyota Motor Corp.	101,200	6,104,166
Yahoo! Japan Corp.	1,800	886,347

		67,792,596

Kazakhstan
KazMunaiGas Exploration Production, GDR	40,230	596,317

Liberia
Royal Caribbean Cruises Ltd.	14,241	474,795

Marshall Islands
Teekay Corp.	16,940	688,272

Mexico — 0.1%
Compartamos SAB de CV	653,540	1,128,284
Grupo Financiero Banorte SAB de CV (Class O Stock)	421,550	2,518,086

		3,646,370

Netherlands — 0.7%
Akzo Nobel NV	24,930	1,406,694
ASML Holding NV, (CHI-X)	31,213	2,463,965
ASML Holding NV, (XNGS)	22,067	1,745,500
ING Groep NV, CVA*	248,474	2,270,814
LyondellBasell Industries NV (Class A Stock)	29,219	1,936,051
Schlumberger Ltd.	62,227	4,459,187
Unilever NV, CVA	76,410	3,007,811
Vastned, REIT	9,811	402,322

		17,692,344

Norway
Telenor ASA	17,709	351,754

COMMON STOCKS (continued)	Shares	Value (Note 2)
Panama
Copa Holdings SA (Class A Stock)	7,553	$990,349

Poland — 0.3%
KGHM Polska Miedz SA	45,360	1,649,737
Powszechna Kasa Oszczednosci Bank Polski SA*	223,573	2,394,981
Powszechny Zaklad Ubezpieczen SA	19,190	2,364,453

		6,409,171

Russia — 0.7%
Lukoil OAO, ADR	65,540	3,778,381
Magnit OJSC, GDR	19,600	1,119,650
MMC Norilsk Nickel OJSC, ADR	136,280	1,958,344
Mobile Telesystems OJSC, ADR(a)	152,210	2,882,857
Rosneft Oil Co., GDR	329,240	2,284,662
Sberbank of Russia, ADR	333,070	3,823,644
Tatneft, ADR	58,790	2,136,429
VimpelCom Ltd., ADR	90,800	913,448

		18,897,415

Singapore — 0.4%
Avago Technologies Ltd.	166,869	6,237,563
CapitaCommercial Trust, REIT	411,000	474,132
CapitaLand Ltd.	488,000	1,178,999
CapitaMalls Asia Ltd.	423,000	606,688
Global Logistic Properties Ltd.	448,000	969,055

		9,466,437

South Africa — 0.4%
AVI Ltd.	157,490	947,166
Clicks Group Ltd.	141,190	791,740
FirstRand Ltd.	932,860	2,729,721
Imperial Holdings Ltd.	93,720	1,989,501
MTN Group Ltd.	58,380	1,085,834
Tiger Brands Ltd.	58,440	1,745,044

		9,289,006

South Korea — 1.4%
BS Financial Group, Inc.	76,470	962,292
Grand Korea Leisure Co. Ltd.	31,420	970,807
GS Home Shopping, Inc.	3,300	683,376
Halla Climate Control Corp.	46,810	1,479,554
Hite Jinro Co. Ltd.	30,520	831,534
Hyundai Marine & Fire Insurance Co. Ltd.	25,470	674,382
Hyundai Mobis	3,620	861,823
Hyundai Motor Co.	18,350	3,598,997
Hyundai Motor Co., GDR	4,038	398,656
Kangwon Land, Inc.	56,450	1,555,678
Kia Motors Corp.	52,930	2,858,341
Korea Zinc Co. Ltd.	3,740	905,958
KT&G Corp.	38,200	2,481,888
Samsung Electronics Co. Ltd.	1,063	1,242,460
Samsung Electronics Co. Ltd., GDR	20,200	11,868,308
SK Hynix, Inc.*	76,740	2,082,927
SK Telecom Co. Ltd.	6,790	1,248,718
Woori Finance Holdings Co. Ltd.	183,250	1,682,709

		36,388,408

Spain — 0.2%
Amadeus IT Holding SA (Class A Stock)	13,696	438,341
Banco Bilbao Vizcaya Argentaria SA	127,315	1,069,932
Ferrovial SA	24,935	398,086

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Spain (continued)
Iberdrola SA	70,662	$373,419
Repsol SA	90,522	1,910,455

		4,190,233

Sweden — 0.2%
Atlas Copco AB (Class A Stock)	50,261	1,211,382
NCC AB (Class B Stock)	15,284	347,878
Svenska Cellulosa AB (Class B Stock)	16,085	403,391
Telefonaktiebolaget LM Ericsson (Class B Stock)	202,345	2,294,558

		4,257,209

Switzerland — 1.6%
ABB Ltd.*	99,120	2,147,133
ACE Ltd.	78,280	7,004,494
Actelion Ltd.*	6,716	404,556
Allied World Assurance Co. Holdings AG	9,370	857,449
Compagnie Financiere Richemont SA (Class A Stock)	50,378	4,442,750
Credit Suisse Group AG*	95,430	2,526,422
GAM Holding AG*	25,037	383,374
Holcim Ltd.*	23,310	1,622,523
Lonza Group AG*	5,557	417,539
Nestle SA	64,137	4,208,696
Novartis AG	90,712	6,425,181
OC Oerlikon Corp. AG*	34,246	405,726
Roche Holding AG	17,835	4,426,600
SGS SA	319	684,868
UBS AG*	158,325	2,687,383
Zurich Insurance Group AG*	8,810	2,283,633

		40,928,327

Taiwan — 1.1%
Asustek Computer, Inc.	213,000	1,822,169
Catcher Technology Co. Ltd.	196,000	1,013,254
Chicony Electronics Co. Ltd.	451,000	1,172,066
Chipbond Technology Corp.	463,000	1,126,642
Fubon Financial Holding Co. Ltd.	788,000	1,070,346
Hon Hai Precision Industry Co. Ltd.	799,000	1,952,780
Hon Hai Precision Industry Co. Ltd. (Class S Stock), GDR	261,598	1,287,062
Lite-On Technology Corp.	940,000	1,643,082
Pou Chen Corp.	645,000	609,241
Realtek Semiconductor Corp.	413,000	972,558
Taishin Financial Holding Co. Ltd.	2,428,000	1,065,980
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	490,826	8,991,932
TPK Holding Co. Ltd.	120,000	1,908,935
Uni-President Enterprises Corp.	1,287,000	2,501,759

		27,137,806

Thailand — 0.2%
Kasikornbank PCL	159,600	974,401
Krung Thai Bank PCL	1,720,450	1,118,065
PTT Global Chemical PCL	702,700	1,551,454
Thanachart Capital PCL	652,000	804,486

		4,448,406

Turkey — 0.5%
Arcelik A/S	161,570	1,067,234
Koza Altin Isletmeleri A/S	44,900	547,246

COMMON STOCKS (continued)	Shares	Value (Note 2)
Turkey (continued)
Tofas Turk Otomobil Fabrikasi A/S	109,280	$681,634
Tupras Turkiye Petrol Rafinerileri A/S	62,910	1,536,142
Turk Hava Yollari	222,878	865,943
Turk Telekomunikasyon A/S	182,500	706,337
Turkcell Iletisim Hizmet A/S*	143,400	824,942
Turkiye Garanti Bankasi A/S	520,610	2,269,332
Turkiye Halk Bankasi A/S	221,990	1,880,919
Turkiye Is Bankasi (Class C Stock)	610,510	1,801,920

		12,181,649

United Arab Emirates
First Gulf Bank PJSC	138,400	601,002

United Kingdom — 3.7%
Aberdeen Asset Management PLC	61,015	355,088
Aggreko PLC	31,000	774,834
AON PLC	15,153	975,096
ARM Holdings PLC, ADR(a)	35,223	1,274,368
Associated British Foods PLC	12,181	321,338
AstraZeneca PLC	7,982	377,382
Atrium European Real Estate Ltd	26,997	140,562
Aviva PLC	81,869	421,967
Barclays PLC	747,811	3,184,755
BG Group PLC	384,150	6,528,306
British American Tobacco PLC	107,447	5,510,944
British Land Co. PLC, REIT	183,120	1,577,513
BT Group PLC	81,916	384,578
Burberry Group PLC	95,591	1,966,557
Centrica PLC	207,730	1,136,230
Derwent London PLC, REIT	10,614	371,009
Diageo PLC	72,545	2,080,335
Diageo PLC, ADR	16,305	1,874,260
Ensco PLC (Class A Stock)	41,206	2,394,893
Experian PLC	108,539	1,886,393
GlaxoSmithKline PLC	64,500	1,612,267
Glencore International PLC	454,022	1,879,427
Hammerson PLC, REIT	108,826	806,914
Helical Bar PLC	108,805	418,684
Home Retail Group PLC	135,468	275,943
HSBC Holdings PLC, (QMTF)	290,384	3,006,116
HSBC Holdings PLC, (XHKG)	383,200	3,971,972
Imperial Tobacco Group PLC	47,600	1,650,522
Inchcape PLC	44,387	337,944
InterContinental Hotels Group PLC	50,642	1,391,763
ITV PLC	174,381	371,792
Legal & General Group PLC	141,253	368,157
Lloyds Banking Group PLC*	488,528	469,142
Marks & Spencer Group PLC	188,870	1,235,827
Meggitt PLC	162,643	1,281,421
Old Mutual PLC, (XJSE)	328,260	913,664
Old Mutual PLC, (XLON)	10,600	1,938
Partnership Assurance Group plc	48,580	359,835
Pearson PLC	50,104	891,070
Persimmon PLC*	21,411	384,349
Prudential PLC	295,419	4,822,087
Rio Tinto PLC	93,100	3,786,302
Royal Dutch Shell PLC (Class A Stock), (XEQT)	179,592	5,738,623
Royal Dutch Shell PLC (Class A Stock), (XLON)	89,207	2,849,646
SABMiller PLC	49,717	2,383,615

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
Safestore Holdings PLC	122,453	$231,411
Shire PLC	45,829	1,452,339
St James’s Place PLC	45,869	376,259
ST Modwen Properties PLC	78,553	322,856
Standard Chartered PLC	156,482	3,397,305
Taylor Wimpey PLC	298,928	435,542
Tesco PLC	291,000	1,465,431
Tullow Oil PLC	53,120	808,641
Unilever PLC	62,532	2,531,447
Vodafone Group PLC	2,170,461	6,219,879
WPP PLC	145,424	2,485,721

		94,472,259

United States — 35.2%
3M Co.	6,670	729,365
Abbott Laboratories	13,824	482,181
AbbVie, Inc.	42,010	1,736,693
Acadia Healthcare Co., Inc.*	62,230	2,057,946
Actavis, Inc.*	7,751	978,331
Acuity Brands, Inc.(a)	30,493	2,302,831
Adobe Systems, Inc.*	46,984	2,140,591
Aegerion Pharmaceuticals, Inc.*(a)	34,959	2,214,303
Aflac, Inc.	26,745	1,554,419
Agilent Technologies, Inc.	66,084	2,825,752
Agree Realty Corp., REIT	11,600	342,432
Air Lease Corp.	102,966	2,840,832
Air Products & Chemicals, Inc.	41,164	3,769,388
Airgas, Inc.	4,906	468,327
Akamai Technologies, Inc.*	9,866	419,798
Albemarle Corp.(a)	35,058	2,183,763
Alcoa, Inc.(a)	84,864	663,636
Alexandria Real Estate Equities, Inc., REIT	11,460	753,151
Alexion Pharmaceuticals, Inc.*	15,469	1,426,861
Alleghany Corp.*	4,580	1,755,560
Allergan, Inc.	46,002	3,875,208
Alliance Data Systems Corp.*(a)	17,396	3,149,198
Allstate Corp. (The)	9,136	439,624
Altria Group, Inc.	12,019	420,545
Amazon.com, Inc.*	31,637	8,785,278
American Express Co.	7,574	566,232
American International Group, Inc.*	79,577	3,557,092
American Residential Properties, Inc., REIT*.	50,600	870,320
American Tower Corp., REIT	23,667	1,731,715
Ameriprise Financial, Inc.	42,246	3,416,857
AmerisourceBergen Corp.	18,036	1,006,950
AMETEK, Inc.	9,900	418,770
Amgen, Inc.	5,547	547,267
Amphenol Corp. (Class A Stock)	45,177	3,521,095
Amtrust Financial Services, Inc.(a)	80,860	2,886,702
Anadarko Petroleum Corp.	36,354	3,123,899
Analog Devices, Inc.	71,029	3,200,567
Annaly Capital Management, Inc., REIT	90,259	1,134,556
Apache Corp.	15,392	1,290,312
Apartment Investment & Management Co. (Class A Stock), REIT	71,790	2,156,572
Apollo Global Management LLC(a)	63,370	1,527,217
Apple, Inc.	33,167	13,136,786
Applied Materials, Inc.	301,087	4,489,207
Archer-Daniels-Midland Co.	17,447	591,628
Arrow Electronics, Inc.*	13,408	534,309

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Arthur J Gallagher & Co.	15,760	$688,554
Aruba Networks, Inc.*	69,896	1,073,603
AT&T, Inc.	92,800	3,285,120
Atmos Energy Corp.	26,630	1,093,428
Automatic Data Processing, Inc.	8,860	610,100
AutoZone, Inc.*	16,145	6,840,475
AvalonBay Communities, Inc., REIT	18,800	2,536,308
Avery Dennison Corp.	8,115	346,997
Avon Products, Inc.	15,300	321,759
Axiall Corp.	5,864	249,689
Ball Corp.	16,498	685,327
Bank of America Corp.	817,919	10,518,439
Baxter International, Inc.	9,590	664,299
BB&T Corp.	21,433	726,150
BE Aerospace, Inc.*	8,311	524,258
Beam, Inc.	7,070	446,188
Becton, Dickinson and Co.	12,218	1,207,505
Bed Bath & Beyond, Inc.*(a)	38,690	2,743,121
Belo Corp. (Class A Stock)	54,760	763,902
Berkshire Hathaway, Inc. (Class A Stock)*	17	2,866,200
Best Buy Co., Inc.	14,013	382,975
Biogen Idec, Inc.*	57,634	12,402,837
BioMed Realty Trust, Inc., REIT	34,250	692,877
BlackRock, Inc.	5,525	1,419,097
Blackstone Group LP (The)	19,766	416,272
Boeing Co. (The)	5,419	555,122
Boston Properties, Inc., REIT	30,201	3,185,300
Brandywine Realty Trust, REIT(a)	59,400	803,088
Brinker International, Inc.(a)	33,925	1,337,663
Bristol-Myers Squibb Co.	119,603	5,345,058
Broadcom Corp. (Class A Stock)	139,585	4,712,390
Brookdale Senior Living, Inc.*	16,066	424,785
Brown-Forman Corp. (Class B Stock)	2,970	200,623
Bruker Corp.*	16,381	264,553
Cablevision Systems Corp. (Class A Stock)	4,510	75,858
Cabot Oil & Gas Corp.	49,167	3,491,840
Camden Property Trust, REIT	12,800	884,992
Cameron International Corp.*	24,428	1,494,016
Capital One Financial Corp.	110,239	6,924,112
Capitol Federal Financial, Inc.	8,530	103,554
CareFusion Corp.*	22,750	838,337
Carlisle Cos., Inc.	95,029	5,921,257
CBL & Associates Properties, Inc., REIT	25,800	552,636
CBRE Group, Inc. (Class A Stock)*	25,500	595,680
CBS Corp. (Class B Stock)	42,182	2,061,434
CDW Corp. De*	4,600	85,652
Celgene Corp.*	27,237	3,184,278
CenterPoint Energy, Inc.(a)	100,735	2,366,265
CenturyLink, Inc.	8,960	316,736
Cerner Corp.*(a)	30,493	2,930,072
Charles Schwab Corp. (The)	119,850	2,544,415
Charter Communications, Inc. (Class A Stock)*	4,024	498,372
Chesapeake Energy Corp.(a)	18,841	383,980
Chevron Corp.	72,320	8,558,349
Chubb Corp. (The)	4,300	363,995
CIGNA Corp.	14,481	1,049,728
Cincinnati Financial Corp.	9,320	427,788
Cinemark Holdings, Inc.	17,120	477,990
Cisco Systems, Inc.	250,674	6,093,885

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Citigroup, Inc.	213,215	$10,227,923
Citrix Systems, Inc.*	9,829	592,984
City National Corp.	4,410	279,462
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	66,840	498,626
Clorox Co. (The).	6,779	563,606
CME Group, Inc.	17,895	1,359,662
CMS Energy Corp.	34,093	926,307
Coach, Inc.	7,931	452,781
Coca-Cola Co. (The)	82,436	3,306,508
Cognizant Technology Solutions Corp. (Class A Stock)*	9,366	586,405
Colgate-Palmolive Co.	11,960	685,188
Colonial Properties Trust, REIT	8,350	201,402
Comcast Corp. (Class A Stock)	142,503	5,968,026
Comcast Corp. (Special Class A Stock)	9,700	384,799
Compass Minerals International, Inc.	13,400	1,132,702
Computer Sciences Corp.	6,859	300,218
ConAgra Foods, Inc.	13,148	459,260
Concho Resources, Inc.*	26,244	2,197,148
ConocoPhillips	52,852	3,197,546
Continental Resources, Inc.*(a)	2,501	215,236
CoreLogic, Inc.*	12,147	281,446
Corning, Inc.	31,603	449,711
Costco Wholesale Corp.	12,920	1,428,564
Crown Holdings, Inc.*	16,046	659,972
CST Brands, Inc.*(a)	1,120	34,507
CSX Corp.	77,467	1,796,460
Cubesmart, REIT	46,700	746,266
Cullen/Frost Bankers, Inc.(a)	11,460	765,184
Cummins, Inc.	3,660	396,964
CVS Caremark Corp.	45,643	2,609,866
D.R. Horton, Inc.(a)	11,933	253,934
Darden Restaurants, Inc.	3,710	187,281
DaVita HealthCare Partners, Inc.*	15,794	1,907,915
DealerTrack Holdings, Inc.*	72,920	2,583,556
Dean Foods Co.*	70,900	710,418
Delta Air Lines, Inc.*	93,053	1,741,022
Devon Energy Corp.	57,780	2,997,626
Digital Realty Trust, Inc., REIT(a)	16,500	1,006,500
DIRECTV*	46,370	2,857,319
Discover Financial Services	9,398	447,721
Discovery Communications, Inc. (Class A Stock)*(a)	19,886	1,535,398
DISH Network Corp. (Class A Stock)	109,704	4,664,614
Douglas Emmett, Inc., REIT	13,900	346,805
Dover Corp.	30,630	2,378,726
Dow Chemical Co. (The)	34,767	1,118,455
Dr. Pepper Snapple Group, Inc.	43,145	1,981,650
Dril-Quip, Inc.*	21,610	1,951,167
Duke Energy Corp.	24,400	1,647,000
Duke Realty Corp., REIT	64,350	1,003,217
Dunkin’ Brands Group, Inc.	15,500	663,710
DuPont Fabros Technology, Inc., REIT(a)	17,859	431,295
Dynegy, Inc.*(a)	6,000	135,300
E.I. du Pont de Nemours & Co.	11,415	599,287
East West Bancorp, Inc.	26,483	728,283
eBay, Inc.*	84,860	4,388,959
Edison International	39,799	1,916,720
Education Realty Trust, Inc., REIT	26,900	275,187

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Eli Lilly & Co.	9,362	$459,861
EMC Corp.	31,883	753,076
Emerson Electric Co.	77,861	4,246,539
Energen Corp.	20,450	1,068,717
Energizer Holdings, Inc.(a)	8,430	847,299
Entercom Communications Corp. (Class A Stock)*(a)	60,247	568,732
EOG Resources, Inc.	3,958	521,189
EQT Corp.	5,510	437,329
Equifax, Inc.	39,769	2,343,587
Equity One, Inc., REIT	19,000	429,970
Equity Residential, REIT	64,700	3,756,482
Essex Property Trust, Inc., REIT	1,800	286,056
Estee Lauder Cos., Inc. (The) (Class A Stock)	7,677	504,916
Exact Sciences Corp.*(a)	88,000	1,224,080
Excel Trust, Inc., REIT	43,700	559,797
Expedia, Inc.	35,784	2,152,408
Extra Space Storage, Inc., REIT	19,450	815,538
Exxon Mobil Corp.	118,566	10,712,438
F5 Networks, Inc.*	3,566	245,341
Family Dollar Stores, Inc.(a)	8,352	520,413
Federal Realty Investment Trust, REIT	2,250	233,280
Fidelity National Financial, Inc. (Class A Stock)	13,736	327,054
Fidelity National Information Services, Inc.	12,600	539,784
Fifth Third Bancorp	54,496	983,653
First Republic Bank	31,353	1,206,463
FleetCor Technologies, Inc.*	35,518	2,887,613
Flowserve Corp.	15,384	830,890
Fluor Corp.	109,720	6,507,493
FMC Corp.	11,430	697,916
FMC Technologies, Inc.*(a)	10,420	580,186
Foot Locker, Inc.	10,376	364,509
Fortune Brands Home & Security, Inc.	82,057	3,178,888
GameStop Corp. (Class A Stock)	7,980	335,399
Gannett Co., Inc.	5,220	127,681
Gap, Inc. (The)	66,571	2,778,008
Generac Holdings, Inc.	48,407	1,791,543
General Growth Properties, Inc., REIT	138,950	2,760,936
General Mills, Inc.	25,926	1,258,189
General Motors Co.*(a)	82,455	2,746,576
Genuine Parts Co.	39,025	3,046,682
Gilead Sciences, Inc.*(a)	127,150	6,511,352
GNC Holdings, Inc. (Class A Stock)	12,322	544,756
Gogo, Inc.	9,500	132,715
Goldman Sachs Group, Inc. (The)	2,745	415,181
Google, Inc. (Class A Stock)*	24,695	21,740,738
Halliburton Co.	12,725	530,887
Hanesbrands, Inc.	38,025	1,955,245
Harley-Davidson, Inc.	61,829	3,389,466
Hartford Financial Services Group, Inc. (The)	112,804	3,487,900
HCP, Inc., MTN, REIT	96,670	4,392,685
HD Supply Holdings, Inc.*	110,400	2,074,416
Health Care REIT, Inc., REIT	16,750	1,122,753
Health Net, Inc.*	9,650	307,063
Henry Schein, Inc.*	3,120	298,740
Hershey Co. (The)	12,871	1,149,123
Hess Corp.	7,019	466,693

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Hewlett-Packard Co.	82,269	$2,040,271
Highwoods Properties, Inc., REIT	22,700	808,347
Home Depot, Inc. (The)	187,376	14,516,019
Honeywell International, Inc.	69,817	5,539,280
Host Hotels & Resorts, Inc., REIT	138,150	2,330,590
Hubbell, Inc. (Class B Stock)	2,510	248,490
Hudson City Bancorp, Inc.	108,046	989,701
Humana, Inc.	53,447	4,509,857
Huntington Bancshares, Inc.	22,456	176,953
IDEX Corp.	8,859	476,703
Illinois Tool Works, Inc.	24,640	1,704,349
Illumina, Inc.*	33,868	2,534,681
Infoblox, Inc.*	38,760	1,134,118
Ingredion, Inc.	3,915	256,902
Intel Corp.	24,629	596,514
IntercontinentalExchange, Inc.*(a)	14,767	2,624,982
International Business Machines Corp.	4,760	909,684
Intuit, Inc.	2,434	148,547
Intuitive Surgical, Inc.*	1,926	975,673
J.B. Hunt Transport Services, Inc.	60,735	4,387,496
J.M. Smucker Co. (The)	3,970	409,505
Jack Henry & Associates, Inc.	11,310	533,040
Jarden Corp.*	4,263	186,506
Johnson & Johnson	167,303	14,364,635
Johnson Controls, Inc.	82,111	2,938,752
Kansas City Southern	7,700	815,892
Kimberly-Clark Corp.	7,385	717,379
Kimco Realty Corp., REIT(a)	100,213	2,147,565
Kinder Morgan, Inc.	43,181	1,647,355
Kirby Corp.*	31,848	2,533,190
KLA-Tencor Corp.	39,215	2,185,452
Kohl’s Corp.	72,951	3,684,755
Kraft Foods Group, Inc.	9,510	531,324
Kroger Co. (The)	13,273	458,449
L Brands, Inc.	12,171	599,422
Lam Research Corp.*(a)	109,622	4,860,640
Las Vegas Sands Corp.	33,730	1,785,329
Legg Mason, Inc.(a)	45,720	1,417,777
Lennar Corp. (Class A Stock)(a)	7,453	268,606
Liberty Global PLC*	14,364	1,064,085
Liberty Global PLC (Class C Stock)*	1,911	129,738
Liberty Property Trust, REIT	15,800	583,968
Lincoln National Corp.	10,751	392,089
LinkedIn Corp. (Class A Stock)*	29,791	5,311,735
Loews Corp.	105,570	4,687,308
Lorillard, Inc.(a)	11,587	506,120
Lowe’s Cos., Inc.	46,487	1,901,318
Lululemon Athletica, Inc.*(a)	43,256	2,834,133
M&T Bank Corp.(a)	50,269	5,617,561
Macerich Co. (The), REIT(a)	15,700	957,229
Mack-Cali Realty Corp., REIT(a)	20,350	498,371
Macy’s, Inc.	11,532	553,536
Madison Square Garden Co. (The) (Class A Stock)*	4,780	283,215
Marathon Oil Corp.	13,342	461,366
Marathon Petroleum Corp.	15,247	1,083,452
Marriott International, Inc. (Class A Stock)	88,990	3,592,526
Marsh & McLennan Cos., Inc.	47,129	1,881,390
Martin Marietta Materials, Inc.	8,080	795,234
Masco Corp.	128,016	2,495,031

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
MasterCard, Inc. (Class A Stock)	10,380	$5,963,310
McDonald’s Corp.	12,064	1,194,336
McGraw Hill Financial, Inc.(a)	12,002	638,386
McKesson Corp.	20,220	2,315,190
Medtronic, Inc.	7,277	374,547
Merck & Co., Inc.	122,956	5,711,306
MetLife, Inc.	130,144	5,955,390
Mettler-Toledo International, Inc.*(a)	2,689	541,027
MGM Resorts International*	30,310	447,982
Microsoft Corp.	308,062	10,637,380
Mohawk Industries, Inc.*	11,624	1,307,584
Molex, Inc.	13,460	394,916
Mondelez International, Inc. (Class A Stock)	80,744	2,303,626
Monsanto Co.	8,337	823,696
Moody’s Corp.	56,508	3,443,032
Morgan Stanley	125,652	3,069,678
MSC Industrial Direct Co., Inc. (Class A Stock)	35,371	2,739,838
Mylan, Inc.*	14,109	437,802
National Bank Holdings Corp.	31,700	624,490
National Healthcare Corp.	20,500	979,900
National Oilwell Varco, Inc.	8,530	587,717
NetApp, Inc.*	10,717	404,888
News Corp.	15,435	506,577
NextEra Energy, Inc.(a)	48,438	3,946,728
Nielsen Holdings NV	11,547	387,864
NiSource, Inc.	59,407	1,701,416
Noble Energy, Inc.	7,941	476,778
Nordstrom, Inc.(a)	8,450	506,493
Norfolk Southern Corp.	7,176	521,336
Northeast Utilities	39,413	1,656,134
Northern Trust Corp.	45,490	2,633,871
Northrop Grumman Corp.	6,352	525,946
NuStar GP Holdings LLC	34,228	914,914
NV Energy, Inc.	5,104	119,740
Occidental Petroleum Corp.	23,107	2,061,837
Oceaneering International, Inc.	34,344	2,479,637
Ocwen Financial Corp.*	17,400	717,228
Old Dominion Freight Line, Inc.*	40,370	1,680,199
Old Republic International Corp	91,910	1,182,882
ON Semiconductor Corp.*	35,494	286,792
Onyx Pharmaceuticals, Inc.*	48,942	4,249,145
OpenTable, Inc.*(a)	22,735	1,453,903
Oracle Corp.	44,944	1,380,680
O’Reilly Automotive, Inc.*	33,679	3,792,929
PACCAR, Inc.	86,234	4,627,316
Pall Corp.	54,650	3,630,399
Palo Alto Networks, Inc.*	28,353	1,195,362
PBF Energy, Inc.(a)	45,108	1,168,297
Pennsylvania Real Estate Investment Trust, REIT	37,800	713,664
People’s United Financial, Inc.(a)	89,630	1,335,487
PepsiCo, Inc.	28,376	2,320,873
PetSmart, Inc.	30,337	2,032,276
Pfizer, Inc.	279,734	7,835,350
Philip Morris International, Inc.	37,222	3,224,170
Phillips 66	48,595	2,862,731
Plains All American Pipeline LP	7,140	398,483
PNC Financial Services Group, Inc. (The)	47,333	3,451,522
Post Properties, Inc., REIT	12,100	598,829

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
PPG Industries, Inc.	27,368	$4,006,949
Precision Castparts Corp.	14,947	3,378,171
priceline.com, Inc.*	6,147	5,084,368
Principal Financial Group, Inc.	9,513	356,262
Procter & Gamble Co. (The)	82,318	6,337,663
ProLogis, Inc., REIT	98,768	3,725,529
Public Storage, REIT	15,650	2,399,615
Pulte Group, Inc.*	17,411	330,287
PVH Corp.	3,310	413,915
QEP Resources, Inc.	50,980	1,416,224
QUALCOMM, Inc.	55,357	3,381,206
Questar Corp.	10,221	243,771
Range Resources Corp.	4,935	381,574
Rayonier, Inc., REIT(a)	25,660	1,421,307
Red Hat, Inc.*	38,847	1,857,664
Regal-Beloit Corp.	6,375	413,355
Regency Centers Corp., REIT	28,724	1,459,466
Regeneron Pharmaceuticals, Inc.*(a)	17,893	4,023,778
Republic Services, Inc.	3,525	119,639
Rexnord Corp.*	11,050	186,193
RLJ Lodging Trust, REIT	14,450	324,981
Rock-Tenn Co. (Class A Stock)	21,110	2,108,467
Ross Stores, Inc.	45,738	2,964,280
Rush Enterprises, Inc. (Class A Stock)*	45,290	1,120,927
Ryder System, Inc.	6,966	423,463
salesforce.com, Inc.*(a)	50,520	1,928,854
SanDisk Corp.*	7,959	486,295
Sempra Energy	71,544	5,849,437
Sherwin-Williams Co. (The)	34,996	6,180,294
Sigma-Aldrich Corp.	5,110	410,640
Signature Bank*	23,742	1,971,061
Silgan Holdings, Inc.	8,731	410,008
Simon Property Group, Inc., REIT	51,497	8,132,406
Sirona Dental Systems, Inc.*	6,472	426,375
SL Green Realty Corp., REIT	15,300	1,349,307
SM Energy Co.	6,719	403,006
Snap-on, Inc.	15,224	1,360,722
SolarWinds, Inc.*	7,102	275,629
Sotheby’s(a)	32,390	1,227,905
Southern Co. (The)	40,000	1,765,200
Southwest Airlines Co.	33,851	436,339
Southwestern Energy Co.*	24,350	889,505
Splunk, Inc.*	37,392	1,733,493
SPX Corp.	10,161	731,389
Staples, Inc.	22,579	358,103
Starbucks Corp.	29,531	1,933,985
Starwood Hotels & Resorts Worldwide, Inc.	10,325	652,437
State Street Corp.	52,342	3,413,221
Stericycle, Inc.*	5,130	566,506
Sunstone Hotel Investors, Inc., REIT*	25,500	308,040
SunTrust Banks, Inc.	60,851	1,921,066
SVB Financial Group*	4,845	403,685
Symantec Corp.	17,056	383,248
Synopsys, Inc.*	10,983	392,642
T. Rowe Price Group, Inc.	66,456	4,861,256
Target Corp.	51,707	3,560,544
TD Ameritrade Holding Corp.	21,958	533,360
Telephone & Data Systems, Inc.	5,140	126,701
Teradata Corp.*(a)	1,031	51,787
Tesla Motors, Inc.*(a)	13,835	1,486,294

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Texas Instruments, Inc.	81,144	$2,829,491
Thermo Fisher Scientific, Inc.	4,328	366,279
Tiffany & Co.	6,566	478,267
Time Warner Cable, Inc.	38,395	4,318,670
Time Warner, Inc.	133,840	7,738,629
TJX Cos., Inc. (The)	73,148	3,661,789
T-Mobile US, Inc.	17,160	425,740
Tractor Supply Co.	4,737	557,119
Travelers Cos., Inc. (The)	45,786	3,659,217
TripAdvisor, Inc.*(a)	3,905	237,697
Tupperware Brands Corp.	3,940	306,099
U.S. Bancorp	85,330	3,084,679
UDR, Inc., REIT	27,400	698,426
Under Armour, Inc. (Class A Stock)*(a)	5,300	316,463
Union Pacific Corp.	41,584	6,415,580
United Parcel Service, Inc. (Class B Stock)	8,190	708,271
United Technologies Corp.	111,252	10,339,761
UnitedHealth Group, Inc.	111,498	7,300,889
Universal Health Services, Inc. (Class B Stock)	5,758	385,556
Unum Group	88,193	2,590,229
Urban Outfitters, Inc.*	12,178	489,799
Ventas, Inc., REIT	49,116	3,411,597
Verizon Communications, Inc.	64,260	3,234,848
Vertex Pharmaceuticals, Inc.*	45,987	3,672,981
VF Corp.	25,554	4,933,456
Visa, Inc. (Class A Stock)	42,160	7,704,740
VMware, Inc. (Class A Stock)*(a)	8,973	601,101
Vornado Realty Trust, REIT	32,949	2,729,824
W.R. Berkley Corp.	29,860	1,220,080
W.W. Grainger, Inc.	7,059	1,780,139
Wabtec Corp.	6,456	344,944
Walgreen Co.	48,020	2,122,484
Walt Disney Co. (The)	71,177	4,494,827
Walter Energy, Inc.(a)	7,604	79,082
Watsco, Inc.	15,020	1,261,079
Weingarten Realty Investors, REIT	10,850	333,855
Wells Fargo & Co.	427,087	17,625,881
Westar Energy, Inc.	12,733	406,947
Weyerhaeuser Co.*	1,075	54,836
Whirlpool Corp.	3,031	346,625
WhiteWave Foods Co. (Class A Stock)*(a)	33,252	540,345
WhiteWave Foods Co. (Class B Stock)*	25,794	392,062
Whole Foods Market, Inc.	19,520	1,004,890
Williams Cos., Inc. (The)	90,649	2,943,373
Williams-Sonoma, Inc.(a)	94,186	5,264,056
Wisconsin Energy Corp.	8,704	356,777
Wolverine World Wide, Inc.	40,830	2,229,726
Workday, Inc. (Class A Stock)*	27,551	1,765,744
Wynn Resorts Ltd.	4,620	591,360
Xcel Energy, Inc.	62,807	1,779,950
Xerox Corp.	43,628	395,706
Xilinx, Inc.	74,716	2,959,501
Yahoo!, Inc.*	16,886	424,007
Yum! Brands, Inc.	26,020	1,804,227
Zions Bancorporation(a)	8,480	244,902

		902,765,707

TOTAL COMMON STOCKS
(cost $1,369,440,562)		1,473,254,444

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

PREFERRED STOCKS — 1.1%	Shares	Value (Note 2)
Brazil — 0.4%
Banco do Estado do Rio Grande do Sul SA (PRFC B)	103,470	691,392
Companhia de Bebidas das Americas, ADR (PRFC)	123,238	4,602,939
Itau Unibanco Holding SA, ADR (PRFC),	298,004	3,850,212
Vale SA, ADR (PRFC)	64,220	780,915

		9,925,458

Cayman Islands
Xlit Ltd., Series D(g)	235	203,055

Germany — 0.3%
Henkel AG & Co. KGaA, (PRFC)	17,820	1,673,463
Volkswagen AG, (PRFC)	22,036	4,450,888

		6,124,351

Luxembourg
ArcelorMittal, Series MTUS, CVT, 6.000%	28,186	529,051

United Kingdom
AngloGold Ashanti Holdings Finance PLC, CVT, 6.000%	3,950	67,979

United States — 0.4%
Ally Financial, Inc., 144A, 7.000%	395	375,460
CBL & Associates Properties, Inc., Series D, 7.375%	31,000	784,300
Citigroup Capital XIII, 7.875%(c)	2,300	64,055
Cliffs Natural Resources, Inc., 7.000%	15,835	280,913
CommonWealth REIT, Series E, 7.250%	35,000	878,500
CubeSmart, Series A, 7.750%	32,500	843,050
DDR Corp., Series H, 7.375%	3,756	94,276
Duke Realty Corp., Series K, 6.500%	8,950	223,392
General Growth Properties, Inc., Series A, 6.375%	9,800	227,164
General Motors Co., Series B, CVT, 4.750%	7,000	337,120
Glimcher Realty Trust, 6.875%	40,000	985,600
Glimcher Realty Trust, Series G, 8.125%	22,651	567,634
Glimcher Realty Trust, Series H, 7.500%	7,700	193,809
Goldman Sachs Group, Inc. (The), Series J, 5.500%	15,000	362,100
Lucent Technologies Capital Trust I, CVT, 7.750%	685	654,175
MetLife, Inc., CVT, 5.000%	3,000	164,370
NextEra Energy, Inc., CVT, 5.889%	9,540	529,852
NextEra Energy, Inc., CVT, 5.599%	8,725	492,090
PPL Corp., CVT, 8.750%	8,500	459,170
Saul Centers, Inc., Series C, 6.785%	23,550	600,525
Stanley Black & Decker, Inc., CVT, 4.750%	2,000	258,280
Strategic Hotels & Resorts, Inc., Series C, 8.250%	28,000	669,200
Taubman Centers, Inc., Series J, 6.500%	14,300	355,069

		10,400,104

TOTAL PREFERRED STOCKS (cost $28,508,593)		27,249,998

RIGHTS*	Units
France
Groupe FNAC, expiring 05/15/15	10,754	28,038

RIGHTS* (continued)	Units	Value (Note 2)
Spain
Repsol SA, expiring 07/05/13	97,677	$54,416

TOTAL RIGHTS (cost $93,956)		82,454

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.2%
ABFC 2004-OPT2 Trust,
Series 2004-OPT2, Class M2
1.693%(c)	07/25/33	C	$724	$648,840
ABFC 2004-OPT3 Trust,
Series 2004-OPT3, Class A4
0.973%(c)	11/25/33	A2	531	489,803
ACE Securities Corp.,
Series 2003-OP1, Class M1
1.243%(c)	12/25/33	Ba3	156	143,584
Series 2003-OP1, Class M2
2.443%(c)	12/25/33	Ca	946	870,625
Series 2004-0P1, Class M2
1.768%(c)	04/25/34	Caa3	1,181	1,054,515
Series 2004-HE3, Class M3
1.273%(c)	11/25/34	Ca	345	288,802
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class A3
0.670%	06/08/17	AAA(d)	373	372,389
Series 2012-5, Class A3
0.620%	06/08/17	AAA(d)	213	212,574
Series 2013-1, Class A3
0.610%	10/10/17	AAA(d)	325	322,730
Ameriquest Mortgage Securities, Inc.,
Series 2003-12, Class M2
2.743%(c)	01/25/34	Ca	718	620,592
Series 2004-R1, Class M2
1.063%(c)	02/25/34	Caa1	2,298	1,958,121
Argent Securities, Inc.,
Series 2003-W7, Class M2
2.818%(c)	03/25/34	Caa3	517	468,125
Bear Stearns Asset Backed Securities Trust,
Series 2004-AC1, Class A2
1.193%(c)	03/25/34	Baa2	967	880,911
Capital Auto Receivables Asset Trust,
Series 2013-1, Class A2
0.620%	07/20/16	Aaa	870	867,366
CarMax Auto Owner Trust,
Series 2012-3, Class A2
0.430%	09/15/15	Aaa	412	411,502
CarNow Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.160%	10/16/17	AA(d)	941	940,099
Centex Home Equity,
Series 2004-A, Class M1
0.793%(c)	01/25/34	Ba1	1,877	1,702,515
Series 2004-B, Class M2
0.943%(c)	03/25/34	B2	1,377	1,172,870
Series 2005-A, Class M1
0.673%(c)	01/25/35	A1	1,660	1,511,543

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
CFC LLC,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	A3	$441	$439,791
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
0.923%(c)	05/25/34	Ba1	1,935	1,717,645
Chase Funding Trust,
Series 2003-6, Class 2M1
0.943%(c)	11/25/34	B3	1,361	1,254,810
CHEC Loan Trust,
Series 2004-2, Class M3
1.443%(c)	04/25/34	Ca	443	337,800
CNH Equipment Trust,
Series 2012-C, Class A3
0.570%	12/15/17	Aaa	812	809,443
Countrywide Asset-Backed Certificates,
Series 2003-BC6, Class M2
1.918%(c)	10/25/33	Caa2	852	751,958
Series 2004-5, Class M2
1.198%(c)	07/25/34	Caa2	4,141	3,928,642
Series 2004-BC1, Class M3
2.293%(c)	10/25/33	Ca	248	230,617
Series 2004-ECC2, Class M5
2.068%(c)	10/25/34	C	922	779,767
Series 2004-SD2, Class M1, 144A
0.813%(c)	06/25/33	Baa2	785	754,621
Series 2005-11, Class AF3
4.778%(c)	02/25/36	Caa1	996	921,525
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	A1	259	260,573
Series 2012-D, Class A, 144A
1.480%	03/16/20	A1	218	218,102
Series 2013-A, Class A, 144A
1.310%	06/15/20	A1	525	522,601
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	AAA(d)	317	317,647
Equity One ABS, Inc.,
Series 2003-4, Class M1
5.369%	10/25/34	B1	930	926,722
Series 2004-1, Class M2
5.115%	04/25/34	B3	3,566	3,287,581
Series 2004-2, Class M1
5.192%	07/25/34	Ba3	333	320,492
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	AA(d)	301	302,548
Series 2013-1A, Class A, 144A
1.290%	12/15/15	NR	639	636,105
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	AAA(d)	323	321,604
Flagship Credit Auto Trust,
Series 2013-1A, Class A, 144A
1.320%	04/16/18	A+(d)	752	750,408
Ford Credit Auto Owner Trust,
Series 2012-D, Class A3
0.510%	04/15/17	AAA(d)	484	482,757

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Fremont Home Loan Trust,
Series 2004-2, Class M2
1.123%(c)	07/25/34	B1	$1,176	$1,089,653
GE Equipment Midticket LLC,
Series 2012-1, Class A2
0.470%	01/22/15	AAA(d)	632	631,920
GSAMP Trust,
Series 2004-FM2, Class M3
2.143%(c)	01/25/34	Caa3	670	630,915
Series 2004-NC2, Class M1
1.243%(c)	10/25/34	BB-(d)	1,048	897,533
Series 2007-SEA1, Class A, 144A
0.493%(c)	12/25/36	Ba2	751	656,698
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2, Class A1, 144A
1.340%	10/15/43	AAA(d)	163	162,935
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	AAA(d)	171	171,154
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	AAA(d)	389	383,904
Home Equity Asset Trust,
Series 2004-6, Class M2
1.093%(c)	12/25/34	B2	511	466,102
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-C, Class M2
0.793%(c)	03/25/35	B3	1,931	1,799,921
Honda Auto Receivables Owner Trust,
Series 2013-1, Class A3
0.480%	11/21/16	AAA(d)	993	988,120
Huntington Auto Trust,
Series 2012-2, Class A2
0.380%	09/15/15	Aaa	399	399,163
Hyundai Auto Receivables Trust,
Series 2013-A, Class A3
0.560%	07/17/17	Aaa	1,040	1,037,104
John Deere Owner Trust,
Series 2012-B, Class A3
0.530%	07/15/16	Aaa	1,545	1,543,501
Lake Country Mortgage Loan Trust,
Series 2006-HE1, Class A4, 144A
0.563%(c)	07/25/34	Aaa	1,288	1,270,050
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.504%(c)	11/25/35	B3	4,407	3,592,351
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
1.033%(c)	07/25/31	Caa2	1,194	1,024,980
Series 2003-4, Class M2
2.818%(c)	08/25/33	Caa3	257	235,966
Series 2004-1, Class M3
1.243%(c)	02/25/34	B3	2,488	2,257,696
MASTR Asset Backed Securities Trust,
Series 2003-NC1, Class M5
6.193%(c)	04/25/33	Caa3	357	347,315
Series 2005-NC1, Class M2
0.943%(c)	12/25/34	Ba3	1,963	1,797,615
Mercedes-Benz Auto Lease Trust,
Series 2013-1A, Class A3
0.590%	02/15/16	AAA(d)	1,282	1,278,089

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust,
Series 2012-1, Class A3
0.470%	10/17/16	Aaa	$2,077	$2,073,385
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC2, Class M2
1.993%(c)	12/25/33	C	449	352,044
Series 2004-WMC2, Class M1
1.108%(c)	07/25/34	Ba3	1,122	1,051,243
Nationstar Mortgage LLC,
Series 2004-1, Class A3
0.693%(c)	07/25/34	Baa2	779	727,248
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
2.923%(c)	10/25/33	B3	1,900	1,838,994
Series 2003-6, Class M1
1.273%(c)	01/25/34	Ba3	1,114	1,012,659
Series 2003-B, Class M2
2.668%(c)	11/25/33	Caa2	618	571,047
Option One Mortgage Loan Trust,
Series 2003-1, Class M2
3.118%(c)	02/25/33	Ca	370	348,022
Series 2003-2, Class M1
1.168%(c)	04/25/33	B1	1,325	1,111,714
Series 2003-3, Class M1
1.168%(c)	06/25/33	B1	1,218	1,099,231
Series 2004-2, Class M2
1.768%(c)	05/25/34	Caa3	343	302,565
RAMP Trust,
Series 2004-RS9, Class MII1
1.168%(c)	09/25/34	B3	1,538	1,501,794
RASC Trust,
Series 2005-KS2, Class M1
0.623%(c)	03/25/35	Ba3	1,503	1,328,374
Renaissance Home Equity Loan Trust,
Series 2003-2, Class M2A
2.193%(c)	08/25/33	Ca	557	471,706
Series 2003-3, Class A
0.693%(c)	12/25/33	A2	236	236,681
Series 2003-3, Class M1
0.923%(c)	12/25/33	Ba3	1,770	1,654,111
Series 2004-1, Class AV3
0.663%(c)	05/25/34	A3	1,182	1,055,554
Santander Drive Auto Receivables Trust,
Series 2012-6, Class A2
0.470%	09/15/15	Aaa	1,073	1,072,483
Saxon Asset Securities Trust,
Series 2003-2, Class M2
2.818%(c)	06/25/33	Ca	655	561,554
Series 2004-2, Class MV2
1.993%(c)	08/25/35	Ba2	851	782,094
SNAAC Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.140%	07/16/18	AA(d)	278	277,284
Springleaf Funding Trust,
Series 2013-AA, Class A, 144A
2.580%	09/15/21	A(d)	500	500,937
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42(g)	NR	353	353,034

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
1.618%(c)	04/25/33	BB(d)	$525	$523,118
Series 2003-BC10, Class A4
1.193%(c)	10/25/33	A+(d)	971	899,903
Series 2003-BC11, Class M2
2.743%(c)	10/25/33	CCC(d)	1,574	1,476,994
Series 2004-8, Class M2
1.123%(c)	09/25/34	B3	574	531,359
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	Aaa	545	543,068
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%	07/20/15	Aaa	362	361,412
Wells Fargo Home Equity Trust,
Series 2004-2, Classs M8A, 144A
3.193%(c)	10/25/34	CC(d)	525	394,287

TOTAL ASSET-BACKED SECURITIES (cost $81,348,241)				82,887,849

BANK LOANS(c) — 0.2%
United States
Alcatel-Lucent USA Inc.,
U.S. Term Loan
7.250%	01/31/19	B1	72	72,207
Arch Coal, Inc.,
Term Loan
5.750%	05/16/18	Ba3	25	24,680
Arizona Chemical U.S., Inc.,
Term Loan
5.250%	12/22/17	Ba3	85	85,812
Avaya, Inc.,
Term Loan B-3
4.773%	10/26/14	B1	247	216,170
Caesars Entertainment Operating Co., Inc.,
Term Loan B-6
5.443%	01/28/18	B3	319	281,831
Carestream Health, Inc.,
Term Loan
5.000%	05/20/19	B1	25	24,683
CCM Merger, Inc.,
Term Loan
5.000%	03/01/16	B2	94	94,842
CDW Corp.,
Term Loan
3.500%	04/25/20	Ba3	100	98,563
Ceridian Corp.,
Extended U.S. Term Loan
5.942%	05/30/17	B1	100	99,937
Clear Channel Communications,
Tranche Term Loan B
6.950%	01/29/16	Caa1	139	127,006
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.850%	01/29/16	Caa1	279	254,159
Cricket Communications, Inc.,
Term Loan
4.750%	03/01/20	Ba3	105	103,983

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
United States (continued)
DuPont Performance Coatings,
Initial Term Loan B
4.750%	01/17/20	B1	$75	$75,087
Edwards Ltd.,
Initial Term Loan (First Lien)
4.750%	03/30/20	B2	77	76,419
First Data Corp.,
2018 Dollar Term Loan
4.193%	03/23/18	B1	190	185,013
FMG Resources Pty Ltd.,
Term Loan
5.250%	10/12/17	Ba1	154	152,804
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
5.000%	01/30/20	B1	60	59,316
Gymboree Corp.,
Term Loan 2011
5.000%	02/23/18	B2	218	209,427
Interactive Data Corp.,
Term Loan B
3.750%	02/11/18	Ba3	100	99,375
IntraWest Holdings S.A.R.L.,
Term Loan (First Lien)
7.000%	12/03/17	B+(d)	50	50,082
La Frontera Generation,
Term Loan
4.500%	09/30/20	B1	81	80,321
Lawson,
Tranche Term Loan B-2
5.250%	04/05/18	Ba3	68	67,795
McGraw Hill Global Education, LLC.,
Term Loan B
9.000%	02/15/19	B2	45	44,091
Navios Maritime Partners,
Term Loan
4.750%	06/28/18	Ba3	35	34,563
NFR Energy LLC,
Term Loan (Second Lien)
8.750%	01/18/18	Caa1	100	99,500
Noranda Aluminum Acquisition Corp.,
Term Loan
5.750%	02/28/19	B1	70	68,080
Ozburn-Hessey Logistics,
Term Loan
6.750%	05/22/19	B2	15	15,250
R.H. Donnelley, Inc.,
Term Loan
9.750%	10/24/14	CCC+(d)	103	77,931
RedPrairie,
Loan
6.750%	12/14/18	B1	114	114,047
Reynolds Group Holdings, Inc.,
U.S. Term Loan
4.750%	09/28/18	B1	132	132,614
Rice Energy,
Term Loan
8.500%	09/30/18(g)	NR	27	26,948

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
United States (contined)
Rite Aid Corp.,
Term Loan (Second Lien)
5.250%	06/21/21	B3	$189	$188,181
5.750%	08/21/20	B3	30	30,375
ROC Finance LLC,
Funded Term Loan B
5.750%	05/22/19	B1	85	84,859
Scientific Games International,
Term Loan
4.250%	09/30/20	Ba2	80	78,871
SourceHOV LLC,
Term Loan (Second Lien)
8.750%	04/30/19	Caa1	31	31,186
Stallion Oilfield,
Term Loan
8.000%	06/11/18	B3	50	50,412
Station Casinos,
Term Loan
5.000%	03/01/20	B1	110	109,588
Summit Materials LLC,
Term Loan
5.000%	01/30/19	B1	84	83,928
SUPERVALU, Inc.,
New Term Loan
5.000%	03/18/19	B1	263	260,752
Syniverse Holdings, Inc.,
Initial Term Loan 2013
4.000%	04/23/19	B1	110	109,450
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Non-Extending)
4.748%	10/10/17	Caa3	550	383,213
Tronox Finance LLC,
New Term Loan
4.500%	03/20/20	Ba2	30	30,095
Univision Communications, Inc.,
Converted Extended First-Lien Term Loan
4.500%	02/20/20	B2	468	463,545
Visant Corp.,
Tranche Term Loan B
5.250%	12/22/16	B1	97	92,354
Walter Investment Management Corp.,
Tranche Term Loan B
5.750%	11/30/17	B2	84	84,256
Wild Horse Resources LLC,
Term Loan
6.750%	05/28/19	B1	69	68,142

TOTAL BANK LOANS (cost $5,316,063)				5,301,743

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 0.8%
A10 Securitization LLC,
Series 2013-1A, Class A, 144A
2.400%	11/15/25	NR	672	666,023
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	AAA(d)	1,030	967,343

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AM
5.582%(c)	09/11/41	A(d)	$905	$988,712
Series 2007-PW16, Class AM
5.905%(c)	06/11/40	A2	530	588,631
Series 2007-PW17, Class AMFL, 144A
0.889%(c)	06/11/50	BBB-(d)	855	811,765
CD Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.392%(c)	07/15/44	A3	765	800,790
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-10, Class 12A1
5.250%	11/25/20	Caa1	190	192,291
Series 2005-C1, Class AJ
5.075%(c)	02/15/38	Aa2	330	340,461
CW Capital Cobalt Ltd.,
Series 2006-C1, Class AM
5.254%	08/15/48	BB+(d)	685	717,403
DBRR Trust,
Series 2012-EZ1, Class A, 144A
0.946%	09/25/45	Aaa	272	272,967
Fannie Mae-Aces,
Series 2011-M1, Class A3
3.763%	06/25/21	Aaa	1,100	1,139,300
Series 2012-M8, Class ASQ3
1.801%	12/25/19	Aaa	770	748,616
Series 2013-M7, Class A2
2.280%	01/25/23	Aaa	902	839,119
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class AM
6.056%(c)	07/10/38	Aa3	860	939,680
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP8, Clas A4
5.399%	05/15/45	Aaa	400	439,368
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AM
5.455%	02/15/40	BB-(d)	780	848,186
Series 2007-C2, Class A3
5.430%	02/15/40	A-(d)	1,000	1,096,875
Series 2007-C6, Class A4
5.858%(c)	07/15/40	Aaa	540	598,009
Series 2007-C7, Class A3
5.866%(c)	09/15/45	AA-(d)	518	577,905
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49	A+(d)	650	728,005
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class AM
5.378%(c)	11/14/42	Aaa	120	127,946
Series 2006-HQ10, Class AM
5.360%	11/12/41	A2	1,000	1,086,589
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	BBB(d)	1,455	1,588,725
Morgan Stanley Capital I, Inc.,
Series 2006-IQ12, Class AM
5.370%	12/15/43	BBB(d)	685	741,660

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
NorthStar Mortgage Trust,
Series 2012-1, Class A, 144A
1.393%(c)	08/25/29	Aaa		$359	$357,913
VNO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	AAA(d)		505	470,776
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.466%(c)	12/15/44	Aaa		1,200	1,298,645
Series 2006-C27, Class A3
5.765%(c)	07/15/45	Aaa		535	577,641

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,209,465)					20,551,344

CONVERTIBLE BONDS — 3.5%
Australia
Paladin Energy Ltd.,
Sr. Unsec’d. Notes
3.625%	11/04/15	NR		400	340,000
6.000%	04/30/17	NR		200	174,500

					514,500

Austria — 0.1%
Steinhoff Finance Holding GmbH,
Gtd. Notes
4.500%	03/31/18	NR	EUR	300	380,926
5.000%	05/22/16	NR	EUR	750	1,027,484

					1,408,410

Belgium — 0.1%
Groupe Bruxelles Lambert SA,
Sr. Unsec’d. Notes
0.125%	09/21/15	NR	EUR	1,600	2,209,044
Nyrstar,
Sr. Unsec’d. Notes
7.000%	07/10/14	NR	EUR	200	265,145

					2,474,189

British Virgin Islands — 0.1%
Billion Express Investments Ltd.,
Gtd. Notes
0.750%	10/18/15	NR		1,200	1,210,800
Wharf Finance 2014 Ltd.,
Gtd. Notes
2.300%	06/07/14	NR	HKD	6,000	788,094

					1,998,894

Cayman Islands — 0.1%
Agile Property Holdings Ltd.,
Sr. Sec’d. Notes
4.000%	04/28/16	NR		1,100	1,102,750
China Overseas Finance Investment Cayman Ltd.,
Gtd. Notes
9.060%(s)	05/14/14	NR		300	423,000
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
1.210%(s)	02/26/18	NR		750	813,000

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Cayman Islands (continued)
Shui On Land Ltd.,
Sr. Unsec’d. Notes
4.500%	09/29/15	NR	CNY	2,100	$340,562
TPK Holding Co Ltd.,
Sr. Unsec’d. Notes
0.775%	04/20/14	NR		400	393,500

					3,072,812

Finland — 0.1%
Solidium Oy,
Sr. Unsec’d. Notes
0.500%	09/29/15	NR	EUR	1,100	1,454,716

France — 0.4%
Air France-KLM,
Gtd. Notes
2.030%	04/01/15	NR	EUR	204	2,606,287
AXA SA,
Sub. Notes
3.750%	01/01/17	A3	EUR	100	352,446
BNP Paribas SA,
Sr. Unsec’d. Notes
0.250%	09/21/15	NR	EUR	1,000	1,368,417
Faurecia,
Sr. Unsec’d. Notes
3.250%	01/01/18	B3	EUR	1,763	513,000
Misarte,
Sr. Unsec’d. Notes
3.250%	01/01/16	NR	EUR	300	695,950
Peugeot SA,
Sr. Unsec’d. Notes
4.450%	01/01/16	B1	EUR	50	1,631,815
SOITEC,
Sr. Unsec’d. Notes
6.250%	09/09/14	NR	EUR	31	345,817
Technip SA,
Sr. Unsec’d. Notes
0.250%	01/01/17	BBB+(d)	EUR	1,293	1,796,744
Unibail-Rodamco SE,
Sr. Unsec’d. Notes, REIT
0.750%	01/01/18	A(d)	EUR	562	1,763,294

					11,073,770

Germany — 0.1%
Adidas AG,
Sr. Unsec’d. Notes
0.250%	06/14/19	NR	EUR	600	961,315
Deutsche Post AG,
Sr. Unsec’d. Notes
0.600%	12/06/19	Baa1	EUR	800	1,191,888
TUI AG,
Sr. Unsec’d. Notes
2.750%	03/24/16	NR	EUR	13	1,091,321

					3,244,524

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Hong Kong
Hong Kong Exchanges and Clearing Ltd.,
Gtd. Notes
0.500%	10/23/17	NR		$600	$614,250

India — 0.1%
Tata Steel Ltd.,
Sr. Unsec’d. Notes
4.500%	11/21/14	NR		1,100	1,101,375

Italy
Eni SpA,
Sr. Unsec’d. Notes
0.625%	01/18/16	A(d)	EUR	500	656,614

Japan — 0.3%
Aeon Co Ltd.,
Sr. Unsec’d. Notes
0.300%	11/22/13	BBB+(d)	JPY	48,000	691,107
Asahi Glass Co. Ltd.,
Sr. Unsec’d. Notes
1.200%(s)	11/14/14	NR	JPY	35,000	357,305
Asahi Group Holdings Ltd.,
Sr. Unsec’d. Notes
1.550%(s)	05/26/28	NR	JPY	75,000	953,380
Bank of Kyoto Ltd. (The),
Sub. Notes
5.230%(s)	03/31/14	NR	JPY	89,000	933,253
Fukuyama Transporting Co. Ltd.,
Sr. Unsec’d. Notes
5.180%(s)	03/22/17	NR	JPY	60,000	734,120
IHI Corp.,
Sr. Unsec’d. Notes
11.550%(s)	03/29/16	NR	JPY	30,000	422,414
Kadokawa Group Holdings, Inc.,
Sr. Unsec’d. Notes
1.000%	12/18/14	NR	JPY	15,000	189,995
Nagoya Railroad Co. Ltd.,
Sr. Unsec’d. Notes
0.500%	03/31/15	NR	JPY	9,000	109,800
Nidec Corp.,
Sr. Unsec’d. Notes
1.900%(s)	09/18/15	NR	JPY	105,000	1,101,822
Nippon Meat Packers, Inc.,
Sr. Unsec’d. Notes
25.630%(s)	03/03/14	NR	JPY	50,000	606,725
Nomura Research Institute Ltd.,
Sr. Unsec’d. Notes
4.720%(s)	03/31/14	NR	JPY	54,000	562,160
Sawai Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
11.470%(s)	09/17/15	NR	JPY	33,000	433,379
Sekisui House Ltd.,
Sr. Unsec’d. Notes
12.210%(s)	07/05/16	NR	JPY	20,000	298,599
Takashimaya Co. Ltd.,
Sr. Unsec’d. Notes
18.220%(s)	11/14/14	NR	JPY	21,000	278,486
Toray Industries, Inc.,
Sr. Unsec’d. Notes
1.860%(s)	03/12/14	NR	JPY	35,000	355,5407

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Japan (continued)
Yamato Holdings Co. Ltd.,
Sr. Unsec’d. Notes
8.930%(s)	03/07/16	NR	JPY	50,000	$647,560

					8,675,645

Luxembourg — 0.2%
GBL Verwaltung SA,
Gtd. Notes
1.250%	02/07/17	NR	EUR	900	1,217,283
Glencore Finance Europe SA,
Gtd. Notes
5.000%	12/31/14	BBB(d)		1,400	1,535,800
Subsea 7 SA,
Sr. Unsec’d. Notes
1.000%	10/05/17	NR		1,400	1,344,700

					4,097,783

Mexico — 0.1%
Cemex SAB de CV,
Sub. Notes
3.250%	03/15/16	NR		700	849,625
4.875%	03/15/15	NR		500	571,875

					1,421,500

Netherlands — 0.2%
Lukoil International Finance BV,
Gtd. Notes
2.625%	06/16/15	BBB(d)		1,700	1,822,400
Siemens Financieringsmaatschappij NV,
Gtd. Notes
1.050%	08/16/17	Aa3		3,000	3,041,700
Volkswagen International Finance NV,
Gtd. Notes, 144A
5.500%	11/09/15	BBB(d)	EUR	600	799,144

					5,663,244

Singapore — 0.1%
CapitaCommercial Trust,
Sr. Unsec’d. Notes
2.500%	09/12/17	NR	SGD	250	210,700
CapitaMall Trust,
Sr. Unsec’d. Notes
2.125%	04/19/14	NR	SGD	250	202,268
Temasek Financial III Pte Ltd.,
Gtd. Notes
2.060%(s)	10/24/14	NR	SGD	1,000	811,598

					1,224,566

South Korea — 0.1%
Lotte Shopping Co. Ltd.,
Sr. Unsec’d. Notes
0.480%(s)	07/05/16	NR	JPY	40,000	400,786
SK Hynix, Inc.,
Sr. Unsec’d. Notes
2.650%	05/14/15	NR		600	671,100
SK Telecom Co. Ltd.,
Sr. Unsec’d. Notes
1.750%	04/07/14	A3		200	265,200

					1,337,086

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CONVERTIBLE BONDS (continued)
Spain
International Consolidated Airlines Group SA,
Sr. Unsec’d. Notes
5.800%	08/13/14	BB(d)	GBP	300	$653,860

Sweden
Industrivarden AB,
Sr. Unsec’d. Notes
1.875%	02/27/17	A-(d)	EUR	500	703,212
2.500%	02/27/15	A-(d)	EUR	150	239,860

					943,072

Taiwan
Hon Hai Precision Industry Co. Ltd.,
Sr. Unsec’d. Notes
1.250%(s)	10/12/13	A-(d)		400	398,200
Pegatron Corp.,
Sr. Unsec’d. Notes
4.030%(s)	02/06/17	NR		200	252,750

					650,950

United Arab Emirates
Aabar Investments PJSC,
Sr. Unsec’d. Notes
4.000%	05/27/16	NR	EUR	700	961,263

United Kingdom — 0.2%
British Land Co. Jersey Ltd.,
Gtd. Notes
1.500%	09/10/17	NR	GBP	800	1,280,647
INTU Jersey Ltd.,
Gtd. Notes
2.500%	10/04/18	NR	GBP	500	798,123
Salamander Energy PLC,
Sr. Unsec’d. Notes
5.000%	03/30/15	NR		100	100,200
Shire PLC,
Sr. Unsec’d. Notes
2.750%	05/09/14	NR		1,100	1,208,900
TUI Travel PLC,
Sr. Unsec’d. Notes
6.000%	10/05/14	NR	GBP	600	1,044,899
Vedanta Resources Jersey Ltd.,
Gtd. Notes
5.500%	07/13/16	BB(d)		1,000	1,007,000

					5,439,769

United States — 1.2%
Air Lease Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	12/01/18	NR		430	531,319
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/17	BBB(d)		350	375,156
Sr. Unsec’d. Notes, 144A
4.750%	01/15/18	BBB(d)		621	648,169
Auxilium Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/18	NR		652	628,773
Boston Properties LP,
Sr. Unsec’d. Notes, REIT, 144A
3.625%	02/15/14	A-(d)		808	834,765

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
United States (continued)
Chesapeake Energy Corp.,
Gtd. Notes
2.500%	05/15/37	Ba3	$129	$121,502
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19	NR	887	940,774
Dendreon Corp.,
Sr. Unsec’d. Notes
2.875%	01/15/16	NR	485	363,750
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
0.750%	07/15/16	NR	415	432,119
Encore Capital Group, Inc.,
Gtd. Notes, 144A
3.000%	07/01/20	NR	317	306,581
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.000%	05/01/14	A-(d)	2	4,537
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
3.000%	12/01/29	Baa2	299	395,614
Hologic, Inc.,
Sr. Unsec’d. Notes
2.000%(c)	12/15/37	B+(d)	570	635,194
Hornbeck Offshore Services, Inc.,
Gtd. Notes, 144A
1.500%	09/01/19	BB-(d)	400	485,000
Iconix Brand Group, Inc.,
Sr. Sub. Notes, 144A
1.500%	03/15/18	NR	303	338,413
Illumina, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	03/15/16	NR	616	666,050
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35(a)	A-(d)	1,315	1,430,884
3.250%	08/01/39(a)	A2	890	1,134,194
Isis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	10/01/19	NR	123	214,866
KB Home,
Gtd. Notes
1.375%	02/01/19(a)	B2	350	363,125
Lam Research Corp.,
Sr. Unsec’d. Notes
0.500%	05/15/16(a)	Baa1	1,383	1,453,879
Lennar Corp.,
Gtd. Notes, 144A
2.000%	12/01/20	Ba3	133	176,724
3.250%	11/15/21	Ba3	515	864,556
Liberty Interactive LLC,
Sr. Unsec’d. Notes, 144A
0.750%	03/30/43	B2	1,514	1,662,463
Medivation, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/17	NR	406	512,321
Meritage Homes Corp.,
Gtd. Notes
1.875%	09/15/32	B1	260	285,350

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
United States (continued)
Micron Technology, Inc.,
Sr. Unsec’d. Notes
1.500%	08/01/31	NR	$182	$279,370
1.875%	06/01/27	Ba3	495	660,206
Sr. Unsec’d. Notes, 144A
1.625%	02/15/33	BB-(d)	171	246,774
2.375%	05/01/32	BB-(d)	172	274,770
Molina Healthcare, Inc.,
Sr. Notes, 144A
1.125%	01/15/20	NR	392	428,995
Molson Coors Brewing Co.,
Gtd. Notes
2.500%	07/30/13	BBB-(d)	180	181,800
Newmont Mining Corp.,
Gtd. Notes
1.250%	07/15/14	BBB+(d)	265	267,650
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41	BBB-(d)	215	303,016
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
2.750%	11/01/31	BB-(d)	367	378,010
Peabody Energy Corp.,
Jr. Sub. Notes
4.750%	12/15/66(a)	Ba3	1,232	855,470
priceline.com, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/18	BBB(d)	712	827,700
Sr. Unsec’d. Notes, 144A
0.350%	06/15/20	BBB(d)	335	315,109
ProLogis LP,
Gtd. Notes, REIT
3.250%	03/15/15	BBB(d)	245	282,822
Prospect Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/18	BBB(d)	281	290,484
5.875%	01/15/19	BBB(d)	461	466,763
Redwood Trust, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/18	NR	523	514,174
Royal Gold, Inc.,
Sr. Unsec’d. Notes
2.875%	06/15/19	NR	356	322,403
salesforce.com, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	04/01/18	BB(d)	940	894,763
Salix Pharmaceuticals Ltd.,
Sr. Notes
1.500%	03/15/19	NR	480	572,700
SanDisk Corp.,
Sr. Unsec’d. Notes
1.500%	08/15/17(a)	BB(d)	1,000	1,333,125
Standard Pacific Corp.,
Gtd. Notes
1.250%	08/01/32	B3	425	542,141
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
4.550%	03/01/18	BB-(d)	758	780,740

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CONVERTIBLE BONDS (continued)
United States (continued)
SunPower Corp.,
Sr. Unsec’d. Notes
4.500%	03/15/15	NR	$162	$189,034
Sunpower Corp.,
Sr. Unsec’d. Notes, 144A
0.750%	06/01/18	NR	263	271,942
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%	02/01/26	A3	450	471,375
United States Steel Corp.,
Sr. Unsec’d. Notes
2.750%	04/01/19(a)	B1	1,006	992,796
WellPoint, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	10/15/42	A-(d)	641	798,045
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	08/15/17	NR	425	514,516
Xilinx, Inc.,
Jr. Sub. Notes
3.125%	03/15/37	BBB-(d)	537	741,060

				30,803,831

TOTAL CONVERTIBLE BONDS (cost $87,561,168)				89,486,623

CORPORATE BONDS — 13.4%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
1.625%	02/24/17	A1	275	273,668
3.250%	11/21/21	A1	235	229,783
6.420%	03/01/26	A1	75	91,796
Bluescope Steel Ltd./Bluescope Steel Finance,
Gtd. Notes, 144A
7.125%	05/01/18(a)	Ba3	21	21,315
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
6.875%	04/01/22	B1	324	314,280
8.250%	11/01/19(a)	B1	700	721,000
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20	A3	300	311,514
7.625%	08/13/19	A3	300	347,916
Nufarm Australia Ltd.,
Gtd. Notes, 144A
6.375%	10/15/19(a)	Ba3	43	42,893
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18	Aaa	400	386,720

				2,740,885

Azerbaijan
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes, MTN
4.750%	03/13/23	Ba1	200	181,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Bahamas
Ultrapetrol Bahamas Ltd.,
First Mortgage
9.000%	11/24/14	B-(d)	$75	$75,113
Sr. Sec’d. Notes, 144A
8.875%	06/15/21	B3	145	145,000

				220,113

Bangladesh
Viking Cruises Ltd.,
Unsec’d. Notes, 144A
8.500%	10/15/22	B3	75	82,125

Bermuda — 0.1%
Aircastle Ltd.,
Sr. Unsec’d. Notes
7.625%	04/15/20	Ba3	400	440,000
9.750%	08/01/18	Ba3	100	109,500
Catlin Insurance Co. Ltd.,
Jr. Sub. Notes, 144A
7.249%(c)	07/29/49(a)(g)	BBB+(d)	200	204,500
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes, 144A
2.875%	01/15/19	Baa2	92	90,756
Seadrill Ltd.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/17(g)	NR	200	197,000
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	Baa2	100	98,864
6.750%	09/15/40	Baa2	60	62,074
9.875%	03/01/39	Baa2	110	149,812

				1,352,506

Brazil
Caixa Economica Federal,
Sr. Unsec’d. Notes, 144A
2.375%	11/06/17	Baa2	220	204,154
3.500%	11/07/22	Baa2	150	126,962

				331,116

British Virgin Islands
CNOOC Finance 2013 Ltd.,
Gtd. Notes
1.125%	05/09/16	Aa3	200	196,760
3.000%	05/09/23	Aa3	254	229,453

				426,213

Canada — 0.5%
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	05/15/25	Baa3	78	77,454
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17	Aa3	58	56,639
1.450%	04/09/18(a)	Aa3	415	400,569
2.550%	11/06/22	Aa3	340	315,519
Bank of Nova Scotia,
Sr. Unsec’d. Notes
1.375%	12/18/17	Aa2	350	339,797

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Barrick Gold Corp.,
Sr. Unsec’d. Notes
3.850%	04/01/22	Baa2	$160	$134,627
5.250%	04/01/42	Baa2	165	126,678
6.950%	04/01/19	Baa2	150	159,113
Bombardier, Inc.,
Sr. Notes, 144A
6.125%	01/15/23	Ba2	68	67,490
Sr. Unsec’d. Notes, 144A
7.750%	03/15/20	Ba2	200	222,000
Brookfield Residential Properties, Inc.,
Gtd. Notes, 144A
6.500%	12/15/20	B2	80	80,600
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
6.125%	07/01/22	B2	47	46,119
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.900%	10/01/15	Aa3	69	69,042
1.550%	01/23/18	Aa3	125	121,747
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
5.700%	05/15/17	Baa1	400	453,636
6.250%	03/15/38	Baa1	150	166,879
Canadian Oil Sands Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	04/01/42	Baa2	240	247,093
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
7.125%	10/15/31	Baa3	285	352,405
Cascades, Inc.,
Gtd. Notes
7.750%	12/15/17	Ba3	47	48,997
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19(a)	Aaa	525	577,643
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22	Baa2	885	842,148
4.450%	09/15/42	Baa2	140	125,524
Cogeco Cable, Inc.,
Gtd. Notes, 144A
4.875%	05/01/20(a)	BB-(d)	24	23,340
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	03/15/17	B2	133	140,647
9.750%	03/15/17	B2	17	17,694
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22	Aa2	150	203,838
9.400%	02/01/21	Aa2	50	70,389
Inmet Mining Corp.,
Gtd. Notes, 144A
7.500%	06/01/21	B1	85	81,387
8.750%	06/01/20	B1	75	76,687
Kodiak Oil & Gas Corp.,
Gtd. Notes
8.125%	12/01/19	B3	350	379,750
Gtd. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
5.500%	01/15/21(a)	B3	$45	$43,875
Masonite International Corp.,
Gtd. Notes, 144A
8.250%	04/15/21	B3	110	118,525
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	11/15/20	B1	63	61,740
Mood Media Corp.,
Gtd. Notes, 144A
9.250%	10/15/20	B3	30	27,450
New Gold, Inc.,
Gtd. Notes, 144A
7.000%	04/15/20	B2	30	30,300
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22	B2	40	38,300
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20	B2	160	171,600
Precision Drilling Corp.,
Gtd. Notes
6.500%	12/15/21(a)	Ba1	130	131,625
Province of Ontario Canada,
Sr. Unsec’d. Notes
2.300%	05/10/16	Aa2	175	181,475
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23	B2	440	429,000
Royal Bank of Canada,
Covered Bonds
1.200%	09/19/17(a)	Aaa	528	515,148
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16(a)	Aa3	545	542,166
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34	Baa1	150	160,843
6.100%	06/01/18	Baa1	810	944,257
6.500%	06/15/38(a)	Baa1	261	300,994
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
5.850%	02/01/37	Baa2	150	153,145
6.250%	02/01/38	Baa2	155	166,468
Taseko Mines Ltd.,
Gtd. Notes
7.750%	04/15/19	B3	35	34,563
Teck Resources Ltd.,
Gtd. Notes
4.500%	01/15/21	Baa2	150	150,681
Telesat Canada/Telesat LLC,
Sr. Unsec’d. Notes, 144A
6.000%	05/15/17	B3	75	76,500
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21	Baa1	405	416,230
5.850%	04/15/40	Baa1	100	108,007
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18(a)	Aa1	669	649,335

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Canada (continued)
Total Capital Canada Ltd.,
Gtd. Notes
0.657%(c)	01/15/16	Aa1	$36	$36,200
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
0.750%	01/15/16	A3	150	148,305
7.250%	08/15/38	A3	125	162,661
Trinidad Drilling Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	01/15/19(a)	B1	100	105,081
VPI Escrow Corp.,
Sr. Unsec’d. Notes
6.750%	08/15/18	B1	119	121,975
7.500%	07/15/21	B1	117	121,095
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	Baa2	180	163,417
6.000%	11/15/41	Baa2	180	161,219

				12,497,631

Cayman Islands — 0.1%
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22	A3	200	183,124
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	Baa2	130	116,439
Petrobras International Finance Co.,
Gtd. Notes
7.875%	03/15/19	A3	220	254,400
Seagate HDD Cayman,
Gtd. Notes
7.000%	11/01/21	Ba1	159	170,130
Shelf Drilling Holdings Ltd.,
Sr. Sec’d. Notes, 144A
8.625%	11/01/18(a)	B1	60	62,400
Transocean, Inc.,
Gtd. Notes
3.800%	10/15/22	Baa3	49	46,675
6.375%	12/15/21	Baa3	255	286,611
UPCB Finance III Ltd.,
Sr. Sec’d. Notes, 144A
6.625%	07/01/20	Ba3	650	672,750
Vale Overseas Ltd.,
Gtd. Notes
4.625%	09/15/20	Baa2	635	627,188

				2,419,717

Chile
Corpbanca SA,
Sr. Unsec’d. Notes
3.125%	01/15/18	Baa1	200	189,521

China
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18	Aa3	200	191,687

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Colombia
Banco Gnb Sudameris SA,
Sr. Unsec’d. Notes, 144A
3.875%	05/02/18	Ba1	$130	$123,500

Costa Rica
Instituto Costarricense De Electricidad,
Sr. Unsec’d. Notes
6.950%	11/10/21	Baa3	200	210,500

Croatia
Hrvatska Elektroprivreda,
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17	Ba2	460	465,750

Curacao
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
3.650%	11/10/21	A3	860	860,079

Dominican Republic
Banco de Reservas de la Republica Dominicana,
Sub. Notes, 144A
7.000%	02/01/23	B2	150	150,000

Finland
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19(a)	Ba3	50	48,625
6.625%	05/15/39	Ba3	44	39,710

				88,335

France — 0.1%
BNP Paribas SA,
Bank Gtd. Notes
5.000%	01/15/21	A2	230	244,549
France Telecom SA,
Sr. Unsec’d. Notes
5.375%	01/13/42	A3	404	400,381
8.500%	03/01/31	A3	120	163,031
Sanofi,
Sr. Unsec’d. Notes
1.250%	04/10/18	A1	460	445,550
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23(a)	Aa1	200	187,400
2.875%	02/17/22	Aa1	100	96,115
Total Capital SA,
Gtd. Notes
4.125%	01/28/21(a)	Aa1	650	692,523

				2,229,549

Georgia
Georgian Railway JSC,
Sr. Unsec’d. Notes, 144A
7.750%	07/11/22	BB-(d)	200	221,463

Germany
Deutsche Bank AG,
Sub. Notes
4.296%(c)	05/24/28(a)	Baa3	330	304,702

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Hungary
Magyar Export-Import Bank RT,
Gov’t. Gtd. Notes, 144A
5.500%	02/12/18	BB(d)		$200	$190,106

Indonesia — 0.1%
Pertamina Persero PT,
Sr. Unsec’d. Notes
5.250%	05/23/21	Baa3		710	702,900
Sr. Unsec’d. Notes, 144A
5.625%	05/20/43	Baa3		200	173,000
6.500%	05/27/41	Baa3		200	193,000

					1,068,900

Ireland — 0.1%
Ardagh Packaging Finance PLC,
Gtd. Notes, 144A
9.125%	10/15/20	B3		450	479,813
Sr. Sec’d. Notes, 144A
7.375%	10/15/17(a)	Ba3		230	245,525
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20(a)	B3		200	192,750
Federal Grid Co. OJS via Federal Grid Finance Ltd.,
Unsec’d. Notes, MTN
8.446%	03/13/19	Baa3	RUB	7,600	225,817
Russian Railways via RZD Capital Ltd.,
Sr. Unsec’d. Notes
5.700%	04/05/22	Baa1		940	972,900
XL Group PLC,
Sr. Unsec’d. Notes
6.375%	11/15/24	Baa2		135	153,220

					2,270,025

Japan
Softbank Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	04/15/20	Baa3		200	192,750

Kazakhstan
KazMunayGas National Co.,
Gtd. Notes
7.000%	05/05/20	Baa3		140	158,200
9.125%	07/02/18	Baa3		220	263,450
Sr. Unsec’d. Notes, 144A
5.750%	04/30/43	Baa3		330	292,050

					713,700

Luxembourg — 0.2%
ArcelorMittal,
Sr. Unsec’d. Notes
5.000%	02/25/17	Ba1		100	101,250
6.750%	02/25/22(a)	Ba1		465	476,625
7.500%	10/15/39	Ba1		240	228,000
Intelsat Jackson Holdings SA,
Gtd. Notes
7.250%	10/15/20(a)	B3		1,000	1,050,000
7.500%	04/01/21(a)	B3		295	309,750
Gtd. Notes, 144A
6.625%	12/15/22(a)	Caa1		40	38,800

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Luxembourg (continued)
Intelsat Luxembourg SA,
Gtd. Notes, 144A
7.750%	06/01/21(a)	Caa2	$545	$550,450
8.125%	06/01/23(a)	Caa2	120	123,900
Mallinckrodt International Finance SA,
Gtd. Notes, 144A
3.500%	04/15/18	Ba2	14	13,840
4.750%	04/15/23	Ba2	52	49,535
NII International Telecom Sarl,
Gtd. Notes, 144A
11.375%	08/15/19	B2	81	86,670
QGOG Constellation SA,
Gtd. Notes, 144A
6.250%	11/09/19	BB+(d)	200	196,000
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sr. Unsec’d. Notes
7.750%	05/29/18	Baa3	420	470,400
Schlumberger Investment SA,
Sr. Unsec’d. Notes
2.400%	08/01/22	A1	50	46,389
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/19(a)	B1	418	399,190
Tyco International Finance SA,
Gtd. Notes
8.500%	01/15/19	A3	120	150,200
VTB Bank OJSC Via VTB Capital SA,
Sub. Notes, 144A
6.950%	10/17/22	Ba1	200	203,000
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
7.250%	02/15/18(a)	Ba3	475	478,563

				4,972,562

Marshall Islands
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
Gtd. Notes
9.250%	04/15/19(a)	B3	86	92,020
Gtd. Notes, 144A
9.250%	04/15/19(g)	NR	43	46,117

				138,137

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
5.000%	10/16/19	A2	200	216,638
5.000%	03/30/20	A2	330	354,186
6.125%	03/30/40	A2	100	108,144
Sr. Unsec’d. Notes
3.125%	07/16/22	A2	740	681,832
Metalsa SA De CV,
Gtd. Notes, 144A
4.900%	04/24/23	BB+(d)	150	142,500
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22	Baa1	100	102,000
5.500%	01/21/21	Baa1	1,490	1,586,850
6.000%	03/05/20	Baa1	1,010	1,111,000
6.500%	06/02/41	Baa1	800	826,000

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Mexico (continued)
Red De Carreteras De Occidente Sapib De CV,
Sr. Sec’d. Notes, 144A
9.000%	06/10/28	BBB(d)	MXN	2,140	$155,368

					5,284,518

Netherlands — 0.2%
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27(a)	BBB-(d)		88	111,394
Bharti Airtel International Netherlands BV,
Gtd. Notes, 144A
5.125%	03/11/23	BB+(d)		200	180,704
Bluewater Holding BV,
Gtd. Notes
3.278%(c)	07/17/14(g)	NR		200	195,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.875%	02/08/22	Aa2		375	377,632
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17	Baa1		250	251,205
Heineken NV,
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	Baa1		30	29,148
3.400%	04/01/22	Baa1		300	294,897
ING Bank NV,
Sr. Unsec’d. Notes, 144A
1.375%	03/07/16	A2		250	247,035
Unsec’d. Notes, 144A
2.000%	09/25/15	A2		200	202,707
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes
6.950%	07/10/42	Baa3		280	284,564
Gtd. Notes, 144A
6.950%	07/10/42	Baa3		240	243,912
Koninklijke Philips Electronics NV,
Sr. Unsec’d. Notes
3.750%	03/15/22	A3		180	180,547
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21	Baa2		350	393,297
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
5.750%	02/15/21(a)	B3		250	253,125
Petrobras Global Finance BV,
Gtd. Notes
4.375%	05/20/23(a)	A3		95	87,147
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/21(a)	Ba3		250	237,500
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	B1		60	57,750
6.500%	05/15/19(a)	B1		350	376,250
Shell International Finance BV,
Gtd. Notes
2.250%	01/06/23(a)	Aa1		420	385,289
2.375%	08/21/22	Aa1		655	612,076
4.300%	09/22/19	Aa1		150	166,455

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Netherlands (continued)
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
5.750%	10/17/16	Aa3	$180	$205,652
6.125%	08/17/26	Aa3	160	189,962
VimpelCom Holdings BV,
Gtd. Notes, 144A
7.504%	03/01/22	Ba3	200	207,000
Zhaikmunai LP Via Zhaikmunai International BV,
Gtd. Notes, 144A
7.125%	11/13/19	B2	200	200,500

				5,971,248

Norway — 0.1%
DNB Bank ASA,
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17	A1	510	528,014
Statoil ASA,
Gtd. Notes
1.150%	05/15/18	Aa2	168	162,453
2.450%	01/17/23(a)	Aa2	155	143,589
6.700%	01/15/18	Aa2	20	23,946
7.250%	09/23/27	Aa2	160	210,659

				1,068,661

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18	BBB(d)	70	68,075
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes, 144A
4.625%	03/28/23	BBB-(d)	200	182,500
Transportadora de Gas del Peru SA,
Sr. Unsec’d. Notes, 144A
4.250%	04/30/28	Baa2	200	177,000

				427,575

Spain — 0.1%
Cemex Espana Luxembourg,
Sr. Sec’d. Notes, 144A
9.250%	05/12/20(a)	B(d)	540	569,700
9.875%	04/30/19	B(d)	150	162,000
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18	Baa2	151	146,260
4.570%	04/27/23(a)	Baa2	365	349,414
5.877%	07/15/19	Baa2	100	107,955
6.421%	06/20/16	Baa2	100	109,797

				1,445,126

Sri Lanka
Bank of Ceylon,
Sr. Unsec’d. Notes, 144A
6.875%	05/03/17	B1	200	202,000

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
1.625%	05/15/18(a)	Aa3	560	541,526
3.125%	03/20/17(a)	Aa3	395	406,487
Sub. Notes, 144A

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Sweden (continued)
4.250%	09/21/22(a)	Baa1	$295	$291,040
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18	A1	685	666,163
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19	Aaa	309	295,497
Swedbank AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18	A1	295	286,622
2.125%	09/29/17	A1	720	715,601

				3,202,936

Switzerland — 0.1%
Credit Suisse,
Sr. Unsec’d. Notes
5.300%	08/13/19	A1	100	112,499
Sub. Notes
5.400%	01/14/20(a)	Baa2	860	931,759
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18	A2	150	173,343
5.875%	12/20/17	A2	200	230,050

				1,447,651

Turkey
KOC Holding A/S,
Sr. Unsec’d. Notes, 144A
3.500%	04/24/20	Baa3	200	173,000

United Arab Emirates
Dolphin Energy Ltd.,
Sec’d. Notes
5.500%	12/15/21	A1	200	216,000

United Kingdom — 0.5%
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.750%	02/23/15	A2	200	205,040
5.000%	09/22/16	A2	200	220,956
Sub. Notes, 144A
10.179%	06/12/21(a)	Baa3	125	158,524
BAT International Finance PLC,
Gtd. Notes, 144A
1.400%	06/05/15	A3	50	50,397
3.250%	06/07/22	A3	175	171,296
BP Capital Markets PLC,
Gtd. Notes
1.375%	11/06/17	A2	311	302,793
3.200%	03/11/16	A2	940	987,688
3.245%	05/06/22	A2	465	451,266
3.561%	11/01/21	A2	360	361,090
British Telecommunications PLC,
Sr. Unsec’d. Notes
1.625%	06/28/16	Baa2	200	200,846
2.000%	06/22/15	Baa2	865	881,960
9.625%	12/15/30	Baa2	50	75,272
CEVA Group PLC,
Sr. Sec’d. Notes, 144A
8.375%	12/01/17	B3	300	294,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United Kingdom (continued)
Diageo Capital PLC,
Gtd. Notes
2.625%	04/29/23	A3	$230	$213,966
DTEK Finance PLC,
Gtd. Notes, 144A
7.875%	04/04/18	B3	210	194,361
GlaxoSmithKline Capital PLC,
Gtd. Notes
2.850%	05/08/22	A1	815	782,292
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, 144A
2.500%	06/25/15	A-(d)	860	873,690
HSBC Bank PLC,
Sr. Notes, 144A
3.500%	06/28/15	Aa3	200	209,719
4.125%	08/12/20	Aa3	705	738,456
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18	Aa3	330	318,017
4.750%	01/19/21	Aa3	300	327,201
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22(a)	Aa3	250	255,956
4.875%	01/14/22(a)	Aa3	220	237,453
5.100%	04/05/21	Aa3	735	807,515
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20	B1	850	903,125
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
5.625%	02/01/23(a)	Ba3	150	145,500
New Look Bondco I PLC,
Sr. Sec’d. Notes, 144A
8.375%	05/14/18	B1	200	194,000
Rio Tinto Finance USA PLC,
Gtd. Notes
1.375%	06/17/16	A3	630	626,207
2.250%	12/14/18	A3	200	194,353
Royal Bank of Scotland Group PLC,
Sub. Notes
6.125%	12/15/22	Ba2	365	347,323
Schlumberger Oilfield UK PLC,
Gtd. Notes, 144A
4.200%	01/15/21	A1	205	218,933
Standard Bank PLC,
Unsec’d. Notes, MTN, 144A
26.000%	06/07/17(g)	NR	270	216,721
Vedanta Resources PLC,
Sr. Unsec’d. Notes
8.250%	06/07/21	Ba3	200	201,500
Virgin Media Finance PLC,
Gtd. Notes
8.375%	10/15/19	B2	67	72,695
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18	A3	100	95,728
2.500%	09/26/22	A3	150	133,005
4.375%	02/19/43	A3	325	291,132

				12,959,976

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States — 10.7%
AbbVie, Inc.,
Gtd. Notes, 144A
1.200%	11/06/15	Baa1	$410	$410,451
1.750%	11/06/17	Baa1	934	915,056
Sr. Unsec’d. Notes, 144A
4.400%	11/06/42	Baa1	140	130,041
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
6.125%	03/15/21(a)	B3	48	48,000
Accellent, Inc.,
Sr. Sec’d. Notes
8.375%	02/01/17	B1	300	310,500
ACCO Brands Corp.,
Gtd. Notes
6.750%	04/30/20	B1	100	100,625
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	B3	180	172,800
ACE INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23	A3	170	158,653
Actavis, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17	Baa3	195	190,098
3.250%	10/01/22(a)	Baa3	382	356,139
ADT Corp. (The),
Sr. Unsec’d. Notes
4.125%	06/15/23	Baa2	230	216,640
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	10/15/17	Ba3	30	33,750
8.000%	06/01/20(a)	Ba3	400	456,000
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	Baa2	560	515,753
Aflac, Inc.,
Sr. Unsec’d. Notes
3.625%	06/15/23	A3	125	121,498
4.000%	02/15/22	A3	100	101,984
6.900%	12/17/39	A3	100	123,164
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21	Baa1	180	183,659
4.400%	06/01/43	Baa1	83	76,919
AIG Sunamerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	A2	150	183,166
AK Steel Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/01/18(a)	B1	105	110,513
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	A2	70	61,202
6.000%	03/01/39	A2	95	111,914
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29	CCC(d)	750	568,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19(a)	B3	$300	$317,250
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	A3	142	137,872
4.500%	06/15/43	A3	180	177,455
Ally Financial, Inc.,
Gtd. Notes
5.500%	02/15/17(a)	B1	640	668,678
6.250%	12/01/17	B1	1,245	1,331,864
8.000%	11/01/31(a)	B1	440	529,100
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19(a)	B2	140	113,400
9.750%	04/15/18	B2	25	24,094
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
9.625%	10/15/18	B3	101	104,787
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	Baa1	735	679,638
4.250%	08/09/42	Baa1	80	68,268
4.750%	05/05/21	Baa1	500	535,480
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22	Baa1	475	431,186
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20(a)	Caa1	450	509,625
American Achievement Corp.,
Sec’d. Notes, 144A
10.875%	04/15/16	B3	30	29,925
American Airlines 2013-1 Class A Pass-Through Trust,
Equipment Trust, 144A
4.000%	07/15/25	BBB-(d)	200	190,000
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19	B2	250	275,000
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/21	B3	21	20,633
American Casino & Entertainment Properties LLC/ACEP Finance Corp,
Sr. Sec’d. Notes
11.000%	06/15/14	B3	75	74,813
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17	A2	250	287,286
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	A3	415	402,891
2.650%	12/02/22	A3	603	556,760
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18	A1	200	196,636
2.125%	02/28/17	A1	275	278,122
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/58(g)	Baa2	275	335,500

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes
4.875%	09/15/16	Baa1	$515	$564,113
6.400%	12/15/20	Baa1	1,110	1,287,251
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	Baa3	375	343,378
American Tower Trust I,
Sec’d. Notes, 144A
1.551%	03/15/43	Aaa	225	221,102
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42	Baa1	47	44,111
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21	Baa2	210	211,505
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	Baa1	250	249,931
5.650%	06/15/42	Baa1	290	309,395
6.375%	06/01/37	Baa1	200	232,028
6.400%	02/01/39	Baa1	137	157,817
Amkor Technology, Inc.,
Gtd. Notes
7.375%	05/01/18(a)	B2	250	260,000
Sr. Unsec’d. Notes
6.625%	06/01/21	B2	70	68,950
Sr. Unsec’d. Notes, 144A
6.375%	10/01/22	B2	50	49,000
AmSouth BanCorp,
Sub. Debs.
6.750%	11/01/25	Ba2	170	180,724
Amsurg Corp.,
Sr. Unsec’d. Notes
5.625%	11/30/20	Ba3	42	42,000
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28	Baa3	350	400,840
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Baa3	685	787,736
8.700%	03/15/19	Baa3	100	128,727
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.250%	01/17/18(a)	A3	180	174,761
4.000%	01/17/43(a)	A3	55	49,804
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	A3	985	919,594
Antero Resources Finance Corp.,
Gtd. Notes
6.000%	12/01/20	B2	97	95,545
Apache Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/21	A3	100	102,646
4.250%	01/15/44	A3	95	84,760
4.750%	04/15/43(a)	A3	155	147,020
5.100%	09/01/40	A3	145	145,905

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37	Baa2	$125	$148,141
Apple, Inc.,
Sr. Unsec’d. Notes
0.523%(c)	05/03/18	Aa1	214	213,083
2.400%	05/03/23	Aa1	364	337,597
3.850%	05/04/43	Aa1	550	488,528
ARAMARK Corp.,
Gtd. Notes, 144A
5.750%	03/15/20(a)	B3	45	46,013
Arch Coal, Inc.,
Gtd. Notes
7.000%	06/15/19(a)	B3	130	108,225
Gtd. Notes, 144A
9.875%	06/15/19(a)	B3	25	23,750
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	Baa1	75	72,219
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18	Baa3	26	25,963
6.000%	04/01/20	Baa3	150	162,333
7.500%	01/15/27	Baa3	100	114,585
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20(g)	Caa2	25	25,125
Ashland, Inc.,
Gtd. Notes, 144A
4.750%	08/15/22(a)	Ba1	55	54,450
Sr. Unsec’d. Notes, 144A
3.875%	04/15/18	Ba1	85	84,150
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22	B1	200	208,500
Associates Corp. of North America,
Sr. Unsec’d. Notes
6.950%	11/01/18	Baa2	97	114,877
AT&T, Inc.,
Sr. Unsec’d. Notes
0.800%	12/01/15	A3	107	106,511
1.700%	06/01/17	A3	485	480,224
3.000%	02/15/22	A3	100	96,102
4.300%	12/15/42	A3	1,480	1,288,916
4.350%	06/15/45	A3	250	217,507
5.625%	06/15/16	A3	55	61,532
5.800%	02/15/19	A3	200	231,961
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes, 144A
4.750%	11/15/21	B2	100	90,000
5.875%	08/01/23	B2	81	76,950
Atmos Energy Corp,
Sr. Unsec’d. Notes
8.500%	03/15/19	Baa1	300	392,212
Audatex North America, Inc.,
Gtd. Notes
6.750%	06/15/18	Ba2	60	63,000
Sr. Unsec’d. Notes
6.000%	06/15/21	Ba2	50	49,875

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21(a)	Caa1	$70	$53,025
Sr. Sec’d. Notes, 144A
7.000%	04/01/19(a)	B1	840	758,100
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
8.250%	01/15/19(a)	B2	650	706,875
9.750%	03/15/20	B2	100	115,000
Gtd. Notes, 144A
4.875%	11/15/17(a)	B2	25	25,125
5.500%	04/01/23	B2	41	39,565
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	Ba1	100	99,500
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22	Baa1	315	298,424
3.350%	07/01/23	Baa1	230	223,728
3.500%	11/15/21	Baa1	110	110,966
Bank of America Corp.,
Jr. Sub. Notes
8.000%(c)	12/29/49(a)	B1	1,495	1,665,056
Sr. Unsec’d. Notes
1.500%	10/09/15	Baa2	590	588,659
3.750%	07/12/16	Baa2	1,150	1,205,525
5.625%	10/14/16	Baa2	300	331,893
5.625%	07/01/20	Baa2	150	165,145
5.650%	05/01/18	Baa2	250	277,745
5.750%	12/01/17	Baa2	200	222,275
5.875%	01/05/21	Baa2	100	112,549
6.000%	09/01/17	Baa2	130	145,724
7.625%	06/01/19	Baa2	675	811,198
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18(a)	Baa2	1,270	1,230,140
3.300%	01/11/23(a)	Baa2	304	287,325
3.625%	03/17/16	Baa2	400	417,843
5.000%	05/13/21(a)	Baa2	350	373,192
5.875%	02/07/42	Baa2	270	301,863
Sub. Notes
5.420%	03/15/17(a)	Baa3	400	428,386
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21(a)	Aa3	495	504,532
5.450%	05/15/19	Aa3	100	115,513
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	Baa2	295	263,749
5.700%	05/30/41	Baa2	385	312,498
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	02/15/19	B2	20	19,750
7.750%	10/15/22	B2	53	52,337
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18(a)	A3	431	427,509
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	08/15/17	A2	200	195,589

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
2.050%	06/19/18	A2	$83	$81,791
3.200%	03/15/16	A2	200	209,626
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21	B3	117	119,340
BE Aerospace, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/22	Ba2	200	199,000
Beam, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/22	Baa2	100	96,341
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22	Ba2	265	260,363
BellSouth Corp.,
Sr. Unsec’d. Notes
6.550%	06/15/34	A-(d)	200	218,380
6.875%	10/15/31	A-(d)	14	15,874
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.000%	05/15/22	Aa2	380	367,639
5.750%	01/15/40	Aa2	180	200,651
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.750%	08/15/21	Aa2	350	360,918
4.500%	02/11/43(a)	Aa2	165	156,787
Berry Plastics Corp.,
Sec’d. Notes
9.500%	05/15/18(a)	Caa1	160	174,000
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22(a)	B1	200	200,000
7.625%	10/01/19(a)	B1	75	77,625
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20	B3	625	644,141
6.500%	10/01/20	Caa1	150	149,625
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24(a)	A2	495	675,043
Boise Cascade Co.,
Gtd. Notes
6.375%	11/01/20	B2	28	28,350
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20	Ba3	100	106,500
Bonanza Creek Energy, Inc.,
Gtd. Notes, 144A
6.750%	04/15/21	B3	60	60,450
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23(a)	Baa2	70	64,659
4.125%	05/15/21	Baa2	150	154,020
Sr. Unsec’d. Notes, REIT
3.850%	02/01/23	Baa2	425	417,362
Unsec’d. Notes
3.800%	02/01/24	Baa2	105	103,125

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22	B3	$475	$484,500
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22	A2	140	126,561
3.250%	08/01/42	A2	40	32,229
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	Ba3	195	207,187
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17(a)	B3	489	519,563
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.100%	03/15/16	Baa2	100	105,587
8.500%	06/15/19	Baa2	100	123,420
Burger King Corp.,
Gtd. Notes
9.875%	10/15/18	B3	95	105,925
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	A3	510	511,469
4.450%	03/15/43	A3	135	125,796
5.750%	05/01/40	A3	345	384,224
7.950%	08/15/30	A3	100	132,040
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	B1	96	92,880
7.750%	04/15/18	B1	15	16,125
8.000%	04/15/20(a)	B1	90	98,100
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
8.500%	02/15/20(a)	B3	1,845	1,738,913
Sr. Sec’d. Notes, 144A
9.000%	02/15/20	B3	250	238,125
Caesars Operating Escrow LLC/Caesars Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.000%	02/15/20	B-(d)	50	47,625
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.875%	07/31/20	B1	532	577,220
7.875%	01/15/23(a)	B1	500	537,500
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes, 144A
9.625%	08/01/20	B2	100	108,750
Camden Property Trust,
Sr. Unsec’d. Notes
4.875%	06/15/23	Baa1	245	258,305
5.700%	05/15/17	Baa1	231	256,879
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18	B1	50	50,250
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17	B3	35	37,100
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	Baa1	955	902,718

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15	Baa1	$91	$89,766
2.150%	03/23/15	Baa1	1,555	1,579,502
4.750%	07/15/21	Baa1	145	152,935
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/43	Baa2	205	185,986
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
7.350%	03/06/19	A2	250	309,546
Carolina Power & Light Co.,
First Mortgage
4.100%	03/15/43	A1	145	132,502
5.700%	04/01/35	A1	100	114,455
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17	Ba2	300	339,750
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	Caa1	75	71,250
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
7.875%	10/15/18	Caa1	88	88,660
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	11/06/17	A2	130	126,692
2.850%	06/01/22	A2	225	215,078
7.150%	02/15/19	A2	200	249,482
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.803%	08/15/42	A(d)	245	213,584
CBS Corp.,
Gtd. Notes
1.950%	07/01/17	Baa2	420	417,237
5.900%	10/15/40	Baa2	100	104,203
7.875%	09/01/23	Baa2	100	123,777
CCM Merger, Inc.,
Gtd. Notes, 144A
9.125%	05/01/19	Caa2	10	10,450
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	B1	12	11,250
5.750%	01/15/24(a)	B1	86	82,990
6.500%	04/30/21(a)	B1	87	90,697
7.375%	06/01/20(a)	B1	1,195	1,299,563
Gtd. Notes, 144A
5.250%	03/15/21	B1	151	149,867
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19	B3	500	537,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.250%	03/15/21(a)	B1	48	46,080
Celanese US Holdings LLC,
Gtd. Notes
6.625%	10/15/18	Ba2	75	79,313

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22(a)	Baa2	$65	$61,647
3.950%	10/15/20	Baa2	100	103,595
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	Baa2	110	128,721
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	05/01/18	Baa3	100	118,267
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	B2	400	405,000
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	Ba2	500	492,500
Cenveo Corp.,
Sec’d. Notes
8.875%	02/01/18(a)	B3	160	154,400
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21(a)	B3	40	37,600
6.375%	09/15/20	B3	25	25,437
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19(a)	B1	60	66,675
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21	Caa3	67	74,035
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.225%	09/01/22	A2	100	96,878
Chemtura Corp.,
Gtd. Notes
7.875%	09/01/18	B1	160	173,200
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16	Ba3	25	24,875
5.375%	06/15/21(a)	Ba3	60	59,700
6.125%	02/15/21(a)	Ba3	58	60,900
6.875%	11/15/20	Ba3	210	227,850
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes
6.125%	07/15/22	Ba3	425	430,313
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19	Ba3	110	108,900
Chevron Corp.,
Sr. Unsec’d. Notes
1.718%	06/24/18	Aa1	385	381,459
2.427%	06/24/20	Aa1	157	156,105
3.191%	06/24/23	Aa1	95	94,539
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21(a)	B1	1,000	1,103,750
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20(a)	B3	235	242,050

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	Baa2	$475	$487,645
Cimarex Energy Co.,
Gtd. Notes
5.875%	05/01/22	Ba1	70	72,450
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20	B1	21	21,577
8.750%	03/15/18	B3	35	35,044
Cinemark USA, Inc.,
Gtd. Notes
5.125%	12/15/22	B2	10	9,650
Gtd. Notes, 144A
4.875%	06/01/23	B2	250	240,000
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	A1	285	315,439
5.500%	01/15/40	A1	160	181,481
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22(a)	Ba3	325	322,563
5.250%	03/15/18	Ba3	450	462,375
Sr. Unsec’d. Notes, 144A
6.625%	04/01/18(a)	Ba3	270	291,600
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17	Ba2	100	111,000
Citi KES CLN,
Notes
12.000%	11/15/32	NR	250	250,329
Citigroup Funding, Inc.,
Sr. Unsec’d. Notes, 144A
16.390%	01/31/22(g)	NR	150	135,843
Sr. Unsec’d. Notes, MTN, 144A
24.000%	05/26/15(g)	NR	200	160,404
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	05/29/49	B1	330	309,375
Sr. Unsec’d. Notes
3.375%	03/01/23(a)	Baa2	192	183,670
4.450%	01/10/17	Baa2	200	214,158
4.500%	01/14/22	Baa2	620	645,934
4.587%	12/15/15	Baa2	200	213,587
4.750%	05/19/15	Baa2	775	819,641
5.375%	08/09/20	Baa2	220	243,276
5.875%	01/30/42	Baa2	535	588,657
6.125%	11/21/17	Baa2	300	340,965
8.125%	07/15/39	Baa2	75	99,055
8.500%	05/22/19	Baa2	340	428,409
Sub. Notes
0.544%(c)	06/09/16	Baa3	620	598,257
4.050%	07/30/22	Baa3	95	91,305
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK
10.750%	01/15/17	Caa1	70	75,600
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19(a)	Caa2	222	233,100

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sr. Sec’d. Notes, 144A
9.000%	03/15/19	B2	$1,000	$1,100,000
Sr. Unsec’d. Notes, 144A
7.750%	06/01/20(a)	Caa2	39	37,733
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	Ba2	35	35,263
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/19	Caa1	57	55,290
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
7.625%	03/15/20(a)	B3	304	314,640
Gtd. Notes, 144A
6.500%	11/15/22	B1	1,970	2,028,790
Clearwater Paper Corp.,
Gtd. Notes, 144A
4.500%	02/01/23	Ba2	40	38,000
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/01/15	B3	168	178,500
14.750%	12/01/16	B3	130	177,450
Cleaver-Brooks, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/19	B2	19	19,950
Cleveland Electric Illuminating Co. (The),
Sr. Sec’d. Notes
7.880%	11/01/17	Baa1	200	241,467
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	Aa3	235	221,241
CMS Energy Corp,
Sr. Unsec’d. Notes
8.750%	06/15/19	Baa3	80	103,214
CNA Financial Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/16	Baa2	100	113,287
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	B3	176	168,960
CNH Capital LLC,
Gtd. Notes, 144A
3.625%	04/15/18	Ba2	52	49,530
CNL Lifestyle Properties, Inc.,
Gtd. Notes, REIT
7.250%	04/15/19	Ba3	80	79,800
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.150%	04/01/18	Aa3	107	103,789
Coeur d’Alene Mines Corp.,
Gtd. Notes, 144A
7.875%	02/01/21	B3	79	79,395
Coinstar, Inc.,
Gtd. Notes, 144A
6.000%	03/15/19	Ba3	48	47,940
Colonial Realty LP,
Sr. Unsec’d. Notes
6.250%	06/15/14	Baa3	2,000	2,092,330

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	A3	$200	$283,008
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43(a)	A3	75	71,614
4.650%	07/15/42	A3	55	52,741
5.850%	11/15/15	A3	100	111,359
5.900%	03/15/16	A3	100	112,578
6.400%	03/01/40	A3	455	543,883
6.450%	03/15/37	A3	300	358,710
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	Ba2	5	4,600
6.500%	07/15/17	Ba2	65	68,900
7.350%	08/15/18	Ba2	70	75,075
Commonwealth Edison Co.,
First Mortgage
3.400%	09/01/21	A3	435	445,021
CommonWealth REIT,
Sr. Unsec’d. Notes, REIT
6.650%	01/15/18	Baa3	375	409,298
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19	B3	300	320,250
Compiler Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21	Caa1	48	46,560
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19	B3	210	214,200
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16	Baa2	51	51,084
2.100%	03/15/18	Baa2	34	33,679
3.200%	01/25/23(a)	Baa2	195	186,473
4.650%	01/25/43	Baa2	175	162,107
Concho Resources, Inc.,
Gtd. Notes
6.500%	01/15/22	Ba3	125	132,187
7.000%	01/15/21	Ba3	100	107,500
Conoco, Inc.,
Sr. Unsec’d. Notes
6.950%	04/15/29	A1	200	254,741
ConocoPhillips,
Gtd. Notes
1.050%	12/15/17	A1	125	120,629
6.500%	02/01/39	A1	240	301,921
CONSOL Energy, Inc.,
Gtd. Notes
6.375%	03/01/21	B1	250	248,750
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.950%	03/01/43	A3	240	217,142
5.850%	04/01/18	A3	240	281,466
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21	Ba1	28	26,215
4.250%	05/01/23	Ba1	56	52,850

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.000%	05/01/22	Ba1	$35	$37,537
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20	A2	150	176,154
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	07/02/18(g)	B1	558	591,140
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/29/24(a)	Baa2	32	31,360
Continental Resources, Inc.,
Gtd. Notes
7.125%	04/01/21	Ba2	190	209,000
Corrections Corp. of America,
Gtd. Notes, 144A
4.125%	04/01/20	Ba1	23	22,367
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.950%	03/15/17	Baa2	800	902,285
COX Communications Inc,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	Baa2	145	191,520
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20(a)	Caa1	125	120,000
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18	B2	407	431,420
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23	Ba2	66	62,205
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	B1	69	66,240
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21(a)	Ba3	15	16,163
8.625%	02/15/19(a)	Ba3	405	467,775
CST Brands, Inc.,
Gtd. Notes, 144A
5.000%	05/01/23	Ba3	188	183,300
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44	Baa2	35	30,392
4.750%	05/30/42	Baa2	130	124,345
6.000%	10/01/36	Baa2	80	90,594
7.900%	05/01/17	Baa2	200	240,375
CVR Refining LLC/Coffeyville Finance, Inc.,
Sec’d. Notes, 144A
6.500%	11/01/22	B2	130	127,400
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22(a)	Baa2	475	443,791
5.750%	05/15/41	Baa2	260	293,079
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, 144A
6.375%	11/15/22	B2	61	62,525

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
D.R. Horton, Inc.,
Gtd. Notes
4.375%	09/15/22	Ba2	$46	$43,700
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31	A3	100	141,488
Gtd. Notes, 144A
1.875%	01/11/18(a)	A3	150	146,375
2.250%	07/31/19	A3	150	145,725
2.300%	01/09/15	A3	1,000	1,015,390
2.950%	01/11/17	A3	150	153,779
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19(a)	B2	300	319,125
DaVita Healthcare Partsners, Inc.,
Gtd. Notes
6.625%	11/01/20	B2	200	212,000
DaVita, Inc.,
Gtd. Notes
5.750%	08/15/22	B2	75	74,813
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	Baa3	370	347,017
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	A2	180	171,555
8.100%	05/15/30	A2	230	325,510
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19	Caa1	390	400,725
Deluxe Corp.,
Gtd. Notes
7.000%	03/15/19	Ba2	165	174,075
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20	B1	300	324,000
Devon Energy Corp.,
Sr. Unsec’d. Notes
1.875%	05/15/17	Baa1	410	404,442
4.000%	07/15/21	Baa1	100	102,640
5.600%	07/15/41	Baa1	65	67,354
6.300%	01/15/19	Baa1	100	115,865
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31	Baa1	100	129,486
DineEquity, Inc.,
Gtd. Notes
9.500%	10/30/18(a)	B3	90	99,900
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
1.750%	01/15/18(a)	Baa2	141	136,125
5.000%	03/01/21	Baa2	60	63,201
5.150%	03/15/42	Baa2	672	599,474
6.350%	03/15/40	Baa2	170	177,456
6.375%	03/01/41	Baa2	170	177,663
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	Baa3	565	546,852

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21	Baa2	$300	$314,924
4.875%	04/01/43	Baa2	130	120,173
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23(a)	Ba3	168	161,700
5.875%	07/15/22	Ba3	100	101,500
6.750%	06/01/21	Ba3	1,375	1,460,937
7.875%	09/01/19	Ba3	360	403,200
Gtd. Notes, 144A
5.125%	05/01/20	Ba3	268	262,640
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18	Caa1	150	148,125
Sec’d. Notes
8.750%	03/15/18	B3	400	432,000
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/22	Baa2	90	83,861
4.450%	03/15/21(a)	Baa2	550	593,520
4.900%	08/01/41	Baa2	205	206,963
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22(a)	Baa2	466	433,403
4.125%	11/15/21	Baa2	490	501,093
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	Caa1	140	148,400
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20	Baa1	75	70,715
DTE Electric Co.,
General Ref. Mortgage
3.900%	06/01/21	A1	250	266,131
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20	A1	129	140,392
First Ref. Mortgage
6.000%	01/15/38	A1	48	56,351
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	Baa2	500	490,819
3.050%	08/15/22	Baa2	135	128,478
5.050%	09/15/19	Baa2	770	861,779
Duke Realty LP,
Gtd. Notes, REIT
6.750%	03/15/20	Baa2	313	359,201
7.375%	02/15/15	Baa2	1,350	1,473,394
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21	Ba3	75	79,500
Dynegy Roseton LLC/Danskammer Pass-Through Trust,
Pass-Through Certificates(i)
7.670%	11/08/16(g)	NR	550	9,625
Dynegy, Inc.,
Gtd. Notes, 144A
5.875%	06/01/23(a)	B3	73	66,430

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.375%	11/15/19	B2	$60	$60,900
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.800%	02/15/23	A2	15	14,293
Eaton Corp.,
Gtd. Notes, 144A
1.500%	11/02/17	Baa1	757	734,832
4.000%	11/02/32	Baa1	24	22,440
Sr. Unsec’d. Notes
6.950%	03/20/19	Baa1	65	78,149
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42	A2	200	169,613
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21	Baa1	200	211,144
EI du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43	A2	67	64,379
5.250%	12/15/16	A2	100	113,413
El Paso LLC,
Sr. Sec’d. Notes
7.250%	06/01/18	Ba2	400	443,090
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	Baa3	95	100,239
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20	A1	328	323,335
Emergency Medical Services Corp.,
Gtd. Notes
8.125%	06/01/19	B3	100	106,250
Endo Health Solutions, Inc.,
Gtd. Notes
7.000%	07/15/19	B1	70	70,700
7.000%	12/15/20	B1	15	15,056
7.250%	01/15/22	B1	19	19,143
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sr. Sec’d. Notes
10.000%	12/01/20	B2	300	328,500
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23(a)	Baa3	165	154,422
6.500%	02/01/42	Baa3	465	495,888
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.750%	06/15/19	B3	80	82,400
Entergy Arkansas, Inc.,
First Mortgage
3.050%	06/01/23	A3	115	109,763
3.750%	02/15/21	A3	370	386,752
Enterprise Products Operating LLC,
Gtd. Notes
4.050%	02/15/22	Baa1	275	281,054
4.450%	02/15/43	Baa1	400	355,064
4.850%	03/15/44	Baa1	185	175,462

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	A3	$804	$752,337
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20	B2	760	858,800
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22(a)	B2	200	214,000
Sr. Sec’d. Notes
6.875%	05/01/19(a)	Ba3	100	107,000
EPE Holdings LLC/EP Energy Bond Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	12/15/17(a)	B3	45	45,741
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19	Caa1	325	333,125
Equinix, Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/21	Ba3	75	81,375
ERAC USA Finance LLC,
Gtd. Notes, 144A
1.400%	04/15/16	Baa1	19	18,859
5.625%	03/15/42	Baa1	22	22,085
7.000%	10/15/37	Baa1	150	176,625
Sr. Notes, 144A
4.500%	08/16/21	Baa1	200	209,151
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23	Baa1	95	87,294
Sr. Unsec’d. Notes, REIT
4.625%	12/15/21	Baa1	290	307,183
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19	B3	250	252,500
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21	Baa3	570	609,815
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes, 144A
6.000%	04/01/21	B2	34	33,490
Felcor Lodging LP,
Sr. Sec’d. Notes, REIT
6.750%	06/01/19	B2	122	127,490
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21	B2	168	168,420
9.125%	10/01/17	B2	150	156,750
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21(g)	B1	1	970
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	Baa2	100	126,813
First Data Corp.,
Gtd. Notes
12.625%	01/15/21(a)	Caa1	175	185,063
Gtd. Notes, 144A
10.625%	06/15/21	Caa1	55	54,313

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
11.250%	01/15/21	Caa1	$46	$45,885
11.750%	08/15/21(a)	Caa2	50	45,000
Sec’d. Notes, 144A
8.250%	01/15/21	Caa1	125	127,500
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	Caa1	1,325	1,361,437
Sr. Sec’d. Notes, 144A
6.750%	11/01/20(a)	B1	1,420	1,444,850
First Industrial LP,
Sr. Unsec’d. Notes
6.420%	06/01/14	Ba2	2,280	2,367,529
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	Aa3	130	116,459
5.625%	04/01/34	Aa3	100	115,400
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	Baa3	35	30,786
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.525%(c)	05/09/16	Baa3	200	201,398
1.700%	05/09/16	Baa3	500	491,843
3.000%	06/12/17	Baa3	2,105	2,109,437
5.750%	02/01/21(a)	Baa3	250	270,731
Forest Oil Corp.,
Gtd. Notes
7.250%	06/15/19	B3	50	47,000
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
3.550%	03/01/22	Baa3	300	272,507
Sr. Unsec’d. Notes, 144A
3.100%	03/15/20	Baa3	86	79,491
5.450%	03/15/43	Baa3	37	32,629
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20	Caa1	50	50,625
Sr. Sec’d. Notes, 144A
5.000%	05/15/21(a)	B1	85	80,750
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21	Ba2	135	141,750
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.625%	07/31/19(a)	Ba2	250	260,000
5.875%	01/31/22	Ba2	210	221,025
Frontier Communications Corp.,
Sr. Unsec’d. Notes
7.625%	04/15/24(a)	Ba2	21	21,053
9.250%	07/01/21(a)	Ba2	175	199,937
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20(a)	Ba2	65	68,413
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19	B2	350	358,750
GenCorp, Inc.,
Sec’d. Notes, 144A
7.125%	03/15/21	Ba3	33	34,155

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22(a)	B1	$200	$198,000
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/15/49	Baa1	300	318,750
Sr. Sec’d. Notes
1.000%	12/11/15	Aa3	58	57,913
2.100%	12/11/19	Aa3	289	281,276
Sr. Unsec’d. Notes
1.625%	04/02/18(a)	A1	500	486,308
2.250%	11/09/15	A1	200	204,948
Sr. Unsec’d. Notes, MTN
3.150%	09/07/22	A1	350	330,722
4.375%	09/16/20	A1	1,110	1,175,068
4.650%	10/17/21	A1	250	265,191
5.625%	05/01/18	A1	500	573,502
5.875%	01/14/38	A1	700	770,529
6.000%	08/07/19	A1	100	116,093
6.750%	03/15/32	A1	435	521,576
6.875%	01/10/39	A1	100	123,240
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	Aa3	85	80,443
4.125%	10/09/42(a)	Aa3	395	367,546
5.250%	12/06/17	Aa3	200	225,829
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	A3	170	169,770
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	05/15/16(a)	Ba3	274	269,547
3.250%	05/15/18(a)	Ba3	301	292,723
4.250%	05/15/23(a)	Ba3	50	46,563
Genesis Energy LP/Genesis Energy Finance Corp,
Gtd. Notes, 144A
5.750%	02/15/21	B1	75	73,125
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20	B2	325	357,500
Geo Group, Inc. (The),
Gtd. Notes
6.625%	02/15/21	B1	300	315,000
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	A3	130	119,220
4.300%	03/15/43	A3	360	329,675
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	Baa1	200	214,767
4.500%	04/01/21	Baa1	510	552,653
GlaxosmithKline Capital, Inc.,
Gtd. Notes
4.200%	03/18/43	A1	140	131,250
Glencore Funding LLC,
Gtd. Notes, 144A
1.700%	05/27/16	Baa2	215	208,488

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
GNET Escrow Corp.,
Sr. Sec’d. Notes, 144A
12.125%	07/01/18	B3	$18	$18,900
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18(a)	A3	915	898,376
3.625%	01/22/23(a)	A3	680	650,606
5.150%	01/15/14	A3	250	255,275
5.250%	07/27/21	A3	350	374,465
5.750%	01/24/22	A3	200	220,603
5.950%	01/18/18	A3	100	111,884
6.250%	09/01/17(a)	A3	500	566,602
6.250%	02/01/41(a)	A3	380	429,774
Sr. Unsec’d. Notes, MTN
1.600%	11/23/15(a)	A3	100	100,228
7.500%	02/15/19	A3	600	712,544
Sub. Notes
6.750%	10/01/37	Baa1	365	373,893
Goodman Networks, Inc.,
Sr. Sec’d. Notes, 144A
13.125%	07/01/18(a)	B3	100	106,000
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
7.000%	05/15/22(a)	B1	225	230,625
8.750%	08/15/20(a)	B1	500	582,500
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21	Ba3	71	68,693
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	B3	115	125,925
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20	Caa2	80	81,600
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
7.375%	02/01/19	B3	300	310,875
Griffon Corp.,
Gtd. Notes
7.125%	04/01/18	B1	60	62,850
GTE Corp.,
Gtd. Notes
6.840%	04/15/18	Baa1	250	297,218
Gymboree Corp.,
Gtd. Notes
9.125%	12/01/18(a)	Caa2	75	70,500
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	B3	350	364,875
Halcon Resources Corp.,
Gtd. Notes
8.875%	05/15/21	Caa1	325	315,250
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	A2	100	101,441
8.750%	02/15/21	A2	100	133,497
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27	A2	100	123,731

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	Ba3	$250	$266,563
Harland Clarke Holdings Corp.,
Gtd. Notes
6.000%(c)	05/15/15(a)	Caa1	190	182,400
Sr. Sec’d. Notes, 144A
9.750%	08/01/18	B1	185	192,400
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20	Caa1	50	54,000
Hartford Financial Services Group, Inc.,
Jr. Sub. Debs.
8.125%(c)	06/15/38(g)	Ba1	100	110,250
Sr. Unsec’d. Notes
6.625%	03/30/40	Baa3	185	219,901
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20(a)	B1	590	564,187
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21(a)	B3	160	163,200
7.750%	05/15/21(a)	B3	1,150	1,242,000
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23(a)	B3	80	80,200
7.500%	02/15/22(a)	B3	1,061	1,175,057
Sr. Sec’d. Notes
4.750%	05/01/23(a)	Ba3	70	67,025
5.875%	03/15/22	Ba3	170	174,463
6.500%	02/15/20(a)	Ba3	290	313,744
HCP, Inc.,
Sr. Unsec’d. Notes, MTN, REIT
6.300%	09/15/16	Baa1	257	291,901
Sr. Unsec’d. Notes, REIT
2.625%	02/01/20	Baa1	300	281,041
3.150%	08/01/22	Baa1	75	68,954
3.750%	02/01/19	Baa1	815	836,298
HD Supply, Inc.,
Gtd. Notes
10.500%	01/15/21(a)	Caa2	73	75,555
Sr. Sec’d. Notes
8.125%	04/15/19(a)	B1	710	777,450
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20(a)	Caa1	150	151,875
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2	251	271,560
Health Management Associates, Inc.,
Gtd. Notes
7.375%	01/15/20(a)	B3	30	32,887
Sr. Unsec’d. Notes
7.375%	01/15/20	B3	540	591,975
HealthSouth Corp.,
Gtd. Notes
7.750%	09/15/22	B1	362	385,530
Hecla Mining Co.,
Gtd. Notes, 144A
6.875%	05/01/21	B2	102	94,605

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Hercules Offshore, Inc.,
Sr. Unsec’d. Notes
8.750%	07/15/21	B3	$30	$30,000
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	B2	579	596,370
7.375%	01/15/21	B2	100	108,250
Gtd. Notes, 144A
4.250%	04/01/18	B2	52	50,700
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	Baa2	40	49,979
8.125%	02/15/19	Baa2	205	256,964
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.750%	12/01/20	Baa1	100	96,796
4.375%	09/15/21	Baa1	150	147,624
4.650%	12/09/21	Baa1	405	405,037
6.000%	09/15/41(a)	Baa1	200	192,951
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20	Ba3	200	199,500
Sr. Sec’d. Notes, 144A
6.625%	04/15/20	B-(d)	270	269,325
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20	B3	160	164,800
HilCorp Energy I LP/HilCorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21	Ba3	210	222,600
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29	Baa2	100	116,720
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes
8.250%	03/15/18	B1	150	158,625
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20	B2	170	176,269
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/01/43(a)	A3	250	237,479
4.400%	04/01/21	A3	150	164,647
Hot Topic, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	06/15/21	B2	30	30,375
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.000%	06/30/15	Baa1	150	160,441
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	A2	500	487,807
HUB International Ltd.,
Gtd. Notes, 144A
8.125%	10/15/18(g)	Caa2	69	71,760
Humana, Inc.,
Sr. Unsec’d. Notes
4.625%	12/01/42	Baa3	220	197,174

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	B1	$175	$172,813
8.625%	03/15/21(a)	B2	300	329,250
iGATE Corp.,
Gtd. Notes
9.000%	05/01/16(a)	B2	32	33,280
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17	Caa1	21	21,157
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
1.826%(c)	12/21/65(a)	B2	765	650,250
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42	A1	260	231,806
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20	B3	230	234,025
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19	Caa1	520	563,550
ING US, Inc.,
Gtd. Notes, 144A
2.900%	02/15/18	Baa3	725	728,648
5.650%(c)	05/15/53	Ba1	190	178,600
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	06/15/23(a)	B1	80	79,000
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32	A1	201	186,654
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/08/18(a)	Aa3	715	696,092
1.625%	05/15/20	Aa3	140	131,058
1.950%	07/22/16(a)	Aa3	200	205,002
5.600%	11/30/39	Aa3	150	172,613
6.220%	08/01/27	Aa3	110	135,575
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19(a)	Ba3	1,750	1,798,125
8.250%	12/15/20(a)	Ba3	200	224,750
8.625%	01/15/22(a)	Ba3	310	356,500
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41	Baa3	350	372,331
International Wire Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/15/17	B3	48	48,720
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17	Baa1	51	56,663
inVentiv Health, Inc.,
Gtd. Notes, 144A
10.750%	08/15/18	Caa2	184	152,720
11.000%	08/15/18	Caa2	47	39,010
Sr. Sec’d. Notes, 144A
9.000%	01/15/18	B2	50	52,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21(a)	B2	$300	$286,500
J.Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19(a)	Caa1	250	262,500
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	B1	450	493,313
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	06/01/21	Ba3	75	75,000
8.250%	02/01/20(a)	Ba3	115	120,463
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.500%	03/15/16	Baa3	150	161,250
6.500%	01/20/43	Baa3	42	40,212
8.500%	07/15/19	Baa3	150	180,750
JM Huber Corp.,
Sr. Notes, 144A
9.875%	11/01/19	Ba3	49	54,880
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18(a)	B3	70	68,425
John Deere Capital Corp.,
Sr. Notes
1.700%	01/15/20	A2	33	31,210
Sr. Unsec’d. Notes
1.200%	10/10/17	A2	59	57,402
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21	Baa1	100	100,573
5.000%	03/30/20	Baa1	100	109,826
K Hovnanian Enterprises, Inc.,
Gtd. Notes
11.875%	10/15/15	Caa3	45	50,400
Sec’d. Notes, 144A
9.125%	11/15/20	Caa2	28	30,660
Sr. Sec’d. Notes, 144A
7.250%	10/15/20	B3	34	36,635
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20	Ba3	100	110,750
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23	Baa2	50	47,467
5.300%	10/01/41	Baa2	175	177,899
KB Home,
Gtd. Notes
7.500%	09/15/22(a)	B2	85	91,163
Kellogg Co.,
Sr. Unsec’d. Notes
4.150%	11/15/19	Baa1	100	107,381
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	Baa3	60	74,915
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21(a)	B1	300	288,000

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21(a)	Baa1	$175	$194,699
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15	Baa3	906	976,425
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.400%	06/01/23	A2	100	93,263
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23	Baa1	370	342,326
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.000%	08/15/42	Baa2	150	141,507
5.000%	03/01/43	Baa2	470	443,175
6.850%	02/15/20(a)	Baa2	140	166,677
Kinetic Concepts, Inc.,
Sec’d. Notes
10.500%	11/01/18	B3	350	376,250
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
1.625%	06/04/15	Baa2	850	859,064
3.500%	06/06/22	Baa2	475	470,382
5.000%	06/04/42(a)	Baa2	250	253,173
6.125%	08/23/18	Baa2	100	117,415
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38	Baa2	150	177,141
7.500%	04/01/31	Baa2	100	121,093
Sr. Unsec’d. Notes
2.200%	01/15/17	Baa2	175	175,695
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17	Baa2	225	223,387
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	B3	70	73,500
Lennar Corp.,
Gtd. Notes
6.950%	06/01/18	Ba3	100	108,000
Gtd. Notes, 144A
5.000%	11/15/22	Ba3	25	23,750
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
8.875%	06/01/19	Caa2	100	104,000
11.875%	02/01/19(a)	Caa2	170	192,525
Level 3 Financing, Inc.,
Gtd. Notes
8.625%	07/15/20	B3	800	852,000
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15	Baa2	600	613,019
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30	B2	75	80,250
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	Baa2	75	79,113

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
7.800%	03/15/37(g)	Baa3	$325	$381,063
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	Baa2	200	243,729
Liberty Property LP,
Sr. Unsec’d. Notes, REIT
3.375%	06/15/23	Baa1	140	129,838
Liberty Tire Recycling,
Gtd. Notes, 144A
11.000%	10/01/16	Caa2	31	31,000
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21(a)	Baa1	50	53,129
6.250%	02/15/20	Baa1	100	114,662
8.750%	07/01/19	Baa1	85	108,981
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21	B2	700	701,750
LKQ Corp.,
Gtd. Notes, 144A
4.750%	05/15/23	Ba3	48	45,840
Local TV Finance LLC,
Sr. Unsec’d. Notes, 144A
9.250%	06/15/15	Caa2	175	175,219
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	Baa1	515	512,488
4.070%	12/15/42	Baa1	298	260,189
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.120%	04/15/22	A3	246	242,119
Ltd. Brands, Inc.,
Gtd. Notes
6.625%	04/01/21	Ba1	367	398,654
Lynx I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	Ba3	550	552,750
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18	B3	129	139,965
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
5.125%	01/15/15	Baa2	371	390,311
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23(a)	Baa3	74	68,255
4.300%	02/15/43(a)	Baa3	225	193,439
5.125%	01/15/42	Baa3	40	38,593
5.900%	12/01/16	Baa3	334	379,409
7.450%	07/15/17	Baa3	195	233,364
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	Baa2	200	210,200
6.400%	07/15/18	Baa2	250	296,327
Manitowoc Co., Inc. (The),
Gtd. Notes
8.500%	11/01/20	B3	180	196,200

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41	Baa2	$225	$256,968
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18(a)	B2	500	520,000
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	Baa2	320	304,695
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	Ba3	55	50,325
5.500%	02/15/23	Ba3	200	197,000
6.250%	06/15/22	Ba3	127	130,810
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	02/15/21	B3	56	56,280
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22	Ba3	25	26,250
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.500%	10/17/22	Aa2	184	166,795
Sr. Sec’d. Notes, 144A
3.125%	04/14/16	Aa2	180	189,222
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	Ba3	38	36,100
Mcgraw-Hill Global Education Holdings LLC/Mcgraw-Hill Global Education Finance,
Sr. Sec’d. Notes, 144A
9.750%	04/01/21(a)	B2	13	13,293
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15	Baa3	800	822,567
4.125%	09/15/20	Baa3	330	339,448
Media General, Inc.,
Sr. Sec’d. Notes
11.750%	02/15/17	B1	125	138,125
Mediacom LLC/Mediacom Capital Corp.,
Sr. Unsec’d. Notes
7.250%	02/15/22	B3	40	42,100
9.125%	08/15/19	B3	41	44,075
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22	A2	70	64,833
2.800%	05/18/23	A2	125	118,265
3.600%	09/15/42	A2	285	246,149
4.150%	05/18/43	A2	285	271,521
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	B1	67	73,700
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	A3	450	400,216
4.750%	02/08/21(a)	A3	290	316,046
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20	Ba3	170	176,375

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Gtd. Notes, 144A
6.250%	04/01/21(a)	Ba3	$417	$424,297
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.500%	09/29/15(a)	Aa3	300	310,328
3.875%	04/11/22	Aa3	560	567,334
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21(a)	B3	155	159,844
6.750%	10/01/20(a)	B3	335	346,725
7.750%	03/15/22	B3	275	298,719
8.625%	02/01/19(a)	B3	580	655,400
Michael Foods, Inc.,
Gtd. Notes
9.750%	07/15/18	B3	200	219,000
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17	Aaa	46	44,670
2.375%	05/01/23	Aaa	119	110,124
3.000%	10/01/20	Aaa	150	153,056
3.500%	11/15/42	Aaa	485	415,052
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	Baa1	130	147,480
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	Caa1	73	72,817
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42	Baa2	100	96,055
Mondelez International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	750	841,241
6.500%	08/11/17	Baa2	100	116,265
Morgan Stanley,
Sr. Unsec’d. Notes
1.750%	02/25/16	Baa1	107	106,002
3.800%	04/29/16(a)	Baa1	1,205	1,253,273
5.750%	01/25/21	Baa1	855	928,061
6.375%	07/24/42	Baa1	85	94,831
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20	Baa1	250	268,347
5.500%	07/28/21	Baa1	450	480,523
5.550%	04/27/17	Baa1	620	670,705
5.625%	09/23/19	Baa1	200	214,966
5.750%	10/18/16	Baa1	100	110,390
7.300%	05/13/19	Baa1	600	696,968
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21	Baa1	170	170,137
MultiPlan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18(a)	Caa1	150	163,125
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23	Baa3	185	169,120
7.875%	07/15/20	Baa3	400	461,579
Sr. Unsec’d. Notes, 144A
1.800%	06/24/16	Baa3	90	89,755

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
2.600%	06/24/18	Baa3	$290	$285,828
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	Baa2	205	201,512
5.000%	09/15/20	Baa2	100	101,941
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18	Caa2	150	160,500
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17	A2	37	36,046
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	06/01/22	B2	70	68,250
7.875%	10/01/20	B+(d)	67	71,020
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31	A3	150	186,964
9.375%	08/15/39	A3	100	135,309
NBCUniversal Enterprise Inc,
Gtd. Notes, 144A
1.662%	04/15/18(a)	A3	890	866,272
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	A3	115	124,050
5.150%	04/30/20	A3	100	113,849
6.400%	04/30/40	A3	103	123,179
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.,
Sr. Notes, PIK, 144A
10.000%	02/15/18	Caa2	20	19,800
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	02/01/21(a)	Ba3	71	70,645
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/22	Ba1	65	66,300
Nevada Power Co.,
General Ref. Mortgage
7.125%	03/15/19	A3	275	340,635
General Ref. Motgage
6.650%	04/01/36	A3	100	125,638
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29	CCC(d)	42	32,970
8.000%	05/01/31	CCC(d)	150	119,250
New York Life Global Funding,
Sec’d. Notes, 144A
0.800%	02/12/16	Aaa	225	223,589
1.650%	05/15/17	Aaa	200	198,050
Sr. Sec’d. Notes, 144A
2.450%	07/14/16	Aaa	150	155,408
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.750%	01/30/22	Ba1	200	198,000
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	335	363,266
6.150%	02/15/41	Baa1	145	161,019

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
6.900%	03/01/19	Baa1	$100	$120,783
9.500%	07/15/24	Baa1	200	267,328
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
6.875%	11/15/20	Caa1	385	396,550
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
Sec’d. Notes
8.875%	04/15/17	B3	50	53,500
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15	Baa1	59	59,278
NFR Energy LLC/NFR Energy Finance Corp.,
Gtd. Notes
9.750%	02/15/17(a)	Caa2	80	81,600
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21(a)	Caa2	250	194,375
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	Baa3	195	201,359
4.800%	02/15/44	Baa3	50	45,275
5.400%	07/15/14	Baa3	211	220,515
5.800%	02/01/42	Baa3	140	144,193
5.950%	06/15/41	Baa3	145	152,339
6.250%	12/15/40	Baa3	75	82,952
Nissan Motor Acceptance Corp.,
Unsec’d. Notes, 144A
1.800%	03/15/18	A3	267	260,778
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.000%	03/15/2105	Baa1	100	109,869
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21(a)	Caa1	65	69,550
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31	Baa1	175	229,027
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	11/01/19	Baa1	483	528,343
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	B1	550	588,500
7.875%	05/15/21	B1	350	373,625
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	Ba3	76	74,290
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/01/21	A1	200	211,220
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40	Baa1	190	198,016
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21	Baa1	140	161,049
6.600%	03/01/33	Baa1	75	89,514

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19(a)	Ba3	$170	$175,950
Gtd. Notes, 144A
5.125%	01/15/23	Ba3	20	20,950
Olin Corp.,
Sr. Unsec’d. Notes
5.500%	08/15/22	Ba1	55	55,550
Omnicare, Inc.,
Gtd. Notes
7.750%	06/01/20	Ba3	100	109,500
OMNOVA Solutions, Inc.,
Gtd. Notes
7.875%	11/01/18	B2	70	72,800
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16	Baa2	525	547,541
Onex USI Aquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21(g)	Caa2	71	69,935
Oppenheimer Holdings, Inc.,
Sr. Sec’d. Notes
8.750%	04/15/18	B2	70	73,675
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22(a)	A1	1,833	1,690,352
6.500%	04/15/38	A1	100	125,203
Oshkosh Corp.,
Gtd. Notes
8.500%	03/01/20	B1	400	432,500
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	02/08/16	A1	83	82,271
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.050%	03/01/34	A3	260	303,141
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	A3	50	66,450
PacifiCorp,
First Mortgage
2.950%	02/01/22	A2	1,135	1,115,668
Party City Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/20	Caa1	300	321,750
Patriot Merger Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	07/15/21	Caa2	34	33,235
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes
8.250%	02/15/20	Ba3	91	95,323
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21(a)	Ba1	525	506,625
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	A1	150	138,971

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes, 144A
6.500%	05/15/21	B2	$22	$21,175
Penske Automotive Group, Inc.,
Gtd. Notes
5.750%	10/01/22	B2	100	102,000
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18	Baa3	40	39,645
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23(a)	A1	605	572,436
PetroLogistics LP/PetroLogistics Finance Corp,
Gtd. Notes, 144A
6.250%	04/01/20	B2	50	49,000
PH Glatfelter Co.,
Gtd. Notes
5.375%	10/15/20	Ba1	92	91,080
PHI, Inc.,
Gtd. Notes
8.625%	10/15/18	B2	75	79,500
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43	A2	335	297,611
4.375%	11/15/41	A2	360	326,724
Phillips 66,
Gtd. Notes
4.300%	04/01/22	Baa1	520	537,277
Pilgrim’s Pride Corp.,
Gtd. Notes
7.875%	12/15/18(a)	Caa1	150	159,750
Pioneer Energy Services Corp.,
Gtd. Notes
9.875%	03/15/18	B2	75	80,437
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/20	Baa2	615	700,639
Plains Exploration & Production Co.,
Gtd. Notes
6.500%	11/15/20	Baa3	101	107,081
6.875%	02/15/23	Baa3	101	108,060
Plastipak Holdings, Inc.,
Sr. Notes, 144A
10.625%	08/15/19	Caa1	60	66,000
PNC Bank NA,
Sub. Notes
2.700%	11/01/22(a)	A3	820	743,754
2.950%	01/30/23(a)	A3	250	230,635
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	06/02/23	Baa3	265	247,113
PNC Funding Corp.,
Bank Gtd. Notes
4.375%	08/11/20	A3	150	159,859
5.125%	02/08/20	A3	150	164,816
Polymer Group, Inc.,
Sr. Sec’d. Notes
7.750%	02/01/19	B1	200	208,000

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20	Ba3	$200	$216,000
Sr. Unsec’d. Notes, 144A
5.250%	03/15/23(a)	Ba3	90	88,650
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	B1	200	214,000
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	A3	75	110,597
PPG Industries, Inc.,
Sr. Unsec’d. Notes
6.650%	03/15/18	Baa1	360	426,500
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22	Baa3	320	306,133
4.200%	06/15/22	Baa3	220	221,167
4.700%	06/01/43	Baa3	45	40,862
PPL Electric Utilities Corp.,
First Mortgage
2.500%	09/01/22	A3	152	142,356
PPL Energy Supply LLC,
Sr. Unsec’d. Notes
4.600%	12/15/21	Baa2	150	152,644
Praxair, Inc.,
Sr. Unsec’d. Notes
1.250%	11/07/18	A2	200	192,109
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19	Caa1	35	37,450
Principal Financial Group, Inc.,
Gtd. Notes
1.850%	11/15/17	A3	26	25,535
8.875%	05/15/19	A3	200	258,860
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.000%	12/11/15	Aa3	94	94,018
Private Export Funding Corp.,
Gov’t. Gtd. Notes
2.125%	07/15/16	Aaa	2,000	2,080,346
4.375%	03/15/19	Aaa	1,225	1,354,747
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34	Aa3	100	119,939
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	Baa2	320	306,520
ProLogis LP,
Gtd. Notes
6.875%	03/15/20	Baa2	200	232,067
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	Ba3	70	69,825
PSEG Power LLC,
Gtd. Notes
5.125%	04/15/20	Baa1	100	109,933
5.500%	12/01/15	Baa1	200	220,063

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22	A2	$31	$28,485
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42	A1	56	49,244
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23(a)	Ba1	48	46,800
5.375%	10/01/22	Ba1	200	198,000
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	Baa2	180	189,880
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31	Ba1	130	128,050
Qwest Communications International, Inc.,
Gtd. Notes
7.125%	04/01/18	Ba1	15	15,563
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	Baa3	25	27,953
Radiation Therapy Services, Inc.,
Sec’d. Notes
8.875%	01/15/17	B1	350	329,000
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18	B1	70	71,750
Range Resources Corp.,
Gtd. Notes
6.750%	08/01/20(a)	Ba3	130	139,425
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
7.625%	01/15/20	B1	400	433,000
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	06/15/23	B3	45	43,537
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23	B1	225	221,625
Gtd. Notes, 144A
4.500%	11/01/23	B1	25	22,625
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19	Baa3	330	373,498
Resolute Forest Products, Inc.,
Gtd. Notes, 144A
5.875%	05/15/23	Ba3	15	13,387
Revlon Consumer Products Corp.,
Gtd. Notes, 144A
5.750%	02/15/21	B1	50	48,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	Caa2	1,500	1,548,750
9.875%	08/15/19(a)	Caa2	315	337,050
Sr. Sec’d. Notes
5.750%	10/15/20(a)	B1	350	352,625
7.125%	04/15/19	B1	300	316,875

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
RHP Hotel Properties LP/RHP Finance Corp,
Gtd. Notes, 144A
5.000%	04/15/21	B1	$67	$64,990
Rite Aid Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	Caa2	70	68,775
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19	B3	64	69,120
ROC Finance LLC/ROC Finance 1 Corp.,
Sec’d. Notes, 144A
12.125%	09/01/18	Caa2	65	73,937
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
Gtd. Notes, 144A
10.000%	06/01/20	Caa1	65	70,363
Rosetta Resources Inc,
Gtd. Notes
5.625%	05/01/21	B2	29	28,311
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.250%	05/15/18	Ba3	50	51,750
7.875%	03/15/21	Ba3	35	35,700
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.875%	03/01/18	B1	56	57,260
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17	Baa1	622	644,026
Ryerson, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	10/15/17	Caa2	70	71,050
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	04/15/23(a)	Ba3	132	124,740
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
1.850%	01/15/15	Baa1	800	811,643
2.450%	01/15/17	Baa1	620	629,838
3.750%	01/15/22	Baa1	200	203,537
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19	B1	590	628,350
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18	B3	44	43,120
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.875%	11/15/19	Ba3	100	107,250
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
10.000%	02/15/20(a)	B3	360	379,350
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17	A1	265	262,483
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21	B2	35	33,425

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.625%	12/15/20	B1	$250	$265,000
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20(a)	B1	55	58,025
8.125%	09/15/19	B1	75	83,625
8.375%	09/15/21	B1	250	282,500
Sr. Notes, 144A
5.250%	04/01/23	B1	37	35,983
Semgroup LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/15/21	B3	47	47,470
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	B2	145	140,650
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17(a)	Baa1	735	744,432
2.875%	10/01/22(a)	Baa1	768	717,703
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18	B2	140	149,100
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20(a)	Caa1	550	559,625
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21	B1	85	97,325
Sr. Unsec’d. Notes, 144A
5.375%	01/15/22	B1	25	24,937
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A
9.375%	06/15/15	Caa2	125	123,750
Sierra Pacific Power Co.,
General Ref. Mortgage
6.000%	05/15/16	A3	500	566,297
Simon Property Group LP,
Sr. Unsec’d. Notes, REIT
2.750%	02/01/23	A3	255	234,086
4.375%	03/01/21	A3	175	186,233
6.125%	05/30/18	A3	150	176,234
Sinclair Television Group, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/21	B1	508	487,680
6.125%	10/01/22(g)	B1	50	50,000
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.250%	08/15/22	B1	40	38,800
Sr. Unsec’d. Notes, 144A
4.250%	05/15/20	B1	13	12,220
4.625%	05/15/23	B1	33	30,525
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18	Caa2	100	74,500
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	B3	75	72,375

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Sky Growth Acquisition Corp.,
Gtd. Notes, 144A
7.375%	10/15/20	Caa1	$45	$46,125
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21(a)	Ba3	300	315,000
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
7.750%	07/01/17	B1	95	104,737
Southern California Edison Co.,
First Ref. Mortgage
3.900%	03/15/43	A1	235	214,269
Spectra Energy Capital LLC,
Gtd. Notes
8.000%	10/01/19	Baa2	260	329,057
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.625%	11/15/22	B3	75	78,563
Spectrum Brands, Inc.,
Gtd. Notes
6.750%	03/15/20	B3	75	79,031
Speedway Motorsports, Inc.,
Gtd. Notes
6.750%	02/01/19	Ba2	140	146,300
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	B3	1,000	1,100,000
Sprint Nextel Corp.,
Gtd. Notes, 144A
7.000%	03/01/20(a)	Ba3	350	378,000
9.000%	11/15/18	Ba3	450	526,500
Sr. Unsec’d. Notes
7.000%	08/15/20(a)	B3	870	913,500
SquareTwo Financial Corp.,
Sec’d. Notes
11.625%	04/01/17(a)	B2	45	46,125
St. Jude Medical, Inc.,
Sr. Unsec’d. Notes
4.750%	04/15/43	Baa1	165	152,929
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18(a)	B3	100	114,000
8.375%	01/15/21(a)	B3	25	28,500
State Street Corp.,
Sr. Unsec’d. Notes
4.375%	03/07/21	A1	100	108,234
Sub. Notes
3.100%	05/15/23(a)	A2	391	366,238
Steel Dynamics, Inc.,
Gtd. Notes, 144A
5.250%	04/15/23	Ba2	55	53,900
6.375%	08/15/22	Ba2	145	152,975
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22	B3	150	155,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	07/01/21	B3	33	33,495

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
SunGard Data Systems, Inc.,
Gtd. Notes
7.625%	11/15/20(a)	Caa1	$150	$159,000
Gtd. Notes, 144A
6.625%	11/01/19	Caa1	450	452,250
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.500%	01/20/17	Baa1	270	282,546
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/16(a)	Caa1	142	152,827
Swift Energy Co.,
Gtd. Notes
7.875%	03/01/22(a)	B3	120	119,400
8.875%	01/15/20	B3	195	202,069
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42	A1	225	197,970
Talos Production LLC/Talos Production Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/18	Caa1	66	62,700
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	A3	365	338,570
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
5.250%	05/01/23	Ba3	125	119,687
Target Corp.,
Sr. Unsec’d. Notes
4.000%	07/01/42(a)	A2	105	95,483
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21	B2	57	54,150
7.750%	04/15/20(a)	B2	60	64,650
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	A3	200	254,080
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	Baa2	100	110,539
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18	Ba3	60	63,150
Sr. Sec’d. Notes, 144A
4.375%	10/01/21(a)	Ba3	95	87,163
4.500%	04/01/21	Ba3	133	124,023
4.750%	06/01/20	Ba3	415	399,956
Sr. Unsec’d. Notes
8.000%	08/01/20(a)	B3	578	597,507
Terex Corp.,
Gtd. Notes
6.000%	05/15/21(a)	B2	225	224,437
6.500%	04/01/20(a)	B2	200	204,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	10/01/20(a)	B1	170	167,450
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	Baa1	185	172,037

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Thermadyne Holdings Corp.,
Sr. Sec’d. Notes
9.000%	12/15/17	B2	$90	$96,975
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21	Baa2	300	294,161
4.500%	09/15/42	Baa2	155	120,200
5.500%	09/01/41	Baa2	460	404,240
5.875%	11/15/40	Baa2	190	174,050
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	03/15/23	Baa2	140	174,381
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	Baa2	540	580,903
6.200%	03/15/40	Baa2	365	401,759
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23(a)	Ba1	50	46,500
5.875%	02/15/22	Ba1	37	38,665
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes, 144A
8.875%	12/15/17	B3	105	113,663
Tops Holding II Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.750%	06/15/18	Caa2	35	34,387
Tosco Corp.,
Sr. Unsec’d. Notes
7.800%	01/01/27	A1	100	133,492
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
0.800%	05/17/16(a)	Aa3	575	572,005
0.875%	07/17/15	Aa3	490	491,711
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17	Aa3	86	83,509
4.250%	01/11/21	Aa3	325	349,425
TransDigm, Inc.,
Gtd. Notes, 144A
5.500%	10/15/20	Caa1	150	141,750
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	06/15/18	Caa1	54	57,173
Tronox Finance LLC,
Gtd. Notes, 144A
6.375%	08/15/20	B2	125	117,813
Tutor Perini Corp.,
Gtd. Notes
7.625%	11/01/18	B1	170	176,800
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19	B3	200	204,000
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	Caa1	50	51,250
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	B1	285	290,700

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22	Aa3	$43	$40,541
United Rentals North America, Inc.,
Gtd. Notes
7.375%	05/15/20(a)	B3	1,000	1,067,500
8.375%	09/15/20(a)	Caa1	250	270,625
United Surgical Partners International, Inc.,
Gtd. Notes
9.000%	04/01/20	Caa1	290	313,200
United Surgical Partners, Inc.,
Sr. Unsec’d. Notes
9.000%	04/01/20	Caa1	130	140,400
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	A2	370	364,858
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23	A3	29	26,992
3.950%	10/15/42	A3	480	412,992
4.700%	02/15/21	A3	150	164,267
5.800%	03/15/36	A3	100	112,282
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21(a)	Caa2	75	79,687
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	B2	55	51,975
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25	Ba1	250	240,625
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	11/15/21	B1	15	14,737
US Bancorp,
Sub. Notes, MTN
2.950%	07/15/22	A2	475	440,633
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.375%	05/01/21(a)	Caa1	150	153,000
Vail Resorts, Inc.,
Gtd. Notes
6.500%	05/01/19	Ba3	150	157,125
Valassis Communications, Inc.,
Gtd. Notes
6.625%	02/01/21	Ba3	90	88,200
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20(a)	B1	75	74,156
6.750%	08/15/21	B1	100	100,125
6.875%	12/01/18	B1	100	102,500
7.000%	10/01/20	B1	630	642,600
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
7.750%	02/01/19	B3	125	132,500
8.000%	02/01/18(a)	B3	110	116,600
Vanguard Natural Resources LLC/VNR Finance Corp.,
Gtd. Notes
7.875%	04/01/20	B3	133	136,325

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22(a)	Baa2	$550	$554,713
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22(a)	A3	480	435,215
3.850%	11/01/42(a)	A3	745	618,158
5.500%	02/15/18	A3	100	113,878
5.550%	02/15/16	A3	100	110,804
5.850%	09/15/35	A3	100	109,229
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30	A3	250	323,883
Verizon Pennsylvania, Inc.,
Gtd. Notes
8.350%	12/15/30	A-(d)	300	383,750
Viacom, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/23	Baa1	96	90,415
3.875%	12/15/21	Baa1	200	202,543
Sr. Unsec’d. Notes, 144A
4.375%	03/15/43	Baa1	275	233,254
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	B1	23	24,265
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23	A3	150	142,616
2.950%	01/15/22	A3	325	320,689
Visteon Corp.,
Gtd. Notes
6.750%	04/15/19	B2	250	263,125
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	Ba3	284	318,080
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17	Caa1	50	51,750
W&T Offshore, Inc.,
Gtd. Notes
8.500%	06/15/19(a)	B3	195	201,337
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49(a)	Baa3	200	196,250
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	Baa1	69	68,137
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43	Aa2	335	305,247
5.000%	10/25/40	Aa2	490	517,355
Walt Disney Co. (The),
Sr. Unsec’d. Notes
2.750%	08/16/21	A2	100	98,434
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22	Baa3	54	49,627
7.375%	03/11/19	Baa3	80	96,489

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
WCI Finance LLC/WEA Finance LLC,
Gtd. Notes, 144A
5.700%	10/01/16	A2	$150	$167,625
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22	A2	216	203,586
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	Baa2	140	133,273
4.625%	05/15/42	Baa2	185	171,601
7.000%	02/15/19	Baa2	130	156,074
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20(a)	B2	125	130,937
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49(a)	Baa3	520	587,600
Sr. Unsec’d. Notes
1.500%	01/16/18(a)	A2	115	112,162
3.676%	06/15/16	A2	2,140	2,286,414
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22(a)	A2	990	1,001,204
4.600%	04/01/21	A2	600	653,827
Sub. Notes
3.450%	02/13/23(a)	A3	735	701,951
Wells Fargo Bank NA,
Sub. Notes
5.750%	05/16/16	A1	250	279,695
Western Refining, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21	B2	29	28,347
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23	Ba3	35	33,075
Weyerhaeuser Co.,
Sr. Unsec’d. Notes, REIT
8.500%	01/15/25	Baa3	90	117,278
Windstream Corp.,
Gtd. Notes
6.375%	08/01/23(a)	B1	59	55,165
7.000%	03/15/19	B1	40	40,100
7.750%	10/01/21(a)	B1	1,020	1,055,700
8.125%	09/01/18	B1	50	53,250
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	A2	44	38,535
4.250%	12/15/19	A2	160	176,055
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/21(a)	Ba3	465	473,137
Wok Acquisition Corp.,
Gtd. Notes, 144A
10.250%	06/30/20	Caa1	85	93,500
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22(a)	Ba1	300	303,000
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
0.750%	05/09/16	Baa1	54	53,472

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
United States (continued)
4.700%	05/15/20	Baa1		$625	$693,409
6.500%	07/01/36	Baa1		140	172,094
Xerox Corp.,
Sr. Unsec’d. Notes
5.625%	12/15/19	Baa2		150	165,593
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20(a)	Caa1		130	144,300
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A
1.875%	02/01/18	Baa2		41	40,137

					275,593,454

Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27	B(d)		1,215	735,075
8.500%	11/02/17	B(d)		336	307,860
9.000%	11/17/21	B(d)		87	72,800
9.750%	05/17/35	B2		181	145,054
Sr. Unsec’d. Notes
4.900%	10/28/14	NR		160	150,344
8.500%	11/02/17	B+(d)		499	457,209

					1,868,342

TOTAL CORPORATE BONDS (cost $355,518,818)					344,693,059

FOREIGN GOVERNMENT BONDS — 1.1%
Argentine Republic Government International Bond (Argentina),
Bonds
7.000%	10/03/15	NR		169	146,351
Sr. Unsec’d. Notes
8.280%	12/31/33	NR		182	102,381
Sr. Unsec’d. Notes (2.5% until 03/2019, 3.75% until 03/2029)
5.250%(t)	12/31/38	NR		715	232,375
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
6.500%	06/10/19	Baa2		330	359,700
Belize Government International Bond (Belize),
Sr. Unsec’d. Notes, 144A
5.000%	02/20/38	B-(d)		23	12,995
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	Baa2		425	422,875
7.125%	01/20/37	Baa2		120	142,800
8.000%	01/15/18	Baa2		606	684,278
8.250%	01/20/34	Baa2		520	689,000
8.500%	01/05/24	Baa2	BRL	1,200	494,768
10.250%	01/10/28	Baa2	BRL	250	115,681
Chile Government International Bond (Chile),
Unsec’d. Notes, TIPS, 144A
3.000%	01/01/22	NR	CLP	2	70,268
Unsec’d. Notes, 144A
6.000%	01/01/22	NR	CLP	65,000	133,824
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	03/18/19	Baa3		100	121,600

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Costa Rica Government International Bond (Costa Rica),
Unsec’d. Notes, 144A
5.625%	04/30/43	Baa3		$200	$181,000
Croatia Government International (Croatia),
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23	Ba1		230	222,892
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.250%	04/27/17	Ba1		200	209,682
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
9.040%	01/23/18	B1		213	233,378
Sr. Unsec’d. Notes, 144A
18.500%	02/04/28	NR	DOP	2,400	82,024
Unsec’d. Notes
16.950%	02/04/22	NR	DOP	5,100	155,844
Ecuador Government International Bond (Ecuador),
Notes
9.375%	12/15/15	Caa1		200	207,500
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.750%	01/24/23	Ba3		70	77,350
8.250%	04/10/32	Ba3		94	97,995
Sr. Unsec’d. Notes, 144A
5.875%	01/30/25	Ba3		150	146,168
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
5.750%	01/26/21	Baa3		320	316,800
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.875%	04/24/19	Baa3		200	206,000
Financing of Infrastrucural Projects State Enterprise (Ukraine),
Gov’t. Gtd. Notes
9.000%	12/07/17	B3		200	190,000
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/24	B2		200	172,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.125%	02/19/18	Ba1		60	58,350
5.375%	02/21/23	Ba1		256	246,400
6.250%	01/29/20	Ba1		210	219,450
6.375%	03/29/21	Ba1		70	72,800
7.625%	03/29/41	Ba1		460	480,240
Ivory Coast Government International Bond (Cayman Islands),
Sr. Unsec’d. Notes
5.750%	12/31/32	NR		290	237,800
Lebanon Government International Bond (Lebanon),
Sr. Unsub. Notes
8.250%	04/12/21	B(d)		90	95,850
Unsub. Notes, MTN
9.000%	03/20/17	NR		90	99,450
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, 144A
5.125%	09/14/17	Baa1		100	106,940
6.125%	03/09/21	Baa1		450	501,750
Mexican Bonos (Mexico),
Bonds
7.750%	05/29/31	Baa1	MXN	640	54,586

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1		$350	$343,000
5.625%	01/15/17	Baa1		460	511,290
5.750%	10/21/2110	Baa1		950	866,875
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, 144A
5.125%	12/05/22	B1		200	176,000
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
5.500%	12/11/42	NR		250	208,800
Nigeria Government International Bond (Nigeria),
Unsec’d. Notes
16.000%	06/29/19	NR	NGN	5,519	36,721
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
6.875%	06/01/17	Caa1		300	279,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.950%	08/12/31	Baa2	PEN	90	33,717
7.350%	07/21/25	Baa2		100	128,000
8.750%	11/21/33	Baa2		380	552,900
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31	Ba1		720	950,400
8.375%	06/17/19	Ba1		400	518,000
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.650%	09/27/19	Aa2		321	306,651
Province of Quebec Canada (Canada),
Debs.
7.500%	07/15/23	Aa2		225	299,273
Republic of Angola Via Northern Lights III BV (Netherlands),
Sr. Unsec’d. Notes
7.000%	08/16/19	Ba3		280	287,700
Republic of Belarus (Belarus),
Sr. Unsec’d. Notes
8.950%	01/26/18	B3		110	109,725
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3		370	385,355
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
5.875%	05/11/22	Baa3		310	328,600
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
5.875%	03/13/20	Baa3		920	995,900
7.750%	01/17/38	Baa3		458	565,630
11.625%	03/04/19	Baa3		620	843,200
Republic of Iraq (Iraq),
Unsec’d. Notes
5.800%	01/15/28	NR		810	672,300
Republic of Paraguay (Paraguay),
Sr. Unsec’d. Notes, 144A
4.625%	01/25/23	Ba3		200	193,000
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes
4.875%	02/25/20	B1(d)		200	182,000
6.750%	11/01/24	BB-		111	110,264

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	Baa1		$100	$105,375
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
6.750%	04/03/18	Baa3		100	112,250
Republic of Uruguay (Uruguay),
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33	Baa3		80	101,600
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
6.750%	02/07/22	Baa3		200	222,970
Sr. Unsec’d. Notes, 144A
4.375%	08/22/23	Baa3		110	104,502
6.750%	02/07/22	Baa3		240	267,564
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
5.625%	04/04/42	Baa1		200	207,500
7.500%	03/31/30	Baa1		1,036	1,212,888
Sr. Unsec’d. Notes, 144A
3.250%	04/04/17	Baa1		1,000	1,028,630
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
6.250%	03/08/41	Baa1		265	283,550
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.250%	10/04/20	B1		100	99,000
Sr. Unsec’d. Notes, 144A
6.250%	07/27/21	B1		300	295,500
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	Baa3		530	612,150
7.500%	07/14/17	Baa3		850	975,375
8.000%	02/14/34	Baa3		920	1,145,400
Unsec’d. Notes
4.875%	04/16/43	Baa3		500	430,000
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/23/20	B3		160	146,000
Sr. Unsec’d. Notes, 144A
9.250%	07/24/17	B3		370	369,075
Uruguay Government International Bond, TIPS (Uruguay),
Sr. Unsec’d. Notes
4.375%	12/15/28	Baa3	UYU	2,500	160,516
Unsec’d. Notes
4.250%	04/05/27	Baa3	UYU	1,720	153,177
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
5.750%	02/26/16	B2		550	490,875
6.000%	12/09/20	B2		45	32,850
7.000%	03/31/38	B2		50	34,075
7.650%	04/21/25	B2		1,087	809,815
7.750%	10/13/19	B2		270	224,100
8.250%	10/13/24	B2		220	170,500
9.000%	05/07/23	B2		725	603,729
9.250%	05/07/28	B2		70	57,050
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
6.750%	01/29/20	B2	$310	$328,600

TOTAL FOREIGN GOVERNMENT BONDS (cost $31,847,743)				29,070,062

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds,
6.582%	05/15/39	A1	90	109,120

Illinois
State of Illinois,
General Obligation Unlimited,
5.100%	06/01/33	A3	350	330,043

New York
Port Authority of New York & New Jersey,
Revenue Bonds,
4.458%	10/01/62	Aa3	240	217,610

TOTAL MUNICIPAL BONDS (cost $692,461)				656,773

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.7%
Alternative Loan Trust,
Series 2004-J5, Class 2A1
0.533%(c)	08/25/34	A2	2,003	1,922,336
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	B3	760	774,522
Bear Stearns ARM Trust,
Series 2004-2, Class 11A
3.096%(c)	05/25/34	B3	931	868,265
Chase Mortgage Finance Corp.,
Series 2007-A2, Class 2A1
3.028%(c)	07/25/37	B+(d)	509	503,498
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-4, Class 2A1A
6.000%	12/25/35	Caa2	1,501	1,371,271
Countrywide Alternative Loan Trust,
Series 2004-24CB, Class 2A1
5.000%	11/25/19	B3	566	569,522
Series 2004-28CB, Class 3A1
6.000%	01/25/35	Caa2	883	859,476
Series 2004-32CB, Class 2A5
5.500%	02/25/35	Caa1	990	948,091
Series 2005-21CB, Class A17
6.000%	06/25/35	Caa1	1,864	1,815,369
Series 2005-46CB, Class A1
5.750%	10/25/35	Caa2	1,303	1,248,623
Series 2005-64CB, Series 1A15
5.500%	12/25/35	Caa2	1,971	1,798,383
Series 2005-85CB, Class 2A2
5.500%	02/25/36	Caa3	307	274,718
Series 2005-J3, Class 3A1
6.500%	09/25/34	Caa1	891	901,679
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1
0.533%(c)	02/25/35	B3	841	802,912
Series 2005-13, Class A3
5.500%	06/25/35	CC(d)	1,232	1,219,994
Series 2006-15, Class A1

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.250%	10/25/36	Caa2	$352	$297,557
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	Aaa	290	351,191
Series 2002-T19, Class A2
7.000%	07/25/42	Aaa	479	574,117
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	Aaa	5,137	592,758
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	Aaa	309	350,511
Series 2003-W10, Class 3A5
4.299%	06/25/43	Aaa	1,039	1,116,882
Series 2004-W1, Class 1A7
5.681%	11/25/43	Aaa	1,103	1,219,080
Series 2004-W11, Class 1A1
6.000%	05/25/44	Aaa	879	1,039,117
Series 2004-W11, Class 1PO, PO
2.271%(s)	05/25/44	Aaa	699	638,622
Series 2004-W12, Class 1A2
6.500%	07/25/44	Aaa	662	752,961
Series 2004-W12, Class 1PO, PO
2.884%(s)	07/25/44	Aaa	1,178	1,073,405
Series 2009-W1, Class W1
6.000%	12/25/49	Aaa	690	793,906
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	Aaa	743	830,479
Series 2001-84, Class PZ
5.250%	09/25/41	Aaa	330	382,716
Series 2003-34, Class SG, IO
6.807%(c)	02/25/33	Aaa	1,574	180,867
Series 2003-49, Class YC
4.000%	06/25/23	Aaa	352	379,917
Series 2003-78, Class B
5.000%	08/25/23	Aaa	1,497	1,640,762
Series 2004-70, Class EB
5.000%	10/25/24	Aaa	250	272,698
Series 2005-87, Class PE
5.000%	12/25/33	Aaa	672	687,143
Series 2006-44, Class P, PO
3.442%(s)	12/25/33	Aaa	157	143,360
Series 2006-77, Class PC
6.500%	08/25/36	Aaa	326	368,138
Series 2006-114, Class HD
5.500%	10/25/35	Aaa	894	929,067
Series 2006-114, Class HE
5.500%	12/25/36	Aaa	2,138	2,438,168
Series 2006-118, Class A2
0.262%(c)	12/25/36	Aaa	172	162,080
Series 2007-30, Class KA
5.000%	07/25/36	Aaa	1,496	1,596,044
Series 2007-109, Class YI, IO
6.257%(c)	12/25/37	Aaa	1,610	315,553
Series 2008-85, Class EB
5.000%	09/25/28	Aaa	223	238,070
Series 2010-27, Class PM

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.000%	01/25/39	Aaa	$389	$399,609
Series 2010-111, Class AE
5.500%	04/25/38	Aaa	585	638,884
Series 2011-37, Class VC
4.500%	01/25/28	Aaa	1,816	1,922,433
Series 2011-52, Class GB
5.000%	06/25/41	Aaa	1,010	1,097,223
Series 2012-13, Class JP
4.500%	02/25/42	Aaa	603	634,903
Series 2012-132, Class US
11.722%(c)	12/25/42	Aaa	190	193,354
Series 2013-4, Class AJ
3.500%	02/25/43	Aaa	916	938,779
Series 2013-13, Class IK, IO
2.500%	03/25/28	Aaa	3,834	463,902
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	410	439,956
Series 2003-W6, Class 1A41
5.398%	10/25/42	Aaa	836	890,191
Series 2003-W6, Class F
0.543%(c)	09/25/42	Aaa	900	887,376
Series 2004-W9, Class 1PO, PO
2.210%(s)	02/25/44	Aaa	960	873,664
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	Aaa	978	1,072,864
First Horizon Asset Securities, Inc.,
Series 2006-2, Class 1A3
6.000%	08/25/36	CCC(d)	826	830,940
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
4.713%(c)	02/25/35	B+(d)	934	922,554
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	Aaa	694	774,585
Series 2768, Class PK
5.000%	03/15/34	Aaa	324	344,058
Series 2846, Class GB
5.000%	08/15/24	Aaa	1,563	1,721,547
Series 2877, Class PB
5.500%	10/15/34	Aaa	880	1,017,174
Series 2902, Class QG
5.500%	12/15/34	Aaa	400	442,943
Series 2907, Class VC
4.500%	05/15/34	Aaa	721	743,198
Series 3158, Class NE
5.500%	05/15/36	Aaa	450	504,660
Series 3187, Class Z
5.000%	07/15/36	Aaa	1,179	1,281,997
Series 3552, Class CA
4.500%	03/15/27	Aaa	817	838,756
Series 3704, Class DC
4.000%	11/15/36	Aaa	306	325,737
Series 3816, Class HN
4.500%	01/15/41	Aaa	485	512,290
Series 3819, Class JP
4.000%	08/15/39	Aaa	467	483,221

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 3920, Class LP
5.000%	01/15/34	Aaa	$800	$875,614
Series 4054, Class HI, IO
3.000%	05/15/26	Aaa	4,963	527,049
Series 4168, Class JA
3.500%	02/15/43	Aaa	1,065	1,086,148
Series 4219, Class JA
3.500%	08/15/39	Aaa	1,225	1,290,415
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	Aaa	1,457	1,500,823
Series 304, Class C32, IO
3.000%	12/15/27	Aaa	3,085	339,067
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	Aaa	943	1,002,414
Series 2004-19, Class KE
5.000%	03/16/34	Aaa	855	964,389
Series 2005-3, Class QB
5.000%	01/16/35	Aaa	250	284,541
Series 2008-38, Class BG
5.000%	05/16/38	Aaa	360	390,026
Series 2010-89, Class IO, IO
2.000%	07/16/13	Aaa	13,507	2,214
Series 2011-22, Class WA
5.943%(c)	02/20/37	Aaa	731	810,561
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	Aaa	32,952	259,760
Series 2012-H21, Class CF
0.898%(c)	05/20/61	Aaa	2,240	2,251,405
Series 2012-H24, Class FG
0.628%(c)	04/20/60	Aaa	961	959,831
Series 2012-H31, Class FD
0.542%(c)	12/20/62	Aaa	1,155	1,146,013
Series 2013-H04, Class BA
1.650%	02/20/63	Aaa	849	827,233
Series 2013-H05, Class FB
0.598%(c)	02/20/62	Aaa	948	946,489
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
0.743%(c)	09/25/34	A1	523	512,605
Indymac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
0.973%(c)	12/25/34	Caa2	2,989	2,126,323
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A1
5.000%	06/25/21	B3	322	316,613
Series 2007-A1, Class 3A2
2.858%(c)	07/25/35	Caa1	694	677,426
Series 2007-S3, Class 2A3
6.000%	08/25/22	D(d)	1,426	1,435,133
MASTR Alternative Loans Trust,
Series 2005-6, Class 1A2
5.500%	12/25/35	Caa2	1,377	1,223,822
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	A+(d)	998	1,043,357

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
0.973%(c)	03/25/28	Baa3	$901	$872,174
Series 2003-WMC2, Class A2
0.833%(c)	10/25/28	A1	749	733,620
Series 2004-B, Class A1
0.693%(c)	05/25/29	A3	547	519,432
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
2.459%(c)	07/25/34	Ba3	392	382,461
Series 2006-7, Class 1A
5.000%	06/25/21	Caa2	1,012	967,402
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA
1.000%	01/01/42	Aaa	522	515,997
Opteum Mortgage Acceptance Corp,
Series 2005-5, Class 2A1B
5.640%(c)	12/25/35	B1	176	173,191
Residential Mutual Funding Securities, Inc.,
Series 2007-S9, Class 2A1
5.500%	09/25/22	BB(d)	405	409,398
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.392%(c)	07/20/36	B1	1,169	1,032,425
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	AAA(d)	154	155,167
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	AAA(d)	541	527,112
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 2A1
0.493%(c)	10/25/35	Ba1	1,976	1,783,447
Series 2004-9XS, Class A
0.563%(c)	07/25/34	Ba1	1,055	999,415
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1
0.892%(c)	01/19/34	Baa2	1,517	1,449,336
Series 2004-AR1, Class 1A1
0.892%(c)	03/19/34	A3	1,630	1,562,583
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR7, Class 5A1
1.629%(c)	03/25/46	Caa3	1,381	1,050,396
Structured Asset Securities Corp.,
Series 2003-3XS, Class A8
5.230%	03/25/33	Ba2	463	482,165
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-G, Class A1
4.182%(c)	06/25/33	Baa1	305	302,805
Series 2003-H, Class A1
4.615%(c)	09/25/33	A3	309	307,650
Series 2004-R, Class 2A1
2.615%(c)	09/25/34	A1	806	802,094
Series 2007-2, Class 3A5
5.250%	03/25/37	Ba2	646	664,866

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $95,026,750)				94,933,033

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.7%
Fannie Mae Principal Strip, MTN
3.324%(s)	05/15/30	$900	$458,996
Federal Home Loan Mortgage Corp.
0.375%	08/28/14	10,000	10,013,680
0.625%	12/29/14	10,000	10,045,330
3.500%	03/01/32-04/01/33	17,619	18,286,661
4.000%	02/01/26-10/01/42	3,885	4,075,340
4.500%	09/01/24-08/01/30	1,245	1,319,754
5.000%	04/01/22-10/01/40	4,635	4,992,372
5.500%	06/01/23-06/01/37	2,634	2,819,043
7.000%	11/01/37	932	1,060,520
Federal National Mortgage Assoc.
1.735%	05/01/20	1,115	1,054,432
1.770%	02/01/20	1,565	1,538,257
2.010%	06/01/20	1,300	1,300,000
2.330%	01/01/23	1,000	942,079
2.340%	12/01/22	2,083	1,978,476
2.350%	05/01/23	959	906,847
2.370%	12/01/22	815	772,055
2.390%	12/01/22	1,020	973,419
2.400%	09/01/22	2,000	1,920,442
2.520%	05/01/23	1,500	1,406,776
2.570%	03/01/23	1,180	1,136,467
2.610%	03/01/23	1,585	1,503,112
2.666%	12/01/22	1,091	1,065,601
2.710%	10/01/22	1,273	1,305,517
2.770%	06/01/23	1,940	1,885,981
2.840%	07/01/22	1,350	1,336,366
2.960%	04/01/22	981	980,671
3.030%	12/01/21	1,659	1,671,218
3.500%	08/01/32-05/25/43	16,637	16,851,603
3.540%	10/01/20	1,500	1,576,523
3.770%	09/01/21	1,500	1,589,556
3.772%	05/01/22	957	1,012,664
4.000%	06/01/32-06/01/43	5,807	5,989,967
4.010%	08/01/21	925	1,002,680
4.340%	04/01/20	1,020	1,128,760
4.374%	06/01/21	1,011	1,112,580
4.500%	06/01/26-09/01/26	1,903	2,021,092
4.506%	06/01/19	1,425	1,562,090
4.762%	08/01/26	1,387	1,546,446
5.000%	04/01/23-07/01/41	6,468	6,999,816
5.500%	07/01/21-04/01/37	8,364	9,073,263
6.000%	10/01/22-12/01/37	6,304	6,951,518
7.000%	01/01/39	1,063	1,197,409
7.500%	10/01/35	912	1,083,296
FUNDUS
2.180%	06/25/20	1,185	1,167,972
Government National Mortgage Assoc.
4.500%	06/20/25-11/15/39	1,664	1,775,125
Residual Funding Corp. Principal Strip, PO
2.246%(s)	07/15/20	2,000	1,708,972
2.321%(s)	10/15/20	2,500	2,112,800
Tennessee Valley Authority
4.332%(s)	06/15/35	775	302,395
4.875%	01/15/48	520	550,499

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $149,399,994)			145,066,438

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds
2.750%	11/15/42	$30	$25,866
3.125%	02/15/43	1,110	1,036,116
U.S. Treasury Notes
0.125%	09/30/13(k)	35	35,003
0.250%	01/31/14(k)	19,495	19,509,465
0.250%	08/15/15	13,000	12,955,306
0.500%	07/31/17	14,500	14,152,232
0.625%	08/31/17-04/30/18	100	97,619
0.750%	12/31/17	10	9,784
1.000%	05/31/18-06/30/19	13,315	12,801,523
1.375%	09/30/18	5,500	5,475,937
1.750%	05/15/23(a)	980	917,831
2.750%	02/28/18	6,000	6,402,186
4.125%	05/15/15	7,790	8,339,561
U.S. Treasury Strip Coupon
1.128%(s)	08/15/17	5,000	4,773,160
1.324%(s)	02/15/18(a)	5,000	4,703,915
1.834%(s)	11/15/19(a)	9,000	8,011,350
1.977%(s)	05/15/20	10,000	8,735,140
2.179%(s)	02/15/21	9,000	7,629,021
2.229%(s)	05/15/21	7,000	5,878,670
2.359%(s)	11/15/21(a)	10,000	8,216,610
3.209%(s)	02/15/27	3,500	2,267,993
3.313%(s)	02/15/28	9,000	5,565,258
3.389%(s)	02/15/29(a)	2,860	1,691,455
3.568%(s)	05/15/33	6,300	3,119,161
3.588%(s)	02/15/34	1,800	864,346
3.611%(s)	02/15/35	800	368,962

TOTAL U.S. TREASURY OBLIGATIONS (cost $148,321,612)			143,583,470

TOTAL LONG-TERM INVESTMENTS (cost $2,374,285,426)			2,456,817,290

SHORT-TERM INVESTMENTS — 10.9%		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 10.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $278,665,092; includes $179,675,580 of cash collateral for securities on loan)(b)(w)(Note 4)		278,665,092	278,665,092

U.S. TREASURY OBLIGATIONS(k)(n)		Principal Amount (000)#
U.S. Treasury Bills
0.052%	08/15/13	$15	14,999
0.065%	11/14/13	105	104,974
0.084%	08/15/13	15	14,999
0.095%	08/15/13	13	12,999
0.100%	08/15/13	10	9,999

TOTAL U.S. TREASURY OBLIGATIONS (cost $157,968)			157,970

Value (Note 2)
TOTAL SHORT-TERM INVESTMENTS (cost $278,823,060)	$278,823,062

TOTAL INVESTMENTS — 106.6% (cost $2,653,108,486)	2,735,640,352
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (6.6)%	(169,101,838)

NET ASSETS — 100.0%	$2,566,538,514

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARM	Adjustable-Rate Mortgage
CAC	40 French Stock Market Index
CHI-X	European Equity Exchange
CNX	Crisil NSE Indices
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
DAX	Deutscher Aktien Index
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
FTSE	Financial Times Stock Exchange
IO	Interest Only
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
PO	Prinicipal Only
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits Securities
SGX	Singapore Stock Exchange
STOXX	Stock Index of Eurozone
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index
W/I	When Issued
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XJSE	Johannesburg Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Market
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CSK	Czech Kruna
DOP	Dominican Peso
EUR	Euro
GBP	British Pound

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $175,352,112; cash collateral of $179,675,580 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non- income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2013.

(t)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
31	2 Year U.S. Treasury Notes	Sep. 2013	$6,824,844	$6,820,000	$(4,844)
33	5 Year U.S. Treasury Notes	Sep. 2013	4,032,711	3,994,547	(38,164)
149	10 Year U.K. Gilt	Sep. 2013	26,514,875	25,359,098	(1,155,777)
34	20 Year U.S. Treasury Bonds	Sep. 2013	4,758,719	4,618,688	(140,031)
695	Amsterdam Index	Jul. 2013	63,650,938	62,384,089	(1,266,849)
102	DAX Index	Sep. 2013	27,196,636	26,442,318	(754,318)
765	Euro STOXX 50	Sep. 2013	26,182,503	25,869,758	(312,745)
259	Russell 2000 Mini Index	Sep. 2013	25,021,990	25,244,730	222,740
574	S&P 500 E-Mini	Sep. 2013	45,646,050	45,899,910	253,860
717	SGX CNX Nifty Index	Jul. 2013	8,050,800	8,355,918	305,118
508	TOPIX Index	Sep. 2013	56,948,014	57,929,825	981,811

					(1,909,199)

Short Positions:
1,020	5 Year U.S. Treasury Notes	Sep. 2013	125,300,633	123,467,812	1,832,821
177	10 Year U.S. Treasury Notes	Sep. 2013	22,856,438	22,401,563	454,875
548	CAC40 10 Euro	Jul. 2013	27,524,067	26,638,195	885,872
513	FTSE 100 Index	Sep. 2013	49,281,332	48,075,219	1,206,113

					4,379,681

					$2,470,482

(1)	Cash of $400,000 and U.S. Treasury Securities with a market value of $17,831,051 have been segregated to cover requirements for open futures contracts as of June 30, 2013.

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/16/13	Credit Suisse First Boston Corp.	AUD	1,188	$1,144,579	$1,082,333	$(62,246)

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar (cont’d.),
Expiring 08/16/13	Societe Generale	AUD	7,549	$7,538,880	$6,877,868	$(661,012)
Expiring 09/18/13	Credit Suisse First Boston Corp.	AUD	507	479,651	460,988	(18,663)
British Pound,
Expiring 08/16/13	Credit Suisse First Boston Corp.	GBP	466	700,348	707,743	7,395
Expiring 08/16/13	Goldman Sachs & Co.	GBP	1,540	2,359,631	2,341,194	(18,437)
Expiring 08/16/13	Royal Bank of Canada	GBP	113	177,210	172,118	(5,092)
Expiring 08/16/13	Societe Generale	GBP	64	98,085	96,885	(1,200)
Canadian Dollar,
Expiring 08/16/13	Bank of America	CAD	523	505,809	496,995	(8,814)
Expiring 08/16/13	Royal Bank of Canada	CAD	291	280,179	275,940	(4,239)
Expiring 08/16/13	Societe Generale	CAD	6,782	6,712,052	6,440,553	(271,499)
Expiring 08/16/13	Societe Generale	CAD	611	605,080	580,605	(24,475)
Expiring 08/16/13	State Street Bank	CAD	1,106	1,071,013	1,050,194	(20,819)
Czech Koruna,
Expiring 09/18/13	Deutsche Bank	CSK	9,632	501,994	482,175	(19,819)
Euro,
Expiring 07/17/13	BNP Paribas	EUR	170	226,184	221,261	(4,923)
Expiring 07/17/13	Citigroup Global Markets	EUR	295	390,355	384,178	(6,177)
Expiring 07/17/13	Goldman Sachs & Co.	EUR	297	389,230	387,042	(2,188)
Expiring 08/16/13	Credit Suisse First Boston Corp.	EUR	715	921,804	930,905	9,101
Expiring 08/16/13	Goldman Sachs & Co.	EUR	1,993	2,590,243	2,594,834	4,591
Expiring 08/16/13	Societe Generale	EUR	142	186,773	185,408	(1,365)
Hong Kong Dollar,
Expiring 08/16/13	Bank of America	HKD	11,386	1,467,676	1,468,342	666
Expiring 08/16/13	BNP Paribas	HKD	6,773	873,112	873,404	292
Expiring 08/16/13	Credit Suisse First Boston Corp.	HKD	1,036	133,506	133,600	94
Expiring 08/16/13	Goldman Sachs & Co.	HKD	6,417	826,832	827,551	719
Expiring 08/16/13	Royal Bank of Canada	HKD	1,403	180,938	180,924	(14)
Hungarian Forint,
Expiring 09/18/13	Credit Suisse First Boston Corp.	HUF	114,938	503,670	503,063	(607)
Japanese Yen,
Expiring 07/17/13	Citigroup Global Markets	JPY	122,111	1,263,525	1,231,291	(32,234)
Expiring 07/17/13	Credit Suisse First Boston Corp.	JPY	23,261	238,144	234,548	(3,596)
Expiring 07/17/13	Credit Suisse First Boston Corp.	JPY	22,390	235,130	225,772	(9,358)
Expiring 07/17/13	Goldman Sachs & Co.	JPY	33,021	332,795	332,964	169
Expiring 07/17/13	Toronto Dominion	JPY	24,345	246,957	245,483	(1,474)
Expiring 08/16/13	Bank of America	JPY	238,221	2,305,164	2,402,410	97,246
Expiring 08/16/13	BNP Paribas	JPY	342,796	3,385,372	3,457,025	71,653
Expiring 08/16/13	Credit Suisse First Boston Corp.	JPY	42,777	435,791	431,393	(4,398)
Expiring 08/16/13	Goldman Sachs & Co.	JPY	57,782	587,465	582,720	(4,745)
Mexican Peso,
Expiring 09/18/13	Deutsche Bank	MXN	12,399	962,130	949,821	(12,309)
Expiring 09/18/13	Deutsche Bank	MXN	5,888	447,954	451,038	3,084
Norwegian Krone,
Expiring 08/16/13	BNP Paribas	NOK	3,282	564,349	539,431	(24,918)
Philippine Peso,
Expiring 09/18/13	Goldman Sachs & Co.	PHP	19,821	458,759	458,336	(423)
Polish Zloty,
Expiring 09/18/13	Credit Suisse First Boston Corp.	PLN	1,628	505,494	487,472	(18,022)
Russian Ruble,
Expiring 09/18/13	Credit Suisse First Boston Corp.	RUB	15,561	476,032	466,688	(9,344)
Singapore Dollar,
Expiring 08/16/13	Bank of America	SGD	651	514,101	513,328	(773)
Expiring 08/16/13	BNP Paribas	SGD	1,390	1,124,291	1,097,137	(27,154)
Expiring 08/16/13	Westpac Banking Corp.	SGD	184	149,692	145,477	(4,215)
Expiring 09/18/13	Credit Suisse First Boston Corp.	SGD	606	478,100	478,390	290
South Korean Won,
Expiring 09/17/13	Credit Suisse First Boston Corp.	KRW	540,539	477,918	471,550	(6,368)
Expiring 09/17/13	Credit Suisse First Boston Corp.	KRW	526,726	457,991	459,499	1,508

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona,
Expiring 08/16/13	BNP Paribas	SEK	5,317	$807,049	$791,909	$(15,140)
Expiring 08/16/13	BNP Paribas	SEK	3,599	546,239	535,992	(10,247)
Swiss Franc,
Expiring 08/16/13	BNP Paribas	CHF	1,090	1,138,647	1,154,152	15,505
Expiring 08/16/13	Goldman Sachs & Co.	CHF	1,402	1,486,226	1,484,964	(1,262)
Expiring 08/16/13	Societe Generale	CHF	1,392	1,460,252	1,474,469	14,217
Expiring 08/16/13	Societe Generale	CHF	603	632,891	639,053	6,162

				$52,583,292	$51,498,415	$(1,084,877)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/16/13	Citigroup Global Markets	AUD	453	$451,665	$412,739	$38,926
Expiring 08/16/13	Goldman Sachs & Co.	AUD	1,126	1,038,444	1,025,997	12,447
Expiring 08/16/13	Westpac Banking Corp.	AUD	1,270	1,216,907	1,157,034	59,873
Expiring 09/18/13	Credit Suisse First Boston Corp.	AUD	507	480,708	460,988	19,720
British Pound,
Expiring 07/17/13	BNP Paribas	GBP	2,356	3,692,178	3,583,251	108,927
Expiring 08/16/13	Citigroup Global Markets	GBP	6,590	10,151,258	10,019,319	131,939
Expiring 08/16/13	Goldman Sachs & Co.	GBP	631	973,053	959,633	13,420
Expiring 08/16/13	Westpac Banking Corp.	GBP	540	812,225	821,004	(8,779)
Canadian Dollar,
Expiring 08/16/13	Goldman Sachs & Co.	CAD	946	899,836	898,790	1,046
Expiring 08/16/13	Westpac Banking Corp.	CAD	618	594,483	586,868	7,615
Colombian Peso,
Expiring 09/18/13	Credit Suisse First Boston Corp.	COP	906,094	470,943	467,581	3,362
Expiring 09/18/13	Deutsche Bank	COP	913,892	476,482	471,605	4,877
Czech Koruna,
Expiring 09/18/13	Credit Suisse First Boston Corp.	CSK	9,632	486,229	482,175	4,054
Euro,
Expiring 07/17/13	BNP Paribas	EUR	19,079	25,433,693	24,835,753	597,940
Expiring 07/17/13	Royal Bank of Canada	EUR	261	340,657	339,219	1,438
Expiring 08/16/13	Citigroup Global Markets	EUR	594	773,678	773,818	(140)
Expiring 08/16/13	Citigroup Global Markets	EUR	356	462,906	462,990	(84)
Expiring 08/16/13	Goldman Sachs & Co.	EUR	1,789	2,357,972	2,329,673	28,299
Expiring 08/16/13	Goldman Sachs & Co.	EUR	1,429	1,869,859	1,860,913	8,946
Expiring 08/16/13	Westpac Banking Corp.	EUR	558	717,776	725,946	(8,170)
Hong Kong Dollar,
Expiring 07/17/13	BNP Paribas	HKD	7,728	995,305	996,469	(1,164)
Expiring 08/16/13	Bank of America	HKD	1,852	238,676	238,877	(201)
Expiring 08/16/13	Citigroup Global Markets	HKD	11,280	1,454,154	1,454,677	(523)
Expiring 08/16/13	Citigroup Global Markets	HKD	4,231	545,503	545,583	(80)
Expiring 08/16/13	Goldman Sachs & Co.	HKD	2,575	331,794	332,054	(260)
Expiring 08/16/13	Toronto Dominion	HKD	4,684	603,935	604,048	(113)
Expiring 08/16/13	Westpac Banking Corp.	HKD	7,973	1,027,466	1,028,218	(752)
Hungarian Forint,
Expiring 09/18/13	Deutsche Bank	HUF	114,938	509,972	503,063	6,909
Israeli Shekel,
Expiring 09/18/13	Credit Suisse First Boston Corp.	ILS	1,628	448,072	446,759	1,313
Japanese Yen,
Expiring 07/17/13	BNP Paribas	JPY	988,630	10,481,086	9,968,758	512,328
Expiring 07/17/13	BNP Paribas	JPY	63,144	646,180	636,708	9,472
Expiring 07/17/13	Dain Rauscher Wessels	JPY	37,024	377,793	373,324	4,469
Expiring 08/16/13	BNP Paribas	JPY	117,226	1,169,606	1,182,197	(12,591)
Expiring 08/16/13	BNP Paribas	JPY	39,647	405,990	399,828	6,162
Expiring 08/16/13	Citigroup Global Markets	JPY	27,326	269,745	275,572	(5,827)

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.),
Expiring 08/16/13	Credit Suisse First Boston Corp.	JPY	61,290	$622,982	$618,094	$4,888
Expiring 08/16/13	Goldman Sachs & Co.	JPY	168,926	1,727,685	1,703,588	24,097
Expiring 08/16/13	Goldman Sachs & Co.	JPY	38,544	389,124	388,703	421
Expiring 08/16/13	National Australia Bank Ltd.	JPY	48,295	492,908	487,041	5,867
Expiring 08/16/13	Westpac Banking Corp.	JPY	229,989	2,364,074	2,319,389	44,685
Expiring 08/16/13	Westpac Banking Corp.	JPY	188,572	1,852,173	1,901,704	(49,531)
Expiring 09/18/13	Barclays Capital Group	JPY	44,468	453,173	448,530	4,643
Expiring 09/18/13	Credit Suisse First Boston Corp.	JPY	44,947	473,866	453,367	20,499
Malaysian Ringgit,
Expiring 09/18/13	Credit Suisse First Boston Corp.	MYR	1,499	464,151	471,832	(7,681)
Mexican Peso,
Expiring 09/18/13	Credit Suisse First Boston Corp.	MXN	6,264	484,271	479,804	4,467
Polish Zloty,
Expiring 09/18/13	Credit Suisse First Boston Corp.	PLN	1,628	491,678	487,471	4,207
Russian Ruble,
Expiring 09/18/13	Deutsche Bank	RUB	15,561	483,488	466,688	16,800
Expiring 09/30/13	Credit Suisse First Boston Corp.	RUB	8,300	247,189	248,425	(1,236)
Singapore Dollar,
Expiring 07/17/13	BNP Paribas	SGD	1,478	1,182,678	1,166,228	16,450
Expiring 08/16/13	BNP Paribas	SGD	204	160,992	160,879	113
Expiring 08/16/13	Westpac Banking Corp.	SGD	813	641,195	641,184	11
Expiring 09/18/13	Credit Suisse First Boston Corp.	SGD	606	483,353	478,390	4,963
South African Rand,
Expiring 09/18/13	Credit Suisse First Boston Corp.	ZAR	4,614	457,686	461,165	(3,479)
Swiss Franc,
Expiring 08/16/13	Goldman Sachs & Co.	CHF	933	1,004,606	988,593	16,013

				$87,683,501	$86,032,506	$1,650,995

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$10,240,203	$—
Austria	—	363,392	—
Belgium	—	4,706,147	—
Bermuda	11,159,245	1,198,649	—
Brazil	10,573,369	—	—
British Virgin Islands	5,241,496	—	—
Canada	15,965,603	—	—
Cayman Islands	2,053,657	4,044,042	—
China	1,501,794	40,520,199	—
Cyprus	582,555	—	—
Denmark	208,745	854,103	—
Finland	—	1,839,875	—
France	2,132,861	32,337,150	—
Germany	625,476	21,589,710	—
Hong Kong	—	20,064,476	—
Hungary	—	1,695,543	—
India	5,769,101	—	—
Indonesia	—	1,985,992	—

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Ireland	$8,490,528	$1,854,515	$—
Israel	1,254,400	—	—
Italy	—	735,786	—
Japan	—	67,792,596	—
Kazakhstan	596,317	—	—
Liberia	474,795	—	—
Marshall Islands	688,272	—	—
Mexico	3,646,370	—	—
Netherlands	8,140,738	9,551,606	—
Norway	—	351,754	—
Panama	990,349	—	—
Poland	—	6,409,171	—
Russia	18,897,415	—	—
Singapore	6,237,563	3,228,874	—
South Africa	947,166	8,341,840	—
South Korea	15,432,228	20,956,180	—
Spain	—	4,190,233	—
Sweden	—	4,257,209	—
Switzerland	7,861,943	33,066,384	—
Taiwan	10,278,994	16,858,812	—
Thailand	—	4,448,406	—
Turkey	—	12,181,649	—
United Arab Emirates	601,002	—	—
United Kingdom	7,671,047	86,801,212	—
United States	902,765,707	—	—
Preferred Stocks:
Brazil	9,925,458	—	—
Cayman Islands	203,055	—	—
Germany	—	6,124,351	—
Luxembourg	529,051	—	—
United Kingdom	67,979	—	—
United States	10,400,104	—	—
Rights:
France	28,038	—	—
Spain	54,416	—	—
Asset-Backed Securities	—	82,386,912	500,937
Bank Loans	—	5,301,743	—
Commercial Mortgage-Backed Securities	—	20,278,377	272,967
Convertible Bonds	5,675,240	83,811,383	—
Corporate Bonds	—	342,433,199	2,259,860
Foreign Government Bonds	—	28,988,038	82,024
Municipal Bonds	—	656,773	—
Residential Mortgage-Backed Securities	—	93,126,621	1,806,412
U.S. Government Agency Obligations	—	143,898,466	1,167,972
U.S. Treasury Obligations	—	143,741,440	—
Affiliated Money Market Mutual Fund	278,665,092	—	—
Other Financial Instruments*
Futures	2,470,482	—	—
Foreign Forward Currency Contracts	—	566,118	—

Total	$1,358,807,651	$1,373,779,129	$6,090,172

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (7.0% represents investments purchased with collateral from securities on loan)	10.9%
Oil & Gas	6.5
U.S. Government Agency Obligations	5.7
U.S. Treasury Obligations	5.6
Banks	5.4
Real Estate Investment Trusts	4.3
Retail	4.2
Residential Mortgage-Backed Securities	3.7
Pharmaceuticals	3.6
Insurance	3.4
Asset-Backed Securities	3.2
Diversified Financial Services	3.0
Semiconductors	3.0
Telecommunications	2.8
Media	2.4
Financial – Bank & Trust	2.4
Internet Software & Services	2.4
Chemicals	1.9
Healthcare Products & Services	1.8
Automobile Manufacturers	1.6
Biotechnology	1.6
Software	1.5
Electric	1.5
Food	1.5
Computers	1.4
Real Estate	1.4
Commercial Services	1.4
Metals & Mining	1.3
Transportation	1.3
Beverages	1.2
Foreign Government Bonds	1.1
Electronic Components & Equipment	0.9
Agriculture	0.9
Commercial Mortgage-Backed Securities	0.8

Lodging	0.7%
Building Materials	0.7
Aerospace & Defense	0.7
Distribution/Wholesale	0.6
Holding Companies – Diversified	0.6
Apparel	0.5
Electronics	0.5
Pipelines	0.5
Diversified Manufacturing	0.5
Investment Companies	0.4
Miscellaneous Manufacturing	0.4
Construction & Engineering	0.4
Auto Parts & Equipment	0.4
Airlines	0.4
Cosmetics/Personal Care	0.3
Household Products/Wares	0.3
Home Builders	0.3
Leisure Time	0.3
Diversified Machinery	0.3
Entertainment	0.3
Containers & Packaging	0.2
Hand/Machine Tools	0.2
Metal Fabricate/Hardware	0.2
Home Furnishings	0.2
Machinery – Construction & Mining	0.2
Forest Products & Paper	0.1
Advertising	0.1
Coal	0.1
Savings & Loan	0.1
Office Equipment	0.1
Healthcare Providers & Services	0.1
Electrical Equipment	0.1
Textiles	0.1
Environmental Control	0.1

106.6
Liabilities in excess of other assets	(6.6)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$2,287,696	*	Due from broker-variation margin	$1,651,561	*
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	1,984,298		Unrealized depreciation on foreign currency forward contracts	1,418,180
Equity contracts	Unaffiliated investments	82,454		—	—
Equity contracts	Due from broker-variation margin	3,855,514	*	Due from broker-variation margin	2,021,167	*

Total		$8,209,962			$5,090,908

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Futures	Forward Currency Contracts	Total
Interest rate contracts		$1,471,236	$—	$1,471,236
Foreign exchange contracts		—	1,381,132	1,381,132
Equity contracts		30,768,828	—	30,768,828

Total		$32,240,064	$1,381,132	$33,621,196

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Forward Currency Contracts	Total
Interest rate contracts	$—	$359,753	$—	$359,753
Foreign exchange contracts	—	—	385,576	385,576
Equity contracts	(11,502)	(4,055,958)	—	(4,067,460)

Total	$(11,502)	$(3,696,205)	$385,576	$(3,322,131)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(3)
$607,844,400	$308,813,845	$38,181,453	$73,416,372

(1)	Value at Trade Date.

(2)	Value at Settlement Date Payable.

(3)	Value at Settlement Date Receivable.

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$175,352,112	$—	$—	$175,352,112
Exchange-traded and cleared derivatives	1,398,649	—	—	1,398,649
Over-the-counter derivatives	1,984,298	—	—	1,984,298

				178,735,059

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	(1,418,180)	—	—	(1,418,180)

				(1,418,180)

Collateral Amount Pledged/(Received):
Securities on loan				(175,352,112)
Exchange-traded and cleared derivatives				—
Over-the-counter derivatives				—

Net Amount				$1,964,767

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $175,352,112:
Unaffiliated investments (cost $2,374,443,394)	$2,456,975,260
Affiliated investments (cost $278,665,092)	278,665,092
Foreign currency, at value (cost $6,112,276)	6,085,010
Deposit with broker	405,416
Receivable for investments sold	11,246,060
Dividends and interest receivable	10,382,713
Receivable for fund share sold	2,102,714
Unrealized appreciation on foreign currency forward contracts	1,984,298
Due from broker-variation margin	1,398,649
Tax reclaim receivable	647,617
Prepaid expenses	290

Total Assets	2,769,893,119

LIABILITIES:
Payable to broker for collateral for securities on loan	179,675,580
Payable for investments purchased	20,397,069
Unrealized depreciation on foreign currency forward contracts	1,418,180
Advisory fees payable	916,350
Payable for fund share repurchased	534,267
Accrued expenses and other liabilities	371,905
Distribution fee payable	27,702
Foreign withheld taxes payable	13,135
Affiliated transfer agent fee payable	417

Total Liabilities	203,354,605

NET ASSETS	$2,566,538,514

Net assets were comprised of:
Paid-in capital	$2,255,649,114
Retained earnings	310,889,400

Net assets, June 30, 2013	$2,566,538,514

Net asset value and redemption price per share, $2,566,538,514 / 227,010,359 outstanding shares of beneficial interest	$11.31

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $902,173 foreign withholding tax)	$18,313,312
Interest income	12,898,709
Affiliated income from securities lending, net	292,199
Affiliated dividend income	150,019

31,654,239

EXPENSES
Advisory fees	11,788,534
Distribution fee	910,139
Custodian and accounting fees	404,000
Shareholder servicing fees and expenses	363,448
Audit fee	28,000
Trustees’ fees	15,000
Legal fees and expenses	8,000
Shareholders’ reports	4,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	3,000
Insurance expenses	2,000
Miscellaneous	13,506

Total expenses	13,543,627
Less: shareholder servicing fee waiver	(117,503)

Net expenses	13,426,124

NET INVESTMENT INCOME	18,228,115

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	39,996,034
Futures transactions	32,240,064
Foreign currency transactions	(220,422)

72,015,676

Net change in unrealized appreciation (depreciation) on:
Investments	20,357,830
Futures	(3,696,205)
Foreign currencies	331,298

16,992,923

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	89,008,599

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,236,714

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,228,115	$20,343,405
Net realized gain on investment and foreign currency transactions	72,015,676	114,899,557
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	16,992,923	77,760,036

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	107,236,714	213,002,998

DISTRIBUTIONS	—	(20,439,458)

FUND SHARE TRANSACTIONS:
Fund share sold [25,880,965 and 124,899,785 shares, respectively]	290,027,323	1,285,782,977
Fund share issued in reinvestment of distributions [0 and 2,062,508 shares, respectively]	—	20,439,458
Fund share repurchased [10,642,005 and 58,167,160 shares, respectively]	(119,109,265)	(588,858,365)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	170,918,058	717,364,070

TOTAL INCREASE IN NET ASSETS	278,154,772	909,927,610
NET ASSETS:
Beginning of period	2,288,383,742	1,378,456,132

End of period	$2,566,538,514	$2,288,383,742

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 90.6%
COMMON STOCKS — 47.1%	Shares	Value (Note 2)
Advertising — 0.1%
Moshi Moshi Hotline, Inc. (Japan)	48,400	$602,807
WPP PLC (United Kingdom)	214,165	3,660,706

		4,263,513

Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom)	154,687	900,823
European Aeronautic Defence & Space Co. NV (Netherlands)	37,719	2,017,985
Meggitt PLC (United Kingdom)	111,990	882,339
Raytheon Co.	9,700	641,364
United Technologies Corp.	132,618	12,325,517

		16,768,028

Agriculture — 0.8%
Archer-Daniels-Midland Co.	61,264	2,077,462
British American Tobacco PLC (United Kingdom)	92,492	4,743,904
Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)*	828,000	—
Imperial Tobacco Group PLC (United Kingdom)	44,607	1,546,740
Japan Tobacco, Inc. (Japan)	173,100	6,110,006
KT&G Corp. (South Korea)	16,000	1,039,534
Philip Morris International, Inc.	67,912	5,882,538

		21,400,184

Airlines — 0.2%
Air China Ltd. (China) (Class H Stock)	478,000	342,193
Copa Holdings SA (Panama) (Class A Stock)	2,010	263,551
Delta Air Lines, Inc.*	166,283	3,111,155
Japan Airlines Co. Ltd. (Japan)	25,400	1,307,609
Turk Hava Yollari Anonim Ortakligi (Turkey)	93,208	362,139
United Continental Holdings, Inc.*	14,360	449,324

		5,835,971

Apparel — 0.3%
Burberry Group PLC (United Kingdom)	75,110	1,545,209
Hanesbrands, Inc.	33,000	1,696,860
POU Chen Corp. (Taiwan)	214,000	202,136
VF Corp.	10,182	1,965,737
Wolverine World Wide, Inc.	39,900	2,178,939

		7,588,881

Auto Parts & Equipment — 0.4%
BorgWarner, Inc.*	1,755	151,193
Bridgestone Corp. (Japan)	37,100	1,265,118
Continental AG (Germany)	12,493	1,665,422
Halla Visteon Climate Control Corp. (South Korea)	19,370	612,240
Hyundai Mobis (South Korea)	2,610	621,370
Johnson Controls, Inc.	116,171	4,157,760
Magna International, Inc. (Canada)	3,270	232,889
Sumitomo Electric Industries Ltd. (Japan)	108,600	1,292,780
TRW Automotive Holdings Corp.*	8,202	544,941
Valeo SA (France)	16,340	1,025,314

		11,569,027

Automobile Manufacturers — 1.1%
Daihatsu Motor Co. Ltd. (Japan)	15,000	284,111

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobile Manufacturers (continued)
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	322,000	$427,075
Ford Motor Co.	36,329	562,010
General Motors Co.*(a)	212,892	7,091,433
General Motors Corp. Escrow Shares*	110,000	—
Great Wall Motor Co. Ltd. (China) (Class H Stock)	159,500	682,611
Honda Motor Co. Ltd. (Japan)	116,200	4,316,764
Hyundai Motor Co. (South Korea)	7,800	1,529,819
Isuzu Motors Ltd. (Japan)	79,000	540,040
Kia Motors Corp. (South Korea)	22,420	1,210,731
Mazda Motor Corp. (Japan)*	86,000	339,996
Motors Liquidation Co. GUC Trust*	2,770	85,039
Oshkosh Corp.*	5,100	193,647
PACCAR, Inc.	98,535	5,287,388
Tata Motors Ltd. (India), ADR	42,480	995,731
Tesla Motors, Inc.*	10,640	1,143,055
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	45,870	286,114
Toyota Motor Corp. (Japan)	105,300	6,351,469

		31,327,033

Banks — 1.5%
Australia & New Zealand Banking Group Ltd. (Australia)	74,304	1,928,891
Canara Bank (India)	37,260	225,278
Capital One Financial Corp.	93,789	5,890,887
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,647,000	756,604
China Merchants Bank Co. Ltd. (China) (Class H Stock)	314,500	522,172
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	823,000	801,428
Comerica, Inc.	20,854	830,615
Compartamos SAB de CV (Mexico)	269,780	465,754
Deutsche Bank AG (Germany)	7,371	309,085
East West Bancorp, Inc.	8,900	244,750
Fifth Third Bancorp	25,583	461,773
First Gulf Bank PJSC (United Arab Emirates)	57,500	249,694
First Republic Bank	24,100	927,368
FirstRand Ltd. (South Africa)	401,430	1,174,659
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	175,650	1,049,227
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	4,789,475	3,001,718
Kasikornbank PCL (Thailand)	68,000	415,158
Krung Thai Bank PCL (Thailand), NVDR	720,925	468,506
Lloyds Banking Group PLC (United Kingdom)*	485,533	466,266
Mitsubishi UFJ Financial Group, Inc. (Japan)	539,800	3,333,734
Northern Trust Corp.	23,600	1,366,440
OTP Bank PLC (Hungary)	34,410	719,759
PNC Financial Services Group, Inc. (The)	29,497	2,150,921
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	97,315	1,042,467
Punjab National Bank (India)	22,070	240,511
Sberbank of Russia (Russia), ADR	139,480	1,601,230
Signature Bank*	18,580	1,542,512
Standard Chartered PLC (United Kingdom)	130,450	2,832,137

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Swedbank AB (Sweden) (Class A Stock)	77,531	$1,775,813
Thanachart Capital PCL (Thailand)	278,400	343,511
Turkiye Garanti Bankasi A/S (Turkey)	217,950	950,041
Turkiye Halk Bankasi A/S (Turkey)	93,080	788,666
Turkiye Is Bankasi (Turkey) (Class C Stock)	255,420	753,872
U.S. Bancorp	62,700	2,266,605

		41,898,052

Beverages — 0.6%
Anheuser-Busch InBev NV (Belgium)	21,775	1,960,462
Carlsberg A/S (Denmark) (Class B Stock)	5,055	451,998
Coca-Cola Co. (The)	95,935	3,847,953
Coca-Cola Enterprises, Inc.	43,766	1,538,813
Diageo PLC (United Kingdom)	6,530	186,719
Diageo PLC (United Kingdom), ADR	17,000	1,954,150
Dr. Pepper Snapple Group, Inc.	38,055	1,747,866
Hite Jinro Co. Ltd. (South Korea)	12,790	348,471
Molson Coors Brewing Co. (Class B Stock)	12,800	612,608
PepsiCo, Inc.	31,634	2,587,345
Pernod-Ricard SA (France)	10,270	1,139,902
SABMiller PLC (United Kingdom)	39,207	1,879,727

		18,256,014

Biotechnology — 1.1%
Aegerion Pharmaceuticals, Inc.*(a)	34,088	2,159,134
Alexion Pharmaceuticals, Inc.*	13,402	1,236,201
Amgen, Inc.	27,250	2,688,485
Biogen Idec, Inc.*	47,548	10,232,330
Celgene Corp.*	25,606	2,993,598
Exact Sciences Corp.*(a)	86,000	1,196,260
Gilead Sciences, Inc.*(a)	78,000	3,994,380
Illumina, Inc.*	25,400	1,900,936
Regeneron Pharmaceuticals, Inc.*(a)	6,330	1,423,490
Vertex Pharmaceuticals, Inc.*	44,245	3,533,849

		31,358,663

Building Materials — 0.4%
China Shanshui Cement Group Ltd. (Cayman Islands)	335,000	149,585
Cie de Saint-Gobain (France)	29,233	1,184,529
Daikin Industries Ltd. (Japan)	50,700	2,049,284
Fortune Brands Home & Security, Inc.	52,300	2,026,102
Holcim Ltd. (Switzerland)*	33,429	2,326,869
Imerys SA (France)	12,225	750,605
Lafarge SA (France)	24,427	1,499,885
Martin Marietta Materials, Inc.	7,300	718,466
Masco Corp.	86,188	1,679,804
U.S. Concrete, Inc.*	6,942	113,988

		12,499,117

Chemicals — 1.3%
Air Products & Chemicals, Inc.	43,946	4,024,136
Akzo Nobel NV (Netherlands)	23,240	1,311,334
Albemarle Corp.(a)	25,200	1,569,708
Asahi Kasei Corp. (Japan)	46,000	303,514
Axiall Corp.	55,999	2,384,437
BASF SE (Germany)	23,651	2,109,506
Bayer AG (Germany)	65,285	6,950,898
CF Industries Holdings, Inc.	1,000	171,500
Dongyue Group (Cayman Islands)	628,000	249,131
Dow Chemical Co. (The)	76,898	2,473,809

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
LG Chem Ltd. (South Korea)	3,648	$803,353
Linde AG (Germany)	8,148	1,518,351
LyondellBasell Industries NV (Netherlands) (Class A Stock)	11,118	736,679
Methanex Corp. (Canada)	14,400	616,176
Nitto Denko Corp. (Japan)	24,400	1,564,909
PPG Industries, Inc.	18,866	2,762,171
PTT Global Chemical PCL (Thailand), NVDR	306,100	675,822
Sherwin-Williams Co. (The)	16,510	2,915,666
Shin-Etsu Chemical Co. Ltd. (Japan)	23,200	1,535,499
Solvay SA (Belgium)	13,740	1,799,094

		36,475,693

Coal — 0.1%
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	374,000	950,736
Shougang Fushan Resources Group Ltd. (Hong Kong)	574,000	221,655
Walter Energy, Inc.(a)	29,775	309,660

		1,482,051

Commercial Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA (Spain)	123,009	1,033,745
Banco do Brasil SA (Brazil)	96,290	953,255
Bank of America Corp.	665,568	8,559,205
Barclays PLC (United Kingdom)	861,781	3,670,127
BB&T Corp.	32,257	1,092,868
China Construction Bank Corp. (China) (Class H Stock)	4,618,000	3,245,155
Danske Bank A/S (Denmark)*	53,971	920,689
Huntington Bancshares, Inc.	12,702	100,092
M&T Bank Corp.(a)	33,280	3,719,040
Sumitomo Mitsui Financial Group, Inc. (Japan)	70,500	3,227,000
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	146,000	681,215
SVB Financial Group*	4,862	405,102

		27,607,493

Commercial Services — 1.0%
Aggreko PLC (United Kingdom)	29,000	724,844
Alliance Data Systems Corp.*(a)	16,158	2,925,083
Arteris SA (Brazil)	21,350	190,312
Carraige Services Capital Trust	1,800	86,906
CoreLogic, Inc.*	63,600	1,473,612
Equifax, Inc.	28,400	1,673,612
Experian PLC (United Kingdom)	82,020	1,425,497
FleetCor Technologies, Inc.*	27,180	2,209,734
Genpact Ltd. (Bermuda)	33,404	642,693
H&R Block, Inc.	79,400	2,203,350
Moody’s Corp.	31,820	1,938,793
RR Donnelley & Sons Co.(a)	53,830	754,158
Service Corp. International	54,600	984,438
SGS SA (Switzerland)	297	637,636
Sodexo (France)	26,074	2,172,098
Sotheby’s(a)	31,600	1,197,956
Visa, Inc. (Class A Stock)	38,043	6,952,359

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Services (continued)
WuXi PharmaTech Cayman, Inc. (Cayman Islands), ADR*	15,090	$316,890

		28,509,971

Computers — 0.9%
Apple, Inc.	32,271	12,781,898
Asustek Computer, Inc. (Taiwan)	93,000	795,595
Brocade Communications Systems, Inc.*	69,300	399,168
Cap Gemini SA (France)	16,169	785,192
Chicony Electronics Co. Ltd. (Taiwan)	186,865	485,628
Cognizant Technology Solutions Corp. (Class A Stock)*	10,404	651,395
Computer Sciences Corp.	45,200	1,978,404
Hewlett-Packard Co.	156,992	3,893,402
Infosys Ltd. (India), ADR	28,680	1,181,329
Jack Henry & Associates, Inc.	3,553	167,453
Lenovo Group Ltd. (Hong Kong)	988,000	889,298
Lite-On Technology Corp. (Taiwan)	399,045	697,514
NetApp, Inc.*	9,700	366,466
Seagate Technology PLC (Ireland)	12,700	569,341
Western Digital Corp.	8,300	515,347

		26,157,430

Construction & Engineering — 0.4%
ABB Ltd. (Switzerland)*	66,900	1,449,185
AECOM Technology Corp.*	83,800	2,664,002
Fluor Corp.	106,539	6,318,829

		10,432,016

Containers & Packaging — 0.1%
Bemis Co., Inc.	31,300	1,225,082
Crown Holdings, Inc.*	16,898	695,015
Rock-Tenn Co. (Class A Stock)(a)	14,838	1,482,019

		3,402,116

Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	14,832	849,725
Procter & Gamble Co. (The)	81,772	6,295,626

		7,145,351

Distribution/Wholesale — 0.3%
Digital China Holdings Ltd. (Bermuda)	121,000	143,828
Genuine Parts Co.	24,100	1,881,487
HD Supply Holdings, Inc.*	88,200	1,657,278
Marubeni Corp. (Japan)	31,000	207,184
Mitsubishi Corp. (Japan)	61,200	1,045,523
Sumitomo Corp. (Japan)	85,100	1,060,652
W.W. Grainger, Inc.	5,185	1,307,553
Watsco, Inc.	14,660	1,230,854

		8,534,359

Diversified Financial Services — 1.3%
African Bank Investments Ltd. (South Africa).	127,220	210,037
Air Lease Corp.	83,890	2,314,525
American Express Co.	7,499	560,625
Ameriprise Financial, Inc.	42,307	3,421,790
BS Financial Group, Inc. (South Korea)	32,060	403,440
Capmark Financial Group, Inc.	10,896	67,555
Charles Schwab Corp. (The)	90,700	1,925,561
CME Group, Inc.	2,143	162,825
Deutsche Boerse AG (Germany)	31,105	2,045,401

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
Discover Financial Services	51,680	$2,462,035
Fubon Financial Holding Co. Ltd. (Taiwan)	346,000	469,974
Goldman Sachs Group, Inc. (The)	16,846	2,547,957
Housing Development Finance Corp. (India)	90,130	1,326,876
IntercontinentalExchange, Inc.*(a)	11,959	2,125,832
Lazard Ltd. (Bermuda) (Class A Stock)	34,280	1,102,102
Legg Mason, Inc.(a)	42,700	1,324,127
MasterCard, Inc. (Class A Stock)	6,110	3,510,195
Morgan Stanley	130,521	3,188,628
Ocwen Financial Corp.*	16,600	684,252
ORIX Corp. (Japan)	196,100	2,676,122
Somerset Cayuga Holding Co., Inc.*	1,372	32,928
T. Rowe Price Group, Inc.	16,730	1,223,800
Taishin Financial Holding Co. Ltd. (Taiwan)	1,019,000	447,378
TD Ameritrade Holding Corp.	62,776	1,524,829
Woori Finance Holdings Co. Ltd. (South Korea)	78,640	722,119

		36,480,913

Diversified Machinery — 0.1%
FANUC Corp. (Japan)	7,000	1,013,088
Kubota Corp. (Japan)	126,000	1,833,725
Mitsubishi Heavy Industries Ltd. (Japan)	227,000	1,262,020

		4,108,833

Diversified Manufacturing — 0.5%
Carlisle Cos., Inc.	68,790	4,286,305
Danaher Corp.	3,300	208,890
Dover Corp.	28,800	2,236,608
Illinois Tool Works, Inc.	13,500	933,795
Pall Corp.	42,750	2,839,883
Siemens AG (Germany)	17,316	1,753,470
SPX Corp.	14,631	1,053,139

		13,312,090

Electric — 0.6%
AES Corp. (The)	132,621	1,590,126
Duke Energy Corp.	22,900	1,545,750
Dynegy, Inc.*(a)	10,001	225,518
Edison International	58,780	2,830,845
Electricite de France SA (France)	34,476	800,066
GDF Suez (France)	44,595	874,719
NextEra Energy, Inc.(a)	63,053	5,137,559
Northeast Utilities	28,600	1,201,772
NV Energy, Inc.	15,201	356,615
Rural Electrification Corp. Ltd. (India)*	69,510	233,876
Southern Co. (The)	33,700	1,487,181
Xcel Energy, Inc.	54,243	1,537,247

		17,821,274

Electronic Components & Equipment — 0.8%
Acuity Brands, Inc.(a)	24,190	1,826,829
Emerson Electric Co.	65,584	3,576,951
Energizer Holdings, Inc.	21,741	2,185,188
Generac Holdings, Inc.	38,680	1,431,547
Hitachi Ltd. (Japan)	391,000	2,505,333
Honeywell International, Inc.	95,205	7,553,564
Nidec Corp. (Japan)	12,500	874,527
Schneider Electric SA (France)	45,214	3,283,727

		23,237,666

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronics — 0.4%
Agilent Technologies, Inc.	47,540	$2,032,810
Amphenol Corp. (Class A Stock)	27,640	2,154,262
Anritsu Corp. (Japan)	18,500	219,181
Hon Hai Precision Industry Co. Ltd. (Taiwan)	163,000	398,377
Hon Hai Precision Industry Co. Ltd. (Taiwan) (Class S Stock)	383,900	1,888,788
Mettler-Toledo International, Inc.*(a)	6,002	1,207,603
Thermo Fisher Scientific, Inc.	15,903	1,345,871
TPK Holding Co. Ltd. (Cayman Islands)	51,000	811,297

		10,058,189

Financial – Bank & Trust — 1.8%
BNP Paribas SA (France)	55,299	3,027,331
CIT Group, Inc.*	6,440	300,297
Citigroup, Inc.	198,760	9,534,518
Credit Suisse Group AG (Switzerland)*	115,585	3,060,007
HSBC Holdings PLC (United Kingdom), (QMTF)	396,478	4,104,423
HSBC Holdings PLC (United Kingdom), (XHKG)	357,200	3,702,475
State Street Corp.	29,166	1,901,915
SunTrust Banks, Inc.	66,295	2,092,933
UBS AG (Switzerland)*	249,330	4,232,088
Wells Fargo & Co.	459,423	18,960,387

		50,916,374

Food — 0.9%
Campbell Soup Co.(a)	4,300	192,597
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil), ADR	17,640	801,914
ConAgra Foods, Inc.	26,280	917,960
Dean Foods Co.*	69,200	693,384
General Mills, Inc.	32,687	1,586,300
Ingredion, Inc.	31,300	2,053,906
J.M. Smucker Co. (The)	1,700	175,355
Kellogg Co.	22,216	1,426,934
Kroger Co. (The)	37,910	1,309,411
M Dias Branco SA (Brazil)	10,740	406,237
Magnit (Russia), GDR	7,950	454,144
Mondelez International, Inc. (Class A Stock)	112,966	3,222,920
Nestle SA (Switzerland)	46,450	3,048,068
Nutreco NV (Netherlands)	38,521	1,631,212
Tesco PLC (United Kingdom)	288,325	1,451,960
Tiger Brands Ltd. (South Africa)	24,780	739,941
Unilever NV (Netherlands), CVA	72,983	2,872,910
Unilever PLC (United Kingdom)	54,452	2,204,349
Uni-President Enterprises Corp. (Taiwan)	538,000	1,045,801
WhiteWave Foods Co. (Class A Stock)*	17,677	287,247
WhiteWave Foods Co. (Class B Stock)*	25,175	382,661

		26,905,211

Forest Products & Paper — 0.1%
Abitibi Escrow Shares	921,000	1,381
International Paper Co.	7,510	332,768
Newpage Holdings, Inc.*	2,800	244,132
Stora Enso Oyj (Finland) (Class R Stock)	107,274	718,331
UPM-Kymmene OYJ (Finland)	62,936	616,828

		1,913,440

COMMON STOCKS (continued)	Shares	Value (Note 2)
Gas — 0.4%
Atmos Energy Corp.	20,100	$825,306
CenterPoint Energy, Inc.(a)	76,922	1,806,898
Centrica PLC (United Kingdom)	386,758	2,115,468
NiSource, Inc.	28,146	806,102
Sempra Energy	35,275	2,884,084
UGI Corp.	64,000	2,503,040

		10,940,898

Hand/Machine Tools — 0.1%
Makita Corp. (Japan)	27,300	1,467,711
SMC Corp. (Japan)	7,774	1,558,497

		3,026,208

Healthcare Products — 0.4%
Baxter International, Inc.	2,953	204,554
CareFusion Corp.*	55,595	2,048,676
Covidien PLC (Ireland)*	63,026	3,605,087
Essilor International SA (France)	3,397	361,907
Intuitive Surgical, Inc.*	3,243	1,642,839
Medtronic, Inc.	55,800	2,872,026
Novadaq Technologies, Inc. (Canada)*	65,650	883,649

		11,618,738

Healthcare Services — 0.7%
Acadia Healthcare Co., Inc.*(a)	60,760	2,009,333
DaVita HealthCare Partners, Inc.*	18,967	2,291,214
Fresenius Medical Care AG & Co. KGaA (Germany)	11,960	847,735
Humana, Inc.	37,475	3,162,141
National Healthcare Corp.	17,110	817,858
UnitedHealth Group, Inc.	154,843	10,139,120

		19,267,401

Holding Companies – Diversified — 0.3%
AVI Ltd. (South Africa)	67,240	404,390
Hutchison Whampoa Ltd. (Hong Kong)	162,000	1,694,886
Imperial Holdings Ltd. (South Africa)	40,060	850,399
LVMH Moet Hennessy Louis Vuitton SA (France)	10,643	1,727,929
National Bank Holdings Corp.	31,100	612,670
Wharf Holdings Ltd. (The) (Hong Kong)	360,000	3,004,710

		8,294,984

Home Builders — 0.2%
Barratt Developments PLC (United Kingdom)*	56,405	265,353
Berkeley Group Holdings PLC (The) (United Kingdom)	6,618	214,367
Brookfield Residential Properties, Inc. (Canada)*(a)	38,000	838,280
Even Construtora e Incorporadora SA (Brazil)	58,530	209,059
Haseko Corp. (Japan)*	672,000	818,683
Lennar Corp. (Class A Stock)(a)	30,901	1,113,672
MRV Engenharia e Participacoes SA (Brazil)	48,160	142,018
NVR, Inc.*	517	476,674
Persimmon PLC (United Kingdom)*	87,862	243,254
Pulte Group, Inc.*	64,902	1,231,191
Sekisui House Ltd. (Japan)	34,000	491,249
Taylor Wimpey PLC (United Kingdom)	172,588	251,463

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Home Builders (continued)
Toll Brothers, Inc.*	7,772	$253,600

		6,548,863

Home Furnishings — 0.1%
Arcelik A/S (Turkey)	67,650	446,855
Electrolux AB (Sweden) (Class B Stock)	59,917	1,511,992
Skyworth Digital Holdings Ltd. (Bermuda)	650,000	326,278
Whirlpool Corp.	1,000	114,360

		2,399,485

Household Products/Wares — 0.1%
Avery Dennison Corp.	14,200	607,192
Clorox Co. (The)	9,730	808,952
Jarden Corp.*	4,350	190,313
Kimberly-Clark Corp.	6,170	599,354

		2,205,811

Industrial Products
Ingersoll-Rand PLC (Ireland)	20,730	1,150,930

Insurance — 2.9%
ACE Ltd. (Switzerland)	117,478	10,511,932
Aegon NV (Netherlands)	188,686	1,265,899
Aflac, Inc.	22,443	1,304,387
Ageas (Belgium)	50,000	1,754,411
Alleghany Corp.*	3,173	1,216,243
Allianz SE (Germany)	38,943	5,684,142
Allied World Assurance Co. Holdings AG (Switzerland)	7,000	640,570
Allstate Corp. (The)	26,610	1,280,473
American International Group, Inc.*	63,500	2,838,450
Amtrust Financial Services, Inc.(a)	79,010	2,820,657
Aon PLC (United Kingdom)	22,277	1,433,525
AXA SA (France)	250,059	4,929,314
Axis Capital Holdings Ltd. (Bermuda)	15,598	714,076
Berkshire Hathaway, Inc. (Class A Stock)*	12	2,023,200
Berkshire Hathaway, Inc. (Class B Stock)*	8,712	975,047
CNO Financial Group, Inc.	14,000	181,440
Delta Lloyd NV (Netherlands)	49,107	984,100
Endurance Specialty Holdings Ltd. (Bermuda)	14,400	740,880
Everest Re Group Ltd. (Bermuda)	6,913	886,661
Hartford Financial Services Group, Inc. (The)	63,820	1,973,315
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	10,930	289,399
ING Groep NV (Netherlands), CVA*	167,707	1,532,681
Lancashire Holdings Ltd. (Bermuda)	38,216	460,879
Legal & General Group PLC (United Kingdom)	91,031	237,260
Loews Corp.	78,000	3,463,200
Marsh & McLennan Cos., Inc.	27,400	1,093,808
MetLife, Inc.	161,724	7,400,491
Muenchener Rueckversicherungs AG (Germany)	8,607	1,581,207
Old Republic International Corp.	67,700	871,299
PartnerRe Ltd. (Bermuda)	5,253	475,712
Ping An Insurance Group Co. (China) (Class H Stock)	265,500	1,772,396
Porto Seguro SA (Brazil)	28,150	304,921

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Powszechny Zaklad Ubezpieczen SA (Poland)	8,250	$1,016,505
Prudential PLC (United Kingdom)	386,204	6,303,959
RenaissanceRe Holdings Ltd. (Bermuda)	3,500	303,765
Swiss Re AG (Switzerland)*	40,150	2,987,196
Travelers Cos., Inc. (The)	30,700	2,453,544
Unum Group	52,600	1,544,862
Validus Holdings Ltd. (Bermuda)	3,500	126,420
W.R. Berkley Corp.	22,000	898,920
Zurich Insurance Group AG (Switzerland)*	10,061	2,607,903

		81,885,049

Internet Software & Services — 1.8%
Amazon.com, Inc.*	26,291	7,300,748
AOL, Inc.*(a)	36,700	1,338,816
DealerTrack Holdings, Inc.*	71,240	2,524,033
eBay, Inc.*	101,697	5,259,769
Expedia, Inc.	62,117	3,736,338
Giant Interactive Group, Inc. (Cayman Islands), ADR	38,490	308,305
Google, Inc. (Class A Stock)*	21,398	18,838,158
LinkedIn Corp. (Class A Stock)*	14,840	2,645,972
NetEase, Inc. (Cayman Islands), ADR	13,270	838,266
Opentable, Inc.*(a)	18,140	1,160,053
priceline.com, Inc.*	3,444	2,848,636
Splunk, Inc.*	31,813	1,474,851
Symantec Corp.	41,300	928,011
Yahoo Japan Corp. (Japan)	1,771	872,067
Yahoo!, Inc.*	85,300	2,141,883

		52,215,906

Investment Companies — 0.2%
Apollo Global Management LLC(a)	61,914	1,492,127
Invesco Ltd. (Bermuda)	156,382	4,972,948

		6,465,075

Leisure Time — 0.2%
Harley-Davidson, Inc.	46,980	2,575,444
Royal Caribbean Cruises Ltd. (Liberia)	44,596	1,486,830
Yamaha Motor Co. Ltd. (Japan)	21,400	277,172

		4,339,446

Lodging — 0.4%
Accor SA (France)	31,060	1,091,776
Grand Korea Leisure Co. Ltd. (South Korea)	13,290	410,631
InterContinental Hotels Group PLC (United Kingdom)	89,948	2,471,985
Kangwon Land, Inc. (South Korea)	23,700	653,137
Las Vegas Sands Corp.	32,940	1,743,514
Marriott International, Inc. (Class A Stock)	60,090	2,425,833
Sands China Ltd. (Cayman Islands)	472,800	2,209,427
SJM Holdings Ltd. (Hong Kong)	330,000	800,848

		11,807,151

Machinery – Construction & Mining — 0.1%
Atlas Copco AB (Sweden) (Class A Stock)	46,495	1,120,615
Komatsu Ltd. (Japan)	68,100	1,568,475

		2,689,090

Media — 1.4%
Belo Corp. (Class A Stock)	51,420	717,309

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
CBS Corp. (Class B Stock)	64,985	$3,175,817
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	47,900	357,334
Comcast Corp. (Class A Stock)	146,739	6,145,429
DIRECTV*	44,870	2,764,889
DISH Network Corp. (Class A Stock)	96,430	4,100,203
Entercom Communications Corp. (Class A Stock)*(a)	55,400	522,976
Pearson PLC (United Kingdom)	68,315	1,214,942
Time Warner Cable, Inc.	32,539	3,659,987
Time Warner, Inc.	242,741	14,035,285
Viacom, Inc. (Class B Stock)	12,060	820,683
Walt Disney Co. (The)	39,510	2,495,057

		40,009,911

Metal Fabricate/Hardware — 0.1%
Catcher Technology Co. Ltd. (Taiwan)	86,000	444,591
Precision Castparts Corp.	10,270	2,321,123

		2,765,714

Metals & Mining — 0.5%
Alcoa, Inc.(a)	197,585	1,545,115
Alumina Ltd. (Australia), ADR*	60,479	215,910
BHP Billiton Ltd. (Australia)	78,362	2,255,488
Compass Minerals International, Inc.	11,800	997,454
First Quantum Minerals Ltd. (Canada)	79,312	1,176,445
Glencore Xstrata PLC (United Kingdom)	241,865	1,001,202
KGHM Polska Miedz SA (Poland)	19,450	707,394
Korea Zinc Co. Ltd. (South Korea)	1,590	385,153
Koza Altin Isletmeleri A/S (Turkey)	19,050	232,183
MMC Norilsk Nickel OJSC (Russia), ADR	55,940	803,858
Rio Tinto Ltd. (Australia)	13,266	635,780
Rio Tinto PLC (United Kingdom)	71,813	2,920,577
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	914,000	163,475

		13,040,034

Office Equipment
Canon, Inc. (Japan)	39,100	1,281,435

Oil & Gas — 3.2%
Anadarko Petroleum Corp.	17,925	1,540,295
Apache Corp.	26,051	2,183,856
BG Group PLC (United Kingdom)	298,331	5,069,885
BP PLC (United Kingdom)	136,695	948,662
Cabot Oil & Gas Corp.	24,960	1,772,659
Cameron International Corp.*	11,160	682,546
Cheniere Energy, Inc.*	11,927	331,094
Chevron Corp.	53,858	6,373,556
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,762,200	1,233,125
CNOOC Ltd. (Hong Kong)	1,503,000	2,517,401
Concho Resources, Inc.*	18,160	1,520,355
ConocoPhillips	58,696	3,551,109
Devon Energy Corp.	47,000	2,438,360
Diamond Offshore Drilling, Inc.	6,900	474,651
Dragon Oil PLC (Ireland)	92,340	803,481
Dril-Quip, Inc.*	21,120	1,906,925
Energen Corp.	18,430	963,152
Ensco PLC (United Kingdom) (Class A Stock)	27,758	1,613,295

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas (continued)
EOG Resources, Inc.	9,706	$1,278,086
Exxon Mobil Corp.	136,550	12,337,293
KazMunaiGas Exploration Production (Kazakhstan), GDR	16,840	249,614
Lukoil OAO (Russia), ADR	24,280	1,399,742
Marathon Petroleum Corp.	7,256	515,611
National Oilwell Varco, Inc.	3,837	264,369
Occidental Petroleum Corp.	30,814	2,749,533
Oceaneering International, Inc.	27,230	1,966,006
Oil & Natural Gas Corp. Ltd. (India)*	169,000	936,862
PBF Energy, Inc.(a)	37,000	958,300
Petrofac Ltd. (United Kingdom)	50,511	919,473
Petroleo Brasileiro SA (Brazil), ADR	24,260	355,652
Phillips 66	77,640	4,573,773
QEP Resources, Inc.	37,200	1,033,416
Repsol SA (Spain)	54,247	1,144,876
Rosneft OAO (Russia), GDR	138,040	957,887
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	212,502	6,790,218
Schlumberger Ltd. (Netherlands)	118,261	8,474,583
Southwestern Energy Co.*	19,600	715,988
Tatneft (Russia), ADR	28,400	1,032,056
Technip SA (France)	14,040	1,426,909
Total SA (France)	46,970	2,294,152
Tullow Oil PLC (United Kingdom)	130,070	1,980,043
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	26,320	642,684
Western Refining, Inc.(a)	14,500	407,015

		91,328,548

Pharmaceuticals — 3.1%
Abbott Laboratories	18,730	653,302
AbbVie, Inc.	45,330	1,873,942
Actavis, Inc.*	11,330	1,430,073
Allergan, Inc.	25,211	2,123,775
AmerisourceBergen Corp.	35,600	1,987,548
Astellas Pharma, Inc. (Japan)	26,700	1,450,454
BioMarin Pharmaceutical, Inc.*	3,855	215,070
Bristol-Myers Squibb Co.	119,236	5,328,657
Cardinal Health, Inc.	30,708	1,449,418
Eli Lilly & Co.	47,900	2,352,848
Express Scripts Holding Co.*	12,300	758,787
GlaxoSmithKline PLC (United Kingdom)	144,689	3,616,702
Johnson & Johnson	178,402	15,317,595
Mallinckrodt PLC (Ireland)*	3,615	164,241
McKesson Corp.	18,900	2,164,050
Merck & Co., Inc.	92,070	4,276,651
Mylan, Inc.*	44,655	1,385,645
Novartis AG (Switzerland)	95,986	6,798,741
Novo Nordisk A/S (Denmark) (Class B Stock)	2,003	311,391
Omnicare, Inc.(a)	8,500	405,535
Onyx Pharmaceuticals, Inc.*	34,037	2,955,093
Otsuka Holdings Co. Ltd. (Japan)	22,800	752,832
Pfizer, Inc.	351,624	9,848,988
Roche Holding AG (Switzerland)	28,694	7,121,774
Sanofi (France)	51,260	5,299,260
Shire PLC (United Kingdom)	46,749	1,481,494
Teva Pharmaceutical Industries Ltd. (Israel), ADR	26,775	1,049,580

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (Canada)*	48,980	$4,216,198

		86,789,644

Pipelines — 0.1%
Kinder Morgan, Inc.	24,700	942,305
NuStar GP Holdings LLC	35,700	954,261
Williams Cos., Inc. (The)	55,145	1,790,558

		3,687,124

Real Estate — 1.0%
Atrium European Real Estate Ltd. (United Kingdom)	31,476	163,882
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	15,900	572,718
CapitaLand Ltd. (Singapore)	534,000	1,290,134
CapitaMalls Asia Ltd. (Singapore)	488,000	699,914
CBRE Group, Inc. (Class A Stock)*	20,500	478,880
Cheung Kong Holdings Ltd. (Hong Kong)	198,000	2,669,917
China Overseas Land & Investment Ltd. (Hong Kong)	876,000	2,280,624
China Resources Land Ltd. (Cayman Islands)	186,000	505,334
Deutsche Wohnen AG (Germany)	93,260	1,580,984
EZ Tec Empreendimentos e Participacoes SA (Brazil)	14,070	171,702
First Capital Realty, Inc. (Canada)	27,688	469,935
Global Logistic Properties Ltd. (Singapore)	509,000	1,101,002
GSW Immobilien AG (Germany)	26,735	1,033,103
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	252,800	362,317
Hang Lung Properties Ltd. (Hong Kong)	571,000	1,977,846
Helical Bar PLC (United Kingdom)	129,885	499,801
Hongkong Land Holdings Ltd. (Bermuda)	128,000	890,880
LEG Immobilien GmbH (Germany)	4,845	252,258
Mitsubishi Estate Co. Ltd. (Japan)	184,000	4,898,794
Mitsui Fudosan Co. Ltd. (Japan)	143,000	4,204,207
New World Development Ltd. (Hong Kong)	802,000	1,101,611
ST Modwen Properties PLC (United Kingdom)	90,592	372,337
Sun Hung Kai Properties Ltd. (Hong Kong)	83,000	1,065,890
Technopolis PLC (Finland)	34,504	193,388

		28,837,458

Real Estate Investment Trusts — 2.7%
Agree Realty Corp.	10,594	312,735
Allied Properties Real Estate Investment Trust (Canada)	28,700	873,526
Alstria Office REIT AG (Germany)*	44,202	483,353
American Capital Ltd.*	29,800	377,566
American Residential Properties, Inc.*	46,100	792,920
American Tower Corp.	5,549	406,020
Annaly Capital Management, Inc.	77,600	975,432
Apartment Investment & Management Co. (Class A Stock)	61,188	1,838,088
AvalonBay Communities, Inc.	12,700	1,713,357
Beni Stabili SpA (Italy)	260,113	160,335
Boston Properties, Inc.	24,958	2,632,320
Brandywine Realty Trust	84,212	1,138,546
British Land Co. PLC (United Kingdom)	201,151	1,732,844

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Camden Property Trust	14,600	$1,009,444
Canadian Real Estate Investment Trust (Canada)	26,300	1,089,060
CapitaCommercial Trust (Singapore)	473,000	545,655
CBL & Associates Properties, Inc.	46,421	994,338
Cubesmart	67,472	1,078,203
Derwent London PLC (United Kingdom)	9,941	347,484
Dexus Property Group (Australia)	1,362,861	1,329,066
Digital Realty Trust, Inc.	24,766	1,510,726
Duke Realty Corp.	57,100	890,189
DuPont Fabros Technology, Inc.	20,550	496,283
Education Realty Trust, Inc.	66,983	685,236
Equity One, Inc.	21,900	495,597
Equity Residential	43,300	2,513,998
Excel Trust, Inc.	28,400	363,804
Extra Space Storage, Inc.	48,200	2,021,026
Frontier Real Estate Investment Corp. (Japan)	45	412,503
General Growth Properties, Inc.	102,800	2,042,636
Goodman Group (Australia)	559,088	2,485,700
Hammerson PLC (United Kingdom)	112,779	836,225
HCP, Inc.	81,395	3,698,589
Highwoods Properties, Inc.	45,697	1,627,270
Host Hotels & Resorts, Inc.	108,000	1,821,960
ICADE (France)	6,474	534,023
Japan Logistics Fund, Inc. (Japan)	49	449,505
Japan Real Estate Investment Corp. (Japan)	115	1,284,637
Japan Retail Fund Investment Corp. (Japan)	261	545,267
Kimco Realty Corp.	86,563	1,855,045
Liberty Property Trust	17,900	661,584
Link REIT (The) (Hong Kong)	142,500	699,344
Mirvac Group (Australia)	688,385	1,007,798
Nippon Prologis REIT, Inc. (Japan)	20	173,545
Nomura Real Estate Office Fund, Inc. (Japan)	83	363,981
Nomura Real Estate Residential Fund, Inc. (Japan)	29	141,210
Orix JREIT, Inc. (Japan)	255	291,055
Pennsylvania Real Estate Investment Trust	43,700	825,056
Post Properties, Inc.	23,851	1,180,386
ProLogis, Inc.	54,914	2,071,356
Public Storage	9,000	1,379,970
Rayonier, Inc.(a)	26,800	1,484,452
Regency Centers Corp.	15,000	762,150
RioCan Real Estate Investment Trust (Canada)	15,745	378,317
Simon Property Group, Inc.	36,653	5,788,241
SL Green Realty Corp.	10,000	881,900
Stockland (Australia)	98,655	313,908
Unibail-Rodamco SE (France)	19,542	4,551,409
Vastned (Netherlands)	10,794	442,632
Ventas, Inc.	41,636	2,892,036
Vornado Realty Trust	19,400	1,607,290
Warehouses De Pauw SCA (Belgium)	3,898	246,477
Westfield Group (Australia)	213,283	2,233,856
Westfield Retail Trust (Australia)	149,406	422,535

		77,200,999

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Retail — 2.9%
Astra International Tbk PT (Indonesia)	939,000	$660,103
AutoZone, Inc.*(a)	13,298	5,634,230
Bed Bath & Beyond, Inc.*(a)	26,900	1,907,210
Belle International Holdings Ltd. (Cayman Islands)	1,071,000	1,464,142
Brinker International, Inc.(a)	57,230	2,256,579
Clicks Group Ltd. (South Africa)	61,230	343,355
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	34,066	3,004,223
CVS Caremark Corp.	137,559	7,865,624
Dillard’s, Inc. (Class A Stock)	3,800	311,486
GameStop Corp. (Class A Stock)(a)	8,400	353,052
Gap, Inc. (The)	27,200	1,135,056
Groupe FNAC (France)*	989	20,983
GS Home Shopping, Inc. (South Korea)	1,340	277,492
Home Depot, Inc. (The)	149,976	11,618,641
Kering (France)	7,916	1,610,796
Kingfisher PLC (United Kingdom)	287,129	1,497,047
Kohl’s Corp.	55,000	2,778,050
Lowe’s Cos., Inc.	52,596	2,151,176
Lululemon Athletica, Inc.*(a)	43,274	2,835,313
Macy’s, Inc.	33,253	1,596,144
Marks & Spencer Group PLC (United Kingdom)	160,484	1,050,090
McDonald’s Corp.	27,542	2,726,658
Michael Kors Holdings Ltd. (British Virgin Islands)*	47,290	2,932,926
MSC Industrial Direct Co., Inc. (Class A Stock)	23,080	1,787,777
Neebo, Inc.*	1,680	9,912
Nu Skin Enterprises, Inc. (Class A Stock)	7,000	427,840
O’Reilly Automotive, Inc.*	23,870	2,688,239
PetSmart, Inc.	30,300	2,029,797
Real Mex Restaurants, Inc.*	500,000	—
Ross Stores, Inc.	49,600	3,214,576
Rush Enterprises, Inc. (Class A Stock)*	44,204	1,094,049
Seven & I Holdings Co. Ltd. (Japan)	61,400	2,248,674
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	121,800	227,691
Target Corp.	31,335	2,157,728
TJX Cos., Inc. (The)	39,408	1,972,764
Walgreen Co.	60,900	2,691,780
Williams-Sonoma, Inc.(a)	60,400	3,375,756
Yum! Brands, Inc.	33,235	2,304,515

		82,261,474

Savings & Loan — 0.1%
Hudson City Bancorp, Inc.	88,600	811,576
People’s United Financial, Inc.(a)	64,600	962,540

		1,774,116

Semiconductors — 2.0%
Altera Corp.	21,264	701,499
Analog Devices, Inc.	35,200	1,586,112
Applied Materials, Inc.	377,146	5,623,247
ASML Holding NV (Netherlands), (Chi-X)	38,545	3,042,755
ASML Holding NV (Netherlands), (XNGS)	9,327	737,766
Avago Technologies Ltd. (Singapore)	243,324	9,095,451
Broadcom Corp. (Class A Stock)	139,048	4,694,260
Chipbond Technology Corp. (Taiwan)	202,000	491,537

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors (continued)
Freescale Semiconductor Ltd. (Bermuda)*(a)	72,638	$984,246
KLA-Tencor Corp.	41,984	2,339,768
Lam Research Corp.*(a)	117,698	5,218,729
Micron Technology, Inc.*	12,762	182,879
ON Semiconductor Corp.*	81,493	658,463
QUALCOMM, Inc.	74,850	4,571,838
Realtek Semiconductor Corp. (Taiwan)	176,090	414,668
Rovi Corp.*	5,200	118,768
Samsung Electronics Co. Ltd. (South Korea)	2,001	2,338,817
Samsung Electronics Co. Ltd. (South Korea), GDR	7,320	4,300,793
SK Hynix, Inc. (South Korea)*	18,060	490,196
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	234,335	4,293,017
Texas Instruments, Inc.	36,630	1,277,288
Xilinx, Inc.(a)	55,276	2,189,482

		55,351,579

Shipbuilding
Huntington Ingalls Industries, Inc.	15,420	870,922

Software — 1.0%
Adobe Systems, Inc.*	22,029	1,003,641
athenahealth, Inc.*	2,711	229,676
Cerner Corp.*(a)	6,915	664,462
Citrix Systems, Inc.*	22,098	1,333,172
Dun & Bradstreet Corp. (The)	3,100	302,095
HCL Technologies Ltd. (India)	31,880	414,975
Infoblox, Inc.*	37,810	1,106,321
Microsoft Corp.	306,026	10,567,078
Oracle Corp.	127,878	3,928,412
Red Hat, Inc.*	29,090	1,391,084
salesforce.com, Inc.*(a)	34,720	1,325,610
SAP AG (Germany)	54,335	3,967,686
VMware, Inc. (Class A Stock)*	3,470	232,455
Workday, Inc. (Class A Stock)*	21,970	1,408,057

		27,874,724

Storage
Safestore Holdings PLC (United Kingdom)	141,263	266,958

Telecommunications — 1.4%
Amdocs Ltd. (Guernsey)	9,400	348,646
Aruba Networks, Inc.*(a)	55,750	856,320
AT&T, Inc.	125,354	4,437,532
BT Group PLC (United Kingdom)	305,055	1,432,166
China Mobile Ltd. (Hong Kong)	217,000	2,247,437
China Mobile Ltd. (Hong Kong), ADR	3,610	186,890
Cisco Systems, Inc.	424,469	10,318,841
Gogo, Inc.	8,600	120,142
Mobile Telesystems OJSC (Russia), ADR	64,070	1,213,486
MTN Group Ltd. (South Africa)	24,440	454,570
Palo Alto Networks, Inc.*	21,910	923,726
SK Telecom Co. Ltd. (South Korea)	2,810	516,774
Softbank Corp. (Japan)	39,300	2,287,651
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	170,371	1,931,978
Telefonica Brasil SA (Brazil), ADR	36,900	842,058
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	389,000	433,213

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Telecommunications (continued)
Turk Telekomunikasyon A/S (Turkey)	73,280	$283,618
Turkcell Iletisim Hizmet A/S (Turkey)*	60,070	345,567
Verizon Communications, Inc.	55,384	2,788,031
VimpelCom Ltd. (Bermuda), ADR	37,540	377,652
Vodafone Group PLC (United Kingdom)	2,129,485	6,102,454

		38,448,752

Transportation — 0.7%
Canadian Pacific Railway Ltd. (Canada)	13,980	1,696,892
CSX Corp.	184,052	4,268,166
Deutsche Post AG (Germany)	19,330	479,730
East Japan Railway Co. (Japan)	23,900	1,860,198
General Maritime Corp.*	148	4,440
Globaltrans Investment PLC (Cyprus), GDR	18,250	249,569
J.B. Hunt Transport Services, Inc.	37,180	2,685,883
Kirby Corp.*	25,070	1,994,068
Norfolk Southern Corp.	20,889	1,517,586
Old Dominion Freight Line, Inc.*	39,410	1,640,244
Teekay Corp. (Marshall Islands)	15,700	637,891
Union Pacific Corp.	15,810	2,439,167
United Parcel Service, Inc. (Class B Stock)	1,900	164,312
Yamato Holdings Co. Ltd. (Japan)	43,600	918,227

		20,556,373

Water
Guangdong Investment Ltd. (Hong Kong)	280,000	242,618
Suez Environnement Co. (France)	59,578	770,011

		1,012,629

TOTAL COMMON STOCKS (cost $1,182,189,695)		1,335,478,382

PREFERRED STOCKS — 0.6%
Automobile Manufacturers — 0.1%
General Motors Co., Series B, CVT, 4.750%	14,000	674,240
Volkswagen AG (Germany), (PRFC)	17,460	3,526,616

		4,200,856

Banks — 0.1%
Ally Financial, Inc., 144A, 7.000%	461	438,195
Banco do Estado do Rio Grande do Sul SA (Brazil), (PRFC B)	43,140	288,264
Itau Unibanco Holding SA (Brazil), ADR (PRFC)	124,361	1,606,744

		2,333,203

Beverages — 0.1%
Companhia de Bebidas das Americas (Brazil), ADR (PRFC)	46,760	1,746,486

Commercial Banks — 0.1%
Bank of America Corp., Series L, 7.250%	2,093	2,324,277

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	3,000	78,150
Goldman Sachs Group, Inc. (The), Series J, 5.500%	30,000	724,200

		802,350

Financial–Bank & Trust — 0.1%
Wells Fargo & Co., Series L, CVT, 7.500%	1,256	1,499,664

Household Products/Wares — 0.1%
Henkel AG & Co. KGaA (Germany), (PRFC)	30,386	2,853,526

PREFERRED STOCKS (continued)			Shares	Value (Note 2)
Iron/Steel
Vale SA (Brazil), ADR (PRFC)			26,810	$326,010

TOTAL PREFERRED STOCKS (cost $15,120,747)				16,086,372

RIGHTS*			Units
Oil&Gas
Repsol SA (Spain), expiring 07/05/13			54,247	30,221

Retail
Groupe FNAC (France), expiring 05/15/15			4	10

TOTAL RIGHTS (cost $32,443)				30,231

UNAFFILIATED MUTUAL FUND			Shares
Cohen & Steers Infrastructure Fund, Inc (cost $317,906)			19,309	364,747

WARRANTS*			Units
Automobile Manufacturers
General Motors Co., expiring 07/10/16			10,031	240,744
General Motors Co., expiring 07/10/19			10,031	164,007

				404,751

Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19			1,980	—
Neebo, Inc. (Class B Stock), expiring 06/20/19			4,243	—

				—

Transportation
General Maritime Corp., expiring 05/17/17			230	—

TOTAL WARRANTS (cost $452,644)				404,751

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.4%
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	B3	$230	217,468
Series 2006-2, Class A3
0.354%(c)	09/25/36	Baa1	191	183,163
Ally Auto Receivables Trust,
Series 2010-3, Class A4
1.550%	08/17/15	Aaa	467	469,332
Series 2011-1, Class A3
1.380%	01/15/15	Aaa	64	63,856
Series 2012-2, Class A3
0.740%	04/15/16	Aaa	1,104	1,104,956
Series 2012-3, Class A3
0.850%	08/15/16	Aaa	1,005	1,007,991
Series 2012-4, Class A3
0.590%	01/17/17	Aaa	1,856	1,854,664

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	A+(d)	$724	$726,502
Bear Stearns Asset Backed Securities Trust,
Series 2003-SD1, Class A
0.643%(c)	12/25/33	Baa1	356	348,021
CarNow Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.160%	10/16/17	AA(d)	1,530	1,528,536
Centex Home Equity Loan Trust,
Series 2004-D, Class AF4
4.680%	06/25/32	A1	483	503,556
CFC LLC,
Series 2013-1A, Class A, 144A
1.650%	07/17/17	A3	715	713,355
Chase Funding Trust,
Series 2003-6, Class 1A4
4.499%	11/25/34	Baa2	197	198,360
Citifinancial Mortgage Securities, Inc.,
Series 2003-3, Class AF4
5.848%	08/25/33	A3	563	542,575
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC1, Class A2A
0.254%(c)	12/25/36	Caa1	33	14,646
CNH Equipment Trust,
Series 2011-A, Class A3
1.200%	05/16/16	Aaa	162	162,418
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.323%(c)	02/25/36	Baa1	250	256,349
CPS Auto Receivables Trust,
Series 2011-C, Class A, 144A
4.210%	03/15/19	A1	110	113,478
Series 2013-A, Class A, 144A
1.310%	06/15/20	A1	857	852,522
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	A1	481	483,623
Series 2012-D, Class A, 144A
1.480%	03/16/20	A1	426	426,255
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	AAA(d)	589	590,203
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43	Aa1	296	303,606
Discover Card Execution Note Trust,
Series 2012-A1, Class A1
0.810%	08/15/17	Aaa	656	657,150
DT Auto Owner Trust,
Series 2012-2A, Class A, 144A
0.910%	11/16/15	AAA(d)	236	235,631
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(c)	09/25/33	Ba3	190	192,112
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	AA(d)	556	558,032
Series 2013-1A, Class A, 144A
1.290%	10/16/17	NR	1,038	1,033,072

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust,
Series 2005-FF9, Class A3
0.500%(c)	10/25/35	AA+(d)	$218	$217,865
Flagship Credit Auto Trust,
Series 2013-1, Class A, 144A
1.320%	04/16/18	A+(d)	1,224	1,221,161
Ford Credit Auto Owner Trust,
Series 2012-A, Class A3
0.840%	08/15/16	Aaa	2,191	2,195,058
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2, Class A1, 144A
1.340%	10/15/43	AAA(d)	348	347,861
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	AAA(d)	365	365,330
Home Equity Asset Trust,
Series 2005-2, Class M2
0.913%(c)	07/25/35	A3	260	257,561
Honda Auto Receivables Owner Trust,
Series 2011-1, Class A4
1.800%	04/17/17	Aaa	845	852,248
Series 2012-1, Class A4
0.970%	04/16/18	Aaa	675	677,102
HSBC Home Equity Loan Trust,
Series 2005-2, Class A1
1.573%(c)	01/20/35	Aaa	305	301,031
Series 2006-1, Class A1
0.781%(c)	01/20/36	Aaa	291	282,966
Huntington Auto Trust,
Series 2012-1, Class A3
0.810%	09/15/16	Aaa	546	546,845
Hyundai Auto Receivables Trust,
Series 2012-B, Class A3
0.620%	09/15/16	Aaa	1,356	1,356,613
Series 2013-A, Class A3
0.560%	07/17/17	Aaa	1,713	1,708,229
IXIS Real Estate Capital Trust,
Series 2005-HE2, Class M4
1.123%(c)	09/25/35	Caa1	50	44,934
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.493%(c)	11/25/35	B3	70	57,082
Mercedes-Benz Auto Lease Trust,
Series 2013-A, Class A3
0.590%	02/15/16	AAA(d)	2,235	2,228,183
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Class A3
1.420%	08/15/14	Aaa	18	17,689
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	Baa1	816	861,170
Park Place Securities, Inc.,
Series 2004-MCW1, Class M1
1.131%(c)	10/25/34	A3	777	753,995
Series 2004-WHQ2, Class M2
0.823%(c)	02/25/35	Baa1	267	265,887
Series 2005-WHQ3, Class M2
0.643%(c)	06/25/35	Baa1	200	187,473
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.603%(c)	11/25/35	Baa2	550	506,064

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Series 2006-NC1, Class A2
0.394%(c)	01/25/36	B2	$436	$423,312
Residential Asset Securities Corp.,
Series 2004-KS5, Class AI5
5.600%	06/25/34	Caa1	275	284,993
Series 2005-KS9, Class A3
0.563%(c)	10/25/35	Aa2	235	231,613
Series 2006-KS1, Class A4
0.493%(c)	02/25/36	Baa1	500	468,003
Santander Drive Auto Receivables Trust,
Series 2012-3, Class A3
1.080%	04/15/16	Aaa	578	580,043
Series 2012-5, Class A3
0.830%	12/15/16	Aaa	491	491,587
SNAAC Auto Receivables Trust,
Series 2013-1A, Class A, 144A
1.140%	07/16/18	AA(d)	452	451,774
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42(g)	NR	706	706,067
Structured Asset Investment Loan Trust,
Series 2003-BC5, Class M1
1.318%(c)	06/25/33	B3	519	478,072
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	Baa2	158	156,735
Toyota Auto Receivables Owner Trust,
Series 2013-A, Class A3
0.550%	01/17/17	Aaa	888	884,852
Trafigura Securitisation Finance PLC (Ireland),
Series 2012-1A, Class A, 144A
2.593%(c)	10/15/15	Aaa	563	569,737
USAA Auto Owner Trust,
Series 2012-1, Class A3
0.469%	08/15/16	Aaa	698	696,083
Westgate Resorts LLC,
Series 2012-1, Class A, 144A
4.500%	09/20/25	A(d)	133	136,955
World Omni Auto Receivables Trust,
Series 2012-A, Class A3
0.640%	02/15/17	Aaa	1,170	1,168,935

TOTAL ASSET-BACKED SECURITIES (cost $37,709,629)				38,322,540

BANK LOANS(c) — 0.5%
Advertising
inVentiv Health, Inc.,
Consolidated Term Loan
7.500%	08/04/16	B2	55	53,593
Vertis, Inc.,
Term Loan
11.750%	08/02/15	NR	266	8,661

				62,254

Aerospace & Defense
Hamilton Sunstrand,
Refinancing Term Loan
4.000%	12/13/19	B1	143	141,996

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Airlines — 0.1%
Delta Air Lines, Inc.,
New Term Loan B-1
4.000%	10/17/18	Ba2	$499	$497,683
Flying Fortress, Inc.,
New Loans
3.500%	06/30/17	Ba2	417	415,625

				913,308

Auto Parts & Equipment
Autoparts Holdings Ltd.,
Term Loan B (First Lien)
6.500%	08/01/17	B1	29	28,380
6.500%	01/01/40	B1	15	14,471

				42,851

Automobile Manufacturers
Chrysler Group LLC/CG Co-Issuer, Inc.,
Tranche Term Loan B
6.000%	05/24/17	Ba1	623	625,551

Building Materials
Custom Building Products, Inc.,
Term Loan
6.000%	12/15/19	B1	164	164,463

Chemicals
Appvion, Inc.,
Term Loan
5.500%	06/04/19	Ba3	140	139,300
MacDermid,
Term Loan
4.250%	05/31/20	Ba3	100	99,563
Tronox Ltd.,
New Term Loan
4.750%	03/20/20	Ba2	35	35,111

				273,974

Coal
Arch Coal, Inc.,
Term Loan
5.750%	05/16/18	Ba3	261	260,055

Commercial Services — 0.1%
Alliance Laundry Systems LLC,
Initial Term Loan (First Lien)
4.500%	12/10/18	B2	98	98,567
BakerCorp International, Inc.,
Term Loan
4.250%	02/28/20	Ba3	108	106,922
Catalent Pharma Solutions, Inc.,
Dollar Term Loan 2
5.250%	09/15/17	Ba3	197	197,117
Ceridian Corp.,
Extended U.S. Term Loan
5.942%	05/30/17	B1	60	59,816
Clarke American Corp.,
Tranche Term Loan B-2
5.454%	06/30/14	B1	198	189,671
DuPont Performance Coatings USA,
Initial Term Loan B
4.750%	01/17/20	B1	103	103,061

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Commercial Services (continued)
Edwards Ltd.,
Initial Term Loan (First Lien)
4.750%	03/30/20	B2	$77	$76,419
Focus Brands, Inc.,
Term Loan (First Lien)
6.250%	02/17/18	B1	190	188,805
Intelligrated, Inc.,
Initial Loan (Second Lien)
10.500%	01/18/20	Caa1	125	125,625
Term Loan (First Lien)
5.500%	07/18/19	B1	145	143,967
R.H. Donnelley, Inc.,
Term Loan
9.750%	10/24/14	CCC+(d)	103	77,931
RedPrairie Crown Parent LLC,
Term Loan
6.750%	12/14/18	B1	153	153,249
Sourcehov LLC,
Term Loan (Second Lien)
8.750%	04/30/19	Caa1	23	23,138

				1,544,288

Containers & Packaging
Reynolds Group Holdings, Inc.,
U.S. Term Loan
4.750%	09/28/18	B1	88	88,408
Southern Graphics Systems, Inc.,
Term Loan
5.000%	10/15/19	B1	25	24,891

				113,299

Diversified Financial Services
Capmark Financial Group, Inc. - Escrow,
Term Loan
5.250%	01/01/41	NR	3,370	44,653
Compass Investors, Inc.,
Initial Term Loan
5.250%	12/14/19	B1	262	262,465
Walter Investment Management Corp.,
Tranche Term Loan B
5.750%	11/30/17	B2	177	177,213

				484,331

Diversified Manufacturing
Wilsonart International,
Term Loan B
5.500%	10/31/20	B2	100	98,588

Electric
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
3.732%	10/10/14	Caa1	428	306,432
2017 Term Loan (Extending)
4.732%	10/10/17	Caa1	428	298,348

				604,780

Entertainment
CCM Merger, Inc.,
Term Loan
6.000%	03/01/17	B2	79	79,558

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Entertainment (continued)
Mohegan Tribal Gaming Authority,
Term Loan
9.000%	03/31/16	B3	$225	$230,438
Scientific Games International, Inc.,
Tern Loan
4.250%	09/30/20	Ba2	70	69,013
Station Casinos,
Term Loan
5.000%	03/01/20	B1	135	134,494

				513,503

Food
SUPERVALU, Inc.,
New Term Loan
5.000%	03/18/19	B1	274	272,287

Healthcare Products
Kinetic Concepts, Inc.,
Dollar Tem Loan C-1
5.000%	05/04/18	Ba2	74	74,474
Sage Products, Inc.,
Replacement Term Loan (First Lien)
4.250%	11/20/19	B1	133	132,941

				207,415

Healthcare Services
CHG Buyer Corp.,
Term Loan (First Lien)
5.000%	11/19/19	B1	72	71,766
CHG Healthcare Services,
Notes
5.000%	11/19/19	B1	2	2,372
National Mentor Holdings, Inc.,
Tranche Term Loan B-1
6.500%	02/09/17	B1	494	495,664
U.S. Renal Care, Inc.,
Initial Term Loan (First Lien)
6.250%	07/12/19	B1	50	49,747

				619,549

Insurance
Asurion Corp.,
Amortizing Term Loan
4.750%	07/23/17	B+(d)	68	67,629
National Financial Partners,
Term Loan
5.250%	06/30/20	B1	66	65,533

				133,162

Internet Software & Services
Go Daddy Group Operating Co. LLC,
Tranche Term Loan B-2
4.250%	12/17/18	Ba3	371	368,091

Lodging
Caesars Entertainment Operating Co., Inc.,
Term Loan B-6
5.443%	01/28/18	B3	379	334,674
ROC Finance LLC,
Incremental 18 Month Draw Term Loan B
8.500%	08/19/17	B1	8	8,271

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Lodging (continued)
8.500%	05/22/19	B1	$60	$59,901

				402,846

Media — 0.1%
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.850%	01/29/16	Caa1	840	766,370
Entercom Communications Corp.,
Term Loan B-1
5.000%	11/15/18	Ba3	117	117,356
5.000%	11/23/18	Ba3	13	12,781
Radio One, Inc.,
Term Loan
7.500%	03/31/16	B2	737	751,389
Univision Communications, Inc.,
2013 Converted Extended Term Loan (First Lien)
4.500%	02/20/20	B2	498	492,964
Term Loan
4.750%	03/31/17	Ba3	173	173,007

				2,313,867

Metals & Mining
FMG Resources PTY Ltd.,
Term Loan
5.250%	10/12/17	Ba1	119	118,300

Oil & Gas
Alon USA Energy, Inc.,
Tranche Term Loan B
9.250%	11/13/18	B2	28	28,675
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	Ba1	79	78,385
NFR Energy,
Term Loan (Second Lien)
8.750%	01/18/18	Caa1	117	116,084
Rice Energy,
Term Loan
8.500%	09/30/18	NR	29	29,021
Stallion Oilfield Services, Inc.,
Term Loan
8.000%	06/11/18	B3	44	44,110
WildHorse Resources LLC,
Term Loan
6.750%	05/28/19	B3	60	59,625

				355,900

Pharmaceuticals
Aptalis Pharma, Inc.,
Term Loan B-2
5.500%	02/11/17	B2	222	221,910
Axcan Pharma, Inc.,
Term Loan B-2
5.000%	02/10/17	B2	293	292,323

				514,233

Real Estate Investment Trusts
Realogy Corp.,
Extended Synthetic Commitment
4.400%	10/10/16	B1	43	42,671

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Real Estate Investment Trusts (continued)
Synthetic LC
3.150%	10/10/13	BB-(d)	$4	$3,972

				46,643

Restaurants
NPC International, Inc.,
Term Loan
4.500%	12/28/18	NR	49	49,166

Retail — 0.1%
J.C. Penney Corp., Inc.,
Term Loan
6.000%	05/21/18	B2	500	500,000
J.Crew Group, Inc.,
Term Loan B-1
4.000%	03/07/18	B1	345	343,388
Rite Aid Corp.,
Term Loan (Second Lien)
5.250%	06/21/21	B3	142	141,136
5.750%	08/21/20	B3	30	30,375

				1,014,899

Semiconductors
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
5.000%	01/30/20	B1	175	173,004
ON Semiconductor,
Term Loan
2.034%	01/01/40	NR	145	143,496

				316,500

Software
Attachmate Corp.,
Term Loan (First Lien)
7.250%	11/22/17	B1	122	122,101
First Data Corp.,
New Term Loan
4.193%	09/24/18	B1	82	80,017
Syniverse Holdings, Inc.,
Initial Term Loan
5.000%	04/30/19	B1	495	492,837

				694,955

Telecommunications — 0.1%
Alcatel-Lucent USA, Inc.,
U.S. Term Loan
7.250%	01/31/19	B1	149	150,432
ARRIS Group, Inc.,
Term Loan B
3.500%	02/15/20	Ba3	90	88,803
Avaya, Inc.,
Term Loan B-3
4.788%	10/26/14	B1	325	284,139
Term Loan B-5
8.000%	03/31/18	B1	199	186,047
Cricket Communications, Inc,
Term Loan C
4.750%	03/01/20	Ba3	127	125,769

				835,190

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
BANK LOANS(c) (continued)
Transportation
Capsugel Holdings U.S., Inc.,
Initial Term Loan
4.750%	08/01/18	B1	$70	$70,110
Navios Maritime Partners L.P.,
Term Loan
4.750%	06/28/18	Ba3	35	34,563
Swift Transportation Co.,
2013 Tranche Term Loan B-2
4.000%	12/21/17	B1	83	83,028
Wabash National Corp.,
Tranche Term Loan B-1
6.000%	05/04/19	B1	227	226,163

				413,864

TOTAL BANK LOANS (cost $15,005,106)				14,520,108

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
A10 Securitization LLC,
Series 2013-1, Class A, 144A
2.400%	11/15/25	NR	1,021	1,011,919
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	BBB+(d)	1,090	1,208,924
Series 2006-5, Class A4
5.414%	09/10/47	Aa3	1,220	1,342,863
Series 2006-5, Class AM
5.448%	09/10/47	Baa1	490	514,213
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	Ba1	765	798,494
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	AAA(d)	2,025	1,901,815
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	195	207,837
Series 2007-PW16, Class AM
5.905%(c)	06/11/40	A2	905	1,005,115
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.830%(c)	05/15/43	Aaa	420	438,378
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AM
5.392%(c)	07/15/44	Aaa	800	852,829
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	AA+(d)	810	877,829
Series 2006-C1, Class AM
5.254%	08/15/48	BB+(d)	1,310	1,371,967
Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.392%(c)	07/15/44	A3	1,430	1,496,901
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A3
5.859%(c)	03/15/39	Aaa	400	437,008

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AJ
5.075%(c)	02/15/38	Aa2	$670	$691,240
Series 2005-C3, Class AM
4.730%	07/15/37	Aa1	750	784,635
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class KERA, 144A
0.593%(c)	09/15/21	Baa3	158	156,046
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	07/25/21	Aaa	1,239	1,304,501
Series 2011-M4, Class A2
3.726%	06/25/21	Aaa	1,430	1,497,050
Series 2012-M8, Class ASQ2
1.520%	12/25/19	Aaa	1,328	1,310,583
Series 2012-M8, Class ASQ3
1.801%	12/25/19	Aaa	1,515	1,472,925
Fontainebleau Miami Beach Trust,
Series 2012-FBLU, Class A, 144A
2.887%	05/05/27	NR	879	885,660
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class AM
6.056%(c)	07/10/38	Aa3	1,685	1,841,117
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB13, Class A4
5.472%(c)	01/12/43	Aaa	600	648,319
Series 2006-CB16, Class A4
5.552%	05/12/45	Aaa	1,134	1,250,159
Series 2006-LDP6, Class AM
5.525%(c)	04/15/43	Aa2	825	891,573
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.061%(c)	06/15/38	Aaa	525	582,699
Series 2006-C6, Class A4
5.372%	09/15/39	Aaa	525	577,508
Series 2007-C1, Class AM
5.455%	02/15/40	BB-(d)	1,460	1,587,630
Series 2007-C6, Class A4
5.858%(c)	07/15/40	Aaa	1,010	1,118,498
Series 2007-C7, Class A3
5.866%(c)	09/15/45	AA-(d)	970	1,080,896
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.528%(c)	01/12/44	Aa2	210	224,028
Series 2006-C1, Class A4
5.872%(c)	05/12/39	AAA(d)	600	662,389
Morgan Stanley Capital I Trust,
Series 2004-HQ3, Class A4
4.800%	01/13/41	Aaa	252	254,372
Series 2006-IQ12, Class AM
5.370%	12/15/43	BBB(d)	1,310	1,418,358
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	BBB(d)	1,255	1,370,343
Series 2007-HQ11, Class X, IO, 144A
22.083%(c)	02/12/44	Ba3	48,691	266,486
NorthStar Trust,
Series 2012-1, Class A, 144A
1.393%(c)	08/25/29	Aaa	703	700,391

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A3
5.526%(c)	08/15/39	AAA(d)		$583	$607,197
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA, IO, 144A
2.534%(c)	05/10/45	Aaa		4,986	693,974
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	Aaa		647	637,298
VNO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	AAA(d)		1,049	977,764
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.465%(c)	12/15/44	Aaa		2,215	2,397,082
Series 2006-C27, Class A3
5.765%(c)	07/15/45	Aaa		1,000	1,080,402
Wells Fargo Resecuritization Trust,
Series 2012-IO, Class A, 144A
1.750%	08/20/21	Aaa		751	751,443

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $43,269,597)					43,188,658

CONVERTIBLE BONDS — 0.2%
Diversified Financial Services
Somerset Cayuga Holding Co., Inc.,
Sr. Sec’d. Notes, PIK, 144A
2.000%	06/15/17	NR		66	138,766

Insurance — 0.1%
AXA SA (France),
Sub. Notes
3.750%	01/01/17	A3	EUR	607	2,138,993

Investment Companies — 0.1%
Ares Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/18	BBB(d)		1,041	1,086,544
Prospect Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	01/15/19	BBB(d)		1,634	1,654,425

					2,740,969

Retail
Real Mex Restaurants, Inc.,
Notes
1.120%	01/01/40	NR		194	—

Software
salesforce.com, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	04/01/18	BB(d)		1,080	1,028,025

TOTAL CONVERTIBLE BONDS (cost $6,288,096)					6,046,753

CORPORATE BONDS — 17.6%
Advertising
inVentiv Health, Inc.,
Gtd. Notes, 144A
10.750%	08/15/18	Caa2		156	129,480

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Advertising (continued)
11.000%	08/15/18	Caa2	$66	$54,780
Sr. Sec’d. Notes, 144A
9.000%	01/15/18	B2	90	94,050
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18	Caa2	214	159,430
Sr. Sec’d. Notes, 144A
11.000%	08/01/17	B2	62	66,030

				503,770

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
5.200%	08/15/15	Baa2	170	182,935
6.375%	06/01/19	Baa2	70	81,054
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24(a)	A2	540	736,411
GenCorp, Inc.,
Sec’d. Notes, 144A
7.125%	03/15/21	Ba3	44	45,540
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16	Baa1	1,530	1,561,959
3.350%	09/15/21	Baa1	365	363,220
4.070%	12/15/42	Baa1	620	541,333
Triumph Group, Inc.,
Sr. Notes, 144A
4.875%	04/01/21	Ba3	50	49,750
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22(a)	A2	64	63,221
4.500%	06/01/42	A2	1,011	996,950
6.125%	02/01/19	A2	290	344,032

				4,966,405

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	Baa1	1,875	1,733,769
4.250%	08/09/42	Baa1	195	166,404
4.750%	05/05/21	Baa1	975	1,044,186
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
1.400%	06/05/15	A3	970	977,697
3.250%	06/07/22	A3	185	181,084
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	Baa2	230	283,866
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22	A2	250	245,034
6.000%	11/27/17	A2	190	221,134
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.900%	11/15/21	A2	320	310,741
4.125%	03/04/43	A2	275	244,308
4.375%	11/15/41	A2	900	816,811

				6,225,034

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Airlines — 0.2%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	05/15/25	Baa3	$124	$123,132
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	01/31/21	Baa3	58	61,317
American Airlines 2011-2 Class A Pass-Through Trust,
Pass-Through Certificates
8.625%	10/15/21	Baa3	64	67,680
American Airlines 2013-1 Class A Pass-Through Trust,
Equipment Trust, 144A
4.000%	07/15/25	BBB-(d)	335	318,250
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	07/02/18	B1	651	689,663
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	04/19/22	Baa2	167	185,011
Continental Airlines 2012-2 Class A Pass-Through Certificates,
Pass-Through Certificates
4.000%	10/29/24(a)	Baa2	85	83,300
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	08/10/22	Baa1	585	661,185
Delta Air Lines 2007-1 Class C Pass-Through Trust,
Pass-Through Certificates
8.954%	08/10/14	Ba3	286	289,353
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	05/23/19(a)	Baa1	103	109,081
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	04/15/19	Baa1	49	52,706
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	05/07/20	Baa1	66	68,850
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	11/01/19	Baa1	666	729,393
UAL 2009-2B Pass-Through Trust,
Pass-Through Certificates, 144A
12.000%	01/15/16	Ba3	236	264,344
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	11/15/25	Ba1	595	572,688
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	11/15/21	B1	10	9,825

				4,285,778

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	Ba3	500	533,125
Quiksilver, Inc.,
Gtd. Notes
6.875%	04/15/15(a)	Caa2	1,000	980,000

				1,513,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Auto Parts & Equipment
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.750%	08/15/20(a)	B1	$250	$291,250
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21	Baa1	165	172,476
5.000%	03/30/20	Baa1	150	164,739
Titan International, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	10/01/17	B1	30	31,500
Visteon Corp.,
Gtd. Notes
6.750%	04/15/19	B2	450	473,625

				1,133,590

Automobile Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21(a)	B1	500	551,875
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.875%	01/11/18(a)	A3	565	551,346
1.950%	03/28/14	A3	1,950	1,961,788
2.625%	09/15/16	A3	195	200,136
2.950%	01/11/17	A3	400	410,076
Nissan Motor Acceptance Corp.,
Unsec’d. Notes, 144A
1.800%	03/15/18	A3	364	355,518

				4,030,739

Banks — 1.0%
Ally Financial, Inc.,
Gtd. Notes
4.625%	06/26/15	B1	500	512,516
8.000%	11/01/31	B1	260	312,650
Amsouth Bancorp,
Sub. Debs.
6.750%	11/01/25	Ba2	100	106,308
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
2.400%	11/23/16	Aaa	317	328,063
Sr. Unsec’d. Notes, 144A
3.250%	03/01/16	Aa2	120	125,892
4.875%	01/12/21	Aa2	160	175,472
Bank of Montreal (Canada),
Covered Bonds, 144A
1.300%	10/31/14	Aaa	250	252,575
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17	Aa3	341	333,000
1.450%	04/09/18(a)	Aa3	960	926,618
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21(a)	Aa3	735	749,153
5.450%	05/15/19	Aa3	300	346,540
Sr. Unsec’d. Notes, MTN
2.400%	01/17/17	Aa3	219	223,442
3.100%	01/15/15	Aa3	50	51,849

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17	Aa3	$226	$228,421
Branch Banking & Trust Co.,
Sub. Notes
0.574%(c)	05/23/17	A2	522	513,142
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.150%	03/23/15	Baa1	500	507,879
4.750%	07/15/21	Baa1	265	279,501
Comerica, Inc.,
Sr. Unsec’d. Notes
3.000%	09/16/15	A3	60	62,685
Commonwealth Bank of Australia (Australia),
Covered Bonds, 144A
2.250%	03/16/17	Aaa	250	256,150
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
3.375%	01/19/17	Aa2	45	47,260
Sr. Unsec’d. Notes, 144A
3.200%	03/11/15	Aa2	500	518,442
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.250%	01/11/16	A2	300	314,131
Sub. Notes
4.296%(c)	05/24/28(a)	Baa3	770	710,972
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	Baa3	1,405	1,359,871
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17	A1	1,000	1,035,322
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/15	Aaa	379	388,778
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	Baa2	100	126,813
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.750%	03/07/17	A2	328	343,298
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21(a)	Baa1	100	111,256
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17	A3	250	294,118
National Australia Bank Ltd. (Australia),
Covered Bonds, 144A
2.000%	06/20/17	Aaa	330	334,620
Notes
2.750%	09/28/15	Aa2	220	228,184
Sr. Unsec’d. Notes, 144A
3.000%	07/27/16	Aa2	600	625,080
National Bank of Canada (Canada),
Covered Bonds, 144A
1.650%	01/30/14	Aaa	250	251,675

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Banks (continued)
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.625%	05/15/18(a)	Aa3	$650	$628,557
3.125%	03/20/17(a)	Aa3	1,350	1,389,258
Sub. Notes, 144A
4.250%	09/21/22(a)	Baa1	625	616,609
4.875%	05/13/21	Baa1	237	243,209
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
1.625%	03/13/15	Aa1	200	202,188
PNC Bank NA,
Sub. Notes
2.700%	11/01/22(a)	A3	1,160	1,052,140
2.950%	01/30/23(a)	A3	720	664,229
6.000%	12/07/17	A3	253	292,504
PNC Financial Services Group, Inc. (The),
Jr. Sub. Notes
4.850%(c)	05/29/49	Baa3	605	564,163
Sr. Unsec’d. Notes
2.854%	11/09/22	A3	340	310,147
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17(a)	Aaa	563	549,297
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16(a)	Aa3	1,365	1,357,902
2.300%	07/20/16	Aa3	295	303,568
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes
9.500%(c)	03/16/22	BBB-(d)	220	243,144
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18	A1	1,421	1,381,923
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.450%	09/30/13	Aaa	349	349,942
1.875%	10/02/19	Aaa	530	506,839
Svenska Handelsbanken AB (Sweden),
Bank Gtd. Notes
3.125%	07/12/16	Aa3	250	262,550
Sr. Unsec’d. Notes, 144A
4.875%	06/10/14	Aa3	875	908,110
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18	A1	595	578,102
2.125%	09/29/17	A1	1,965	1,952,994
U.S. Bancorp,
Sr. Unsec’d. Notes
4.125%	05/24/21	A1	133	141,724
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17	A1	211	210,349
3.000%	03/15/22	A1	133	129,133
Sub. Notes, MTN
2.950%	07/15/22	A2	1,190	1,103,901
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.450%	11/28/16	Aaa	200	207,340
Sr. Unsec’d. Notes
4.875%	11/19/19	Aa2	200	224,170

				29,355,668

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.000%	01/17/43(a)	A3	$680	$615,760
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
1.500%	07/14/14	A3	91	91,960
2.500%	07/15/22	A3	275	256,739
5.375%	01/15/20	A3	1,510	1,740,838
8.000%	11/15/39	A3	160	230,274
Constellation Brands, Inc.,
Gtd. Notes
3.750%	05/01/21	Ba1	33	30,896
4.250%	05/01/23	Ba1	66	62,287
7.250%	09/01/16	Ba1	150	170,437
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17	A3	113	111,981
2.625%	04/29/23	A3	530	493,053
5.750%	10/23/17	A3	180	207,044
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	Baa1	110	106,876
3.400%	04/01/22	Baa1	250	245,748
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17	A1	180	176,145
2.750%	03/01/23(a)	A1	1,410	1,334,108
3.000%	08/25/21	A1	94	92,472
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
2.450%	01/15/17	Baa1	1,220	1,239,359
3.750%	01/15/22	Baa1	500	508,843

				7,714,820

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.450%	10/01/20	Baa1	300	306,204
3.625%	05/15/22	Baa1	405	404,889
5.150%	11/15/41	Baa1	300	298,782
5.650%	06/15/42	Baa1	560	597,452
5.750%	03/15/40	Baa1	300	321,968
6.375%	06/01/37	Baa1	200	232,028
6.400%	02/01/39	Baa1	61	70,269
Celgene Corp.,
Sr. Unsec’d. Notes
1.900%	08/15/17	Baa2	195	193,600
3.250%	08/15/22(a)	Baa2	85	80,616
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21	Baa1	1,185	1,284,106

				3,789,914

Building Materials — 0.1%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17	B2	50	53,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Building Materials (continued)
Boise Cascade Co.,
Gtd. Notes
6.375%	11/01/20	B2	$31	$31,387
Cemex Espana Luxembourg (Spain),
Sr. Sec’d. Notes, 144A
9.250%	05/12/20(a)	B(d)	225	237,375
9.875%	04/30/19	B(d)	150	162,000
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22(a)	B(d)	275	299,750
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.280%(c)	09/30/15	B(d)	500	513,125
CRH America, Inc.,
Gtd. Notes
6.000%	09/30/16	Baa2	75	84,458
Masonite International Corp. (Canada),
Gtd. Notes, 144A
8.250%	04/15/21	B3	150	161,625
Nortek, Inc.,
Gtd. Notes, 144A
8.500%	04/15/21	Caa1	50	53,000
US Concrete, Inc.,
Sr. Sec’d. Notes
9.500%	10/01/15	NR	88	88,421

				1,684,141

Chemicals — 0.2%
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27	BBB-(d)	134	169,623
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	Baa2	200	186,010
4.125%	11/15/21	Baa2	1,105	1,130,016
7.375%	11/01/29	Baa2	150	188,898
8.550%	05/15/19	Baa2	221	281,969
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
1.950%	01/15/16	A2	58	59,471
4.150%	02/15/43	A2	89	85,518
6.000%	07/15/18	A2	150	177,231
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	Baa1	295	322,132
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19	B1	250	273,125
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21	Baa1	288	288,232
PetroLogistics LP/PetroLogistics Finance Corp.,
Gtd. Notes, 144A
6.250%	04/01/20	B2	50	49,000
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	09/30/15	A3	200	212,196

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Chemicals (continued)
PPG Industries, Inc.,
Sr. Unsec’d. Notes
7.400%	08/15/19	Baa1	$250	$302,602
Praxair, Inc.,
Sr. Unsec’d. Notes
4.375%	03/31/14	A2	275	282,560
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	Baa2	130	147,274
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
7.375%	05/01/21(a)	Caa1	150	153,000

				4,308,857

Coal
Arch Coal, Inc.,
Gtd. Notes
8.750%	08/01/16(a)	B3	250	250,000
Gtd. Notes, 144A
9.875%	06/15/19(a)	B3	45	42,750
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21(a)	Ba1	450	434,250

				727,000

Commercial Banks — 0.6%
Bank of America Corp.,
Jr. Sub. Notes
8.000%(c)	12/29/49(a)	B1	1,786	1,989,158
8.125%(c)	12/29/49(a)	B1	204	229,500
Sr. Unsec’d. Notes
1.500%	10/09/15(a)	Baa2	935	932,876
3.750%	07/12/16	Baa2	1,430	1,499,045
3.875%	03/22/17(a)	Baa2	1,245	1,303,930
5.625%	10/14/16	Baa2	620	685,912
5.625%	07/01/20	Baa2	630	693,609
6.500%	08/01/16	Baa2	267	301,028
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18(a)	Baa2	1,790	1,733,819
3.300%	01/11/23(a)	Baa2	270	255,190
5.000%	05/13/21(a)	Baa2	815	869,004
5.650%	05/01/18	Baa2	70	77,769
5.875%	02/07/42	Baa2	530	592,545
7.375%	05/15/14	Baa2	290	305,105
Sub. Notes
5.420%	03/15/17(a)	Baa3	700	749,675
Bank of America NA,
Sub. Notes
0.553%(c)	06/15/16	Baa1	500	482,090
Bank of Nova Scotia (Canada),
Covered Bonds, 144A
1.650%	10/29/15	Aaa	166	169,300
Sr. Unsec’d. Notes
1.375%	12/18/17	Aa2	200	194,170
3.400%	01/22/15	Aa2	120	124,782
Barclays Bank PLC (United Kingdom),
Covered Bonds, 144A
2.500%	09/21/15	Aaa	200	207,041
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Banks (continued)
2.750%	02/23/15	A2	$625	$640,751
5.200%	07/10/14(a)	A2	100	104,320
Sub. Notes, 144A
10.179%	06/12/21	Baa3	80	101,455
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	04/29/16	A2	515	551,737
Sub. Notes
4.900%	06/30/17	A3	80	87,274
KeyBank NA,
Sub. Notes
5.700%	11/01/17	Baa1	205	229,395
National City Corp.,
Sub. Notes
6.875%	05/15/19	Baa1	100	119,613
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.200%	07/29/15	Aaa	115	118,531
Sr. Unsec’d. Notes, MTN
1.400%	04/30/18(a)	Aa1	1,070	1,038,548
2.500%	07/14/16	Aa1	287	297,511

				16,684,683

Commercial Services — 0.2%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	B3	241	231,360
ADT Corp. (The),
Sr. Unsec’d. Notes
3.500%	07/15/22	Baa2	35	32,184
4.125%	06/15/23	Baa2	253	238,303
4.875%	07/15/42	Baa2	37	31,411
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
8.250%	01/15/19(a)	B2	150	163,125
9.750%	03/15/20	B2	100	115,000
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19	B1	87	96,679
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21	Caa3	74	81,770
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14	Baa1	231	232,730
2.750%	03/15/17	Baa1	24	24,472
5.625%	03/15/42	Baa1	65	65,252
6.700%	06/01/34	Baa1	110	124,102
Sr. Notes, 144A
4.500%	08/16/21	Baa1	105	109,804
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	03/15/17	B2	179	188,808
H&E Equipment Services, Inc.,
Gtd. Notes
7.000%	09/01/22	B3	47	48,997
Harland Clarke Holdings Corp.,
Gtd. Notes
6.000%(c)	05/15/15(a)	Caa1	232	222,720
9.500%	05/15/15	Caa1	101	99,990

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Services (continued)
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	B2	$130	$133,900
6.750%	04/15/19	B2	75	79,313
7.375%	01/15/21	B2	120	129,900
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17	Caa1	25	25,187
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.625%	06/15/20	Ba3	450	456,750
Safway Group Holding LLC/Safway Finance Corp.,
Sec’d. Notes, 144A
7.000%	05/15/18	B3	39	38,220
Service Corp. International,
Sr. Unsec’d. Notes
7.000%	05/15/19	B1	500	528,750
Speedy Cash Intermediate Holdings Corp.,
Sr. Sec’d. Notes, 144A
10.750%	05/15/18	Caa1	156	163,020
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK
9.625%	06/15/18	Caa1	263	280,753
United Rentals North America, Inc.,
Gtd. Notes
7.625%	04/15/22	B3	500	541,250
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23	Ba3	43	40,635

				4,524,385

Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
0.523%(c)	05/03/18	Aa1	345	343,521
2.400%	05/03/23	Aa1	540	500,831
3.850%	05/04/43	Aa1	1,710	1,518,877
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20	A1	475	468,245
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17(a)	Baa1	83	82,891
4.300%	06/01/21(a)	Baa1	333	325,600
4.650%	12/09/21	Baa1	714	714,066
6.000%	09/15/41(a)	Baa1	300	289,427
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/08/18(a)	Aa3	1,385	1,348,374
1.625%	05/15/20	Aa3	538	503,636
1.875%	08/01/22	Aa3	580	518,661
1.950%	07/22/16(a)	Aa3	147	150,677
4.000%	06/20/42	Aa3	254	238,360
Seagate HDD Cayman (Cayman Islands),
Gtd. Notes, 144A
4.750%	06/01/23	Ba1	60	55,950

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Computers (continued)
Unisys Corp.,
Sr. Unsec’d. Notes
6.250%	08/15/17	B1		$107	$113,420

					7,172,536

Construction & Engineering — 0.1%
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	A3		153	152,417
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	06/25/15	A-(d)		1,785	1,813,415
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	Ba3		40	38,000
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, PIK, 144A
13.000%	03/15/18	Caa1		154	168,603

					2,172,435

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20	B3		700	746,375
9.250%	10/15/20	B3	EUR	200	272,694
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20	B3		225	238,781
Berry Plastics Corp.,
Sec’d. Notes
9.500%	05/15/18(a)	Caa1		112	121,800
9.750%	01/15/21	Caa1		125	141,250
CB Smurfit Stone Escrow,
Notes
8.000%	06/30/30	NR		300	750
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20(a)	B1		70	73,850
8.375%	09/15/21	B1		400	452,000

					2,047,500

Cosmetics/Personal Care
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34	Aa3		200	239,879
Revlon Consumer Products Corp.,
Gtd. Notes, 144A
5.750%	02/15/21	B1		69	67,275

					307,154

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/21	B3		18	17,685
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.375%	11/01/15	Baa3		40	41,399
6.000%	04/01/20	Baa3		100	108,222
6.875%	06/01/18	Baa3		145	166,177
7.500%	01/15/27	Baa3		150	171,878

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Distribution/Wholesale (continued)
Glencore Funding LLC,
Gtd. Notes, 144A
1.700%	05/27/16	Baa2	$525	$509,099
HD Supply, Inc.,
Gtd. Notes
10.500%	01/15/21	Caa2	68	70,380
Sr. Sec’d. Notes
8.125%	04/15/19	B1	482	527,790
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20	Caa1	210	212,625
Intcomex, Inc.,
Sec’d. Notes
13.250%	12/15/14	Caa1	103	104,030
LKQ Corp.,
Gtd. Notes, 144A
4.750%	05/15/23	Ba3	38	36,290
VWR Funding, Inc.,
Gtd. Notes
7.250%	09/15/17	Caa1	115	119,025

				2,084,600

Diversified Financial Services — 2.1%
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.750%	04/15/17	Ba3	100	105,000
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	A3	955	927,135
7.000%	03/19/18	A3	320	384,986
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17	A2	83	84,733
2.800%	09/19/16	A2	100	103,822
5.125%	08/25/14	A2	300	314,423
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18	A1	200	196,636
2.600%	09/20/16	A1	328	339,335
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22	A1	150	149,960
6.250%	09/15/17	A1	240	282,554
Blackstone Holdings Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/21	A(d)	560	632,989
Caisse Centrale Desjardins du Quebec (Canada),
Covered Bonds, 144A
2.550%	03/24/16	Aaa	291	302,989
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18	B1	65	65,325
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23(a)	Baa1	1,980	1,871,603
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22	A2	247	236,108
7.150%	02/15/19	A2	300	374,223

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
4.400%	11/25/19(a)	Aaa	$935	$1,028,755
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	Aa3	180	169,461
5.750%	02/15/14	Aa3	78	80,412
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	B3	239	229,440
CNH Capital LLC,
Gtd. Notes, 144A
3.625%	04/15/18	Ba2	45	42,863
Community Choice Financial, Inc.,
Sr. Sec’d. Notes
10.750%	05/01/19	B3	135	129,263
Compiler Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/21	Caa1	42	40,740
Countrywide Financial Corp.,
Sub. Notes
6.250%	05/15/16	Baa3	200	218,097
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.000%	11/15/17	B2	95	95,950
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.525%(c)	05/09/16	Baa3	200	201,398
1.700%	05/09/16	Baa3	1,270	1,249,280
3.000%	06/12/17(a)	Baa3	4,015	4,023,464
3.984%	06/15/16	Baa3	353	369,813
4.207%	04/15/16	Baa3	327	341,600
4.250%	02/03/17(a)	Baa3	1,195	1,248,567
5.000%	05/15/18	Baa3	250	266,606
5.750%	02/01/21(a)	Baa3	460	498,146
General Electric Capital Corp.,
Jr. Sub. Notes
6.250%(c)	12/15/49	Baa1	700	743,750
Sr. Sec’d. Notes
2.100%	12/11/19	Aa3	494	480,797
Sr. Unsec’d. Notes
1.625%	04/02/18(a)	A1	1,230	1,196,317
2.150%	01/09/15	A1	750	764,751
2.250%	11/09/15	A1	375	384,277
Sr. Unsec’d. Notes, MTN
4.375%	09/16/20	A1	2,505	2,651,843
4.625%	01/07/21	A1	750	801,306
5.625%	09/15/17	A1	1,200	1,359,204
5.875%	01/14/38	A1	1,565	1,722,682
6.000%	08/07/19	A1	1,850	2,147,728
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	05/15/16(a)	Ba3	606	596,153
3.250%	05/15/18(a)	Ba3	215	209,088
4.250%	05/15/23(a)	Ba3	137	127,581
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18(a)	A3	940	922,922
3.625%	01/22/23(a)	A3	1,790	1,712,624

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
5.250%	07/27/21	A3	$173	$185,093
5.750%	01/24/22	A3	340	375,024
5.950%	01/18/18	A3	100	111,884
6.150%	04/01/18	A3	230	259,173
6.250%	02/01/41(a)	A3	1,025	1,159,259
Sr. Unsec’d. Notes, MTN
5.375%	03/15/20	A3	370	401,470
7.500%	02/15/19	A3	1,960	2,327,645
Sub. Notes
6.750%	10/01/37	Baa1	410	419,989
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
1.826%(c)	12/21/65	B2	500	425,000
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65	B2	350	318,500
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/15	Ba3	750	821,250
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15	Baa3	185	191,475
8.500%	07/15/19	Baa3	580	698,900
John Deere Capital Corp.,
Sr. Notes
1.700%	01/15/20	A2	33	31,210
Sr. Unsec’d. Notes
1.200%	10/10/17(a)	A2	98	95,346
Unsec’d. Notes
2.250%	04/17/19	A2	133	132,835
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.450%	07/27/15	A2	100	103,632
5.000%	02/22/17	A2	378	405,023
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21	A3	282	299,741
7.300%	08/01/14	A3	315	332,211
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.500%	10/17/22	Aa2	132	119,657
Sr. Sec’d. Notes, 144A
2.000%	04/05/17	Aa2	200	200,411
3.125%	04/14/16	Aa2	200	210,246
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15	Baa2	700	737,083
6.400%	08/28/17	Baa2	1,555	1,755,850
Morgan Stanley,
Notes, MTN
4.000%	07/24/15	Baa1	750	781,760
6.625%	04/01/18	Baa1	1,385	1,569,835
Sr. Unsec’d. Notes
2.125%	04/25/18	Baa1	395	378,027
3.450%	11/02/15	Baa1	200	206,373
3.800%	04/29/16(a)	Baa1	845	878,852
4.750%	03/22/17	Baa1	650	689,426
5.750%	01/25/21	Baa1	340	369,054
6.375%	07/24/42	Baa1	645	719,599

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	Baa1	$350	$373,740
5.550%	04/27/17	Baa1	1,300	1,406,318
5.625%	09/23/19	Baa1	1,050	1,128,573
6.000%	05/13/14	Baa1	100	104,005
7.300%	05/13/19	Baa1	950	1,103,533
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	A1	110	152,402
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
5.000%	03/04/15	Baa3	400	422,360
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17	A1	99	98,074
PNC Funding Corp.,
Bank Gtd. Notes
5.125%	02/08/20	A3	300	329,632
6.700%	06/10/19(a)	A3	160	191,846
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19	B3	26	28,080
SquareTwo Financial Corp.,
Sec’d. Notes
11.625%	04/01/17(a)	B2	609	624,225
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
0.800%	05/17/16(a)	Aa3	1,460	1,452,396
Sr. Unsec’d. Notes, MTN
2.000%	09/15/16(a)	Aa3	1,945	1,984,186

				59,536,902

Diversified Machinery
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17	Ba2	75	84,937
Cleaver-Brooks, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/19	B2	26	27,300
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	A2	45	42,889
3.900%	06/09/42	A2	38	34,519
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda),
Gtd. Notes, 144A
2.875%	01/15/19	Baa2	123	121,337

				310,982

Diversified Manufacturing — 0.1%
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	Ba3	250	263,750
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21	A2	139	146,899
Eaton Corp.,
Gtd. Notes, 144A
1.500%	11/02/17	Baa1	669	649,409
2.750%	11/02/22	Baa1	700	654,863

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Manufacturing (continued)
4.000%	11/02/32	Baa1	$42	$39,269
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	Aa3	53	50,159
4.125%	10/09/42(a)	Aa3	695	646,694
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42	A1	496	442,214
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22	B2	60	63,000
RBS Global, Inc./Rexnord LLC,
Gtd. Notes
8.500%	05/01/18	B3	250	265,625
Siemens Financieringsmaatschappij NV (Netherlands),
Gtd. Notes, 144A
6.125%	08/17/26	Aa3	180	213,707
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
8.750%	02/01/19(a)	B1	207	197,685

				3,633,274

Electric — 1.2%
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	10/15/17	Ba3	22	24,750
AES Eastern Escrow,
Sec’d. Notes(i)
9.000%	01/02/29	NR	400	—
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	A2	135	118,033
5.875%	12/01/22	A2	160	188,438
6.125%	05/15/38	A2	30	35,797
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	Baa2	150	161,538
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	Baa1	56	53,924
5.050%	09/01/41	Baa1	107	110,982
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22	Baa1	620	587,374
3.350%	07/01/23	Baa1	485	471,775
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18	Baa1	120	155,997
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.750%	06/15/19	Baa3	80	103,214
Commonwealth Edison Co.,
First Mortgage
3.400%	09/01/21	A3	1,050	1,074,189
5.800%	03/15/18	A3	274	318,302
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.950%	03/01/43	A3	585	529,284
4.200%	03/15/42	A3	69	65,925

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
5.850%	04/01/18	A3	$645	$756,440
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22	A2	100	96,726
5.650%	04/15/20	A2	105	123,308
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21(a)	Baa2	815	879,489
4.900%	08/01/41	Baa2	632	638,053
5.250%	08/01/33	Baa2	155	168,384
6.000%	11/30/17	Baa2	250	290,697
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22	A1	53	50,475
3.900%	06/01/21	A1	250	266,131
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	A1	200	212,234
4.300%	06/15/20	A1	655	712,842
First Ref. Mortgage
6.000%	01/15/38	A1	31	36,393
7.000%	11/15/18	A1	100	123,811
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	Baa2	692	658,568
5.050%	09/15/19	Baa2	1,500	1,678,790
Duke Energy Indiana, Inc.,
First Mortgage
3.750%	07/15/20	A2	90	94,436
Duke Energy Progress, Inc.,
First Mortgage
4.100%	03/15/43	A1	255	233,021
Dynegy Holdings Escrow,
Notes(i)
7.625%	10/15/26	NR	24	—
Sr. Sec’d. Notes(i)
7.750%	06/01/19	NR	676	—
Edison Mission Energy,
Sr. Unsec’d. Notes(i)
7.000%	05/15/17	NR	750	420,937
7.200%	05/15/19	NR	250	140,000
Enel Finance International NV (Netherlands),
Gtd. Notes, 144A
5.125%	10/07/19	Baa2	250	259,633
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes, 144A
12.250%	03/01/22	B3	87	96,135
Sr. Sec’d. Notes
10.000%	12/01/20	B2	400	438,000
Sr. Sec’d. Notes, 144A
6.875%	08/15/17(a)	B2	29	29,435
Entergy Arkansas, Inc.,
First Mortgage
3.050%	06/01/23	A3	205	195,665
3.750%	02/15/21	A3	1,035	1,081,862
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	Baa2	270	273,923

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	Aa3	$200	$185,914
5.625%	04/01/34	Aa3	150	173,099
Georgia Power Co.,
Sr. Unsec’d. Notes
3.000%	04/15/16	A3	1,030	1,077,865
4.300%	03/15/42	A3	10	9,171
4.300%	03/15/43	A3	890	815,029
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	Baa3	22	23,367
Hydro-Quebec (Canada),
Local Gov’t Gtd. Notes
8.400%	01/15/22	Aa2	120	163,070
9.400%	02/01/21	Aa2	130	183,011
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19	Baa2	170	204,262
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	Aaa	226	237,359
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	Baa2	300	304,970
LG&E & KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15	Baa2	1,185	1,210,713
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	Baa1	240	272,272
Nevada Power Co.,
General Ref. Mortgage
6.500%	08/01/18	A3	305	365,849
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15	Baa1	39	39,184
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	Baa3	480	495,653
4.800%	02/15/44	Baa3	245	221,847
5.800%	02/01/42	Baa3	699	719,937
NRG Energy, Inc.,
Gtd. Notes
8.250%	09/01/20	B1	300	323,250
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40	Baa1	375	390,821
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.375%	01/15/15	Baa3	100	107,947
6.800%	09/01/18	Baa3	160	193,348
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22	A3	113	104,474
4.450%	04/15/42	A3	67	63,789
5.400%	01/15/40	A3	340	371,121
6.050%	03/01/34	A3	150	174,889
8.250%	10/15/18	A3	130	167,648

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
PacifiCorp,
First Mortgage
2.950%	02/01/22(a)	A2	$2,240	$2,201,846
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	A1	150	138,971
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22	Baa3	655	626,617
4.200%	06/15/22	Baa3	500	502,653
4.700%	06/01/43	Baa3	105	95,344
PPL Energy Supply LLC,
Sr. Unsec’d. Notes
4.600%	12/15/21	Baa2	250	254,406
PPL WEM Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.375%	05/01/21	Baa3	280	307,055
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	Baa2	1,188	1,137,954
4.400%	01/15/21	Baa2	93	98,764
7.750%	03/01/31	Baa2	150	194,099
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	Baa1	50	51,476
5.320%	09/15/16	Baa1	350	388,199
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	A2	36	36,831
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	Baa1	335	379,582
Public Service Electric & Gas Co.,
First Mortgage
2.700%	05/01/15	A1	155	160,383
Sec’d. Notes, MTN
3.650%	09/01/42	A1	75	65,951
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	Aa3	120	147,592
Southern California Edison Co.,
First Ref. Mortgage
3.900%	03/15/43	A1	590	537,951
5.500%	03/15/40	A1	80	91,577
Sr. Unsec’d. Notes
6.650%	04/01/29	A3	150	184,414
Southern Co. (The),
Sr. Unsec’d. Notes
1.950%	09/01/16	Baa1	104	105,522
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41(a)	Baa1	65	65,898
Southwestern Public Service Co.,
Sr. Unsec’d. Notes
8.750%	12/01/18	Baa2	230	296,089
State Grid Overseas Investment 2013 Ltd. (British Virgin Islands),
Gtd. Notes, 144A
1.750%	05/22/18	Aa3	200	191,687

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	A3	$780	$723,519
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23	A3	200	190,154
2.950%	01/15/22(a)	A3	375	370,026
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/18	A2	250	245,198
2.950%	09/15/21	A2	7	7,011
3.650%	12/15/42	A2	77	67,435
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	Baa1	1,300	1,442,292

				33,861,265

Electronic Components & Equipment
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22(a)	B1	400	396,000

Electronics
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	A3	145	145,441
7.200%	06/01/26	A3	205	251,298
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	B1	44	46,420

				443,159

Entertainment — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20	Caa1	500	566,250
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A(i)
9.750%	05/30/20	Ca	235	113,779
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	B3	75	82,125
Isle of Capri Casinos, Inc.,
Gtd. Notes
5.875%	03/15/21	B2	120	114,600
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.750%	05/15/20(a)	B3	75	80,437
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18	B2	150	159,750
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A
9.375%	06/15/15	Caa2	175	173,250
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18	B3	163	186,635

				1,476,826

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Environmental Control
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	Caa1	$100	$95,000
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	Baa3	179	174,209
5.500%	09/15/19	Baa3	335	379,157
Waste Management, Inc.,
Gtd. Notes
4.600%	03/01/21(a)	Baa3	74	79,435
4.750%	06/30/20	Baa3	100	107,704

				835,505

Financial – Bank & Trust — 1.3%
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17	A2	340	390,709
BNP Paribas SA (France),
Bank Gtd. Notes
5.000%	01/15/21	A2	540	574,159
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/18	Ba3	220	226,050
Citigroup, Inc.,
Jr. Sub. Notes
5.350%(c)	04/29/49	B1	785	735,938
Sr. Unsec’d. Notes
3.375%	03/01/23(a)	Baa2	231	220,978
4.500%	01/14/22	Baa2	435	453,196
4.587%	12/15/15	Baa2	254	271,255
4.750%	05/19/15	Baa2	1,245	1,316,713
5.375%	08/09/20	Baa2	1,106	1,223,014
5.875%	05/29/37	Baa2	1,180	1,278,521
5.875%	01/30/42	Baa2	325	357,595
6.000%	08/15/17	Baa2	6	6,761
6.125%	11/21/17	Baa2	1,200	1,363,859
8.500%	05/22/19	Baa2	490	617,413
Sub. Notes
0.544%(c)	06/09/16	Baa3	1,230	1,186,865
Credit Suisse (Switzerland),
Sub. Notes
5.400%	01/14/20(a)	Baa2	1,975	2,139,796
HSBC Bank PLC (United Kingdom),
Sr. Notes, 144A
4.125%	08/12/20	Aa3	1,517	1,588,991
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18	Aa3	465	448,114
3.100%	05/24/16	Aa3	196	205,639
4.750%	01/19/21	Aa3	300	327,201
HSBC Bank USA NA,
Sub. Notes
4.625%	04/01/14	A2	200	205,565
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.527%(c)	01/15/14	Baa1	2,150	2,147,945
5.000%	06/30/15	Baa1	350	374,361
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	03/30/22(a)	Aa3	1,018	1,042,252

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Financial–Bank & Trust (continued)
5.100%	04/05/21	Aa3	$2,031	$2,231,378
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15	A2	925	945,240
State Street Corp.,
Sub. Notes
3.100%	05/15/23(a)	A2	793	742,780
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.500%	01/20/17	Baa1	250	261,617
UBS AG (Switzerland),
Sr. Unsec’d. Notes
3.875%	01/15/15	A2	145	151,119
5.750%	04/25/18	A2	130	150,230
5.875%	12/20/17	A2	200	230,050
Wachovia Bank NA,
Sub. Notes
6.000%	11/15/17	A1	600	684,668
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN
5.750%	02/01/18	A2	1,400	1,612,470
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49(a)	Baa3	1,375	1,553,750
Sr. Unsec’d. Notes
1.500%	07/01/15	A2	1,050	1,061,963
3.676%	06/15/16	A2	5,845	6,244,903
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22(a)	A2	1,000	1,011,317
Sub. Notes
3.450%	02/13/23(a)	A3	780	744,927

				36,329,302

Food — 0.3%
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	B3	324	344,250
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16	Baa2	30	30,049
2.100%	03/15/18	Baa2	61	60,425
3.200%	01/25/23(a)	Baa2	515	492,480
4.650%	01/25/43	Baa2	430	398,321
Dean Foods Co.,
Gtd. Notes
9.750%	12/15/18	B2	90	101,700
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19	Caa1	350	359,625
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	A3	340	339,540
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A
4.250%	10/15/20	B1	775	741,094
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	06/15/23	B1	70	69,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Food (continued)
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	06/01/21	Ba3	$75	$75,000
8.250%	02/01/20(a)	Ba3	69	72,277
Kellogg Co.,
Sr. Unsec’d. Notes
3.125%	05/17/22	Baa1	109	106,161
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
3.500%	06/06/22	Baa2	1,585	1,569,591
5.000%	06/04/42(a)	Baa2	59	59,749
5.375%	02/10/20	Baa2	314	354,184
6.875%	01/26/39	Baa2	218	264,466
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40	Baa2	23	23,238
6.800%	12/15/18	Baa2	55	65,702
7.500%	04/01/31	Baa2	110	133,202
Sr. Unsec’d. Notes
2.200%	01/15/17	Baa2	93	93,370
3.400%	04/15/22	Baa2	290	283,127
Mondelez International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	1,661	1,863,067
6.500%	08/11/17	Baa2	150	174,398
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20(a)	B2	28	29,330

				8,103,471

Forest Products & Paper
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20	Ba3	75	79,875
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41	Baa3	755	803,172
Resolute Forest Products, Inc.,
Gtd. Notes, 144A
5.875%	05/15/23	Ba3	12	10,710
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	Caa1	100	102,500

				996,257

Gas — 0.1%
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21	Baa1	150	153,049
4.400%	06/01/43	Baa1	63	58,385
5.875%	03/15/41	Baa1	91	103,653
6.375%	07/15/16	Baa1	150	171,439
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/14	Baa1	120	126,277
8.500%	03/15/19	Baa1	300	392,212
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	A3	101	97,061

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Gas (continued)
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17(a)	Baa1	$900	$911,549
2.875%	10/01/22(a)	Baa1	1,465	1,369,056
6.000%	10/15/39	Baa1	150	168,775
9.800%	02/15/19	Baa1	320	431,439

				3,982,895

Hand/Machine Tools
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21	B3	22	22,440
Milacron LLC/Mcron Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/21	Caa1	80	79,800

				102,240

Healthcare Products — 0.1%
Alere, Inc.,
Gtd. Notes, 144A
6.500%	06/15/20	Caa1	33	32,010
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.850%	06/15/18(a)	A3	859	852,043
Biomet, Inc.,
Gtd. Notes
6.500%	08/01/20	B3	250	257,656
ConvaTec Healthcare E SA (Luxembourg),
Gtd. Notes, 144A
10.500%	12/15/18	Caa1	200	218,500
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18	Caa1	250	246,875
Kinetic Concepts, Inc./ KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18	B3	350	376,250
St. Jude Medical, Inc.,
Sr. Unsec’d. Notes
4.750%	04/15/43	Baa1	385	356,835

				2,340,169

Healthcare Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22(a)	Baa2	350	322,345
4.500%	05/15/42	Baa2	450	416,631
6.750%	12/15/37	Baa2	100	122,310
Amsurg Corp.,
Gtd. Notes
5.625%	11/30/20	Ba3	35	35,000
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17(a)	B3	39	41,340
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	Baa2	1,190	1,221,680
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.450%	06/15/21	Baa2	715	796,410

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare Services (continued)
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21(a)	B3	$85	$86,700
7.750%	05/15/21	B3	250	270,000
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22(a)	B3	500	553,750
Sr. Sec’d. Notes
7.250%	09/15/20	Ba3	194	208,307
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	250	268,750
Humana, Inc.,
Sr. Unsec’d. Notes
4.625%	12/01/42	Baa3	515	461,567
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	Caa1	130	131,219
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17	Baa2	365	362,383
MultiPlan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18(a)	Caa1	340	369,750
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18	Caa2	185	197,950
OnCure Holdings, Inc.,
Sec’d. Notes(i)
11.750%	05/15/17	NR	85	37,400
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	Baa2	170	179,331
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	02/01/20	B3	250	242,500
9.250%	02/01/15	B3	250	270,937
U.S. Oncology, Inc., Escrow,
Notes*
9.130%	08/15/17	NR	250	—
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23	A3	58	53,984
3.875%	10/15/20	A3	690	725,141
3.950%	10/15/42	A3	920	791,568
6.625%	11/15/37	A3	270	328,469
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
8.000%	02/01/18(a)	B3	100	106,000
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	Baa2	35	33,318
4.625%	05/15/42	Baa2	365	338,563
4.650%	01/15/43	Baa2	141	131,424

				9,104,727

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Holding Companies – Diversified
Hutchison Whampoa International 10 Ltd. (Cayman Islands),
Gtd. Notes, 144A
6.000%(c)	12/29/49	Baa2	$650	$674,375
Hutchison Whampoa International 12 II Ltd. (Cayman Islands),
Gtd. Notes, 144A
3.250%	11/08/22	A3	200	183,124

				857,499

Home Builders
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.125%	07/01/22	B2	47	46,119
6.500%	12/15/20	B2	90	90,675
K Hovnanian Enterprises, Inc.,
Gtd. Notes
11.875%	10/15/15	Caa3	120	134,400
Sec’d. Notes, 144A
9.125%	11/15/20	Caa2	28	30,660
Sr. Sec’d. Notes, 144A
7.250%	10/15/20	B3	60	64,650
KB Home,
Gtd. Notes
7.500%	09/15/22	B2	34	36,465
Lennar Corp.,
Gtd. Notes
12.250%	06/01/17	Ba3	165	211,613
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18	B3	106	115,010
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	B1	7	7,700
7.150%	04/15/20	B1	73	80,847
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	B3	60	68,400
8.375%	01/15/21	B3	80	91,200
10.750%	09/15/16(a)	B3	13	15,437
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
5.250%	04/15/21	B2	65	61,750
7.750%	04/15/20(a)	B2	41	44,177
Toll Brothers Finance Corp.,
Gtd. Notes
5.875%	02/15/22	Ba1	40	41,800

				1,140,903

Household Products/Wares — 0.1%
Armored Autogroup, Inc.,
Gtd. Notes
9.250%	11/01/18	Caa2	44	40,370
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	B2	400	405,000
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	B1	500	548,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Household Products/Wares (continued)
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.700%	08/15/20	Baa3		$73	$77,960
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	Caa2		750	774,375
9.875%	08/15/19	Caa2		285	304,950
Sr. Sec’d. Notes
7.875%	08/15/19	B1		400	436,000
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.875%	03/01/18	B1		67	68,507
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.625%	11/15/22	B3		43	45,043
Spectrum Brands, Inc.,
Sr. Sec’d. Notes
9.500%	06/15/18	Ba3		250	273,750

					2,974,080

Insurance — 0.9%
ACE INA Holdings, Inc.,
Gtd. Notes
5.600%	05/15/15	A3		170	184,351
Aflac, Inc.,
Sr. Unsec’d. Notes
4.000%	02/15/22	A3		195	198,869
8.500%	05/15/19	A3		110	140,595
AIG Sunamerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	A2		185	225,904
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	A3		122	118,453
4.500%	06/15/43	A3		420	414,062
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/58	Baa2		500	610,000
Jr. Sub. Notes, 144A
8.625%(c)	05/22/38	Baa2	GBP	350	622,300
Sr. Unsec’d. Notes
4.875%	09/15/16	Baa1		1,000	1,095,365
6.400%	12/15/20	Baa1		2,500	2,899,215
Aon Corp.,
Gtd. Notes
3.125%	05/27/16	Baa2		125	130,400
3.500%	09/30/15	Baa2		34	35,653
6.250%	09/30/40	Baa2		33	38,351
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20	Caa2		35	35,175
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.450%	12/15/15	Aa2		133	138,306
3.000%	05/15/22	Aa2		1,575	1,523,767
4.400%	05/15/42	Aa2		165	152,263
5.400%	05/15/18	Aa2		700	804,128

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43(a)	Aa2	$445	$422,849
Catlin Insurance Co. Ltd. (Bermuda),
Jr. Sub. Notes, 144A
7.249%(c)	07/29/49	BBB+(d)	375	383,438
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/14	Baa2	100	106,376
5.875%	08/15/20	Baa2	125	141,466
Genworth Financial, Inc.,
Gtd. Notes
7.700%	06/15/20	Baa3	50	57,279
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22(a)	Baa3	745	810,646
6.625%	03/30/40	Baa3	358	425,537
HUB International Ltd.,
Gtd. Notes, 144A
8.125%	10/15/18	Caa2	141	146,640
ING US, Inc.,
Gtd. Notes, 144A
2.900%	02/15/18	Baa3	1,970	1,979,913
5.650%(c)	05/15/53	Ba1	435	408,900
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	Baa2	68	71,729
7.800%	03/15/37	Baa3	150	175,875
10.750%(c)	06/15/58	Baa3	426	649,650
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26	Baa2	200	243,729
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22(a)	Baa1	29	29,468
4.850%	06/24/21(a)	Baa1	30	31,877
6.250%	02/15/20	Baa1	390	447,180
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	Baa2	810	771,259
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	A1	66	68,331
MetLife Institutional Funding II,
Sec’d. Notes, 144A
1.182%(c)	04/04/14	Aa3	153	153,956
1.625%	04/02/15(a)	Aa3	3,630	3,676,003
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	A3	480	426,897
4.750%	02/08/21(a)	A3	570	621,193
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.000%	01/10/14	Aa3	200	201,636
3.650%	06/14/18	Aa3	120	127,460
3.875%	04/11/22	Aa3	767	777,045
5.125%	06/10/14	Aa3	250	260,770

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
6.600%	04/15/34	A3	$85	$85,425
9.375%	08/15/39	A3	300	405,926
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
3.000%	05/04/15(a)	Aaa	630	656,478
Onex USI Aquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	Caa2	194	191,090
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17	A1	200	206,998
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	A3	260	345,539
Principal Financial Group, Inc.,
Gtd. Notes
8.875%	05/15/19	A3	220	284,746
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.000%	12/11/15	Aa3	94	94,018
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42	A1	595	523,521
Travelers Property Casualty Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/26	A2	190	252,855

				26,030,855

Internet Software & Services — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22(a)	Baa1	1,205	1,093,852
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17	A2	114	112,045
3.250%	10/15/20	A2	285	290,426
4.000%	07/15/42	A2	253	214,561
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20	Ba3	72	70,560
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20	Caa1	105	116,550
Sr. Sec’d. Notes
8.125%	01/01/20	B1	25	27,125

				1,925,119

Iron/Steel — 0.1%
AK Steel Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/01/18(a)	B1	70	73,675
APERAM (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.375%	04/01/16	B3	250	242,500
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.750%	02/25/22(a)	Ba1	400	410,000

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Iron/Steel (continued)
7.500%	10/15/39	Ba1	$155	$147,250
10.350%	06/01/19	Ba1	180	212,850
Bluescope Steel Ltd./Bluescope Steel Finance (Australia),
Gtd. Notes, 144A
7.125%	05/01/18	Ba3	18	18,270
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	Ba2	45	41,400
Steel Dynamics, Inc.,
Gtd. Notes, 144A
5.250%	04/15/23	Ba2	60	58,800
6.125%	08/15/19	Ba2	60	63,450
6.375%	08/15/22	Ba2	60	63,300
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	04/01/21(a)	B1	41	39,770
7.000%	02/01/18	B1	160	168,000
7.375%	04/01/20(a)	B1	90	88,650
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22(a)	Baa2	565	536,657
4.625%	09/15/20	Baa2	860	849,419

				3,013,991

Leisure Time
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16	B2	250	267,815
Icon Health & Fitness, Inc.,
Sr. Sec’d. Notes, 144A
11.875%	10/15/16	B3	142	116,440
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19	B1	500	532,500

				916,755

Lodging — 0.1%
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21	B3	80	83,200
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
11.250%	06/01/17	B3	250	260,313
Caesars Operating Escrow LLC/Caesars Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.000%	02/15/20	B3	500	476,250
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK
10.750%	01/15/17	Caa1	249	268,424
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	Caa1	150	159,000
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18(a)	B2	250	260,000
MGM Resorts International,
Gtd. Notes
7.625%	01/15/17	B3	250	273,125
10.000%	11/01/16	B3	250	293,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Lodging (continued)
11.375%	03/01/18	B3	$500	$625,000
Seminole Hard Rock Entertainment, Inc,/Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	B2	120	116,400
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
6.375%	06/01/21	B3	15	14,513

				2,829,350

Machinery – Construction & Mining
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.803%	08/15/42	A(d)	537	468,142
Terex Corp.,
Gtd. Notes
6.000%	05/15/21	B2	400	399,000

				867,142

Media — 0.7%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	B1	30	32,250
8.000%	04/15/20(a)	B1	150	163,500
CBS Corp.,
Gtd. Notes
1.950%	07/01/17	Baa2	830	824,539
4.850%	07/01/42	Baa2	100	92,441
5.750%	04/15/20	Baa2	34	38,564
7.875%	07/30/30	Baa2	80	101,930
8.875%	05/15/19	Baa2	50	64,437
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.750%	01/15/24	B1	26	25,090
6.500%	04/30/21	B1	35	36,487
8.125%	04/30/20	B1	200	218,500
Gtd. Notes, 144A
5.250%	03/15/21	B1	68	67,490
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	09/15/20	B3	40	40,700
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/19	Caa1	84	81,480
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
7.625%	03/15/20	B3	650	672,675
Gtd. Notes, 144A
6.500%	11/15/22	B1	350	360,500
Cogeco Cable, Inc. (Canada),
Gtd. Notes, 144A
4.875%	05/01/20	BB-(d)	19	18,478
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	A3	160	226,406
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17	A3	200	250,477

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	A3	$315	$431,340
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43(a)	A3	175	167,099
4.650%	07/15/42	A3	185	177,402
6.400%	03/01/40	A3	995	1,189,370
6.450%	03/15/37	A3	275	328,817
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19	Baa2	145	191,520
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	Baa2	125	150,333
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22	Baa2	200	192,118
5.000%	03/01/21	Baa2	176	185,389
5.150%	03/15/42	Baa2	1,455	1,297,968
6.000%	08/15/40	Baa2	200	199,797
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21	Baa2	159	166,910
4.875%	04/01/43	Baa2	300	277,322
4.950%	05/15/42	Baa2	100	93,630
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	Ba3	146	140,525
7.875%	09/01/19	Ba3	622	696,640
Gtd. Notes, 144A
5.125%	05/01/20	Ba3	9	8,820
Harron Communications LP/Harron Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.125%	04/01/20	Caa1	65	70,200
Mediacom LLC/Mediacom Capital Corp.,
Sr. Unsec’d. Notes
7.250%	02/15/22	B3	90	94,725
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.662%	04/15/18(a)	A3	1,345	1,309,141
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	A3	745	803,627
5.950%	04/01/41	A3	90	102,791
6.400%	04/30/40	A3	154	184,171
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	265	287,360
6.150%	02/15/41	Baa1	170	188,781
6.650%	11/15/37	Baa1	545	627,157
7.250%	05/18/18	Baa1	300	366,047
7.430%	10/01/26	Baa1	100	118,305
7.625%	11/30/28	Baa1	100	121,903
7.700%	10/30/25	Baa1	100	122,035
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
7.750%	03/15/16	B2	263	267,274

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Media (continued)
Radio One, Inc.,
Gtd. Notes, PIK
12.500%	05/24/16	Caa2		$206	$207,167
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	A3		150	190,560
8.750%	08/01/15	A3		150	173,465
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.950%	09/30/21	Baa1		442	454,256
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42	Baa2		505	391,619
5.500%	09/01/41	Baa2		1,065	935,903
5.875%	11/15/40	Baa2		315	288,556
8.250%	04/01/19	Baa2		300	361,198
8.750%	02/14/19(a)	Baa2		300	368,243
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33	Baa2		257	302,905
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	Baa2		430	462,571
6.200%	03/15/40	Baa2		1,010	1,111,717
6.250%	03/29/41	Baa2		19	20,964
6.500%	11/15/36	Baa2		25	28,275
7.625%	04/15/31	Baa2		300	378,166
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.125%	01/21/23	Ba3	EUR	105	128,601
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21(a)	Caa2		335	355,937
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	12/15/21	Baa1		234	236,975
4.500%	03/01/21(a)	Baa1		140	148,478
Sr. Unsec’d. Notes, 144A
4.375%	03/15/43	Baa1		635	538,605

					20,958,622

Metals & Mining — 0.3%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	Baa2		740	568,131
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	Baa2		300	268,219
5.700%	05/30/41	Baa2		650	527,594
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17(a)	A1		69	68,666
3.250%	11/21/21	A1		460	449,788
4.125%	02/24/42	A1		200	186,246
5.500%	04/01/14	A1		70	72,641
Coeur Mining, Inc.,
Gtd. Notes, 144A
7.875%	02/01/21	B3		82	82,410

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
8.250%	11/01/19(a)	B1	$1,050	$1,081,500
FQM Akubra, Inc. (Canada),
Gtd. Notes, 144A
7.500%	06/01/21	B1	50	47,875
8.750%	06/01/20	B1	50	51,125
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
2.150%	03/01/17(a)	Baa3	242	236,867
Sr. Unsec’d. Notes, 144A
3.100%	03/15/20	Baa3	57	52,686
5.450%	03/15/43	Baa3	37	32,629
Hecla Mining Co.,
Gtd. Notes, 144A
6.875%	05/01/21	B2	105	97,387
Novelis, Inc. (Canada),
Gtd. Notes
8.375%	12/15/17	B2	125	132,500
8.750%	12/15/20(a)	B2	125	134,063
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	Baa2	280	251,497
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19	Caa1	25	26,750
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.500%	05/20/16	A3	1,250	1,285,250
3.500%	11/02/20	A3	58	57,708
3.750%	09/20/21	A3	100	98,755
4.125%	05/20/21	A3	150	152,487
8.950%	05/01/14	A3	185	197,149
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.375%	06/17/16	A3	215	213,705
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19	B3	40	39,500
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
4.250%	10/25/22	Baa2	330	299,597
6.000%	11/15/41	Baa2	470	420,960

				7,133,685

Multi-National — 0.6%
African Development Bank (Supranational Bank),
Sub. Debs.
8.800%	09/01/19	Aa1	620	818,303
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.750%	01/15/16(a)	Aa3	288	304,032
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.000%	12/15/17	Aaa	4,000	3,889,200
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.375%	08/15/17	Aaa	6,000	6,263,700

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Multi-National (continued)
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
1.125%	08/25/14	Aaa	$5,500	$5,533,963

				16,809,198

Office Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19	B3	481	517,075
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17(a)	Baa2	33	33,273
4.500%	05/15/21	Baa2	56	57,764
6.750%	02/01/17	Baa2	200	226,255

				834,367

Oil & Gas — 1.4%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	Baa2	350	416,673
Anadarko Finance Co. (Canada),
Gtd. Notes
7.500%	05/01/31	Baa3	160	199,471
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16	Baa3	1,125	1,261,883
6.375%	09/15/17	Baa3	730	839,485
8.700%	03/15/19	Baa3	350	450,546
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	A3	38	37,432
3.625%	02/01/21	A3	100	102,646
4.250%	01/15/44	A3	80	71,377
4.750%	04/15/43(a)	A3	565	535,910
6.900%	09/15/18	A3	150	182,539
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	10/15/22	B2	4	3,950
Bluewater Holding BV (Netherlands),
Gtd. Notes
3.278%(c)	07/17/14	NR	200	195,500
Bonanza Creek Energy, Inc.,
Gtd. Notes, 144A
6.750%	04/15/21	B3	40	40,300
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.375%	05/10/18	A2	415	400,015
1.846%	05/05/17(a)	A2	1,120	1,121,369
3.200%	03/11/16	A2	650	682,976
3.245%	05/06/22	A2	950	921,942
3.561%	11/01/21	A2	540	541,636
3.875%	03/10/15	A2	320	336,101
4.742%	03/11/21	A2	100	108,809
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
8.625%	10/15/20	B3	400	424,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes, 144A
9.625%	08/01/20	B2	56	60,900

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.700%	05/15/17	Baa1	$930	$1,054,703
6.450%	06/30/33	Baa1	190	216,813
Canadian Oil Sands Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	04/01/42	Baa2	560	576,550
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	Baa2	623	592,834
4.450%	09/15/42	Baa2	645	578,309
6.750%	11/15/39	Baa2	150	179,796
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16	Ba3	27	26,865
6.125%	02/15/21(a)	Ba3	125	131,250
6.500%	08/15/17	Ba3	128	137,280
7.250%	12/15/18	Ba3	122	136,030
Chevron Corp.,
Sr. Unsec’d. Notes
1.718%	06/24/18	Aa1	900	891,723
2.427%	06/24/20	Aa1	45	44,744
3.191%	06/24/23	Aa1	73	72,646
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17	Ba2	80	88,800
CNOOC Finance 2013 Ltd. (British Virgin Islands),
Gtd. Notes
1.125%	05/09/16	Aa3	200	196,760
3.000%	05/09/23	Aa3	285	257,457
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19	B3	94	95,880
9.500%	06/15/20	B3	58	62,640
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	A1	575	723,352
Sr. Unsec’d. Notes
6.650%	07/15/18	A1	250	299,662
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20	B1	500	540,000
Devon Energy Corp.,
Sr. Unsec’d. Notes
1.875%	05/15/17	Baa1	1,265	1,247,853
5.600%	07/15/41	Baa1	80	82,898
6.300%	01/15/19	Baa1	160	185,384
7.950%	04/15/32	Baa1	150	196,326
ENI SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	A3	250	237,818
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	A3	1,502	1,405,484
4.100%	02/01/21	A3	200	212,463
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20	B2	250	282,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22(a)	B2	$34	$36,380
Sr. Sec’d. Notes
6.875%	05/01/19	Ba3	250	267,500
EPE Holdings LLC/EP Energy Bond Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	12/15/17(a)	B3	59	60,634
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes, 144A
6.000%	04/01/21	B2	38	37,430
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21	A2	130	173,546
Sr. Unsec’d. Notes, 144A
7.600%	08/15/96	A2	90	122,515
Helix Energy Solutions Group, Inc.,
Gtd. Notes, 144A
9.500%	01/15/16	B3	144	147,888
Hercules Offshore, Inc.,
Sr. Unsec’d. Notes
8.750%	07/15/21	B3	30	30,000
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	Baa2	175	218,657
8.125%	02/15/19	Baa2	210	263,231
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	Baa3	130	162,315
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	B3	60	63,000
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes, 144A
6.250%	11/01/19	B2	400	381,000
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41	Baa2	522	596,166
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	B1	38	36,860
Nabors Industries Ltd.,
Gtd. Notes
4.625%	09/15/21	Baa2	135	132,703
5.000%	09/15/20	Baa2	200	203,882
9.250%	01/15/19	Baa2	150	186,109
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17	A2	44	42,866
Noble Holding International Ltd. (Cayman Islands),
Gtd. Notes
3.950%	03/15/22	Baa2	23	22,504
5.250%	03/15/42	Baa2	169	151,371
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	A1	206	190,113
4.100%	02/01/21	A1	200	211,220

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes
8.250%	02/15/20	Ba3	$101	$105,797
Petrobras Global Finance BV (Netherlands),
Gtd. Notes
4.375%	05/20/23(a)	A3	140	128,428
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21(a)	A3	120	120,563
7.875%	03/15/19	A3	220	254,400
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18	Baa1	186	215,494
7.875%	06/15/26	Baa1	130	169,573
Phillips 66,
Gtd. Notes
2.950%	05/01/17	Baa1	54	55,653
4.300%	04/01/22	Baa1	1,268	1,310,129
Pioneer Energy Services Corp.,
Gtd. Notes
9.875%	03/15/18	B2	500	536,250
Rosetta Resources, Inc.,
Gtd. Notes
5.625%	05/01/21	B2	25	24,406
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
10.000%	02/15/20	B3	250	263,437
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21	B2	250	238,750
Schlumberger Investment SA (Luxembourg),
Gtd. Notes, 144A
3.300%	09/14/21	A1	105	105,536
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23(a)	Aa1	1,035	949,461
2.375%	08/21/22	Aa1	1,440	1,345,632
4.375%	03/25/20	Aa1	805	894,839
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	01/01/23	Ba3	65	68,250
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18	Aa2	201	194,364
1.200%	01/17/18	Aa2	54	52,518
2.450%	01/17/23(a)	Aa2	155	143,589
2.650%	01/15/24	Aa2	214	198,464
3.150%	01/23/22	Aa2	77	76,154
4.250%	11/23/41	Aa2	61	57,567
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34	Baa1	150	160,843
6.100%	06/01/18	Baa1	1,950	2,273,213
6.500%	06/15/38(a)	Baa1	329	379,413
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42	Baa2	135	132,179
5.850%	02/01/37	Baa2	20	20,419
6.250%	02/01/38	Baa2	25	26,850

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
7.750%	06/01/19	Baa2	$145	$176,237
Talos Production LLC/Talos Production Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/18	Caa1	108	102,600
Tosco Corp.,
Sr. Unsec’d. Notes
7.800%	01/01/27	A1	150	200,238
8.125%	02/15/30	A1	150	207,776
Total Capital Canada Ltd. (Canada),
Gtd. Notes
2.750%	07/15/23(a)	Aa1	48	44,879
Total Capital International SA (France),
Gtd. Notes
1.550%	06/28/17	Aa1	784	777,011
2.700%	01/25/23(a)	Aa1	575	538,777
2.875%	02/17/22	Aa1	201	193,192
Total Capital SA (France),
Gtd. Notes
4.125%	01/28/21(a)	Aa1	861	917,327
Transocean, Inc. (Cayman Islands),
Gtd. Notes
3.800%	10/15/22	Baa3	286	272,430
6.375%	12/15/21	Baa3	425	477,685
6.500%	11/15/20	Baa3	205	230,750
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	B1	104	106,080
Weatherford International Ltd. (Bermuda),
Gtd. Notes
4.500%	04/15/22	Baa2	203	200,693
5.950%	04/15/42	Baa2	37	34,971
9.875%	03/01/39	Baa2	150	204,289
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22(a)	Ba1	500	505,000

				39,120,276

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Gtd. Notes, 144A
1.200%	11/06/15	Baa1	910	911,000
1.750%	11/06/17	Baa1	1,409	1,380,421
Sr. Unsec’d. Notes, 144A
4.400%	11/06/42	Baa1	645	599,117
Actavis, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17	Baa3	445	433,813
3.250%	10/01/22	Baa3	460	428,858
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21	Baa2	410	412,938
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22	A2	210	189,842
3.250%	08/01/42	A2	175	141,001
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/43	Baa2	475	430,942

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Express Scripts Holding Co.,
Gtd. Notes
2.100%	02/12/15	Baa3	$1,000	$1,016,985
2.650%	02/15/17	Baa3	305	310,567
3.125%	05/15/16	Baa3	690	717,501
4.750%	11/15/21(a)	Baa3	1,135	1,214,281
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22	A1	1,925	1,847,746
4.200%	03/18/43	A1	405	379,687
Medco Health Solutions, Inc.,
Gtd. Notes
2.750%	09/15/15	Baa3	55	56,552
4.125%	09/15/20	Baa3	540	555,460
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22	A2	82	75,947
3.600%	09/15/42	A2	690	595,940
4.150%	05/18/43	A2	630	600,205
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23	Baa3	315	287,961
7.875%	07/15/20	Baa3	750	865,461
Sr. Unsec’d. Notes, 144A
1.800%	06/24/16	Baa3	210	209,429
2.600%	06/24/18	Baa3	670	660,361
Novartis Capital Corp.,
Gtd. Notes
2.400%	09/21/22	Aa3	180	168,167
Sanofi (France),
Sr. Unsec’d. Notes
1.250%	04/10/18	A1	1,075	1,041,231
Teva Pharmaceutical Finance Co. BV (Curacao),
Gtd. Notes
2.400%	11/10/16	A3	1,390	1,431,008
3.650%	11/10/21	A3	1,435	1,435,132
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.500%	07/15/16(a)	B1	400	412,000
7.250%	07/15/22	B1	625	634,375
VPI Escrow Corp. (Canada),
Notes
6.750%	08/15/18	B1	63	64,575
7.500%	07/15/21	B1	64	66,240
Wyeth LLC,
Gtd. Notes
5.500%	02/01/14	A1	200	205,901
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A
1.875%	02/01/18	Baa2	52	50,905

				19,831,549

Pipelines — 0.4%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	Baa2	86	93,862
5.850%	01/15/41	Baa2	215	251,592
6.125%	11/01/17	Baa2	235	273,793

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Pipelines (continued)
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	Baa3		$795	$745,619
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23(a)	Baa3		365	341,599
6.050%	06/01/41	Baa3		250	252,787
6.500%	02/01/42	Baa3		540	575,870
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	06/01/15	Baa1		1,200	1,259,953
4.450%	02/15/43	Baa1		435	386,132
4.850%	03/15/44	Baa1		140	132,782
5.200%	09/01/20(a)	Baa1		935	1,046,286
5.700%	02/15/42	Baa1		395	418,292
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22(a)	Baa2		260	256,484
5.000%	03/01/43	Baa2		1,245	1,173,943
6.850%	02/15/20(a)	Baa2		290	345,259
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	Baa2		300	315,300
6.400%	07/15/18	Baa2		250	296,327
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16	Baa2		430	448,462
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/20	Baa2		1,320	1,503,810
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	Baa2		380	442,764
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.375%	08/01/22	Ba3		117	122,557
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	Baa1		185	172,037
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22	A3		150	138,327
7.125%	01/15/19	A3		250	304,884

					11,298,721

Real Estate
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	11/15/20	BB(d)	CAD	80	74,546
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Notes
9.625%	05/01/19	B+(d)		226	253,120
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22	A2		132	124,414
6.750%	09/02/19	A2		270	318,869

					770,949

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	Baa3	$1,280	$1,172,064
American Tower Trust I,
Sec’d. Notes, 144A
1.551%	03/15/18	Aaa	233	228,964
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	Baa2	1,330	1,306,097
4.125%	05/15/21	Baa2	200	205,360
Camden Property Trust,
Sr. Unsec’d. Notes
4.875%	06/15/23	Baa1	260	274,120
5.700%	05/15/17	Baa1	1,450	1,612,446
CommonWealth REIT,
Sr. Unsec’d. Notes
5.875%	09/15/20	Baa3	120	124,233
6.650%	01/15/18	Baa3	320	349,268
Corrections Corp. of America,
Gtd. Notes, 144A
4.125%	04/01/20	Ba1	27	26,257
Duke Realty LP,
Gtd. Notes
6.750%	03/15/20	Baa2	285	327,068
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23	Baa1	235	215,937
4.625%	12/15/21	Baa1	251	265,873
5.250%	09/15/14	Baa1	170	178,821
5.375%	08/01/16	Baa1	100	111,470
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19	B2	275	287,375
Geo Group, Inc. (The),
Gtd. Notes
7.750%	10/15/17	B1	250	261,250
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20	Baa1	441	413,131
3.750%	02/01/19	Baa1	1,717	1,761,870
5.375%	02/01/21	Baa1	469	508,743
Host Hotels & Resorts LP,
Gtd. Notes
6.750%	06/01/16	Baa3	93	94,376
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.125%	06/01/23	Baa1	865	800,303
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23	Baa1	375	347,780
ProLogis LP,
Gtd. Notes
6.875%	03/15/20	Baa2	300	348,101
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
5.000%	04/15/21	B1	68	65,960
Simon Property Group LP,
Sr. Unsec’d. Notes
2.750%	02/01/23	A3	685	628,818

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
4.125%	12/01/21	A3	$54	$56,074
6.125%	05/30/18	A3	455	534,576
6.750%	02/01/40	A3	100	122,234
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22(a)	Baa2	1,380	1,391,827

				14,020,396

Retail — 0.4%
ARAMARK Corp.,
Gtd. Notes, 144A
5.750%	03/15/20	B3	60	61,350
CKE Restaurants, Inc.,
Sec’d. Notes
11.375%	07/15/18	B2	26	26,878
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	Caa2	474	497,700
Sr. Sec’d. Notes, 144A
9.000%	03/15/19	B2	600	660,000
Sr. Unsec’d. Notes, 144A
7.750%	06/01/20(a)	Caa2	22	21,285
Coinstar, Inc.,
Gtd. Notes, 144A
6.000%	03/15/19	Ba3	53	52,934
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22(a)	Baa2	820	766,123
5.750%	05/15/41	Baa2	445	501,616
6.125%	09/15/39	Baa2	190	222,029
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	Baa2	240	282,800
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21	Baa3	249	275,401
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/01/43	A3	585	555,702
J.C. Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.950%	04/01/17	Caa2	500	481,250
J.Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19(a)	Caa1	300	315,000
Jo-Ann Stores Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	10/15/19	Caa1	100	102,750
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42	A3	130	127,223
5.125%	11/15/41	A3	49	50,694
5.500%	10/15/35	A3	100	107,973
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23(a)	Baa3	74	68,255
4.300%	02/15/43(a)	Baa3	480	412,669
5.125%	01/15/42	Baa3	163	157,268
5.900%	12/01/16	Baa3	370	420,303

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Retail (continued)
6.700%	07/15/34	Baa3		$130	$147,942
7.450%	07/15/17	Baa3		400	478,696
7.875%	07/15/15	Baa3		235	266,455
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18	B3		250	267,500
Neebo, Inc.,
Notes
15.000%	06/30/16	CCC(d)		3	2,525
Sec’d. Notes, 144A
15.000%	06/30/16	CCC(d)		25	25,250
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29(a)	CCC(d)		258	202,530
8.000%	05/01/31	CCC(d)		52	41,340
New Look (United Kingdom),
Notes
8.750%	05/14/18	B1	GBP	100	147,343
Party City Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/20(a)	Caa1		300	321,750
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19	B3		55	58,575
Real Mex Restaurants, Inc.,
Notes
11.000%	01/01/40	NR		230	230,359
19.000%	03/21/16	NR		46	45,841
19.000%	01/01/40	NR		402	223,719
Rite Aid Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	Caa2		70	68,775
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20(a)	Caa1		500	508,750
Target Corp.,
Sr. Unsec’d. Notes
4.000%	07/01/42(a)	A2		280	254,622
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes, 144A
8.875%	12/15/17	B3		100	108,250
Walgreen Co.,
Sr. Unsec’d. Notes
3.100%	09/15/22	Baa1		162	153,523
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.000%	04/11/43	Aa2		605	551,267
5.000%	10/25/40(a)	Aa2		1,310	1,383,133

					11,655,348

Savings & Loan — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.650%	02/25/15	A2		600	625,194
Sub. Notes, 144A
5.250%	01/15/14	Baa1		838	854,594

					1,479,788

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20(a)	Caa1	$50	$50,625
Sr. Sec’d. Notes, 144A
9.250%	04/15/18	B1	745	802,737
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21	A1	163	163,601
4.800%	10/01/41	A1	150	149,139
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17	A1	440	516,999
NXP BV/NXP Funding LLC (Netherlands),
Sr. Sec’d. Notes, 144A
9.750%	08/01/18(a)	B1	149	166,694
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17	A1	565	559,633
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
4.875%	10/15/23	B1	80	77,000

				2,486,428

Shipbuilding
OSX 3 Leasing BV (Netherlands),
Sr. Sec’d. Notes, 144A
9.250%	03/20/15	NR	100	87,000

Software — 0.2%
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19	Caa1	250	256,250
First Data Corp.,
Gtd. Notes
12.625%	01/15/21(a)	Caa1	304	321,480
Gtd. Notes, 144A
10.625%	06/15/21	Caa1	250	246,875
11.250%	01/15/21	Caa1	53	52,867
11.750%	08/15/21(a)	Caa2	40	36,000
Sec’d. Notes, 144A
8.250%	01/15/21	Caa1	2	2,040
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	Caa1	535	549,713
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	B1	425	432,437
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19	Caa1	95	102,956
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17	Baa1	280	311,091
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17	Aaa	31	30,103
3.500%	11/15/42	Aaa	1,315	1,125,347
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22(a)	A1	2,865	2,642,040
6.125%	07/08/39	A1	125	150,576
6.500%	04/15/38	A1	200	250,407

				6,510,182

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications — 1.2%
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29	CCC(d)	$400	$303,000
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	10/16/19	A2	170	184,142
5.000%	03/30/20	A2	770	826,433
Sr. Unsec’d. Notes
3.125%	07/16/22	A2	2,075	1,911,895
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	06/01/17	A3	960	950,546
2.625%	12/01/22	A3	90	82,380
3.875%	08/15/21(a)	A3	200	206,278
4.300%	12/15/42	A3	3,928	3,420,852
4.350%	06/15/45	A3	188	163,565
5.350%	09/01/40	A3	273	276,232
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%	03/01/21(a)	Caa1	107	81,053
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	B1	250	225,625
9.000%	04/01/19	B1	180	172,800
BellSouth Corp.,
Sr. Unsec’d. Notes
6.875%	10/15/31	A-(d)	5	5,669
BellSouth Telecommunications, Inc.,
Sr. Unsec’d. Notes
7.000%	10/01/25	A-(d)	680	787,872
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	06/28/16	Baa2	200	200,846
2.000%	06/22/15	Baa2	1,705	1,738,430
9.625%	12/15/30	Baa2	100	150,544
Broadview Networks Holdings, Inc.,
Sec’d. Notes
10.500%	11/15/17	NR	20	19,900
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	Ba2	500	492,500
6.450%	06/15/21	Ba2	400	417,000
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	A1	80	88,544
5.500%	01/15/40	A1	670	759,954
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/01/15	B3	381	404,812
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20(a)	Caa1	235	225,600
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.214%	08/15/15	A2	200	205,902

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes
8.750%	06/15/30	Baa1	$300	$416,181
Gtd. Notes, 144A
2.250%	03/06/17	Baa1	1,260	1,266,072
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	Baa3	50	52,757
France Telecom SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16	A3	87	89,161
5.375%	01/13/42	A3	943	934,553
8.500%	03/01/31	A3	180	244,546
Frontier Communications Corp.,
Sr. Unsec’d. Notes
7.625%	04/15/24	Ba2	18	18,045
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19	B2	500	512,500
Goodman Networks, Inc.,
Sr. Sec’d. Notes, 144A
13.125%	07/01/18(a)	B3	250	265,000
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20	B3	250	262,500
Gtd. Notes, 144A
6.625%	12/15/22	Caa1	450	436,500
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.750%	06/01/21	Caa2	278	280,780
8.125%	06/01/23	Caa2	133	137,323
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
11.875%	02/01/19	Caa2	450	509,625
Level 3 Financing, Inc.,
Gtd. Notes
7.000%	06/01/20	B3	357	356,107
8.125%	07/01/19	B3	500	525,000
10.000%	02/01/18	B3	250	269,375
Lynx I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	Ba3	200	201,000
MetroPCS Wireless, Inc.,
Gtd. Notes
7.875%	09/01/18(a)	Ba3	250	266,250
Gtd. Notes, 144A
6.250%	04/01/21	Ba3	317	322,547
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21(a)	Caa2	605	470,387
NII International Telecom SCA (Luxembourg),
Gtd. Notes, 144A
11.375%	08/15/19	B2	102	109,140
Nippon Telegraph & Telephone Corp. (Japan),
General Ref. Mortgage
1.400%	07/18/17	Aa2	124	121,919
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39	Ba3	120	108,300

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31	Ba1		$15	$14,775
Qwest Communications International, Inc.,
Gtd. Notes
7.125%	04/01/18	Ba1		64	66,400
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	Baa3		25	27,953
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19	B3		278	289,120
8.750%	03/15/32	B3		997	1,096,700
Sprint Nextel Corp.,
Gtd. Notes, 144A
7.000%	03/01/20	Ba3		200	216,000
Sr. Unsec’d. Notes
7.000%	08/15/20(a)	B3		250	262,500
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes
6.999%	06/04/18	Baa3		80	87,944
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	Baa2		206	199,533
4.570%	04/27/23(a)	Baa2		845	808,918
5.462%	02/16/21(a)	Baa2		45	46,392
6.221%	07/03/17	Baa2		380	414,392
6.421%	06/20/16	Baa2		150	164,696
UPCB Finance III Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	07/01/20	Ba3		400	414,000
UPCB Finance VI Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22	Ba3		150	155,250
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22(a)	A3		555	503,217
3.850%	11/01/42(a)	A3		2,055	1,705,120
6.100%	04/15/18	A3		200	234,105
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30	A3		275	356,271
Verizon Maryland, Inc.,
Gtd. Notes
5.125%	06/15/33	A-(d)		345	334,019
Verizon Pennsylvania, Inc.,
Gtd. Notes
8.350%	12/15/30	A-(d)		500	639,584
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	03/20/17	A3		200	195,130
4.375%	02/19/43	A3		620	555,391
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A
11.750%	07/15/17	B3	EUR	742	1,004,452
Sr. Sec’d. Notes, 144A
6.500%	04/30/20	Ba3		200	198,500
7.250%	02/15/18	Ba3		200	199,500
7.375%	02/15/18	Ba3	EUR	200	262,606

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Telecommunications (continued)
Wind Acquisition Holdings Finance SA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17	Caa1	EUR	143	$188,546
Windstream Corp.,
Gtd. Notes
7.750%	10/15/20	B1		30	31,050
7.750%	10/01/21	B1		500	517,500

					33,667,506

Transportation — 0.2%
Boa Deep C A/S (Norway),
Sr. Sec’d. Notes
7.280%(c)	04/27/16	NR	NOK	2,188	362,822
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	A3		88	80,520
4.450%	03/15/43	A3		140	130,455
5.400%	06/01/41	A3		115	122,109
5.750%	03/15/18	A3		600	688,733
5.750%	05/01/40	A3		1,055	1,174,946
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
7.125%	10/15/31	Baa3		150	185,476
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44	Baa2		155	134,591
4.250%	06/01/21	Baa2		65	69,462
4.750%	05/30/42	Baa2		265	253,472
6.250%	04/01/15	Baa2		90	98,327
7.375%	02/01/19	Baa2		100	123,339
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Marshall Islands),
Gtd. Notes
9.250%	04/15/19	B3		387	414,090
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.,
Sr. Notes, PIK, 144A
10.000%	02/15/18	Caa2		30	29,700
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.903%	02/15/23	Baa1		342	322,541
5.590%	05/17/25	Baa1		74	83,474
6.000%	05/23/2111	Baa1		216	237,366
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17	Baa1		111	111,405
3.500%	06/01/17	Baa1		516	534,273
3.600%	03/01/16	Baa1		82	86,201
Ultrapetrol Bahamas Ltd. (Bahamas),
Sr. Sec’d. Notes, 144A
8.875%	06/15/21	B3		160	160,000
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.780%	07/15/40	Baa1		240	279,557
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22	Aa3		71	66,939

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Transportation (continued)
Watco Cos LLC/Watco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	B3		$56	$55,720

					5,805,518

Water
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42	Baa1		46	43,172
6.085%	10/15/17	Baa1		200	230,679

					273,851

TOTAL CORPORATE BONDS (cost $501,088,394)					499,984,186

FOREIGN GOVERNMENT BONDS — 1.8%
Bundesobligation (Germany),
Bonds
0.250%	04/13/18	Aaa	EUR	9,528	12,111,769
0.750%	02/24/17	Aaa	EUR	2,950	3,880,548
Bundesrepublik Deutschland (Germany),
Bonds
4.250%	07/04/18	Aaa	EUR	3,750	5,717,644
Bundesschatzanweisungen (Germany),
Bonds
0.187%(s)	06/12/15	Aaa	EUR	8,435	10,937,415
Finland Government Bond (Finland),
Sr. Unsec’d. Notes
2.750%	07/04/28	Aaa	EUR	2,050	2,773,789
3.875%	09/15/17	Aaa	EUR	1,300	1,902,502
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes, 144A
1.250%	10/19/15	Aaa		4,500	4,565,250
France Government Bond OAT (France),
Bonds
1.000%	05/25/18	Aa1	EUR	3,400	4,381,303
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
2.250%	05/15/16	Baa2	EUR	3,500	4,516,980
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44(a)	Baa1		302	268,780
Province of Ontario (Canada),
Sr. Unsec’d. Notes
0.950%	05/26/15	Aa2		300	301,911
2.700%	06/16/15	Aa2		350	363,887
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26	Aa2(d)		120	151,525

TOTAL FOREIGN GOVERNMENT BONDS (cost $52,461,857)					51,873,303

MUNICIPAL BONDS — 0.1%
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39	A1		175	212,177

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BONDS (continued)
California (continued)
State of California,
General Obligation Unlimited
7.300%	10/01/39	A1	$180	$233,788

				445,965

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds
5.600%	03/15/40	AAA(d)	150	167,219
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	325	294,681
5.647%	11/01/40	Aa3	220	244,952

				706,852

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.499%	02/15/50	A3	150	186,881

TOTAL MUNICIPAL BONDS (cost $1,301,424)				1,339,698

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.7%
ABN AMRO Mortgage Corp.,
Series 2003-9, Class A1
4.500%	08/25/18	AA+(d)	94	96,115
Alternative Loan Trust,
Series 2003-13T1, Class A10
4.000%	08/25/33	A+(d)	280	280,724
Series 2005-J6, Class 2A1
5.500%	07/25/25	Caa1	61	60,386
American Home Mortgage Assets LLC,
Series 2006-2, Class 2A1
0.394%(c)	09/25/46	Caa2	602	407,756
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.000%	07/25/18	Baa2	433	447,575
Series 2003-7, Class 2A4
5.000%	09/25/18	Ba1	370	378,206
Series 2003-11, Class 2A1
6.000%	01/25/34	Baa2	324	338,083
Series 2004-1, Class 1A1
6.000%	02/25/34	Ba1	268	274,329
Series 2004-6, Class 4A1
5.000%	07/25/19	Ba3	360	366,885
Series 2004-7, Class 3A1
6.000%	08/25/34	BBB(d)	338	341,599
Banc of America Funding Corp.,
Series 2005-7, Class 30PO, PO
7.110%(s)	11/25/35	B3	103	80,577
Series 2006-1, Class 2A1
5.500%	01/25/36	B3	54	53,526
Series 2006-3, Class 4A19
5.750%	03/25/36	B2	4	3,729
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	BBB+(d)	678	716,030

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc.,
Series 2003-3, Class 1A7
5.500%	05/25/33	AA+(d)	$650	$669,683
Series 2004-5, Class 3A3
5.000%	06/25/19	AA+(d)	361	372,564
Series 2004-C, Class 2A1
2.908%(c)	04/25/34	BBB+(d)	444	440,640
Series 2004-D, Class 2A1
2.868%(c)	05/25/34	BBB(d)	11	10,463
Series 2004-D, Class 2A2
2.868%(c)	05/25/34	BBB(d)	87	83,704
Series 2005-10, Class 1A13
5.500%	11/25/35	B2	26	25,638
Series 2005-E, Class 2A6
2.798%(c)	06/25/35	B2	126	126,622
Series 2007-3, Class 1A1
6.000%	09/25/37	D(d)	370	338,562
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
2.564%(c)	07/25/33	Baa1	251	247,370
Chase Mortgage Finance Corp.,
Series 2003-S13, Class A2
5.000%	11/25/33	A+(d)	262	273,986
Series 2006-S2, Class 1A9
6.250%	10/25/36	Caa2	430	387,897
Series 2007-A2, Class 2A1
3.028%(c)	07/25/37	B+(d)	999	989,014
Citicorp Mortgage Securities Trust,
Series 2007-5, Class 1A9
6.000%	06/25/37	Caa1	681	689,463
Citicorp Mortgage Securities, Inc.,
Series 2004-4, Class A4
5.500%	06/25/34	AA+(d)	594	619,440
Series 2006-5, Class 1A3
6.000%	10/25/36	Caa2	239	243,162
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	BBB+(d)	283	299,140
Series 2005-2, Class 2A11
5.500%	05/25/35	Ba1	314	314,656
Series 2006-4, Class 1A1
5.500%	12/25/20	B3	110	107,444
Series 2008-AR4, Class 1A1A, 144A
2.934%(c)	11/25/38	NR	467	475,676
Series 2010-8, Class 5A6, 144A
4.000%	11/25/36	NR	324	326,203
Series 2010-8, Class 6A6, 144A
4.500%	12/25/36	NR	244	250,055
Citimortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.500%	04/25/36	Caa2	580	520,215
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.250%	01/25/34	A+(d)	484	500,342
Series 2004-4, Class A13
5.250%	05/25/34	Baa3	621	628,399
Series 2004-5, Class 2A9
5.250%	05/25/34	Baa2	757	776,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-10, Class A1
5.500%	05/25/35	B2	$16	$15,485
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.656%(c)	10/25/33	Baa1	258	251,715
Series 2004-AR3, Class 6M1
1.293%(c)	04/25/34	Aa2	153	150,646
Series 2004-AR5, Class 7A2
2.660%(c)	06/25/34	B1	239	234,864
Series 2005-5, Class 1A1
5.000%	07/25/20	Caa1	292	292,261
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2005-1, Class 2A1
5.651%(c)	02/25/20	B2	52	53,962
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	Aaa	1,028	1,215,442
Series 2002-T1, Class A2
7.000%	11/25/31	Aaa	706	814,263
Series 2002-T4, Class A2
7.000%	12/25/41	Aaa	752	852,636
Series 2004-T1, Class 1A1
6.000%	01/25/44	Aaa	745	839,927
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.792%(s)	12/01/24	Aaa	436	398,921
Series 369, Class 12, IO
5.500%(c)	05/01/36	Aaa	1,785	254,588
Series 383, Class 60, IO
6.500%	10/01/37	Aaa	498	82,500
Series 417, Class C11, IO
2.500%	02/25/28	Aaa	8,368	965,440
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	Aaa	498	549,942
Series 1993-136, Class ZB
6.792%(c)	07/25/23	Aaa	340	381,491
Series 1993-141, Class Z
7.000%	08/25/23	Aaa	345	387,648
Series 1993-147, Class Z
7.000%	08/25/23	Aaa	301	341,735
Series 1994-29, Class Z
6.500%	02/25/24	Aaa	538	616,556
Series 1996-4, Class SA, IO
8.281%(c)	02/25/24	Aaa	135	25,217
Series 1997-33, Class PA
8.500%	06/18/27	Aaa	597	701,751
Series 1997-57, Class PN
5.000%	09/18/27	Aaa	365	395,947
Series 2001-16, Class Z
6.000%	05/25/31	Aaa	577	643,450
Series 2001-81, Class HE
6.500%	01/25/32	Aaa	807	899,074
Series 2002-14, Class A1
7.000%	01/25/42	Aaa	1,384	1,538,316
Series 2002-26, Class A2
7.500%	01/25/48	Aaa	681	755,045
Series 2002-82, Class PE

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.000%	12/25/32	Aaa	$909	$1,015,171
Series 2002-86, Class PG
6.000%	12/25/32	Aaa	1,550	1,755,967
Series 2002-90, Class A2
6.500%	11/25/42	Aaa	341	389,632
Series 2003-18, Class A1
6.500%	12/25/42	Aaa	538	614,357
Series 2003-21, Class OU
5.500%	03/25/33	Aaa	273	300,889
Series 2003-24, Class MZ
5.500%	04/25/33	Aaa	1,086	1,166,013
Series 2003-48, Class GH
5.500%	06/25/33	Aaa	2,960	3,289,522
Series 2003-64, Class KF
0.694%(c)	07/25/18	Aaa	336	338,591
Series 2003-81, Class FC
0.593%(c)	08/25/17	Aaa	169	169,259
Series 2003-86, Class OE
5.000%	03/25/32	Aaa	85	86,319
Series 2003-122, Class KA
4.500%	12/25/18	Aaa	44	44,680
Series 2004-36, Class SA
18.994%(c)	05/25/34	Aaa	191	258,766
Series 2004-45, Class ZL
6.000%	10/25/32	Aaa	884	987,457
Series 2004-52, Class SX, IO
6.857%(c)	09/25/32	Aaa	22	1,445
Series 2004-60, Class PA
5.500%	04/25/34	Aaa	329	356,467
Series 2004-61, Class NS, IO
7.507%(c)	08/25/34	Aaa	51	11,791
Series 2004-68, Class LC
5.000%	09/25/29	Aaa	866	918,251
Series 2004-72, Class S, IO
6.307%(c)	09/25/34	Aaa	130	25,931
Series 2004-92, Class SQ, IO
6.457%(c)	05/25/34	Aaa	89	15,755
Series 2004-101, Class HD
5.000%	01/25/20	Aaa	800	859,993
Series 2005-13, Class AS, IO
5.907%(c)	03/25/35	Aaa	56	9,424
Series 2005-14, Class ME
5.000%	10/25/33	Aaa	142	147,035
Series 2005-22, Class DA
5.500%	12/25/34	Aaa	298	328,154
Series 2005-23, Class SG, IO
6.507%(c)	04/25/35	Aaa	139	21,838
Series 2005-30, Class UG
5.000%	04/25/35	Aaa	625	689,406
Series 2005-57, Class DI, IO
6.507%(c)	03/25/35	Aaa	125	16,592
Series 2005-57, Class NK
21.183%(c)	07/25/35	Aaa	112	158,128
Series 2005-74, Class SE, IO
5.907%(c)	09/25/35	Aaa	411	73,001
Series 2005-82, Class SY, IO
6.537%(c)	09/25/35	Aaa	260	50,281
Series 2005-84, Class XM

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.750%	10/25/35	Aaa	$310	$344,890
Series 2005-87, Class PE
5.000%	12/25/33	Aaa	1,320	1,349,618
Series 2005-87, Class QZ
5.000%	10/25/35	Aaa	710	777,174
Series 2005-97, Class PO, PO
0.979%(s)	11/25/35	Aaa	1,143	1,100,207
Series 2005-102, Class PG
5.000%	11/25/35	Aaa	1,500	1,644,432
Series 2005-110, Class GL
5.500%	12/25/35	Aaa	562	641,559
Series 2006-2, Class LY
8.000%(c)	12/25/35	Aaa	59	59,941
Series 2006-3, Class SB, IO
6.507%(c)	07/25/35	Aaa	138	19,822
Series 2006-9, Class KZ
6.000%	03/25/36	Aaa	1,396	1,522,009
Series 2006-20, Class IB, IO
6.397%(c)	04/25/36	Aaa	1,131	151,138
Series 2006-23, Class NS
9.000%(c)	04/25/36	Aaa	73	77,032
Series 2006-43, Class SD, IO
6.407%(c)	06/25/36	Aaa	638	87,899
Series 2006-45, Class NW
5.500%	01/25/35	Aaa	607	624,650
Series 2006-48, Class ND
6.250%	03/25/36	Aaa	367	381,189
Series 2006-56, Class SA, IO
5.297%(c)	11/25/35	Aaa	171	22,443
Series 2006-58, Class SI, IO
6.347%(c)	07/25/36	Aaa	498	93,186
Series 2006-60, Class CO, PO
0.175%(s)	06/25/35	Aaa	472	470,213
Series 2006-65, Class TE
5.500%	05/25/35	Aaa	598	622,392
Series 2006-70, Class JI, IO
6.407%(c)	06/25/36	Aaa	171	24,771
Series 2006-72, Class XI, IO
6.307%(c)	08/25/36	Aaa	38	6,355
Series 2006-77, Class PC
6.500%	08/25/36	Aaa	692	780,452
Series 2006-106, Class CS, IO
6.397%(c)	11/25/36	Aaa	55	10,700
Series 2006-108, Class S, IO
7.007%(c)	11/25/36	Aaa	73	15,260
Series 2006-109, Class SG, IO
6.437%(c)	11/25/36	Aaa	86	18,986
Series 2006-124, Class SI, IO
6.082%(c)	01/25/37	Aaa	185	32,409
Series 2006-125, Class SA, IO
6.527%(c)	01/25/37	Aaa	190	26,886
Series 2007-23, Class BC
6.000%	02/25/36	Aaa	16	15,766
Series 2007-33, Class SD, IO
5.917%(c)	04/25/37	Aaa	419	84,637
Series 2007-37, Class SA, IO
5.927%(c)	05/25/37	Aaa	111	22,043
Series 2007-46, Class PA

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.000%	04/25/37	Aaa	$553	$616,799
Series 2007-58, Class SV, IO
6.557%(c)	06/25/37	Aaa	1,357	191,867
Series 2007-77, Class TC
5.500%	09/25/34	Aaa	174	176,068
Series 2007-88, Class MI, IO
6.327%(c)	09/25/37	Aaa	60	8,732
Series 2007-88, Class XI, IO
6.347%(c)	06/25/37	Aaa	23	3,509
Series 2007-91, Class AS, IO
6.207%(c)	10/25/37	Aaa	227	44,905
Series 2007-100, Class ND
5.750%	10/25/35	Aaa	244	254,683
Series 2007-102, Class SA, IO
6.207%(c)	11/25/37	Aaa	2,889	424,941
Series 2007-109, Class GI, IO
5.877%(c)	12/25/37	Aaa	49	9,945
Series 2008-2, Class SA, IO
6.077%(c)	02/25/38	Aaa	364	75,116
Series 2008-28, Class SQ, IO
5.887%(c)	04/25/38	Aaa	228	34,677
Series 2008-34, Class GS, IO
6.257%(c)	05/25/38	Aaa	98	11,729
Series 2008-41, Class S, IO
6.607%(c)	11/25/36	Aaa	66	12,059
Series 2008-68, Class VK
5.500%	03/25/27	Aaa	935	974,044
Series 2008-91, Class SI, IO
5.807%(c)	03/25/38	Aaa	2,550	256,548
Series 2008-92, Class SA, IO
6.257%(c)	12/25/38	Aaa	623	134,657
Series 2008-95, Class AI, IO
5.000%	12/25/23	Aaa	556	39,307
Series 2009-15, Class SA, IO
6.007%(c)	03/25/24	Aaa	818	98,594
Series 2009-62, Class WA
5.555%(c)	08/25/39	Aaa	1,593	1,753,081
Series 2009-65, Class MB
4.000%	10/25/37	Aaa	24	24,864
Series 2009-87, Class SG, IO
6.057%(c)	11/25/39	Aaa	730	117,975
Series 2009-106, Class EA
4.500%	03/25/34	Aaa	19	18,940
Series 2009-110, Class SD, IO
6.057%(c)	01/25/40	Aaa	577	103,234
Series 2009-112, Class ST, IO
6.057%(c)	01/25/40	Aaa	2,864	330,983
Series 2009-112, Class SW, IO
6.057%(c)	01/25/40	Aaa	1,883	262,749
Series 2010-10, Class NT
5.000%	02/25/40	Aaa	1,290	1,426,741
Series 2010-19, Class MV
5.000%	02/25/21	Aaa	1,009	1,100,435
Series 2010-34, Class JD
3.000%	09/25/37	Aaa	12	11,698
Series 2010-35, Class SB, IO
6.227%(c)	04/25/40	Aaa	1,097	151,679
Series 2010-43, Class CI, IO

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.500%	02/25/25	Aaa	$800	$60,231
Series 2010-49, Class SC
12.274%(c)	03/25/40	Aaa	395	473,729
Series 2010-54, Class PA
4.500%	04/25/39	Aaa	176	179,260
Series 2010-64, Class DM
5.000%	06/25/40	Aaa	655	726,317
Series 2010-79, Class NA
4.500%	05/25/36	Aaa	257	259,789
Series 2010-99, Class SD, IO
5.907%(c)	03/25/39	Aaa	336	39,118
Series 2010-102, Class S, IO
6.357%(c)	09/25/40	Aaa	166	35,704
Series 2010-107, Class PS, IO
6.437%(c)	06/25/40	Aaa	813	100,555
Series 2010-107, Class SP, IO
6.457%(c)	06/25/40	Aaa	302	37,513
Series 2010-131, Class SA, IO
6.407%(c)	11/25/40	Aaa	620	129,529
Series 2010-139, Class SA, IO
5.837%(c)	12/25/40	Aaa	901	126,711
Series 2011-8, Class AK
4.000%	09/25/35	Aaa	389	390,533
Series 2011-18, Class UA
4.000%	08/25/38	Aaa	434	446,345
Series 2011-22, Class MA
6.500%	04/25/38	Aaa	710	798,246
Series 2011-32, Class EC
4.000%	01/25/36	Aaa	70	70,511
Series 2011-39, Class ZA
6.000%	11/25/32	Aaa	1,013	1,130,163
Series 2011-40, Class LJ
4.500%	01/25/34	Aaa	36	36,761
Series 2011-52, Class GB
5.000%	06/25/41	Aaa	920	999,450
Series 2011-52, Class KB
5.500%	06/25/41	Aaa	1,535	1,732,079
Series 2011-70, Class CL
3.000%	08/25/26	Aaa	38	38,601
Series 2011-86, Class KS, IO
5.757%(c)	09/25/41	Aaa	666	80,296
Series 2011-93, Class ES, IO
6.307%(c)	09/25/41	Aaa	195	31,543
Series 2011-101, Class SC, IO
6.307%(c)	10/25/40	Aaa	388	96,003
Series 2011-118, Class CS, IO
6.307%(c)	10/25/39	Aaa	346	59,029
Series 2011-124, Class DS, IO
6.357%(c)	08/25/40	Aaa	225	46,321
Series 2011-145, Class PS, IO
6.417%(c)	04/25/30	Aaa	988	170,075
Series 2011-146, Class AI, IO
3.500%	10/25/29	Aaa	230	20,471
Series 2012-11, Class PN
4.000%	11/25/40	Aaa	22	22,101
Series 2012-14, Class LS, IO
6.307%(c)	03/25/42	Aaa	166	41,887
Series 2012-17, Class JS, IO

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.457%(c)	11/25/30	Aaa	$640	$129,508
Series 2012-24, Class S, IO
5.307%(c)	05/25/30	Aaa	241	28,165
Series 2012-30, Class MS, IO
6.257%(c)	04/25/42	Aaa	705	166,748
Series 2012-36, Class SB, IO
6.257%(c)	04/25/42	Aaa	601	157,765
Series 2012-36, Class SN, IO
6.257%(c)	04/25/42	Aaa	625	174,664
Series 2012-42, Class PS, IO
6.387%(c)	08/25/41	Aaa	294	41,588
Series 2012-58, Class SM, IO
6.307%(c)	06/25/42	Aaa	854	199,268
Series 2012-73, Class LS, IO
5.857%(c)	06/25/39	Aaa	985	185,311
Series 2012-74, Class AS, IO
5.857%(c)	03/25/39	Aaa	851	188,538
Series 2012-83, Class LS, IO
5.207%(c)	08/25/42	Aaa	487	95,714
Series 2012-115, Class DS, IO
5.907%(c)	10/25/42	Aaa	1,110	260,944
Series 2012-132, Class US
11.752%(c)	12/25/42	Aaa	357	362,538
Series 2012-137, Class SN, IO
5.907%(c)	12/25/42	Aaa	639	152,080
Series 2012-145, Class IM, IO
4.500%	01/25/43	Aaa	115	26,207
Series 2012-147, Class SA, IO
5.907%(c)	01/25/43	Aaa	377	97,925
Series 2013-2, Class S, IO
5.957%(c)	02/25/43	Aaa	579	126,898
Series 2013-4, Class AJ
3.500%	02/25/43	Aaa	1,494	1,531,164
Series 2013-5, Class EZ
2.000%	08/25/42	Aaa	180	178,909
Series 2013-14, Class ZN
1.500%	03/25/43	Aaa	200	184,533
Series 2013-29, Class QZ
4.000%	04/25/43	Aaa	237	233,328
Series 2013-33, Class DZ
3.500%	08/25/42	Aaa	73	69,578
Series 2013-33, Class YZ
3.000%	04/25/43	Aaa	115	105,435
Series 2013-M7, Class A2
2.280%	01/25/23	Aaa	1,465	1,362,870
Series G93-17, Class S, IO
8.781%(c)	04/25/23	Aaa	470	100,622
FanniTe Mae REMICS Trust,
Series 2003-W10, Class 3A5
4.299%	06/25/43	Aaa	2,046	2,199,543
Series 2004-W12, Class 1A2
6.500%	07/25/44	Aaa	1,380	1,569,079
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	Aaa	620	697,757
Series 2001-W3, Class A
7.000%(c)	09/25/41	Aaa	694	795,374
Series 2002-W6, Class 2A1

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
6.547%(c)	06/25/42	Aaa	$376	$425,816
Series 2003-W2, Class 2A9
5.900%	07/25/42	Aaa	243	275,267
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	557	597,746
Series 2003-W6, Class 1A41
5.398%	10/25/42	Aaa	1,938	2,064,211
Series 2003-W6, Class 3A
6.500%	09/25/42	Aaa	465	518,854
Series 2003-W12, Class 2A7
4.680%	06/25/43	Aaa	552	599,516
Series 2004-W2, Class 2A2
7.000%	02/25/44	Aaa	543	631,929
Series 2004-W2, Class 5A
7.500%	03/25/44	Aaa	639	751,696
Series 2004-W6, Class 3A4
6.500%	07/25/34	Aaa	1,099	1,195,326
Series 2004-W8, Class 2A
6.500%	06/25/44	Aaa	621	718,846
Series 2004-W11, Class 1A1
6.000%	05/25/44	Aaa	2,285	2,701,704
Series 2005-W1, Class 1A2
6.500%	10/25/44	Aaa	489	573,613
Series 2005-W4, Class 1A1
6.000%	08/25/35	Aaa	412	465,151
Series 2007-W7, Class 2A2, IO
6.337%(c)	07/25/37	Aaa	103	23,815
Series 2007-W10, Class 2A
6.275%(c)	08/25/47	Aaa	644	730,736
Series 2009-W1, Class A2
6.000%	12/25/49	Aaa	1,176	1,353,370
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	Aaa	962	1,124,190
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	Aaa	613	682,218
First Horizon Mortgage Pass-Through Trust,
Series 2003-7, Class 2A1
4.500%	09/25/18	A1	74	76,000
Series 2003-AR3, Class 3A1
2.565%(c)	09/25/33	A+(d)	928	905,901
Series 2005-6, Class 1A1
5.500%	11/25/35	BB+(d)	4	4,018
Freddie Mac REMICS,
Series 1049, Class S
38.306%(c)	02/15/21	Aaa	17	33,774
Series 1621, Class J
6.400%	11/15/23	Aaa	182	203,001
Series 1630, Class PK
6.000%	11/15/23	Aaa	501	569,144
Series 1675, Class KZ
6.500%	02/15/24	Aaa	450	500,188
Series 1680, Class PK
6.500%	02/15/24	Aaa	542	602,067
Series 1695, Class EB
7.000%	03/15/24	Aaa	618	704,530
Series 1980, Class Z

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
7.000%	07/15/27	Aaa	$661	$757,272
Series 2013-27, Class UZ
3.000%	04/25/43	Aaa	466	423,854
Series 2013-31, Class NZ
3.000%	04/25/43	Aaa	202	183,021
Series 2353, Class KZ
6.500%	09/15/31	Aaa	775	869,843
Series 2378, Class PE
5.500%	11/15/16	Aaa	240	254,660
Series 2515, Class GP
5.500%	03/15/32	Aaa	7	6,578
Series 2535, Class AW
5.500%	12/15/32	Aaa	423	467,175
Series 2557, Class HL
5.300%	01/15/33	Aaa	2,101	2,276,524
Series 2595, Class DC
5.000%	04/15/23	Aaa	1,295	1,435,923
Series 2595, Class GC
5.500%	04/15/23	Aaa	554	610,840
Series 2600, Class MD
5.500%	06/15/32	Aaa	119	121,473
Series 2611, Class TM
10.000%(c)	05/15/33	Aaa	113	117,184
Series 2626, Class JC
5.000%	06/15/23	Aaa	1,605	1,773,736
Series 2628, Class AB
4.500%	06/15/18	Aaa	237	251,289
Series 2630, Class FL
0.693%(c)	06/15/18	Aaa	264	265,985
Series 2643, Class SA
44.249%(c)	03/15/32	Aaa	77	156,735
Series 2649, Class VB
5.500%	10/15/22	Aaa	433	441,351
Series 2661, Class FG
0.643%(c)	03/15/17	Aaa	123	122,993
Series 2684, Class PO, PO
0.864%(s)	01/15/33	Aaa	388	384,442
Series 2691, Class VU
5.500%	08/15/23	Aaa	1,000	1,043,184
Series 2694, Class QH
4.500%	03/15/32	Aaa	66	66,999
Series 2707, Class KJ
5.000%	11/15/18	Aaa	102	106,774
Series 2764, Class UG
5.000%	03/15/34	Aaa	1,360	1,500,506
Series 2793, Class PD
5.000%	12/15/32	Aaa	708	726,633
Series 2832, Class PE
5.500%	01/15/33	Aaa	182	185,289
Series 2862, Class GB
5.000%	09/15/24	Aaa	578	626,325
Series 2864, Class NB
5.500%	07/15/33	Aaa	1,235	1,364,971
Series 2885, Class LZ
6.000%	11/15/34	Aaa	1,036	1,211,108
Series 2893, Class PE
5.000%	11/15/34	Aaa	915	1,001,992
Series 2901, Class VU

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
5.000%	06/15/18	Aaa	$1,070	$1,114,981
Series 2906, Class SW, IO
6.508%(c)	11/15/34	Aaa	73	4,381
Series 2922, Class SU
13.915%(c)	02/15/35	Aaa	155	192,479
Series 2980, Class QA
6.000%	05/15/35	Aaa	1,093	1,214,118
Series 2990, Class SR, IO
6.458%(c)	03/15/35	Aaa	2,115	306,605
Series 3005, Class ED
5.000%	07/15/25	Aaa	1,079	1,188,603
Series 3017, Class OC, PO
1.187%(s)	08/15/25	Aaa	469	453,534
Series 3045, Class DI, IO
6.538%(c)	10/15/35	Aaa	656	115,247
Series 3080, Class VB
5.000%	06/15/25	Aaa	1,000	1,031,661
Series 3126, Class AO, PO
2.420%(s)	03/15/36	Aaa	580	528,799
Series 3155, Class PS, IO
6.958%(c)	05/15/36	Aaa	228	38,253
Series 3171, Class OJ, PO
1.170%(s)	06/15/36	Aaa	17	14,562
Series 3187, Class Z
5.000%	07/15/36	Aaa	1,921	2,088,043
Series 3201, Class IN, IO
6.058%(c)	08/15/36	Aaa	2,286	244,828
Series 3218, Class AS, IO
6.388%(c)	09/15/36	Aaa	77	13,084
Series 3218, Class HS, IO
7.008%(c)	09/15/26	Aaa	1,201	197,080
Series 3219, Class OD
6.000%	06/15/33	Aaa	103	103,369
Series 3236, Class IS, IO
6.458%(c)	11/15/36	Aaa	109	19,597
Series 3237, Class BO, PO
1.842%(s)	11/15/36	Aaa	656	547,203
Series 3240, Class S, IO
6.428%(c)	11/15/36	Aaa	250	49,023
Series 3244, Class SB, IO
6.468%(c)	11/15/36	Aaa	78	16,190
Series 3279, Class SD, IO
6.238%(c)	02/15/37	Aaa	23	3,049
Series 3306, Class TB
2.943%(c)	04/15/37	Aaa	71	70,152
Series 3306, Class TC
2.403%(c)	04/15/37	Aaa	62	60,844
Series 3370, Class SH, IO
6.258%(c)	10/15/37	Aaa	35	5,731
Series 3383, Class KB
5.500%	11/15/27	Aaa	1,140	1,311,511
Series 3385, Class SN, IO
5.808%(c)	11/15/37	Aaa	547	70,483
Series 3387, Class SB, IO
6.228%(c)	11/15/37	Aaa	213	27,269
Series 3405, Class PE
5.000%	01/15/38	Aaa	975	1,076,542
Series 3564, Class JA

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.000%	01/15/18	Aaa	$282	$295,764
Series 3593, Class SL, IO
6.208%(c)	11/15/24	Aaa	1,191	147,070
Series 3605, Class NC
5.500%	06/15/37	Aaa	955	1,098,844
Series 3609, Class SA, IO
6.148%(c)	12/15/39	Aaa	2,009	322,107
Series 3628, Class A
5.000%	06/15/38	Aaa	192	197,449
Series 3648, Class CY
4.500%	03/15/30	Aaa	1,400	1,511,411
Series 3656, Class LV
5.000%	05/15/21	Aaa	1,359	1,446,975
Series 3662, Class PJ
5.000%	04/15/40	Aaa	1,390	1,538,989
Series 3673, Class SA, IO
6.228%(c)	05/15/40	Aaa	77	8,558
Series 3677, Class PB
4.500%	05/15/40	Aaa	2,045	2,224,017
Series 3688, Class GT
7.178%(c)	11/15/46	Aaa	524	632,953
Series 3692, Class PS, IO
6.408%(c)	05/15/38	Aaa	173	20,416
Series 3737, Class LI, IO
4.500%	05/15/24	Aaa	372	29,613
Series 3739, Class MC
4.000%	11/15/38	Aaa	1,270	1,315,637
Series 3740, Class SB, IO
5.808%(c)	10/15/40	Aaa	1,086	197,211
Series 3747, Class HI, IO
4.500%	07/15/37	Aaa	1,051	99,055
Series 3751, Class MI, IO
4.000%	02/15/34	Aaa	172	2,504
Series 3762, Class JS, IO
6.508%(c)	04/15/35	Aaa	125	9,527
Series 3784, Class S, IO
6.408%(c)	07/15/23	Aaa	1,882	230,705
Series 3819, Class SH, IO
6.278%(c)	06/15/40	Aaa	315	49,245
Series 3827, Class H
4.000%	09/15/37	Aaa	184	187,335
Series 3835, Class KA
4.000%	05/15/37	Aaa	240	245,819
Series 3845, Class KP
4.000%	04/15/38	Aaa	243	246,093
Series 3852, Class QN
5.500%(c)	05/15/41	Aaa	738	754,172
Series 3852, Class TP
5.500%(c)	05/15/41	Aaa	829	869,094
Series 3855, Class HI, IO
4.000%	02/15/26	Aaa	1,987	196,692
Series 3859, Class JB
5.000%	05/15/41	Aaa	1,350	1,487,962
Series 3877, Class EL
4.000%	08/15/38	Aaa	169	171,521
Series 3877, Class EM
4.000%	08/15/38	Aaa	42	42,178
Series 3884, Class AD

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
4.000%	08/15/38	Aaa	$334	$339,390
Series 3907, Class ST, IO
6.308%(c)	08/15/41	Aaa	431	96,728
Series 3919, Class SA, IO
6.308%(c)	09/15/41	Aaa	486	99,946
Series 3939, Class JA
4.000%	12/15/37	Aaa	64	64,817
Series 3960, Class SJ, IO
6.458%(c)	08/15/40	Aaa	165	40,069
Series 3973, Class SG, IO
6.458%(c)	04/15/30	Aaa	347	41,441
Series 3976, Class AI, IO
3.500%	08/15/29	Aaa	105	10,542
Series 3984, Class NS, IO
6.408%(c)	01/15/40	Aaa	289	45,214
Series 3989, Class SJ, IO
5.758%(c)	01/15/42	Aaa	387	81,434
Series 3997, Class HS, IO
6.358%(c)	03/15/38	Aaa	580	117,669
Series 4001, Class SD, IO
7.008%(c)	02/15/36	Aaa	191	41,978
Series 4002, Class DI, IO
3.500%	03/15/30	Aaa	207	19,336
Series 4010, Class JS, IO
6.408%(c)	03/15/32	Aaa	124	22,370
Series 4019, Class SC, IO
6.244%(c)	03/15/42	Aaa	859	217,584
Series 4027, Class SW, IO
5.728%(c)	04/15/42	Aaa	590	118,594
Series 4030, Class IL, IO
3.500%	04/15/27	Aaa	7,064	924,393
Series 4047, Class SC, IO
6.508%(c)	04/15/31	Aaa	455	86,673
Series 4055, Class BI, IO
3.500%	05/15/31	Aaa	450	56,175
Series 4057, Class SA, IO
5.858%(c)	04/15/39	Aaa	3,163	646,533
Series 4059, Class SP, IO
6.358%(c)	06/15/42	Aaa	1,477	311,529
Series 4061, Class HS, IO
6.508%(c)	08/15/31	Aaa	270	62,690
Series 4061, Class SA, IO
6.358%(c)	06/15/42	Aaa	662	138,798
Series 4066, Class BI, IO
3.500%	01/15/32	Aaa	296	41,419
Series 4070, Class S, IO
5.908%(c)	06/15/32	Aaa	885	166,133
Series 4077, Class SM, IO
6.508%(c)	08/15/40	Aaa	181	37,266
Series 4080, Class SA, IO
5.808%(c)	07/15/42	Aaa	244	54,807
Series 4084, Class GS, IO
5.847%(c)	04/15/39	Aaa	1,353	271,812
Series 4086, Class TS, IO
5.908%(c)	04/15/37	Aaa	489	73,376
Series 4097, Class SL, IO
5.958%(c)	06/15/41	Aaa	471	85,221
Series 4100, Class KJ

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
3.500%	08/15/42	Aaa	$36	$35,965
Series 4104, Class SC, IO
5.858%(c)	09/15/42	Aaa	319	66,848
Series 4119, Class SC, IO
5.944%(c)	10/15/42	Aaa	1,102	229,568
Series 4152, Class SG, IO
6.308%(c)	02/15/42	Aaa	1,229	309,783
Series 4165, Class ZA
3.500%	02/15/43	Aaa	56	55,920
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	Aaa	1,700	1,750,960
Series 304, Class C32, IO
3.000%	12/15/27	Aaa	5,021	551,720
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	A+(d)	317	327,150
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO
6.808%(c)	06/16/32	Aaa	1,060	230,209
Series 2002-84, Class PH
6.000%	11/16/32	Aaa	1,665	1,879,037
Series 2003-25, Class PZ
5.500%	04/20/33	Aaa	1,048	1,174,529
Series 2003-28, Class TG
5.500%	05/20/32	Aaa	46	46,425
Series 2003-58, Class PC
5.000%	07/20/33	Aaa	1,793	2,032,694
Series 2003-86, Class ZC
4.500%	10/20/33	Aaa	905	959,870
Series 2004-19, Class KE
5.000%	03/16/34	Aaa	1,460	1,646,792
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	Aaa	9,978	197,655
Series 2004-30, Class UC
5.500%	02/20/34	Aaa	1,240	1,353,268
Series 2004-86, Class SP, IO
5.908%(c)	09/20/34	Aaa	1,918	251,201
Series 2004-88, Class ES, IO
5.908%(c)	06/17/34	Aaa	1,991	279,657
Series 2005-7, Class NL, IO
6.558%(c)	03/17/33	Aaa	25	3,309
Series 2005-30, Class WD
6.000%	07/20/33	Aaa	800	880,472
Series 2006-23, Class S, IO
6.308%(c)	01/20/36	Aaa	1,768	217,361
Series 2006-26, Class S, IO
6.308%(c)	06/20/36	Aaa	1,394	199,166
Series 2006-38, Class SG, IO
6.458%(c)	09/20/33	Aaa	1,891	126,769
Series 2007-16, Class KU, IO
6.458%(c)	04/20/37	Aaa	1,699	265,220
Series 2007-24, Class SA, IO
6.318%(c)	05/20/37	Aaa	3,489	535,027
Series 2007-35, Class TE
6.000%	06/20/37	Aaa	1,660	1,912,131
Series 2007-53, Class GB
5.500%	10/20/33	Aaa	129	131,708

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-58, Class SD, IO
6.298%(c)	10/20/37	Aaa	$2,111	$311,631
Series 2007-59, Class SP, IO
6.478%(c)	04/20/37	Aaa	1,716	234,095
Series 2008-36, Class AY
5.000%	04/16/23	Aaa	530	599,842
Series 2008-47, Class ML
5.250%	06/16/38	Aaa	760	850,635
Series 2008-62, Class SA, IO
5.958%(c)	07/20/38	Aaa	992	137,414
Series 2008-73, Class SK, IO
6.548%(c)	08/20/38	Aaa	2,101	313,944
Series 2008-79, Class SA, IO
7.358%(c)	09/20/38	Aaa	1,135	215,075
Series 2009-6, Class CI, IO
6.500%	11/16/38	Aaa	583	85,433
Series 2009-16, Class SJ, IO
6.608%(c)	05/20/37	Aaa	2,229	372,731
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	Aaa	5,681	133,026
Series 2009-41, Class GS, IO
5.858%(c)	06/16/39	Aaa	104	15,948
Series 2009-65, Class LB
6.000%	07/16/39	Aaa	505	560,487
Series 2009-77, Class CS, IO
6.808%(c)	06/16/38	Aaa	2,775	453,415
Series 2009-81, Class A
5.750%	09/20/36	Aaa	563	628,128
Series 2009-83, Class TS, IO
5.908%(c)	08/20/39	Aaa	1,064	141,452
Series 2009-106, Class ST, IO
5.808%(c)	02/20/38	Aaa	1,794	244,790
Series 2009-106, Class XL, IO
6.558%(c)	06/20/37	Aaa	1,798	252,636
Series 2009-118, Class XU
5.000%	12/20/20	Aaa	772	860,402
Series 2009-127, Class IA, IO
3.050%(c)	09/20/38	Aaa	9,344	103,066
Series 2010-4, Class SB, IO
6.308%(c)	08/16/39	Aaa	2,591	301,982
Series 2010-14, Class AO, PO
2.725%(s)	12/20/32	Aaa	211	196,930
Series 2010-14, Class DO, PO
1.638%(s)	03/20/36	Aaa	252	248,059
Series 2010-14, Class EO, PO
0.053%(s)	06/16/33	Aaa	28	28,110
Series 2010-14, Class QP
6.000%	12/20/39	Aaa	316	344,133
Series 2010-31, Class SK, IO
5.908%(c)	11/20/34	Aaa	969	132,843
Series 2010-85, Class ID, IO
6.000%	09/20/39	Aaa	1,540	248,910
Series 2010-157, Class OP, PO
3.789%(s)	12/20/40	Aaa	1,188	957,884
Series 2011-75, Class GP
4.000%	05/20/41	Aaa	1,848	1,947,103
Series 2012-93, Class MS, IO
6.458%(c)	07/20/42	Aaa	130	22,172

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2012-H31, Class FD
0.538%(c)	12/20/62	Aaa	$1,769	$1,755,287
Series 2013-H04, Class BA
1.650%	02/20/63	Aaa	1,591	1,550,818
Series 2013-H05, Class FB
0.598%(c)	02/20/62	Aaa	1,539	1,536,187
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.503%(c)	10/25/45	Caa3	519	372,105
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.250%	06/25/33	AA+(d)	460	458,257
Series 2004-6F, Class 2A4
5.500%	05/25/34	A+(d)	479	507,200
Series 2004-11, Class 1A1
2.943%(c)	09/25/34	Ba3	211	192,744
Series 2006-3F, Class 2A7
5.750%	03/25/36	CC(d)	238	231,395
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
0.743%(c)	09/25/34	A1	860	842,622
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	Ba2	496	515,446
Series 2005-S2, Class 1A1
4.500%	08/25/20	A+(d)	30	29,851
Series 2005-S2, Class 4A3
5.500%	09/25/20	CC(d)	176	186,426
Series 2006-A2, Class 5A1
2.888%(c)	11/25/33	A2	149	146,380
Series 2006-A2, Class 5A3
2.888%(c)	11/25/33	Ba3	564	561,722
Series 2007-A1, Class 5A5
3.005%(c)	07/25/35	Ba3	279	281,800
JPMorgan Resecuritization Trust,
Series 2010-4, Class 7A1, 144A
1.865%(c)	08/26/35	AAA(d)	272	270,593
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	D(d)	69	69,111
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.717%(c)	08/25/34	Baa3	440	434,681
Series 2004-13, Class 3A7
2.625%(c)	11/21/34	A2	524	534,415
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	A+(d)	231	244,337
Series 2003-9, Class 5A1
4.500%	12/25/18	AA+(d)	497	510,905
Series 2004-1, Class 4A1
5.500%	02/25/34	A+(d)	202	211,434
Series 2004-3, Class 2A1
6.250%	04/25/34	A2	515	525,662
Series 2005-5, Class 3A1
5.750%	08/25/35	Caa3	143	127,100

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	A+(d)	$1,622	$1,695,001
Series 2004-6, Class 3A1
5.250%	07/25/19	BB(d)	391	401,933
Series 2004-6, Class 4A1
5.000%	07/25/19	BB(d)	354	367,583
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	Baa1	379	399,020
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1
0.833%(c)	10/25/28	A1	1,217	1,191,999
Series 2004-B, Class A1
0.693%(c)	05/25/29	A3	889	844,078
MLCC Mortgage Investors, Inc.,
Series 2004-HB1, Class A3
2.249%(c)	04/25/29	Ba3	297	286,802
Morgan Stanley Dean Witter Capital I, Inc., Trust,
Series 2003-HYB1, Class A3
1.807%(c)	03/25/33	Ba3	635	588,892
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.602%(c)	09/25/34	Ba1	442	437,545
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA
1.000%	01/01/42	Aaa	1,029	1,017,024
PHH Mortgage Capital LLC,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	A3	589	587,804
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	Baa1	322	334,262
Series 2004-CL1, Class 1A1
6.000%	02/25/34	AA+(d)	542	594,391
RAAC,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	Ba3	567	578,243
Residential Accredit Loans, Inc.,
Series 2003-QS16, Class A1
5.000%	08/25/18	Ba3	150	154,005
Series 2003-QS20, Class A1
5.000%	11/25/18	Ba1	96	99,392
Series 2004-QS3, Class CB
5.000%	03/25/19	Baa3	385	400,665
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.631%(c)	12/25/34	Ba1	313	310,744
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33	AA-(d)	315	318,967
Series 2006-S9, Class A1
6.250%	09/25/36	Caa2	188	171,121
Series 2006-S12, Class 2A2
6.000%	12/25/36	Caa1	213	213,301
Sequoia Mortgage Trust,
Series 2004-8, Class A2
0.833%(c)	09/20/34	Ba1	545	524,326
Series 2013-4, Class A1

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.325%(c)	04/25/43	Aaa	$234	$214,125
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class B1, 144A
6.000%(c)	09/25/57	BBB(d)	350	368,090
Series 2012-2A, Class A, 144A
2.220%(c)	10/25/57	AAA(d)	676	673,300
Series 2012-2A, Class B1, 144A
6.000%(c)	10/25/57	BB(d)	250	250,145
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	AAA(d)	303	304,398
Series 2012-3A, Class M3, 144A
4.440%(c)	12/25/59	A-(d)	101	104,979
Series 2012-3A, Class M4, 144A
5.300%(c)	12/25/59	BBB(d)	79	82,119
Series 2013-1A, Class A, 144A
1.270%(c)	06/25/58	AAA	880	857,920
Series 2013-1A, Class M3, 144A
3.790%(c)	06/25/58	A-(d)	159	165,710
Series 2013-1A, Class M4, 144A
4.440%(c)	06/25/58	BBB(d)	100	103,929
Series 2013-1A, Class B1, 144A
5.580%(c)	06/25/58	BB(d)	100	102,675
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.876%(c)	06/25/34	Ba1	334	334,742
Series 2004-9XS, Class A
0.563%(c)	07/25/34	Ba1	2,076	1,967,432
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A1
0.892%(c)	03/19/34	A3	1,670	1,600,905
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.721%(c)	06/25/33	Baa1	172	169,618
Series 2003-26A, Class 3A5
2.570%(c)	09/25/33	Ba2	765	734,726
Series 2003-29, Class 1A1
4.750%	09/25/18	AA+(d)	274	280,711
Series 2004-7, Class 2A1
0.353%(c)	05/25/24	Ba2	335	347,487
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.933%(c)	09/25/44	Baa3	893	846,483
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	NR	408	468,147
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-S1, Class A5
5.500%	04/25/33	AA+(d)	468	485,224
Series 2003-AR4, Class A7
2.378%(c)	05/25/33	A1	367	368,509
Series 2004-S3, Class 3A2
6.000%	07/25/34	A3	514	531,337
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-F, Class A1
2.490%(c)	06/25/33	BB+(d)	255	254,691
Series 2004-B, Class A1
4.954%(c)	02/25/34	Ba1	114	113,393
Series 2004-EE, Class 2A2

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
2.624%(c)	12/25/34	Baa2	$626	$632,698
Series 2004-O, Class A1
4.937%(c)	08/25/34	Ba3	466	473,207
Series 2005-16, Class A8
5.750%	01/25/36	Baa3	72	74,143
Series 2005-16, Class A16
5.750%	01/25/36	B1	58	57,498
Series 2005-AR9, Class 3A1
2.653%(c)	06/25/34	B1	471	466,527
Series 2006-3, Class A9
5.500%	03/25/36	B2	159	158,813
Series 2006-11, Class A8
6.000%	09/25/36	Caa2	183	176,465
Series 2006-17, Class A1
5.500%	11/25/21	B2	108	109,636
Series 2007-3, Class 3A1
5.500%	04/25/22	Ba3	32	33,002
Series 2007-8, Class 2A8
6.000%	07/25/37	Caa1	351	338,641
Series 2007-11, Class A85
6.000%	08/25/37	Caa1	428	423,760
Series 2007-11, Class A96
6.000%	08/25/37	Caa1	51	49,812

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $214,059,104)				217,539,210

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.4%
Fannie Mae Principal Strip, MTN, PO
4.030%(s)	05/15/30		1,750	892,493
Federal Home Loan Mortgage Corp.
2.314%(c)	10/01/36		187	198,702
3.500%	09/01/32-04/01/33		7,903	8,226,111
4.000%	02/01/26-10/01/42		5,070	5,332,525
5.000%	11/01/23		1,027	1,088,546
5.500%	12/01/24-06/01/35		3,936	4,222,295
6.000%	12/01/23-12/01/36		2,815	3,077,284
6.500%	10/01/22-05/01/37		2,782	3,083,215
7.000%	09/01/36-11/01/37		2,064	2,356,417
8.000%	02/01/38		191	225,086
Federal National Mortgage Assoc.
0.578%(s)	07/05/14		2,800	2,783,662
1.400%	07/01/17		1,460	1,459,492
1.426%(s)	06/01/17		1,675	1,584,290
1.735%	05/01/20		1,820	1,721,135
1.770%	02/01/20		2,578	2,534,461
2.010%	06/01/20		2,000	2,000,000
2.140%	04/01/19		1,700	1,711,828
2.330%	01/01/23		1,960	1,846,475
2.340%	12/01/22		2,332	2,213,548
2.350%	05/01/23		1,493	1,412,225
2.370%	12/01/22		1,595	1,511,157
2.390%	12/01/22		2,130	2,032,728
2.490%	10/01/17		965	999,379
2.520%	05/01/23		2,000	1,875,701
2.570%	03/01/23		1,975	1,902,138

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.666%	12/01/22	$1,780	$1,738,867
2.710%	10/01/22	2,264	2,321,483
2.750%	03/01/22	1,313	1,332,753
2.960%	04/01/22	1,962	1,961,341
3.030%	12/01/21	1,788	1,800,928
3.380%	01/01/18	1,430	1,528,417
3.416%	10/01/20	1,206	1,268,772
3.500%	07/01/32-06/01/43	14,430	14,569,638
3.590%	10/01/20	1,400	1,473,887
3.738%	06/01/18	1,716	1,875,840
3.810%	01/01/19	1,313	1,408,465
4.000%	07/01/42-06/01/43	4,762	4,912,440
4.000%	TBA	8,868	9,218,909
4.010%	08/01/21	1,729	1,873,428
4.340%	04/01/20	1,854	2,050,845
4.506%	06/01/19	2,530	2,773,395
5.000%	12/01/19-10/01/39	6,120	6,615,516
5.500%	01/01/19-09/01/38	3,609	3,905,729
6.000%	09/01/19-08/01/37	8,163	8,966,863
6.287%(c)	09/01/37	206	220,660
6.500%	09/01/22-10/01/38	2,694	2,988,514
7.000%	05/01/17-04/01/37	440	486,804
8.000%	12/01/36	1,761	1,996,850
Financing Corp. FICO Strip, PO
2.171%(s)	04/05/19	1,500	1,324,491
FUNDUS
2.180%	06/25/20	1,925	1,897,338
Government National Mortgage Assoc.
6.000%	09/20/36-03/20/41	1,860	2,036,277
6.500%	10/15/23-12/20/40	4,291	4,883,088
7.000%	10/20/38-12/20/38	905	1,035,249
7.500%	01/20/35	414	491,958
8.000%	05/20/32	1,102	1,253,281
Residual Funding Corp., PO
2.246%(s)	07/15/20	2,400	2,050,766
Tennessee Valley Authority
4.875%	01/15/48	885	936,907
5.880%	04/01/36	3,430	4,253,022
Tennessee Valley Authority Principal Strip
4.332%(s)	06/15/35	1,260	491,636

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $156,298,487)			154,235,250

U.S. TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Bonds
1.750%	05/15/23(a)	1,285	1,203,482
3.000%	05/15/42	55	50,136
3.125%	02/15/43	2,590	2,417,604
3.125%	05/15/21(k)	90	96,645
4.500%	11/15/15-02/15/36	6,100	6,783,689
8.125%	05/15/21	5,000	7,221,875
U.S. Treasury Notes
0.250%	01/31/14(k)	10,305	10,312,646
0.625%	04/30/18	360	347,906
0.875%	07/31/19	3,350	3,190,875
1.000%	05/31/18-06/30/19	8,100	7,792,594
1.625%	08/15/22-11/15/22	12,597	11,817,667
4.250%	11/15/17(a)	5,000	5,656,250
8.750%	08/15/20	7,500	10,945,313

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Strip Coupon
0.312%(s)	02/15/15(a)	$3,000	$2,984,817
0.743%(s)	08/15/16	15,000	14,656,215
0.786%(s)	11/15/17(a)	5,000	4,740,535
0.889%(s)	02/15/18(a)	5,000	4,703,915
1.128%(s)	08/15/17	5,000	4,773,160
1.482%(s)	08/15/18(a)	8,500	7,880,444
1.763%(s)	08/15/19(a)	10,390	9,330,802
1.834%(s)	11/15/19(a)	10,000	8,901,500
1.906%(s)	02/15/20(a)	10,200	8,995,278
1.977%(s)	05/15/20	10,099	8,821,618
2.038%(s)	08/15/20(a)	6,500	5,625,529
2.091%(s)	11/15/20(a)	3,270	2,804,888
2.179%(s)	02/15/21(a)	28,110	23,827,976
3.185%(s)	11/15/26	1,800	1,179,517
3.286%(s)	11/15/27(a)	3,000	1,877,814
3.370%(s)	11/15/28	3,000	1,794,513
3.389%(s)	02/15/29(a)	6,460	3,820,560
3.428%(s)	11/15/29(a)	3,000	1,719,387
3.438%(s)	02/15/30(a)	4,000	2,269,212

TOTAL U.S. TREASURY OBLIGATIONS (cost $188,006,258)			188,544,362

TOTAL LONG-TERM INVESTMENTS (cost $2,413,601,387)			2,567,958,551

		Shares
SHORT-TERM INVESTMENTS — 17.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 17.5%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $493,778,234; includes $198,255,347 of cash collateral for securities on loan)(b)(w)(Note 4)		493,778,234	493,778,234

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills
0.060%	11/14/13	$30	$29,993
0.065%	11/14/13(k)	215	214,947
0.066%	11/14/13	250	249,939
0.084%	08/15/13(k)	115	114,993

TOTAL U.S. TREASURY OBLIGATIONS (cost $609,866)			609,872

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Put Options
Interest Rate Swap Options,
Pay a fixed rate of 2.95% and receive a floating rate based on 3-month LIBOR, expiring 07/05/14	Citigroup Global Markets	66	25,751
Pay a fixed rate of 3.63% and receive a floating rate based on 3-month LIBOR, expiring 07/05/14	Citigroup Global Markets	35	20,245
Pay a fixed rate of 2.85% and receive a floating rate based on 3-month LIBOR, expiring 07/10/14	Morgan Stanley	73	31,750
Pay a fixed rate of 3.55% and receive a floating rate based on 3-month LIBOR, expiring 07/10/14	Deutsche Bank	25	15,915

TOTAL OPTIONS PURCHASED (cost $61,074)			93,661

TOTAL SHORT-TERM INVESTMENTS (cost $494,449,174)			494,481,767

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 108.1% (cost $2,908,050,561)			3,062,440,318

SECURITIES SOLD SHORT — (5.4)%
COMMON STOCKS — (5.1)%	Shares
Advertising — (0.1)%
Interpublic Group of Cos., Inc. (The)	35,945	(523,000)
Omnicom Group, Inc.	30,202	(1,898,800)

		(2,421,800)

Aerospace & Defense — (0.2)%
Boeing Co. (The)	11,558	(1,184,002)

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Aerospace & Defense (continued)
Lockheed Martin Corp.	18,764	$(2,035,143)
Raytheon Co.	16,679	(1,102,815)

		(4,321,960)

Agriculture — (0.1)%
Altria Group, Inc.	54,112	(1,893,379)

Auto Parts & Equipment
Autoliv, Inc.	6,382	(493,903)

Automobile Manufacturers — (0.1)%
Ford Motor Co.	93,639	(1,448,595)

Banks — (0.2)%
Bank of Hawaii Corp.	23,704	(1,192,785)
Bank of New York Mellon Corp. (The)	10,550	(295,928)
Cullen/Frost Bankers, Inc.	17,307	(1,155,588)
Fifth Third Bancorp	26,512	(478,542)
Northern Trust Corp.	10,507	(608,355)
Prosperity Bancshares, Inc.	6,712	(347,614)
Trustmark Corp.	12,361	(303,833)
U.S. Bancorp	14,680	(530,682)

		(4,913,327)

Beverages
Brown-Forman Corp. (Class B Stock)	13,148	(888,147)

Biotechnology
Amgen, Inc.	11,772	(1,161,426)
United Therapeutics Corp.*	3,379	(222,406)

		(1,383,832)

Chemicals — (0.2)%
Cabot Corp.	9,552	(357,436)
E.I. du Pont de Nemours & Co.	7,300	(383,250)
Ecolab, Inc.	8,385	(714,318)
OM Group, Inc.*	23,129	(715,149)
PPG Industries, Inc.	2,270	(332,351)
Praxair, Inc.	15,852	(1,825,516)
Sherwin-Williams Co. (The)	1,718	(303,399)
Sigma-Aldrich Corp.	11,024	(885,889)
Valspar Corp. (The)	10,978	(709,947)

		(6,227,255)

Coal
CONSOL Energy, Inc.	17,878	(484,494)

Commercial Banks — (0.1)%
BancorpSouth, Inc.	22,521	(398,622)
Commerce Bancshares, Inc.	18,720	(815,443)
First Horizon National Corp.	34,903	(390,914)
UMB Financial Corp.	22,175	(1,234,482)

		(2,839,461)

Commercial Services — (0.1)%
Automatic Data Processing, Inc.	9,158	(630,620)
Paychex, Inc.	21,854	(798,108)
SAIC, Inc.	30,036	(418,401)
Total System Services, Inc.	11,614	(284,311)
Vantiv, Inc. (Class A Stock)*	12,343	(340,667)

		(2,472,107)

Computers — (0.1)%
International Business Machines Corp.	12,730	(2,432,830)

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Computers (continued)
Seagate Technology PLC (Ireland)	9,775	$(438,213)
Western Digital Corp.	5,784	(359,129)

		(3,230,172)

Cosmetics/Personal Care
Estee Lauder Cos., Inc. (The) (Class A Stock)	20,104	(1,322,240)

Distribution/Wholesale
Fastenal Co.	24,975	(1,145,104)

Diversified Financial Services — (0.1)%
BlackRock, Inc.	1,968	(505,481)
Discover Financial Services	7,254	(345,581)
Federated Investors, Inc. (Class B Stock)	10,290	(282,049)
Franklin Resources, Inc.	7,134	(970,367)
T. Rowe Price Group, Inc.	10,204	(746,423)

		(2,849,901)

Diversified Machinery — (0.1)%
Rockwell Automation, Inc.	18,194	(1,512,649)

Diversified Manufacturing — (0.2)%
Danaher Corp.	14,595	(923,864)
Dover Corp.	15,419	(1,197,440)
General Electric Co.	91,131	(2,113,328)
Illinois Tool Works, Inc.	18,974	(1,312,432)
Textron, Inc.	15,146	(394,553)

		(5,941,617)

Electric — (0.3)%
Consolidated Edison, Inc.	30,873	(1,800,205)
Dominion Resources, Inc.	6,937	(394,160)
Duke Energy Corp.	15,900	(1,073,250)
Entergy Corp.	10,420	(726,066)
FirstEnergy Corp.	12,216	(456,145)
MDU Resources Group, Inc.	7,897	(204,611)
National Fuel Gas Co.	7,538	(436,827)
Public Service Enterprise Group, Inc.	24,025	(784,657)
Southern Co. (The)	16,799	(741,340)
Wisconsin Energy Corp.	24,649	(1,010,363)

		(7,627,624)

Electronics — (0.1)%
Gentex Corp.	19,631	(452,495)
National Instruments Corp.	41,900	(1,170,686)

		(1,623,181)

Environmental Control — (0.1)%
Stericycle, Inc.*	17,700	(1,954,611)

Financial – Bank & Trust
Valley National Bancorp	115,103	(1,090,025)

Food — (0.2)%
Campbell Soup Co.	8,975	(401,990)
Hershey Co. (The)	25,924	(2,314,495)
Safeway, Inc.	14,559	(344,466)
Sysco Corp.	47,347	(1,617,374)
United Natural Foods, Inc.*	8,790	(474,572)

		(5,152,897)

Forest Products & Paper
Domtar Corp.	2,713	(180,415)

SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)	Shares	Value (Note 2)
Forest Products & Paper (continued)
MeadWestvaco Corp.	7,475	$(254,972)

		(435,387)

Healthcare Products — (0.3)%
Becton, Dickinson & Co.	3,808	(376,345)
C.R. Bard, Inc.	6,272	(681,641)
Edwards Lifesciences Corp.*	2,452	(164,774)
Hospira, Inc.*	21,406	(820,064)
Intuitive Surgical, Inc.*	3,500	(1,773,030)
Medtronic, Inc.	20,399	(1,049,937)
Varian Medical Systems, Inc.*	13,429	(905,786)
Zimmer Holdings, Inc.	19,518	(1,462,679)

		(7,234,256)

Healthcare Services — (0.1)%
Laboratory Corp. of America Holdings*	4,614	(461,861)
Tenet Healthcare Corp.*	12,781	(589,204)
WellPoint, Inc.	9,258	(757,675)

		(1,808,740)

Home Builders
Toll Brothers, Inc.*	14,585	(475,909)

Household Products/Wares
Church & Dwight Co., Inc.	22,311	(1,376,812)

Insurance — (0.3)%
Allstate Corp. (The)	17,198	(827,568)
American International Group, Inc.*	17,865	(798,566)
Arch Capital Group Ltd. (Bermuda)*	14,069	(723,287)
Assurant, Inc.	2,100	(106,911)
Chubb Corp. (The)	14,822	(1,254,682)
Progressive Corp. (The)	41,896	(1,064,996)
Torchmark Corp.	16,171	(1,053,379)
Travelers Cos., Inc. (The)	12,999	(1,038,880)
W.R. Berkley Corp.	14,446	(590,264)
XL Group PLC (Ireland)	15,066	(456,801)

		(7,915,334)

Internet Software & Services — (0.2)%
Amazon.com, Inc.*	5,830	(1,618,933)
AOL, Inc.	14,833	(541,108)
Facebook, Inc. (Class A Stock)*	44,800	(1,113,728)
Groupon, Inc.*	36,954	(314,109)
NetFlix, Inc.*	6,403	(1,351,609)
Rackspace Hosting, Inc.*	19,700	(746,433)

		(5,685,920)

Iron/Steel — (0.1)%
Cliffs Natural Resources, Inc.	78,459	(1,274,959)
Nucor Corp.	15,055	(652,183)
Vale SA (Brazil), ADR	34,245	(450,322)

		(2,377,464)

Lodging — (0.1)%
Choice Hotels International, Inc.	25,781	(1,023,248)
Hyatt Hotels Corp. (Class A Stock)*	22,261	(898,454)

		(1,921,702)

Machinery – Construction & Mining
Caterpillar, Inc.	14,802	(1,221,017)

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

SECURITIES SOLD SHORT (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Media — (0.2)%
Discovery Communications, Inc. (Class A Stock)*	8,392	$(647,946)
News Corp. (Class B Stock)	47,622	(1,562,954)
Scripps Networks Interactive, Inc. (Class A Stock)	18,899	(1,261,697)
Walt Disney Co. (The)	5,700	(359,955)
Washington Post Co. (The) (Class B Stock)	3,126	(1,512,265)

		(5,344,817)

Metal Fabricate/Hardware
Tenaris SA (Luxembourg), ADR	7,934	(319,502)

Metals & Mining
Vulcan Materials Co.	2,229	(107,906)

Oil & Gas — (0.1)%
Devon Energy Corp.	6,468	(335,560)
Diamond Offshore Drilling, Inc.	10,845	(746,028)
Exxon Mobil Corp.	8,269	(747,104)
FMC Technologies, Inc.*	5,000	(278,400)
Nabors Industries Ltd. (Bermuda)	21,993	(336,713)
Southwestern Energy Co.*	8,238	(300,934)
Tesoro Corp.	9,940	(520,061)
WPX Energy, Inc.*	17,783	(336,810)

		(3,601,610)

Pharmaceuticals — (0.3)%
AbbVie, Inc.	17,538	(725,021)
Bristol-Myers Squibb Co.	36,650	(1,637,889)
Eli Lilly & Co.	32,684	(1,605,438)
Express Scripts Holding Co.*	9,717	(599,442)
Johnson & Johnson	13,320	(1,143,655)
Mead Johnson Nutrition Co.	11,156	(883,890)
Pfizer, Inc.	59,044	(1,653,822)

		(8,249,157)

Pipelines
Spectra Energy Corp.	8,291	(285,708)
TransCanada Corp. (Canada)	10,666	(459,811)

		(745,519)

Real Estate Investment Trusts — (0.2)%
Brookfield Office Properties, Inc. (Canada)	27,012	(450,560)
Corporate Office Properties Trust	12,430	(316,965)
DCT Industrial Trust, Inc.	77,697	(555,534)
DDR Corp.	25,456	(423,842)
EastGroup Properties, Inc.	6,308	(354,951)
Excel Trust, Inc.	7,891	(101,084)
Health Care REIT, Inc.	9,235	(619,022)
Hudson Pacific Properties, Inc.	16,978	(361,292)
Macerich Co. (The)	9,080	(553,608)
Realty Income Corp.	10,296	(431,608)
Sr. Housing Properties Trust	21,968	(569,630)
Weingarten Realty Investors	15,031	(462,504)

		(5,200,600)

Retail — (0.3)%
Bed Bath & Beyond, Inc.*	4,821	(341,809)
CarMax, Inc.*	7,130	(329,121)
Darden Restaurants, Inc.	8,024	(405,052)

SECURITIES SOLD SHORT (continued)	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail (continued)
Dollar General Corp.*	4,200	$(211,806)
Family Dollar Stores, Inc.	24,300	(1,514,133)
Kohl’s Corp.	5,596	(282,654)
McDonald’s Corp.	16,920	(1,675,080)
O’Reilly Automotive, Inc.*	4,285	(482,577)
Starbucks Corp.	24,290	(1,590,752)
Walgreen Co.	11,620	(513,604)
Wal-Mart Stores, Inc.	29,170	(2,172,873)

		(9,519,461)

Semiconductors — (0.3)%
Analog Devices, Inc.	20,587	(927,650)
Intel Corp.	88,189	(2,135,938)
Linear Technology Corp.	24,837	(914,995)
Marvell Technology Group Ltd. (Bermuda)	38,261	(448,036)
Maxim Integrated Products, Inc.	31,141	(865,097)
Microchip Technology, Inc.	36,293	(1,351,914)
NVIDIA Corp.	39,265	(550,888)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	98,349	(1,801,754)
Teradyne, Inc.*	34,198	(600,859)

		(9,597,131)

Software — (0.1)%
Electronic Arts, Inc.*	73,797	(1,695,117)
salesforce.com, Inc.*	36,461	(1,392,081)

		(3,087,198)

Telecommunications — (0.1)%
AT&T, Inc.	33,175	(1,174,395)
IPG Photonics Corp.	1,200	(72,876)
Juniper Networks, Inc.*	10,300	(198,893)

		(1,446,164)

Toys/Games/Hobbies
Hasbro, Inc.	13,896	(622,958)
Mattel, Inc.	13,770	(623,919)

		(1,246,877)

Transportation — (0.1)%
Heartland Express, Inc.	71,866	(996,781)
Knight Transportation, Inc.	39,060	(656,989)
United Parcel Service, Inc. (Class B Stock)	5,962	(515,594)
Werner Enterprises, Inc.	37,251	(900,357)

		(3,069,721)

TOTAL COMMON STOCKS (proceeds received $130,773,982)		(145,226,485)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION — (0.4)%
Federal National Mortgage Assoc. (proceeds receive $9,279,253)
4.000%	TBA	8,868	(9,238,308)

TOTAL SECURITIES SOLD SHORT (proceeds received $140,053,235)			(154,464,793)

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 102.6% (cost $2,767,997,326)	$2,907,975,525
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (2.6)%	(73,900,924)

NET ASSETS — 100.0%	$2,834,074,601

The following abbreviations are used in the Portfolio descriptions:

144A

Securitywas purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	AmericanDepositary Receipt
CDX	CreditDerivative Index
Chi-X	EuropeanEquity Exchange
CMBS	CommercialMortgage-Backed Security
CMBX	CommercialMortgage-Backed Index
CVA	CertificateVan Aandelen (Bearer)
CVT	ConvertibleSecurity
DAX	DeutscherAktien Index
FHLMC	FederalHome Loan Mortgage Corporation
FICO	FinancingCorporation
FTSE	FinancialTimes Stock Exchange
GDR	GlobalDepositary Receipt
GNMA	GovernmentNational Mortgage Association
IO	InterestOnly
LIBOR	LondonInterbank Offered Rate
MTN	MediumTerm Note
NR	NonRated by Moody’s or Standard & Poor’s
NVDR	Non-VotingDepositary Receipt
OMX	OptionMarket Index
PIK	Payment-in-Kind
PO	PrincipalOnly
PRFC	PreferenceShares
QMTF	MultilateralTrading Facility
REIT	RealEstate Investment Trust
REMICS	RealEstate Mortgage Investment Conduits
STOXX	StockIndex of Eurozone
TBA	To Be Announced
TOPIX	TokyoStock Price Index
XHKG	HongKong Stock Exchange
XNGS	NASDAQGlobal Select Market

AUD	AustralianDollar
CAD	CanadianDollar
CHF	SwissFranc
EUR	Euro
GBP	BritishPound
HKD	HongKong Dollar
JPY	JapaneseYen
KRW	SouthKorean Won
MXN	MexicanPeso
NOK	NorwegianKrone
SEK	SwedishKrona
SGD	SingaporeDollar

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $193,339,608; cash collateral of $198,255,347 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments and/ or principal repayment. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
82	2 Year U.S. Treasury Notes	Sep. 2013	$18,052,813	$18,040,000	$(12,813)
574	5 Year U.S. Treasury Notes	Sep. 2013	70,393,360	69,480,906	(912,454)
94	10 Year Euro-Bund	Sep. 2013	17,590,152	17,315,596	(274,556)
76	10 Year U.K. Gilt	Sep. 2013	13,524,366	12,934,842	(589,524)
49	20 Year U.S. Treasury Bonds	Sep. 2013	6,858,500	6,656,344	(202,156)
341	Amsterdam Index	Jul. 2013	31,230,195	30,608,596	(621,599)
46	DAX Index	Sep. 2013	12,265,086	11,924,967	(340,119)
205	Euro STOXX 50	Sep. 2013	7,185,914	6,932,419	(253,495)
56	Russell 2000 Mini Index	Sep. 2013	5,410,160	5,458,320	48,160
376	S&P 500 E-Mini	Sep. 2013	30,014,976	30,066,840	51,864

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Financial futures contracts open at June 30, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions (continued)
278	TOPIX Index	Sep. 2013	$31,164,428	$31,701,754	$537,326

					(2,569,366)

Short Positions:
9	30 Day Fed Fund	Jul. 2013	3,743,299	3,746,175	(2,876)
6	90 Day Euro Dollar	Sep. 2013	1,492,500	1,495,275	(2,775)
7	90 Day Euro Dollar	Dec. 2013	1,741,063	1,743,438	(2,375)
7	90 Day Euro Dollar	Mar. 2014	1,742,788	1,742,475	313
4	90 Day Euro Dollar	Jun. 2014	995,600	995,100	500
3	90 Day Euro Dollar	Sep. 2014	745,088	745,763	(675)
3	90 Day Euro Dollar	Dec. 2014	745,600	744,938	662
14	90 Day Euro Dollar	Mar. 2015	3,473,613	3,471,125	2,488
14	90 Day Euro Dollar	Jun. 2015	3,469,000	3,464,475	4,525
14	90 Day Euro Dollar	Sep. 2015	3,463,925	3,456,425	7,500
14	90 Day Euro Dollar	Dec. 2015	3,458,200	3,447,500	10,700
38	2 Year U.S. Treasury Notes	Sep. 2013	8,362,969	8,360,000	2,969
119	5 Year U.S. Treasury Notes	Sep. 2013	14,603,774	14,404,578	199,196
813	10 Year U.S. Treasury Notes	Sep. 2013	105,033,813	102,895,313	2,138,500
14	20 Year U.S. Treasury Bonds	Sep. 2013	1,941,938	1,901,813	40,125
379	CAC40 10 Euro	Jul. 2013	19,035,821	18,423,132	612,689
16	DAX Index	Sep. 2013	4,298,219	4,147,815	150,404
317	FTSE 100 Index	Sep. 2013	30,452,904	29,707,299	745,605
63	Nikkei 225 Index	Sep. 2013	4,161,247	4,351,180	(189,933)
616	OMSX30 Index	Jul. 2013	10,917,522	10,565,813	351,709
227	Russell 2000 Mini Index	Sep. 2013	22,373,120	22,125,690	247,430
132	S&P 500 E-Mini	Sep. 2013	10,783,080	10,555,380	227,700

					4,544,381

					$1,975,015

(1)	Cash of $4,397,000 and U.S. Treasury Securities with a market value of $10,246,825 have been segregated to cover requirements for open futures contracts as of June 30, 2013.

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 08/07/13	State Street Bank	AUD	451	$437,820	$410,824	$(26,996)
Expiring 08/07/13	Westpac Banking Corp.	AUD	9,716	9,868,566	8,858,302	(1,010,264)
Expiring 09/09/13	Dain Rauscher Wessels	AUD	699	660,374	635,478	(24,896)
Expiring 09/09/13	UBS Securities	AUD	245	232,220	222,443	(9,777)
British Pound,
Expiring 08/07/13	BNP Paribas	GBP	204	310,759	309,995	(764)
Expiring 08/07/13	Citigroup Global Markets	GBP	697	1,089,608	1,060,477	(29,131)
Expiring 08/07/13	Credit Suisse First Boston Corp.	GBP	329	511,156	500,836	(10,320)
Expiring 09/09/13	Barclays Capital Group	GBP	1,161	1,774,895	1,764,903	(9,992)
Expiring 09/09/13	BNP Paribas	GBP	704	1,102,110	1,069,887	(32,223)
Expiring 09/09/13	Citigroup Global Markets	GBP	3,283	5,005,104	4,990,982	(14,122)
Expiring 09/09/13	Dain Rauscher Wessels	GBP	2,105	3,299,278	3,199,343	(99,935)
Expiring 09/09/13	Deutsche Bank	GBP	370	568,446	562,630	(5,816)
Expiring 09/09/13	Goldman Sachs & Co.	GBP	2,335	3,605,558	3,549,412	(56,146)
Expiring 09/09/13	RBC Dominion Securities	GBP	866	1,360,797	1,316,193	(44,604)
Expiring 09/27/13	Royal Bank of Scotland Group PLC	GBP	194	303,226	294,561	(8,665)
Expiring 09/27/13	UBS Securities	GBP	129	202,428	196,594	(5,834)
Canadian Dollar,
Expiring 09/09/13	Goldman Sachs & Co.	CAD	240	231,615	227,326	(4,289)
Expiring 09/27/13	Citigroup Global Markets	CAD	208	200,778	197,417	(3,361)

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (continued),
Expiring 09/27/13	Royal Bank of Canada	CAD	1,111	$1,086,796	$1,053,600	$(33,196)
Euro,
Expiring 08/07/13	Citigroup Global Markets	EUR	277	366,236	360,417	(5,819)
Expiring 08/07/13	State Street Bank	EUR	288	371,258	375,577	4,319
Expiring 08/27/13	Credit Suisse First Boston Corp.	EUR	113	147,734	147,452	(282)
Expiring 08/27/13	Credit Suisse First Boston Corp.	EUR	113	146,177	147,127	950
Expiring 09/09/13	BNP Paribas	EUR	1,521	2,024,969	1,981,009	(43,960)
Expiring 09/09/13	Citigroup Global Markets	EUR	939	1,221,925	1,222,887	962
Expiring 09/09/13	Citigroup Global Markets	EUR	892	1,178,978	1,161,475	(17,503)
Expiring 09/09/13	Credit Suisse First Boston Corp.	EUR	1,052	1,366,117	1,369,481	3,364
Expiring 09/09/13	Deutsche Bank	EUR	988	1,293,358	1,286,607	(6,751)
Expiring 09/10/13	Credit Suisse First Boston Corp.	EUR	113	149,804	147,136	(2,668)
Hong Kong Dollar,
Expiring 09/09/13	RBC Dominion Securities	HKD	5,460	703,919	704,195	276
Expiring 09/27/13	Citigroup Global Markets	HKD	1,823	235,088	235,106	18
Expiring 09/27/13	Maybank	HKD	3,765	485,594	485,649	55
Japanese Yen,
Expiring 08/07/13	State Street Bank	JPY	58,280	566,137	587,719	21,582
Expiring 08/07/13	UBS Securities	JPY	39,114	407,597	394,439	(13,158)
Expiring 08/14/13	Citigroup Global Markets	JPY	10,850	118,241	109,419	(8,822)
Expiring 09/09/13	Citigroup Global Markets	JPY	58,640	617,782	591,449	(26,333)
Expiring 09/09/13	Deutsche Bank	JPY	123,680	1,262,447	1,247,451	(14,996)
Expiring 09/09/13	Deutsche Bank	JPY	49,620	506,132	500,476	(5,656)
Expiring 09/09/13	Deutsche Bank	JPY	46,959	469,067	473,633	4,566
Expiring 09/27/13	Royal Bank of Canada	JPY	16,781	176,444	169,277	(7,167)
Expiring 10/09/13	Bank of New York Mellon	JPY	12,220	123,070	123,280	210
Expiring 10/09/13	Citigroup Global Markets	JPY	11,810	121,296	119,144	(2,152)
Expiring 10/09/13	Credit Suisse First Boston Corp.	JPY	29,086	289,918	293,432	3,514
Expiring 10/09/13	Deutsche Bank	JPY	11,864	119,782	119,689	(93)
Mexican Peso,
Expiring 09/10/13	Credit Suisse First Boston Corp.	MXN	1,897	146,327	145,414	(913)
Norwegian Krone,
Expiring 08/07/13	Deutsche Bank	NOK	7,505	1,300,742	1,233,691	(67,051)
Expiring 09/09/13	BNP Paribas	NOK	1,626	280,566	266,910	(13,656)
Expiring 09/09/13	Deutsche Bank	NOK	1,490	258,757	244,693	(14,064)
Expiring 09/09/13	RBC Dominion Securities	NOK	2,403	418,912	394,488	(24,424)
Singapore Dollar,
Expiring 08/07/13	Bank of New York Mellon	SGD	3,092	2,507,229	2,439,880	(67,349)
Expiring 09/09/13	BNP Paribas	SGD	1,630	1,303,020	1,286,357	(16,663)
Expiring 09/09/13	Dain Rauscher Wessels	SGD	2,604	2,080,809	2,055,151	(25,658)
Expiring 09/27/13	Maybank	SGD	214	170,582	168,985	(1,597)
South Korean Won,
Expiring 09/09/13	Goldman Sachs & Co.	KRW	827,000	727,078	721,642	(5,436)
Swedish Krona,
Expiring 09/09/13	Citigroup Global Markets	SEK	3,113	464,162	463,378	(784)
Expiring 09/27/13	State Street Bank	SEK	4,392	676,367	653,650	(22,717)
Swiss Franc,
Expiring 08/07/13	BNP Paribas	CHF	1,718	1,795,206	1,819,076	23,870
Expiring 09/09/13	Barclays Capital Group	CHF	2,976	3,119,841	3,153,147	33,306
Expiring 09/09/13	Deutsche Bank	CHF	889	960,412	941,684	(18,728)
Expiring 09/09/13	Deutsche Bank	CHF	447	471,926	473,753	1,827
Expiring 09/09/13	UBS Securities	CHF	205	219,181	217,314	(1,867)
Expiring 09/27/13	Morgan Stanley	CHF	812	884,615	860,861	(23,754)

				$64,106,336	$62,314,803	$(1,791,533)

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 09/09/13	BNP Paribas	AUD	198	$188,733	$179,594	$9,139
Expiring 09/09/13	Citigroup Global Markets	AUD	746	700,517	678,328	22,189
Expiring 09/27/13	Bank of New York Mellon	AUD	706	668,835	641,371	27,464
British Pound,
Expiring 08/07/13	Credit Suisse First Boston Corp.	GBP	2,348	3,655,104	3,570,317	84,787
Expiring 08/08/13	Credit Suisse First Boston Corp.	GBP	515	806,230	783,068	23,162
Expiring 09/09/13	Dain Rauscher Wessels	GBP	441	689,323	670,846	18,477
Expiring 09/09/13	Goldman Sachs & Co.	GBP	19,804	30,579,495	30,105,313	474,182
Expiring 09/09/13	Goldman Sachs & Co.	GBP	293	449,341	444,781	4,560
Canadian Dollar,
Expiring 08/07/13	Toronto Dominion	CAD	932	922,730	885,557	37,173
Expiring 08/08/13	Credit Suisse First Boston Corp.	CAD	80	78,401	75,990	2,411
Expiring 09/09/13	Deutsche Bank	CAD	240	235,028	227,326	7,702
Expiring 09/27/13	Credit Suisse First Boston Corp.	CAD	439	430,233	416,147	14,086
Euro,
Expiring 08/07/13	Societe Generale	EUR	2,632	3,468,156	3,426,716	41,440
Expiring 08/07/13	UBS Securities	EUR	240	318,348	313,030	5,318
Expiring 08/08/13	Credit Suisse First Boston Corp.	EUR	1,495	2,004,182	1,946,308	57,874
Expiring 08/27/13	Credit Suisse First Boston Corp.	EUR	113	148,000	147,126	874
Expiring 08/27/13	Deutsche Bank	EUR	453	602,814	589,809	13,005
Expiring 09/09/13	BNP Paribas	EUR	11,320	15,046,964	14,739,011	307,953
Expiring 09/09/13	Credit Suisse First Boston Corp.	EUR	480	625,389	625,095	294
Expiring 09/09/13	Goldman Sachs & Co.	EUR	48,096	63,097,563	62,624,768	472,795
Expiring 09/09/13	Goldman Sachs & Co.	EUR	10,381	13,571,645	13,516,593	55,052
Expiring 09/09/13	Goldman Sachs & Co.	EUR	421	549,986	547,755	2,231
Expiring 09/09/13	Morgan Stanley	EUR	258	342,871	335,900	6,971
Expiring 09/09/13	Westminster Research Associates LLC	EUR	644	835,112	838,344	(3,232)
Expiring 09/10/13	Credit Suisse First Boston Corp.	EUR	113	148,219	147,136	1,083
Hong Kong Dollar,
Expiring 08/07/13	Deutsche Bank	HKD	27,701	3,571,545	3,572,103	(558)
Expiring 09/09/13	RBC Dominion Securities	HKD	5,460	703,906	704,196	(290)
Japanese Yen,
Expiring 08/07/13	BNP Paribas	JPY	177,907	1,774,968	1,794,078	(19,110)
Expiring 08/07/13	Goldman Sachs & Co.	JPY	17,182	176,420	173,264	3,156
Expiring 08/14/13	Citigroup Global Markets	JPY	10,850	116,694	109,419	7,275
Expiring 09/09/13	BNP Paribas	JPY	74,725	793,309	753,688	39,621
Expiring 09/09/13	Dain Rauscher Wessels	JPY	300,254	3,147,874	3,028,402	119,472
Expiring 09/09/13	Goldman Sachs & Co.	JPY	746,009	7,533,769	7,524,338	9,431
Expiring 09/09/13	Goldman Sachs & Co.	JPY	62,798	642,624	633,390	9,234
Expiring 09/09/13	Goldman Sachs & Co.	JPY	48,382	488,654	487,986	668
Expiring 10/09/13	Bank of New York Mellon	JPY	29,660	308,822	299,223	9,599
Expiring 10/09/13	Citigroup Global Markets	JPY	11,810	121,378	119,144	2,234
Expiring 10/09/13	Credit Suisse First Boston Corp.	JPY	11,290	112,078	113,898	(1,820)
Mexican Peso,
Expiring 09/10/13	Credit Suisse First Boston Corp.	MXN	1,897	146,320	145,414	906
Norwegian Krone,
Expiring 08/08/13	Morgan Stanley	NOK	2,230	388,979	366,577	22,402
Expiring 09/09/13	Goldman Sachs & Co.	NOK	5,519	947,884	906,091	41,793
Singapore Dollar,
Expiring 09/09/13	Goldman Sachs & Co.	SGD	4,023	3,224,913	3,174,638	50,275
Expiring 09/09/13	RBC Dominion Securities	SGD	212	168,638	166,869	1,769
South Korean Won,
Expiring 09/09/13	Deutsche Bank	KRW	827,000	737,274	721,642	15,632
Swedish Krona,
Expiring 08/07/13	Bank of New York Mellon	SEK	6,315	973,960	940,842	33,118
Expiring 09/09/13	Credit Suisse First Boston Corp.	SEK	1,793	266,118	266,958	(840)

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2013 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swiss Franc,
Expiring 08/07/13	UBS Securities	CHF	396	$429,339	$419,305	$10,034
Expiring 08/13/13	Credit Suisse First Boston Corp.	CHF	166	171,568	176,344	(4,776)
Expiring 08/13/13	Credit Suisse First Boston Corp.	CHF	112	116,891	118,151	(1,260)
Expiring 08/13/13	Credit Suisse First Boston Corp.	CHF	105	112,367	111,208	1,159
Expiring 08/13/13	Credit Suisse First Boston Corp.	CHF	101	109,837	106,971	2,866
Expiring 08/13/13	Credit Suisse First Boston Corp.	CHF	55	56,733	58,193	(1,460)
Expiring 09/09/13	Goldman Sachs & Co.	CHF	9,784	10,402,307	10,365,301	37,006

				$177,908,388	$175,833,862	$2,074,526

Cross currency exchange contracts outstanding at June 30, 2013:

Settlement	Type	Notional Amount (000)		In Exchange for (000)		Unrealized Appreciation (Depreciation)	Counterparty
08/07/13	Buy	EUR	285	JPY	37,175	$(4,123)	JPMorgan Chase
08/07/13	Buy	GBP	329	AUD	539	9,093	JPMorgan Chase
08/07/13	Buy	HKD	3,709	AUD	518	6,304	Credit Suisse First Boston Corp.
08/07/13	Buy	JPY	35,297	EUR	276	(3,482)	Credit Suisse First Boston Corp.
08/07/13	Buy	JPY	45,707	EUR	352	2,551	Westpac Banking Corp.

						$10,343

Interest rate swap agreements outstanding at June 30, 2013:

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
$ 140	07/18/13	0.635%	3 month LIBOR(1)	$(314)	$—	$(314)	Deutsche Bank AG
360	05/02/43	2.806%	3 month LIBOR(1)	41,974	—	41,974	UBS AG

				$41,660	$—	$41,660

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation
Exchange-traded swap agreements:
$ 263	07/01/18	1.589%	3 month LIBOR(1)	$—	$(385)	$(385)

(1)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.IG.19 3-7% 10Y	12/20/17	5.000%	$170	$(13,815)	$(14,038)	$223	Bank of America
CDX.IG.19 3-7% 10Y	12/20/17	5.000%	110	(405)	(5,678)	5,273	Deutsche Bank AG
CDX.IG.19 3-7% 5Y	12/20/17	1.000%	250	2,630	(29,894)	32,524	Citigroup, Inc.
CDX.IG.20.V1	06/20/18	1.000%	285	1,838	1,379	459	Citigroup, Inc.
CDX.IG.9 3-7% 10Y	12/20/17	5.000%	280	(1,069)	(3,162)	2,093	Bank of America
CMBX.NA.AA.3.V1	12/13/49	0.620%	250	(210,088)	(160,342)	(49,746)	Barclays Bank PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Credit default swap agreements outstanding at June 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1) (continued)
CMBX.NA.AA.3.V1	12/13/49	0.620%		120	$(100,842)	$(77,240)	$(23,602)	Morgan Stanley
CMBX.NA.AA.4.V1	02/17/51	0.960%		300	(89,422)	(90,544)	1,122	Citigroup, Inc.
CMBX.NA.AM.4.V1	02/17/51	0.500%		200	(23,927)	(62,704)	38,777	Morgan Stanley
IX9 3-6% 10Y	06/20/18	5.000%	EUR	280	(50,205)	(50,792)	587	Barclays Bank PLC

					$(485,305)	$(493,015)	$7,710

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at June 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Berkshine Hathaway, Inc.	09/20/18	1.000%	$840	1.126%	$(5,055)	$864	$(5,919)	Bank of America
Berkshine Hathaway, Inc.	09/20/18	1.000%	280	1.126%	(1,685)	(541)	(1,144)	UBS AG
Boyd Gaming Corp.	06/20/14	5.000%	450	0.846%	19,069	(1,162)	20,231	Barclays Bank PLC
Boyd Gaming Corp.	06/20/14	5.000%	350	0.846%	14,832	(1,988)	16,820	Morgan Stanley
Boyd Gaming Corp.	06/20/14	5.000%	90	0.846%	3,814	(490)	4,304	Citigroup, Inc.
Caesar’s Entertainment	09/20/13	5.000%	30	8.529%	(198)	(280)	82	Deutsche Bank AG
Caesar’s Entertainment	09/20/13	5.000%	20	8.529%	(132)	(163)	31	Deutsche Bank AG
Clear Channel Communications	09/20/13	5.000%	200	6.819%	(535)	(918)	383	Deutsche Bank AG
Clear Channel Communications	03/20/14	5.000%	230	6.822%	(2,639)	(2,013)	(626)	Morgan Stanley
Clear Channel Communications	03/20/14	5.000%	150	6.822%	(1,721)	(1,063)	(658)	Morgan Stanley
Clear Channel Communications	03/20/14	5.000%	120	6.822%	(1,377)	(1,499)	122	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%	120	6.822%	(1,377)	(1,502)	125	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%	120	6.822%	(1,377)	(1,637)	260	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%	100	6.822%	(1,147)	(845)	(302)	Barclays Bank PLC
Clear Channel Communications	06/20/14	5.000%	160	6.806%	(2,504)	(2,048)	(456)	UBS AG
Clear Channel Communications	09/20/14	5.000%	70	6.796%	(1,381)	(1,064)	(317)	Morgan Stanley
Clear Channel Communications	09/20/14	5.000%	60	6.796%	(817)	(885)	68	Royal Bank of Scotland PLC
Federal Republic of Brazil	09/20/18	1.000%	850	1.862%	(35,554)	(30,792)	(4,762)	Citigroup, Inc.
GoodYear Tire & Rubber	06/20/18	5.000%	360	4.343%	11,003	11,098	(95)	Deutsche Bank AG
GoodYear Tire & Rubber	06/20/18	5.000%	240	4.343%	7,335	7,397	(62)	UBS AG
H.J. Heinz Co.	03/20/18	1.000%	340	1.491%	(6,592)	(8,971)	2,379	Barclays Bank PLC
H.J. Heinz Co.	03/20/18	1.000%	110	1.491%	(2,133)	(2,777)	644	Barclays Bank PLC
H.J. Heinz Co.	03/20/18	1.000%	110	1.491%	(2,133)	(4,458)	2,325	BNP Paribas

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Credit default swap agreements outstanding at June 30, 2013 (continued):
Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Implied Credit Spread at June 30, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued)
H.J. Heinz Co.	03/20/18	1.000%		110	1.491%	$(2,133)	$(4,898)	$2,765	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%		60	1.491%	(1,163)	(2,801)	1,638	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%		60	1.491%	(1,163)	(1,975)	812	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%		60	1.491%	(1,317)	(2,506)	1,189	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%		60	1.491%	(1,163)	(1,618)	455	Morgan Stanley
McClatchy Corp.	12/20/13	5.000%		200	1.364%	6,376	(1,646)	8,022	BNP Paribas
McClatchy Corp.	12/20/13	5.000%		120	1.364%	2,292	(1,041)	3,333	BNP Paribas
McClatchy Corp.	12/20/13	5.000%		60	1.364%	1,146	(583)	1,729	Barclays Bank PLC
McClatchy Corp.	06/20/14	5.000%		350	1.870%	11,254	(1,123)	12,377	Deutsche Bank AG
McClatchy Corp.	06/20/14	5.000%		300	1.870%	9,646	(707)	10,353	BNP Paribas
McClatchy Corp.	06/20/14	5.000%		150	1.870%	4,823	(1,391)	6,214	BNP Paribas
McClatchy Corp.	06/20/14	5.000%		95	1.870%	4,268	(160)	4,428	BNP Paribas
McClatchy Corp.	06/20/14	5.000%		50	1.870%	2,247	(932)	3,179	Bank of America
McClatchy Corp.	06/20/14	5.000%		50	1.870%	2,247	(666)	2,913	BNP Paribas
McClatchy Corp.	03/20/15	5.000%		190	3.213%	8,474	(3,370)	11,844	BNP Paribas
McClatchy Corp.	03/20/15	5.000%		120	3.213%	3,819	(2,489)	6,308	BNP Paribas
New Albertsons, Inc.	09/20/13	5.000%		90	1.218%	2,080	(988)	3,068	Morgan Stanley
New Albertsons, Inc.	12/20/13	5.000%		110	1.218%	2,175	(6,146)	8,321	Morgan Stanley
Realogy Corp.	06/20/14	5.000%		200	0.817%	8,536	(2,917)	11,453	Barclays Bank PLC
Realogy Corp.	09/20/14	5.000%		100	0.962%	5,133	(2,012)	7,145	Deutsche Bank AG
SuperValu, Inc.	12/20/13	5.000%		120	0.608%	2,736	(4,347)	7,083	Deutsche Bank AG
SuperValu, Inc.	12/20/13	5.000%		60	0.608%	1,368	(2,297)	3,665	Deutsche Bank AG
SuperValu, Inc.	12/20/13	5.000%		50	0.608%	1,140	(1,508)	2,648	Deutsche Bank AG
SuperValu, Inc.	03/20/16	5.000%		60	2.807%	3,567	(2,519)	6,086	Deutsche Bank AG
SuperValu, Inc.	03/20/16	5.000%		30	2.807%	2,167	(1,878)	4,045	Deutsche Bank AG
SuperValu, Inc.	03/20/16	5.000%		30	2.807%	2,167	(1,550)	3,717	Deutsche Bank AG
Telecom Italia SpA	06/20/18	1.000%	EUR	250	3.171%	(30,902)	(37,726)	6,824	Deutsche Bank AG
Telecom Italia SpA	06/20/18	1.000%	EUR	250	3.171%	(30,902)	(35,677)	4,775	Deutsche Bank AG

						$6,614	$(173,208)	$179,822

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Value at June 30, 2013	Value at Trade Date	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.IG.20.V1	06/20/18	1.000%	$5,550	$39,216	$44,708	$5,492

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Credit default swap agreements outstanding at June 30, 2013 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)		Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Bundesrepub. Deutschland	06/20/17		2,920	0.250%	$(5,450)	$50,933	$(56,383)	Morgan Stanley
CDX.EM.19.V1	06/20/18		1,200	5.000%	(97,513)	(138,837)	41,324	Barclays Bank PLC
CDX.EM.19.V1	06/20/18		750	5.000%	(60,946)	(85,039)	24,093	Barclays Bank PLC
CDX.EM.19.V1	06/20/18		250	5.000%	(20,315)	(28,346)	8,031	Barclays Bank PLC
CDX.IG.20.V1	06/20/18		4,620	1.000%	(29,794)	(22,353)	(7,441)	Morgan Stanley
CDX.IG.20.V1	06/20/18		1,860	1.000%	(18,333)	(9,689)	(8,644)	Bank of America
CDX.IOS.FN30.400.11.V1	01/12/42		419	4.000%	(7,198)	(7,192)	(6)	Bank of America
CDX.IOS.FN30.400.11.V1	01/12/42		410	4.000%	(6,422)	(6,299)	(123)	BNP Paribas
CMBX.2.V1.NA.AJ	03/15/49		290	1.090%	42,822	33,717	9,105	Morgan Stanley
CMBX.NA.AA.3.V1	12/13/49		250	0.270%	166,030	130,450	35,580	Barclays Bank PLC
CMBX.NA.AA.3.V1	12/13/49		120	0.270%	79,694	63,995	15,699	Morgan Stanley
CMBX.NA.AM.1.V1	10/12/52		200	0.500%	6,044	31,103	(25,059)	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/51		350	5.000%	302,783	259,118	43,665	Citigroup, Inc.
GoodYear Tire & Rubber	06/20/16		360	5.000%	(35,220)	(28,450)	(6,770)	Barclays Bank PLC
GoodYear Tire & Rubber	06/20/16		240	5.000%	(20,480)	(19,330)	(1,150)	Deutsche Bank AG
H.J. Heinz Co.	03/20/15		340	1.000%	(5,075)	(2,624)	(2,451)	Barclays Bank PLC
H.J. Heinz Co.	03/20/15		60	1.000%	(896)	(460)	(436)	Barclays Bank PLC
H.J. Heinz Co.	03/20/15		60	1.000%	(896)	(512)	(384)	BNP Paribas
H.J. Heinz Co.	03/20/15		60	1.000%	(896)	(554)	(342)	Morgan Stanley
H.J. Heinz Co.	03/20/16		110	1.000%	(1,539)	(635)	(904)	BNP Paribas
H.J. Heinz Co.	03/20/16		110	1.000%	(1,642)	(252)	(1,390)	BNP Paribas
H.J. Heinz Co.	03/20/16		110	1.000%	(1,257)	(1,027)	(230)	Deutsche Bank AG
H.J. Heinz Co.	03/20/16		60	1.000%	(839)	(268)	(571)	BNP Paribas
ITRX.X19.V1	06/20/18	EUR	870	1.000%	35,485	36,428	(943)	Barclays Bank PLC
ITRX.X19.V1	06/20/18	EUR	620	5.000%	(8,754)	(6,585)	(2,169)	BNP Paribas
ITRX.X19.V1	06/20/18	EUR	280	1.000%	11,310	11,428	(118)	Deutsche Bank AG
ITRX.X19.V1	06/20/18	EUR	280	1.000%	11,422	13,427	(2,005)	UBS AG
People’s Republic of China	09/20/18		2,800	1.000%	25,186	12,494	12,692	BNP Paribas
Pulte Group, Inc.	09/20/17		70	5.000%	(12,024)	(4,266)	(7,758)	UBS AG
Pulte Group, Inc.	09/20/17		50	5.000%	(7,402)	(3,716)	(3,686)	Barclays Bank PLC
Telecom Italia SpA	06/20/16	EUR	250	1.000%	8,709	13,417	(4,708)	Deutsche Bank AG
Telecom Italia SpA	06/20/16	EUR	250	1.000%	8,709	15,162	(6,453)	Morgan Stanley
U.S. Treasury	09/20/16	EUR	450	0.250%	(2,255)	6,700	(8,955)	Citigroup, Inc.
U.S. Treasury	09/20/16	EUR	200	0.250%	(1,441)	2,717	(4,158)	Morgan Stanley
United Kingdom Treasury	09/20/16		200	1.000%	(4,580)	(1,286)	(3,294)	UBS AG
United Kingdom Treasury	09/20/16		200	1.000%	(4,580)	(1,193)	(3,387)	UBS AG
United Mexican States	09/20/18		1,960	1.000%	32,655	33,801	(1,146)	Bank of America
United Mexican States	09/20/18		1,410	1.000%	23,491	22,875	616	BNP Paribas
United Mexican States	09/20/18		285	1.000%	4,748	4,915	(167)	Bank of America
XL Group PLC	09/20/18		840	1.000%	(13,250)	(14,345)	1,095	Barclays Bank PLC
XL Group PLC	09/20/18		280	1.000%	(4,417)	(4,497)	80	Barclays Bank PLC

					$385,674	$354,925	$30,749

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Value at June 30, 2013	Value at Trade Date	Unrealized Depreciation
Exchange-traded credit default swaps—Buy Protection(2):
CDX.HY.20.V1	06/20/18	$1,110	5.000%	$(39,235)	$(42,049)	$(2,814)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$934,062,555	$401,123,034	$292,793
Preferred Stocks	9,706,230	6,380,142	—
Rights	30,231	—	—
Unaffiliated Mutual Fund	364,747	—	—
Warrants	404,751	—	—
Asset-Backed Securities	—	38,185,585	136,955
Bank Loans	—	14,475,455	44,653
Commercial Mortgage-Backed Securities	—	42,437,215	751,443
Convertible Bonds	—	5,907,987	138,766
Corporate Bonds	—	495,168,489	4,815,697
Foreign Government Bonds	—	51,873,303	—
Municipal Bonds	—	1,339,698	—
Residential Mortgage-Backed Securities	—	216,522,186	1,017,024
U.S. Government Agency Obligations	—	152,337,912	1,897,338
U.S. Treasury Obligations	—	189,154,234	—
Affiliated Money Market Mutual Fund	493,778,234	—	—
Options Purchased	—	93,661	—
Short Sales – Common Stocks	(145,226,485)	—	—
Short Sales – U.S. Government Agency Obligation	—	(9,238,308)	—
Other Financial Instruments*
Futures	1,975,015	—	—
Foreign Forward Currency Contracts	—	293,336	—
Interest Rate Swaps	(385)	41,660	—
Credit Default Swaps	2,678	217,471	810

Total	$1,295,097,571	$1,606,313,060	$9,095,479

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (7.0% represents investments purchased with collateral from securities on loan)	17.5%
Residential Mortgage-Backed Securities	7.7
U.S. Treasury Obligations	6.7
U.S. Government Agency Obligations	5.4
Oil & Gas	4.6
Insurance	3.9
Pharmaceuticals	3.8
Diversified Financial Services	3.4
Retail	3.4
Real Estate Investment Trusts	3.2
Financial – Bank & Trust	3.2
Telecommunications	2.7
Banks	2.6
Media	2.2
Semiconductors	2.1
Internet Software & Services	1.9
Electric	1.8
Foreign Government Bonds	1.8
Commercial Banks	1.7
Commercial Mortgage-Backed Securities	1.5
Chemicals	1.5
Asset-Backed Securities	1.4
Automobile Manufacturers	1.3
Commercial Services	1.3
Food	1.2
Biotechnology	1.2
Computers	1.2
Software	1.2
Real Estate	1.0
Healthcare Services	1.0
Beverages	1.0
Agriculture	1.0
Transportation	0.9
Electronic Components & Equipment	0.8
Aerospace & Defense	0.8
Metals & Mining	0.8
Diversified Manufacturing	0.6
Multi-National	0.6
Lodging	0.5
Pipelines	0.5
Gas	0.5
Building Materials	0.5
Healthcare Products	0.5
Construction & Engineering	0.5
Airlines	0.5
Auto Parts & Equipment	0.4
Distribution/Wholesale	0.4
Electronics	0.4
Apparel	0.4
Investment Companies	0.3

Holding Companies – Diversified	0.3%
Household Products/Wares	0.3
Cosmetics/Personal Care	0.3
Containers & Packaging	0.2
Home Builders	0.2
Leisure Time	0.2
Savings & Loan	0.2
Advertising	0.1
Diversified Machinery	0.1
Machinery – Construction & Mining	0.1
Iron/Steel	0.1
Hand/Machine Tools	0.1
Forest Products & Paper	0.1
Metal Fabricate/Hardware	0.1
Coal	0.1
Home Furnishings	0.1
Entertainment	0.1
Municipal Bonds	0.1
U.S. Government Agency Obligations	(0.4)
Healthcare Products	(0.3)
Electric	(0.3)
Insurance	(0.3)
Pharmaceuticals	(0.3)
Retail	(0.3)
Semiconductors	(0.3)
Aerospace & Defense	(0.2)
Banks	(0.2)
Food	(0.2)
Real Estate Investment Trusts	(0.2)
Media	(0.2)
Internet Software & Services	(0.2)
Diversified Manufacturing	(0.2)
Chemicals	(0.2)
Telecommunications	(0.1)
Automobile Manufacturers	(0.1)
Diversified Machinery	(0.1)
Electronics	(0.1)
Healthcare Services	(0.1)
Agriculture	(0.1)
Lodging	(0.1)
Environmental Control	(0.1)
Iron/Steel	(0.1)
Advertising	(0.1)
Commercial Services	(0.1)
Commercial Banks	(0.1)
Diversified Financial Services	(0.1)
Transportation	(0.1)
Software	(0.1)
Computers	(0.1)
Oil & Gas	(0.1)

102.6
Liabilities in excess of other assets	(2.6)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from broker-variation margin	$2,407,478	*	Due from broker-variation margin	$2,000,589	*
Interest rate contracts	Unrealized appreciation on over-the-counter swap agreements	41,974		Unrealized depreciation on over-the-counter swap agreements	314
Interest rate contracts	Unaffiliated investments	93,661		—	—
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	2,224,639		Unrealized depreciation on foreign currency forward contracts	1,931,303
Credit contracts	Due from broker-variation margin	5,492	*	Due from broker-variation margin	2,814	*
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	467,201		Unrealized depreciation on over-the-counter swap agreements	248,920
Credit contracts	Premiums paid for swap agreements	763,418		Premiums received for swap agreements	1,074,716
Equity contracts	Due from broker-variation margin	2,972,887	*	Due from broker-variation margin	1,405,146	*
Equity contracts	Unaffiliated investments	434,982		—	—

Total		$9,411,732			$6,663,802

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$(26,947)	$(34,490)	$3,625	$114,897	$—	$57,085
Foreign exchange contracts	—	—	(40,017)	—	—	1,933,340	1,893,323
Credit contracts	—	—	—	—	250,249	—	250,249
Equity contracts	84,757	—	14,397,539	—	—	—	14,482,296

Total	$84,757	$(26,947)	$14,323,032	$3,625	$365,146	$1,933,340	$16,682,953

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$—	$—	$32,673	$91,928	$301	$52,359	$—	$177,261
Foreign exchange contracts	—	—	—	—	—	—	600,637	600,637
Credit contracts	—	—	—	—	—	260,122	—	260,122
Equity contracts	(2,212)	83,859	—	(1,335,802)	—	—	—	(1,254,155)

Total	$(2,212)	$83,859	$32,673	$(1,243,874)	$301	$312,481	$600,637	$(216,135)

For the six months ended June 30, 2013, the Portfolio’s average volume of derivative activities is as follows:

Purchased Options(1)	Written Options(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Forward Foreign Currency Exchange Purchase Contracts(4)	Forward Foreign Currency Exchange Sale Contracts(5)	Interest Rate Swap Agreements(6)	Credit Default Swap Agreements - Buy Protection(6)	Credit Default Swap Agreements - Sell Protection(6)
$29,210	$587	$490,092,448	$296,256,758	$53,200,903	$136,938,547	$5,119,667	$32,633,670	$23,101,692

(1)	Cost.

(2)	Premium Received.

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

(4)	Value at Settlement Date Payable.

(5)	Value at Settlement Date Receivable.

(6)	Notional Amount.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$193,339,608	$—	$—	$193,339,608
Exchange-traded and cleared derivatives	887,911	—	—	887,911
Over-the-counter derivatives	2,827,475	(93,661)	—	2,733,814

				196,961,333

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Securities sold short	(154,464,793)	9,238,308	—	(145,226,485)
Exchange-traded and cleared derivatives	—	—	—	—
Over-the-counter derivatives	(2,180,537)	—	—	(2,180,537)

				(147,407,022)

Collateral Amount Pledged/(Received):
Securities on loan				(193,339,608)
Securities sold short				145,226,485
Exchange-traded and cleared derivatives				—
Over-the-counter derivatives				—

Net Amount				$1,441,188

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $193,339,608:
Unaffiliated investments (cost $2,414,272,327)	$2,568,662,084
Affiliated investments (cost $493,778,234)	493,778,234
Foreign currency, at value (cost $5,151,948)	5,094,695
Deposit with broker	127,307,596
Receivable for investments sold	70,082,850
Dividends and interest receivable	11,667,647
Unrealized appreciation on foreign currency forward contracts	2,224,639
Tax reclaim receivable	1,390,498
Receivable for fund share sold	987,434
Due from broker-variation margin	887,911
Premiums paid for swap agreements	763,418
Unrealized appreciation on swap agreements	509,175
Prepaid expenses	1,958

Total Assets	3,283,358,139

LIABILITIES:
Payable to broker for collateral for securities on loan	198,255,347
Securities sold short, at value (proceeds received $140,053,235)	154,464,793
Payable for investments purchased	90,597,936
Unrealized depreciation on foreign currency forward contracts	1,931,303
Advisory fees payable	1,212,994
Premiums received for swap agreements	1,074,716
Payable for fund share repurchased	552,554
Accrued expenses and other liabilities	533,839
Unrealized depreciation on swap agreements	249,234
Dividends payable on securities sold short	180,818
Interest payable on securities sold short	164,402
Foreign withheld taxes payable	33,232
Distribution fee payable	30,747
Payable to custodian	1,206
Affiliated transfer agent fee payable	417

Total Liabilities	449,283,538

NET ASSETS	$2,834,074,601

Net assets were comprised of:
Paid-in capital	$2,597,367,614
Retained earnings	236,706,987

Net assets, June 30, 2013	$2,834,074,601

Net asset value and redemption price per share, $2,834,074,601 / 195,860,414 outstanding shares of beneficial interest	$14.47

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$20,137,265
Unaffiliated dividend income (net of $751,410 foreign withholding tax)	17,289,679
Affiliated dividend income	278,781
Affiliated income from securities lending, net	241,367

37,947,092

EXPENSES
Advisory fees	14,028,595
Dividend on securities sold short	1,614,564
Distribution fee	1,014,539
Custodian and accounting fees	664,000
Shareholder servicing fees and expenses	423,551
Broker fees and expenses on short sales	210,669
Audit fee	29,000
Trustees’ fees	16,000
Insurance expenses	13,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Commitment fee on syndicated credit agreement	3,000
Shareholders’ reports	2,000
Loan interest expense (Note 7)	248
Miscellaneous	29,248

Total expenses	18,061,414
Less: shareholder servicing fee waiver	(141,544)

Net expenses	17,919,870

NET INVESTMENT INCOME	20,027,222

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	77,404,470
Futures transactions	14,323,032
Options written transactions	3,625
Short sales transactions	(8,704,319)
Swap agreements transactions	365,146
Foreign currency transactions	1,177,568

84,569,522

Net change in unrealized appreciation (depreciation) on:
Investments	(13,592,771)
Futures	(1,243,874)
Options written	301
Short sales	(8,489,866)
Swap agreements	312,481
Foreign currencies	448,180

(22,565,549)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	62,003,973

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,031,195

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,027,222	$37,220,229
Net realized gain on investment and foreign currency transactions	84,569,522	33,370,198
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(22,565,549)	162,475,678

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	82,031,195	233,066,105

DISTRIBUTIONS	—	(35,787,164)

FUND SHARE TRANSACTIONS:
Fund share sold [12,348,985 and 60,922,357 shares, respectively]	178,106,051	824,467,922
Fund share issued in reinvestment of distributions [0 and 2,729,761 shares, respectively]	—	35,787,164
Fund share repurchased [10,826,388 and 24,741,893 shares, respectively]	(156,286,851)	(332,236,840)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	21,819,200	528,018,246

TOTAL INCREASE IN NET ASSETS	103,850,395	725,297,187
NET ASSETS:
Beginning of period	2,730,224,206	2,004,927,019

End of period	$2,834,074,601	$2,730,224,206

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS — 67.1%	Shares	Value (Note 2)
Advertising — 0.1%
WPP PLC (United Kingdom)	24,098	$411,905

Aerospace & Defense — 1.0%
Boeing Co. (The)	22,690	2,324,364
Saab AB (Sweden) (Class B Stock)	24,699	471,907
United Technologies Corp.	21,220	1,972,187

		4,768,458

Agriculture — 0.4%
Bunge Ltd. (Bermuda)	17,050	1,206,630
Imperial Tobacco Group PLC (United Kingdom)	22,706	787,327

		1,993,957

Airlines — 0.3%
Japan Airlines Co. Ltd. (Japan)	12,500	643,508
Ryanair Holdings PLC (Ireland), ADR	16,900	870,857

		1,514,365

Apparel — 0.1%
Adidas AG (Germany)	4,853	524,601

Auto Parts & Equipment — 1.0%
Aisin Seiki Co. Ltd. (Japan)	24,500	935,469
Cie Generale des Etablissements Michelin (France) (Class B Stock)	8,200	733,207
Denso Corp. (Japan)	21,100	991,978
Hyundai Mobis (South Korea)	2,074	493,763
Pirelli & C. SpA (Italy)	45,069	521,001
UMW Holdings Bhd (Malaysia)	142,600	657,160
Weichai Power Co. Ltd. (China) (Class H Stock)	135,600	397,867

		4,730,445

Beverages — 1.0%
Carlsberg A/S (Denmark) (Class B Stock)	9,726	869,661
Diageo PLC (United Kingdom)	26,135	749,460
Heineken Holding NV (Netherlands)	7,500	420,348
Kirin Holdings Co. Ltd. (Japan)	56,300	881,900
PepsiCo, Inc.	21,125	1,727,814

		4,649,183

Building Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	128,500	345,458

Chemicals — 2.7%
Arkema SA (France)	8,797	806,376
Bayer AG (Germany)	4,752	505,946
Dow Chemical Co. (The)	72,990	2,348,088
E.I. du Pont de Nemours & Co.	42,100	2,210,250
Ecolab, Inc.	23,259	1,981,434
Johnson Matthey PLC (United Kingdom)	18,377	734,256
Kuraray Co. Ltd. (Japan)	62,400	874,549
Lonza Group AG (Switzerland)*	3,000	225,412
Praxair, Inc.	29,275	3,371,309

		13,057,620

Commercial Banks — 3.2%
Akbank TAS (Turkey)	91,584	372,680
Banco Bradesco SA (Brazil), ADR	25,661	333,850
Banco do Brasil SA (Brazil)	36,800	364,314

COMMON STOCKS (continued)	Shares	Value (Note 2)
Commercial Banks (continued)
BanColombia SA (Colombia), ADR	7,455	$421,207
Bangkok Bank PCL (Thailand)	81,900	534,617
Bank of America Corp.	74,350	956,141
BB&T Corp.	14,790	501,085
CIT Group, Inc.*	60,545	2,823,213
Credit Suisse Group AG (Switzerland), ADR	15,380	406,955
DnB ASA (Norway)	51,671	749,574
Erste Group Bank AG (Austria)	15,901	423,819
Fukuoka Financial Group, Inc. (Japan)	161,300	686,036
ICICI Bank Ltd. (India), ADR(a)	23,065	882,236
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	409,000	256,333
Komercni Banka A/S (Czech Republic)	1,456	270,285
PNC Financial Services Group, Inc. (The)	6,810	496,585
Societe Generale SA (France)	9,422	324,261
Turkiye Garanti Bankasi A/S (Turkey)	41,967	182,934
U.S. Bancorp	27,750	1,003,164
Wells Fargo & Co.	83,720	3,455,124

		15,444,413

Commercial Services — 1.7%
DeVry, Inc.(a)	22,310	692,056
Genpact Ltd. (Bermuda)	82,328	1,583,991
MasterCard, Inc. (Class A Stock)	4,547	2,612,252
Quanta Services, Inc.*	65,680	1,737,893
Secom Co. Ltd. (Japan)	11,700	636,136
SIA Engineering Co. Ltd. (Singapore)	161,900	643,768

		7,906,096

Computer Services & Software — 0.4%
Accenture PLC (Ireland) (Class A Stock)	24,764	1,782,017

Computers — 2.8%
Apple, Inc	14,951	5,921,792
Cognizant Technology Solutions Corp. (Class A Stock)*	15,636	978,970
Computer Sciences Corp.	56,940	2,492,264
Hewlett-Packard Co.	46,250	1,147,000
Mercury Systems, Inc.*	12,185	112,346
NetApp, Inc.*	65,654	2,480,409

		13,132,781

Containers & Packaging — 0.2%
Rexam PLC (United Kingdom)	106,284	771,332

Cosmetics/Personal Care — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	31,709	2,085,501

Distribution/Wholesale — 0.7%
Fossil Group, Inc.*	16,773	1,732,819
Inchcape PLC (United Kingdom)	109,500	833,686
Mitsubishi Corp. (Japan)	44,800	765,350

		3,331,855

Diversified Financial Services — 4.0%
BlackRock, Inc.	11,470	2,946,069
Charles Schwab Corp. (The)(a)	116,205	2,467,032
Citigroup, Inc.	11,030	529,109
CME Group, Inc.	63,865	4,852,463
GAM Holding AG (Switzerland)*	46,822	716,953
Home Loan Servicing Solutions Ltd. (Cayman Islands)	26,600	637,602

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Financial Services (continued)
JPMorgan Chase & Co.	51,900	$2,739,801
NASDAQ OMX Group, Inc. (The)	14,560	477,422
Ocwen Financial Corp.*	16,900	696,618
ORIX Corp. (Japan)	102,000	1,391,965
State Street Corp.	22,020	1,435,924

		18,890,958

Diversified Machinery — 0.4%
Roper Industries, Inc.	16,923	2,102,175

Electric — 0.6%
Edison International	58,340	2,809,654

Electronic Components & Equipment — 0.7%
Flextronics International Ltd.*	94,300	729,882
Hitachi Ltd. (Japan)	304,900	1,953,646
Prysmian SpA (Italy)	29,361	547,724

		3,231,252

Electronics — 2.3%
Agilent Technologies, Inc.	76,900	3,288,244
Amphenol Corp. (Class A Stock)	24,147	1,882,017
Koninklijke Philips NV (Netherlands)	42,016	1,145,397
National Instruments Corp.	44,300	1,237,742
Rexel SA (France)	31,700	714,222
TE Connectivity Ltd. (Switzerland)	55,300	2,518,362

		10,785,984

Engineering & Construction — 1.7%
Fluor Corp.	41,336	2,451,638
Koninklijke Boskalis Westminster NV (Netherlands)	16,200	590,144
McDermott International, Inc. (Panama)*	157,690	1,289,904
URS Corp.(a)	57,460	2,713,261
Vinci SA (France)	18,100	907,901

		7,952,848

Entertainment & Leisure — 0.7%
Carnival Corp. (Panama)	14,652	502,417
International Game Technology	142,460	2,380,507
TUI AG (Germany)*	45,260	536,933

		3,419,857

Environmental Control — 1.0%
Republic Services, Inc.	71,660	2,432,140
Stericycle, Inc.*	20,715	2,287,557

		4,719,697

Financial – Bank & Trust — 0.3%
HSBC Holdings PLC (United Kingdom), (QMTF)	36,841	381,386
HSBC Holdings PLC (United Kingdom), (XHKG)	102,700	1,064,513

		1,445,899

Food — 1.8%
Aryzta AG (Switzerland)*	12,312	691,113
First Pacific Co. Ltd. (Hong Kong)	677,475	724,216
Kraft Foods Group, Inc.	13,876	775,252
Metro AG (Germany)	24,700	780,466
Mondelez International, Inc. (Class A Stock)	50,150	1,430,780
Nestle SA (Switzerland)	7,667	503,112
Unilever PLC (United Kingdom)	41,184	1,667,229

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food (continued)
Whole Foods Market, Inc.	35,991	$1,852,817

		8,424,985

Healthcare Products — 1.3%
Covidien PLC (Ireland)	11,110	698,152
Getinge AB (Sweden)	26,649	809,089
IDEXX Laboratories, Inc.*(a)	16,859	1,513,601
Intuitive Surgical, Inc.*	5,143	2,605,341
Mindray Medical International Ltd. (China), ADR(a)	13,111	491,007

		6,117,190

Healthcare Services — 2.6%
Aetna, Inc.	50,910	3,234,821
Covance, Inc.*	22,156	1,686,958
DaVita HealthCare Partners, Inc.*	15,331	1,851,985
ICON PLC (Ireland)*	19,709	698,290
UnitedHealth Group, Inc.	77,800	5,094,344

		12,566,398

Holding Companies–Diversified — 0.3%
Exor SpA (Italy)	21,500	636,725
Noble Group Ltd. (Singapore)	840,000	638,849

		1,275,574

Home Furnishings — 0.4%
Harman International Industries, Inc.	21,100	1,143,620
Sony Corp. (Japan)	38,100	804,909

		1,948,529

Hotels, Restaurants & Leisure — 0.3%
Kangwon Land, Inc. (South Korea)	26,130	720,104
SJM Holdings Ltd. (Hong Kong)	346,600	841,134

		1,561,238

Industrial Products — 0.7%
Ingersoll-Rand PLC (Ireland)	60,440	3,355,629

Insurance — 4.5%
Allianz SE (Germany)	7,121	1,039,385
Allstate Corp. (The)	41,910	2,016,709
American International Group, Inc.*	126,236	5,642,749
AON PLC (United Kingdom)	30,100	1,936,935
Berkshire Hathaway, Inc. (Class B Stock)*	22,400	2,507,008
Challenger Ltd. (Australia)	142,000	517,808
Delta Lloyd NV (Netherlands)	9,400	188,375
Euler Hermes SA (France)	5,201	524,324
Everest Re Group Ltd. (Bermuda)	5,313	681,445
Fairfax Financial Holdings Ltd. (Canada)	1,600	629,183
Marsh & McLennan Cos., Inc.	88,050	3,514,956
Reinsurance Group of America, Inc.	19,870	1,373,216
Resolution Ltd. (Guernsey)	175,360	759,606

		21,331,699

Internet — 0.7%
Google, Inc. (Class A Stock)*	3,535	3,112,108

Investment Companies — 0.3%
Investment AB Kinnevik (Sweden) (Class B Stock)	24,903	638,441
Investor AB (Sweden) (Class B Stock)	35,384	949,737

		1,588,178

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery – Construction & Mining — 0.1%
Komatsu Ltd. (Japan)	21,100	$485,974

Media — 1.5%
British Sky Broadcasting Group PLC (United Kingdom)	55,700	671,019
Comcast Corp. (Special Class A Stock)	70,670	2,803,479
Lagardere SCA (France)	17,917	499,914
Time Warner, Inc.	44,580	2,577,616
Wolters Kluwer NV (Netherlands)	21,477	454,912

		7,006,940

Metals & Mining — 1.2%
Barrick Gold Corp. (Canada)	27,900	440,373
BHP Billiton Ltd. (Australia), ADR(a)	8,312	479,270
BHP Billiton PLC (United Kingdom), ADR(a)	13,500	692,145
Cameco Corp. (Canada)	93,300	1,927,578
Coeur d’Alene Mines Corp.*	75,080	998,564
Nippon Steel & Sumitomo Metal Corp. (Japan)	134,000	361,030
Norsk Hydro ASA (Norway)	74,978	300,657
POSCO (South Korea)	970	252,837
Rio Tinto PLC (United Kingdom), ADR(a)	11,997	492,837

		5,945,291

Miscellaneous Manufacturers — 1.3%
Danaher Corp.	37,333	2,363,179
FUJIFILM Holdings Corp. (Japan)	29,500	648,813
Parker Hannifin Corp.	20,690	1,973,826
Siemens AG (Germany)	10,905	1,104,273

		6,090,091

Oil & Gas — 7.0%
Apache Corp.	25,800	2,162,814
BP PLC (United Kingdom), ADR(a)	19,200	801,408
Chesapeake Energy Corp.(a)	45,790	933,200
Chevron Corp.	28,460	3,367,956
China Oilfield Services Ltd. (China) (Class H Stock)	280,000	544,568
ConocoPhillips	13,740	831,270
Core Laboratories NV (Netherlands)	22,957	3,481,658
Eni SpA (Italy)	55,000	1,128,812
Exxon Mobil Corp.	13,280	1,199,848
FMC Technologies, Inc.*	41,962	2,336,444
Halliburton Co.	43,070	1,796,880
Marathon Oil Corp.	33,290	1,151,168
National Grid PLC (United Kingdom)	72,116	817,485
National Oilwell Varco, Inc.	52,502	3,617,388
Noble Corp.	24,939	937,208
Phillips 66	17,560	1,034,460
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XEQT)	11,110	355,005
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XLON)	24,737	790,204
Schlumberger Ltd. (Netherlands)	32,434	2,324,220
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,855	697,367
Statoil ASA (Norway), ADR(a)	23,694	490,229
Subsea 7 SA (Luxembourg)*	21,212	371,904
Transocean Ltd. (Switzerland)	11,140	534,163
Whiting Petroleum Corp.*	31,270	1,441,234

		33,146,893

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products — 0.8%
International Paper Co.	46,540	$2,062,187
Smurfit Kappa Group PLC (Ireland)	63,368	1,056,862
Svenska Cellulosa AB (Sweden) (Class B Stock)	31,478	789,428

		3,908,477

Pharmaceuticals — 3.8%
Abbott Laboratories	59,640	2,080,243
AbbVie, Inc.	53,735	2,221,405
AstraZeneca PLC (United Kingdom)	8,700	411,328
Endo Health Solutions, Inc.*	54,260	1,996,225
Express Scripts Holding Co.*	49,495	3,053,347
Forest Laboratories, Inc.*	933	38,253
Mead Johnson Nutrition Co.	29,406	2,329,837
Novartis AG (Switzerland)	16,867	1,194,699
Novartis AG (Switzerland), ADR	8,949	632,784
Roche Holding AG (Switzerland)	3,121	774,624
Sanofi (France)	9,358	967,430
Shire PLC (United Kingdom)	25,621	811,939
Teva Pharmaceutical Industries Ltd. (Israel), ADR	46,560	1,825,152

		18,337,266

Pipelines — 0.2%
APA Group (Australia)	103,499	567,172
Williams Cos., Inc. (The)	19,610	636,737

		1,203,909

Real Estate — 0.1%
Conwert Immobilien Invest SE (Austria)*	23,565	233,037
Daito Trust Construction Co. Ltd. (Japan)	3,600	339,191

		572,228

Retail — 3.6%
Costco Wholesale Corp.	16,481	1,822,304
CVS Caremark Corp.	99,835	5,708,565
Daphne International Holdings Ltd. (China)	372,000	317,058
Kingfisher PLC (United Kingdom)	125,761	655,699
Lowe’s Cos., Inc.	45,050	1,842,545
Nitori Holdings Co. Ltd. (Japan)	11,300	909,752
Starbucks Corp.	43,896	2,874,749
USS Co. Ltd. (Japan)	5,670	718,814
Wal-Mart Stores, Inc.	30,100	2,242,149

		17,091,635

Semiconductors — 1.5%
Advanced Semiconductor Engineering, Inc. (Taiwan)	664,723	553,347
ARM Holdings PLC (United Kingdom), ADR(a)	28,960	1,047,773
QUALCOMM, Inc.	43,802	2,675,426
Samsung Electronics Co. Ltd. (South Korea)	324	378,699
Texas Instruments, Inc.	71,060	2,477,862

		7,133,107

Software — 2.5%
Amadeus IT Holding SA (Spain) (Class A Stock)	50,758	1,624,510
ANSYS, Inc.*	18,446	1,348,403
Citrix Systems, Inc.*	22,675	1,367,983

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

COMMON STOCKS (continued)			Shares	Value (Note 2)
Software (continued)
Electronic Arts, Inc.*			93,255	$2,142,067
Microsoft Corp.			104,200	3,598,026
Open Text Corp. (Canada)			4,600	314,962
salesforce.com, Inc.*(a)			39,002	1,489,096

				11,885,047

Telecommunications — 2.1%
CenturyLink, Inc.			59,680	2,109,688
Cisco Systems, Inc.			94,330	2,293,162
Inmarsat PLC (United Kingdom)			33,781	345,955
Nippon Telegraph & Telephone Corp. (Japan)			21,300	1,110,175
Rogers Communications, Inc. (Canada)			7,369	288,865
SK Telecom Co. Ltd. (South Korea)			3,827	703,806
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)			74,700	847,085
Vivendi SA (France)			33,858	641,660
Vodafone Group PLC (United Kingdom)			397,663	1,139,581
Windstream Corp.			87,760	676,630

				10,156,607

Transportation — 0.5%
Asciano Ltd. (Australia)			162,000	740,949
China Shipping Container Lines Co. Ltd.
(China) (Class H Stock)*			1,059,000	274,466
Kintetsu World Express, Inc. (Japan)			17,500	700,270
Orient Overseas International Ltd. (Hong Kong)			103,500	662,979

				2,378,664

Water — 0.2%
Guangdong Investment Ltd. (China)			983,900	852,542

TOTAL COMMON STOCKS (cost $280,933,168)				319,284,510

EXCHANGE TRADED FUNDS — 0.7%
iShares MSCI EAFE Index Fund			11,482	658,837
iShares MSCI United Kingdom Index Fund			20,908	369,235
iShares Russell 1000 Value Index Fund			28,300	2,371,257

TOTAL EXCHANGE TRADED FUNDS (cost $3,143,441)				3,399,329

PREFERRED STOCK — 0.1%
Commercial Banks
Sberbank of Russia (Russia), (PRFC) (cost $417,586)			196,300	333,710

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.1%
AmeriCredit Automobile Receivables Trust,
Series 2011-1, Class A3
1.390%	09/08/15	Aaa	$107	106,803
Series 2012-1, Class C
2.670%	01/08/18	Aa3	100	102,275
Series 2012-1, Class D
4.720%	03/08/18	Baa2	202	214,106
Series 2012-2, Class D
3.380%	04/09/18	Baa1	67	68,403

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Series 2012-3, Class C
2.420%	05/08/18	Aa3	$237	$236,266
Series 2012-3, Class D
3.030%	07/09/18	Baa1	131	130,641
Series 2012-4, Class C
1.930%	08/08/18	A+(d)	93	91,756
Series 2012-5, Class C
1.690%	11/08/18	A+(d)	212	207,468
Series 2013-1, Class C
1.570%	01/08/19	A+(d)	54	52,555
Asset Backed Funding Certificates,
Series 2005-AQ1, Class A6
4.780%	06/25/35	BB(d)	159	163,697
Bear Stearns Asset Backed Securities I Trust,
Series 2004-BO1, Class M4
1.404%(c)	10/25/34	Baa1	47	43,372
Capital Auto Receivables Asset Trust,
Series 2013-1, Class B
1.290%	04/20/18	Aa1	54	53,467
Capital One Multi-Asset Execution Trust,
Series 2005-B1, Class B1
4.900%	12/15/17	A2	437	463,552
Centex Home Equity,
Series 2004-D, Class AF5
5.350%	09/25/34	A1	85	90,739
Series 2005-C, Class AF5
5.048%	06/25/35	Aa3	214	217,082
Ford Credit Auto Owner Trust,
Series 2012-D, Class C
1.230%	08/15/18	AA(d)	125	124,369
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T1, Class A1, 144A
0.898%	01/15/44	AAA(d)	270	269,055
Series 2013-T2, Class A2, 144A
1.147%	05/16/44	AAA(d)	135	134,856
Series 2013-T3, Class A3, 144A
1.793%	05/15/46	AAA(d)	265	264,716
Hyundai Auto Receivables Trust,
Series 2012-A, Class D
2.610%	05/15/18	Baa2	47	47,810
Series 2012-B, Class C
1.950%	10/15/18	A(d)	55	55,789
Series 2012-C, Class B
1.060%	06/15/18	Aa2	99	97,573
Series 2013-B, Class C
1.710%	02/15/19	A+(d)	162	161,765
Nationstar Mortgage Advance Receivable Trust,
Series-T2A, Class A2, 144A
1.679%	06/20/46	AAA(d)	321	320,656
RAMP Trust,
Series 2004-RS3, Class AI4
5.335%(c)	03/25/34	Baa1	415	443,580
Santander Drive Auto Receivables Trust,
Series 2010-3, Class B
2.050%	05/15/15	AA+(d)	105	105,599
Series 2012-4, Class C
2.940%	12/15/17	Aa3	298	303,490
Series 2012-5, Class C
2.700%	08/15/18	A1	89	89,560
Series 2012-6, Class C

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
1.940%	03/15/18	A1	$59	$58,586
Series 2013-1, Class C
1.760%	01/15/19	A(d)	252	245,489
Series 2013-2, Class C
1.950%	03/15/19	A2	415	405,583
SLM Student Loan Trust,
Series 2013-A, Class A1, 144A
0.793%(c)	08/15/22	Aaa	117	115,920

TOTAL ASSET-BACKED SECURITIES (cost $5,532,788)				5,486,578

CERTIFICATES OF DEPOSIT — 0.6%
Ally Bank
1.150%	08/03/15		245	246,369
American Express Centurion Bank
1.700%	07/26/17		245	247,088
Barclays Bank Delaware
1.100%(c)	03/26/18		245	238,753
BMW Bank of North America
1.000%	09/21/15		250	251,193
CIT Bank
2.100%	07/25/19		245	243,366
Compass Bank
1.150%	06/29/15		245	246,493
Discover Bank
1.800%	06/27/17		245	247,365
GE Capital Bank
1.350%	06/22/16		245	245,045
GE Capital Retail Bank
1.800%	06/22/17		245	247,365
Goldman Sachs Bank USA
1.800%	06/27/17		245	246,892
Sallie Mae Bank
1.750%	08/15/17		247	249,066
State Bank of India (India)
0.900%	01/25/16		245	244,564

TOTAL CERTIFICATES OF DEPOSIT (cost $2,930,789)				2,953,559

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 2.7%
Banc of America Commercial Mortgage Trust,
Series 2006-6, Class AM
5.390%	10/10/45	Ba1	409	433,984
Series 2007-4, Class AM
6.002%(c)	02/10/51	BB+(d)	395	427,340
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-2, Class A5
4.857%(c)	07/10/43	Aaa	204	215,769
Series 2005-5, Class A4
5.115%(c)	10/10/45	Aaa	375	403,425
Series 2006-1, Class A4
5.372%(c)	09/10/45	Aaa	300	326,495
Bear Stearns Commercial Mortgage Securities Trust,
2005-PWR9, Class AJ
4.985%	09/11/42	A3	113	115,162
Series 2006-T22, Class AJ
5.766%(c)	04/12/38	Aa3	86	92,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
CD 2005-CD1 Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.392%(c)	07/15/44	A3	$489	$511,877
CD 2007-CD5 Mortgage Trust,
Series 2007-CD5, Class AJ
6.323%	11/15/44	Baa2	354	372,587
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class A4
5.615%(c)	04/15/40	Aaa	40	41,350
Commercial Mortgage Pass-Through Certificates,
Series 2006-C1, Class AJ
5.407%(c)	02/15/39	A-(d)	564	601,763
Series 2007-C2, Class AM
5.615%	01/15/49	A3	168	178,466
Series 2012-CR2, Class A4
3.147%	08/15/45	Aaa	87	83,128
Series 2013-WWP, Class B, 144A
3.726%	03/10/23	AA-(d)	486	483,988
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	Aa2	135	144,640
Series 2013-CR7, Class A1
0.716%	03/10/46	Aaa	114	112,428
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3, Class AJ
4.771%	07/15/37	Baa1	222	229,522
Series 2005-C6, Class AJ
5.230%(c)	12/15/40	A2	299	315,939
Extended Stay America Trust,
Series 2013-ESFL, Class A2FL, 144A
0.894%(c)	12/05/31	Aaa	120	119,397
Series 2013-ESH7, Class A17, 144A
2.295%	12/05/31	Aaa	240	233,808
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	AAA(d)	287	290,537
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.637%(c)	05/10/40	AAA(d)	109	108,730
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A6
5.396%(c)	08/10/38	Aaa	119	122,383
Series 2005-GG4, Class A4
4.761%	07/10/39	Aa1	375	396,819
Series 2005-GG4, Class A4A
4.751%	07/10/39	Aaa	250	262,588
Series 2011-GC5, Class A4
3.707%	08/10/44	Aaa	451	456,903
Series 2013-G1, Class A2
3.557%(c)	04/10/31	AAA(d)	385	375,806
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP5, Class A4
5.367%(c)	12/15/44	Aaa	100	107,914
Series 2011-CCHP, Class B, 144A
3.500%(c)	07/15/28	Aaa	400	400,165
Series 2013-C10, Class AS
3.372%	12/15/47	AAA(d)	443	417,192

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP8, Class AJ
5.480%	05/15/45	A3	$380	$383,000
JPMorgan Mortgage Trust,
Series 2013-1, Class 2A2, 144A
2.500%(c)	03/01/43	NR	700	680,828
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	51	55,088
Series 2006-C4, Class AM
6.081%(c)	06/15/38	A2	251	273,559
Series 2006-C6, Class AJ
5.452%(c)	09/15/39	Baa2	299	313,599
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	BBB(d)	170	185,624
Morgan Stanley Capital I, Inc.,
Series 2006-HQ9, Class AJ
5.793%(c)	07/12/44	BBB+(d)	443	473,356
Series 2008-T29, Class A4
6.459%(c)	01/11/43	AA(d)	774	899,662
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	Aaa	60	59,064
Series 2012-C4, Class A3
2.533%	12/10/45	AAA(d)	84	80,610
Series 2013-C5, Class A4
3.185%	03/10/46	Aaa	308	295,996
Series 2013-C5, Class AAB
2.687%	03/10/46	Aaa	90	88,075
VNO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	AAA(d)	101	94,153
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083%(c)	03/15/42	Aaa	29	30,538
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(c)	02/15/44	Aaa	123	133,948
Series 2013-C13, Class AS
3.345%	05/15/45	Aaa	210	195,756

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,125,161)				12,624,961

CORPORATE BONDS — 10.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/15/22	Baa3	60	57,530
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22	Baa1	180	173,607

				231,137

Aerospace & Defense — 0.1%
BE Aerospace, Inc.,
Sr. Unsec’d. Notes
6.875%	10/01/20	Ba2	95	102,600

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.070%	12/15/42	Baa1	$140	$122,236
Spirit Aerosystems, Inc.,
Gtd. Notes
7.500%	10/01/17	Ba3	105	109,725

				334,561

Agriculture
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.650%	05/16/18	A2	130	149,868

Airlines — 0.1%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
9.250%	08/01/15	B2	140	146,650
United Continental Holdings, Inc.,
Gtd. Notes(a)
6.375%	06/01/18	B2	195	191,588

				338,238

Auto Parts & Equipment — 0.1%
Dana Holding Corp.,
Sr. Unsec’d. Notes(a)
6.750%	02/15/21	B2	75	79,688
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23	Ba1	40	41,100
5.875%	05/15/19	Ba1	100	106,250

				227,038

Automobiles
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	Baa3	248	218,139

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
7.750%	01/15/19	Baa1	87	110,040
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
3.150%	11/15/20	Aa3	300	307,377
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42	Baa2	145	139,280
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.000%	08/25/21	Aa3	300	295,123

				851,820

Biotechnology
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20	Baa3	100	112,657

Building & Construction
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22	B1	25	24,125

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Building Materials
Vulcan Materials Co.,
Sr. Unsec’d. Notes
6.500%	12/01/16	Ba3	$105	$113,663

Chemicals — 0.1%
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22	Ba2	80	78,500
CF Industries, Inc.,
Gtd. Notes
6.875%	05/01/18	Baa3	284	333,904

				412,404

Commercial Banks — 1.5%
Ally Financial, Inc.,
Gtd. Notes(a)
5.500%	02/15/17	B1	125	130,601
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
1.450%	05/15/18	A2	549	531,015
Bank of America Corp.,
Jr. Sub. Notes(a)
8.000%(c)	12/29/49	B1	110	122,513
Sr. Unsec’d. Notes, MTN(a)
2.000%	01/11/18	Baa2	490	474,621
3.300%	01/11/23	Baa2	365	344,979
Canadian Imperial Bank of Commerce (Canada),
Deposit Notes
2.650%	11/08/16	Aa3	CAD 377	362,357
Fifth Third Bancorp,
Sr. Unsec’d. Notes
0.900%	02/26/16	A3	300	295,811
Sub. Notes
4.500%	06/01/18	Baa2	452	486,747
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	02/13/23	Aaa	346	328,911
Sr. Unsec’d. Notes, MTN
3.625%	02/20/18	Aaa	NZD 314	238,526
KeyCorp,
Sr. Unsec’d. Notes, MTN(a)
5.100%	03/24/21	Baa1	150	166,885
PNC Funding Corp.,
Bank Gtd. Notes
3.300%	03/08/22	A3	375	360,473
Provident Funding Associates LP/PFG Finance Corp.,
Gtd. Notes, 144A
6.750%	06/15/21	Ba3	30	29,925
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.750%	06/15/15	Ba1	115	124,056
7.750%	11/10/14	Ba1	43	46,465
US Bancorp,
Jr. Sub. Notes
3.442%	02/01/16	A3	654	685,580
Sub. Notes, MTN
2.950%	07/15/22	A2	710	658,630
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.625%	12/11/17	A2	338	384,203

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Commercial Banks (continued)
Sub. Notes(a)
3.450%	02/13/23	A3	$180	$171,906
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
4.875%	11/19/19	Aa2	190	212,962
Zions Bancorporation,
Sr. Unsec’d. Notes
4.000%	06/20/16	BBB-(d)	85	88,942
4.500%	03/27/17	BBB-(d)	340	359,565
4.500%	06/13/23	BBB-(d)	350	344,529

				6,950,202

Commercial Services — 0.2%
FTI Consulting, Inc.,
Gtd. Notes(a)
6.750%	10/01/20	Ba2	110	115,775
Lender Processing Services, Inc.,
Gtd. Notes
5.750%	04/15/23	Ba2	75	79,688
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22	A2	245	236,260
PHH Corp.,
Sr. Unsec’d. Notes
9.250%	03/01/16	Ba2	135	150,188
President and Fellows of Harvard College,
Unsec’d. Notes
6.300%	10/01/37	Aaa	414	465,399
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
5.500%	05/15/15	Ba3	70	73,150
Service Corp. International,
Sr. Unsec’d. Notes
6.750%	04/01/16	Ba3	40	42,950

				1,163,410

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	05/04/43	Aa1	105	93,264
iGATE Corp.,
Gtd. Notes(a)
9.000%	05/01/16	B2	170	176,800
International Business Machines Corp.,
Sr. Unsec’d. Notes
5.700%	09/14/17	Aa3	350	404,279
Stream Global Services, Inc.,
Sr. Sec’d. Notes
11.250%	10/01/14	B1	145	146,450

				820,793

Containers & Packaging — 0.1%
Ball Corp.,
Gtd. Notes
4.000%	11/15/23		55	50,875
5.750%	05/15/21	Ba1	131	137,877
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23	Ba2	10	9,425

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Containers & Packaging (continued)
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16	Ba3	$60	$66,900

				265,077

Distribution/Wholesale — 0.1%
Glencore Funding LLC,
Gtd. Notes, 144A(a)
4.125%	05/30/23	Baa2	185	164,999
6.000%	04/15/14	Baa2	300	310,521

				475,520

Diversified Financial Services — 1.8%
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes(a)
6.250%	12/01/19	Ba3	75	77,906
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.800%	09/19/16	A2	255	264,746
American Honda Finance Corp.,
Unsec’d. Notes, 144A
1.000%	08/11/15	A1	242	242,392
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
7.150%	02/15/19	A2	443	552,603
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.750%	05/01/18	Baa2	445	425,537
4.450%	01/10/17	Baa2	378	404,759
Sub. Notes
3.500%	05/15/23	Baa3	276	247,884
4.050%	07/30/22	Baa3	65	62,472
CNH Capital LLC,
Gtd. Notes
6.250%	11/01/16	Ba2	55	58,575
Discover Bank,
Sub. Notes
7.000%	04/15/20	Ba1	300	350,108
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.750%	06/01/16	B2	55	56,513
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.500%	01/15/16	Baa3	200	201,744
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	A1	769	815,726
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes, 144A(a)
2.750%	05/15/16	Ba3	85	83,619
4.250%	05/15/23	Ba3	120	111,750
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes(a)
2.375%	01/22/18	A3	367	360,332
Sub. Notes
6.750%	10/01/37	Baa1	390	399,502
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.625%	10/02/15	Baa1	185	184,401

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18	Ba3	$245	$257,250
International Lease Finance Corp.,
Sr. Unsec’d. Notes(a)
3.875%	04/15/18	Ba3	190	178,600
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
8.500%	07/15/19	Baa3	225	271,125
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.150%	07/05/16	A2	406	421,672
3.200%	01/25/23	A2	425	403,455
Sub. Notes(a)
3.375%	05/01/23	A3	345	321,250
Morgan Stanley,
Sr. Unsec’d. Notes
4.750%	03/22/17	Baa1	244	258,800
Sub. Notes
4.100%	05/22/23	Baa2	481	444,405
National Money Mart Co. (Canada),
Gtd. Notes
10.375%	12/15/16	B2	125	132,500
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
2.350%	06/15/20		150	145,316
10.375%	11/01/18	A1	233	322,815
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
8.600%	08/15/19	Baa2	225	279,785
SLM Corp.,
Sr. Unsec’d. Notes, MTN
8.450%	06/15/18	Ba1	195	216,450
State Street Corp.,
Sub. Notes(a)
3.100%	05/15/23	A2	155	145,184

				8,699,176

Electric — 0.4%
AES Corp. (The),
Sr. Unsec’d. Notes(a)
8.000%	06/01/20	Ba3	145	165,300
Alabama Power Co.,
Sr. Unsec’d. Notes
5.650%	03/15/35	A2	450	472,356
Ameren Corp.,
Sr. Unsec’d. Notes
8.875%	05/15/14	Baa3	150	159,884
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes(a)
7.125%	12/01/18	A3	416	517,262
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.400%	03/28/25	Aa2	107	151,511
NiSource Finance Corp.,
Gtd. Notes
4.800%	02/15/44	Baa3	58	52,519
5.800%	02/01/42	Baa3	80	82,396

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	06/15/23	A3	$165	$161,581
PacifiCorp,
First Mortgage
3.850%	06/15/21	A2	164	172,863
PPL Capital Funding, Inc.,
Gtd. Notes
4.200%	06/15/22	Baa3	140	140,743

				2,076,415

Electrical Equipment
Anixter, Inc.,
Gtd. Notes
5.950%	03/01/15	Ba3	120	125,100
Coleman Cable, Inc.,
Gtd. Notes
9.000%	02/15/18	B3	75	79,500

				204,600

Electronics
Kemet Corp.,
Sr. Sec’d. Notes
10.500%	05/01/18	Caa1	50	51,000

Entertainment & Leisure — 0.1%
American Casino & Entertainment Properties LLC,
Sr. Sec’d. Notes
11.000%	06/15/14	B3	165	164,587
Diamond Resorts Corp.,
Sr. Sec’d. Notes
12.000%	08/15/18	B3	52	56,940
Lions Gate Entertainment, Inc.,
Sec’d. Notes
10.250%	11/01/16	Ba3	75	80,344
Scientific Games International, Inc.,
Gtd. Notes
9.250%	06/15/19	B1	55	59,538

				361,409

Environmental Control
Clean Harbors, Inc.,
Gtd. Notes(a)
5.250%	08/01/20	Ba2	80	81,200
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22	Baa3	150	137,854

				219,054

Food & Beverage
Hawk Acquisition Sub, Inc.,
Sec’d. Notes, 144A(a)
4.250%	10/15/20	B1	235	224,719

Foods
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes(a)
3.200%	01/25/23	Baa2	100	95,627

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Healthcare Products
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.200%	06/15/23	A3	$120	$117,705

Healthcare Services — 0.1%
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.450%	06/15/21	Baa3	100	111,386
6.300%	08/15/14	Baa3	150	158,558
HCA Holdings, Inc.,
Sr. Unsec’d. Notes(a)
7.750%	05/15/21	B3	125	135,000
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42	A3	125	107,550

				512,494

Home Construction
Standard Pacific Corp.,
Gtd. Notes
10.750%	09/15/16	B3	40	47,500

Hotels, Restaurants & Leisure — 0.2%
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sr. Sec’d. Notes
7.625%	01/15/16	B2	30	31,650
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	B3	120	127,200
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Unsec’d. Notes
7.250%	06/15/16	Ba1	50	55,000
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
5.625%	03/01/21	Baa3	285	305,407
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
First Mortgage
5.375%	03/15/22	BBB-(d)	200	202,000

				721,257

Insurance — 0.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
8.250%	08/15/18	Baa1	420	520,860
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.000%	05/15/22	Aa2	275	266,054
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes(a)
4.500%	02/11/43	Aa2	200	190,044
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21	Baa2	100	112,552
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
4.300%	04/15/43	Baa3	60	51,968
ING US, Inc.,
Gtd. Notes, 144A
2.900%	02/15/18	Baa3	275	276,384

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Insurance (continued)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	Baa2	$150	$160,489
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.750%	07/01/19	Baa2	100	128,213
MetLife, Inc.,
Jr. Sub. Notes
10.750%	08/01/69	Baa2	300	463,500
Willis North America, Inc.,
Gtd. Notes
7.000%	09/29/19	Baa3	223	256,118

				2,426,182

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22	Baa1	66	59,912
Google, Inc.,
Sr. Unsec’d. Notes
3.625%	05/19/21	Aa2	216	225,740

				285,652

Investment Companies
Temasek Financial I Ltd. (Singapore),
Gtd. Notes, 144A
2.375%	01/23/23	Aaa	250	222,078

Media — 0.3%
Comcast Corp.,
Gtd. Notes
4.250%	01/15/33	A3	265	253,554
6.300%	11/15/17	A3	200	236,310
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.150%	03/15/42	Baa2	135	120,430
6.375%	03/01/41	Baa2	150	156,761
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	Ba2	70	74,375
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	Baa2	200	215,739
News America, Inc.,
Gtd. Notes(a)
3.000%	09/15/22	Baa1	150	139,994
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42	Baa2	35	27,142
8.750%	02/14/19	Baa2	225	276,182
Walt Disney Co. (The),
Sr. Unsec’d. Notes
2.750%	08/16/21	A2	98	96,465

				1,596,952

Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes(a)
1.875%	11/21/16	A1	115	116,667

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Metals & Mining (continued)
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20	B1	$100	$104,750
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	Baa2	165	157,993
Reliance Steel & Aluminum Co.,
Gtd. Notes
4.500%	04/15/23	Baa3	110	104,306
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes(a)
2.250%	12/14/18	A3	136	132,160
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
4.250%	10/25/22	Baa2	125	113,484

				729,360

Miscellaneous Manufacturers — 0.2%
Eaton Corp.,
Gtd. Notes, 144A
2.750%	11/02/22	Baa1	205	191,781
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	Aa3	534	505,374
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda),
Gtd. Notes, 144A
2.875%	01/15/19	Baa2	60	59,189

				756,344

Multi-National — 0.2%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
3.250%	07/20/17		NZD 289	217,976
Corp. Andina De Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	06/15/22	Aa3	195	198,566
Nordic Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.125%	03/16/17	Aaa	NZD 232	181,678
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	Aaa	401	369,916

				968,136

Oil & Gas — 1.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
9.625%	10/15/18	B3	95	98,563
Apache Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23	A3	275	253,559
Berry Petroleum Co.,
Sr. Unsec’d. Notes
10.250%	06/01/14	B1	145	152,975
Bill Barrett Corp.,
Gtd. Notes(a)
7.625%	10/01/19	B1	80	82,800
9.875%	07/15/16	B1	115	120,980

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Oil & Gas (continued)
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.200%	03/11/16	A2	$506	$531,670
3.245%	05/06/22	A2	363	352,279
Chesapeake Energy Corp.,
Gtd. Notes(a)
6.125%	02/15/21	Ba3	150	157,500
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	Aa1	297	279,311
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19	A1	264	309,266
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19	B3	160	161,600
Hornbeck Offshore Services, Inc.,
Gtd. Notes(a)
5.875%	04/01/20	Ba3	85	85,425
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
8.625%	04/15/20	B2	140	147,000
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	A1	235	216,877
Petrobras Global Finance BV (Netherlands),
Gtd. Notes(a)
3.000%	01/15/19		239	222,004
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes(a)
5.375%	01/27/21	A3	250	251,174
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A(a)
3.500%	01/30/23	Baa1	230	212,175
Plains Exploration & Production Co.,
Gtd. Notes
6.625%	05/01/21	B1	86	91,045
6.875%	02/15/23	B1	197	210,771
Pride International, Inc.,
Gtd. Notes
8.500%	06/15/19	Baa1	285	362,470
Sempra Energy,
Sr. Unsec’d. Notes
9.800%	02/15/19	Baa1	100	134,825
Shell International Finance BV (Netherlands),
Gtd. Notes(a)
2.250%	01/06/23	Aa1	276	253,190
Statoil ASA (Norway),
Gtd. Notes(a)
2.450%	01/17/23	Aa2	175	162,117
Weatherford International Ltd. (Bermuda),
Gtd. Notes
5.950%	04/15/42	Baa2	160	151,227

				5,000,803

Paper & Forest Products — 0.1%
Graphic Packaging International, Inc.,
Gtd. Notes
7.875%	10/01/18	Ba3	80	86,400

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Paper & Forest Products (continued)
International Paper Co.,
Sr. Unsec’d. Notes
9.375%	05/15/19	Baa3	$150	$196,058

				282,458

Pharmaceuticals — 0.2%
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
5.650%	05/15/18	A1	160	185,558
Mylan, Inc.,
Gtd. Notes, 144A
6.000%	11/15/18	Baa3	160	175,341
Sr. Unsec’d. Notes, 144A
1.800%	06/24/16	Baa3	95	94,742
Pfizer, Inc.,
Sr. Unsec’d. Notes(a)
4.300%	06/15/43	A1	195	189,327
Teva Pharmaceutical Finance Co. BV (Curacao),
Gtd. Notes
3.650%	11/10/21	A3	205	205,019

				849,987

Pipelines — 0.4%
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21	B1	311	345,987
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	Baa2	100	101,849
EL Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21	Ba1	360	386,247
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
9.700%	03/15/19	Baa3	250	324,443
Enterprise Products Operating LLC,
Gtd. Notes(a)
3.350%	03/15/23	Baa1	335	322,372
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
7.875%	12/15/18	B1	120	128,400
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.650%	02/15/22	Baa3	100	102,507
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21	Baa3	150	160,959

				1,872,764

Real Estate — 0.1%
CB Richard Ellis Services, Inc.,
Gtd. Notes
6.625%	10/15/20	Ba1	100	105,500
Corrections Corp. of America,
Gtd. Notes, 144A
4.125%	04/01/20	Ba1	195	189,637
Healthcare Trust of America Holdings LP,
Gtd. Notes, 144A
3.700%	04/15/23	Baa3	185	173,682

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Real Estate (continued)
WEA Finance LLC,
Gtd. Notes, 144A
4.625%	05/10/21	A2	$200	$210,989

				679,808

Real Estate Investment Trusts — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	Baa3	95	86,989
4.700%	03/15/22	Baa3	120	121,031
Boston Properties LP,
Sr. Unsec’d. Notes(a)
3.125%	09/01/23	Baa2e	115	106,225
Brandywine Operating Partnership LP,
Gtd. Notes
7.500%	05/15/15	Baa3	255	282,342
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23	Baa1	80	73,510
Felcor Lodging LP,
Sr. Sec’d. Notes(a)
5.625%	03/01/23	B2	130	126,425
10.000%	10/01/14	B2	32	34,560
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
6.000%	10/01/21	Ba1	100	108,382
ProLogis LP,
Gtd. Notes
6.625%	05/15/18	Baa2	150	172,650
Sr. Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	04/15/20	Baa3	150	165,023
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.750%	06/01/21	Baa2	160	168,087

				1,445,224

Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes(a)
2.875%	01/15/23	Baa2	295	269,383
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/41	Baa2	100	112,723
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
7.507%	01/10/32	Baa2	233	286,674
O’Reilly Automotive, Inc.,
Gtd. Notes
3.850%	06/15/23	Baa3	125	121,389
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	Aa2	498	629,265

				1,419,434

Schools — 0.1%
George Washington University (The), Bonds
3.485%	09/15/22	A1	300	293,663

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
CORPORATE BONDS (continued)
Schools (continued)
Unsec’d. Notes
1.827%	09/15/17	A1	$91	$90,435

				384,098

Semiconductors
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32	A1	165	153,224

Software
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	06/01/19	Aaa	200	221,556

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	02/15/17	A3	107	105,910
2.625%	12/01/22	A3	260	237,987
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	Baa3	100	94,296
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/39	A1	256	303,731
Frontier Communications Corp.,
Sr. Unsec’d. Notes
7.875%	01/15/27	Ba2	150	145,313
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20	B2	155	160,813
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
3.500%	03/01/23	Baa2	110	103,696
NeuStar, Inc.,
Gtd. Notes, 144A
4.500%	01/15/23	Ba3	25	23,625
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	Baa3	298	331,742
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
8.750%	11/01/18	A3	276	359,722
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes
8.375%	10/15/19	Ba2	100	108,500

				1,975,335

Transportation — 0.4%
Burlington Northern and Santa Fe Railway Co.,
Pass-Through Certificates
4.830%	01/15/23	Aa2	287	307,953
5.720%	01/15/24	Aa2	250	283,764
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.450%	03/15/43	A3	90	83,864
CSX Transportation, Inc.,
Sec’d. Notes
6.251%	01/15/23	A1	258	300,558

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Transportation (continued)
Federal Express Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23	A2		$380	$456,506
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22	B1		120	119,100
Kansas City Southern de Mexico SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
2.350%	05/15/20	Baa3		55	53,210
Union Pacific Railroad Co.,
Pass-Through Certificates
8.000%	01/10/21	Aa3		292	349,624

					1,954,579

TOTAL CORPORATE BONDS (cost $50,706,797)					49,243,582

FOREIGN GOVERNMENT BONDS — 0.8%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
4.750%	10/21/15	Aaa	AUD	365	349,297
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes
1.750%	06/15/18	Aaa	CAD	250	233,360
Canadian Government (Canada),
Unsec’d. Notes
1.000%	02/01/15	Aaa	CAD	255	241,720
Export Development Canada (Canada),
Sr. Unsec’d. Notes
3.875%	03/16/17	Aaa	NZD	302	233,639
Malaysia Government (Malaysia),
Sr. Unsec’d. Notes
3.580%	09/28/18	NR	MYR	900	285,190
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
4.000%	02/20/17	Aaa	AUD	272	254,599
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
6.000%	12/15/17	Aaa	NZD	559	479,288
Province of Manitoba Canada (Canada),
Debs
9.500%	09/15/18	AA(d)		92	123,013
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes(a)
1.200%	02/14/18	Aa2		611	593,981
Province of Quebec Canada (Canada),
Debs
7.125%	02/09/24	Aa2		620	806,154
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
4.950%	01/15/21	Ba1	PHP	8,000	189,917
Western Australian Treasury Corp. (Australia),
Gov’t. Gtd. Notes
3.000%	06/08/16	Aaa	AUD	257	234,037

TOTAL FOREIGN GOVERNMENT BONDS (cost $4,290,542)					4,024,195

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value (Note 2)
MUNICIPAL BOND — 0.1%
Ohio
Ohio State University (The),
Revenue Bonds (cost $372,155)
4.910%	06/01/40	Aa1	$325	$321,809

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Bear Stearns ALT-A Trust,
Series 2003-3, Class 2A
2.670%	10/25/33	A3	384	380,072
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A2
2.290%(c)	09/25/35	B1	80	77,329
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 2A1
5.632%(c)	02/25/20	B2	92	95,621
Fannie Mae REMICS,
Series 2005-69, Class AG
5.000%	08/25/35	Aaa	198	216,353
Series 2010-135, Class EA
3.000%	01/25/40	Aaa	46	46,815
Series 2012-75, Class DI, IO
5.500%(c)	07/25/27	Aaa	848	87,898
Freddie Mac REMICS,
Series 2934, Class HI, IO
5.000%	02/15/20	Aaa	144	13,213
Series 3634, Class BA
4.500%	08/15/27	Aaa	25	26,131
Series 3954, Class PD
2.000%	07/15/41	Aaa	149	149,589
MASTR Alternative Loan Trust,
2003-8, Class 3A4
5.500%	12/25/33	A+(d)	83	89,157
MLCC Mortgage Investors, Inc.,
Series 2004-1, Class 2A2
2.360%(c)	12/25/34	Baa2	102	103,431
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 6A
2.662%	09/25/34	Baa3	449	452,139
Series 2004-16, Class 5A3
5.343%(c)	11/25/34	Ba2	64	62,974
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 3A1
6.104%(c)	09/25/37	B2	228	235,189
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR14, Class A1
5.328%(c)	08/25/35	B1	141	139,035

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,198,484)				2,174,946

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%
Federal Farm Credit Banks
0.253%(c)	01/17/17		2,664	2,666,403
3.500%	07/03/23		195	195,328
Federal Home Loan Banks
1.000%	05/15/23		740	717,798

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
3.000%	07/31/19-11/01/42	$3,029	$3,032,838
3.500%	07/01/32-06/01/43	582	595,803
5.625%	11/23/35	1,861	2,024,273
Federal National Mortgage Assoc.
1.961%(s)	10/09/19	395	331,800
2.626%	05/01/36	83	88,556
3.000%	12/01/26-06/01/43	2,027	2,000,909
3.500%	04/01/32-06/01/43	5,083	5,192,965
4.000%	12/01/40-12/01/42	5,518	5,764,792
4.500%	01/01/40-06/01/42	3,422	3,650,315
5.000%	10/01/41	4,388	4,821,754
5.600%	05/15/37	429	482,594
6.000%	04/18/36	2,983	3,371,897
Government National Mortgage Assoc.
2.000%	06/20/39	133	133,268
4.000%	11/15/24	547	582,610
Tennessee Valley Authority
5.250%	09/15/39	351	394,920
5.980%	04/01/36	82	102,173

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $36,849,483)			36,150,996

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bonds
2.750%	11/15/42	572	493,171
2.875%	05/15/43	170	150,450
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/18-01/15/23	453	449,472
0.500%	04/15/15	1,362	1,498,001
0.625%	02/15/43	1,119	951,919
1.250%	04/15/14	290	323,026
U.S. Treasury Notes
0.250%	05/15/16	1,033	1,022,024
0.625%	04/30/18	150	144,961
0.750%	12/31/17	109	106,641
1.000%(a)	05/31/18	113	111,058
1.125%	04/30/20	2,450	2,329,798
1.375%(a)	05/31/20	129	124,495
1.625%	08/15/22-11/15/22	932	873,041
1.750%(a)	05/15/23	8,682	8,131,231
2.000%	02/15/23	236	227,132

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,689,414)			16,936,420

TOTAL LONG-TERM INVESTMENTS (cost $418,189,808)			452,934,595

SHORT-TERM INVESTMENTS — 10.9%		Shares		Value (Note 2)
AFFILIATED MONEY MARKET MUTUAL FUND — 10.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $51,745,226; includes $30,528,561 of cash collateral received for securities on loan)(b)(w)			51,745,226	$51,745,226

Interest Rate	Maturity Date	Principal Amount (000)
FOREIGN TREASURY OBLIGATION(n)
Canadian Treasury Bill (cost $353,285)
0.979%	09/26/13	CAD	364	345,255

TOTAL SHORT-TERM INVESTMENTS (cost $52,098,511)				52,090,481

TOTAL INVESTMENTS — 106.1% (cost $470,288,319)				505,025,076
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (6.1)%				(29,157,707)

NET ASSETS — 100.0%				$475,867,369

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
EAFE	Europe, Australia, Far East
IO	Interest Only
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NR	Not Rated by Moody’s or Standard & Poor’s
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REMICS	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
TIPS	Treasury Inflation Protected Securities
USA	United States of America
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso

*	Non-income producing security.

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,768,782; cash collateral of $30,528,561 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.

(d)	Standard & Poor’s rating.

(n)	Rate shown is the effective yield at purchase date.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at June 30, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at June 30, 2013:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Australian Dollar,
Expiring 09/09/13	Westpac Banking Corp.	AUD	615	$581,724	$558,971	$(22,753)
Expiring 09/09/13	Westpac Banking Corp.	AUD	287	273,174	260,790	(12,384)
New Zealand Dollar,
Expiring 08/13/13	Westpac Banking Corp.	NZD	256	210,209	197,711	(12,498)

				$1,065,107	$1,017,472	$(47,635)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Australian Dollar,
Expiring 09/09/13	Westpac Banking Corp.	AUD	759	$768,086	$690,647	$77,439
Expiring 09/09/13	Westpac Banking Corp.	AUD	642	613,008	583,929	29,079
Expiring 09/09/13	Westpac Banking Corp.	AUD	416	400,521	378,372	22,149
Canadian Dollar,
Expiring 08/26/13	Barclays Capital Group	CAD	250	242,239	237,362	4,877
New Zealand Dollar,
Expiring 08/13/13	Westminster Research Associates LLC	NZD	382	317,373	294,611	22,762
Expiring 08/13/13	Westpac Banking Corp.	NZD	314	259,566	242,451	17,115

				$2,600,793	$2,427,372	$173,421

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$246,197,399	$73,087,111	$—
Exchange Traded Funds	3,399,329	—	—
Preferred Stock	333,710	—	—
Asset-Backed Securities	—	5,486,578	—
Certificates of Deposit	—	2,953,559	—
Commercial Mortgage-Backed Securities	—	12,624,961	—
Corporate Bonds	—	49,243,582	—
Foreign Government Bonds	—	4,024,195	—
Foreign Treasury Obligation	—	345,255	—
Municipal Bond	—	321,809	—
Residential Mortgage-Backed Securities	—	2,174,946	—
U.S. Government Agency Obligations	—	36,150,996	—
U.S. Treasury Obligations	—	16,936,420	—
Affiliated Money Market Mutual Fund	51,745,226	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	125,786	—

Total	$301,675,664	$203,475,198	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Affiliated Money Market Mutual Fund (6.4% represents investments purchased with collateral from securities on loan)	10.9%
Oil & Gas	8.1
U.S. Government Agency Obligations	7.6
Diversified Financial Services	5.8
Insurance	5.0
Commercial Banks	4.7
Pharmaceuticals	4.0
Retail	3.9
U.S. Treasury Obligations	3.6
Computers	3.0
Chemicals	2.8
Commercial Mortgage-Backed Securities	2.7
Healthcare Services	2.7
Software	2.5
Telecommunications	2.5
Electronics	2.3
Commercial Services	1.9
Food	1.8
Media	1.8
Engineering & Construction	1.7
Miscellaneous Manufacturers	1.5
Semiconductors	1.5
Metals & Mining	1.4
Healthcare Products	1.3
Beverages	1.2
Aerospace & Defense	1.1
Asset-Backed Securities	1.1
Auto Parts & Equipment	1.1
Electric	1.0
Environmental Control	1.0
Paper & Forest Products	0.9
Transportation	0.9

Foreign Government Bonds	0.8%
Distribution/Wholesale	0.8
Entertainment & Leisure	0.8
Internet	0.8
Electronic Components & Equipment	0.7
Exchange Traded Funds	0.7
Industrial Products	0.7
Pipelines	0.6
Certificates of Deposit	0.6
Hotel, Restaurants & Leisure	0.5
Residential Mortgage-Backed Securities	0.5
Agriculture	0.4
Airlines	0.4
Computer Services & Software	0.4
Cosmetics/Personal Care	0.4
Diversified Machinery	0.4
Home Furnishings	0.4
Containers & Packaging	0.3
Financial – Bank & Trust	0.3
Holding Companies – Diversified	0.3
Investment Companies	0.3
Real Estate Investment Trusts	0.3
Advertising	0.2
Multi-National	0.2
Real Estate	0.2
Water	0.2
Apparel	0.1
Building Materials	0.1
Machinery – Construction & Mining	0.1
Municipal Bond	0.1
Preferred Stock	0.1
Schools	0.1

106.1
Liabilities in excess of other assets	(6.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency forward contracts	$173,421	Unrealized depreciation on foreign currency forward contracts	$47,635

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$(6,602)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$126,583

For the six months ended June 30, 2013, the Portfolio’s average value at settlement date payable for forward foreign currency exchange purchase contracts was $492,529 and the average value at settlement date receivable for foreign currency exchange sale contracts was $2,502,824.

The Portfolio invested in financial instruments and derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument and derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Securities on loan	$29,768,782	$—	$—	$29,768,782
Over-the-counter derivatives	173,421	—	—	173,421

				29,942,203

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Over-the-counter derivatives	(47,635)	—	—	(47,635)

Collateral Amount Pledged/(Received):
Securities on loan				(29,768,782)
Over-the-counter derivatives				—

Net Amount				$125,786

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value, including securities on loan of $29,768,782:
Unaffiliated investments (cost $418,543,093)	$453,279,850
Affiliated investments (cost $51,745,226)	51,745,226
Cash	4,608
Receivable for investments sold	2,938,950
Dividends and interest receivable	1,399,845
Receivable for fund share sold	453,030
Tax reclaim receivable	252,118
Unrealized appreciation on foreign currency forward contracts	173,421
Prepaid expenses	302

Total Assets	510,247,350

LIABILITIES:
Payable to broker for collateral for securities on loan	30,528,561
Payable for investments purchased	3,315,189
Payable for fund share repurchased	166,095
Advisory fees payable	149,740
Accrued expenses and other liabilities	128,428
Unrealized depreciation on foreign currency forward contracts	47,635
Payable to custodian	35,785
Distribution fee payable	5,148
Shareholder servicing fees payable	2,983
Affiliated transfer agent fee payable	417

Total Liabilities	34,379,981

NET ASSETS	$475,867,369

Net assets were comprised of:
Paid-in capital	$406,183,146
Retained earnings	69,684,223

Net assets, June 30, 2013	$475,867,369

Net asset value and redemption price per share, $475,867,369 / 43,332,693 outstanding shares of beneficial interest	$10.98

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Unaffiliated dividend income (net of $151,936 foreign withholding tax)	$3,845,450
Interest income	1,499,809
Affiliated income from securities lending, net	24,517
Affiliated dividend income	21,047

5,390,823

EXPENSES
Advisory fees	1,910,259
Distribution fee	163,076
Custodian and accounting fees	147,000
Shareholder servicing fees and expenses	64,279
Audit fee	17,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	5,000
Shareholders’ reports	4,000
Commitment fee on syndicated credit agreement	2,000
Insurance expenses	2,000
Miscellaneous	5,184

Total expenses	2,330,798
Less: shareholder servicing fee waiver	(3,815)

Net expenses	2,326,983

NET INVESTMENT INCOME	3,063,840

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	6,581,431
Foreign currency transactions	(105,896)

6,475,535

Net change in unrealized appreciation (depreciation) on:
Investments	17,222,399
Foreign currencies	119,885

17,342,284

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	23,817,819

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,881,659

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	April 30, 2012* through December 31, 2012
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$3,063,840	$2,405,791
Net realized gain on investment and foreign currency transactions	6,475,535	26,770,893
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	17,342,284	(14,882,419)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	26,881,659	14,294,265

DISTRIBUTIONS	—	(3,890,798)

FUND SHARE TRANSACTIONS:
Fund share sold [7,330,842 and 10,373,767 shares, respectively]	79,474,377	103,074,026
Fund share issued in reinvestment of distributions [0 and 411,725 shares, respectively]	—	3,890,798
Net asset value of shares issued in merger [0 and 37,338,425 shares, respectively] (Note 9)	—	373,354,376
Fund share repurchased [3,193,349 and 8,928,717 shares, respectively]	(34,684,502)	(86,526,832)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	44,789,875	393,792,368

TOTAL INCREASE IN NET ASSETS	71,671,534	404,195,835
NET ASSETS:
Beginning of period	404,195,835	—

End of period	$475,867,369	$404,195,835

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A355

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2013 consisted of 78 separate Portfolios (“Portfolio” or “Portfolios”). The information presented in these financial statements pertains to 11 Portfolios listed below together with their investment objectives.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investment objectives:

AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”):    Long-term capital appreciation.

AST AQR Large-Cap Portfolio (“AQR Large-Cap”):    Long-term capital appreciation.

AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”):    Highest potential total return consistent with its specified level of risk tolerance.

AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”):    Income, capital preservation, and capital appreciation.

AST FI Pyramis® Asset Allocation Portfolio (“FI Pyramis® Asset Allocation”):    Maximize total return.

AST Franklin Templeton Founding Funds Allocation Portfolio (“Franklin Templeton Founding Funds Allocation”):    Capital appreciation with a secondary investment objective to seek income.

AST Goldman Sachs Multi-Asset Portfolio (“Goldman Sachs Multi-Asset”) formerly known as AST Horizon Moderate Asset Allocation Portfolio :     High level of total return consistent with its level of risk tolerance.

AST Investment Grade Bond Portfolio (“Investment Grade Bond”):    Maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.

AST J.P. Morgan Global Thematic Portfolio (“J.P. Morgan Global Thematic”):    Capital appreciation consistent with its level of risk tolerance.

AST J.P. Morgan Strategic Opportunities Portfolio (“J.P. Morgan Strategic Opportunities”):    Maximize return compared to the benchmark through security selection and tactical asset allocation.

AST New Discovery Asset Allocation Portfolio (“New Discovery Asset Allocation”):    Total return.

2. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of theValuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

B1

Various inputs are used in determining the value of the Portfolio’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

B2

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options:    Certain Portfolios either purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

B3

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

B4

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed in either directly with a counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Exchange Traded swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of a swap contract. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios have entered into credit default swaps to provide a measure of protection against defaults of the issuers. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

B5

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.
Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2013, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by having master netting arrangements.

B6

Warrants and Rights:    Certain Portfolios of the Trust may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Delayed Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Lending:    The Portfolios may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level. Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

B7

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions to shareholders are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2013, the Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

Alpha Simplex Group, LLC for a portion of Academic Strategies;

AQR Capital Management, LLC / CNH Partners, LLC for AQR Large-Cap and a portion of Academic Strategies;

Bradford & Marzec LLC for a portion of New Discovery Asset Allocation;

Brown Advisory, LLC for a portion of New Discovery Asset Allocation;

C.S. McKee, LP for a portion of New Discovery Asset Allocation;

ClearBridge Investments, LLC for ClearBridge Dividend Growth;

CoreCommodity Management, LLC for a portion of Academic Strategies;

EARNEST Partners LLC for a portion of New Discovery Asset Allocation;

Epoch Investment Partners, Inc. for a portion of New Discovery Asset Allocation;

First Quadrant, L.P. for a portion of Academic Strategies;

Franklin Advisers, Inc. for a portion of Franklin Templeton Founding Funds Allocation;

Franklin Mutual Advisers, LLC for a portion of Franklin Templeton Founding Funds Allocation;

Goldman Sachs Asset Management, L.P. for Goldman Sachs Multi-Asset;

Horizon Investments, LLC for Goldman Sachs Multi-Asset through April 28, 2013;

Jennison Associates LLC for a portion of Academic Strategies;

J.P. Morgan Investment Management, Inc. for J.P. Morgan Global Thematic, J. P. Morgan Strategic Opportunities and a portion of Academic Strategies;

Pacific Investment Management Company LLC (“PIMCO”) for a portion of Academic Strategies;

PI, through its Strategic Investment Research Group team, also directly manages a portion of the assets of Academic Strategies and manages Capital Growth Asset Allocation;

Prudential Investment Management, Inc. (“PIM”) for Investment Grade Bond;

Pyramis® Global Advisors, LLC for FI Pyramis® Asset Allocation;

Quantitative Management Associates LLC (“QMA”) for a portion of Academic Strategies;

Security Global Investors, LLC for a portion of New Discovery Asset Allocation;

Templeton Global Advisors Limited for a portion of Franklin Templeton Founding Funds Allocation;

Thompson, Siegel & Walmsley LLC for a portion of New Discovery Asset Allocation;

Western Asset Management Company and Western Asset Management Company Limited for a portion of Academic Strategies.

B8

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreement, are reflected in the Statements of Operations. The Investment Manager has agreed to waive a portion of their advisory fee and/or reimburse certain Portfolios so that the advisory fees plus other annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Each voluntary waiver/reimbursement may be modified or terminated by the investment manager at any time without notice.

	Advisory Fees through February 24, 2013	Advisory fees at June 30, 2013	Effective Advisory Fees
Academic Strategies*†	0.72%	Fund-of-Funds Segments/Sleeves:	0.71%
		0.72% of average daily net assets
		Non Fund-of-Funds
		Segments/Sleeves:
		0.71% first $300 million;
		0.70% on next $200 million;
		0.69% on next $250 million;
		0.68% on next $ 2.5 billion;
		0.67% on next $2.75 billion;
		0.64% on next $4 billion;
		0.62% in excess of $10 billion
AQR Large-Cap	N/A	0.74% first $300 million;	0.71%
		0.73% on next $200 million;
		0.72% on next $250 million;
		0.71% on next $ 2.5 billion;
		0.70% on next $2.75 billion;
		0.67% on next $4 billion;
		0.65% in excess of $10 billion
Capital Growth Asset Allocation	0.15%	0.15%	0.15%
ClearBridge Dividend Growth	N/A	0.84% first $300 million;	0.82%
		0.83% on next $200 million;
		0.82% on next $250 million;
		0.81% on next $ 2.5 billion;
		0.80% on next $2.75 billion;
		0.77% on next $4 billion;
		0.75% in excess of $10 billion
FI Pyramis® Asset Allocation	0.85%	0.84% first $300 million;	0.75%
		0.83% on next $200 million;
		0.82% on next $250 million;
		0.81% on next $ 2.5 billion;
		0.80% on next $2.75 billion;
		0.77% on next $4 billion;
		0.75% in excess of $10 billion
Franklin Templeton Founding Funds Allocation	0.95%	0.94% first $300 million;	0.92%
		0.93% on next $200 million;
		0.92% on next $250 million;
		0.91% on next $ 2.5 billion;
		0.90% on next $2.75 billion;
		0.87% on next $4 billion;
		0.85% in excess of $10 billion
Goldman Sachs Multi-Asset	0.30%	0.94% first $300 million;	0.44%
		0.93% on next $200 million;
		0.92% on next $250 million;
		0.91% on next $ 2.5 billion;
		0.90% on next $2.75 billion;
		0.87% on next $4 billion;
		0.85% in excess of $10 billion
Investment Grade Bond	0.65% first $500 million;	0.65% first $500 million;	0.64%
	0.64% in excess of $500 million	0.63% on next $4.5 billion
		0.62% on next $5 billion
		0.61% in excess of $10 billion
J.P. Morgan Global Thematic**	0.95%	0.94% first $300 million;	0.93%
		0.93% on next $200 million;
		0.92% on next $250 million;
		0.91% on next $ 2.5 billion;
		0.90% on next $2.75 billion;
		0.87% on next $4 billion;
		0.85% in excess of $10 billion

B9

	Advisory Fees through February 24, 2013	Advisory fees at June 30, 2013	Effective Advisory Fees
J.P. Morgan Strategic Opportunities	1.00%	0.99% first $300 million;	0.98%
		0.98% on next $200 million;
		0.97% on next $250 million;
		0.96% on next $2.5 billion;
		0.95% on next $2.75 billion;
		0.92% on next $4 billion;
		0.90% in excess of $10 billion
New Discovery Asset Allocation	0.85% first $4 billion;	0.84% first $300 million;	0.84%
	0.83% in excess of $4 billion	0.83% on next $200 million;
		0.82% on next $250 million;
		0.81% on next $2.5 billion;
		0.80% on next $750 million;
		0.78% on next $2 billion;
		0.75% on next $4 billion;
		0.73% in excess of $10 billion

	Fee Waivers and/or Expense Limitations through February 24, 2013	Fee Waivers and/or Expense Limitations effective February 25, 2013	Fee Waivers and/or Expense Limitations effective July 1, 2013
Academic Strategies*	voluntarily waive 0.01% in excess of $6.5 billion	N/A	N/A*
Capital Growth Asset Allocation	voluntarily waive 0.01% in excess of $5 billion	N/A	N/A
ClearBridge Dividend Growth	N/A	N/A	contractually waive 0.11% through June 30, 2014
FI Pyramis® Asset Allocation	voluntarily limit expenses to 0.89%	voluntarily limit expenses to 0.89%	N/A
Franklin Templeton Founding Funds Allocation	contractually limit expenses to 1.10% through June 30, 2015	contractually limit expenses to 1.10% through June 30, 2015	contractually limit expenses to 1.10% through June 30, 2015
Investment Grade Bond	contractually limit expenses to 1.00%	contractually limit expenses to 0.99%	contractually limit expenses to 0.99%
New Discovery Asset Allocation	contractually limit expenses to 1.08% through June 30, 2013	contractually limit expenses to 1.08% through June 30, 2013	contractually limit expenses to 1.08% through June 30, 2015

	Fee Waivers and/or Expense Limitations through April 28, 2013	Fee Waivers and/or Expense Limitations effective April 29, 2013	Fee Waivers and/or Expense Limitations effective July 1, 2013
AQR Large-Cap	N/A	voluntarily waive 0.007%	voluntarily waive 0.007% plus contractually waive 0.17% through June 30, 2014
Goldman Sachs Multi-Asset	voluntarily waive 0.00% first $250 million 0.05% on next $500 million 0.10% in excess of $750 million	contractually waive 0.10% through June 30, 2016	contractually waive 0.10% through June 30, 2016 plus contractually waive 0.10% through June 30, 2014

†	For Academic Strategies, the management fee rate applicable to the fund-of-funds segments/sleeves is limited to assets invested in other portfolios of the Advanced Series Trust. The management fee rate applicable to the non fund-of-funds segments/sleeves excludes assets invested in other portfolios of the Advanced Series Trust. Portfolio assets invested in mutual funds other than the portfolios of the Advanced Series Trust are included in the management fee rate applicable to the non fund-of-funds segments/sleeves.
*

The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average daily net assets. For purposes of applying this voluntary expense cap, “Underlying Fund Fees and Expenses” shall not include, and the Investment Manager shall not reimburse expenses or waive fees with respect to, taxes, short sale interest and dividend expenses, brokerage commissions, and extraordinary expenses incurred by the relevant Underlying Funds. This arrangement will be monitored and applied daily based upon the Academic Strategies Portfolio’s then current holdings of the Underlying Funds and the expense ratios of the relevant Underlying Funds as of their most recent fiscal year end. Because the expense ratios of the relevant Underlying Funds will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Academic Strategies Portfolio’s actual “Underlying Fund Fees and Expenses” may be

B10

higher than 0.685% of the Portfolio’s average daily net assets. The arrangements relating to the Portfolio’s “Underlying Fund Fees and Expenses” are voluntary and are subject to termination or modification at any time without prior notice.

** Voluntarily reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Fund Fees and Expenses” exceed 0.23% of the Portfolio’s average daily net assets.

AST Investment Services, Inc., PI, PIM and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those portfolios generating the applicable trades. Such amounts are included within realized gain or loss on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2013, brokerage commission recaptured under these agreements was as follows:

Commission Recaptured
Academic Strategies	$23,516
Franklin Templeton Founding Funds Allocation	4,168
J.P. Morgan Strategic Opportunities	47,122
New Discovery Asset Allocation	2,201

4. Other Transactions with Affiliates

The Trust, excluding Capital Growth Asset Allocation Portfolio, has entered into an agreement with the following affiliated entities; Prudential Insurance Company of America (“PICA”), Pruco Life Insurance Company (“PLAZ”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Prudential Retirement Insurance and Annuity Company (“PRIAC”), Pramerica of Bermuda Life Assurance Company, Ltd., Prudential Annuities Life Assurance Corporation (“PALAC”), and Prudential Annuities Distributors, Inc. (“PAD”), each an indirect, wholly-owned subsidiary of Prudential Financial, Inc., and certain unaffiliated entities pursuant to which the Portfolios paid such affiliated and unaffiliated entities a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets through February 24, 2013. The Investment Manager had voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure: 0.10% on the average daily net assets up to $300 million (no waiver), 0.08% on average daily net assets of the next $200 million (0.02% waiver), 0.07% on average daily net assets of the next $250 million (0.03% waiver), and 0.06% on average daily net assets in excess of $750 million (0.04% waiver). In addition for the Academic Strategies Portfolio, assets invested in Affiliated Mutual Funds were not subject to the shareholder servicing fee through February 24, 2013.

Effective February 25, 2013, PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the12b-1 Plan) for the shares of each Portfolio of the Trust, with the exception of Capital Growth Asset Allocation Portfolio. In addition, no 12b-1 fee is charged for the assets of Academic Strategies Asset Allocation Portfolio that are invested in other portfolios of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio.

PAD has contractually agreed to reduce its 12b-1 fees for the Investment Grade Bond Portfolio, so that the effective distribution and service fee rate paid by the Bond Portfolio is reduced based on the average daily net assets of the Bond Portfolio. The contractual waiver does not include an expiration or termination date as it is contractually guaranteed by PAD on a permanent basis, and the Investment Managers and PAD cannot terminate or otherwise modify the waiver. The contractual waiver is calculated as follows:

Average Daily Net Assets of Portfolio	Distribution and Service Fee Rate Including Waiver
Up to and including $ 300 million	0.10% (no waiver)
Over $ 300 million up to and including $ 500 million	0.08%
Over $ 500 million up to and including $ 750 million	0.07%
Over $ 750 million	0.06%

B11

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

PIM, an indirect, wholly-owned subsidiary of Prudential, acts as the Trust’s securities lending agent. For the six months ended June 30, 2013, PIM was compensated as follows for these services by the Portfolios:

PIM
Academic Strategies	$65,686
AQR Large-Cap	4,605
FI Pyramis® Asset Allocation	52,001
Franklin Templeton Founding Funds Allocation	116,078
Goldman Sachs Multi-Asset	24,363
Investment Grade Bond	85,111
J.P. Morgan Global Thematic	87,694
J.P. Morgan Strategic Opportunities	72,570
New Discovery Asset Allocation	7,374

5. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended June 30, 2013, were as follows:

	Cost of Purchases	Proceeds from Sales
Academic Strategies	$2,285,322,936	$2,746,444,680
AQR Large-Cap	2,579,431,964	109,838,448
Capital Growth Asset Allocation	4,431,789,317	3,774,240,841
ClearBridge Dividend Growth	1,207,240,439	38,381,653
FI Pyramis® Asset Allocation	1,950,612,310	1,688,336,296
Franklin Templeton Founding Funds Allocation	1,095,923,055	450,362,845
Goldman Sachs Multi-Asset	3,602,718,905	4,747,444,375
Investment Grade Bond	4,023,858,146	5,635,565,785
J.P. Morgan Global Thematic	1,095,594,412	731,003,963
J.P. Morgan Strategic Opportunities	1,061,675,307	962,900,947
New Discovery Asset Allocation	155,718,106	105,517,591

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended June 30, 2013 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Academic Strategies
AQR Emerging Markets Equity	$—	$143,862,693	$14,561,056	$—	$119,120,858
BlackRock Value	31,670,124	1,557,007	12,924,934	—	24,757,465
ClearBridge Dividend Growth	—	74,041,972	5,252,016	—	71,426,162
Cohen & Steers Realty	258,543,297	10,032,245	10,136,214	—	273,641,405
Federated Aggressive Growth	2,819,068	111,469	90,402	—	3,181,318
Global Real Estate	425,762,792	29,048,367	10,954,320	—	452,023,434
Goldman Sachs Concentrated Growth	26,388,028	928,621	30,618,393	—	—
Goldman Sachs Large-Cap Value	31,427,743	1,857,007	12,924,934	—	25,094,245

B12

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Academic Strategies (continued)
Goldman Sachs Mid-Cap Growth	$61,618,517	$2,334,758	$38,947,228	$—	$32,718,080
Goldman Sachs Small-Cap Value	55,933,235	1,867,222	558,154	—	66,252,535
High Yield	424,627,900	—	3,000,000	—	428,287,727
International Growth	373,222,169	24,933,673	32,550,297	—	365,020,225
International Value	488,322,834	61,949,796	51,368,404	—	506,849,020
Jennison Large-Cap Growth	33,929,477	4,743,949	17,553,108	—	24,051,401
Jennison Large-Cap Value	64,434,701	2,311,322	37,211,063	—	38,669,942
Large-Cap Value	63,383,577	15,216,705	24,388,672	—	66,486,252
Lord Abbett Core Fixed Income	63,149,065	2,449,540	14,137,842	—	49,837,606
Marsico Capital Growth	37,950,023	16,701,613	22,575,105	—	36,855,842
MFS Growth	39,257,492	16,501,613	22,375,105	—	37,529,118
MFS Large-Cap Value	31,399,273	1,157,007	12,524,934	—	24,965,982
Mid-Cap Value	290,528,569	10,589,592	9,788,225	—	331,048,514
Money Market	246,715	—	—	—	246,715
Neuberger Berman Core Bond	20,821,473	816,513	7,545,947	—	13,419,132
Neuberger Berman Mid-Cap Growth	88,073,406	40,717,385	5,173,897	—	133,436,711
Parametric Emerging Markets Equity	562,925,952	15,725,964	371,516,840	—	192,274,588
PIMCO Limited Maturity Bond	731,698	—	—	—	719,941
PIMCO Total Return Bond	118,629,679	4,572,474	26,407,305	—	93,310,515
Prudential Core Bond	143,800,166	5,552,290	28,762,442	—	115,603,356
QMA Emerging Markets Equity	—	201,867,771	18,185,478	—	165,279,324
QMA US Equity Alpha	209,712,808	10,942,194	30,978,669	—	219,468,076
Small-Cap Growth	3,913,417	167,204	110,604	—	4,555,973
Small-Cap Value	138,613,999	4,820,941	2,465,988	—	163,520,998
T. Rowe Price Equity Income	96,008,986	4,371,020	33,674,802	—	80,146,174
T. Rowe Price Large-Cap Growth	34,644,544	5,443,949	20,053,108	—	24,345,909
T. Rowe Price Natural Resources	18,768,270	—	2,500,000	—	16,410,438
Western Asset Core Plus Bond	75,744,435	2,939,448	19,315,411	—	57,580,963
Western Asset Emerging Markets Debt	—	8,840,497	8,756,562	—	—

	$4,317,003,432	$728,973,821	$959,887,459	$—	$4,258,135,944

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Capital Growth Asset Allocation
AQR Emerging Markets Equity	$—	$63,038,481	$24,374,100	$—	$35,758,258
AQR Large-Cap	—	1,209,006,440	42,176,400	—	1,144,982,883
BlackRock Value	244,412,619	23,128,800	158,994,241	—	144,696,152
ClearBridge Dividend Growth	—	565,747,896	24,505,100	—	572,040,500
Federated Aggressive Growth	55,716,635	35,757,941	2,465,100	—	96,438,577
Goldman Sachs Concentrated Growth	345,452,796	33,847,198	423,124,020	—	—
Goldman Sachs Large-Cap Value	245,126,987	25,883,800	163,230,307	—	146,461,657
Goldman Sachs Mid-Cap Growth	28,729,266	2,552,454	26,732,522	—	8,120,788
Goldman Sachs Small-Cap Value	45,294,422	24,060,681	605,000	—	77,401,327
High Yield	92,129,274	8,635,283	22,323,600	—	79,814,123
International Growth	553,297,575	126,115,024	11,751,300	—	663,104,651
International Value	553,500,819	127,733,837	19,156,300	—	667,505,035
Jennison Large-Cap Growth	457,749,453	53,156,430	297,006,694	—	259,714,757
Jennison Large-Cap Value	492,080,684	52,221,722	394,404,553	—	221,341,519
Large-Cap Value	497,877,190	45,058,479	269,424,761	—	369,372,033
Lord Abbett Core Fixed-Income	237,405,248	38,167,612	6,450,500	—	262,060,775
Marsico Capital Growth	515,173,153	52,973,547	257,539,021	—	383,709,820

B13

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Capital Growth Asset Allocation (continued)
MFS Growth	$515,943,594	$51,713,547	$237,037,143	$—	$390,315,543
MFS Large-Cap Value	241,892,390	24,748,800	160,785,318	—	145,699,220
Mid-Cap Value	75,436,000	6,907,361	47,818,204	—	45,342,335
Money Market	37,277,398	2,897,646	25,427,500	—	14,747,545
Neuberger Berman Core Bond	79,085,235	13,160,870	2,033,500	—	87,263,527
Neuberger Berman Mid-Cap Growth	42,556,675	4,152,200	18,811,264	—	32,764,686
Parametric Emerging Markets Equity	184,058,739	67,057,497	188,056,000	—	57,833,267
PIMCO Limited Maturity Bond	49,596,044	7,716,636	937,700	—	55,463,656
PIMCO Total Return Bond	443,281,769	71,183,815	13,734,000	—	486,025,696
Prudential Core Bond	537,086,111	86,862,740	14,263,100	—	588,643,887
QMA Emerging Markets Equity	—	88,414,513	33,258,200	—	49,678,637
QMA Large-Cap	—	1,208,419,893	43,866,400	—	1,139,355,299
Small-Cap Growth	83,329,054	55,770,562	4,174,500	—	149,376,076
Small-Cap Value	106,437,998	72,848,040	5,413,000	—	193,758,991
T. Rowe Price Equity Income	730,966,030	75,616,401	474,401,085	—	438,978,906
T. Rowe Price Large-Cap Growth	460,586,988	43,131,430	301,687,108	—	262,671,921
T. Rowe Price Natural Resources	53,106,666	4,568,870	48,885,200	—	10,576,483
Templeton Global Bond	887,149	—	—	—	822,932
Western Asset Core Plus Bond	284,862,962	44,367,074	8,424,000	—	313,141,645
Western Asset Emerging Markets Debt	62,805,628	15,165,797	964,100	—	70,626,102

	$8,353,142,551	$4,431,789,317	$3,774,240,841	$—	$9,665,609,209

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Goldman Sachs Multi-Asset
BlackRock Value.	$45,012,334	$4,413,743	$55,179,144	$—	$—
Federated Aggressive Growth	24,520,737	—	26,685,081	—	—
Goldman Sachs Concentrated Growth	58,977,468	1,904,315	66,045,942	—	—
Goldman Sachs Large-Cap Value	44,797,368	4,413,743	55,407,754	—	—
Goldman Sachs Mid-Cap Growth	4,820,346	157,057	5,440,926	—	—
Goldman Sachs Small-Cap Value	15,064,464	1,055,377	17,881,326	—	—
International Growth	163,141,548	4,192,540	173,313,438	—	—
International Value	143,307,967	7,705,475	159,064,111	—	—
Jennison Large-Cap Growth	74,935,744	2,539,087	83,491,983	—	—
Jennison Large-Cap Value	89,854,453	8,827,486	108,841,790	—	—
Large-Cap Value	88,584,656	8,827,486	112,399,763	—	—
Lord Abbett Core Fixed-Income	77,996,735	7,291,366	86,201,821	—	—
Marsico Capital Growth	84,889,865	2,856,473	98,348,745	—	—
MFS Growth	88,141,920	2,856,473	98,964,426	—	—
MFS Large-Cap Value	43,122,369	4,413,743	53,785,505	—	—
Mid-Cap Value	14,771,205	1,365,075	17,971,535	—	—
Money Market	603,527,656	29,203,712	632,731,367	—	—
Neuberger Berman Core Bond	26,851,953	2,430,455	29,489,556	—	—
Neuberger Berman Mid-Cap Growth	6,587,281	235,585	7,383,881	—	—
PIMCO Total Return Bond	147,711,429	13,610,550	164,039,066	—	—
Prudential Core Bond	178,918,301	16,527,096	198,035,126	—	—
Small-Cap Growth	28,942,133	—	31,879,772	—	—
Small-Cap Value	36,807,919	2,462,546	43,670,087	—	—
T. Rowe Price Equity Income	131,699,986	13,241,230	161,178,626	—	—

B14

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Goldman Sachs Multi-Asset (continued)
T. Rowe Price Large-Cap Growth	$75,401,915	$2,539,087	$84,170,088	$—	$—
Western Asset Core Plus Bond	95,347,926	8,749,639	105,653,960	—	—

	$2,393,735,678	$151,819,339	$2,677,254,819	$—	$—

Written options transactions, during the six months ended June 30, 2013, were as follows:

	Academic Strategies		Franklin Templeton Founding Funds Allocation
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	94,828,000	$1,783,703	—	$—
Written options	938,108,600	32,977,773	16	16,611
Expired options	(312,406,700)	(10,265,724)	—	—
Closed options	(125,334,100)	(18,871,064)	(16)	(16,611)

Balance at end of period	595,195,800	$5,624,688	—	$—

	Investment Grade Bond		JPMorgan Strategic Opportunities
	Number of Contracts/Swaps Notional Amount	Premium	Number of Contracts/Swaps Notional Amount	Premium
Balance at beginning of period	—	$—	9,000	$1,762
Written options	31,480,076	137,132	6,000	1,581
Expired options	(76)	(25,982)	(6,000)	(1,300)
Closed options	(31,480,000)	(111,150)	(9,000)	(2,043)

Balance at end of period	—	$—	—	$—

6. Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Line of Credit

The Portfolios, along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

B15

	Average Balance Outstanding During the Period	Average Interest Rate	Number of Days Balance Outstanding During the Period	Outstanding Balance at June 30, 2013
Academic Strategies	$7,041,000	1.45%	19	—
FI Pyramis® Asset Allocation	5,352,000	1.45%	3	$5,352,000
Goldman Sachs Multi-Asset	3,836,214	1.45%	14	—
Investment Grade Bond	38,746,278	1.45%	54	—
J.P. Morgan Strategic Opportunities	1,540,500	1.45%	4	—

8. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9. Reorganization

On September 27, 2011, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio. Shareholders approved the Plan at a meeting on March 15, 2012 and the reorganization took place on May 4, 2012.

The purpose of the transaction was to combine two Portfolios with substantially similar investment objectives and policies. The Acquiring Portfolio has the same contractual investment management fee and lower annualized operating expenses as well as stronger historical investment performance.

The acquisition was accomplished by a tax-free exchange of the following shares on May 4, 2012:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AST American Century Income & Growth Portfolio	26,198,348	AST New Discovery Asset Allocation Portfolio	37,338,425	$373,354,376

For financial reporting purposes, assets received and shares issued by AST New Discovery Asset Allocation Portfolio were recorded at fair value; however, the cost basis of the investments received from AST American Century Income & Growth Portfolio was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
AST American Century Income & Growth Portfolio	$373,354,376	$ 32,399,097	AST New Discovery Asset Allocation Portfolio	$924,626

Assuming the acquisition had been completed on January 1, 2012, AST New Discovery Asset Allocation Portfolio’s results of operations for the year ended December 31, 2012 were as follows:

Net investment income	$4,183,569	(a)
Net realized and unrealized gain (loss) on investments	38,125,987	(b)

	$42,309,556

(a)	$2,405,791, as reported in Statement of Operations, plus $1,777,778 Net Investment Income from AST American Century Income & Growth Portfolio pre-merger.

(b)	$11,888,474 as reported in the Statement of Operations, plus $26,237,513 Net Realized and Unrealized Gain (loss) on Investments from AST American Century Income & Growth Portfolio.

Because both AST American Century Income & Growth Portfolio and AST New Discovery Asset Allocation Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

B16

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of AST American Century Income & Growth Portfolio that have been included in AST New Discovery Asset Allocation Portfolio’s Statement of Operations since May 4, 2012.

10. Ownership

As of June 30, 2013, substantially all shares of each Portfolio were owned of record by PALAC, Pruco Life Arizona, PLNJ and PICA on behalf of the owners of the variable insurance products issued by each of these entities.

B17

Financial Highlights

(Unaudited)

	AST Academic Strategies Asset Allocation Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013(c)		2012(c)		2011		2010(c)		2009(c)		2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.43		$10.27		$10.61		$9.57		$7.89		$12.18

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(d)	0.10		0.11		0.08		0.12		0.19
Net realized and unrealized gain (loss) on investments	0.20		1.18		(0.39)		1.05		1.77		(3.92)

Total from investment operations	0.20		1.28		(0.28)		1.13		1.89		(3.73)

Less Distributions:	—		(0.12)		(0.06)		(0.09)		(0.21)		(0.56)

Net Asset Value, end of period	$11.63		$11.43		$10.27		$10.61		$9.57		$7.89

Total Return(a)	1.75%		12.57%		(2.66)%		11.96%		24.36%		(31.89)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,438.8		$7,588.6		$5,973.4		$6,689.5		$4,712.0		$2,623.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.87	%(e)(f)	0.91	%(f)	0.77	%(f)	0.70	%(f)	0.75	%(f)	0.38	%(f)
Expenses Before Waivers and/or Expense Reimbursement	0.87	%(e)(f)	0.92	%(f)	0.85	%(f)	0.82	%(f)	0.82	%(f)	0.40	%(f)
Net investment income (loss)	—	%(e)(g)	0.87%		1.03%		0.76%		1.44%		1.85%
Portfolio turnover rate	43	%(h)	102%		106%		75%		78%		158%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Includes dividend expense and broker fees and expenses on short sales of 0.10% for the six months ended June 30, 2013 and 0.14%, 0.06%, 0.04%, 0.02% and 0.01% for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively.

(g)	Less than 0.005%.

(h)	Not annualized.

	AST AQR Large-Cap Portfolio
	April 29, 2013(c) through June 30, 2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.06

Total from investment operations	0.07

Net Asset Value, end of period	$10.07

Total Return(a)	0.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,472.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.84	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.85	%(e)
Net investment income	1.00	%(e)
Portfolio turnover rate	7	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Capital Growth Asset Allocation Portfolio
	Six Months Ended		Year Ended December 31,
	June 30, 2013		2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.42		$10.14	$10.44	$9.32	$7.59	$12.44

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		0.09	0.10	0.05	0.09	0.19
Net realized and unrealized gain (loss) on investments	0.88		1.29	(0.35)	1.18	1.81	(4.32)

Total from investment operations	0.87		1.38	(0.25)	1.23	1.90	(4.13)

Less Distributions:	—		(0.10)	(0.05)	(0.11)	(0.17)	(0.72)

Net Asset Value, end of period	$12.29		$11.42	$10.14	$10.44	$9.32	$7.59

Total Return(a)	7.62%		13.73%	(2.43)%	13.37%	25.33%	(34.94)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10,075.3		$8,807.9	$6,556.1	$8,024.8	$5,833.3	$3,045.4
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.15	%(c)	0.15%	0.16%	0.16%	0.17%	0.16%
Expenses Before Waivers and/or Expense Reimbursement	0.16	%(c)	0.16%	0.16%	0.16%	0.17%	0.16%
Net investment income (loss)	(0.15	)%(c)	0.86%	0.85%	0.60%	1.72%	1.51%
Portfolio turnover rate	40	%(d)	51%	69%	47%	31%	74%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

	AST ClearBridge Dividend Growth Portfolio
	February 25, 2013(c) through June 30, 2013
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income From Investment Operations:
Net investment income	0.06
Net realized and unrealized gain on investments	0.51

Total from investment operations	0.57

Net Asset Value, end of period	$10.57

Total Return(a)	5.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,316.3
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.94	%(d)
Expenses Before Waivers and/or Expense Reimbursement	0.94	%(d)
Net investment income	1.69	%(d)
Portfolio turnover rate	3	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	AST FI Pyramis® Asset Allocation Portfolio
	Six Months Ended June 30, 2013(c)		Year Ended December 31,
			2012(c)		2011		2010(c)		2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.56		$9.35		$9.93		$8.80		$7.29	$10.03

Income (Loss) From Investment Operations:
Net investment income	0.05		0.11		0.06		0.04		0.08	0.12
Net realized and unrealized gain (loss) on investments	0.55		1.16		(0.29)		1.13		1.46	(2.85)

Total from investment operations	0.60		1.27		(0.23)		1.17		1.54	(2.73)

Less Distributions:	—		(0.06)		(0.35)		(0.04)		(0.03)	(0.01)

Net Asset Value, end of period	$11.16		$10.56		$9.35		$9.93		$8.80	$7.29

Total Return(a)	5.68%		13.64%		(2.47)%		13.32%		21.23%	(27.27)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,220.1		$1,804.4		$928.2		$785.7		$346.4	$57.8
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.20	%(d)(e)	1.26	%(e)	1.32	%(e)	1.21	%(e)	0.37%	0.41	%(f)
Expenses Before Waivers and/or Expense Reimbursement	1.28	%(d)(e)	1.34	%(e)	1.33	%(e)	1.22	%(e)	0.38%	0.59	%(f)
Net investment income	0.87	%(d)	1.07%		0.73%		0.44%		0.96%	1.38%
Portfolio turnover rate	102	%(g)	217%		275%		334%		190%	347%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.31% for the six months ended June 30, 2013 and 0.30%, 0.28% and 0.18% for the years ended December 31, 2012, 2011 and 2010, respectively.

(f)	Includes loan interest expense of 0.01%.

(g)	Not annualized.

	AST Franklin Templeton Founding Funds Allocation Portfolio
	Six Months Ended June 30, 2013		April 30, 2012(c) through December 31, 2012(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.87		$10.00

Income From Investment Operations:
Net investment income	0.13		0.09
Net realized and unrealized gain on investments	0.82		0.78

Total from investment operations	0.95		0.87

Net Asset Value, end of period	$11.82		$10.87

Total Return(a)	8.74%		8.70%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,575.0		$3,845.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.04	%(e)	1.07	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.05	%(e)	1.10	%(e)
Net investment income	2.32	%(e)	1.32	%(e)
Portfolio turnover rate	12	%(f)	21	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	AST Goldman Sachs Multi-Asset Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012	2011	2010(c)	2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.59		$9.96	$10.55	$9.50	$7.72	$10.20

Income (Loss) From Investment Operations:
Net investment income	0.02		0.06	0.07	0.07	0.13	0.14
Net realized and unrealized gain (loss) on investments	0.14		0.93	(0.12)	1.03	1.67	(2.61)

Total from investment operations	0.16		0.99	(0.05)	1.10	1.80	(2.47)

Less Distributions:	—		(0.36)	(0.54)	(0.05)	(0.02)	(0.01)

Net Asset Value, end of period	$10.75		$10.59	$9.96	$10.55	$9.50	$7.72

Total Return(a)	1.51%		10.13%	(0.51)%	11.60%	23.38%	(24.27)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,669.8		$2,613.2	$1,820.9	$1,666.9	$804.1	$100.1
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.50	%(d)	0.23%	0.25%	0.26%	0.32%	0.41	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.59	%(d)	0.31%	0.32%	0.32%	0.34%	0.58	%(e)
Net investment income	0.38	%(d)	0.68%	0.73%	0.73%	1.41%	1.60%
Portfolio turnover rate	194	%(f)	37%	105%	63%	31%	145%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes loan interest expense of 0.01%.

(f)	Not annualized.

	AST Investment Grade Bond Portfolio
	Six Months Ended June 30, 2013(d)		Year Ended December 31,				January 28, 2008(c) through December 31, 2008(d)
			2012(d)	2011(d)	2010(d)	2009(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.60		$6.12	$11.81	$11.82	$10.90	$10.00

Income From Investment Operations:
Net investment income.	0.10		0.13	0.11	0.36	0.47	0.30
Net realized and unrealized gain on investments	(0.38)		0.44	0.89	0.85	0.74	0.60

Total from investment operations	(0.28)		0.57	1.00	1.21	1.21	0.90

Less Distributions:	—		(0.09)	(6.69)	(1.22)	(0.29)	—

Net Asset Value, end of period	$6.32		$6.60	$6.12	$11.81	$11.82	$10.90

Total Return(a)	(4.24)%		9.40%	12.44%	10.72%	11.40%	9.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,134.7		$5,565.5	$13,122.3	$573.1	$1,080.5	$2,837.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	0.74	%(e)	0.72%	0.71%	0.77%	0.75%	0.75	%(e)
Expenses Before Waivers and/or Expense Reimbursement	0.78	%(e)	0.76%	0.75%	0.79%	0.77%	0.75	%(e)
Net investment income	3.04	%(e)	2.07%	1.85%	3.03%	4.22%	3.32	%(e)
Portfolio turnover rate(f)	376	%(g)	914%	744%	766%	630%	796	%(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	AST J.P. Morgan Global Thematic Portfolio
	Six Months Ended June 30, 2013(c)		Year Ended December 31,
			2012(c)	2011	2010(c)	2009(c)	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.81		$9.64	$10.12	$8.92	$7.07	$10.21

Income (Loss) From Investment Operations:
Net investment income	0.08		0.11	0.05	0.05	0.08	0.04
Net realized and unrealized gain (loss) on investments	0.42		1.19	(0.10)	1.18	1.80	(3.17)

Total from investment operations	0.50		1.30	(0.05)	1.23	1.88	(3.13)

Less Distributions:	—		(0.13)	(0.43)	(0.03)	(0.03)	(0.01)

Net Asset Value, end of period	$11.31		$10.81	$9.64	$10.12	$8.92	$7.07

Total Return(a)	4.63%		13.58%	(0.57)%	13.82%	26.67%	(30.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,566.5		$2,288.4	$1,378.5	$1,280.7	$552.0	$54.5
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.05	%(d)	0.58%	0.26%	0.29%	0.35%	0.41	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.06	%(d)	0.64%	0.32%	0.33%	0.36%	0.65	%(e)
Net investment income	1.43	%(d)	1.05%	0.60%	0.58%	0.98%	1.90%
Portfolio turnover rate	36	%(f)	178%	131%	93%	40%	204%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Includes loan interest expense of 0.01%.

(f)	Not annualized.

	AST J.P. Morgan Strategic Opportunities Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012(c)		2011		2010		2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period.	$14.05		$12.90		$12.98		$12.15		$10.86	$13.77

Income (Loss) From Investment Operations:
Net investment income	0.10		0.21		0.22		0.12		0.02	0.10
Net realized and unrealized gain (loss) on investments	0.32		1.16		(0.19)		0.76		2.26	(2.41)

Total from investment operations	0.42		1.37		0.03		0.88		2.28	(2.31)

Less Distributions:	—		(0.22)		(0.11)		(0.05)		(0.99)	(0.60)

Capital Contributions (Note 4):	—		—		—	(d)	—		—	—

Net Asset Value, end of period	$14.47		$14.05		$12.90		$12.98		$12.15	$10.86

Total Return(a)	2.99%		10.72%		0.23%		7.32%		22.02%	(17.68)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,834.1		$2,730.2		$2,004.9		$2,071.9		$1,710.7	$811.6
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.25	%(e)(f)	1.29	%(f)	1.24	%(f)	1.24	%(f)	1.13%	1.14%
Expenses Before Waivers and/or Expense Reimbursement	1.26	%(e)(f)	1.32	%(f)	1.27	%(f)	1.26	%(f)	1.14%	1.14%
Net investment income	1.39	%(e)	1.54%		1.69%		1.08%		0.60%	1.33%
Portfolio turnover rate	41	%(g)	89%		116%		211%		75%	99%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.13% for the six months ended June 30, 2013 and 0.16%, 0.11% and 0.11% for the years ended December 31, 2012, 2011 and 2010, respectively.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	AST New Discovery Asset Allocation Portfolio
	Six Months Ended June 30, 2013		April 29, 2012(c) through December 31, 2012
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.31		$10.00

Income From Investment Operations:
Net investment income	0.07		0.08
Net realized and unrealized gain on investments	0.60		0.35

Total from investment operations	0.67		0.43

Less Distributions:	—		(0.12)

Net Asset Value, end of period	$10.98		$10.31

Total Return(a)	6.50%		4.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$475.9		$404.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.02	%(d)	1.06	%(d)
Expenses Before Waivers and/or Expense Reimbursement	1.03	%(d)	1.06	%(d)
Net investment income	1.35	%(d)	1.03	%(d)
Portfolio turnover rate	35	%(e)	143	%(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Approval of Advisory Agreements

Renewal of Existing Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of eleven individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC and AST Investment Services, Inc. (together with Prudential Investments LLC, collectively referred to herein as PI) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 11-12, 2013 (the Meeting) and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.1

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, each Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

1 The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST AQR Large-Cap Portfolio and the AST ClearBridge Dividend Growth Portfolio, because each Portfolio commenced operations in 2012 or earlier in 2013, and the sole shareholder and the Board had previously approved the management and subadvisory agreements for each Portfolio during 2012 or 2013 for an initial period of two years. The Board noted that it would consider the renewal of the agreements for each Portfolio as part of its annual review of the Trust’s advisory agreements in 2014.

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST Goldman Sachs Multi-Asset Portfolio (formerly, AST Horizon Moderate Asset Allocation Portfolio) because it had previously approved a new subadvisory agreement with a new subadviser in 2012, and the Board and shareholders had approved an amendment to the management agreement for the Portfolio during 2013 for an initial period of two years. The Board noted that it would consider the renewal of the agreements for the Portfolio as part of its annual review of the Trust’s advisory agreements in 2014.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (PIM), Quantitative Management Associates LLC (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM, Jennison and QMA, each of which are affiliates of PI, both separately and on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that, prior to February 2013, the management fee schedule for most of the Portfolios of the Trust did not contain breakpoints that would reduce the fee rate on assets above specified levels (with the exception of the AST New Discovery Asset Allocation Portfolio and the AST Investment Grade Bond Portfolio). The Board also took under consideration that, in conjunction with the February 2013 shareholder approval of a distribution and services (12b-1) plan for most Trust Portfolios, PI had reduced the management fee that it receives from each Portfolio covered under the plan by amending the Trust’s management agreement to include management fee breakpoints in the fee schedule for each Portfolio which did not previously have breakpoints in its management fee schedule, and to insert additional management fee breakpoints into the fee schedules for each Portfolio which had preexisting management fee breakpoints.

The Board received and discussed information concerning whether PI realizes economies of scale as each Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be.

With respect to the Portfolios of the Trust which had management fee breakpoints in their fee schedules prior to February 2013, the Board noted that with respect to the AST New Discovery Asset Allocation Portfolio, the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Portfolio does not realize the effect of those rate reductions. The Board took note, however, that the Portfolio’s fee structure would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which its fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

With respect to the AST Investment Grade Bond Portfolio, the Board noted that the management fee schedule for the Portfolio includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at their current level of assets, the Portfolio’s effective fee rate reflected some of those rate reductions.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolios’ securities lending agent, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2012, except as otherwise noted below.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2012. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Lipper Inc., (“Lipper”) an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios, to adjust expense ratios for selected Portfolios, as well as to institute new waivers or expense caps for selected Portfolios, as is specifically noted below.

In addition, the Board noted that the Administrative Services Fee that was in effect during 2012 had been subject to a tiered Administrative Services Fee waiver, pursuant to which PI waived a portion of the 0.10% Administrative Services Fee paid by each Portfolio based on the average daily net assets of each Portfolio, as follows: for a Portfolio’s average daily net assets of $300 million and below: no waiver is applicable; for a Portfolio’s average daily net assets over $300 million up to and including $500 million, the Administrative Services Fee is reduced to 0.08%; for a Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Services Fee is reduced to 0.07%; and for a Portfolio’s average daily net assets over $750 million, the Administrative Services Fee is reduced to 0.06%. The Board noted that, as a result of shareholder approval of a 12b-1 plan for most of the Portfolios of the Trust in February 2013 and the corresponding inclusion of fee breakpoints in the Portfolios’ management fee schedules, the Administrative Services Fee was discontinued in February 2013.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Academic Strategies Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that in July 2008, the Portfolio adopted new investment strategies and policies, and appointed new subadvisers in October and March of 2011, as well as December 2012 to manage the Portfolio. As a result, the Portfolio’s historical performance record did not fully reflect the current management of the Portfolio.

•

The Board also considered PI’s assertion that the Portfolio’s ranking compared to the other funds included in the Peer Universe reflected the fact that the Portfolio’s investments were more diversified than the other funds, but that this diversification should result in improved relative performance in periods of rising interest rates and/or inflation expectations.

•

The Board concurred with PI’s recommendation to continue the existing voluntary expense cap whereby the Portfolio’s underlying fund fees and expenses are capped at 0.685% of the Portfolio’s average daily net assets.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and the limited performance period of certain of its subadvisers, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Capital Growth Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the three- and five-year periods.

•	The Board noted that, based on year-to-date performance information through March 2013, the Portfolio was in the second quartile of its Peer Universe.

•

The Board concluded that, in light of the Portfolio’s recent competitive performance against its benchmark and improved performance against its Peer Universe during the first quarter of 2013, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FI Pyramis® Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods.

•	The Board accepted PI’s recommendation to discontinue the existing voluntary cap on Portfolio expenses of 0.89%.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Franklin Templeton Founding Funds Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that because the Portfolio commenced operations during 2012, it did not yet have a full-year performance record for evaluation.

•	The Board noted that PI had contractually agreed to cap Portfolio expenses at 1.10% through June 30, 2015.

•

The Board concluded that, in light of the Portfolio’s recent inception date, it would be in the best interests of the Portfolio and its shareholder to renew the agreements to allow the subadvisers to develop a performance record to be compared against.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Investment Grade Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to cap net total Portfolio expenses at 0.99% through June 30, 2015.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Global Thematic Portfolio (formerly, AST Horizon Growth Asset Allocation Portfolio)
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods, though it underperformed its benchmark index over the five-year period.

•

The Board noted that the Portfolio had appointed a new subadviser and implemented new investment policies and strategies during August 2012, and therefore the Portfolio’s performance record did not fully reflect the current subadviser’s management.

•

The Board accepted PI’s recommendation to retain PI’s existing voluntary waiver whereby it voluntarily reimburses expenses and/or waive fees to the extent that the Portfolio’s “Acquired Fund Fees and Expenses” exceed 0.23% of the Portfolio’s average daily net assets.

•

The Board concluded that, in light of the Portfolio’s competitive performance, and recent appointment of a new subadviser, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Strategic Opportunities Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the Portfolio’s competitive performance against its benchmark index and Peer Universe, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST New Discovery Asset Allocation Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	N/A	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that because the Portfolio commenced operations during 2012, it did not yet have a full-year performance record for evaluation.

•	The Board noted that PI had implemented a contractual expense cap which capped net Portfolio expenses at 1.08% through June 30, 2015.

•

The Board concluded that, in light of the Portfolio’s recent inception date, it would be in the best interests of the Portfolio and its shareholder to renew the agreements to allow the subadviser to develop a performance record to be compared against.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

***

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

Approval of New Management and Subadvisory Agreements

Approval of New Management and Subadvisory Agreements: AST AQR Large-Cap Portfolio

Initial Approval of the Portfolio’s Advisory Agreements

As required by the Investment Company Act of 1940, as amended (the 1940 Act) the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered the proposed management agreement (the Management Agreement) with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with AQR Capital Management, LLC (AQR or the Subadviser), with respect to the AST AQR Large-Cap Portfolio (the Portfolio) prior to the Portfolio’s commencement of operations. The Board, including a majority of the Independent Trustees, met on January 28, 2013 and approved the Advisory Agreements for an initial two year period, after concluding that approval of the Advisory Agreements was in the best interest of the Portfolio.

In advance of the meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; comparable performance information; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the Advisory Agreements; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager and the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meeting on January 28, 2013. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreements with respect to the Portfolio.

The Board determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of the Trust at the June 13-15, 2012 Board meetings, and concluded that it was satisfied with the nature, quality, and extent of services provided by the Manager under the management agreement covering the other AST portfolios. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by the Manager under the amended Management Agreement covering the Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to the Subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio under the Subadvisory Agreement. The Board considered, among other things, the background and experience of the portfolio managers for the Subadviser. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the Subadviser. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) regarding the Subadviser. The Board concluded that with respect to the Subadviser, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

Because the Portfolio had not yet commenced operations, no investment performance information for the Portfolio existed for Board review. The Board, however, received and considered information regarding the investment performance of other accounts managed by the Subadviser utilizing an investment strategy similar to the strategy proposed for the Portfolio. The Board concluded that it was satisfied with the performance records of the Subadviser.

While there was no historical performance information of the Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees and estimated overall expense ratio for the Portfolio. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the Portfolio were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser and their affiliates in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Trust portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interest of the Portfolio.

Approval of New Management and Subadvisory Agreements: AST ClearBridge Dividend Growth Portfolio

Initial Approval of the Portfolio’s Advisory Agreements

As required by the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) of Advanced Series Trust (the Trust) considered the proposed management agreement (the Management Agreement) with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with ClearBridge Advisors, LLC2 (ClearBridge or the Subadviser), with respect to the AST ClearBridge Dividend Growth Portfolio (the Portfolio) prior to the Portfolio’s commencement of operations. The Board, including all of the Independent Trustees, met on June 13-15, 2012 and approved the Advisory Agreements for an initial two year period, after concluding that approval of the Advisory Agreements was in the best interest of the Portfolio and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; comparable performance information; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the Advisory Agreements; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager and the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meetings on June 13-15, 2012. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreements with respect to the Portfolio.

The Trustees determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that in connection with the renewal of the Management Agreement, it had received and considered information about the Manager at the June 2011 Board meetings, and concluded that it was satisfied with the nature, quality, and extent of services provided by the Manager under the management agreement covering the other portfolios of the Trust. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by the Manager under the amended Management Agreement covering the Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to the Subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio under the Subadvisory Agreement. The Board considered, among other things, the background and experience of the portfolio managers for the Subadviser. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the Subadviser. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) regarding the Subadviser. The Board concluded that with respect to the Subadviser, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

2 ClearBridge Advisors, LLC is now known as ClearBridge Investments, LLC.

Performance

Because the Portfolio had not yet commenced operations, no actual investment performance of the Portfolio existed for Board review. The Board, however, received and considered information regarding the investment performance of other accounts managed by the Subadviser utilizing an investment strategy similar to the strategy proposed for the Portfolio. The Board concluded that it was satisfied with the performance records of the Subadviser.

While there was no historical performance information of the Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees and estimated overall expense ratio for the Portfolio. The Board considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the Portfolio were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Trust portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

Based on the materials provided to the Board and the presentations made by the Manager and the Subadviser, the Board concluded that approving the Advisory Agreements was in the best interests of the Portfolio and its shareholders.

Approval of Amended Management Agreement & New Subadvisory Agreement:

AST Goldman Sachs Multi-Asset Portfolio

(formerly, AST Horizon Moderate Asset Allocation Portfolio)

Matters Considered by the Board

As required by the Investment Company Act of 1940, as amended (the 1940 Act) the Board of Trustees (the Board) of the Advanced Series Trust (the Trust), including a majority of the Independent Trustees, met during a special Board meeting (the Meeting) on January 28, 2013, to consider proposals by Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) to change the AST Horizon Moderate Asset Allocation Portfolio’s (the Horizon Portfolio’s) investment management fee rate, subadvisory arrangements, investment strategy, investment policies, blended performance benchmark, and name (collectively referred to as the Portfolio Repositioning). In advance of the Meeting, the Trustees received materials relating to all aspects of the Portfolio Repositioning and had the opportunity to ask questions and request additional information in connection with their consideration of the Portfolio Repositioning, including the proposed increased investment management fee rate. The materials included, among other things, a comparative analysis of the current investment management fee rate and total expenses for the Horizon Portfolio, the proposed investment management fee rate and total expenses for the Repositioned Portfolio, and the investment management fee rates and total expenses for mutual funds with investment policies and strategies similar to those of the Horizon Portfolio and the Repositioned Portfolio ( i.e. , variable insurance product (VIP) funds in Lipper Inc.’s mixed-asset target allocation moderate category).

At the meeting, the Board, including a majority of the Independent Trustees, approved amending the Horizon Portfolio’s management agreement, including increasing the investment management fee rate. The Board also approved the termination of the existing subadvisory agreement with Horizon Investments, LLC (Horizon), the execution of a new subadvisory agreement between the Manager and Goldman Sachs Asset Management, L.P. (GSAM), and certain changes to the Horizon Portfolio’s non-fundamental investment policies and blended performance benchmark. The Board received oral presentations from representatives of the Manager and GSAM and had the opportunity to ask questions and obtain additional information about the Portfolio Repositioning, including the proposed increased investment management fee rate.

The material factors and conclusions that formed the basis for the Trustees’ determination to approve the amendment to the management agreement are discussed separately below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Horizon Portfolio by the Manager and Horizon under the current management agreement and the current subadvisory agreement and the nature and extent of services to be provided to the Repositioned Portfolio by the Manager and GSAM under the amended management agreement and the new subadvisory agreement. The Board considered the Manager’s representation that the nature and extent of services to be provided by the Manager and GSAM under the amended management agreement and the new subadvisory agreement would likely be greater than those provided by the Manager and Horizon under the current management agreement and the current subadvisory agreement, due to the increased oversight, time, and expense which will be required to properly manage the Horizon Portfolio after it is transitioned from a “fund-of-funds” structure to a global asset allocation fund that pursues global investment strategies. The Board concluded that it was satisfied with the nature, extent, and quality of the investment advisory services expected to be provided to the Portfolio by the Manager and GSAM under the amended aanagement agreement and the new subadvisory agreement.

Investment Performance

Although the Board considered the historical performance of the Horizon Portfolio as part of the overall Portfolio Repositioning, it did not consider that performance as a specific factor in approving the revised fee schedule for the amended management agreement. The Board noted, however, that the current management agreement had been considered and renewed by the Board in June 2012 as part of its annual consideration of the renewal of the Portfolio’s investment management agreement, and that it had considered the Horizon Portfolio’s historical investment performance at that time.

The Board also considered that it was approving GSAM as subadviser for the Horizon Portfolio and that GSAM would be implementing a new investment strategy for the Repositioned Portfolio. Neither the Manager nor GSAM manage any single pooled investment vehicle that uses all of the investment strategies that are expected to be used in connection with the Repositioned Portfolio. As a result, there was no directly comparable investment performance for the Repositioned Portfolio for the Board to review at the Board Meeting. The investment strategies to be used by GSAM in connection with the Repositioned Portfolio, however, are also used by GSAM in connection with its management of various other registered investment companies and/or pooled investment vehicles. The Board did review historical investment performance information for the relevant GSAM strategies and their respective benchmark indices at the meeting.

Increased Investment Management Fee Rate

The Manager proposed the increased investment management fee rate for the Repositioned Portfolio to the Board in order to effect the Portfolio Repositioning. The Board noted that the Horizon Portfolio currently operates as a “fund-of-funds” by investing approximately 90% of its assets in underlying Trust Portfolios and up to 10% of its assets in underlying ETFs. Horizon is generally responsible for determining the Portfolio’s target asset allocation among the various asset classes (i.e., equities, debt, and cash/money market) and selecting weighted combinations of underlying ETFs for 10% of the Horizon Portfolio’s assets. The Manager, however, is responsible for selecting the underlying Trust Portfolios to be used as the fulfillment options for Horizon’s asset allocation decisions, conducting cash management activities, and otherwise handling the actual day-to-day investment management of the Horizon Portfolio, including the purchase, retention, and sale of all portfolio securities and instruments, including underlying Trust Portfolios and underlying ETFs.

The Board noted that the Repositioned Portfolio, on the other hand, will not invest substantially all of its assets in underlying Trust Portfolios and underlying ETFs like the Horizon Portfolio. Instead, the Repositioned Portfolio will implement various investment strategies and global tactical asset allocation strategies primarily through the purchase and sale of equity and debt securities and the use of other financial instruments (such as future contracts, currency forwards, swap agreements, and options). As a result, GSAM will be responsible for asset allocation, security selection, and overall day-to-day investment management of the Repositioned Portfolio. In order to pursue this investment strategy, GSAM must research and analyze domestic and foreign macro-economic and financial issues and the characteristics of the different global equity markets. The Board accepted the Manager’s assertion that the subadvisory fee rate for GSAM reflects the increased operational and investment management responsibilities and corresponding costs to be incurred by GSAM as compared to Horizon. In turn, GSAM’s use of a global investment strategy when compared to the current “fund-of-funds” structure will result in an increase in the amount of time, oversight, and attention that will be required by the Managers’ investment management, fund administration, legal, and compliance professionals. The Board accepted the Manager’s assertion that the proposed increased contractual investment management fee rate will permit it to: (i) retain and pay GSAM to handle asset allocation, security selection, and overall day-to-day investment management of the Repositioned Portfolio; and (ii) defray increased costs to be incurred by the Manager in connection with the proposed changes to the Repositioned Portfolio.

Even though the Repositioned Portfolio’s contractual investment management fee rate is higher than the Horizon Portfolio’s contractual investment management fee rate of 0.30%, the Board noted that the Repositioned Portfolio’s contractual investment management fee rate:

•

was lower than the net effective management fee rate that was paid to the Manager for the twelve-month period ended September 30, 2012, taking into account the investment management fees paid by the underlying Trust Portfolios, and after application of the 0.08% voluntary investment management fee waiver;

•

was lower than the gross effective investment management fee rate that would have been paid to the Manager for the Horizon Portfolio absent application of the 0.08% voluntary investment management fee waiver for the Horizon Portfolio, taking into account the investment management fees paid by the underlying Trust Portfolios;

•	was comparable with those of the Trust’s other asset allocation fees paid by underlying Trust Portfolios that are not principally structured as funds-of-funds; and

•	was comparable with contractual fee increases in connection with the repositioning of certain Trust portfolios from a fund-of-funds structure to a non fund-of-funds structure.

In addition, even though GSAM’s contractual subadvisory fee rate for the Repositioned Portfolio is higher than Horizon’s contractual subadvisory fee rate, the Board noted that the gross effective subadvisory fee rate paid by the Manager in connection with the Portfolio for the twelve-month period ended September 30, 2012 (taking into account the subadvisory fees paid by the underlying Trust Portfolios) was actually higher than the subadvisory fee rate that would have been paid to GSAM in connection with the Repositioned Portfolio during that period.

Comparative Analysis of Investment Management Fee Rates

The Board compared the Horizon Portfolio’s actual investment management fee and net total expense ratio for the twelve-month period ended September 30, 2012 and the proposed investment management fee and projected net total expense ratio for the Repositioned Portfolio assuming the Portfolio Repositioning had gone into effect during the same period with those of comparable mutual funds as selected by Lipper, Inc. (Lipper), an independent provider of investment performance and expense information to mutual funds and their boards of directors/trustees. Lipper classified both the Horizon Portfolio and the Repositioned Portfolio as variable insurance products (VIP) mixed-asset target allocation moderate funds. The actual management fee represents the fee rate actually paid by each fund classified by Lipper as a VIP mixed-asset target allocation moderate fund, including the Horizon Portfolio and the Repositioned Portfolio, and includes any fee waivers or reimbursements. The net total expense ratio for each fund classified by Lipper as a VIP mixed-asset target allocation moderate fund, including the Horizon Portfolio and the Repositioned Portfolio, represents the actual expense ratio incurred by fund shareholders, but does not include the charges associated with the relevant variable insurance contracts.

These comparisons placed the Horizon Portfolio and the Repositioned Portfolio in various quartiles, with the first quartile being the best 25% of the relevant mutual funds (in the case of expenses, the lowest-cost mutual funds) and the fourth quartile being the most expensive of the relevant mutual funds.

The materials provided to the Board in advance of the meeting indicated that the total gross expense ratio and the total net expense ratio for the Portfolio fell within the third quartile of the Lipper VIP mixed-asset target allocation moderate funds universe, while for the Repositioned Portfolio the total gross expense ratio fell within the fourth quartile and the total net expense ratio fell within the third quartile of that Lipper Universe.

The Board also reviewed the annualized investment management fee information in the Lipper VIP mixed-asset target allocation moderate funds universe. As the Portfolio is a fund-of-funds and the Repositioned Portfolio is not a fund-of-funds, the Board reviewed the annualized investment management fee information in the Lipper universe in two separate sub-universes, one sub-universe of fund-of-funds, including the Portfolio, and another sub-universe of non fund-of-funds, including the Repositioned Portfolio. The materials provided to the Board in advance of the meeting indicated that the contractual investment management fee rate for both the Portfolio and the Repositioned Portfolio fell within the fourth quartile of the relevant Lipper sub-universe.

The Board noted that the Repositioned Portfolio will be a global asset allocation fund that pursues global investment strategies and also noted that the broad geographical reach of the Repositioned Portfolio will require larger amounts of time and resources for oversight and administration as compared to the Horizon Portfolio. In short, the Board found it reasonable to conclude that the investment management and subadvisory arrangements for the Repositioned Portfolio should be evaluated in light of these differences.

Manager’s Profitability

Because the engagement of GSAM with respect to the Horizon Portfolio is new, there is no historical profitability with respect to the proposed subadvisory arrangements with the Horizon Portfolio. As a result, the Board did not consider this factor. The Board noted that profitability would be reviewed in connection with future annual reviews of advisory agreements.

Economies of Scale

The Board considered the potential for the Manager to experience economies of scale as the Repositioned Portfolio grows in size. The Board considered that the amended management agreement would provide breakpoints (that is, reductions in the fee rate as the size of the Repositioned Portfolio increases), and that the proposed subadvisory fee rate for GSAM would include breakpoints in the fee rate paid by the Manager to GSAM, and that the subadvisory breakpoints would reduce that fee rate if the Repositioned Portfolio increases in size. The Board noted that it will consider economies of scale (and any corresponding expense caps or waiver arrangements) as part of any future annual review of the amended management agreement.

Other Benefits to the Manager or its affiliates from serving as Manager

The Board did not consider ancillary or potential “fall out” benefits accruing to the Manager as a result of its service as investment manager for the Horizon Portfolio. The Board noted that it had previously considered the ancillary or fall-out benefits accruing to the Manager as part of its annual consideration of the renewal of the current management agreement for the Horizon Portfolio in June 2012, and that it had determined any such benefits to be reasonable at that time. The Board also noted that it will consider ancillary benefits as part of any future annual review of the amended management agreement.

Conclusion

Based on the materials provided to the Trustees and the presentations made by the Manager and GSAM at the meeting, the Board concluded that approving the Portfolio Repositioning and the increased management fee rate was in the best interests of the Horizon Portfolio and its shareholders.

Proxy Voting Results (Unaudited)

1. At special joint meetings of each Portfolio of the Trust held on February 14, 2013, shareholders of the Trust’s Portfolios approved the election of the following individuals to the Trust’s Board of Trustees:

Susan Davenport Austin
For	14,856,658,813.544
Withheld	601,523,836.517

Sherry S. Barrat
For	14,875,516,907.467
Withheld	582,665,742.594

Kay Ryan Booth
For	14,875,526.371.420
Withheld	582,656,278.641

Timothy S. Cronin
For	14,893,388,068.436
Withheld	564,794,581.625

Delayne Dedrick Gold
For	14,831,761,608.273
Withheld	626,421,041.788

Robert F. Gunia
For	14,871,016,149.621
Withheld	587,166,500.440

W. Scott McDonald, Jr.
For	14,845,060,424.795
Withheld	613,122,225.266

Thomas T. Mooney
For	14,857,386,432.828
Withheld	600,796,217.233

Thomas M. O’Brien
For	14,883,706,788.023
Withheld	574,475,862.038

Robert F. O’Donnell
For	14,887,600,982.090
Withheld	570,581,667.971

F. Don Schwartz
For	14,825,543,871.654
Withheld	632,638,778.407

2. At special joint meetings of the indicated Portfolios of the Trust held on February 14, 2013, shareholders of each Portfolio approved a proposal to adopt a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

AST Academic Strategies Asset Allocation Portfolio

	Shares Voted	%Voted
For	593,623,264.966	92.032%
Against	18,465,375.559	2.524%
Abstain	32,935,071.434	4.763%

AST FI Pyramis Asset Allocation Portfolio

	Shares Voted	%Voted
For	146,259,567.001	92.310%
Against	4,859,955.068	3.067%
Abstain	7,325,544.241	4.623%

AST Franklin Templeton Founding Funds Allocation Portfolio

	Shares Voted	%Voted
For	305,864.543.150	92.172%
Against	11,434,790.124	3.445%
Abstain	14,545,328.237	4.383%

AST Investment Grade Bond Portfolio

	Shares Voted	%Voted
For	1,179,993,582.689	92.620%
Against	39,654,536.411	3.112%
Abstain	54,376,905.899	4.268%

AST J.P. Morgan Global Thematic Portfolio

	Shares Voted	%Voted
For	181,520,554.063	91.377%
Against	6,809.648.228	3.428%
Abstain	10,320,804.918	5.195%

AST J.P. Morgan Strategic Opportunities Portfolio

	Shares Voted	%Voted
For	174,384,814.835	92.713%
Against	4,748,261.906	2.525%
Abstain	8,959,805.306	4.763%

AST New Discovery Asset Allocation Portfolio

	Shares Voted	%Voted
For	34,753,127.664	93.484%
Against	1,172,709.524	3.154%
Abstain	1,249,861.189	3.362%

3. At a special meeting of shareholders of the AST Horizon Moderate Asset Allocation Portfolio (now known as the AST Goldman Sachs Multi-Asset Portfolio), held on March 22, 2013, shareholders of the Portfolio approved the following proposals:

A. To approve an amended investment management agreement.

	Shares Voted	%Voted
For	222,168,063.276	88.351%
Against	14,686,978.404	5.840%
Abstain	14,608,361.067	5.809%

B. To approve a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

	Shares Voted	%Voted
For	222,868,299.289	88.628%
Against	13,387,302.962	5.324%
Abstain	15,207,800.496	6.048%

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

All are Prudential Financial companies, and each is solely responsible for its financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0248475-00002-00    AST-SAR-D

ADVANCED SERIES TRUST

SEMIANNUAL REPORT •  JUNE 30, 2013

This report is one of several that provides financial information about certain investment choices available under variable annuity contracts. Based on the variable annuity contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Long Duration Bond Portfolio

For information about enrolling in e-Delivery, please refer to the instructions below. Thank you.

Individual Annuity Contract Owners - To receive your reports online, go to www.annuities.prudential.com/investor/edelivery, or scan the code below.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2013

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Long Duration Portfolio	A1

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2013

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Robert F. O’Donnell

President,

Advanced Series Trust	July 31, 2013

Advanced Series Trust Presentation of Portfolio Holdings	June 30, 2013

AST Long Duration Bond
Allocation	(% of Net Assets	)
Corporate Bonds	84.6%
U.S. Treasury Obligations	8.1%
Municipal Bonds	2.3%
Foreign Agency	2.1%
Sovereign Bonds	0.4%

For a complete listing of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2013

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Long Duration Portfolio	Actual**	$1,000.00	$948.00	1.22%	$4.10
	Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2013, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

** AST Long Duration Bond Portfolio’s “Actual” expenses are calculated using the 126 day period ended June 30, 2013 due to its commencement of operations on February 25, 2013.

AST LONG DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

LONG-TERM INVESTMENTS — 97.5% CORPORATE BONDS — 84.6%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Aerospace & Defense — 0.5%
Northrop Grumman Corp., Sr. Unsec’d. Notes	Baa2	4.750%	06/01/43	$500	$477,921

Airlines — 1.0%
Delta Air Lines, Class A, Pass-Through Certificates	Baa1	6.821%	08/10/22	688	777,866
US Airways, Pass-Through Certificates	Ba1	3.950%	11/15/25	300	288,750

					1,066,616

Automobiles — 0.6%
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750%	01/15/43	750	659,693

Banking — 9.1%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.875%	02/07/42	490	547,825
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	5.875%	01/30/42	150	165,044
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	1,300	1,716,961
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%	01/22/23	225	215,274
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	100	110,301
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	750	768,273
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.200%	01/25/23	750	711,980
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	150	156,261
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	5.400%	01/06/42	250	264,435
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	5.600%	07/15/41	1,100	1,183,769
Merrill Lynch & Co., Inc., Sub. Notes	Baa3	6.110%	01/29/37	1,000	984,363
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	07/28/21	300	320,348
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	7.300%	05/13/19	900	1,045,453
Morgan Stanley, Sub. Notes	Baa2	4.100%	05/22/23	225	207,882
Suntrust Bank, Sr. Unsec’d. Notes	A3	2.750%	05/01/23	1,000	920,093

					9,318,262

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	6.500%	01/20/43	200	191,484

Building Materials & Construction — 0.3%
Building Materials Corp. of America, Gtd. Notes, 144A	Ba3	7.500%	03/15/20	325	347,750

Cable — 2.9%
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A (original cost $499,375; purchased 04/24/13)(f)(g)	Baa2	4.500%	06/30/43	500	430,316
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	6.000%	08/15/40	1,700	1,698,275
NBCUniversal Media LLC, Gtd. Notes	A3	4.450%	01/15/43	450	420,085
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.875%	11/15/40	500	458,026

					3,006,702

Capital Goods — 1.4%
Fedex Corp., Gtd. Notes	Baa1	4.100%	04/15/43	825	728,333
Ingersoll-Rand Global Holding Co. Ltd. (Bermuda), Gtd. Notes, 144A	Baa2	5.750%	06/15/43	450	457,305
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	250	246,526

					1,432,164

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST LONG DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals — 6.4%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	$1,350	$1,269,162
CF Industries, Inc., Gtd. Notes	Baa2	4.950%	06/01/43	925	878,349
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.250%	11/15/20	225	236,939
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	5.250%	11/15/41	1,500	1,489,604
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	2.800%	02/15/23	900	857,554
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.150%	02/15/43	500	480,437
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%	12/08/21	500	527,859
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	12/08/41	250	272,993
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.625%	11/01/19	300	328,875
Rockwood Specialties Group, Inc., Gtd. Notes	Ba2	4.625%	10/15/20	250	251,250

					6,593,022

Consumer Products — 1.9%
ADT Corp. (The), Sr. Unsec’d. Notes	Baa2	4.875%	07/15/42	200	169,790
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	6.450%	01/15/26	350	445,493
PVH Corp., Sr. Unsec’d. Notes	Ba3	4.500%	12/15/22	275	264,000

QVC, Inc., Sr. Sec’d. Notes	Ba2	5.125%	07/02/22	300	303,162

SC Johnson & Son, Inc., Unsec’d. Notes, 144A (original costs $416,908; purchased 05/07/13)(f)(g)	A-(d)	4.000%	05/15/43	425	380,811
Whirlpool Corp., Notes, MTN	Baa3	5.150%	03/01/43	450	425,985

					1,989,241

Electric — 7.1%
AES Corp., Sr. Unsec’d. Notes	Ba3	4.875%	05/15/23	750	699,375
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa1	3.350%	07/01/23	325	316,138
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21	250	266,875
DTE Electric Co., General Refinance Motgage	A1	4.000%	04/01/43	525	483,208
Duke Energy Progress, Inc., First Mortgage	A1	4.100%	03/15/43	1,200	1,096,570
ITC Holdings Corp., Sr. Unsec’d. Notes	Baa2	5.300%	07/01/43	1,000	1,009,477
Nextera Energy Capital Holdings, Inc., Gtd. Notes	Baa1	3.625%	06/15/23	1,325	1,276,243
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.600%	06/15/43	1,000	984,458
PPL Capital Funding, Inc., Gtd. Notes	Baa3	4.700%	06/01/43	800	726,432
Public Service Co. of Colorado, First Mortgage	A2	3.950%	03/15/43	175	161,001
Westar Energy, Inc., First Mortgage	A3	4.100%	04/01/43	275	259,757

					7,279,534

Energy - Integrated — 2.3%
Chevron Corp., Sr. Unsec’d. Notes	Aa1	3.191%	06/24/23	1,375	1,368,333
Total Capital International SA (France), Gtd. Notes	Aa1	2.875%	02/17/22	1,000	961,155

					2,329,488

Energy - Other — 3.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	400	480,610
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	1,500	1,494,528
Halliburton Co., Sr. Unsec’d. Notes	A2	7.450%	09/15/39	375	513,339
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	03/01/41	800	901,285
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.750%	09/15/40	300	310,372

					3,700,134

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST LONG DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Food — 2.7%
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	A3	4.000%	01/17/43	$1,700	$1,539,399
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.000%	04/15/20	225	255,405
Constellation Brands, Inc., Gtd. Notes	Ba1	4.250%	05/01/23	250	235,937
PepsiCo, Inc., Sr. Unsec’d. Notes	A1	2.750%	03/01/23	750	709,632

					2,740,373

Healthcare & Pharmaceutical — 8.4%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	2.900%	11/06/22	1,250	1,168,926
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.875%	11/15/21	500	514,637
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	225	232,710
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/40	750	804,919
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	A2	5.875%	11/15/36	728	849,969
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	2.950%	06/15/23	425	401,766
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	1,000	1,112,229
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	650	746,688
Merck & Co., Inc., Sr. Unsec’d. Notes	A2	4.150%	05/18/43	750	714,530
Pfizer, Inc., Sr. Unsec’d. Notes	A1	4.300%	06/15/43	1,500	1,456,361
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	4.750%	04/15/43	400	370,738
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%	02/01/43	250	233,466

					8,606,939

Insurance — 3.6%
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	4.500%	06/15/43	1,000	985,862
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.300%	05/15/43	800	726,585
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	4.300%	04/15/43	200	173,227
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%	05/01/42	500	534,965
Lincoln National Corp., Sr. Unsec’d. Notes	Baa1	7.000%	06/15/40	900	1,118,595
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%	03/30/43	100	94,378

					3,633,612

Media & Entertainment — 3.6%
Belo Corp., Sr. Unsec’d. Notes	Ba3	7.250%	09/15/27	150	153,375
CBS Corp., Gtd. Notes (original cost $441,840;purchased 03/18/13)(f)(g)	Baa2	5.900%	10/15/40	400	416,810
Discovery Communications LLC, Gtd. Notes	Baa2	4.875%	04/01/43	400	369,762
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	1,000	1,110,474
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	1,000	1,100,710
Time Warner, Inc., Gtd. Notes	Baa2	7.700%	05/01/32	175	222,499
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/15/43	300	276,445

					3,650,075

Metals — 1.7%
Barrick North America Finance LLC, Gtd. Notes, 144A	Baa2	5.750%	05/01/43	650	525,718
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A	Baa3	5.450%	03/15/43	100	88,185
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.500%	11/02/20	1,100	1,094,455

					1,708,358

Non-Captive Finance — 1.7%
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.500%	02/15/19	300	309,750

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST LONG DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Captive Finance (continued)
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	$600	$636,457
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38	760	836,574

					1,782,781

Packaging — 0.7%
Ball Corp., Gtd. Notes	Ba1	4.000%	11/15/23	475	439,375
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes, 144A	Ba2	4.500%	01/15/23	300	282,750

					722,125

Paper — 4.2%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $3,474,750; purchased 05/31/13)(f)(g)	Baa2	5.400%	11/01/20	3,000	3,345,303
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	250	300,040
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa3	7.375%	03/15/32	500	600,235

					4,245,578

Pipelines & Other — 2.3%
AGL Capital Corp., Gtd. Notes	Baa1	4.400%	06/01/43	750	695,055
Buckeye Partners LP, Sr. Unsec’d. Notes	Baa3	4.150%	07/01/23	825	802,680
Enterprise Products Operating LLC, Gtd. Notes	Baa1	4.850%	03/15/44	250	237,111
Enterprise Products Operating LLC, Gtd. Notes	Baa1	6.875%	03/01/33	55	65,442
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.000%	08/15/42	250	235,845
Nisource Finance Corp., Gtd. Notes	Baa3	4.800%	02/15/44	350	316,924

					2,353,057

Railroads — 2.9%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.450%	03/15/43	200	186,364
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	Baa3	7.125%	10/15/31	1,300	1,607,462
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	3.950%	10/01/42	1,000	862,884
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	4.250%	04/15/43	275	260,856

					2,917,566

Retailers — 6.0%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.125%	05/15/21	550	581,264
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	450	525,859
Home Depot, Inc. (The), Sr. Unsec’d. Notes	A3	2.700%	04/01/23	1,025	971,758
L Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	375	380,625
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	5.125%	01/15/42	940	906,943
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.000%	04/11/43	250	227,796
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.250%	09/01/35	2,300	2,497,147

					6,091,392

Technology — 1.4%
Apple, Inc., Sr. Unsec’d. Notes	Aa1	2.400%	05/03/23	1,000	927,464
Oracle Corp., Sr. Unsec’d. Notes	A1	2.500%	10/15/22	500	461,089

					1,388,553

Telecommunications — 4.8%
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40	1,450	1,467,167

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST LONG DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications (continued)
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.550%	08/15/41	$840	$874,612
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.750%	11/01/41	1,750	1,664,399
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	4.375%	02/19/43	1,000	895,792

					4,901,970

Tobacco — 3.3%
Altria Group, Inc., Gtd. Notes	Baa1	4.500%	05/02/43	1,300	1,156,099
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	250	376,268
Lorillard Tobacco Co., Gtd. Notes	Baa2	7.000%	08/04/41	650	688,423
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.125%	03/04/43	250	222,098
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.375%	11/15/41	1,000	907,568

					3,350,456

TOTAL CORPORATE BONDS (cost $91,098,142)					86,484,846

FOREIGN AGENCY — 2.1%
Petrobras Global Finance BV (Netherlands)	A3	5.625%	05/20/43	600	520,770
Statoil ASA (Norway)	Aa2	7.750%	06/15/23	1,200	1,616,014

TOTAL FOREIGN AGENCY (cost $2,324,065)					2,136,784

MUNICIPAL BONDS — 2.3%
California — 1.0%
Kaiser Foundation Hospitals, Gtd. Notes	A+(d)	4.875%	04/01/42	1,000	993,494

Missouri — 0.7%
Ascension Health, Inc., Unsec’d. Notes	Aa2	4.847%	11/15/53	750	754,883

New York — 0.6%
Port Authority of New York & New Jersey,
Revenue Bonds	Aa3	5.647%	11/01/40	500	556,710

TOTAL MUNICIPAL BONDS (cost $2,477,966)					2,305,087

SOVEREIGN BOND — 0.4%
United Mexican States (Mexico), MTN (cost $514,953)	Baa1	4.750%	03/08/44	500	445,000

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Bonds		3.125%	02/15/43	30	28,041
U.S. Treasury Notes		0.250%	12/15/14(k)	400	400,094
U.S. Treasury Notes		1.750%	05/15/23(k)	8,405	7,871,804

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,287,769)					8,299,939

TOTAL LONG-TERM INVESTMENTS (cost $104,702,895)					99,671,656

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST LONG DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENT — 4.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,683,955)(w)	4,683,955	$4,683,955

TOTAL INVESTMENTS — 102.1% (cost $109,386,850)		104,355,611
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (2.1)%		(2,181,342)

NET ASSETS — 100.0%		$102,174,269

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note

†	The ratings reflected are as of June 30, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market.The aggregate original cost of such securities is $4,832,873. The aggregate value of $4,573,240 is approximately 4.5% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at June 30, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2013	Unrealized Depreciation
Long Positions:
90	5 Year U.S. Treasury Notes	Sep. 2013	$10,997,603	$10,894,219	$(103,384)
20	U.S. Long Bond	Sep. 2013	2,812,969	2,716,875	(96,094)

					(199,478)

Short Positions:
8	2 Year U.S. Treasury Notes	Sep. 2013	1,759,797	1,760,000	(203)
36	10 Year U.S. Treasury Notes	Sep. 2013	4,538,578	4,556,250	(17,672)
76	U.S. Ultra Bond	Sep. 2013	11,079,484	11,195,750	(116,266)

					(134,141)

					$(333,619)

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST LONG DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$85,418,230	$1,066,616
Foreign Agency	—	2,136,784	—
Municipal Bonds	—	2,305,087	—
Sovereign Bond	—	445,000	—
U.S. Treasury Obligations	—	8,299,939	—
Affiliated Money Market Mutual Fund	4,683,955	—	—
Other Financial Instruments*
Futures	(333,619)	—	—

Total	$4,350,336	$98,605,040	$1,066,616

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 02/25/2013^	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(19,916)
Purchases	1,086,983
Sales	—
Accrued discount/premium	(451)
Transfers in and/or out of Level 3	—

Balance as of 06/30/2013	$1,066,616

^	Commencement of operations.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, ($19,916) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using prices provided by a single broker/dealer.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Banking	9.1%
Healthcare & Pharmaceutical	8.4
U.S. Treasury Obligations	8.1
Electric	7.1
Chemicals	6.4
Retailers	6.0
Telecommunications	4.8
Affiliated Money Market Mutual Fund	4.6
Paper	4.2
Energy - Other	3.6
Media & Entertainment	3.6
Insurance	3.6
Tobacco	3.3
Cable	2.9
Railroads	2.9
Foods	2.7
Pipelines & Other	2.3

Energy - Integrated	2.3%
Municipal Bonds	2.3
Foreign Agency	2.1
Consumer Products	1.9
Non-Captive Finance	1.7
Metals	1.7
Capital Goods	1.4
Technology	1.4
Airlines	1.0
Packaging	0.7
Automobiles	0.6
Aerospace & Defense	0.5
Sovereign Bond	0.4
Building Materials & Construction	0.3
Brokerage	0.2

102.1
Liabilities in excess of other assets	(2.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST LONG DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2013 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	—	$—	Due to broker-variation margin	$333,619	*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$409,374

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(333,619)

For the period ended June 30, 2013, the Portfolio’s average value at trade date for futures long positions was $8,651,361 and for short positions was $10,416,399.

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST LONG DURATION BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

The Portfolio invested in derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of derivative assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	$—	$—	$—	$—

Description	Gross Amounts of Recognized Liabilities	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Exchange-traded and cleared derivatives	(83,219)	—	—	(83,219)

Collateral Amount Pledged/(Received):
Exchange-traded and cleared derivatives				83,219

Net Amount				$—

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST LONG DURATION BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $104,702,895)	$99,671,656
Affiliated investments (cost $4,683,955)	4,683,955
Deposit with broker.	3,141
Receivable for investments sold	4,569,614
Receivable for fund share sold	1,177,624
Dividends and interest receivable	1,085,404

Total Assets	111,191,394

LIABILITIES:
Payable for investments purchased	8,885,283
Due to broker-variation margin.	83,219
Accrued expenses and other liabilities	28,977
Advisory fees payable	17,592
Distribution fee payable	1,090
Payable for fund share repurchased	547
Affiliated transfer agent fee payable	417

Total Liabilities	9,017,125

NET ASSETS	$102,174,269

Net assets were comprised of:
Paid-in capital	$106,991,179
Retained earnings.	(4,816,910)

Net assets, June 30, 2013	$102,174,269

Net asset value and redemption price per share, $102,174,269 / 10,775,256 outstanding shares of beneficial interest	$9.48

STATEMENT OF OPERATIONS

(Unaudited)

For the Period February 25, 2013* through June 30, 2013

INCOME
Interest income.	$528,126
Affiliated dividend income.	2,386

530,512

EXPENSES
Advisory fees	101,520
Custodian and accounting fees.	29,000
Audit fee	15,000
Distribution fee	14,713
Trustees’ fees	5,000
Shareholders’ reports	5,000
Legal fees and expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000) (Note 4)	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	3,243

Total expenses	180,476

NET INVESTMENT INCOME	350,036

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	(211,509)
Futures transactions	409,374
Foreign currency transactions	47

197,912

Net change in unrealized appreciation (depreciation) on:
Investments.	(5,031,239)
Futures.	(333,619)

(5,364,858)

NET LOSS ON INVESTMENTS	(5,166,946)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,816,910)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

February 25, 2013* through June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$350,036
Net realized gain on investment and foreign currency transactions.	197,912
Net change in unrealized appreciation (depreciation) on investments	(5,364,858)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.	(4,816,910)

FUND SHARE TRANSACTIONS:
Fund share sold [10,775,411 shares].	106,992,714
Fund share repurchased [155 shares]	(1,535)

NET INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS.	106,991,179

TOTAL INCREASE IN NET ASSETS	102,174,269
NET ASSETS:
Beginning of period	—

End of period	$102,174,269

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A10

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2013 consisted of 78 separate Portfolios (“Portfolios”). The information presented in these financial statements pertains to the AST Long Duration Bond Portfolio (the “Portfolio” or “Long Duration Bond”). The investment objective of the Portfolio is to maximize total return, consistent with preservation of capital.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

2. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolio in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolio’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

B1

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

B2

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Portfolio invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Portfolio may use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures, and guarantees the futures contracts against default.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s

B3

long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

Delayed Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Concentration of Risk:    The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from the Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions to shareholders are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2013, the Investment Manager has engaged Prudential Investment Management, Inc. (“PIM”) as Sub-adviser for Long Duration Bond Portfolio.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets, at the annual rate specified below. The Investment Manager pays the Subadviser a fee as compensation for advisory services provided to the Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statements of Operations.

B4

	Advisory Fees	Effective Advisory Fees
Long Duration Bond	0.69% first $ 300 million;	0.69%
	0.68% on next $ 200 million;
	0.67% on next $ 250 million;
	0.66% on next $2.5 billion;
	0.65% on next $ 2.75 billion;
	0.62% on next $ 4 billion;
	0.60% in excess of $10 billion

AST Investment Services, Inc., PI, and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

The Trust has entered into an agreement with the following affiliated entities; Prudential Insurance Company of America (“PICA”), Pruco Life Insurance Company (“PLAZ”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Prudential Retirement Insurance and Annuity Company (“PRIAC”), Pramerica of Bermuda Life Assurance Company, Ltd., Prudential Annuities Life Assurance Corporation (“PALAC”), and Prudential Annuities Distributors, Inc. (“PAD”), each an indirect, wholly-owned subsidiary of Prudential Financial, Inc., and certain unaffiliated entities.

PAD serves as the distributor for the shares of the Portfolio. Each class of shares is offered and redeemed at its net asset value without any sales load. PAD is an affiliate of PI and ASTIS. The Portfolio has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Fund. Under the 12b-1 Plan, the shares of the Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to the Portfolio. The annual shareholder services and distribution (12b-1) fee for the Portfolio’s shares is 0.10% of the average daily net assets of the Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

5. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the period ended June 30, 2013, were as follows:

	Cost of Purchases	Proceeds from Sales
Long Duration Bond	$99,389,077	$2,870,566

6. Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

B5

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Line of Credit

The Portfolios, along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Portfolio did not utilize the SCA during the period ended June 30, 2013.

8. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9. Ownership

As of June 30, 2013, substantially all shares of each Portfolio were owned of record by PALAC, Pruco Life Arizona, PLNJ and PICA on behalf of the owners of the variable insurance products issued by each of these entities.

B6

Financial Highlights

(Unaudited)

	AST Long Duration Bond Portfolio
	February 25, 2013(c) through June 30, 2013(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00

Income (Loss) From Investment Operations:
Net investment income	0.08
Net realized and unrealized loss on investments	(0.60)

Total from investment operations	(0.52)

Net Asset Value, end of period	$9.48

Total Return(a)	(5.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$102.2
Ratios to average net assets(b):
Expenses After Waivers and/or Expense Reimbursement	1.22	%(e)
Expenses Before Waivers and/or Expense Reimbursement	1.22	%(e)
Net investment income	2.36	%(e)
Portfolio turnover rate	262	%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying funds in which the Portfolio invests.

(c)	Commencement of operations.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of New Management and Subadvisory Agreements: AST Long Duration Bond Portfolio

Initial Approval of the Portfolio’s Advisory Agreements

As required by the Investment Company Act of 1940, as amended (the 1940 Act) the Board of Trustees (the Board) of the Advanced Series Trust (the Trust) considered the proposed management agreement (the Management Agreement) with Prudential Investments LLC and AST Investment Services, Inc. (collectively, the Manager) and the proposed subadvisory agreement (the Subadvisory Agreement, and collectively with the Management Agreement, the Advisory Agreements) with Prudential Investment Management, Inc. (PIM or the Subadviser), with respect to the AST Long Duration Bond Portfolio (the Portfolio) prior to the Portfolio’s commencement of operations. The Board, including all of the Independent Trustees, met on November 12-14, 2012 and approved the Advisory Agreements for an initial two year period, after concluding that approval of the Advisory Agreements was in the best interest of the Portfolio.

In advance of the meeting, the Board requested and received materials relating to the Advisory Agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the Advisory Agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Portfolio by the Manager and the Subadviser; comparable performance information; the fees proposed to be paid by the Portfolio to the Manager and by the Manager to the Subadviser under the Advisory Agreements; the potential for economies of scale that may be shared with the Portfolio and its shareholders; and other benefits to the Manager and the Subadviser. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the meeting on November 12-14, 2012. The Board also considered information provided by the Manager with respect to other funds managed by the Manager, which information had been provided throughout the year at regular Board meetings. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreements with respect to the Portfolio.

The Board determined that the overall arrangements between the Portfolio and the Manager, which will serve as the Portfolio’s investment manager pursuant to the Management Agreement, and between the Manager and the Subadviser, which will serve as the Portfolio’s subadviser pursuant to the terms of the Subadvisory Agreement, are appropriate in light of the services to be performed and the fees to be charged under the Advisory Agreements and such other matters as the Board considered relevant in the exercise of its business judgment.

The material factors and conclusions that formed the basis for the Board’s reaching its determinations to approve the Advisory Agreements are separately discussed below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that it had received and considered information about the Manager in connection with the renewal of the management agreement covering the other portfolios of the Trust at the June 13-15, 2012 Board meetings, and concluded that it was satisfied with the nature, quality, and extent of services provided by the Manager under the management agreement covering the other Trust portfolios. The Board determined that it was reasonable to conclude that the nature, quality, and extent of services to be provided by the Manager under the amended Management Agreement covering the Portfolio would be similar in nature to those provided under the existing Management Agreement.

With respect to the Subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio under the Subadvisory Agreement. The Board considered, among other things, the background and experience of the portfolio managers for the Subadviser. The Board also received information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the Subadviser. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) regarding the Subadviser. The Board concluded that with respect to the Subadviser, based on the nature of the proposed services to be rendered and the background information that it reviewed about the Subadviser, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided to the Portfolio by the Subadviser.

Performance

Because the Portfolio had not yet commenced operations, no investment performance information for the Portfolio existed for Board review. The Board, however, received and considered information regarding the investment performance of other accounts managed by the Subadviser utilizing an investment strategy similar to the strategy proposed for the Portfolio. The Board concluded that it was satisfied with the performance records of the Subadviser.

While there was no historical performance information of the Portfolio for Board review, the Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Fee Rates

The Board considered the proposed management fee, subadvisory fees and estimated overall expense ratio for the Portfolio. The Board also considered comparisons of those fees and expenses with similar funds based on comparative data from a third-party service provider. The Board concluded that the management fee, subadvisory fees and estimated overall expense ratio for the Portfolio were reasonable.

Profitability

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical profitability information with respect to the Portfolio to be reviewed. The Board noted that it would review profitability information in connection with future annual reviews of advisory agreements.

Economies of Scale

Because the Portfolio had not yet commenced operations, the Board noted that there was no historical information regarding economies of scale with respect to the Portfolio to be reviewed. The Board noted that it would review such information in connection with future annual reviews of advisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the Subadviser in connection with the Portfolio. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other Trust portfolios, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds. The Board noted that it would review ancillary benefits in connection with future annual reviews of advisory agreements.

***

After full consideration of these factors, the Board concluded that approving the Advisory Agreements was in the best interest of the Portfolio.

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

All are Prudential Financial companies, and each is solely responsible for its financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0248438-00001-00    AST-SAR-E

ADVANCED SERIES TRUST

SEMIANNUAL REPORT •  JUNE 30, 2013

This report is one of several that provides financial information about certain investment choices available under variable annuity contracts. Based on the variable annuity contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2013, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

For information regarding enrollment in the e-Delivery program, please see the inside front cover of this report.

AST Money Market Portfolio

For information about enrolling in e-Delivery, please refer to the instructions below. Thank you.

Individual Annuity Contract Owners - To receive your reports online, go to www.annuities.prudential.com/investor/edelivery, or scan the code below.

Individual Life Insurance Contract Owners - To receive your reports online, go to www.prudential.com/edelivery, or scan the code below.

Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2013

■	LETTER TO CONTRACT OWNERS

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	AST Money Market Portfolio	A1

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2013

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. The quality of our businesses and risk diversification has enabled us to manage effectively through volatile markets over time. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Robert F. O’Donnell

President,

Advanced Series Trust	July 31, 2013

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2013

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
AST Money Market Portfolio	Actual	$1,000.00	$1,000.00	0.19%	$0.94
	Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2013, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
CERTIFICATES OF DEPOSIT — 14.7%
Bank of Montreal	0.273%	(c)	06/18/14	$12,000	$12,000,000
Bank of Montreal Chicago Branch	0.763%	(c)	09/23/13	16,000	16,019,630
Bank of Nova Scotia	0.273%	(c)	06/19/14	6,000	6,000,000
Bank of Nova Scotia	0.474%	(c)	09/12/13	12,000	12,005,472
Bank of Nova Scotia Houston	0.697%	(c)	10/18/13	3,500	3,504,304
Bank of Nova Scotia Houston	0.703%	(c)	02/27/14	2,250	2,255,778
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.200%		09/10/13	11,000	11,000,000
Branch Banking and Trust Co.	0.180%		08/05/13	5,000	5,000,000
Canadian Imperial Bank of Commerce (NY Branch)	0.392%	(c)	07/19/13	12,000	12,001,260
Credit Suisse (New York Branch)	0.776%	(c)	07/25/13	9,000	9,000,000
Deutsche Bank AG	0.250%		07/15/13	8,000	8,000,000
JPMorgan Chase & Co.	0.250%		10/02/13	6,000	6,000,000
JPMorgan Chase Bank NA	0.200%		11/18/13	10,000	10,000,000
JPMorgan Chase Bank NA	0.330%		02/18/14	9,000	9,000,000
National Australia Bank Ltd.	0.943%	(c)	08/06/13	5,000	5,003,495
Norinchukin Bank (New York Branch)	0.170%		07/18/13	8,000	8,000,000
Rabobank Nederland (New York Branch)	0.270%		07/08/13	5,000	5,000,068
Rabobank Nederland (New York Branch)	0.325%	(c)	08/09/13	10,000	10,001,356
Royal Bank of Canada (New York Branch)	0.310%	(c)	03/26/14	16,000	16,000,000
Societe Generale SA	0.200%		07/31/13	11,000	11,000,000
Sumitomo Mitsui Banking Corp.	0.230%		09/12/13	4,000	4,000,000
Sumitomo Mitsui Banking Corp.	0.230%		09/12/13	2,500	2,500,000
Sumitomo Mitsui Banking Corp.	0.790%		07/17/13	5,000	5,001,308
Svenska Handelsbanken AB	0.215%		08/26/13	10,000	10,000,000
Svenska Handelsbanken AB	0.285%		07/09/13	2,200	2,200,051
Toronto-Dominion Bank	0.220%		11/22/13	6,000	6,000,000
Toronto-Dominion Bank	0.272%	(c)	09/13/13	1,650	1,650,235
Toronto-Dominion Bank	0.276%	(c)	07/26/13	3,400	3,400,272
Wells Fargo Bank NA	0.183%	(c)	10/09/13	10,000	10,000,000
Wells Fargo Bank NA	0.193%	(c)	12/06/13	12,000	12,000,000

TOTAL CERTIFICATES OF DEPOSIT (cost $233,543,229)					233,543,229

COMMERCIAL PAPER — 17.5%
ABN AMRO Funding USA LLC, 144A(n)	0.270%		08/14/13	4,000	3,998,680
ABN AMRO Funding USA LLC, 144A(n)	0.270%		09/04/13	6,000	5,997,075
Australia & New Zealnd Banking Group Ltd., 144A(n)	0.195%		08/09/13	7,000	6,998,521
BNP Paribas Finance, Inc.(n)	0.150%		07/05/13	5,350	5,349,911
Commonwealth Bank of Australia, 144A(n)	0.175%		09/16/13	8,000	7,997,005
Commonwealth Bank of Australia, 144A(n)	0.240%		12/23/13	2,000	1,997,667
Credit Agricole North America, Inc.(n)	0.200%		08/01/13	12,000	11,997,933
DNB Bank ASA	0.272%	(c)	06/11/14	4,000	4,000,000
DNB Bank ASA(n)	0.430%		11/21/13	5,000	5,002,564
DNB Bank ASA, 144A(n)	0.210%		07/08/13	3,000	2,999,877
DNB Bank ASA, 144A	0.356%	(c)	01/22/14	7,000	7,000,000
DNB Bank ASA, 144A	0.422%	(c)	09/20/13	9,000	9,000,000
Electricite de France, 144A(n)	0.220%		07/18/13	7,000	6,999,273
Electricite de France, 144A(n)	0.240%		07/05/13	7,000	6,999,809
HSBC Bank PLC, 144A	0.344%	(c)	01/31/14	21,000	21,000,000
ING (U.S.) Funding LLC(n)	0.260%		07/30/13	10,000	9,997,906
ING (U.S.) Funding LLC(n)	0.260%		08/01/13	1,000	999,776
International Bank For Reconstruction & Development(n)	0.100%		07/09/13	12,000	11,999,733
International Bank For Reconstruction & Development(n)	0.120%		08/05/13	8,000	7,999,067
International Finance Corp.(n)	0.110%		07/10/13	6,000	5,999,835
National Australia Funding Delaware, 144A(n)	0.180%		09/16/13	4,000	3,998,460

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COMMERCIAL PAPER (continued)
Nestle Capital Corp., 144A(n)	0.200%		09/06/13	$8,000	$7,997,022
Nordea Bank AB, 144A(n)	0.190%		09/06/13	8,000	7,997,171
Nordea Bank AB, 144A(n)	0.230%		11/21/13	3,000	2,997,259
PSP Capital, Inc., 144A(n)	0.150%		08/15/13	6,000	5,998,875
PSP Capital, Inc., 144A(n)	0.170%		07/02/13	4,000	3,999,981
PSP Capital, Inc., 144A(n)	0.170%		07/03/13	4,000	3,999,962
Sanofi Aventis, 144A(n)	0.070%		07/15/13	25,000	24,999,319
Schlumberger Investment SA, 144A(n)	0.150%		09/19/13	15,600	15,594,800
Skandinaviska Enskilda Banken AB, 144A(n)	0.240%		09/04/13	11,000	10,995,233
State Street Corp.(n)	0.160%		09/05/13	9,000	8,997,360
Swedbank AB(n)	0.240%		09/03/13	11,000	10,995,307
Toyota Motor Credit Corp.(n)	0.140%		07/02/13	6,000	5,999,977
US Bank National Association(n)	0.150%		07/01/13	18,000	18,000,000

TOTAL COMMERCIAL PAPER (cost $276,905,358)					276,905,358

CORPORATE BONDS — 6.6%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, 144A	0.943%	(c)	09/24/13	5,000	5,008,301
General Electric Capital Corp., Sr. Unsec’d. Notes	1.130%	(c)	01/07/14	12,500	12,556,016
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.910%	(c)	04/07/14	2,000	2,008,590
ING Bank NV, Sr. Notes, 144A	1.597%	(c)	10/18/13	13,985	14,039,756
International Bank For Reconstruction & Development, Sr. Unsec’d. Notes	0.500%		11/26/13	4,000	4,005,735
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	0.682%	(c)	10/04/13	3,000	3,003,381
MetLife Institutional Funding II, Sec’d. Notes, 144A	0.349%	(c)	01/10/14	5,000	5,000,000
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A	0.975%	(c)	11/12/13	5,000	5,013,601
New York Life Global Funding, Sec’d. Notes, 144A	1.850%		12/13/13	15,000	15,102,185
Rabobank Nederland, Sr. Unsec’d. Notes	0.476%	(c)	07/25/13	6,000	6,001,102
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN	0.578%	(c)	04/17/14	1,000	1,002,393
Total Capital Canada Ltd., Sr. Unsec’d. Notes	0.658%	(c)	01/17/14	7,000	7,016,000
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.356%	(c)	07/19/13	2,200	2,200,193
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.278%	(c)	04/07/14	15,000	15,000,000
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.403%	(c)	06/01/14	7,000	7,331,347

TOTAL CORPORATE BONDS (cost $104,288,600)					104,288,600

REPURCHASE AGREEMENTS(m) — 17.8%
Deutsche Bank Securities, 0.250%, dated 06/28/13, due 07/01/13 in the amount of $50,001,042				50,000	50,000,000
Goldman Sachs & Co., 0.070%, dated 06/25/13, due 07/02/13 in the amount of $10,000,136				10,000	10,000,000
Goldman Sachs & Co., 0.070%, dated 06/27/13, due 07/11/13 in the amount of $35,000,953(g)				35,000	35,000,000
HSBC Securities, 0.150%, dated 06/28/13, due 07/01/13 in the amount of $135,153,689				135,152	135,152,000
Merrill Lynch, 0.050%, dated 06/26/13, due 07/03/13 in the amount of $15,000,146				15,000	15,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

				Principal Amount (000)#	Value (Note 2)
REPURCHASE AGREEMENTS(m) (continued)
Merrill Lynch, 0.150%, dated 04/30/13, due 07/01/13 in the amount of $22,005,683				$22,000	$22,000,000
Morgan Stanley, 0.050%, dated 06/26/13, due 07/03/13 in the amount of $15,000,146				15,000	15,000,000

TOTAL REPURCHASE AGREEMENTS (cost $282,152,000)					282,152,000

	Interest Rate		Maturity Date
TIME DEPOSITS — 2.3%
Australia & New Zealand Banking Group Ltd.(g)	0.170%		07/11/13	14,000	14,000,000
US Bank National Association	0.150%		07/01/13	22,000	22,000,000

TOTAL TIME DEPOSITS (cost $36,000,000)					36,000,000

U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS — 37.2%
Federal Farm Credit Bank(n)	0.090%		07/01/13	9,000	9,000,000
Federal Farm Credit Bank	0.132%	(c)	09/19/13	12,000	11,999,734
Federal Home Loan Bank	0.065%	(c)	08/13/13	4,000	3,999,788
Federal Home Loan Bank(n)	0.070%		07/31/13	9,000	8,999,475
Federal Home Loan Bank(n)	0.070%		08/07/13	7,000	6,999,496
Federal Home Loan Bank(n)	0.070%		08/09/13	4,000	3,999,697
Federal Home Loan Bank(n)	0.077%		09/11/13	4,900	4,899,245
Federal Home Loan Bank(n)	0.078%		09/11/13	15,000	14,997,660
Federal Home Loan Bank(n)	0.079%		07/31/13	6,000	5,999,605
Federal Home Loan Bank(n)	0.080%		07/31/13	4,000	3,999,733
Federal Home Loan Bank(n)	0.080%		08/02/13	25,000	24,998,222
Federal Home Loan Bank(n)	0.082%		08/02/13	5,000	4,999,636
Federal Home Loan Bank(n)	0.082%		08/16/13	7,000	6,999,266
Federal Home Loan Bank(n)	0.083%		07/05/13	12,000	11,999,889
Federal Home Loan Bank(n)	0.085%		07/05/13	5,000	4,999,953
Federal Home Loan Bank(n)	0.088%		09/18/13	10,000	9,998,069
Federal Home Loan Bank(n)	0.090%		09/18/13	10,000	9,998,025
Federal Home Loan Bank	0.090%		11/26/13	4,000	3,999,639
Federal Home Loan Bank	0.096%	(c)	01/27/14	7,000	6,997,607
Federal Home Loan Bank(n)	0.100%		08/16/13	3,000	2,999,617
Federal Home Loan Bank	0.100%		10/25/13	14,000	13,999,711
Federal Home Loan Bank	0.100%		11/12/13	4,000	3,999,421
Federal Home Loan Bank	0.100%		11/20/13	9,000	8,999,479
Federal Home Loan Bank	0.100%		12/20/13	11,000	10,998,844
Federal Home Loan Bank(n)	0.102%		09/27/13	41,500	41,489,653
Federal Home Loan Bank(n)	0.105%		09/25/13	14,000	13,996,488
Federal Home Loan Bank(n)	0.110%		09/25/13	8,000	7,997,898
Federal Home Loan Bank(n)	0.115%		07/01/13	5,000	5,000,000
Federal Home Loan Bank	0.132%	(c)	05/15/14	9,000	8,999,807
Federal Home Loan Bank	0.133%	(c)	05/09/14	11,000	10,999,807
Federal Home Loan Bank	0.143%	(c)	02/28/14	17,000	16,996,866
Federal Home Loan Bank	0.144%	(c)	04/04/14	12,000	11,999,539
Federal Home Loan Bank	0.280%		11/04/13	7,000	7,004,022
Federal Home Loan Mortgage Corp.(n)	0.090%		11/06/13	3,000	2,999,040
Federal Home Loan Mortgage Corp.(n)	0.100%		07/01/13	14,000	14,000,000
Federal Home Loan Mortgage Corp.(n)	0.110%		01/21/14	25,000	24,984,417
Federal Home Loan Mortgage Corp.(n)	0.120%		08/12/13	4,000	3,999,440
Federal Home Loan Mortgage Corp.(n)	0.120%		08/27/13	8,000	7,998,480
Federal Home Loan Mortgage Corp.	0.132%	(c)	09/13/13	33,000	32,998,013

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.(n)	0.160%		10/22/13	$5,000	$4,997,489
Federal Home Loan Mortgage Corp.(n)	0.160%		10/29/13	19,000	18,989,867
Federal Home Loan Mortgage Corp.	0.375%		11/27/13	13,000	13,011,962
Federal National Mortgage Association(n)	0.070%		08/22/13	5,000	4,999,494
Federal National Mortgage Association(n)	0.100%		07/01/13	20,969	20,969,000
Federal National Mortgage Association(n)	0.110%		07/02/13	25,000	24,999,924
Federal National Mortgage Association(n)	0.110%		07/03/13	13,000	12,999,921
Federal National Mortgage Association(n)	0.110%		07/22/13	8,000	7,999,487
Federal National Mortgage Association(n)	0.110%		07/23/13	10,000	9,999,328
Federal National Mortgage Association(n)	0.115%		07/23/13	5,000	4,999,649
Federal National Mortgage Association(n)	0.120%		07/22/13	7,000	6,999,510
Federal National Mortgage Association(n)	0.120%		08/15/13	11,000	10,998,350
Federal National Mortgage Association(n)	0.130%		08/19/13	14,000	13,997,523
Federal National Mortgage Association(n)	0.140%		07/19/13	12,000	11,999,160
Federal National Mortgage Association(n)	0.143%		12/26/13	4,000	3,997,172
Federal National Mortgage Association	0.182%	(c)	08/12/13	5,000	5,000,182

TOTAL U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS (cost $589,303,299)					589,303,299

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Notes	0.125%		09/30/13	15,000	15,000,000
U.S. Treasury Notes	0.250%		10/31/13-01/31/14	41,000	41,023,325
U.S. Treasury Notes	0.500%		11/15/13	14,000	14,021,431

TOTAL U.S. TREASURY OBLIGATIONS (cost $70,044,756)					70,044,756

TOTAL INVESTMENTS — 100.5% (cost $1,592,237,242)					1,592,237,242
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%					(8,256,736)

NET ASSETS — 100.0%					$1,583,980,506

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securites are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2013.
(g)	Indicates a security that has been deemed illiquid.
(m)	Repurchase agreements are collateralized by FNMA (coupon rates 3.00%-8.50%, maturity dates 12/01/14-05/01/43), FHLMC (coupon rates 2.50%-8.50%, maturity dates 03/01/16-04/1/42), GNMA (coupon rates 2.74%-5.00%, maturity dates 09/20/26-05/15/53) and U.S.
Treasury Notes (coupon rate 3.125%, maturity date 11/15/41) with the aggregate value, including accrued interest, of $287,914,320.
(n)	Rate shown is the effective yield at purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3—	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$233,543,229	$—
Commercial Paper	—	276,905,358	—
Corporate Bonds	—	104,288,600	—
Repurchase Agreements	—	282,152,000	—
Time Deposits	—	36,000,000	—
U.S. Government Agency/Supra National Obligations	—	589,303,299	—
U.S. Treasury Obligations	—	70,044,756	—

Total	$—	$1,592,237,242	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

U.S. Government Agency/Supra National Obligations	37.2%
Repurchase Agreements	17.8
Commercial Paper	17.5
Certificates of Deposit	14.7
Corporate Bonds	6.6
U.S. Treasury Obligations	4.4
Time Deposits	2.3

100.5
Liabilities in excess of other assets	(0.5)

100.0%

The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Repurchase agreements	$282,152,000	$—	$—	$ 282,152,000

Collateral Amount Pledged/(Received):
Repurchase agreements				(282,152,000)

Net Amount				$ —

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2013

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,310,085,242)	$1,310,085,242
Repurchase agreements (cost $282,152,000)	282,152,000
Cash	123
Interest receivable	385,405
Receivable for fund share sold	1,444
Prepaid expenses	18,400

Total Assets	1,592,642,614

LIABILITIES:
Payable for fund share repurchased	8,527,383
Accrued expenses and other liabilities	96,845
Advisory fees payable	19,788
Distribution fee payable	17,675
Affiliated transfer agent fee payable	417

Total Liabilities	8,662,108

NET ASSETS	$1,583,980,506

Net assets were comprised of:
Paid-in capital	$1,583,373,794
Retained earnings	606,712

Net assets, June 30, 2013	$1,583,980,506

Net asset value and redemption price per share, $1,583,980,506 / 1,583,396,246 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2013

INCOME
Interest income	$1,717,285

EXPENSES
Advisory fees	4,356,516
Distribution fee	596,728
Shareholder servicing fees and expenses	312,402
Custodian and accounting fees	91,000
Trustees’ fees	18,000
Insurance expenses	17,000
Audit fee	11,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300) (Note 4)	4,000
Shareholders’ reports	2,000
Miscellaneous	10,885

Total expenses	5,426,531
Less: advisory fee waivers and/or expense reimbursement	(3,612,162)
Less: shareholder servicing fee waiver	(97,084)

Net expenses	1,717,285

NET INVESTMENT INCOME	—

NET REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	107,037

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,037

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$—	$315,274
Net realized gain on investment transactions	107,037	74,378

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	107,037	389,652

DISTRIBUTIONS	—	(315,343)

FUND SHARE TRANSACTIONS:
Fund share sold [556,151,176 and 2,505,012,163 shares, respectively]	556,151,176	2,505,012,163
Fund share issued in reinvestment/payment of distributions [0 and 310,147 shares, respectively]	—	310,147
Fund share repurchased [1,241,010,700 and 2,953,861,857 shares, respectively]	(1,241,010,699)	(2,953,861,858)

NET DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(684,859,523)	(448,539,548)

TOTAL DECREASE IN NET ASSETS	(684,752,486)	(448,465,239)
NET ASSETS:
Beginning of period	2,268,732,992	2,717,198,231

End of period	$1,583,980,506	$2,268,732,992

SEE NOTES TO FINANCIAL STATEMENTS.

A6

NOTES TO THE FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

1. General

Advanced Series Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2013 consisted of 78 separate Portfolios (“Portfolios”). The information presented in these financial statements pertains to AST Money Market Portfolio (the “Portfolio” or “Money Market”). The investment objective of the Portfolio is high current income and to maintain high levels of liquidity.

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

2. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolio in the preparation of their financial statements.

Security Valuation:    Each Portfolio holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolio to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolio’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

B1

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Portfolio securities are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Trustees of the Trust, the Portfolio may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based at the current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

B2

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Portfolio’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

Delayed Delivery Transactions:    Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Lending:    The Portfolios may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each

B3

borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level. Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not generally subject to entity-level taxation. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions from the Portfolio are made in cash and are recorded on the ex-dividend date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. At June 30, 2013, the Investment Manager has engaged Prudential Investment Management, Inc. (“PIM”) as Sub-adviser for Money Market.

Advisory Fees and Expense Limitations:    The Investment Manager receives a fee, accrued daily and payable monthly, based on the annual rate specified below, using the value of the Portfolio’s average daily net assets. The Investment Manager pays the Subadviser a fee as compensation for advisory services provided to the

B4

Portfolio. All amounts paid or payable by the Portfolio to the Investment Manager, under the agreement, are reflected in the Statements of Operations.

	Advisory Fee through February 24, 2013	Advisory Fee at June 30, 2013	Effective Advisory Fee
Money Market	0.50%	0.49% first $300 million;	0.08	%*
		0.48% on next $200 million;
		0.47% on next $250 million;
		0.46% on next 2.5 billion;
		0.45% on next 2.75 billion;
		0.42% on next $4 billion;
		0.40% in excess of $10 billion

*	The Investment Manager has voluntarily agreed to limit the advisory fees of the Money Market Portfolio such that the 1-day yield (without gain or loss) does not fall below 0.00%. The waiver/reimbursement is voluntary and may be modified or terminated by AST Investment Services, Inc. and PI at any time without notice. During the six months ended June 30, 2013, the Investment Manager has reimbursed the Portfolio as a result of this voluntary agreement in the amount of $3,612,162, 0.40% of the Money Market Portfolio’s average daily net assets.

AST Investment Services, Inc., PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

The Trust has entered into an agreement with the following affiliated entities; Prudential Insurance Company of America (“PICA”), Pruco Life Insurance Company (“PLAZ”), Pruco Life Insurance Company of New Jersey (“PLNJ”), Prudential Retirement Insurance and Annuity Company (“PRIAC”), Pramerica of Bermuda Life Assurance Company, Ltd., Prudential Annuities Life Assurance Corporation (“PALAC”), and Prudential Annuities Distributors, Inc. (“PAD”), each an indirect, wholly-owned subsidiary of Prudential Financial, Inc., and certain unaffiliated entities pursuant to which the Portfolios paid such affiliated and unaffiliated entities a shareholder servicing fee at an annual rate of 0.10% of each Portfolio’s average daily net assets through February 24, 2013. The Investment Manager had voluntarily agreed to waive a portion of the 0.10% shareholder servicing fee based on the following fee structure: 0.10% on the average daily net assets up to $300 million (no waiver), 0.08% on average daily net assets of the next $200 million (0.02% waiver), 0.07% on average daily net assets of the next $250 million (0.03% waiver), and 0.06% on average daily net assets in excess of $750 million (0.04% waiver).

Effective February 25, 2013, PAD serves as the distributor for the shares of each Portfolio of the Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. The Trust has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio of the Trust. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.10% of the average daily net assets of each Portfolio.

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and Trustees of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

5. Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

B5

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Line of Credit

The Portfolios, along with other affiliated registered investment companies (the “Funds”), were parties to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

During the six months ended June 30, 2013, Money Market did not utilize the SCA.

7. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

8. Ownership

As of June 30, 2013, substantially all shares of each Portfolio were owned of record by PALAC, Pruco Life Arizona, PLNJ and PICA on behalf of the owners of the variable insurance products issued by each of these entities.

9. New Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board (the “FASB”) issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

B6

Financial Highlights

(Unaudited)

	AST Money Market Portfolio
	Six Months Ended June 30, 2013		Year Ended December 31,
			2012	2011	2010	2009	2008
Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net investment income	—		— (b)	— (b)	— (b)	— (b)	0.02

Less Distributions:	—		— (b)	— (b)	— (b)	— (b)	(0.02)

Net Asset Value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(a)	0.00%		0.01%	0.02%	0.03%	0.25%	2.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,584.0		$2,268.8	$2,717.2	$3,217.9	$2,821.0	$2,906.4
Ratios to average net assets:
Expenses After Waivers and/or Expense Reimbursement	0.19	%(c)	0.21%	0.18%	0.26%	0.45%	0.56%
Expenses Before Waivers and/or Expense Reimbursement	0.60	%(c)	0.61%	0.62%	0.62%	0.62%	0.59%
Net investment income	0.00	%(c)	0.01%	0.02%	0.02%	0.24%	2.44%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust) consists of eleven individuals, nine of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC and AST Investment Services, Inc. (together with Prudential Investments LLC, collectively referred to herein as PI) and the AST Money Market Portfolio’s (the Portfolio) subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 11-12, 2013 (the Meeting) and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

In advance of the Meeting, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant Peer Universe and Peer Group, as is further discussed below.

In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and Prudential Investment Management, Inc. (PIM), which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interest of the Trust, the Portfolio and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of PIM, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by PIM, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of PIM, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and PIM, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and PIM. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by PIM, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PIM, which is an affiliate of PI, both separately and on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, prior to February 2013, the management fee schedule for most of the Portfolios of the Trust did not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board also took under consideration that, in conjunction with the February 2013 shareholder approval of a distribution and services (12b-1) plan for most Trust Portfolios, PI had reduced the management fee that it receives from each Portfolio covered under the plan by amending the Trust’s management agreement to include management fee breakpoints in the fee schedule for each Portfolio which did not previously have breakpoints in its management fee schedule, and to insert additional management fee breakpoints into the fee schedules for each Portfolio which had preexisting management fee breakpoints.

The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI, PIM, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Portfolio’s securities lending agent, compensation received by insurance company affiliates of PI from PIM, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2012, except as otherwise noted below.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2012. The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in the Peer Universe and each Peer Group were objectively determined by Lipper Inc., (“Lipper”) an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In addition, the Board noted that the Administrative Services Fee that was in effect during 2012 had been subject to a tiered Administrative Services Fee waiver, pursuant to which PI waived a portion of the 0.10% Administrative Services Fee paid by the Portfolio based on the average daily net assets of the Portfolio, as follows: for the Portfolio’s average daily net assets of $300 million and below: no waiver is applicable; for the Portfolio’s average daily net assets over $300 million up to and including $500 million, the Administrative Services Fee is reduced to 0.08%; for the Portfolio’s average daily net assets over $500 million up to and including $750 million, the Administrative Services Fee is reduced to 0.07%; and for the Portfolio’s average daily net assets over $750 million, the Administrative Services Fee is reduced to 0.06%. The Board noted that, as a result of shareholder approval of a 12b-1 plan for most of the Portfolios of the Trust in February 2013 and the corresponding inclusion of fee breakpoints in the Portfolio’s management fee schedules, the Administrative Services Fee was discontinued in February 2013.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that although the Portfolio’s gross performance in relation to its Peer Universe was in the third quartile over the one- and three-year periods, the Portfolio’s net performance (which reflects the impact of Portfolio fees, expenses and subsidies) in relation to the Peer Universe was in the first quartile for the one-year period and in the second quartile for the three-, five- and ten-year periods.

•

The Board noted that PI presently voluntarily waived a portion of its management fee to ensure that the 1-day yield for the Portfolio does not fall below 0.00%. The Board accepted PI’s recommendation to continue its existing voluntary yield waiver support.

•	The Board concluded that, in light of the Portfolio’s competitive net performance, it would be in the best interests of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

Proxy Voting Results (Unaudited)

1. At special joint meetings of the Portfolios of the Trust held on February 14, 2013, shareholders of the Trust’s Portfolios approved the election of the following individuals to the Trust’s Board of Trustees:

Susan Davenport Austin
For	14,856,658,813.544
Withheld	601,523,836.517

Sherry S. Barrat
For	14,875,516,907.467
Withheld	582,665,742.594

Kay Ryan Booth
For	14,875,526.371.420
Withheld	582,656,278.641

Timothy S. Cronin
For	14,893,388,068.436
Withheld	564,794,581.625

Delayne Dedrick Gold
For	14,831,761,608.273
Withheld	626,421,041.788

Robert F. Gunia
For	14,871,016,149.621
Withheld	587,166,500.440

W. Scott McDonald, Jr.
For	14,845,060,424.795
Withheld	613,122,225.266

Thomas T. Mooney
For	14,857,386,432.828
Withheld	600,796,217.233

Thomas M. O’Brien
For	14,883,706,788.023
Withheld	574,475,862.038

Robert F. O’Donnell
For	14,887,600,982.090
Withheld	570,581,667.971

F. Don Schwartz
For	14,825,543,871.654
Withheld	632,638,778.407

2. At special joint meetings of the Portfolios of the Trust held on February 14, 2013, shareholders of the Portfolio approved a proposal to adopt a shareholder services and distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

	Shares Voted	%Voted
For	2,683,759,243.211	90.217%
Against	119,188,639.695	4.009%
Abstain	170,059,069.443	5.720%

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

The Advanced Series Trust is distributed by Prudential Annuities Distributors, Inc., One Corporate Drive, Shelton, CT, 06484, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

All are Prudential Financial companies, and each is solely responsible for its financial condition and contractual obligations.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0248415-00001-00    AST-SAR-F

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)     It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)     There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advanced Series Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert F. O’Donnell
Robert F. O’Donnell
President and Principal Executive Officer

Date:	August 15, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	August 15, 2013